UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS
(Exact name of registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206
(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.
c/o TIAA-CREF
730 Third Avenue
New York, New York 10017-3206
(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Item 1. Reports to Stockholders.

2009 SEMIANNUAL REPORT

TIAA-CREF FUNDS

(formerly the TIAA-CREF Institutional Mutual Funds)

MARCH 31, 2009

Financial statements (unaudited)

Growth Equity

Growth & Income

International Equity

Large-Cap Growth

Large-Cap Value

Mid-Cap Growth

Mid-Cap Value

Small-Cap Equity

Large-Cap Growth Index

Large-Cap Value Index

Equity Index

S&P 500 Index

Mid-Cap Growth Index

Mid-Cap Value Index

Mid-Cap Blend Index

Small-Cap Growth Index

Small-Cap Value Index

Small-Cap Blend Index

International Equity Index

Enhanced International Equity Index

Enhanced Large-Cap Growth Index

Enhanced Large-Cap Value Index

Social Choice Equity

Real Estate Securities

Managed Allocation

Bond

Bond Plus

Short-Term Bond

High-Yield

Tax-Exempt Bond

Inflation-Linked Bond

Money Market

UNDERSTANDING YOUR REPORT FROM TIAA-CREF FUNDS

This report contains information about the holdings and investment performance of all three share classes of the TIAA-CREF Funds for the period that ended March 31, 2009. The report contains five main sections:

•	The performance overview on the inside front cover shows the funds’ returns over a variety of time periods.

•

The report to investors from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, explains how returns among various types of investments differed during the six-month period.

•

The fund performance section compares each fund’s investment return with those of that fund’s benchmark index and Morningstar peer group. This section also provides fund statistics at a glance, as well as detailed information about portfolio composition, expenses and risks.

•

The summary portfolios of investments list the industries and types of securities in which each fund had investments as of March 31, 2009, and the largest individual holdings the fund held on that date.

•	The financial statements provide detailed information about the operations and financial condition of each fund.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

PERFORMANCE OVERVIEW AS OF MARCH 31, 2009

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

EQUITIES
Growth Equity Fund
Institutional Class (7/1/99)	–35.22%	–3.97%		–6.16%

Growth & Income Fund
Institutional Class (7/1/99)	–33.90	–0.85		–2.17
Retirement Class (10/1/02)	–33.95	–1.12		–2.37	*
Retail Class (3/31/06)	–33.97	–0.86	*	–2.18	*

International Equity Fund†
Institutional Class (7/1/99)	–51.33	–3.31		–0.36
Retirement Class (10/1/02)	–51.47	–3.76		–0.71	*
Retail Class (3/31/06)	–51.40	–2.98	*	–0.19	*

Large-Cap Growth Fund
Institutional Class (3/31/06)	–35.38	—		–10.90
Retirement Class (3/31/06)	–35.51	—		–11.12
Retail Class (3/31/06)	–35.55	—		–11.06

Large-Cap Value Fund
Institutional Class (10/1/02)	–41.45	–4.90		2.05
Retirement Class (10/1/02)	–41.64	–5.16		1.82
Retail Class (10/1/02)	–41.54	–5.06		1.86

Mid-Cap Growth Fund
Institutional Class (10/1/02)	–41.10	–4.10		4.41
Retirement Class (10/1/02)	–41.25	–4.35		4.12
Retail Class (10/1/02)	–41.22	–4.31		4.15

Mid-Cap Value Fund
Institutional Class (10/1/02)	–40.86	–1.68		6.11
Retirement Class (10/1/02)	–41.01	–1.96		5.80
Retail Class (10/1/02)	–40.91	–1.87		5.88

Small-Cap Equity Fund†
Institutional Class (10/1/02)	–37.33	–5.91		3.14
Retirement Class (10/1/02)	–37.50	–6.15		2.85
Retail Class (10/1/02)	–37.42	–6.04		2.98

Large-Cap Growth Index Fund
Institutional Class (10/1/02)	–34.30	–4.51		1.03
Retirement Class (10/1/02)	–34.39	–4.77		0.73

Large-Cap Value Index Fund
Institutional Class (10/1/02)	–42.32	–4.98		1.34
Retirement Class (10/1/02)	–42.49	–5.25		1.03

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

Equity Index Fund
Institutional Class (7/1/99)	–38.12%	–4.61%		–3.21%
Retirement Class (3/31/06)	–38.14	–4.71	*	–3.26	*
Retail Class (3/31/06)	–38.16	–4.65	*	–3.23	*

S&P 500 Index Fund
Institutional Class (10/1/02)	–37.99	–4.81		0.95
Retirement Class (10/1/02)	–38.16	–5.07		0.66

Mid-Cap Growth Index Fund
Institutional Class (10/1/02)	–39.59	–4.01		4.10
Retirement Class (10/1/02)	–39.64	–4.27		3.80

Mid-Cap Value Index Fund
Institutional Class (10/1/02)	–42.34	–3.83		3.45
Retirement Class (10/1/02)	–42.49	–4.08		3.15

Mid-Cap Blend Index Fund
Institutional Class (10/1/02)	–40.60	–3.55		4.00
Retirement Class (10/1/02)	–40.73	–3.82		3.70

Small-Cap Growth Index Fund†
Institutional Class (10/1/02)	–36.12	–5.36		3.63
Retirement Class (10/1/02)	–36.21	–4.52		4.26

Small-Cap Value Index Fund†
Institutional Class (10/1/02)	–38.68	–5.22		3.22
Retirement Class (10/1/02)	–38.77	–5.42		2.98

Small-Cap Blend Index Fund†
Institutional Class (10/1/02)	–37.37	–5.23		3.44
Retirement Class (10/1/02)	–37.51	–5.45		3.18

International Equity Index Fund†
Institutional Class (10/1/02)	–45.98	–2.06		5.00
Retirement Class (10/1/02)	–46.12	–2.33		4.68

Enhanced International Equity Index Fund†
Institutional Class (11/30/07)	–47.48	—		–43.73

Enhanced Large-Cap Growth Index Fund
Institutional Class (11/30/07)	–33.56	—		–32.11

Enhanced Large-Cap Value Index Fund
Institutional Class (11/30/07)	–41.84	—		–38.18

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

Social Choice Equity Fund
Institutional Class (7/1/99)	–37.21%	–4.46%		–3.14%
Retirement Class (10/1/02)	–37.33	–4.73		–3.34	*
Retail Class (3/31/06)	–37.24	–4.50	*	–3.16	*

Real Estate Securities Fund
Institutional Class (10/1/02)	–58.99	–10.18		–0.73
Retirement Class (10/1/02)	–59.07	–10.31		–0.88
Retail Class (10/1/02)	–59.06	–10.25		–0.86

EQUITIES AND FIXED INCOME
Managed Allocation Fund
Institutional Class (3/31/06)	–28.10	—		–7.82
Retirement Class (3/31/06)	–28.28	—		–8.06
Retail Class (3/31/06)	–28.05	—		–7.81

FIXED INCOME
Bond Fund
Institutional Class (7/1/99)	1.30	3.48		5.65
Retirement Class (3/31/06)	0.98	3.31	*	5.56	*
Retail Class (3/31/06)	1.14	3.40	*	5.61	*

Bond Plus Fund
Institutional Class (3/31/06)	–2.63	—		2.40
Retirement Class (3/31/06)	–2.86	—		2.18
Retail Class (3/31/06)	–2.72	—		2.31

Short-Term Bond Fund
Institutional Class (3/31/06)	0.93	—		3.96
Retirement Class (3/31/06)	0.69	—		3.73
Retail Class (3/31/06)	0.84	—		3.88

High-Yield Fund†
Institutional Class (3/31/06)	–13.74	—		–2.44
Retirement Class (3/31/06)	–13.95	—		–2.70
Retail Class (3/31/06)	–13.83	—		–2.49

Tax-Exempt Bond Fund
Institutional Class (3/31/06)	0.95	—		3.25
Retail Class (3/31/06)	0.90	—		3.18

Inflation-Linked Bond Fund
Institutional Class (10/1/02)	–2.74	3.86		5.16
Retirement Class (3/31/06)	–3.02	3.76	*	5.08	*
Retail Class (10/1/02)	–2.83	3.73		5.03

	Total return	Average annual total return

Fund Class (inception)	1 year	5 years		since fund inception

MONEY MARKET FUND‡
Institutional Class (7/1/99)	2.12%	3.53%		3.47%
Retirement Class (3/31/06)	1.85	3.38	*	3.39	*
Retail Class (3/31/06)	2.03	3.47	*	3.44	*

Net annualized yield
(7-day period ended 3/31/09)		current		effective
Money Market Fund‡ – Institutional Class		0.68%		0.69%
Money Market Fund‡ – Retirement Class		0.43		0.43
Money Market Fund‡ – Retail Class		0.58		0.58

*

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

†	Shares held 60 calendar days or less may be subject to a redemption fee of 2%. Please see the prospectus for details.

‡

Investments in the TIAA-CREF Money Market Fund are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency (not including the fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds). Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. The current yield more closely reflects current earnings than does the total return.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

MORE INFORMATION FOR INVESTORS

PORTFOLIO HOLDINGS

Securities and Exchange Commission (SEC) rules intended to provide investors with more meaningful information about fund performance allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The funds also file complete portfolio listings with the SEC, and they are available to investors.

          You can obtain a complete list of the TIAA-CREF Funds’ holdings (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the SEC. (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	At the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

PROXY VOTING

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You can also call us at 800 842-2776 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

CONTACTING TIAA-CREF

There are three easy ways to contact us: by e-mail, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

FUND MANAGEMENT

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, Inc. The members of these teams are responsible for the day-to-day investment management of the funds.

2	2009 Semiannual Report ▪ TIAA-CREF Funds

Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

REPORT TO INVESTORS

The downturn in the world’s stock markets that began in October 2007 continued during the six months ended he downturn in the world’s stock markets that began in March 31, 2009, resulting in losses of historic dimensions. The Russell 3000® Index, which measures the broad U.S. market, declined 31.1%; the MSCI EAFE® Index, which measures stock performance in 21 foreign markets, also fell 31.1%, in terms of dollars.

          All twelve industry sectors of the Russell index posted double-digit declines, and the cumulative effect altered the contours of the index itself. At the end of March 2007, the financial sector was the largest component of the index, making up nearly 23% of its market capitalization; on March 31, 2009, financials were just 13% of the index, and the technology sector, at more than 15%, was the largest. Health care stocks, which held up better than most during the six-month period, became the second-largest sector.

Bonds give investors some relief

Measures taken by the U.S. Treasury Department and the Federal Reserve restored a level of confidence to the bond market during the period, and some sectors—particularly U.S. Treasuries and mortgage-backed securities—performed well. The Barclays Capital U.S. Aggregate Bond Index, which measures the performance of investment-grade, fixed-rate U.S. bonds, posted a gain of 4.7%, well above its historical norm. (The index, formerly the Lehman Brothers U.S. Aggregate Index, changed its name in November 2008.)

          Five of our six fixed-income funds registered gains during the period, with returns ranging from 0.7% for the Bond Plus Fund to 3.7% for the Bond Fund. The High-Yield Fund recorded an 8.7% loss, despite positive results in the first quarter of 2009.

          Returns for our 24 equity funds varied from –57.9% for the Real Estate Securities Fund to –25.5% for the Enhanced Large-Cap Growth Index Fund. The Managed Allocation Fund and the Social Choice Equity Fund returned –19.6% and –31.6%, respectively.

Large-cap stocks weather the downturn best

Stock market returns were driven by slowing economic activity and sagging corporate profits. Gross domestic product dropped at an annual rate of 6.3% in the fourth quarter of 2008 and 6.1% in the first quarter of 2009. At the end of the fourth quarter, corporate profits were down 21.5% from their level twelve months earlier, according to U.S. Commerce Department figures.

          During past economic downturns, the stocks of larger companies have often fared better than those of smaller ones, and that proved to be the case during the six months covered by this report. (Of course, past performance does not guarantee future results.) The large-cap stocks of the Russell 1000® Index fell 30.6%, while small- and mid-cap stocks declined 37.2% and 33.8%, respectively.

          Still, the returns of individual large-cap issues showed sharp differences. Returns for the five largest stocks in the Russell 3000 ranged from –31.5% for Procter & Gamble to –6.9% for AT&T.

We’ve streamlined our fund lineup

Five of the TIAA-CREF index funds will be merged into two existing index funds on or about June 12, 2009. The Small-Cap Growth Index Fund and the Small-Cap Value Index Fund will be merged into the Small-Cap Blend Index Fund. The Mid-Cap Growth Index Fund, the Mid-Cap Value Index Fund and the Mid-Cap Blend Index Fund will be merged into the Equity Index Fund. These changes will provide economies of scale that will help keep our expense charges low. Investors were notified of the mergers in a prospectus supplement dated April 22, 2009.

          In mid-April, the Growth Equity Fund was liquidated and its assets distributed to shareholders. Details of the liquidation can be found in the current prospectus. Our Large-Cap Growth Fund remains available to investors seeking opportunities among large-cap U.S. growth stocks.

Government extends temporary money market guarantee

The U.S. Department of the Treasury has extended its voluntary program to guarantee eligible money market funds, through September 18, 2009. Our Money Market Fund is participating in this program, which insures holdings in participating funds as of the close of business on September 19, 2008. For more information, please see page 69 of this report. Further details can be found at www.treas.gov.

/s/ Edward J. Grzybowski
Edward J. Grzybowski
Chief Investment Officer
Teachers Advisors, Inc.

TIAA-CREF Funds ▪ 2009 Semiannual Report	3

ABOUT THE FUNDS’ BENCHMARKS

EQUITY INDEXES

BROAD-MARKET INDEX

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

LARGE-CAP INDEXES

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The MSCI EAFE® (Europe, Australasia, Far East) Index measures the performance of the leading stocks in 21 developed countries outside North America.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

MID-CAP INDEXES

The Russell Midcap® Index measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization.

The Russell Midcap Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

SMALL-CAP INDEXES

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The Russell 2000 Growth Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Growth Index measures the performance of those stocks of the Russell 2000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization. The Russell 2000 Value Index measures the performance of those stocks of the Russell 2000 Index with lower relative forecasted growth rates and price/book ratios.

SPECIALTY EQUITY INDEX

The Dow Jones Wilshire Real Estate Securities Index measures the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies.

FIXED-INCOME INDEXES

The Barclays Capital U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities.

The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1– to 5–year maturities.

The Merrill Lynch BB/B Cash Pay Issuer Constrained Index measures the performance of bond securities that pay interest in cash and have a credit rating of BB or B. Merrill Lynch uses a composite of Fitch Ratings, Moody’s and Standard & Poor’s credit ratings in selecting bonds for this index. These ratings measure the risk that the bond issuer will fail to pay interest or to repay principal in full. The index is market weighted, so that larger bond issues have a greater effect on the index’s return. However, the representation of any single bond issuer is restricted to a maximum of 2% of the total index.

The Barclays Capital 10-Year Municipal Bond Index measures the performance of long-term, tax-exempt bonds. These bonds must have a minimum credit rating of Baa3/BBB-/BBB-, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million.

The Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L) measures the performance of fixed-income securities with fixed-rate coupon payments whose payments are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U).

You cannot invest directly in any index.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE is a trademark of MSCI, Inc. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

4	2009 Semiannual Report ▪ TIAA-CREF Funds

SPECIAL TERMS

Agency securities are bonds issued by U.S. government-backed entities such as the Federal National Mortgage Association (Fannie Mae).

Asset-backed securities are bonds backed by loans or by the outstanding amounts owed to a bank, credit card company or other lender.

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a mutual fund.

Commercial paper refers to short-term debt obligations issued to investors by banks, corporations or other borrowers. Maturities range from 1 to 270 days.

Emerging markets are countries with relatively low per capita income levels and above-average economic growth rates or prospects for growth.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. It is expressed as a percentage of the fund’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs, including redemption fees.

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Maturity date is the date on which the principal amount of a note, bond or other debt instrument becomes due or payable.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by the U.S. Government National Mortgage Association (Ginnie Mae), Fannie Mae or other government-backed entities.

Overweight holding is a security that forms a larger percentage of a mutual fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Portfolio turnover rate is calculated by dividing the value of securities bought or sold during the fiscal year (whichever is less) by the average value of the portfolio during that period.

Price/earnings (P/E) ratio is calculated by dividing the market value of a portfolio’s assets by its earnings per share over a twelve-month period.

Relative performance is the return of a mutual fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a mutual fund, in terms of market capitalization, than that security’s percentage of the benchmark.

IMPORTANT INFORMATION ABOUT EXPENSES

The expenses paid by shareholders of a mutual fund fall into two categories. For the TIAA-CREF Funds, these expenses are as follows:

•

Transaction costs: Although shareholders do not incur sales charges (loads) on purchases, on reinvested dividends or on other distributions, they may incur redemption fees on certain transactions in some funds. Please see the prospectus for details.

•	Ongoing costs: All shareholders incur these costs, which include management fees and other fund expenses.

The examples that appear on the performance pages are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

          The examples assume $1,000 was invested on October 1, 2008, and held for six months until March 31, 2009.

Actual expenses

The first line in each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee waiver and/or reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical fund values and expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

TIAA-CREF Funds ▪ 2009 Semiannual Report	5

GROWTH EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, active management risk, quantitative analysis risk and foreign investment risk. The fund is also subject to the risks of growth investing, as well as the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol Institutional Class	TIEQX
Fund net assets	$14.53 million
Number of holdings	74
Portfolio turnover rate	145%
Weighted median market capitalization	$32.1 billion
P/E ratio (weighted 12-month trailing average)	15.2
Dividend yield	1.41%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	35.1
Consumer products & services	33.8
Health care	9.5
Financial	9.2
Manufacturing & materials	7.4
Energy	5.0

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Growth Equity Fund returned –25.71% for the Institutional Class, compared with the –25.97% return of its benchmark, the Russell 1000® Growth Index, and the –26.80% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth continues to fare better than the broad market

During the six-month period, the large-cap growth category held up better than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index. For the previous twelve months, large-cap growth had declined 20.88%, while the Russell 3000 dropped 21.52%.

          In the growth category, large-cap stocks outpaced the –29.81% return of mid-cap issues and the –34.51% return of small-cap stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, large-cap value issues returned –35.22%. Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended March 31, 2009, the Russell 1000 Growth Index posted an average annual return of –5.26%—more than four-and-one-half percentage points lower than the –0.62% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of –2.25% over the same period.

Steep declines in largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Growth Index recorded double-digit declines for the six-month period. Returns were primarily driven by losses in the benchmark’s two largest sectors, in terms of market capitalization: technology (down 21.0%) and consumer discretionary (down 24.1%). Together,

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Growth Equity Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 7/1/1999)	–25.71%	–35.22%	–3.97%	–6.16%
Russell 1000 Growth Index*	–25.97	–34.28	–4.38	–5.83
Morningstar Large Growth†	–26.80	–35.94	–4.54	–4.98

Gross annual fund operating expenses: Institutional Class, 0.21%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

6	2009 Semiannual Report ▪ TIAA-CREF Funds

they made up more than 40% of the index at the end of the period. Two smaller sectors, “other energy” and financial services, also played an important role in the benchmark’s decline, with returns of –45.4% and –36.1%, respectively.

          The health care sector, the third-largest sector of the index and about 15% of its total market capitalization, held up best over the six-month period, dropping 18.2%. Consumer staples (down 21.6%) also weathered the unsettling six-month period better than most other sectors.

Stock selections keep the fund above the benchmark

While the fund’s return was disappointing, it nevertheless outperformed its benchmark due to numerous successful stock selections. The largest contribution to relative performance was an overweight position in biotechnology company Gilead Sciences. Other favorable overweights included Goldman Sachs and retailer Lowe’s. Nonbenchmark positions in Israeli drug manufacturer Teva Pharmaceuticals and credit reporting agency Experian also aided relative results.

          These positive contributions to relative performance were partly offset by other holdings, including overweight positions in Prudential Financial, Avon and General Mills. An underweight in Schering-Plough and a nonbenchmark position in General Electric also trimmed relative results.

          On March 31, 2009, foreign securities made up 5.26% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $5,378 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Growth Equity Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$742.90	$0.65

5% annual hypothetical return
Institutional Class	1,000.00	1,024.18	0.76

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.15% for the Institutional Class. The expense charge of this fund reflects a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	69.56
$4 billion–$15 billion	26.92
Under $4 billion	3.52

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	7

GROWTH & INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return through both capital appreciation and investment income, primarily from income-producing equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, quantitative analysis risk, active management risk and foreign investment risk. The fund is also subject to the risks of growth investing, as well as the risks associated with stocks paying relatively high dividends. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIGRX
Retirement Class	TRGIX
Retail Class	TIIRX
Fund net assets	$875.35 million
Number of holdings	156
Portfolio turnover rate	64%
Weighted median market capitalization	$39.3 billion
P/E ratio (weighted 12-month trailing average)	14.6
Dividend yield	2.39%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	26.8
Technology	21.4
Manufacturing & materials	12.6
Health care	12.6
Energy	12.0
Financial	11.4
Utilities	3.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Growth & Income Fund returned –26.28% for the Institutional Class, compared with the –30.54% return of its benchmark, the S&P 500® Index, and the –29.97% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

Large-cap stocks hold up better than the broader market

During the six-month period, the S&P 500 Index posted a substantial decline, but held up slightly better than the overall U.S. equity market, which fell 31.12%, as measured by the Russell 3000® Index.

          The disparity in returns was largely the result of larger losses from mid-and small-cap stocks, which fell 33.80% and 37.17%, respectively, during the six months. The S&P 500 included fewer mid- and small-cap stocks than the Russell 3000 Index.

          For the ten years ended March 31, 2009, the S&P 500 posted an average annual return of –3.00%—significantly less than the –2.25% average return of the Russell 3000 over the same period.

Losses from the benchmark’s largest sectors drive a broad decline

During the six months, all ten of the S&P 500’s industry sectors registered negative returns, including nine that suffered double-digit losses. These disappointing results were largely driven by weakness from the benchmark’s three largest sectors: information technology, health care and energy, which fell 22.5%, 19.1% and 29.8%, respectively. Combined, these sectors made up more than 45% of the benchmark’s total market capitalization at period-end.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Growth & Income Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)	–26.28%	–33.90%	–0.85%		–2.17%
S&P 500 Index*	–30.54	–38.09	–4.76		–3.81
Morningstar Large Blend†	–29.97	–38.13	–4.92		–3.98

Retirement Class (inception: 10/1/2002)	–26.32	–33.95	–1.12		–2.37	‡

Retail Class (inception: 3/31/2006)	–26.35	–33.97	–0.86	‡	–2.18	‡

Gross annual fund operating expenses: Institutional Class, 0.47%; Retirement Class, 0.72%; and Retail Class, 0.82%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

8	2009 Semiannual Report ▪ TIAA-CREF Funds

          Continued weakness in the financial (down 55.1%) and industrial (down 39.8%) sectors also significantly detracted from the benchmark’s overall performance. The small telecommunication services sector (down 8.4%) held up best during the period.

Stock selections help relative performance

While its absolute return for the period was disappointing, the fund nevertheless outperformed its benchmark by more than four percentage points because of several individual stock selections. Chief among these were overweight positions in Darden Restaurants, the parent company of the Red Lobster and Olive Garden chains; Mylan, a generic drug manufacturer; and biotechnology companies Amgen and Gilead Sciences. An underweight stake in Bank of America also contributed to the fund’s relative outperformance.

          These positive contributions were partly offset by several detractors from relative performance. These included overweight holdings in Citigroup, energy equipment supplier Smith International and Textron, the maker of Cessna aircraft and Bell helicopters.

          On March 31, 2009, foreign securities made up 4.08% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $8,070 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Growth & Income Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$737.20	$2.04
Retirement Class	1,000.00	736.80	3.12
Retail Class	1,000.00	736.50	2.73

5% annual hypothetical return
Institutional Class	1,000.00	1,022.59	2.37
Retirement Class	1,000.00	1,021.34	3.63
Retail Class	1,000.00	1,021.79	3.18

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.72% for the Retirement Class and 0.63% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	66.11
$4 billion–$15 billion	19.50
Under $4 billion	14.39

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	9

INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, quantitative analysis risk, active management risk, company risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIIEX
Retirement Class	TRERX
Retail Class	TIERX
Fund net assets	$1.34 billion
Number of holdings	128
Portfolio turnover rate	52%
Weighted median market capitalization	$16.8 billion
P/E ratio (weighted 12-month trailing average)	12.9
Dividend yield	3.93%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	30.1
Manufacturing & materials	28.3
Financial	22.8
Technology	9.4
Energy	7.2
Utilities	2.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The International Equity Fund returned –35.02% for the Institutional Class, compared with the –31.11% return of its benchmark, the MSCI EAFE® Index, and the –31.44% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Foreign stocks tumble as the global credit crisis continues

During the six-month period, the continuing credit crisis weighed heavily on economies around the world, causing foreign stocks to plunge in tandem with U.S. shares. The decline in the EAFE index, which tracks stocks in 21 developed nations outside North America, was nearly identical to the –31.12% return of the Russell 3000® Index, which measures the broad U.S. stock market. A global stock rally in March eased some of the pain, but not enough to lift foreign or U.S. markets out of deeply negative territory.

          At the end of the reporting period, both foreign and U.S. stocks had posted negative returns in every quarter since the fourth quarter of 2007. For the ten years ended March 31, 2009, the average annual return of the EAFE index was –0.82%, versus –2.25% for the Russell 3000 Index.

Weaker local currencies intensify foreign stock losses for U.S. investors

In terms of local currencies, the EAFE lost 26.77% for the six months, holding up somewhat better than the Russell 3000. For U.S. investors, however, the EAFE’s decline was magnified by a drop in the value of its local currencies,

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

International Equity Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)	–35.02%	–51.33%	–3.31%		–0.36%
MSCI EAFE Index*	–31.11	–46.51	–2.18		–1.09
Morningstar Foreign Large Blend†	–31.44	–46.46	–2.48		–1.73

Retirement Class (inception: 10/1/2002)	–35.11	–51.47	–3.76		–0.71	‡

Retail Class (inception: 3/31/2006)	–35.08	–51.40	–2.98	‡	–0.19	‡

Gross annual fund operating expenses: Institutional Class, 0.53%; Retirement Class, 0.78%; and Retail Class, 0.92%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2009 Semiannual Report ▪ TIAA-CREF Funds

particularly the euro, relative to the dollar. In dollar terms, the EAFE lost 31.11%.

          The dollar sometimes strengthens during periods of economic and market uncertainty, because such periods often spark a “flight to quality” that fuels investor demand for lower-risk, dollar-denominated assets, such as U.S. Treasury securities.

Stock selections cause the fund to underperform its benchmark

The fund posted a loss that was larger than its benchmark’s because of unfavorable stock selections. Among these were a nonbenchmark position in U.S. financial company Wells Fargo and overweights that included Royal Bank of Scotland, Italian car maker Fiat and British telecommunications company BT Group. Underweight positions that hurt the fund’s relative return included French energy company Total and Australian mining company BHP Billiton.

          The negative effects of these holdings were partly offset by overweight positions that included two U.K.-based stocks, software firm Autonomy and mining giant Rio Tinto, and Dutch technology company ASML. Favorable underweight positions also helped; these included two financial services companies, the Netherlands’ ING and Spain’s Banco Santander.

          As of March 31, 2009, stocks of companies in emerging markets, which are not included in the benchmark, made up about 7.6% of the fund’s total portfolio investments.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $9,653 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

International Equity Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$649.80	$2.18
Retirement Class	1,000.00	648.90	3.21
Retail Class	1,000.00	649.20	2.96

5% annual hypothetical return
Institutional Class	1,000.00	1,022.29	2.67
Retirement Class	1,000.00	1,021.04	3.93
Retail Class	1,000.00	1,021.34	3.63

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.53% for the Institutional Class, 0.78% for the Retirement Class and 0.72% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	50.02
$4 billion–$15 billion	36.68
Under $4 billion	13.30

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	11

LARGE-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, quantitative analysis risk, active management risk and foreign investment risk. The fund is also subject to the risks of growth investing, as well as the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILGX
Retirement Class	TILRX
Retail Class	TIRTX
Fund net assets	$477.00 million
Number of holdings	74
Portfolio turnover rate	145%
Weighted median market capitalization	$38.2 billion
P/E ratio (weighted 12-month trailing average)	15.1
Dividend yield	1.41%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	34.6
Consumer products & services	33.4
Financial	9.9
Health care	9.7
Manufacturing & materials	7.4
Energy	5.0

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Large Cap Growth Fund returned –25.86% for the Institutional Class, compared with the –25.97% return of its benchmark, the Russell 1000® Growth Index, and the –26.80% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth continues to fare better than the broad market

During the six-month period, the large-cap growth category held up better than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index. For the previous twelve months, large-cap growth had declined 20.88%, while the Russell 3000 dropped 21.52%.

          In the growth category, large-cap stocks outpaced the –29.81% return of mid-cap issues and the –34.51% return of small-cap stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, large-cap value issues returned –35.22%. Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended March 31, 2009, the Russell 1000 Growth Index posted an average annual return of –5.26%—more than four-and-one-half percentage points lower than the –0.62% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of –2.25% over the same period.

Steep declines in largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Growth Index recorded double-digit declines for the six-month period. Returns were primarily driven by losses in

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Large-Cap Growth Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	–25.86%	–35.38%	–10.90%
Retirement Class (inception: 3/31/2006)	–25.87	–35.51	–11.12
Retail Class (inception: 3/31/2006)	–25.88	–35.55	–11.06
Russell 1000 Growth Index*	–25.97	–34.28	–11.28
Morningstar Large Growth†	–26.80	–35.94	–12.69

Gross annual fund operating expenses: Institutional Class, 0.47%; Retirement Class, 0.66%; and Retail Class, 0.84%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

12	2009 Semiannual Report ▪ TIAA-CREF Funds

the benchmark’s two largest sectors, in terms of market capitalization: technology (down 21.0%) and consumer discretionary (down 24.1%). Together, they made up more than 40% of the index at the end of the period. Two smaller sectors, “other energy” and financial services, also played an important role in the benchmark’s decline, with returns of –45.4% and –36.1%, respectively.

          The health care sector, the third-largest sector of the index and about 15% of its total market capitalization, held up best over the six-month period, dropping 18.2%. Consumer staples (down 21.6%) also weathered the unsettling six-month period better than most other sectors.

Stock selections keep the fund above the benchmark

While the fund’s return was disappointing, it nevertheless outperformed its benchmark due to numerous successful stock selections. The largest contribution to relative performance was an overweight position in biotechnology company Gilead Sciences. Other favorable overweights included Goldman Sachs and retailer Lowe’s. Nonbenchmark positions in Israeli drug manufacturer Teva Pharmaceuticals and credit reporting agency Experian also aided relative results.

          These positive contributions to relative performance were partly offset by other holdings, including overweight positions in Prudential Financial, Avon, General Mills and Charles Schwab. An underweight in Schering-Plough and a nonbenchmark position in General Electric also trimmed relative results.

          On March 31, 2009, foreign securities made up 5.13% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $7,073 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Large-Cap Growth Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$741.40	$2.04
Retirement Class	1,000.00	741.30	3.08
Retail Class	1,000.00	741.20	2.78

5% annual hypothetical return
Institutional Class	1,000.00	1,022.59	2.37
Retirement Class	1,000.00	1,021.39	3.58
Retail Class	1,000.00	1,021.74	3.23

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.71% for the Retirement Class and 0.64% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	69.07
$4 billion–$15 billion	27.49
Under $4 billion	3.44

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	13

LARGE-CAP VALUE FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, quantitative analysis risk, active management risk and foreign investment risk. The fund is also subject to the risks of value investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRLIX
Retirement Class	TRLCX
Retail Class	TCLCX
Fund net assets	$627.07 million
Number of holdings	192
Portfolio turnover rate	72%
Weighted median market capitalization	$21.8 billion
P/E ratio (weighted 12-month trailing average)	20.5
Dividend yield	3.18%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	23.1
Financial	22.0
Energy	15.0
Health care	13.4
Manufacturing & materials	10.7
Technology	10.0
Utilities	5.8

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Large-Cap Value Fund returned –32.58% for the Institutional Class, compared with the –35.22% return of its benchmark, the Russell 1000® Value Index, and the –31.51% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value trails a declining market

During the six-month period, large-cap value issues declined more than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index. The wider index was helped by more resilient performance among large-cap growth stocks, which lost 25.97% during the period. This divergence was more pronounced during the first quarter of 2009, when large-cap growth fell 4.12% and large-cap value dropped 16.77%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, however, large-cap value issues outpaced large-cap growth stocks. For the ten years ended March 31, 2009, the Russell 1000 Value Index posted a –0.62% average annual return—more than four-and-one-half percentage points ahead of the –5.26% average annual return of the Russell 1000 Growth Index.

Declines in largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Value Index recorded double-digit declines for the six-month period. The benchmark’s return was driven by a 53.5% loss in the financial sector, which constituted more than one-fifth of the index, in terms of market capitalization on March 31, 2009. A continued banking crisis pushed Citigroup down 87.5%, while Bank of America dropped 80.0%.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Large-Cap Value Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–32.58%	–41.45%	–4.90%	2.05%
Retirement Class (inception: 10/1/2002)	–32.67	–41.64	–5.16	1.82
Retail Class (inception: 10/1/2002)	–32.66	–41.54	–5.06	1.86
Russell 1000 Value Index*	–35.22	–42.42	–4.94	1.42
Morningstar Large Value†	–31.51	–39.36	–4.89	0.80

Gross annual fund operating expenses: Institutional Class, 0.48%; Retirement Class, 0.72%; and Retail Class, 0.84%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

14	2009 Semiannual Report ▪ TIAA-CREF Funds

          The health care and integrated oils sectors, which together comprised more than one-quarter of the benchmark’s total market capitalization, posted identical losses of 20.0% for the six-month period. The utilities sector held up best, but still registered a 15.0% decline.

Stock selections contribute to the fund’s outperformance

Although the fund’s results were sharply negative, the fund weathered the market’s downturn better than its benchmark because of individual stock selections. Two nonbenchmark stocks, British mining giant Rio Tinto and Darden Restaurants, the parent company of the Red Lobster and Olive Garden chains, were the two largest positive contributors to relative performance. Other positive contributions came from overweight positions in pharmaceutical companies Mylan and Wyeth and in software provider Sun Microsystems. An underweight in U.S. Bancorp also helped relative results.

          These positive contributions were partly offset by several detractors from relative performance. These included an underweight position in Exxon Mobil, an overweight in Wells Fargo and a nonbenchmark stake in Textron, the maker of Cessna aircraft and Bell helicopters.

          On March 31, 2009, foreign securities made up 6.62% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $11,409 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Large-Cap Value Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$674.20	$2.00
Retirement Class	1,000.00	673.30	3.05
Retail Class	1,000.00	673.40	2.75

5% annual hypothetical return
Institutional Class	1,000.00	1,022.54	2.42
Retirement Class	1,000.00	1,021.29	3.68
Retail Class	1,000.00	1,021.64	3.33

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.73% for the Retirement Class and 0.66% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	57.34
$4 billion–$15 billion	19.88
Under $4 billion	22.78

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	15

MID-CAP GROWTH FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, mid-cap risk, active management risk and quantitative analysis risk. The fund is also subject to style risk, the risks of growth investing, as well as the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRPWX
Retirement Class	TRGMX
Retail Class	TCMGX
Fund net assets	$365.66 million
Number of holdings	161
Portfolio turnover rate	26%
Weighted median market capitalization	$4.1 billion
P/E ratio (weighted 12-month trailing average)	17.2
Dividend yield	0.97%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	28.4
Technology	22.2
Manufacturing & materials	18.4
Health care	12.9
Financial	8.2
Energy	6.6
Utilities	3.3

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Mid-Cap Growth Fund returned –30.76% for the Institutional Class, compared with the –29.81% return of its benchmark, the Russell Midcap® Growth Index, and the –29.57% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap stocks hold up slightly better than the broad market

For the six months, the mid-cap growth category slightly outperformed the overall U.S. stock market, as measured by the –31.12% return of the Russell 3000® Index.

          During the fourth quarter of 2008, in a weakening environment for stocks, mid-cap growth issues posted a 27.36% loss, which was more than four-and-one-half percentage points greater than the broad market’s 22.78% decline. Then, with economic conditions still difficult in the first quarter of 2009, mid-cap growth stocks gained ground with a –3.36% return, which outperformed the broad market’s –10.80% return, by more than seven percentage points.

          For the ten years ended March 31, 2009, the Russell Midcap Growth Index generated an average annual return of –0.86%—higher than the –2.25% average annual return of the Russell 3000 Index.

Largest sectors hold up better than the benchmark

During the period, all twelve of the industry sectors of the Russell Midcap Growth Index registered losses greater than 20%. The benchmark’s three largest sectors—consumer discretionary, technology and health care—all managed to outperform the index’s overall return. The three sectors posted

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Mid-Cap Growth Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–30.76%	–41.10%	–4.10%	4.41%
Retirement Class (inception: 10/1/2002)	–30.81	–41.25	–4.35	4.12
Retail Class (inception: 10/1/2002)	–30.84	–41.22	–4.31	4.15
Russell Midcap Growth Index*	–29.81	–39.58	–3.91	4.22
Morningstar Mid-Cap Growth†	–29.57	–38.47	–4.13	2.30

Gross annual fund operating expenses: Institutional Class, 0.41%; Retirement Class, 0.66%; and Retail Class, 0.85%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

16	2009 Semiannual Report ▪ TIAA-CREF Funds

results of –27.1%, –22.2% and –24.5%, respectively. Together, these sectors made up more than one-half of the benchmark’s total market capitalization on March 31, 2009.

          Dismal performance in the “other energy” and producer durables sectors, with returns of –40.9% and –35.7%, respectively, helped to drag down the index’s overall return. In combination, these two sectors represented about one-fifth of the benchmark’s market capitalization.

Stock selections dampen the fund’s relative return

The fund posted a larger loss than that of its benchmark because of several stock selections that resulted in outsized losses. These included nonbenchmark positions in engineering software manufacturer Aveva Group and credit service provider CapitalSource. An overweight holding in real estate owner and manager Forest City Enterprises and an underweight stake in educational provider Apollo Group also detracted from the fund’s relative performance.

          The negative effects of these holdings were partly offset by more favorable results from other out-of-benchmark holdings, including software firm Autonomy, agricultural giant Archer Daniels Midland and educational media company Discovery Communications. Overweights in generic drug manufacturer Mylan and telecommunications and cable service provider Quanta Services also aided relative results.

          On March 31, 2009, foreign securities made up 4.13% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $13,238 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Mid-Cap Growth Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$692.40	$1.69
Retirement Class	1,000.00	691.90	2.74
Retail Class	1,000.00	691.60	2.91

5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02
Retirement Class	1,000.00	1,021.69	3.28
Retail Class	1,000.00	1,021.49	3.48

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.65% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	2.38
$4 billion–$15 billion	47.68
Under $4 billion	49.94

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	17

MID-CAP VALUE FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, mid-cap risk, quantitative analysis risk, active management risk and foreign investment risk. The fund is also subject to style risk and the risks of value investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMVX
Retirement Class	TRVRX
Retail Class	TCMVX
Fund net assets	$776.45 million
Number of holdings	239
Portfolio turnover rate	32%
Weighted median market capitalization	$4.1 billion
P/E ratio (weighted 12-month trailing average)	26.4
Dividend yield	3.27%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	32.4
Consumer products & services	20.3
Manufacturing & materials	16.8
Utilities	13.1
Technology	9.6
Health care	4.0
Energy	3.8

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Mid-Cap Value Fund returned –33.61% for the Institutional Class, compared with the –37.87% return of its benchmark, the Russell Midcap® Value Index, and the –32.50% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Mid-cap value stocks trail the broad market

For the six-month period, the mid-cap value category significantly underperformed the –31.12% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

          In the fourth quarter of 2008, mid-cap value stocks tumbled 27.19%, trailing the market by more than four percentage points. The category lost another 14.67% in the first quarter of 2009, but its performance relative to the Russell 3000 improved slightly. Within the overall value category, mid-cap stocks outpaced the –39.64% return of small-cap stocks but lagged the –35.22% return of large-cap issues. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the ten years ended March 31, 2009, the Russell Midcap Value Index produced an average annual return of 3.13%—more than five percentage points higher than the –2.25% average annual return posted by the Russell 3000 Index.

Steep downturn in financials drives the index lower

All twelve of the benchmark’s sectors retreated sharply during the six months. The largest detraction from performance came from the financial sector, which tumbled 46.7%. The largest sector in the index, financials made up nearly 30% of

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Mid-Cap Value Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–33.61%	–40.86%	–1.68%	6.11%
Retirement Class (inception: 10/1/2002)	–33.67	–41.01	–1.96	5.80
Retail Class (inception: 10/1/2002)	–33.69	–40.91	–1.87	5.88
Russell Midcap Value Index*	–37.87	–42.51	–3.81	3.49
Morningstar Mid-Cap Value†	–32.50	–38.65	–4.38	2.67

Gross annual fund operating expenses: Institutional Class, 0.51%; Retirement Class, 0.76%; and Retail Class, 0.88%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

18	2009 Semiannual Report ▪ TIAA-CREF Funds

the benchmark’s total market capitalization on March 31, 2009. Financial stocks continued to come under fire because of a lack of liquidity in the global credit markets and ongoing problems related to subprime securities.

          Poor performance from the consumer discretionary and materials and processing sectors, which both fell 41.8% during the six-month period, also had a substantial effect on relative results. These two sectors made up approximately one-fifth of the total market capitalization of the index at period-end.

Stock choices key to the fund’s outperformance

Despite its disappointing absolute return, the fund outperformed its benchmark by more than four percentage points partly because of several out-of-benchmark stock selections. These included Darden Restaurants, the parent company of the Red Lobster and Olive Garden chains; packaging maker Crown Holdings; and agricultural giant Archer Daniels Midland. Overweight positions in chemical company Rohm and Haas and in First Horizon National, a southern-based bank, also aided relative results.

          These positive effects on relative performance were offset in part by results from other holdings, including underweights in utility Consolidated Edison and tobacco products manufacturer UST, which was acquired by Altria in January 2009. Nonbenchmark positions in DryShips, a global transportation company, and banking giant Wells Fargo also detracted from the fund’s relative performance.

          On March 31, 2009, foreign securities made up 4.84% of the fund’s total portfolio investments. Many of these securities were held as American Depositary Receipts, which are receipts for shares of a foreign stock traded on a U.S. exchange.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $14,702 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Mid-Cap Value Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$663.90	$2.07
Retirement Class	1,000.00	663.30	3.11
Retail Class	1,000.00	663.10	2.82

5% annual hypothetical return
Institutional Class	1,000.00	1,022.44	2.52
Retirement Class	1,000.00	1,021.19	3.78
Retail Class	1,000.00	1,021.54	3.43

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.75% for the Retirement Class and 0.68% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	4.62
$4 billion–$15 billion	46.39
Under $4 billion	48.99

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	19

SMALL-CAP EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of smaller domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, small-cap risk, active management risk and quantitative analysis risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISEX
Retirement Class	TRSEX
Retail Class	TCSEX
Fund net assets	$393.67 million
Number of holdings	745
Portfolio turnover rate	37%
Weighted median market capitalization	$0.7 billion
P/E ratio (weighted 12-month trailing average)	15.6
Dividend yield	1.81%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	20.9
Technology	19.2
Manufacturing & materials	19.0
Consumer products & services	18.9
Health care	13.5
Utilities	4.8
Energy	3.7

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Small-Cap Equity Fund returned –36.04% for the Institutional Class, compared with the –37.17% return of its benchmark, the Russell 2000® Index, and the –35.89% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small-cap stocks lag the broad market

For the six-month period, small-cap stocks declined substantially more than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index.

          In an increasingly volatile market environment, small-cap stocks had held up better than the overall market in the twelve months prior to this reporting period, falling 14.48% versus a 21.52% drop for the Russell 3000. Small-cap issues finally succumbed to mounting market pressures, however, and posted losses of 26.12% in the fourth quarter of 2008 and 14.95% in the first quarter of 2009. For the six months covered by this report, they underperformed the overall market by more than six percentage points.

          Within the small-cap category, growth stocks held up better than their value counterparts. The Russell 2000 Growth Index returned –34.51%, while the Russell 2000 Value Index returned –39.64%.

          For the ten years ended March 31, 2009, the Russell 2000 Index posted an average annual gain of 1.93%—more than four percentage points higher than the –2.25% average return of the Russell 3000.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Small-Cap Equity Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–36.04%	–37.33%	–5.91%	3.14%
Retirement Class (inception: 10/1/2002)	–36.14	–37.50	–6.15	2.85
Retail Class (inception: 10/1/2002)	–36.11	–37.42	–6.04	2.98
Russell 2000 Index*	–37.17	–37.50	–5.24	3.48
Morningstar Small Blend†	–35.89	–39.07	–5.24	2.60

Gross annual fund operating expenses: Institutional Class, 0.51%; Retirement Class, 0.76%; and Retail Class, 0.93%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

20	2009 Semiannual Report ▪ TIAA-CREF Funds

Broad-based declines push the benchmark lower

During the period, all twelve of the benchmark’s industry sectors suffered double-digit losses. Some of the biggest detractions from performance came from the index’s three largest sectors—financials, health care and consumer discretionary—which fell 40.5%, 29.5% and 34.2%, respectively. Together, these sectors made up more than one-half of the benchmark’s total market capitalization on March 31, 2009.

          Losses in the “other energy” (down 61.4%) and materials and processing (down 42.1%) sectors also contributed substantially to the index’s negative return. Consumer staples held up best, but even it fell, losing 20.8%.

Despite double-digit loss, the fund outperforms its benchmark

While the fund’s return was disappointing in absolute terms, it ended the period more than one percentage point ahead of its benchmark because of several stock selections. These included overweight positions, relative to the benchmark, in airline UAL and technology companies 3Com and Multi-Fineline Electronix. An underweight in solar energy technology company Energy Conversion Devices also contributed to the fund’s outperformance.

          Other overweight positions detracted from relative returns, including data center owner DuPont Fabros Technology and energy companies Rosetta Resources, Gulf Island Fabrication and Energy Partners. An underweight stake in online marketing services provider VistaPrint also weighed on relative results.

          The fund continued to use proprietary mathematical models to select small-cap stocks that appeared to be attractively priced.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $12,221 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Small-Cap Equity Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$639.60	$2.13
Retirement Class	1,000.00	638.60	3.10
Retail Class	1,000.00	638.90	2.82

5% annual hypothetical return
Institutional Class	1,000.00	1,022.34	2.62
Retirement Class	1,000.00	1,021.14	3.83
Retail Class	1,000.00	1,021.49	3.48

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.52% for the Institutional Class, 0.76% for the Retirement Class and 0.69% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

$4 billion–$15 billion	0.76
Under $4 billion	99.24

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	21

LARGE-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, style risk, large-cap risk and the risks associated with growth investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILIX
Retirement Class	TRIRX
Fund net assets	$320.63 million
Portfolio turnover rate	5%

BENCHMARK PROFILE

Number of holdings	636
Weighted median market capitalization	$27.1 billion
P/E ratio (weighted 12-month trailing average)	13.1
Dividend yield	2.07%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	29.0
Consumer products & services	27.6
Manufacturing & materials	16.7
Health care	10.6
Financial	7.1
Energy	7.0
Utilities	2.0

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Large Cap Growth Index Fund returned –25.96% for the Institutional Class, compared with the –25.97% return of its benchmark, the Russell 1000® Growth Index, and the –26.80% average return of the fund’s peer group, the Morningstar Large Growth category. The table below shows returns for all share classes of the fund.

Large-cap growth continues to fare better than the broad market

During the six-month period, the large-cap growth category held up better than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index. For the previous twelve months, large-cap growth had declined 20.88%, while the Russell 3000 dropped 21.52%.

          In the growth category, large-cap stocks outpaced the –29.81% return of mid-cap issues and the –34.51% return of small-cap stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, large-cap value issues returned –35.22%. Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended March 31, 2009, the Russell 1000 Growth Index posted an average annual return of –5.26%—more than four-and-one-half percentage points lower than the –0.62% average annual return of the Russell 1000 Value Index. The broader Russell 3000 Index posted an average annual return of –2.25% over the same period.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Large-Cap Growth Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–25.96%	–34.30%	–4.51%	1.03%
Retirement Class (inception: 10/1/2002)	–26.05	–34.39	–4.77	0.73
Russell 1000 Growth Index*	–25.97	–34.28	–4.38	1.16
Morningstar Large Growth†	–26.80	–35.94	–4.54	0.47

Gross annual fund operating expenses: Institutional Class, 0.08% and Retirement Class, 0.33%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

22	2009 Semiannual Report ▪ TIAA-CREF Funds

Steep declines in largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Growth Index recorded double-digit declines for the six-month period. Returns were primarily driven by losses in the benchmark’s two largest sectors, in terms of market capitalization: technology (down 21.0%) and consumer discretionary (down 24.1%). Together, they made up more than 40% of the index at the end of the period. Two smaller sectors, “other energy” and financial services, also played an important role in the benchmark’s decline, with returns of –45.4% and –36.1%, respectively.

          The health care sector, the third-largest sector of the index and about 15% of its total market capitalization, held up best over the six-month period, dropping 18.2%. Consumer staples (down 21.6%) also weathered the unsettling six-month period better than most other sectors.

Largest stocks in the benchmark post losses

All five of the largest stocks in the Russell 1000 Growth Index recorded negative returns, with four of the five registering double-digit declines. In descending order of their relative weightings in the benchmark based on market capitalization on March 31, 2009, the five stocks performed as follows: Microsoft, –30.2%; IBM, –16.2%; Cisco Systems, –25.7%; Wal-Mart, –12.1%; and Apple, –7.5%.

          For the period, the fund matched the return of its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $10,688 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Large-Cap Growth Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$740.40	$0.35
Retirement Class	1,000.00	739.50	1.43

5% annual hypothetical return
Institutional Class	1,000.00	1,024.53	0.40
Retirement Class	1,000.00	1,023.29	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	63.06
$4 billion–$15 billion	25.28
Under $4 billion	11.66

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	23

LARGE-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, style risk, large-cap risk and the risks associated with value investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TILVX
Retirement Class	TRCVX
Fund net assets	$335.83 million
Portfolio turnover rate	5%

BENCHMARK PROFILE

Number of holdings	643
Weighted median market capitalization	$32.3 billion
P/E ratio (weighted 12-month trailing average)	16.3
Dividend yield	3.47%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	22.9
Consumer products & services	19.1
Energy	16.9
Health care	12.0
Manufacturing & materials	11.4
Technology	10.3
Utilities	7.4

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Large-Cap Value Index Fund returned –35.11% for the Institutional Class, compared with the –35.22% return of its benchmark, the Russell 1000® Value Index, and the –31.51% average return of the fund’s peer group, the Morningstar Large Value category. The table below shows returns for all share classes of the fund.

Large-cap value trails a declining market

During the six-month period, large-cap value issues declined more than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index. The wider index was helped by more resilient performance among large-cap growth stocks, which lost 25.97% during the period. This divergence was more pronounced during the first quarter of 2009, when large-cap growth fell 4.12% and large-cap value dropped 16.77%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, however, large-cap value issues outpaced large-cap growth stocks. For the ten years ended March 31, 2009, the Russell 1000 Value Index posted a –0.62% average annual return—more than four-and-one-half percentage points ahead of the –5.26% average annual return of the Russell 1000 Growth Index.

Declines in largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Value Index recorded double-digit declines for the six-month period. The benchmark’s return was driven by

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Large-Cap Value Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–35.11%	–42.32%	–4.98%	1.34%
Retirement Class (inception: 10/1/2002)	–35.24	–42.49	–5.25	1.03
Russell 1000 Value Index*	–35.22	–42.42	–4.94	1.42
Morningstar Large Value†	–31.51	–39.36	–4.89	0.80

Gross annual fund operating expenses: Institutional Class, 0.08% and Retirement Class, 0.33%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

24	2009 Semiannual Report ▪ TIAA-CREF Funds

a 53.5% loss in the financial sector, which constituted more than one-fifth of the index, in terms of market capitalization on March 31, 2009. A continued banking crisis pushed Citigroup down 87.5%, while Bank of America dropped 80.0%.

          The health care and integrated oils sectors, which together comprised more than one-quarter of the benchmark’s total market capitalization, posted identical losses of 20.0% for the six-month period. The utilities sector held up best, but still registered a 15.0% decline.

Largest stocks in the benchmark post losses

Four of the five largest stocks in the Russell 1000 Value Index posted double-digit losses. In descending order of their relative weightings in the benchmark based on market capitalization on March 31, 2009, the five stocks performed as follows: Exxon Mobil, –11.4%; AT&T, –6.9%; Chevron, –17.0%; Johnson & Johnson, –22.8%; and General Electric, –58.3%.

          For the period, the fund slightly outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $10,902 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Large-Cap Value Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$648.90	$0.33
Retirement Class	1,000.00	647.60	1.36

5% annual hypothetical return
Institutional Class	1,000.00	1,024.53	0.40
Retirement Class	1,000.00	1,023.29	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.08% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	62.27
$4 billion–$15 billion	23.19
Under $4 billion	14.54

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	25

EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly from capital appreciation, by investing primarily in a portfolio of equity securities selected to track the overall U.S. equity markets based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk and small-cap/ mid-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIEIX
Retirement Class	TIQRX
Retail Class	TINRX
Fund net assets	$816.91 million
Portfolio turnover rate	4%

BENCHMARK PROFILE

Number of holdings	2,889
Weighted median market capitalization	$22.3 billion
P/E ratio (weighted 12-month trailing average)	14.9
Dividend yield	2.66%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	23.3
Technology	20.3
Manufacturing & materials	14.7
Financial	14.6
Health care	11.4
Energy	11.1
Utilities	4.6

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Equity Index Fund returned –31.08% for the Institutional Class, compared with the –31.12% return of its benchmark, the Russell 3000® Index, and the –29.97% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

Stocks struggle in a declining economic environment

The U.S. stock market suffered substantial losses during the six months covered by this report. Investors were responding to a contracting economy and to shrinking profits at many U.S. companies. The decline in stock prices was both steep and wide, affecting every market sector.

          Stock prices had been declining since October 2007, but the downturn intensified during the fourth quarter of 2008 because of the continuing credit crisis and rising unemployment. The broad-based Russell 3000 Index fell 22.78%, the largest quarterly decline for the index since the fourth quarter of 1987 when it slid 22.99%.

          In the first quarter of 2009, the challenging investment environment persisted, and the Russell index dropped another 10.80%—its sixth consecutive quarterly loss.

          The disappointing performance of domestic stocks was in line with that of foreign issues over the six-month period, as measured by the –31.11% return of the MSCI EAFE® Index. For the ten years ended March 31, 2009, the average annual return of the Russell 3000 Index was –2.25%, versus the –0.82% average return for the EAFE index.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Equity Index Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)	–31.08%	–38.12%	–4.61%		–3.21%
Russell 3000 Index*	–31.12	–38.20	–4.59		–3.11
Morningstar Large Blend†	–29.97	–38.13	–4.92		–3.98

Retirement Class (inception: 3/31/2006)	–31.05	–38.14	–4.71	‡	–3.26	‡

Retail Class (inception: 3/31/2006)	–31.09	–38.16	–4.65	‡	–3.23	‡

Gross annual fund operating expenses: Institutional Class, 0.07%; Retirement Class, 0.32%; and Retail Class, 0.40%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

26	2009 Semiannual Report ▪ TIAA-CREF Funds

Double-digit declines hit all benchmark sectors

During the period, all twelve of the index’s industry sectors recorded double-digit losses. By far the biggest drag on performance came from the benchmark’s third-largest sector—financials—which fell 49.2%; the sector constituted approximately 13% of the index’s market capitalization on March 31, 2009. Financial stocks continued to come under fire because of a lack of liquidity in the global credit markets and ongoing problems related to subprime securities.

          Other major index drivers were technology (down 21.9%), health care (down 20.0%) and consumer discretionary (down 28.0%). Together, these sectors accounted for more than 40% of the index’s market capitalization.

Losses for the index’s five largest stocks vary widely

All five of the benchmark’s largest stocks succumbed to the market downturn, with four of them posting double-digit declines. In descending order according to their market capitalization on March 31, 2009, the five largest stocks in the Russell 3000 Index performed as follows: Exxon Mobil, –11.4%; AT&T, –6.9%; Johnson & Johnson, –22.8%; Microsoft, –30.2%; and Procter & Gamble, –31.5%.

          For the period, the fund slightly outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $7,277 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Equity Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$689.20	$0.29
Retirement Class	1,000.00	689.50	1.35
Retail Class	1,000.00	689.10	0.84

5% annual hypothetical return
Institutional Class	1,000.00	1,024.58	0.35
Retirement Class	1,000.00	1,023.34	1.61
Retail Class	1,000.00	1,023.93	1.01

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.07% for the Institutional Class, 0.32% for the Retirement Class and 0.20% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	58.44
$4 billion–$15 billion	19.85
Under $4 billion	21.71

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	27

S&P 500 INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of large domestic companies selected to track U.S. equity markets based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk and large-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISPX
Retirement Class	TRSPX
Fund net assets	$823.80 million
Portfolio turnover rate	4%

BENCHMARK PROFILE

Number of holdings	500
Weighted median market capitalization	$38.2 billion
P/E ratio (weighted 12-month trailing average)	13.9
Dividend yield	2.81%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	23.8
Technology	20.9
Manufacturing & materials	13.4
Financial	13.1
Energy	12.3
Health care	12.1
Utilities	4.2
Short-term investments	0.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The S&P 500 Index Fund returned –30.51% for the Institutional Class, compared with the –30.54% return of its benchmark, the S&P 500® Index, and the –29.97% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund.

Large-cap stocks hold up better than the broader market

During the six-month period, the S&P 500 Index posted a substantial decline, but held up slightly better than the overall U.S. equity market, which fell 31.12%, as measured by the Russell 3000® Index.

          The disparity in returns was largely the result of larger losses from mid-and small-cap stocks, which fell 33.80% and 37.17%, respectively, during the six months. The S&P 500 included fewer mid- and small-cap stocks than the Russell 3000 Index.

          For the ten years ended March 31, 2009, the S&P 500 posted an average annual return of –3.00%—significantly less than the –2.25% average return of the Russell 3000 over the same period. In addition, the volatility of large-cap stocks was the same as that of the broad market: the standard deviation of both the S&P 500 and the Russell 3000 over the ten-year period was 15.80. (Standard deviation is a widely used measure of how much the returns of a stock or a group of stocks vary from their mean return, over a given period of time.)

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

S&P 500 Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–30.51%	–37.99%	–4.81%	0.95%
Retirement Class (inception: 10/1/2002)	–30.57	–38.16	–5.07	0.66
S&P 500 Index*	–30.54	–38.09	–4.76	1.03
Morningstar Large Blend†	–29.97	–38.13	–4.92	0.56

Gross annual fund operating expenses: Institutional Class, 0.06% and Retirement Class, 0.31%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

28	2009 Semiannual Report ▪ TIAA-CREF Funds

Losses from the benchmark’s largest sectors drive a broad decline

During the six months, all ten of the S&P 500’s industry sectors registered negative returns, including nine that suffered double-digit losses. These disappointing results were largely driven by weakness from the benchmark’s three largest sectors: information technology, health care and energy, which fell 22.5%, 19.1% and 29.8%, respectively. Combined, these sectors made up more than 45% of the benchmark’s total market capitalization at period-end.

          Continued weakness in the financial (down 55.1%) and industrial (down 39.8%) sectors also significantly detracted from the benchmark’s overall performance. The small telecommunication services sector (down 8.4%) held up best during the period.

Returns of largest stocks vary widely

Four of the five largest stocks in the S&P 500 Index outperformed the index, but their returns differed sharply. In descending order of their relative weightings in the benchmark based on market capitalization on March 31, 2009, the five stocks performed as follows: Exxon Mobil, –11.4%; AT&T, –6.9%; Johnson & Johnson, –22.8%; Microsoft, –30.2%; and Procter & Gamble, –31.5%.

          For the period, the fund slightly outperformed its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $10,634 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

S&P 500 Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$694.90	$0.25
Retirement Class	1,000.00	694.30	1.31

5% annual hypothetical return
Institutional Class	1,000.00	1,024.63	0.30
Retirement Class	1,000.00	1,023.39	1.56

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	72.17
$4 billion–$15 billion	22.35
Under $4 billion	5.48

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	29

MID-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, style risk, mid-cap risk and the risks associated with growth investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMGX
Retirement Class	TRMGX
Fund net assets	$57.14 million
Portfolio turnover rate	23%

BENCHMARK PROFILE

Number of holdings	500
Weighted median market capitalization	$4.6 billion
P/E ratio (weighted 12-month trailing average)	15.1
Dividend yield	1.41%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	26.5
Manufacturing & materials	24.5
Technology	20.8
Health care	9.8
Financial	7.8
Energy	6.5
Utilities	4.1

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Mid-Cap Growth Index Fund returned –29.97% for the Institutional Class, compared with the –29.81% return of its benchmark, the Russell Midcap® Growth Index, and the –29.57% average return of the fund’s peer group, the Morningstar Mid-Cap Growth category. The table below shows returns for all share classes of the fund.

Mid-cap stocks hold up slightly better than the broad market

For the six months, the mid-cap growth category slightly outperformed the overall U.S. stock market, as measured by the –31.12% return of the Russell 3000® Index.

          During the fourth quarter of 2008, in a weakening environment for stocks, mid-cap growth issues posted a 27.36% loss, which was more than four-and-one-half percentage points greater than the broad market’s 22.78% decline. Then, with economic conditions still difficult in the first quarter of 2009, mid-cap growth stocks gained ground with a –3.36% return, which outperformed the broad market’s –10.80% return by more than seven percentage points.

          For the ten years ended March 31, 2009, the Russell Midcap Growth Index generated an average annual return of –0.86%—higher than the –2.25% average annual return of the Russell 3000 Index.

Largest sectors hold up better than the benchmark

During the period, all twelve of the industry sectors of the Russell Midcap Growth Index registered losses greater than 20%. The benchmark’s three largest sectors—consumer discretionary, technology and health care—all managed to outperform the index’s overall return. The three sectors posted

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Mid-Cap Growth Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–29.97%	–39.59%	–4.01%	4.10%
Retirement Class (inception: 10/1/2002)	–30.02	–39.64	–4.27	3.80
Russell Midcap Growth Index*	–29.81	–39.58	–3.91	4.22
Morningstar Mid-Cap Growth†	–29.57	–38.47	–4.13	2.30

Gross annual fund operating expenses: Institutional Class, 0.20% and Retirement Class, 0.44%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

30	2009 Semiannual Report ▪ TIAA-CREF Funds

results of –27.1%, –22.2% and –24.5%, respectively. Together, these sectors made up more than one-half of the benchmark’s total market capitalization on March 31, 2009.

          Dismal performance in the “other energy” and producer durables sectors, with returns of –40.9% and –35.7%, respectively, helped to drag down the index’s overall return. In combination, these two sectors represented about one-fifth of the benchmark’s market capitalization.

Largest stocks outperform the index

During the six months covered by this report, the benchmark’s five largest issues, in terms of market capitalization, recorded losses that were considerably smaller than the decline of the benchmark. Drug manufacturer Allergan held up best, posting a –7.0% return. Restaurant chain Yum! Brands declined 14.6%, while wireless communications company American Tower posted a 15.4% loss. Financial services provider Northern Trust experienced a 16.2% drop, while medical device maker St. Jude Medical fell 16.5%.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $12,984 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Mid-Cap Growth Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$700.30	$0.38
Retirement Class	1,000.00	699.80	1.40

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.29	1.66

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.33% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.77
$4 billion–$15 billion	54.22
Under $4 billion	45.01

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	31

MID-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of medium-sized domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, style risk, mid-cap risk and the risks associated with value investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TMVIX
Retirement Class	TRVUX
Fund net assets	$139.22 million
Portfolio turnover rate	10%

BENCHMARK PROFILE

Number of holdings	529
Weighted median market capitalization	$3.7 billion
P/E ratio (weighted 12-month trailing average)	27.0
Dividend yield	3.61%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	29.2
Consumer products & services	22.0
Utilities	17.0
Manufacturing & materials	14.6
Technology	8.5
Health care	4.6
Energy	4.1

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Mid-Cap Value Index Fund returned –37.78% for the Institutional Class, compared with the –37.87% return of its benchmark, the Russell Midcap® Value Index, and the –32.50% average return of the fund’s peer group, the Morningstar Mid-Cap Value category. The table below shows returns for all share classes of the fund.

Mid-cap value stocks trail the broad market

For the six-month period, the mid-cap value category significantly underperformed the –31.12% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

          In the fourth quarter of 2008, mid-cap value stocks tumbled 27.19%, trailing the market by more than four percentage points. The category lost another 14.67% in the first quarter of 2009, but its performance relative to the Russell 3000 improved slightly. Within the overall value category, mid-cap stocks outpaced the –39.64% return of small-cap stocks but lagged the –35.22% return of large-cap issues. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the ten years ended March 31, 2009, the Russell Midcap Value Index produced an average annual return of 3.13%—more than five percentage points higher than the –2.25% average annual return posted by the Russell 3000 Index.

Steep downturn in financials drives the index lower

All twelve of the benchmark’s sectors retreated sharply during the six months. The largest detraction from performance came from the financial sector, which

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Mid-Cap Value Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–37.78%	–42.34%	–3.83%	3.45%
Retirement Class (inception: 10/1/2002)	–37.87	–42.49	–4.08	3.15
Russell Midcap Value Index*	–37.87	–42.51	–3.81	3.49
Morningstar Mid-Cap Value†	–32.50	–38.65	–4.38	2.67

Gross annual fund operating expenses: Institutional Class, 0.11% and Retirement Class, 0.35%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

32	2009 Semiannual Report ▪ TIAA-CREF Funds

tumbled 46.7%. The largest sector in the index, financials made up nearly 30% of the benchmark’s total market capitalization on March 31, 2009. Financial stocks continued to come under fire because of a lack of liquidity in the global credit markets and ongoing problems related to subprime securities.

          Poor performance from the consumer discretionary and materials and processing sectors, which both fell 41.8% during the six-month period, also had a substantial effect on relative results. These two sectors made up approximately one-fifth of the total market capitalization of the index at period-end.

Largest stocks post returns better than the benchmark’s

Of the benchmark’s five largest stocks, in terms of market capitalization, only the largest, utility PG&E, achieved a positive result, posting a 4.2% gain. The remaining issues suffered losses of various sizes, but all four held their values better than the index as a whole. Sempra Energy and insurer Aon declined 6.7% and 8.5%, respectively. Utility Consolidated Edison fell 25.1%, and insurer Marsh & McLennan lost 35.1%.

          For the period, the fund’s return was better than that of its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $12,462 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Mid-Cap Value Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$622.20	$0.36
Retirement Class	1,000.00	621.30	1.37

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.16
$4 billion–$15 billion	44.10
Under $4 billion	55.74

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	33

MID-CAP BLEND INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a very broad portfolio of equity securities of medium-sized domestic companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk and mid-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TRBDX
Retirement Class	TRMBX
Fund net assets	$109.01 million
Portfolio turnover rate	26%

BENCHMARK PROFILE

Number of holdings	788
Weighted median market capitalization	$4.2 billion
P/E ratio (weighted 12-month trailing average)	18.8
Dividend yield	2.44%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	24.5
Manufacturing & materials	19.6
Financial	17.6
Technology	15.2
Utilities	10.2
Health care	7.6
Energy	5.3

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Mid-Cap Blend Index Fund returned –33.70% for the Institutional Class, compared with the –33.80% return of its benchmark, the Russell Midcap® Index, and the –31.97% average return of the fund’s peer group, the Morningstar Mid-Cap Blend category. The table below shows returns for all share classes of the fund.

Mid caps struggle in a down market

For the six-month period, mid-cap stocks lagged the overall stock market, as measured by the –31.12% return of the Russell 3000® Index. During the fourth quarter of 2008, mid caps lost 27.27%, versus the 22.78% decline of the Russell 3000. In the first quarter of 2009, the market downturn continued, but mid caps held up better than the broad market, dropping 8.98%, as the Russell 3000 fell 10.80%.

          For the six months, large-cap stocks weathered the market’s decline best, because of their relative stability and perceived safety. The Russell 1000® Index, which measures the performance of large-cap U.S. stocks, returned –30.59%, while small-cap stocks returned –37.17%.

          Despite its recent decline, the Russell Midcap Index produced an average annual gain of 2.27% for the ten years ended March 31, 2009, strongly outperforming the –2.25% average annual return of the Russell 3000 Index.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Mid-Cap Blend Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–33.70%	–40.60%	–3.55%	4.00%
Retirement Class (inception: 10/1/2002)	–33.75	–40.73	–3.82	3.70
Russell Midcap Index*	–33.80	–40.81	–3.53	4.07
Morningstar Mid-Cap Blend†	–31.97	–38.73	–4.63	2.74

Gross annual fund operating expenses: Institutional Class, 0.15% and Retirement Class, 0.39%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

34	2009 Semiannual Report ▪ TIAA-CREF Funds

All benchmark sectors fall sharply

During the period, all twelve of the Russell Midcap Index’s industry sectors suffered double-digit losses. The benchmark’s performance was driven by the returns of its three largest sectors—financials (down 43.6%), consumer discretionary (down 32.6%) and technology (down 21.9%). Together, these sectors made up more than 45% of the benchmark’s total market capitalization on March 31, 2009. Poor performance in the benchmark’s “other energy” (down 41.9%), materials and processing (down 35.3%) and producer durables (down 38.0%) sectors also contributed significantly to the benchmark’s decline.

Only one of the five largest issues posts a gain

In this challenging environment for equities, four of the benchmark’s five largest stocks, in terms of market capitalization, reported negative results over the six-month period. Utility PG&E stood alone with a gain of 4.2%. Drug manufacturer Allergan fell 7.0%, followed by department store Kohl’s, which slid 8.2%. Restaurant chain Yum! Brands dropped 14.6%, and financial services provider Northern Trust lost 16.2%.

          For the period, the fund’s return was slightly better than that of its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $12,903 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Mid-Cap Blend Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$663.00	$0.37
Retirement Class	1,000.00	662.50	1.41

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.49
$4 billion–$15 billion	49.55
Under $4 billion	49.96

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	35

SMALL-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic growth companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, style risk, small-cap risk and the risks associated with growth investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISGX
Retirement Class	TRCGX
Fund net assets	$117.68 million
Portfolio turnover rate	9%

BENCHMARK PROFILE

Number of holdings	1,182
Weighted median market capitalization	$0.7 billion
P/E ratio (weighted 12-month trailing average)	26.2
Dividend yield	0.83%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	24.6
Manufacturing & materials	23.0
Health care	21.1
Consumer products & services	18.3
Financial	7.0
Energy	5.0
Utilities	1.0

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Small-Cap Growth Index Fund returned –34.51% for the Institutional Class, matching the return of its benchmark, the Russell 2000® Growth Index, and trailing the –32.87% average return of the fund’s peer group, the Morningstar Small Growth category. The table below shows returns for all share classes of the fund.

Small-cap growth stocks lag the broad market

For the six months, the small-cap growth category lagged the overall U.S. stock market, as measured by the –31.12% return of the Russell 3000® Index.

          During the fourth quarter of 2008, small-cap growth stocks declined 27.45%—more than the 22.78% drop of the Russell 3000. In the first quarter of 2009, small-cap growth shares posted a 9.74% loss, which was more than a full percentage point better than the broad market decline of 10.80%.

          For the ten years ended March 31, 2009, the Russell 2000 Growth Index posted an average annual return of –1.60%—slightly better than the –2.25% average annual return of the Russell 3000 Index.

Losses in largest sectors drive the benchmark lower

For the period, all of the benchmark’s twelve industry sectors posted double-digit losses. The benchmark was hurt most by declines in its two largest sectors—health care and consumer discretionary—which dropped 29.2% and 28.6%, respectively. Technology, the third-largest sector, fell 27.7%. Together, these three sectors made up almost 65% of the benchmark’s total market capitalization on March 31, 2009.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Small-Cap Growth Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–34.51%	–36.12%	–5.36%	3.63%
Retirement Class (inception: 10/1/2002)	–34.56	–36.21	–4.52	4.26
Russell 2000 Growth Index*	–34.51	–36.36	–5.37	3.65
Morningstar Small Growth†	–32.87	–37.62	–6.00	1.98

Gross annual fund operating expenses: Institutional Class, 0.14% and Retirement Class, 0.39%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

36	2009 Semiannual Report ▪ TIAA-CREF Funds

          The weakest performance came from the “other energy” and integrated oils sectors, which declined 58.1% and 50.7%, respectively. Consumer staples and utilities held up best, returning –17.2% and –20.2%, respectively.

Among the largest stocks, only one posts a gain

Of the five largest stocks in the Russell 2000 Growth Index, one recorded a double-digit advance, one posted a single-digit decline, and three experienced double-digit losses. In descending order of their relative benchmark weightings based on market capitalization on March 31, 2009, these stocks performed as follows: biotechnology company Myriad Genetics, 40.2%; Alexion Pharmaceuticals, –4.2%; OSI Pharmaceuticals, –22.4%; utility ITC Holdings, –14.4%; and solid waste disposal company Waste Connections, –25.1%. Myriad Genetics’ outstanding performance reflected the fact that it has developed genetic tests to show the likelihood of a patient’s predisposition to certain types of cancer.

          For the period, the fund’s return matched that of its benchmark, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $12,609 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Small-Cap Growth Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$654.90	$0.37
Retirement Class	1,000.00	654.40	1.40

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.06
$4 billion–$15 billion	1.25
Under $4 billion	98.69

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	37

SMALL-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities of smaller domestic value companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk, style risk, small-cap risk and the risks associated with value investing. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISVX
Retirement Class	TRSVX
Fund net assets	$124.23 million
Portfolio turnover rate	8%

BENCHMARK PROFILE

Number of holdings	1,283
Weighted median market capitalization	$0.6 billion
P/E ratio (weighted 12-month trailing average)	24.9
Dividend yield	3.05%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	37.3
Manufacturing & materials	18.9
Consumer products & services	17.2
Technology	11.3
Utilities	8.6
Health care	5.0
Energy	1.7

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Small-Cap Value Index Fund returned –39.56% for the Institutional Class, compared with the –39.64% return of its benchmark, the Russell 2000® Value Index, and the –36.86% average return of the fund’s peer group, the Morningstar Small Value category. The table below shows returns for all share classes of the fund.

Small-cap value stocks trail the broad market

For the six months, the small-cap value category significantly underperformed the –31.12% return of the broad U.S. stock market, as measured by the Russell 3000® Index.

          In the early stages of the current market downturn, which began in October 2007, small-cap value stocks held up relatively well. For the twelve months ended September 30, 2008, they returned –12.25%, versus –21.52% for the Russell 3000. During the fourth quarter of 2008, however, small-cap value lost 24.89%, while the Russell 3000 Index fell 22.78%. In the first quarter of 2009, small-cap value returned –19.64%—nearly nine points below the –10.80% return of the broad market.

          For the ten years ended March 31, 2009, however, the Russell 2000 Value Index posted an average annual gain of 4.87%, strongly outperforming the –2.25% average annual return of the Russell 3000 Index.

Losses in largest sectors drive down the benchmark

For the six-month period, all twelve industry sectors of the Russell 2000 Value Index suffered double-digit declines. The benchmark’s return was primarily

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Small-Cap Value Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–39.56%	–38.68%	–5.22%	3.22%
Retirement Class (inception: 10/1/2002)	–39.59	–38.77	–5.42	2.98
Russell 2000 Value Index*	–39.64	–38.89	–5.30	3.18
Morningstar Small Value†	–36.86	–38.57	–5.25	2.65

Gross annual fund operating expenses: Institutional Class, 0.13% and Retirement Class, 0.38%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

38	2009 Semiannual Report ▪ TIAA-CREF Funds

driven by outsized losses in its largest sector—financials—which dropped 41.6%. This sector made up more than one-third of the benchmark’s market capitalization on March 31, 2009. The financial sector was hard hit by the problems in the credit markets.

          Other major contributors to the benchmark’s decline were the large losses recorded by the consumer discretionary, technology and producer durables sectors, which made up almost 30% of the index and fell 40.9%, 30.6% and 50.6%, respectively.

Largest issues hold up better than the benchmark

In a market that was particularly hard on small-cap stocks, all five of the largest issues in the Russell 2000 Value Index, based on market capitalization, held their value better than the index. Of the five stocks, Aspen Insurance Holdings, a property and casualty insurer, held up best, posting a 17.2% loss, while Piedmont Natural Gas followed closely, with a decline of 17.5%.

          The remaining three of the benchmark’s five largest issues, listed in descending order of their relative benchmark weightings based on market capitalization on March 31, 2009, performed as follows: packaged-food company Ralcorp, –20.1%; Westar Energy, –21.2%; and Realty Income, a real estate investment trust, –23.3%.

          For the period, the fund’s return was slightly better than its benchmark’s, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $12,282 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Small-Cap Value Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$604.40	$0.36
Retirement Class	1,000.00	604.10	1.36

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.04
Under $4 billion	99.96

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	39

SMALL-CAP BLEND INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of equity securities in smaller domestic companies based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISBX
Retirement Class	TRBIX
Fund net assets	$166.72 million
Portfolio turnover rate	9%

BENCHMARK PROFILE

Number of holdings	1,915
Weighted median market capitalization	$0.7 billion
P/E ratio (weighted 12-month trailing average)	25.6
Dividend yield	1.94%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	23.1
Manufacturing & materials	20.0
Technology	17.6
Consumer products & services	17.0
Health care	12.5
Utilities	4.6
Energy	3.4
Short-term investments	1.8

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Small-Cap Blend Index Fund returned –37.23% for the Institutional Class, compared with the –37.17% return of its benchmark, the Russell 2000® Index, and the –35.89% average return of the fund’s peer group, the Morningstar Small Blend category. The table below shows returns for all share classes of the fund.

Small-cap stocks lag the broad market

For the six-month period, small-cap stocks declined substantially more than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index.

          In an increasingly volatile market environment, small-cap stocks had held up better than the overall market in the twelve months prior to this reporting period, falling 14.48% versus a 21.52% drop for the Russell 3000. Small-cap issues finally succumbed to mounting market pressures, however, and posted losses of 26.12% in the fourth quarter of 2008 and 14.95% in the first quarter of 2009. For the six months covered by this report, they underperformed the overall market by more than six percentage points.

          Within the small-cap category, growth stocks held up better than their value counterparts. The Russell 2000 Growth Index returned –34.51%, while the Russell 2000 Value Index returned –39.64%.

          For the ten years ended March 31, 2009, the Russell 2000 Index posted an average annual gain of 1.93%—more than four percentage points higher than the –2.25% average return of the Russell 3000.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Small-Cap Blend Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–37.23%	–37.37%	–5.23%	3.44%
Retirement Class (inception: 10/1/2002)	–37.27	–37.51	–5.45	3.18
Russell 2000 Index*	–37.17	–37.50	–5.24	3.48
Morningstar Small Blend†	–35.89	–39.07	–5.24	2.60

Gross annual fund operating expenses: Institutional Class, 0.13% and Retirement Class, 0.38%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

40	2009 Semiannual Report ▪ TIAA-CREF Funds

Broad-based declines push the benchmark lower

During the period, all twelve of the benchmark’s industry sectors suffered double-digit losses. Some of the biggest detractions from performance came from the index’s three largest sectors—financials, health care and consumer discretionary—which fell 40.5%, 29.5% and 34.2%, respectively. Together, these sectors made up more than one-half of the benchmark’s total market capitalization on March 31, 2009.

          Losses in the “other energy” (down 61.4%) and materials and processing (down 42.1%) sectors also contributed substantially to the index’s negative return. Consumer staples held up best, but even it fell, losing 20.8%.

Results differ widely among the benchmark’s largest stocks

Of the five largest stocks in the Russell 2000 Index, one recorded an outsized gain, two posted modest losses and two experienced double-digit declines. In descending order of their relative weightings in the benchmark based on market capitalization on March 31, 2009, these stocks performed as follows: biotechnology company Myriad Genetics, 40.2%; Alexion Pharmaceuticals, –4.2%; packaged-food company Ralcorp Holdings, –20.1%; software provider Sybase, –1.1%; and OSI Pharmaceuticals, –22.4%. Myriad Genetics’ outstanding performance reflected the fact that it has developed genetic tests to show the likelihood of a patient’s predisposition to certain types of cancer.

          For the period, the fund’s return was comparable to that of its benchmark, minus the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $12,457 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Small-Cap Blend Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$627.70	$0.37
Retirement Class	1,000.00	627.30	1.38

5% annual hypothetical return
Institutional Class	1,000.00	1,024.48	0.45
Retirement Class	1,000.00	1,023.24	1.72

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.09% for the Institutional Class and 0.34% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	0.05
$4 billion–$15 billion	0.61
Under $4 billion	99.34

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	41

INTERNATIONAL EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, by investing primarily in a portfolio of foreign equity investments based on a market index.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, company risk, index risk, large-cap risk and small-cap/ mid-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TCIEX
Retirement Class	TRIEX
Fund net assets	$679.10 million
Portfolio turnover rate	17%

BENCHMARK PROFILE

Number of holdings	983
Weighted median market capitalization	$22.7 billion
P/E ratio (weighted 12-month trailing average)	12.4
Dividend yield	5.21%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	40.2
Financial	24.6
Manufacturing & materials	17.7
Energy	8.8
Utilities	6.6
Technology	1.9
Health care	0.2

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The International Equity Index Fund returned –31.94% for the Institutional Class, compared with the –31.11% return of its benchmark, the MSCI EAFE® Index, and the –31.44% average return of the fund’s peer group, the Morningstar Foreign Large Blend category. The table below shows returns for all share classes of the fund.

Foreign stocks tumble as the global credit crisis continues

During the six-month period, the continuing credit crisis weighed heavily on economies around the world, causing foreign stocks to plunge in tandem with U.S. shares. The decline in the EAFE index, which tracks stocks in 21 developed nations outside North America, was nearly identical to the –31.12% return of the Russell 3000® Index, which measures the broad U.S. stock market. A global stock rally in March eased some of the pain, but not enough to lift foreign or U.S. markets out of deeply negative territory.

          At the end of the reporting period, both foreign and U.S. stocks had posted negative returns in every quarter since the fourth quarter of 2007. For the ten years ended March 31, 2009, the average annual return of the EAFE index was –0.82%, versus –2.25% for the Russell 3000 Index.

Weaker local currencies intensify foreign stock losses for U.S. investors

In terms of local currencies, the EAFE lost 26.77% for the six months, holding up somewhat better than the Russell 3000. For U.S. investors, however, the EAFE’s decline was magnified by a drop in the value of its local currencies, particularly the euro, relative to the dollar. In dollar terms, the EAFE lost 31.11%.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

International Equity Index Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–31.94%	–45.98%	–2.06%	5.00%
Retirement Class (inception: 10/1/2002)	–31.99	–46.12	–2.33	4.68
MSCI EAFE Index*	–31.11	–46.51	–2.18	5.04
Morningstar Foreign Large Blend†	–31.44	–46.46	–2.48	4.08

Gross annual fund operating expenses: Institutional Class, 0.13% and Retirement Class, 0.38%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

42	2009 Semiannual Report ▪ TIAA-CREF Funds

          The dollar sometimes strengthens during periods of economic and market uncertainty, because such periods often spark a “flight to quality” that fuels investor demand for lower-risk, dollar-denominated assets, such as U.S. Treasury securities.

European and Pacific stocks suffer outsized losses

European stocks, which made up nearly two-thirds of the EAFE’s market capitalization on March 31, 2009, tumbled 22.78% in the fourth quarter of 2008 and 14.56% in the first quarter of 2009. British, French and Swiss stocks—the EAFE’s three largest European components in terms of market capitalization—were down 10.69%, 15.98% and 15.39%, respectively, in the first quarter of 2009. (All returns are in U.S. dollars.)

          The benchmark’s Pacific segment declined 13.87% in the fourth quarter of 2008 and 12.77% in the first quarter of 2009. Japanese stocks, the largest component of the Pacific segment and nearly one-quarter of the EAFE’s total market capitalization, fell 9.01% and 16.62%, respectively, in the two quarters.

          For the period, the fund’s loss was slightly larger than that of its benchmark, partly because of the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $13,727 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

International Equity Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$680.60	$0.50
Retirement Class	1,000.00	680.10	1.55

5% annual hypothetical return
Institutional Class	1,000.00	1,024.33	0.61
Retirement Class	1,000.00	1,023.09	1.87

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.12% for the Institutional Class and 0.37% for the Retirement Class. The expense charges of one or more of the fund’s share classes reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	62.38
$4 billion–$15 billion	26.16
Under $4 billion	11.46

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	43

ENHANCED INTERNATIONAL EQUITY INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of foreign issuers.

PRINCIPAL INVESTMENT RISKS

The fund is subject to foreign investment risk, market risk, company risk, derivatives risk, quantitative analysis risk, index risk and small-cap risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TFIIX
Fund net assets	$216.53 million
Number of holdings	557
Portfolio turnover rate	67%
Weighted median market capitalization	$23.0 billion
P/E ratio (weighted 12-month trailing average)	9.8
Dividend yield	5.55%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	39.6
Financial	21.3
Manufacturing & materials	18.5
Energy	9.4
Utilities	7.3
Technology	3.9

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Enhanced International Equity Index Fund returned –32.30% for the Institutional Class, compared with the –31.11% return of its benchmark, the MSCI EAFE® Index, and the –31.44% average return of the fund’s peer group, the Morningstar Foreign Large Blend category.

Foreign stocks tumble as the global credit crisis continues

During the six-month period, the continuing credit crisis weighed heavily on economies around the world, causing foreign stocks to plunge in tandem with U.S. shares. The decline in the EAFE index, which tracks stocks in 21 developed nations outside North America, was nearly identical to the –31.12% return of the Russell 3000® Index, which measures the broad U.S. stock market. A global stock rally in March eased some of the pain, but not enough to lift foreign or U.S. markets out of deeply negative territory.

          European stocks, which made up nearly two-thirds of the EAFE’s market capitalization on March 31, 2009, tumbled 22.78% in the fourth quarter of 2008 and 14.56% in the first quarter of 2009. The benchmark’s Pacific segment declined 13.87% in the fourth quarter of 2008 and 12.77% in the first quarter of 2009. (All returns are in U.S. dollars.)

          For the ten years ended March 31, 2009, the average annual return of the EAFE index was –0.82%, versus –2.25% for the Russell 3000 Index.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Enhanced International Equity Index Fund	6 months	1 year	since inception

Institutional Class (inception: 11/30/2007)	–32.30%	–47.48%	–43.73%
MSCI EAFE Index*	–31.11	–46.51	–42.64
Morningstar Foreign Large Blend†	–31.44	–46.46	–42.45

Gross annual fund operating expenses: Institutional Class, 0.61%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

44	2009 Semiannual Report ▪ TIAA-CREF Funds

Weaker local currencies intensify foreign stock losses for U.S. investors

In terms of local currencies, the EAFE lost 26.77% for the six months, holding up somewhat better than the Russell 3000. For U.S. investors, however, the EAFE’s decline was magnified by a drop in the value of its local currencies, particularly the euro, relative to the dollar. In dollar terms, the EAFE lost 31.11%.

Stock selections limit the fund’s return

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. The fund’s portfolio diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the period, stock selections using the enhanced indexing methodology had both negative and positive effects on performance, but the overall result was to lower the fund’s return relative to that of its benchmark.

          Among the detractors from relative performance were overweights that included Britain’s Lloyds Banking Group, Sweden’s Nordea Bank and the Bank of Ireland. Underweight positions that trimmed the fund’s return included two British stocks—oil company BP and mobile telecommunications company Vodafone—and Swiss company ABB, which makes equipment for power grids.

          Other holdings had a positive effect on the fund’s return. These included underweight positions in Royal Bank of Scotland, Germany’s Volkswagen and French financial firm Société Générale. Favorable overweights included British bank Barclays and Australian mining company BHP Billiton.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $4,643 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Enhanced International Equity Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$677.00	$2.30

5% annual hypothetical return
Institutional Class	1,000.00	1,022.19	2.77

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.55% for the Institutional Class. The expense charge of this fund reflects a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	60.75
$4 billion–$15 billion	24.35
Under $4 billion	14.90

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	45

ENHANCED LARGE-CAP GROWTH INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, foreign investment risk, derivatives risk, quantitative analysis risk, index risk and the risks associated with growth investing. The fund is also subject to the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TLIIX
Fund net assets	$323.94 million
Number of holdings	338
Portfolio turnover rate	69%
Weighted median market capitalization	$27.1 billion
P/E ratio (weighted 12-month trailing average)	12.2
Dividend yield	2.03%

PORTFOLIO COMPOSITION

% of portfolio investments

Technology	29.0
Consumer products & services	27.1
Manufacturing & materials	17.4
Health care	11.3
Energy	7.8
Financial	5.6
Utilities	1.8

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Enhanced Large Cap Growth Index Fund returned –25.49% for the Institutional Class, compared with the –25.97% return of its benchmark, the Russell 1000® Growth Index, and the –26.80% average return of the fund’s peer group, the Morningstar Large Growth category.

Large-cap growth continues to fare better than the broad market

During the six-month period, the large-cap growth category held up better than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index. For the previous twelve months, large-cap growth had declined 20.88%, while the Russell 3000 dropped 21.52%.

          In the growth category, large-cap stocks outpaced the –29.81% return of mid-cap issues and the –34.51% return of small-cap stocks. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          For the six months, large-cap value issues returned –35.22%. Over the last decade, however, large-cap growth significantly lagged value stocks in the same size category. For the ten years ended March 31, 2009, the Russell 1000 Growth Index posted an average annual return of –5.26%—more than four-and-one-half percentage points lower than the –0.62% average annual return of the Russell 1000 Value Index.

Steep declines in largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Growth Index recorded double-digit declines for the six-month period. Returns were primarily driven by losses in the benchmark’s two largest sectors, in terms of market capitalization: technology (down 21.0%) and consumer discretionary (down 24.1%). Together, they made up more than 40% of the index at the end of the period. Two smaller sectors, “other energy” and financial services, declined 45.4% and 36.1%, respectively.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Enhanced Large-Cap Growth Index Fund	6 months	1 year	since inception

Institutional Class (inception: 11/30/2007)	–25.49%	–33.56%	–32.11%
Russell 1000 Growth Index*	–25.97	–34.28	–32.82
Morningstar Large Growth†	–26.80	–35.94	–34.79

Gross annual fund operating expenses: Institutional Class, 0.41%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

46	2009 Semiannual Report ▪ TIAA-CREF Funds

          The health care sector, the third-largest sector of the index and about 15% of its total market capitalization, held up best over the six-month period, dropping 18.2%. Consumer staples (down 21.6%) also weathered the unsettling six-month period better than most other sectors.

Stock selections keep the fund above the benchmark

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. The fund’s portfolio diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the six-month period, stock selections using the enhanced indexing methodology had both positive and negative effects on performance, but the overall result was to help the fund outperform its benchmark. The largest positive contribution to relative performance was an overweight in auto parts distributor AutoZone. Other favorable overweights included Exxon Mobil and biotechnology firm Genentech. Underweight positions in Boeing, energy supplier Weatherford International and Alcoa also aided returns.

          These positive contributions were partly offset by other holdings that detracted from relative return, including underweight positions in biotechnology company Gilead Sciences and telecommunications company Qualcomm. An overweight in Prudential Financial also trimmed returns.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $5,964 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Enhanced Large-Cap Growth Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$745.10	$1.74

5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class. The expense charge of this fund reflects a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	62.61
$4 billion–$15 billion	24.76
Under $4 billion	12.63

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	47

ENHANCED LARGE-CAP VALUE INDEX FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, large-cap risk, style risk, foreign investment risk, derivatives risk, quantitative analysis risk, index risk and the risks associated with value investing. The fund is also subject to the risk of investing in stocks of companies involved in reorganizations and other special situations. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbol
Institutional Class	TEVIX
Fund net assets	$281.45 million
Number of holdings	231
Portfolio turnover rate	46%
Weighted median market capitalization	$32.8 billion
P/E ratio (weighted 12-month trailing average)	15.1
Dividend yield	3.37%

PORTFOLIO COMPOSITION

% of portfolio investments

Financial	20.3
Consumer products & services	18.4
Energy	17.9
Health care	13.1
Manufacturing & materials	12.5
Technology	9.8
Utilities	8.0

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Enhanced Large-Cap Value Index Fund returned –34.60% for the Institutional Class, compared with the –35.22% return of its benchmark, the Russell 1000® Value Index, and the –31.51% average return of the fund’s peer group, the Morningstar Large Value category.

Large-cap value trails a declining market

During the six-month period, large-cap value issues declined more than the broad U.S. stock market, which fell 31.12%, as measured by the Russell 3000® Index. The wider index was helped by more resilient performance among large-cap growth stocks, which lost 25.97% during the period. This divergence was more pronounced during the first quarter of 2009, when large-cap growth fell 4.12% and large-cap value dropped 16.77%. (Investment-style and capitalization-size returns are based on the Russell indexes.)

          Over the last decade, however, large-cap value issues outpaced large-cap growth stocks. For the ten years ended March 31, 2009, the Russell 1000 Value Index posted a –0.62% average annual return—more than four-and-one-half percentage points ahead of the –5.26% average annual return of the Russell 1000 Growth Index.

Declines in largest sectors drive down the benchmark

All twelve sectors of the Russell 1000 Value Index recorded double-digit declines for the six-month period. The benchmark’s return was driven by a 53.5% loss in the financial sector, which constituted more than one-fifth of the index, in terms of market capitalization on March 31, 2009. A continued banking crisis pushed Citigroup down 87.5%, while Bank of America dropped 80.0%.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Enhanced Large-Cap Value Index Fund	6 months	1 year	since inception

Institutional Class (inception: 11/30/2007)	–34.60%	–41.84%	–38.18%
Russell 1000 Value Index*	–35.22	–42.42	–38.70
Morningstar Large Value†	–31.51	–39.36	–36.79

Gross annual fund operating expenses: Institutional Class, 0.41%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

48	2009 Semiannual Report ▪ TIAA-CREF Funds

          The health care and integrated oils sectors, which together comprised more than one-quarter of the benchmark’s total market capitalization, posted identical losses of 20.0% for the six-month period. The utilities sector held up best, but still registered a 15.0% decline.

Stock choices keep the fund above the benchmark

The fund’s enhanced indexing strategy uses quantitative modeling techniques to build a portfolio that shares the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. The fund’s portfolio diverges from its benchmark more than a fund that uses a pure indexing strategy.

          During the six-month period, stock selections using the enhanced indexing methodology had both positive and negative effects on performance, but the overall result was to help the fund outperform its benchmark. Among the largest positive contributors to relative performance were underweight positions in Dow Chemical and Bank of America. An overweight holding in Florida electric utility FPL Group also helped the fund’s return.

          These positive contributions were partly offset by other holdings that detracted from relative return. These included overweight positions in two real estate investment trusts—Apartment Investment and Management Company and CBL & Associates Properties—and in commercial lender CapitalSource and in CBS. An underweight in Verizon also trimmed relative performance.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $5,264 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Enhanced Large-Cap Value Index Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$654.00	$1.65

5% annual
hypothetical return
Institutional Class	1,000.00	1,022.94	2.02

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class. The expense charge of this fund reflects a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would have been higher and its performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	63.75
$4 billion–$15 billion	19.18
Under $4 billion	17.07

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	49

SOCIAL CHOICE EQUITY FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term total return that reflects the investment performance of the overall U.S. stock market while giving special consideration to certain social criteria.

PRINCIPAL INVESTMENT RISKS

The fund is subject to market risk, company risk, foreign investment risk, small-cap/mid-cap risk, active management risk and index risk. The fund also is exposed to risks arising from the fact that because its social criteria exclude securities of certain issuers for non-financial reasons, the fund may forgo some market opportunities available to funds that don’t use these criteria. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISCX
Retirement Class	TRSCX
Retail Class	TICRX
Fund net assets	$467.84 million
Number of holdings	985
Portfolio turnover rate	3%
Weighted median market capitalization	$16.5 billion
P/E ratio (weighted 12-month trailing average)	15.9
Dividend yield	2.67%

PORTFOLIO COMPOSITION

% of portfolio investments

Consumer products & services	27.4
Technology	19.6
Financial	13.5
Manufacturing & materials	13.4
Health care	11.8
Utilities	7.4
Energy	6.9

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Social Choice Equity Fund returned –31.59% for the Institutional Class, compared with the –31.12% return of its benchmark, the Russell 3000® Index, and the –29.97% average return of the fund’s peer group, the Morningstar Large Blend category. The table below shows returns for all share classes of the fund. The fund screens investments according to social criteria, while the benchmark and the Morningstar category do not.

Stock exclusions lower the fund’s relative return

Because of its social screens, the fund did not invest in a number of stocks that were sizable components of the Russell 3000 Index, in terms of market capitalization. The exclusion of these stocks produced mixed results during the period, but the net effect was to lower the fund’s return relative to that of its benchmark.

          The fund failed to match its benchmark’s return largely because it excluded Exxon Mobil and AT&T, the two largest stocks in the index in terms of market capitalization on March 31, 2009. These two stocks returned –11.4% and –6.9%, respectively, considerably better than the –31.12% return of the Russell 3000 Index. The absence of Apple, Chevron, Wal-Mart and software maker Oracle also lowered the fund’s relative return for the period.

          In contrast, the fund benefited by avoiding General Electric (down 58.3%) and ConocoPhillips (down 45.4%). The exclusion of three major financial companies—Citigroup (down 87.5%), Prudential Financial (down 72.5%) and JPMorgan Chase

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Social Choice Equity Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)	–31.59%	–37.21%	–4.46%		–3.14%
Russell 3000 Index*	–31.12	–38.20	–4.59		–3.11
Morningstar Large Blend†	–29.97	–38.13	–4.92		–3.98

Retirement Class (inception: 10/1/2002)	–31.58	–37.33	–4.73		–3.34	‡

Retail Class (inception: 3/31/2006)	–31.58	–37.24	–4.50	‡	–3.16	‡

Gross annual fund operating expenses: Institutional Class, 0.19%; Retirement Class, 0.44%; and Retail Class, 0.48%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

50	2009 Semiannual Report ▪ TIAA-CREF Funds

(down 42.0%)—also helped. During the six-month period, the financial sector fell 49.2%; financial stocks came under pressure due to an ongoing lack of liquidity in the global credit markets and problems related to subprime securities.

Statistical techniques help limit the fund’s risks

Because the fund’s social screens prevent it from investing in some of the stocks within the Russell 3000, the fund’s managers use statistical techniques to help ensure that the risk characteristics of the portfolio resemble those of the index. One such method is to overweight or underweight specific stocks relative to each one’s percentage of capitalization within the benchmark.

          During the six months, the fund underperformed its benchmark partly because of overweight positions that detracted from relative returns. Chief among these were Aflac, a life and health insurance provider; Transocean, one of the world’s largest offshore drilling companies; and three financial institutions—U.S. Bancorp, American Express and Lincoln National.

          The fund’s relative performance was aided by overweight holdings in chemical company Rohm and Haas, Verizon and pharmaceutical company Wyeth, which gained 18.4%. The fund also benefited from overweights in McDonald’s and Home Depot, both of which held up relatively well despite the elevated volatility in the equity markets.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $7,330 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Social Choice Equity Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$684.10	$0.80
Retirement Class	1,000.00	684.20	1.85
Retail Class	1,000.00	684.20	1.26

5% annual hypothetical return
Institutional Class	1,000.00	1,023.98	0.96
Retirement Class	1,000.00	1,022.74	2.22
Retail Class	1,000.00	1,023.44	1.51

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.19% for the Institutional Class, 0.44% for the Retirement Class and 0.30% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

Over $15 billion	53.49
$4 billion–$15 billion	27.33
Under $4 billion	19.18

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	51

REAL ESTATE SECURITIES FUND

INVESTMENT OBJECTIVE

The fund seeks to obtain a favorable long-term total return through both capital appreciation and current income, by investing primarily in equity securities of companies principally engaged in or related to the real estate industry.

PRINCIPAL INVESTMENT RISKS

The fund is subject to the risks of real estate investing, as well as active management risk, market risk, foreign investment risk, company risk, interest rate risk and income volatility risk. The fund is also subject to the risks of concentrating investments in a single industry, holding securities of relatively few issuers and investing in smaller companies. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIREX
Retirement Class	TRRSX
Retail Class	TCREX
Fund net assets	$240.12 million
Number of holdings	80
Portfolio turnover rate	43%
Weighted median market capitalization	$2.5 billion
P/E ratio (weighted 12-month trailing average)	26.7
Dividend yield	9.42%

PORTFOLIO COMPOSITION

% of portfolio investments

Specialized REITs	33.3
Retail REITs	20.2
Residential REITs	17.6
Office REITs	14.0
Diversified REITs	8.0
Industrial REITs	5.1
Office electronics	1.6
Hotels, restaurants & leisure	0.1
Mortgage REITs	0.1

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Real Estate Securities Fund returned –57.93% for the Institutional Class, compared with the –60.57% return of its benchmark, the Dow Jones Wilshire Real Estate Securities Index, and the –56.92% average return of the fund’s peer group, the Morningstar Specialty Real Estate category. The table below shows returns for all share classes of the fund.

REITs suffer as broad market sell-off intensifies

In a challenging environment for equities, real estate investment trusts (REITs) had held up relatively well during the twelve months prior to this reporting period, posting a 12.86% loss, versus a 21.52% decline for the broad U.S. stock market, as measured by the Russell 3000® Index.

          For the six months covered by this report, however, REIT values tumbled as deteriorating global economic conditions, rising unemployment, weakening consumer spending and an increasingly difficult credit environment dampened the need for retail and office space. For the period, REITs fell 60.57%—nearly twice the 31.12% decline in the broad market.

          REITs fell 40.40% during the fourth quarter of 2008, versus the 22.78% decline of the Russell 3000. The underperformance of REITs grew greater in the first quarter of 2009, as the real estate market continued to languish. REITs fell an additional 33.85% during that quarter, versus a 10.80% fall in the broad market.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Real Estate Securities Fund	6 months	1 year	5 years	since inception

Institutional Class (inception: 10/1/2002)	–57.93%	–58.99%	–10.18%	–0.73%
Retirement Class (inception: 10/1/2002)	–57.95	–59.07	–10.31	–0.88
Retail Class (inception: 10/1/2002)	–57.96	–59.06	–10.25	–0.86
Dow Jones Wilshire
Real Estate Securities Index*	–60.57	–61.03	–9.43	–0.81
Morningstar Specialty Real Estate†	–56.92	–58.44	–9.73	–0.13

Gross annual fund operating expenses: Institutional Class, 0.54%; Retirement Class, 0.79%; and Retail Class, 0.94%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4. Please note that effective April 1, 2009, the Real Estate Securities Fund’s benchmark changed to the FTSE NAREIT Equity REITs Index.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

52	2009 Semiannual Report ▪ TIAA-CREF Funds

REITs trail bonds but top the broad equity market over the long term

For the six-month period, REITs, like the rest of the U.S. stock market, underperformed the 4.70% gain of U.S. investment-grade, fixed-rate bonds, as measured by the Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Index.)

          For the ten years ended March 31, 2009, however, the 3.36% average annual gain of REITs outpaced the –2.25 average return of the Russell 3000 Index, though it lagged the 5.70% gain of the Barclays index.

Despite steep loss, the fund holds up better than its benchmark

While the fund’s results were disappointing in absolute terms, it outperformed the Dow Jones Wilshire index by more than two-and-one-half percentage points because of individual stock selections. Positive contributions to relative performance came from overweight positions in Essex Property Trust, a West Coast multifamily REIT, and retail property owner Federal Realty Investment Trust. A nonbenchmark holding in Mission West Properties, a manager of research and development properties, and an underweight in shopping center operator Developers Diversified Realty also aided relative performance.

          The positive effects of these positions were partly offset by underweight holdings in Tanger Factory Outlet Centers; Digital Realty Trust, an owner and manager of technology-related real estate; and retail shopping center developer Regency Centers. An out-of-benchmark stake in Thomas Properties Group, an office, retail and multifamily property owner, also detracted from the fund’s relative return.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $9,532 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Real Estate Securities Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$420.70	$1.91
Retirement Class	1,000.00	420.50	2.80
Retail Class	1,000.00	420.40	2.51

5% annual hypothetical return
Institutional Class	1,000.00	1,022.24	2.72
Retirement Class	1,000.00	1,020.99	3.98
Retail Class	1,000.00	1,021.39	3.58

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.54% for the Institutional Class, 0.79% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

HOLDINGS BY COMPANY SIZE

% of portfolio investments

$4 billion–$15 billion	35.99
Under $4 billion	64.01

Total	100.00

TIAA-CREF Funds ▪ 2009 Semiannual Report	53

MANAGED ALLOCATION FUND

INVESTMENT OBJECTIVE

The fund seeks favorable returns that reflect the broad investment performance of the financial markets through capital appreciation and investment income. The fund will pursue this goal through a “fund of funds” approach, whereby the fund will make investments primarily in other mutual funds.

PRINCIPAL INVESTMENT RISKS

The fund shares the risks associated with the types of securities held by each of the underlying funds in which it invests, including active management risk, market risk, company risk, foreign investment risk, small-cap/mid-cap risk, interest rate risk, credit risk, call risk, prepayment risk, extension risk and, to a lesser extent, derivatives risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIMIX
Retirement Class	TITRX
Retail Class	TIMRX
Fund net assets	$392.66 million
Portfolio turnover rate	40%

PORTFOLIO COMPOSITION

Fund	% of portfolio investments

Bond Plus Fund	39.3
Enhanced Large-Cap Growth Index Fund	11.3
Enhanced Large-Cap Value Index Fund	9.8
Enhanced International Equity Index Fund	7.6
International Equity Fund	7.5
Large-Cap Growth Fund	7.5
Large-Cap Value Fund	6.6
Growth & Income Fund	5.9
Small-Cap Equity Fund	3.4
Mid-Cap Growth Fund	0.6
Mid-Cap Value Fund	0.5

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Managed Allocation Fund returned –19.60% for the Institutional Class, compared with the –17.89% return of its benchmark, the Managed Allocation Composite Index, and the –20.09% average return of the fund’s peer group, the Morningstar Moderate Allocation category. The table below shows returns for all share classes of the fund.

Stocks extend their losses, while bonds keep gaining

For the six-month period, the broad U.S. stock market, as measured by the Russell 3000® Index, dropped 31.12%, continuing the downturn that began in October 2007.

          The ongoing turbulence in the domestic equity market reflected persistent weakness in the nation’s banking system, a stalled housing market, soaring unemployment and declining corporate profits. To resuscitate the credit market and stimulate the economy, the Federal Reserve lowered its target for the federal funds rate—the interest rate U.S. commercial banks charge one another for overnight loans—to essentially 0% by year-end 2008. In addition, the Fed and U.S. Treasury Department initiated several programs designed to encourage the purchase of specialized debt securities by wary investors.

          A stronger dollar versus the euro and the pound intensified foreign stock losses for U.S. investors. The MSCI EAFE® Index, which tracks stocks in 21 developed nations outside North America, fell 31.11% in dollar terms during the six months. In terms of local currencies, the EAFE declined 26.77%.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Managed Allocation Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	–19.60%	–28.10%	–7.82%
Retirement Class (inception: 3/31/2006)	–19.70	–28.28	–8.06
Retail Class (inception: 3/31/2006)	–19.56	–28.05	–7.81

Managed Allocation Composite Index*	–17.89	–24.94	–6.09

Benchmark components (percentage of composite index):
Russell 3000 Index (45%)	–31.12	–38.20	–13.55
Barclays Capital U.S. Aggregate Bond Index (40%)	4.70	3.13	5.78
MSCI EAFE Index (15%)	–31.11	–46.51	–14.47

Morningstar Moderate Allocation†	–20.09	–27.92	–8.28

Gross annual fund operating expenses: Institutional Class, 0.51%; Retirement Class, 0.74%; and Retail Class, 0.83%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark components, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

54	2009 Semiannual Report ▪ TIAA-CREF Funds

          Bonds were buoyed by investors’ continued appetite for U.S. Treasuries. The broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, gained 4.70% for the six months, compared with 3.65% for the previous twelve-month period.

The fund’s stock and bond components provide mixed results

The negative return of the Managed Allocation Fund for the period reflected the declines suffered by its ten equity (stock) components, which were not immune from the general market downturn. The fund’s two largest equity components, the Enhanced Large-Cap Growth Index and Enhanced Large-Cap Value Index funds, fell 25.49% and 34.60%, respectively. These declines were partially offset by the 0.71% gain of the fund’s largest component, the Bond Plus Fund, which limited the Managed Allocation Fund’s losses.

          The fund failed to match its composite benchmark because the Bond Plus Fund trailed its own benchmark by almost four percentage points, the result of that fund’s underweight in U.S. Treasuries and overweight positions in commercial mortgage-backed and asset-backed securities. This lag was mitigated somewhat by the relative outperformance of the Enhanced Large-Cap Growth Index, Enhanced Large-Cap Value Index, Large-Cap Value and Small-Cap Equity funds, which held up better than their respective benchmarks.

          During the period, the Managed Allocation Fund maintained a target allocation ratio of 60% equity funds to 40% fixed-income funds. The weightings of the fund’s composite benchmark also remained fixed.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $7,832 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark components and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Managed Allocation Fund	Institutional Class	Retirement Class	Retail Class

Actual return
Starting fund
value (10/1/08)	$1,000.00	$1,000.00	$1,000.00
Ending fund
value (3/31/09)	804.00	803.00	804.40
Expenses paid*
(10/1/08–3/31/09)	0.00	1.12	0.00
Effective expenses paid†
(10/1/08–3/31/09)	2.07	3.19	2.07

5% annual hypothetical return
Starting fund
value (10/1/08)	$1,000.00	$1,000.00	$1,000.00
Ending fund
value (3/31/09)	1,024.93	1,023.68	1,024.93
Expenses paid*
(10/1/08–3/31/09)	0.00	1.26	0.00
Effective expenses paid†
(10/1/08–3/31/09)	2.32	3.58	2.32

*

“Expenses paid” is based on the fund’s actual own expense ratio for the most recent fiscal half-year, multiplied by the average fund value, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.00% for the Institutional Class, 0.25% for the Retirement Class and 0.00% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

†

“Effective expenses paid” is based on the fund’s total expense ratio for the most recent fiscal half-year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds) for the most recent fiscal half-year. For that period, the total annualized, weighted, average expense ratio was 0.46% for the Institutional Class; 0.71% for the Retirement Class; and 0.46% for the Retail Class.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Semiannual Report	55

BOND FUND

INVESTMENT OBJECTIVE

The fund seeks as favorable a long-term total return through income as is consistent with preserving capital, primarily from investment-grade fixed-income securities.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, prepayment risk, extension risk, company risk, income volatility risk, credit risk, call risk, foreign investment risk, active management risk, market volatility and liquidity risk and the risk of using a mortgage dollar roll investment strategy. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIBDX
Retirement Class	TIDRX
Retail Class	TIORX
Fund net assets	$1.86 billion
Number of issues	697
Portfolio turnover rate	90%
Average quality	Aa1/AA+
Option-adjusted duration	3.69 years
Average coupon	5.07%
Average yield to maturity	4.82%
Average maturity	5.05 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities & commercial mortgage-backed securities	42.1
Corporate bonds	20.4
U.S. Treasury securities	13.0
U.S. agency securities	8.8
Foreign government & corporate bonds denominated in U.S. dollars	6.2
Asset-backed securities	2.9
Short-term investments	6.6

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Bond Fund returned 3.71% for the Institutional Class, compared with the 4.70% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, and the –0.49% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

Despite roiled markets, bonds post substantial gains

During the six months, the U.S. economy deteriorated markedly. Gross domestic product contracted by an annual rate of 6.3% in the fourth quarter of 2008, and preliminary data showed a further drop of 6.1% in the first quarter of 2009. More than 3.5 million jobs were lost, and unemployment rose to 8.5%.

          To stimulate the nation’s economy and unlock the credit market, the Federal Reserve cut the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) from 2.00% to essentially 0%. The central bank also guaranteed the purchase of hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

          For the fourth quarter of 2008, the Barclays Capital U.S. Aggregate Bond Index, which measures the broad U.S. investment-grade, fixed-rate bond market, gained 4.58%. (The fund’s benchmark, formerly the Lehman Brothers U.S. Aggregate Index, changed its name in November 2008.) Bond prices were buoyed by investor demand for U.S. Treasury securities.

          Bonds languished in the first two months of 2009 but turned positive in March; the Barclays Capital index posted a return of 0.12% for the quarter.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Bond Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)	3.71%	1.30%	3.48%		5.65%
Barclays Capital U.S. Aggregate Bond Index*	4.70	3.13	4.13		5.96
Morningstar Intermediate-Term Bond†	–0.49	–4.94	1.36		3.99

Retirement Class (inception: 3/31/2006)	3.46	0.98	3.31	‡	5.56	‡

Retail Class (inception: 3/31/2006)	3.54	1.14	3.40	‡	5.61	‡

Gross annual fund operating expenses: Institutional Class, 0.31%; Retirement Class, 0.56%; and Retail Class, 0.56%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

‡

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

56	2009 Semiannual Report ▪ TIAA-CREF Funds

Treasuries and mortgage-backed securities shine

For the six months, Treasuries and mortgage-backed securities outperformed the other major segments of the benchmark, returning 7.32% and 6.63%, respectively. Corporate bonds moved back into positive territory, with a return of 1.97%. U.S. agency securities returned 5.96%, while commercial mortgage-backed securities recorded a 15.14% loss.

          Yields for Treasuries dropped during the period. The yield on 2-year Treasury notes fell to 0.81% at period-end from 2.00% at the end of September 2008. The 10-year Treasury note declined to 2.71% from 3.85%.

Investment strategies produce mixed results

The fund lagged its benchmark for the period because of continuing underweight positions in U.S. Treasury securities and overweights in asset-backed and commercial mortgage-backed securities. Also, because the fund mainly invests in intermediate-term bonds, it received limited benefit from investors’ preference for shorter-term Treasuries. These strategies reduced relative performance during the fourth quarter of 2008, when investors favored Treasuries. However, it helped the fund to outperform the benchmark in the first quarter of 2009, when investors moved into non-government securities.

          Recognizing the troubling signs within the credit market as early as 2005, the fund’s managers steadily increased the credit quality of the portfolio as a defensive strategy. Though it did not enable the fund to outperform its benchmark, this strategy helped the fund to top its Morningstar peers by more than four percentage points for the six-month period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception July 1, 1999)

An investment of $10,000 in this fund on July 1, 1999, would be worth $17,087 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Bond Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$1,037.10	$1.57
Retirement Class	1,000.00	1,034.60	2.84
Retail Class	1,000.00	1,035.40	1.93

5% annual hypothetical return
Institutional Class	1,000.00	1,023.39	1.56
Retirement Class	1,000.00	1,022.14	2.82
Retail Class	1,000.00	1,023.04	1.92

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.31% for the Institutional Class, 0.56% for the Retirement Class and 0.38% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Semiannual Report	57

BOND PLUS FUND

INVESTMENT OBJECTIVE

The fund seeks a favorable long-term return, primarily through high current income consistent with preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, prepayment risk, extension risk, company risk, income volatility risk, credit risk, call risk, foreign investment risk, active management risk, market volatility and liquidity risk, illiquid security risk and the risks of non-investment-grade securities. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIBFX
Retirement Class	TCBRX
Retail Class	TCBPX
Fund net assets	$464.89 million
Number of issues	605
Portfolio turnover rate	75%
Average quality	Aa1/AA+
Option-adjusted duration	3.77 years
Average coupon	5.29%
Average yield to maturity	7.15%
Average maturity	5.37 years

PORTFOLIO COMPOSITION

% of portfolio investments

Mortgage-backed securities & commercial mortgage-backed securities	42.9
Corporate bonds	27.5
U.S. Treasury securities	9.5
Foreign government & corporate bonds denominated in U.S. dollars	7.4
Asset-backed securities	5.3
U.S. agency securities	4.1
Mutual funds	0.7
Preferred stock	0.1
Short-term investments	2.5

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Bond Plus Fund returned 0.71% for the Institutional Class, compared with the 4.70% return of its benchmark, the Barclays Capital U.S. Aggregate Bond Index, and the –0.49% average return of the fund’s peer group, the Morningstar Intermediate-Term Bond category. The table below shows returns for all share classes of the fund.

Despite roiled markets, bonds post substantial gains

During the six months, the U.S. economy deteriorated markedly. Gross domestic product had contracted by an annual rate of 0.5% in the third quarter of 2008, and the decline accelerated to 6.3% in the fourth quarter. Preliminary data showed a further drop of 6.1% in the first quarter of 2009. The economy lost 3.5 million jobs during the six months, and unemployment rose to 8.5%.

          To stimulate the nation’s economy and unlock the credit market, the Federal Reserve cut the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) from 2.00% to essentially 0%. The central bank also guaranteed the purchase of hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

          For the fourth quarter of 2008, the Barclays Capital U.S. Aggregate Bond Index, which measures the broad U.S. investment-grade, fixed-rate bond market, gained 4.58%. (The fund’s benchmark, formerly the Lehman Brothers U.S. Aggregate Index, changed its name in November 2008.) Bond prices were buoyed by investor demand for the safety of U.S. Treasury securities.

          Bonds languished in the first two months of 2009, as investors worried that increased issuance of Treasuries to fund the government’s recovery efforts could depress their prices. In addition, risk-averse investors showed little appetite for

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Bond Plus Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	0.71%	–2.63%	2.40%
Retirement Class (inception: 3/31/2006)	0.58	–2.86	2.18
Retail Class (inception: 3/31/2006)	0.66	–2.72	2.31
Barclays Capital U.S. Aggregate Bond Index*	4.70	3.13	5.78
Morningstar Intermediate-Term Bond†	–0.49	–4.94	1.34

Gross annual fund operating expenses: Institutional Class, 0.35%; Retirement Class, 0.60%; and Retail Class, 0.71%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

58	2009 Semiannual Report ▪ TIAA-CREF Funds

corporate bonds. As investor concerns receded somewhat in March, bond results again turned positive, and the Barclays Capital index posted a return of 0.12% for the quarter.

Treasuries and mortgage-backed securities shine

For the six months, Treasuries and mortgage-backed securities outperformed the other major segments of the benchmark, returning 7.32% and 6.63%, respectively. Corporate bonds moved back into positive territory, with a return of 1.97%. U.S. agency securities returned 5.96%, while commercial mortgage-backed securities recorded a 15.14% loss.

          Yields for Treasuries dropped during the period. The yield on 2-year Treasury notes fell to 0.81% at period-end from 2.00% at the end of September 2008. The 10-year Treasury note declined to 2.71% from 3.85%.

Investment strategies produce mixed results

The fund lagged its benchmark for the period because of substantial underweight positions in U.S. Treasury and agency securities, relative to the fund’s benchmark, and significant overweights in asset-backed and commercial mortgage-backed securities, and corporate bonds. Also, because the fund mainly invests in intermediate-term bonds, it received limited benefit from investors’ preference for shorter-term Treasuries.

          Recognizing the troubling signs within the credit market as early as 2005, the fund’s managers steadily increased the credit quality of the portfolio as a defensive strategy. Though it did not enable the fund to outperform its benchmark, this strategy helped the fund to top its Morningstar peers for the six-month period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $10,738 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Bond Plus Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$1,007.10	$1.70
Retirement Class	1,000.00	1,005.80	3.00
Retail Class	1,000.00	1,006.60	2.25

5% annual hypothetical return
Institutional Class	1,000.00	1,023.24	1.72
Retirement Class	1,000.00	1,021.94	3.02
Retail Class	1,000.00	1,022.69	2.27

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.34% for the Institutional Class, 0.60% for the Retirement Class and 0.45% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Semiannual Report	59

SHORT-TERM BOND FUND

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with preservation of capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, credit risk, market volatility and liquidity risk, foreign investment risk, company risk, active management risk, call risk, extension risk and prepayment risk. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TISIX
Retirement Class	TISRX
Retail Class	TCTRX
Fund net assets	$242.45 million
Number of issues	210
Portfolio turnover rate	92%
Average quality	Aa1/AA+
Option-adjusted duration	2.55 years
Average coupon	4.22%
Average yield to maturity	5.62%
Average maturity	2.83 years

PORTFOLIO COMPOSITION

% of portfolio investments

U.S. Treasury securities	29.1
Corporate bonds	29.0
U.S. agency securities	25.6
Foreign government & corporate bonds denominated in U.S. dollars	8.5
Asset-backed securities	5.3
Mortgage-backed securities & commercial mortgage-backed securities	2.5

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Short-Term Bond Fund returned 2.26% for the Institutional Class, compared with the 4.15% return of its benchmark, the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index, and the –0.80% average return of the fund’s peer group, the Morningstar Short-Term Bond category. The table below shows returns for all share classes of the fund.

Despite roiled markets, bonds post substantial gains

During the six months, the U.S. economy deteriorated markedly. Gross domestic product had contracted by an annual rate of 0.5% in the third quarter of 2008, and the decline accelerated to 6.3% in the fourth quarter. Preliminary data showed a further drop of 6.1% in the first quarter of 2009. The economy lost 3.5 million jobs during the six months, and unemployment rose to 8.5%.

          To stimulate the nation’s economy and unlock the credit market, the Federal Reserve cut the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) from 2.00% to essentially 0%. The central bank also guaranteed the purchase of hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

          For the period, the fund’s benchmark lagged the 4.70% gain of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index. Buoyed by investor demand for the safety of U.S. Treasury securities, the Barclays Capital U.S. 1–5 Year Government/Credit Bond Index gained 3.60% in the fourth quarter of 2008. (The fund’s benchmark, formerly the Lehman Brothers U.S. Government/Credit (1–5 Year) Index, changed its name in November 2008.) In the first quarter of 2009, however,

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Short-Term Bond Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	2.26%	0.93%	3.96%
Retirement Class (inception: 3/31/2006)	2.24	0.69	3.73
Retail Class (inception: 3/31/2006)	2.31	0.84	3.88
Barclays Capital U.S. 1–5 Year Government/Credit Bond Index*	4.15	2.69	5.67
Morningstar Short-Term Bond†	–0.80	–3.38	1.22

Gross annual fund operating expenses: Institutional Class, 0.31%; Retirement Class, 0.57%; and Retail Class, 0.64%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

60	2009 Semiannual Report ▪ TIAA-CREF Funds

investors worried that increased issuance of Treasuries to fund the government’s recovery efforts could depress their prices. Bond prices languished, and short-term bonds returned just 0.53%.

Government-related securities top other short-term bond sectors

For the period, the 4.82% return of U.S. agency and other government-related securities topped the returns of the benchmark’s two other major segments, U.S. Treasury securities and corporate bonds, which posted gains of 4.39% and 2.99%, respectively.

          The yield on 2-year Treasury notes declined during the six months, to 0.81% at period-end from 2.00% at the end of September 2008. The 5-year Treasury note fell to 1.67% from 2.98%.

Fund trails its benchmark but outperforms its peers

The fund lagged its benchmark for the period because of underweight positions in U.S. Treasury securities. In addition, returns from the fund’s out-of-benchmark holdings in commercial mortgage-backed and asset-backed securities trailed those of the benchmark’s major components and weighed on the fund’s performance.

          Recognizing the troubling signs within the credit market as early as 2005, the fund’s managers steadily increased the credit quality of the portfolio as a defensive strategy. Although it did not enable the fund to outperform its benchmark, this strategy helped the fund to top its Morningstar peers by more than three percentage points for the period.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $11,234 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Short-Term Bond Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$1,022.60	$1.51
Retirement Class	1,000.00	1,022.40	2.77
Retail Class	1,000.00	1,023.10	2.02

5% annual hypothetical return
Institutional Class	1,000.00	1,023.44	1.51
Retirement Class	1,000.00	1,022.19	2.77
Retail Class	1,000.00	1,022.94	2.02

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.30% for the Institutional Class, 0.55% for the Retirement Class and 0.40% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Semiannual Report	61

HIGH-YIELD FUND

INVESTMENT OBJECTIVE

The fund seeks high current income and, when consistent with its primary objective, capital appreciation.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, company risk, call risk, market volatility and liquidity risk, foreign investment risk, active management risk, credit risk and illiquid security risk. In addition, the fund is subject to the risks of non-investment-grade securities. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIHYX
Retirement Class	TIHRX
Retail Class	TIYRX
Fund net assets	$314.32 million
Number of issues	193
Portfolio turnover rate	31%
Average quality	B1
Option-adjusted duration	3.47 years
Average coupon	7.76%
Average yield to maturity	14.01%
Average maturity	5.50 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	3.5
1–3 years	15.0
3–5 years	27.0
5–10 years	47.8
Greater than 10 years	6.7

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments

A/A	2.3
Baa/BBB	4.8
Ba/BB	49.5
B/B	31.7
Below B/B	10.4
Short-term investments	1.3

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The High-Yield Fund returned –8.69% for the Institutional Class, compared with the –10.27% return of its benchmark, the Merrill Lynch BB/B Cash Pay Issuer Constrained Index, and the –15.47% average return of the fund’s peer group, the Morningstar High-Yield Bond category. The table below shows returns for all share classes of the fund.

A renewed appetite for risk helps high-yield bonds

During the six-month period, the Federal Reserve acted decisively to stimulate the nation’s economy and unfreeze the credit market, cutting the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) from 2.00% to essentially 0%. The central bank also guaranteed the purchase of hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

          These measures helped to restore confidence among fixed-income investors, which provided a boost to the high-yield market. During September 2008, the high-yield market had seen a sell-off, and the fund’s benchmark index had dropped 7.56%.

          The damage continued in the fourth quarter of 2008, when the index lost 15.74%, but the high-yield market rebounded in the first quarter of 2009, posting a 6.49% gain.

Gains gradually return to most sectors

As credit markets tightened dramatically in the fourth quarter of 2008, losses deepened in many sectors of the high-yield marketplace. By year’s end, 61 of the benchmark’s 65 industry sectors were in negative territory. But the recovery

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

High-Yield Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	–8.69%	–13.74%	–2.44%
Retirement Class (inception: 3/31/2006)	–8.81	–13.95	–2.70
Retail Class (inception: 3/31/2006)	–8.69	–13.83	–2.49
Merrill Lynch BB/B Cash Pay Issuer Constrained Index*	–10.27	–16.46	–3.38
Morningstar High-Yield Bond†	–15.47	–20.97	–6.20

Gross annual fund operating expenses: Institutional Class, 0.40%; Retirement Class, 0.65%; and Retail Class, 0.75%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

62	2009 Semiannual Report ▪ TIAA-CREF Funds

was similarly broad-based; by the end of the first quarter of 2009, 50 industry sectors recorded positive returns.

          Lower-quality bonds (rated CCC and lower) suffered more than others, and their recovery was more muted; that category tumbled 31.5% in the fourth quarter of 2008 and posted a gain of just 2.2% in the first quarter of 2009.

Sector and security choices keep the fund above the benchmark

In an extraordinarily challenging market, the fund’s managers were able to outperform a declining benchmark by a substantial margin. The fund weathered this volatile period on the strength of favorable sector allocations and successful security selections.

          Key positive contributions to relative performance included an overweight in the energy-exploration and production sector and, in particular, Chesapeake Energy. An overweight in the energy/electric generating sector and, in particular, NRG Energy and Reliant Energy, also boosted relative returns. An underweight in the troubled automobile parts supplier sector also helped.

          These positive effects were partly offset by results from security selections that included Momentive Performance Materials and LyondellBasell in the chemical sector, Allbritton Communications in the media/broadcasting sector and Griffin Coal in the mining sector.

          The fund continued to concentrate its holdings in B- or BB-rated bonds because they provided more attractive risk-adjusted return potential to long-term investors than did lower-rated securities. The table on the facing page shows the credit quality of the portfolio’s holdings on March 31, 2009.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $9,285 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

High-Yield Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$913.10	$1.91
Retirement Class	1,000.00	911.90	3.10
Retail Class	1,000.00	913.10	2.38

5% annual hypothetical return
Institutional Class	1,000.00	1,022.94	2.02
Retirement Class	1,000.00	1,021.69	3.28
Retail Class	1,000.00	1,022.44	2.52

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.65% for the Retirement Class and 0.50% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

The expenses shown above do not reflect the 2% redemption fee that may apply to certain transactions. Please see the prospectus for details about this fee.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Semiannual Report	63

TAX-EXEMPT BOND FUND

INVESTMENT OBJECTIVE

The fund seeks a high level of current income that is exempt from regular federal income tax, consistent with preservation of capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, credit risk, market volatility and liquidity risk, company risk, active management risk, call risk and current income risk, where falling interest rates can cause the fund’s income to fall as it invests assets at progressively lower rates. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TITIX
Retail Class	TIXRX
Fund net assets	$244.27 million
Number of issues	250
Portfolio turnover rate	11%
Average quality	AA
Option-adjusted duration	5.80 years
Average coupon	5.32%
Average yield to maturity	4.55%
Average maturity	7.70 years

HOLDINGS BY MATURITY

% of portfolio investments

Less than 1 year	1.0
1–3 years	2.6
3–5 years	7.4
5–10 years	68.4
Greater than 10 years	20.6

Total	100.0

HOLDINGS BY CREDIT QUALITY

% of portfolio investments

Aaa/AAA	8.2
Aa/AA	32.8
A/A	27.1
Baa/BBB	26.0
Ba/BB	4.8
Caa/CCC	0.7
Non-rated	0.4

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Tax-Exempt Bond Fund returned 3.58% for the Institutional Class, compared with the 6.23% return of its benchmark, the Barclays Capital 10-Year Municipal Bond Index, and the 0.75% average return of the fund’s peer group, the Morningstar Municipal National Long category. The table below shows returns for all share classes of the fund.

A recovering credit market lifts municipal bond returns

During the six-month period, the Federal Reserve acted decisively to stimulate the nation’s economy and unfreeze the credit market, cutting the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) from 2.00% to essentially 0%. The central bank also guaranteed the purchase of hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

          These measures helped to restore confidence among fixed-income investors, and this had a positive effect on the municipal bond market, which had seen a sharp decline in September 2008: the Barclays Capital 10-Year Municipal Bond Index (formerly the Lehman Brothers 10-Year Municipal Bond Index) fell 3.63%.

          Munis rebounded during the fourth quarter of 2008, returning 2.72%. In the first quarter of 2009, further improvement lifted returns to 3.41%. For the six months, munis significantly outperformed the 4.70% return of the broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Tax-Exempt Bond Fund	6 months	1 year	since inception

Institutional Class (inception: 3/31/2006)	3.58%	0.95%	3.25%
Retail Class (inception: 3/31/2006)	3.55	0.90	3.18
Barclays Capital 10-Year Municipal Bond Index*	6.23	4.65	4.70
Morningstar Municipal National Long†	0.75	–3.25	0.12

Gross annual fund operating expenses: Institutional Class, 0.35% and Retail Class, 0.61%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

64	2009 Semiannual Report ▪ TIAA-CREF Funds

Issuance jumps, and munis find ready buyers

With many state and municipal governments facing revenue shortfalls and the bond markets recovering, the number of new issues increased from $70 billion in the fourth quarter of 2008 to $83 billion in the first quarter of 2009. The renewed appetite for munis helped narrow the spread between their yields and those of Treasuries. At the end of December 2008, 10-year munis yielded about 176% that of 10-year Treasuries; by the end of March 2009, that number was down to 128%.

          For the six months, all sectors of the municipal bond market posted positive results, except industrial revenue/pollution control bonds, which lost 2.1%. Industrial bonds are generally issued by a municipality to finance facilities that are then leased to private corporations; the corporations’ lease payments are used to service the debt.

Several factors lower the fund’s relative performance

For the period, the fund trailed its benchmark for several reasons, including the effects of its overweight positions in Puerto Rican bonds and industrial bonds. Two key industrial bond holdings, CenterPoint Energy and Texas Utilities, suffered credit downgrades, depressing the prices of these bonds. Relative performance was also reduced because the fund maintained a shorter average maturity than that of the index.

          The negative effects of these factors were partly offset by an overweight position in pre-refunded/escrowed-to-maturity bonds, which performed well, boosting relative performance.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception March 31, 2006)

An investment of $10,000 in this fund on March 31, 2006, would be worth $11,005 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Tax-Exempt Bond Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$1,035.80	$1.78
Retail Class	1,000.00	1,035.50	2.08

5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	1.77
Retail Class	1,000.00	1,022.89	2.07

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.35% for the Institutional Class and 0.41% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Semiannual Report	65

INFLATION-LINKED BOND FUND

INVESTMENT OBJECTIVE

The fund seeks a long-term rate of return that outpaces inflation, primarily through investment in inflation-linked bonds.

PRINCIPAL INVESTMENT RISKS

The fund is subject to interest rate risk, active management risk and the risks of inflation-indexed bonds. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TIILX
Retirement Class	TIKRX
Retail Class	TCILX
Fund net assets	$653.01 million
Number of issues	28
Portfolio turnover rate	8%
Average quality	AAA
Option-adjusted duration	7.80 years
Average coupon	2.27%
Average yield to maturity	1.66%
Average maturity	8.97 years

HOLDINGS BY MATURITY

% of portfolio investments

1–3 years	22.9
3–5 years	23.4
5–10 years	35.9
Greater than 10 years	17.8

Total	100.0

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Inflation-Linked Bond Fund returned 1.19% for the Institutional Class, compared with the 1.84% return of its benchmark, the Barclays Capital U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L), and the 0.09% average return of the fund’s peer group, the Morningstar Inflation-Protected Bond category. The table below shows returns for all share classes of the fund.

With inflation subdued, the Fed tackles the slowing economy

During the period, the U.S. economy deteriorated markedly. Gross domestic product, which had contracted by an annual rate of 0.5% in the third quarter of 2008, declined an accelerated 6.3% in the fourth quarter. Preliminary data showed a further drop of 6.1% in the first quarter of 2009. The economy lost 3.5 million jobs during the six months, and unemployment rose to 8.5%.

          Mounting job losses, coupled with declining home values, drove financially strapped consumers to reduce their spending. The increasingly sluggish economy sent oil prices to $52 a barrel at period-end, from $100 a barrel in September 2008. By the end of March 2009, the Consumer Price Index was 0.4% lower than it had been one year earlier—its first twelve-month decline since 1955.

          To jump-start the nation’s economy, the Federal Reserve cut the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) from 2.00% to essentially 0%. To promote the normal flow of credit, the central bank initiated various programs that guaranteed the purchase of hard-to-sell securities and provided inexpensive loans to encourage private investment in them. In addition, the federal government enacted a massive stimulus package that included tax cuts and aid to states and municipalities.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Inflation-Linked Bond Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 10/1/2002)	1.19%	–2.74%	3.86%		5.16%
Retail Class (inception: 10/1/2002)	1.21	–2.83	3.73		5.03
Barclays Capital U.S. Treasury Inflation Protected Securities Index (Series-L)*	1.84	–2.04	4.15		5.44
Morningstar Inflation-Protected Bond†	0.09	–4.82	3.17		4.16

Retirement Class (inception: 3/31/2006)	1.08	–3.02	3.76	‡	5.08	‡

Gross annual fund operating expenses: Institutional Class, 0.33%; Retirement Class, 0.57%; and Retail Class, 0.56%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	For a description of the fund’s benchmark, please see page 4.

†

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

‡

The performance shown for the Retirement Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement Class. If those higher expenses had been reflected, the performance of the Retirement Class shown for these periods would have been lower.

66	2009 Semiannual Report ▪ TIAA-CREF Funds

TIPS shine brightly over the long term

In the fourth quarter of 2008, the Barclays Capital U.S. TIPS Index lost 3.48%, as interest rates declined, oil prices fell, the credit markets remained locked, and many investors moved into cash positions. (The fund’s benchmark, formerly the Lehman Brothers U.S. TIPS Index, changed its name in November 2008.) However, TIPS soared 5.52% in the first quarter of 2009, when oil prices rose somewhat and investors worried that the stimulus legislation could trigger long-term inflation.

          For the six-month period, TIPS lagged the 4.70% advance of the broad bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, but the long-term picture was much different. For the ten years ended March 31, 2009, the 7.32% average annual return of the TIPS index surpassed the 5.70% gain of the Barclays aggregate index.

The fund lags its benchmark but outpaces its peers

The fund underperformed the TIPS index primarily because the fund’s return includes a deduction for expenses, while the benchmark’s return does not. However, the fund topped the average return of similar inflation-linked bond funds by more than a percentage point.

          Throughout the period, the fund’s managers kept the fund’s duration—a measure of its sensitivity to interest-rate changes—close to that of the benchmark. This strategy helped the fund more closely track the performance of its benchmark.

$10,000 INVESTED AT FUND’S INCEPTION

Institutional Class (inception October 1, 2002)

An investment of $10,000 in this fund on October 1, 2002, would be worth $13,863 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the values of the fund’s benchmark and Morningstar peer group during the same period.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Inflation-Linked Bond Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$1,011.90	$1.66
Retirement Class	1,000.00	1,010.80	2.86
Retail Class	1,000.00	1,012.10	2.11

5% annual hypothetical return
Institutional Class	1,000.00	1,023.29	1.66
Retirement Class	1,000.00	1,022.09	2.87
Retail Class	1,000.00	1,022.84	2.12

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.33% for the Institutional Class, 0.57% for the Retirement Class and 0.42% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is scheduled to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

TIAA-CREF Funds ▪ 2009 Semiannual Report	67

MONEY MARKET FUND

INVESTMENT OBJECTIVE

The fund seeks high current income consistent with maintaining liquidity and preserving capital.

PRINCIPAL INVESTMENT RISKS

The fund is subject to current income risk and, to a lesser extent, market risk, company risk, income volatility risk, interest rate risk, prepayment risk and extension risk. An investment in the fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency (not including the fund’s participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds). Although the fund will attempt to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund. For a detailed discussion of risk, please see the prospectus.

FUND PROFILE

Ticker symbols
Institutional Class	TCIXX
Retirement Class	TIEXX
Retail Class	TIRXX
Fund net assets	$1.50 billion

NET ANNUALIZED YIELD

(for the 7 days ended 3/31/2009)*

	Current yield	Effective yield

Money Market Fund
Institutional Class	0.68%	0.69%
Retirement Class	0.43	0.43
Retail Class	0.58	0.58
iMoneyNet Money Fund
Report Averages—All Taxable	0.23	0.23

The current yield more closely reflects current earnings than does the total return.

*	IMoneyNet reports its 7-day yields as of Tuesday of each week.

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The Money Market Fund returned 0.85% for the Institutional Class, compared with the 0.40% return of the iMoneyNet Money Fund Report Averages™—All Taxable, a simple average of over 1,000 taxable money market funds. The table below shows returns for all share classes of the fund.

The Fed expands its efforts to boost the economy and credit market

During the period, the U.S. economy deteriorated markedly. Gross domestic product contracted by an annual rate of 6.3% in the fourth quarter of 2008, and preliminary data showed a further decline of 6.1% in the first quarter of 2009. Unemployment rose to 8.5%. Turmoil in the financial sector hindered the normal flow of credit, the lifeblood of the economy.

          In response, the Federal Reserve cut the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) to essentially 0%. The Fed also initiated programs that guaranteed the purchase of hard-to-sell securities and provided inexpensive loans to encourage private investment in them.

LIBOR falls, then holds steady

As interest rates fell, so did the LIBOR, which had risen sharply in September 2008 following Lehman Brothers’ collapse. (LIBOR, the interest rate that banks charge one another for loans on the London market, is the most widely used benchmark for short-term rates.) As credit conditions eased somewhat in early 2009, the LIBOR held steady. The one-month LIBOR fell during the period from 3.93% to 0.50%; the twelve-month LIBOR declined from 3.96% to 1.97%.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Money Market Fund	6 months	1 year	5 years		since fund inception

Institutional Class (inception: 7/1/1999)	0.85%	2.12%	3.53%		3.47%
iMoneyNet Money Fund Report Averages—All Taxable	0.40	1.36	2.92		2.91	*

Retirement Class (inception: 3/31/2006)	0.72	1.85	3.38	†	3.39	†
Retail Class (inception: 3/31/2006)	0.80	2.03	3.47	†	3.44	†

Gross annual fund operating expenses: Institutional Class, 0.16%; Retirement Class, 0.41%; and Retail Class, 0.46%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	This return and the iMoneyNet performance in the accompanying graph are computed from August 1999.

†

The performance shown for the Retirement and Retail classes that is prior to their inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Retirement and Retail classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

68	2009 Semiannual Report ▪ TIAA-CREF Funds

The fund seeks high yield and low risk

The fund increased its investments in securities with longer maturities to benefit from their higher yields. On March 31, 2009, the fund’s weighted average maturity was 65 days, versus 48 days for the average iMoneyNet fund. To limit risk, the fund more than doubled its holdings in certificates of deposit, maintained its level of investments in U.S. agency securities and slightly reduced its positions in commercial paper. For flexibility in the uncertain market, the fund purchased floating-rate securities issued by U.S. agencies.

          The fund is a participant in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds, which provides a guarantee to the fund’s shareholders, based on the number of fund shares they owned at the close of business on September 19, 2008, if the fund “breaks the buck,” i.e., its net asset value falls below $0.995 and is not immediately restored, and the fund liquidates its holdings. Any increase in owned shares after this date will not be guaranteed.

          If a shareholder closes an account with the fund or applicable intermediary, any future investments will not be guaranteed. If the number of owned shares changes between September 19, 2008, and the date of liquidation, the shares guaranteed will be the number owned at the close of business on September 19 or the current amount, whichever is less. The program expires on September 18, 2009, unless extended by the U.S. Treasury Department. Please see www.treas.gov for more information.

$10,000 INVESTED ON JULY 31, 1999

Institutional Class

An investment of $10,000 in this fund on July 31, 1999, would be worth $13,886 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the change in the value of the average iMoneyNet fund during the same period. The chart above begins on July 31, 1999, rather than the fund’s inception date of July 1, 1999, because the iMoneyNet return is calculated only on a monthly basis.

EXPENSE EXAMPLE

Six months ended March 31, 2009

Money Market Fund	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid* (10/1/08– 3/31/09)

Actual return
Institutional Class	$1,000.00	$1,008.50	$0.75
Retirement Class	1,000.00	1,007.20	2.00
Retail Class	1,000.00	1,008.00	1.25

5% annual hypothetical return
Institutional Class	1,000.00	1,024.18	0.76
Retirement Class	1,000.00	1,022.94	2.02
Retail Class	1,000.00	1,023.68	1.26

*

“Expenses paid” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The fund’s annualized six-month expense ratio for that period was 0.15% for the Institutional Class, 0.40% for the Retirement Class and 0.25% for the Retail Class. The expense charges of one or more of the fund’s share classes reflect a waiver or reimbursement. Please see the prospectus for an explanation, including the date on which this waiver or reimbursement is expected to end. Without any such waiver or reimbursement, the expenses of the affected share classes would have been higher and their performance lower.

For more information about this expense example, please see page 5.

PORTFOLIO COMPOSITION

% of portfolio investments

Commercial paper	55.4
U.S. agency securities	21.3
Certificates of deposit	13.9
Floating-rate securities, U.S. agency	5.6
Banker’s acceptances	2.8
Floating-rate securities, corporate	1.0

Total	100.0

TIAA-CREF Funds ▪ 2009 Semiannual Report	69

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH EQUITY FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOTIVE DEALERS AND SERVICE STATIONS
657	*	Autozone, Inc	$106,841	0.74%

			106,841	0.74

BUILDING MATERIALS AND GARDEN SUPPLIES
13,991		Lowe’s Cos, Inc	255,336	1.76

			255,336	1.76

BUSINESS SERVICES
11,460	*	Adobe Systems, Inc	245,129	1.69
19,335	*	eBay, Inc	242,848	1.67
1,196	*	Google, Inc (Class A)	416,279	2.86
10,546	*	Intuit, Inc	284,742	1.96
20,681		Microsoft Corp	379,910	2.61
15,532		Omnicom Group, Inc	363,449	2.50
12,265	*	Oracle Corp	221,629	1.53
5,539		Visa, Inc (Class A)	307,968	2.12
10,747	*	Yahoo!, Inc	137,669	0.95
		Other	221,497	1.52

			2,821,120	19.41

CHEMICALS AND ALLIED PRODUCTS
6,743		Abbott Laboratories	321,641	2.21
9,101		Avon Products, Inc	175,012	1.20
9,890	*	Gilead Sciences, Inc	458,105	3.15
5,819		Monsanto Co	483,559	3.33
9,168		Schering-Plough Corp	215,906	1.49
10,325		Teva Pharmaceutical Industries Ltd (ADR)	465,141	3.20
		Other	315,812	2.18

			2,435,176	16.76

COMMUNICATIONS
4,702	*	American Tower Corp (Class A)	143,082	0.98
8,532		AT&T, Inc	215,006	1.48
13,960	*	DIRECTV Group, Inc	318,149	2.19

			676,237	4.65

DEPOSITORY INSTITUTIONS
23,078		Western Union Co	290,091	1.99
		Other	28,687	0.20

			318,778	2.19

EATING AND DRINKING PLACES
4,094		McDonald’s Corp	223,410	1.54

			223,410	1.54

EDUCATIONAL SERVICES
5,887*		Apollo Group, Inc (Class A)	461,129	3.17
		Other	21,734	0.15

			482,863	3.32

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
2,842	*	Apple Computer, Inc	298,751	2.06
25,879	*	Cisco Systems, Inc	433,991	2.99
1,890	*	First Solar, Inc	250,803	1.73
24,130		Intel Corp	363,157	2.50
11,892		Qualcomm, Inc	462,717	3.17
		Other	90,561	0.62

			1,899,980	13.07

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
2,770	*	Celgene Corp	$122,988	0.85%
4,263	*	Jacobs Engineering Group, Inc	164,807	1.13
		Other	40,795	0.28

			328,590	2.26

FOOD AND KINDRED PRODUCTS
5,726		Coca-Cola Co	251,658	1.73
8,869		General Mills, Inc	442,385	3.05

			694,043	4.78

FURNITURE AND HOME FURNISHINGS STORES
9,225	*	Bed Bath & Beyond, Inc	228,318	1.57
4,937		Best Buy Co, Inc	187,409	1.29

			415,727	2.86

GENERAL BUILDING CONTRACTORS			88,117	0.61

GENERAL MERCHANDISE STORES
4,624		Costco Wholesale Corp	214,184	1.47

			214,184	1.47

INDUSTRIAL MACHINERY AND EQUIPMENT
13,241		Hewlett-Packard Co	424,506	2.92
		Other	0	0.00

			424,506	2.92

INSTRUMENTS AND RELATED PRODUCTS
1,605		Alcon, Inc	145,911	1.00
3,653		Baxter International, Inc	187,106	1.28
7,146	*	Flir Systems, Inc	146,350	1.01
3,471		Roper Industries, Inc	147,344	1.01
		Other	125,298	0.87

			752,009	5.17

INSURANCE CARRIERS
6,752		Prudential Financial, Inc	128,423	0.88
		Other	50,297	0.35

			178,720	1.23

LEATHER AND LEATHER PRODUCTS
9,160	*	Coach, Inc	152,972	1.05

			152,972	1.05

METAL MINING			28,400	0.20

MISCELLANEOUS RETAIL
1,679	*	Amazon.com, Inc	123,306	0.85
11,775		CVS Corp	323,695	2.23

			447,001	3.08

OIL AND GAS EXTRACTION
3,222		Occidental Petroleum Corp	179,304	1.23
9,530		Schlumberger Ltd	387,109	2.67
4,290		XTO Energy, Inc	131,360	0.90

			697,773	4.80

PETROLEUM AND COAL PRODUCTS			26,297	0.18

PRINTING AND PUBLISHING
1,995		Dun & Bradstreet Corp	153,615	1.06

			153,615	1.06

70	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH EQUITY FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
2,684	Goldman Sachs Group, Inc	$284,558	1.96%
	Other	165,660	1.14

		450,218	3.10

TOBACCO PRODUCTS		40,872	0.28

TRANSPORTATION EQUIPMENT
1,773	Lockheed Martin Corp	122,390	0.84

		122,390	0.84

	TOTAL COMMON STOCKS (Cost $19,831,125)	14,435,175	99.33

	TOTAL PORTFOLIO (Cost $19,831,125)	14,435,175	99.33
	OTHER ASSET & LIABILITIES, NET	96,711	0.67

	NET ASSETS	$14,531,886	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	71

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

GROWTH & INCOME FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$5,949,951	0.68%

APPAREL AND ACCESSORY STORES			3,315,976	0.38

APPAREL AND OTHER TEXTILE PRODUCTS			9,187,024	1.05

BUILDING MATERIALS AND GARDEN SUPPLIES
259,306		Home Depot, Inc	6,109,249	0.70

			6,109,249	0.70

BUSINESS SERVICES
18,670	*	Google, Inc (Class A)	6,498,280	0.74
767,964		Microsoft Corp	14,107,498	1.61
522,495	*	Oracle Corp	9,441,485	1.08
504,643	*	Yahoo!, Inc	6,464,477	0.74
		Other	30,838,566	3.52

			67,350,306	7.69

CHEMICALS AND ALLIED PRODUCTS
329,343		Abbott Laboratories	15,709,661	1.78
128,193		Clorox Co	6,599,376	0.75
119,731		Colgate-Palmolive Co	7,061,734	0.81
269,899	*	Gilead Sciences, Inc	12,501,722	1.43
296,017		Johnson & Johnson	15,570,494	1.78
132,722		Monsanto Co	11,029,198	1.26
503,098	*	Mylan Laboratories, Inc	6,746,544	0.77
761,438		Pfizer, Inc	10,370,786	1.18
308,932		Procter & Gamble Co	14,547,608	1.66
493,051		Schering-Plough Corp	11,611,351	1.33
303,821		Wyeth	13,076,456	1.49
		Other	31,060,498	3.56

			155,885,428	17.80

COMMUNICATIONS
744,317		AT&T, Inc	18,756,788	2.14
335,456	*	DIRECTV Group, Inc	7,645,042	0.87
337,720		Verizon Communications, Inc	10,199,144	1.17
		Other	11,972,006	1.37

			48,572,980	5.55

DEPOSITORY INSTITUTIONS
566,425		JPMorgan Chase & Co	15,055,577	1.72
137,371		Northern Trust Corp	8,217,533	0.94
		Other	22,221,123	2.54

			45,494,233	5.20

EATING AND DRINKING PLACES
212,223		Darden Restaurants, Inc	7,270,760	0.83
147,582		McDonald’s Corp	8,053,550	0.93
		Other	3,464,270	0.39

			18,788,580	2.15

EDUCATIONAL SERVICES			4,193,397	0.48

ELECTRIC, GAS, AND SANITARY SERVICES
151,815		PG&E Corp	5,802,369	0.66
391,556		Xcel Energy, Inc	7,294,688	0.84
		Other	19,099,254	2.18

			32,196,311	3.68

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
91,094	*	Apple Computer, Inc	$9,575,801	1.09%
864,454	*	Cisco Systems, Inc	14,496,893	1.67
1,172,978		General Electric Co	11,858,808	1.35
730,593		Intel Corp	10,995,425	1.26
319,477		Qualcomm, Inc	12,430,850	1.42
		Other	9,962,556	1.13

			69,320,333	7.92

ENGINEERING AND MANAGEMENT SERVICES			9,642,901	1.10

FABRICATED METAL PRODUCTS			2,045,236	0.23

FOOD AND KINDRED PRODUCTS
251,706		Coca-Cola Co	11,062,479	1.25
131,481		General Mills, Inc	6,558,272	0.75
136,255		PepsiCo, Inc	7,014,407	0.80
		Other	9,632,692	1.11

			34,267,850	3.91

FOOD STORES			2,933,555	0.34

FURNITURE AND HOME FURNISHINGS STORES			2,276,195	0.26

GENERAL BUILDING CONTRACTORS			5,296,828	0.61

GENERAL MERCHANDISE STORES
357,824		Wal-Mart Stores, Inc	18,642,630	2.13
		Other	9,383,686	1.07

			28,026,316	3.20

HEALTH SERVICES
236,473	*	Medco Health Solutions, Inc	9,775,794	1.12
		Other	7,353,851	0.84

			17,129,645	1.96

HOLDING AND OTHER INVESTMENT OFFICES			701,201	0.08

INDUSTRIAL MACHINERY AND EQUIPMENT
462,978		Hewlett-Packard Co	14,843,074	1.69
152,529		International Business Machines Corp	14,778,535	1.69
		Other	16,030,471	1.84

			45,652,080	5.22

INSTRUMENTS AND RELATED PRODUCTS			22,225,922	2.54

INSURANCE AGENTS, BROKERS AND SERVICE			2,661,668	0.30

INSURANCE CARRIERS
169,613		ACE Ltd	6,852,366	0.77
		Other	13,762,108	1.58

			20,614,474	2.35

LEGAL SERVICES
132,649	*	FTI Consulting, Inc	6,563,473	0.75

			6,563,473	0.75

METAL MINING			12,575,264	1.44

MISCELLANEOUS MANUFACTURING INDUSTRIES			4,692,737	0.54

MISCELLANEOUS RETAIL
302,484		CVS Corp	8,315,285	0.95

			8,315,285	0.95

72	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

GROWTH & INCOME FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

MOTION PICTURES		$6,056,361	0.69%

NONDEPOSITORY INSTITUTIONS		1,306,287	0.15

OIL AND GAS EXTRACTION
206,217	Anadarko Petroleum Corp	8,019,780	0.92
564,518	Halliburton Co	8,733,094	0.99
	Other	23,515,549	2.69

		40,268,423	4.60

PETROLEUM AND COAL PRODUCTS
257,788	Chevron Corp	17,333,665	1.98
606,389	Exxon Mobil Corp	41,295,091	4.72
	Other	4,547,326	0.52

		63,176,082	7.22

RAILROAD TRANSPORTATION		4,063,436	0.46

SECURITY AND COMMODITY BROKERS
70,821	Goldman Sachs Group, Inc	7,508,442	0.85
	Other	16,140,326	1.85

		23,648,768	2.70

TOBACCO PRODUCTS
98,425	Lorillard, Inc	6,076,759	0.69
164,593	Philip Morris International, Inc	5,856,219	0.67

		11,932,978	1.36

TRANSPORTATION BY AIR		1,466,536	0.17

TRANSPORTATION EQUIPMENT
157,036	Goodrich Corp	5,950,094	0.68
256,601	Honeywell International, Inc	7,148,904	0.82
139,398	Northrop Grumman Corp	6,083,329	0.69

		19,182,327	2.19

	TOTAL COMMON STOCKS (Cost $1,010,472,332)	863,085,596	98.60

	TOTAL PORTFOLIO (Cost $1,010,472,332)	863,085,596	98.60
	OTHER ASSET & LIABILITIES, NET	12,268,456	1.40

	NET ASSETS	$875,354,052	100.00%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	73

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
21,400		Nintendo Co Ltd	$6,150,730	0.46%

			6,150,730	0.46

AUTO REPAIR, SERVICES AND PARKING
863,400		Standard Chartered plc	10,734,630	0.80

			10,734,630	0.80

BUSINESS SERVICES
1,372,668		Adecco S.A.	42,905,673	3.21
1,695,393	*	Autonomy Corp plc	31,745,880	2.37
4,286,704		WPP plc	24,157,176	1.80
		Other	1,067,459	0.08

			99,876,188	7.46

CHEMICALS AND ALLIED PRODUCTS
1,795,024		Lanxess AG.	30,597,867	2.28
1,178,232		Reckitt Benckiser Group plc	44,276,450	3.32
		Other	19,497,924	1.45

			94,372,241	7.05

COMMUNICATIONS
14,838,587		BT Group plc	16,649,676	1.25
250,000		Nippon Telegraph & Telephone Corp	9,420,619	0.70
		Other	5,694,675	0.42

			31,764,970	2.37

DEPOSITORY INSTITUTIONS
683,900		HDFC Bank Ltd	13,121,282	0.98
1,815,345		HSBC Holdings plc	10,288,753	0.77
216,678		Julius Baer Holding AG.	5,329,864	0.40
1,988,900		Mitsubishi UFJ Financial Group, Inc	9,564,241	0.71
158,600		Sumitomo Mitsui Financial Group, Inc	5,463,717	0.41
3,405,233	*	UBS A.G.	32,009,129	2.40
		Other	4,259,190	0.31

			80,036,176	5.98

EDUCATIONAL SERVICES			3,803,405	0.28

ELECTRIC, GAS, AND SANITARY SERVICES
269,900		Tokyo Electric Power Co, Inc	6,707,623	0.49
		Other	21,859,423	1.64

			28,567,046	2.13

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
17,777,950		Hon Hai Precision Industry Co, Ltd	40,209,033	2.99
678,000		Hosiden Corp	6,637,187	0.50
1,871,024		Nokia Oyj	22,074,281	1.65
49,591		Samsung Electronics Co Ltd	20,363,411	1.52
2,924,514		Smiths Group plc	28,072,837	2.10
2,661,700		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	23,822,215	1.78
		Other	6,173,542	0.47

			147,352,506	11.01

ENGINEERING AND MANAGEMENT SERVICES			4,947,334	0.37

FOOD AND KINDRED PRODUCTS
664,462		Groupe Danone	32,363,602	2.42
308,000		Toyo Suisan Kaisha Ltd	6,300,955	0.47
		Other	551,259	0.04

			39,215,816	2.93

Shares	Company	Value	% of net assets

FOOD STORES		$4,975,299	0.37%

GENERAL BUILDING CONTRACTORS
273,351	Vinci S.A.	10,152,533	0.76

		10,152,533	0.76

HOLDING AND OTHER INVESTMENT OFFICES
187,897	Bellevue Group AG.	6,041,491	0.46
5,492,615	iShares MSCI Japan Index Fund	43,446,584	3.25
	Other	6,571,623	0.48

		56,059,698	4.19

HOTELS AND OTHER LODGING PLACES
468,764	Accor S.A.	16,326,698	1.22

		16,326,698	1.22

INDUSTRIAL MACHINERY AND EQUIPMENT
2,299,812	ASML Holding NV	40,791,328	3.04
514,225	Krones AG.	16,383,120	1.22
188,774	Rheinmetall AG.	6,423,119	0.48
	Other	6,871,416	0.52

		70,468,983	5.26

INSTRUMENTS AND RELATED PRODUCTS
414,134	Phonak Holding AG.	25,030,676	1.86
137,000	Terumo Corp	5,024,095	0.38

		30,054,771	2.24

METAL MINING
614,070	Anglo American plc	10,449,826	0.78
889,982	Rio Tinto plc	30,009,279	2.24
	Other	4,390,093	0.33

		44,849,198	3.35

NONDEPOSITORY INSTITUTIONS		836,687	0.06

OIL AND GAS EXTRACTION
2,577,447	BG Group plc	39,016,534	2.91

		39,016,534	2.91

PAPER AND ALLIED PRODUCTS		1,014,295	0.08

PETROLEUM AND COAL PRODUCTS
7,558,261	BP plc	51,134,035	3.82
	Other	3,283,310	0.24

		54,417,345	4.06

PRIMARY METAL INDUSTRIES		147,275	0.01

RAILROAD TRANSPORTATION
1,234	Central Japan Railway Co	6,906,461	0.51
97,400	East Japan Railway Co	5,047,856	0.38
	Other	8,066,781	0.60

		20,021,098	1.49

REAL ESTATE		60	0.00	**

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
1,619,697	Bayer AG.	77,469,458	5.79
4,184,942	SSL International plc	26,961,389	2.01
	Other	3,213,214	0.24

		107,644,061	8.04

74	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
1,455,122	Credit Suisse Group	$44,306,886	3.31%
1,221,057	Deutsche Boerse AG.	73,619,806	5.50
3,186,900	Hong Kong Exchanges and Clearing Ltd	30,098,454	2.25

		148,025,146	11.06

STONE, CLAY, AND GLASS PRODUCTS
4,589,000	Nippon Sheet Glass Co Ltd	11,219,255	0.84

		11,219,255	0.84

TRANSPORTATION EQUIPMENT
8,982,051	BAE Systems plc	43,110,009	3.21
312,500	Honda Motor Co Ltd	7,308,557	0.55
322,000	Toyota Motor Corp	10,149,417	0.76
	Other	885,553	0.07

		61,453,536	4.59

TRUCKING AND WAREHOUSING
2,069,139	Deutsche Post AG.	22,294,861	1.66

		22,294,861	1.66

WATER TRANSPORTATION		971,864	0.07

WHOLESALE TRADE-DURABLE GOODS		9,080,641	0.68

WHOLESALE TRADE-NONDURABLE GOODS
10,959,693	Foster’s Group Ltd	38,561,354	2.88

		38,561,354	2.88

	TOTAL COMMON STOCKS (Cost $2,010,643,270)	1,294,412,234	96.66

RIGHTS/WARRANTS

DEPOSITORY INSTITUTIONS		1,530,288	0.11

	TOTAL RIGHTS/WARRANTS (Cost $0)	1,530,288	0.11

	TOTAL PORTFOLIO (Cost $2,010,643,270)	1,295,942,522	96.77
	OTHER ASSET & LIABILITIES, NET	43,301,654	3.23

	NET ASSETS	$1,339,244,176	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt
plc - Public Limited Company

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	75

SUMMARY OF MARKET VALUES BY COUNTRY

INTERNATIONAL EQUITY FUND ▪ MARCH 31, 2009

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$44,198,213	3.40%

TOTAL DOMESTIC	44,198,213	3.40

FOREIGN

AUSTRALIA	43,306,890	3.35
FINLAND	22,074,281	1.70
FRANCE	59,974,662	4.62
GERMANY	226,788,231	17.51
HONG KONG	30,098,454	2.32
INDIA	13,121,282	1.01
JAPAN	193,408,931	14.93
KOREA, REPUBLIC OF	20,363,411	1.57
NETHERLANDS	43,775,754	3.37
SINGAPORE	510,775	0.04
SWITZERLAND	160,571,053	12.39
TAIWAN	64,031,248	4.95
UNITED KINGDOM	373,719,337	28.84

TOTAL FOREIGN	1,251,744,309	96.60

TOTAL PORTFOLIO	$1,295,942,522	100.00%

76	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AUTOMOTIVE DEALERS AND SERVICE STATIONS			$3,475,677	0.73%

BUILDING MATERIALS AND GARDEN SUPPLIES
455,441		Lowe’s Cos, Inc	8,311,798	1.74

			8,311,798	1.74

BUSINESS SERVICES
376,210	*	Adobe Systems, Inc	8,047,132	1.69
630,883	*	eBay, Inc	7,923,890	1.66
39,250	*	Google, Inc (Class A)	13,661,355	2.87
43,427	*	Intuit, Inc	9,272,529	1.94
661,706		Microsoft Corp	12,155,539	2.55
502,907		Omnicom Group, Inc	11,768,024	2.47
397,420	*	Oracle Corp	7,181,379	1.51
182,343		Visa, Inc (Class A)	10,138,271	2.13
350,328	*	Yahoo!, Inc	4,487,702	0.94
		Other	7,214,977	1.51

			91,850,798	19.27

CHEMICALS AND ALLIED PRODUCTS
220,017		Abbott Laboratories	10,494,811	2.20
294,669		Avon Products, Inc	5,666,485	1.19
319,476	*	Gilead Sciences, Inc	14,798,128	3.10
191,403		Monsanto Co	15,905,589	3.34
298,614		Schering-Plough Corp	7,032,360	1.47
339,647		Teva Pharmaceutical Industries Ltd (ADR)	15,301,097	3.21
		Other	12,042,662	2.52

			81,241,132	17.03

COMMUNICATIONS
154,525	*	American Tower Corp (Class A)	4,702,196	0.99
271,793		AT&T, Inc	6,849,184	1.44
458,408	*	DIRECTV Group, Inc	10,447,118	2.18

			21,998,498	4.61

DEPOSITORY INSTITUTIONS
751,731		Western Union Co	9,449,258	1.98
		Other	934,990	0.20

			10,384,248	2.18

EATING AND DRINKING PLACES
133,340		McDonald’s Corp	7,276,364	1.53

			7,276,364	1.53

EDUCATIONAL SERVICES
199,851	*	Apollo Group, Inc (Class A)	15,654,329	3.28
		Other	711,400	0.15

			16,365,729	3.43

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
92,089	*	Apple Computer, Inc	9,680,396	2.03
850,241	*	Cisco Systems, Inc	14,258,542	2.99
61,275	*	First Solar, Inc	8,131,193	1.70
793,497		Intel Corp	11,942,130	2.50
390,686		Qualcomm, Inc	15,201,591	3.19
		Other	2,872,552	0.61

			62,086,404	13.02

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
90,930	*	Celgene Corp	$4,037,292	0.85%
140,047	*	Jacobs Engineering Group, Inc	5,414,217	1.13
		Other	1,328,562	0.28

			10,780,071	2.26

FOOD AND KINDRED PRODUCTS
182,225		Coca-Cola Co	8,008,789	1.68
288,849		General Mills, Inc	14,407,788	3.02

			22,416,577	4.70

FURNITURE AND HOME FURNISHINGS STORES
303,279	*	Bed Bath & Beyond, Inc	7,506,155	1.57
162,133		Best Buy Co, Inc	6,154,569	1.29

			13,660,724	2.86

GENERAL BUILDING CONTRACTORS			2,871,058	0.60

GENERAL MERCHANDISE STORES
148,205		Costco Wholesale Corp	6,864,856	1.44

			6,864,856	1.44

HOLDING AND OTHER INVESTMENT OFFICES
132,275		iShares Russell 1000 Growth Index Fund	4,638,884	0.97

			4,638,884	0.97

INDUSTRIAL MACHINERY AND EQUIPMENT
431,344		Hewlett-Packard Co	13,828,889	2.90
		Other	0	0.00

			13,828,889	2.90

INSTRUMENTS AND RELATED PRODUCTS
47,196		Alcon, Inc	4,290,588	0.90
116,319		Baxter International, Inc	5,957,860	1.26
218,676	*	Flir Systems, Inc	4,478,484	0.94
113,952		Roper Industries, Inc	4,837,262	1.01
		Other	4,073,178	0.85

			23,637,372	4.96

INSURANCE CARRIERS			4,402,405	0.92

LEATHER AND LEATHER PRODUCTS
298,162	*	Coach, Inc	4,979,305	1.04

			4,979,305	1.04

METAL MINING			929,773	0.19

MISCELLANEOUS RETAIL
53,425	*	Amazon.com, Inc	3,923,532	0.82
380,373		CVS Corp	10,456,454	2.19

			14,379,986	3.01

OIL AND GAS EXTRACTION
105,021		Occidental Petroleum Corp	5,844,419	1.23
310,294		Schlumberger Ltd	12,604,142	2.64
140,832		XTO Energy, Inc	4,312,276	0.90

			22,760,837	4.77

PETROLEUM AND COAL PRODUCTS			856,817	0.18

PRINTING AND PUBLISHING
65,806		Dun & Bradstreet Corp	5,067,062	1.06

			5,067,062	1.06

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	77

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
171,087	Ameriprise Financial, Inc	$3,505,573	0.73%
87,388	Goldman Sachs Group, Inc	9,264,875	1.95
	Other	1,922,335	0.40

		14,692,783	3.08

TOBACCO PRODUCTS		1,333,337	0.28

TRANSPORTATION EQUIPMENT
58,194	Lockheed Martin Corp	4,017,132	0.84

		4,017,132	0.84

	TOTAL COMMON STOCKS (Cost $534,767,716)	475,108,516	99.60

	TOTAL PORTFOLIO (Cost $534,767,716)	475,108,516	99.60
	OTHER ASSET & LIABILITIES, NET	1,888,546	0.40

	NET ASSETS	$476,997,062	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

78	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
197,435	*	Penn National Gaming, Inc	$4,768,055	0.76%
		Other	2,119,962	0.34

			6,888,017	1.10

APPAREL AND ACCESSORY STORES			3,092,850	0.49

APPAREL AND OTHER TEXTILE PRODUCTS
91,734		VF Corp	5,238,929	0.84
		Other	9,638	0.00	**

			5,248,567	0.84

BUILDING MATERIALS AND GARDEN SUPPLIES
269,318		Home Depot, Inc	6,345,132	1.01
		Other	3,075,326	0.49

			9,420,458	1.50

BUSINESS SERVICES			5,968,473	0.95

CHEMICALS AND ALLIED PRODUCTS
175,137		Alberto-Culver Co	3,959,848	0.63
128,796	*	Amgen, Inc	6,377,978	1.02
104,333		Clorox Co	5,371,063	0.86
190,948		Johnson & Johnson	10,043,865	1.60
293,813	*	Mylan Laboratories, Inc	3,940,032	0.63
1,224,281		Pfizer, Inc	16,674,708	2.65
231,661		Procter & Gamble Co	10,908,916	1.74
231,101		Schering-Plough Corp	5,442,429	0.87
180,926		Teva Pharmaceutical Industries Ltd (ADR)	8,150,716	1.30
333,093		Wyeth	14,336,324	2.28
		Other	17,444,374	2.79

			102,650,253	16.37

COMMUNICATIONS
953,424		AT&T, Inc	24,026,286	3.83
513,577		Comcast Corp (Class A)	7,005,190	1.12
348,276		Verizon Communications, Inc	10,517,935	1.68
		Other	2,725,035	0.43

			44,274,446	7.06

DEPOSITORY INSTITUTIONS
721,804		Bank of America Corp	4,922,703	0.79
183,393		Bank of New York Mellon Corp	5,180,852	0.83
371,736		First Horizon National Corp	3,992,441	0.64
603,934		JPMorgan Chase & Co	16,052,566	2.57
555,272		TCF Financial Corp	6,529,999	1.04
487,017	*	UBS AG.	4,592,570	0.73
596,088		Wells Fargo & Co	8,488,293	1.35
		Other	11,540,007	1.83

			61,299,431	9.78

EATING AND DRINKING PLACES			8,525,165	1.36

ELECTRIC, GAS, AND SANITARY SERVICES
261,920		Constellation Energy Group, Inc	5,411,267	0.86
82,049		Exelon Corp	3,724,204	0.59
326,643		Republic Services, Inc	5,601,927	0.90
		Other	26,265,036	4.19

			41,002,434	6.54

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
1,606,295		General Electric Co	$16,239,642	2.59%
		Other	11,145,465	1.78

			27,385,107	4.37

ENGINEERING AND MANAGEMENT SERVICES			5,357,673	0.85

FOOD AND KINDRED PRODUCTS
365,600	*	Constellation Brands, Inc (Class A)	4,350,640	0.69
148,618		General Mills, Inc	7,413,065	1.19
		Other	7,462,445	1.19

			19,226,150	3.07

FORESTRY			2,342,171	0.37

FURNITURE AND FIXTURES			2,593,968	0.41

FURNITURE AND HOME FURNISHINGS STORES			1,756,143	0.28

GENERAL BUILDING CONTRACTORS
15,019	*	NVR, Inc	6,424,377	1.02

			6,424,377	1.02

GENERAL MERCHANDISE STORES
196,036		Target Corp	6,741,678	1.08
		Other	3,576,456	0.57

			10,318,134	1.65

HEALTH SERVICES			5,402,256	0.86

HEAVY CONSTRUCTION, EXCEPT BUILDING			314	0.00	**

HOLDING AND OTHER INVESTMENT OFFICES			4,136,400	0.66

INDUSTRIAL MACHINERY AND EQUIPMENT
1,369,715	*	Brocade Communications Systems, Inc	4,725,517	0.75
151,833		Hewlett-Packard Co	4,867,766	0.78
		Other	7,835,891	1.25

			17,429,174	2.78

INSTRUMENTS AND RELATED PRODUCTS
576,159	*	Boston Scientific Corp	4,580,464	0.74
		Other	7,337,346	1.16

			11,917,810	1.90

INSURANCE CARRIERS
226,841		Metlife, Inc	5,165,170	0.82
64,258		PartnerRe Ltd	3,988,494	0.64
202,161		Prudential Financial, Inc	3,845,102	0.61
150,801		Travelers Cos, Inc	6,128,554	0.97
936,024		XL Capital Ltd (Class A)	5,110,691	0.82
		Other	20,922,431	3.34

			45,160,442	7.20

METAL MINING
41,248		Rio Tinto plc (ADR)	5,529,707	0.88
		Other	1,735,453	0.28

			7,265,160	1.16

MISCELLANEOUS RETAIL
241,015		CVS Corp	6,625,502	1.06

			6,625,502	1.06

MOTION PICTURES			2,603,428	0.42

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	79

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

NONDEPOSITORY INSTITUTIONS		$7,110,126	1.13%

OIL AND GAS EXTRACTION
151,556	XTO Energy, Inc	4,640,644	0.75
	Other	20,561,694	3.27

		25,202,338	4.02

PAPER AND ALLIED PRODUCTS
201,049	Sonoco Products Co	4,218,008	0.67
	Other	1,628,472	0.26

		5,846,480	0.93

PETROLEUM AND COAL PRODUCTS
346,699	Chevron Corp	23,312,041	3.72
121,000	ConocoPhillips	4,738,360	0.76
476,593	Exxon Mobil Corp	32,455,983	5.17
241,985	Marathon Oil Corp	6,361,786	1.01
	Other	2,324,517	0.37

		69,192,687	11.03

PIPELINES, EXCEPT NATURAL GAS		144,030	0.02

PRINTING AND PUBLISHING		1,441,440	0.23

RAILROAD TRANSPORTATION		815,231	0.13

REAL ESTATE		1,980,849	0.32

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		807,727	0.13

SECURITY AND COMMODITY BROKERS
79,269	Goldman Sachs Group, Inc	8,404,099	1.33
315,568	Legg Mason, Inc	5,017,531	0.80
814,100	Nomura Holdings, Inc	4,071,117	0.65
	Other	5,550,342	0.89

		23,043,089	3.67

Shares	Company	Value	% of net assets

	TOBACCO PRODUCTS	$3,360,261	0.54%

	TRANSPORTATION BY AIR	3,839,286	0.61

	TRANSPORTATION EQUIPMENT	8,827,432	1.41

	TRANSPORTATION SERVICES	2,861,535	0.46

	WATER TRANSPORTATION	956,226	0.15

	WHOLESALE TRADE-DURABLE GOODS	3,599,210	0.57

	WHOLESALE TRADE-NONDURABLE GOODS	5,496,017	0.88

	TOTAL COMMON STOCKS
	(Cost $918,710,019)	628,838,267	100.28

	TOTAL PORTFOLIO
	(Cost $918,710,019)	628,838,267	100.28
	OTHER ASSET & LIABILITIES, NET	(1,763,665)	(0.28)

	NET ASSETS	$627,074,602	100.00%

The following abbreviations are used in portfolio description:

ADR	-	American Depositary Receipt
plc	-	Public Limited Company

*		Non-income producing.

**		Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

80	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP GROWTH FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$2,232,736	0.61%

APPAREL AND ACCESSORY STORES
73,350	*	Kohl’s Corp	3,104,172	0.85
		Other	3,577,188	0.98

			6,681,360	1.83

APPAREL AND OTHER TEXTILE PRODUCTS			3,978,397	1.09

AUTOMOTIVE DEALERS AND SERVICE STATIONS			5,931,066	1.62

BUSINESS SERVICES
358,587	*	Activision Blizzard, Inc	3,750,821	1.03
159,425	*	Amdocs Ltd	2,952,551	0.81
185,890	*	Autonomy Corp plc	3,480,751	0.95
78,967	*	CACI International, Inc (Class A)	2,881,506	0.79
143,787	*	Cognizant Technology Solutions Corp (Class A)	2,989,332	0.82
320,646	*	Nuance Communications, Inc	3,482,216	0.95
93,419	*	Salesforce.com, Inc	3,057,604	0.84
121,143	*	Sybase, Inc	3,669,421	1.00
		Other	23,897,959	6.52

			50,162,161	13.71

CHEMICALS AND ALLIED PRODUCTS
181,145		Avon Products, Inc	3,483,418	0.95
71,204	*	Cephalon, Inc	4,848,993	1.33
110,311		Ecolab, Inc	3,831,102	1.05
138,646		Perrigo Co	3,442,580	0.94
		Other	12,804,966	3.50

			28,411,059	7.77

COAL MINING			5,244,520	1.43

COMMUNICATIONS
100,249	*	American Tower Corp (Class A)	3,050,578	0.83
		Other	8,189,782	2.24

			11,240,360	3.07

DEPOSITORY INSTITUTIONS
50,964		Northern Trust Corp	3,048,666	0.83

			3,048,666	0.83

EATING AND DRINKING PLACES
210,135		Yum! Brands, Inc	5,774,509	1.57
		Other	2,496,472	0.69

			8,270,981	2.26

EDUCATIONAL SERVICES
48,072	*	Apollo Group, Inc (Class A)	3,765,480	1.03

			3,765,480	1.03

ELECTRIC, GAS, AND SANITARY SERVICES
221,557	*	Covanta Holding Corp	2,900,181	0.79
124,297		PPL Corp	3,568,567	0.98
89,954	*	Stericycle, Inc	4,293,505	1.17
		Other	2,603,191	0.72

			13,365,444	3.66

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
221,327	*	Broadcom Corp (Class A)	$4,422,112	1.22%
133,262		Harris Corp	3,856,602	1.05
61,251		L-3 Communications Holdings, Inc	4,152,818	1.14
		Other	15,836,478	4.32

			28,268,010	7.73

ENGINEERING AND MANAGEMENT SERVICES
181,672	*	VCA Antech, Inc	4,096,705	1.12
		Other	12,697,304	3.47

			16,794,009	4.59

FOOD AND KINDRED PRODUCTS
104,652		McCormick & Co, Inc	3,094,560	0.84
		Other	5,841,273	1.60

			8,935,833	2.44

FURNITURE AND HOME FURNISHINGS STORES
120,431	*	GameStop Corp (Class A)	3,374,477	0.92

			3,374,477	0.92

GENERAL BUILDING CONTRACTORS			3,536,025	0.97

GENERAL MERCHANDISE STORES
146,652	*	Big Lots, Inc	3,047,429	0.83
165,471		TJX Cos, Inc	4,242,676	1.16

			7,290,105	1.99

HEALTH SERVICES
76,730	*	DaVita, Inc	3,372,284	0.92
74,531	*	Express Scripts, Inc	3,441,096	0.94
74,818		Quest Diagnostics, Inc	3,552,358	0.97
		Other	2,485,371	0.68

			12,851,109	3.51

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,892,399	0.79

HOLDING AND OTHER INVESTMENT OFFICES
329,510		iShares Russell Midcap Growth Index Fund	9,918,251	2.72
468,271	*	Liberty Acquisition Holdings Corp	4,111,419	1.12
		Other	2,261,108	0.62

			16,290,778	4.46

HOTELS AND OTHER LODGING PLACES			1,084,373	0.30

INDUSTRIAL MACHINERY AND EQUIPMENT
101,187		ITT Industries, Inc	3,892,664	1.07
		Other	5,056,728	1.38

			8,949,392	2.45

INSTRUMENTS AND RELATED PRODUCTS
71,917		Allergan, Inc	3,434,756	0.94
72,987	*	Itron, Inc	3,455,934	0.95
93,837		Rockwell Collins, Inc	3,062,840	0.84
165,453	*	St. Jude Medical, Inc	6,010,908	1.64
		Other	10,388,193	2.84

			26,352,631	7.21

JUSTICE, PUBLIC ORDER AND SAFETY
284,557	*	Corrections Corp of America	3,645,175	1.00

			3,645,175	1.00

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	81

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP GROWTH FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

LEATHER AND LEATHER PRODUCTS
173,442	*	Coach, Inc	$2,896,481	0.79%

			2,896,481	0.79

LEGAL SERVICES
102,377	*	FTI Consulting, Inc	5,065,614	1.39

			5,065,614	1.39

METAL MINING			4,525,162	1.24

MISCELLANEOUS MANUFACTURING INDUSTRIES			752,652	0.21

MISCELLANEOUS RETAIL			1,995,916	0.55

MOTION PICTURES			2,250,266	0.62

NONDEPOSITORY INSTITUTIONS			244,571	0.07

OIL AND GAS EXTRACTION
307,836	*	Denbury Resources, Inc	4,574,443	1.25
108,438		Equitable Resources, Inc	3,397,363	0.93
75,736		Range Resources Corp	3,117,294	0.85
204,395	*	Southwestern Energy Co	6,068,488	1.65
		Other	8,011,819	2.20

			25,169,407	6.88

PRIMARY METAL INDUSTRIES
93,398		Precision Castparts Corp	5,594,540	1.53
		Other	1,687,648	0.46

			7,282,188	1.99

REAL ESTATE			500,825	0.14

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			923,369	0.25

SECURITY AND COMMODITY BROKERS
104,577		Lazard Ltd (Class A)	3,074,564	0.85
		Other	3,214,090	0.87

			6,288,654	1.72

Shares		Company	Value	% of net assets

SPECIAL TRADE CONTRACTORS
245,622	*	Quanta Services, Inc	$5,268,592	1.44%

			5,268,592	1.44

STONE, CLAY, AND GLASS PRODUCTS
295,016		Gentex Corp	2,938,359	0.80

			2,938,359	0.80

TOBACCO PRODUCTS			2,809,232	0.77

TRANSPORTATION BY AIR			238,566	0.07

TRANSPORTATION EQUIPMENT			434,312	0.12

WHOLESALE TRADE-DURABLE GOODS
329,631	*	LKQ Corp	4,703,834	1.29
		Other	1,926,516	0.52

			6,630,350	1.81

WHOLESALE TRADE-NONDURABLE GOODS			3,988,905	1.09

		TOTAL COMMON STOCKS
		(Cost $513,598,005)	362,799,967	99.22

		TOTAL PORTFOLIO
		(Cost $513,598,005)	362,799,967	99.22
		OTHER ASSET & LIABILITIES, NET	2,856,104	0.78

		NET ASSETS	$365,656,071	100.00%

The following abbreviations are used in portfolio description:

plc -	Public Limited Company

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

82	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP VALUE FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$4,912,150	0.63%

APPAREL AND ACCESSORY STORES
369,432		Gap, Inc	4,798,922	0.62
114,323	*	Kohl’s Corp	4,838,149	0.62
		Other	2,809,869	0.36

			12,446,940	1.60

APPAREL AND OTHER TEXTILE PRODUCTS
103,737		VF Corp	5,924,420	0.76

			5,924,420	0.76

AUTOMOTIVE DEALERS AND SERVICE STATIONS			4,076,564	0.53

BUSINESS SERVICES
154,436	*	Affiliated Computer Services, Inc (Class A)	7,395,940	0.95
127,025	*	CACI International, Inc (Class A)	4,635,142	0.60
221,495	*	Computer Sciences Corp	8,159,877	1.04
1,132,642	*	Interpublic Group of Cos, Inc	4,666,485	0.60
870,000	*	Sun Microsystems, Inc	6,368,400	0.82
		Other	13,904,279	1.80

			45,130,123	5.81

CHEMICALS AND ALLIED PRODUCTS
400,000	*	Mylan Laboratories, Inc	5,364,000	0.69
154,000		PPG Industries, Inc	5,682,600	0.73
78,332		Rohm & Haas Co	6,175,695	0.80
		Other	27,979,001	3.60

			45,201,296	5.82

COAL MINING			835,010	0.11

COMMUNICATIONS			14,466,254	1.86

DEPOSITORY INSTITUTIONS
677,000		First Horizon National Corp	7,270,981	0.93
481,637		Hudson City Bancorp, Inc	5,630,337	0.73
77,274		Northern Trust Corp	4,622,531	0.60
548,000		TCF Financial Corp	6,444,479	0.82
		Other	27,025,510	3.49

			50,993,838	6.57

EATING AND DRINKING PLACES
205,000		Darden Restaurants, Inc	7,023,300	0.90

			7,023,300	0.90

ELECTRIC, GAS, AND SANITARY SERVICES
577,000		Constellation Energy Group, Inc	11,920,819	1.53
342,000		NorthWestern Corp	7,346,160	0.95
313,000	*	NRG Energy, Inc	5,508,800	0.71
451,168		Pepco Holdings, Inc	5,630,577	0.73
215,000		PG&E Corp	8,217,299	1.05
150,000		Progress Energy, Inc	5,439,000	0.70
183,000		Public Service Enterprise Group, Inc	5,393,010	0.69
465,759		Republic Services, Inc	7,987,767	1.03
130,000		Sempra Energy	6,011,200	0.77
260,000		Xcel Energy, Inc	4,843,800	0.62
		Other	34,506,718	4.45

			102,805,150	13.23

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			$25,652,124	3.30%

ENGINEERING AND MANAGEMENT SERVICES
114,323	*	URS Corp	4,619,793	0.60
		Other	4,273,338	0.55

			8,893,131	1.15

FABRICATED METAL PRODUCTS
476,345	*	Crown Holdings, Inc	10,827,322	1.40
		Other	2,202,105	0.28

			13,029,427	1.68

FOOD AND KINDRED PRODUCTS
110,000		Bunge Ltd	6,231,500	0.80
960,000	*	Smithfield Foods, Inc	9,081,600	1.18
		Other	21,090,668	2.71

			36,403,768	4.69

FOOD STORES			8,150,950	1.05

FORESTRY			3,502,079	0.45

FURNITURE AND FIXTURES			4,884,544	0.63

FURNITURE AND HOME FURNISHINGS STORES			2,330,592	0.30

GENERAL BUILDING CONTRACTORS			6,302,764	0.81

GENERAL MERCHANDISE STORES
640,419		Macy’s, Inc	5,699,729	0.73
		Other	4,014,000	0.52

			9,713,729	1.25

HEALTH SERVICES
700,000	*	Healthsouth Corp	6,216,000	0.80
		Other	3,516,000	0.45

			9,732,000	1.25

HEAVY CONSTRUCTION, EXCEPT BUILDING			480,809	0.06

HOLDING AND OTHER INVESTMENT OFFICES
719,810		Annaly Mortgage Management, Inc	9,983,765	1.29
600,000		iShares Russell 1000 Value Index Fund	24,354,000	3.14
1,450,000		iShares Russell Midcap Value Index Fund	34,539,000	4.44
		Other	19,628,575	2.53

			88,505,340	11.40

INDUSTRIAL MACHINERY AND EQUIPMENT			6,803,292	0.88

INSTRUMENTS AND RELATED PRODUCTS			6,248,453	0.80

INSURANCE AGENTS, BROKERS AND SERVICE
169,367		AON Corp	6,913,561	0.89
287,924		Marsh & McLennan Cos, Inc	5,830,461	0.75

			12,744,022	1.64

INSURANCE CARRIERS
222,294		Axis Capital Holdings Ltd	5,010,507	0.65
82,566		Everest Re Group Ltd	5,845,673	0.74
119,615		PartnerRe Ltd	7,424,502	0.95
338,734		Progressive Corp	4,552,585	0.59
124,908		RenaissanceRe Holdings Ltd	6,175,452	0.79
995,031		XL Capital Ltd (Class A)	5,432,869	0.70
		Other	37,636,375	4.86

			72,077,963	9.28

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	83

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP VALUE FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

METAL MINING			$3,091,022	0.40%

MISCELLANEOUS MANUFACTURING INDUSTRIES			661,373	0.09

MISCELLANEOUS RETAIL			905,272	0.12

MOTION PICTURES			1,781,314	0.23

NONDEPOSITORY INSTITUTIONS
1,391,985		Chimera Investment Corp	4,677,071	0.60
		Other	5,118,804	0.66

			9,795,875	1.26

OIL AND GAS EXTRACTION
103,737		Noble Energy, Inc	5,589,350	0.72
420,242	*	Pride International, Inc	7,555,951	0.97
		Other	9,818,926	1.27

			22,964,227	2.96

PAPER AND ALLIED PRODUCTS
174,660		Greif, Inc (Class A)	5,814,431	0.75
		Other	4,969,438	0.64

			10,783,869	1.39

PETROLEUM AND COAL PRODUCTS			5,209,768	0.67

PIPELINES, EXCEPT NATURAL GAS			4,383,400	0.56

PRIMARY METAL INDUSTRIES			4,212,315	0.54

PRINTING AND PUBLISHING
868,006		Pearson plc	8,736,890	1.13
		Other	3,423,343	0.44

			12,160,233	1.57

RAILROAD TRANSPORTATION			2,913,474	0.38

REAL ESTATE			138,190	0.02

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			5,640,985	0.73

SECURITY AND COMMODITY BROKERS
917,300		Nomura Holdings, Inc	4,587,195	0.60
		Other	11,913,811	1.53

			16,501,006	2.13

Shares		Company	Value	% of net assets

TOBACCO PRODUCTS
190,000		Lorillard, Inc	$11,730,600	1.51%

			11,730,600	1.51

TRANSPORTATION BY AIR			6,258,094	0.81

TRANSPORTATION EQUIPMENT			15,906,068	2.05

WATER TRANSPORTATION			1,553,761	0.20

WHOLESALE TRADE-DURABLE GOODS			4,078,100	0.53

WHOLESALE TRADE-NONDURABLE GOODS			2,454,014	0.32

		TOTAL COMMON STOCKS (Cost $1,053,062,027)	752,392,992	96.91

RIGHTS/WARRANTS

NONDEPOSITORY INSTITUTIONS			88,494	0.01

WATER TRANSPORTATION			25,934	0.00 **

		TOTAL RIGHTS/WARRANTS (Cost $595,539)	114,428	0.01

		TOTAL PORTFOLIO (Cost $1,053,657,566)	752,507,420	96.92
		OTHER ASSET & LIABILITIES, NET	23,938,713	3.08

		NET ASSETS	$776,446,133	100.00%

The following abbreviations are used in portfolio description:

plc - Public Limited Company

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

84	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP EQUITY FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK			$521,690	0.13%

AMUSEMENT AND RECREATION SERVICES			2,694,080	0.68

APPAREL AND ACCESSORY STORES
65,836	*	Aeropostale, Inc	1,748,603	0.45
		Other	9,482,975	2.40

			11,231,578	2.85

APPAREL AND OTHER TEXTILE PRODUCTS			2,123,662	0.54

AUTO REPAIR, SERVICES AND PARKING			990,512	0.25

BUSINESS SERVICES
658,365	*	3Com Corp	2,034,349	0.51
108,394	*	Perot Systems Corp (Class A)	1,396,115	0.35
83,016	*	Rent-A-Center, Inc	1,608,020	0.41
290,624	*	Sapient Corp	1,299,089	0.33
59,128	*	Sybase, Inc	1,790,987	0.45
307,548	*	TIBCO Software, Inc	1,805,307	0.45
		Other	36,181,443	9.22

			46,115,310	11.72

CHEMICALS AND ALLIED PRODUCTS
58,840	*	Alexion Pharmaceuticals, Inc	2,215,914	0.57
114,610	*	Alkermes, Inc	1,390,219	0.36
40,900		Minerals Technologies, Inc	1,310,845	0.33
45,800	*	Onyx Pharmaceuticals, Inc	1,307,590	0.33
		Other	20,867,812	5.30

			27,092,380	6.89

COAL MINING			190,783	0.05

COMMUNICATIONS
61,428	*	j2 Global Communications, Inc	1,344,659	0.35
		Other	7,696,755	1.95

			9,041,414	2.30

DEPOSITORY INSTITUTIONS
140,803		First Niagara Financial Group, Inc	1,534,753	0.39
87,102		FirstMerit Corp	1,585,256	0.40
96,520	*	Net 1 UEPS Technologies, Inc	1,468,069	0.37
62,553		Prosperity Bancshares, Inc	1,710,825	0.43
46,923		UMB Financial Corp	1,993,758	0.52
33,999		Westamerica Bancorporation	1,548,994	0.39
		Other	27,372,141	6.96

			37,213,796	9.46

EATING AND DRINKING PLACES
56,684		Bob Evans Farms, Inc	1,270,855	0.31
		Other	7,421,787	1.90

			8,692,642	2.21

EDUCATIONAL SERVICES			1,996,290	0.51

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
93,600	*	El Paso Electric Co	$1,318,824	0.34%
45,430		Nicor, Inc	1,509,639	0.38
71,776		NorthWestern Corp	1,541,748	0.39
37,589		South Jersey Industries, Inc	1,315,615	0.33
75,727		Southwest Gas Corp	1,595,568	0.41
61,503		UIL Holdings Corp	1,372,747	0.35
51,008		WGL Holdings, Inc	1,673,062	0.41
		Other	9,611,050	2.45

			19,938,253	5.06

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
203,176	*	Arris Group, Inc	1,497,406	0.39
112,800	*	Microsemi Corp	1,308,480	0.33
199,134	*	PMC - Sierra, Inc	1,270,475	0.32
175,650	*	Skyworks Solutions, Inc	1,415,739	0.37
		Other	25,522,764	6.48

			31,014,864	7.89

ENGINEERING AND MANAGEMENT SERVICES
99,260	*	Isis Pharmaceuticals, Inc	1,489,893	0.38
66,040	*	Myriad Genetics, Inc	3,002,838	0.77
34,891		Watson Wyatt & Co Holdings (Class A)	1,722,569	0.45
		Other	8,194,058	2.06

			14,409,358	3.66

FABRICATED METAL PRODUCTS
27,847		Silgan Holdings, Inc	1,463,082	0.37
		Other	2,986,145	0.76

			4,449,227	1.13

FISHING, HUNTING, AND TRAPPING			54,751	0.01

FOOD AND KINDRED PRODUCTS
34,816	*	Ralcorp Holdings, Inc	1,875,886	0.48
		Other	4,709,818	1.19

			6,585,704	1.67

FOOD STORES			2,626,466	0.67

FURNITURE AND FIXTURES			1,223,411	0.31

FURNITURE AND HOME FURNISHINGS STORES			782,341	0.20

GENERAL BUILDING CONTRACTORS			2,041,684	0.52

GENERAL MERCHANDISE STORES
47,900		Casey’s General Stores, Inc	1,277,014	0.33
		Other	1,135,716	0.28

			2,412,730	0.61

HEALTH SERVICES
45,830	*	Magellan Health Services, Inc	1,670,045	0.43
		Other	3,928,631	0.99

			5,598,676	1.42

HEAVY CONSTRUCTION, EXCEPT BUILDING			2,578,546	0.65

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	85

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP EQUITY FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
54,370	Corporate Office Properties Trust	$1,350,007	0.34%
52,293	iShares Russell 2000 Index Fund	2,193,168	0.57
44,253	Mid-America Apartment Communities, Inc	1,364,320	0.36
35,406	PS Business Parks, Inc	1,304,711	0.33
	Other	19,095,726	4.83

		25,307,932	6.43

HOTELS AND OTHER LODGING PLACES		912,478	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT		11,775,133	2.99

INSTRUMENTS AND RELATED PRODUCTS
78,394	STERIS Corp	1,825,011	0.47
	Other	18,759,788	4.76

		20,584,799	5.23

INSURANCE AGENTS, BROKERS AND SERVICE		703,214	0.18

INSURANCE CARRIERS
54,203	* Argo Group International Holdings Ltd	1,633,137	0.41
83,192	Aspen Insurance Holdings Ltd	1,868,493	0.48
40,209	Odyssey Re Holdings Corp	1,525,127	0.39
	Other	13,937,989	3.54

		18,964,746	4.82

LEATHER AND LEATHER PRODUCTS		1,770,581	0.45

LEGAL SERVICES		426,915	0.11

LOCAL AND INTERURBAN PASSENGER TRANSIT		1,086,408	0.28

METAL MINING		808,948	0.21

MISCELLANEOUS MANUFACTURING INDUSTRIES		1,482,892	0.38

MISCELLANEOUS RETAIL		4,582,225	1.16

MOTION PICTURES		1,473,609	0.37

NONDEPOSITORY INSTITUTIONS		1,350,462	0.34

NONMETALLIC MINERALS, EXCEPT FUELS
24,340	Compass Minerals International, Inc	1,372,046	0.35

		1,372,046	0.35

OIL AND GAS EXTRACTION		8,794,672	2.23

PAPER AND ALLIED PRODUCTS		1,214,473	0.31

PERSONAL SERVICES		1,000,621	0.25

PETROLEUM AND COAL PRODUCTS		3,521,369	0.89

Shares	Company	Value	% of net assets

PRIMARY METAL INDUSTRIES		$3,806,409	0.97%

PRINTING AND PUBLISHING		1,353,650	0.34

REAL ESTATE		428,035	0.11

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		2,269,980	0.58

SECURITY AND COMMODITY BROKERS
94,000	* Knight Capital Group, Inc (Class A)	1,385,560	0.35
81,883	SWS Group, Inc	1,271,643	0.32
	Other	2,191,949	0.56

		4,849,152	1.23

SOCIAL SERVICES		26,397	0.01

SPECIAL TRADE CONTRACTORS
82,170	* EMCOR Group, Inc	1,410,859	0.35
	Other	2,267,128	0.58

		3,677,987	0.93

STONE, CLAY, AND GLASS PRODUCTS		1,191,906	0.30

TRANSPORTATION BY AIR		4,160,556	1.06

TRANSPORTATION EQUIPMENT
33,835	Triumph Group, Inc	1,292,498	0.32
	Other	5,988,720	1.53

		7,281,218	1.85

TRANSPORTATION SERVICES		918,430	0.23

TRUCKING AND WAREHOUSING		2,723,678	0.69

WATER TRANSPORTATION		779,474	0.20

WHOLESALE TRADE-DURABLE GOODS		4,271,224	1.08

WHOLESALE TRADE-NONDURABLE GOODS		6,278,122	1.59

	TOTAL COMMON STOCKS
	(Cost $546,001,113)	392,769,889	99.77

	TOTAL PORTFOLIO
	(Cost $546,001,113)	392,769,889	99.77
	OTHER ASSET & LIABILITIES, NET	903,569	0.23

	NET ASSETS	$393,673,458	100.00%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

86	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$422,577	0.13%

APPAREL AND ACCESSORY STORES			2,149,082	0.67

APPAREL AND OTHER TEXTILE PRODUCTS			348,920	0.11

AUTO REPAIR, SERVICES AND PARKING			52,068	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,203,774	0.38

BUILDING MATERIALS AND GARDEN SUPPLIES			403,529	0.13

BUSINESS SERVICES
38,536		Automatic Data Processing, Inc	1,354,926	0.42
17,598	*	Google, Inc (Class A)	6,125,160	1.92
596,848		Microsoft Corp	10,964,098	3.43
289,538	*	Oracle Corp	5,231,952	1.63
33,345		Visa, Inc (Class A)	1,853,982	0.58
		Other	13,391,952	4.16

			38,922,070	12.14

CHEMICALS AND ALLIED PRODUCTS
114,738		Abbott Laboratories	5,473,002	1.71
134,369		Bristol-Myers Squibb Co	2,945,368	0.92
37,750		Colgate-Palmolive Co	2,226,495	0.69
68,573	*	Gilead Sciences, Inc	3,176,301	0.99
55,097		Johnson & Johnson	2,898,102	0.90
40,793		Monsanto Co	3,389,897	1.06
23,276		Praxair, Inc	1,566,242	0.49
83,140		Procter & Gamble Co	3,915,062	1.22
120,542		Schering-Plough Corp	2,838,764	0.89
		Other	11,063,076	3.44

			39,492,309	12.31

COAL MINING			1,158,286	0.36

COMMUNICATIONS			6,591,505	2.06

DEPOSITORY INSTITUTIONS			2,156,267	0.67

EATING AND DRINKING PLACES
76,435		McDonald’s Corp	4,171,058	1.30
		Other	2,090,671	0.65

			6,261,729	1.95

EDUCATIONAL SERVICES			1,515,847	0.47

ELECTRIC, GAS, AND SANITARY SERVICES			6,764,087	2.11

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
65,543	*	Apple Computer, Inc	6,889,880	2.15
439,167	*	Cisco Systems, Inc	7,364,832	2.30
367,930		Intel Corp	5,537,347	1.73
120,335		Qualcomm, Inc	4,682,235	1.46
98,337		Texas Instruments, Inc	1,623,544	0.51
		Other	8,285,845	2.57

			34,383,683	10.72

ENGINEERING AND MANAGEMENT SERVICES
34,062	*	Celgene Corp	1,512,352	0.48
		Other	4,233,859	1.31

			5,746,211	1.79

Shares		Company	Value	% of net assets

FABRICATED METAL PRODUCTS			$966,371	0.30%

FOOD AND KINDRED PRODUCTS
121,742		Coca-Cola Co	5,350,561	1.67
110,839		PepsiCo, Inc	5,705,991	1.78
		Other	1,771,883	0.55

			12,828,435	4.00

FOOD STORES			1,346,536	0.42

FORESTRY			16,530	0.01

FURNITURE AND FIXTURES			172,330	0.05

FURNITURE AND HOME FURNISHINGS STORES			1,673,415	0.52

GENERAL BUILDING CONTRACTORS			140,701	0.04

GENERAL MERCHANDISE STORES
32,210		Costco Wholesale Corp	1,491,967	0.47
54,283		Target Corp	1,866,792	0.58
134,613		Wal-Mart Stores, Inc	7,013,337	2.19
		Other	971,203	0.30

			11,343,299	3.54

HEALTH SERVICES
37,661	*	Medco Health Solutions, Inc	1,556,905	0.48
		Other	3,442,832	1.08

			4,999,737	1.56

HOLDING AND OTHER INVESTMENT OFFICES
268,993		iShares Russell 1000 Growth Index Fund	9,433,584	2.93
		Other	1,378,512	0.44

			10,812,096	3.37

HOTELS AND OTHER LODGING PLACES			721,145	0.22

INDUSTRIAL MACHINERY AND EQUIPMENT
183,282		Hewlett-Packard Co	5,876,022	1.83
102,106		International Business Machines Corp	9,893,051	3.09
		Other	10,892,728	3.40

			26,661,801	8.32

INSTRUMENTS AND RELATED PRODUCTS
46,639		Baxter International, Inc	2,388,850	0.75
58,044		Emerson Electric Co	1,658,898	0.52
83,486		Medtronic, Inc	2,460,331	0.76
		Other	11,281,324	3.52

			17,789,403	5.55

INSURANCE AGENTS, BROKERS AND SERVICE			36,288	0.01

INSURANCE CARRIERS			2,525,471	0.79

JUSTICE, PUBLIC ORDER AND SAFETY			102,595	0.03

LEATHER AND LEATHER PRODUCTS			402,153	0.13

LEGAL SERVICES			185,946	0.06

METAL MINING
35,573		Newmont Mining Corp	1,592,248	0.49
		Other	519,087	0.17

			2,111,335	0.66

MISCELLANEOUS MANUFACTURING INDUSTRIES			121,905	0.04

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	87

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

MISCELLANEOUS RETAIL
23,408	* Amazon.com, Inc	$1,719,084	0.54%
57,265	CVS Corp	1,574,215	0.49
68,036	Walgreen Co	1,766,214	0.55
	Other	1,936,447	0.60

		6,995,960	2.18

MOTION PICTURES		760,192	0.24

NONDEPOSITORY INSTITUTIONS		1,112,530	0.35

OIL AND GAS EXTRACTION
61,016	Occidental Petroleum Corp	3,395,540	1.06
88,699	Schlumberger Ltd	3,602,953	1.12
	Other	8,463,771	2.64

		15,462,264	4.82

PAPER AND ALLIED PRODUCTS		702,999	0.22

PERSONAL SERVICES		483,177	0.15

PETROLEUM AND COAL PRODUCTS
68,436	Exxon Mobil Corp	4,660,491	1.46
	Other	2,182,541	0.67

		6,843,032	2.13

PRIMARY METAL INDUSTRIES
117,085	Corning, Inc	1,553,719	0.49
	Other	1,868,613	0.58

		3,422,332	1.07

PRINTING AND PUBLISHING		652,184	0.20

RAILROAD TRANSPORTATION
38,414	Union Pacific Corp	1,579,200	0.50
	Other	2,364,321	0.73

		3,943,521	1.23

REAL ESTATE		149,521	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		1,308,565	0.41

SECURITY AND COMMODITY BROKERS		5,518,613	1.72

SPECIAL TRADE CONTRACTORS		242,342	0.08

STONE, CLAY, AND GLASS PRODUCTS
52,361	3M Co	2,603,388	0.82
	Other	476,886	0.14

		3,080,274	0.96

Shares	Company	Value	% of net assets

TOBACCO PRODUCTS
116,466	Altria Group, Inc	$1,865,785	0.58%
156,814	Philip Morris International, Inc	5,579,442	1.74
	Other	421,314	0.13

		7,866,541	2.45

TRANSPORTATION BY AIR		141,051	0.04

TRANSPORTATION EQUIPMENT
52,125	Boeing Co	1,854,607	0.58
55,120	Honeywell International, Inc	1,535,643	0.48
24,441	Lockheed Martin Corp	1,687,162	0.53
41,233	United Technologies Corp	1,772,194	0.55
	Other	1,759,435	0.55

		8,609,041	2.69

TRANSPORTATION SERVICES		1,112,957	0.35

TRUCKING AND WAREHOUSING
50,843	United Parcel Service, Inc (Class B)	2,502,493	0.78
	Other	293,007	0.09

		2,795,500	0.87

WATER TRANSPORTATION		300,129	0.09

WHOLESALE TRADE-DURABLE GOODS		923,632	0.29

WHOLESALE TRADE-NONDURABLE GOODS		2,967,891	0.93

	TOTAL COMMON STOCKS
	(Cost $440,335,216)	317,923,685	99.16

RIGHTS/WARRANTS

EATING AND DRINKING PLACES		0	0.00 **

	TOTAL RIGHTS/WARRANTS
	(Cost $0)	0	0.00 **

	TOTAL PORTFOLIO
	(Cost $440,335,216)	317,923,685	99.16
	OTHER ASSET & LIABILITIES, NET	2,703,990	0.84

	NET ASSETS	$320,627,675	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

88	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
149,711		Walt Disney Co	$2,718,752	0.82%
		Other	85,669	0.02

			2,804,421	0.84

APPAREL AND ACCESSORY STORES			856,164	0.25

APPAREL AND OTHER TEXTILE PRODUCTS			534,010	0.16

AUTO REPAIR, SERVICES AND PARKING			218,647	0.07

AUTOMOTIVE DEALERS AND SERVICE STATIONS			429,656	0.13

BUILDING MATERIALS AND GARDEN SUPPLIES
150,221		Home Depot, Inc	3,539,206	1.05
123,222		Lowe’s Cos, Inc	2,248,802	0.67

			5,788,008	1.72

BUSINESS SERVICES			4,990,708	1.49

CHEMICALS AND ALLIED PRODUCTS
89,724	*	Amgen, Inc	4,443,132	1.32
79,989		Du Pont (E.I.) de Nemours & Co	1,786,154	0.53
80,353		Eli Lilly & Co	2,684,594	0.80
184,617		Johnson & Johnson	9,710,855	2.88
136,144		Merck & Co, Inc	3,641,852	1.08
601,356		Pfizer, Inc	8,190,470	2.44
168,503		Procter & Gamble Co	7,934,807	2.36
118,486		Wyeth	5,099,637	1.52
		Other	5,827,559	1.75

			49,319,060	14.68

COMMUNICATIONS
528,057		AT&T, Inc	13,307,035	3.95
176,389		Comcast Corp (Class A)	2,405,946	0.72
253,338		Verizon Communications, Inc	7,650,808	2.28
		Other	4,635,950	1.38

			27,999,739	8.33

DEPOSITORY INSTITUTIONS
562,327		Bank of America Corp	3,835,070	1.14
101,620		Bank of New York Mellon Corp	2,870,765	0.85
329,152		JPMorgan Chase & Co	8,748,861	2.61
154,543		US Bancorp	2,257,873	0.67
374,897		Wells Fargo & Co	5,338,534	1.59
		Other	9,642,769	2.87

			32,693,872	9.73

EATING AND DRINKING PLACES			519,616	0.15

EDUCATIONAL SERVICES			200,258	0.06

ELECTRIC, GAS, AND SANITARY SERVICES
51,293		Dominion Resources, Inc	1,589,570	0.47
112,448		Duke Energy Corp	1,610,255	0.48
36,351		FPL Group, Inc	1,844,086	0.55
68,185		Southern Co	2,087,826	0.61
		Other	18,200,285	5.43

			25,332,022	7.54

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
935,326		General Electric Co	$9,456,147	2.83%
		Other	5,148,614	1.52

			14,604,761	4.35

ENGINEERING AND MANAGEMENT SERVICES			608,543	0.18

FABRICATED METAL PRODUCTS			2,542,435	0.76

FOOD AND KINDRED PRODUCTS
57,090		Archer Daniels Midland Co	1,585,960	0.47
60,869		Coca-Cola Co	2,675,192	0.80
27,260		General Mills, Inc	1,359,729	0.40
130,649		Kraft Foods, Inc (Class A)	2,912,165	0.88
		Other	7,041,558	2.09

			15,574,604	4.64

FOOD STORES			1,765,207	0.53

FORESTRY			699,604	0.21

FURNITURE AND FIXTURES			993,244	0.30

FURNITURE AND HOME FURNISHINGS STORES			264,703	0.08

GENERAL BUILDING CONTRACTORS			1,145,009	0.34

GENERAL MERCHANDISE STORES
38,486		Wal-Mart Stores, Inc	2,005,121	0.60
		Other	1,687,668	0.50

			3,692,789	1.10

HEALTH SERVICES			1,630,545	0.49

HOLDING AND OTHER INVESTMENT OFFICES
236,587		iShares Russell 1000 Value Index Fund	9,603,066	2.85
		Other	6,620,443	1.98

			16,223,509	4.83

HOTELS AND OTHER LODGING PLACES			160,646	0.05

INDUSTRIAL MACHINERY AND EQUIPMENT			2,804,122	0.83

INSTRUMENTS AND RELATED PRODUCTS
44,352		Covidien Ltd	1,474,261	0.44
		Other	4,224,044	1.26

			5,698,305	1.70

INSURANCE AGENTS, BROKERS AND SERVICE			2,569,028	0.76

INSURANCE CARRIERS
32,675		Chubb Corp	1,382,806	0.41
53,753		Travelers Cos, Inc	2,184,522	0.64
68,843		UnitedHealth Group, Inc	1,440,884	0.42
40,048	*	WellPoint, Inc	1,520,623	0.44
		Other	11,674,784	3.51

			18,203,619	5.42

JUSTICE, PUBLIC ORDER AND SAFETY			11,132	0.00 **

METAL MINING
36,683		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,397,989	0.42

			1,397,989	0.42

MISCELLANEOUS MANUFACTURING INDUSTRIES			582,977	0.17

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	89

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL
58,434		CVS Corp	$1,606,350	0.49%
		Other	591,147	0.16

			2,197,497	0.65

MOTION PICTURES
94,179		Time Warner, Inc	1,817,661	0.54
		Other	1,299,760	0.39

			3,117,421	0.93

NONDEPOSITORY INSTITUTIONS			1,413,553	0.42

NONMETALLIC MINERALS, EXCEPT FUELS			431,473	0.13

OIL AND GAS EXTRACTION
41,535		Anadarko Petroleum Corp	1,615,297	0.49
29,654		Apache Corp	1,900,526	0.58
39,601		Devon Energy Corp	1,769,770	0.54
44,010		XTO Energy, Inc	1,347,586	0.40
		Other	4,003,382	1.16

			10,636,561	3.17

PAPER AND ALLIED PRODUCTS			2,038,157	0.61

PERSONAL SERVICES			397,962	0.12

PETROLEUM AND COAL PRODUCTS
183,768		Chevron Corp	12,356,560	3.67
137,015		ConocoPhillips	5,365,507	1.60
360,473	d	Exxon Mobil Corp	24,548,212	7.30
62,854		Marathon Oil Corp	1,652,432	0.49
		Other	1,119,680	0.34

			45,042,391	13.40

PIPELINES, EXCEPT NATURAL GAS			796,817	0.24

PRIMARY METAL INDUSTRIES			1,295,169	0.39

PRINTING AND PUBLISHING			921,985	0.27

RAILROAD TRANSPORTATION			811,286	0.24

REAL ESTATE			155,285	0.05

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			403,950	0.12

SECURITY AND COMMODITY BROKERS
35,119		Goldman Sachs Group, Inc	3,723,315	1.11
87,230		Morgan Stanley	1,986,226	0.59
		Other	2,506,639	0.75

			8,216,180	2.45

Shares		Company	Value	% of net assets

SPECIAL TRADE CONTRACTORS			$90,648	0.03%

STONE, CLAY, AND GLASS PRODUCTS			268,446	0.08

TEXTILE MILL PRODUCTS			138,955	0.04

TOBACCO PRODUCTS			1,562,723	0.47

TRANSPORTATION BY AIR			2,034,142	0.61

TRANSPORTATION EQUIPMENT
35,380		General Dynamics Corp	1,471,454	0.44
37,174		United Technologies Corp	1,597,738	0.47
		Other	2,447,511	0.73

			5,516,703	1.64

TRANSPORTATION SERVICES			109,944	0.03

TRUCKING AND WAREHOUSING			56,085	0.02

WATER TRANSPORTATION			914,285	0.27

WHOLESALE TRADE-DURABLE GOODS			653,705	0.19

WHOLESALE TRADE-NONDURABLE GOODS			460,347	0.14

	TOTAL COMMON STOCKS
		(Cost $575,220,375)	332,540,622	99.02

	TOTAL PORTFOLIO
		(Cost $575,220,375)	332,540,622	99.02
	OTHER ASSET & LIABILITIES, NET		3,286,516	0.98

	NET ASSETS		$335,827,138	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $144,304.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

90	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

EQUITY INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$25,227	0.00	%**

AGRICULTURAL PRODUCTION-LIVESTOCK			46,610	0.01

AGRICULTURAL SERVICES			16,655	0.00	**

AMUSEMENT AND RECREATION SERVICES
180,059		Walt Disney Co	3,269,871	0.40
		Other	618,711	0.08

			3,888,582	0.48

APPAREL AND ACCESSORY STORES			4,705,362	0.58

APPAREL AND OTHER TEXTILE PRODUCTS			1,303,145	0.16

AUTO REPAIR, SERVICES AND PARKING			413,648	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			2,094,417	0.26

BUILDING MATERIALS AND GARDEN SUPPLIES
159,023		Home Depot, Inc	3,746,581	0.46
		Other	2,916,326	0.36

			6,662,907	0.82

BUSINESS SERVICES
22,279	*	Google, Inc (Class A)	7,754,428	0.96
759,863		Microsoft Corp	13,958,682	1.72
368,627	*	Oracle Corp	6,661,089	0.83
		Other	33,061,943	4.03

			61,436,142	7.54

CHEMICALS AND ALLIED PRODUCTS
146,388		Abbott Laboratories	6,982,708	0.86
96,292	*	Amgen, Inc	4,768,380	0.59
185,588		Bristol-Myers Squibb Co	4,068,089	0.51
94,790		Eli Lilly & Co	3,166,934	0.39
86,805	*	Gilead Sciences, Inc	4,020,808	0.50
266,774		Johnson & Johnson	14,032,311	1.73
203,693		Merck & Co, Inc	5,448,788	0.68
51,946		Monsanto Co	4,316,714	0.52
639,035		Pfizer, Inc	8,703,657	1.08
283,916		Procter & Gamble Co	13,369,605	1.65
151,995		Schering-Plough Corp	3,579,482	0.44
125,513		Wyeth	5,402,080	0.67
		Other	29,130,760	3.47

			106,990,316	13.09

COAL MINING			1,529,936	0.19

COMMUNICATIONS
561,421		AT&T, Inc	14,147,809	1.74
264,149		Comcast Corp (Class A)	3,602,993	0.45
270,461		Verizon Communications, Inc	8,167,922	1.01
		Other	13,262,657	1.60

			39,181,381	4.80

Shares		Company	Value	% of net assets

DEPOSITORY INSTITUTIONS
593,588		Bank of America Corp	$4,048,269	0.51%
348,632		JPMorgan Chase & Co	9,266,638	1.14
395,896		Wells Fargo & Co	5,637,558	0.70
		Other	23,277,964	2.81

			42,230,429	5.16

EATING AND DRINKING PLACES
107,151		McDonald’s Corp	5,847,229	0.72
		Other	3,705,563	0.44

			9,552,792	1.16

EDUCATIONAL SERVICES			2,411,031	0.30

ELECTRIC, GAS, AND SANITARY SERVICES			38,638,589	4.74

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
82,914	*	Apple Computer, Inc	8,715,921	1.08
558,785	*	Cisco Systems, Inc	9,370,825	1.16
990,619		General Electric Co	10,015,159	1.24
542,705		Intel Corp	8,167,711	1.01
153,605		Qualcomm, Inc	5,976,771	0.74
		Other	20,935,491	2.52

			63,181,878	7.75

ENGINEERING AND MANAGEMENT SERVICES			10,095,116	1.24

FABRICATED METAL PRODUCTS			4,439,666	0.55

FOOD AND KINDRED PRODUCTS
219,966		Coca-Cola Co	9,667,505	1.18
137,349		Kraft Foods, Inc (Class A)	3,061,508	0.37
149,383		PepsiCo, Inc	7,690,236	0.94
		Other	13,454,396	1.66

			33,873,645	4.15

FOOD STORES			3,867,761	0.48

FORESTRY			747,750	0.09

FURNITURE AND FIXTURES			1,466,227	0.18

FURNITURE AND HOME FURNISHINGS STORES			2,451,563	0.30

GENERAL BUILDING CONTRACTORS			1,671,491	0.20

GENERAL MERCHANDISE STORES
211,280		Wal-Mart Stores, Inc	11,007,688	1.34
		Other	7,636,081	0.93

			18,643,769	2.27

HEALTH SERVICES			9,073,315	1.12

HEAVY CONSTRUCTION, EXCEPT BUILDING			247,783	0.02

HOLDING AND OTHER INVESTMENT OFFICES
418,832		iShares Russell 3000 Index Fund	19,257,896	2.37
		Other	12,061,256	1.46

			31,319,152	3.83

HOTELS AND OTHER LODGING PLACES			1,269,301	0.16

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	91

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

EQUITY INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
234,244		Hewlett-Packard Co	$7,509,863	0.93%
130,183		International Business Machines Corp	12,613,430	1.55
		Other	19,093,941	2.32

			39,217,234	4.80

INSTRUMENTS AND RELATED PRODUCTS
59,513		Baxter International, Inc	3,048,257	0.38
106,071		Medtronic, Inc	3,125,912	0.39
		Other	25,719,643	3.13

			31,893,812	3.90

INSURANCE AGENTS, BROKERS AND SERVICE			2,828,333	0.35

INSURANCE CARRIERS			25,315,531	3.10

JUSTICE, PUBLIC ORDER AND SAFETY			223,285	0.03

LEATHER AND LEATHER PRODUCTS			810,011	0.10

LEGAL SERVICES			246,556	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT			52,735	0.01

LUMBER AND WOOD PRODUCTS			147,410	0.02

METAL MINING			4,414,017	0.54

MISCELLANEOUS MANUFACTURING INDUSTRIES			891,328	0.11

MISCELLANEOUS RETAIL
133,859		CVS Corp	3,679,783	0.45
		Other	8,195,377	1.00

			11,875,160	1.45

MOTION PICTURES			4,664,928	0.57

NONDEPOSITORY INSTITUTIONS			3,516,122	0.44

NONMETALLIC MINERALS, EXCEPT FUELS			648,718	0.08

OIL AND GAS EXTRACTION
76,835		Occidental Petroleum Corp	4,275,869	0.53
113,716		Schlumberger Ltd	4,619,145	0.58
		Other	23,314,891	2.83

			32,209,905	3.94

PAPER AND ALLIED PRODUCTS			3,256,029	0.39

PERSONAL SERVICES			1,272,892	0.16

PETROLEUM AND COAL PRODUCTS
195,676		Chevron Corp	13,157,253	1.62
144,676		ConocoPhillips	5,665,512	0.69
469,561	d	Exxon Mobil Corp	31,977,103	3.92
		Other	5,840,520	0.71

			56,640,388	6.94

PIPELINES, EXCEPT NATURAL GAS			837,074	0.10

PRIMARY METAL INDUSTRIES			6,312,720	0.77

PRINTING AND PUBLISHING			2,164,749	0.26

RAILROAD TRANSPORTATION			5,927,418	0.73

Shares		Company	Value	% of net assets

REAL ESTATE			$446,008	0.05%

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			2,480,834	0.29

SECURITY AND COMMODITY BROKERS
41,599		Goldman Sachs Group, Inc	4,410,327	0.55
		Other	12,089,375	1.47

			16,499,702	2.02

SOCIAL SERVICES			99,159	0.01

SPECIAL TRADE CONTRACTORS			820,450	0.10

STONE, CLAY, AND GLASS PRODUCTS
65,980		3M Co	3,280,525	0.40
		Other	1,053,716	0.14

			4,334,241	0.54

TEXTILE MILL PRODUCTS			192,144	0.02

TOBACCO PRODUCTS
198,241		Altria Group, Inc	3,175,821	0.39
198,642		Philip Morris International, Inc	7,067,681	0.86
		Other	1,499,304	0.19

			11,742,806	1.44

TRANSPORTATION BY AIR			2,829,809	0.34

TRANSPORTATION EQUIPMENT
92,380		United Technologies Corp	3,970,492	0.50
		Other	13,949,018	1.69

			17,919,510	2.19

TRANSPORTATION SERVICES			1,600,524	0.19

TRUCKING AND WAREHOUSING
64,334		United Parcel Service, Inc (Class B)	3,166,518	0.38
		Other	874,062	0.11

			4,040,580	0.49

WATER TRANSPORTATION			1,757,055	0.21

WHOLESALE TRADE-DURABLE GOODS			2,828,426	0.34

WHOLESALE TRADE-NONDURABLE GOODS			5,270,341	0.64

	TOTAL COMMON STOCKS (Cost $1,066,398,761)		811,703,530	99.36

	TOTAL PORTFOLIO (Cost $1,066,398,761)		811,703,530	99.36
	OTHER ASSET & LIABILITIES, NET		5,205,750	0.64

	NET ASSETS		$816,909,280	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $220,985.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

92	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

S&P 500 INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
211,270		Walt Disney Co	$3,836,663	0.47%

			3,836,663	0.47

APPAREL AND ACCESSORY STORES			2,999,403	0.36

APPAREL AND OTHER TEXTILE PRODUCTS			856,937	0.10

AUTO REPAIR, SERVICES AND PARKING			182,883	0.02

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,422,427	0.17

BUILDING MATERIALS AND GARDEN SUPPLIES
192,959		Home Depot, Inc	4,546,114	0.55
		Other	3,493,170	0.43

			8,039,284	0.98

BUSINESS SERVICES
27,248	*	Google, Inc (Class A)	9,483,939	1.14
871,490		Microsoft Corp	16,009,270	1.93
438,102	*	Oracle Corp	7,916,503	0.96
		Other	23,937,141	2.93

			57,346,853	6.96

CHEMICALS AND ALLIED PRODUCTS
176,907		Abbott Laboratories	8,438,464	1.02
118,080	*	Amgen, Inc	5,847,322	0.71
226,369		Bristol-Myers Squibb Co	4,962,008	0.60
114,315		Eli Lilly & Co	3,819,264	0.46
104,574	*	Gilead Sciences, Inc	4,843,868	0.59
316,070		Johnson & Johnson	16,625,281	2.02
240,358		Merck & Co, Inc	6,429,577	0.78
62,237		Monsanto Co	5,171,895	0.63
768,155		Pfizer, Inc	10,462,271	1.27
334,790		Procter & Gamble Co	15,765,260	1.91
184,418		Schering-Plough Corp	4,343,044	0.53
151,604		Wyeth	6,525,036	0.79
		Other	24,503,408	2.99

			117,736,698	14.30

COAL MINING			1,389,865	0.17

COMMUNICATIONS
673,021		AT&T, Inc	16,960,130	2.05
327,291		Comcast Corp (Class A)	4,464,249	0.54
323,756		Verizon Communications, Inc	9,777,431	1.19
		Other	8,623,967	1.05

			39,825,777	4.83

DEPOSITORY INSTITUTIONS
732,184		Bank of America Corp	4,993,495	0.61
129,891		Bank of New York Mellon Corp	3,669,421	0.45
429,148		JPMorgan Chase & Co	11,406,753	1.37
483,846		Wells Fargo & Co	6,889,967	0.83
		Other	15,257,543	1.86

			42,217,179	5.12

Shares		Company	Value	% of net assets

EATING AND DRINKING PLACES
127,237		McDonald’s Corp	$6,943,323	0.85%
		Other	1,965,430	0.23

			8,908,753	1.08

EDUCATIONAL SERVICES			964,242	0.12

ELECTRIC, GAS, AND SANITARY SERVICES			37,310,012	4.53

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
101,326	*	Apple Computer, Inc	10,651,388	1.29
667,228	*	Cisco Systems, Inc	11,189,413	1.36
1,210,427		General Electric Co	12,237,416	1.49
635,143		Intel Corp	9,558,902	1.16
188,337		Qualcomm, Inc	7,328,193	0.89
		Other	14,952,828	1.81

			65,918,140	8.00

ENGINEERING AND MANAGEMENT SERVICES			4,503,534	0.55

FABRICATED METAL PRODUCTS			2,912,885	0.35

FOOD AND KINDRED PRODUCTS
226,775		Coca-Cola Co	9,966,762	1.21
167,090		Kraft Foods, Inc (Class A)	3,724,436	0.45
177,078		PepsiCo, Inc	9,115,976	1.11
		Other	13,335,598	1.62

			36,142,772	4.39

FOOD STORES			4,122,599	0.50

FORESTRY			646,158	0.08

FURNITURE AND FIXTURES			1,326,088	0.16

FURNITURE AND HOME FURNISHINGS STORES			2,862,962	0.35

GENERAL BUILDING CONTRACTORS			909,228	0.11

GENERAL MERCHANDISE STORES
254,704		Wal-Mart Stores, Inc	13,270,078	1.61
		Other	8,353,133	1.01

			21,623,211	2.62

HEALTH SERVICES			7,733,520	0.94

HOLDING AND OTHER INVESTMENT OFFICES
277,035		SPDR Trust Series 1	22,007,660	2.66
		Other	6,272,612	0.77

			28,280,272	3.43

HOTELS AND OTHER LODGING PLACES			1,037,860	0.13

INDUSTRIAL MACHINERY AND EQUIPMENT
273,785		Hewlett-Packard Co	8,777,548	1.07
153,045		International Business Machines Corp	14,828,531	1.80
		Other	15,345,380	1.86

			38,951,459	4.73

INSTRUMENTS AND RELATED PRODUCTS
127,762		Medtronic, Inc	3,765,146	0.47
		Other	26,898,041	3.25

			30,663,187	3.72

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	93

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

S&P 500 INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE			$2,738,200	0.33%

INSURANCE CARRIERS			21,888,658	2.66

LEATHER AND LEATHER PRODUCTS			616,998	0.07

METAL MINING			4,263,298	0.52

MISCELLANEOUS MANUFACTURING INDUSTRIES			842,324	0.10

MISCELLANEOUS RETAIL
166,230		CVS Corp	4,569,662	0.54
		Other	7,468,352	0.92

			12,038,014	1.46

MOTION PICTURES			4,376,945	0.53

NONDEPOSITORY INSTITUTIONS			3,081,997	0.37

NONMETALLIC MINERALS, EXCEPT FUELS			562,704	0.07

OIL AND GAS EXTRACTION
92,603		Occidental Petroleum Corp	5,153,357	0.63
136,542		Schlumberger Ltd	5,546,335	0.67
		Other	22,095,284	2.68

			32,794,976	3.98

PAPER AND ALLIED PRODUCTS			2,979,957	0.36

PERSONAL SERVICES			1,074,816	0.13

PETROLEUM AND COAL PRODUCTS
229,000		Chevron Corp	15,397,960	1.87
169,337		ConocoPhillips	6,631,237	0.80
564,449	d	Exxon Mobil Corp	38,438,976	4.67
		Other	6,439,215	0.79

			66,907,388	8.13

PIPELINES, EXCEPT NATURAL GAS			1,039,361	0.13

PRIMARY METAL INDUSTRIES			6,133,932	0.74

PRINTING AND PUBLISHING			1,860,272	0.23

RAILROAD TRANSPORTATION			6,886,471	0.84

REAL ESTATE			126,542	0.02

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			2,723,177	0.33

SECURITY AND COMMODITY BROKERS
52,714		Goldman Sachs Group, Inc	5,588,738	0.67
		Other	11,313,145	1.38

			16,901,883	2.05

STONE, CLAY, AND GLASS PRODUCTS
79,016		3M Co	3,928,675	0.48
		Other	267,429	0.03

			4,196,104	0.51

TOBACCO PRODUCTS
235,867		Altria Group, Inc	3,778,589	0.46
228,859		Philip Morris International, Inc	8,142,803	0.98
		Other	1,608,277	0.20

			13,529,669	1.64

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR			$2,122,306	0.26%

TRANSPORTATION EQUIPMENT
107,971		United Technologies Corp	4,640,593	0.57
		Other	14,714,276	1.78

			19,354,869	2.35

TRANSPORTATION SERVICES			1,569,019	0.19

TRUCKING AND WAREHOUSING
113,037		United Parcel Service, Inc (Class B)	5,563,681	0.68

			5,563,681	0.68

WATER TRANSPORTATION			1,084,860	0.13

WHOLESALE TRADE-DURABLE GOODS			697,814	0.08

WHOLESALE TRADE-NONDURABLE GOODS			3,622,480	0.44

		TOTAL COMMON STOCKS (Cost $1,223,780,105)	812,249,566	98.60

Principal		Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
$80,000		Federal National Mortgage Association
		(FNMA), 4/22/2009	79,985	0.01
		Other	1,814,623	0.22

		TOTAL SHORT-TERM INVESTMENTS (Cost $1,894,608)	1,894,608	0.23

		TOTAL PORTFOLIO (Cost $1,225,674,713)	814,144,174	98.83
		OTHER ASSET & LIABILITIES, NET	9,656,220	1.17

		NET ASSETS	$823,800,394	100.00%

The following abbreviations are used in portfolio description:

SPDR - Standard & Poor’s Depository Receipts

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $748,657.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

94	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP GROWTH INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$81,983	0.14%

APPAREL AND ACCESSORY STORES
11,669	*	Kohl’s Corp	493,831	0.87
		Other	936,820	1.63

			1,430,651	2.50

APPAREL AND OTHER TEXTILE PRODUCTS			234,076	0.41

AUTO REPAIR, SERVICES AND PARKING			27,859	0.05

AUTOMOTIVE DEALERS AND SERVICE STATIONS
1,764	*	Autozone, Inc	286,862	0.50
		Other	508,515	0.89

			795,377	1.39

BUILDING MATERIALS AND GARDEN SUPPLIES			204,538	0.36

BUSINESS SERVICES
29,482	*	Activision Blizzard, Inc	308,381	0.54
9,489	*	BMC Software, Inc	313,136	0.55
14,320	*	Cognizant Technology Solutions Corp (Class A)	297,712	0.52
15,789	*	Electronic Arts, Inc	287,202	0.50
8,113	*	Fiserv, Inc	295,800	0.52
15,945	*	Intuit, Inc	430,514	0.74
26,010	*	Juniper Networks, Inc	391,710	0.68
		Other	3,482,290	6.12

			5,806,745	10.17

CHEMICALS AND ALLIED PRODUCTS
21,144		Avon Products, Inc	406,599	0.71
8,649		Ecolab, Inc	300,380	0.53
5,551		Rohm & Haas Co	437,641	0.78
		Other	2,847,939	4.97

			3,992,559	6.99

COAL MINING			429,393	0.75

COMMUNICATIONS
19,642	*	American Tower Corp (Class A)	597,707	1.06
25,626	*	Liberty Media Corp - Entertainment (Series A)	511,239	0.89
		Other	1,613,112	2.81

			2,722,058	4.76

DEPOSITORY INSTITUTIONS
9,860		Northern Trust Corp	589,825	1.03
		Other	210,179	0.37

			800,004	1.40

EATING AND DRINKING PLACES
23,488		Yum! Brands, Inc	645,450	1.14
		Other	744,925	1.29

			1,390,375	2.43

EDUCATIONAL SERVICES
6,321	*	Apollo Group, Inc (Class A)	495,124	0.86
		Other	506,291	0.89

			1,001,415	1.75

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
18,552		PPL Corp	$532,627	0.93%
		Other	1,544,726	2.71

			2,077,353	3.64

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
14,907		Altera Corp	261,618	0.46
14,377		Analog Devices, Inc	277,045	0.48
25,486	*	Broadcom Corp (Class A)	509,209	0.90
4,705		L-3 Communications Holdings, Inc	318,998	0.57
27,229	*	Nvidia Corp	268,478	0.47
13,858		Xilinx, Inc	265,519	0.46
		Other	3,329,436	5.82

			5,230,303	9.16

ENGINEERING AND MANAGEMENT SERVICES
8,777		Fluor Corp	303,245	0.53
16,060		Paychex, Inc	412,261	0.73
		Other	1,272,323	2.22

			1,987,829	3.48

FABRICATED METAL PRODUCTS
8,313		Parker Hannifin Corp	282,476	0.50
		Other	327,024	0.57

			609,500	1.07

FOOD AND KINDRED PRODUCTS
8,658		H.J. Heinz Co	286,233	0.50
		Other	554,327	0.97

			840,560	1.47

FOOD STORES
36,083	*	Starbucks Corp	400,882	0.69
		Other	190,287	0.34

			591,169	1.03

FORESTRY			13,236	0.02

FURNITURE AND FIXTURES			63,380	0.11

FURNITURE AND HOME FURNISHINGS STORES			489,624	0.86

GENERAL BUILDING CONTRACTORS			102,207	0.18

GENERAL MERCHANDISE STORES
21,057		TJX Cos, Inc	539,902	0.94
		Other	105,119	0.19

			645,021	1.13

HEALTH SERVICES
10,439	*	Express Scripts, Inc	481,970	0.84
5,512	*	Laboratory Corp of America Holdings	322,397	0.56
6,431		Quest Diagnostics, Inc	305,344	0.53
		Other	837,991	1.48

			1,947,702	3.41

HOLDING AND OTHER INVESTMENT OFFICES
37,620		iShares Russell Midcap Growth Index Fund	1,132,361	1.99
		Other	540,249	0.94

			1,672,610	2.93

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	95

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP GROWTH INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

HOTELS AND OTHER LODGING PLACES			$457,069	0.80%

INDUSTRIAL MACHINERY AND EQUIPMENT
6,839		ITT Industries, Inc	263,095	0.45
		Other	3,076,191	5.39

			3,339,286	5.84

INSTRUMENTS AND RELATED PRODUCTS
17,145	*	Agilent Technologies, Inc	263,518	0.46
15,121		Allergan, Inc	722,178	1.27
4,931		Bard (C.R.), Inc	393,098	0.69
16,849	*	St. Jude Medical, Inc	612,123	1.07
		Other	2,853,096	5.00

			4,844,013	8.49

INSURANCE AGENTS, BROKERS AND SERVICE			28,611	0.05

INSURANCE CARRIERS			246,218	0.43

JUSTICE, PUBLIC ORDER AND SAFETY			68,508	0.12

LEATHER AND LEATHER PRODUCTS
15,959	*	Coach, Inc	266,515	0.47

			266,515	0.47

LEGAL SERVICES			123,601	0.22

METAL MINING			149,736	0.26

MISCELLANEOUS MANUFACTURING INDUSTRIES			81,003	0.14

MISCELLANEOUS RETAIL			755,093	1.32

MOTION PICTURES			87,382	0.15

NONDEPOSITORY INSTITUTIONS			145,124	0.25

OIL AND GAS EXTRACTION
7,644		Range Resources Corp	314,628	0.55
16,970	*	Southwestern Energy Co	503,840	0.89
		Other	2,329,954	4.07

			3,148,422	5.51

PAPER AND ALLIED PRODUCTS			70,987	0.12

PERSONAL SERVICES
16,087		H&R Block, Inc	292,622	0.51
		Other	29,328	0.05

			321,950	0.56

PETROLEUM AND COAL PRODUCTS
9,418		Murphy Oil Corp	421,644	0.73
		Other	265,921	0.47

			687,565	1.20

PRIMARY METAL INDUSTRIES
6,905		Precision Castparts Corp	413,611	0.73
		Other	313,324	0.54

			726,935	1.27

PRINTING AND PUBLISHING			426,910	0.75

RAILROAD TRANSPORTATION			45,743	0.08

REAL ESTATE			93,649	0.16

Shares		Company	Value	% of net assets

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			$48,628	0.09%

SECURITY AND COMMODITY BROKERS
12,876		T Rowe Price Group, Inc	371,600	0.66
		Other	1,284,786	2.24

			1,656,386	2.90

SPECIAL TRADE CONTRACTORS			161,712	0.28

STONE, CLAY, AND GLASS PRODUCTS			314,496	0.55

TOBACCO PRODUCTS
4,528		Lorillard, Inc	279,559	0.49

			279,559	0.49

TRANSPORTATION BY AIR			96,220	0.17

TRANSPORTATION EQUIPMENT			532,783	0.93

TRANSPORTATION SERVICES
8,464		CH Robinson Worldwide, Inc	386,042	0.68
10,558		Expeditors International Washington, Inc	298,686	0.52
		Other	59,003	0.10

			743,731	1.30

TRUCKING AND WAREHOUSING			193,315	0.34

WATER TRANSPORTATION			114,390	0.20

WHOLESALE TRADE-DURABLE GOODS
3,798		W.W. Grainger, Inc	266,543	0.47
		Other	352,084	0.61

			618,627	1.08

WHOLESALE TRADE-NONDURABLE GOODS			872,614	1.53

		TOTAL COMMON STOCKS (Cost $78,993,308)	56,934,308	99.64

RIGHTS/WARRANTS

EATING AND DRINKING PLACES			1	0.00 **

		TOTAL RIGHTS/WARRANTS (Cost $0)	1	0.00 **

		TOTAL PORTFOLIO (Cost $78,993,308)	56,934,309	99.64
		OTHER ASSET & LIABILITIES, NET	208,169	0.36

		NET ASSETS	$57,142,478	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

96	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP VALUE INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$128,202	0.09%

APPAREL AND ACCESSORY STORES			1,325,953	0.95

APPAREL AND OTHER TEXTILE PRODUCTS
12,131		VF Corp	692,802	0.50
		Other	100,987	0.07

			793,789	0.57

AUTO REPAIR, SERVICES AND PARKING			318,372	0.23

AUTOMOTIVE DEALERS AND SERVICE STATIONS			692,936	0.50

BUSINESS SERVICES
21,029	*	Computer Sciences Corp	774,709	0.56
27,391		Moody’s Corp	627,802	0.45
102,749	*	Sun Microsystems, Inc	752,123	0.54
		Other	3,884,438	2.79

			6,039,072	4.34

CHEMICALS AND ALLIED PRODUCTS
13,237		Clorox Co	681,441	0.49
38,724	*	Forest Laboratories, Inc	850,378	0.62
18,940	*	Hospira, Inc	584,488	0.42
20,316		PPG Industries, Inc	749,659	0.55
		Other	4,644,882	3.32

			7,510,848	5.40

COMMUNICATIONS
31,137	*	Crown Castle International Corp	635,506	0.45
		Other	3,925,968	2.83

			4,561,474	3.28

DEPOSITORY INSTITUTIONS
48,148		People’s United Financial, Inc	865,221	0.62
		Other	7,286,257	5.24

			8,151,478	5.86

EDUCATIONAL SERVICES			298,086	0.21

ELECTRIC, GAS, AND SANITARY SERVICES
29,150		Ameren Corp	675,989	0.49
55,875		American Electric Power Co, Inc	1,411,403	1.01
37,933		Consolidated Edison, Inc	1,502,526	1.08
22,693		DTE Energy Co	628,596	0.45
45,336		Edison International	1,306,130	0.94
49,708		PG&E Corp	1,899,839	1.36
38,555		Progress Energy, Inc	1,398,004	1.00
34,842		Sempra Energy	1,611,094	1.16
16,273		Wisconsin Energy Corp	669,959	0.48
62,905		Xcel Energy, Inc	1,171,920	0.84
		Other	10,758,325	7.73

			23,033,785	16.54

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			4,400,597	3.16

ENGINEERING AND MANAGEMENT SERVICES			926,382	0.67

FABRICATED METAL PRODUCTS			2,029,969	1.46

Shares		Company	Value	% of net assets

FOOD AND KINDRED PRODUCTS
16,910		Bunge Ltd	$957,952	0.69%
63,026		ConAgra Foods, Inc	1,063,250	0.76
35,268	*	Dr Pepper Snapple Group, Inc	596,382	0.43
19,497		H.J. Heinz Co	644,571	0.46
98,267		Sara Lee Corp	793,997	0.57
		Other	4,825,935	3.47

			8,882,087	6.38

FOOD STORES
60,940		Safeway, Inc	1,230,379	0.89
		Other	421,674	0.30

			1,652,053	1.19

FORESTRY
29,396		Weyerhaeuser Co	810,448	0.58
		Other	288,178	0.21

			1,098,626	0.79

FURNITURE AND FIXTURES			748,984	0.54

FURNITURE AND HOME FURNISHINGS STORES			423,528	0.30

GENERAL BUILDING CONTRACTORS			1,800,701	1.29

GENERAL MERCHANDISE STORES
17,918		Family Dollar Stores, Inc	597,924	0.43
30,856		JC Penney Co, Inc	619,279	0.45
		Other	1,174,576	0.84

			2,391,779	1.72

HEALTH SERVICES
18,569		AmerisourceBergen Corp	606,464	0.44
		Other	1,538,632	1.10

			2,145,096	1.54

HOLDING AND OTHER INVESTMENT OFFICES
74,759		Annaly Mortgage Management, Inc	1,036,906	0.74
37,578		Equity Residential	689,556	0.50
113,043		iShares Russell Midcap Value Index Fund	2,692,683	1.92
17,596		Public Storage, Inc	972,179	0.70
18,850		Vornado Realty Trust	626,574	0.45
		Other	7,040,429	5.06

			13,058,327	9.37

HOTELS AND OTHER LODGING PLACES			200,823	0.14

INDUSTRIAL MACHINERY AND EQUIPMENT			3,456,402	2.48

INSTRUMENTS AND RELATED PRODUCTS			1,376,210	0.99

INSURANCE AGENTS, BROKERS AND SERVICE
38,634		AON Corp	1,577,039	1.12
71,173		Marsh & McLennan Cos, Inc	1,441,253	1.04
		Other	626,229	0.46

			3,644,521	2.62

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	97

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP VALUE INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
33,643		Cigna Corp	$591,780	0.43%
8,618		Everest Re Group Ltd	610,153	0.44
94,278		Progressive Corp	1,267,095	0.90
48,178		UnumProvident Corp	602,224	0.43
		Other	9,240,439	6.64

			12,311,691	8.84

JUSTICE, PUBLIC ORDER AND SAFETY			26,248	0.02

MISCELLANEOUS MANUFACTURING INDUSTRIES			900,175	0.65

MISCELLANEOUS RETAIL			366,927	0.26

MOTION PICTURES			769,100	0.55

NONDEPOSITORY INSTITUTIONS			1,142,671	0.82

NONMETALLIC MINERALS, EXCEPT FUELS
15,223		Vulcan Materials Co	674,227	0.48

			674,227	0.48

OIL AND GAS EXTRACTION
22,428		Noble Energy, Inc	1,208,420	0.86
		Other	3,683,422	2.65

			4,891,842	3.51

PAPER AND ALLIED PRODUCTS			1,573,287	1.13

PERSONAL SERVICES			592,410	0.43

PETROLEUM AND COAL PRODUCTS			447,996	0.32

PIPELINES, EXCEPT NATURAL GAS
88,059		Spectra Energy Corp	1,245,154	0.89

			1,245,154	0.89

PRIMARY METAL INDUSTRIES			482,105	0.35

PRINTING AND PUBLISHING			1,459,948	1.05

RAILROAD TRANSPORTATION			28,407	0.02

REAL ESTATE			224,409	0.16

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			626,875	0.45

SECURITY AND COMMODITY BROKERS
30,914		Ameriprise Financial, Inc	633,429	0.45
47,148		Invesco Ltd	653,472	0.48
		Other	1,087,225	0.78

			2,374,126	1.71

SPECIAL TRADE CONTRACTORS			129,987	0.09

STONE, CLAY, AND GLASS PRODUCTS			414,333	0.30

TEXTILE MILL PRODUCTS			231,970	0.17

TOBACCO PRODUCTS
11,512		Lorillard, Inc	710,751	0.51
		Other	524,879	0.38

			1,235,630	0.89

Shares		Company	Value	% of net assets

TRANSPORTATION BY AIR
101,852		Southwest Airlines Co	$644,723	0.47%
		Other	593,170	0.42

			1,237,893	0.89

TRANSPORTATION EQUIPMENT
320,936	*	Ford Motor Co	844,062	0.60
22,745		Genuine Parts Co	679,166	0.49
		Other	750,305	0.54

			2,273,533	1.63

TRANSPORTATION SERVICES			155,396	0.11

TRUCKING AND WAREHOUSING			93,075	0.07

WATER TRANSPORTATION			414,791	0.30

WHOLESALE TRADE-DURABLE GOODS			1,026,952	0.74

WHOLESALE TRADE-NONDURABLE GOODS			287,953	0.21

		TOTAL COMMON STOCKS
		(Cost $251,388,557)	138,729,191	99.65

		TOTAL PORTFOLIO
		(Cost $251,388,557)	138,729,191	99.65
		OTHER ASSET & LIABILITIES, NET	487,952	0.35

		NET ASSETS	$139,217,143	100.00%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

98	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MID-CAP BLEND INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$130,885	0.12%

APPAREL AND ACCESSORY STORES
15,592	*	Kohl’s Corp	659,852	0.60
		Other	1,282,404	1.18

			1,942,256	1.78

APPAREL AND OTHER TEXTILE PRODUCTS			523,783	0.48

AUTO REPAIR, SERVICES AND PARKING			149,584	0.14

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,055,272	0.97

BUILDING MATERIALS AND GARDEN SUPPLIES			211,709	0.19

BUSINESS SERVICES
19,465		CA, Inc	342,779	0.31
16,087	*	Intuit, Inc	434,350	0.40
26,345	*	Juniper Networks, Inc	396,757	0.36
		Other	6,908,895	6.35

			8,082,781	7.42

CHEMICALS AND ALLIED PRODUCTS
21,414		Avon Products, Inc	411,791	0.38
6,915		Clorox Co	355,984	0.33
6,650		Rohm & Haas Co	524,286	0.49
		Other	5,490,842	5.02

			6,782,903	6.22

COAL MINING			438,254	0.40

COMMUNICATIONS
20,050	*	American Tower Corp (Class A)	610,121	0.56
25,924	*	Liberty Media Corp - Entertainment (Series A)	517,184	0.47
		Other	3,287,960	3.02

			4,415,265	4.05

DEPOSITORY INSTITUTIONS
11,118		Northern Trust Corp	665,078	0.60
		Other	3,123,113	2.88

			3,788,191	3.48

EATING AND DRINKING PLACES
23,752		Yum! Brands, Inc	652,704	0.60
		Other	763,003	0.70

			1,415,707	1.30

EDUCATIONAL SERVICES
6,394	*	Apollo Group, Inc (Class A)	500,842	0.46
		Other	628,103	0.58

			1,128,945	1.04

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
20,141		American Electric Power Co, Inc	$508,762	0.47%
13,791		Consolidated Edison, Inc	546,261	0.50
16,363		Edison International	471,418	0.43
18,059	d	PG&E Corp	690,214	0.64
18,860		PPL Corp	541,470	0.50
14,034		Progress Energy, Inc	508,873	0.47
12,663		Sempra Energy	585,536	0.55
22,889		Xcel Energy, Inc	426,422	0.39
		Other	6,205,903	5.68

			10,484,859	9.63

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
25,795	*	Broadcom Corp (Class A)	515,385	0.48
6,154		L-3 Communications Holdings, Inc	417,242	0.39
		Other	5,992,177	5.49

			6,924,804	6.36

ENGINEERING AND MANAGEMENT SERVICES
16,244		Paychex, Inc	416,982	0.39
		Other	1,942,457	1.77

			2,359,439	2.16

FABRICATED METAL PRODUCTS			1,349,044	1.24

FOOD AND KINDRED PRODUCTS
6,114		Bunge Ltd	346,358	0.32
22,760		ConAgra Foods, Inc	383,960	0.35
15,812		H.J. Heinz Co	522,744	0.47
		Other	2,817,010	2.59

			4,070,072	3.73

FOOD STORES
21,943		Safeway, Inc	443,029	0.41
36,529	*	Starbucks Corp	405,837	0.37
		Other	352,415	0.32

			1,201,281	1.10

FORESTRY			413,396	0.38

FURNITURE AND FIXTURES			331,468	0.30

FURNITURE AND HOME FURNISHINGS STORES			656,184	0.60

GENERAL BUILDING CONTRACTORS			741,664	0.68

GENERAL MERCHANDISE STORES
21,303		TJX Cos, Inc	546,208	0.50
		Other	973,435	0.89

			1,519,643	1.39

HEALTH SERVICES
10,549	*	Express Scripts, Inc	487,047	0.46
8,008		Quest Diagnostics, Inc	380,220	0.35
		Other	1,895,056	1.72

			2,762,323	2.53

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	99

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MID-CAP BLEND INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

HOLDING AND OTHER INVESTMENT OFFICES
26,960		Annaly Mortgage Management, Inc	$373,935	0.34%
34,170		iShares Russell Midcap Index Fund	1,845,523	1.68
6,408		Public Storage, Inc	354,042	0.32
		Other	3,591,098	3.31

			6,164,598	5.65

HOTELS AND OTHER LODGING PLACES			537,794	0.49

INDUSTRIAL MACHINERY AND EQUIPMENT
9,114		ITT Industries, Inc	350,617	0.32
		Other	4,324,616	3.97

			4,675,233	4.29

INSTRUMENTS AND RELATED PRODUCTS
15,386		Allergan, Inc	734,834	0.66
4,982		Bard (C.R.), Inc	397,165	0.36
17,151	*	St. Jude Medical, Inc	623,095	0.57
		Other	3,686,286	3.40

			5,441,380	4.99

INSURANCE AGENTS, BROKERS AND SERVICE
14,027		AON Corp	572,582	0.52
25,680		Marsh & McLennan Cos, Inc	520,020	0.48
		Other	261,386	0.24

			1,353,988	1.24

INSURANCE CARRIERS
34,251		Progressive Corp	460,334	0.43
		Other	4,265,817	3.91

			4,726,151	4.34

JUSTICE, PUBLIC ORDER AND SAFETY			76,886	0.07

LEATHER AND LEATHER PRODUCTS			268,987	0.25

LEGAL SERVICES			122,166	0.11

METAL MINING			153,483	0.14

MISCELLANEOUS MANUFACTURING INDUSTRIES			406,689	0.37

MISCELLANEOUS RETAIL			905,675	0.83

MOTION PICTURES			363,376	0.33

NONDEPOSITORY INSTITUTIONS			566,405	0.52

NONMETALLIC MINERALS, EXCEPT FUELS			243,108	0.22

OIL AND GAS EXTRACTION
8,643		Noble Energy, Inc	465,684	0.44
17,266	*	Southwestern Energy Co	512,627	0.48
		Other	4,001,792	3.65

			4,980,103	4.57

PAPER AND ALLIED PRODUCTS			650,222	0.60

PERSONAL SERVICES			543,736	0.50

PETROLEUM AND COAL PRODUCTS
9,533		Murphy Oil Corp	426,792	0.39
		Other	445,757	0.41

			872,549	0.80

PIPELINES, EXCEPT NATURAL GAS
31,776		Spectra Energy Corp	449,313	0.41

			449,313	0.41

Shares	Company	Value	% of net assets

PRIMARY METAL INDUSTRIES
6,996	Precision Castparts Corp	$419,061	0.38%
	Other	491,082	0.45

		910,143	0.83

PRINTING AND PUBLISHING
16,220	McGraw-Hill Cos, Inc	370,951	0.33
	Other	595,695	0.56

		966,646	0.89

RAILROAD TRANSPORTATION		56,051	0.05

REAL ESTATE		173,747	0.16

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		274,657	0.25

SECURITY AND COMMODITY BROKERS
13,050	T Rowe Price Group, Inc	376,624	0.36
	Other	2,182,070	1.99

		2,558,694	2.35

SPECIAL TRADE CONTRACTORS		215,594	0.20

STONE, CLAY, AND GLASS PRODUCTS		465,404	0.43

TEXTILE MILL PRODUCTS		86,324	0.08

TOBACCO PRODUCTS
8,727	Lorillard, Inc	538,805	0.49
	Other	192,325	0.18

		731,130	0.67

TRANSPORTATION BY AIR		547,649	0.50

TRANSPORTATION EQUIPMENT		1,378,765	1.26

TRANSPORTATION SERVICES
8,574	CH Robinson Worldwide, Inc	391,059	0.36
	Other	425,221	0.39

		816,280	0.75

TRUCKING AND WAREHOUSING		233,263	0.21

WATER TRANSPORTATION		268,696	0.25

WHOLESALE TRADE-DURABLE GOODS		1,001,281	0.92

WHOLESALE TRADE-NONDURABLE GOODS		1,001,965	0.92

	TOTAL COMMON STOCKS (Cost $163,433,524)	108,067,843	99.13

RIGHTS/WARRANTS

EATING AND DRINKING PLACES		0	0.00

	TOTAL RIGHTS/WARRANTS (Cost $0)	0	0.00

	TOTAL PORTFOLIO (Cost $163,433,524)	108,067,843	99.13
	OTHER ASSET & LIABILITIES, NET	943,789	0.87

	NET ASSETS	$109,011,632	100.00%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $36,538.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

100	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP GROWTH INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-LIVESTOCK			$94,038	0.08%

AGRICULTURAL SERVICES			80,137	0.07

AMUSEMENT AND RECREATION SERVICES			975,132	0.83

APPAREL AND ACCESSORY STORES
23,899	*	Aeropostale, Inc	634,758	0.54
		Other	1,245,107	1.06

			1,879,865	1.60

APPAREL AND OTHER TEXTILE PRODUCTS
16,190	*	Warnaco Group, Inc	388,560	0.34
		Other	349,446	0.29

			738,006	0.63

AUTO REPAIR, SERVICES AND PARKING			328,334	0.28

BUILDING MATERIALS AND GARDEN SUPPLIES			43,223	0.04

BUSINESS SERVICES
13,194	*	Digital River, Inc	393,445	0.32
31,527	*	Informatica Corp	418,048	0.35
24,659		Jack Henry & Associates, Inc	402,435	0.33
14,425	*	NetFlix, Inc	619,121	0.52
38,842	*	Parametric Technology Corp	387,643	0.32
23,736	*	Sybase, Inc	718,962	0.60
		Other	14,634,001	12.49

			17,573,655	14.93

CHEMICALS AND ALLIED PRODUCTS
29,163	*d	Alexion Pharmaceuticals, Inc	1,098,278	0.94
33,958	*	Alkermes, Inc	411,911	0.35
14,639	*	Auxilium Pharmaceuticals, Inc	405,793	0.34
25,028	*	Immucor, Inc	629,453	0.54
19,871	*	Onyx Pharmaceuticals, Inc	567,316	0.48
20,419	*	OSI Pharmaceuticals, Inc	781,230	0.67
9,414	*	United Therapeutics Corp	622,170	0.54
		Other	9,263,512	7.85

			13,779,663	11.71

COAL MINING			230,394	0.20

COMMUNICATIONS			2,823,029	2.40

DEPOSITORY INSTITUTIONS			1,507,251	1.28

EATING AND DRINKING PLACES
122,172		Wendy’s/Arby’s Group, Inc (Class A)	614,526	0.51
		Other	2,343,894	2.00

			2,958,420	2.51

EDUCATIONAL SERVICES
30,466	*	Corinthian Colleges, Inc	592,564	0.51
		Other	355,660	0.30

			948,224	0.81

ELECTRIC, GAS, AND SANITARY SERVICES
17,643		ITC Holdings Corp	769,587	0.64
28,443	*	Waste Connections, Inc	730,985	0.62
		Other	892,859	0.77

			2,393,431	2.03

Shares		Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
16,174	*	InterDigital, Inc	$417,614	0.34%
28,908	*	Polycom, Inc	444,895	0.37
		Other	8,705,509	7.42

			9,568,018	8.13

ENGINEERING AND MANAGEMENT SERVICES
22,922	*	CV Therapeutics, Inc	455,689	0.39
32,113	*	Isis Pharmaceuticals, Inc	482,016	0.41
31,868	*	Myriad Genetics, Inc	1,449,038	1.24
20,919	*	Tetra Tech, Inc	426,329	0.36
10,100		Watson Wyatt & Co Holdings (Class A)	498,637	0.43
		Other	3,863,361	3.27

			7,175,070	6.10

FABRICATED METAL PRODUCTS			1,016,903	0.86

FISHING, HUNTING, AND TRAPPING			17,113	0.01

FOOD AND KINDRED PRODUCTS
16,769		Flowers Foods, Inc	393,735	0.32
		Other	1,244,432	1.07

			1,638,167	1.39

FOOD STORES			217,196	0.18

FURNITURE AND FIXTURES			251,431	0.21

FURNITURE AND HOME FURNISHINGS STORES			183,682	0.16

GENERAL BUILDING CONTRACTORS			297,565	0.25

GENERAL MERCHANDISE STORES			88,868	0.08

HEALTH SERVICES			2,150,159	1.83

HEAVY CONSTRUCTION, EXCEPT BUILDING			280,335	0.24

HOLDING AND OTHER INVESTMENT OFFICES
50,285		iShares Russell 2000 Growth Index Fund	2,312,105	1.95
		Other	1,749,356	1.50

			4,061,461	3.45

HOTELS AND OTHER LODGING PLACES			244,816	0.21

INDUSTRIAL MACHINERY AND EQUIPMENT
13,510		Curtiss-Wright Corp	378,956	0.33
29,164	*	Micros Systems, Inc	546,825	0.47
		Other	5,151,622	4.36

			6,077,403	5.16

INSTRUMENTS AND RELATED PRODUCTS
6,744	*	Bio-Rad Laboratories, Inc (Class A)	444,430	0.38
9,167	*	Haemonetics Corp	504,918	0.42
16,394	*	Masimo Corp	475,098	0.40
12,701	*	NuVasive, Inc	398,557	0.34
20,823		STERIS Corp	484,759	0.41
19,375	*	Thoratec Corp	497,744	0.42
		Other	7,113,160	6.06

			9,918,666	8.43

INSURANCE AGENTS, BROKERS AND SERVICE			40,859	0.03

INSURANCE CARRIERS			658,704	0.56

JUSTICE, PUBLIC ORDER AND SAFETY			279,134	0.24

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	101

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP GROWTH INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

LEATHER AND LEATHER PRODUCTS			$477,636	0.41%

LEGAL SERVICES			75,913	0.06

LOCAL AND INTERURBAN PASSENGER TRANSIT			44,574	0.04

LUMBER AND WOOD PRODUCTS			208,380	0.18

METAL MINING			137,717	0.12

MISCELLANEOUS MANUFACTURING INDUSTRIES			156,712	0.13

MISCELLANEOUS RETAIL
17,382	*	Marvel Entertainment, Inc	461,493	0.39
		Other	1,407,217	1.20

			1,868,710	1.59

MOTION PICTURES
45,886	*	tw telecom inc (Class A)	401,503	0.34
		Other	290,764	0.25

			692,267	0.59

NONDEPOSITORY INSTITUTIONS			604,271	0.51

NONMETALLIC MINERALS, EXCEPT FUELS			410,959	0.35

OIL AND GAS EXTRACTION
16,183	*	Comstock Resources, Inc	482,253	0.41
19,666	*	Concho Resources, Inc	503,252	0.43
50,183	*	EXCO Resources, Inc	501,830	0.43
		Other	2,544,525	2.16

			4,031,860	3.43

PAPER AND ALLIED PRODUCTS			240,221	0.20

PERSONAL SERVICES			579,985	0.49

PETROLEUM AND COAL PRODUCTS			341,248	0.29

PRIMARY METAL INDUSTRIES			743,735	0.63

PRINTING AND PUBLISHING
15,676	*	VistaPrint Ltd	430,934	0.37
		Other	247,460	0.21

			678,394	0.58

RAILROAD TRANSPORTATION			164,964	0.14

REAL ESTATE			138,984	0.12

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
22,093		Tupperware Corp	375,360	0.32
11,496		West Pharmaceutical Services, Inc	377,184	0.32
		Other	403,756	0.34

			1,156,300	0.98

SECURITY AND COMMODITY BROKERS
6,477		Greenhill & Co, Inc	478,325	0.42
		Other	906,779	0.76

			1,385,104	1.18

SOCIAL SERVICES			27,184	0.02

SPECIAL TRADE CONTRACTORS			653,360	0.56

STONE, CLAY, AND GLASS PRODUCTS			474,917	0.40

TEXTILE MILL PRODUCTS			60,884	0.05

Shares		Company	Value	% of net assets

TOBACCO PRODUCTS			$155,140	0.13%

TRANSPORTATION BY AIR			543,784	0.46

TRANSPORTATION EQUIPMENT
11,850	*	TransDigm Group, Inc	389,155	0.32
14,990		Westinghouse Air Brake Technologies Corp	395,437	0.33
		Other	1,605,961	1.38

			2,390,553	2.03

TRANSPORTATION SERVICES			240,414	0.20

TRUCKING AND WAREHOUSING			514,163	0.44

WATER TRANSPORTATION			983,596	0.84

WHOLESALE TRADE-DURABLE GOODS
13,309		Owens & Minor, Inc	440,926	0.38
19,675	*	Solera Holdings, Inc	487,546	0.42
		Other	1,915,692	1.62

			2,844,164	2.42

WHOLESALE TRADE-NONDURABLE GOODS
51,877		Allscripts Healthcare Solutions, Inc	533,815	0.45
		Other	1,343,899	1.15

			1,877,714	1.60

		TOTAL COMMON STOCKS (Cost $168,355,628)	115,422,159	98.09

		TOTAL PORTFOLIO (Cost $168,355,628)	115,422,159	98.09
		OTHER ASSET & LIABILITIES, NET	2,252,936	1.91

		NET ASSETS	$117,675,095	100.00%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $143,202.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

102	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL CAP VALUE INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$154,543	0.12%

AGRICULTURAL PRODUCTION-LIVESTOCK			140,883	0.11

AMUSEMENT AND RECREATION SERVICES			415,385	0.33

APPAREL AND ACCESSORY STORES
21,492	*	Carter’s, Inc	404,264	0.33
		Other	2,065,419	1.66

			2,469,683	1.99

APPAREL AND OTHER TEXTILE PRODUCTS			318,629	0.26

AUTO REPAIR, SERVICES AND PARKING			315,310	0.25

AUTOMOTIVE DEALERS AND SERVICE STATIONS			246,839	0.20

BUILDING MATERIALS AND GARDEN SUPPLIES			11,096	0.01

BUSINESS SERVICES
153,287	*	3Com Corp	473,657	0.39
17,272		Aaron Rents, Inc	460,472	0.37
32,609	*	Perot Systems Corp (Class A)	420,004	0.34
25,387	*	Rent-A-Center, Inc	491,745	0.41
66,299	*	TIBCO Software, Inc	389,175	0.31
		Other	6,475,488	5.19

			8,710,541	7.01

CHEMICALS AND ALLIED PRODUCTS
28,452		Olin Corp	406,009	0.33
18,294		Sensient Technologies Corp	429,908	0.35
		Other	3,026,059	2.43

			3,861,976	3.11

COAL MINING			3,737	0.00

COMMUNICATIONS			2,143,808	1.73

DEPOSITORY INSTITUTIONS
45,231		First Niagara Financial Group, Inc	493,017	0.39
30,830		FirstMerit Corp	561,105	0.44
23,097		Glacier Bancorp, Inc	362,853	0.29
41,327		NewAlliance Bancshares, Inc	485,178	0.39
14,938		Prosperity Bancshares, Inc	408,553	0.33
11,845		UMB Financial Corp	503,293	0.40
		Other	15,246,715	12.29

			18,060,714	14.53

EATING AND DRINKING PLACES			1,167,167	0.94

EDUCATIONAL SERVICES			88,002	0.07

ELECTRIC, GAS, AND SANITARY SERVICES
22,891		Cleco Corp	496,506	0.40
17,224		Idacorp, Inc	402,353	0.32
15,959		New Jersey Resources Corp	542,287	0.44
17,215		Nicor, Inc	572,054	0.46
10,051		Northwest Natural Gas Co	436,414	0.35
27,952		Piedmont Natural Gas Co, Inc	723,678	0.59
28,493		Portland General Electric Co	501,192	0.40
11,297		South Jersey Industries, Inc	395,395	0.32
13,059		Unisource Energy Corp	368,133	0.30
39,973		Westar Energy, Inc	700,727	0.57

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES—continued
18,859		WGL Holdings, Inc	$618,575	0.50%
		Other	4,908,220	3.94

			10,665,534	8.59

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
12,230		Regal-Beloit Corp	374,726	0.31
		Other	6,764,544	5.44

			7,139,270	5.75

ENGINEERING AND MANAGEMENT SERVICES			1,156,956	0.93

FABRICATED METAL PRODUCTS			1,382,986	1.11

FOOD AND KINDRED PRODUCTS
19,171	*d	Ralcorp Holdings, Inc	1,032,933	0.82
		Other	1,826,587	1.48

			2,859,520	2.30

FOOD STORES			909,570	0.73

FURNITURE AND FIXTURES			626,187	0.50

FURNITURE AND HOME FURNISHINGS STORES			128,353	0.10

GENERAL BUILDING CONTRACTORS			782,186	0.63

GENERAL MERCHANDISE STORES
19,263		Casey’s General Stores, Inc	513,551	0.41
		Other	457,328	0.37

			970,879	0.78

HEALTH SERVICES
13,892	*	Magellan Health Services, Inc	506,225	0.40
		Other	1,366,888	1.11

			1,873,113	1.51

HEAVY CONSTRUCTION, EXCEPT BUILDING
12,597		Granite Construction, Inc	472,135	0.38
		Other	169,673	0.14

			641,808	0.52

HOLDING AND OTHER INVESTMENT OFFICES
15,954		Corporate Office Properties Trust	396,138	0.32
22,858		Highwoods Properties, Inc	489,618	0.39
76,745		iShares Russell 2000 Value Index Fund	3,028,359	2.43
84,840		MFA Mortgage Investments, Inc	498,859	0.40
29,820		National Retail Properties, Inc	472,349	0.38
27,435		Omega Healthcare Investors, Inc	386,285	0.31
38,582		Realty Income Corp	726,114	0.57
45,664		Senior Housing Properties Trust	640,210	0.51
		Other	7,830,250	6.33

			14,468,182	11.64

HOTELS AND OTHER LODGING PLACES			470,381	0.38

INDUSTRIAL MACHINERY AND EQUIPMENT			2,804,945	2.26

INSTRUMENTS AND RELATED PRODUCTS			2,988,483	2.41

INSURANCE AGENTS, BROKERS AND SERVICE			118,535	0.10

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	103

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL CAP VALUE INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

INSURANCE CARRIERS
20,338	*	AMERIGROUP Corp	$560,109	0.45%
32,487		Aspen Insurance Holdings Ltd	729,659	0.58
21,218		IPC Holdings Ltd	573,735	0.46
21,472		Max Re Capital Ltd	370,177	0.30
35,513		Montpelier Re Holdings Ltd	460,248	0.37
20,159		Platinum Underwriters Holdings Ltd	571,709	0.46
12,206	*	ProAssurance Corp	569,044	0.46
24,529		Validus Holdings Ltd	580,847	0.47
		Other	6,447,572	5.19

			10,863,100	8.74

LEATHER AND LEATHER PRODUCTS			574,294	0.46

LOCAL AND INTERURBAN PASSENGER TRANSIT			64,350	0.05

LUMBER AND WOOD PRODUCTS			323,868	0.26

METAL MINING
11,106		Royal Gold, Inc	519,316	0.42
		Other	526,234	0.42

			1,045,550	0.84

MISCELLANEOUS MANUFACTURING INDUSTRIES			458,059	0.37

MISCELLANEOUS RETAIL			939,311	0.76

MOTION PICTURES
28,849	*	Macrovision Solutions Corp	513,224	0.41
		Other	281,395	0.23

			794,619	0.64

NONDEPOSITORY INSTITUTIONS			1,718,856	1.38

NONMETALLIC MINERALS, EXCEPT FUELS			443,622	0.36

OIL AND GAS EXTRACTION			1,252,406	1.01

PAPER AND ALLIED PRODUCTS			640,076	0.52

PERSONAL SERVICES			652,795	0.53

PETROLEUM AND COAL PRODUCTS			382,579	0.31

PRIMARY METAL INDUSTRIES			1,460,276	1.18

PRINTING AND PUBLISHING			741,488	0.60

RAILROAD TRANSPORTATION			66,321	0.05

REAL ESTATE			256,882	0.21

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			367,726	0.30

SECURITY AND COMMODITY BROKERS
31,402	*	Knight Capital Group, Inc (Class A)	462,864	0.38
9,674	*	Stifel Financial Corp	418,981	0.35
		Other	1,095,419	0.86

			1,977,264	1.59

SOCIAL SERVICES			160,038	0.13

SPECIAL TRADE CONTRACTORS			943,715	0.76

STONE, CLAY, AND GLASS PRODUCTS			89,226	0.07

TEXTILE MILL PRODUCTS			134,055	0.11

Shares	Company	Value	% of net assets

TOBACCO PRODUCTS	$287,292	0.23%

TRANSPORTATION BY AIR	1,529,765	1.23

TRANSPORTATION EQUIPMENT	1,804,601	1.45

TRANSPORTATION SERVICES	156,137	0.13

TRUCKING AND WAREHOUSING	973,630	0.78

WATER TRANSPORTATION	606,499	0.49

WHOLESALE TRADE-DURABLE GOODS	861,054	0.69

WHOLESALE TRADE-NONDURABLE GOODS	2,224,374	1.79

TOTAL COMMON STOCKS
(Cost $217,311,249)	122,889,029	98.92

TOTAL PORTFOLIO
(Cost $217,311,249)	122,889,029	98.92
OTHER ASSET & LIABILITIES, NET	1,345,487	1.08

NET ASSETS	$124,234,516	100.00%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $84,080.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

104	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AGRICULTURAL PRODUCTION-CROPS			$99,919	0.06%

AGRICULTURAL PRODUCTION-LIVESTOCK			155,592	0.09

AGRICULTURAL SERVICES			54,940	0.03

AMUSEMENT AND RECREATION SERVICES			948,609	0.57

APPAREL AND ACCESSORY STORES
16,577	*	Aeropostale, Inc	440,286	0.27
		Other	2,478,574	1.48

			2,918,860	1.75

APPAREL AND OTHER TEXTILE PRODUCTS			708,612	0.43

AUTO REPAIR, SERVICES AND PARKING			429,166	0.26

AUTOMOTIVE DEALERS AND SERVICE STATIONS			157,856	0.09

BUILDING MATERIALS AND GARDEN SUPPLIES			37,618	0.02

BUSINESS SERVICES
10,033	*	NetFlix, Inc	430,616	0.27
19,681	*	Sybase, Inc	596,138	0.37
		Other	16,915,807	10.13

			17,942,561	10.77

CHEMICALS AND ALLIED PRODUCTS
20,298	*d	Alexion Pharmaceuticals, Inc	764,424	0.45
17,374	*	Immucor, Inc	436,956	0.25
13,810	*	Onyx Pharmaceuticals, Inc	394,276	0.24
14,209	*	OSI Pharmaceuticals, Inc	543,636	0.32
6,534	*	United Therapeutics Corp	431,832	0.25
		Other	9,504,032	5.73

			12,075,156	7.24

COAL MINING			162,342	0.10

COMMUNICATIONS			3,357,924	2.01

DEPOSITORY INSTITUTIONS
20,076		FirstMerit Corp	365,383	0.21
		Other	12,443,595	7.48

			12,808,978	7.69

EATING AND DRINKING PLACES
14,572	*	Jack in the Box, Inc	339,382	0.21
98,582		Wendy’s/Arby’s Group, Inc (Class A)	495,866	0.31
		Other	1,997,964	1.18

			2,833,212	1.70

EDUCATIONAL SERVICES
21,119	*	Corinthian Colleges, Inc	410,765	0.24
		Other	294,507	0.18

			705,272	0.42

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
12,283		ITC Holdings Corp	$535,783	0.33%
10,409		New Jersey Resources Corp	353,698	0.21
11,196		Nicor, Inc	372,043	0.22
18,330		Piedmont Natural Gas Co, Inc	474,564	0.29
19,768	*	Waste Connections, Inc	508,038	0.31
26,056		Westar Energy, Inc	456,762	0.28
12,276		WGL Holdings, Inc	402,653	0.24
		Other	5,514,549	3.29

			8,618,090	5.17

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
54,261	*	PMC - Sierra, Inc	346,186	0.22
		Other	10,970,520	6.57

			11,316,706	6.79

ENGINEERING AND MANAGEMENT SERVICES
22,166	*d	Myriad Genetics, Inc	1,007,889	0.61
10,566		Watson Wyatt & Co Holdings (Class A)	521,643	0.32
		Other	4,208,659	2.51

			5,738,191	3.44

FABRICATED METAL PRODUCTS			1,591,583	0.95

FISHING, HUNTING, AND TRAPPING			11,850	0.01

FOOD AND KINDRED PRODUCTS
19,146		Flowers Foods, Inc	449,548	0.27
13,970	*	Ralcorp Holdings, Inc	752,704	0.45
		Other	1,788,944	1.07

			2,991,196	1.79

FOOD STORES			745,601	0.45

FURNITURE AND FIXTURES			582,669	0.35

FURNITURE AND HOME FURNISHINGS STORES			203,821	0.12

GENERAL BUILDING CONTRACTORS			717,265	0.43

GENERAL MERCHANDISE STORES			701,385	0.42

HEALTH SERVICES			2,705,586	1.62

HEAVY CONSTRUCTION, EXCEPT BUILDING			617,105	0.37

HOLDING AND OTHER INVESTMENT OFFICES
15,743		Highwoods Properties, Inc	337,215	0.20
155,635		iShares Russell 2000 Index Fund	6,527,333	3.93
25,174		Realty Income Corp	473,776	0.28
29,811		Senior Housing Properties Trust	417,950	0.25
		Other	7,482,207	4.49

			15,238,481	9.15

HOTELS AND OTHER LODGING PLACES			473,906	0.28

INDUSTRIAL MACHINERY AND EQUIPMENT
20,188	*	Micros Systems, Inc	378,526	0.22
		Other	5,644,368	3.39

			6,022,894	3.61

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	105

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

INSTRUMENTS AND RELATED PRODUCTS
6,382	*	Haemonetics Corp	$351,520	0.22%
14,558		STERIS Corp	338,909	0.21
13,541	*	Thoratec Corp	347,867	0.22
		Other	7,834,402	4.67

			8,872,698	5.32

INSURANCE AGENTS, BROKERS AND SERVICE			101,297	0.06

INSURANCE CARRIERS
13,273	*	AMERIGROUP Corp	365,538	0.22
21,225		Aspen Insurance Holdings Ltd	476,715	0.30
13,832		IPC Holdings Ltd	374,017	0.22
13,145		Platinum Underwriters Holdings Ltd	372,792	0.22
7,951	*	ProAssurance Corp	370,676	0.22
15,980		Validus Holdings Ltd	378,407	0.23
		Other	5,227,002	3.13

			7,565,147	4.54

JUSTICE, PUBLIC ORDER AND SAFETY			194,981	0.12

LEATHER AND LEATHER PRODUCTS			701,341	0.42

LEGAL SERVICES			57,479	0.03

LOCAL AND INTERURBAN PASSENGER TRANSIT			72,417	0.04

LUMBER AND WOOD PRODUCTS			354,792	0.21

METAL MINING
7,256		Royal Gold, Inc	339,290	0.21
		Other	430,559	0.25

			769,849	0.46

MISCELLANEOUS MANUFACTURING INDUSTRIES			406,500	0.24

MISCELLANEOUS RETAIL			1,904,794	1.14

MOTION PICTURES
20,457	*	Macrovision Solutions Corp	363,930	0.23
		Other	646,334	0.38

			1,010,264	0.61

NONDEPOSITORY INSTITUTIONS			1,539,560	0.92

NONMETALLIC MINERALS, EXCEPT FUELS
8,053		Compass Minerals International, Inc	453,948	0.27
		Other	123,492	0.08

			577,440	0.35

OIL AND GAS EXTRACTION
13,780	*	Concho Resources, Inc	352,629	0.21
37,170	*	EXCO Resources, Inc	371,699	0.21
		Other	2,900,643	1.75

			3,624,971	2.17

Shares		Company	Value	% of net assets

PAPER AND ALLIED PRODUCTS			$583,212	0.35%

PERSONAL SERVICES			844,247	0.51

PETROLEUM AND COAL PRODUCTS			488,792	0.29

PRIMARY METAL INDUSTRIES			1,467,033	0.88

PRINTING AND PUBLISHING			953,454	0.57

RAILROAD TRANSPORTATION			161,989	0.10

REAL ESTATE			260,957	0.16

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			1,038,941	0.62

SECURITY AND COMMODITY BROKERS
23,366	*	Knight Capital Group, Inc (Class A)	344,415	0.21
		Other	1,865,076	1.12

			2,209,491	1.33

SOCIAL SERVICES			123,518	0.07

SPECIAL TRADE CONTRACTORS			1,067,248	0.64

STONE, CLAY, AND GLASS PRODUCTS			383,750	0.23

TEXTILE MILL PRODUCTS			130,717	0.08

TOBACCO PRODUCTS			293,633	0.18

TRANSPORTATION BY AIR			1,371,140	0.82

TRANSPORTATION EQUIPMENT			2,851,407	1.71

TRANSPORTATION SERVICES			265,579	0.16

TRUCKING AND WAREHOUSING			997,351	0.60

WATER TRANSPORTATION			1,092,155	0.66

WHOLESALE TRADE-DURABLE GOODS
10,176		Owens & Minor, Inc	337,131	0.20
13,715	*	Solera Holdings, Inc	339,857	0.20
		Other	1,884,515	1.14

			2,561,503	1.54

WHOLESALE TRADE-NONDURABLE GOODS
36,209		Allscripts Healthcare Solutions, Inc	372,590	0.21
		Other	2,382,272	1.44

			2,754,862	1.65

	TOTAL COMMON STOCKS
		(Cost $268,593,460)	163,327,455	97.96

106	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SMALL-CAP BLEND INDEX FUND ▪ MARCH 31, 2009

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Mortgage Corporation (FHLMC)
$415,000	04/17/09	$414,948	0.25%
	Federal National Mortgage Association (FNMA)
865,000	04/02/09	864,994	0.53
730,000	05/21/09	729,681	0.44
	Other	919,770	0.54

		2,929,393	1.76
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,929,393)	2,929,393	1.76

	TOTAL PORTFOLIO
	(Cost $271,522,853)	166,256,848	99.72
	OTHER ASSET & LIABILITIES, NET	462,361	0.28

	NET ASSETS	$166,719,209	100.00%

*	Non-income producing.

d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $817,318.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	107

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

ADMINISTRATION OF ECONOMIC PROGRAMS			$136,769	0.02%

AMUSEMENT AND RECREATION SERVICES
9,600		Nintendo Co Ltd	2,759,205	0.42
		Other	1,830,457	0.26

			4,589,662	0.68

APPAREL AND ACCESSORY STORES			3,352,513	0.49

APPAREL AND OTHER TEXTILE PRODUCTS			794,321	0.12

AUTO REPAIR, SERVICES AND PARKING			2,268,110	0.33

BUILDING MATERIALS AND GARDEN SUPPLIES			493,043	0.07

BUSINESS SERVICES
84,520		SAP AG.	2,995,985	0.45
		Other	11,084,001	1.62

			14,079,986	2.07

CHEMICALS AND ALLIED PRODUCTS
140,566		AstraZeneca plc	4,943,449	0.73
91,639		BASF AG.	2,774,718	0.41
506,523		GlaxoSmithKline plc	7,903,781	1.16
230,346		Novartis AG.	8,717,654	1.28
68,018		Roche Holding AG.	9,333,578	1.38
101,777		Sanofi-Aventis	5,730,663	0.84
78,900		Takeda Pharmaceutical Co Ltd	2,710,108	0.40
		Other	31,735,400	4.68

			73,849,351	10.88

COMMUNICATIONS
274,559		Deutsche Telekom AG.	3,410,684	0.50
177,224		France Telecom S.A.	4,038,136	0.59
408,765		Telefonica S.A.	8,157,139	1.21
113,305		Vivendi Universal S.A.	2,999,450	0.44
5,109,137		Vodafone Group plc	8,998,612	1.34
		Other	20,733,646	3.04

			48,337,667	7.12

DEPOSITORY INSTITUTIONS
343,545		Banco Bilbao Vizcaya Argentaria S.A.	2,788,811	0.41
788,711		Banco Santander Central Hispano S.A.	5,438,504	0.80
79,485		BNP Paribas	3,286,389	0.48
142,522	m	Commonwealth Bank of Australia	3,441,834	0.51
1,633,723		HSBC Holdings plc	9,259,381	1.37
1,064,180		Mitsubishi UFJ Financial Group, Inc	5,117,438	0.75
284,030	*	UBS A.G.	2,669,877	0.39
270,697		Westpac Banking Corp	3,593,293	0.53
		Other	43,472,595	6.41

			79,068,122	11.65

EATING AND DRINKING PLACES			1,486,266	0.22

EDUCATIONAL SERVICES			255,998	0.04

Shares	Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
184,063	E.ON AG.	$5,113,460	0.74%
106,115	Gaz de France	3,644,447	0.53
43,089	RWE AG.	3,023,270	0.44
117,900	Tokyo Electric Power Co, Inc	2,930,080	0.42
	Other	30,149,419	4.48

		44,860,676	6.61

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
212,966	ABB Ltd	2,972,881	0.44
368,035	Nokia Oyj	4,342,066	0.64
	Other	20,305,314	2.99

		27,620,261	4.07

ENGINEERING AND MANAGEMENT SERVICES		2,172,454	0.32

FABRICATED METAL PRODUCTS		1,865,561	0.27

FOOD AND KINDRED PRODUCTS
243,813	Diageo plc	2,751,452	0.41
370,779	Nestle S.A.	12,534,108	1.84
	Other	17,144,438	2.53

		32,429,998	4.78

FOOD STORES
761,002	Tesco plc	3,640,473	0.55
	Other	10,534,652	1.54

		14,175,125	2.09

FURNITURE AND HOME FURNISHINGS STORES		627,820	0.09

GENERAL BUILDING CONTRACTORS		6,229,588	0.92

GENERAL MERCHANDISE STORES		5,086,735	0.75

HEALTH SERVICES		1,311,634	0.19

HEAVY CONSTRUCTION, EXCEPT BUILDING		2,821,393	0.42

HOLDING AND OTHER INVESTMENT OFFICES
756,403	iShares MSCI EAFE Index Fund	28,433,190	4.18
	Other	5,533,727	0.82

		33,966,917	5.00

HOTELS AND OTHER LODGING PLACES		1,564,211	0.23

INDUSTRIAL MACHINERY AND EQUIPMENT
103,400	Canon, Inc	2,945,780	0.42
	Other	17,145,725	2.54

		20,091,505	2.96

INSTRUMENTS AND RELATED PRODUCTS		8,072,308	1.19

INSURANCE AGENTS, BROKERS AND SERVICE		3,037,690	0.45

INSURANCE CARRIERS
43,803	Allianz AG.	3,681,522	0.55
	Other	19,989,757	2.94

		23,671,279	3.49

LEATHER AND LEATHER PRODUCTS		2,273,749	0.33

LOCAL AND INTERURBAN PASSENGER TRANSIT		778,318	0.11

108	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

METAL MINING
324,953	BHP Billiton Ltd	$7,210,258	1.05%
213,745	BHP Billiton plc	4,247,684	0.63
96,695	Rio Tinto plc	3,260,456	0.48
	Other	7,088,520	1.05

		21,806,918	3.21

MISCELLANEOUS MANUFACTURING INDUSTRIES		1,532,386	0.23

MISCELLANEOUS RETAIL		2,499,559	0.37

MOTION PICTURES		148,634	0.02

NONDEPOSITORY INSTITUTIONS
84,101	Siemens AG.	4,805,791	0.72
	Other	1,621,197	0.23

		6,426,988	0.95

NONMETALLIC MINERALS, EXCEPT FUELS		764,852	0.11

OIL AND GAS EXTRACTION
324,094	BG Group plc	4,906,026	0.73
	Other	5,146,272	0.75

		10,052,298	1.48

PAPER AND ALLIED PRODUCTS		1,917,858	0.28

PETROLEUM AND COAL PRODUCTS
1,815,626	BP plc	12,283,286	1.82
252,094	ENI S.p.A.	4,896,707	0.72
343,412	Royal Dutch Shell plc (A Shares)	7,741,019	1.14
262,985	Royal Dutch Shell plc (B Shares)	5,777,137	0.85
206,536	Total S.A.	10,269,559	1.51
	Other	5,509,353	0.80

		46,477,061	6.84

PRIMARY METAL INDUSTRIES		9,727,392	1.43

PRINTING AND PUBLISHING		5,597,913	0.82

RAILROAD TRANSPORTATION		4,196,168	0.62

REAL ESTATE		11,828,249	1.74

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
74,020	Bayer AG.	3,540,348	0.52
	Other	2,264,499	0.33

		5,804,847	0.85

SECURITY AND COMMODITY BROKERS
103,483	Credit Suisse Group	3,150,946	0.46
	Other	6,556,402	0.97

		9,707,348	1.43

SPECIAL TRADE CONTRACTORS		96,984	0.01

STONE, CLAY, AND GLASS PRODUCTS		4,910,501	0.72

TEXTILE MILL PRODUCTS		302,632	0.04

TOBACCO PRODUCTS
183,742	British American Tobacco plc	4,252,548	0.62
	Other	3,723,784	0.55

		7,976,332	1.17

Shares	Company	Value	% of net assets

TRANSPORTATION BY AIR		$1,914,313	0.28%

TRANSPORTATION EQUIPMENT
159,900	Honda Motor Co Ltd	3,739,641	0.55
267,100	Toyota Motor Corp	8,418,972	1.24
	Other	18,475,864	2.72

		30,634,477	4.51

TRANSPORTATION SERVICES		1,103,063	0.16

TRUCKING AND WAREHOUSING		2,722,507	0.40

WATER TRANSPORTATION		2,979,787	0.44

WHOLESALE TRADE-DURABLE GOODS		12,627,131	1.86

WHOLESALE TRADE-NONDURABLE GOODS
157,767	Unilever NV	3,112,698	0.46
	Other	4,783,773	0.70

		7,896,471	1.16

	TOTAL COMMON STOCKS
	(Cost $1,073,091,338)	673,021,699	99.09

RIGHTS/WARRANTS

DEPOSITORY INSTITUTIONS		303,900	0.05

INSURANCE CARRIERS		1,101	0.00	**

PRIMARY METAL INDUSTRIES		81	0.00	**

REAL ESTATE		34,172	0.01

	TOTAL RIGHTS/WARRANTS
	(Cost $968,645)	339,254	0.06

	TOTAL PORTFOLIO
	(Cost $1,074,059,983)	673,360,953	99.15
	OTHER ASSET & LIABILITIES, NET	5,741,009	0.85

	NET ASSETS	$679,101,962	100.00%

The following abbreviations are used in portfolio description:

plc - Public Limited Company

m	Indicates a security that has been deemed illiquid.

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	109

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2009

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$28,831,159	4.27%

TOTAL DOMESTIC	28,831,159	4.27

FOREIGN

ARGENTINA	464,502	0.07
AUSTRALIA	44,070,277	6.58
AUSTRIA	2,195,600	0.33
BELGIUM	6,069,937	0.91
BERMUDA	91,783	0.01
CHINA	368,333	0.05
DENMARK	5,575,890	0.83
FINLAND	8,045,753	1.19
FRANCE	66,231,134	9.80
GERMANY	52,066,987	7.72
GREECE	3,146,206	0.48
HONG KONG	14,394,538	2.15
INDIA	132,437	0.02
IRELAND	2,105,777	0.30
ITALY	21,539,698	3.20
JAPAN	156,176,363	23.22
KAZAKHSTAN	197,655	0.03
LUXEMBOURG	2,486,904	0.37
MALAYSIA	94,234	0.01
NETHERLANDS	29,356,918	4.36
NEW ZEALAND	657,524	0.09
NORWAY	4,681,900	0.70
PORTUGAL	2,285,499	0.34
SINGAPORE	7,229,427	1.06
SPAIN	28,127,305	4.16
SWEDEN	14,052,135	2.08
SWITZERLAND	53,139,050	7.93
TAIWAN	86,331	0.01
UNITED KINGDOM	119,459,697	17.73

TOTAL FOREIGN	644,529,794	95.73

TOTAL PORTFOLIO	$673,360,953	100.00%

110	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

ADMINISTRATION OF ECONOMIC PROGRAMS			$81,561	0.04%

AMUSEMENT AND RECREATION SERVICES			1,891,420	0.87

APPAREL AND ACCESSORY STORES			1,203,248	0.56

APPAREL AND OTHER TEXTILE PRODUCTS			441,491	0.20

AUTO REPAIR, SERVICES AND PARKING
98,890		Standard Chartered plc	1,229,497	0.57

			1,229,497	0.57

BUSINESS SERVICES			5,260,133	2.43

CHEMICALS AND ALLIED PRODUCTS
38,500		Astellas Pharma, Inc	1,174,623	0.53
36,856		AstraZeneca plc (ADR)	1,306,545	0.60
35,771		BASF AG.	1,083,103	0.50
225,782		GlaxoSmithKline plc	3,523,100	1.63
78,131		Novartis AG.	2,956,938	1.36
20,510		Roche Holding AG.	2,814,427	1.30
49,715		Sanofi-Aventis	2,799,256	1.30
		Other	9,846,569	4.57

			25,504,561	11.79

COMMUNICATIONS
113,862		Deutsche Telekom AG.	1,414,440	0.65
55,966		France Telecom S.A.	1,275,213	0.59
30,500		Nippon Telegraph & Telephone Corp	1,149,316	0.53
168,514		Telefonica S.A.	3,362,793	1.55
44,257		Vivendi Universal S.A.	1,171,587	0.54
156,143		Vodafone Group plc (ADR)	2,720,011	1.25
		Other	5,117,998	2.34

			16,211,358	7.45

DEPOSITORY INSTITUTIONS
137,404		Banco Bilbao Vizcaya Argentaria S.A.	1,115,411	0.52
324,045		Banco Santander Central Hispano S.A.	2,234,430	1.03
790,245		Barclays plc	1,678,147	0.78
38,209		BNP Paribas	1,579,790	0.73
353,242		HSBC Holdings plc	2,002,054	0.92
395,900		Mitsubishi UFJ Financial Group, Inc	1,903,807	0.88
83,606		National Australia Bank Ltd	1,168,521	0.54
42,100		Sumitomo Mitsui Financial Group, Inc	1,450,331	0.67
135,928	*	UBS A.G.	1,277,721	0.59
114,111		Westpac Banking Corp	1,514,735	0.70
		Other	9,970,401	4.61

			25,895,348	11.97

EATING AND DRINKING PLACES			469,272	0.22

ELECTRIC, GAS, AND SANITARY SERVICES
362,484		Centrica plc	1,184,550	0.55
263,599		Enel S.p.A.	1,265,160	0.58
59,694		Gaz de France	2,050,149	0.95
22,337		RWE AG.	1,567,238	0.72
		Other	9,193,412	4.27

			15,260,509	7.07

Shares	Company	Value	% of net assets

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
88,884	Nokia Oyj	$1,048,651	0.48%
	Other	5,734,682	2.65

		6,783,333	3.13

ENGINEERING AND MANAGEMENT SERVICES		1,476,282	0.68

FABRICATED METAL PRODUCTS		1,332,956	0.62

FOOD AND KINDRED PRODUCTS
89,184	Diageo plc	1,006,450	0.46
43,603	InBev NV	1,201,778	0.55
116,643	Nestle S.A.	3,943,093	1.82
61,870	Unilever plc	1,170,043	0.55
	Other	3,312,815	1.52

		10,634,179	4.90

FOOD STORES		4,941,736	2.26

FURNITURE AND HOME FURNISHINGS STORES		522,039	0.24

GENERAL BUILDING CONTRACTORS		2,856,168	1.32

GENERAL MERCHANDISE STORES		1,512,535	0.70

HEALTH SERVICES		149,309	0.07

HEAVY CONSTRUCTION, EXCEPT BUILDING		554,758	0.25

HOLDING AND OTHER INVESTMENT OFFICES		2,166,098	0.99

HOTELS AND OTHER LODGING PLACES		585,079	0.27

INDUSTRIAL MACHINERY AND EQUIPMENT		5,676,105	2.62

INSTRUMENTS AND RELATED PRODUCTS		1,792,307	0.82

INSURANCE AGENTS, BROKERS AND SERVICE		1,292,592	0.60

INSURANCE CARRIERS
19,901	Allianz AG.	1,672,623	0.76
10,934	Muenchener Rueckver AG.	1,333,570	0.62
	Other	4,684,943	2.16

		7,691,136	3.54

LEATHER AND LEATHER PRODUCTS		177,632	0.09

LOCAL AND INTERURBAN PASSENGER TRANSIT		244,823	0.11

METAL MINING
112,892	BHP Billiton Ltd	2,504,917	1.16
115,891	BHP Billiton plc	2,303,063	1.06
	Other	1,800,237	0.84

		6,608,217	3.06

MISCELLANEOUS MANUFACTURING INDUSTRIES		323,534	0.15

MISCELLANEOUS RETAIL		1,179,592	0.54

NONDEPOSITORY INSTITUTIONS
25,356	Siemens AG.	1,448,920	0.67
	Other	691,825	0.32

		2,140,745	0.99

NONMETALLIC MINERALS, EXCEPT FUELS		216,215	0.10

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	111

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

OIL AND GAS EXTRACTION
164,736	BG Group plc	$2,493,719	1.15%
	Other	938,503	0.43

		3,432,222	1.58

PAPER AND ALLIED PRODUCTS		862,614	0.40

PETROLEUM AND COAL PRODUCTS
82,400	BP plc (ADR)	3,304,240	1.53
111,166	ENI S.p.A.	2,159,302	0.99
115,353	Royal Dutch Shell plc (A Shares)	2,600,230	1.21
105,238	Royal Dutch Shell plc (B Shares)	2,311,821	1.07
70,588	Total S.A.	3,509,837	1.62
	Other	1,917,186	0.90

		15,802,616	7.32

PRIMARY METAL INDUSTRIES		3,594,203	1.66

PRINTING AND PUBLISHING		1,646,565	0.76

RAILROAD TRANSPORTATION
19,900	East Japan Railway Co	1,031,338	0.47
	Other	1,237,699	0.58

		2,269,037	1.05

REAL ESTATE		3,219,449	1.49

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
23,789	Bayer AG.	1,137,819	0.53
	Other	754,898	0.35

		1,892,717	0.88

SECURITY AND COMMODITY BROKERS
57,247	Credit Suisse Group	1,743,109	0.81
	Other	1,420,953	0.66

		3,164,062	1.47

SPECIAL TRADE CONTRACTORS		113,148	0.05

STONE, CLAY, AND GLASS PRODUCTS		1,541,914	0.72

TEXTILE MILL PRODUCTS		112,502	0.05

TOBACCO PRODUCTS
100,073	British American Tobacco plc	2,316,102	1.07
	Other	660,506	0.31

		2,976,608	1.38

TRANSPORTATION BY AIR		377,427	0.18

TRANSPORTATION EQUIPMENT
98,200	Toyota Motor Corp	3,095,256	1.42
	Other	7,081,892	3.27

		10,177,148	4.69

TRANSPORTATION SERVICES		762,861	0.35

TRUCKING AND WAREHOUSING		653,958	0.31

WATER TRANSPORTATION		1,288,714	0.59

WHOLESALE TRADE-DURABLE GOODS		4,114,502	1.90

Shares	Company	Value	% of net assets

WHOLESALE TRADE-NONDURABLE GOODS
63,217	Unilever NV	$1,247,253	0.58%
	Other	1,668,825	0.77

		2,916,078	1.35

	TOTAL COMMON STOCKS (Cost $275,965,683)	215,224,113	99.40

RIGHTS/WARRANTS

DEPOSITORY INSTITUTIONS		258,279	0.12

	TOTAL RIGHTS/WARRANTS (Cost $43,152)	258,279	0.12

	TOTAL PORTFOLIO (Cost $276,008,835)	215,482,392	99.52
	OTHER ASSET & LIABILITIES, NET	1,046,718	0.48

	NET ASSETS	$216,529,110	100.00%

The following abbreviations are used in portfolio description:

ADR - American Depositary Receipt
plc - Public Limited Company

* Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

112	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY OF MARKET VALUES BY COUNTRY (UNAUDITED)

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ MARCH 31, 2009

Country	Value	% of total portfolio

DOMESTIC

UNITED STATES	$389,349	0.18%

TOTAL DOMESTIC	389,349	0.18

FOREIGN

AUSTRALIA	14,736,123	6.84
AUSTRIA	1,058,433	0.49
BELGIUM	2,757,202	1.28
BERMUDA	112,854	0.05
DENMARK	1,403,997	0.65
FINLAND	1,969,323	0.92
FRANCE	22,450,278	10.42
GERMANY	16,624,780	7.72
GREECE	1,754,854	0.81
HONG KONG	5,177,248	2.40
IRELAND	754,733	0.35
ITALY	7,550,293	3.50
JAPAN	51,855,487	24.07
LUXEMBOURG	892,555	0.41
NETHERLANDS	10,647,531	4.94
NEW ZEALAND	119,248	0.06
NORWAY	813,367	0.38
PORTUGAL	225,970	0.10
SINGAPORE	2,449,322	1.14
SPAIN	10,046,387	4.66
SWEDEN	4,968,634	2.31
SWITZERLAND	16,887,471	7.84
UNITED KINGDOM	39,836,953	18.48

TOTAL FOREIGN	215,093,043	99.82

TOTAL PORTFOLIO	$215,482,392	100.00%

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	113

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES			$116,575	0.03%

APPAREL AND ACCESSORY STORES			2,697,556	0.83

APPAREL AND OTHER TEXTILE PRODUCTS			673,717	0.21

AUTO REPAIR, SERVICES AND PARKING			116,071	0.04

AUTOMOTIVE DEALERS AND SERVICE STATIONS			1,221,058	0.38

BUSINESS SERVICES
16,100	*	Google, Inc (Class A)	5,603,766	1.73
662,900		Microsoft Corp	12,177,473	3.75
381,700	*	Oracle Corp	6,897,319	2.13
		Other	13,394,356	4.13

			38,072,914	11.74

CHEMICALS AND ALLIED PRODUCTS
119,500		Abbott Laboratories	5,700,150	1.76
53,700	*	Biogen Idec, Inc	2,814,954	0.87
128,900		Bristol-Myers Squibb Co	2,825,488	0.87
26,100		Colgate-Palmolive Co	1,539,378	0.48
96,600	*	Gilead Sciences, Inc	4,474,512	1.39
56,200		Johnson & Johnson	2,956,120	0.91
26,600		Monsanto Co	2,210,460	0.68
72,500		Procter & Gamble Co	3,414,025	1.05
134,600		Schering-Plough Corp	3,169,830	0.98
29,700		Sherwin-Williams Co	1,543,509	0.49
		Other	7,333,477	2.25

			37,981,903	11.73

COAL MINING			798,652	0.25

COMMUNICATIONS			6,648,291	2.05

DEPOSITORY INSTITUTIONS			3,318,849	1.02

EATING AND DRINKING PLACES
59,300		McDonald’s Corp	3,236,001	1.00
		Other	2,199,906	0.68

			5,435,907	1.68

EDUCATIONAL SERVICES			2,118,016	0.66

ELECTRIC, GAS, AND SANITARY SERVICES
46,800		Exelon Corp	2,124,252	0.66
63,700		Public Service Enterprise Group, Inc	1,877,239	0.58
		Other	2,249,081	0.69

			6,250,572	1.93

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
63,000	*	Apple Computer, Inc	6,622,560	2.03
537,000	*	Cisco Systems, Inc	9,005,490	2.77
326,300		Intel Corp	4,910,815	1.52
76,900		Qualcomm, Inc	2,992,179	0.92
200,900		Texas Instruments, Inc	3,316,859	1.02
		Other	11,238,656	3.50

			38,086,559	11.76

Shares		Company	Value	% of net assets

ENGINEERING AND MANAGEMENT SERVICES
94,200		Accenture Ltd (Class A)	$2,589,558	0.80%
		Other	5,640,805	1.74

			8,230,363	2.54

FABRICATED METAL PRODUCTS			1,432,182	0.44

FOOD AND KINDRED PRODUCTS
96,800		Coca-Cola Co	4,254,360	1.31
105,800		PepsiCo, Inc	5,446,584	1.68
		Other	1,625,757	0.50

			11,326,701	3.49

FOOD STORES			2,620,883	0.81

FURNITURE AND FIXTURES			316,800	0.10

FURNITURE AND HOME FURNISHINGS STORES			1,224,584	0.38

GENERAL BUILDING CONTRACTORS			504,317	0.16

GENERAL MERCHANDISE STORES
157,800		Wal-Mart Stores, Inc	8,221,380	2.55
		Other	3,601,273	1.11

			11,822,653	3.66

HEALTH SERVICES
41,000	*	Express Scripts, Inc	1,892,970	0.58
52,100	*	Medco Health Solutions, Inc	2,153,814	0.66
		Other	1,687,490	0.53

			5,734,274	1.77

HOLDING AND OTHER INVESTMENT OFFICES
116,311		iShares Russell 1000 Growth Index Fund	4,079,027	1.27
		Other	1,770,209	0.54

			5,849,236	1.81

HOTELS AND OTHER LODGING PLACES			877,214	0.27

INDUSTRIAL MACHINERY AND EQUIPMENT
204,500		Hewlett-Packard Co	6,556,270	2.02
120,700		International Business Machines Corp	11,694,623	3.61
		Other	9,973,850	3.08

			28,224,743	8.71

INSTRUMENTS AND RELATED PRODUCTS
39,200		Baxter International, Inc	2,007,824	0.62
87,200		Medtronic, Inc	2,569,784	0.80
		Other	11,856,028	3.66

			16,433,636	5.08

INSURANCE CARRIERS			4,417,210	1.36

LEATHER AND LEATHER PRODUCTS			557,780	0.17

METAL MINING			1,926,324	0.59

MISCELLANEOUS MANUFACTURING INDUSTRIES			1,080,517	0.33

114	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

MISCELLANEOUS RETAIL
34,200	*	Amazon.com, Inc	$2,511,648	0.78%
54,600		CVS Corp	1,500,954	0.46
59,900		Walgreen Co	1,555,004	0.48
		Other	2,013,860	0.63

			7,581,466	2.35

MOTION PICTURES			221,963	0.07

NONDEPOSITORY INSTITUTIONS			1,805,945	0.55

OIL AND GAS EXTRACTION
57,900	*	National Oilwell Varco, Inc	1,662,309	0.51
84,400		Occidental Petroleum Corp	4,696,860	1.46
85,400		Schlumberger Ltd	3,468,948	1.07
		Other	3,272,072	1.01

			13,100,189	4.05

PAPER AND ALLIED PRODUCTS
33,100		Kimberly-Clark Corp	1,526,241	0.47
		Other	165,354	0.05

			1,691,595	0.52

PERSONAL SERVICES			1,008,103	0.31

PETROLEUM AND COAL PRODUCTS
93,100		Exxon Mobil Corp	6,340,110	1.96
42,200		Murphy Oil Corp	1,889,294	0.58
		Other	1,483,282	0.45

			9,712,686	2.99

PRIMARY METAL INDUSTRIES			1,602,468	0.49

PRINTING AND PUBLISHING			877,220	0.27

RAILROAD TRANSPORTATION
42,600		Union Pacific Corp	1,751,286	0.54
		Other	2,393,855	0.74

			4,145,141	1.28

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS			450,144	0.14

SECURITY AND COMMODITY BROKERS			5,111,409	1.58

STONE, CLAY, AND GLASS PRODUCTS
53,900		3M Co	2,679,908	0.82
		Other	151,620	0.05

			2,831,528	0.87

TOBACCO PRODUCTS
126,800		Altria Group, Inc	2,031,336	0.63
133,300		Philip Morris International, Inc	4,742,814	1.46
		Other	543,312	0.17

			7,317,462	2.26

TRANSPORTATION BY AIR			315,370	0.10

TRANSPORTATION EQUIPMENT
77,900		Honeywell International, Inc	2,170,294	0.67
27,800		Lockheed Martin Corp	1,919,034	0.59
62,300		United Technologies Corp	2,677,654	0.84
		Other	2,436,735	0.74

			9,203,717	2.84

Shares	Company	Value	% of net assets

TRANSPORTATION SERVICES		$1,501,597	0.46%

TRUCKING AND WAREHOUSING
40,100	United Parcel Service, Inc (Class B)	1,973,722	0.61
	Other	219,401	0.07

		2,193,123	0.68

WHOLESALE TRADE-DURABLE GOODS		383,720	0.11

WHOLESALE TRADE-NONDURABLE GOODS
100,700	Sysco Corp	2,295,960	0.72
	Other	3,449,131	1.06

		5,745,091	1.78

	TOTAL COMMON STOCKS
	(Cost $358,371,544)	322,915,994	99.68

	TOTAL PORTFOLIO
	(Cost $358,371,544)	322,915,994	99.68
	OTHER ASSET & LIABILITIES, NET	1,020,551	0.32

	NET ASSETS	$323,936,545	100.00%

*	Non-income producing.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	115

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
105,610		Walt Disney Co	$1,917,878	0.68%
		Other	176,747	0.06

			2,094,625	0.74

APPAREL AND ACCESSORY STORES			1,162,135	0.41

APPAREL AND OTHER TEXTILE PRODUCTS			1,124,418	0.40

AUTO REPAIR, SERVICES AND PARKING			258,000	0.09

AUTOMOTIVE DEALERS AND SERVICE STATIONS			597,924	0.21

BUILDING MATERIALS AND GARDEN SUPPLIES
87,494		Home Depot, Inc	2,061,359	0.74
111,649		Lowe’s Cos, Inc	2,037,594	0.73

			4,098,953	1.47

BUSINESS SERVICES
84,389	*	Symantec Corp	1,260,773	0.44
		Other	3,171,378	1.14

			4,432,151	1.58

CHEMICALS AND ALLIED PRODUCTS
96,094	*	Amgen, Inc	4,758,575	1.69
92,535		Eli Lilly & Co	3,091,594	1.10
62,909	*	Forest Laboratories, Inc	1,381,482	0.49
165,369		Johnson & Johnson	8,698,410	3.08
92,411		Merck & Co, Inc	2,471,994	0.88
551,220		Pfizer, Inc	7,507,616	2.66
134,193		Procter & Gamble Co	6,319,148	2.24
90,853		Wyeth	3,910,313	1.39
		Other	4,740,169	1.70

			42,879,301	15.23

COMMUNICATIONS
426,549		AT&T, Inc	10,749,035	3.83
119,460		Comcast Corp (Class A)	1,629,435	0.59
233,342		Verizon Communications, Inc	7,046,928	2.50
		Other	4,328,299	1.52

			23,753,697	8.44

DEPOSITORY INSTITUTIONS
488,850		Bank of America Corp	3,333,956	1.18
69,962		Bank of New York Mellon Corp	1,976,427	0.70
328,387		JPMorgan Chase & Co	8,728,525	3.11
47,345		PNC Financial Services Group, Inc	1,386,735	0.49
108,055		US Bancorp	1,578,684	0.56
347,142		Wells Fargo & Co	4,943,301	1.77
		Other	6,688,647	2.37

			28,636,275	10.18

EATING AND DRINKING PLACES			126,875	0.05

EDUCATIONAL SERVICES			350,511	0.12

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
66,913		American Electric Power Co, Inc	$1,690,222	0.60%
150,851		Duke Energy Corp	2,160,186	0.78
52,249		Edison International	1,505,294	0.53
39,611		FirstEnergy Corp	1,528,985	0.54
33,564		FPL Group, Inc	1,702,702	0.60
43,058		Sempra Energy	1,991,002	0.71
		Other	12,369,571	4.39

			22,947,962	8.15

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
842,665		General Electric Co	8,519,342	3.03
		Other	3,906,858	1.38

			12,426,200	4.41

ENGINEERING AND MANAGEMENT SERVICES			171,895	0.06

FABRICATED METAL PRODUCTS			1,636,160	0.58

FOOD AND KINDRED PRODUCTS
77,710		Archer Daniels Midland Co	2,158,783	0.77
48,781		Coca-Cola Co	2,143,925	0.76
30,064		General Mills, Inc	1,499,592	0.53
101,871		Kraft Foods, Inc (Class A)	2,270,704	0.81
		Other	4,141,539	1.47

			12,214,543	4.34

FOOD STORES			1,383,731	0.49

FURNITURE AND HOME FURNISHINGS STORES			125,439	0.04

GENERAL BUILDING CONTRACTORS			2,958,703	1.05

GENERAL MERCHANDISE STORES
47,056		Wal-Mart Stores, Inc	2,451,617	0.87
		Other	641,908	0.23

			3,093,525	1.10

HEALTH SERVICES			897,240	0.32

HOLDING AND OTHER INVESTMENT OFFICES			5,136,962	1.83

INDUSTRIAL MACHINERY AND EQUIPMENT			4,273,898	1.52

INSTRUMENTS AND RELATED PRODUCTS			4,147,181	1.47

INSURANCE AGENTS, BROKERS AND SERVICE			795,782	0.28

INSURANCE CARRIERS
45,459		Chubb Corp	1,923,824	0.69
59,128		Metlife, Inc	1,346,344	0.48
35,063		Travelers Cos, Inc	1,424,959	0.51
68,448		UnitedHealth Group, Inc	1,432,616	0.51
36,792	*	WellPoint, Inc	1,396,992	0.50
		Other	10,766,286	3.81

			18,291,021	6.50

METAL MINING			477,518	0.17

MISCELLANEOUS MANUFACTURING INDUSTRIES			307,007	0.11

MISCELLANEOUS RETAIL			1,230,446	0.44

116	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

MOTION PICTURES
70,061	Time Warner, Inc	$1,352,183	0.48%
	Other	682,238	0.24

		2,034,421	0.72

NONDEPOSITORY INSTITUTIONS		1,663,399	0.59

OIL AND GAS EXTRACTION
46,770	Anadarko Petroleum Corp	1,818,884	0.64
21,663	Apache Corp	1,388,382	0.49
	Other	5,040,546	1.80

		8,247,812	2.93

PAPER AND ALLIED PRODUCTS		1,411,681	0.51

PERSONAL SERVICES		416,600	0.15

PETROLEUM AND COAL PRODUCTS
171,214	Chevron Corp	11,512,429	4.09
128,060	ConocoPhillips	5,014,830	1.78
328,242	Exxon Mobil Corp	22,353,281	7.94
79,987	Marathon Oil Corp	2,102,858	0.75
	Other	1,398,819	0.50

		42,382,217	15.06

PIPELINES, EXCEPT NATURAL GAS		1,145	0.00	**

PRIMARY METAL INDUSTRIES		1,094,773	0.39

PRINTING AND PUBLISHING		825,929	0.29

RAILROAD TRANSPORTATION		1,147,331	0.41

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS		695,603	0.25

Shares	Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
41,006	Goldman Sachs Group, Inc	$4,347,457	1.55%
75,983	Morgan Stanley	1,730,134	0.61
	Other	1,170,741	0.42

		7,248,332	2.58

STONE, CLAY, AND GLASS PRODUCTS		232,874	0.08

TOBACCO PRODUCTS		1,153,781	0.41

TRANSPORTATION BY AIR		1,544,005	0.54

TRANSPORTATION EQUIPMENT
50,664	General Dynamics Corp	2,107,116	0.75
41,107	Northrop Grumman Corp	1,793,909	0.64
43,156	United Technologies Corp	1,854,845	0.66
	Other	928,413	0.33

		6,684,283	2.38

TRANSPORTATION SERVICES		55,560	0.02

WATER TRANSPORTATION		349,488	0.12

WHOLESALE TRADE-DURABLE GOODS		1,600,530	0.57

WHOLESALE TRADE-NONDURABLE GOODS		291,030	0.10

	TOTAL COMMON STOCKS (Cost $353,808,377)	281,110,872	99.88

	TOTAL PORTFOLIO (Cost $353,808,377)	281,110,872	99.88
	OTHER ASSET & LIABILITIES, NET	337,965	0.12

	NET ASSETS	$281,448,837	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	117

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SOCIAL CHOICE EQUITY FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

COMMON STOCKS

AMUSEMENT AND RECREATION SERVICES
205,442		Walt Disney Co	$3,730,827	0.80%
		Other	16,944	0.00	**

			3,747,771	0.80

APPAREL AND ACCESSORY STORES			3,432,157	0.73

APPAREL AND OTHER TEXTILE PRODUCTS			537,918	0.11

AUTO REPAIR, SERVICES AND PARKING			132,824	0.03

AUTOMOTIVE DEALERS AND SERVICE STATIONS			935,846	0.20

BUILDING MATERIALS AND GARDEN SUPPLIES
189,342		Home Depot, Inc	4,460,898	0.96
		Other	2,255,314	0.48

			6,716,212	1.44

BUSINESS SERVICES
90,865		Automatic Data Processing, Inc	3,194,813	0.68
14,325	*	Google, Inc (Class A)	4,985,960	1.07
559,847		Microsoft Corp	10,284,390	2.21
		Other	14,513,251	3.09

			32,978,414	7.05

CHEMICALS AND ALLIED PRODUCTS
48,153		Air Products & Chemicals, Inc	2,708,606	0.58
103,778	*	Amgen, Inc	5,139,086	1.11
202,634		Bristol-Myers Squibb Co	4,441,737	0.95
58,959		Colgate-Palmolive Co	3,477,402	0.74
115,406		Eli Lilly & Co	3,855,714	0.82
84,578	*	Gilead Sciences, Inc	3,917,653	0.84
196,389		Johnson & Johnson	10,330,060	2.22
52,315		Praxair, Inc	3,520,276	0.75
206,916		Procter & Gamble Co	9,743,673	2.09
38,390		Rohm & Haas Co	3,026,668	0.65
129,422		Schering-Plough Corp	3,047,888	0.65
107,760		Wyeth	4,637,989	1.00
		Other	11,205,103	2.35

			69,051,855	14.75

COMMUNICATIONS
228,605		Verizon Communications, Inc	6,903,870	1.49
		Other	16,693,813	3.55

			23,597,683	5.04

DEPOSITORY INSTITUTIONS
99,228		Bank of New York Mellon Corp	2,803,191	0.61
182,457		US Bancorp	2,665,697	0.58
265,313		Wells Fargo & Co	3,778,057	0.82
		Other	12,256,506	2.59

			21,503,451	4.60

EATING AND DRINKING PLACES
100,612		McDonald’s Corp	5,490,397	1.17
		Other	849,852	0.19

			6,340,249	1.36

EDUCATIONAL SERVICES			119,720	0.03

Shares		Company	Value	% of net assets

ELECTRIC, GAS, AND SANITARY SERVICES
67,161		Consolidated Edison, Inc	$2,660,248	0.56%
		Other	29,911,402	6.40

			32,571,650	6.96

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT
464,650	*	Cisco Systems, Inc	7,792,180	1.66
467,294		Intel Corp	7,032,775	1.50
142,520		Qualcomm, Inc	5,545,453	1.19
		Other	9,636,527	2.06

			30,006,935	6.41

ENGINEERING AND MANAGEMENT SERVICES			3,002,442	0.64

FABRICATED METAL PRODUCTS
94,135		Illinois Tool Works, Inc	2,904,065	0.62
		Other	1,048,008	0.22

			3,952,073	0.84

FOOD AND KINDRED PRODUCTS
55,386		General Mills, Inc	2,762,654	0.59
156,687		Kraft Foods, Inc (Class A)	3,492,553	0.75
130,773		PepsiCo, Inc	6,732,193	1.44
		Other	6,436,081	1.37

			19,423,481	4.15

FOOD STORES			1,998,333	0.43

FORESTRY			649,191	0.14

FURNITURE AND FIXTURES			1,910,790	0.41

FURNITURE AND HOME FURNISHINGS STORES			1,522,801	0.33

GENERAL BUILDING CONTRACTORS			302,908	0.06

GENERAL MERCHANDISE STORES
60,858		Costco Wholesale Corp	2,818,943	0.60
94,924		Target Corp	3,264,436	0.70
		Other	1,780,125	0.38

			7,863,504	1.68

HEALTH SERVICES			2,917,417	0.62

HEAVY CONSTRUCTION, EXCEPT BUILDING			189,024	0.04

HOLDING AND OTHER INVESTMENT OFFICES			6,112,214	1.31

HOTELS AND OTHER LODGING PLACES			1,173,527	0.25

INDUSTRIAL MACHINERY AND EQUIPMENT
200,542		Hewlett-Packard Co	6,429,377	1.38
100,064		International Business Machines Corp	9,695,200	2.08
		Other	11,738,650	2.50

			27,863,227	5.96

INSTRUMENTS AND RELATED PRODUCTS
75,603		Baxter International, Inc	3,872,385	0.84
38,574		Becton Dickinson & Co	2,593,716	0.55
109,600		Emerson Electric Co	3,132,367	0.67
122,086		Medtronic, Inc	3,597,873	0.77
		Other	12,940,971	2.76

			26,137,312	5.59

118	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SOCIAL CHOICE EQUITY FUND ▪ MARCH 31, 2009

Shares		Company	Value	% of net assets

INSURANCE AGENTS, BROKERS AND SERVICE			$1,910,617	0.41%

INSURANCE CARRIERS
69,708		Chubb Corp	2,950,043	0.63
88,125		Travelers Cos, Inc	3,581,399	0.77
78,179	*	WellPoint, Inc	2,968,456	0.63
		Other	10,163,264	2.17

			19,663,162	4.20

LEATHER AND LEATHER PRODUCTS			499,260	0.11

LEGAL SERVICES			120,385	0.03

LUMBER AND WOOD PRODUCTS			8,927	0.00**

METAL MINING			1,160,636	0.25

MISCELLANEOUS MANUFACTURING INDUSTRIES			925,381	0.20

MISCELLANEOUS RETAIL
108,464		CVS Corp	2,981,675	0.63
97,162		Walgreen Co	2,522,326	0.54
		Other	3,593,007	0.77

			9,097,008	1.94

MOTION PICTURES
138,529		Time Warner, Inc	2,673,611	0.58
		Other	593,176	0.12

			3,266,787	0.70

NONDEPOSITORY INSTITUTIONS			3,293,198	0.70

NONMETALLIC MINERALS, EXCEPT FUELS			1,079,242	0.23

OIL AND GAS EXTRACTION
46,496		Apache Corp	2,979,928	0.65
		Other	22,325,042	4.76

			25,304,970	5.41

PAPER AND ALLIED PRODUCTS
57,393		Kimberly-Clark Corp	2,646,390	0.57
		Other	1,587,537	0.33

			4,233,927	0.90

PERSONAL SERVICES			134,667	0.03

PETROLEUM AND COAL PRODUCTS			5,881,252	1.26

PIPELINES, EXCEPT NATURAL GAS			1,759,016	0.38

PRIMARY METAL INDUSTRIES			5,439,438	1.16

PRINTING AND PUBLISHING			2,070,807	0.44

RAILROAD TRANSPORTATION			3,867,242	0.83

REAL ESTATE			84,131	0.02

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS
61,256		Nike, Inc (Class B)	2,872,293	0.62
		Other	172,043	0.03

			3,044,336	0.65

Shares	Company	Value	% of net assets

SECURITY AND COMMODITY BROKERS
39,231	Goldman Sachs Group, Inc	$4,159,271	0.88%
	Other	9,185,388	1.97

		13,344,659	2.85

SOCIAL SERVICES		22,448	0.00**

SPECIAL TRADE CONTRACTORS		311,531	0.07

STONE, CLAY, AND GLASS PRODUCTS
78,069	3M Co	3,881,591	0.82
	Other	503,275	0.12

		4,384,866	0.94

TEXTILE MILL PRODUCTS		66,257	0.01

TRANSPORTATION BY AIR		3,515,753	0.75

TRANSPORTATION EQUIPMENT		3,535,655	0.76

TRANSPORTATION SERVICES		263,437	0.06

TRUCKING AND WAREHOUSING
80,910	United Parcel Service, Inc (Class B)	3,982,390	0.85

		3,982,390	0.85

WATER TRANSPORTATION		351,505	0.08

WHOLESALE TRADE-DURABLE GOODS		2,466,306	0.53

WHOLESALE TRADE-NONDURABLE GOODS		3,093,725	0.66

	TOTAL COMMON STOCKS (Cost $706,854,563)	464,873,850	99.37

	TOTAL PORTFOLIO (Cost $706,854,563)	464,873,850	99.37
	OTHER ASSET & LIABILITIES, NET	2,968,146	0.63

	NET ASSETS	$467,841,996	100.00%

*	Non-income producing.

**	Percentage represents less than 0.01%.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	119

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

REAL ESTATE SECURITIES FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

COMMON STOCKS

FORESTRY
150,000	Rayonier, Inc	$4,533,000	1.89%

		4,533,000	1.89

HOLDING AND OTHER INVESTMENT OFFICES
93,500	Alexandria Real Estate Equities, Inc	3,403,400	1.42
175,000	AMB Property Corp	2,520,000	1.05
144,000	American Campus Communities, Inc	2,499,840	1.04
190,000	AvalonBay Communities, Inc	8,941,400	3.72
289,000	Boston Properties, Inc	10,123,670	4.22
97,000	BRE Properties, Inc (Class A)	1,904,110	0.79
88,000	Camden Property Trust	1,899,040	0.79
125,000	Corporate Office Properties Trust	3,103,750	1.29
500,000	DCT Industrial Trust, Inc	1,585,000	0.66
118,100	Digital Realty Trust, Inc	3,918,558	1.63
205,000	Douglas Emmett, Inc	1,514,950	0.63
123,000	EastGroup Properties, Inc	3,452,610	1.44
48,000	Equity Lifestyle Properties, Inc	1,828,800	0.76
589,000	Equity Residential	10,808,150	4.50
83,800	Essex Property Trust, Inc	4,805,092	2.00
165,000	Federal Realty Investment Trust	7,590,000	3.16
96,000	Franklin Street Properties Corp	1,180,800	0.49
542,000	HCP, Inc	9,674,700	4.03
239,000	Health Care REIT, Inc	7,311,010	3.05
127,000	Healthcare Realty Trust, Inc	1,903,730	0.79
111,000	Highwoods Properties, Inc	2,377,620	0.99
62,000	Home Properties, Inc	1,900,300	0.79
250,000	Hospitality Properties Trust	3,000,000	1.25
1,309,000	Host Marriott Corp	5,131,280	2.14
447,000	Kimco Realty Corp	3,406,140	1.42
164,000	Liberty Property Trust	3,106,160	1.29
184,000	Macerich Co	1,151,840	0.48
147,000	Mack-Cali Realty Corp	2,912,070	1.21
60,500	Mid-America Apartment Communities, Inc	1,865,215	0.78
490,203	Mission West Properties, Inc	3,137,299	1.31
140,000	National Retail Properties, Inc	2,217,600	0.92
218,000	Nationwide Health Properties, Inc	4,837,420	2.01
130,000	Omega Healthcare Investors, Inc	1,830,400	0.76
325,000	Plum Creek Timber Co, Inc	9,447,750	3.93
132,600	Post Properties, Inc	1,344,564	0.56
70,000	Potlatch Corp	1,623,300	0.68
720,000	Prologis	4,680,000	1.95
290,100	Public Storage, Inc	16,028,025	6.68
200,000	Realty Income Corp	3,764,000	1.57
127,000	Regency Centers Corp	3,374,390	1.41
255,000	Senior Housing Properties Trust	3,575,100	1.49
529,000	Simon Property Group, Inc	18,324,560	7.63
224,000	SL Green Realty Corp	2,419,200	1.01
70,000	Tanger Factory Outlet Centers, Inc	2,160,200	0.90
143,900	Taubman Centers, Inc	2,452,056	1.02
390,000	UDR, Inc	3,357,900	1.40
312,000	Ventas, Inc	7,054,320	2.94
348,400	Vornado Realty Trust	11,580,816	4.82
70,000	Washington Real Estate Investment Trust	1,211,000	0.50
	Other	13,501,245	5.62

		232,740,380	96.92

Shares	Company	Value	% of net assets

HOTELS AND OTHER LODGING PLACES		$254,000	0.11%

NONDEPOSITORY INSTITUTIONS		0	0.00

REAL ESTATE		1,417,076	0.59

	TOTAL COMMON STOCKS (Cost $515,427,914)	238,944,456	99.51

	TOTAL PORTFOLIO (Cost $515,427,914)	238,944,456	99.51
	OTHER ASSETS AND LIABILITIES, NET	1,172,967	0.49

	NET ASSETS	$240,117,423	100.00%

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

120	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

 MANAGED ALLOCATION FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS — INSTITUTIONAL CLASS (q)

16,758,160	TIAA-CREF Bond Plus Fund	$154,342,656	39.31%
6,551,017	TIAA-CREF Enhanced International Equity Index Fund	29,741,617	7.57
7,501,258	TIAA-CREF Enhanced Large-Cap Growth Index Fund	44,332,436	11.29
7,470,482	TIAA-CREF Enhanced Large-Cap Value Index Fund	38,547,685	9.82
3,927,387	TIAA-CREF Growth & Income Fund	23,367,952	5.95
5,483,046	TIAA-CREF International Equity Fund	29,663,278	7.55
4,503,730	TIAA-CREF Large-Cap Growth Fund	29,589,505	7.54
3,415,592	TIAA-CREF Large-Cap Value Fund	25,821,877	6.58
224,448	TIAA-CREF Mid-Cap Growth Fund	2,215,303	0.56
201,468	TIAA-CREF Mid-Cap Value Fund	1,930,063	0.49
1,739,436	TIAA-CREF Small-Cap Equity Fund	13,376,262	3.41

	TOTAL TIAA-CREF FUNDS (Cost $507,068,832)	392,928,634	100.07

	TOTAL PORTFOLIO (Cost $507,068,832)	392,928,634	100.07
	OTHER ASSETS & LIABILITIES, NET	(266,861)	(0.07)

	NET ASSETS	$392,661,773	100.00%

q	Affiliated fund.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	121

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND FUND ▪ MARCH 31, 2009

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$4,407,591	0.24%

APPAREL AND OTHER TEXTILE PRODUCTS				348,000	0.02

BUILDING MATERIALS AND GARDEN SUPPLIES				2,228,562	0.12

BUSINESS SERVICES				2,789,005	0.15

CHEMICALS AND ALLIED PRODUCTS				27,936,519	1.50

COMMUNICATIONS				47,100,931	2.53

DEPOSITORY INSTITUTIONS
		BA Covered Bond Issuer
$9,100,000	g	5.500%, 06/14/12	Aaa	8,914,268	0.48
		Bank of America Corp
8,000,000		2.100%, 04/30/12	Aaa	8,016,256	0.43
		JPMorgan Chase & Co
11,000,000		3.130%, 12/01/11	Aaa	11,396,868	0.60
		Citigroup, Inc
12,000,000		2.130%, 04/30/12	Aaa	12,040,415	0.64
		Depfa ACS Bank
15,700,000	g	5.130%, 03/16/37	Aa	8,220,473	0.44
		Other		65,494,423	3.53

				114,082,703	6.12

ELECTRIC, GAS, AND SANITARY SERVICES				40,125,410	2.15

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,220,647	0.17

ENGINEERING AND MANAGEMENT SERVICES				1,097,492	0.06

FOOD AND KINDRED PRODUCTS				11,374,564	0.61

FOOD STORES				3,936,406	0.21

GENERAL MERCHANDISE STORES				4,703,363	0.25

HOLDING AND OTHER INVESTMENT OFFICES				1,935,229	0.10

INDUSTRIAL MACHINERY AND EQUIPMENT				15,946,708	0.86

INSTRUMENTS AND RELATED PRODUCTS				1,981,150	0.11

INSURANCE CARRIERS				5,345,328	0.29

METAL MINING				2,475,608	0.13

MISCELLANEOUS MANUFACTURING INDUSTRIES				569,892	0.03

MISCELLANEOUS RETAIL				3,024,005	0.16

MOTION PICTURES				2,032,129	0.11

NONDEPOSITORY INSTITUTIONS
		Citigroup Funding, Inc
11,000,000		2.000%, 03/30/12	Aaa	11,035,342	0.60
		Other		57,284,445	3.07

				68,319,787	3.67

NONMETALLIC MINERALS, EXCEPT FUELS				415,237	0.02

OIL AND GAS EXTRACTION				24,475,168	1.31

PAPER AND ALLIED PRODUCTS				1,332,249	0.07

PETROLEUM AND COAL PRODUCTS				15,643,838	0.84

Principal		Issuer	Rating†	Value	% of net assets

PIPELINES, EXCEPT NATURAL GAS				$5,694,622	0.31%

PRIMARY METAL INDUSTRIES				998,996	0.05

PRINTING AND PUBLISHING				3,119,484	0.17

RAILROAD TRANSPORTATION				3,812,057	0.20

REAL ESTATE				285,000	0.02

SECURITY AND COMMODITY BROKERS				32,973,696	1.77

STONE, CLAY, AND GLASS PRODUCTS				1,643,192	0.09

TOBACCO PRODUCTS				2,962,634	0.16

TRANSPORTATION BY AIR				1,050,000	0.06

TRANSPORTATION EQUIPMENT				7,150,385	0.38

WHOLESALE TRADE-NONDURABLE GOODS				982,627	0.05

		TOTAL CORPORATE BONDS (Cost $489,224,155)		467,520,214	25.09

GOVERNMENT BONDS

AGENCY SECURITIES
		Federal Farm Credit Bank (FFCB)
$10,000,000		2.630%, 04/21/11	Aaa	10,225,190	0.55
		Federal National Mortgage Association (FNMA)
26,000,000		2.880%, 10/12/10	Aaa	26,720,147	1.44
8,200,000		1.750%, 03/23/11	Aaa	8,252,767	0.44
20,000,000		2.750%, 03/13/14	Aaa	20,238,740	1.09
		3.250%–7.130%, 06/15/10–10/15/11		10,865,430	0.58
		Federal Home Loan Mortgage Corp (FHLMC)
8,000,000		2.130%, 03/23/12	Aaa	8,060,624	0.43
7,500,000		5.500%, 08/20/12	Aaa	8,359,703	0.45
7,670,000		5.130%, 10/18/16	Aaa	8,531,533	0.46
24,000,000		2.500%–4.880%, 02/09/10–03/27/19		24,647,754	1.32
		Private Export Funding Corp
7,500,000		3.550%, 04/15/13	Aaa	7,801,335	0.42
13,000,000		5.450%, 09/15/17	Aaa	14,543,347	0.78
		Other		20,705,473	1.11

				168,952,043	9.07

FOREIGN GOVERNMENT BONDS				41,732,375	2.24

MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
9,354,975		5.000%, 10/01/25		9,698,985	0.52
15,145,146		6.000%, 01/01/33		15,722,373	0.84
8,846,410		5.000%, 11/01/33		9,158,108	0.49
7,559,443		5.000%, 03/01/34		7,825,796	0.42
9,698,111		5.000%, 08/01/34		10,031,894	0.54
7,494,001		4.500%, 01/01/35		7,703,964	0.41
20,857,989		5.500%, 02/01/35		21,739,564	1.18
7,884,345		5.500%, 09/01/35		8,217,582	0.44
11,352,255		5.500%, 02/01/37		11,796,590	0.63
12,102,105		5.500%, 02/01/38		12,573,218	0.67
14,153,491		5.000%, 04/01/38		14,620,423	0.78
14,000,000	h	4.500%, 05/25/39		14,262,500	0.77
22,000,000	h	5.000%, 05/25/39		22,639,363	1.22
17,000,000	h	6.000%, 05/25/39		17,711,874	0.95
14,000,000		6.500%, 05/25/39		14,691,250	0.79
277,522,489	i	4.440%–8.000%, 06/01/13–02/01/39		288,787,008	15.53

122	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND FUND ▪ MARCH 31, 2009

Principal		Issuer	Value	% of net assets

MORTGAGE-BACKED—continued

		Government National Mortgage Association (GNMA)
$9,000,000		6.000%, 05/15/39	$9,376,875	0.50%
52,321,052		5.000%–8.500%, 01/15/28–01/15/44	54,639,698	2.90
		Federal Home Loan Mortgage Corp Gold (FGLMC)
11,360,056		4.500%, 06/01/21	11,723,105	0.63
10,367,316		7.000%, 12/01/33	11,223,094	0.60
13,558,145		5.000%, 12/01/34	14,026,986	0.75
7,965,328		5.500%, 04/01/37	8,273,925	0.44
106,318,086	h	4.500%–8.000%, 01/01/16–01/01/39	110,717,090	5.93
		Federal Home Loan Mortgage Corp (FHLMC)
32,335,258	i	3.740%–6.090%, 09/15/16–09/01/37	33,371,430	1.81

			740,532,695	39.74

MUNICIPAL BONDS			694,294	0.04

U.S. TREASURY SECURITIES
		United States Treasury Bond
44,236,000		8.000%, 11/15/21	65,455,478	3.50
20,650,000		5.250%, 02/15/29	25,428,534	1.36
		United States Treasury Note
44,098,000		2.750%, 10/31/13	46,509,631	2.50
14,542,000		2.000%, 11/30/13	14,841,929	0.80
11,693,000		1.500%, 12/31/13	11,663,768	0.63
12,763,000		4.750%, 08/15/17	14,928,728	0.80
12,312,000		4.000%, 08/15/18	13,681,710	0.73
8,000,000		3.750%, 11/15/18	8,720,640	0.47
7,205,000		4.500%, 05/15/38	8,411,838	0.45
30,031,900		0.880%–3.500%, 02/28/11–02/15/39	30,569,089	1.65
		Other	8,723,549	0.47

			248,934,894	13.36

	TOTAL GOVERNMENT BONDS
		(Cost $1,150,428,693)	1,200,846,301	64.45

	TOTAL BONDS
		(Cost $1,639,652,848)	1,668,366,515	89.54

STRUCTURED ASSETS

ASSET BACKED			56,050,664	3.01

OTHER MORTGAGE BACKED			67,051,157	3.60

	TOTAL STRUCTURED ASSETS
		(Cost $162,495,905)	123,101,821	6.61

Shares		Company

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS			234,765	0.01

NONDEPOSITORY INSTITUTIONS			296,519	0.02

	TOTAL PREFERRED STOCKS
		(Cost $11,995,375)	531,284	0.03

Principal	Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Farm Credit Bank (FFCB)
$11,000,000	05/18/09	$10,997,559	0.59%
	Federal Home Loan Bank (FHLB)
13,990,000	04/08/09	13,989,075	0.75
	Federal Home Loan Mortgage Corp (FHLMC)
9,555,000	04/13/09	9,554,363	0.51
	Federal National Mortgage Association (FNMA)
11,120,000	04/13/09	11,119,444	0.60
	United States Treasury Bill
33,330,000	05/28/09	33,322,612	1.79
37,635,000	06/11/09	37,621,489	2.01
	Other	10,168,194	0.55

		126,772,736	6.80

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $126,776,968)	126,772,736	6.80

	TOTAL PORTFOLIO
	(Cost $1,940,921,096)	1,918,772,356	102.98
	OTHER ASSET & LIABILITIES, NET	(55,440,496)	(2.98)

	NET ASSETS	$1,863,331,860	100.00%

†	As provided by Moody’s Investors Service (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2009, the value of these securities amounted to $66,121,808 or 3.55% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	123

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

BOND PLUS FUND ▪ MARCH 31, 2009

Principal	Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES			$1,220,398	0.26%

AUTOMOTIVE DEALERS AND SERVICE STATIONS			442,500	0.10

BUILDING MATERIALS AND GARDEN SUPPLIES			728,679	0.16

BUSINESS SERVICES			3,400,138	0.73

CHEMICALS AND ALLIED PRODUCTS			6,955,232	1.51

COAL MINING			88,125	0.02

COMMUNICATIONS
	Verizon New Jersey, Inc
$2,200,000	5.880%, 01/17/12	Baa1	2,260,400	0.50
	Other		14,442,096	3.10

			16,702,496	3.60

DEPOSITORY INSTITUTIONS
	Citigroup, Inc
4,500,000	2.130%, 04/30/12	Aaa	4,515,156	0.98
	New York Community Bank
2,000,000	3.000%, 12/16/11	Aaa	2,048,556	0.44
	Regions Bank
2,000,000	3.250%, 12/09/11	Aaa	2,081,386	0.45
	Sovereign Bank
2,000,000	2.750%, 01/17/12	Aaa	2,039,174	0.44
	Other		21,681,358	4.66

			32,365,630	6.97

ELECTRIC, GAS, AND SANITARY SERVICES			14,305,696	3.08

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT			1,087,765	0.23

ENGINEERING AND MANAGEMENT SERVICES			477,171	0.10

FABRICATED METAL PRODUCTS			501,875	0.11

FOOD AND KINDRED PRODUCTS			3,852,445	0.83

FOOD STORES			2,683,644	0.58

GENERAL MERCHANDISE STORES			1,226,495	0.25

HOLDING AND OTHER INVESTMENT OFFICES			687,187	0.14

HOTELS AND OTHER LODGING PLACES			135,000	0.03

INDUSTRIAL MACHINERY AND EQUIPMENT			3,652,368	0.78

INSTRUMENTS AND RELATED PRODUCTS			1,133,628	0.25

INSURANCE CARRIERS			2,138,571	0.46

MISCELLANEOUS MANUFACTURING INDUSTRIES			508,832	0.11

MISCELLANEOUS RETAIL			258,023	0.06

MOTION PICTURES			1,631,636	0.35

NONDEPOSITORY INSTITUTIONS
	General Electric Capital Corp
2,000,000	2.250%, 03/12/12	Aaa	2,013,897	0.43
2,700,000	5.500%, 06/04/14	Aa2	2,558,695	0.55
	Other		13,868,916	2.98

			18,441,508	3.96

Principal		Issuer	Rating†	Value	% of net assets

NONMETALLIC MINERALS, EXCEPT FUELS				$146,554	0.03%

OIL AND GAS EXTRACTION				9,754,909	2.10

PAPER AND ALLIED PRODUCTS				1,071,022	0.23

PETROLEUM AND COAL PRODUCTS				5,431,335	1.17

PIPELINES, EXCEPT NATURAL GAS				1,087,162	0.23

PRIMARY METAL INDUSTRIES				174,300	0.04

PRINTING AND PUBLISHING				1,276,592	0.27

RAILROAD TRANSPORTATION				2,289,383	0.49

SECURITY AND COMMODITY BROKERS				9,769,250	2.10

STONE, CLAY, AND GLASS PRODUCTS				631,544	0.14

TOBACCO PRODUCTS				894,283	0.19

TRANSPORTATION BY AIR				550,000	0.12

TRANSPORTATION EQUIPMENT				3,370,584	0.72

WHOLESALE TRADE-DURABLE GOODS				410,000	0.09

WHOLESALE TRADE-NONDURABLE GOODS				258,586	0.06

		TOTAL CORPORATE BONDS
		(Cost $159,748,962)		151,740,546	32.65

GOVERNMENT BONDS

AGENCY SECURITIES
		US Department of Housing and Urban Development
$5,000,000		4.790%, 08/01/11		5,356,465	1.16
		Federal Home Loan Mortgage Corp (FHLMC)
3,000,000		2.130%, 03/23/12	Aaa	3,022,734	0.65
2,000,000		3.750%, 03/27/19	Aaa	2,026,862	0.44
		Federal National Mortgage Association (FNMA)
3,000,000		2.750%, 03/13/14	Aaa	3,035,811	0.66
		Other		5,637,254	1.20

				19,079,126	4.11

FOREIGN GOVERNMENT BONDS				12,845,011	2.76

MORTGAGE BACKED
		Federal National Mortgage Association (FNMA)
2,217,504		4.780%, 02/01/14		2,313,771	0.50
2,807,434		4.640%, 11/01/14		2,914,835	0.63
3,373,119		5.000%, 10/01/25		3,497,159	0.75
2,726,025		5.500%, 07/01/33		2,841,242	0.61
2,159,841		5.000%, 03/01/34		2,235,942	0.48
4,096,696		5.000%, 08/01/34		4,237,694	0.92
3,837,166		5.500%, 05/01/35		3,990,953	0.86
3,075,132		5.500%, 05/01/35		3,198,377	0.69
2,523,124		6.000%, 05/01/35		2,641,124	0.57
2,926,919		5.000%, 10/01/35		3,026,846	0.65
2,321,897		6.000%, 04/01/36		2,429,398	0.52
4,412,772	i	5.730%, 09/01/36		4,572,501	0.99
2,290,939	i	5.780%, 12/01/36		2,373,311	0.51
2,986,021		5.000%, 07/01/38		3,050,874	0.66
4,000,000	h	5.000%, 05/25/39		4,116,248	0.89
5,000,000	h	6.000%, 05/25/39		5,209,375	1.12
48,669,653	i	4.000%–9.000%, 06/01/13–05/25/39		50,666,034	10.91

124	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

BOND PLUS FUND ▪ MARCH 31, 2009

Principal		Issuer	Rating†	Value	% of net assets

MORTGAGE BACKED—continued

		Government National Mortgage Association (GNMA)
$14,105,149		5.000%–8.500%, 09/15/23–09/15/43		$14,702,061	3.15%
		Federal Home Loan Mortgage Corp Gold (FGLMC)
3,369,183		5.500%, 12/01/33		3,512,011	0.76
3,005,142		7.000%, 12/01/33		3,253,203	0.70
1,994,803		5.000%, 01/01/34		2,065,654	0.44
2,048,706		6.000%, 05/01/35		2,145,160	0.46
2,523,771		5.500%, 06/01/35		2,624,450	0.56
2,890,407		5.000%, 12/01/37		2,984,324	0.64
2,000,000	h	6.000%, 11/01/38		2,093,110	0.45
23,706,283		4.500%–8.000%, 09/01/10–07/01/38		24,690,969	5.31
		Federal Home Loan Mortgage Corp (FHLMC)
2,571,233	h,i	5.790%, 07/01/36		2,654,431	0.57
6,171,725	h,i	5.700%, 06/01/37		6,388,733	1.38
8,917,046	i	3.740%–6.090%, 09/15/16–08/01/37		9,180,010	1.96

				179,609,800	38.64

U.S. TREASURY SECURITIES
		United States Treasury Bond
8,302,000		8.000%, 11/15/21		12,284,369	2.63
6,600,000		5.250%, 02/15/29		8,127,280	1.75
1,929,000		5.000%, 05/15/37		2,399,796	0.52
		United States Treasury Note
5,146,100		1.380%, 03/15/12		5,181,881	1.11
3,000,000		3.750%, 11/15/18		3,270,240	0.70
4,059,000		2.750%, 02/15/19		4,081,203	0.88
1,750,000		4.500%, 05/15/38		2,043,125	0.44
5,495,000		0.880%–3.130%, 02/28/11–03/31/16		5,616,304	1.21
		Other		1,752,093	0.38

				44,756,291	9.62

		TOTAL GOVERNMENT BONDS
		(Cost $246,108,158)		256,290,228	55.13

		TOTAL BONDS
		(Cost $405,857,120)		408,030,774	87.78

STRUCTURED ASSETS

ASSET BACKED
		GMAC Mortgage Corporation
		Loan Trust 2006-HLTV A3
		Series 2006-HLTV (Class A3)
2,650,000		5.590%, 10/25/29	Baa2	2,314,106	0.50
		Residential Funding Mortgage Securities II, Inc
		Series 2006-HI2 (Class A3)
7,000,000		5.790%, 02/25/36	Aa3	3,961,762	0.85
		Residential Asset Mortgage Products, Inc
		Series 2004-RS11 (Class M1)
5,000,000		1.140%, 11/25/34	Aa1	2,870,168	0.62
		Other		16,935,777	3.64

				26,081,813	5.61

OTHER MORTGAGE BACKED				21,342,785	4.59

		TOTAL STRUCTURED ASSETS
		(Cost $71,745,650)		47,424,598	10.20

Shares		Company	Value	% of net assets

PREFERRED STOCKS

DEPOSITORY INSTITUTIONS			$137,363	0.03%

NONDEPOSITORY INSTITUTIONS			96,245	0.02

		TOTAL PREFERRED STOCKS
		(Cost $4,070,000)	233,608	0.05

TIAA-CREF FUNDS
461,840	q	TIAA-CREF High-Yield Fund	3,357,579	0.72

		TOTAL TIAA-CREF FUNDS
		(Cost $4,620,638)	3,357,579	0.72

Principal	Issuer

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
	Federal Home Loan Mortgage Corp (FHLMC)
$3,380,000	04/01/09	3,380,000	0.72
	Federal National Mortgage Association (FNMA)
2,500,000	04/30/09	2,499,899	0.54
	United States Treasury Bill
6,035,000	06/11/09	6,032,833	1.30

		11,912,732	2.56

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,913,411)	11,912,732	2.56

	TOTAL PORTFOLIO
	(Cost $498,206,819)	470,959,291	101.31
	OTHER ASSET & LIABILITIES, NET	(6,069,749)	(1.31)

	NET ASSETS	$464,889,542	100.00%

†	As provided by Moody’s Investors Service (unaudited).

i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.

h	These securities were purchased on a delayed delivery basis.

q	Affiliated fund.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	125

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

SHORT-TERM BOND FUND ▪ MARCH 31, 2009

Principal		Issuer	Rating†	Value	% of net assets

BONDS

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				$374,744	0.15%

BUILDING MATERIALS AND GARDEN SUPPLIES				500,167	0.21

BUSINESS SERVICES				950,209	0.39

CHEMICALS AND ALLIED PRODUCTS
		Novartis Capital Corp
$1,500,000		4.130%, 02/10/14	Aa2	1,532,842	0.64
		Other		4,268,668	1.77

				5,801,510	2.41

COMMUNICATIONS
		Time Warner Cable, Inc
1,600,000		5.400%, 07/02/12	Baa2	1,545,513	0.64
		Verizon Wireless Capital LLC
1,300,000	g	5.550%, 02/01/14	A2	1,301,087	0.54
		Other		1,506,762	0.62

				4,353,362	1.80

DEPOSITORY INSTITUTIONS
		BA Covered Bond Issuer
4,700,000	g	5.500%, 06/14/12	Aaa	4,604,072	1.91
		Citigroup, Inc
2,000,000		2.130%, 04/30/12	Aaa	2,006,735	0.83
		Regions Bank
1,500,000		3.250%, 12/09/11	Aaa	1,561,040	0.64
		Bank of America Corp
3,000,000		2.380%, 06/22/12	Aaa	3,031,256	1.25
		JPMorgan Chase & Co
3,000,000		3.130%, 12/01/11	Aaa	3,108,236	1.28
		Other		8,664,386	3.56

				22,975,725	9.47

ELECTRIC, GAS, AND SANITARY SERVICES
		Ohio Power Co
1,250,000		5.300%, 11/01/10	A3	1,263,917	0.52
		Other		5,168,587	2.13

				6,432,504	2.65

FABRICATED METAL PRODUCTS				1,006,344	0.42

FOOD AND KINDRED PRODUCTS				1,902,433	0.78

FOOD STORES				1,466,656	0.60

GENERAL MERCHANDISE STORES
		Wal-Mart Stores, Inc
1,600,000		3.000%, 02/03/14	Aa2	1,594,294	0.65

				1,594,294	0.65

HOLDING AND OTHER INVESTMENT OFFICES				125,911	0.05

Principal		Issuer	Rating†	Value	% of net assets

INDUSTRIAL MACHINERY AND EQUIPMENT
		IBM International Group Capital LLC
$1,000,000		5.050%, 10/22/12	A1	$1,057,137	0.44%
		Caterpillar Financial Services Corp
2,000,000		6.130%, 02/17/14	A2	1,942,244	0.80
		Other		834,698	0.35

				3,834,079	1.59

INSTRUMENTS AND RELATED PRODUCTS				223,093	0.09

INSURANCE CARRIERS				1,046,858	0.43

METAL MINING				179,343	0.07

MISCELLANEOUS RETAIL
		CVS Caremark Corp
1,000,000		5.750%, 08/15/11	Baa2	1,048,837	0.43
		Other		255,562	0.11

				1,304,399	0.54

NONDEPOSITORY INSTITUTIONS
		American Honda Finance Corp
1,250,000	g	5.130%, 12/15/10	A1	1,231,106	0.51
		HSBC Finance Corp
1,250,000		5.250%, 01/14/11	A3	1,071,558	0.44
		Kreditanstalt fuer Wiederaufbau
1,550,000		5.250%, 05/19/09	Aaa	1,557,358	0.64
		Other		6,127,431	2.53

				9,987,453	4.12

OIL AND GAS EXTRACTION
		Apache Corp
1,000,000		6.250%, 04/15/12	A3	1,062,039	0.45
		Other		3,101,249	1.28

				4,163,288	1.73

PETROLEUM AND COAL PRODUCTS				1,806,101	0.74

PIPELINES, EXCEPT NATURAL GAS				616,447	0.25

PRIMARY METAL INDUSTRIES				85,383	0.04

PRINTING AND PUBLISHING				952,033	0.39

RAILROAD TRANSPORTATION
		Burlington Northern Santa Fe Corp
1,000,000		6.750%, 07/15/11	Baa1	1,054,619	0.44
		Other		815,750	0.34

				1,870,369	0.78

SECURITY AND COMMODITY BROKERS
		Merrill Lynch & Co, Inc
1,250,000		4.130%, 09/10/09	A2	1,232,846	0.50
		Other		2,475,390	1.03

				3,708,236	1.53

TOBACCO PRODUCTS				422,207	0.17

TRANSPORTATION BY AIR				300,000	0.12

TRANSPORTATION EQUIPMENT				881,896	0.36

WHOLESALE TRADE-NONDURABLE GOODS				1,034,344	0.43

	TOTAL CORPORATE BONDS
		(Cost $81,389,484)		79,899,388	32.96

126	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

SHORT-TERM BOND FUND ▪ MARCH 31, 2009

Principal	Issuer	Rating†	Value	% of net assets

GOVERNMENT BONDS

AGENCY SECURITIES
	Federal Farm Credit Bank (FFCB)
$4,400,000	2.630%, 04/21/11	Aaa	$4,499,084	1.86%
	Federal Home Loan Bank (FHLB)
1,200,000	3.630%, 09/16/11	Aaa	1,255,110	0.52
	Federal Home Loan Mortgage Corp (FHLMC)
4,700,000	4.750%, 11/03/09	Aaa	4,805,120	1.98
6,500,000	4.880%, 02/09/10	Aaa	6,716,599	2.76
2,700,000	7.000%, 03/15/10	Aaa	2,854,607	1.18
2,000,000	3.250%, 07/16/10	Aaa	2,055,014	0.85
3,000,000	2.130%, 03/23/12	Aaa	3,022,734	1.25
	Federal National Mortgage Association (FNMA)
3,000,000	5.380%, 08/15/09	Aaa	3,054,528	1.26
3,000,000	4.630%, 12/15/09	Aaa	3,077,520	1.27
5,900,000	7.130%, 06/15/10	Aaa	6,330,263	2.61
3,000,000	2.880%, 10/12/10	Aaa	3,083,094	1.27
3,000,000	2.000%, 01/09/12	Aaa	3,030,240	1.25
2,000,000	3.630%, 02/12/13	Aaa	2,117,482	0.87
2,500,000	2.750%, 03/13/14	Aaa	2,529,843	1.04
	Private Export Funding Corp
7,000,000	4.900%, 12/15/11	Aaa	7,548,898	3.11
2,000,000	3.550%, 04/15/13	Aaa	2,080,356	0.86
	Other		3,029,287	1.26

			61,089,779	25.20

FOREIGN GOVERNMENT BONDS
	Eksportfinans A/S
1,100,000	5.000%, 02/14/12	Aa1	1,143,998	0.47
	International Finance Corp
1,500,000	5.130%, 05/02/11	Aaa	1,555,380	0.64
	Province of Ontario Canada
2,000,000	2.630%, 01/20/12	Aa1	2,010,553	0.83
	Other		4,902,515	2.02

			9,612,446	3.96

MORTGAGE BACKED			2,144,365	0.88

U.S. TREASURY SECURITIES
	United States Treasury Note
8,901,000	0.880%, 02/28/11		8,918,001	3.68
21,211,000	4.630%, 12/31/11		23,284,035	9.59
3,680,000	1.380%, 03/15/12		3,705,587	1.53
7,395,000	3.130%, 09/30/13		7,919,587	3.27
16,939,000	2.750%, 10/31/13		17,865,360	7.37
1,649,000	2.000%, 11/30/13		1,683,011	0.69
2,946,000	1.880%, 02/28/14		2,978,229	1.23
3,250,000	1.750%, 03/31/14		3,261,174	1.35

			69,614,984	28.71

	TOTAL GOVERNMENT BONDS
	(Cost $136,692,963)		142,461,574	58.75

	TOTAL BONDS
	(Cost $218,082,447)		222,360,962	91.71

Principal	Issuer	Rating†	Value	% of net assets

STRUCTURED ASSETS

ASSET BACKED
	GMAC Mortgage Corporation
	Loan Trust 2006-HLTV A3
	Series 2006-HLTV (Class A3)
$2,000,000	5.590%, 10/25/29	Baa2	$1,746,495	0.72%
	Residential Funding Mortgage Securities II, Inc
	Series 2006-HI2 (Class A3)
4,000,000	5.790%, 02/25/36	Aa3	2,263,864	0.92
	Series 2006-HI3 (Class A2)
2,000,000	5.950%, 02/25/36	Aa1	1,769,127	0.72
	Marriott Vacation Club Owner Trust
	Series 2006-1A (Class A)
1,430,850	5.740%, 04/20/28	Aaa	1,177,741	0.49
	Other		5,794,739	2.41

			12,751,966	5.26

OTHER MORTGAGE BACKED			3,683,350	1.52

	TOTAL STRUCTURED ASSETS
	(Cost $25,810,994)		$16,435,316	6.78%

Shares	Company

PREFERRED STOCKS

NONDEPOSITORY INSTITUTIONS		46,887	0.02

	TOTAL PREFERRED STOCKS
	(Cost $1,789,475)	46,887	0.02

	TOTAL PORTFOLIO
	(Cost $245,682,916)	238,843,165	98.51
	OTHER ASSET & LIABILITIES, NET	3,603,867	1.49

	NET ASSETS	$242,447,032	100.00%

The following abbreviations are used in portfolio description:

LLC - Limited Liability Company

† As provided by Moody’s Investors Service (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 3/31/2009, the value of these securities amounted to $14,714,584 or 6.07% of net assets.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	127

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

HIGH-YIELD FUND ▪ MARCH 31, 2009

Principal		Issuer	Rating†	Value	% of net assets

BANK LOAN OBLIGATIONS

ELECTRIC, GAS, AND SANITARY SERVICES				$1,428,419	0.45%

HEALTH SERVICES
		CHS/Community Health Systems, Inc
$2,378,363	i	3.530%, 07/25/14	Ba3	2,051,005	0.65
		Other		1,747,593	0.56

				3,798,598	1.21

MISCELLANEOUS MANUFACTURING INDUSTRIES				869,147	0.28

SECURITY AND COMMODITY BROKERS				1,607,591	0.51

TRANSPORTATION EQUIPMENT				1,436,670	0.46

		TOTAL BANK LOAN OBLIGATIONS (Cost $9,053,272)		9,140,425	2.91

CORPORATE BONDS

AMUSEMENT AND RECREATION SERVICES				5,338,945	1.70

APPAREL AND ACCESSORY STORES				208,940	0.07

AUTO REPAIR, SERVICES AND PARKING				3,060,698	0.97

AUTOMOTIVE DEALERS AND SERVICE STATIONS
		Autonation, Inc
2,723,000		7.000%, 04/15/14	Ba2	2,409,855	0.77
		Other		1,834,725	0.58

				4,244,580	1.35

BUSINESS SERVICES
		Lamar Media Corp
3,000,000		7.250%, 01/01/13	B2	2,583,750	0.82
4,250,000	g	9.750%, 04/01/14	Ba3	4,138,438	1.32
		Sungard Data Systems, Inc
4,250,000		9.130%, 08/15/13	Caa1	3,697,500	1.17
		Other		10,394,259	3.31

				20,813,947	6.62

CHEMICALS AND ALLIED PRODUCTS
		Koppers Holdings, Inc
3,350,000	j	(Step Bond 0.000% until 11/15/09,
		9.875% until 11/15/14) 11/15/14	B2	2,730,250	0.87
		Other		2,026,360	0.64

				4,756,610	1.51

COAL MINING
		Arch Western Finance LLC
3,050,000		6.750%, 07/01/13	B1	2,790,750	0.89
		Consol Energy, Inc
3,225,000		7.880%, 03/01/12	Ba1	3,208,875	1.02
		Griffin Coal Mining Co Pty Ltd
7,676,000	g	9.500%, 12/01/16	B3	2,705,790	0.86
		Other		1,584,375	0.50

				10,289,790	3.27

Principal		Issuer	Rating†	Value	% of net assets

COMMUNICATIONS
		CSC Holdings, Inc
$2,350,000	g	8.500%, 04/15/14	B1	$2,314,750	0.74%
2,600,000	g	8.630%, 02/15/19	B1	2,502,500	0.80
		Intelsat Jackson Holdings Ltd
3,000,000		11.250%, 06/15/16	Caa2	2,910,000	0.93
	g	Intelsat Subsidiary Holding Co Ltd
2,250,000		8.880%, 01/15/15	B3	2,086,875	0.66
		MetroPCS Wireless, Inc
2,750,000		9.250%, 11/01/14	B3	2,667,500	0.85
		Qwest Communications International, Inc
4,830,000		7.250%, 02/15/11	Ba3	4,660,950	1.48
		Qwest Corp
2,720,000		8.880%, 03/15/12	Ba1	2,686,000	0.85
		Sprint Capital Corp
9,335,000		7.630%, 01/30/11	Ba2	8,634,874	2.75
		Windstream Corp
2,650,000		8.130%, 08/01/13	Ba3	2,610,250	0.83
		Other		15,974,695	5.08

				47,048,394	14.97

DEPOSITORY INSTITUTIONS
		National City Corp
3,869,000		4.000%, 02/01/11	A1	3,525,625	1.12
		Other		1,703,000	0.54

				5,228,625	1.66

ELECTRIC, GAS, AND SANITARY SERVICES
		Allied Waste North America, Inc
3,200,000		7.880%, 04/15/13	Baa3	3,184,000	1.01
		Dynegy Holdings, Inc
3,006,000		8.750%, 02/15/12	B2	2,615,220	0.83
		El Paso Corp
4,275,000	g	7.750%, 07/15/11	Ba3	4,097,870	1.30
2,595,000		12.000%, 12/12/13	Ba3	2,731,238	0.87
		Intergen NV
2,750,000	g	9.000%, 06/30/17	Ba3	2,488,750	0.79
		Mirant North America LLC
2,315,000		7.380%, 12/31/13	B1	2,095,075	0.67
		NRG Energy, Inc
3,500,000		7.250%, 02/01/14	B1	3,290,000	1.05
		Sabine Pass LNG LP
3,725,000		7.250%, 11/30/13	B2	2,626,125	0.84
		Other		19,561,068	6.22

				42,689,346	13.58

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,820,483	0.90

FABRICATED METAL PRODUCTS				2,667,750	0.85

FOOD AND KINDRED PRODUCTS
		Bacardi Ltd
4,500,000	g	8.200%, 04/01/19	Baa1	4,504,202	1.43
		Other		2,230,700	0.71

				6,734,902	2.14

128	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	continued

HIGH-YIELD FUND ▪ MARCH 31, 2009

Principal		Issuer	Rating†	Value	% of net assets

FOOD STORES
		Stater Brothers Holdings
$4,108,000		8.130%, 06/15/12	B2	$4,046,380	1.29%
		Other		408,960	0.13

				4,455,340	1.42

FURNITURE AND FIXTURES				504,736	0.16

FURNITURE AND HOME FURNISHINGS STORES				1,414,000	0.45

GENERAL BUILDING CONTRACTORS				5,079,375	1.62

HEALTH SERVICES
		CHS/Community Health Systems, Inc
3,000,000		8.880%, 07/15/15	B3	2,835,000	0.90
		Fresenius US Finance II, Inc
2,350,000	g	9.000%, 07/15/15	Ba1	2,444,000	0.78
		HCA, Inc
3,860,000		9.130%, 11/15/14	B2	3,628,399	1.16
		Other		2,370,063	0.75

				11,277,462	3.59

HOLDING AND OTHER INVESTMENT OFFICES
		Susser Holdings LLC
3,974,000		10.630%, 12/15/13	B3	3,854,780	1.23
		Other		1,700,788	0.54

				5,555,568	1.77

HOTELS AND OTHER LODGING PLACES				3,292,875	1.05

INDUSTRIAL MACHINERY AND EQUIPMENT
		Scientific Games Corp
4,458,000		6.250%, 12/15/12	Ba3	3,900,750	1.24
2,775,000		0.750%, 12/01/24	NR	2,532,188	0.81
		Other		1,618,900	0.51

				8,051,838	2.56

INSTRUMENTS AND RELATED PRODUCTS				955,748	0.30

LEGAL SERVICES				605,483	0.19

METAL MINING
		Freeport-McMoRan Copper & Gold, Inc
3,400,000		8.250%, 04/01/15	Ba2	3,255,500	1.03
		Other		2,416,675	0.77

				5,672,175	1.80

MISCELLANEOUS MANUFACTURING INDUSTRIES
		WMG Acquisition Corp
4,600,000		7.380%, 04/15/14	B3	3,162,500	1.01

				3,162,500	1.01

MISCELLANEOUS RETAIL				1,151,546	0.37

Principal		Issuer	Rating†	Value	% of net assets

NONDEPOSITORY INSTITUTIONS
		Ford Motor Credit Co
$2,500,000		9.750%, 09/15/10	Caa1	$2,056,615	0.65%
3,466,000		9.880%, 08/10/11	Caa1	2,623,664	0.83
		Other		6,931,458	2.21

				11,611,737	3.69

OIL AND GAS EXTRACTION
		Atlas Energy Resources LLC
4,550,000	g	10.750%, 02/01/18	B3	3,321,500	1.06
		Chesapeake Energy Corp
6,125,000		6.880%, 11/15/20	Ba3	4,792,812	1.52
		Denbury Resources, Inc
2,410,000		7.500%, 04/01/13	B1	2,181,050	0.69
		Other		11,842,304	3.77

				22,137,666	7.04

PAPER AND ALLIED PRODUCTS				7,955,115	2.53

PERSONAL SERVICES
		Mac-Gray Corp
2,400,000		7.630%, 08/15/15	B3	2,217,000	0.70

				2,217,000	0.70

PETROLEUM AND COAL PRODUCTS
		Frontier Oil Corp
2,500,000		8.500%, 09/15/16	Ba3	2,462,500	0.79
		Other		3,216,250	1.02

				5,678,750	1.81

PRIMARY METAL INDUSTRIES				4,952,563	1.58

PRINTING AND PUBLISHING				464,000	0.15

SECURITY AND COMMODITY BROKERS				1,233,400	0.39

SOCIAL SERVICES
		Knowledge Learning Corp, Inc
2,780,000	g	7.750%, 02/01/15	B2	2,237,900	0.71

				2,237,900	0.71

STONE, CLAY, AND GLASS PRODUCTS				844,200	0.27

TRANSPORTATION BY AIR
		Bristow Group, Inc
3,278,000		7.500%, 09/15/17	Ba2	2,458,500	0.78

				2,458,500	0.78

TRANSPORTATION EQUIPMENT				7,351,257	2.34

WATER TRANSPORTATION
		Gulfmark Offshore, Inc
4,021,000		7.750%, 07/15/14	B1	2,975,540	0.95

				2,975,540	0.95

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	129

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

HIGH-YIELD FUND ▪ MARCH 31, 2009

Principal		Issuer	Rating†	Value	% of net assets

WHOLESALE TRADE-DURABLE GOODS
		Ace Hardware Corp
$6,750,000	g	9.130%, 06/01/16	Ba2	$5,535,000	1.76%
		Other		3,019,900	0.96

				8,554,900	2.72

WHOLESALE TRADE-NONDURABLE GOODS
		Inergy LP
2,750,000		8.250%, 03/01/16	B1	2,612,500	0.83
		Other		4,451,075	1.42

				7,063,575	2.25

		TOTAL CORPORATE BONDS
		(Cost $358,191,095)		294,817,759	93.79

SHORT-TERM INVESTMENTS

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Mortgage Corp (FHLMC)
3,925,000		04/02/09		3,924,896	1.25

				3,924,896	1.25

		TOTAL SHORT-TERM INVESTMENTS (Cost $3,924,896)		3,924,896	1.25

		TOTAL PORTFOLIO (Cost $371,169,263)		307,883,080	97.95
		OTHER ASSETS AND LIABILITIES, NET		6,433,296	2.05

		NET ASSETS		$314,316,376	100.00%

The following abbreviations are used in portfolio description:

LLC - Limited Liability Company
LP - Limited Partnership
NR - Not Rated

†	As provided by Moody’s Investors Services (unaudited).

g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2009 the value of these securities amounted to $38,377,575 or 12.21% of net assets.

i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.

j	Zero coupon.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

130	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

TAX-EXEMPT BOND FUND ▪ MARCH 31, 2009

Principal	Issuer	Rating†	Value	% of net assets

LONG-TERM MUNICIPAL BONDS

ALABAMA
	Courtland Industrial Development Board
$2,420,000	5.000%, 11/01/13	Baa3	$2,087,613	0.86%
	Southeast Alabama Gas District
1,785,000	5.000%, 06/01/18	A3	1,831,713	0.75
	Other		420,518	0.17

			4,339,844	1.78

ALASKA
	North Slope Boro AK
1,445,000	5.500%, 06/30/18	A2	1,676,388	0.68
	Other		1,509,814	0.62

			3,186,202	1.30

ARIZONA			3,604,196	1.48

ARKANSAS
	Arkansas Development Finance Authority
1,600,000	5.500%, 12/01/18	NR	1,877,520	0.77
	Other		2,839,942	1.16

			4,717,462	1.93

CALIFORNIA
	Los Angeles Unified School District, COP
1,900,000	5.000%, 10/01/17	A2	1,940,869	0.79
	Other		6,074,215	2.49

			8,015,084	3.28

COLORADO			92,920	0.04

CONNECTICUT			1,111,340	0.45

DISTRICT OF COLUMBIA
	District of Columbia, GO
2,000,000	5.000%, 06/01/16	A1	2,199,120	0.90
	Other		666,481	0.27

			2,865,601	1.17

FLORIDA
	Broward County School Board, COP
1,500,000	5.250%, 07/01/15	Aa3	1,601,760	0.66
	First Governmental Financing Commission
1,600,000	5.500%, 07/01/15	A1	1,758,240	0.72
	Florida Department of Transportation
2,200,000	5.000%, 07/01/18	Aa2	2,421,056	0.99
	Florida State Board of Education
1,890,000	5.000%, 07/01/14	A3	2,000,507	0.82
	Lake County School Board, COP
2,000,000	5.250%, 06/01/17	Baa1	2,123,840	0.87
	Other		10,444,203	4.27

			20,349,606	8.33

GEORGIA
	City of Atlanta GA
2,130,000	5.500%, 11/01/14	Baa1	2,297,077	0.95
	Other		2,934,561	1.19

			5,231,638	2.14

Principal	Issuer	Rating†	Value	% of net assets

ILLINOIS
	Chicago Board of Education, GO
$1,920,000	5.000%, 12/01/17	A1	$2,091,552	0.86%
	Chicago Transit Authority
2,500,000	5.500%, 06/01/18	A2	2,732,949	1.11
	Other		8,920,265	3.66

			13,744,766	5.63

INDIANA
	Avon Community School Building Corp
2,500,000	5.000%, 07/15/17	Baa1	2,683,776	1.10
	Hammond Multi-School Building Corp
1,520,000	5.000%, 07/15/17	WR	1,717,630	0.70
	Indiana Bond Bank
2,120,000	5.250%, 04/01/19	Baa1	2,340,226	0.96
	South Bend Community School Building Corp
1,615,000	5.000%, 01/15/16	WR	1,803,438	0.74
	Other		10,550,453	4.32

			19,095,523	7.82

KENTUCKY			724,037	0.30

LOUISIANA
	City of New Orleans LA, GO
1,950,000	5.500%, 12/01/21	Baa3	1,866,111	0.76
	Desoto Parish LA
3,020,000	5.000%, 10/01/12	Baa3	2,692,994	1.11
	Other		265,287	0.11

			4,824,392	1.98

MASSACHUSETTS			281,859	0.12

MICHIGAN
	Caledonia Community Schools, GO
1,405,000	5.000%, 05/01/15	Aa3	1,593,411	0.65
	Detroit City School District
2,030,000	6.000%, 05/01/21	Aa3	2,170,434	0.88
	Detroit MI
1,700,000	i 5.500%, 07/01/32	A3	1,741,531	0.71
	L’Anse Creuse Public Schools, GO
1,450,000	5.000%, 05/01/15	Aa3	1,653,189	0.68
	Other		8,006,226	3.29

			15,164,791	6.21

MINNESOTA			1,152,950	0.47

MISSISSIPPI
	Mississippi Development Bank Special Obligation
2,000,000	5.000%, 07/01/17	Baa1	2,134,820	0.88
	Other		3,949,443	1.61

			6,084,263	2.49

MISSOURI
	St Louis Regional Convention & Sports Complex Authority
2,040,000	5.250%, 08/15/14	Baa1	2,325,539	0.94
	Other		2,889,432	1.19

			5,214,971	2.13

NEBRASKA			2,449,890	1.00

NEVADA			478,325	0.20

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	131

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

TAX-EXEMPT BOND FUND ▪ MARCH 31, 2009

Principal	Issuer	Rating†	Value	% of net assets

NEW JERSEY
	Garden State Preservation Trust
$2,200,000	6.380%, 11/01/15	Aa3	$2,665,035	1.09%
	New Jersey Transportation Trust Fund Authority
1,500,000	5.250%, 12/15/19	A1	1,602,494	0.66
	Other		6,607,793	2.70

			10,875,322	4.45

NEW MEXICO
	New Mexico Finance Authority
1,495,000	5.000%, 12/15/14	Aa2	1,700,009	0.70
	Other		219,102	0.09

			1,919,111	0.79

NEW YORK
	Long Island Power Authority
1,675,000	5.250%, 12/01/14	A3	1,812,651	0.73
	Other		8,649,691	3.55

			10,462,342	4.28

NORTH CAROLINA			1,178,031	0.48

OHIO
	State of Ohio
4,000,000	4.950%, 09/01/20	NR	3,488,080	1.43
	Other		3,406,201	1.39

			6,894,281	2.82

OKLAHOMA			172,678	0.07

OREGON			342,734	0.14

PENNSYLVANIA
	Carbon County Industrial Development Authority, AMT
2,195,000	6.650%, 05/01/10	NR	2,198,205	0.90
	Delaware Valley Regional Financial Authority
2,525,000	5.500%, 07/01/12	Aa2	2,758,713	1.12
	Philadelphia School District, GO
2,000,000	5.000%, 06/01/24	Aa3	2,129,340	0.87
	Pittsburgh Urban Redevelopment Authority, ETM
1,610,000	6.000%, 09/01/16	Aaa	1,837,606	0.75
	Other		10,265,779	4.22

			19,189,643	7.86

PUERTO RICO
	Commonwealth of Puerto Rico, GO
2,015,000	5.500%, 07/01/15	Baa3	1,969,924	0.80
	Puerto Rico Highway & Transportation Authority
2,300,000	5.000%, 07/01/14	Baa3	2,227,090	0.92
2,000,000	5.250%, 07/01/22	Aa3	2,015,040	0.82
	Puerto Rico Public Buildings Authority
2,670,000	i 5.000%, 07/01/28	Baa3	2,614,331	1.07
	Puerto Rico Public Finance Corp
3,405,000	i 5.750%, 08/01/27	Ba1	3,399,415	1.40
	Other		6,603,604	2.70

			18,829,404	7.71

RHODE ISLAND			2,679,501	1.10

SOUTH CAROLINA			1,701,561	0.70

SOUTH DAKOTA			604,715	0.25

TENNESSEE

Principal	Issuer	Rating†	Value	% of net assets

	Tennessee Energy Acquisition Corp
$4,500,000	5.000%, 09/01/16	Ba1	$3,654,584	1.49%
	Other		1,484,448	0.61

			5,139,032	2.10

TEXAS
	Alliance Airport Authority, AMT
2,600,000	4.850%, 04/01/21	Baa2	2,011,100	0.82
	Brazos River Authority
3,120,000	4.900%, 10/01/15	Baa1	2,908,994	1.18
	County of Harris TX
1,555,000	5.000%, 08/15/16	Aa3	1,773,462	0.73
	Harris County Flood Control District, GO
1,900,000	5.250%, 10/01/18	Aa1	2,186,520	0.89
	Humble Independent School District, GO
1,545,000	5.000%, 02/15/18	Aa2	1,750,500	0.72
	SA Energy Acquisition Public Facility Corp
2,000,000	5.500%, 08/01/19	A2	1,625,500	0.67
	State of Texas, AMT, GO
2,760,000	5.000%, 08/01/18	Aa1	2,823,866	1.15
	Texas Municipal Gas Acquisition & Supply Corp I
2,500,000	5.250%, 12/15/17	A2	1,825,700	0.75
	Other		12,632,678	5.18

			29,538,320	12.09

UTAH			1,254,462	0.51

VERMONT			1,080,174	0.44

VIRGINIA			1,300,754	0.53

WASHINGTON
	Port of Seattle WA
3,275,000	5.500%, 09/01/17	A1	3,593,395	1.47
	Other		1,881,931	0.77

			5,475,326	2.24

WISCONSIN			1,136,060	0.47

	TOTAL LONG-TERM MUNICIPAL BONDS
	(Cost $247,995,346)		242,503,111	99.28

	TOTAL PORTFOLIO
	(Cost $247,995,346)		242,503,111	99.28
	OTHER ASSETS & LIABILITIES, NET		1,768,359	0.72

	NET ASSETS		$244,271,470	100.00%

The following abbreviations are used in portfolio description:

AMT - Alternative Minimum Tax (subject to)
COP - Certificate of Participation
ETM - Escrowed to Maturity
GO - General Obligation
NR - Not rated
WR - Withdrawn rating

†	As provided by Moody’s Investors Service (unaudited).

i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

132	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

INFLATION-LINKED BOND FUND ▪ MARCH 31, 2009

Principal	Issuer	Value	% of net assets

GOVERNMENT BONDS

U.S. TREASURY SECURITIES
	United States Treasury Inflation Indexed Notes/Bonds (k)
$39,293,039	0.880%, 04/15/10	$39,096,573	6.00%
16,690,605	3.500%, 01/15/11	17,426,026	2.67
26,920,222	2.380%, 04/15/11	27,618,479	4.23
9,802,810	3.380%, 01/15/12	10,424,681	1.60
18,492,577	2.000%, 04/15/12	19,024,238	2.91
32,800,160	3.000%, 07/15/12	34,901,403	5.34
17,828,580	0.630%, 04/15/13	17,644,732	2.70
29,960,414	1.880%, 07/15/13	30,709,425	4.70
31,631,497	2.000%, 01/15/14	32,590,311	4.99
27,036,317	2.000%, 07/15/14	27,914,998	4.27
27,336,455	1.630%, 01/15/15	27,609,819	4.23
26,157,176	1.880%, 07/15/15	26,835,641	4.11
25,054,511	2.000%, 01/15/16	25,845,282	3.96
24,351,894	2.500%, 07/15/16	26,026,087	3.99
22,157,941	2.380%, 01/15/17	23,528,964	3.60
18,003,932	2.630%, 07/15/17	19,551,154	2.99
19,852,084	1.630%, 01/15/18	20,063,012	3.07
17,524,279	1.380%, 07/15/18	17,381,894	2.66
12,291,250	2.130%, 01/15/19	13,086,346	2.00
36,432,949	2.380%, 01/15/25	37,856,093	5.81
23,852,576	2.000%, 01/15/26	23,584,234	3.61
19,184,663	2.380%, 01/15/27	20,035,983	3.07
18,844,364	1.750%, 01/15/28	18,043,479	2.76
26,379,305	3.630%, 04/15/28	32,520,723	4.98
9,833,000	2.500%, 01/15/29	10,647,290	1.63
28,027,665	3.880%, 04/15/29	35,998,032	5.51
8,052,035	3.380%, 04/15/32	10,344,353	1.58

		646,309,252	98.97

	TOTAL GOVERNMENT BONDS
	(Cost $631,626,440)	646,309,252	98.97

	TOTAL PORTFOLIO
	(Cost $631,626,440)	646,309,252	98.97
	OTHER ASSET & LIABILITIES, NET	6,704,763	1.03

	NET ASSETS	$653,014,015	100.00%

k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	133

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)

MONEY MARKET FUND ▪ MARCH 31, 2009

Principal		Issuer	Value	% of net assets

SHORT-TERM INVESTMENTS

BANKER’S ACCEPTANCES
		JPMorgan Chase Bank NA
$31,263,000		04/06/09–07/21/09	$31,224,269	2.08%
		Other	11,228,355	0.74

			42,452,624	2.82

CERTIFICATE OF DEPOSIT
		Abbey National North America LLC
10,000,000		0.720%, 05/19/09	10,000,266	0.67
15,595,000		0.600–0.720%, 05/15/09–06/05/09	15,595,462	1.04
		Banco Bilbao Vizcaya Argentaria S.A.
10,000,000		0.700%, 05/15/09	10,000,001	0.67
10,000,000		0.910%, 06/08/09	10,000,000	0.66
		Bank of Nova Scotia
9,950,000		0.730%, 05/19/09	9,950,000	0.66
10,310,000		0.700%, 06/09/09	10,310,000	0.69
		Calyon North America, Inc
10,000,000		1.050%, 05/05/09	10,000,189	0.67
10,000,000		0.420%, 04/28/09	10,000,150	0.67
		Rabobank Nederland NV
10,000,000		0.750%, 07/27/09	10,000,000	0.66
		Royal Bank of Canada
15,000,000		0.600%, 06/10/09	15,000,582	1.00
		Toronto Dominion Bank
10,000,000		1.900%, 07/20/09	10,000,000	0.66
30,000,000		0.620–2.000%, 09/22/09–11/12/09	30,000,000	1.99
		Other	57,291,330	3.81

			208,147,980	13.85

COMMERCIAL PAPER
		Abbey National North America LLC
12,075,000		08/17/09	12,031,953	0.80
		American Honda Finance Corp
22,220,000		04/22/09	22,211,575	1.48
		Danske Corp
16,176,000		05/28/09	16,158,840	1.07
		Fairway Finance LLC
15,122,000		05/11/09	15,111,079	1.01
		GECC-TLGP
24,900,000	p	04/03/09–07/20/09	24,870,025	1.65
10,000,000	p	06/30/09	9,987,500	0.66
15,000,000	p	07/08/09	14,974,683	1.00
		Govco LLC
19,730,000		04/30/09–06/17/09	19,687,994	1.31
10,000,000		06/23/09	9,971,180	0.66
		HSBC Finance Corp
10,135,000		04/08/09	10,132,931	0.67
		ING US Funding LLC
10,000,000		04/20/09	9,996,411	0.67
		Kitty Hawk Funding Corp
19,849,000		04/02/09–05/01/09	19,843,824	1.32

Principal	Issuer	Value	% of net assets

COMMERCIAL PAPER—continued
	Lloyds TSB Bank plc
$17,791,000	04/07/09–04/23/09	$17,786,008	1.18%
	Nestle Capital Corp
10,000,000	04/07/09	9,999,666	0.67
18,265,000	06/05/09–10/09/09	18,231,975	1.21
	Old Line Funding LLC
42,445,000	04/14/09–06/12/09	42,422,237	2.82
10,000,000	05/18/09	9,992,167	0.67
	Park Avenue Receivables Corp
17,938,000	04/02/09–05/19/09	17,931,878	1.19
10,000,000	04/15/09	9,998,056	0.67
	Private Export Funding Corp
10,000,000	05/21/09	9,992,361	0.66
27,980,000	04/01/09–07/20/09	27,949,268	1.86
14,730,000	08/03/09	14,694,484	0.98
	Procter & Gamble International Funding S.C.A
10,000,000	05/13/09	9,996,267	0.67
27,810,000	04/03/09–06/08/09	27,797,127	1.85
10,000,000	06/03/09	9,990,375	0.66
	Rabobank USA Financial Corp
33,940,000	04/06/09–07/23/09	33,903,826	2.26
	Ranger Funding Co LLC
16,260,000	04/09/09	16,258,096	1.08
10,000,000	04/16/09	9,998,125	0.67
	Sheffield Receivables Corp
21,100,000	04/16/09–07/10/09	21,077,683	1.40
	Shell International Finance BV
10,000,000	06/24/09	9,992,300	0.66
	Societe Generale North America, Inc
10,000,000	04/30/09	9,992,749	0.66
	Svensk Exportkredit AB
10,000,000	04/01/09	9,999,999	0.67
31,600,000	04/06/09–08/18/09	31,572,304	2.10
12,000,000	07/07/09	11,953,116	0.80
	Toyota Motor Credit Corp
23,000,000	04/08/09–04/29/09	22,991,484	1.53
11,020,000	04/15/09	11,017,738	0.73
10,000,000	04/17/09	9,997,333	0.67
	Variable Funding Capital Co LLC
10,000,000	05/22/09	9,993,200	0.66
10,000,000	05/28/09	9,990,183	0.66
	Yorktown Capital LLC
12,473,000	05/18/09	12,461,666	0.83
	Other	190,080,825	12.64

		833,040,491	55.41

134	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

SUMMARY PORTFOLIO OF INVESTMENTS (UNAUDITED)	concluded

MONEY MARKET FUND ▪ MARCH 31, 2009

Principal		Issuer	Value	% of net assets

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES
		Federal Home Loan Bank (FHLB)
$52,249,000		10/07/09–02/11/10	$52,105,579	3.47%
10,185,000		04/22/09	10,167,175	0.68
10,000,000		09/04/09	9,976,600	0.66
		Federal Home Loan Mortgage Corp (FHLMC)
10,030,000		09/30/09	10,000,330	0.67
103,576,000		04/06/09–05/20/09	103,325,642	6.87
		Federal National Mortgage Association (FNMA)
10,000,000		05/12/09	9,986,333	0.66
11,586,000		05/20/09	11,568,759	0.77
9,950,000		07/30/09	9,932,090	0.66
14,610,000		08/12/09	14,579,235	0.97
84,322,000		04/01/09–12/21/09	84,129,281	5.60
		Other	4,984,050	0.33

			320,755,074	21.34

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES
	i	Federal Home Loan Bank (FHLB)
18,500,000		1.29%, 09/10/09	18,500,001	1.23
10,000,000	i	0.970%, 01/08/10	10,000,000	0.67
10,000,000	i	0.960%, 01/13/10	9,998,427	0.66
10,000,000	i	0.810%, 03/11/10	9,999,718	0.67
		Federal Home Loan Mortgage Corp (FHLMC)
20,000,000	i	1.100%, 02/09/10	20,006,141	1.33
		Other	16,000,000	1.06

			84,504,287	5.62

VARIABLE NOTES
		PACCAR Financial Corp
10,000,000	i	1.200%, 04/27/09	9,999,864	0.67
		Other	5,000,000	0.33

			14,999,864	1.00

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $1,503,900,320)	1,503,900,320	100.04

		TOTAL PORTFOLIO
		(Cost $1,503,900,320)	1,503,900,320	100.04
		OTHER ASSETS & LIABILITIES, NET	(581,200)	(0.04)

		NET ASSETS	$1,503,319,120	100.00%

The following abbreviations are used in portfolio description:

LLC - Limited Liability Company
plc - Public Limited Company

i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.

p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

For ease of presentation, we have grouped a number of industry classification categories together in the Summary portfolio of investments. Note that the funds use more specific industry categories in following their investment limitations in industry concentrations.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	135

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF FUNDS ▪ MARCH 31, 2009

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund

ASSETS
Portfolio investments, at cost	$19,831,125	$1,010,472,332	$2,010,643,270	$534,767,716	$918,710,019	$513,598,005	$1,053,657,566	$546,001,113	$440,335,216	$575,220,375	$1,066,398,761	$1,225,674,713
Net unrealized appreciation (depreciation) of portfolio investments	(5,395,950)	(147,386,736)	(714,700,748)	(59,659,200)	(289,871,752)	(150,798,038)	(301,150,146)	(153,231,224)	(122,411,531)	(242,679,753)	(254,695,231)	(411,530,539)

Portfolio investments, at value	14,435,175	863,085,596	1,295,942,522	475,108,516	628,838,267	362,799,967	752,507,420	392,769,889	317,923,685	332,540,622	811,703,530	814,144,174
Cash	—	13,998,259	19,122,179	6,801,757	—	3,758,557	21,708,335	—	13,304,173	1,640,063	5,483,159	6,255,474
Cash—foreign*	—	1	8,473,371	—	—	1	—	—	—	—	—	—
Receivable from securities transactions	11,789,253	14,513,826	12,211,538	4,870,269	4,026,187	1,607,678	—	1,654,671	2,277,186	329,551	1,327,932	36,565
Receivable from Fund shares sold	—	3,082,409	4,280,972	1,236,180	1,880,140	2,061,525	4,549,089	1,442,842	1,219,295	5,153,656	1,797,201	3,182,195
Dividends and investment receivable	67,967	1,455,554	5,865,254	364,866	1,414,183	190,036	1,684,531	600,274	438,910	764,729	1,465,874	1,683,028
Due from investment advisor	15,981	—	—	—	6,052	—	—	6,765	—	—	—	—
Reclaims receivable	11,950	31,738	1,868,745	31,224	6,258	—	1,665	—	—	1,397	1,485	1,846
Receivable for variation margin on open future contracts	—	—	—	—	—	—	—	—	4,813	16,800	31,392	91,808

Total assets	26,320,326	896,167,383	1,347,764,581	488,412,812	636,171,087	370,417,764	780,451,040	396,474,441	335,168,062	340,446,818	821,810,573	825,395,090

LIABILITIES
Management fees payable	3,290	316,100	538,219	164,254	224,671	139,641	286,883	148,343	10,017	10,568	26,202	26,342
Service agreement fees payable	—	52,814	140,469	4,500	72,596	54,279	111,027	40,340	16,863	18,774	2,920	39,161
Accrued expenses	32,929	225,530	212,229	211,138	58,989	49,409	74,557	45,286	32,948	33,184	132,389	44,714
Due to bank	8,682,720	—	—	—	990,795	—	—	760,601	—	—	—	—
Payable for securities transactions	191,369	17,516,636	6,171,961	10,331,523	6,612,137	4,305,925	3,137,319	1,045,194	14,448,638	4,522,759	4,555,644	1,292,266
Payable for Fund shares redeemed	2,878,132	2,696,857	1,162,114	704,335	1,133,053	212,439	388,325	761,219	31,921	34,349	184,059	192,213
Payable for foreign tax withholding	—	5,394	295,413	—	4,244	—	6,796	—	—	46	79	—

Total liabilities	11,788,440	20,813,331	8,520,405	11,415,750	9,096,485	4,761,693	4,004,907	2,800,983	14,540,387	4,619,680	4,901,293	1,594,696

NET ASSETS	$14,531,886	$875,354,052	$1,339,244,176	$476,997,062	$627,074,602	$365,656,071	$776,446,133	$393,673,458	$320,627,675	$335,827,138	$816,909,280	$823,800,394

NET ASSETS CONSIST OF:
Paid-in-capital	$160,954,486	$1,202,167,657	$2,906,772,408	$872,041,808	$1,248,103,571	$600,797,140	$1,273,835,644	$680,892,960	$465,180,180	$587,537,710	$1,098,526,154	$1,271,311,379
Accumulated undistributed (distributions in excess of) net investment income (loss)	(527,122)	35,722	5,132,217	(1,786,971)	4,169,273	537,777	3,881,498	2,322,144	1,339,343	2,830,009	5,147,472	5,633,048
Accumulated net realized gain (loss) on total investments	(140,500,210)	(179,463,699)	(857,966,730)	(333,600,894)	(335,326,656)	(84,880,808)	(200,121,732)	(136,310,422)	(23,480,317)	(11,835,802)	(32,054,998)	(42,038,985)
Accumulated net unrealized appreciation (depreciation) on total investments	(5,395,268)	(147,385,628)	(714,693,719)	(59,656,881)	(289,871,586)	(150,798,038)	(301,149,277)	(153,231,224)	(122,411,531)	(242,704,779)	(254,709,348)	(411,105,048)

NET ASSETS	$14,531,886	$875,354,052	$1,339,244,176	$476,997,062	$627,074,602	$365,656,071	$776,446,133	$393,673,458	$320,627,675	$335,827,138	$816,909,280	$823,800,394

INSTITUTIONAL CLASS:
Net assets	$14,531,886	$243,231,618	$452,660,228	$202,458,193	$209,320,955	$50,408,073	$112,233,078	$154,842,841	$234,566,419	$239,564,950	$573,488,343	$624,383,901
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,937,954	40,868,513	83,687,463	30,829,288	27,694,756	5,105,762	11,713,867	20,123,969	30,063,392	31,485,507	97,797,576	69,348,636
Net asset value per share	$4.95	$5.95	$5.41	$6.57	$7.56	$9.87	$9.58	$7.69	$7.80	$7.61	$5.86	$9.00

RETIREMENT CLASS:
Net assets	$—	$271,846,617	$694,829,044	$23,696,991	$368,612,870	$272,910,472	$570,298,011	$206,940,505	$86,061,256	$96,262,188	$15,453,639	$199,416,493
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	45,194,006	124,710,497	3,613,869	48,889,500	27,933,992	59,772,094	27,214,585	10,950,723	12,493,498	2,598,374	22,229,354
Net asset value per share	$—	$6.02	$5.57	$6.56	$7.54	$9.77	$9.54	$7.60	$7.86	$7.70	$5.95	$8.97

RETAIL CLASS:
Net assets	$—	$360,275,817	$191,754,904	$250,841,878	$49,140,777	$42,337,526	$93,915,044	$31,890,112	$—	$—	$227,967,298	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	50,177,546	50,210,369	38,203,212	6,679,321	4,330,385	9,957,325	4,212,919	—	—	38,238,490	—
Net asset value per share	$—	$7.18	$3.82	$6.57	$7.36	$9.78	$9.43	$7.57	$—	$—	$5.96	$—

* Cost:	$—	$2	$8,470,481	$—	$—	$1	$—	$—	$—	$—	$—	$—

136 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 137

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	continued

TIAA-CREF FUNDS ▪ MARCH 31, 2009

	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund

ASSETS
Portfolio investments, at cost	$78,993,308	$251,388,557	$163,433,524	$168,355,628	$217,311,249	$271,522,853	$1,074,059,983	$276,008,835	$358,371,544	$353,808,377	$706,854,563	$515,427,914
Net unrealized appreciation (depreciation) of portfolio investments	(22,058,999)	(112,659,366)	(55,365,681)	(52,933,469)	(94,422,220)	(105,266,005)	(400,699,030)	(60,526,443)	(35,455,550)	(72,697,505)	(241,980,713)	(276,483,458)

Portfolio investments, at value	56,934,309	138,729,191	108,067,843	115,422,159	122,889,029	166,256,848	673,360,953	215,482,392	322,915,994	281,110,872	464,873,850	238,944,456
Cash	465,725	—	442,854	2,209,939	1,204,466	396,060	2,604,387	1,880,385	6,178,218	837,365	10,000,499	6,660,730
Cash—foreign*	—	—	—	—	—	—	289,299	70,005	93	—	—	1
Receivable from securities transactions	289,601	1,299,829	77,191	164,955	107,460	41,072	412,517	3,792,372	—	340,963	—	18,347,423
Receivable from Fund shares sold	603,649	331,404	716,126	732,092	385,252	571,048	3,452,122	545,501	21,826	194,304	1,768,538	1,250,264
Dividends and investment receivable	49,961	356,364	176,863	60,190	270,498	221,109	3,072,421	1,028,098	398,526	656,120	632,967	1,510,056
Due from investment advisor	16,101	11,202	16,109	13,861	15,247	16,471	—	15,321	8,220	7,489	—	13,396
Reclaims receivable	—	—	—	—	—	—	432,289	125,692	—	—	—	973
Receivable for variation margin on open future contracts	—	—	5,756	24,332	13,383	48,843	—	—	—	—	—	—

Total assets	58,359,346	140,727,990	109,502,742	118,627,528	124,885,335	167,551,451	683,623,988	222,939,766	329,522,877	283,147,113	477,275,854	266,727,299

LIABILITIES
Management fees payable	1,807	4,489	3,405	3,609	3,873	5,253	21,720	77,719	88,652	77,834	55,535	100,363
Service agreement fees payable	4,953	11,913	14,310	11,687	11,335	10,528	69,100	—	—	—	47,264	15,933
Accrued expenses	25,663	27,165	33,730	26,315	29,456	32,945	83,321	56,913	36,992	35,006	74,817	62,391
Due to bank	—	685,096	—	—	—	—	—	—	—	—	—	—
Payable for securities transactions	1,183,906	744,319	434,448	910,822	545,153	708,269	4,058,101	5,726,979	3,293,721	237,146	9,180,184	26,125,012
Payable for Fund shares redeemed	539	37,787	5,187	—	60,963	75,223	139,227	499,507	2,166,967	1,348,290	76,036	306,177
Payable for foreign tax withholding	—	78	30	—	39	24	150,557	49,538	—	—	22	—

Total liabilities	1,216,868	1,510,847	491,110	952,433	650,819	832,242	4,522,026	6,410,656	5,586,332	1,698,276	9,433,858	26,609,876

NET ASSETS	$57,142,478	$139,217,143	$109,011,632	$117,675,095	$124,234,516	$166,719,209	$679,101,962	$216,529,110	$323,936,545	$281,448,837	$467,841,996	$240,117,423

NET ASSETS CONSIST OF:
Paid-in-capital	$88,873,878	$259,968,162	$191,664,829	$173,859,593	$223,233,349	$280,055,685	$1,102,806,079	$332,481,569	$396,615,324	$378,075,644	$728,954,561	$647,719,965
Accumulated undistributed (distributions in excess of) net investment income (loss)	123,246	716,597	1,095,815	174,903	995,480	1,195,667	4,525,948	1,469,642	1,066,237	2,041,309	2,581,973	(1,954,029)
Accumulated net realized gain (loss) on total investments	(9,795,647)	(8,808,250)	(28,381,998)	(3,472,497)	(5,572,429)	(9,668,227)	(27,537,976)	(56,890,020)	(38,289,467)	(25,970,611)	(21,713,825)	(129,164,674)
Accumulated net unrealized appreciation (depreciation) on total investments	(22,058,999)	(112,659,366)	(55,367,014)	(52,886,904)	(94,421,884)	(104,863,916)	(400,692,089)	(60,532,081)	(35,455,549)	(72,697,505)	(241,980,713)	(276,483,839)

NET ASSETS	$57,142,478	$139,217,143	$109,011,632	$117,675,095	$124,234,516	$166,719,209	$679,101,962	$216,529,110	$323,936,545	$281,448,837	$467,841,996	$240,117,423

INSTITUTIONAL CLASS:
Net assets	$31,082,478	$77,886,357	$35,495,246	$55,061,282	$65,595,643	$112,201,842	$330,004,166	$216,529,110	$323,936,545	$281,448,837	$123,945,006	$116,010,338
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,927,124	10,264,463	4,070,800	7,138,779	10,275,855	15,079,791	31,483,068	47,659,777	54,850,333	54,537,375	19,085,334	26,639,675
Net asset value per share	$7.91	$7.59	$8.72	$7.71	$6.38	$7.44	$10.48	$4.54	$5.91	$5.16	$6.49	$4.35

RETIREMENT CLASS:
Net assets	$26,060,000	$61,330,786	$73,516,386	$62,613,813	$58,638,873	$54,517,367	$349,097,796	$—	$—	$—	$241,234,547	$77,971,438
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	3,307,270	7,962,214	8,356,756	7,546,597	9,036,271	7,300,956	32,743,631	—	—	—	36,731,052	17,386,521
Net asset value per share	$7.88	$7.70	$8.80	$8.30	$6.49	$7.47	$10.66	$—	$—	$—	$6.57	$4.48

RETAIL CLASS:
Net assets	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$102,662,443	$46,135,647
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	—	—	—	—	—	—	—	17,115,822	10,649,116
Net asset value per share	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$6.00	$4.33

* Cost:	$—	$—	$—	$—	$—	$—	$291,302	$70,095	$92	$—	$—	$1

138 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 139

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF FUNDS ▪ MARCH 31, 2009

	Managed Allocation Fund	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Money Market Fund

ASSETS
Portfolio investments, at cost	$507,068,832	$1,940,921,096	$498,206,819	$245,682,916	$371,169,263	$247,995,346	$631,626,440	$1,503,900,320
Net unrealized appreciation (depreciation) of portfolio investments	(114,140,198)	(22,148,740)	(27,247,528)	(6,839,751)	(63,286,183)	(5,492,235)	14,682,812	—

Portfolio investments, at value	392,928,634	1,918,772,356	470,959,291	238,843,165	307,883,080	242,503,111	646,309,252	1,503,900,320
Cash	—	2,001,754	591,017	371,725	—	—	411,662	6,550
Receivable from securities transactions	3,211,636	151,036,907	26,248,211	3,287,094	5,859,528	559,806	—	—
Receivable from Fund shares sold	281,328	10,130,833	3,635,028	1,811,099	881,406	112,129	3,539,970	1,402,580
Dividends and investment receivable	645,498	14,389,807	4,145,545	2,320,413	7,941,114	3,575,696	3,817,320	424,777
Due from investment advisor	96,023	—	4,153	9,235	5,961	2,521	—	14,290
Prepaid Insurance	—	—	—	—	—	—	—	50,415

Total assets	397,163,119	2,096,331,657	505,583,245	246,642,731	322,571,089	246,753,263	654,078,204	1,505,798,932

LIABILITIES
Management fees payable	—	460,594	117,315	51,900	91,017	62,527	159,587	127,458
Service agreement fees payable	2,911	10,811	7,055	7,009	8,304	—	15,186	35,680
Accrued expenses	211,970	62,720	249,101	87,415	93,427	62,516	36,383	328,930
Due to bank	91,535	—	—	—	1,144,822	682,330	—	—
Payable for securities transactions	4,132,090	230,275,976	39,653,621	3,405,843	5,179,421	1,036,875	665,493	—
Payable for Fund shares redeemed	62,840	1,869,904	576,821	516,832	1,219,845	492,927	187,540	1,978,551
Income distribution payable	—	319,413	89,664	126,700	517,877	144,618	—	9,193
Payable for foreign tax withholding	—	379	126	—	—	—	—	—

Total liabilities	4,501,346	232,999,797	40,693,703	4,195,699	8,254,713	2,481,793	1,064,189	2,479,812

NET ASSETS	$392,661,773	$1,863,331,860	$464,889,542	$242,447,032	$314,316,376	$244,271,470	$653,014,015	$1,503,319,120

NET ASSETS CONSIST OF:
Paid-in-capital	$572,687,329	$1,925,178,200	$518,124,002	$253,749,234	$429,550,618	$250,786,442	$670,191,316	$1,503,329,260
Accumulated undistributed (distributions in excess of) net investment income (loss)	125,447	21,233	39,406	(7,127)	(295,280)	45,740	(20,033,580)	(9,047)
Accumulated net realized gain (loss) on total investments	(66,010,805)	(39,718,833)	(26,026,338)	(4,455,324)	(51,652,779)	(1,068,477)	(11,826,533)	(1,093)
Accumulated net unrealized appreciation (depreciation) on total investments	(114,140,198)	(22,148,740)	(27,247,528)	(6,839,751)	(63,286,183)	(5,492,235)	14,682,812	—

NET ASSETS	$392,661,773	$1,863,331,860	$464,889,542	$242,447,032	$314,316,376	$244,271,470	$653,014,015	$1,503,319,120

INSTITUTIONAL CLASS:
Net assets	$1,410,773	$1,782,915,649	$198,835,188	$105,436,746	$184,781,036	$59,358,820	$462,709,007	$313,142,376
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	202,454	181,796,568	21,592,938	10,734,932	25,426,754	6,031,768	45,396,221	313,142,218
Net asset value per share	$6.97	$9.81	$9.21	$9.82	$7.27	$9.84	$10.19	$1.00

RETIREMENT CLASS:
Net assets	$14,594,217	$55,688,429	$34,501,190	$33,625,169	$42,013,114	$—	$74,614,269	$168,727,560
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	2,094,704	5,584,498	3,741,864	3,420,500	5,781,081	—	7,250,575	168,726,728
Net asset value per share	$6.97	$9.97	$9.22	$9.83	$7.27	$—	$10.29	$1.00

RETAIL CLASS:
Net assets	$376,656,783	$24,727,782	$231,553,164	$103,385,117	$87,522,226	$184,912,650	$115,690,739	$1,021,449,184
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	53,915,088	2,482,151	25,096,683	10,517,444	11,993,630	18,765,033	11,549,667	1,021,441,788
Net asset value per share	$6.99	$9.96	$9.23	$9.83	$7.30	$9.85	$10.02	$1.00

140 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 141

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2009

	Growth Equity Fund	Growth & Income Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Small-Cap Equity Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	Equity Index Fund	S&P 500 Index Fund

INVESTMENT INCOME
Dividends	$1,030,930	$10,535,396	$14,712,498	$2,772,491	$11,868,277	$1,777,548	$12,573,707	$3,742,786	$2,972,939	$6,492,323	$11,456,805	$12,586,893
Foreign taxes withheld	(4,441)	(8,136)	(668,022)	(13,522)	(29,538)	(4,841)	(1,167)	—	—	(229)	(450)	—
Interest	—	2,065	21,688	543	(141)	95	4,008	240	646	1,986	4,084	2,240
Income from securities lending	13,937	26,178	158,423	17,071	43,318	46,358	93,491	92,637	18,889	31,115	84,629	62,198

Total income	1,040,426	10,555,503	14,224,587	2,776,583	11,881,916	1,819,160	12,670,039	3,835,663	2,992,474	6,525,195	11,545,068	12,651,331

EXPENSES
Investment management fees	58,458	1,879,863	3,574,672	916,382	1,584,027	820,997	1,761,449	946,643	59,756	69,440	165,932	168,286
Service agreement fees — Retirement Class	—	295,079	956,578	28,149	475,931	164,218	673,443	261,888	99,341	118,474	16,720	238,023
Distribution fees — Retail Class	—	372,954	211,083	249,238	37,458	32,118	79,126	25,343	—	—	238,167	—
Fund administration fees	8,874	8,875	8,875	875	8,875	8,874	8,875	8,874	8,874	8,875	8,874	8,874
Custody fees	15,703	33,615	73,921	3,304	22,955	9,810	17,669	20,214	21,748	19,634	39,585	17,703
Audit fees	1,137	15,043	30,208	329	389	390	389	389	390	390	22,626	455
Legal fees	28,215	5,997	5,931	996	5,996	497	5,996	5,996	5,997	5,997	5,997	5,997
Report printing and mailing expenses	3,115	569	17,164	165	7,533	839	14,743	9,341	3,413	804	6,623	21,997
Transfer agency fees and expenses — Institutional Class	614	782	1,718	1,112	775	763	1,388	1,172	1,432	2,170	2,194	1,639
Transfer agency fees and expenses — Retirement Class	—	476	3,152	140	274	138	1,829	215	247	209	126	236
Transfer agency fees and expenses — Retail Class	—	300,397	211,319	236,930	58,135	59,465	93,264	47,825	—	—	165,345	—
Trustee fees and expenses	2,117	2,117	2,117	118	2,117	2,117	2,117	2,117	2,117	2,117	2,117	2,118
Compliance fees	543	510	1,242	5	212	20	141	375	141	141	902	396
Interest expense	19,498	13	2,897	10,262	25,416	1,971	2,499	325	834	537	7,535	929
Registration fees	14,208	23,264	90,958	2,721	14,299	419	57,327	15,139	16,310	22,335	22,669	28,726
Other expenses	111	100	815	45	153	91	100	5	85	42	203	204

Total expenses before expense reimbursement	152,593	2,939,654	5,192,650	1,450,771	2,244,545	1,102,727	2,720,355	1,345,861	220,685	251,165	705,615	495,583
Less: Expenses reimbursed by the investment advisor	(102,684)	(75,923)	(60,590)	(149,157)	(10,472)	(52,792)	—	(87,472)	(49,853)	(31,375)	(24,715)	—
Fee waiver by investment advisor and TPIS	—	(372,954)	(211,083)	(249,238)	(37,458)	(32,118)	(79,126)	(25,343)	—	—	(238,167)	—

Net expenses	49,909	2,490,777	4,920,977	1,052,376	2,196,615	1,017,817	2,641,229	1,233,046	170,832	219,790	442,733	495,583

Net investment income	990,517	8,064,726	9,303,610	1,724,207	9,685,301	801,343	10,028,810	2,602,617	2,821,642	6,305,405	11,102,335	12,155,748

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(107,004,941)	(166,044,884)	(581,197,607)	(122,447,621)	(203,335,785)	(59,988,011)	(178,761,378)	(97,073,604)	(3,924,620)	(4,910,980)	(5,142,554)	(11,994,630)
Futures transactions	—	—	—	—	—	—	—	(2,210,778)	(276,464)	(906,131)	(1,761,414)	(520,631)
Foreign currency transactions	(20,336)	(45,877)	(2,042,877)	(35,641)	29,110	1,588	(38,589)	—	(15)	—	34	—

Net realized loss on total investments	(107,025,277)	(166,090,761)	(583,240,484)	(122,483,262)	(203,306,675)	(59,986,423)	(178,799,967)	(99,284,382)	(4,201,099)	(5,817,111)	(6,903,934)	(12,515,261)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	31,618,456	(108,593,033)	(151,397,297)	(3,571,939)	(123,150,609)	(84,738,593)	(167,186,230)	(99,276,950)	(93,150,452)	(161,390,517)	(334,477,147)	(334,649,149)
Futures transactions	—	—	—	—	—	—	—	263,982	7,822	(23,780)	24,864	399,656
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	2,054	183	97,784	(835)	353	586	229	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	31,620,510	(108,592,850)	(151,299,513)	(3,572,774)	(123,150,256)	(84,738,007)	(167,186,001)	(99,012,968)	(93,142,630)	(161,414,297)	(334,452,283)	(334,249,493)

Net realized and unrealized loss on total investments	(75,404,767)	(274,683,611)	(734,539,997)	(126,056,036)	(326,456,931)	(144,724,430)	(345,985,968)	(198,297,350)	(97,343,729)	(167,231,408)	(341,356,217)	(346,764,754)

Net decrease in net assets resulting from operations	$(74,414,250)	$(266,618,885)	$(725,236,387)	$(124,331,829)	$(316,771,630)	$(143,923,087)	$(335,957,158)	$(195,694,733)	$(94,522,087)	$(160,926,003)	$(330,253,882)	$(334,609,006)

142	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	143

STATEMENTS OF OPERATIONS (UNAUDITED)	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2009

	Mid-Cap Growth Index Fund	Mid-Cap Value Index Fund	Mid-Cap Blend Index Fund	Small-Cap Growth Index Fund	Small-Cap Value Index Fund	Small-Cap Blend Index Fund	International Equity Index Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Social Choice Equity Fund	Real Estate Securities Fund

INVESTMENT INCOME
Dividends	$374,176	$2,280,291	$1,287,098	$643,490	$1,789,421	$1,610,704	$10,396,781	$2,901,855	$2,131,740	$3,876,025	$6,342,128	$8,558,349
Foreign taxes withheld	—	(366)	(133)	(26)	(726)	(449)	(644,569)	(186,776)	—	(88)	(154)	(19,900)
Interest	53	1,343	970	385	942	1,510	(276)	883	1,065	912	166	772
Income from securities lending	8,108	30,226	23,962	36,608	38,475	52,068	102,585	—	—	—	—	4,835

Total income	382,337	2,311,494	1,311,897	680,457	1,828,112	1,663,833	9,854,521	2,715,962	2,132,805	3,876,849	6,342,140	8,544,056

EXPENSES
Investment management fees	10,821	29,562	21,653	21,329	26,323	32,827	135,243	391,554	376,005	355,425	348,917	761,665
Service agreement fees — Retirement Class	28,434	75,315	86,501	61,917	75,291	66,127	424,628	—	—	—	291,844	119,865
Distribution fees — Retail Class	—	—	—	—	—	—	—	—	—	—	100,660	47,310
Fund administration fees	8,875	8,874	8,874	8,874	8,875	8,874	8,874	8,875	8,874	8,874	8,875	8,874
Custody fees	16,140	15,058	22,518	22,462	25,992	39,056	188,570	103,638	24,063	20,651	18,526	9,657
Audit fees	324	323	324	324	323	356	390	390	390	389	16,560	455
Legal fees	3,456	3,456	3,456	5,996	5,996	5,996	5,931	6,273	6,273	6,273	5,996	11,743
Report printing and mailing expenses	2,903	5,214	4,869	4,356	4,755	5,456	17,538	4,108	4,631	4,412	9,590	4,722
Transfer agency fees and expenses — Institutional Class	1,169	1,362	398	358	470	2,156	4,691	517	496	486	796	2,282
Transfer agency fees and expenses — Retirement Class	231	229	279	207	201	215	342	—	—	—	249	244
Transfer agency fees and expenses — Retail Class	—	—	—	—	—	—	—	—	—	—	58,326	81,162
Trustee fees and expenses	2,117	2,118	2,117	2,116	2,117	2,117	2,117	2,043	2,042	2,042	2,117	2,117
Compliance fees	317	233	219	325	233	158	934	239	239	234	890	887
Interest expense	455	525	5,203	92	29	121	2,941	726	101	129	331	886
Registration fees	4,131	10,510	8,097	1,618	4,013	6,440	34,802	16,142	15,203	14,488	37,357	20,365
Other expenses	90	85	286	86	86	86	270	285	286	286	44	47

Total expenses before expense reimbursement	79,463	152,864	164,794	130,060	154,704	169,985	827,271	534,790	438,603	413,689	901,078	1,072,281
Less: Expenses reimbursed by the investment advisor	(36,930)	(34,128)	(54,684)	(38,585)	(40,457)	(60,493)	(14,928)	(56,223)	(8,883)	(7,489)	(11,806)	(40,007)
Fee waiver by investment advisor and TPIS	—	—	—	—	—	—	—	—	—	—	(100,660)	(47,310)

Net expenses	42,533	118,736	110,110	91,475	114,247	109,492	812,343	478,567	429,720	406,200	788,612	984,964

Net investment income	339,804	2,192,758	1,201,787	588,982	1,713,865	1,554,341	9,042,178	2,237,395	1,703,085	3,470,649	5,553,528	7,559,092

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(7,720,788)	(4,783,077)	(26,235,156)	(2,134,063)	(3,987,228)	(6,809,401)	(13,822,700)	(47,561,396)	(31,073,763)	(20,479,745)	(6,716,322)	(82,924,859)
Futures transactions	(220,541)	(545,137)	(410,032)	(406,365)	(770,099)	(1,568,480)	—	—	—	—	—	—
Foreign currency transactions	(10)	—	(11)	(7)	(160)	(22)	(80,085)	(90,914)	(20)	—	(11)	—

Net realized loss on total investments	(7,941,339)	(5,328,214)	(26,645,199)	(2,540,435)	(4,757,487)	(8,377,903)	(13,902,785)	(47,652,310)	(31,073,783)	(20,479,745)	(6,716,333)	(82,924,859)

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(14,524,796)	(76,723,133)	(33,038,358)	(46,954,020)	(71,078,585)	(77,724,252)	(269,237,603)	(15,432,953)	(14,411,320)	(57,421,368)	(194,302,076)	(233,851,322)
Futures transactions	4,309	39,966	(14,323)	37,860	45,587	472,910	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	(1)	—	112,805	16,764	2	—	—	(233)

Net change in unrealized appreciation (depreciation) on total investments	(14,520,487)	(76,683,167)	(33,052,681)	(46,916,160)	(71,032,999)	(77,251,342)	(269,124,798)	(15,416,189)	(14,411,318)	(57,421,368)	(194,302,076)	(233,851,555)

Net realized and unrealized loss on total investments	(22,461,826)	(82,011,381)	(59,697,880)	(49,456,595)	(75,790,486)	(85,629,245)	(283,027,583)	(63,068,499)	(45,485,101)	(77,901,113)	(201,018,409)	(316,776,414)

Net decrease in net assets resulting from operations	$(22,122,022)	$(79,818,623)	$(58,496,093)	$(48,867,613)	$(74,076,621)	$(84,074,904)	$(273,985,405)	$(60,831,104)	$(43,782,016)	$(74,430,464)	$(195,464,881)	$(309,217,322)

144 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 145

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2009

	Managed Allocation Fund	Bond Fund	Bond Plus Fund	Short-Term Bond Fund	High-Yield Fund	Tax-Exempt Bond Fund	Inflation-Linked Bond Fund	Money Market Fund

INVESTMENT INCOME
Dividends	$—	$18,693	$187,154	$—	$—	$—	$—	$—
Dividends from affiliated investment companies	9,076,169	—	—	—	—	—	—	—
Interest	25	42,839,224	12,422,859	4,967,620	17,605,366	5,155,636	(18,931,058)	13,784,683
Income from securities lending	—	13,475	4,457	3,503	16,554	—	—	—

Total income	9,076,194	42,871,392	12,614,470	4,971,123	17,621,920	5,155,636	(18,931,058)	13,784,683

EXPENSES
Investment management fees	—	2,679,626	700,493	315,850	544,957	363,821	916,442	747,225
Service agreement fees — Retirement Class	16,605	47,796	27,497	34,165	39,079	—	89,413	186,978
Distribution fees — Retail Class	385,093	20,832	226,360	101,213	83,172	174,477	82,764	971,806
Fund administration fees	8,874	8,874	8,874	8,874	8,874	8,875	8,874	8,874
Custody fees	7,284	42,886	32,668	12,873	13,653	16,745	8,091	21,786
Audit fees	22,625	22,821	26,183	24,795	26,183	22,625	512	24,370
Legal fees	4,931	8,830	9,830	9,830	9,830	9,930	9,931	11,641
Report printing and mailing expenses	616	11,270	17,131	6,958	6,234	782	14,697	47,603
Transfer agency fees and expenses — Institutional Class	166	2,764	154	450	539	151	2,341	883
Transfer agency fees and expenses — Retirement Class	147	198	201	275	226	—	255	134
Transfer agency fees and expenses — Retail Class	289,140	8,315	191,883	69,078	63,552	54,363	53,857	578,735
Trustee fees and expenses	2,117	3,574	3,574	3,574	3,574	2,117	2,117	3,586
Compliance fees	927	508	507	259	506	331	108	453
Interest expense	1,859	826	1,125	326	868	29	1,508	85
Registration fees	5,796	11,218	9,338	10,970	8,657	2,045	27,266	25,617
Other expenses	5	1,086	630	479	580	87	5	320,077

Total expenses before expense reimbursement	746,185	2,871,424	1,256,448	599,969	810,484	656,378	1,218,181	2,949,853
Less: Expenses reimbursed by the investment advisor	(344,488)	—	(82,069)	(56,446)	(37,329)	(10,382)	(4,705)	(156,838)
Fee waiver by investment advisor and TPIS	(385,093)	(20,832)	(226,360)	(101,213)	(83,172)	(174,477)	(82,763)	(971,806)

Net expenses	16,604	2,850,592	948,019	442,310	689,983	471,519	1,130,713	1,821,209

Net investment income	9,059,590	40,020,800	11,666,451	4,528,813	16,931,937	4,684,117	(20,061,771)	11,963,474

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	(60,596,910)	(13,255,317)	(9,966,126)	637,121	(33,292,926)	(1,055,216)	(6,504,130)	4,238
Realized gain from investment in affiliated investment companies	225,692	—	—	—	—	—	—	—
Futures transactions	—	3,969	—	—	—	—	—	—

Net realized gain (loss) on total investments	(60,371,218)	(13,251,348)	(9,966,126)	637,121	(33,292,926)	(1,055,216)	(6,504,130)	4,238

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(47,594,733)	34,328,824	964,381	606,311	(15,265,817)	4,915,139	32,277,789	—
Futures transactions	—	—	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	—	—	—

Net change in unrealized appreciation (depreciation) on total investments	(47,594,733)	34,328,824	964,381	606,311	(15,265,817)	4,915,139	32,277,789	—

Net realized and unrealized gain (loss) on total investments	(107,965,951)	21,077,476	(9,001,745)	1,243,432	(48,558,743)	3,859,923	25,773,659	4,238

Net increase (decrease) in net assets resulting from operations	$(98,906,361)	$61,098,276	$2,664,706	$5,772,245	$(31,626,806)	$8,544,040	$5,711,888	$11,967,712

146 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 147

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Growth Equity Fund		Growth & Income Fund		International Equity Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$990,517	$3,589,533	$8,064,726	$14,060,292	$9,303,610	$55,345,368	$1,724,207	$3,703,216	$9,685,301	$20,760,728	$801,343	$540,996
Net realized gain (loss) on total investments		(107,025,277)	(9,462,062)	(166,090,761)	30,079,025	(583,240,484)	(172,622,498)	(122,483,262)	(4,258,808)	(203,306,675)	(126,654,784)	(59,986,423)	(19,334,797)
Net change in unrealized appreciation (depreciation) on total investments		31,620,510	(70,083,901)	(108,592,850)	(239,481,896)	(151,299,514)	(892,605,318)	(3,572,774)	(140,179,758)	(123,150,256)	(230,706,170)	(84,738,007)	(127,987,337)

Net increase (decrease) from operations		(74,414,250)	(75,956,430)	(266,618,885)	(195,342,579)	(725,236,388)	(1,009,882,448)	(124,331,829)	(140,735,350)	(316,771,630)	(336,600,226)	(143,923,087)	(146,781,138)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(3,367,403)	(2,399,099)	(2,610,453)	(2,695,895)	(18,178,458)	(8,763,086)	(1,432,906)	(1,090,774)	(9,065,063)	(8,313,447)	(126,616)	(93,716)
	Retirement Class	—	—	(2,490,678)	(3,892,675)	(25,220,893)	(12,014,778)	(124,913)	(316,307)	(10,606,657)	(6,593,850)	—	(93,104)
	Retail Class	—	—	(3,119,886)	(7,787,685)	(11,309,080)	(6,864,011)	(1,893,744)	(2,147,791)	(1,617,397)	(1,511,831)	(27,283)	(40,646)
From realized gains:	Institutional Class	—	(9,674,143)	—	(2,533,317)	(1,342,833)	(99,296,322)	—	(7,983,200)	—	(29,716,623)	—	(3,640,606)
	Retirement Class	—	—	—	(5,716,772)	(2,107,818)	(153,630,138)	—	(2,632,386)	—	(27,560,471)	—	(25,975,944)
	Retail Class	—	—	—	(12,378,112)	(882,769)	(81,820,409)	—	(21,372,786)	—	(6,094,180)	—	(6,182,805)
From return of capital:	Institutional Class	—	—	—	—	—	—	—	(511,104)	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	(168,532)	—	—	—	—
	Retail Class	—	—	—	—	—	—	—	(1,368,338)	—	—	—	—

Total distributions		(3,367,403)	(12,073,242)	(8,221,017)	(35,004,456)	(59,041,851)	(362,388,744)	(3,451,563)	(37,591,218)	(21,289,117)	(79,790,402)	(153,899)	(36,026,821)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	1,593,612	148,027,147	110,632,403	167,911,810	135,243,447	241,791,122	148,134,088	43,186,520	66,950,642	160,217,913	16,742,816	21,671,221
	Retirement Class	—	—	94,974,477	158,855,442	78,666,752	749,486,497	10,712,845	67,985,963	58,624,920	193,872,781	55,700,093	203,286,655
	Retail Class	—	—	18,056,731	49,086,212	10,980,295	54,239,442	11,743,669	38,391,607	6,802,530	19,017,167	6,110,997	18,676,727
Reinvestments of distributions:	Institutional Class	3,245,751	11,900,062	2,207,021	4,209,964	18,264,065	101,078,890	1,432,685	9,584,838	8,906,658	37,034,629	122,085	3,551,609
	Retirement Class	—	—	2,490,678	9,605,449	27,327,241	165,617,573	124,913	3,117,225	10,606,657	34,154,321	—	26,069,048
	Retail Class	—	—	2,994,767	19,451,896	11,822,448	86,189,052	1,851,728	24,361,481	1,570,191	7,319,948	26,244	6,008,782
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	(65,883)	—	20,674	—	65,883	—	—	—	—
	Retail Class	—	—	—	1,577,660	—	1,264,136	—	6,542,967	—	(1,265,254)	—	2,728,624
Redemptions:	Institutional Class	(189,407,261)	(122,755,155)	(24,132,360)	(21,765,200)	(70,581,844)	(142,372,050)	(46,213,489)	(53,210,513)	(134,697,292)	(95,182,227)	(3,033,664)	(3,349,829)
	Retirement Class	—	—	(11,088,634)	(51,653,232)	(145,559,443)	(258,874,488)	(10,049,116)	(51,237,337)	(22,204,743)	(36,281,461)	(24,292,207)	(58,065,036)
	Retail Class	—	—	(31,352,963)	(66,689,742)	(25,935,789)	(92,486,411)	(15,915,186)	(44,841,412)	(7,677,475)	(29,048,758)	(6,869,893)	(22,442,719)

Net increase (decrease) from shareholder transactions		(184,567,898)	37,172,054	164,782,120	270,524,376	40,227,172	905,954,437	101,822,137	43,947,222	(11,117,912)	289,839,059	44,506,471	198,135,082

Net increase (decrease) in net assets		(262,349,551)	(50,857,618)	(110,057,782)	40,177,341	(744,051,067)	(466,316,755)	(25,961,255)	(134,379,346)	(349,178,659)	(126,551,569)	(99,570,515)	15,327,123

NET ASSETS
Beginning of period		276,881,437	327,739,055	985,411,834	945,234,493	2,083,295,243	2,549,611,998	502,958,317	637,337,663	976,253,261	1,102,804,830	465,226,586	449,899,463

End of period		$14,531,886	$276,881,437	$875,354,052	$985,411,834	$1,339,244,176	$2,083,295,243	$476,997,062	$502,958,317	$627,074,602	$976,253,261	$365,656,071	$465,226,586

Undistributed net investment income included in net assets		$(527,122)	$1,849,764	$35,722	$192,013	$5,132,217	$50,537,038	$(1,786,971)	$(59,615)	$4,169,273	$15,773,089	$537,777	$(109,667)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	315,098	17,141,263	17,332,980	18,494,935	22,090,043	20,321,039	23,245,491	4,301,322	8,017,837	10,501,136	1,651,442	1,251,078
	Retirement Class	—	—	14,978,544	16,251,098	12,735,795	59,106,138	1,641,946	5,911,298	7,003,740	14,178,544	5,619,775	11,040,008
	Retail Class	—	—	2,384,119	4,256,683	2,490,244	6,132,860	1,757,076	3,510,187	824,123	1,406,850	606,549	1,042,578
Shares reinvested:	Institutional Class	651,757	1,360,007	358,875	449,291	2,984,324	7,884,469	216,745	830,575	1,064,117	2,490,560	12,509	188,215
	Retirement Class	—	—	400,687	988,640	4,330,783	12,565,825	18,926	271,063	1,270,258	2,301,504	—	1,396,307
	Retail Class	—	—	402,923	1,671,794	2,730,357	9,368,375	280,140	2,112,878	192,662	504,824	2,714	321,497
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	(6,239)	—	1,335	—	5,330	—	—	—	—
	Retail Class	—	—	—	126,028	—	128,995	—	535,489	—	(76,235)	—	128,835
Shares redeemed:	Institutional Class	(38,670,235)	(14,742,972)	(3,616,174)	(2,362,179)	(11,256,052)	(12,217,950)	(6,838,748)	(4,986,289)	(16,104,616)	(6,891,952)	(324,510)	(188,629)
	Retirement Class	—	—	(1,691,134)	(5,340,958)	(22,627,726)	(20,757,685)	(1,573,737)	(5,020,367)	(2,831,137)	(2,550,868)	(2,401,125)	(3,326,351)
	Retail Class	—	—	(4,160,182)	(5,896,986)	(5,930,670)	(11,337,483)	(2,376,922)	(4,199,872)	(950,873)	(2,156,883)	(688,344)	(1,296,951)

Net increase (decrease) from shareholder transactions		(37,703,380)	3,758,298	26,390,638	28,632,107	7,547,098	71,195,918	16,370,917	3,271,614	(1,513,889)	19,707,480	4,479,010	10,556,587

148 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 149

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Mid-Cap Value Fund		Small-Cap Equity Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		Equity Index Fund		S&P 500 Index Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$10,028,810	$13,915,572	$2,602,617	$3,849,016	$2,821,642	$4,395,392	$6,305,405	$12,433,364	$11,102,335	$23,970,990	$12,155,748	$23,828,835
Net realized loss on total investments		(178,799,967)	(14,335,249)	(99,284,382)	(35,992,400)	(4,201,099)	(18,447,074)	(5,817,111)	(4,458,546)	(6,903,934)	(16,975,205)	(12,515,261)	(23,431,752)
Net change in unrealized depreciation on total investments		(167,186,001)	(234,006,410)	(99,012,968)	(53,751,634)	(93,142,630)	(75,198,489)	(161,414,297)	(128,599,807)	(334,452,283)	(293,904,195)	(334,249,493)	(284,670,688)

Net increase (decrease) from operations		(335,957,158)	(234,426,087)	(195,694,733)	(85,895,018)	(94,522,087)	(89,250,171)	(160,926,003)	(120,624,989)	(330,253,882)	(286,908,410)	(334,609,006)	(284,273,605)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(2,165,186)	(814,805)	(1,059,006)	(1,850,427)	(3,794,736)	(2,798,740)	(9,395,296)	(8,580,545)	(13,559,648)	(13,384,220)	(19,190,563)	(16,810,159)
	Retirement Class	(9,746,715)	(6,315,160)	(868,598)	(2,003,120)	(1,075,390)	(820,843)	(3,116,134)	(2,110,509)	(337,995)	(149,039)	(5,046,632)	(3,690,173)
	Retail Class	(2,113,054)	(2,175,923)	(182,290)	(491,535)	—	—	—	—	(5,115,929)	(6,375,159)	—	—
From realized gains:	Institutional Class	(287,976)	(3,362,273)	—	(11,510,432)	(24,650)	(1,583,618)	(279,498)	(11,757,552)	—	(14,504,993)	(53,379)	(7,259,270)
	Retirement Class	(1,497,878)	(31,605,589)	—	(16,308,592)	(8,545)	(571,658)	(100,440)	(3,205,526)	—	(180,710)	(15,573)	(1,824,355)
	Retail Class	(290,562)	(10,236,906)	—	(4,004,572)	—	—	—	—	—	(7,290,419)	—	—

Total distributions		(16,101,371)	(54,510,656)	(2,109,894)	(36,168,678)	(4,903,321)	(5,774,859)	(12,891,368)	(25,654,132)	(19,013,572)	(41,884,540)	(24,306,147)	(29,583,957)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	47,347,595	102,092,831	46,512,698	60,251,836	59,391,441	91,024,874	63,648,674	113,609,059	141,827,055	212,365,981	84,667,111	207,269,540
	Retirement Class	143,571,722	301,170,976	31,903,057	92,195,886	19,819,032	56,895,042	32,433,623	57,964,520	17,235,590	27,530,471	61,241,255	93,432,699
	Retail Class	13,834,915	57,055,324	4,148,179	10,111,630	—	—	—	—	25,089,392	46,167,016	—	—
Reinvestments of distributions:	Institutional Class	1,826,823	3,680,310	1,023,157	12,799,614	3,191,166	3,445,288	7,380,244	15,304,795	12,524,510	25,199,500	18,186,707	22,205,344
	Retirement Class	11,244,594	37,913,381	868,598	18,311,712	1,083,935	1,392,076	3,216,574	5,316,035	337,995	329,749	5,062,204	5,514,528
	Retail Class	2,316,533	11,811,040	177,014	4,351,405	—	—	—	—	4,912,991	13,180,585	—	—
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	117,275	—	—	—	—	—	—
	Retail Class	—	(6,304,310)	—	(1,366,111)	—	—	—	—	—	(121,430)	—	—
Redemptions:	Institutional Class	(16,184,181)	(7,787,664)	(10,204,518)	(19,567,920)	(19,361,773)	(34,596,604)	(24,075,689)	(60,603,480)	(43,276,532)	(166,597,004)	(48,098,810)	(70,484,172)
	Retirement Class	(17,053,991)	(52,469,780)	(5,337,497)	(28,292,100)	(6,568,469)	(21,289,543)	(8,331,504)	(15,386,024)	(10,416,875)	(20,298,329)	(13,587,358)	(43,246,117)
	Retail Class	(21,560,169)	(52,629,730)	(4,654,295)	(16,837,874)	—	—	—	—	(28,272,429)	(56,837,112)	—	—

Net increase from shareholder transactions		165,343,841	394,532,378	64,436,393	131,958,078	57,555,332	96,988,408	74,271,922	116,204,905	119,961,697	80,919,427	107,471,109	214,691,822

Net increase (decrease) in net assets		(186,714,688)	105,595,635	(133,368,234)	9,894,382	(41,870,076)	1,963,378	(99,545,449)	(30,074,216)	(229,305,757)	(247,873,523)	(251,444,044)	(99,165,740)

NET ASSETS
Beginning of period		963,160,821	857,565,186	527,041,692	517,147,310	362,497,751	360,534,373	435,372,587	465,446,803	1,046,215,037	1,294,088,560	1,075,244,438	1,174,410,178

End of period		$776,446,133	$963,160,821	$393,673,458	$527,041,692	$320,627,675	$362,497,751	$335,827,138	$435,372,587	$816,909,280	$1,046,215,037	$823,800,394	$1,075,244,438

Undistributed net investment income included in net assets		$3,881,498	$7,877,643	$2,322,144	$1,829,421	$1,339,343	$3,387,827	$2,830,009	$9,036,034	$5,147,472	$13,058,709	$5,633,048	$17,714,495

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	4,572,800	5,980,206	5,512,578	4,471,248	7,523,261	7,339,130	7,283,016	8,069,358	22,535,656	20,967,173	8,649,132	13,292,258
	Retirement Class	13,816,797	17,694,186	3,844,491	6,912,461	2,470,558	4,433,390	3,666,829	4,116,877	2,655,930	2,755,899	6,286,399	6,109,581
	Retail Class	1,360,274	3,316,045	492,680	778,404	—	—	—	—	3,848,807	4,533,778	—	—
Shares reinvested:	Institutional Class	181,412	203,670	121,515	959,491	405,485	255,965	832,046	1,023,048	1,972,364	2,359,504	1,848,243	1,345,778
	Retirement Class	1,121,096	2,106,299	104,274	1,389,356	136,688	102,660	357,795	350,893	52,484	30,420	516,025	335,434
	Retail Class	233,522	663,169	21,353	331,409	—	—	—	—	760,525	1,214,800	—	—
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	8,230	—	—	—	—	—	—
	Retail Class	—	(319,150)	—	(88,983)	—	—	—	—	—	(7,327)	—	—
Shares redeemed:	Institutional Class	(1,650,191)	(463,218)	(1,248,221)	(1,425,099)	(2,457,342)	(2,781,323)	(2,879,022)	(4,366,809)	(6,839,131)	(16,858,488)	(4,964,652)	(4,572,922)
	Retirement Class	(1,662,664)	(2,965,032)	(634,561)	(1,945,437)	(820,152)	(1,722,886)	(946,583)	(1,028,485)	(1,640,863)	(2,071,556)	(1,450,875)	(2,854,104)
	Retail Class	(2,135,807)	(3,074,965)	(560,061)	(1,296,315)	—	—	—	—	(4,378,982)	(5,569,100)	—	—

Net increase from shareholder transactions		15,837,239	23,141,210	7,654,048	10,086,535	7,258,498	7,635,166	8,314,081	8,164,882	18,966,790	7,355,103	10,884,272	13,656,025

150 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 151

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Mid-Cap Growth Index Fund		Mid-Cap Value Index Fund		Mid-Cap Blend Index Fund		Small-Cap Growth Index Fund		Small-Cap Value Index Fund		Small-Cap Blend Index Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$339,804	$721,880	$2,192,758	$4,847,313	$1,201,787	$2,857,261	$588,982	$1,240,006	$1,713,865	$3,587,569	$1,554,341	$3,454,890
Net realized gain (loss) on total investments		(7,941,339)	(958,148)	(5,328,214)	(3,208,287)	(26,645,199)	5,135,112	(2,540,435)	3,098,433	(4,757,487)	2,680,615	(8,377,903)	9,761,625
Net change in unrealized depreciation on total investments		(14,520,487)	(21,788,448)	(76,683,167)	(46,167,055)	(33,052,680)	(56,605,528)	(46,916,160)	(29,758,037)	(71,032,999)	(26,146,725)	(77,251,342)	(47,004,299)

Net increase (decrease) from operations		(22,122,022)	(22,024,716)	(79,818,623)	(44,528,029)	(58,496,092)	(48,613,155)	(48,867,613)	(25,419,598)	(74,076,621)	(19,878,541)	(84,074,904)	(33,787,784)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(492,884)	(390,275)	(3,025,264)	(2,669,786)	(766,880)	(1,470,539)	(755,136)	(792,659)	(1,828,097)	(2,223,507)	(1,929,062)	(2,423,928)
	Retirement Class	(280,045)	(149,363)	(1,898,537)	(1,079,006)	(1,313,467)	(997,497)	(486,823)	(237,885)	(1,389,406)	(1,035,587)	(829,406)	(654,247)
From realized gains:	Institutional Class	(14,654)	(2,763,787)	(184,279)	(7,719,222)	(1,758,480)	(4,116,431)	(1,757,654)	(4,868,222)	(1,663,066)	(7,048,671)	(6,596,760)	(7,519,464)
	Retirement Class	(10,206)	(1,459,904)	(125,775)	(3,520,258)	(3,478,484)	(3,212,123)	(1,399,078)	(1,821,381)	(1,403,819)	(3,636,689)	(3,319,912)	(2,349,507)

Total distributions		(797,789)	(4,763,329)	(5,233,855)	(14,988,272)	(7,317,311)	(9,796,590)	(4,398,691)	(7,720,147)	(6,284,388)	(13,944,454)	(12,675,140)	(12,947,146)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,221,073	14,757,059	9,047,185	40,654,879	7,995,848	19,853,960	2,364,612	5,515,457	6,119,630	27,600,869	33,154,965	37,661,280
	Retirement Class	19,283,980	33,319,980	20,389,667	56,289,596	21,296,250	51,126,371	27,104,261	37,063,810	16,529,197	36,316,152	15,114,794	28,478,431
Reinvestments of distributions:	Institutional Class	507,538	2,946,545	2,986,501	9,451,925	1,962,908	2,123,849	2,512,789	5,606,426	3,491,164	8,889,397	6,646,778	7,596,030
	Retirement Class	290,250	1,609,267	2,024,313	4,599,265	4,791,952	4,209,620	1,885,901	2,059,266	2,793,224	4,672,276	4,149,319	3,003,755
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	4,887	—	—	—	—	—	2,257	—	—
Redemptions:	Institutional Class	(5,441,143)	(2,061,135)	(11,317,503)	(8,735,348)	(34,366,842)	(13,390,792)	(1,997,187)	(5,644,295)	(3,288,814)	(8,293,973)	(9,459,257)	(43,049,087)
	Retirement Class	(12,505,379)	(21,959,301)	(7,623,455)	(20,143,720)	(7,441,935)	(20,991,171)	(1,347,216)	(5,708,399)	(2,639,432)	(6,529,215)	(2,729,560)	(4,367,195)

Net increase (decrease) from shareholder transactions		5,356,319	28,612,415	15,506,708	82,121,484	(5,761,819)	42,931,837	30,523,160	38,892,265	23,004,969	62,657,763	46,877,039	29,323,214

Net increase (decrease) in net assets		(17,563,492)	1,824,370	(69,545,770)	22,605,183	(71,575,222)	(15,477,908)	(22,743,144)	5,752,520	(57,356,040)	28,834,768	(49,873,005)	(17,411,716)

NET ASSETS
Beginning of period		74,705,970	72,881,600	208,762,913	186,157,730	180,586,854	196,064,762	140,418,239	134,665,719	181,590,556	152,755,788	216,592,214	234,003,930

End of period		$57,142,478	$74,705,970	$139,217,143	$208,762,913	$109,011,632	$180,586,854	$117,675,095	$140,418,239	$124,234,516	$181,590,556	$166,719,209	$216,592,214

Undistributed net investment income included in net assets		$123,246	$556,371	$716,597	$3,447,640	$1,095,815	$1,974,375	$174,903	$827,880	$995,480	$2,499,118	$1,195,667	$2,399,794

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	402,783	1,080,480	1,079,411	2,882,424	840,971	1,177,087	283,039	398,664	830,267	2,248,085	4,009,411	2,711,328
	Retirement Class	2,384,564	2,363,845	2,377,106	3,887,357	2,289,465	3,036,426	3,158,596	2,493,351	2,134,242	3,107,323	1,767,664	2,045,700
Shares reinvested:	Institutional Class	64,903	197,888	353,851	633,932	215,468	121,155	310,989	394,541	474,343	772,991	810,583	538,726
	Retirement Class	37,259	108,588	236,209	303,782	520,864	238,100	216,770	135,034	373,426	399,682	503,558	212,130
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	271	—	—	—	—	—	159	—	—
Shares redeemed:	Institutional Class	(638,895)	(150,972)	(1,342,568)	(620,009)	(3,304,702)	(791,956)	(218,577)	(396,934)	(400,244)	(678,340)	(1,164,346)	(3,095,371)
	Retirement Class	(1,533,443)	(1,573,611)	(888,958)	(1,337,958)	(824,274)	(1,259,306)	(154,232)	(375,206)	(378,310)	(531,128)	(317,035)	(312,036)

Net increase (decrease) from shareholder transactions		717,171	2,026,218	1,815,051	5,749,799	(262,208)	2,521,506	3,596,585	2,649,450	3,033,724	5,318,772	5,609,835	2,100,477

152	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	153

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		International Equity Index Fund		Enhanced International Equity Index Fund		Enhanced Large-Cap Growth Index Fund		Enhanced Large-Cap Value Index Fund		Social Choice Equity Fund		Real Estate Securities Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008 *	March 31, 2009	September 30, 2008 *	March 31, 2009	September 30, 2008 *	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$9,042,178	$30,764,256	$2,237,395	$3,029,648	$1,703,085	$659,023	$3,470,649	$1,654,197	$5,553,528	$9,771,504	$7,559,092	$13,000,692
Net realized loss on total investments		(13,902,785)	(10,230,944)	(47,652,310)	(9,418,623)	(31,073,783)	(7,215,685)	(20,479,746)	(5,490,865)	(6,716,333)	(14,204,780)	(82,924,859)	(38,412,754)
Net change in unrealized depreciation on total investments		(269,124,798)	(331,270,173)	(15,416,189)	(45,115,892)	(14,411,318)	(21,044,231)	(57,421,368)	(15,276,137)	(194,302,077)	(117,637,022)	(233,851,555)	(60,344,459)

Net increase (decrease) from operations		(273,985,405)	(310,736,861)	(60,831,104)	(51,504,867)	(43,782,016)	(27,600,893)	(74,430,465)	(19,112,805)	(195,464,882)	(122,070,298)	(309,217,322)	(85,756,521)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(15,416,014)	(11,501,698)	(3,582,258)	(34,230)	(1,258,710)	(37,160)	(3,036,079)	(47,620)	(2,881,659)	(2,501,831)	(2,178,992)	(8,312,360)
	Retirement Class	(13,845,486)	(7,204,505)	—	—	—	—	—	—	(4,844,153)	(1,851,558)	(1,247,314)	(5,230,859)
	Retail Class	—	—	—	—	—	—	—	—	(2,629,553)	(2,356,086)	(851,085)	(4,445,230)
From realized gains:	Institutional Class	—	(5,027,390)	—	—	—	—	—	—	(47,896)	(1,973,210)	—	(28,174,255)
	Retirement Class	—	(3,359,156)	—	—	—	—	—	—	(90,481)	(1,708,026)	—	(19,233,004)
	Retail Class	—	—	—	—	—	—	—	—	(46,279)	(1,879,851)	—	(18,319,793)
From return of capital:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	(3,429,004)
	Retirement Class	—	—	—	—	—	—	—	—	—	—	—	(2,338,011)
	Retail Class	—	—	—	—	—	—	—	—	—	—	—	(2,180,253)

Total distributions		(29,261,500)	(27,092,749)	(3,582,258)	(34,230)	(1,258,710)	(37,160)	(3,036,079)	(47,620)	(10,540,021)	(12,270,562)	(4,277,391)	(91,662,769)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	84,375,470	166,499,771	118,185,277	245,659,770	215,039,952	209,215,912	205,731,013	195,589,722	29,080,836	43,032,579	31,415,468	69,336,505
	Retirement Class	79,617,658	275,403,462	—	—	—	—	—	—	50,831,079	215,972,500	21,370,745	62,934,559
	Retail Class	—	—	—	—	—	—	—	—	15,281,132	36,400,319	5,382,183	21,299,932
Reinvestments of distributions:	Institutional Class	14,244,364	14,399,323	3,582,258	34,230	1,258,710	37,160	3,036,079	47,620	2,098,068	3,213,940	2,094,166	37,399,540
	Retirement Class	13,845,487	10,560,330	—	—	—	—	—	—	4,934,634	3,559,584	1,247,314	26,799,310
	Retail Class	—	—	—	—	—	—	—	—	2,585,183	4,060,034	809,205	23,762,703
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	4,866	—	—	—	—	—	—	—	—	—	(137,949)
	Retail Class	—	—	—	—	—	—	—	—	—	(44,759)	—	(3,845,338)
Redemptions:	Institutional Class	(29,214,560)	(84,666,604)	(7,242,810)	(27,737,156)	(9,505,346)	(19,431,064)	(8,292,019)	(18,036,609)	(18,050,125)	(25,131,302)	(15,019,103)	(41,784,267)
	Retirement Class	(6,853,134)	(12,177,409)	—	—	—	—	—	—	(8,222,993)	(16,364,094)	(16,306,258)	(54,313,149)
	Retail Class	—	—	—	—	—	—	—	—	(15,607,475)	(25,357,414)	(10,403,135)	(49,782,184)

Net increase from shareholder transactions		156,015,285	370,023,739	114,524,725	217,956,844	206,793,316	189,822,008	200,475,073	177,600,733	62,930,339	239,341,387	20,590,585	91,669,662

Net increase (decrease) in net assets		(147,231,620)	32,194,129	50,111,363	166,417,747	161,752,590	162,183,955	123,008,529	158,440,308	(143,074,564)	105,000,527	(292,904,128)	(85,749,628)

NET ASSETS
Beginning of period		826,333,582	794,139,453	166,417,747	—	162,183,955	—	158,440,308	—	610,916,560	505,916,033	533,021,551	618,771,179

End of period		$679,101,962	$826,333,582	$216,529,110	$166,417,747	$323,936,545	$162,183,955	$281,448,837	$158,440,308	$467,841,996	$610,916,560	$240,117,423	$533,021,551

Undistributed net investment income included in net assets		$4,525,948	$24,745,270	$1,469,642	$2,814,505	$1,066,237	$621,862	$2,041,309	$1,606,739	$2,581,973	$7,383,810	$(1,954,029)	$(5,235,730)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	7,220,949	7,936,057	24,074,213	27,413,979	35,865,201	22,322,767	35,715,599	21,729,614	4,298,680	3,873,960	6,010,021	6,049,504
	Retirement Class	6,745,972	13,057,132	—	—	—	—	—	—	7,082,123	19,433,539	3,861,247	5,182,862
	Retail Class	—	—	—	—	—	—	—	—	2,373,462	3,524,341	981,272	1,866,063
Shares reinvested:	Institutional Class	1,207,150	653,327	698,296	3,562	211,904	3,716	506,858	4,820	301,447	277,303	410,854	3,439,405
	Retirement Class	1,152,830	471,233	—	—	—	—	—	—	699,948	303,460	237,967	2,393,461
	Retail Class	—	—	—	—	—	—	—	—	402,050	378,382	158,409	2,188,268
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	199	—	—	—	—	—	—	—	—	—	(8,964)
	Retail Class	—	—	—	—	—	—	—	—	—	(3,254)	—	(262,930)
Shares redeemed:	Institutional Class	(2,524,043)	(4,150,121)	(1,405,435)	(3,124,838)	(1,528,195)	(2,025,060)	(1,406,701)	(2,012,815)	(2,592,716)	(2,305,799)	(2,897,858)	(3,589,010)
	Retirement Class	(571,960)	(562,699)	—	—	—	—	—	—	(1,091,439)	(1,453,626)	(2,626,992)	(4,427,127)
	Retail Class	—	—	—	—	—	—	—	—	(2,362,711)	(2,512,968)	(1,776,688)	(4,491,460)

Net increase from shareholder transactions		13,230,898	17,405,128	23,367,074	24,292,703	34,548,910	20,301,423	34,815,756	19,721,619	9,110,844	21,515,338	4,358,232	8,340,072

* Fund commenced operations on November 30, 2007

154 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 155

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Managed Allocation Fund		Bond Fund		Bond Plus Fund		Short-Term Bond Fund		High-Yield Fund		Tax-Exempt Bond Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$9,059,590	$18,772,609	$40,020,800	$87,940,473	$11,666,451	$27,567,225	$4,528,813	$12,219,092	$16,931,937	$30,528,488	$4,684,117	$9,170,422
Net realized gain (loss) on total investments		(60,371,218)	9,702,909	(13,251,348)	(6,013,983)	(9,966,126)	(9,277,083)	637,121	485,605	(33,292,926)	(17,660,833)	(1,055,216)	710,864
Net change in unrealized appreciation (depreciation) on total investments		(47,594,733)	(133,929,965)	34,328,824	(49,353,688)	964,381	(23,352,938)	606,311	(7,523,427)	(15,265,817)	(44,694,794)	4,915,139	(11,961,745)

Net increase (decrease) from operations		(98,906,361)	(105,454,447)	61,098,276	32,572,802	2,664,706	(5,062,796)	5,772,245	5,181,270	(31,626,806)	(31,827,139)	8,544,040	(2,080,459)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(32,564)	(127,839)	(38,706,516)	(86,353,591)	(5,378,640)	(13,995,026)	(2,210,811)	(6,849,967)	(10,633,816)	(19,430,459)	(1,241,546)	(2,698,909)
	Retirement Class	(289,703)	(463,057)	(795,853)	(847,043)	(519,546)	(478,516)	(468,671)	(775,732)	(1,677,562)	(1,818,548)	—	—
	Retail Class	(8,611,876)	(18,668,022)	(503,614)	(741,765)	(5,766,869)	(13,084,627)	(1,848,379)	(4,607,059)	(4,617,649)	(9,284,051)	(3,442,571)	(6,456,282)
From realized gains:	Institutional Class	—	(3,798)	—	—	—	—	—	—	—	(316,328)	(25,720)	(30,480)
	Retirement Class	—	(12,960)	—	—	—	—	—	—	—	(22,955)	—	—
	Retail Class	—	(503,938)	—	—	—	—	—	—	—	(161,851)	(71,937)	(72,419)

Total distributions		(8,934,143)	(19,779,614)	(40,005,983)	(87,942,399)	(11,665,055)	(27,558,169)	(4,527,861)	(12,232,758)	(16,929,027)	(31,034,192)	(4,781,774)	(9,258,090)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	—	—	331,401,571	521,708,791	47,269,414	30,286,359	21,780,090	25,859,558	53,976,192	70,180,553	2,698,922	5,333,426
	Retirement Class	5,078,885	5,908,630	32,339,261	34,395,485	33,567,893	14,592,571	17,001,281	26,686,568	17,299,506	18,952,857	—	—
	Retail Class	15,235,720	43,230,796	7,619,428	18,605,675	7,518,734	17,931,397	8,600,528	17,127,772	12,001,723	17,812,550	12,797,409	26,329,531
Reinvestments of distributions:	Institutional Class	16,798	96,695	36,679,868	80,776,757	5,364,665	13,960,006	1,556,482	5,051,289	8,272,386	15,050,343	853,905	1,938,522
	Retirement Class	288,587	475,418	795,875	845,820	519,251	477,638	468,614	773,893	1,677,609	1,837,142	—	—
	Retail Class	8,221,884	18,328,432	475,129	694,070	5,234,053	11,881,452	1,731,344	4,294,903	3,963,274	8,013,718	3,024,367	5,534,002
Exchanges among the funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	(3,227,298)	—	946,562	—	(1,415,588)	—	(633,459)	—	(2,105,150)	—	2,417,702
Redemptions:	Institutional Class	(47,326)	(2,261,105)	(489,006,294)	(280,925,843)	(94,428,846)	(65,280,018)	(54,499,728)	(54,388,753)	(74,725,922)	(46,329,421)	(11,349,187)	(13,857,567)
	Retirement Class	(1,314,364)	(6,023,397)	(6,495,712)	(13,786,710)	(9,436,977)	(13,327,226)	(3,673,330)	(19,934,885)	(1,839,431)	(3,665,126)	—	—
	Retail Class	(31,828,012)	(68,348,014)	(4,819,477)	(5,384,661)	(17,849,165)	(36,240,591)	(11,535,098)	(14,892,238)	(15,520,611)	(47,150,258)	(13,219,638)	(26,049,602)

Net increase (decrease) from shareholder transactions		(4,347,828)	(11,819,843)	(91,010,351)	357,875,946	(22,240,978)	(27,134,000)	(18,569,817)	(10,055,352)	5,104,726	32,597,208	(5,194,222)	1,646,014

Net increase (decrease) in net assets		(112,188,332)	(137,053,904)	(69,918,058)	302,506,349	(31,241,327)	(59,754,965)	(17,325,433)	(17,106,840)	(43,451,107)	(30,264,123)	(1,431,956)	(9,692,535)

NET ASSETS
Beginning of period		504,850,105	641,904,009	1,933,249,918	1,630,743,569	496,130,869	555,885,834	259,772,465	276,879,305	357,767,483	388,031,606	245,703,426	255,395,961

End of period		$392,661,773	$504,850,105	$1,863,331,860	$1,933,249,918	$464,889,542	$496,130,869	$242,447,032	$259,772,465	$314,316,376	$357,767,483	$244,271,470	$245,703,426

Undistributed net investment income included in net assets		$125,447	$—	$21,233	$6,416	$39,406	$38,010	$(7,127)	$(8,079)	$(295,280)	$(298,190)	$45,740	$45,740

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	—	—	34,065,472	52,134,719	5,146,261	3,066,486	2,217,103	2,577,097	7,470,733	7,508,907	280,576	524,275
	Retirement Class	696,898	565,573	3,248,613	3,363,219	3,652,378	1,462,716	1,727,448	2,658,880	2,384,182	2,008,148	—	—
	Retail Class	2,093,020	4,186,884	770,659	1,821,717	814,875	1,806,132	873,825	1,702,110	1,601,959	1,879,387	1,305,185	2,587,755
Shares reinvested:	Institutional Class	2,299	9,336	3,777,887	8,111,519	584,617	1,418,748	158,470	504,842	1,154,485	1,612,010	87,703	192,352
	Retirement Class	39,518	46,908	80,478	83,870	56,377	48,568	47,643	77,299	233,582	198,231	—	—
	Retail Class	1,122,794	1,804,412	48,132	68,770	569,146	1,205,742	176,072	429,076	550,599	853,102	310,116	548,755
Shares exchange among funds, net:	Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retirement Class	—	—	—	—	—	—	—	—	—	—	—	—
	Retail Class	—	(290,803)	—	93,090	—	(140,426)	—	(62,808)	—	(213,263)	—	238,762
Shares redeemed:	Institutional Class	(6,662)	(230,426)	(50,705,528)	(28,141,197)	(10,248,341)	(6,582,912)	(5,546,698)	(5,411,712)	(10,324,165)	(5,005,459)	(1,166,005)	(1,369,932)
	Retirement Class	(185,742)	(571,258)	(667,804)	(1,345,981)	(1,022,224)	(1,337,433)	(373,383)	(1,989,189)	(249,630)	(388,835)	—	—
	Retail Class	(4,395,163)	(6,759,498)	(490,454)	(531,461)	(1,936,059)	(3,653,797)	(1,171,542)	(1,485,663)	(2,126,168)	(4,908,268)	(1,365,489)	(2,570,904)

Net increase (decrease) from shareholder transactions		(633,038)	(1,238,872)	(9,872,545)	35,658,265	(2,382,970)	(2,706,176)	(1,891,062)	(1,000,068)	695,577	3,543,960	(547,914)	151,063

156 2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report 157

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Inflation-Linked Bond Fund		Money Market Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(Unaudited)		(Unaudited)
OPERATIONS
Net investment income		$(20,061,771)	$41,717,853	$11,963,474	$49,133,169
Net realized gain (loss) on total investments		(6,504,130)	1,687,887	4,238	5,526
Net change in unrealized appreciation (depreciation) on total investments		32,277,789	(14,658,109)	—	—

Net increase (decrease) from operations		5,711,888	28,747,631	11,967,712	49,138,695

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	—	(29,680,567)	(2,481,249)	(8,764,604)
	Retirement Class	—	(4,578,247)	(1,046,386)	(3,085,570)
	Retail Class	(347)	(7,445,943)	(8,435,839)	(37,282,995)
From realized gains:	Institutional Class	—	—	—	—
	Retirement Class	—	—	—	—
	Retail Class	—	—	—	—

Total distributions		(347)	(41,704,757)	(11,963,474)	(49,133,169)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	62,244,739	79,282,709	65,137,834	107,693,661
	Retirement Class	12,098,351	94,816,941	105,523,880	158,135,480
	Retail Class	19,458,756	96,989,117	243,153,417	661,468,604
Reinvestments of distributions:	Institutional Class	—	28,118,483	2,481,032	8,756,967
	Retirement Class	—	4,578,248	1,044,708	3,085,181
	Retail Class	347	6,831,224	8,258,449	36,586,070
Exchanges among the funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	6,332	—	—
	Retail Class	—	5,437,916	—	13,107,970
Redemptions:	Institutional Class	(46,089,529)	(103,224,885)	(48,014,094)	(58,336,140)
	Retirement Class	(25,374,081)	(23,857,229)	(35,673,112)	(162,292,120)
	Retail Class	(35,730,574)	(28,852,928)	(323,329,073)	(652,220,516)

Net increase (decrease) from shareholder transactions		(13,391,991)	160,125,928	18,583,041	115,985,157

Net increase (decrease) in net assets		(7,680,450)	147,168,802	18,587,279	115,990,683

NET ASSETS
Beginning of period		660,694,465	513,525,663	1,484,731,841	1,368,741,158

End of period		$653,014,015	$660,694,465	$1,503,319,120	$1,484,731,841

Undistributed net investment income included in net assets		$(20,033,580)	$28,538	$(9,047)	$(9,047)

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	6,381,622	7,417,936	65,137,834	107,693,661
	Retirement Class	1,214,336	8,668,882	105,523,880	158,135,480
	Retail Class	2,032,534	9,135,834	243,153,416	661,468,604
Shares reinvested:	Institutional Class	—	2,668,104	2,481,032	8,756,967
	Retirement Class	—	431,273	1,044,708	3,085,181
	Retail Class	34	660,230	8,258,449	36,586,070
Shares exchange among funds, net:	Institutional Class	—	—	—	—
	Retirement Class	—	595	—	—
	Retail Class	—	520,312	—	13,107,970
Shares redeemed:	Institutional Class	(4,761,689)	(9,667,589)	(48,014,094)	(58,336,140)
	Retirement Class	(2,617,582)	(2,190,592)	(35,673,112)	(162,292,120)
	Retail Class	(3,766,966)	(2,735,479)	(323,329,073)	(652,220,516)

Net increase (decrease) from shareholder transactions		(1,517,711)	14,909,506	18,583,040	115,985,157

158	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS

GROWTH EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.81		$8.89	$7.16	$7.00	$6.31	$5.91

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.08	0.08	0.06	0.07	0.06
Net realized and unrealized gain (loss) on total investments	(1.79)		(1.90)	1.71	0.14	0.69	0.40

Total gain (loss) from investment operations	(1.76)		(1.82)	1.79	0.20	0.76	0.46

Less distributions from:
Net investment income	(0.10)		(0.04)	(0.06)	(0.04)	(0.07)	(0.06)
Net realized gains	—		(0.22)	—	—	—	—

Total distributions	(0.10)		(0.26)	(0.06)	(0.04)	(0.07)	(0.06)

Net asset value, end of period	$4.95		$6.81	$8.89	$7.16	$7.00	$6.31

TOTAL RETURN	(25.71	)%(b)	(21.00)%	25.24%	2.91%	12.09%	7.72%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$14,532		$276,881	$327,739	$90,140	$115,925	$92,576
Ratio of expenses to average net assets before expense waiver and reimbursement	0.21	%(c)	0.15%	0.22%	0.22%	0.14%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.07	%(c)	0.15%	0.14%	0.14%	0.14%	0.15%
Ratio of net investment income to average net assets	1.36	%(c)	0.96%	1.01%	0.89%	1.01%	0.93%
Portfolio turnover rate	145	%(b)	224%	218%	197%	119%	76%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	159

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.16		$10.33	$8.66	$9.05	$8.12	$7.36

Gain (loss) from investment operations:
Net investment income (a)	0.06		0.15	0.17	0.14	0.18	0.12
Net realized and unrealized gain (loss) on total investments	(2.20)		(1.91)	2.06	0.76	0.93	0.76

Total gain (loss) from investment operations	(2.14)		(1.76)	2.23	0.90	1.11	0.88

Less distributions from:
Net investment income	(0.07)		(0.17)	(0.17)	(0.15)	(0.18)	(0.12)
Net realized gains	—		(0.24)	(0.39)	(1.14)	—	—

Total distributions	(0.07)		(0.41)	(0.56)	(1.29)	(0.18)	(0.12)

Net asset value, end of period	$5.95		$8.16	$10.33	$8.66	$9.05	$8.12

TOTAL RETURN	(26.28	)%(b)	(17.64)%	26.84%	10.87%	13.70%	11.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$243,232		$218,710	$105,476	$97,494	$141,199	$625,503
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.50%	0.55%	0.42%	0.15%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.33%	0.13%	0.13%	0.15%	0.14%
Ratio of net investment income to average net assets	2.06	%(c)	1.59%	1.81%	1.58%	2.04%	1.46%
Portfolio turnover rate	64	%(b)	132%	84%	133%	223%	77%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.25		$10.44	$8.76	$9.12	$8.16	$7.39

Gain (loss) from investment operations:
Net investment income (a)	0.06		0.13	0.15	0.12	0.13	0.10
Net realized and unrealized gain (loss) on total investments	(2.23)		(1.93)	2.08	0.77	0.95	0.75

Total gain (loss) from investment operations	(2.17)		(1.80)	2.23	0.89	1.08	0.85

Less distributions from:
Net investment income	(0.06)		(0.15)	(0.16)	(0.11)	(0.12)	(0.08)
Net realized gains	—		(0.24)	(0.39)	(1.14)	—	—

Total distributions	(0.06)		(0.39)	(0.55)	(1.25)	(0.12)	(0.08)

Net asset value, end of period	$6.02		$8.25	$10.44	$8.76	$9.12	$8.16

TOTAL RETURN	(26.32	)%(b)	(17.82)%	26.44%	10.62%	13.32%	11.47%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$271,847		$259,942	$204,746	$86,918	$58,731	$35,874
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.75%	0.81%	0.74%	0.46%	0.53%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)	0.54%	0.38%	0.40%	0.46%	0.44%
Ratio of net investment income to average net assets	1.82	%(c)	1.36%	1.52%	1.36%	1.43%	1.17%
Portfolio turnover rate	64	%(b)	132%	84%	133%	223%	77%

160	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

GROWTH & INCOME FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.83		$12.36	$10.27	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.07		0.16	0.18	0.08
Net realized and unrealized gain (loss) on total investments	(2.66)		(2.30)	2.47	0.24

Total gain (loss) from investment operations	(2.59)		(2.14)	2.65	0.32

Less distributions from:
Net investment income	(0.06)		(0.15)	(0.17)	(0.05)
Net realized gains	—		(0.24)	(0.39)	—

Total distributions	(0.06)		(0.39)	(0.56)	(0.05)

Net asset value, end of period	$7.18		$9.83	$12.36	$10.27

TOTAL RETURN	(26.35	)%(b)	(17.78)%	26.67%	3.22	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$360,276		$506,760	$635,012	$2,632
Ratio of expenses to average net assets before expense waiver and reimbursement	0.82	%(c)	0.87%	1.00%	4.10	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.61	%(c)	0.46%	0.24%	0.43	%(c)
Ratio of net investment income to average net assets	1.92	%(c)	1.43%	1.58%	1.55	%(c)
Portfolio turnover rate	64	%(b)	132%	84%	133%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	161

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.68		$14.98	$13.45	$12.17	$10.29	$8.56

Gain (loss) from investment operations:
Net investment income (a)	0.04		0.26	0.20	0.19	0.21	0.20
Net realized and unrealized gain (loss) on total investments	(3.05)		(4.67)	3.49	2.15	2.43	1.69

Total gain (loss) from investment operations	(3.01)		(4.41)	3.69	2.34	2.64	1.89

Less distributions from:
Net investment income	(0.24)		(0.15)	(0.22)	(0.22)	(0.20)	(0.16)
Net realized gains	(0.02)		(1.74)	(1.94)	(0.84)	(0.56)	—

Total distributions	(0.26)		(1.89)	(2.16)	(1.06)	(0.76)	(0.16)

Net asset value, end of period	$5.41		$8.68	$14.98	$13.45	$12.17	$10.29

TOTAL RETURN	(35.02	)%(b)	(33.50)%	30.49%	20.60%	26.45%	22.17%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$452,660		$606,528	$807,072	$649,747	$668,009	$528,959
Ratio of expenses to average net assets before expense waiver and reimbursement	0.53	%(c)	0.54%	0.58%	0.45%	0.21%	0.20%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.52	%(c)	0.54%	0.58%	0.45%	0.21%	0.20%
Ratio of net investment income to average net assets	1.48	%(c)	2.20%	1.47%	1.48%	1.89%	1.98%
Portfolio turnover rate	52	%(b)	204%	179%	164%	147%	151%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.90		$15.32	$13.72	$12.41	$10.49	$8.65

Gain (loss) from investment operations:
Net investment income (a)	0.04		0.25	0.19	0.16	0.19	0.17
Net realized and unrealized gain (loss) on total investments	(3.14)		(4.79)	3.54	2.13	2.40	1.69

Total gain (loss) from investment operations	(3.10)		(4.54)	3.73	2.29	2.59	1.86

Less distributions from:
Net investment income	(0.21)		(0.14)	(0.19)	(0.14)	(0.11)	(0.02)
Net realized gains	(0.02)		(1.74)	(1.94)	(0.84)	(0.56)	—

Total distributions	(0.23)		(1.88)	(2.13)	(0.98)	(0.67)	(0.02)

Net asset value, end of period	$5.57		$8.90	$15.32	$13.72	$12.41	$10.49

TOTAL RETURN	(35.11	)%(b)	(33.64)%	30.16%	19.68%	25.34%	21.45%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$694,829		$1,159,940	$1,216,121	$519,870	$231,867	$77,400
Ratio of expenses to average net assets before expense waiver and reimbursement	0.78	%(c)	0.79%	0.84%	0.76%	0.56%	0.58%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.77	%(c)	0.79%	0.80%	0.74%	0.56%	0.55%
Ratio of net investment income to average net assets	1.19	%(c)	2.08%	1.36%	1.27%	1.67%	1.63%
Portfolio turnover rate	52	%(b)	204%	179%	164%	147%	151%

162	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.22		$11.29	$10.63	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.17	0.22	0.05
Net realized and unrealized gain (loss) on total investments	(2.18)		(3.35)	2.59	0.58

Total gain (loss) from investment operations	(2.15)		(3.18)	2.81	0.63

Less distributions from:
Net investment income	(0.23)		(0.15)	(0.21)	—
Net realized gains	(0.02)		(1.74)	(1.94)	—

Total distributions	(0.25)		(1.89)	(2.15)	—

Net asset value, end of period	$3.82		$6.22	$11.29	$10.63

TOTAL RETURN	(35.08	)%(b)	(33.62)%	30.34%	6.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$191,755		$316,827	$526,418	$13,943
Ratio of expenses to average net assets before expense waiver and reimbursement	0.92	%(c)	0.89%	0.95%	1.36	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71	%(c)	0.69%	0.75%	0.80	%(c)
Ratio of net investment income to average net assets	1.24	%(c)	1.95%	2.02%	0.94	%(c)
Portfolio turnover rate	52	%(b)	204%	179%	164%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	163

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.96		$12.04	$9.68	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.08	0.10	0.05
Net realized and unrealized gain (loss) on total investments	(2.35)		(2.47)	2.31	(0.37)

Total gain (loss) from investment operations	(2.32)		(2.39)	2.41	(0.32)

Less distributions from:
Net investment income	(0.07)		(0.08)	(0.05)	—
Net realized gains	—		(0.57)	—	—
Return of Capital	—		(0.04)	—	—

Total distributions	(0.07)		(0.69)	(0.05)	—

Net asset value, end of period	$6.57		$8.96	$12.04	$9.68

TOTAL RETURN	(25.86	)%(b)	(21.14)%	24.97%	(3.20	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$202,458		$127,255	$169,352	$12,465
Ratio of expenses to average net assets before expense waiver and reimbursement	0.47	%(c)	0.54%	0.65%	1.97	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39	%(c)	0.31%	0.13%	0.13	%(c)
Ratio of net investment income to average net assets	0.93	%(c)	0.77%	0.95%	0.97	%(c)
Portfolio turnover rate	145	%(b)	192%	189%	81%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.90		$12.00	$9.67	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.05	0.18	0.03
Net realized and unrealized gain (loss) on total investments	(2.33)		(2.47)	2.19	(0.36)

Total gain (loss) from investment operations	(2.30)		(2.42)	2.37	(0.33)

Less distributions from:
Net investment income	(0.04)		(0.07)	(0.04)	—
Net realized gains	—		(0.57)	—	—
Return of Capital	—		(0.04)	—	—

Total distributions	(0.04)		(0.68)	(0.04)	—

Net asset value, end of period	$6.56		$8.90	$12.00	$9.67

TOTAL RETURN	(25.87	)%(b)	(21.45)%	24.67%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$23,697		$31,406	$28,308	$2,145
Ratio of expenses to average net assets before expense waiver and reimbursement	0.66	%(c)	0.78%	0.94%	6.76	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.59	%(c)	0.57%	0.38%	0.38	%(c)
Ratio of net investment income to average net assets	0.80	%(c)	0.50%	1.67%	0.69	%(c)
Portfolio turnover rate	145	%(b)	192%	189%	81%

164	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.93		$12.02	$9.67	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.06	0.09	0.03
Net realized and unrealized gain (loss) on total investments	(2.34)		(2.48)	2.31	(0.36)

Total gain (loss) from investment operations	(2.31)		(2.42)	2.40	(0.33)

Less distributions from:
Net investment income	(0.05)		(0.06)	(0.05)	—
Net realized gains	—		(0.57)	—	—
Return of Capital	—		(0.04)	—	—

Total distributions	(0.05)		(0.67)	(0.05)	—

Net asset value, end of period	$6.57		$8.93	$12.02	$9.67

TOTAL RETURN	(25.88	)%(b)	(21.40)%	24.89%	(3.30	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$250,842		$344,298	$439,678	$2,196
Ratio of expenses to average net assets before expense waiver and reimbursement	0.84	%(c)	1.01%	1.22%	5.35	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.52%	0.21%	0.43	%(c)
Ratio of net investment income to average net assets	0.81	%(c)	0.55%	0.82%	0.61	%(c)
Portfolio turnover rate	145	%(b)	192%	189%	81%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	165

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.56		$17.02	$15.73	$14.41	$13.40	$11.59

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.28	0.30	0.27	0.30	0.28
Net realized and unrealized gain (loss) on total investments	(3.86)		(4.58)	2.10	1.75	1.92	2.22

Total gain (loss) from investment operations	(3.74)		(4.30)	2.40	2.02	2.22	2.50

Less distributions from:
Net investment income	(0.26)		(0.25)	(0.26)	(0.22)	(0.23)	(0.14)
Net realized gains	—		(0.91)	(0.85)	(0.48)	(0.98)	(0.55)

Total distributions	(0.26)		(1.16)	(1.11)	(0.70)	(1.21)	(0.69)

Net asset value, end of period	$7.56		$11.56	$17.02	$15.73	$14.41	$13.40

TOTAL RETURN	(32.58	)%(b)	(26.78)%	15.71%	14.47%	16.73%	21.96%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$209,321		$401,478	$487,144	$215,614	$216,512	$31,289
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.49%	0.52%	0.38%	0.14%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.48	%(c)	0.49%	0.50%	0.38%	0.14%	0.14%
Ratio of net investment income to average net assets	2.89	%(c)	2.03%	1.78%	1.84%	2.11%	2.20%
Portfolio turnover rate	72	%(b)	151%	136%	115%	113%	154%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.51		$16.96	$15.68	$14.43	$13.41	$11.55

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.25	0.26	0.23	0.26	0.24
Net realized and unrealized gain (loss) on total investments	(3.85)		(4.57)	2.10	1.75	1.90	2.23

Total gain (loss) from investment operations	(3.74)		(4.32)	2.36	1.98	2.16	2.47

Less distributions from:
Net investment income	(0.23)		(0.22)	(0.23)	(0.25)	(0.16)	(0.06)
Net realized gains	—		(0.91)	(0.85)	(0.48)	(0.98)	(0.55)

Total distributions	(0.23)		(1.13)	(1.08)	(0.73)	(1.14)	(0.61)

Net asset value, end of period	$7.54		$11.51	$16.96	$15.68	$14.43	$13.41

TOTAL RETURN	(32.67	)%(b)	(26.99)%	15.51%	14.21%	16.23%	21.59%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$368,613		$500,288	$500,511	$257,287	$159,064	$69,314
Ratio of expenses to average net assets before expense waiver and reimbursement	0.72	%(c)	0.74%	0.75%	0.68%	0.48%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.72	%(c)	0.74%	0.73%	0.67%	0.48%	0.48%
Ratio of net investment income to average net assets	2.66	%(c)	1.78%	1.55%	1.54%	1.82%	1.87%
Portfolio turnover rate	72	%(b)	151%	136%	115%	113%	154%

166	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.26		$16.60	$15.36	$14.17	$13.25	$11.52

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.25	0.28	0.25	0.26	0.24
Net realized and unrealized gain (loss) on total investments	(3.76)		(4.45)	2.06	1.71	1.88	2.21

Total gain (loss) from investment operations	(3.65)		(4.20)	2.34	1.96	2.14	2.45

Less distributions from:
Net investment income	(0.25)		(0.23)	(0.25)	(0.29)	(0.24)	(0.17)
Net realized gains	—		(0.91)	(0.85)	(0.48)	(0.98)	(0.55)

Total distributions	(0.25)		(1.14)	(1.10)	(0.77)	(1.22)	(0.72)

Net asset value, end of period	$7.36		$11.26	$16.60	$15.36	$14.17	$13.25

TOTAL RETURN	(32.66	)%(b)	(26.87)%	15.70%	14.35%	16.35%	21.67%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$49,141		$74,487	$115,149	$198,739	$170,748	$137,166
Ratio of expenses to average net assets before expense waiver and reimbursement	0.84	%(c)	0.77%	0.71%	0.53%	0.44%	0.49%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66	%(c)	0.64%	0.55%	0.53%	0.44%	0.44%
Ratio of net investment income to average net assets	2.72	%(c)	1.85%	1.72%	1.69%	1.87%	1.89%
Portfolio turnover rate	72	%(b)	151%	136%	115%	113%	154%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	167

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06		9/30/05		9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.30		$20.33	$17.01	$17.01		$14.30		$13.02

Gain (loss) from investment operations:
Net investment income (a)	0.03		0.06	0.03	0.06		0.06		0.05
Net realized and unrealized gain (loss) on total investments	(4.43)		(4.65)	4.20	0.41		3.33		1.76

Total gain (loss) from investment operations	(4.40)		(4.59)	4.23	0.47		3.39		1.81

Less distributions from:
Net investment income	(0.03)		(0.04)	(0.05)	(0.02)		(0.01)		(0.03)
Net realized gains	—		(1.40)	(0.86)	(0.45)		(0.67)		(0.50)

Total distributions	(0.03)		(1.44)	(0.91)	(0.47)		(0.68)		(0.53)

Net asset value, end of period	$9.87		$14.30	$20.33	$17.01		$17.01		$14.30

TOTAL RETURN	(30.76	)%(b)	(24.33)%	25.76%	2.72%		24.12%		13.88%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$50,408		$53,843	$51,145	$34,088		$20,808		$3,684
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.55%	0.59%	0.50%		0.15%		0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.37	%(c)	0.55%	0.55%	0.43%		0.15%		0.14%
Ratio of net investment income to average net assets	0.70	%(c)	0.31%	0.18%	0.36%		0.39%		0.32%
Portfolio turnover rate	26	%(b)	111%	127%	147%		115%		148%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06		9/30/05		9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.12		$20.12	$16.84	$16.88		$14.23		$12.97

Gain (loss) from investment operations:
Net investment income (a)	0.02		0.01	0.00 (e)	0.02		0.01		0.00 (e)
Net realized and unrealized gain (loss) on total investments	(4.37)		(4.60)	4.16	0.39		3.31		1.76

Total gain (loss) from investment operations	(4.35)		(4.59)	4.16	0.41		3.32		1.76

Less distributions from:
Net investment income	—		(0.01)	(0.02)	(0.00	)(e)	(0.00	)(e)	—
Net realized gains	—		(1.40)	(0.86)	(0.45)		(0.67)		(0.50)

Total distributions	—		(1.41)	(0.88)	(0.45)		(0.67)		(0.50)

Net asset value, end of period	$9.77		$14.12	$20.12	$16.84		$16.88		$14.23

TOTAL RETURN	(30.81	)%(b)	(24.56)%	25.54%	2.42%		23.72%		13.48%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$272,910		$348,993	$313,908	$164,771		$131,943		$74,600
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65	%(c)	0.80%	0.84%	0.72%		0.48%		0.54%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.62	%(c)	0.80%	0.78%	0.69%		0.48%		0.48%
Ratio of net investment income to average net assets	0.44	%(c)	0.06%	(0.05)%	0.13%		0.06%		(0.01)%
Portfolio turnover rate	26	%(b)	111%	127%	147%		115%		148%

168	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05		9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.15		$20.14	$16.85	$16.89	$14.23		$12.98

Gain (loss) from investment operations:
Net investment income (a)	0.02		0.03	0.00 (e)	0.02	0.01		0.00	(e)
Net realized and unrealized gain (loss) on total investments	(4.38)		(4.61)	4.17	0.40	3.32		1.75

Total gain (loss) from investment operations	(4.36)		(4.58)	4.17	0.42	3.33		1.75

Less distributions from:
Net investment income	(0.01)		(0.01)	(0.02)	(0.01)	(0.00	)(e)	(0.00	)(e)
Net realized gains	—		(1.40)	(0.86)	(0.45)	(0.67)		(0.50)

Total distributions	(0.01)		(1.41)	(0.88)	(0.46)	(0.67)		(0.50)

Net asset value, end of period	$9.78		$14.15	$20.14	$16.85	$16.89		$14.23

TOTAL RETURN	(30.84	)%(b)	(24.46)%	25.66%	2.37%	23.80%		13.48%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$42,338		$62,390	$84,847	$68,416	$62,481		$48,508
Ratio of expenses to average net assets before expense waiver and reimbursement	0.84	%(c)	0.87%	0.90%	0.68%	0.44%		0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.66	%(c)	0.69%	0.70%	0.68%	0.44%		0.44%
Ratio of net investment income to average net assets	0.41	%(c)	0.17%	0.03%	0.13%	0.09%		0.02%
Portfolio turnover rate	26	%(b)	111%	127%	147%	115%		148%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	169

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.78		$20.34	$18.59	$17.57	$14.44	$12.02

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.30	0.35	0.26	0.30	0.26
Net realized and unrealized gain (loss) on total investments	(5.10)		(4.54)	3.33	1.87	3.62	2.74

Total gain (loss) from investment operations	(4.95)		(4.24)	3.68	2.13	3.92	3.00

Less distributions from:
Net investment income	(0.22)		(0.26)	(0.31)	(0.23)	(0.22)	(0.13)
Net realized gains	(0.03)		(1.06)	(1.62)	(0.88)	(0.57)	(0.45)

Total distributions	(0.25)		(1.32)	(1.93)	(1.11)	(0.79)	(0.58)

Net asset value, end of period	$9.58		$14.78	$20.34	$18.59	$17.57	$14.44

TOTAL RETURN	(33.61	)%(b)	(22.03)%	21.03%	12.68%	27.63%	25.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$112,233		$127,218	$58,763	$38,173	$25,868	$8,042
Ratio of expenses to average net assets before expense waiver and reimbursement	0.50	%(c)	0.51%	0.53%	0.47%	0.15%	0.17%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.50	%(c)	0.51%	0.53%	0.43%	0.15%	0.14%
Ratio of net investment income to average net assets	2.91	%(c)	1.74%	1.76%	1.46%	1.82%	1.88%
Portfolio turnover rate	32	%(b)	41%	90%	131%	110%	173%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.69		$20.23	$18.51	$17.52	$14.38	$11.95

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.26	0.29	0.21	0.25	0.21
Net realized and unrealized gain (loss) on total investments	(5.06)		(4.53)	3.32	1.87	3.60	2.73

Total gain (loss) from investment operations	(4.93)		(4.27)	3.61	2.08	3.85	2.94

Less distributions from:
Net investment income	(0.19)		(0.21)	(0.27)	(0.21)	(0.14)	(0.06)
Net realized gains	(0.03)		(1.06)	(1.62)	(0.88)	(0.57)	(0.45)

Total distributions	(0.22)		(1.27)	(1.89)	(1.09)	(0.71)	(0.51)

Net asset value, end of period	$9.54		$14.69	$20.23	$18.51	$17.52	$14.38

TOTAL RETURN	(33.67	)%(b)	(22.25)%	20.70%	12.42%	27.20%	24.82%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$570,298		$683,125	$600,104	$318,024	$266,360	$92,268
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75	%(c)	0.76%	0.78%	0.69%	0.48%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.75	%(c)	0.76%	0.78%	0.68%	0.48%	0.48%
Ratio of net investment income to average net assets	2.65	%(c)	1.52%	1.47%	1.20%	1.50%	1.54%
Portfolio turnover rate	32	%(b)	41%	90%	131%	110%	173%

170	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.56		$20.04	$18.34	$17.36	$14.27	$11.97

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.29	0.32	0.22	0.25	0.22
Net realized and unrealized gain (loss) on total investments	(5.02)		(4.49)	3.29	1.85	3.57	2.71

Total gain (loss) from investment operations	(4.89)		(4.20)	3.61	2.07	3.82	2.93

Less distributions from:
Net investment income	(0.21)		(0.23)	(0.29)	(0.22)	(0.16)	(0.18)
Net realized gains	(0.03)		(1.06)	(1.62)	(0.87)	(0.57)	(0.45)

Total distributions	(0.24)		(1.29)	(1.91)	(1.09)	(0.73)	(0.63)

Net asset value, end of period	$9.43		$14.55	$20.04	$18.34	$17.36	$14.27

TOTAL RETURN	(33.69	)%(b)	(22.09)%	20.87%	12.51%	27.23%	24.89%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$93,915		$152,818	$198,698	$125,871	$95,608	$40,706
Ratio of expenses to average net assets before expense waiver and reimbursement	0.87	%(c)	0.79%	0.79%	0.63%	0.44%	0.51%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.71	%(c)	0.62%	0.63%	0.63%	0.44%	0.44%
Ratio of net investment income to average net assets	2.67	%(c)	1.69%	1.65%	1.25%	1.53%	1.58%
Portfolio turnover rate	32	%(b)	41%	90%	131%	110%	173%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	171

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.11		$15.43	$15.91	$15.84	$14.29	$12.68

Gain (loss) from investment operations:
Net investment income (a)	0.06		0.12	0.19	0.10	0.17	0.14
Net realized and unrealized gain (loss) on total investments	(4.42)		(2.36)	0.99	1.41	2.20	2.48

Total gain (loss) from investment operations	(4.36)		(2.24)	1.18	1.51	2.37	2.62

Less distributions from:
Net investment income	(0.06)		(0.15)	(0.11)	(0.11)	(0.12)	(0.08)
Net realized gains	—		(0.92)	(1.55)	(1.33)	(0.70)	(0.93)

Total distributions	(0.06)		(1.07)	(1.66)	(1.44)	(0.82)	(1.01)

Net asset value, end of period	$7.69		$12.12	$15.43	$15.91	$15.84	$14.29	(d)

TOTAL RETURN	(36.04	)%(b)	(15.23)%	7.43%	10.15%	16.69%	20.98	%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$154,843		$190,667	$181,032	$115,273	$116,652	$45,429
Ratio of expenses to average net assets before expense waiver and reimbursement	0.51	%(c)	0.53%	0.57%	0.43%	0.15%	0.20%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.47	%(c)	0.53%	0.55%	0.41%	0.15%	0.14%
Ratio of net investment income to average net assets	1.47	%(c)	0.91%	1.16%	0.66%	1.11%	1.03%
Portfolio turnover rate	37	%(b)	114%	127%	264%	273%	295%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.95		$15.23	$15.73	$15.71	$14.20	$12.62

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.09	0.15	0.06	0.12	0.09
Net realized and unrealized gain (loss) on total investments	(4.37)		(2.34)	0.98	1.40	2.19	2.46

Total gain (loss) from investment operations	(4.32)		(2.25)	1.13	1.46	2.31	2.55

Less distributions from:
Net investment income	(0.03)		(0.11)	(0.08)	(0.11)	(0.10)	(0.04)
Net realized gains	—		(0.92)	(1.55)	(1.33)	(0.70)	(0.93)

Total distributions	(0.03)		(1.03)	(1.63)	(1.44)	(0.80)	(0.97)

Net asset value, end of period	$7.60		$11.95	$15.23	$15.73	$15.71	$14.20	(d)

TOTAL RETURN	(36.14	)%(b)	(15.39)%	7.15%	9.90%	16.35%	20.53	%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$206,941		$285,643	$267,273	$216,828	$170,413	$116,445
Ratio of expenses to average net assets before expense waiver and reimbursement	0.76	%(c)	0.78%	0.81%	0.72%	0.48%	0.54%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.73	%(c)	0.78%	0.78%	0.69%	0.48%	0.48%
Ratio of net investment income to average net assets	1.21	%(c)	0.66%	0.92%	0.39%	0.78%	0.68%
Portfolio turnover rate	37	%(b)	114%	127%	264%	273%	295%

172	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.91		$15.18	$15.66	$15.65	$14.15	$12.64

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.09	0.15	0.07	0.14	0.12
Net realized and unrealized gain (loss) on total investments	(4.35)		(2.33)	1.01	1.39	2.19	2.45

Total gain (loss) from investment operations	(4.30)		(2.24)	1.16	1.46	2.33	2.57

Less distributions from:
Net investment income	(0.04)		(0.11)	(0.09)	(0.12)	(0.13)	(0.13)
Net realized gains	—		(0.92)	(1.55)	(1.33)	(0.70)	(0.93)

Total distributions	(0.04)		(1.03)	(1.64)	(1.45)	(0.83)	(1.06)

Net asset value, end of period	$7.57		$11.91	$15.18	$15.66	$15.65	$14.15	(d)

TOTAL RETURN	(36.11	)%(b)	(15.37)%	7.39%	9.97%	16.55%	20.70	%(d)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$31,890		$50,731	$68,843	$85,719	$71,400	$61,937
Ratio of expenses to average net assets before expense waiver and reimbursement	0.93	%(c)	0.87%	0.86%	0.61%	0.32%	0.38%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.65	%(c)	0.72%	0.69%	0.61%	0.30%	0.30%
Ratio of net investment income to average net assets	1.29	%(c)	0.71%	0.95%	0.48%	0.97%	0.87%
Portfolio turnover rate	37	%(b)	114%	127%	264%	273%	295%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)

During the year ended September 30, 2004, the Small-Cap Equity Fund was reimbursed by the Advisor for an investment loss resulting from an overstatement of cash available for investment. Had the Fund not been reimbursed, the net asset value and total return for the Retirement Class would have been $14.19 and 20.44%, respectively, and the net asset value and total return for the Institutional Class would have been $14.28 and 20.86%, respectively. There was no change to the net asset value or total return for the Retail Class.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	173

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.72		$11.84	$118.40	$11.33	$10.48	$11.63

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.16	0.14	0.13	0.12	0.11
Net realized and unrealized gain (loss) on total investments	(2.86)		(3.00)	2.09	0.54	1.07	0.80

Total gain (loss) from investment operations	(2.78)		(2.84)	2.23	0.67	1.19	0.91

Less distributions from:
Net investment income	(0.14)		(0.14)	(0.28)	(0.09)	(0.15)	(0.21)
Net realized gains	(0.00	)(e)	(0.08)	(0.01)	(0.07)	(0.19)	(1.85)

Total distributions	(0.14)		(0.22)	(0.29)	(0.16)	(0.34)	(2.06)

Net asset value, end of period	$7.80		$10.72	$13.78	$11.84	$11.33	$10.48

TOTAL RETURN	(25.96	)%(b)	(20.96)%	19.15%	5.94%	11.41%	7.35%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$234,566		$263,714	$272,610	$552,918	$464,761	$35,800
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.10%	0.12%	0.08%	0.08%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.05	%(c)	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.96	%(c)	1.23%	1.10%	1.14%	1.08%	0.97%
Portfolio turnover rate	5	%(b)	28%	53%	40%	61%	19%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.78		$13.86	$11.91	$11.47	$10.56	$11.60

Gain (loss) from investment operations:
Net investment income (a)	0.07		0.12	0.12	0.10	0.12	0.05
Net realized and unrealized gain (loss) on total investments	(2.88)		(3.01)	2.10	0.53	1.04	0.82

Total gain (loss) from investment operations	(2.81)		(2.89)	2.22	0.63	1.16	0.87

Less distributions from:
Net investment income	(0.11)		(0.11)	(0.26)	(0.12)	(0.06)	(0.06)
Net realized gains	(0.00	)(e)	(0.08)	(0.01)	(0.07)	(0.19)	(1.85)

Total distributions	(0.11)		(0.19)	(0.27)	(0.19)	(0.25)	(1.91)

Net asset value, end of period	$7.86		$10.78	$13.86	$11.91	$11.47	$10.56

TOTAL RETURN	(26.05	)%(b)	(21.13)%	(18.91)%	5.53%	11.04%	7.03%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$86,061		$98,784	$87,924	$42,719	$22,402	$18,405
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.35%	0.38%	0.43%	0.43%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)	0.35%	0.33%	0.36%	0.43%	0.42%
Ratio of net investment income to average net assets	1.70	%(c)	0.98%	0.93%	0.86%	1.04%	0.46%
Portfolio turnover rate	5	%(b)	28%	53%	40%	61%	19%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

174	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.17		$16.89	$15.93	$14.50	$13.05	$11.41

Gain (loss) from investment operations:
Net investment income (a)	0.16		0.40	0.41	0.36	0.34	0.29
Net realized and unrealized gain (loss) on total investments	(4.39)		(4.22)	1.80	1.68	1.77	1.99

Total gain (loss) from investment operations	(4.23)		(3.82)	2.21	2.04	2.11	2.28

Less distributions from:
Net investment income	(0.32)		(0.38)	(0.59)	(0.29)	(0.27)	(0.31)
Net realized gains	(0.01)		(0.52)	(0.66)	(0.32)	(0.39)	(0.33)

Total distributions	(0.33)		(0.90)	(1.25)	(0.61)	(0.66)	(0.64)

Net asset value, end of period	$7.61		$12.17	$16.89	$15.93	$14.50	$13.05

TOTAL RETURN	(35.11	)%(b)	(23.58)%	14.36%	14.54%	16.50%	20.25%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$239,565		$319,533	$363,498	$518,223	$433,383	$142,252
Ratio of expenses to average net assets before expense waiver and reimbursement	0.08	%(c)	0.09%	0.11%	0.08%	0.08%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06	%(c)	0.09%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	3.70	%(c)	2.83%	2.48%	2.45%	2.42%	2.34%
Portfolio turnover rate	5	%(b)	33%	60%	49%	65%	44%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.30		$17.06	$16.09	$14.52	$13.07	$11.38

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.37	0.38	0.32	0.29	0.25
Net realized and unrealized gain (loss) on total investments	(4.44)		(4.26)	1.82	1.68	1.79	1.98

Total gain (loss) from investment operations	(4.29)		(3.89)	2.20	2.00	2.08	2.23

Less distributions from:
Net investment income	(0.30)		(0.35)	(0.57)	(0.11)	(0.24)	(0.21)
Net realized gains	(0.01)		(0.52)	(0.66)	(0.32)	(0.39)	(0.33)

Total distributions	(0.31)		(0.87)	(1.23)	(0.43)	(0.63)	(0.54)

Net asset value, end of period	$7.70		$12.30	$17.06	$16.09	$14.52	$13.07

TOTAL RETURN	(35.24	)%(b)	(23.77)%	14.17%	14.14%	16.18%	19.82%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$96,262		$115,840	$101,949	$37,069	$778	$200
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.34%	0.32%	0.51%	0.44%	0.97%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.34%	0.30%	0.35%	0.44%	0.44%
Ratio of net investment income to average net assets	3.45	%(c)	2.58%	2.26%	2.10%	2.07%	1.99%
Portfolio turnover rate	5	%(b)	33%	60%	49%	65%	44%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	175

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.70		$11.46	$10.09	$9.97	$8.85	$8.07

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.20	0.20	0.17	0.18	0.15
Net realized and unrealized gain (loss) on total investments	(2.78)		(2.59)	1.44	0.78	1.09	0.99

Total gain (loss) from investment operations	(2.69)		(2.39)	1.64	0.95	1.27	1.14

Less distributions from:
Net investment income	(0.15)		(0.18)	(0.17)	(0.17)	(0.15)	(0.29)
Net realized gains	—		(0.19)	(0.10)	(0.66)	—	(0.07)

Total distributions	(0.15)		(0.37)	(0.27)	(0.83)	(0.15)	(0.36)

Net asset value, end of period	$5.86		$8.70	$11.46	$10.09	$9.97	$8.85

TOTAL RETURN	(31.08	)%(b)	(21.43)%	16.49%	10.08%	14.40%	14.17%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$573,488		$697,104	$844,429	$633,027	$606,341	$766,707
Ratio of expenses to average net assets before expense waiver and reimbursement	0.07	%(c)	0.07%	0.09%	0.08%	0.09%	0.08%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06	%(c)	0.07%	0.08%	0.08%	0.09%	0.08%
Ratio of net investment income to average net assets	2.72	%(c)	2.02%	1.79%	1.74%	1.94%	1.67%
Portfolio turnover rate	4	%(b)	9%	16%	32%	24%	26%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.81		$11.62	$10.24	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.18	0.17	0.07
Net realized and unrealized gain (loss) on total investments	(2.81)		(2.64)	1.48	0.17

Total gain (loss) from investment operations	(2.73)		(2.46)	1.65	0.24

Less distributions from:
Net investment income	(0.13)		(0.16)	(0.17)	—
Net realized gains	—		(0.19)	(0.10)	—

Total distributions	(0.13)		(0.35)	(0.27)	—

Net asset value, end of period	$5.95		$8.81	$11.62	$10.24

TOTAL RETURN	(31.05	)%(b)	(21.71)%	16.29%	2.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$15,454		$13,487	$9,479	$1,909
Ratio of expenses to average net assets before expense waiver and reimbursement	0.32	%(c)	0.33%	0.36%	4.07	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.33%	0.33%	0.34	%(c)
Ratio of net investment income to average net assets	2.45	%(c)	1.77%	1.54%	1.39	%(c)
Portfolio turnover rate	4	%(b)	9%	16%	32%

176	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.83		$11.63	$10.25	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.19	0.18	0.08
Net realized and unrealized gain (loss) on total investments	(2.81)		(2.63)	1.47	0.17

Total gain (loss) from investment operations	(2.73)		(2.44)	1.65	0.25

Less distributions from:
Net investment income	(0.14)		(0.17)	(0.17)	—
Net realized gains	—		(0.19)	(0.10)	—

Total distributions	(0.14)		(0.36)	(0.27)	—

Net asset value, end of period	$5.96		$8.83	$11.63	$10.25

TOTAL RETURN	(31.09	)%(b)	(21.53)%	16.30%	2.50	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$227,967		$335,624	$440,181	$7,115
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.39%	0.43%	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.20	%(c)	0.19%	0.22%	0.24	%(c)
Ratio of net investment income to average net assets	2.59	%(c)	1.89%	1.62%	1.53	%(c)
Portfolio turnover rate	4	%(b)	9%	16%	32%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	177

FINANCIAL HIGHLIGHTS	continued

S&P 500 INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.34		$17.54	$15.36	$14.08	$12.92	$11.52

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.33	0.31	0.27	0.26	0.21
Net realized and unrealized gain (loss) on total investments	(4.20)		(4.09)	2.17	1.22	1.31	1.36

Total gain (loss) from investment operations	(4.05)		(3.76)	2.48	1.49	1.57	1.57

Less distributions from:
Net investment income	(0.29)		(0.31)	(0.27)	(0.18)	(0.21)	(0.17)
Net realized gains	(0.00	)(e)	(0.13)	(0.03)	(0.03)	(0.20)	—

Total distributions	(0.29)		(0.44)	(0.30)	(0.21)	(0.41)	(0.17)

Net asset value, end of period	$9.00		$13.34	$17.54	$15.36	$14.08	$12.92

TOTAL RETURN	(30.51	)%(b)	(21.93)%	16.35%	10.70%	12.20%	13.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$624,384		$851,272	$942,556	$783,876	$526,899	$167,621
Ratio of expenses to average net assets before expense waiver and reimbursement	0.06	%(c)	0.06%	0.07%	0.07%	0.08%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06	%(c)	0.06%	0.07%	0.07%	0.08%	0.08%
Ratio of net investment income to average net assets	2.94	%(c)	2.12%	1.88%	1.86%	1.92%	1.68%
Portfolio turnover rate	4	%(b)	14%	18%	25%	38%	21%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.27		$17.45	$15.29	$14.08	$12.95	$11.48

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.29	0.27	0.23	0.22	0.17
Net realized and unrealized gain (loss) on total investments	(4.16)		(4.07)	2.16	1.22	1.29	1.36

Total gain (loss) from investment operations	(4.03)		(3.78)	2.43	1.45	1.51	1.53

Less distributions from:
Net investment income	(0.27)		(0.27)	(0.24)	(0.21)	(0.18)	(0.06)
Net realized gains	(0.00	)(e)	(0.13)	(0.03)	(0.03)	(0.20)	—

Total distributions	(0.27)		(0.40)	(0.27)	(0.24)	(0.38)	(0.06)

Net asset value, end of period	$8.97		$13.27	$17.45	$15.29	$14.08	$12.95

TOTAL RETURN	(30.57	)%(b)	(22.11)%	16.05%	10.39%	11.69%	13.29%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$199,416		$223,973	$231,854	$149,408	$98,508	$54,914
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	0.31%	0.32%	0.37%	0.44%	0.48%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.31%	0.32%	0.37%	0.44%	0.44%
Ratio of net investment income to average net assets	2.70	%(c)	1.87%	1.63%	1.56%	1.65%	1.31%
Portfolio turnover rate	4	%(b)	14%	18%	25%	38%	21%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

178	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.49		$16.26	$14.30	$14.36	$12.85	$12.94

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.15	0.13	0.12	0.07	0.06
Net realized and unrealized gain (loss) on total investments	(3.50)		(3.88)	2.73	0.85	2.81	1.67

Total gain (loss) from investment operations	(3.45)		(3.73)	2.86	0.97	2.88	1.73

Less distributions from:
Net investment income	(0.13)		(0.13)	(0.10)	(0.08)	(0.06)	(0.06)
Net realized gains	(0.00	)(e)	(0.91)	(0.80)	(0.95)	(1.31)	(1.76)

Total distributions	(0.13)		(1.04)	(0.90)	(1.03)	(1.37)	(1.82)

Net asset value, end of period	$7.91		$11.49	$16.26	$14.30	$14.36	$12.85

TOTAL RETURN	(29.97	)%(b)	(24.41)%	20.88%	6.88%	23.36%	13.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$31,082		$47,091	$48,316	$36,255	$29,431	$23,893
Ratio of expenses to average net assets before expense waiver and reimbursement	0.19	%(c)	0.32%	0.48%	0.41%	0.09%	0.11%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.05	%(c)	0.10%	0.08%	0.08%	0.09%	0.08%
Ratio of net investment income to average net assets	1.36	%(c)	1.05%	0.86%	0.84%	0.55%	0.46%
Portfolio turnover rate	23	%(b)	60%	70%	72%	42%	32%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.42		$16.16	$14.25	$14.29	$12.83	$12.91

Gain (loss) from investment operations:
Net investment income (a)	0.04		0.11	0.10	0.08	0.03	0.01
Net realized and unrealized gain (loss) on total investments	(3.47)		(3.85)	2.71	0.85	2.79	1.68

Total gain (loss) from investment operations	(3.43)		(3.74)	2.81	0.93	2.82	1.69

Less distributions from:
Net investment income	(0.11)		(0.09)	(0.10)	(0.02)	(0.05)	(0.01)
Net realized gains	(0.00	)(e)	(0.91)	(0.80)	(0.95)	(1.31)	(1.76)

Total distributions	(0.11)		(1.00)	(0.90)	(0.97)	(1.36)	(1.77)

Net asset value, end of period	$7.88		$11.42	$16.16	$14.25	$14.29	$12.83

TOTAL RETURN	(30.02	)%(b)	(24.55)%	20.55%	6.60%	22.86%	13.15%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$26,060		$27,615	$24,565	$10,121	$445	$344
Ratio of expenses to average net assets before expense waiver and reimbursement	0.43	%(c)	0.57%	0.75%	0.94%	0.45%	0.73%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)	0.35%	0.33%	0.35%	0.45%	0.44%
Ratio of net investment income to average net assets	1.11	%(c)	0.81%	0.63%	0.54%	0.19%	0.10%
Portfolio turnover rate	23	%(b)	60%	70%	72%	42%	32%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	179

FINANCIAL HIGHLIGHTS	continued

MID-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.66		$17.40	$16.20	$16.55	$14.23	$11.83

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.38	0.37	0.33	0.33	0.29
Net realized and unrealized gain (loss) on total investments	(4.88)		(3.71)	1.79	1.47	3.24	2.66

Total gain (loss) from investment operations	(4.75)		(3.33)	2.16	1.80	3.57	2.95

Less distributions from:
Net investment income	(0.30)		(0.36)	(0.20)	(0.31)	(0.30)	(0.26)
Net realized gains	(0.02)		(1.05)	(0.76)	(1.84)	(0.95)	(0.29)

Total distributions	(0.32)		(1.41)	(0.96)	(2.15)	(1.25)	(0.55)

Net asset value, end of period	$7.59		$12.66	$17.40	$16.20	$16.55	$14.23

TOTAL RETURN	(37.78	)%(b)	(20.38)%	13.68%	12.10%	26.14%	25.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$77,886		$128,777	$126,598	$59,187	$47,420	$37,010
Ratio of expenses to average net assets before expense waiver and reimbursement	0.11	%(c)	0.16%	0.22%	0.29%	0.08%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06	%(c)	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	3.09	%(c)	2.59%	2.13%	2.11%	2.17%	2.16%
Portfolio turnover rate	10	%(b)	47%	58%	76%	43%	23%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.82		$17.60	$16.40	$16.52	$14.20	$11.80

Gain (loss) from investment operations:
Net investment income (a)	0.12		0.34	0.33	0.28	0.28	0.24
Net realized and unrealized gain (loss) on total investments	(4.94)		(3.75)	1.82	1.49	3.25	2.65

Total gain (loss) from investment operations	(4.82)		(3.41)	2.15	1.77	3.53	2.89

Less distributions from:
Net investment income	(0.28)		(0.32)	(0.19)	(0.05)	(0.26)	(0.20)
Net realized gains	(0.02)		(1.05)	(0.76)	(1.84)	(0.95)	(0.29)

Total distributions	(0.30)		(1.37)	(0.95)	(1.89)	(1.21)	(0.49)

Net asset value, end of period	$7.70		$12.82	$17.60	$16.40	$16.52	$14.20

TOTAL RETURN	(37.87	)%(b)	(20.60)%	13.41%	11.77%	25.80%	24.92%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$61,331		$79,985	$59,559	$20,433	$289	$200
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.40%	0.46%	0.71%	0.44%	1.00%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.34%	0.33%	0.35%	0.44%	0.44%
Ratio of net investment income to average net assets	2.79	%(c)	2.34%	1.87%	1.79%	1.81%	1.81%
Portfolio turnover rate	10	%(b)	47%	58%	76%	43%	23%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

180	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

MID-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.19		$19.23	$17.22	$16.85	$14.34	$12.36

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.27	0.28	0.25	0.23	0.20
Net realized and unrealized gain (loss) on total investments	(4.86)		(4.36)	2.68	1.26	3.26	2.29

Total gain (loss) from investment operations	(4.75)		(4.09)	2.96	1.51	3.49	2.49

Less distributions from:
Net investment income	(0.22)		(0.25)	(0.21)	(0.22)	(0.21)	(0.17)
Net realized gains	(0.50)		(0.70)	(0.74)	(0.92)	(0.77)	(0.34)

Total distributions	(0.72)		(0.95)	(0.95)	(1.14)	(0.98)	(0.51)

Net asset value, end of period	$8.72		$14.19	$19.23	$17.22	$16.85	$14.34

TOTAL RETURN	(33.70	)%(b)	(22.20)%	17.70%	9.34%	25.01%	20.39%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$35,495		$89,638	$111,763	$79,185	$64,696	$49,707
Ratio of expenses to average net assets before expense waiver and reimbursement	0.15	%(c)	0.17%	0.23%	0.27%	0.08%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.05	%(c)	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.30	%(c)	1.63%	1.49%	1.48%	1.48%	1.47%
Portfolio turnover rate	26	%(b)	29%	53%	69%	40%	19%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$14.28		$19.36	$17.35	$16.90	$14.35	$12.33

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.23	0.23	0.20	0.18	0.16
Net realized and unrealized gain (loss) on total investments	(4.89)		(4.39)	2.71	1.27	3.27	2.28

Total gain (loss) from investment operations	(4.79)		(4.16)	2.94	1.47	3.45	2.44

Less distributions from:
Net investment income	(0.19)		(0.22)	(0.19)	(0.10)	(0.13)	(0.08)
Net realized gains	(0.50)		(0.70)	(0.74)	(0.92)	(0.77)	(0.34)

Total distributions	(0.69)		(0.92)	(0.93)	(1.02)	(0.90)	(0.42)

Net asset value, end of period	$8.80		$14.28	$19.36	$17.35	$16.90	$14.35

TOTAL RETURN	(33.75	)%(b)	(22.40)%	17.44%	9.03%	24.62%	19.94%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$73,516		$90,949	$84,301	$29,584	$6,338	$563
Ratio of expenses to average net assets before expense waiver and reimbursement	0.39	%(c)	0.42%	0.48%	0.59%	0.44%	0.66%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.29	%(c)	0.35%	0.33%	0.36%	0.44%	0.44%
Ratio of net investment income to average net assets	2.18	%(c)	1.37%	1.22%	1.17%	1.15%	1.13%
Portfolio turnover rate	26	%(b)	29%	53%	69%	40%	19%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	181

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.32		$15.70	$14.42	$14.56	$13.91	$13.16

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.14	0.12	0.06	0.07	0.06
Net realized and unrealized gain (loss) on total investments	(4.29)		(2.65)	2.47	0.74	2.36	1.51

Total gain (loss) from investment operations	(4.24)		(2.51)	2.59	0.80	2.43	1.57

Less distributions from:
Net investment income	(0.11)		(0.12)	(0.06)	(0.06)	(0.04)	(0.08)
Net realized gains	(0.26)		(0.76)	(1.25)	(0.88)	(1.74)	(0.74)

Total distributions	(0.37)		(0.88)	(1.31)	(0.94)	(1.78)	(0.82)

Redemption Fees	—		0.01	—	—	—	—

Net asset value, end of period	$7.71		$12.32	$15.70	$14.42	$14.56	$13.91

TOTAL RETURN	(34.51	)%(b)	(16.66)%	18.92%	5.66%	17.73%	11.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$55,061		$83,331	$99,933	$80,122	$76,610	$65,446
Ratio of expenses to average net assets before expense waiver and reimbursement	0.13	%(c)	0.24%	0.30%	0.22%	0.10%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06	%(c)	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.24	%(c)	0.99%	0.79%	0.43%	0.49%	0.41%
Portfolio turnover rate	9	%(b)	56%	64%	102%	70%	45%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$13.20		$16.76	$15.34	$15.31	$14.54	$13.13

Gain (loss) from investment operations:
Net investment income (a)	0.04		0.11	0.09	0.02	0.03	0.01
Net realized and unrealized gain (loss) on total investments	(4.59)		(2.82)	2.62	0.91	2.52	2.17

Total gain (loss) from investment operations	(4.55)		(2.71)	2.71	0.93	2.55	2.18

Less distributions from:
Net investment income	(0.09)		(0.10)	(0.04)	(0.02)	(0.04)	(0.03)
Net realized gains	(0.26)		(0.76)	(1.25)	(0.88)	(1.74)	(0.74)

Total distributions	(0.35)		(0.86)	(1.29)	(0.90)	(1.78)	(0.77)

Redemption Fees	—		0.01	—	—	—	—

Net asset value, end of period	$8.30		$13.20	$16.76	$15.34	$15.31	$14.54

TOTAL RETURN	(34.56	)%(b)	(16.82)%	18.60%	6.13%	17.67%	16.86	%(e)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$62,614		$57,087	$34,733	$17,974	$1,652	$279
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.48%	0.57%	0.62%	0.45%	0.67%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)	0.34%	0.33%	0.35%	0.45%	0.44%
Ratio of net investment income to average net assets	0.95	%(c)	0.76%	0.58%	0.15%	0.18%	0.04%
Portfolio turnover rate	9	%(b)	56%	64%	102%	70%	45%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(e)	The Small-Cap Growth Index Fund Retirement Class benefited from a shareholder processing transaction during the year ended September 30, 2004.

182	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.09		$13.87	$14.45	$14.36	$14.03	$12.14

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.27	0.30	0.25	0.25	0.23
Net realized and unrealized gain (loss) on total investments	(4.44)		(1.87)	0.61	1.54	2.15	2.81

Total gain (loss) from investment operations	(4.34)		(1.60)	0.91	1.79	2.40	3.04

Less distributions from:
Net investment income	(0.19)		(0.28)	(0.22)	(0.21)	(0.23)	(0.23)
Net realized gains	(0.18)		(0.90)	(1.27)	(1.49)	(1.84)	(0.92)

Total distributions	(0.37)		(1.18)	(1.49)	(1.70)	(2.07)	(1.15)

Net asset value, end of period	$6.38		$11.09	$13.87	$14.45	$14.36	$14.03

TOTAL RETURN	(39.56	)%(b)	(11.82)%	6.14%	13.79%	17.62%	25.63%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$65,596		$103,900	$97,502	$79,190	$71,779	$63,358
Ratio of expenses to average net assets before expense waiver and reimbursement	0.12	%(c)	0.21%	0.26%	0.22%	0.08%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.06	%(c)	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	2.72	%(c)	2.36%	2.04%	1.76%	1.80%	1.71%
Portfolio turnover rate	8	%(b)	44%	53%	74%	60%	42%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$11.25		$14.06	$14.64	$14.45	$14.00	$12.11

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.24	0.27	0.22	0.20	0.18
Net realized and unrealized gain (loss) on total investments	(4.49)		(1.89)	0.63	1.57	2.17	2.80

Total gain (loss) from investment operations	(4.40)		(1.65)	0.90	1.79	2.37	2.98

Less distributions from:
Net investment income	(0.18)		(0.26)	(0.21)	(0.11)	(0.08)	(0.17)
Net realized gains	(0.18)		(0.90)	(1.27)	(1.49)	(1.84)	(0.92)

Total distributions	(0.36)		(1.16)	(1.48)	(1.60)	(1.92)	(1.09)

Net asset value, end of period	$6.49		$11.25	$14.06	$14.64	$14.45	$14.00

TOTAL RETURN	(39.59	)%(b)	(12.08)%	5.97%	13.58%	17.39%	25.18%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$58,639		$77,691	$55,253	$26,014	$1,933	$237
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.45%	0.52%	0.64%	0.44%	0.91%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.34%	0.33%	0.35%	0.44%	0.44%
Ratio of net investment income to average net assets	2.47	%(c)	2.05%	1.82%	1.58%	1.42%	1.32%
Portfolio turnover rate	8	%(b)	44%	53%	74%	60%	42%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	183

FINANCIAL HIGHLIGHTS	continued

SMALL-CAP BLEND INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.91		$15.94	$15.54	$15.68	$14.33	$12.62

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.22	0.23	0.17	0.18	0.15
Net realized and unrealized gain (loss) on total investments	(4.81)		(2.39)	1.63	1.26	2.32	2.19

Total gain (loss) from investment operations	(4.73)		(2.17)	1.86	1.43	2.50	2.34

Less distributions from:
Net investment income	(0.17)		(0.21)	(0.20)	(0.14)	(0.14)	(0.14)
Net realized gains	(0.57)		(0.65)	(1.26)	(1.43)	(1.01)	(0.49)

Total distributions	(0.74)		(0.86)	(1.46)	(1.57)	(1.15)	(0.63)

Net asset value, end of period	$7.44		$12.91	$15.94	$15.54	$15.68	$14.33

TOTAL RETURN	(37.23	)%(b)	(14.07)%	12.32%	9.80%	17.74%	18.66%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$112,202		$147,458	$179,670	$181,852	$156,344	$129,263
Ratio of expenses to average net assets before expense waiver and reimbursement	0.13	%(c)	0.16%	0.22%	0.15%	0.08%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.05	%(c)	0.10%	0.08%	0.08%	0.08%	0.08%
Ratio of net investment income to average net assets	1.97	%(c)	1.62%	1.41%	1.10%	1.22%	1.08%
Portfolio turnover rate	9	%(b)	36%	69%	71%	63%	24%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$12.93		$15.98	$15.58	$15.65	$14.32	$12.59

Gain (loss) from investment operations:
Net investment income (a)	0.07		0.18	0.20	0.13	0.13	0.10
Net realized and unrealized gain (loss) on total investments	(4.82)		(2.40)	1.64	1.27	2.33	2.19

Total gain (loss) from investment operations	(4.75)		(2.22)	1.84	1.40	2.46	2.29

Less distributions from:
Net investment income	(0.14)		(0.18)	(0.18)	(0.04)	(0.12)	(0.07)
Net realized gains	(0.57)		(0.65)	(1.26)	(1.43)	(1.01)	(0.49)

Total distributions	(0.71)		(0.83)	(1.44)	(1.47)	(1.13)	(0.56)

Net asset value, end of period	$7.47		$12.93	$15.98	$15.58	$15.65	$14.32

TOTAL RETURN	(37.27	)%(b)	(14.34)%	12.15%	9.51%	17.43%	18.26%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$54,517		$69,134	$54,334	$28,500	$409	$330
Ratio of expenses to average net assets before expense waiver and reimbursement	0.38	%(c)	0.41%	0.48%	0.58%	0.44%	0.77%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.30	%(c)	0.35%	0.33%	0.34%	0.44%	0.44%
Ratio of net investment income to average net assets	1.73	%(c)	1.53%	1.23%	0.88%	0.86%	0.71%
Portfolio turnover rate	9	%(b)	36%	69%	71%	63%	24%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

184	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.09		$23.51	$19.33	$16.64	$13.70	$11.54

Gain (loss) from investment operations:
Net investment income (a)	0.16		0.72	0.55	0.47	0.41	0.31
Net realized and unrealized gain (loss) on total investments	(5.24)		(7.40)	4.20	2.64	3.05	2.21

Total gain (loss) from investment operations	(5.08)		(6.68)	4.75	3.11	3.46	2.52

Less distributions from:
Net investment income	(0.53)		(0.52)	(0.42)	(0.27)	(0.33)	(0.31)
Net realized gains	—		(0.23)	(0.15)	(0.15)	(0.19)	(0.05)

Total distributions	(0.53)		(0.75)	(0.57)	(0.42)	(0.52)	(0.36)

Redemption Fees	—		0.01	—	—	—	—

Net asset value, end of period	$10.48		$16.09	$23.51	$19.33	$16.64	$13.70

TOTAL RETURN	(31.94	)%(b)	(29.23)%	25.01%	19.02%	25.63%	22.06%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$330,004		$411,451	$496,975	$359,561	$237,853	$75,568
Ratio of expenses to average net assets before expense waiver and reimbursement	0.12	%(c)	0.11%	0.16%	0.17%	0.16%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.12	%(c)	0.11%	0.15%	0.15%	0.16%	0.15%
Ratio of net investment income to average net assets	2.78	%(c)	3.51%	2.54%	2.58%	2.67%	2.34%
Portfolio turnover rate	17	%(b)	45%	46%	43%	32%	7%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$16.32		$23.87	$19.64	$16.76	$13.67	$11.51

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.70	0.56	0.48	0.27	0.27
Net realized and unrealized gain (loss) on total investments	(5.31)		(7.54)	4.22	2.63	3.12	2.20

Total gain (loss) from investment operations	(5.16)		(6.84)	4.78	3.11	3.39	2.47

Less distributions from:
Net investment income	(0.50)		(0.49)	(0.40)	(0.08)	(0.11)	(0.26)
Net realized gains	—		(0.23)	(0.15)	(0.15)	(0.19)	(0.05)

Total distributions	(0.50)		(0.72)	(0.55)	(0.23)	(0.30)	(0.31)

Redemption Fees	—		0.01	—	—	—	—

Net asset value, end of period	$10.66		$16.32	$23.87	$19.64	$16.76	$13.67

TOTAL RETURN	(31.99	)%(b)	(29.44)%	24.75%	18.72%	25.04%	21.68%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$349,098		$414,882	$297,164	$82,537	$1,247	$789
Ratio of expenses to average net assets before expense waiver and reimbursement	0.37	%(c)	0.35%	0.42%	0.47%	0.50%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.36	%(c)	0.35%	0.34%	0.41%	0.50%	0.50%
Ratio of net investment income to average net assets	2.57	%(c)	3.39%	2.51%	2.56%	1.78%	2.02%
Portfolio turnover rate	17	%(b)	45%	46%	43%	32%	7%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	185

FINANCIAL HIGHLIGHTS	continued

ENHANCED INTERNATIONAL EQUITY INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$6.85		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.06		0.27
Net realized and unrealized loss on total investments	(2.26)		(3.41)

Total loss from investment operations	(2.20)		(3.14)

Less distributions from:
Net investment income	(0.11)		(0.01)
Net realized gains	—		—

Total distributions	(0.11)		(0.01)

Net asset value, end of period	$4.54		$6.85

TOTAL RETURN	(32.30	) %(b)	(31.42	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$216,529		$166,418
Ratio of expenses to average net assets before expense waiver and reimbursement	0.61	%(c)	0.72	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.55	%(c)	0.55	%(c)
Ratio of net investment income to average net assets	2.57	%(c)	3.85	%(c)
Portfolio turnover rate	67	%(b)	88	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

ENHANCED LARGE-CAP GROWTH INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.99		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.05		0.07
Net realized and unrealized loss on total investments	(2.09)		(2.06)

Total loss from investment operations	(2.04)		(1.99)

Less distributions from:
Net investment income	(0.04)		(0.02)
Net realized gains	—		—

Total distributions	(0.04)		(0.02)

Net asset value, end of period	$5.91		$7.99

TOTAL RETURN	(25.49	)%(b)	(19.95	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$323,937		$162,184
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41	%(c)	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40	%(c)
Ratio of net investment income to average net assets	1.58	%(c)	0.90	%(c)
Portfolio turnover rate	69	%(b)	111	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

186	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

ENHANCED LARGE-CAP VALUE INDEX FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.03		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.19
Net realized and unrealized loss on total investments	(2.86)		(2.14)

Total loss from investment operations	(2.76)		(1.95)

Less distributions from:
Net investment income	(0.11)		(0.02)
Net realized gains	—		—

Total distributions	(0.11)		(0.02)

Net asset value, end of period	$5.16		$8.03

TOTAL RETURN	(34.60	)%(b)	(19.51	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$281,449		$158,440
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41	%(c)	0.58	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.40	%(c)
Ratio of net investment income to average net assets	3.41	%(c)	2.64	%(c)
Portfolio turnover rate	46	%(b)	70	%(b)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on November 30, 2007.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	187

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06		9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.72		$12.25	$10.97	$10.13		$8.96	$7.96

Gain (loss) from investment operations:
Net investment income (a)	0.09		0.20	0.20	0.18		0.18	0.14
Net realized and unrealized gain (loss) on total investments	(3.15)		(2.46)	1.38	0.80		1.16	0.99

Total gain (loss) from investment operations	(3.06)		(2.26)	1.58	0.98		1.34	1.13

Less distributions from:
Net investment income	(0.17)		(0.15)	(0.18)	(0.14)		(0.13)	(0.13)
Net realized gains	(0.00	)(e)	(0.12)	(0.12)	(0.00	)(e)	(0.04)	—

Total distributions	(0.17)		(0.27)	(0.30)	(0.14)		(0.17)	(0.13)

Net asset value, end of period	$6.49		$9.72	$12.25	$10.97		$10.13	$8.96

TOTAL RETURN	(31.59	)%(b)	(18.81)%	14.65%	9.77%		15.03%	14.23%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$123,945		$165,991	$186,561	$129,712		$114,491	$82,778
Ratio of expenses to average net assets before expense waiver and reimbursement	0.19	%(c)	0.21%	0.23%	0.19%		0.10%	0.10%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.19	%(c)	0.21%	0.20%	0.17%		0.10%	0.08%
Ratio of net investment income to average net assets	2.54	%(c)	1.82%	1.66%	1.69%		1.87%	1.54%
Portfolio turnover rate	3	%(b)	15%	30%	18%		17%	7%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06		9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.81		$12.37	$11.08	$10.23		$9.08	$8.01

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.17	0.17	0.15		0.14	0.10
Net realized and unrealized gain (loss) on total investments	(3.17)		(2.48)	1.40	0.81		1.17	1.00

Total gain (loss) from investment operations	(3.09)		(2.31)	1.57	0.96		1.31	1.10

Less distributions from:
Net investment income	(0.15)		(0.13)	(0.16)	(0.11)		(0.12)	(0.03)
Net realized gains	(0.00	)(e)	(0.12)	(0.12)	(0.00	)(e)	(0.04)	—

Total distributions	(0.15)		(0.25)	(0.28)	(0.11)		(0.16)	(0.03)

Net asset value, end of period	$6.57		$9.81	$12.37	$11.08		$10.23	$9.08

TOTAL RETURN	(31.58	)%(b)	(19.02)%	14.36%	9.45%		14.41%	13.78%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$241,235		$294,803	$145,444	$79,640		$50,855	$28,870
Ratio of expenses to average net assets before expense waiver and reimbursement	0.44	%(c)	0.45%	0.48%	0.50%		0.44%	0.52%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.44	%(c)	0.45%	0.45%	0.45%		0.44%	0.44%
Ratio of net investment income to average net assets	2.29	%(c)	1.57%	1.43%	1.41%		1.46%	1.15%
Portfolio turnover rate	3	%(b)	15%	30%	18%		17%	7%

188	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SOCIAL CHOICE EQUITY FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.99		$11.35	$10.18	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.18	0.18	0.10
Net realized and unrealized gain (loss) on total investments	(2.91)		(2.27)	1.29	0.08

Total gain (loss) from investment operations	(2.83)		(2.09)	1.47	0.18

Less distributions from:
Net investment income	(0.16)		(0.15)	(0.18)	—
Net realized gains	(0.00	)(e)	(0.12)	(0.12)	—

Total distributions	(0.16)		(0.27)	(0.30)	—

Net asset value, end of period	$6.00		$8.99	$11.35	$10.18

TOTAL RETURN	(31.58	)%(b)	(18.81)%	14.67%	1.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$102,662		$150,123	$173,911	$21,019
Ratio of expenses to average net assets before expense waiver and reimbursement	0.48	%(c)	0.49%	0.51%	0.99	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.29	%(c)	0.28%	0.21%	0.40	%(c)
Ratio of net investment income to average net assets	2.42	%(c)	1.75%	1.63%	1.95	%(c)
Portfolio turnover rate	3	%(b)	15%	30%	18%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retail Class commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	189

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.51		$14.65	$15.34	$14.46	$13.50	$12.32

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.27	0.22	0.34	0.52	0.53
Net realized and unrealized gain (loss) on total investments	(6.23)		(2.24)	0.47	2.69	2.47	2.48

Total gain (loss) from investment operations	(6.08)		(1.97)	0.69	3.03	2.99	3.01

Less distributions from:
Net investment income	(0.08)		(0.39)	(0.48)	(0.57)	(0.57)	(0.49)
Net realized gains	—		(1.62)	(0.90)	(1.58)	(1.46)	(1.34)
Return of Capital	—		(0.16)	—	—	—	—

Total distributions	(0.08)		(2.17)	(1.38)	(2.15)	(2.03)	(1.83)

Net asset value, end of period	$4.35		$10.51	$14.65	$15.34	$14.46	$13.50

TOTAL RETURN	(57.93	)%(b)	(13.54)%	4.26%	23.49%	22.87%	26.30%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$116,010		$242,867	$252,164	$218,442	$240,806	$156,193
Ratio of expenses to average net assets before expense waiver and reimbursement	0.54	%(c)	0.56%	0.58%	0.42%	0.17%	0.16%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.56%	0.55%	0.42%	0.17%	0.15%
Ratio of net investment income to average net assets	5.07	%(c)	2.38%	1.39%	2.40%	3.66%	4.12%
Portfolio turnover rate	43	%(b)	94%	116%	174%	244%	349%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.81		$15.00	$15.66	$14.66	$13.62	$12.40

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.02	0.19	0.31	0.48	0.50
Net realized and unrealized gain (loss) on total investments	(6.39)		(2.06)	0.49	2.76	2.53	2.49

Total gain (loss) from investment operations	(6.25)		(2.04)	0.68	3.07	3.01	2.99

Less distributions from:
Net investment income	(0.08)		(0.37)	(0.44)	(0.49)	(0.51)	(0.43)
Net realized gains	—		(1.62)	(0.90)	(1.58)	(1.46)	(1.34)
Return of Capital	—		(0.16)	—	—	—	—

Total distributions	(0.08)		(2.15)	(1.34)	(2.07)	(1.97)	(1.77)

Net asset value, end of period	$4.48		$10.81	$15.00	$15.66	$14.66	$13.62

TOTAL RETURN	(57.95	)%(b)	(13.76)%	4.11%	23.45%	22.86%	25.81%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$77,971		$172,078	$191,671	$197,157	$150,382	$69,980
Ratio of expenses to average net assets before expense waiver and reimbursement	0.79	%(c)	0.81%	0.84%	0.71%	0.48%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.78	%(c)	0.81%	0.80%	0.70%	0.48%	0.47%
Ratio of net investment income to average net assets	4.75	%(c)	0.20%	1.18%	2.14%	3.36%	3.88%
Portfolio turnover rate	43	%(b)	94%	116%	174%	244%	349%

190	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

REAL ESTATE SECURITIES FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.46		$14.59	$15.27	$14.35	$13.37	$12.22

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.31	0.21	0.31	0.47	0.49
Net realized and unrealized gain (loss) on total investments	(6.19)		(2.28)	0.47	2.70	2.48	2.45

Total gain (loss) from investment operations	(6.05)		(1.97)	0.68	3.01	2.95	2.94

Less distributions from:
Net investment income	(0.08)		(0.38)	(0.46)	(0.51)	(0.51)	(0.45)
Net realized gains	—		(1.60)	(0.90)	(1.58)	(1.46)	(1.34)
Return of Capital	—		(0.18)	—	—	—	—

Total distributions	(0.08)		(2.16)	(1.36)	(2.09)	(1.97)	(1.79)

Net asset value, end of period	$4.33		$10.46	$14.59	$15.27	$14.35	$13.37

TOTAL RETURN	(57.96	)%(b)	(13.66)%	4.26%	23.50%	22.89%	25.84%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$46,136		$118,076	$174,936	$189,084	$160,218	$107,695
Ratio of expenses to average net assets before expense waiver and reimbursement	0.94	%(c)	0.85%	0.83%	0.62%	0.46%	0.50%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.70	%(c)	0.70%	0.65%	0.62%	0.46%	0.45%
Ratio of net investment income to average net assets	4.98	%(c)	2.68%	1.32%	2.21%	3.37%	3.87%
Portfolio turnover rate	43	%(b)	94%	116%	174%	244%	349%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	191

FINANCIAL HIGHLIGHTS	continued
MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08		9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.86		$11.03		$10.11	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.33		0.33	0.11
Net realized and unrealized gain (loss) on total investments	(1.81)		(2.16)		1.12	0.11

Total gain (loss) from investment operations	(1.73)		(1.83)		1.45	0.22

Less distributions from:
Net investment income	(0.16)		(0.33)		(0.53)	(0.11)
Net realized gains	—		(0.01)		—	—

Total distributions	(0.16)		(0.34)		(0.53)	(0.11)

Net asset value, end of period	$6.97		$8.86		$11.03	$10.11

TOTAL RETURN	(19.60	)%(b)	(16.92	) %	14.68%	2.25	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,411		$1,832		$4,718	$2,046
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.05	%(c)	0.07%		0.12%	1.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%		0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.14	%(c)	3.28%		3.12%	2.26	%(c)
Portfolio turnover rate	40	%(b)	26%		13%	8%

	Retirement Class

	3/31/09		9/30/08		9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.86		$11.03		$10.13	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.07		0.29		0.35	0.11
Net realized and unrealized gain (loss) on total investments	(1.81)		(2.14)		1.06	0.11

Total gain (loss) from investment operations	(1.74)		(1.85)		1.41	0.22

Less distributions from:
Net investment income	(0.15)		(0.31)		(0.51)	(0.09)
Net realized gains	—		(0.01)		—	—

Total distributions	(0.15)		(0.32)		(0.51)	(0.09)

Net asset value, end of period	$6.97		$8.86		$11.03	$10.13

TOTAL RETURN	(19.70	)%(b)	(17.10)%		14.27%	2.17	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$14,594		$13,678		$16,570	$8,358
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.28	%(c)	0.31%		0.37%	1.59	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.25	%(c)	0.24%		0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.90	%(c)	2.84%		3.26%	2.14	%(c)
Portfolio turnover rate	40	%(b)	26%		13%	8%

192	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued
MANAGED ALLOCATION FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08		9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.88		$11.05		$10.16	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.08		0.32		0.22	0.13
Net realized and unrealized gain (loss) on total investments	(1.81)		(2.15)		1.21	0.10

Total gain (loss) from investment operations	(1.73)		(1.83)		1.43	0.23

Less distributions from:
Net investment income	(0.16)		(0.33)		(0.54)	(0.07)
Net realized gains	—		(0.01)		—	—

Total distributions	(0.16)		(0.34)		(0.54)	(0.07)

Net asset value, end of period	$6.99		$8.88		$11.05	$10.16

TOTAL RETURN	(19.56	)%(b)	(16.89	) %	14.47%	2.36	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$376,657		$489,340		$620,616	$7,505
Ratio of expenses to average net assets before expense waiver and reimbursement (e)	0.37	%(c)	0.37%		0.45%	1.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)	0.00	%(c)	0.00%		0.00%	0.00	%(c)
Ratio of net investment income to average net assets	2.14	%(c)	3.16%		1.99%	2.56	%(c)
Portfolio turnover rate	40	%(b)	26%		13%	8%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	The Fund’s expenses do not include the expenses of the underlying Funds.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	193

FINANCIAL HIGHLIGHTS	continued
BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.67		$9.94	$9.97	$10.10	$10.29	$10.81

Gain (loss) from investment operations:
Net investment income (a)	0.21		0.48	0.49	0.47	0.42	0.41
Net realized and unrealized gain (loss) on total investments	0.14		(0.26)	(0.03)	(0.13)	(0.14)	(0.06)

Total gain from investment operations	0.35		0.22	0.46	0.34	0.28	0.35

Less distributions from:
Net investment income	(0.21)		(0.49)	(0.49)	(0.47)	(0.42)	(0.42)
Net realized gains	—		—	—	—	(0.04)	(0.45)
Return of Capital	—		—	—	—	(0.01)	—

Total distributions	(0.21)		(0.49)	(0.49)	(0.47)	(0.47)	(0.87)

Net asset value, end of period	$9.81		$9.68	$9.94	$9.97	$10.10	$10.29

TOTAL RETURN	3.71	%(b)	2.06%	4.74%	3.46%	2.86%	3.46%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,782,916		$1,883,323	$1,615,363	$1,709,874	$1,455,931	$931,386
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	0.32%	0.32%	0.25%	0.14%	0.14%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.31	%(c)	0.32%	0.32%	0.25%	0.14%	0.14%
Ratio of net investment income to average net assets	4.42	%(c)	4.79%	4.91%	4.71%	4.10%	3.94%
Portfolio turnover rate	90	%(b)	113%	189%	183%	274%	90%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.84		$10.10	$10.13	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.21		0.46	0.47	0.24
Net realized and unrealized gain (loss) on total investments	0.13		(0.27)	(0.03)	0.11

Total gain from investment operations	0.34		0.19	0.44	0.35

Less distributions from:
Net investment income	(0.21)		(0.45)	(0.47)	(0.22)
Net realized gains	—		—	—	—

Total distributions	(0.21)		(0.45)	(0.47)	(0.22)

Net asset value, end of period	$9.97		$9.84	$10.10	$10.13

TOTAL RETURN	3.46	%(b)	1.87%	4.43%	3.52	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$55,688		$28,760	$8,302	$1,270
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56	%(c)	0.57%	0.59%	7.70	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.56	%(c)	0.57%	0.59%	0.55	%(c)
Ratio of net investment income to average net assets	4.16	%(c)	4.56%	4.69%	4.69	%(c)
Portfolio turnover rate	90	%(b)	113%	189%	183%

194	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued
BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.83		$10.09	$10.11	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.21		0.48	0.49	0.23
Net realized and unrealized gain (loss) on total investments	0.13		(0.27)	(0.03)	0.11

Total gain from investment operations	0.34		0.21	0.46	0.34

Less distributions from:
Net investment income	(0.21)		(0.47)	(0.48)	(0.23)
Net realized gains	—		—	—	—

Total distributions	(0.21)		(0.47)	(0.48)	(0.23)

Net asset value, end of period	$9.96		$9.83	$10.09	$10.11

TOTAL RETURN	3.54	%(b)	2.08%	4.68%	3.42	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$24,728		$21,166	$7,078	$1,006
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56	%(c)	0.56%	0.60%	7.52	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.39%	0.42%	0.60	%(c)
Ratio of net investment income to average net assets	4.35	%(c)	4.73%	4.87%	4.63	%(c)
Portfolio turnover rate	90	%(b)	113%	189%	183%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	195

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07		9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.38		$10.00	$10.10		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23		0.51	0.51		0.26
Net realized and unrealized gain (loss) on total investments	(0.17)		(0.62)	(0.10)		0.10

Total gain (loss) from investment operations	0.06		(0.11)	0.41		0.36

Less distributions from:
Net investment income	(0.23)		(0.51)	(0.51)		(0.26)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.23)		(0.51)	(0.51)		(0.26)

Net asset value, end of period	$9.21		$9.38	$10.00		$10.10

TOTAL RETURN	0.71	%(b)	(1.18)%	4.16%		3.62	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$198,835		$245,035	$282,159		$57,393
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.38%	0.42%		0.62	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.35%	0.35%		0.35	%(c)
Ratio of net investment income to average net assets	5.06	%(c)	5.17%	5.12%		5.15	%(c)
Portfolio turnover rate	75	%(b)	92%	137%		92%

	Retirement Class

	3/31/09		9/30/08	9/30/07		9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.39		$10.02	$10.12		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.22		0.49	0.49		0.25
Net realized and unrealized gain (loss) on total investments	(0.17)		(0.63)	(0.09)		0.10

Total gain (loss) from investment operations	0.05		(0.14)	0.40		0.35

Less distributions from:
Net investment income	(0.22)		(0.49)	(0.50)		(0.23)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.22)		(0.49)	(0.50)		(0.23)

Net asset value, end of period	$9.22		$9.39	$10.02		$10.12

TOTAL RETURN	0.58	%(b)	(1.49)%	4.01%		3.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$34,501		$9,913	$8,830		$2,474
Ratio of expenses to average net assets before expense waiver and reimbursement	0.60	%(c)	0.63%	0.72%		4.86	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.60	%(c)	0.61%	0.55%		0.55	%(c)
Ratio of net investment income to average net assets	4.73	%(c)	4.95%	4.92%		5.03	%(c)
Portfolio turnover rate	75	%(b)	92%	137%		92%

196	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

BOND PLUS FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07		9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.40		$10.02	$10.12		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.23		0.50	0.50		0.25
Net realized and unrealized gain (loss) on total investments	(0.17)		(0.61)	(0.10)		0.10

Total gain (loss) from investment operations	0.06		(0.11)	0.40		0.35

Less distributions from:
Net investment income	(0.23)		(0.51)	(0.50)		(0.23)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.23)		(0.51)	(0.50)		(0.23)

Net asset value, end of period	$9.23		$9.40	$10.02		$10.12

TOTAL RETURN	0.66	%(b)	(1.26)%	4.09%		3.55	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$231,553		$241,183	$264,897		$2,581
Ratio of expenses to average net assets before expense waiver and reimbursement	0.71	%(c)	0.74%	0.77%		3.73	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.45	%(c)	0.44%	0.41%		0.50	%(c)
Ratio of net investment income to average net assets	4.97	%(c)	5.09%	5.07%		5.06	%(c)
Portfolio turnover rate	75	%(b)	92%	137%		92%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	197

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07		9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78		$10.04	$10.04		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.18		0.45	0.48		0.24
Net realized and unrealized gain (loss) on total investments	0.04		(0.26)	(0.00	)(e)	0.04

Total gain from investment operations	0.22		0.19	0.48		0.28

Less distributions from:
Net investment income	(0.18)		(0.45)	(0.48)		(0.24)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.18)		(0.45)	(0.48)		(0.24)

Net asset value, end of period	$9.82		$9.78	$10.04		$10.04

TOTAL RETURN	2.26	%(b)	1.88%	4.87%		2.83	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$105,437		$135,936	$163,035		$56,867
Ratio of expenses to average net assets before expense waiver and reimbursement	0.31	%(c)	0.37%	0.40%		0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.28	%(c)	0.31%	0.30%		0.30	%(c)
Ratio of net investment income to average net assets	3.65	%(c)	4.46%	4.76%		4.87	%(c)
Portfolio turnover rate	92	%(b)	102%	82%		83%

	Retirement Class

	3/31/09		9/30/08	9/30/07		9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78		$10.05	$10.06		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.17		0.42	0.46		0.24
Net realized and unrealized gain (loss) on total investments	0.05		(0.26)	0.00	(e)	0.03

Total gain from investment operations	0.22		0.16	0.46		0.27

Less distributions from:
Net investment income	(0.17)		(0.43)	(0.47)		(0.21)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.17)		(0.43)	(0.47)		(0.21)

Net asset value, end of period	$9.83		$9.78	$10.05		$10.06

TOTAL RETURN	2.24	%(b)	1.56%	4.63%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$33,625		$19,752	$12,785		$2,473
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.63%	0.67%		4.50	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.53	%(c)	0.56%	0.50%		0.50	%(c)
Ratio of net investment income to average net assets	3.43	%(c)	4.23%	4.58%		4.76	%(c)
Portfolio turnover rate	92	%(b)	102%	82%		83%

198	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

SHORT-TERM BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07		9/30/06	(d)

	(Unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.78		$10.05	$10.05		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.17		0.44	0.47		0.24
Net realized and unrealized gain (loss) on total investments	0.05		(0.27)	0.01		0.03

Total gain from investment operations	0.22		0.17	0.48		0.27

Less distributions from:
Net investment income	(0.17)		(0.44)	(0.48)		(0.22)
Net realized gains	—		—	(0.00	)(e)	—

Total distributions	(0.17)		(0.44)	(0.48)		(0.22)

Net asset value, end of period	$9.83		$9.78	$10.05		$10.05

TOTAL RETURN	2.31	%(b)	1.71%	4.86%		2.75	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$103,385		$104,084	$101,059		$3,331
Ratio of expenses to average net assets before expense waiver and reimbursement	0.64	%(c)	0.67%	0.76%		2.88	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.38	%(c)	0.38%	0.34%		0.45	%(c)
Ratio of net investment income to average net assets	3.56	%(c)	4.40%	4.69%		4.82	%(c)
Portfolio turnover rate	92	%(b)	102%	82%		83%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	199

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.41		$9.94	$9.92	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.39		0.76	0.72	0.35
Net realized and unrealized gain (loss) on total investments	(1.14)		(1.52)	0.02	(0.08)

Total gain (loss) from investment operations	(0.75)		(0.76)	0.74	0.27

Less distributions from:
Net investment income	(0.39)		(0.76)	(0.72)	(0.35)
Net realized gains	—		(0.01)	—	—

Total distributions	(0.39)		(0.77)	(0.72)	(0.35)

Net asset value, end of period	$7.27		$8.41	$9.94	$9.92

TOTAL RETURN	(8.69	)%(b)	(8.15)%	7.66%	2.82	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$184,781		$228,048	$228,834	$53,478
Ratio of expenses to average net assets before expense waiver and reimbursement	0.40	%(c)	0.43%	0.49%	0.67	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.39	%(c)	0.40%	0.40%	0.40	%(c)
Ratio of net investment income to average net assets	10.94	%(c)	8.05%	7.30%	7.16	%(c)
Portfolio turnover rate	31	%(b)	59%	43%	26%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.41		$9.95	$9.92	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.39		0.74	0.71	0.36
Net realized and unrealized gain (loss) on total investments	(1.15)		(1.53)	0.03	(0.12)

Total gain (loss) from investment operations	(0.76)		(0.79)	0.74	0.24

Less distributions from:
Net investment income	(0.38)		(0.74)	(0.71)	(0.32)
Net realized gains	—		(0.01)	—	—

Total distributions	(0.38)		(0.75)	(0.71)	(0.32)

Net asset value, end of period	$7.27		$8.41	$9.95	$9.92

TOTAL RETURN	(8.81	)%(b)	(8.45)%	7.61%	2.51	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$42,013		$28,694	$15,869	$6,620
Ratio of expenses to average net assets before expense waiver and reimbursement	0.65	%(c)	0.69%	0.73%	5.28	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.64	%(c)	0.65%	0.60%	0.60	%(c)
Ratio of net investment income to average net assets	10.73	%(c)	7.91%	7.10%	7.19	%(c)
Portfolio turnover rate	31	%(b)	59%	43%	26%

200	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

HIGH-YIELD FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.44		$9.98	$9.94	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.39		0.75	0.72	0.35
Net realized and unrealized gain (loss) on total investments	(1.14)		(1.53)	0.03	(0.09)

Total gain (loss) from investment operations	(0.75)		(0.78)	0.75	0.26

Less distributions from:
Net investment income	(0.39)		(0.75)	(0.71)	(0.32)
Net realized gains	—		(0.01)	—	—

Total distributions	(0.39)		(0.76)	(0.71)	(0.32)

Net asset value, end of period	$7.30		$8.44	$9.98	$9.94

TOTAL RETURN	(8.69	)%(b)	(8.28)%	7.76%	2.72	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$87,522		$101,026	$143,329	$2,819
Ratio of expenses to average net assets before expense waiver and reimbursement	0.75	%(c)	0.71%	0.76%	3.56	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.49	%(c)	0.48%	0.47%	0.55	%(c)
Ratio of net investment income to average net assets	10.84	%(c)	7.94%	7.25%	7.13	%(c)
Portfolio turnover rate	31	%(b)	59%	43%	26%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	201

FINANCIAL HIGHLIGHTS	continued

TAX-EXEMPT BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08		9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.69		$10.13		$10.19	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.19		0.36		0.38	0.19
Net realized and unrealized gain (loss) on total investments	0.15		(0.44)		(0.06)	0.19

Total gain (loss) from investment operations	0.34		(0.08)		0.32	0.38

Less distributions from:
Net investment income	(0.19)		(0.36)		(0.38)	(0.19)
Net realized gains	(0.00	)(e)	(0.00	)(e)	—	—

Total distributions	(0.19)		(0.36)		(0.38)	(0.19)

Net asset value, end of period	$9.84		$9.69		$10.13	$10.19

TOTAL RETURN	3.58	%(b)	(0.87)%		3.21%	3.85	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$59,359		$66,144		$75,790	$51,414
Ratio of expenses to average net assets before expense waiver and reimbursement	0.35	%(c)	0.41%		0.46%	0.63	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.34	%(c)	0.36%		0.35%	0.35	%(c)
Ratio of net investment income to average net assets	3.91	%(c)	3.51%		3.76%	3.79	%(c)
Portfolio turnover rate	11	%(b)	50%		48%	73%

	Retail Class

	3/31/09		9/30/08		9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.70		$10.14		$10.20	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.19		0.36		0.38	0.19
Net realized and unrealized gain (loss) on total investments	0.15		(0.44)		(0.06)	0.18

Total gain (loss) from investment operations	0.34		(0.08)		0.32	0.37

Less distributions from:
Net investment income	(0.19)		(0.35)		(0.38)	(0.17)
Net realized gains	(0.00	)(e)	(0.00	)(e)	—	—

Total distributions	(0.19)		(0.35)		(0.38)	(0.17)

Net asset value, end of period	$9.85		$9.70		$10.14	$10.20

TOTAL RETURN	3.55	%(b)	(0.90)%		3.16%	3.77	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$184,913		$179,559		$179,606	$4,302
Ratio of expenses to average net assets before expense waiver and reimbursement	0.61	%(c)	0.65%		0.72%	2.93	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.39%		0.39%	0.50	%(c)
Ratio of net investment income to average net assets	3.85	%(c)	3.49%		3.76%	3.77	%(c)
Portfolio turnover rate	11	%(b)	50%		48%	73%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Fund commenced operations on March 31, 2006.

(e)	Amount represents less than $0.01 per share.

202	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Funds ▪ 2009 Semiannual Report	203

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.07		$10.12	$10.08	$10.69	$10.75	$10.51

Gain (loss) from investment operations:
Net investment income (a)	(0.32)		0.71	0.41	0.56	0.43	0.45
Net realized and unrealized gain (loss) on total investments	0.44		(0.07)	0.03	(0.39)	0.12	0.30

Total gain from investment operations	0.12		0.64	0.44	0.17	0.55	0.75

Less distributions from:
Net investment income	—		(0.69)	(0.40)	(0.57)	(0.46)	(0.42)
Net realized gains	—		—	—	(0.21)	(0.15)	(0.09)

Total distributions	—		(0.69)	(0.40)	(0.78)	(0.61)	(0.51)

Net asset value, end of period	$10.19		$10.07	$10.12	$10.08	$10.69	$10.75

TOTAL RETURN	1.19	%(b)	6.20%	4.51%	1.70%	5.19%	7.36%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$462,709		$440,993	$438,862	$363,157	$325,636	$382,305
Ratio of expenses to average net assets before expense waiver and reimbursement	0.33	%(c)	0.34%	0.36%	0.28%	0.14%	0.15%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.32	%(c)	0.34%	0.35%	0.28%	0.14%	0.14%
Ratio of net investment income to average net assets	(6.56	)%(c)	6.67%	4.07%	5.46%	3.97%	4.27%
Portfolio turnover rate	8	%(b)	16%	26%	83%	239%	151%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.18		$10.23	$10.19	$10.00

Gain (loss) from investment operations:
Net investment income (a)	(0.32)		0.82	0.45	0.31
Net realized and unrealized gain (loss) on total investments	0.43		(0.20)	(0.02)	0.09

Total gain from investment operations	0.11		0.62	0.43	0.40

Less distributions from:
Net investment income	—		(0.67)	(0.39)	(0.21)
Net realized gains	—		—	—	—

Total distributions	—		(0.67)	(0.39)	(0.21)

Net asset value, end of period	$10.29		$10.18	$10.23	$10.19

TOTAL RETURN	1.08	%(b)	5.95%	4.29%	4.04	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$74,614		$88,127	$17,840	$5,661
Ratio of expenses to average net assets before expense waiver and reimbursement	0.57	%(c)	0.59%	0.61%	2.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.57	%(c)	0.59%	0.55%	0.55	%(c)
Ratio of net investment income to average net assets	(6.63	)%(c)	7.57%	4.47%	6.08	%(c)
Portfolio turnover rate	8	%(b)	16%	26%	83%

204	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

INFLATION-LINKED BOND FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.90		$9.96	$9.93	$10.54	$10.63	$10.39

Gain (loss) from investment operations:
Net investment income (a)	(0.31)		0.77	0.38	0.54	0.43	0.49
Net realized and unrealized gain (loss) on total investments	0.43		(0.15)	0.04	(0.39)	0.11	0.24

Total gain from investment operations	0.12		0.62	0.42	0.15	0.54	0.73

Less distributions from:
Net investment income	—		(0.68)	(0.39)	(0.55)	(0.48)	(0.40)
Net realized gains	—		—	—	(0.21)	(0.15)	(0.09)

Total distributions	—		(0.68)	(0.39)	(0.76)	(0.63)	(0.49)

Net asset value, end of period	$10.02		$9.90	$9.96	$9.93	$10.54	$10.63

TOTAL RETURN	1.21	%(b)	6.11%	4.35%	1.53%	5.14%	7.20%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$115,691		$131,575	$56,824	$59,388	$70,277	$95,536
Ratio of expenses to average net assets before expense waiver and reimbursement	0.56	%(c)	0.58%	0.63%	0.47%	0.30%	0.33%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.42	%(c)	0.44%	0.48%	0.43%	0.30%	0.30%
Ratio of net investment income to average net assets	(6.58	)%(c)	7.28%	3.85%	5.32%	4.04%	4.67%
Portfolio turnover rate	8	%(b)	16%	26%	83%	239%	151%

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	205

FINANCIAL HIGHLIGHTS	continued

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Institutional Class

	3/31/09		9/30/08	9/30/07	9/30/06	9/30/05	9/30/04

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.01		0.03	0.05	0.05	0.03	0.01
Net realized and unrealized gain on total investments	—		—	—	—	—	—

Total gain from investment operations	0.01		0.03	0.05	0.05	0.03	0.01

Less distributions from:
Net investment income	(0.01)		(0.03)	(0.05)	(0.05)	(0.03)	(0.01)
Net realized gains	—		—	—	—	—	—

Total distributions	(0.01)		(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

TOTAL RETURN	0.85	%(b)	3.51%	5.37%	4.70%	2.68%	1.10%

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$313,142		$293,537	$235,421	$272,119	$200,545	$179,775
Ratio of expenses to average net assets before expense waiver and reimbursement	0.16	%(c)	0.14%	0.14%	0.14%	0.09%	0.09%
Ratio of expenses to average net assets after expense waiver and reimbursement	0.15	%(c)	0.14%	0.14%	0.13%	0.09%	0.09%
Ratio of net investment income to average net assets	1.69	%(c)	3.39%	5.21%	4.65%	2.65%	1.10%

	Retirement Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited	)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.01		0.03	0.05	0.03
Net realized and unrealized gain on total investments	—		—	—	—

Total gain from investment operations	0.01		0.03	0.05	0.03

Less distributions from:
Net investment income	(0.01)		(0.03)	(0.05)	(0.03)
Net realized gains	—		—	—	—

Total distributions	(0.01)		(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.72	%(b)	3.25%	5.12%	2.45	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$168,728		$97,832	$98,903	$43,804
Ratio of expenses to average net assets before expense waiver and reimbursement	0.41	%(c)	0.39%	0.39%	0.71	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.40	%(c)	0.39%	0.35%	0.35	%(c)
Ratio of net investment income to average net assets	1.40	%(c)	3.26%	5.01%	5.07	%(c)

206	2009 Semiannual Report ▪ TIAA-CREF Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	concluded

MONEY MARKET FUND ▪ FOR THE PERIOD OR YEAR ENDED

	Retail Class

	3/31/09		9/30/08	9/30/07	9/30/06	(d)

	(Unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00

Gain (loss) from investment operations:
Net investment income (a)	0.01		0.03	0.05	0.03
Net realized and unrealized gain on total investments	—		—	—	—

Total gain from investment operations	0.01		0.03	0.05	0.03

Less distributions from:
Net investment income	(0.01)		(0.03)	(0.05)	(0.03)
Net realized gains	—		—	—	—

Total distributions	(0.01)		(0.03)	(0.05)	(0.03)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00

TOTAL RETURN	0.80	%(b)	3.43%	5.25%	2.53	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$1,021,449		$1,093,363	$1,034,417	$127,318
Ratio of expenses to average net assets before expense waiver and reimbursement	0.46	%(c)	0.40%	0.43%	0.25	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement	0.25	%(c)	0.22%	0.25%	0.25	%(c)
Ratio of net investment income to average net assets	1.61	%(c)	3.34%	5.11%	5.16	%(c)

(a)	Based on average shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	The Retirement Class and Retail Class commenced operations on March 31, 2006.

See notes to financial statements	TIAA-CREF Funds ▪ 2009 Semiannual Report	207

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF FUNDS

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Funds” or individually, the “Fund”) is a Delaware statutory trust that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The Funds currently consist of forty-two series. Ten Funds, known as the TIAA-CREF Lifecycle Funds, are presented in a separate shareholder report.

At the commencement of operations of each of these Funds and classes, Teachers Insurance and Annuity Association of America (“TIAA”), an affiliate, invested in each Fund. As of March 31, 2009, TIAA had investments in the Funds as follows:

	Value of TIAA’s investments at March 31, 2009

Underlying Fund	Institutional Class	Retirement Class	Retail Class	Total

Mid-Cap Growth Index
Market Value	$18,666,003	$121,821	—	$18,787,824
Outstanding Shares	2,359,798	15,459	—	2,375,257
% of Fund	32.67%	0.21%	—	32.88%

Mid-Cap Value Index
Market Value	$26,836,660	$116,778	—	$26,953,438
Outstanding Shares	3,535,792	15,166	—	3,550,958
% of Fund	19.28%	0.08%	—	19.36%

Mid-Cap Blend Index
Market Value	$9,841,111	$121,838	—	$9,962,949
Outstanding Shares	1,128,568	13,845	—	1,142,413
% of Fund	9.03%	0.11%	—	9.14%

Small-Cap Growth Index
Market Value	$50,519,639	$123,900	—	$50,643,539
Outstanding Shares	6,552,482	14,928	—	6,567,410
% of Fund	42.93%	0.11%	—	43.04%

Small-Cap Value Index
Market Value	$42,077,939	$114,487	—	$42,192,426
Outstanding Shares	6,595,288	17,641	—	6,612,929
% of Fund	33.87%	0.09%	—	33.96%

	Value of TIAA’s investments at March 31, 2009

Underlying Fund	Institutional Class	Retirement Class	Retail Class	Total

Bond Plus
Market Value	$43,631,387	—	—	$43,631,387
Outstanding Shares	4,737,393	—	—	4,737,393
% of Fund	9.39%	—	—	9.39%

Short-Term Bond
Market Value	$14,744,163	—	—	$14,744,163
Outstanding Shares	1,501,442	—	—	1,501,442
% of Fund	6.08%	—	—	6.08%

High-Yield
Market Value	$12,120,206	—	—	$12,120,206
Outstanding Shares	1,667,153	—	—	1,667,153
% of Fund	3.86%	—	—	3.86%

Tax-Exempt Bond
Market Value	$37,659,271	—	—	$37,659,271
Outstanding Shares	3,827,162	—	—	3,827,162
% of Fund	15.42%	—	—	15.42%

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. TPIS is registered with the Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority (“FINRA”). Teachers Advisors Inc. (“Advisors”), a wholly-owned indirect subsidiary of TIAA, which is registered with the Commission as an investment adviser, provides investment management services for the Funds. The Funds offer up to three share classes, although any one Fund may not necessarily offer all three classes. The Funds may offer Institutional, Retirement and Retail classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

Valuation of investments: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. Debt securities will generally be valued using prices provided by a pricing service which may employ various indications of value including but not limited to broker-dealer quotations. Fixed-income securities purchased by the Funds with remaining maturities of 60 days or less generally are valued at amortized cost. For the Money Market Fund, all of its investments are valued using the amortized cost, or at market value if market value is materially different from amortized cost. Investments in registered investment companies are valued at net asset value on the valuation date. Securities for which reliable market quotations are not readily available or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time are valued at fair value in accordance with procedures approved by the Board of Trustees. Stock and bond index futures and options, which are traded on commodities exchanges, are valued at the last sales price as of the close of such commodities exchanges.

Accounting for investments and investment income: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, as soon thereafter as the Funds are informed of the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method.

208	2009 Semiannual Report ▪ TIAA-CREF Funds

Distributions received from Real Estate Investment Trusts (“REITs”) are recorded on the ex-dividend date. Each REIT reports annually the tax character of its distributions. Dividend income, realized gains and unrealized appreciation (depreciation) reflect the amounts of taxable income, capital gain and return of capital reported by each REIT, and management’s estimates of such amounts for REIT distributions for which actual information has not been reported.

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Dollar roll transactions: The Funds may enter into mortgage dollar rolls in which the Fund sells mortgage securities for delivery in the current month, realizing a gain(loss), and simultaneously contracts to repurchase somewhat similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date. The difference between the sales proceeds and the lower repurchase price is recorded as a realized gain. The Fund maintains a segregated account, the dollar value of which is at least equal to its obligations with respect to dollar rolls.

Cash: The Funds hold cash with the custodian. The Funds are charged a fee for overdrafts.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Forward foreign currency contracts: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are “marked-to-market” at the end of each day’s trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward foreign currency contracts which is typically limited to the unrealized gain on each open contract.

These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. There were no open forward foreign currency contracts for the period ended March 31, 2009.

Securities lending: The Funds may lend their securities to qualified institutional borrowers to earn additional income. Securities loans are required to be collateralized by an amount that is at least equal to the market value of the outstanding securities on loan. The Funds invest cash collateral received in the State Street Navigator Securities Lending Prime Portfolio and record a liability for the return of the collateral during the period the securities are on loan. Securities lending income represents the income earned on investing cash collateral, less expenses associated with the loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.

Futures contracts: The Funds may use futures contracts to manage exposure to the equity markets or for cash management purposes to remain highly invested in the equity markets while minimizing transaction costs. Futures contracts are valued at the last sale price as of the close of the board of trade or exchange on which they are traded. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts, or if the counterparties do not perform in accordance with contractual provisions.

Securities purchased on a when-issued or delayed delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Treasury Inflation-Protected Securities: The Funds may invest in Treasury Inflation-Protected Securities (“TIPS”), specially structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Price Index. The adjustments for interest income due to inflation are reflected in interest income in the Statements of Operations.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. Therefore, no federal income tax provision is required.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital account for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

TIAA-CREF Funds ▪ 2009 Semiannual Report	209

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Transactions with affiliates: The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board of Trustees, pursuant to the Investment Company Act of 1940. These transactions are effected at market rates without incurring broker commissions.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value under GAAP and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the TIAA-CREF Funds.

Various inputs are used in determining the value of the TIAA-CREF Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the TIAA-CREF Funds’ investments as of March 31, 2009:

	Portfolio Investments	Other Financial Instruments*

Growth Equity
Level 1	$14,435,175	$—
Level 2	—	—
Level 3	—	—

Total	$14,435,175	—

Growth & Income
Level 1	$849,355,048	$—
Level 2	13,730,548	—
Level 3	—	—

Total	$863,085,596	$—

International Equity
Level 1	$67,268,800	$—
Level 2	1,228,673,722	—
Level 3	—	—

Total	$1,295,942,522	$—

Large-Cap Growth
Level 1	$475,108,516	$—
Level 2	—	—
Level 3	—	—

Total	$475,108,516	$—

Large-Cap Value
Level 1	$619,690,787	$—
Level 2	9,147,480	—
Level 3	—	—

Total	$628,838,267	$—

Mid-Cap Growth
Level 1	$355,934,758	$—
Level 2	6,865,209	—
Level 3	—	—

Total	$362,799,967	$—

Mid-Cap Value
Level 1	$729,430,557	$—
Level 2	23,076,863	—
Level 3	—	—

Total	$752,507,420	$—

	Portfolio Investments	Other Financial Instruments*

Small-Cap Equity
Level 1	$392,769,889	$—
Level 2	—	—
Level 3	—	—

Total	$392,769,889	—

Large-Cap Growth Index
Level 1	$317,923,685	$—
Level 2	—	—
Level 3	—	—

Total	$317,923,685	—

Large-Cap Value Index
Level 1	$332,540,622	$(25,026)
Level 2	—	—
Level 3	—	—

Total	$332,540,622	$(25,026)

Equity Index
Level 1	$811,702,678	$(14,117)
Level 2	844	—
Level 3	8	—

Total	$811,703,530	$(14,117)

S&P 500 Index
Level 1	$812,249,567	$425,491
Level 2	1,894,607	—
Level 3	—	—

Total	$814,144,174	$425,491

Mid-Cap Growth Index
Level 1	$56,934,309	$—
Level 2	—	—
Level 3	—	—

Total	$56,934,309	—

Mid-Cap Value Index
Level 1	$138,729,191	$—
Level 2	—	—
Level 3	—	—

Total	$138,729,191	—

Mid-Cap Blend Index
Level 1	$108,067,843	$(1,333)
Level 2	—	—
Level 3	—	—

Total	$108,067,843	$(1,333)

Small-Cap Growth Index
Level 1	$115,422,159	$46,565
Level 2	—	—
Level 3	—	—

Total	$115,422,159	$46,565

Small-Cap Value Index
Level 1	$122,885,823	$336
Level 2	3,206	—
Level 3	—	—

Total	$122,889,029	$336

Small-Cap Blend Index
Level 1	$163,325,178	$402,089
Level 2	2,931,670	—
Level 3	—	—

Total	$166,256,848	$402,089

International Equity Index
Level 1	$28,468,341	$—
Level 2	644,892,612	—
Level 3	—	—

Total	$673,360,953	—

Enhanced International Equity Index
Level 1	$7,405,977	$—
Level 2	208,076,415	—
Level 3	—	—

Total	$215,482,392	—

210	2009 Semiannual Report ▪ TIAA-CREF Funds

continued

	Portfolio Investments	Other Financial Instruments*

Enhanced Large-Cap Growth Index
Level 1	$322,915,994	$—
Level 2	—	—
Level 3	—	—

Total	$322,915,994	—

Enhanced Large-Cap Value Index
Level 1	$281,110,872	$—
Level 2	—	—
Level 3	—	—

Total	$281,110,872	—

Social Choice Equity
Level 1	$464,873,850	$—
Level 2	—	—
Level 3	—	—

Total	$464,873,850	—

Real Estate Securities
Level 1	$238,944,456	$—
Level 2	—	—
Level 3	—	—

Total	$238,944,456	—

Managed Allocation
Level 1	$392,928,634	$—
Level 2	—	—
Level 3	—	—

Total	$392,928,634	—

Bond
Level 1	$531,284	$—
Level 2	1,918,241,072	—
Level 3	—	—

Total	$1,918,772,356	—

Bond Plus
Level 1	$3,591,187	$—
Level 2	467,368,104	—
Level 3	—	—

Total	$470,959,291	—

Short-Term Bond
Level 1	$46,887	$—
Level 2	238,796,278	—
Level 3	—	—

Total	$238,843,165	—

High-Yield
Level 1	$—	$—
Level 2	307,883,080	—
Level 3	—	—

Total	$307,883,080	—

Tax-Exempt Bond
Level 1	$—	$—
Level 2	242,503,111	—
Level 3	—	—

Total	$242,503,111	—

Inflation-Linked Bond
Level 1	$—	$—
Level 2	646,309,252	—
Level 3	—	—

Total	$646,309,252	—

Money Market
Level 1	$—	$—
Level 2	1,503,900,320	—
Level 3	—	—

Total	$1,503,900,320	—

*

Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Guarantee Program: On October 7, 2008, the Board of Trustees of the TIAA-CREF Funds approved the participation of the TIAA-CREF Money Market Fund (the “Fund”) in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds (the “Program”). To the extent Program funds are available, the Program will guarantee Fund shareholders that they will receive $1.00 per Fund share they owned as of the close of business on September 19, 2008 if the Fund “breaks the buck” (meaning its NAV falls below $0.995 and is not immediately restored), liquidates its holdings and such liquidation proceeds are less than $1.00 per share.

The program would only protect the lesser of (i) Fund shares held by a shareholder of record on September 19, 2008, or (ii) the number of Fund shares held by the shareholder of record when the Fund breaks the buck. Shares acquired by investors after September 19, 2008, are not eligible for protection under the program. The Funds will continue to participate in the Program until its expiration on September 18, 2009.

Note 2—investment adviser and affiliates

Under the terms of the Funds’ Investment Management Agreements, Advisors provides asset management services to each Fund for an annual fee, payable monthly. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund incurs an annual fee, payable monthly to TPIS, for certain administrative costs associated with offering Retirement Class shares on retirement plan or other platforms. Under the terms of a Distribution (12b-1) Plan, the Retail Class of each Fund reimburses TPIS for amounts incurred up to 0.25% of average daily net assets to distribute the Retail Class of each Fund. On February 10, 2009, the Board of Trustees of the TIAA-CREF Funds voted to terminate the waiver agreement with TPIS in which TPIS had agreed not to seek any reimbursements under the Plan. TPIS will begin collecting reimbursements under the Plan in the 3rd quarter of 2009. Advisors has agreed to reimburse each Fund if its expense ratio exceeds certain percentages.

Certain affiliated entities may pay Fund expenses on behalf of the Funds. The Funds reimburse the affiliated entities for any such payment. Amounts owed to Fund affiliates for payment of fund expenses are disclosed as due to affiliates on the Statements of Assets and Liabilities.

TIAA-CREF Funds ▪ 2009 Semiannual Report	211

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

The following is information about the investments of the TIAA-CREF Lifecycle Funds, a group of affiliated fund-of-funds, in the Funds’ Institutional Class as of March 31, 2009:

	Value of TIAA-CREF Lifecycle Funds’ investments at March 31, 2009

Underlying Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund	2045 Fund	2050 Fund	Retirement Income Fund

Growth Equity
Market Value	$986,575	$2,907,478	$2,926,219	$2,726,794	$2,502,407	$1,591,215	$855,498	—	—	—
Outstanding Shares	198,906	586,185	589,963	549,757	504,517	320,809	172,479	—	—	—
% of Fund	6.77%	19.95%	20.08%	18.71%	17.17%	10.92%	5.87%	—	—	—

Growth & Income
Market Value	$14,673,722	$18,104,506	$20,122,605	$20,276,759	$20,651,273	$20,668,610	$31,190,508	$924,890	$456,530	$709,391
Outstanding Shares	2,466,172	3,042,774	3,381,950	3,407,859	3,470,802	3,473,716	5,242,102	155,444	76,728	119,225
% of Fund	6.03%	7.45%	8.28%	8.34%	8.49%	8.50%	12.83%	0.38%	0.19%	0.29%

International Equity
Market Value	$18,771,316	$23,096,920	$25,545,167	$25,698,182	$26,117,321	$26,447,090	$39,633,578	$1,187,606	$586,103	$906,400
Outstanding Shares	3,469,744	4,269,301	4,721,842	4,750,126	4,827,601	4,888,556	7,325,985	219,520	108,337	167,542
% of Fund	4.15%	5.10%	5.64%	5.68%	5.77%	5.84%	8.75%	0.26%	0.13%	0.20%

Large-Cap Value
Market Value	$16,104,066	$19,903,833	$22,065,602	$22,120,580	$22,567,488	$22,687,375	$34,133,075	$1,014,204	$501,301	$778,329
Outstanding Shares	2,130,167	2,632,782	2,918,730	2,926,003	2,985,118	3,000,976	4,514,957	134,154	66,310	102,954
% of Fund	7.69%	9.51%	10.54%	10.57%	10.78%	10.84%	16.30%	0.48%	0.24%	0.37%

Mid-Cap Growth
Market Value	$1,384,895	$1,709,527	$1,901,108	$1,916,393	$1,951,867	$1,951,001	$2,949,532	$87,032	$43,061	$66,968
Outstanding Shares	140,314	173,204	192,615	194,163	197,758	197,670	298,838	8,818	4,363	6,785
% of Fund	2.75%	3.39%	3.77%	3.80%	3.87%	3.87%	5.85%	0.17%	0.09%	0.13%

Mid-Cap Value
Market Value	$1,207,474	$1,487,700	$1,654,871	$1,668,554	$1,696,072	$1,698,375	$2,561,157	$75,860	$37,511	$58,291
Outstanding Shares	126,041	155,292	172,742	174,171	177,043	177,283	267,344	7,919	3,916	6,085
% of Fund	1.08%	1.33%	1.47%	1.49%	1.51%	1.51%	2.28%	0.07%	0.03%	0.05%

Small-Cap Equity
Market Value	$8,384,112	$10,344,913	$11,484,292	$11,555,331	$11,773,196	$11,814,795	$17,805,196	$528,224	$261,029	$405,465
Outstanding Shares	1,090,262	1,345,242	1,493,406	1,502,644	1,530,975	1,536,384	2,315,370	68,690	33,944	52,726
% of Fund	5.42%	6.68%	7.42%	7.47%	7.61%	7.63%	11.51%	0.34%	0.17%	0.26%

Enhanced International Equity Index
Market Value	$18,604,722	$22,940,204	$25,384,306	$25,480,698	$25,937,769	$26,241,110	$39,374,163	$1,176,842	$581,092	$899,783
Outstanding Shares	4,097,956	5,052,908	5,591,257	5,612,489	5,713,165	5,779,980	8,672,723	259,216	127,994	198,190
% of Fund	8.60%	10.60%	11.73%	11.78%	11.99%	12.13%	18.20%	0.54%	0.27%	0.42%

Enhanced Large-Cap Growth Index
Market Value	$27,745,020	$34,250,718	$38,102,900	$38,445,416	$39,129,957	$39,095,831	$59,098,769	$1,742,499	$862,013	$1,340,649
Outstanding Shares	4,694,589	5,795,384	6,447,191	6,505,147	6,620,974	6,615,200	9,999,792	294,839	145,857	226,844
% of Fund	8.56%	10.57%	11.75%	11.86%	12.07%	12.06%	18.23%	0.54%	0.27%	0.41%

Enhanced Large-Cap Value Index
Market Value	$24,131,655	$29,779,364	$33,068,240	$33,260,042	$33,896,305	$34,012,936	$51,264,764	$1,520,357	$751,375	$1,167,287
Outstanding Shares	4,676,677	5,771,195	6,408,574	6,445,745	6,569,051	6,591,654	9,935,032	294,643	145,615	226,218
% of Fund	8.58%	10.58%	11.75%	11.82%	12.05%	12.09%	18.22%	0.54%	0.27%	0.41%

Bond
Market Value	$100,011,537	$90,958,603	$74,599,960	$53,333,057	$29,534,396	$13,993,460	$20,996,933	$638,369	$314,464	$7,502,184
Outstanding Shares	10,194,856	9,272,029	7,604,481	5,436,601	3,010,642	1,426,449	2,140,360	65,073	32,055	764,749
% of Fund	5.61%	5.10%	4.18%	2.99%	1.66%	0.78%	1.18%	0.04%	0.02%	0.42%

Short-Term Bond
Market Value	$14,372,008	$9,947,730	$3,961,298	—	—	—	—	—	—	$1,386,307
Outstanding Shares	1,463,545	1,013,007	403,391	—	—	—	—	—	—	141,172
% of Fund	13.63%	9.44%	3.76%	—	—	—	—	—	—	1.32%

High-Yield
Market Value	$8,891,884	$10,507,219	$11,060,087	$10,717,926	$9,909,403	$9,387,894	$14,069,084	$425,845	$209,827	$225,266
Outstanding Shares	1,223,093	1,445,285	1,521,332	1,474,268	1,363,054	1,291,320	1,935,225	58,576	28,862	30,986
% of Fund	4.81%	5.68%	5.98%	5.80%	5.36%	5.08%	7.61%	0.23%	0.11%	0.12%

Inflation-Linked Bond
Market Value	$9,964,970	$7,807,451	$3,512,002	—	—	—	—	—	—	$1,055,824
Outstanding Shares	977,917	766,188	344,652	—	—	—	—	—	—	103,614
% of Fund	2.15%	1.69%	0.76%	—	—	—	—	—	—	0.23%

Money Market
Market Value	$552,058	—	—	—	—	—	—	—	—	$345,979
Outstanding Shares	552,058	—	—	—	—	—	—	—	—	345,979
% of Fund	0.18%	—	—	—	—	—	—	—	—	0.11%

212	2009 Semiannual Report ▪ TIAA-CREF Funds

continued

The following shows information about the investment of the TIAA-CREF Managed Allocation Fund, an affiliated fund-of-funds, in the Funds’ Institutional Class as of March 31, 2009:

Underlying Fund	Value of Managed Allocation’s Investments

Growth & Income
Market Value	$23,367,952
Outstanding Shares	3,927,387
% of Fund	9.61%

International Equity
Market Value	$29,663,278
Outstanding Shares	5,483,046
% of Fund	6.55%

Large-Cap Value
Market Value	$25,821,877
Outstanding Shares	3,415,592
% of Fund	12.33%

Mid-Cap Growth
Market Value	$2,215,303
Outstanding Shares	224,448
% of Fund	4.40%

Mid-Cap Value
Market Value	$1,930,063
Outstanding Shares	201,468
% of Fund	1.72%

Small-Cap Equity
Market Value	$13,376,262
Outstanding Shares	1,739,436
% of Fund	8.64%

Enhanced International Equity Index
Market Value	$29,741,617
Outstanding Shares	6,551,017
% of Fund	13.75%

Enhanced Large-Cap Growth Index
Market Value	$44,332,436
Outstanding Shares	7,501,258
% of Fund	13.68%

Enhanced Large-Cap Value Index
Market Value	$38,547,685
Outstanding Shares	7,470,482
% of Fund	13.70%

Bond Plus
Market Value	$154,342,656
Outstanding Shares	16,758,160
% of Fund	77.61%

The following shows information about the investment of TIAA-CREF Bond Plus Fund in the Institutional Class of TIAA-CREF High-Yield Fund as of March 31, 2009:

Underlying Fund	Bond Plus

High-Yield
Market Value	$3,357,579
Outstanding Shares	461,840
% of Fund	1.82%

Note 3—investments

At March 31, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Growth Equity	$20,620,929	$250,932	$(6,436,685)	$(6,185,753)
Growth & Income	1,034,440,279	7,017,310	(178,371,993)	(171,354,683)
International Equity	2,030,008,708	8,642,773	(742,708,959)	(734,066,186)
Large-Cap Growth	546,651,310	1,491,789	(73,034,583)	(71,542,794)
Large-Cap Value	937,726,868	16,116,995	(325,005,596)	(308,888,601)
Mid-Cap Growth	515,783,992	6,744,043	(159,728,069)	(152,984,026)
Mid-Cap Value	1,077,460,337	21,755,590	(346,708,507)	(324,952,917)
Small-Cap Equity	549,784,450	8,927,787	(165,942,348)	(157,014,561)
Large-Cap Growth Index	444,436,828	1,326,383	(127,839,526)	(126,513,143)
Large-Cap Value Index	583,927,317	1,249,645	(252,636,340)	(251,386,695)
Equity Index	1,078,146,345	64,045,375	(330,488,190)	(266,442,815)
S&P 500 Index	1,234,214,633	11,215,559	(431,286,018)	(420,070,459)
Mid-Cap Growth Index	86,789,883	1,852,606	(31,708,180)	(29,855,574)
Mid-Cap Value Index	258,183,556	1,098,301	(120,552,666)	(119,454,365)
Mid-Cap Blend Index	171,313,856	3,535,721	(66,781,734)	(63,246,013)
Small-Cap Growth Index	170,729,273	3,125,906	(58,433,021)	(55,307,115)
Small-Cap Value Index	219,013,681	1,041,870	(97,166,522)	(96,124,652)
Small-Cap Blend Index	275,989,972	1,356,414	(111,089,538)	(109,733,124)
International Equity Index	1,086,956,601	4,362,724	(417,958,371)	(413,595,647)
Enhanced International Equity Index	290,559,889	2,930,579	(78,008,076)	(75,077,497)
Enhanced Large-Cap Growth Index	379,171,031	7,176,764	(63,431,801)	(56,255,037)
Enhanced Large-Cap Value Index	366,691,409	2,397,407	(87,977,944)	(85,580,537)
Social Choice Equity	708,794,024	4,911,618	(248,831,792)	(243,920,174)
Real Estate Securities	534,426,257	1,104,116	(296,585,917)	(295,481,801)
Managed Allocation	515,228,988	—	(122,300,353)	(122,300,353)
Bond	1,941,913,871	60,169,967	(83,311,482)	(23,141,515)
Bond Plus	498,641,263	13,129,583	(40,811,555)	(27,681,972)
Short-Term Bond	245,705,892	6,864,539	(13,727,266)	(6,862,727)
High-Yield	371,438,319	4,573,849	(68,129,088)	(63,555,239)
Tax-Exempt Bond	248,023,750	5,747,293	(11,267,932)	(5,520,639)
Inflation-Linked Bond	633,502,245	13,204,450	(397,443)	12,807,007

At March 31, 2009, these Funds held the following open futures contracts:

Fund	Future	Number of Contracts	Market Value	Expiration Date	Unrealized Gain/ (Loss)

Equity Index	E-mini S&P Mid 400 Index	7	$341,530	June 2009	$(457)
	E-mini Russell 2000 Index	8	337,040	June 2009	434
	E-mini S&P 500 Index	57	2,265,180	June 2009	(14,094)

			2,943,750		(14,117)

Large-Cap Value Index	E-mini S&P 500 Index	32	1,271,680	June 2009	(25,026)

Mid-Cap Blend Index	E-mini S&P Mid 400 Index	8	390,320	June 2009	(1,333)

S&P 500 Index	E-mini S&P 500 Index	197	7,828,780	June 2009	425,491

Small-Cap Blend Index	E-mini Russell 2000 Index	76	3,201,880	June 2009	402,089

Small-Cap Growth Index	E-mini Russell 2000 Index	46	1,937,980	June 2009	46,565

Small-Cap Value Index	E-mini Russell 2000 Index	21	884,730	June 2009	336

TIAA-CREF Funds ▪ 2009 Semiannual Report	213

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Purchases and sales of securities (other than short-term money market instruments) for all of the Funds, except the Money Market Fund, for the period ended March 31, 2009, were as follows:

Fund	Non-Government Purchases	Government Purchases	Non-Government Sales	Government Sales

Growth Equity	$215,226,032	$—	$403,902,874	$—
Growth & Income	713,940,145	—	547,118,643	—
International Equity	773,660,236	—	793,611,344	—
Large-Cap Growth	711,048,408	—	625,486,960	—
Large-Cap Value	529,647,997	—	548,955,436	—
Mid-Cap Growth	138,319,114	—	94,334,126	—
Mid-Cap Value	423,016,015	—	246,800,487	—
Small-Cap Equity	225,855,256	—	155,429,482	—
Large-Cap Growth Index	69,782,629	—	16,256,347	—
Large-Cap Value Index	85,544,177	—	18,903,068	—
Equity Index	147,781,456	—	37,012,601	—
S&P 500 Index	118,753,553	—	31,763,261	—
Mid-Cap Growth Index	18,904,604	—	13,318,258	—
Mid-Cap Value Index	31,251,491	—	15,965,366	—
Mid-Cap Blend Index	30,403,932	—	41,603,994	—
Small-Cap Growth Index	35,595,828	—	10,431,397	—
Small-Cap Value Index	29,999,695	—	10,978,254	—
Small-Cap Blend Index	50,946,168	—	15,969,014	—
International Equity Index	250,415,599	—	115,821,108	—
Enhanced International Equity Index	232,632,042	—	119,176,493	—
Enhanced Large-Cap Growth Index	358,924,651	—	152,299,685	—
Enhanced Large-Cap Value Index	296,472,576	—	95,269,792	—
Social Choice Equity	76,253,905	—	16,741,858	—
Real Estate Securities	192,545,578	—	138,882,784	—
Managed Allocation	169,880,276	—	175,066,952	—
Bond	328,979,277	1,265,617,142	237,729,643	1,434,348,486
Bond Plus	98,786,768	242,845,158	73,805,266	267,258,060
Short-Term Bond	58,585,131	161,981,053	53,770,502	174,337,689
High-Yield	125,233,762	—	92,053,239	—
Tax-Exempt Bond	26,094,362	—	25,568,440	—
Inflation-Linked Bond	—	48,586,055	—	57,013,510

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds and may be invested in the funds selected by the trustees. Trustees’ fees, including any deferred and long-term compensation, incurred for the period ended March 31, 2009, are reflected in the Statements of Operations.

Note 5—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the year ended September 30, 2008 were as follows:

	2008

Fund	Ordinary Income	Long-Term Capital Gains	Total

Growth Equity	$8,306,635	$3,766,607	$12,073,242
Growth & Income	14,376,255	20,628,201	35,004,456
International Equity	49,223,450	313,165,294	362,388,744
Large-Cap Growth	6,143,489	31,447,729	37,591,218	**
Large-Cap Value	32,533,071	47,257,331	79,790,402
Mid-Cap Growth	4,897,799	31,129,022	36,026,821
Mid-Cap Value	24,090,105	30,420,551	54,510,656
Small-Cap Equity	16,412,269	19,756,409	36,168,678
Large-Cap Growth Index	5,526,173	248,686	5,774,859
Large-Cap Value Index	13,632,270	12,021,862	25,654,132
Equity Index	26,053,275	15,831,265	41,884,540
S&P 500 Index	22,840,054	6,743,903	29,583,957
Mid-Cap Growth Index	1,515,408	3,247,921	4,763,329
Mid-Cap Value Index	8,550,332	6,437,940	14,988,272
Mid-Cap Blend Index	4,430,669	5,365,921	9,796,590
Small-Cap Growth Index	2,089,584	5,630,563	7,720,147
Small-Cap Value Index	6,544,843	7,399,611	13,944,454
Small-Cap Blend Index	5,773,771	7,173,375	12,947,146
International Equity Index	20,111,211	6,981,538	27,092,749
Enhanced International Equity Index	34,230	—	34,230
Enhanced Large-Cap Growth Index	37,160	—	37,160
Enhanced Large-Cap Value Index	47,620	—	47,620
Social Choice Equity	8,155,712	4,114,850	12,270,562
Real Estate Securities	25,150,745	66,512,024	91,662,769	**
Managed Allocation	19,259,033	520,581	19,779,614
Bond	87,942,399	—	87,942,399
Bond Plus	27,558,169	—	27,558,169
Short-Term Bond	12,232,758	—	12,232,758
High-Yield	30,827,094	207,098	31,034,192
Tax-Exempt Bond*	9,155,191	102,899	9,258,090
Inflation-Linked Bond	41,704,757	—	41,704,757
Money Market	49,133,169	—	49,133,169

*	Includes ordinary income that will not be taxable for federal income tax purposes in 2008 of $9,141,200.

**	Total distributions for Large-Cap Growth and Real Estate Securities include return of capital distributions of $2,047,974 and $7,947,268 respectively.

The tax character of the fiscal 2009 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds, except the Bond, Short-Term Bond, Bond Plus, and Money Market Funds, participates in a $1.25 billion unsecured revolving credit facility dated July 1, 2008 that can be used for temporary purposes, including, without limitation of, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates that are based on the Federal Funds Rate in effect during the time of the borrowing. The Funds are not liable for borrowings under the facility by affiliated accounts or mutual funds. For the period ended March 31, 2009, there were no borrowings under this credit facility by the Funds.

214	2009 Semiannual Report ▪ TIAA-CREF Funds

concluded

Note 7—fund reorganizations

On November 18, 2008, the Board of Trustees of the TIAA-CREF Funds voted to merge the Small-Cap Growth Index Fund and the Small-Cap Value Index Fund into the Small-Cap Blend Index Fund. The Board also voted to merge the Mid-Cap Growth Index Fund, Mid-Cap Value Index Fund and the Mid-Cap Blend Index Fund into the Equity Index Fund. The mergers are expected to close on or around June 12, 2009.

Note 8—accounting pronouncement

In March 2008, FASB issued Statement of Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133” (“SFAS 161”). SFAS 161 requires enhanced disclosures about a Fund’s derivative and hedging activities thereby improving the transparency of the financial reporting. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS 161 will have on the financial statements.

Note 9—subsequent events

On November 18, 2008, the Board of Trustees of the TIAA-CREF Funds voted to terminate the Growth Equity Fund. The Fund was liquidated on April 17, 2009 and its net assets were distributed to shareholders.

TIAA-CREF Funds ▪ 2009 Semiannual Report	215

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HOW TO REACH US

TIAA-CREF WEBSITE
tiaa-cref.org
24 hours a day, 7 days a week

AUTOMATED TELEPHONE SERVICE
800 842-2252
24 hours a day, 7 days a week

FOR THE HEARING- OR SPEECH-IMPAIRED
800 842-2755
8 a.m. to 10 p.m. ET, Monday–Friday
9 a.m. to 6 p.m. ET, Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit tiaa-cref.org, or call 800 842-2776 for the Institutional or Retirement classes or 800 223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment products are not FDIC insured, may lose value and are not bank guaranteed.

TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA/SIPC, distribute securities products.

©2009 Teachers Insurance and Annuity Association—College Retirement Equities Fund (TIAA-CREF), New York, NY 10017-3206

2009 Semiannual Report ▪ TIAA-CREF Funds

730 Third Avenue
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C44380	A10844 (5/09)

2009 SEMIANNUAL REPORT

TIAA-CREF
LIFECYCLE FUNDS

OF THE TIAA-CREF FUNDS

(formerly the TIAA-CREF Institutional Mutual Funds)

MARCH 31, 2009

Financial statements (unaudited)

Lifecycle Funds

2010 Fund

2035 Fund

2015 Fund

2040 Fund

2020 Fund

2045 Fund

2025 Fund

2050 Fund

2030 Fund

Retirement Income Fund

PERFORMANCE OVERVIEW AS OF MARCH 31, 2009

			Total return	Average annual total return

Lifecycle Fund Class	Ticker	Inception date	1 year	since fund inception

2010 Fund
Retirement Class	TCLEX	10/15/2004	–23.66%	–1.12%
Institutional Class	TCTIX	1/17/2007	–23.47	–0.99	*

2015 Fund
Retirement Class	TCLIX	10/15/2004	–26.86	–1.86
Institutional Class	TCNIX	1/17/2007	–26.64	–1.72	*

2020 Fund
Retirement Class	TCLTX	10/15/2004	–30.09	–2.83
Institutional Class	TCWIX	1/17/2007	–29.99	–2.72	*

2025 Fund
Retirement Class	TCLFX	10/15/2004	–33.20	–3.75
Institutional Class	TCYIX	1/17/2007	–33.02	–3.62	*

2030 Fund
Retirement Class	TCLNX	10/15/2004	–36.20	–4.73
Institutional Class	TCRIX	1/17/2007	–35.93	–4.58	*

2035 Fund
Retirement Class	TCLRX	10/15/2004	–37.92	–5.06
Institutional Class	TCIIX	1/17/2007	–37.77	–4.95	*

2040 Fund
Retirement Class	TCLOX	10/15/2004	–37.86	–4.65
Institutional Class	TCOIX	1/17/2007	–37.65	–4.51	*

2045 Fund
Retirement Class	TTFRX	11/30/2007	–38.47	–35.96
Institutional Class	TTFIX	11/30/2007	–38.29	–35.80

2050 Fund
Retirement Class	TLFRX	11/30/2007	–38.69	–36.13
Institutional Class	TFTIX	11/30/2007	–38.49	–35.96

Retirement Income Fund
Retirement Class	TLIRX	11/30/2007	–17.88	–15.91
Institutional Class	TLRIX	11/30/2007	–17.71	–15.76
Retail Class	TLRRX	11/30/2007	–17.71	–15.76

*

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

UNDERSTANDING YOUR LIFECYCLE FUNDS REPORT

This report contains information about the investment performance and holdings of the Lifecycle Funds, an offering of the TIAA-CREF Funds, for the six-month period that ended on March 31, 2009.

          The report includes a letter from Edward Grzybowski, the chief investment officer of Teachers Advisors, Inc., the funds’ investment adviser, that describes the key investment strategies of the Lifecycle Funds.

          The report also contains information about the overall philosophy and approach of the Lifecycle Funds, descriptions of the benchmarks used in managing the funds and important information regarding the funds’ expenses. Following these sections is a detailed explanation of how the funds’ strategies fared during the six-month period and a fund performance section that compares each fund’s returns with those of its composite benchmark, its Morningstar peer group and a broad-based market index.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 842-2776 for the Retirement or Institutional classes or 800 223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

CONTENTS

Report to investors	2	2030 Fund	22
		2035 Fund	24
More information for investors	4	2040 Fund	26
		2045 Fund	28
Special terms	5	2050 Fund	30
		Retirement Income Fund	32
More about the TIAA-CREF Lifecycle Funds	6
		Portfolios of investments	34
About the funds’ composite benchmarks	7
		Financial statements
Important information about expenses	8	Statements of assets and liabilities	44
		Statements of operations	48
Investment results of the Lifecycle Funds	12	Statements of changes in net assets	52
		Financial highlights	60
Lifecycle Funds performance		Notes to financial statements	79
2010 Fund	14
2015 Fund	16	How to reach us	Inside back cover
2020 Fund	18
2025 Fund	20

REPORT TO INVESTORS

During the six months ended March 31, 2009, U.S. and foreign stocks posted steep losses. The broad U.S. stock market, as measured by the Russell 3000® Index, plunged 31.1%. Foreign stock markets, as measured by the MSCI EAFE® Index, fell by the same amount in dollar terms.

          In contrast, bonds generally performed well. The broad U.S. investment-grade, fixed-rate bond market, as measured by the Barclays Capital U.S. Aggregate Bond Index, returned 4.7% for the six months. Much of this gain came from U.S. Treasury securities, which benefited from surging demand as investors sought a haven from the battered stock market.

Economic woes intensify

The current recession in the U.S. economy began in December 2007, caused by excessive borrowing. As a result of widespread use of leverage, this crisis spread to other credit markets, and companies found they could no longer rely on short-term financing for their businesses. The crisis also hit consumers, who lost easy access to home equity lines and other credit sources that had previously fueled their spending.

          In the fourth quarter of 2008, the nation’s gross domestic product declined by 6.3% on an annual basis—its worst showing in 25 years. The economy shed 3.7 million jobs during the six-month period, sending the national unemployment rate to levels not seen since 1983.

          The federal government’s response to the credit crisis has restored a measure of confidence to the bond markets, but the larger task of returning the economy to growth is just beginning. In February, Congress passed the American Recovery and Reinvestment Act of 2009, which will provide $787 billion in new spending that is designed to increase the demand for goods and services throughout the nation.

          These measures helped spark a stock market rally in March that lifted the Russell 3000 Index by 8.8% for the month—an impressive advance, but not enough to erase the losses from earlier in the six-month period.

Fund performance reflects market downturn

The TIAA-CREF Lifecycle Funds were not immune from the turbulence that roiled the markets. For the six months ended March 31, 2009, all ten of the Lifecycle Funds had negative returns and lagged their respective composite benchmarks. Returns for the Retirement Class of the Lifecycle Funds ranged from –29.4% for the 2050 Fund to –11.3% for the Retirement Income Fund.

          However, all of the funds held up better than their Morningstar peer groups in a down market. Three of the funds—the 2015 Fund, 2025 Fund and Retirement Income Fund—finished

2	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

the period more than two percentage points ahead of their respective Morningstar category averages.

          Pages 12 and 13 of this report provide a detailed explanation of the funds’ performance during the six-month period.

Long-term focus and fundamental principles still apply

We recognize that these are extremely challenging times for many investors. However, the severity of recent losses in the stock market does not negate the value of maintaining a long-term focus and adhering to sound investment principles that have withstood the test of time.

          The Lifecycle Funds are designed to help you maintain a long-term perspective and to take advantage of time-tested investment strategies, including diversification and rebalancing.

          Each Lifecycle fund seeks to remain fully invested, allocating its assets among several underlying funds to create a diversified portfolio appropriate for a specific target retirement date or for meeting long-term retirement income needs. While diversification cannot guarantee against loss, it can help limit losses when declines occur in one investment area but not in others. It can also help ensure that, when a given area does well, you will be able to share in its rewards.

          Each Lifecycle fund also employs automatic rebalancing. Rebalancing does not guarantee that the fund’s investment goals will be met—but it can help restore the fund’s original asset allocation if it drifts too far from its target weightings because of widely varying asset-class returns.

          While the current market downturn is unsettling, TIAA-CREF has helped participants through the ups and downs of the financial markets for more than 90 years. If you have questions or concerns, please call us or visit our website for more information on how to weather these difficult times. We’re here to help.

/s/ Edward J. Grzybowski

Edward J. Grzybowski Chief Investment Officer Teachers Advisors, Inc.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	3

MORE INFORMATION FOR INVESTORS

Portfolio listings

The complete TIAA-CREF Lifecycle Funds’ portfolios of investments begin on page 34 of this report. You can also obtain complete lists of the holdings of the Lifecycle Funds and of the underlying funds in which the Lifecycle Funds invest (called “TIAA-CREF Funds Schedules of Investments”) as of the most recently completed fiscal quarter (currently for the period ended March 31, 2009) in the following ways:

•	By visiting our website at tiaa-cref.org; or

•	By calling us at 800 842-2776 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the Lifecycle Funds’ and the TIAA-CREF Funds’ holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from the Securities and Exchange Commission (SEC). (Form N-CSR lists holdings as of March 31 or September 30; Form N-Q lists holdings as of December 31 or June 30.) Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or

•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 842-2776 to request a free copy. A report of how the Lifecycle Funds and underlying funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by e-mail using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800 842-2776.

Fund management

The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the funds.

4	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

SPECIAL TERMS

Benchmarks (benchmark indexes) are groups of securities, such as the Russell 3000® Index or the S&P 500® Index, whose performance can be used as a standard by which to judge the performance of a mutual fund.

Composite benchmarks are customized combinations of other benchmarks. To measure the performance of the Lifecycle Funds, TIAA-CREF has created composite benchmarks representing the four general market sectors in which each fund may invest: U.S. equity (stocks); international equity; fixed income; and short-term fixed income.

Expense ratio is a measure of the annual amount that investors pay for the management of a mutual fund. The amount is expressed as a percentage of the fund’s average net assets and does not include front-end or back-end sales charges, if any, or trading costs. See “Total return.”

Market capitalization is the total value of a company’s outstanding stock, calculated by multiplying the number of outstanding shares by the current market price per share.

Mortgage-backed securities are bonds that represent an interest in a pool of mortgages usually issued by Ginnie Mae, Fannie Mae or other government-backed entities.

Overweight holding is a security that forms a larger percentage of a mutual fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Peer groups are groupings of mutual funds with similar objectives whose performance can be compared with that of an individual mutual fund with a similar objective.

Relative performance is the return of a mutual fund in relation to that of its benchmark.

Securities is a general name for stocks (also known as “equities”), bonds (also known as “fixed-income securities”) or other investments.

Total return is the amount an investment provides to investors after expenses are deducted. Total return is expressed as a percentage. It includes any interest or dividends, as well as any change in the market value of the investment.

Underweight holding is a security that forms a smaller percentage of a mutual fund, in terms of market capitalization, than that security’s percentage of the benchmark.

Russell 3000 and S&P 500 are registered trademarks and service marks of Russell Investment Group and McGraw-Hill Companies, Inc., respectively.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	5

MORE ABOUT THE TIAA-CREF LIFECYCLE FUNDS

The TIAA-CREF Lifecycle Funds offer a convenient, low-cost solution for investors who want to have their retirement investments professionally managed. Each Lifecycle fund provides a single diversified investment portfolio selected with a target retirement date in mind, using an age-appropriate mix of underlying equity (stock) and fixed-income funds offered by the TIAA-CREF Funds.

          Lifecycle Funds intended for investors retiring sooner have larger positions in fixed-income funds and smaller positions in equity funds. Funds for investors retiring later are more aggressive, with larger allocations to equity funds and smaller allocations to fixed-income funds.

Instant diversification across borders and asset classes

The underlying funds employed by the Lifecycle Funds provide immediate access to a broad range of investments. The equity funds include holdings that vary by size (large-, mid- and small-capitalization companies), by location (the United States and abroad) and by style (growth and value). The fixed-income funds include holdings from several types of issuers and with a broad range of maturity dates. Spreading fixed-income holdings in that way helps to reduce the effects of future changes in interest rates.

          Because different kinds of investments tend to perform well at different times, the diversification produced by spreading the Lifecycle Funds’ holdings among various equity and fixed-income funds can help control an investor’s risk. (Diversification, however, does not guarantee against loss.)

Dynamic allocations that are adjusted each year

As a portfolio grows, preserving capital becomes more important—yet growth needs to continue. Each Lifecycle fund’s mix of underlying funds (except that of the Retirement Income Fund) will gradually change over time, becoming more conservative as an investor approaches retirement. The Retirement Income Fund has a relatively fixed asset allocation.

          The Lifecycle Funds are rebalanced as needed to remain within close range of their targeted allocations of equity and fixed-income investments, even when markets are volatile. In addition, we periodically assess the Lifecycle Funds’ target allocations and may alter them based on our latest research and analysis. The most recent adjustments to the funds’ allocations are described in the prospectus dated February 1, 2009.

6	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

ABOUT THE FUNDS’ COMPOSITE BENCHMARKS

Each Lifecycle fund uses a composite benchmark that represents the four general market sectors in which each fund invests: U.S. equity (stocks); international equity; fixed income; and short-term fixed income. A fund’s composite benchmark combines the following public indexes in proportions that reflect the fund’s current target allocations:

•	Russell 3000® Index (U.S. equity), which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization.

•	MSCI EAFE® (Europe, Australasia, Far East) Index (international equity), which measures the performance of the leading stocks in 21 developed countries outside North America.

•

Barclays Capital U.S. Aggregate Bond Index (fixed income), which measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and corporate securities, agency mortgage pass-through securities, asset-backed securities and commercial mortgage-backed securities. (This index was formerly known as the Lehman Brothers U.S. Aggregate Index.)

•

Barclays Capital U.S. 1–5 Year Government/Credit Bond Index (short-term fixed income), which measures the performance primarily of U.S. Treasury and agency securities and corporate bonds with 1– to 5–year maturities. (This index was formerly known as the Lehman Brothers U.S. Government/Credit (1–5 Year) Index.)

The Lifecycle Funds began using the new composite benchmark described above on July 1, 2008. Prior to that date, the composite benchmark of each Lifecycle fund was created using the benchmarks of that fund’s underlying funds in the same proportions as the Lifecycle fund’s allocations to those underlying funds (except in the case of the Money Market Fund). The benchmarks of the underlying funds used in the prior version of the composite benchmarks were the Russell 1000® Growth Index, the Russell 1000 Value Index, the Russell 2000® Index, the MSCI EAFE Index, the Lehman Brothers U.S. Aggregate Index, the Lehman Brothers U.S. Treasury Inflation-Protected Securities Index, the Lehman Brothers U.S. Government/Credit (1–5 Year) Index, the Lehman Brothers U.S. Treasury (1–3 Month) Index and the Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

You cannot invest directly in any index.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investment Group. TIAA-CREF products are not promoted or sponsored by, or affiliated with, Russell Investment Group. EAFE is a trademark of MSCI, Inc.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	7

IMPORTANT INFORMATION ABOUT EXPENSES

Shareholders in the TIAA-CREF Lifecycle Funds incur only one of two potential types of costs:

•	Shareholders incur no transaction costs, including sales charges (loads) on purchases, on reinvested dividends or on other distributions. There are also no redemption fees or exchange fees.

•

However, they do incur ongoing costs, including management fees and other fund expenses. These include fees for the Lifecycle Funds and fees for the underlying funds; each Lifecycle fund bears its pro rata share of fees and expenses incurred by the underlying funds.

The examples that appear in the tables on pages 9 through 11 are intended to help you understand your ongoing costs (in U.S. dollars) of investing in each fund. The examples are also designed to help you compare these costs with the ongoing costs of investing in other mutual funds.

         The examples assume $1,000 was invested on October 1, 2008, and held for six months until March 31, 2009.

Actual expenses

The first line of the two lines listed for each fund in the tables uses the fund’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the six-month period.

          Simply divide your fund value by $1,000 (for example, an $8,600 fund value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in each fund’s entry in the tables shows a hypothetical fund value and hypothetical expenses based on the fund’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the fund’s actual return.

          This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in this fund with the costs of other funds. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

8	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2009

Lifecycle Funds—Retirement Class

	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid (10/1/08–3/31/09)	*	Effective expenses paid (10/1/08–3/31/09)	†

2010 Fund actual return	$1,000.00	$842.30	$1.15		$3.03
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.33

2015 Fund actual return	$1,000.00	$815.60	$1.13		$3.03
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.38

2020 Fund actual return	$1,000.00	$789.10	$1.12		$3.08
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.48

2025 Fund actual return	$1,000.00	$761.90	$1.10		$3.07
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.53

2030 Fund actual return	$1,000.00	$735.20	$1.08		$3.07
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.58

2035 Fund actual return	$1,000.00	$719.50	$1.07		$3.09
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.63

2040 Fund actual return	$1,000.00	$720.00	$1.07		$3.09
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.63

2045 Fund actual return	$1,000.00	$713.80	$1.07		$3.12
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.68

2050 Fund actual return	$1,000.00	$705.60	$1.06		$3.06
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.63

Retirement Income Fund actual return	$1,000.00	$886.60	$1.18		$2.96
5% annual hypothetical return	1,000.00	1,023.68	1.26		3.18

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.25% for the Retirement Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.63% for the Retirement Income Fund; 0.66% for the 2010 Fund; 0.67% for the 2015 Fund; 0.69% for the 2020 Fund; 0.70% for the 2025 Fund; 0.71% for the 2030 Fund; 0.72% for the 2035, 2040 and 2050 Funds; and 0.73% for the 2045 Fund.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	9

IMPORTANT INFORMATION ABOUT EXPENSES

EXPENSE EXAMPLES—FOR THE SIX MONTHS ENDED MARCH 31, 2009

Lifecycle Funds—Institutional Class

	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid (10/1/08–3/31/09)	*	Effective expenses paid (10/1/08–3/31/09)	†

2010 Fund actual return	$1,000.00	$843.40	$0.00		$1.88
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.07

2015 Fund actual return	$1,000.00	$816.60	$0.00		$1.90
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.12

2020 Fund actual return	$1,000.00	$789.90	$0.00		$1.96
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.22

2025 Fund actual return	$1,000.00	$762.90	$0.00		$1.98
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.27

2030 Fund actual return	$1,000.00	$737.40	$0.00		$1.99
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.32

2035 Fund actual return	$1,000.00	$720.70	$0.00		$2.02
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.37

2040 Fund actual return	$1,000.00	$721.50	$0.00		$2.02
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.37

2045 Fund actual return	$1,000.00	$714.90	$0.00		$2.05
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.42

2050 Fund actual return	$1,000.00	$706.00	$0.00		$2.00
5% annual hypothetical return	1,000.00	1,024.93	0.00		2.37

Retirement Income Fund actual return	$1,000.00	$887.40	$0.00		$1.79
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.92

*

The amounts in the “Expenses paid” column are based on each fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The expense charges of these funds reflect contractual waivers and reimbursements. Please see the prospectus for an explanation, including the dates on which these waivers and reimbursements are scheduled to end. Without these waivers and reimbursements, the funds’ expenses would have been higher and their performance lower. The annualized expense ratio for the six-month period was 0.00% for the Institutional Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on each fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.38% for the Retirement Income Fund; 0.41% for the 2010 Fund; 0.42% for the 2015 Fund; 0.44% for the 2020 Fund; 0.45% for the 2025 Fund; 0.46% for the 2030 Fund; 0.47% for the 2035, 2040 and 2050 Funds; and 0.48% for the 2045 Fund.

10	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

concluded

EXPENSE EXAMPLE—FOR THE SIX MONTHS ENDED MARCH 31, 2009

Lifecycle Funds—Retail Class

	Starting fund value (10/1/08)	Ending fund value (3/31/09)	Expenses paid (10/1/08–3/31/09)	*	Effective expenses paid (10/1/08–3/31/09)	†

Retirement Income Fund actual return	$1,000.00	$887.40	$0.00		$1.79
5% annual hypothetical return	1,000.00	1,024.93	0.00		1.92

*

The amounts in the “Expenses paid” column are based on the fund’s own expense ratio for the most recent fiscal half year, multiplied by the average fund value over the six-month period, multiplied by 182/365. There were 182 days in the six months ended March 31, 2009. The expense charge of this fund reflects a contractual waiver and reimbursement. Please see the prospectus for an explanation, including the dates on which this waiver and reimbursement are scheduled to end. Without this waiver and reimbursement, the fund’s expenses would have been higher and its performance lower. The annualized expense ratio for the six-month period was 0.00% for the Retail Class of the Lifecycle Funds.

†

The amounts in the “Effective expenses paid” column are based on the fund’s total expense ratio for the most recent fiscal half year, which includes the fund’s own expense ratio plus its pro rata share of its underlying funds’ expenses (which the fund bears through its investment in the underlying funds). For that period, the total annualized, weighted, average expense ratio was 0.38% for the Retail Class of the Retirement Income Fund.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	11

INVESTMENT RESULTS OF THE LIFECYCLE FUNDS

PERFORMANCE IN THE SIX MONTHS ENDED MARCH 31, 2009

The ten TIAA-CREF Lifecycle Funds underperformed their respective composite benchmarks for the six-month period, with returns for the Retirement Class ranging from –29.44% for the 2050 Fund to –11.34% for the Retirement Income Fund.

          The downturn in the world’s stock markets that began in October 2007 continued during the period, resulting in losses of historic dimensions.

          As a consequence, Lifecycle Funds with target retirement dates further in the future—those with larger allocations to stocks—posted larger losses than funds with closer target retirement dates.

Stock market decline continues

During the six months, a slowing world economy continued to drive down stock prices around the world. Corporate profits dropped sharply, and prospects for future growth were bleak. Together, these two factors caused many investors to move money from the stock market into the safer parts of the fixed-income markets, including U.S. Treasury securities.

          The Russell 3000® Index, which measures the broad U.S. stock market, lost 31.12% for the period, despite a rally in March. Foreign stocks performed better than U.S. stocks, in terms of local currencies. The MSCI EAFE® Index, which measures stock performance in 21 developed nations outside North America, was down 26.77%. However, the EAFE’s drop was magnified for U.S. investors, as many local currencies, particularly the euro, declined relative to the dollar. In dollar terms, the EAFE lost 31.11%.

Bonds provide a haven

To stimulate the nation’s economy and unlock the credit markets, the Federal Reserve cut the target federal funds rate (the interest rate U.S. commercial banks charge one another for overnight loans) from 2.00% to essentially 0% during the period. The central bank also guaranteed the purchase of hard-to-sell securities and offered inexpensive loans to encourage private investment in them.

          These measures restored confidence in the bond market, and it performed well over the six months. The Barclays Capital U.S. Aggregate Bond Index (formerly the Lehman Brothers U.S. Aggregate Index) posted a return of 4.70%, well above the historical norm. Investors, however, still showed a strong aversion to risk. U.S. Treasuries and government agency securities returned 7.32% and 5.96%, respectively, while corporate bonds earned just 1.97% and commercial mortgage-backed securities lost 15.14%.

          The short-term bond market was lifted by cuts in short-term interest rates during the period. The Barclays Capital U.S. 1–5 Year Government/Credit Bond Index,

12	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

a widely used benchmark for the short-term bond sector, returned 4.15% for the six months.

Nine of ten funds closely track their benchmarks

For the six-month period, all but one of the Lifecycle Funds posted returns that were within one percentage point of their respective composite benchmarks. The one exception was the 2050 Fund, which lagged its benchmark by 1.51 points. Among the other nine funds, the margin of difference for the period varied from 0.06 of a percentage point for the 2020 Fund to 0.69 of a point for the 2045 Fund.

          The Lifecycle Funds invest in four sectors of the investment markets: U.S. equity (stocks), international equity, fixed income and short-term fixed income. The reason for the funds’ underperformance of their respective benchmarks during the six months was underperformance from the international equity and fixed-income sectors.

          Fortunately, some of this was offset by outperformance from the U.S. equity sector. The results from the short-term fixed-income sector were in line with those of the sector’s benchmark and thus had little effect on the Lifecycle Funds’ results, in relationship with their benchmarks.

          The Lifecycle Funds’ allocation to international equity was divided between two underlying funds: the Enhanced International Equity Index Fund and the International Equity Fund. The underperformance in this sector came primarily from the International Equity Fund, which trailed the sector’s benchmark by nearly four percentage points, because of individual stock selections.

          In the fixed-income sector, the Lifecycle Funds had allocations to the Bond Fund and the High-Yield Fund. The 2010, 2015, 2020 and Retirement Income funds also had allocations to the Inflation-Linked Bond Fund. The underperformance from this sector came primarily from the Bond Fund, which lagged the sector’s benchmark by nearly one percentage point, and from the High-Yield Fund, which also lagged the benchmark, returning –8.69% for the period.

          The negative effects of the results from international equity and fixed income were partly offset by returns from the funds’ U.S. equity holdings that were better than the returns from that sector’s benchmark, the Russell 3000 Index.

          In particular, the Growth & Income Fund and the Enhanced Large-Cap Growth Index Fund, both of which performed significantly better than the broad U.S. stock market, helped to support the funds’ performance, relative to their composite benchmarks.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	13

LIFECYCLE 2010 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2010 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–15.77%	–23.66%	–1.12%
2010 Fund Composite Index (new)*	–15.49	–21.97	–0.51
2010 Fund Composite Index (old)†	–16.02	–22.76	–0.74
Broad-based market index:
Barclays Capital U.S. Aggregate Bond Index	4.70	3.13	4.36
Morningstar Target-Date 2000–2010‡	–17.62	–24.67	–1.83

Institutional Class (inception: 1/17/2007)	–15.66	–23.47	–0.99	§

Gross annual fund operating expenses: Retirement Class, 0.83%; Institutional Class, 0.54%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of March 31, 2009, the 2010 Fund Composite Index consisted of: 42.4% Barclays Capital U.S. Aggregate Bond Index; 39.1% Russell 3000® Index; 13.0% MSCI EAFE® Index; and 5.5% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index.

†

As of March 31, 2009, the old 2010 Fund Composite Index would have consisted of: 34.5% Barclays Capital U.S. Aggregate Bond Index; 19.0% Russell 1000® Growth Index; 17.8% Russell 1000 Value Index; 13.3% MSCI EAFE Index; 5.5% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; 3.6% Barclays Capital U.S. TIPS Index (Series-L); 3.2% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; and 3.1% Russell 2000® Index.

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

14	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $9,512 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	38.7%	39.6%
International equity	12.9	13.2
Fixed income	42.8	41.9
Short-term fixed income	5.6	5.3

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.66%
Institutional Class	0.41%
Fund net assets	$284.73 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	15

LIFECYCLE 2015 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2015 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–18.44%	–26.86%	–1.86%
2015 Fund Composite Index (new)*	–18.29	–25.35	–1.29
2015 Fund Composite Index (old)†	–18.84	–26.13	–1.53
Broad-based market index:
S&P 500® Index	–30.54	–38.09	–5.18
Morningstar Target-Date 2011–2015‡	–20.78	–28.13	–2.52

Institutional Class (inception: 1/17/2007)	–18.34	–26.64	–1.72	§

Gross annual fund operating expenses: Retirement Class, 0.85%; Institutional Class, 0.55%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of March 31, 2009, the 2015 Fund Composite Index consisted of: 45.1% Russell 3000® Index; 36.4% Barclays Capital U.S. Aggregate Bond Index; 15.0% MSCI EAFE® Index; and 3.5% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index.

†

As of March 31, 2009, the old 2015 Fund Composite Index would have consisted of: 29.0% Barclays Capital U.S. Aggregate Bond Index; 21.8% Russell 1000® Growth Index; 20.5% Russell 1000 Value Index; 15.3% MSCI EAFE Index; 3.7% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; 3.6% Russell 2000® Index; 3.5% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; and 2.6% Barclays Capital U.S. TIPS Index (Series-L).

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

16	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $9,197 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	44.7%	45.6%
International equity	14.9	15.1
Fixed income	36.8	36.0
Short-term fixed income	3.6	3.3

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.67%
Institutional Class	0.42%
Fund net assets	$305.91 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	17

LIFECYCLE 2020 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2020 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–21.09%	–30.09%	–2.83%
2020 Fund Composite Index (new)*	–21.03	–28.62	–2.28
2020 Fund Composite Index (old)†	–21.57	–29.36	–2.50
Broad-based market index:
S&P 500® Index	–30.54	–38.09	–5.18
Morningstar Target-Date 2016–2020‡	–21.54	–29.78	–2.21

Institutional Class (inception: 1/17/2007)	–21.01	–29.99	–2.72§

Gross annual fund operating expenses: Retirement Class, 0.87%; Institutional Class, 0.57%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of March 31, 2009, the 2020 Fund Composite Index consisted of: 51.1% Russell 3000® Index; 30.4% Barclays Capital U.S. Aggregate Bond Index; 17.0% MSCI EAFE® Index; and 1.5% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index.

†

As of March 31, 2009, the old 2020 Fund Composite Index would have consisted of: 24.7% Russell 1000® Growth Index; 24.5% Barclays Capital U.S. Aggregate Bond Index; 23.2% Russell 1000 Value Index; 17.3% MSCI EAFE Index; 4.1% Russell 2000® Index; 3.8% Merrill Lynch BB/B Cash Pay Issuer Constrained Index; 1.2% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; and 1.2% Barclays Capital U.S. TIPS Index (Series-L).

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

18	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $8,800 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	50.7%	51.6%
International equity	16.9	17.1
Fixed income	30.8	30.0
Short-term fixed income	1.6	1.3

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.69%
Institutional Class	0.44%
Fund net assets	$300.30 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	19

LIFECYCLE 2025 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2025 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–23.81%	–33.20%	–3.75%
2025 Fund Composite Index (new)*	–23.72	–31.78	–3.23
2025 Fund Composite Index (old)†	–24.24	–32.48	–3.45
Broad-based market index:
S&P 500® Index	–30.54	–38.09	–5.18
Morningstar Target-Date 2021–2025‡	–25.87	–34.70	–3.30

Institutional Class (inception: 1/17/2007)	–23.71	–33.02	–3.62	§

Gross annual fund operating expenses: Retirement Class, 0.88%; Institutional Class, 0.58%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	As of March 31, 2009, the 2025 Fund Composite Index consisted of: 57.1% Russell 3000® Index; 23.9% Barclays Capital U.S. Aggregate Bond Index; and 19.0% MSCI EAFE® Index.

†

As of March 31, 2009, the old 2025 Fund Composite Index would have consisted of: 27.5% Russell 1000® Growth Index; 25.9% Russell 1000 Value Index; 19.3% MSCI EAFE Index; 18.8% Barclays Capital U.S. Aggregate Bond Index; 4.5% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

20	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $8,434 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	56.7%	57.1%
International equity	18.9	19.1
Fixed income	24.4	23.8
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.70%
Institutional Class	0.45%
Fund net assets	$271.50 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	21

LIFECYCLE 2030 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2030 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–26.48%	–36.20%	–4.73%
2030 Fund Composite Index (new)*	–26.35	–34.85	–4.17
2030 Fund Composite Index (old)†	–26.86	–35.52	–4.39
Broad-based market index:
S&P 500® Index	–30.54	–38.09	–5.18
Morningstar Target-Date 2026–2030‡	–26.79	–35.81	–3.81

Institutional Class (inception: 1/17/2007)	–26.26	–35.93	–4.58	§

Gross annual fund operating expenses: Retirement Class, 0.89%; Institutional Class, 0.59%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	As of March 31, 2009, the 2030 Fund Composite Index consisted of: 63.1% Russell 3000® Index; 21.0% MSCI EAFE® Index; and 15.9% Barclays Capital U.S. Aggregate Bond Index.

†

As of March 31, 2009, the old 2030 Fund Composite Index would have consisted of: 30.3% Russell 1000® Growth Index; 28.6% Russell 1000 Value Index; 21.3% MSCI EAFE Index; 10.8% Barclays Capital U.S. Aggregate Bond Index; 5.0% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

22	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $8,058 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	62.7%	63.3%
International equity	20.9	20.9
Fixed income	16.4	15.8
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.71%
Institutional Class	0.46%
Fund net assets	$252.19 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	23

LIFECYCLE 2035 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2035 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–28.05%	–37.92%	–5.06%
2035 Fund Composite Index (new)*	–27.93	–36.66	–4.56
2035 Fund Composite Index (old)†	–28.41	–37.29	–4.77
Broad-based market index:
S&P 500® Index	–30.54	–38.09	–5.18
Morningstar Target-Date 2031–2035‡	–28.22	–37.26	–3.94

Institutional Class (inception: 1/17/2007)	–27.93	–37.77	–4.95	§

Gross annual fund operating expenses: Retirement Class, 0.90%; Institutional Class, 0.60%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	As of March 31, 2009, the 2035 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE® Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index.

†

As of March 31, 2009, the old 2035 Fund Composite Index would have consisted of: 32.1% Russell 1000® Growth Index; 30.1% Russell 1000 Value Index; 22.5% MSCI EAFE Index; 6.0% Barclays Capital U.S. Aggregate Bond Index; 5.3% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

24	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $7,933 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	67.5%	67.5%
International equity	22.5	22.5
Fixed income	10.0	10.0
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.72%
Institutional Class	0.47%
Fund net assets	$237.63 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	25

LIFECYCLE 2040 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2040 Fund	6 months	1 year	since fund inception (10/15/2004)

Retirement Class (inception: 10/15/2004)	–28.00%	–37.86%	–4.65%
2040 Fund Composite Index (new)*	–27.93	–36.66	–4.21
2040 Fund Composite Index (old)†	–28.41	–37.29	–4.42
Broad-based market index:
S&P 500® Index	–30.54	–38.09	–5.18
Morningstar Target-Date 2036–2040‡	–29.02	–38.19	–4.23

Institutional Class (inception: 1/17/2007)	–27.85	–37.65	–4.51	§

Gross annual fund operating expenses: Retirement Class, 0.90%; Institutional Class, 0.60%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	As of March 31, 2009, the 2040 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE® Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index.

†

As of March 31, 2009, the old 2040 Fund Composite Index would have consisted of: 32.1% Russell 1000® Growth Index; 30.1% Russell 1000 Value Index; 22.5% MSCI EAFE Index; 6.0% Barclays Capital U.S. Aggregate Bond Index; 5.3% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

§

The performance shown for the Institutional Class that is prior to its inception date is based on the performance of the fund’s Retirement Class. The performance for this period has not been restated to reflect the lower expenses of the Institutional Class. If these lower expenses had been reflected, the performance of the Institutional Class shown for this period would have been higher.

26	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception October 15, 2004)

An investment of $10,000 in this fund on October 15, 2004, would be worth $8,089 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	67.5%	67.7%
International equity	22.5	22.4
Fixed income	10.0	9.9
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.72%
Institutional Class	0.47%
Fund net assets	$358.10 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	27

LIFECYCLE 2045 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2045 Fund	6 months	1 year	since inception

Retirement Class (inception: 11/30/2007)	–28.62%	–38.47%	–35.96%
Institutional Class (inception: 11/30/2007)	–28.51	–38.29	–35.80
2045 Fund Composite Index (new)*	–27.93	–36.66	–33.90
2045 Fund Composite Index (old)†	–28.41	–37.29	–34.40
Broad-based market index:
S&P 500® Index	–30.54	–38.09	–35.53
Morningstar Target-Date 2041–2045‡	–29.24	–38.48	–35.92

Gross annual fund operating expenses: Retirement Class, 1.89%; Institutional Class, 1.64%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	As of March 31, 2009, the 2045 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE® Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index.

†

As of March 31, 2009, the old 2045 Fund Composite Index would have consisted of: 32.1% Russell 1000® Growth Index; 30.1% Russell 1000 Value Index; 22.5% MSCI EAFE Index; 6.0% Barclays Capital U.S. Aggregate Bond Index; 5.3% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

28	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $5,518 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	67.5%	67.3%
International equity	22.5	22.6
Fixed income	10.0	10.1
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.73%
Institutional Class	0.48%
Fund net assets	$10.80 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	29

LIFECYCLE 2050 FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time through a combination of capital appreciation and income.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle 2050 Fund	6 months	1 year	since inception

Retirement Class (inception: 11/30/2007)	–29.44%	–38.69%	–36.13%
Institutional Class (inception: 11/30/2007)	–29.40	–38.49	–35.96
2050 Fund Composite Index (new)*	–27.93	–36.66	–33.90
2050 Fund Composite Index (old)†	–28.41	–37.29	–34.40
Broad-based market index:
S&P 500® Index	–30.54	–38.09	–35.53
Morningstar Target-Date 2050+‡	–29.48	–38.89	–36.27

Gross annual fund operating expenses: Retirement Class, 2.64%; Institutional Class, 2.38%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*	As of March 31, 2009, the 2050 Fund Composite Index consisted of: 67.5% Russell 3000® Index; 22.5% MSCI EAFE® Index; and 10.0% Barclays Capital U.S. Aggregate Bond Index.

†

As of March 31, 2009, the old 2050 Fund Composite Index would have consisted of: 32.1% Russell 1000® Growth Index; 30.1% Russell 1000 Value Index; 22.5% MSCI EAFE Index; 6.0% Barclays Capital U.S. Aggregate Bond Index; 5.3% Russell 2000® Index; and 4.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

30	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $5,498 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	67.5%	67.3%
International equity	22.5	22.6
Fixed income	10.0	10.1
Short-term fixed income	0.0	0.0

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.72%
Institutional Class	0.47%
Fund net assets	$5.26 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	31

LIFECYCLE RETIREMENT INCOME FUND

INVESTMENT OBJECTIVE

The fund seeks high total return over time primarily through income, with a secondary emphasis on capital appreciation.

PRINCIPAL RISKS

The fund is subject to asset allocation risk, market risk, company risk, foreign investment risk, style risk, growth and value investing risk, large-cap risk, small/mid-cap risk, interest rate risk, income volatility risk, call risk, credit risk, market volatility and liquidity risk, prepayment risk, extension risk, index risk, the special risks of investing in inflation-indexed bonds, active management risk, quantitative analysis risk and derivatives risk. For a detailed discussion of risk, please see the prospectus.

PERFORMANCE AS OF MARCH 31, 2009

	Total return		Average annual total return

Lifecycle Retirement Income Fund	6 months	1 year	since inception

Retirement Class (inception: 11/30/2007)	–11.34%	–17.88%	–15.91%
Institutional Class (inception: 11/30/2007)	–11.26	–17.71	–15.76
Retail Class (inception: 11/30/2007)	–11.26	–17.71	–15.76
Retirement Income Fund Composite Index (new)*	–10.77	–16.19	–14.12
Retirement Income Fund Composite Index (old)†	–11.26	–16.94	–14.69
Broad-based market index:
Barclays Capital U.S. Aggregate Bond Index	4.70	3.13	4.21
Morningstar Retirement Income‡	–13.53	–18.31	–16.30

Gross annual fund operating expenses: Retirement Class, 1.30%; Institutional Class, 1.00%; Retail Class, 1.19%. For the fund’s net operating expenses, please see the current prospectus.

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

*

As of March 31, 2009, the Retirement Income Fund Composite Index consisted of: 50.0% Barclays Capital U.S. Aggregate Bond Index; 30.0% Russell 3000® Index; 10.0% MSCI EAFE® Index; and 10.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index.

†

As of March 31, 2009, the old Lifecycle Retirement Income Fund Composite Index would have consisted of: 43.0% Barclays Capital U.S. Aggregate Bond Index; 14.2% Russell 1000® Growth Index; 13.4% Russell 1000 Value Index; 10.0% MSCI EAFE Index; 7.0% Barclays Capital U.S. 1–5 Year Government/Credit Bond Index; 6.0% Barclays Capital U.S. TIPS Index (Series-L); 2.4% Russell 2000® Index; 2.0% Barclays Capital U.S. 1–3 Month Treasury Index; and 2.0% Merrill Lynch BB/B Cash Pay Issuer Constrained Index.

‡

The returns represent the historical performance of funds included in the Morningstar category on March 31, 2009. The return on a $10,000 investment since inception shown on the next page is calculated by linking the monthly returns of those funds in the category that operated during all or part of that period.

32	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

$10,000 INVESTED AT FUND’S INCEPTION

Retirement Class (inception November 30, 2007)

An investment of $10,000 in this fund on November 30, 2007, would be worth $7,935 as of March 31, 2009, including reinvestment of dividends and distributions. For the purpose of comparison, the graph also shows the changes in the values of a broad-based market index and the fund’s Morningstar peer group during the same period.

ASSET ALLOCATION

	Target allocation	Total portfolio investments

U.S. equity	30.0%	30.6%
International equity	10.0	10.2
Fixed income	50.0	49.5
Short-term fixed income	10.0	9.7

Total	100.0	100.0

FUND PROFILE

Net annual fund operating expense ratio
Retirement Class	0.63%
Institutional Class	0.38%
Retail Class	0.38%
Fund net assets	$17.78 million

TARGET ALLOCATION

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	33

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2010 FUND ▪ MARCH 31, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
10,194,856	TIAA-CREF Bond Fund		$100,011,536	35.13%
4,097,956	TIAA-CREF Enhanced International Equity Index Fund		18,604,721	6.53
4,694,589	TIAA-CREF Enhanced Large-Cap Growth Index Fund		27,745,020	9.75
4,676,677	TIAA-CREF Enhanced Large-Cap Value Index Fund		24,131,655	8.48
2,466,172	TIAA-CREF Growth & Income Fund		14,673,722	5.15
198,906	TIAA-CREF Growth Equity Fund		986,575	0.35
1,223,093	TIAA-CREF High-Yield Fund		8,891,884	3.12
977,917	TIAA-CREF Inflation-Linked Bond Fund		9,964,970	3.50
3,469,744	TIAA-CREF International Equity Fund		18,771,316	6.59
2,656,818	TIAA-CREF Large-Cap Growth Fund		17,455,295	6.13
2,130,167	TIAA-CREF Large-Cap Value Fund		16,104,066	5.66
140,314	TIAA-CREF Mid-Cap Growth Fund		1,384,895	0.49
126,041	TIAA-CREF Mid-Cap Value Fund		1,207,474	0.42
552,058	TIAA-CREF Money Market Fund		552,058	0.19
1,463,545	TIAA-CREF Short-Term Bond Fund		14,372,008	5.05
1,090,262	TIAA-CREF Small-Cap Equity Fund		8,384,112	2.94

	TOTAL TIAA-CREF FUNDS	(Cost $340,789,723)	283,241,307	99.48

	TOTAL PORTFOLIO	(Cost $340,789,723)	283,241,307	99.48
	OTHER ASSETS & LIABILITIES, NET		1,493,530	0.52

	NET ASSETS		$284,734,837	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

34	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2015 FUND ▪ MARCH 31, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
9,272,029	TIAA-CREF Bond Fund		$90,958,602	29.74%
5,052,908	TIAA-CREF Enhanced International Equity Index Fund		22,940,204	7.50
5,795,384	TIAA-CREF Enhanced Large-Cap Growth Index Fund		34,250,718	11.20
5,771,195	TIAA-CREF Enhanced Large-Cap Value Index Fund		29,779,364	9.73
3,042,774	TIAA-CREF Growth & Income Fund		18,104,506	5.92
586,185	TIAA-CREF Growth Equity Fund		2,907,478	0.95
1,445,285	TIAA-CREF High-Yield Fund		10,507,219	3.43
766,188	TIAA-CREF Inflation-Linked Bond Fund		7,807,451	2.55
4,269,301	TIAA-CREF International Equity Fund		23,096,920	7.55
3,040,579	TIAA-CREF Large-Cap Growth Fund		19,976,601	6.53
2,632,782	TIAA-CREF Large-Cap Value Fund		19,903,833	6.51
173,204	TIAA-CREF Mid-Cap Growth Fund		1,709,527	0.56
155,292	TIAA-CREF Mid-Cap Value Fund		1,487,700	0.49
1,013,007	TIAA-CREF Short-Term Bond Fund		9,947,730	3.25
1,345,242	TIAA-CREF Small-Cap Equity Fund		10,344,913	3.38

	TOTAL TIAA-CREF FUNDS	(Cost $381,023,829)	303,722,766	99.29

	TOTAL PORTFOLIO	(Cost $381,023,829)	303,722,766	99.29
	OTHER ASSETS & LIABILITIES, NET		2,185,795	0.71

	NET ASSETS		$305,908,561	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	35

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2020 FUND ▪ MARCH 31, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
7,604,481	TIAA-CREF Bond Fund		$74,599,960	24.85%
5,591,257	TIAA-CREF Enhanced International Equity Index Fund		25,384,306	8.45
6,447,191	TIAA-CREF Enhanced Large-Cap Growth Index Fund		38,102,900	12.69
6,408,574	TIAA-CREF Enhanced Large-Cap Value Index Fund		33,068,240	11.01
3,381,950	TIAA-CREF Growth & Income Fund		20,122,605	6.70
589,963	TIAA-CREF Growth Equity Fund		2,926,219	0.97
1,521,332	TIAA-CREF High-Yield Fund		11,060,087	3.68
344,652	TIAA-CREF Inflation-Linked Bond Fund		3,512,002	1.17
4,721,842	TIAA-CREF International Equity Fund		25,545,167	8.51
3,389,939	TIAA-CREF Large-Cap Growth Fund		22,271,896	7.42
2,918,730	TIAA-CREF Large-Cap Value Fund		22,065,602	7.35
192,615	TIAA-CREF Mid-Cap Growth Fund		1,901,108	0.63
172,742	TIAA-CREF Mid-Cap Value Fund		1,654,871	0.55
403,391	TIAA-CREF Short-Term Bond Fund		3,961,298	1.32
1,493,406	TIAA-CREF Small-Cap Equity Fund		11,484,292	3.82

	TOTAL TIAA-CREF FUNDS	(Cost $385,303,566)	297,660,553	99.12

	TOTAL PORTFOLIO	(Cost $385,303,566)	297,660,553	99.12
	OTHER ASSETS & LIABILITIES, NET		2,639,090	0.88

	NET ASSETS		$300,299,643	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

36	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2025 FUND ▪ MARCH 31, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
5,436,601	TIAA-CREF Bond Fund		$53,333,057	19.63%
5,612,489	TIAA-CREF Enhanced International Equity Index Fund		25,480,698	9.39
6,505,147	TIAA-CREF Enhanced Large-Cap Growth Index Fund		38,445,416	14.16
6,445,745	TIAA-CREF Enhanced Large-Cap Value Index Fund		33,260,042	12.25
3,407,859	TIAA-CREF Growth & Income Fund		20,276,759	7.47
549,757	TIAA-CREF Growth Equity Fund		2,726,794	1.00
1,474,268	TIAA-CREF High-Yield Fund		10,717,926	3.95
4,750,126	TIAA-CREF International Equity Fund		25,698,182	9.47
3,286,518	TIAA-CREF Large-Cap Growth Fund		21,592,423	7.95
2,926,003	TIAA-CREF Large-Cap Value Fund		22,120,580	8.15
194,163	TIAA-CREF Mid-Cap Growth Fund		1,916,393	0.71
174,171	TIAA-CREF Mid-Cap Value Fund		1,668,554	0.61
1,502,644	TIAA-CREF Small-Cap Equity Fund		11,555,331	4.26

	TOTAL TIAA-CREF FUNDS	(Cost $359,195,802)	268,792,155	99.00

	TOTAL PORTFOLIO	(Cost $359,195,802)	268,792,155	99.00
	OTHER ASSETS & LIABILITIES, NET		2,710,932	1.00

	NET ASSETS		$271,503,087	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	37

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2030 FUND ▪ MARCH 31, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
3,010,642	TIAA-CREF Bond Fund		$29,534,396	11.71%
5,713,165	TIAA-CREF Enhanced International Equity Index Fund		25,937,769	10.28
6,620,974	TIAA-CREF Enhanced Large-Cap Growth Index Fund		39,129,957	15.52
6,569,051	TIAA-CREF Enhanced Large-Cap Value Index Fund		33,896,305	13.44
3,470,802	TIAA-CREF Growth & Income Fund		20,651,273	8.19
504,517	TIAA-CREF Growth Equity Fund		2,502,407	0.99
1,363,054	TIAA-CREF High-Yield Fund		9,909,403	3.93
4,827,601	TIAA-CREF International Equity Fund		26,117,321	10.36
3,561,136	TIAA-CREF Large-Cap Growth Fund		23,396,661	9.28
2,985,118	TIAA-CREF Large-Cap Value Fund		22,567,488	8.95
197,758	TIAA-CREF Mid-Cap Growth Fund		1,951,867	0.77
177,043	TIAA-CREF Mid-Cap Value Fund		1,696,072	0.67
1,530,975	TIAA-CREF Small-Cap Equity Fund		11,773,196	4.67

	TOTAL TIAA-CREF FUNDS	(Cost $340,944,922)	249,064,115	98.76

	TOTAL PORTFOLIO	(Cost $340,944,922)	249,064,115	98.76
	OTHER ASSETS & LIABILITIES, NET		3,129,870	1.24

	NET ASSETS		$252,193,985	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

38	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2035 FUND ▪ MARCH 31, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
1,426,449	TIAA-CREF Bond Fund		$13,993,460	5.89%
5,779,980	TIAA-CREF Enhanced International Equity Index Fund		26,241,110	11.04
6,615,200	TIAA-CREF Enhanced Large-Cap Growth Index Fund		39,095,831	16.46
6,591,654	TIAA-CREF Enhanced Large-Cap Value Index Fund		34,012,936	14.31
3,473,716	TIAA-CREF Growth & Income Fund		20,668,610	8.70
320,809	TIAA-CREF Growth Equity Fund		1,591,215	0.67
1,291,320	TIAA-CREF High-Yield Fund		9,387,894	3.95
4,888,556	TIAA-CREF International Equity Fund		26,447,090	11.13
3,773,604	TIAA-CREF Large-Cap Growth Fund		24,792,577	10.43
3,000,976	TIAA-CREF Large-Cap Value Fund		22,687,375	9.55
197,670	TIAA-CREF Mid-Cap Growth Fund		1,951,001	0.82
177,283	TIAA-CREF Mid-Cap Value Fund		1,698,375	0.71
1,536,384	TIAA-CREF Small-Cap Equity Fund		11,814,795	4.97

	TOTAL TIAA-CREF FUNDS	(Cost $320,050,172)	234,382,269	98.63

	TOTAL PORTFOLIO	(Cost $320,050,172)	234,382,269	98.63
	OTHER ASSETS & LIABILITIES, NET		3,250,646	1.37

	NET ASSETS		$237,632,915	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	39

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2040 FUND ▪ MARCH 31, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
2,140,360	TIAA-CREF Bond Fund		$20,996,933	5.86%
8,672,723	TIAA-CREF Enhanced International Equity Index Fund		39,374,163	11.00
9,999,792	TIAA-CREF Enhanced Large-Cap Growth Index Fund		59,098,769	16.50
9,935,032	TIAA-CREF Enhanced Large-Cap Value Index Fund		51,264,764	14.32
5,242,102	TIAA-CREF Growth & Income Fund		31,190,508	8.71
172,479	TIAA-CREF Growth Equity Fund		855,498	0.24
1,935,225	TIAA-CREF High-Yield Fund		14,069,084	3.93
7,325,985	TIAA-CREF International Equity Fund		39,633,578	11.07
5,975,314	TIAA-CREF Large-Cap Growth Fund		39,257,814	10.96
4,514,957	TIAA-CREF Large-Cap Value Fund		34,133,075	9.53
298,838	TIAA-CREF Mid-Cap Growth Fund		2,949,532	0.82
267,344	TIAA-CREF Mid-Cap Value Fund		2,561,157	0.72
2,315,370	TIAA-CREF Small-Cap Equity Fund		17,805,196	4.97

	TOTAL TIAA-CREF FUNDS	(Cost $478,462,986)	353,190,071	98.63

	TOTAL PORTFOLIO	(Cost $478,462,986)	353,190,071	98.63
	OTHER ASSETS & LIABILITIES, NET		4,905,968	1.37

	NET ASSETS		$358,096,039	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

40	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2045 FUND ▪ MARCH 31, 2009

Shares	Company		Value	% of net assets

TIAA-CREF FUNDS (a)
65,073	TIAA-CREF Bond Fund		$638,369	5.91%
259,216	TIAA-CREF Enhanced International Equity Index Fund		1,176,842	10.90
294,839	TIAA-CREF Enhanced Large-Cap Growth Index Fund		1,742,499	16.14
294,643	TIAA-CREF Enhanced Large-Cap Value Index Fund		1,520,357	14.08
155,444	TIAA-CREF Growth & Income Fund		924,890	8.56
58,576	TIAA-CREF High-Yield Fund		425,845	3.94
219,520	TIAA-CREF International Equity Fund		1,187,606	11.00
176,989	TIAA-CREF Large-Cap Growth Fund		1,162,817	10.77
134,154	TIAA-CREF Large-Cap Value Fund		1,014,204	9.39
8,818	TIAA-CREF Mid-Cap Growth Fund		87,032	0.81
7,919	TIAA-CREF Mid-Cap Value Fund		75,860	0.70
68,690	TIAA-CREF Small-Cap Equity Fund		528,224	4.89

	TOTAL TIAA-CREF FUNDS	(Cost $12,241,492)	10,484,545	97.09

	TOTAL PORTFOLIO	(Cost $12,241,492)	10,484,545	97.09
	OTHER ASSETS & LIABILITIES, NET		314,269	2.91

	NET ASSETS		$10,798,814	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	41

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE 2050 FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
32,055	TIAA-CREF Bond Fund	$314,464	5.98%
127,994	TIAA-CREF Enhanced International Equity Index Fund	581,092	11.06
145,857	TIAA-CREF Enhanced Large-Cap Growth Index Fund	862,013	16.41
145,615	TIAA-CREF Enhanced Large-Cap Value Index Fund	751,375	14.30
76,728	TIAA-CREF Growth & Income Fund	456,530	8.69
28,862	TIAA-CREF High-Yield Fund	209,827	3.99
108,337	TIAA-CREF International Equity Fund	586,103	11.15
87,541	TIAA-CREF Large-Cap Growth Fund	575,143	10.94
66,310	TIAA-CREF Large-Cap Value Fund	501,301	9.54
4,363	TIAA-CREF Mid-Cap Growth Fund	43,061	0.82
3,916	TIAA-CREF Mid-Cap Value Fund	37,511	0.71
33,944	TIAA-CREF Small-Cap Equity Fund	261,029	4.97

	TOTAL TIAA-CREF FUNDS (Cost $6,230,098)	5,179,449	98.56

	TOTAL PORTFOLIO (Cost $6,230,098)	5,179,449	98.56
	OTHER ASSETS & LIABILITIES, NET	75,786	1.44

	NET ASSETS	$5,255,235	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

42	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

PORTFOLIO OF INVESTMENTS (UNAUDITED)

LIFECYCLE RETIREMENT INCOME FUND ▪ MARCH 31, 2009

Shares	Company	Value	% of net assets

TIAA-CREF FUNDS (a)
764,749	TIAA-CREF Bond Fund	$7,502,184	42.20%
198,190	TIAA-CREF Enhanced International Equity Index Fund	899,783	5.06
226,844	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,340,649	7.54
226,218	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,167,287	6.57
119,225	TIAA-CREF Growth & Income Fund	709,391	3.99
30,986	TIAA-CREF High-Yield Fund	225,266	1.27
103,614	TIAA-CREF Inflation-Linked Bond Fund	1,055,824	5.94
167,542	TIAA-CREF International Equity Fund	906,400	5.10
137,829	TIAA-CREF Large-Cap Growth Fund	905,534	5.09
102,954	TIAA-CREF Large-Cap Value Fund	778,329	4.38
6,785	TIAA-CREF Mid-Cap Growth Fund	66,968	0.38
6,085	TIAA-CREF Mid-Cap Value Fund	58,291	0.33
345,979	TIAA-CREF Money Market Fund	345,979	1.95
141,172	TIAA-CREF Short-Term Bond Fund	1,386,307	7.80
52,726	TIAA-CREF Small-Cap Equity Fund	405,465	2.28

	TOTAL TIAA-CREF FUNDS (Cost $19,323,258)	17,753,657	99.88

	TOTAL PORTFOLIO (Cost $19,323,258)	17,753,657	99.88
	OTHER ASSETS & LIABILITIES, NET	21,348	0.12

	NET ASSETS	$17,775,005	100.00%

(a)	The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	43

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ MARCH 31, 2009

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

ASSETS
Investment in affiliated investment companies, at cost	$340,789,723	$381,023,829	$385,303,566	$359,195,802	$340,944,922	$320,050,172
Net unrealized appreciation of portfolio investments	(57,548,416)	(77,301,063)	(87,643,013)	(90,403,647)	(91,880,807)	(85,667,903)

Total investment in affiliated investment companies, at value	283,241,307	303,722,766	297,660,553	268,792,155	249,064,115	234,382,269

Cash	—	—	—	—	122	—
Receivable for investments sold	2,373,941	1,910,526	1,027,674	1,267,000	319,000	—
Shares of beneficial interest sold	2,104,370	2,806,468	3,400,943	3,873,428	4,000,500	4,430,939
Dividends and investment receivable	478,606	443,804	371,047	274,544	186,981	128,995
Due from investment advisor	491,414	427,140	389,495	339,632	311,203	272,233

Total assets	288,689,638	309,310,704	302,849,712	274,546,759	253,881,921	239,214,436

LIABILITIES
Due to bank	83	967	572	439	—	9
Service agreement fees payable	55,656	59,336	57,943	51,831	47,914	44,850
Due to affiliates	495,130	433,486	390,813	339,496	315,033	281,663
Investment securities purchased	3,373,574	2,908,354	2,100,741	2,621,559	1,324,989	1,254,999
Payable for Fund shares redeemed	30,358	—	—	30,347	—	—

Total liabilities	3,954,801	3,402,143	2,550,069	3,043,672	1,687,936	1,581,521

NET ASSETS	$284,734,837	$305,908,561	$300,299,643	$271,503,087	$252,193,985	$237,632,915

NET ASSETS CONSIST OF:
Paid-in-capital	$396,447,660	$415,042,132	$415,318,652	$385,714,346	$367,000,000	$344,947,771
Undistributed net investment income	4,350,648	2,651,493	2,738,619	2,243,496	1,305,420	569,462
Undistributed (accumulated) net realized loss on total investments	(58,515,055)	(34,484,001)	(30,114,615)	(26,051,108)	(24,230,628)	(22,216,415)
Accumulated net unrealized appreciation (depreciation) on total investments	(57,548,416)	(77,301,063)	(87,643,013)	(90,403,647)	(91,880,807)	(85,667,903)

NET ASSETS	$284,734,837	$305,908,561	$300,299,643	$271,503,087	$252,193,985	$237,632,915

RETIREMENT CLASS:
Net assets	$274,776,025	$296,506,436	$292,139,483	$263,579,412	$244,958,580	$231,340,122
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	33,559,669	37,474,323	38,530,100	36,382,770	35,378,574	34,123,928
Net asset value per share	$8.19	$7.91	$7.58	$7.24	$6.92	$6.78

INSTITUTIONAL CLASS:
Net assets	$9,958,812	$9,402,125	$8,160,160	$7,923,675	$7,235,405	$6,292,793
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,364,761	1,351,151	1,245,122	1,275,330	1,233,351	1,107,775
Net asset value per share	$7.30	$6.96	$6.55	$6.21	$5.87	$5.68

44	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	45

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ MARCH 31, 2009

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

ASSETS
Investment in affiliated investment companies, at cost	$478,462,986	$12,241,492	$6,230,098	$19,323,258
Net unrealized appreciation of portfolio investments	(125,272,915)	(1,756,947)	(1,050,649)	(1,569,601)

Total investment in affiliated investment companies, at value	353,190,071	10,484,545	5,179,449	17,753,657

Cash	—	2,195	11,540	1,064
Receivable for investments sold	—	—	—	141,148
Shares of beneficial interest sold	5,564,119	424,705	149,600	46,662
Dividends and investment receivable	194,517	5,462	2,771	33,072
Due from investment advisor	389,365	22,108	20,524	33,506

Total assets	359,338,072	10,939,015	5,363,884	18,009,109

LIABILITIES
Due to bank	2,262	—	—	—
Service agreement fees payable	67,767	1,825	862	1,804
Due to affiliates	403,481	47,914	47,016	38,449
Investment securities purchased	768,523	90,462	60,771	193,222
Payable for Fund shares redeemed	—	—	—	629

Total liabilities	1,242,033	140,201	108,649	234,104

NET ASSETS	$358,096,039	$10,798,814	$5,255,235	$17,775,005

NET ASSETS CONSIST OF:
Paid-in-capital	$514,993,054	$13,074,112	$6,856,932	$21,408,369
Undistributed net investment income	962,155	17,688	8,536	6,479
Undistributed (accumulated) net realized loss on total investments	(32,586,255)	(536,039)	(559,584)	(2,070,242)
Accumulated net unrealized appreciation (depreciation) on total investments	(125,272,915)	(1,756,947)	(1,050,649)	(1,569,601)

NET ASSETS	$358,096,039	$10,798,814	$5,255,235	$17,775,005

RETAIL CLASS:
Net assets	$—	$—	$—	$6,182,441
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	—	819,494
Net asset value per share	—	—	—	$7.54

RETIREMENT CLASS:
Net assets	$348,846,103	$10,024,259	$4,523,035	$9,009,130
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	50,537,686	1,908,907	860,576	1,195,042
Net asset value per share	$6.90	$5.25	$5.26	$7.54

INSTITUTIONAL CLASS:
Net assets	$9,249,936	$774,555	$732,200	$2,583,434
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,615,434	147,217	138,988	342,391
Net asset value per share	$5.73	$5.26	$5.27	$7.55

46	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	47

STATEMENTS OF OPERATIONS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2009

	Lifecycle 2010 Fund	Lifecycle 2015 Fund	Lifecycle 2020 Fund	Lifecycle 2025 Fund	Lifecycle 2030 Fund	Lifecycle 2035 Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$6,278,356	$5,989,280	$5,812,580	$5,198,112	$4,748,868	$4,320,763
Interest	7	10	18	13	21	26

Total income	6,278,363	5,989,290	5,812,598	5,198,125	4,748,889	4,320,789

EXPENSES
Investment management fees	148,424	138,909	131,909	116,728	106,570	96,831
Service agreement fees - Retirement Class	359,374	338,073	321,935	284,726	259,872	236,523
Distribution fees - Retirement Class	71,875	67,614	64,387	56,945	51,974	47,305
Custody fees	8,234	7,559	7,192	7,604	7,189	7,166
Interest expense	2,434	1,504	1,580	1,481	952	689
Audit fees	3,084	3,083	3,083	3,083	3,082	3,084
Legal fees	6,447	5,481	5,459	4,459	3,457	3,460
Compliance fees	520	520	520	520	520	520
Registration fees	7,968	11,432	10,517	8,900	7,423	6,561
Trustee fees and expenses	296	295	296	296	296	296
Fund administration expenses	6,212	6,212	6,212	6,212	6,212	6,212
Transfer agency fees and expenses - Retirement Class	138	120	118	119	119	119
Transfer agency fees and expenses - Institutional Class	171	132	151	204	144	174
Report printing and mailing expenses	517	441	39	302	815	269
Other expenses	515	515	515	515	515	515

Total expenses before expense reimbursement and fees waived	616,209	581,890	553,913	492,094	449,140	409,724
Less: Expenses reimbursed by the investment advisor	(36,536)	(37,293)	(35,682)	(33,695)	(30,723)	(29,065)
Fee waiver by investment advisor and TPIS	(220,299)	(206,524)	(196,295)	(173,673)	(158,545)	(144,136)

Net expenses	359,374	338,073	321,936	284,726	259,872	236,523

Net investment income	5,918,989	5,651,217	5,490,662	4,913,399	4,489,017	4,084,266

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized loss from sale of investment in affiliated companies	(56,776,884)	(33,153,478)	(29,162,783)	(25,552,734)	(23,896,818)	(21,931,287)
Realized gain distributions from investment in affiliated investment companies	3,269	3,464	3,675	3,601	3,591	3,247

Net realized gain (loss) from investment in affiliated investment companies	(56,773,615)	(33,150,014)	(29,159,108)	(25,549,133)	(23,893,227)	(21,928,040)

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	(5,857,146)	(29,822,118)	(38,218,133)	(41,440,294)	(44,003,674)	(42,301,344)

Net realized and unrealized gain (loss) from investment in affiliated investment companies	(62,630,761)	(62,972,132)	(67,377,241)	(66,989,427)	(67,896,901)	(64,229,384)

Net decrease in net assets resulting from operations	$(56,711,772)	$(57,320,915)	$(61,886,579)	$(62,076,028)	$(63,407,884)	$(60,145,118)

48	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	49

STATEMENTS OF OPERATIONS (UNAUDITED)	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD ENDED MARCH 31, 2009

	Lifecycle 2040 Fund	Lifecycle 2045 Fund	Lifecycle 2050 Fund	Lifecycle Retirement Income Fund

INVESTMENT INCOME
Dividends from affiliated investment companies	$6,457,174	$123,307	$75,163	$316,652
Interest	62	6	3	17

Total income	6,457,236	123,313	75,166	316,669

EXPENSES
Investment management fees	145,018	3,015	1,728	7,897
Service agreement fees - Retirement Class	354,302	6,751	3,556	9,161
Distribution fees - Retirement Class	70,860	1,350	711	1,832
Distribution fees - Retail Class	—	—	—	4,507
Custody fees	7,197	6,480	6,480	6,563
Interest expense	857	200	251	220
Audit fees	2,084	2,170	2,170	2,170
Legal fees	6,460	6,740	6,768	7,933
Compliance fees	520	1,366	1,366	1,366
Registration fees	12,898	5,712	5,629	12,102
Trustee fees and expenses	296	254	254	255
Fund administration expenses	6,212	6,212	6,212	6,212
Transfer agency fees and expenses - Retail Class	—	—	—	1,145
Transfer agency fees and expenses - Retirement Class	120	128	148	156
Transfer agency fees and expenses - Institutional Class	132	167	164	133
Report printing and mailing expenses	75	731	692	3,385
Other expenses	515	515	515	767

Total expenses before expense reimbursement and fees waived	607,546	41,791	36,644	65,804
Less: Expenses reimbursed by the investment advisor	(37,365)	(30,675)	(30,649)	(42,406)
Fee waiver by investment advisor and TPIS	(215,879)	(4,365)	(2,439)	(14,237)

Net expenses	354,302	6,751	3,556	9,161

Net investment income	6,102,934	116,562	71,610	307,508

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT IN AFFILIATED INVESTMENT COMPANIES:
Realized loss from sale of investment in affiliated companies	(32,191,550)	(476,436)	(405,944)	(1,889,713)
Realized gain distributions from investment in affiliated investment companies	4,857	132	57	132

Net realized gain (loss) from investment in affiliated investment companies	(32,186,693)	(476,304)	(405,887)	(1,889,581)

Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies	(62,227,951)	(999,081)	(590,348)	18,975

Net realized and unrealized gain (loss) from investment in affiliated investment companies	(94,414,644)	(1,475,385)	(996,235)	(1,870,606)

Net decrease in net assets resulting from operations	$(88,311,710)	$(1,358,823)	$(924,625)	$(1,563,098)

50	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	51

STATEMENTS OF CHANGES IN NET ASSETS

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2010 Fund		Lifecycle 2015 Fund		Lifecycle 2020 Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income		$5,918,989	$10,717,273	$5,651,217	$8,393,948	$5,490,662	$6,896,571
Net realized gain (loss) from investment in affiliated investment companies		(56,773,615)	1,404,256	(33,150,014)	161,841	(29,159,108)	848,520
Net change in unrealized depreciation from investment in affiliated investment companies		(5,857,146)	(63,988,835)	(29,822,118)	(58,701,059)	(38,218,133)	(59,938,355)

Net decrease from operations		(56,711,772)	(51,867,306)	(57,320,915)	(50,145,270)	(61,886,579)	(52,193,264)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(282,473)	(196,975)	(210,178)	(163,795)	(157,348)	(86,252)
	Retirement Class	(6,989,847)	(8,032,431)	(6,671,276)	(6,369,101)	(5,330,710)	(5,514,392)
From realized gains:	Institutional Class	(102,521)	(33,550)	(38,890)	(34,325)	(43,684)	(21,800)
	Retirement Class	(2,832,270)	(1,449,640)	(1,362,021)	(1,413,144)	(1,652,681)	(1,480,716)

Total distributions		(10,207,111)	(9,712,596)	(8,282,365)	(7,980,365)	(7,184,423)	(7,103,160)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	4,073,995	10,090,666	5,128,582	5,671,066	4,180,880	5,633,838
	Retirement Class	51,288,422	184,813,179	66,987,252	156,337,631	81,248,813	160,560,336
Reinvestments of distributions:	Institutional Class	384,993	230,525	249,068	198,121	201,032	108,052
	Retirement Class	9,822,118	9,482,071	8,033,297	7,782,245	6,983,391	6,995,108
Exchanges among the funds, net:	Retirement Class	—	—	—	—	—	24,323
Redemptions:	Institutional Class	(2,216,391)	(2,852,437)	(1,246,242)	(1,242,781)	(334,307)	(603,087)
	Retirement Class	(73,255,437)	(38,238,631)	(10,532,110)	(12,499,979)	(6,227,385)	(12,727,690)

Net increase (decrease) from shareholder transactions		(9,902,300)	163,525,373	68,619,847	156,246,303	86,052,424	159,990,880

Net increase (decrease) in net assets		(76,821,183)	101,945,471	3,016,567	98,120,668	16,981,422	100,694,456

NET ASSETS
Beginning of period		361,556,020	259,610,549	302,891,994	204,771,326	283,318,221	182,623,765

End of period		$284,734,837	$361,556,020	$305,908,561	$302,891,994	$300,299,643	$283,318,221
Undistributed net investment income included in net assets		$4,350,648	$5,703,979	$2,651,493	$3,881,730	$2,738,619	$2,736,015

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	537,184	985,010	705,684	562,672	609,454	569,959
	Retirement Class	6,100,311	16,286,634	8,180,082	13,663,681	10,321,843	14,116,380
Shares reinvested:	Institutional Class	50,524	22,102	34,026	18,923	28,925	10,370
	Retirement Class	1,148,786	813,214	964,381	656,176	868,582	582,440
Shares exchange among funds, net:	Retirement Class	—	—	—	—	—	1,999
Shares redeemed:	Institutional Class	(292,652)	(282,465)	(168,763)	(125,504)	(47,736)	(60,970)
	Retirement Class	(8,661,144)	(3,388,692)	(1,289,445)	(1,120,080)	(784,147)	(1,096,508)

Net increase (decrease) from shareholder transactions		(1,116,991)	14,435,803	8,425,965	13,655,868	10,996,921	14,123,670

52	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	53

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2025 Fund		Lifecycle 2030 Fund		Lifecycle 2035 Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income		$4,913,399	$5,453,926	$4,489,017	$4,581,989	$4,084,266	$3,531,178
Net realized gain (loss) from investment in affiliated investment companies		(25,549,133)	1,209,101	(23,893,227)	842,349	(21,928,040)	838,046
Net change in unrealized depreciation from investment in affiliated investment companies		(41,440,294)	(57,860,124)	(44,003,674)	(56,558,458)	(42,301,344)	(50,292,239)

Net decrease from operations		(62,076,028)	(51,197,097)	(63,407,884)	(51,134,120)	(60,145,118)	(45,923,015)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(127,020)	(97,450)	(132,429)	(75,060)	(119,558)	(54,075)
	Retirement Class	(4,252,049)	(4,504,579)	(4,058,668)	(4,073,787)	(4,001,511)	(3,195,000)
From realized gains:	Institutional Class	(42,650)	(22,546)	(32,539)	(19,103)	(29,222)	(12,449)
	Retirement Class	(1,609,064)	(1,104,626)	(1,118,238)	(1,099,276)	(1,082,351)	(778,269)

Total distributions		(6,030,783)	(5,729,201)	(5,341,874)	(5,267,226)	(5,232,642)	(4,039,793)

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	4,358,925	4,672,144	4,618,895	3,916,591	3,986,216	3,825,734
	Retirement Class	83,348,075	159,269,684	88,065,467	148,821,242	93,837,272	143,467,463
Reinvestments of distributions:	Institutional Class	169,670	119,996	164,968	94,163	148,780	66,524
	Retirement Class	5,861,113	5,609,205	5,176,906	5,173,063	5,083,862	3,973,269
Redemptions:	Institutional Class	(180,242)	(823,339)	(111,178)	(862,952)	(65,290)	(1,036,972)
	Retirement Class	(5,086,596)	(6,546,179)	(3,362,044)	(4,852,977)	(805,363)	(2,953,573)

Net increase from shareholder transactions		88,470,945	162,301,511	94,553,014	152,289,130	102,185,477	147,342,445

Net increase in net assets		20,364,134	105,375,213	25,803,256	95,887,784	36,807,717	97,379,637

NET ASSETS
Beginning of period		251,138,953	145,763,740	226,390,729	130,502,945	200,825,198	103,445,561

End of period		$271,503,087	$251,138,953	$252,193,985	$226,390,729	$237,632,915	$200,825,198

Undistributed net investment income included in net assets		$2,243,496	$1,709,166	$1,305,420	$1,007,499	$569,462	$606,265

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	670,293	478,077	739,646	408,350	656,817	404,472
	Retirement Class	11,039,297	13,986,309	12,108,200	13,015,585	13,154,388	12,465,871
Shares reinvested:	Institutional Class	25,553	11,494	26,061	9,019	24,153	6,348
	Retirement Class	756,273	462,424	693,027	421,259	690,742	319,138
Shares redeemed:	Institutional Class	(26,526)	(85,262)	(19,252)	(88,733)	(10,590)	(103,565)
	Retirement Class	(651,470)	(587,438)	(476,777)	(437,916)	(106,685)	(256,926)

Net increase from shareholder transactions		11,813,420	14,265,604	13,070,905	13,327,564	14,408,825	12,835,338

54	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	55

STATEMENTS OF CHANGES IN NET ASSETS	continued

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle 2040 Fund		Lifecycle 2045 Fund		Lifecycle 2050 Fund

		March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008	March 31, 2009	September 30, 2008

		(unaudited)		(unaudited)		(unaudited)

OPERATIONS
Net investment income		$6,102,934	$5,031,717	$116,562	$55,071	$71,610	$53,473
Net realized gain (loss) from investment in affiliated investment companies		(32,186,693)	1,027,203	(476,304)	(20,252)	(405,887)	(153,204)
Net change in unrealized depreciation from investment in affiliated investment companies		(62,227,951)	(72,315,383)	(999,081)	(757,866)	(590,348)	(460,301)

Net decrease from operations		(88,311,710)	(66,256,463)	(1,358,823)	(723,047)	(924,625)	(560,032)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(173,950)	(91,324)	(13,214)	(22,229)	(14,022)	(22,229)
	Retirement Class	(5,855,815)	(4,419,177)	(96,502)	(22,000)	(58,296)	(22,000)
From realized gains:	Institutional Class	(36,640)	(19,169)	(4,536)	—	(91)	—
	Retirement Class	(1,363,529)	(978,841)	(34,947)	—	(402)	—

Total distributions		(7,429,934)	(5,508,511)	(149,199)	(44,229)	(72,811)	(44,229)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class	—	—	—	1,000,000	—	1,000,000
	Retirement Class	—	—	—	1,000,000	—	1,000,000
Subscriptions:	Institutional Class	5,403,364	5,524,298	217,430	6,097	180,522	1,880
	Retirement Class	150,468,793	213,293,883	8,063,748	3,959,591	3,972,221	2,471,685
Reinvestments of distributions:	Institutional Class	210,590	110,494	17,750	22,229	14,113	22,229
	Retirement Class	7,219,344	5,398,017	131,449	22,000	58,698	22,000
Exchanges among the funds, net:	Retirement Class	—	(24,323)	—	—	—	—
Redemptions:	Institutional Class	(59,084)	(1,122,556)	(1,446)	(99)	(1,598)	(99)
	Retirement Class	(290,903)	(4,939,024)	(189,421)	(1,175,216)	(727,004)	(1,157,715)

Net increase from shareholder transactions		162,952,104	218,240,789	8,239,510	4,834,602	3,496,952	3,359,980

Net increase in net assets		67,210,460	146,475,815	6,731,488	4,067,326	2,499,516	2,755,719

NET ASSETS
Beginning of period		209,885,579	144,409,764	4,067,326	—	2,755,719	—

End of period		$277,096,039	$209,885,579	$10,798,814	$4,067,326	$5,255,235	$2,755,719
Undistributed net investment income included in net assets		$962,155	$888,986	$17,688	$10,842	$8,536	$9,244

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class	—	—	—	100,000	—	100,000
	Retirement Class	—	—	—	100,000	—	100,000
Shares sold:	Institutional Class	895,241	579,981	41,312	759	34,310	232
	Retirement Class	20,607,555	18,220,483	1,485,152	463,840	721,639	288,877
Shares reinvested:	Institutional Class	33,911	10,483	3,119	2,282	2,463	2,282
	Retirement Class	963,865	427,058	23,143	2,259	10,262	2,259
Shares exchange among funds, net:	Retirement Class	—	(1,917)	—	—	—	—
Shares redeemed:	Institutional Class	(9,951)	(112,855)	(245)	(11)	(288)	(11)
	Retirement Class	(42,809)	(425,563)	(34,325)	(131,162)	(130,164)	(132,297)

Net increase from shareholder transactions		22,447,812	18,697,670	1,518,156	537,967	638,222	361,342

56	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	57

STATEMENTS OF CHANGES IN NET ASSETS	concluded

TIAA-CREF LIFECYCLE FUNDS ▪ FOR THE PERIOD OR YEAR ENDED

		Lifecycle Retirement Income Fund

		March 31, 2009	September 30, 2008

		(unaudited)
OPERATIONS
Net investment income		$307,508	$399,970
Net realized loss from investment in affiliated investment companies		(1,889,581)	(180,661)
Net change in unrealized appreciation (depreciation) from investment in affiliated investment companies		18,975	(1,588,576)

Net decrease from operations		(1,563,098)	(1,369,267)

DISTRIBUTION TO SHAREHOLDERS
From net investment income:	Institutional Class	(44,789)	(101,235)
	Retirement Class	(146,364)	(120,413)
	Retail Class	(109,876)	(178,416)

Total distributions		(301,029)	(400,064)

SHAREHOLDER TRANSACTIONS
Seed money subscriptions:	Institutional Class	—	3,000,000
	Retirement Class	—	3,000,000
	Retail Class	—	4,000,000
Subscriptions:	Institutional Class	194,784	678
	Retirement Class	6,486,834	3,058,219
	Retail Class	1,371,313	3,350,270
Reinvestments of distributions:	Institutional Class	44,789	101,235
	Retirement Class	146,363	120,413
	Retail Class	104,724	176,634
Redemptions:	Institutional Class	(19)	(100)
	Retirement Class	(1,733,112)	(809,344)
	Retail Class	(638,620)	(566,598)

Net increase from shareholder transactions		5,977,056	15,431,407

Net increase in net assets		4,112,929	13,662,076
NET ASSETS
Beginning of period		13,662,076	—

End of period		$17,775,005	$13,662,076
Undistributed net investment income included in net assets		$6,479	$—

CHANGE IN FUND SHARES
Seed money shares sold:	Institutional Class	—	300,000
	Retirement Class	—	300,000
	Retail Class	—	400,000
Shares sold:	Institutional Class	25,700	75
	Retirement Class	846,191	330,616
	Retail Class	176,197	355,451
Shares reinvested:	Institutional Class	5,776	10,853
	Retirement Class	18,890	13,062
	Retail Class	13,501	19,138
Shares redeemed:	Institutional Class	(3)	(10)
	Retirement Class	(224,996)	(88,721)
	Retail Class	(83,349)	(61,444)

Net increase from shareholder transactions		777,907	1,579,020

58	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

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TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	59

FINANCIAL HIGHLIGHTS

LIFECYCLE 2010 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$10.06		$12.04	$10.99	$10.61	$9.92		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.17		0.37	0.34	0.36	0.26		0.26
Net realized and unrealized gain (loss) on total investments	(1.74)		(1.95)	0.98	0.29	0.70		0.62

Total gain (loss) from investment operations	(1.57)		(1.58)	1.32	0.65	0.96		0.88

Less distributions from:
Net investment income	(0.21)		(0.34)	(0.24)	(0.25)	(0.27)		(0.27)
Net realized gains	(0.09)		(0.06)	(0.03)	(0.02)	—	(d)	—	(d)

Total distributions	(0.30)		(0.40)	(0.27)	(0.27)	(0.27)		(0.27)

Net asset value, end of period	$8.19		$10.06	$12.04	$10.99	$10.61		$10.61

TOTAL RETURN	(15.77	)%(b)	(13.59)%	12.21%	6.32%	9.76	%(b)	8.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year
(in thousands)	$274,776		$351,907	$255,875	$59,699	$3,770		$3,770
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.42	%(c)	0.46%	0.48%	0.69%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	3.98	%(c)	3.27%	2.93%	3.32%	2.57	%(c)	2.53	%(c)
Portfolio turnover rate	53	%(b)	26%	12%	13%	11	%(b)	11	%(b)

See notes to financial highlights.

60	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2010 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.02		$10.83	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		0.32	0.22
Net realized and unrealized gain (loss) on total investments	(1.55)		(1.71)	0.61

Total gain (loss) from investment operations	(1.39)		(1.39)	0.83

Less distributions from:
Net investment income	(0.24)		(0.36)	—
Net realized gains	(0.09)		(0.06)	—

Total distributions	(0.33)		(0.42)	—

Net asset value, end of period	$7.30		$9.02	$10.83

TOTAL RETURN	(15.66	)%(b)	(13.37)%	8.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$9,959		$9,649	$3,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.13	%(c)	0.17%	0.31	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.25	%(c)	3.24%	3.04	%(c)
Portfolio turnover rate	53	%(b)	26%	12	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	61

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.99		$12.26	$11.06	$10.66	$9.90		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.17		0.35	0.32	0.31	0.26		0.26
Net realized and unrealized gain (loss) on total investments	(2.00)		(2.23)	1.16	0.40	0.79		0.69

Total gain (loss) from investment operations	(1.83)		(1.88)	1.48	0.71	1.05		0.95

Less distributions from:
Net investment income	(0.21)		(0.32)	(0.26)	(0.26)	(0.29)		(0.29)
Net realized gains	(0.04)		(0.07)	(0.02)	(0.05)	—	(d)	—	(d)

Total distributions	(0.25)		(0.39)	(0.28)	(0.31)	(0.29)		(0.29)

Net asset value, end of period	$7.91		$9.99	$12.26	$11.06	$10.66		$10.66

TOTAL RETURN	(18.44	)%(b)	(15.83)%	13.60%	6.80%	10.64	%(b)	9.54	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$296,506		$295,996	$201,246	$53,660	$5,628		$5,628
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.43	%(c)	0.47%	0.49%	0.61%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	4.07	%(c)	3.08%	2.74%	2.91%	2.57	%(c)	2.54	%(c)
Portfolio turnover rate	36	%(b)	22%	15%	6%	3	%(b)	3	%(b)

See notes to financial highlights.

62	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2015 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.84		$10.88	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.33	0.18
Net realized and unrealized gain (loss) on total investments	(1.76)		(1.96)	0.70

Total gain (loss) from investment operations	(1.61)		(1.63)	0.88

Less distributions from:
Net investment income	(0.23)		(0.34)	—
Net realized gains	(0.04)		(0.07)	—

Total distributions	(0.27)		(0.41)	—

Net asset value, end of period	$6.96		$8.84	$10.88

TOTAL RETURN	(18.34	)%(b)	(15.57)%	8.80	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$9,402		$6,896	$3,525
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.13	%(c)	0.17%	0.32	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.15	%(c)	3.36%	2.37	%(c)
Portfolio turnover rate	36	%(b)	22%	15	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	63

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.87		$12.48	$11.18	$10.71	$9.89		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		0.32	0.29	0.29	0.21		0.21
Net realized and unrealized gain (loss) on total investments	(2.23)		(2.52)	1.28	0.48	0.91		0.80

Total gain (loss) from investment operations	(2.07)		(2.20)	1.57	0.77	1.12		1.01

Less distributions from:
Net investment income	(0.17)		(0.32)	(0.26)	(0.27)	(0.30)		(0.30)
Net realized gains	(0.05)		(0.09)	(0.01)	(0.03)	—	(d)	—	(d)

Total distributions	(0.22)		(0.41)	(0.27)	(0.30)	(0.30)		(0.30)

Net asset value, end of period	$7.58		$9.87	$12.48	$11.18	$10.71		$10.71

TOTAL RETURN	(21.09	)%(b)	(18.21)%	14.23%	7.30%	11.46	%(b)	10.24	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$292,139		$277,700	$181,152	$45,193	$2,874		$2,874
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.43	%(c)	0.48%	0.50%	0.70%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25%	0.26%	0.32%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	4.16	%(c)	2.87%	2.42%	2.66%	2.11	%(c)	2.07	%(c)
Portfolio turnover rate	30	%(b)	20%	20%	1%	12	%(b)	12	%(b)

See notes to financial highlights.

64	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2020 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.58		$10.89	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.28	0.13
Net realized and unrealized gain (loss) on total investments	(1.93)		(2.16)	0.76

Total gain (loss) from investment operations	(1.79)		(1.88)	0.89

Less distributions from:
Net investment income	(0.19)		(0.34)	—
Net realized gains	(0.05)		(0.09)	—

Total distributions	(0.24)		(0.43)	—

Net asset value, end of period	$6.55		$8.58	$10.89

TOTAL RETURN	(21.01	)%(b)	(17.95)%	8.90	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$8,160		$5,618	$1,472
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.13	%(c)	0.19%	0.43	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.28	%(c)	2.91%	1.83	%(c)
Portfolio turnover rate	30	%(b)	20%	20	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	65

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.75		$12.62	$11.24	$10.75	$9.87		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.16		0.30	0.26	0.25	0.19		0.19
Net realized and unrealized gain (loss) on total investments	(2.46)		(2.78)	1.42	0.55	1.01		0.88

Total gain (loss) from investment operations	(2.30)		(2.48)	1.68	0.80	1.20		1.07

Less distributions from:
Net investment income	(0.15)		(0.31)	(0.28)	(0.28)	(0.32)		(0.32)
Net realized gains	(0.06)		(0.08)	(0.02)	(0.03)	—	(d)	—	(d)

Total distributions	(0.21)		(0.39)	(0.30)	(0.31)	(0.32)		(0.32)

Net asset value, end of period	$7.24		$9.75	$12.62	$11.24	$10.75		$10.75

TOTAL RETURN	(23.81	)%(b)	(20.25)%	15.18%	7.59%	12.24	%(b)	10.78	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$263,579		$246,043	$143,559	$34,164	$4,095		$4,095
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.43	%(c)	0.49%	0.53%	0.73%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	4.21	%(c)	2.64%	2.12%	2.25%	1.86	%(c)	1.83	%(c)
Portfolio turnover rate	26	%(b)	17%	25%	3%	2	%(b)	2	%(b)

See notes to financial highlights.

66	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2025 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.41		$10.93	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.26	0.11
Net realized and unrealized gain (loss) on total investments	(2.11)		(2.37)	0.82

Total gain (loss) from investment operations	(1.97)		(2.11)	0.93

Less distributions from:
Net investment income	(0.17)		(0.33)	—
Net realized gains	(0.06)		(0.08)	—

Total distributions	(0.23)		(0.41)	—

Net asset value, end of period	$6.21		$8.41	$10.93

TOTAL RETURN	(23.71	)%(b)	(20.04)%	9.30	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$7,924		$5,096	$2,204
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.13	%(c)	0.19%	0.38	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.24	%(c)	2.63%	1.45	%(c)
Portfolio turnover rate	26	%(b)	17%	25	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	67

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006		For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.65		$12.81	$11.30	$10.74		$9.85		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.28	0.24	0.23		0.17		0.17
Net realized and unrealized gain (loss) on total investments	(2.69)		(3.03)	1.55	0.63		1.05		0.90

Total gain (loss) from investment operations	(2.54)		(2.75)	1.79	0.86		1.22		1.07

Less distributions from:
Net investment income	(0.15)		(0.32)	(0.26)	(0.27)		(0.33)		(0.33)
Net realized gains	(0.04)		(0.09)	(0.02)	(0.03)		—	(d)	—	(d)

Total distributions	(0.19)		(0.41)	(0.28)	(0.30)		(0.33)		(0.33)

Net asset value, end of period	$6.92		$9.65	$12.81	$11.30		$10.74		$10.74

TOTAL RETURN	(26.48	)%(b)	(22.21)%	16.07%	8.20%		12.55	%(b)	10.86	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$244,959		$222,388	$128,768	$29,807		$3,017		$3,017
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.43	%(c)	0.50%	0.55%	0.85%		0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25%	0.26%	0.33%		0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	4.20	%(c)	2.43%	1.94%	2.06%		1.72	%(c)	1.68	%(c)
Portfolio turnover rate	21	%(b)	17%	29%	0	%(f)	5	%(b)	5	%(b)

See notes to financial highlights.

68	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2030 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.22		$10.96	10..00

Gain (loss) from investment operations:
Net investment income (a)	0.14		0.26	0.02
Net realized and unrealized gain (loss) on total investments	(2.28)		(2.58)	0.94

Total gain (loss) from investment operations	(2.14)		(2.32)	0.96

Less distributions from:
Net investment income	(0.17)		(0.33)	—
Net realized gains	(0.04)		(0.09)	—

Total distributions	(0.21)		(0.42)	—

Net asset value, end of period	$5.87		$8.22	$10.96

TOTAL RETURN	(26.26	)%(b)	(21.99)%	9.60	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$7,235		$4,003	$1,735
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.13	%(c)	0.19%	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.44	%(c)	2.68%	0.33	%(c)
Portfolio turnover rate	21	%(b)	17%	29	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	69

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.68		$12.98	$11.38	$10.78	$9.83		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.25	0.21	0.19	0.16		0.16
Net realized and unrealized gain (loss) on total investments	(2.85)		(3.16)	1.68	0.73	1.14		0.97

Total gain (loss) from investment operations	(2.70)		(2.91)	1.89	0.92	1.30		1.13

Less distributions from:
Net investment income	(0.16)		(0.31)	(0.27)	(0.28)	(0.35)		(0.35)
Net realized gains	(0.04)		(0.08)	(0.02)	(0.04)	—	(d)	—	(d)

Total distributions	(0.20)		(0.39)	(0.29)	(0.32)	(0.35)		(0.35)

Net asset value, end of period	$6.78		$9.68	$12.98	$11.38	$10.78		$10.78

TOTAL RETURN	(28.05	)%(b)	(23.10)%	16.91%	8.62%	13.36	%(b)	11.43	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$231,340		$197,256	$102,014	$19,426	$2,713		$2,713
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.43	%(c)	0.51%	0.60%	1.03%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	4.21	%(c)	2.22%	1.72%	1.76%	1.57	%(c)	1.53	%(c)
Portfolio turnover rate	19	%(b)	17%	24%	1%	5	%(b)	5	%(b)

See notes to financial highlights.

70	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2035 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.16		$11.00	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.23	0.07
Net realized and unrealized gain (loss) on total investments	(2.39)		(2.66)	0.93

Total gain (loss) from investment operations	(2.26)		(2.43)	1.00

Less distributions from:
Net investment income	(0.18)		(0.33)	—
Net realized gains	(0.04)		(0.08)	—

Total distributions	(0.22)		(0.41)	—

Net asset value, end of period	$5.68		$8.16	$11.00

TOTAL RETURN	(27.93	)%(b)	(22.94)%	10.00	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$6,293		$3,569	$1,432
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.13	%(c)	0.21%	0.55	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.38	%(c)	2.35%	0.90	%(c)
Portfolio turnover rate	19	%(b)	17%	24	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	71

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND

	Retirement Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Year Ended September 30, 2007	For the Year Ended September 30, 2006	For the Period October 15, 2004* to September 30, 2005		For the Period October 4, 2004† to September 30, 2005

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$9.83		$13.16	$11.45	$10.81	$9.82		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.26	0.20	0.17	0.15		0.15
Net realized and unrealized gain (loss) on total investments	(2.88)		(3.21)	1.82	0.79	1.21		1.03

Total gain (loss) from investment operations	(2.73)		(2.95)	2.02	0.96	1.36		1.18

Less distributions from:
Net investment income	(0.16)		(0.31)	(0.28)	(0.27)	(0.37)		(0.37)
Net realized gains	(0.04)		(0.07)	(0.03)	(0.05)	—	(d)	—	(d)

Total distributions	(0.20)		(0.38)	(0.31)	(0.32)	(0.37)		(0.37)

Net asset value, end of period	$6.90		$9.83	$13.16	$11.45	$10.81		$10.81

TOTAL RETURN	(28.00	)%(b)	(23.09)%	17.93%	9.04%	13.93	%(b)	11.88	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$348,846		$285,171	$141,996	$21,093	$2,066		$2,066
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.43	%(c)	0.48%	0.57%	1.19%	0.46	%(c)	0.46	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25%	0.26%	0.33%	0.46	%(c)	0.46	%(c)
Ratio of net investment income to average net assets	4.20	%(c)	2.21%	1.59%	1.50%	1.45	%(c)	1.41	%(c)
Portfolio turnover rate	18	%(b)	16%	18%	17%	10	%(b)	10	%(b)

See notes to financial highlights.

72	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2040 FUND

	Institutional Class

	For the Six-Months Ended March 31, 2009		For the Year Ended September 30, 2008	For the Period January 17, 2007‡ to September 30, 2007

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.21		$11.04	$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.13		0.23	0.06
Net realized and unrealized gain (loss) on total investments	(2.40)		(2.67)	0.98

Total gain (loss) from investment operations	(2.27)		(2.44)	1.04

Less distributions from:
Net investment income	(0.17)		(0.32)	—
Net realized gains	(0.04)		(0.07)	—

Total distributions	(0.21)		(0.39)	—

Net asset value, end of period	$5.73		$8.21	$11.04

TOTAL RETURN	(27.85	)%(b)	(22.87)%	10.40	%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$9,250		$5,714	$2,414
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.13	%(c)	0.18%	0.44	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00%	0.00	%(c)
Ratio of net investment income to average net assets	4.34	%(c)	2.39%	0.78	%(c)
Portfolio turnover rate	18	%(b)	16%	18	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	73

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2045 FUND

	Retirement Class				Institutional Class

	For the Six-Months Ended March 31, 2009		For the Period November 30, 2007** to September 30, 2008		For the Six-Months Ended March 31, 2009		For the Period November 30, 2007** to September 30, 2008

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.56		$10.00		$7.57		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.10		0.16		0.12		0.26
Net realized and unrealized loss on total investments	(2.25)		(2.38)		(2.27)		(2.47)

Total loss from investment operations	(2.15)		(2.22)		(2.15)		(2.21)

Less distributions from:
Net investment income	(0.12)		(0.22)		(0.12)		(0.22)
Net realized gains	(0.04)		—		(0.04)		—

Total distributions	(0.16)		(0.22)		(0.16)		(0.22)

Net asset value, end of period	$5.25		$7.56		$5.26		$7.57

TOTAL RETURN	(28.62	)%(b)	(22.69	)%(b)	(28.51	)%(b)	(22.57	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$10,024		$3,287		$775		$780
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	1.41	%(c)	6.60	%(c)	1.16	%(c)	6.40	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25	%(c)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	3.80	%(c)	2.23	%(c)	4.41	%(c)	3.55	%(c)
Portfolio turnover rate	13	%(b)	27	%(b)	13	%(b)	27	%(b)

See notes to financial highlights.

74	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE 2050 FUND

	Retirement Class				Institutional Class

	For the Six-Months Ended March 31, 2009		For the Period November 30, 2007** to September 30, 2008		For the Six-Months Ended March 31, 2009		For the Period November 30, 2007** to September 30, 2008

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$7.62		$10.00		$7.64		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.11		0.20		0.13		0.27
Net realized and unrealized loss on total investments	(2.34)		(2.36)		(2.37)		(2.41)

Total loss from investment operations	(2.23)		(2.16)		(2.24)		(2.14)

Less distributions from:
Net investment income	(0.13)		(0.22)		(0.13)		(0.22)
Net realized gains	—		—		—		—

Total distributions	(0.13)		(0.22)		(0.13)		(0.22)

Net asset value, end of period	$5.26		$7.62		$5.27		$7.64

TOTAL RETURN	(29.44	)%(b)	(22.08	)%(b)	(29.40	)%(b)	(21.86	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$4,523		$1,973		$732		$783
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	2.17	%(c)	7.70	%(c)	1.91	%(c)	7.48	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.25	%(c)	0.25	%(c)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	4.06	%(c)	2.75	%(c)	4.53	%(c)	3.55	%(c)
Portfolio turnover rate	22	%(b)	73	%(b)	22	%(b)	73	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	75

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND

	Retail Class				Retirement Class

	For the Six-Months Ended March 31, 2009		For the Period November 30, 2007** to September 30, 2008		For the Six-Months Ended March 31, 2009		For the Period November 30, 2007** to September 30, 2008

	(unaudited)				(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.65		$10.00		$8.65		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.32		0.14		0.31
Net realized and unrealized loss on total investments	(1.12)		(1.34)		(1.12)		(1.34)

Total loss from investment operations	(0.97)		(1.02)		(0.98)		(1.03)

Less distributions from:
Net investment income	(0.14)		(0.33)		(0.13)		(0.32)
Net realized gains	—		—		—		—

Total distributions	(0.14)		(0.33)		(0.13)		(0.32)

Net asset value, end of period	$7.54		$8.65		$7.54		$8.65

TOTAL RETURN	(11.26	)%(b)	(10.37	)%(b)	(11.34	)%(b)	(10.49	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$6,182		$6,171		$9,009		$4,800
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.81	%(c)	1.72	%(c)	0.92	%(c)	1.79	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00	%(c)	0.25	%(c)	0.25	%(c)
Ratio of net investment income to average net assets	3.98	%(c)	4.09	%(c)	3.80	%(c)	4.00	%(c)
Portfolio turnover rate	37	%(b)	26	%(b)	37	%(b)	26	%(b)

See notes to financial highlights.

76	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

FINANCIAL HIGHLIGHTS	continued

LIFECYCLE RETIREMENT INCOME FUND

	Institutional Class

	For the Six-Months Ended March 31, 2009		For the Period November 30, 2007** to September 30, 2008

	(unaudited)
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
Net asset value, beginning of period	$8.65		$10.00

Gain (loss) from investment operations:
Net investment income (a)	0.15		0.34
Net realized and unrealized loss on total investments	(1.11)		(1.36)

Total loss from investment operations	(0.96)		(1.02)

Less distributions from:
Net investment income	(0.14)		(0.33)
Net realized gains	—		—

Total distributions	(0.14)		(0.33)

Net asset value, end of period	$7.55		$8.65

TOTAL RETURN	(11.26	)%(b)	(10.37	)%(b)

RATIOS AND SUPPLEMENTAL DATA
Net assets at end of year (in thousands)	$2,583		$2,691
Ratio of expenses to average net assets before expense waiver and reimbursement (e)(g)	0.62	%(c)	1.49	%(c)
Ratio of expenses to average net assets after expense waiver and reimbursement (e)(h)	0.00	%(c)	0.00	%(c)
Ratio of net investment income to average net assets	3.96	%(c)	4.30	%(c)
Portfolio turnover rate	37	%(b)	26	%(b)

See notes to financial highlights.

See notes to financial statements	TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	77

FINANCIAL HIGHLIGHTS (NOTES)	concluded

TIAA-CREF LIFECYCLE FUNDS

*	The Retirement Class effective date of SEC registration was October 15, 2004.

**	Fund commenced operations on November 30, 2007.

†	The Retirement Class commenced operations on October 4, 2004.

‡	The Institutional Class commenced operations on January 17, 2007.

(a)	Per share information is calculated based on average number of shares outstanding.

(b)	The percentages shown for this period are not annualized.

(c)	The percentages shown for this period are annualized.

(d)	Amount represents less than $0.01 per share.

(e)	The Fund’s expenses do not include the expenses of the Underlying Funds.

(f)	Percentage is less than 1%.

(g)	Ratio of Total Expenses to Average Net Assets includes all expenses before fee waivers and/or reimbursements by the investment adviser and the distributor.

(h)	Ratio of Net Expenses to Average Net Assets is net of fee waivers and/or reimbursements by the investment adviser and the distributor, if any.

78	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds	See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

TIAA-CREF LIFECYCLE FUNDS

Note 1—significant accounting policies

The Lifecycle Funds (the “Funds,” each individually referred to as a “Fund”), comprise ten of the forty-two funds offered by the TIAA-CREF Funds, a Delaware statutory trust, that was organized on April 15, 1999 and is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940 as an open-end management investment company. The ten Lifecycle Funds are 2010, 2015, 2020, 2025, 2030, 2035, 2040, 2045, 2050 and Retirement Income. For the period ended March 31, 2009, Teachers Insurance and Annuity Association of America (“TIAA”) had investments in the Retail, Retirement and Institutional share classes of the Funds as follows:

	Retail Class		Retirement Class

Fund	TIAA Investments	Percentage of Net Assets	TIAA Investments	Percentage of Net Assets

Lifecycle 2045	$—	—%	$551,801	5.50%
Lifecycle 2050	—	—	549,841	12.16
Lifecycle Retirement Income	3,164,063	51.18	2,368,868	26.29

	Institutional Class

Fund	TIAA Investments	Percentage of Net Assets

Lifecycle 2045	$553,555	71.47%
Lifecycle 2050	551,715	75.35
Lifecycle Retirement Income	2,386,224	92.37

Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of certain other series of TIAA-CREF Funds (the “Underlying Funds”). The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly-owned indirect subsidiary of TIAA. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds.

Valuation of investments: The market value of the Underlying Funds is based on their net asset values as of the close of the New York Stock Exchange on the valuation date.

Accounting for investments: Securities transactions are accounted for as of trade date. Interest income is recorded as earned. Dividends and distributions from the affiliated investment companies are recorded on the ex-dividend date. Dividends from the affiliated investment companies are recorded as dividend income, while capital gain distributions are recorded as gain distributions from investments in affiliated investment companies on the Statements of Operations. Realized gains and losses on sales from investments in affiliated investment companies are based upon the specific identification method.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	79

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Income and expenses of the Funds are allocated on a pro rata basis to each class of shares, except for Service Agreement Fees, Distribution Fees, and Transfer Agency Fees and Expenses, which are unique to each class of shares.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute substantially all taxable income each year and comply with various other Code requirements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital account for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Fair value measurement: In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Account Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value under “GAAP” and expands disclosure about fair value measurements. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. Application of SFAS 157 is effective for the Funds. Various inputs are used in determining the value of a Fund’s investments. These inputs are summarized in the three broad levels below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Lifecycle Funds’ net assets as of March 31, 2009:

80	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Fund	Level 1	Level 2	Level 3	Total

Lifecycle 2010	$283,241,307	—	—	$283,241,307
Lifecycle 2015	303,722,766	—	—	303,722,766
Lifecycle 2020	297,660,553	—	—	297,660,553
Lifecycle 2025	268,792,155	—	—	268,792,155
Lifecycle 2030	249,064,115	—	—	249,064,115
Lifecycle 2035	234,382,269	—	—	234,382,269
Lifecycle 2040	353,190,071	—	—	353,190,071
Lifecycle 2045	10,484,545	—	—	10,484,545
Lifecycle 2050	5,179,449	—	—	5,179,449
Lifecycle Retirement Income	17,753,657	—	—	17,753,657

Indemnification: In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the TIAA-CREF Funds are indemnified against certain liabilities that may arise out of their duties to the TIAA-CREF Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Note 2—management agreement

Under the terms of the Investment Management Agreement, each Fund pays Teachers Advisors Inc. (“Advisors”) a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. Advisors has contractually agreed to waive its 0.10% management fee on each Lifecycle Fund through at least January 31, 2010. Under the terms of the Funds’ Service Agreement, the Retirement Class of each Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the offering of Retirement Class shares on retirement plan or other platforms. Under the terms of the Distribution (12b-1) Plans, the Retirement Class of each Fund reimburses TPIS for amounts incurred up to 0.05% of average daily net assets to distribute the Retirement Class of each Fund and 0.25% of average daily net assets to distribute the Retail Class of the Retirement Income Fund. TPIS has agreed not to seek any reimbursements under the Distribution Plans through January 31, 2010. However, this agreement may be terminated before this date with the approval of the Board of Trustees. TPIS will begin collecting reimbursements under the plan for the Retail Class of the Retirement Income Fund in the 3rd quarter of 2009.

For the Retirement Class, Advisors is voluntarily reimbursing each Lifecycle Fund for all expenses exceeding the 0.25% Service Agreement fee through January 31, 2010.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	81

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

For the Institutional Class and Retail Class, Advisors is voluntarily reimbursing each Lifecycle Fund for all expenses through January 31, 2010. The Institutional Class and Retail Class do not have a Service Agreement for which it is charged a fee.

Each Fund is still responsible for its proportionate amount of the Underlying Funds’ fees and expenses.

Total investment management fees, service agreement fees, distribution plan expenses and other expenses incurred for the Funds for the period ended March 31, 2009 are reflected in the Statements of Operations

Note 3—investments

At March 31, 2009, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)

Lifecycle 2010	$373,806,823	$531,667	$(91,097,183)	$(90,565,516)
Lifecycle 2015	396,475,480	412,047	(93,164,761)	(92,752,714)
Lifecycle 2020	396,604,515	227,102	(99,171,064)	(98,943,962)
Lifecycle 2025	366,307,569	82,831	(97,598,245)	(97,515,414)
Lifecycle 2030	345,312,642	—	(96,248,527)	(96,248,527)
Lifecycle 2035	323,349,374	—	(88,967,105)	(88,967,105)
Lifecycle 2040	482,616,141	—	(129,426,070)	(129,426,070)
Lifecycle 2045	12,518,835	1,207	(2,035,497)	(2,034,290)
Lifecycle 2050	6,577,318	4,001	(1,401,870)	(1,397,869)
Lifecycle Retirement Income	20,901,718	20,280	(3,168,341)	(3,148,061)

82	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

The following is information about the holdings of the TIAA-CREF Lifecycle Funds in the TIAA-CREF Funds—Institutional Class as of March 31, 2009:

Fund	Bond Fund	Enhanced International Equity Index Fund	Enhanced Large-Cap Growth Index Fund	Enhanced Large-Cap Value Index Fund	Growth Equity Fund	Growth & Income Fund	High- Yield Fund	Inflation- Linked Bond Fund

Number of shares in Affiliated Investment Companies:
Lifecycle 2010	10,194,856	4,097,956	4,694,589	4,676,677	198,906	2,466,172	1,223,093	977,917
Lifecycle 2015	9,272,029	5,052,908	5,795,384	5,771,195	586,185	3,042,774	1,445,285	766,188
Lifecycle 2020	7,604,481	5,591,257	6,447,191	6,408,574	589,963	3,381,950	1,521,332	344,652
Lifecycle 2025	5,436,601	5,612,489	6,505,147	6,445,745	549,757	3,407,859	1,474,268	—
Lifecycle 2030	3,010,642	5,713,165	6,620,974	6,569,051	504,517	3,470,802	1,363,054	—
Lifecycle 2035	1,426,449	5,779,980	6,615,200	6,591,654	320,809	3,473,716	1,291,320	—
Lifecycle 2040	2,140,360	8,672,723	9,999,792	9,935,032	172,479	5,242,102	1,935,225	—
Lifecycle 2045	65,073	259,216	294,839	294,643	—	155,444	58,576	—
Lifecycle 2050	32,055	127,994	145,857	145,615	—	76,728	28,862	—
Lifecycle Retirement Income	764,749	198,190	226,844	226,218	—	119,225	30,986	103,614
% of total shares outstanding in Affiliated Investment Companies:
Lifecycle 2010	5.61%	8.60%	8.56%	8.58%	6.77%	6.03%	4.81%	2.15%
Lifecycle 2015	5.10	10.60	10.57	10.58	19.95	7.45	5.68	1.69
Lifecycle 2020	4.18	11.73	11.75	11.75	20.08	8.28	5.98	0.76
Lifecycle 2025	2.99	11.78	11.86	11.82	18.71	8.34	5.80	—
Lifecycle 2030	1.66	11.99	12.07	12.05	17.17	8.49	5.36	—
Lifecycle 2035	0.78	12.13	12.06	12.09	10.92	8.50	5.08	—
Lifecycle 2040	1.18	18.20	18.23	18.22	5.87	12.83	7.61	—
Lifecycle 2045	0.04	0.54	0.54	0.54	—	0.38	0.23	—
Lifecycle 2050	0.02	0.27	0.27	0.27	—	0.19	0.11	—
Lifecycle Retirement Income	0.42	0.42	0.41	0.41	—	0.29	0.12	0.23

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	83

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Fund	International Equity Fund	Large-Cap Growth Fund	Large-Cap Value Fund	Mid-Cap Growth Fund	Mid-Cap Value Fund	Money Market Fund	Short-Term Bond Fund	Small-Cap Equity Fund

Number of shares in Affiliated Investment Companies:
Lifecycle 2010	3,469,744	2,656,818	2,130,167	140,314	126,041	552,058	1,463,545	1,090,262
Lifecycle 2015	4,269,301	3,040,579	2,632,782	173,204	155,292	—	1,013,007	1,345,242
Lifecycle 2020	4,721,842	3,389,939	2,918,730	192,615	172,742	—	403,391	1,493,406
Lifecycle 2025	4,750,126	3,286,518	2,926,003	194,163	174,171	—	—	1,502,644
Lifecycle 2030	4,827,601	3,561,136	2,985,118	197,758	177,043	—	—	1,530,975
Lifecycle 2035	4,888,556	3,773,604	3,000,976	197,670	177,283	—	—	1,536,384
Lifecycle 2040	7,325,985	5,975,314	4,514,957	298,838	267,344	—	—	2,315,370
Lifecycle 2045	219,520	176,989	134,154	8,818	7,919	—	—	68,690
Lifecycle 2050	108,337	87,541	66,310	4,363	3,916	—	—	33,944
Lifecycle Retirement Income	167,542	137,829	102,954	6,785	6,085	345,979	141,172	52,726
% of total shares outstanding in Affiliated Investment Companies:
Lifecycle 2010	4.15%	8.62%	7.69%	2.75%	1.08%	0.18%	13.63%	5.42%
Lifecycle 2015	5.10	9.86	9.51	3.39	1.33	—	9.44	6.68
Lifecycle 2020	5.64	11.00	10.54	3.77	1.47	—	3.76	7.42
Lifecycle 2025	5.68	10.66	10.57	3.8	1.49	—	—	7.47
Lifecycle 2030	5.77	11.55	10.78	3.87	1.51	—	—	7.61
Lifecycle 2035	5.84	12.24	10.84	3.87	1.51	—	—	7.63
Lifecycle 2040	8.75	19.38	16.3	5.85	2.28	—	—	11.51
Lifecycle 2045	0.26	0.57	0.48	0.17	0.07	—	—	0.34
Lifecycle 2050	0.13	0.28	0.24	0.09	0.03	—	—	0.17
Lifecycle Retirement Income	0.20	0.45	0.37	0.13	0.05	0.11	1.32	0.26

Purchases and sales of securities, excluding short-term instruments, for the Funds, for the period ended March 31, 2009, were as follows:

Fund	Purchases	Sales

Lifecycle 2010	$161,268,986	$177,111,930
Lifecycle 2015	166,896,794	101,693,850
Lifecycle 2020	165,603,242	81,905,024
Lifecycle 2025	149,205,582	62,072,969
Lifecycle 2030	139,444,978	46,591,863
Lifecycle 2035	138,415,049	37,533,977
Lifecycle 2040	215,685,525	54,075,906
Lifecycle 2045	8,645,222	781,558
Lifecycle 2050	4,230,588	795,503
Lifecycle Retirement Income	11,682,333	5,892,425

84	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

continued

Note 4—trustee fees

Each Fund pays the trustees, all of whom are independent, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees also participate in a long-term compensation plan. Trustees’ fees incurred for the period ended March 31, 2009 are reflected in the Statements of Operations.

Note 5—distributions to shareholders

The tax character of distributions paid to shareholders during the year ended September 30, 2008 were as follows:

	2008

Fund	Ordinary income	Long-term capital gains	Total

Lifecycle 2010	$8,399,608	$1,312,988	$9,712,596
Lifecycle 2015	6,716,378	1,263,987	7,980,365
Lifecycle 2020	5,828,509	1,274,651	7,103,160
Lifecycle 2025	4,733,776	995,425	5,729,201
Lifecycle 2030	4,240,949	1,026,277	5,267,226
Lifecycle 2035	3,311,500	728,293	4,039,793
Lifecycle 2040	4,627,914	880,597	5,508,511
Lifecycle 2045	44,229	—	44,229
Lifecycle 2050	44,229	—	44,229
Lifecycle Retirement Income	400,064	—	400,064

The tax character of the fiscal year 2009 distributions will be determined at the end of the fiscal year.

Note 6—line of credit

Each of the Funds participates in a 365-day $1.25 billion unsecured revolving credit facility dated July 1, 2008 that can be used for temporary purposes, including, without limitation of, the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. Interest associated with any borrowing under the facility is charged to the Funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. The Funds are not liable for borrowings under the Facility by affiliated accounts or mutual funds. For the period ended March 31, 2009 there were no borrowings under this credit facility by the Funds.

TIAA-CREF Lifecycle Funds ▪ 2009 Semiannual Report	85

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)	concluded

Note 7—subsequent events

On November 18, 2008, the Board of Trustees of the TIAA-CREF Funds voted to terminate the Growth Equity Fund. The Growth Equity Fund was liquidated on April 17, 2009. As a shareholder, the Funds received their proportionate share of the Growth Equity Fund’s net assets that were distributed.

86	2009 Semiannual Report ▪ TIAA-CREF Lifecycle Funds

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Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Growth Equity Fund

TIAA-CREF FUNDS
GROWTH EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.33%

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.74%
657	*	Autozone, Inc	$106,841
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	106,841

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.76%
13,991		Lowe's Cos, Inc	255,336
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	255,336

BUSINESS SERVICES - 19.42%
4,222	*	Activision Blizzard, Inc	44,162
11,460	*	Adobe Systems, Inc	245,129
2,973	*	Akamai Technologies, Inc	57,676
1,486	*	Amdocs Ltd	27,521
19,335	*	eBay, Inc	242,848
1,196	*	Google, Inc (Class A)	416,279
10,546	*	Intuit, Inc	284,742
20,681		Microsoft Corp	379,910
4,020		Moody's Corp	92,138
15,532		Omnicom Group, Inc	363,449
12,265	*	Oracle Corp	221,629
5,539		Visa, Inc (Class A)	307,968
10,747	*	Yahoo!, Inc	137,669
		TOTAL BUSINESS SERVICES	2,821,120

CHEMICALS AND ALLIED PRODUCTS - 17.60%
6,743		Abbott Laboratories	321,641
1,883		Air Products & Chemicals, Inc	105,919
9,101		Avon Products, Inc	175,012
2,770	*	Celgene Corp	122,988
9,890	*	Gilead Sciences, Inc	458,105
1,775	*	Invitrogen Corp	57,652
5,819		Monsanto Co	483,559
1,548		Praxair, Inc	104,165
9,168		Schering-Plough Corp	215,906
10,325		Teva Pharmaceutical Industries Ltd (ADR)	465,141
1,117		Wyeth	48,076
		TOTAL CHEMICALS AND ALLIED PRODUCTS	2,558,164

COMMUNICATIONS - 4.65%
4,702	*	American Tower Corp (Class A)	143,082
8,532		AT&T, Inc	215,006
13,960	*	DIRECTV Group, Inc	318,149
		TOTAL COMMUNICATIONS	676,237

TIAA-CREF FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
DEPOSITORY INSTITUTIONS - 2.19%
2,454		Hudson City Bancorp, Inc	$28,687
23,078		Western Union Co	290,091
		TOTAL DEPOSITORY INSTITUTIONS	318,778

EATING AND DRINKING PLACES - 1.54%
4,094		McDonald's Corp	223,410
		TOTAL EATING AND DRINKING PLACES	223,410

EDUCATIONAL SERVICES - 3.32%
5,887	*	Apollo Group, Inc (Class A)	461,129
179	*	ITT Educational Services, Inc	21,734
		TOTAL EDUCATIONAL SERVICES	482,863

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.07%
2,842	*	Apple Computer, Inc	298,751
858	*	Broadcom Corp (Class A)	17,143
25,879	*	Cisco Systems, Inc	433,991
1,890	*	First Solar, Inc	250,803
24,130		Intel Corp	363,157
5,249	*	Marvell Technology Group Ltd	48,081
11,892		Qualcomm, Inc	462,717
2,831		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	25,337
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	1,899,980

ENGINEERING AND MANAGEMENT SERVICES - 1.41%
231	*	Baidu, Inc (ADR)	40,795
4,263	*	Jacobs Engineering Group, Inc	164,807
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	205,602

FOOD AND KINDRED PRODUCTS - 4.78%
5,726		Coca-Cola Co	251,658
8,869		General Mills, Inc	442,385
		TOTAL FOOD AND KINDRED PRODUCTS	694,043

FURNITURE AND HOME FURNISHINGS STORES - 2.86%
9,225	*	Bed Bath & Beyond, Inc	228,318
4,937		Best Buy Co, Inc	187,409
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	415,727

GENERAL BUILDING CONTRACTORS - 0.61%
206	*	NVR, Inc	88,117
		TOTAL GENERAL BUILDING CONTRACTORS	88,117

GENERAL MERCHANDISE STORES - 1.47%
4,624		Costco Wholesale Corp	214,184
		TOTAL GENERAL MERCHANDISE STORES	214,184

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.92%
13,241		Hewlett-Packard Co	424,506
2,400	*,m	Seagate Technology	0

TIAA-CREF FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	$424,506

INSTRUMENTS AND RELATED PRODUCTS - 5.17%
1,605		Alcon, Inc	145,911
852		Allergan, Inc	40,692
3,653		Baxter International, Inc	187,106
7,146	*	Flir Systems, Inc	146,350
3,172	*	Hologic, Inc	41,521
1,320		Rockwell Collins, Inc	43,085
3,471		Roper Industries, Inc	147,344
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	752,009

INSURANCE CARRIERS - 1.23%
2,598		Aflac, Inc	50,297
6,752		Prudential Financial, Inc	128,423
		TOTAL INSURANCE CARRIERS	178,720

LEATHER AND LEATHER PRODUCTS - 1.05%
9,160	*	Coach, Inc	152,972
		TOTAL LEATHER AND LEATHER PRODUCTS	152,972

METAL MINING - 0.20%
876		Barrick Gold Corp	28,400
		TOTAL METAL MINING	28,400

MISCELLANEOUS RETAIL - 3.08%
1,679	*	Amazon.com, Inc	123,306
11,775		CVS Corp	323,695
		TOTAL MISCELLANEOUS RETAIL	447,001

OIL AND GAS EXTRACTION - 4.80%
3,222		Occidental Petroleum Corp	179,304
9,530		Schlumberger Ltd	387,109
4,290		XTO Energy, Inc	131,360
		TOTAL OIL AND GAS EXTRACTION	697,773

PETROLEUM AND COAL PRODUCTS - 0.18%
1,184		Suncor Energy, Inc	26,297
		TOTAL PETROLEUM AND COAL PRODUCTS	26,297

PRINTING AND PUBLISHING - 1.06%
1,995		Dun & Bradstreet Corp	153,615
		TOTAL PRINTING AND PUBLISHING	153,615

SECURITY AND COMMODITY BROKERS - 3.10%
5,211		Ameriprise Financial, Inc	106,773
239		CME Group, Inc	58,887
2,684		Goldman Sachs Group, Inc	284,558
		TOTAL SECURITY AND COMMODITY BROKERS	450,218

TIAA-CREF FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE
TOBACCO PRODUCTS - 0.28%
662		Lorillard, Inc	$40,872
		TOTAL TOBACCO PRODUCTS	40,872

TRANSPORTATION EQUIPMENT - 0.84%
1,773		Lockheed Martin Corp	122,390
		TOTAL TRANSPORTATION EQUIPMENT	122,390

		TOTAL COMMON STOCKS	14,435,175
		(Cost $19,831,125)

		TOTAL INVESTMENTS - 99.33%	14,435,175
		(Cost $19,831,125)

		OTHER ASSETS AND LIABILITIES, NET - 0.67%	96,711
		NET ASSETS - 100.00%	$14,531,886

		The following abbreviations are used in portfolio description:
		ADR - American Depositary Receipt

	*	Non-income producing
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS
GROWTH & INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.60%

AMUSEMENT AND RECREATION SERVICES - 0.68%
10,689		Nintendo Co Ltd	$3,072,203
408,771	*	Pinnacle Entertainment, Inc	2,877,748
		TOTAL AMUSEMENT AND RECREATION SERVICES	5,949,951

APPAREL AND ACCESSORY STORES - 0.38%
89,914	*	Children's Place Retail Stores, Inc	1,968,218
82,331	*	Urban Outfitters, Inc	1,347,758
		TOTAL APPAREL AND ACCESSORY STORES	3,315,976

APPAREL AND OTHER TEXTILE PRODUCTS - 1.05%
152,530		Guess ?, Inc	3,215,332
774,319	*	Quiksilver, Inc	991,128
87,210		VF Corp	4,980,564
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	9,187,024

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.70%
259,306		Home Depot, Inc	6,109,249
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,109,249

BUSINESS SERVICES - 7.69%
159,422	*	Akamai Technologies, Inc	3,092,787
113,499	*	Autonomy Corp plc	2,125,245
153,261	*	Electronic Arts, Inc	2,787,818
18,670	*	Google, Inc (Class A)	6,498,280
133,460	*	Informatica Corp	1,769,680
697,829	*	Interpublic Group of Cos, Inc	2,875,055
767,964		Microsoft Corp	14,107,498
132,518		Moody's Corp	3,037,313
30,332	*	NetFlix, Inc	1,301,849
522,495	*	Oracle Corp	9,441,485
207,271	*	Sun Microsystems, Inc	1,517,224
371,207	*	Symantec Corp	5,545,833
598,104	*	THQ, Inc	1,818,236
89,344		Visa, Inc (Class A)	4,967,526
504,643	*	Yahoo!, Inc	6,464,477
		TOTAL BUSINESS SERVICES	67,350,306

CHEMICALS AND ALLIED PRODUCTS - 18.18%
329,343		Abbott Laboratories	15,709,661
110,566	*	Amgen, Inc	5,475,228
109,964		Bristol-Myers Squibb Co	2,410,411
74,428	*	Celgene Corp	3,304,603
93,554	*	Chattem, Inc	5,243,702

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
128,193		Clorox Co	$6,599,376
119,731		Colgate-Palmolive Co	7,061,734
149,138		Du Pont (E.I.) de Nemours & Co	3,330,252
231,528	*	Elan Corp plc (ADR)	1,537,346
89,996	*	Genzyme Corp	5,344,862
269,899	*	Gilead Sciences, Inc	12,501,722
296,017		Johnson & Johnson	15,570,494
132,722		Monsanto Co	11,029,198
69,856		Mosaic Co	2,932,555
503,098	*	Mylan Laboratories, Inc	6,746,544
57,530	*	OSI Pharmaceuticals, Inc	2,201,098
761,438		Pfizer, Inc	10,370,786
38,262		Praxair, Inc	2,574,650
308,932		Procter & Gamble Co	14,547,608
493,051		Schering-Plough Corp	11,611,351
200		Sherwin-Williams Co	10,394
303,821		Wyeth	13,076,456
		TOTAL CHEMICALS AND ALLIED PRODUCTS	159,190,031

COMMUNICATIONS - 5.55%
744,317		AT&T, Inc	18,756,788
339,062		Comcast Corp (Class A)	4,624,806
335,456	*	DIRECTV Group, Inc	7,645,042
57,859	*	Leap Wireless International, Inc	2,017,543
148,345		Scripps Networks Interactive (Class A)	3,339,246
557,538	*	Sprint Nextel Corp	1,990,411
337,720		Verizon Communications, Inc	10,199,144
		TOTAL COMMUNICATIONS	48,572,980

DEPOSITORY INSTITUTIONS - 5.20%
424,717		Bank of America Corp	2,896,570
318,081		First Horizon National Corp	3,416,185
267,730		Hudson City Bancorp, Inc	3,129,764
566,425		JPMorgan Chase & Co	15,055,577
137,371		Northern Trust Corp	8,217,533
224,304		People's United Financial, Inc	4,030,743
289,795		TCF Financial Corp	3,407,989
374,991		Wells Fargo & Co	5,339,872
		TOTAL DEPOSITORY INSTITUTIONS	45,494,233

EATING AND DRINKING PLACES - 2.15%
177,425	*	Cheesecake Factory	2,031,516
212,223		Darden Restaurants, Inc	7,270,760
61,518	*	Jack in the Box, Inc	1,432,754
147,582		McDonald's Corp	8,053,550
		TOTAL EATING AND DRINKING PLACES	18,788,580

EDUCATIONAL SERVICES - 0.48%
53,535	*	Apollo Group, Inc (Class A)	4,193,397
		TOTAL EDUCATIONAL SERVICES	4,193,397

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 3.68%
126,980		Allegheny Energy, Inc	$2,942,127
58,617		Entergy Corp	3,991,232
83,280		Exelon Corp	3,780,079
151,815		PG&E Corp	5,802,369
132,059		Questar Corp	3,886,496
262,351		Republic Services, Inc	4,499,320
391,556		Xcel Energy, Inc	7,294,688
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	32,196,311

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.92%
115,638		Altera Corp	2,029,447
91,094	*	Apple Computer, Inc	9,575,801
864,454	*	Cisco Systems, Inc	14,496,893
556,875	*	Fairchild Semiconductor International, Inc	2,077,144
1,172,978		General Electric Co	11,858,808
730,593		Intel Corp	10,995,425
1,477	*	Nortel Networks Corp	332
319,477		Qualcomm, Inc	12,430,850
278,183		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	2,489,738
175,673		Xilinx, Inc	3,365,895
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	69,320,333

ENGINEERING AND MANAGEMENT SERVICES - 0.72%
186,214		KBR, Inc	2,571,615
137,420	*	Shaw Group, Inc	3,766,683
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,338,298

FABRICATED METAL PRODUCTS - 0.23%
94,381		Pentair, Inc	2,045,236
		TOTAL FABRICATED METAL PRODUCTS	2,045,236

FOOD AND KINDRED PRODUCTS - 3.91%
251,706		Coca-Cola Co	11,062,479
234,653	*	Constellation Brands, Inc (Class A)	2,792,371
131,481		General Mills, Inc	6,558,272
66,915	*	Hansen Natural Corp	2,408,940
136,255		PepsiCo, Inc	7,014,407
136,166	*	Smithfield Foods, Inc	1,288,130
166,210		Unilever plc	3,143,251
		TOTAL FOOD AND KINDRED PRODUCTS	34,267,850

FOOD STORES - 0.34%
205,431		Supervalu, Inc	2,933,555
		TOTAL FOOD STORES	2,933,555

FURNITURE AND HOME FURNISHINGS STORES - 0.26%
59,963		Best Buy Co, Inc	2,276,195
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,276,195

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.61%
12,383	*	NVR, Inc	$5,296,828
		TOTAL GENERAL BUILDING CONTRACTORS	5,296,828

GENERAL MERCHANDISE STORES - 3.20%
235,244		JC Penney Co, Inc	4,721,347
141,882		Macy's, Inc	1,262,750
98,854		Target Corp	3,399,589
357,824		Wal-Mart Stores, Inc	18,642,630
		TOTAL GENERAL MERCHANDISE STORES	28,026,316

HEALTH SERVICES - 1.96%
48,665	*	Crucell NV	969,521
29,025	*	Edwards Lifesciences Corp	1,759,786
131,979		McKesson Corp	4,624,544
236,473	*	Medco Health Solutions, Inc	9,775,794
		TOTAL HEALTH SERVICES	17,129,645

HOLDING AND OTHER INVESTMENT OFFICES - 0.08%
64,926		SL Green Realty Corp	701,201
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	701,201

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.22%
67,876		Alstom RGPT	3,515,669
554,255	*	Brocade Communications Systems, Inc	1,912,180
496,278	*	EMC Corp	5,657,569
462,978		Hewlett-Packard Co	14,843,074
152,529		International Business Machines Corp	14,778,535
241,018	*	SanDisk Corp	3,048,878
7,400	*,m	Seagate Technology	0
330,344		Textron, Inc	1,896,175
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	45,652,080

INSTRUMENTS AND RELATED PRODUCTS - 2.54%
72,961		Baxter International, Inc	3,737,062
66,610		Beckman Coulter, Inc	3,397,776
493,195	*	Boston Scientific Corp	3,920,900
170,050		Emerson Electric Co	4,860,029
140,374		Raytheon Co	5,466,164
192,692	*	Teradyne, Inc	843,991
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	22,225,922

INSURANCE AGENTS, BROKERS AND SERVICE - 0.30%
65,205		AON Corp	2,661,668
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,661,668

INSURANCE CARRIERS - 2.35%
169,613		ACE Ltd	6,852,366
226,227		Aetna, Inc	5,504,103
100	*	Greenlight Capital Re Ltd (Class A)	1,597
175,856		Metlife, Inc	4,004,241
68,506		PartnerRe Ltd	4,252,167

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
		TOTAL INSURANCE CARRIERS	$20,614,474

LEGAL SERVICES - 0.75%
132,649	*	FTI Consulting, Inc	6,563,473
		TOTAL LEGAL SERVICES	6,563,473

METAL MINING - 1.44%
53,161		Anglo American plc	904,658
111,088		Barrick Gold Corp	3,601,473
106,627		Freeport-McMoRan Copper & Gold, Inc (Class B)	4,063,554
29,879		Rio Tinto plc (ADR)	4,005,579
		TOTAL METAL MINING	12,575,264

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.54%
239,915		Tyco International Ltd	4,692,737
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	4,692,737

MISCELLANEOUS RETAIL - 0.95%
302,484		CVS Corp	8,315,285
		TOTAL MISCELLANEOUS RETAIL	8,315,285

MOTION PICTURES - 0.69%
288,280	*	Discovery Communications, Inc (Class A)	4,618,246
107,242		Regal Entertainment Group (Class A)	1,438,115
		TOTAL MOTION PICTURES	6,056,361

NONDEPOSITORY INSTITUTIONS - 0.15%
388,776		Chimera Investment Corp	1,306,287
		TOTAL NONDEPOSITORY INSTITUTIONS	1,306,287

OIL AND GAS EXTRACTION - 4.60%
206,217		Anadarko Petroleum Corp	8,019,780
166,202		Cabot Oil & Gas Corp	3,917,381
564,518		Halliburton Co	8,733,094
173,422		Linn Energy LLC	2,583,988
69,728		Occidental Petroleum Corp	3,880,363
132,122		Petroleo Brasileiro S.A. (ADR)	4,025,757
120,845		Range Resources Corp	4,973,980
373,449	*	Weatherford International Ltd	4,134,080
		TOTAL OIL AND GAS EXTRACTION	40,268,423

PETROLEUM AND COAL PRODUCTS - 7.22%
257,788		Chevron Corp	17,333,665
606,389		Exxon Mobil Corp	41,295,091
83,899		Hess Corp	4,547,326
		TOTAL PETROLEUM AND COAL PRODUCTS	63,176,082

RAILROAD TRANSPORTATION - 0.46%
98,843		Union Pacific Corp	4,063,436
		TOTAL RAILROAD TRANSPORTATION	4,063,436

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 2.70%
135,326		Ameriprise Financial, Inc	$2,772,830
70,821		Goldman Sachs Group, Inc	7,508,442
108,725		Lazard Ltd (Class A)	3,196,515
319,140		Legg Mason, Inc	5,074,326
223,832		Morgan Stanley	5,096,655
		TOTAL SECURITY AND COMMODITY BROKERS	23,648,768

TOBACCO PRODUCTS - 1.36%
98,425		Lorillard, Inc	6,076,759
164,593		Philip Morris International, Inc	5,856,219
		TOTAL TOBACCO PRODUCTS	11,932,978

TRANSPORTATION BY AIR - 0.17%
260,486	*	Delta Air Lines, Inc	1,466,536
		TOTAL TRANSPORTATION BY AIR	1,466,536

TRANSPORTATION EQUIPMENT - 2.19%
157,036		Goodrich Corp	5,950,094
256,601		Honeywell International, Inc	7,148,904
139,398		Northrop Grumman Corp	6,083,329
		TOTAL TRANSPORTATION EQUIPMENT	19,182,327

		TOTAL COMMON STOCKS	863,085,596
		(Cost $1,010,472,332)

		TOTAL INVESTMENTS - 98.60%	863,085,596
		(Cost $1,010,472,332)

		OTHER ASSETS AND LIABILITIES, NET - 1.40%	12,268,456
		NET ASSETS - 100.00%	$875,354,052

		The following abbreviations are used in portfolio descriptions:
		ADR - American Depositary Receipt
		LLC - Limited Liability Corporation
		plc - Public Limited Company

	*	Non-income producing
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 96.66%

AMUSEMENT AND RECREATION SERVICES - 0.46%
21,400		Nintendo Co Ltd	$6,150,730
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,150,730

AUTO REPAIR, SERVICES AND PARKING - 0.80%
863,400		Standard Chartered plc	10,734,630
		TOTAL AUTO REPAIR, SERVICES AND PARKING	10,734,630

BUSINESS SERVICES - 7.46%
1,372,668		Adecco S.A.	42,905,673
1,695,393	*	Autonomy Corp plc	31,745,880
117		NTT Data Corp	315,830
20,000		Oracle Corp Japan	751,629
4,286,704		WPP plc	24,157,176
		TOTAL BUSINESS SERVICES	99,876,188

CHEMICALS AND ALLIED PRODUCTS - 7.05%
37,000		Astellas Pharma, Inc	1,128,858
100,000		Eisai Co Ltd	2,909,532
44,000		Hisamitsu Pharmaceutical Co, Inc	1,351,316
226,000		Kao Corp	4,381,411
70,000		Kissei Pharmaceutical Co Ltd	1,359,903
150,000		Kyowa Hakko Kogyo Co Ltd	1,253,220
1,795,024		Lanxess AG.	30,597,867
1,178,232		Reckitt Benckiser Group plc	44,276,450
140,000		Takeda Pharmaceutical Co Ltd	4,808,809
40,000		Tanabe Seiyaku Co Ltd	392,383
63,000		Tsumura & Co	1,622,973
161,000		UBE Industries Ltd	289,519
		TOTAL CHEMICALS AND ALLIED PRODUCTS	94,372,241

COMMUNICATIONS - 2.37%
14,838,587		BT Group plc	16,649,676
810		KDDI Corp	3,780,573
250,000		Nippon Telegraph & Telephone Corp	9,420,619
339		NTT DoCoMo, Inc	457,891
95,000		Singapore Telecommunications Ltd	158,026
737,070		Vodafone Group plc	1,298,185
		TOTAL COMMUNICATIONS	31,764,970

DEPOSITORY INSTITUTIONS - 5.98%
1,350		Australia & New Zealand Banking Group Ltd	14,785
24,457		DBS Group Holdings Ltd	135,877
683,900		HDFC Bank Ltd	13,121,282

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE
1,815,345		HSBC Holdings plc	$10,288,753
216,678		Julius Baer Holding AG.	5,329,864
1,988,900		Mitsubishi UFJ Financial Group, Inc	9,564,241
170,000		Mitsui Trust Holdings, Inc	515,230
879,800		Mizuho Financial Group, Inc	1,670,984
23,326		National Australia Bank Ltd	326,017
36,000		Oversea-Chinese Banking Corp	114,560
21,252		Societe Generale	832,945
158,600		Sumitomo Mitsui Financial Group, Inc	5,463,717
65,000		Suruga Bank Ltd	531,899
3,405,233	*	UBS A.G.	32,009,129
16,000		United Overseas Bank Ltd	102,252
1,103		Westpac Banking Corp	14,641
		TOTAL DEPOSITORY INSTITUTIONS	80,036,176

EDUCATIONAL SERVICES - 0.28%
104,000		Benesse Corp	3,803,405
		TOTAL EDUCATIONAL SERVICES	3,803,405

ELECTRIC, GAS, AND SANITARY SERVICES - 2.13%
217,200		Chubu Electric Power Co, Inc	4,761,570
59,000		Chugoku Electric Power Co, Inc	1,275,547
45,000		Hokkaido Electric Power Co, Inc	900,136
40,000		Hokuriku Electric Power Co	957,721
133,900		Kansai Electric Power Co, Inc	2,894,843
127,000		Kyushu Electric Power Co, Inc	2,835,480
40,000		Shikoku Electric Power Co, Inc	1,064,808
127,000		Tohoku Electric Power Co, Inc	2,777,744
269,900		Tokyo Electric Power Co, Inc	6,707,623
1,260,000		Tokyo Gas Co Ltd	4,391,574
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	28,567,046

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.01%
17,777,950		Hon Hai Precision Industry Co, Ltd	40,209,033
678,000		Hosiden Corp	6,637,187
80		Hoya Corp	1,560
37,000		Matsushita Electric Industrial Co Ltd	399,586
2,300		Murata Manufacturing Co Ltd	87,831
60,000		Nitto Denko Corp	1,215,336
1,871,024		Nokia Oyj	22,074,281
49,591		Samsung Electronics Co Ltd	20,363,411
2,924,514		Smiths Group plc	28,072,837
151,700		Sony Corp	3,062,046
45,000		Sumco Corp	655,554
2,661,700		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	23,822,215
100,000		Taiyo Yuden Co Ltd	751,629
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	147,352,506

ENGINEERING AND MANAGEMENT SERVICES - 0.37%
184,641		Tecan Group AG.	4,947,334
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,947,334

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
FOOD AND KINDRED PRODUCTS - 2.93%
46,400	Asahi Breweries Ltd	$551,259
664,462	Groupe Danone	32,363,602
308,000	Toyo Suisan Kaisha Ltd	6,300,955
	TOTAL FOOD AND KINDRED PRODUCTS	39,215,816

FOOD STORES - 0.37%
228,000	Seven & I Holdings Co Ltd	4,975,299
	TOTAL FOOD STORES	4,975,299

GENERAL BUILDING CONTRACTORS - 0.76%
273,351	Vinci S.A.	10,152,533
	TOTAL GENERAL BUILDING CONTRACTORS	10,152,533

HOLDING AND OTHER INVESTMENT OFFICES - 4.19%
187,897	Bellevue Group AG.	6,041,491
470	DA Office Investment Corp	659,999
5,492,615	iShares MSCI Japan Index Fund	43,446,584
200	Japan Excellent, Inc	711,219
190	Japan Retail Fund Investment Corp	721,726
320	Kenedix Realty Investment Corp	588,049
180	Nippon Accommodations Fund, Inc	723,746
22	Nomura Real Estate Office Fund, Inc	121,574
210	Nomura Real Estate Residential Fund, Inc	729,808
280	Premier Investment Co	862,757
200	Top REIT Inc	725,362
180	United Urban Investment Corp	727,383
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	56,059,698

HOTELS AND OTHER LODGING PLACES - 1.22%
468,764	Accor S.A.	16,326,698
	TOTAL HOTELS AND OTHER LODGING PLACES	16,326,698

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.26%
2,299,812	ASML Holding NV	40,791,328
111,800	Canon, Inc	3,185,089
44,100	Daikin Industries Ltd	1,193,999
21,320	FUJIFILM Holdings Corp	457,696
168,480	Komatsu Ltd	1,821,221
14,000	Konica Minolta Holdings, Inc	118,523
514,225	Krones AG.	16,383,120
188,774	Rheinmetall AG.	6,423,119
28,900	Sumitomo Heavy Industries Ltd	94,888
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	70,468,983

INSTRUMENTS AND RELATED PRODUCTS - 2.24%
414,134	Phonak Holding AG.	25,030,676
137,000	Terumo Corp	5,024,095
	TOTAL INSTRUMENTS AND RELATED PRODUCTS	30,054,771

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
METAL MINING - 3.35%
614,070	Anglo American plc	$10,449,826
46,928	BHP Billiton Ltd	1,041,267
85,134	Rio Tinto Ltd	3,348,826
889,982	Rio Tinto plc	30,009,279
	TOTAL METAL MINING	44,849,198

NONDEPOSITORY INSTITUTIONS - 0.06%
26,126	ORIX Corp	836,687
	TOTAL NONDEPOSITORY INSTITUTIONS	836,687

OIL AND GAS EXTRACTION - 2.91%
2,577,447	BG Group plc	39,016,534
	TOTAL OIL AND GAS EXTRACTION	39,016,534

PAPER AND ALLIED PRODUCTS - 0.08%
200,000	Rengo Co Ltd	1,014,295
	TOTAL PAPER AND ALLIED PRODUCTS	1,014,295

PETROLEUM AND COAL PRODUCTS - 4.06%
7,558,261	BP plc	51,134,035
132,397	Royal Dutch Shell plc (A Shares)	2,984,426
6,011	Total S.A.	298,884
	TOTAL PETROLEUM AND COAL PRODUCTS	54,417,345

PRIMARY METAL INDUSTRIES - 0.01%
74,000	Sumitomo Metal Industries Ltd	147,275
	TOTAL PRIMARY METAL INDUSTRIES	147,275

RAILROAD TRANSPORTATION - 1.49%
1,234	Central Japan Railway Co	6,906,461
97,400	East Japan Railway Co	5,047,856
1,116,243	Firstgroup PLC	4,284,390
1,200	West Japan Railway Co	3,782,391
	TOTAL RAILROAD TRANSPORTATION	20,021,098

REAL ESTATE - 0.00%**
18	City Developments Ltd	60
	TOTAL REAL ESTATE	60

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 8.04%
1,619,697	Bayer AG.	77,469,458
380,000	NOK Corp	3,213,214
4,184,942	SSL International plc	26,961,389
	TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	107,644,061

SECURITY AND COMMODITY BROKERS - 11.06%
1,455,122	Credit Suisse Group	44,306,886
1,221,057	Deutsche Boerse AG.	73,619,806
3,186,900	Hong Kong Exchanges and Clearing Ltd	30,098,454
	TOTAL SECURITY AND COMMODITY BROKERS	148,025,146

TIAA-CREF FUNDS - International Equity Fund

SHARES	COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.84%
4,589,000	Nippon Sheet Glass Co Ltd	$11,219,255
	TOTAL STONE, CLAY, AND GLASS PRODUCTS	11,219,255

TRANSPORTATION EQUIPMENT - 4.59%
8,982,051	BAE Systems plc	43,110,009
12,760	Denso Corp	251,629
312,500	Honda Motor Co Ltd	7,308,557
47,900	Modec, Inc	633,924
322,000	Toyota Motor Corp	10,149,417
	TOTAL TRANSPORTATION EQUIPMENT	61,453,536

TRUCKING AND WAREHOUSING - 1.66%
2,069,139	Deutsche Post AG.	22,294,861
	TOTAL TRUCKING AND WAREHOUSING	22,294,861

WATER TRANSPORTATION - 0.07%
200,000	Mitsui OSK Lines Ltd	971,864
	TOTAL WATER TRANSPORTATION	971,864

WHOLESALE TRADE-DURABLE GOODS - 0.68%
210,010	Mitsubishi Corp	2,726,300
228,000	Mitsui & Co Ltd	2,271,132
479,450	Sumitomo Corp	4,083,209
	TOTAL WHOLESALE TRADE-DURABLE GOODS	9,080,641

WHOLESALE TRADE-NONDURABLE GOODS - 2.88%
10,959,693	Foster's Group Ltd	38,561,354
	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	38,561,354

	TOTAL COMMON STOCKS	1,294,412,234
	(Cost $2,010,643,270)

RIGHTS / WARRANTS - 0.11%

DEPOSITORY INSTITUTIONS - 0.11%
756,393	HSBC Holdings plc	1,530,288
	TOTAL DEPOSITORY INSTITUTIONS	1,530,288

	TOTAL RIGHTS / WARRANTS	1,530,288
	(Cost $0)

	TOTAL INVESTMENTS - 96.77%	1,295,942,522
	(Cost $2,010,643,270)
	OTHER ASSETS AND LIABILITIES, NET - 3.23%	43,301,654
	NET ASSETS - 100.00%	$1,339,244,176

TIAA-CREF FUNDS - International Equity Fund

The following abbreviations are used in portfolio descriptions:
ADR - American Depositary Receipt
plc - Public Limited Company

*	Non-income producing
**	Percentage represents less than 0.01%

INTERNATIONAL EQUITY FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2009

		% OF TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$44,198,213	3.40%
TOTAL DOMESTIC	44,198,213	3.40

FOREIGN
AUSTRALIA	43,306,890	3.35
FINLAND	22,074,281	1.70
FRANCE	59,974,662	4.62
GERMANY	226,788,231	17.51
HONG KONG	30,098,454	2.32
INDIA	13,121,282	1.01
JAPAN	193,408,931	14.93
KOREA, REPUBLIC OF	20,363,411	1.57
NETHERLANDS	43,775,754	3.37
SINGAPORE	510,775	0.04
SWITZERLAND	160,571,053	12.39
TAIWAN	64,031,248	4.95
UNITED KINGDOM	373,719,337	28.84
TOTAL FOREIGN	1,251,744,309	96.60
TOTAL INVESTMENTS	$1,295,942,522	100.00%

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.60%

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.73%
21,373	*	Autozone, Inc	$3,475,677
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	3,475,677

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.74%
455,441		Lowe's Cos, Inc	8,311,798
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,311,798

BUSINESS SERVICES - 19.27%
135,741	*	Activision Blizzard, Inc	1,419,851
376,210	*	Adobe Systems, Inc	8,047,132
96,844	*	Akamai Technologies, Inc	1,878,774
49,395	*	Amdocs Ltd	914,795
630,883	*	eBay, Inc	7,923,890
39,250	*	Google, Inc (Class A)	13,661,355
343,427	*	Intuit, Inc	9,272,529
661,706		Microsoft Corp	12,155,539
130,958		Moody's Corp	3,001,557
502,907		Omnicom Group, Inc	11,768,024
397,420	*	Oracle Corp	7,181,379
182,343		Visa, Inc (Class A)	10,138,271
350,328	*	Yahoo!, Inc	4,487,702
		TOTAL BUSINESS SERVICES	91,850,798

CHEMICALS AND ALLIED PRODUCTS - 17.88%
220,017		Abbott Laboratories	10,494,811
61,812		Air Products & Chemicals, Inc	3,476,925
294,669		Avon Products, Inc	5,666,485
90,930	*	Celgene Corp	4,037,292
319,476	*	Gilead Sciences, Inc	14,798,128
57,854	*	Invitrogen Corp	1,879,098
191,403		Monsanto Co	15,905,589
50,863		Praxair, Inc	3,422,571
298,614		Schering-Plough Corp	7,032,360
339,647		Teva Pharmaceutical Industries Ltd (ADR)	15,301,097
75,838		Wyeth	3,264,068
		TOTAL CHEMICALS AND ALLIED PRODUCTS	85,278,424

COMMUNICATIONS - 4.61%
154,525	*	American Tower Corp (Class A)	4,702,196
271,793		AT&T, Inc	6,849,184
458,408	*	DIRECTV Group, Inc	10,447,118
		TOTAL COMMUNICATIONS	21,998,498

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 2.18%
79,982		Hudson City Bancorp, Inc	$934,990
751,731		Western Union Co	9,449,258
		TOTAL DEPOSITORY INSTITUTIONS	10,384,248

EATING AND DRINKING PLACES - 1.53%
133,340		McDonald's Corp	7,276,364
		TOTAL EATING AND DRINKING PLACES	7,276,364

EDUCATIONAL SERVICES - 3.43%
199,851	*	Apollo Group, Inc (Class A)	15,654,329
5,859	*	ITT Educational Services, Inc	711,400
		TOTAL EDUCATIONAL SERVICES	16,365,729

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 13.02%
92,089	*	Apple Computer, Inc	9,680,396
27,946	*	Broadcom Corp (Class A)	558,361
850,241	*	Cisco Systems, Inc	14,258,542
61,275	*	First Solar, Inc	8,131,193
793,497		Intel Corp	11,942,130
171,065	*	Marvell Technology Group Ltd	1,566,955
390,686		Qualcomm, Inc	15,201,591
83,490		Taiwan Semiconductor Manufacturing Co Ltd (ADR)	747,236
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	62,086,404

ENGINEERING AND MANAGEMENT SERVICES - 1.41%
7,523	*	Baidu, Inc (ADR)	1,328,562
140,047	*	Jacobs Engineering Group, Inc	5,414,217
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	6,742,779

FOOD AND KINDRED PRODUCTS - 4.70%
182,225		Coca-Cola Co	8,008,789
288,849		General Mills, Inc	14,407,788
		TOTAL FOOD AND KINDRED PRODUCTS	22,416,577

FURNITURE AND HOME FURNISHINGS STORES - 2.86%
303,279	*	Bed Bath & Beyond, Inc	7,506,155
162,133		Best Buy Co, Inc	6,154,569
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	13,660,724

GENERAL BUILDING CONTRACTORS - 0.60%
6,712	*	NVR, Inc	2,871,058
		TOTAL GENERAL BUILDING CONTRACTORS	2,871,058

GENERAL MERCHANDISE STORES - 1.44%
148,205		Costco Wholesale Corp	6,864,856
		TOTAL GENERAL MERCHANDISE STORES	6,864,856

HOLDING AND OTHER INVESTMENT OFFICES - 0.97%
132,275		iShares Russell 1000 Growth Index Fund	4,638,884
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,638,884

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.90%
431,344		Hewlett-Packard Co	$13,828,889
6,200	*,m	Seagate Technology	0
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	13,828,889

INSTRUMENTS AND RELATED PRODUCTS - 4.96%
47,196		Alcon, Inc	4,290,588
27,739		Allergan, Inc	1,324,815
116,319		Baxter International, Inc	5,957,860
218,676	*	Flir Systems, Inc	4,478,484
102,823	*	Hologic, Inc	1,345,953
42,966		Rockwell Collins, Inc	1,402,410
113,952		Roper Industries, Inc	4,837,262
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	23,637,372

INSURANCE CARRIERS - 0.92%
84,575		Aflac, Inc	1,637,372
145,375		Prudential Financial, Inc	2,765,033
		TOTAL INSURANCE CARRIERS	4,402,405

LEATHER AND LEATHER PRODUCTS - 1.04%
298,162	*	Coach, Inc	4,979,305
		TOTAL LEATHER AND LEATHER PRODUCTS	4,979,305

METAL MINING - 0.19%
28,679		Barrick Gold Corp	929,773
		TOTAL METAL MINING	929,773

MISCELLANEOUS RETAIL - 3.01%
53,425	*	Amazon.com, Inc	3,923,532
380,373		CVS Corp	10,456,454
		TOTAL MISCELLANEOUS RETAIL	14,379,986

OIL AND GAS EXTRACTION - 4.77%
105,021		Occidental Petroleum Corp	5,844,419
310,294		Schlumberger Ltd	12,604,142
140,832		XTO Energy, Inc	4,312,276
		TOTAL OIL AND GAS EXTRACTION	22,760,837

PETROLEUM AND COAL PRODUCTS - 0.18%
38,578		Suncor Energy, Inc	856,817
		TOTAL PETROLEUM AND COAL PRODUCTS	856,817

PRINTING AND PUBLISHING - 1.06%
65,806		Dun & Bradstreet Corp	5,067,062
		TOTAL PRINTING AND PUBLISHING	5,067,062

SECURITY AND COMMODITY BROKERS - 3.08%
171,087		Ameriprise Financial, Inc	3,505,573
7,802		CME Group, Inc	1,922,335

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE
87,388		Goldman Sachs Group, Inc	$9,264,875
		TOTAL SECURITY AND COMMODITY BROKERS	14,692,783

TOBACCO PRODUCTS - 0.28%
21,596		Lorillard, Inc	1,333,337
		TOTAL TOBACCO PRODUCTS	1,333,337

TRANSPORTATION EQUIPMENT - 0.84%
58,194		Lockheed Martin Corp	4,017,132
		TOTAL TRANSPORTATION EQUIPMENT	4,017,132

		TOTAL COMMON STOCKS	475,108,516
		(Cost $534,767,716)

		TOTAL INVESTMENTS - 99.60%	475,108,516
		(Cost $534,767,716)

		OTHER ASSETS AND LIABILITIES, NET - 0.40%	1,888,547
		NET ASSETS - 100.00%	$476,997,062

		The following abbreviations are used in portfolio description:
		ADR - American Depositary Receipt

	*	Non-income producing
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 100.28%

AMUSEMENT AND RECREATION SERVICES - 1.10%
197,435	*	Penn National Gaming, Inc	$4,768,055
116,738		Walt Disney Co	2,119,962
		TOTAL AMUSEMENT AND RECREATION SERVICES	6,888,017

APPAREL AND ACCESSORY STORES - 0.49%
355,500		Limited Brands, Inc	3,092,850
		TOTAL APPAREL AND ACCESSORY STORES	3,092,850

APPAREL AND OTHER TEXTILE PRODUCTS - 0.84%
3,902		Liz Claiborne, Inc	9,638
91,734		VF Corp	5,238,929
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,248,567

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.50%
269,318		Home Depot, Inc	6,345,132
168,511		Lowe's Cos, Inc	3,075,326
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	9,420,458

BUSINESS SERVICES - 0.95%
92,215	*	Interpublic Group of Cos, Inc	379,926
85,103		Moody's Corp	1,950,560
292,561	*	Sun Microsystems, Inc	2,141,546
51,408	*	Symantec Corp	768,036
67,410	*	Temenos Group AG.	728,405
		TOTAL BUSINESS SERVICES	5,968,473

CHEMICALS AND ALLIED PRODUCTS - 16.37%
6,267		Abbott Laboratories	298,936
175,137		Alberto-Culver Co	3,959,848
128,796	*	Amgen, Inc	6,377,978
31,239	*	Chattem, Inc	1,750,946
104,333		Clorox Co	5,371,063
37,801		Colgate-Palmolive Co	2,229,503
59,012		Cytec Industries, Inc	886,360
257,935		Dow Chemical Co	2,174,392
43,307		Du Pont (E.I.) de Nemours & Co	967,045
43,500		Eli Lilly & Co	1,453,335
190,948		Johnson & Johnson	10,043,865
120,379		Merck & Co, Inc	3,220,138
293,813	*	Mylan Laboratories, Inc	3,940,032
103,657		Nalco Holding Co	1,354,797
1,224,281		Pfizer, Inc	16,674,708
62,488		PPG Industries, Inc	2,305,807

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
231,661		Procter & Gamble Co	$10,908,916
231,101		Schering-Plough Corp	5,442,429
22,346		Shire plc (ADR)	803,115
180,926		Teva Pharmaceutical Industries Ltd (ADR)	8,150,716
333,093		Wyeth	14,336,324
		TOTAL CHEMICALS AND ALLIED PRODUCTS	102,650,253

COMMUNICATIONS - 7.06%
953,424		AT&T, Inc	24,026,286
513,577		Comcast Corp (Class A)	7,005,190
8,644		Fairpoint Communications, Inc	6,742
670,674	*	Sprint Nextel Corp	2,394,306
13,064		Time Warner Cable, Inc	323,987
348,276		Verizon Communications, Inc	10,517,935
		TOTAL COMMUNICATIONS	44,274,446

DEPOSITORY INSTITUTIONS - 9.78%
545,625		AMMB Holdings BHD	390,641
721,804		Bank of America Corp	4,922,703
183,393		Bank of New York Mellon Corp	5,180,852
35,900		Bank of the Ryukyus Ltd	295,223
253,923		Citigroup, Inc	642,425
117,957		Comerica, Inc	2,159,793
371,736		First Horizon National Corp	3,992,441
603,934		JPMorgan Chase & Co	16,052,566
417,396		Keycorp	3,284,907
62,107		PNC Financial Services Group, Inc	1,819,114
103,191		SunTrust Banks, Inc	1,211,462
555,272		TCF Financial Corp	6,529,999
487,017	*	UBS AG.	4,592,570
118,853		US Bancorp	1,736,442
596,088		Wells Fargo & Co	8,488,293
		TOTAL DEPOSITORY INSTITUTIONS	61,299,431

EATING AND DRINKING PLACES - 1.36%
65,904		Brinker International, Inc	995,150
114,109		Burger King Holdings, Inc	2,618,802
81,527	*	Cheesecake Factory	933,484
46,207		Darden Restaurants, Inc	1,583,052
476,079		Wendy's/Arby's Group, Inc (Class A)	2,394,677
		TOTAL EATING AND DRINKING PLACES	8,525,165

ELECTRIC, GAS, AND SANITARY SERVICES - 6.54%
147,005		Allegheny Energy, Inc	3,406,106
32,646		Consolidated Edison, Inc	1,293,108
261,920		Constellation Energy Group, Inc	5,411,267
13,681		Dominion Resources, Inc	423,974
152,648		Duke Energy Corp	2,185,919
46,852		Entergy Corp	3,190,153
82,049		Exelon Corp	3,724,204
39,594		FirstEnergy Corp	1,528,328
58,001		FPL Group, Inc	2,942,391

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
5,225		MDU Resources Group, Inc	$84,332
45,350	*	NRG Energy, Inc	798,160
84,794		PG&E Corp	3,240,827
65,348		PPL Corp	1,876,141
37,096		Progress Energy, Inc	1,345,101
58,857		Questar Corp	1,732,162
326,643		Republic Services, Inc	5,601,927
108,085		Sierra Pacific Resources	1,014,918
3,373		Southern Union Co	51,337
61,840		Xcel Energy, Inc	1,152,079
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	41,002,434

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.37%
979,767	*	Alcatel-Lucent (ADR)	1,822,367
364,990		AU Optronics Corp (ADR)	3,062,266
43,170	*	Cisco Systems, Inc	723,961
609,109	*	Fairchild Semiconductor International, Inc	2,271,977
1,606,295		General Electric Co	16,239,642
125,466		Motorola, Inc	530,721
239,958	*	Nvidia Corp	2,365,986
14,340,045		Solomon Systech International Ltd	368,187
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	27,385,107

ENGINEERING AND MANAGEMENT SERVICES - 0.85%
408	*	Affymax, Inc	6,573
174,186	*	Genpact Ltd	1,543,288
134,975		KBR, Inc	1,864,005
70,916	*	Shaw Group, Inc	1,943,807
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,357,673

FOOD AND KINDRED PRODUCTS - 3.07%
73,756		Archer Daniels Midland Co	2,048,942
7,898		Bunge Ltd	447,422
53,411		Coca-Cola Co	2,347,413
47,188		ConAgra Foods, Inc	801,535
365,600	*	Constellation Brands, Inc (Class A)	4,350,640
148,618		General Mills, Inc	7,413,065
65,989		Kraft Foods, Inc (Class A)	1,470,895
11,993	*	Mead Johnson Nutrition Co	346,238
		TOTAL FOOD AND KINDRED PRODUCTS	19,226,150

FORESTRY - 0.37%
77,504		Rayonier, Inc	2,342,171
		TOTAL FORESTRY	2,342,171

FURNITURE AND FIXTURES - 0.41%
216,164		Johnson Controls, Inc	2,593,968
		TOTAL FURNITURE AND FIXTURES	2,593,968

FURNITURE AND HOME FURNISHINGS STORES - 0.28%
46,263		Best Buy Co, Inc	1,756,143

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	$1,756,143

GENERAL BUILDING CONTRACTORS - 1.02%
15,019	*	NVR, Inc	6,424,377
		TOTAL GENERAL BUILDING CONTRACTORS	6,424,377

GENERAL MERCHANDISE STORES - 1.65%
24,271		Dillard's, Inc (Class A)	138,345
171,306		JC Penney Co, Inc	3,438,111
196,036		Target Corp	6,741,678
		TOTAL GENERAL MERCHANDISE STORES	10,318,134

HEALTH SERVICES - 0.86%
275,498	*	Healthsouth Corp	2,446,422
84,356		McKesson Corp	2,955,834
		TOTAL HEALTH SERVICES	5,402,256

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.00%
18	*	Foster Wheeler AG.	314
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	314

HOLDING AND OTHER INVESTMENT OFFICES - 0.66%
10,459		Boston Properties, Inc	366,379
11		Cross Timbers Royalty Trust	200
34,134		Plum Creek Timber Co, Inc	992,275
187,891		Prologis	1,221,292
9,183		Simon Property Group, Inc	318,099
114,644		SL Green Realty Corp	1,238,155
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,136,400

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.78%
280,988		Applied Materials, Inc	3,020,621
1,369,715	*	Brocade Communications Systems, Inc	4,725,517
151,833		Hewlett-Packard Co	4,867,766
548,572		Textron, Inc	3,148,803
201,996	*	Verigy Ltd	1,666,467
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	17,429,174

INSTRUMENTS AND RELATED PRODUCTS - 1.90%
67,718		Beckman Coulter, Inc	3,454,295
576,159	*	Boston Scientific Corp	4,580,464
93,294		Covidien Ltd	3,101,093
21,922	*	Thermo Electron Corp	781,958
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	11,917,810

INSURANCE CARRIERS - 7.20%
69,376		ACE Ltd	2,802,790
1,248		Aegon NV	4,792
148,460		Aetna, Inc	3,612,032
44,173		Allstate Corp	845,913
12,284		Aspen Insurance Holdings Ltd	275,899

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
164,773		Axis Capital Holdings Ltd	$3,713,983
67,751		Max Re Capital Ltd	1,168,027
226,841		Metlife, Inc	5,165,170
64,258		PartnerRe Ltd	3,988,494
174,363		Principal Financial Group	1,426,289
202,161		Prudential Financial, Inc	3,845,102
73,241		RenaissanceRe Holdings Ltd	3,621,035
150,801		Travelers Cos, Inc	6,128,554
164,915		UnitedHealth Group, Inc	3,451,671
936,024		XL Capital Ltd (Class A)	5,110,691
		TOTAL INSURANCE CARRIERS	45,160,442

METAL MINING - 1.16%
45,538		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,735,453
41,248		Rio Tinto plc (ADR)	5,529,707
		TOTAL METAL MINING	7,265,160

MISCELLANEOUS RETAIL - 1.06%
241,015		CVS Corp	6,625,502
		TOTAL MISCELLANEOUS RETAIL	6,625,502

MOTION PICTURES - 0.42%
393,267		News Corp (Class A)	2,603,428
		TOTAL MOTION PICTURES	2,603,428

NONDEPOSITORY INSTITUTIONS - 1.13%
132,332		Capital One Financial Corp	1,619,744
1,078,375		Chimera Investment Corp	3,623,340
256,759		Discover Financial Services	1,620,149
352,704		Federal National Mortgage Association	246,893
		TOTAL NONDEPOSITORY INSTITUTIONS	7,110,126

OIL AND GAS EXTRACTION - 4.02%
82,954		Anadarko Petroleum Corp	3,226,081
54,028		Apache Corp	3,462,654
96,795		BJ Services Co	963,110
94,195		Cabot Oil & Gas Corp	2,220,176
25,553		Chesapeake Energy Corp	435,934
45,637		Devon Energy Corp	2,039,518
54,504		Occidental Petroleum Corp	3,033,148
108,621		Petroleo Brasileiro S.A. (ADR)	3,309,682
1,969	*	Plains Exploration & Production Co	33,926
44,642		Range Resources Corp	1,837,465
151,556		XTO Energy, Inc	4,640,644
		TOTAL OIL AND GAS EXTRACTION	25,202,338

PAPER AND ALLIED PRODUCTS - 0.93%
34,578		Kimberly-Clark Corp	1,594,392
11,571		Mondi Ltd	33,703
10,183	*,b	Smurfit-Stone Container Corp	377
201,049		Sonoco Products Co	4,218,008

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
		TOTAL PAPER AND ALLIED PRODUCTS	$5,846,480
PETROLEUM AND COAL PRODUCTS - 11.03%
180,305		Ashland, Inc	1,862,551
346,699		Chevron Corp	23,312,041
121,000		ConocoPhillips	4,738,360
476,593		Exxon Mobil Corp	32,455,983
241,985		Marathon Oil Corp	6,361,786
70,101	*	SandRidge Energy, Inc	461,966
		TOTAL PETROLEUM AND COAL PRODUCTS	69,192,687

PIPELINES, EXCEPT NATURAL GAS - 0.02%
10,186		Spectra Energy Corp	144,030
		TOTAL PIPELINES, EXCEPT NATURAL GAS	144,030

PRINTING AND PUBLISHING - 0.23%
18,720		Dun & Bradstreet Corp	1,441,440
		TOTAL PRINTING AND PUBLISHING	1,441,440

RAILROAD TRANSPORTATION - 0.13%
24,155		Norfolk Southern Corp	815,231
		TOTAL RAILROAD TRANSPORTATION	815,231

REAL ESTATE - 0.32%
332,842		British Land Co plc	1,722,863
1,383,075	*	Unitech Corporate Parks plc	257,986
		TOTAL REAL ESTATE	1,980,849

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.13%
126,603		Newell Rubbermaid, Inc	807,727
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	807,727

SECURITY AND COMMODITY BROKERS - 3.67%
79,269		Goldman Sachs Group, Inc	8,404,099
315,568		Legg Mason, Inc	5,017,531
154,028		Morgan Stanley	3,507,218
814,100		Nomura Holdings, Inc	4,071,117
167,332		SEI Investments Co	2,043,124
		TOTAL SECURITY AND COMMODITY BROKERS	23,043,089

TOBACCO PRODUCTS - 0.54%
54,426		Lorillard, Inc	3,360,261
		TOTAL TOBACCO PRODUCTS	3,360,261

TRANSPORTATION BY AIR - 0.61%
511,544	*	Delta Air Lines, Inc	2,879,993
21,562		FedEx Corp	959,293
		TOTAL TRANSPORTATION BY AIR	3,839,286

TRANSPORTATION EQUIPMENT - 1.41%
99,124		Autoliv, Inc	1,840,733

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE
341,097	*	Ford Motor Co	$897,085
45,075		Goodrich Corp	1,707,892
71,090		Northrop Grumman Corp	3,102,367
62,185		Renault S.A.	1,279,355
		TOTAL TRANSPORTATION EQUIPMENT	8,827,432

TRANSPORTATION SERVICES - 0.46%
239,459		UTI Worldwide, Inc	2,861,535
		TOTAL TRANSPORTATION SERVICES	2,861,535

WATER TRANSPORTATION - 0.15%
119,379		Royal Caribbean Cruises Ltd	956,226
		TOTAL WATER TRANSPORTATION	956,226

WHOLESALE TRADE-DURABLE GOODS - 0.57%
177,301		BorgWarner, Inc	3,599,210
		TOTAL WHOLESALE TRADE-DURABLE GOODS	3,599,210

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
83,487	*	Dean Foods Co	1,509,445
115,889		Gazprom (ADR)	1,720,952
151,243		Herbalife Ltd	2,265,620
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,496,017

		TOTAL COMMON STOCKS	628,838,267
		(Cost $918,710,019)

		TOTAL INVESTMENTS - 100.28%	628,838,267
		(Cost $918,710,019)
		OTHER ASSETS AND LIABILITIES, NET - -0.28%	(1,763,665)
		NET ASSETS - 100.00%	$627,074,602

		The following abbreviations are used in portfolio description:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing
	b	In bankruptcy

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS
MID-CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.22%

AMUSEMENT AND RECREATION SERVICES - 0.61%
193,478		World Wrestling Entertainment, Inc (Class A)	$2,232,736
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,232,736

APPAREL AND ACCESSORY STORES - 1.83%
210,980	*	Hanesbrands, Inc	2,019,079
73,350	*	Kohl's Corp	3,104,172
52,375		Nordstrom, Inc	877,281
41,590	*	Urban Outfitters, Inc	680,828
		TOTAL APPAREL AND ACCESSORY STORES	6,681,360

APPAREL AND OTHER TEXTILE PRODUCTS - 1.09%
76,295		Guess ?, Inc	1,608,299
56,097		Polo Ralph Lauren Corp (Class A)	2,370,098
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	3,978,397

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.62%
43,097		Advance Auto Parts	1,770,425
11,495	*	Autozone, Inc	1,869,317
77,253	*	Copart, Inc	2,291,324
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	5,931,066

BUSINESS SERVICES - 13.71%
358,587	*	Activision Blizzard, Inc	3,750,821
58,631	*	Alliance Data Systems Corp	2,166,415
159,425	*	Amdocs Ltd	2,952,551
185,890	*	Autonomy Corp plc	3,480,751
204,304		Aveva Group plc	1,653,341
21,324		Brink's Co	564,233
21,324	*	Brink's Home Security Holdings, Inc	481,922
78,967	*	CACI International, Inc (Class A)	2,881,506
144,108	*	Cavium Networks, Inc	1,663,006
63,512	*	Cerner Corp	2,792,623
175,421	*	Cogent, Inc	2,087,510
143,787	*	Cognizant Technology Solutions Corp (Class A)	2,989,332
165,000	*	Data Domain, Inc	2,074,050
97,548	*	Electronic Arts, Inc	1,774,398
67,566	*	Juniper Networks, Inc	1,017,544
320,646	*	Nuance Communications, Inc	3,482,216
52,649		Omnicom Group, Inc	1,231,987
134,232		Ritchie Bros Auctioneers, Inc	2,495,373
93,419	*	Salesforce.com, Inc	3,057,604
293,449	*	SuccessFactors, Inc	2,239,016
121,143	*	Sybase, Inc	3,669,421

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
87,787	*	VeriSign, Inc	$1,656,541
		TOTAL BUSINESS SERVICES	50,162,161

CHEMICALS AND ALLIED PRODUCTS - 8.22%
181,145		Avon Products, Inc	3,483,418
37,371	*	Celgene Corp	1,659,272
71,204	*	Cephalon, Inc	4,848,993
24,844	*	Chattem, Inc	1,392,506
43,235		Church & Dwight Co, Inc	2,258,164
110,311		Ecolab, Inc	3,831,102
90,584	*	Hospira, Inc	2,795,422
63,085	*	Inverness Medical Innovations, Inc	1,679,954
49,171	*	Invitrogen Corp	1,597,074
95,433	*	Mylan Laboratories, Inc	1,279,757
138,646		Perrigo Co	3,442,580
62,725	*	Vertex Pharmaceuticals, Inc	1,802,089
		TOTAL CHEMICALS AND ALLIED PRODUCTS	30,070,331

COAL MINING - 1.43%
26,782	*	Alpha Natural Resources, Inc	475,381
101,268		Consol Energy, Inc	2,556,004
88,384		Peabody Energy Corp	2,213,135
		TOTAL COAL MINING	5,244,520

COMMUNICATIONS - 3.07%
100,249	*	American Tower Corp (Class A)	3,050,578
124,330	*	Crown Castle International Corp	2,537,575
62,768	*	DIRECTV Group, Inc	1,430,483
37,541	*	Leap Wireless International, Inc	1,309,055
78,755	*	MetroPCS Communications, Inc	1,345,135
51,195	*	NII Holdings, Inc (Class B)	767,925
34,318	*	SBA Communications Corp (Class A)	799,609
		TOTAL COMMUNICATIONS	11,240,360

DEPOSITORY INSTITUTIONS - 0.83%
50,964		Northern Trust Corp	3,048,666
		TOTAL DEPOSITORY INSTITUTIONS	3,048,666

EATING AND DRINKING PLACES - 2.26%
10,645	*	Chipotle Mexican Grill, Inc (Class B)	610,065
288,001	*	Domino's Pizza, Inc	1,886,407
210,135		Yum! Brands, Inc	5,774,509
		TOTAL EATING AND DRINKING PLACES	8,270,981

EDUCATIONAL SERVICES - 1.03%
48,072	*	Apollo Group, Inc (Class A)	3,765,480
		TOTAL EDUCATIONAL SERVICES	3,765,480

ELECTRIC, GAS, AND SANITARY SERVICES - 3.66%
72,014		Constellation Energy Group, Inc	1,487,809
221,557	*	Covanta Holding Corp	2,900,181
16,381		Entergy Corp	1,115,382

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

124,297		PPL Corp	$3,568,567
89,954	*	Stericycle, Inc	4,293,505
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	13,365,444

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.73%
87,664		Altera Corp	1,538,503
91,367		Analog Devices, Inc	1,760,642
90,466	*	Avnet, Inc	1,584,060
221,327	*	Broadcom Corp (Class A)	4,422,112
133,262		Harris Corp	3,856,602
61,251		L-3 Communications Holdings, Inc	4,152,818
123,044	*	MEMC Electronic Materials, Inc	2,028,996
82,487		Microchip Technology, Inc	1,747,900
278,371	*	Nvidia Corp	2,744,738
441,921	*	ON Semiconductor Corp	1,723,492
108,507		Tyco Electronics Ltd	1,197,917
78,822		Xilinx, Inc	1,510,230
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	28,268,010

ENGINEERING AND MANAGEMENT SERVICES - 4.14%
16,210	*	CV Therapeutics, Inc	322,255
49,839		Fluor Corp	1,721,937
40,280	*	Gen-Probe, Inc	1,835,962
19,478	*	Jacobs Engineering Group, Inc	753,019
97,567		KBR, Inc	1,347,400
83,713	*	McDermott International, Inc	1,120,917
88,388	*	Shaw Group, Inc	2,422,716
74,280	*	Tetra Tech, Inc	1,513,826
181,672	*	VCA Antech, Inc	4,096,705
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	15,134,737

FOOD AND KINDRED PRODUCTS - 2.44%
207,916	*	Darling International, Inc	771,368
20,542		General Mills, Inc	1,024,635
36,085	*	Hansen Natural Corp	1,299,060
104,652		McCormick & Co, Inc	3,094,560
50,969	*	Ralcorp Holdings, Inc	2,746,210
		TOTAL FOOD AND KINDRED PRODUCTS	8,935,833

FURNITURE AND HOME FURNISHINGS STORES - 0.92%
120,431	*	GameStop Corp (Class A)	3,374,477
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	3,374,477

GENERAL BUILDING CONTRACTORS - 0.97%
5,798	*	NVR, Inc	2,480,094
46,171		Walter Industries, Inc	1,055,931
		TOTAL GENERAL BUILDING CONTRACTORS	3,536,025

GENERAL MERCHANDISE STORES - 1.99%
146,652	*	Big Lots, Inc	3,047,429

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
165,471		TJX Cos, Inc	$4,242,676
		TOTAL GENERAL MERCHANDISE STORES	7,290,105

HEALTH SERVICES - 3.51%
76,730	*	DaVita, Inc	3,372,284
74,531	*	Express Scripts, Inc	3,441,096
72,902		Omnicare, Inc	1,785,370
44,501	*	Psychiatric Solutions, Inc	700,001
74,818		Quest Diagnostics, Inc	3,552,358
		TOTAL HEALTH SERVICES	12,851,109

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.79%
66,473	*	Foster Wheeler AG.	1,161,283
97,236		Saipem S.p.A.	1,731,116
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,892,399

HOLDING AND OTHER INVESTMENT OFFICES - 4.46%
11,753	*	Affiliated Managers Group, Inc	490,218
329,510		iShares Russell Midcap Growth Index Fund	9,918,251
468,271	*	Liberty Acquisition Holdings Corp	4,111,419
21,548		Macerich Co	134,890
200,000	*	MBF Healthcare Acquisition Corp	1,636,000
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,290,778

HOTELS AND OTHER LODGING PLACES - 0.30%
35,242	*	MGM Mirage	82,114
53,303		Starwood Hotels & Resorts Worldwide, Inc	676,948
16,290		Wynn Resorts Ltd	325,311
		TOTAL HOTELS AND OTHER LODGING PLACES	1,084,373

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.45%
20,187		Flowserve Corp	1,132,894
101,187		ITT Industries, Inc	3,892,664
56,743		Joy Global, Inc	1,208,626
338,897	*	Netezza Corp	2,304,500
71,552		Textron, Inc	410,708
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	8,949,392

INSTRUMENTS AND RELATED PRODUCTS - 7.21%
74,678	*	Agilent Technologies, Inc	1,147,801
71,917		Allergan, Inc	3,434,756
50,945		Beckman Coulter, Inc	2,598,704
61,623	*	Flir Systems, Inc	1,262,039
72,987	*	Itron, Inc	3,455,934
87,027	*	NuVasive, Inc	2,730,907
93,837		Rockwell Collins, Inc	3,062,840
165,453	*	St. Jude Medical, Inc	6,010,908
173,347	*	Trimble Navigation Ltd	2,648,742
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,352,631

JUSTICE, PUBLIC ORDER AND SAFETY - 1.00%
284,557	*	Corrections Corp of America	3,645,175
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	3,645,175

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.79%
173,442	*	Coach, Inc	$2,896,481
		TOTAL LEATHER AND LEATHER PRODUCTS	2,896,481

LEGAL SERVICES - 1.39%
102,377	*	FTI Consulting, Inc	5,065,614
		TOTAL LEGAL SERVICES	5,065,614

METAL MINING - 1.24%
81,816		Barrick Gold Corp	2,652,475
49,139		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,872,687
		TOTAL METAL MINING	4,525,162

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
30,022		Hasbro, Inc	752,652
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	752,652

MISCELLANEOUS RETAIL - 0.55%
139,868	*	Dick's Sporting Goods, Inc	1,995,916
		TOTAL MISCELLANEOUS RETAIL	1,995,916

MOTION PICTURES - 0.62%
13,121	*	Ascent Media Corp (Series A)	328,025
131,211	*	Discovery Communications, Inc (Class C)	1,922,241
		TOTAL MOTION PICTURES	2,250,266

NONDEPOSITORY INSTITUTIONS - 0.07%
200,468		CapitalSource, Inc	244,571
		TOTAL NONDEPOSITORY INSTITUTIONS	244,571

OIL AND GAS EXTRACTION - 6.88%
307,836	*	Denbury Resources, Inc	4,574,443
108,438		Equitable Resources, Inc	3,397,363
54,196	*	National Oilwell Varco, Inc	1,555,967
118,058		Noble Corp	2,844,017
50,241		Pioneer Natural Resources Co	827,469
75,736		Range Resources Corp	3,117,294
129,626		Smith International, Inc	2,784,366
204,395	*	Southwestern Energy Co	6,068,488
		TOTAL OIL AND GAS EXTRACTION	25,169,407

PRIMARY METAL INDUSTRIES - 1.99%
101,496		AK Steel Holding Corp	722,652
48,688	*	General Cable Corp	964,996
93,398		Precision Castparts Corp	5,594,540
		TOTAL PRIMARY METAL INDUSTRIES	7,282,188

REAL ESTATE - 0.14%
139,118		Forest City Enterprises, Inc (Class A)	500,825
		TOTAL REAL ESTATE	500,825

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
147,503	*	Goodyear Tire & Rubber Co	$923,369
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	923,369

SECURITY AND COMMODITY BROKERS - 1.72%
13,007	*	IntercontinentalExchange, Inc	968,631
43,508		Janus Capital Group, Inc	289,328
104,577		Lazard Ltd (Class A)	3,074,564
67,780		T Rowe Price Group, Inc	1,956,131
		TOTAL SECURITY AND COMMODITY BROKERS	6,288,654

SPECIAL TRADE CONTRACTORS - 1.44%
245,622	*	Quanta Services, Inc	5,268,592
		TOTAL SPECIAL TRADE CONTRACTORS	5,268,592

STONE, CLAY, AND GLASS PRODUCTS - 0.80%
295,016		Gentex Corp	2,938,359
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,938,359

TOBACCO PRODUCTS - 0.77%
45,501		Lorillard, Inc	2,809,232
		TOTAL TOBACCO PRODUCTS	2,809,232

TRANSPORTATION BY AIR - 0.07%
42,374	*	Delta Air Lines, Inc	238,566
		TOTAL TRANSPORTATION BY AIR	238,566

TRANSPORTATION EQUIPMENT - 0.12%
64,438		Oshkosh Truck Corp	434,312
		TOTAL TRANSPORTATION EQUIPMENT	434,312

WHOLESALE TRADE-DURABLE GOODS - 1.81%
329,631	*	LKQ Corp	4,703,834
123,919	*	MedAssets, Inc	1,765,846
8,867	*	WESCO International, Inc	160,670
		TOTAL WHOLESALE TRADE-DURABLE GOODS	6,630,350

WHOLESALE TRADE-NONDURABLE GOODS - 1.09%
48,500		Airgas, Inc	1,639,785
63,649	*	Endo Pharmaceuticals Holdings, Inc	1,125,314
81,696		Herbalife Ltd	1,223,806
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,988,905

		TOTAL COMMON STOCKS	362,799,967
		(Cost $513,598,005)

		TOTAL INVESTMENTS - 99.22%	362,799,967
		(Cost $513,598,005)
		OTHER ASSETS AND LIABILITIES, NET - 0.78%	2,856,104
		NET ASSETS - 100.00%	$365,656,071

		The following abbreviations are used in portfolio description:
		plc - Public Limited Company

	*	Non-income producing

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS
MID-CAP VALUE FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 96.91%

AMUSEMENT AND RECREATION SERVICES - 0.63%
117,000	*	Penn National Gaming, Inc	$2,825,550
296,392	*	Pinnacle Entertainment, Inc	2,086,600
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,912,150

APPAREL AND ACCESSORY STORES - 1.60%
79,391	*	Children's Place Retail Stores, Inc	1,737,869
369,432		Gap, Inc	4,798,922
114,323	*	Kohl's Corp	4,838,149
64,000		Nordstrom, Inc	1,072,000
		TOTAL APPAREL AND ACCESSORY STORES	12,446,940

APPAREL AND OTHER TEXTILE PRODUCTS - 0.76%
103,737		VF Corp	5,924,420
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	5,924,420

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.53%
116,440	*	O'Reilly Automotive, Inc	4,076,564
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	4,076,564

BUSINESS SERVICES - 5.81%
154,436	*	Affiliated Computer Services, Inc (Class A)	7,395,940
21,171		Automatic Data Processing, Inc	744,372
127,025	*	CACI International, Inc (Class A)	4,635,142
179,952	*	Cadence Design Systems, Inc	755,798
221,495	*	Computer Sciences Corp	8,159,877
306,978	*	DynCorp International, Inc (Class A)	4,092,017
355,610	*	Earthlink, Inc	2,336,358
39,166	*	Fiserv, Inc	1,427,992
1,132,642	*	Interpublic Group of Cos, Inc	4,666,485
65,000	*	Juniper Networks, Inc	978,900
105,854		Moody's Corp	2,426,174
268,232	*	Novell, Inc	1,142,668
870,000	*	Sun Microsystems, Inc	6,368,400
		TOTAL BUSINESS SERVICES	45,130,123

CHEMICALS AND ALLIED PRODUCTS - 5.82%
200,000		Alberto-Culver Co	4,522,000
105,854		Celanese Corp (Series A)	1,415,268
56,000		Clorox Co	2,882,880
132,000		Cytec Industries, Inc	1,982,640
165,133		Dow Chemical Co	1,392,071
86,507		Ecolab, Inc	3,004,388
33,873		Methanex Corp	264,633

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
30,000		Mosaic Co	$1,259,400
400,000	*	Mylan Laboratories, Inc	5,364,000
152,430	*	Pactiv Corp	2,223,954
24,000		Potash Corp of Saskatchewan	1,939,440
154,000		PPG Industries, Inc	5,682,600
78,332		Rohm & Haas Co	6,175,695
63,000		Shire plc (ADR)	2,264,220
45,722		Sigma-Aldrich Corp	1,727,834
182,369	*	Theravance, Inc	3,100,273
		TOTAL CHEMICALS AND ALLIED PRODUCTS	45,201,296

COAL MINING - 0.11%
62,454		Arch Coal, Inc	835,010
		TOTAL COAL MINING	835,010

COMMUNICATIONS - 1.86%
96,327		CenturyTel, Inc	2,708,715
582,199		Frontier Communications Corp	4,180,189
48,693		Global Payments, Inc	1,626,833
241,000	*	IAC/InterActiveCorp	3,670,430
89,976		Manitoba Telecom Services, Inc	2,280,087
		TOTAL COMMUNICATIONS	14,466,254

DEPOSITORY INSTITUTIONS - 6.57%
158,782		Bank of New York Mellon Corp	4,485,592
100,000		Comerica, Inc	1,831,000
66,688		Cullen/Frost Bankers, Inc	3,130,335
677,000		First Horizon National Corp	7,270,981
481,637		Hudson City Bancorp, Inc	5,630,337
320,000		Keycorp	2,518,400
47,634		M&T Bank Corp	2,154,962
322,856		New York Community Bancorp, Inc	3,606,302
77,274		Northern Trust Corp	4,622,531
548,000		TCF Financial Corp	6,444,479
275,000		TFS Financial Corp	3,335,750
355,690		Valley National Bancorp	4,399,885
47,000		Wells Fargo & Co	669,280
71,122		Western Union Co	894,004
		TOTAL DEPOSITORY INSTITUTIONS	50,993,838

EATING AND DRINKING PLACES - 0.90%
205,000		Darden Restaurants, Inc	7,023,300
		TOTAL EATING AND DRINKING PLACES	7,023,300

ELECTRIC, GAS, AND SANITARY SERVICES - 13.23%
113,000		Allegheny Energy, Inc	2,618,210
149,735		American Electric Power Co, Inc	3,782,306
127,025		American Water Works Co, Inc	2,443,961
110,000		Centerpoint Energy, Inc	1,147,300
162,000		CMS Energy Corp	1,918,080
577,000		Constellation Energy Group, Inc	11,920,819

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
86,385		DPL, Inc	$1,947,118
85,426		Edison International	2,461,123
291,099		El Paso Corp	1,819,369
49,752		Energen Corp	1,449,276
47,000		Entergy Corp	3,200,230
34,000		FirstEnergy Corp	1,312,400
44,000		Integrys Energy Group, Inc	1,145,760
120,000	*	Mirant Corp	1,368,000
342,000		NorthWestern Corp	7,346,160
313,000	*	NRG Energy, Inc	5,508,800
84,683	*	Ocean Power Technologies, Inc	558,908
451,168		Pepco Holdings, Inc	5,630,577
215,000		PG&E Corp	8,217,299
73,000		PPL Corp	2,095,830
150,000		Progress Energy, Inc	5,439,000
183,000		Public Service Enterprise Group, Inc	5,393,010
68,805		Questar Corp	2,024,931
465,759		Republic Services, Inc	7,987,767
130,000		Sempra Energy	6,011,200
211,164		Southern Union Co	3,213,916
260,000		Xcel Energy, Inc	4,843,800
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	102,805,150

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.30%
80,000	*	Avnet, Inc	1,400,800
67,000	*	Cree, Inc	1,576,510
550,000	*	Fairchild Semiconductor International, Inc	2,051,500
158,782	*	Hexcel Corp	1,043,198
205,000		Intersil Corp (Class A)	2,357,500
65,630		L-3 Communications Holdings, Inc	4,449,714
142,903	*	Marvell Technology Group Ltd	1,308,991
235,000		Maxim Integrated Products, Inc	3,104,350
294,649	*	Micron Technology, Inc	1,196,275
74,098	*	Novellus Systems, Inc	1,232,250
280,000	*	Nvidia Corp	2,760,800
406,412	*	Tellabs, Inc	1,861,367
118,557		Tyco Electronics Ltd	1,308,869
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	25,652,124

ENGINEERING AND MANAGEMENT SERVICES - 1.15%
219,119		KBR, Inc	3,026,033
93,152	*	McDermott International, Inc	1,247,305
114,323	*	URS Corp	4,619,793
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,893,131

FABRICATED METAL PRODUCTS - 1.68%
476,345	*	Crown Holdings, Inc	10,827,322
101,620		Pentair, Inc	2,202,105
		TOTAL FABRICATED METAL PRODUCTS	13,029,427

FOOD AND KINDRED PRODUCTS - 4.69%
155,000		Archer Daniels Midland Co	4,305,900

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
110,000		Bunge Ltd	$6,231,500
86,615		Corn Products International, Inc	1,836,238
190,000		Del Monte Foods Co	1,385,100
121,000		H.J. Heinz Co	4,000,260
79,667		McCormick & Co, Inc	2,355,753
24,392	*	Mead Johnson Nutrition Co	704,197
110,000		Pepsi Bottling Group, Inc	2,435,400
48,000		Reynolds American, Inc	1,720,320
960,000	*	Smithfield Foods, Inc	9,081,600
250,000		Tyson Foods, Inc (Class A)	2,347,500
		TOTAL FOOD AND KINDRED PRODUCTS	36,403,768

FOOD STORES - 1.05%
190,000		Kroger Co	4,031,800
105,000		Safeway, Inc	2,119,950
140,000		Supervalu, Inc	1,999,200
		TOTAL FOOD STORES	8,150,950

FORESTRY - 0.45%
127,025		Weyerhaeuser Co	3,502,079
		TOTAL FORESTRY	3,502,079

FURNITURE AND FIXTURES - 0.63%
190,538		Masco Corp	1,329,955
486,930		Tempur-Pedic International, Inc	3,554,589
		TOTAL FURNITURE AND FIXTURES	4,884,544

FURNITURE AND HOME FURNISHINGS STORES - 0.30%
61,396		Best Buy Co, Inc	2,330,592
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,330,592

GENERAL BUILDING CONTRACTORS - 0.81%
8,468	*	NVR, Inc	3,622,187
160,899		Ryland Group, Inc	2,680,577
		TOTAL GENERAL BUILDING CONTRACTORS	6,302,764

GENERAL MERCHANDISE STORES - 1.25%
200,000		JC Penney Co, Inc	4,014,000
640,419		Macy's, Inc	5,699,729
		TOTAL GENERAL MERCHANDISE STORES	9,713,729

HEALTH SERVICES - 1.25%
80,000	*	DaVita, Inc	3,516,000
700,000	*	Healthsouth Corp	6,216,000
		TOTAL HEALTH SERVICES	9,732,000

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.06%
27,522	*	Foster Wheeler AG.	480,809
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	480,809

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 11.40%
719,810		Annaly Mortgage Management, Inc	$9,983,765
62,454		Boston Properties, Inc	2,187,764
67,739		Equity Residential	1,243,011
19,408		Essex Property Trust, Inc	1,112,855
61,329	*,g,m	GSC Capital Corp	0
600,000		iShares Russell 1000 Value Index Fund	24,354,000
1,450,000		iShares Russell Midcap Value Index Fund	34,539,000
140,786		Kimco Realty Corp	1,072,789
34,932		Mack-Cali Realty Corp	692,003
100,562		Plum Creek Timber Co, Inc	2,923,337
46,289		Post Properties, Inc	469,370
68,805		Potlatch Corp	1,595,588
58,220		Public Storage, Inc	3,216,655
90,318		Taubman Centers, Inc	1,539,019
254,866	*	Vantage Drilling Co	252,317
99,996		Vornado Realty Trust	3,323,867
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	88,505,340

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.88%
418,125	*	Brocade Communications Systems, Inc	1,442,531
100,562		Curtiss-Wright Corp	2,820,765
77,274		Deere & Co	2,539,996
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,803,292

INSTRUMENTS AND RELATED PRODUCTS - 0.80%
75,203	*	Agilent Technologies, Inc	1,155,870
350,000	*	Boston Scientific Corp	2,782,500
280,000	*	Teradyne, Inc	1,226,400
238,172		Xerox Corp	1,083,683
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	6,248,453

INSURANCE AGENTS, BROKERS AND SERVICE - 1.64%
169,367		AON Corp	6,913,561
287,924		Marsh & McLennan Cos, Inc	5,830,461
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	12,744,022

INSURANCE CARRIERS - 9.28%
78,332		ACE Ltd	3,164,613
85,000		Aetna, Inc	2,068,050
82,566		Aflac, Inc	1,598,478
77,274	*	Arch Capital Group Ltd	4,161,978
111,147		Aspen Insurance Holdings Ltd	2,496,362
78,332		Assurant, Inc	1,706,071
222,294		Axis Capital Holdings Ltd	5,010,507
115,381		Cincinnati Financial Corp	2,638,763
67,739		CNA Financial Corp	620,489
82,566		Everest Re Group Ltd	5,845,673
80,000		Hanover Insurance Group, Inc	2,305,600
155,000	*	Health Net, Inc	2,244,400
164,074		Lincoln National Corp	1,097,655
193,713		Max Re Capital Ltd	3,339,612
117,498		Metlife, Inc	2,675,429

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
119,615		PartnerRe Ltd	$7,424,502
102,679		Principal Financial Group	839,914
338,734		Progressive Corp	4,552,585
40,225		Prudential Financial, Inc	765,080
12,790		Reinsurance Group of America, Inc (Class A)	414,268
124,908		RenaissanceRe Holdings Ltd	6,175,452
143,000		UnitedHealth Group, Inc	2,992,990
105,854		Validus Holdings Ltd	2,506,623
995,031		XL Capital Ltd (Class A)	5,432,869
		TOTAL INSURANCE CARRIERS	72,077,963

METAL MINING - 0.40%
84,683		Anglo American plc	1,441,078
68,805		Compania de Minas Buenaventura S.A. (ADR) (Series B)	1,649,944
		TOTAL METAL MINING	3,091,022

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.09%
42,342		Compagnie Financiere Richemont S.A.	661,373
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	661,373

MISCELLANEOUS RETAIL - 0.12%
42,342		Barnes & Noble, Inc	905,272
		TOTAL MISCELLANEOUS RETAIL	905,272

MOTION PICTURES - 0.23%
58,080	*	Discovery Communications, Inc (Class A)	930,442
58,080	*	Discovery Communications, Inc (Class C)	850,872
		TOTAL MOTION PICTURES	1,781,314

NONDEPOSITORY INSTITUTIONS - 1.26%
132,318		Capital One Financial Corp	1,619,572
1,391,985		Chimera Investment Corp	4,677,071
344,027		Discover Financial Services	2,170,810
419,021	*	Global Ship Lease, Inc (Class A)	846,422
100,000	*	Heckmann Corp	482,000
		TOTAL NONDEPOSITORY INSTITUTIONS	9,795,875

OIL AND GAS EXTRACTION - 2.96%
301,685		BJ Services Co	3,001,766
95,269		Cabot Oil & Gas Corp	2,245,490
21,171		Diamond Offshore Drilling, Inc	1,330,809
157,194	*	Forest Oil Corp	2,067,101
150,000	*	Hercules Offshore, Inc	237,000
103,737		Noble Energy, Inc	5,589,350
420,242	*	Pride International, Inc	7,555,951
22,759		Range Resources Corp	936,760
		TOTAL OIL AND GAS EXTRACTION	22,964,227

PAPER AND ALLIED PRODUCTS - 1.39%
174,660		Greif, Inc (Class A)	5,814,431
201,123		MeadWestvaco Corp	2,411,465

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES			COMPANY	VALUE
476,345			Temple-Inland, Inc	$2,557,973
			TOTAL PAPER AND ALLIED PRODUCTS	10,783,869

PETROLEUM AND COAL PRODUCTS - 0.67%
211,841			Ashland, Inc	2,188,318
40,225			Hess Corp	2,180,195
62,454			Tesoro Corp	841,255
			TOTAL PETROLEUM AND COAL PRODUCTS	5,209,768

PIPELINES, EXCEPT NATURAL GAS - 0.56%
310,000			Spectra Energy Corp	4,383,400
			TOTAL PIPELINES, EXCEPT NATURAL GAS	4,383,400

PRIMARY METAL INDUSTRIES - 0.54%
40,000			Precision Castparts Corp	2,396,000
19,583			Vallourec	1,816,315
			TOTAL PRIMARY METAL INDUSTRIES	4,212,315

PRINTING AND PUBLISHING - 1.57%
44,459			Dun & Bradstreet Corp	3,423,343
868,006			Pearson plc	8,736,890
			TOTAL PRINTING AND PUBLISHING	12,160,233

RAILROAD TRANSPORTATION - 0.38%
66,688			CSX Corp	1,723,885
31,756	*		Kansas City Southern Industries, Inc	403,619
23,288			Norfolk Southern Corp	785,970
			TOTAL RAILROAD TRANSPORTATION	2,913,474

REAL ESTATE - 0.02%
18,064		*	Forestar Real Estate Group, Inc	138,190
			TOTAL REAL ESTATE	138,190

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.73%
373,000	*		Goodyear Tire & Rubber Co	2,334,980
190,000			Newell Rubbermaid, Inc	1,212,200
325,000			SSL International plc	2,093,805
			TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,640,985

SECURITY AND COMMODITY BROKERS - 2.13%
132,318			Ameriprise Financial, Inc	2,711,196
67,500			Charles Schwab Corp	1,046,250
5,293			CME Group, Inc	1,304,142
89,976			Jefferies Group, Inc	1,241,669
52,927			Lazard Ltd (Class A)	1,556,054
255,000			Legg Mason, Inc	4,054,500
917,300			Nomura Holdings, Inc	4,587,195
			TOTAL SECURITY AND COMMODITY BROKERS	16,501,006

TOBACCO PRODUCTS - 1.51%
190,000			Lorillard, Inc	11,730,600
			TOTAL TOBACCO PRODUCTS	11,730,600

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.81%
306,978	*	AMR Corp	$979,260
196,889	*	Continental Airlines, Inc (Class B)	1,734,592
328,149	*	Delta Air Lines, Inc	1,847,478
264,636	*	easyJet plc	1,061,298
141,845		UAL Corp	635,466
		TOTAL TRANSPORTATION BY AIR	6,258,094

TRANSPORTATION EQUIPMENT - 2.05%
205,220		Autoliv, Inc	3,810,935
264,636		Brunswick Corp	912,994
1,217,325	*	Ford Motor Co	3,201,565
30,168		General Dynamics Corp	1,254,687
45,000		Goodrich Corp	1,705,050
37,593		Harsco Corp	833,437
420,000	*	Spirit Aerosystems Holdings, Inc (Class A)	4,187,400
		TOTAL TRANSPORTATION EQUIPMENT	15,906,068

WATER TRANSPORTATION - 0.20%
129,035		Danaos Corp	430,977
144,000		DryShips, Inc	732,960
187,045		Globus Maritime Ltd	134,191
69,090		Omega Navigation Enterprises, Inc (Class A)	255,633
		TOTAL WATER TRANSPORTATION	1,553,761

WHOLESALE TRADE-DURABLE GOODS - 0.53%
100,000	*	Arrow Electronics, Inc	1,906,000
107,000		BorgWarner, Inc	2,172,100
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,078,100

WHOLESALE TRADE-NONDURABLE GOODS - 0.32%
19,658	*	Clearwater Paper Corp	157,854
127,000	*	Dean Foods Co	2,296,160
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,454,014

		TOTAL COMMON STOCKS	752,392,992
		(Cost $1,053,062,027)

RIGHTS / WARRANTS - 0.01%
NONDEPOSITORY INSTITUTIONS - 0.01%
116,440		Heckmann Corp	88,494
		TOTAL NONDEPOSITORY INSTITUTIONS	88,494

WATER TRANSPORTATION - 0.00%
370,490		Global Ship Lease, Inc	25,934
		TOTAL WATER TRANSPORTATION	25,934

		TOTAL RIGHTS / WARRANTS	114,428
		(Cost $595,539)

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE
		TOTAL INVESTMENTS - 96.92%	$752,507,420
		(Cost $1,053,657,566)
		OTHER ASSETS AND LIABILITIES, NET - 3.08%	23,938,713
		NET ASSETS - 100.00%	$776,446,133

		The following abbreviations are used in portfolio description:
		ADR - American Depositary Receipt
		plc - Public Limited Company

	*	Non-income producing
	g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may
		be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2009
		the value of these securities amounted to $0 or 0.00% of net assets.
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS
SMALL-CAP EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.77%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.13%
15,406		Cal-Maine Foods, Inc	$344,940
175		Seaboard Corp	176,750
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	521,690

AMUSEMENT AND RECREATION SERVICES - 0.68%
56,461	*	Bally Technologies, Inc	1,040,012
20,357		Dover Downs Gaming & Entertainment, Inc	62,496
85,200	*	Pinnacle Entertainment, Inc	599,808
14,100		Speedway Motorsports, Inc	166,662
12,306	*	Town Sports International Holdings, Inc	36,795
37,700	*	WMS Industries, Inc	788,307
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,694,080

APPAREL AND ACCESSORY STORES - 2.85%
65,836	*	Aeropostale, Inc	1,748,603
19,850		Buckle, Inc	633,811
36,600	*	Carter's, Inc	688,446
41,904		Cato Corp (Class A)	766,005
75,318	*	Charlotte Russe Holding, Inc	613,842
109,600	*	Charming Shoppes, Inc	153,440
64,622	*	Chico's FAS, Inc	347,020
40,200	*	Children's Place Retail Stores, Inc	879,978
49,820		Christopher & Banks Corp	203,764
88,400	*	Collective Brands, Inc	861,016
34,819	*	Dress Barn, Inc	427,926
114,578		Finish Line, Inc (Class A)	758,506
45,095	*	HOT Topic, Inc	504,613
220,432	*	New York & Co, Inc	782,534
33,000	*	Pacific Sunwear Of California, Inc	54,780
93,800		Stage Stores, Inc	945,504
256,485	*	Wet Seal, Inc (Class A)	861,790
		TOTAL APPAREL AND ACCESSORY STORES	11,231,578

APPAREL AND OTHER TEXTILE PRODUCTS - 0.54%
41,063	*	Gymboree Corp	876,695
2,653	*	Maidenform Brands, Inc	24,301
112,000	*	Quiksilver, Inc	143,360
19,633	*	True Religion Apparel, Inc	231,866
35,310	*	Warnaco Group, Inc	847,440
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	2,123,662

AUTO REPAIR, SERVICES AND PARKING - 0.25%
54,364	*	Wright Express Corp	990,512
		TOTAL AUTO REPAIR, SERVICES AND PARKING	990,512

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 11.72%
658,365	*	3Com Corp	$2,034,349
10,706		Aaron Rents, Inc	285,422
25,000	*	ACI Worldwide, Inc	468,750
144,141	*	Actuate Corp	441,071
109,364		Acxiom Corp	809,294
57,265		Administaff, Inc	1,210,009
67,749	*	American Reprographics Co	239,831
62,400	*	AMN Healthcare Services, Inc	318,240
37,600	*	ArcSight, Inc	480,152
177,624	*	Art Technology Group, Inc	452,941
1,000	*	Blackboard, Inc	31,740
18,400	*	Bottomline Technologies, Inc	121,072
12,500		Brady Corp (Class A)	220,375
14,500	*	CACI International, Inc (Class A)	529,105
9,300	*	Capella Education Co	492,900
97,471	*	Ciber, Inc	266,096
46,200	*	Cogent, Inc	549,780
35,181	*	Commvault Systems, Inc	385,936
63,869		Compass Diversified Trust	569,711
34,607	*	CSG Systems International, Inc	494,188
21,735	*	Cybersource Corp	321,895
44,900		Deluxe Corp	432,387
61,955	*	Dice Holdings, Inc	172,235
25,973	*	Digital River, Inc	774,515
59,100	*	DynCorp International, Inc (Class A)	787,803
192,054	*	Earthlink, Inc	1,261,795
3,400	*	Eclipsys Corp	34,476
21,600	*	Forrester Research, Inc	444,096
96,880	*	Gartner, Inc	1,066,649
69,666	*	Gerber Scientific, Inc	166,502
205,573	*	Global Cash Access, Inc	785,289
57,977	*	Global Sources Ltd	225,532
47,796	*	Hackett Group, Inc	96,548
3,600		Heidrick & Struggles International, Inc	63,864
13,773	*	HMS Holdings Corp	453,132
28,700		iGate Corp	92,988
28,256	*	Informatica Corp	374,675
16,276		Infospace, Inc	84,635
2,313	*	Integral Systems, Inc	19,892
20,900	*	Interactive Intelligence, Inc	189,354
49,539	*	inVentiv Health, Inc	404,238
9,200		Jack Henry & Associates, Inc	150,144
50,100	*	JDA Software Group, Inc	578,655
30,670	*	Kenexa Corp	165,311
8,400	*	Keynote Systems, Inc	66,612
21,852	*	Korn/Ferry International	197,979
20,400	*	Liquidity Services, Inc	142,596
6,551	*	Mantech International Corp (Class A)	274,487
833	*	Mastech Holdings, Inc	1,691

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,000	*	MicroStrategy, Inc (Class A)	$170,950
18,100	*	MODUSLINK GLOBAL SOLUTIONS,Inc	46,879
1,100	*	Monotype Imaging Holdings, Inc	4,114
144,913	*	MPS Group, Inc	862,232
17,831	*	NCI, Inc (Class A)	463,606
36,574	*	Ness Technologies, Inc	107,893
26,200	*	NetFlix, Inc	1,124,504
10,000	*	Netscout Systems, Inc	71,600
12,100		NIC, Inc	62,920
70,083	*	On Assignment, Inc	189,925
12,000	*	Online Resources Corp	50,520
122,859	*	Parametric Technology Corp	1,226,133
31,200		Pegasystems, Inc	579,384
96,950	*	Perficient, Inc	523,530
108,394	*	Perot Systems Corp (Class A)	1,396,115
81,600	*	Premiere Global Services, Inc	719,712
53,772	*	Progress Software Corp	933,482
21,539	*	PROS Holdings, Inc	100,156
75,994	*	Quest Software, Inc	963,604
26,800	*	Rackspace Hosting, Inc	200,732
50,000	*	RealNetworks, Inc	116,500
83,016	*	Rent-A-Center, Inc	1,608,020
167,634	*	S1 Corp	863,315
290,624	*	Sapient Corp	1,299,089
22,400	*	SonicWALL, Inc	99,904
7,400	*	Sonus Networks, Inc	11,618
38,703	*	SPSS, Inc	1,100,326
59,128	*	Sybase, Inc	1,790,987
70,430	*	SYKES Enterprises, Inc	1,171,251
51,261	*	SYNNEX Corp	1,008,304
102,622	*	TeleTech Holdings, Inc	1,117,554
307,548	*	TIBCO Software, Inc	1,805,307
55,122	*	TNS, Inc	450,898
32,200	*	TrueBlue, Inc	265,650
139,846		United Online, Inc	623,713
70,700	*	Valueclick, Inc	601,657
30,252	*	Vasco Data Security International	174,554
36,200		Viad Corp	511,144
34,132	*	Virtusa Corp	211,618
15,700	*	Websense, Inc	188,400
166,652	*	Wind River Systems, Inc	1,066,573
		TOTAL BUSINESS SERVICES	46,115,310

CHEMICALS AND ALLIED PRODUCTS - 6.89%
30,268	*	Acorda Therapeutics, Inc	599,609
99,900	*	Adolor Corp	203,796
40,122	*	Albany Molecular Research, Inc	378,350
58,840	*	Alexion Pharmaceuticals, Inc	2,215,914
114,610	*	Alkermes, Inc	1,390,219
41,337	*	Allos Therapeutics, Inc	255,463
46,535	*	Alnylam Pharmaceuticals, Inc	886,026
10,900	*	AMAG Pharmaceuticals, Inc	400,793

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
55,449	*	Arena Pharmaceuticals, Inc	$166,901
41,780	*	Auxilium Pharmaceuticals, Inc	1,158,142
24,100	*	Calgon Carbon Corp	341,497
16,600	*	Caraco Pharmaceutical Laboratories Ltd	58,432
6,591	*	Chattem, Inc	369,426
25,426	*	Cubist Pharmaceuticals, Inc	415,969
41,900	*	Cypress Bioscience, Inc	297,909
79,900	*	Dendreon Corp	335,580
49,300	*	Emergent Biosolutions, Inc	666,043
14,525	*	Facet Biotech Corp	137,988
84,446	*	Halozyme Therapeutics, Inc	461,075
3,575	*	Idenix Pharmaceuticals, Inc	11,011
8,000	*	Idera Pharmaceuticals, Inc	51,760
39,078	*	Immucor, Inc	982,812
52,337	*	Immunogen, Inc	371,593
58,473		Innophos Holdings, Inc	659,575
63,082		Innospec, Inc	237,819
80,957	*	Inspire Pharmaceuticals, Inc	328,685
7,700		Inter Parfums, Inc	44,891
27,950	*	InterMune, Inc	459,498
38,925		Koppers Holdings, Inc	565,191
6,300	*	Landec Corp	35,091
6,738		Martek Biosciences Corp	122,969
66,439	*	Medicines Co	720,199
5,963		Meridian Bioscience, Inc	108,050
40,900		Minerals Technologies, Inc	1,310,845
38,800	*	Neurocrine Biosciences, Inc	137,740
14,579		NewMarket Corp	645,850
16,200	*	Noven Pharmaceuticals, Inc	153,576
151,500	*	NPS Pharmaceuticals, Inc	636,300
63,250	*	Obagi Medical Products, Inc	340,285
41,600		Olin Corp	593,632
45,800	*	Onyx Pharmaceuticals, Inc	1,307,590
27,753	*	OSI Pharmaceuticals, Inc	1,061,830
5,000	*	Pain Therapeutics, Inc	21,000
32,600	*	Parexel International Corp	317,198
111,200		PDL BioPharma, Inc	787,296
27,244	*	PetMed Express, Inc	448,981
36,000	*	Pozen, Inc	220,320
34,300	*	Prestige Brands Holdings, Inc	177,674
142,750	*	Questcor Pharmaceuticals, Inc	702,330
3,600	*	Salix Pharmaceuticals Ltd	34,200
20,000		Sensient Technologies Corp	470,000
20,141		Stepan Co	549,849
12,120	*	United Therapeutics Corp	801,011
36,800	*	Valeant Pharmaceuticals International	654,672
53,700	*	Viropharma, Inc	281,925
		TOTAL CHEMICALS AND ALLIED PRODUCTS	27,092,380

COAL MINING - 0.05%
68,500	*	International Coal Group, Inc	110,285

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
11,227	*	Westmoreland Coal Co	$80,498
		TOTAL COAL MINING	190,783

COMMUNICATIONS - 2.30%
33,826		Adtran, Inc	548,319
16,894	*	Anixter International, Inc	535,202
30,525		Atlantic Tele-Network, Inc	585,470
402,125	*	Cincinnati Bell, Inc	924,888
36,173	*	Cox Radio, Inc (Class A)	148,309
1	*	FiberTower Corp	0
64,835	*	Global Crossing Ltd	453,845
16,200	*	Hughes Communications, Inc	194,886
61,428	*	j2 Global Communications, Inc	1,344,659
6,800	*	Neutral Tandem, Inc	167,348
76,400	*	Novatel Wireless, Inc	429,368
37,790		NTELOS Holdings Corp	685,511
69,300	*	Syniverse Holdings, Inc	1,092,168
65,755	*	TeleCommunication Systems, Inc (Class A)	602,973
74,700	*	TiVo, Inc	525,888
73,216		USA Mobility, Inc	674,319
99,427	*	Virgin Mobile USA, Inc (Class A)	128,261
		TOTAL COMMUNICATIONS	9,041,414

DEPOSITORY INSTITUTIONS - 9.46%
17,200		1st Source Corp	310,460
7,139		Ameris Bancorp	33,625
13,502		Bancfirst Corp	491,473
66,173		Banco Latinoamericano de Exportaciones S.A. (Class E)	620,041
18,077		BancTrust Financial Group, Inc	114,427
900		Bank Mutual Corp	8,154
26,515		Bank of the Ozarks, Inc	611,966
17,800	*	Beneficial Mutual Bancorp, Inc	175,330
32,600		Berkshire Hills Bancorp, Inc	747,192
78,450		Brookline Bancorp, Inc	745,275
16,298		City Holding Co	444,772
74,400		Community Bank System, Inc	1,246,200
83,230		CVB Financial Corp	551,815
46,300		Dime Community Bancshares	434,294
23,400	*	Dollar Financial Corp	222,768
41,900		East West Bancorp, Inc	191,483
3,780		First Bancorp	45,247
59,400		First Commonwealth Financial Corp	526,878
61,929		First Financial Bancorp	590,183
21,640		First Financial Bankshares, Inc	1,042,399
8,365		First Financial Holdings, Inc	63,992
24,800		First Merchants Corp	267,592
140,803		First Niagara Financial Group, Inc	1,534,753
87,102		FirstMerit Corp	1,585,256
6,800		Flushing Financial Corp	40,936
33,100		FNB Corp	253,877
2		Fulton Financial Corp	13
39,301		Hancock Holding Co	1,229,335
15,700		IBERIABANK Corp	721,258

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
12,300		Independent Bank Corp	$181,425
19,000		International Bancshares Corp	148,200
27,620		Lakeland Bancorp, Inc	221,789
5,500		Lakeland Financial Corp	105,545
33,171		MainSource Financial Group, Inc	266,695
30,400		Nara Bancorp, Inc	89,376
69,605		National Penn Bancshares, Inc	577,722
55,730		NBT Bancorp, Inc	1,205,997
96,520	*	Net 1 UEPS Technologies, Inc	1,468,069
92,470		NewAlliance Bancshares, Inc	1,085,598
20,152		Northwest Bancorp, Inc	340,569
6,367		Old Second Bancorp, Inc	40,430
49,058	*	Pinnacle Financial Partners, Inc	1,163,165
62,553		Prosperity Bancshares, Inc	1,710,825
77,118		Provident Financial Services, Inc	833,646
8,652		Provident New York Bancorp	73,975
2,914		Renasant Corp	36,600
17,218		Republic Bancorp, Inc (Class A)	321,460
14,679		S.Y. Bancorp, Inc	356,700
16,129		SCBT Financial Corp	337,096
36,300	*	Signature Bank	1,024,749
30,343		Simmons First National Corp (Class A)	764,340
6,634		Southside Bancshares, Inc	125,383
19,464		Southwest Bancorp, Inc	182,572
60,897		Sterling Bancorp	602,880
38,538		Sterling Bancshares, Inc	252,039
12,648		Suffolk Bancorp	328,722
69,432	*	Sun Bancorp, Inc	360,352
31,200		Susquehanna Bancshares, Inc	291,096
34,500	*	SVB Financial Group	690,345
8,892		Tompkins Trustco, Inc	382,356
28,400		Trico Bancshares	475,416
44,500		Trustco Bank Corp NY	267,890
33,196		Trustmark Corp	610,142
46,923		UMB Financial Corp	1,993,758
18,464		Umpqua Holdings Corp	167,284
40,358		United Financial Bancorp, Inc	528,286
5,400		Washington Trust Bancorp, Inc	87,750
13,400		WesBanco, Inc	305,922
33,999		Westamerica Bancorporation	1,548,994
42,780		Westfield Financial, Inc	376,464
83,562		Wilshire Bancorp, Inc	431,180
		TOTAL DEPOSITORY INSTITUTIONS	37,213,796

EATING AND DRINKING PLACES - 2.21%
32,850	*	AFC Enterprises	148,154
56,684		Bob Evans Farms, Inc	1,270,855
51,700	*	California Pizza Kitchen, Inc	676,236
40,889	*	CEC Entertainment, Inc	1,058,207
101,700	*	Cheesecake Factory	1,164,465
11,200		CKE Restaurants, Inc	94,080
203,203	*	Denny's Corp	339,349

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
5,400	*	Einstein Noah Restaurant Group, Inc	$31,482
23,600	*	Jack in the Box, Inc	549,644
45,728	*	Papa John's International, Inc	1,045,799
30,900	*	PF Chang's China Bistro, Inc	706,992
45,000	*	Texas Roadhouse, Inc (Class A)	428,850
234,300		Wendy's/Arby's Group, Inc (Class A)	1,178,529
		TOTAL EATING AND DRINKING PLACES	8,692,642

EDUCATIONAL SERVICES - 0.51%
18,350	*	American Public Education, Inc	771,801
62,951	*	Corinthian Colleges, Inc	1,224,397
5	*	Lincoln Educational Services Corp	92
		TOTAL EDUCATIONAL SERVICES	1,996,290

ELECTRIC, GAS, AND SANITARY SERVICES - 5.06%
51,039		Avista Corp	703,317
21,830		California Water Service Group	913,804
9,200		Chesapeake Utilities Corp	280,416
16,244	*	Clean Harbors, Inc	779,712
93,600	*	El Paso Electric Co	1,318,824
34,930		Idacorp, Inc	815,965
11,900		ITC Holdings Corp	519,078
21,415		Laclede Group, Inc	834,757
5,300		MGE Energy, Inc	166,261
17,970		New Jersey Resources Corp	610,621
45,430		Nicor, Inc	1,509,639
7,615		Northwest Natural Gas Co	330,643
71,776		NorthWestern Corp	1,541,748
12,404		Piedmont Natural Gas Co, Inc	321,140
43,700	*	Pike Electric Corp	404,225
61,706		Portland General Electric Co	1,085,409
37,589		South Jersey Industries, Inc	1,315,615
75,727		Southwest Gas Corp	1,595,568
61,503		UIL Holdings Corp	1,372,747
9,500		Unisource Energy Corp	267,805
22,300	*	Waste Connections, Inc	573,110
6,300	*	Waste Services, Inc	26,964
55,780		Westar Energy, Inc	977,823
51,008		WGL Holdings, Inc	1,673,062
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	19,938,253

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.89%
11,600	*	Actel Corp	117,392
4,540		Acuity Brands, Inc	102,332
256,356	*	Amkor Technology, Inc	687,034
205,610	*	Applied Micro Circuits Corp	999,265
203,176	*	Arris Group, Inc	1,497,406
32,200	*	Atheros Communications, Inc	472,052
23,100	*	AZZ, Inc	609,609
72,580	*	Benchmark Electronics, Inc	812,896
84,900	*	BigBand Networks, Inc	556,095
29,166	*	Ceradyne, Inc	528,780

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
19,800	*	Checkpoint Systems, Inc	$177,606
64,198		CTS Corp	231,755
25,540		Cubic Corp	646,928
13,353	*	Energy Conversion Devices, Inc	177,194
88,612	*	EnerSys	1,073,977
232,744	*	Exide Technologies	698,232
106,223	*	GrafTech International Ltd	654,334
132,100	*	GT Solar International, Inc	877,144
142,000	*	Harmonic, Inc	923,000
30,261	*	Infinera Corp	223,931
43,350	*	InterDigital, Inc	1,119,297
37,100		IXYS Corp	299,026
287,920	*	Lattice Semiconductor Corp	397,330
73,065		Methode Electronics, Inc	261,573
112,800	*	Microsemi Corp	1,308,480
93,895	*	Microtune, Inc	170,889
14,946	*	MIPS Technologies, Inc	43,792
23,725	*	Moog, Inc (Class A)	542,591
74,430	*	Multi-Fineline Electronix, Inc	1,253,401
2,700	*	NVE Corp	77,787
60,444	*	Omnivision Technologies, Inc	406,184
39,521	*	Oplink Communications, Inc	304,312
40,979	*	OSI Systems, Inc	625,340
82,240	*	Pericom Semiconductor Corp	601,174
41,600	*	Photronics, Inc	39,936
46,500		Plantronics, Inc	561,255
57,288	*	Plexus Corp	791,720
199,134	*	PMC - Sierra, Inc	1,270,475
62,455	*	Polycom, Inc	961,182
7,612	*	Powell Industries, Inc	268,780
13,400		Raven Industries, Inc	278,452
780,528	*	Sanmina-SCI Corp	238,061
61,590	*	Semtech Corp	822,227
245,425	*	Silicon Image, Inc	589,020
183,689	*	Silicon Storage Technology, Inc	303,087
175,650	*	Skyworks Solutions, Inc	1,415,739
12,456	*	Starent Networks Corp	196,929
24,840	*	Synaptics, Inc	664,718
44,300	*	Tekelec	586,089
55,990	*	Tessera Technologies, Inc	748,586
68,600	*	Trident Microsystems, Inc	100,156
265,324	*	Triquint Semiconductor, Inc	655,350
49,867	*	TTM Technologies, Inc	289,229
6,700	*	Universal Electronics, Inc	121,270
7,700	*	Utstarcom, Inc	6,006
10,700	*	Viasat, Inc	222,774
48,067	*	Volterra Semiconductor Corp	405,685
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	31,014,864

ENGINEERING AND MANAGEMENT SERVICES - 3.66%
15,000	*	Affymax, Inc	241,650
10,134	*	Ariad Pharmaceuticals, Inc	12,059

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
91,300	*	Celera Corp	$696,619
39,800	*	CV Therapeutics, Inc	791,224
4,131	*	Exelixis, Inc	19,003
33,209	*	Exponent, Inc	841,184
20,500	*	Furmanite Corp	63,755
75,100	*	Incyte Corp	175,734
99,260	*	Isis Pharmaceuticals, Inc	1,489,893
35,181	*	Luminex Corp	637,480
800		MAXIMUS, Inc	31,888
76,100	*	Maxygen, Inc	517,480
24,632	*	Michael Baker Corp	640,432
66,040	*	Myriad Genetics, Inc	3,002,838
43,625	*	PRG-Schultz International, Inc	123,895
71,472	*	Regeneron Pharmaceuticals, Inc	990,602
67,879	*	Repligen Corp	325,140
82,657	*	Seattle Genetics, Inc	814,998
17,950	*	Sequenom, Inc	255,249
44,727	*	Tetra Tech, Inc	911,536
3,900		VSE Corp	104,130
34,891		Watson Wyatt & Co Holdings (Class A)	1,722,569
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	14,409,358

FABRICATED METAL PRODUCTS - 1.13%
53,367	*	Bway Holding Co	421,066
101,448	*	Chart Industries, Inc	799,410
52,000		CIRCOR International, Inc	1,171,040
44,205		Gulf Island Fabrication, Inc	354,082
25,000		Insteel Industries, Inc	174,000
27,847		Silgan Holdings, Inc	1,463,082
38,027	*	Trimas Corp	66,547
		TOTAL FABRICATED METAL PRODUCTS	4,449,227

FISHING, HUNTING, AND TRAPPING - 0.01%
7,157	*	HQ Sustainable Maritime Industries, Inc	54,751
		TOTAL FISHING, HUNTING, AND TRAPPING	54,751

FOOD AND KINDRED PRODUCTS - 1.67%
27,800	*	AgFeed Industries, Inc	62,828
265	*	Central Garden & Pet Co	2,017
183,254	*	Darling International, Inc	679,872
40,795		Flowers Foods, Inc	957,867
24,817		J&J Snack Foods Corp	858,420
23,100		Lancaster Colony Corp	958,188
15,800		Lance, Inc	328,956
15,111	*	National Beverage Corp	138,568
6,500	*	Omega Protein Corp	17,160
6,600	*	Peet's Coffee & Tea, Inc	142,692
34,816	*	Ralcorp Holdings, Inc	1,875,886
15,000		Sanderson Farms, Inc	563,250
		TOTAL FOOD AND KINDRED PRODUCTS	6,585,704

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.67%
6,500		Ingles Markets, Inc (Class A)	$97,045
52,200	*	Pantry, Inc	919,242
30,336		Ruddick Corp	681,043
8,000		Village Super Market (Class A)	249,360
21,900		Weis Markets, Inc	679,776
		TOTAL FOOD STORES	2,626,466

FURNITURE AND FIXTURES - 0.31%
61,285		Herman Miller, Inc	653,298
35,500		HNI Corp	369,200
30,627		Kimball International, Inc (Class B)	200,913
		TOTAL FURNITURE AND FIXTURES	1,223,411

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
127,625		Knoll, Inc	782,341
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	782,341

GENERAL BUILDING CONTRACTORS - 0.52%
12,000		Brookfield Homes Corp	41,400
64,010	*	Hovnanian Enterprises, Inc (Class A)	99,856
25,800		M/I Homes, Inc	180,342
28,600	*	Meritage Homes Corp	326,612
10,000	*	Palm Harbor Homes, Inc	22,300
55,623	*	Perini Corp	684,162
36,309		Ryland Group, Inc	604,908
93,300	*	Standard-Pacific Corp	82,104
		TOTAL GENERAL BUILDING CONTRACTORS	2,041,684

GENERAL MERCHANDISE STORES - 0.61%
47,900		Casey's General Stores, Inc	1,277,014
51,425	*	Conn's, Inc	722,007
50,000		Dillard's, Inc (Class A)	285,000
84,677	*	Retail Ventures, Inc	128,709
		TOTAL GENERAL MERCHANDISE STORES	2,412,730

HEALTH SERVICES - 1.42%
11,300	*	Amedisys, Inc	310,637
55,955	*	CryoLife, Inc	289,847
18,200	*	Genoptix, Inc	496,496
21,200	*	Gentiva Health Services, Inc	322,240
27,200	*	Healthsouth Corp	241,536
11,184	*	Immunomedics, Inc	10,737
39,829	*	Kindred Healthcare, Inc	595,444
21,500	*	LHC Group, Inc	479,020
18,796	*	Life Sciences Research, Inc	134,767
45,830	*	Magellan Health Services, Inc	1,670,045
32,500	*	Nighthawk Radiology Holdings, Inc	87,750
4,983	*	Odyssey HealthCare, Inc	48,335
20,000	*	Psychiatric Solutions, Inc	314,600
41,800	*	Skilled Healthcare Group, Inc (Class A)	343,178
30,100	*	Sun Healthcare Group, Inc	254,044

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
		TOTAL HEALTH SERVICES	$5,598,676

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.65%
31,478		Granite Construction, Inc	1,179,796
24,240	*	LB Foster Co (Class A)	601,879
96,943	*	Matrix Service Co	796,871
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,578,546

HOLDING AND OTHER INVESTMENT OFFICES - 6.43%
36,763		Agree Realty Corp	576,811
80,900		Anworth Mortgage Asset Corp	495,917
355,489		Ashford Hospitality Trust, Inc	547,453
25,400		Associated Estates Realty Corp	144,272
31,400		BioMed Realty Trust, Inc	212,578
108,628		Capital Lease Funding, Inc	213,997
69,500		Capstead Mortgage Corp	746,430
30,300		Cedar Shopping Centers, Inc	52,722
54,370		Corporate Office Properties Trust	1,350,007
25,700		Cousins Properties, Inc	165,508
20,600		Danvers Bancorp, Inc	284,486
75,400		DCT Industrial Trust, Inc	239,018
121,990		DiamondRock Hospitality Co	489,180
21,730		EastGroup Properties, Inc	609,961
83,414		Education Realty Trust, Inc	291,115
13,600		Entertainment Properties Trust	214,336
21,800		Equity Lifestyle Properties, Inc	830,580
30,800		Extra Space Storage, Inc	169,708
60,000		FelCor Lodging Trust, Inc	81,600
68,500		First Potomac Realty Trust	503,475
14,000		Franklin Street Properties Corp	172,200
24,276		Getty Realty Corp	445,465
26,800		Healthcare Realty Trust, Inc	401,732
94,100		Hersha Hospitality Trust	178,790
28,600		Highwoods Properties, Inc	612,612
27,035		Home Properties, Inc	828,623
52,293		iShares Russell 2000 Index Fund	2,193,168
39,140		Kite Realty Group Trust	95,893
60,719		LTC Properties, Inc	1,065,011
145,900		MFA Mortgage Investments, Inc	857,892
44,253		Mid-America Apartment Communities, Inc	1,364,320
28,550		Mission West Properties, Inc	182,720
36,252		National Retail Properties, Inc	574,232
62,643		NorthStar Realty Finance Corp	145,332
30,980		Omega Healthcare Investors, Inc	436,198
42,235		One Liberty Properties, Inc	148,667
40,040		Potlatch Corp	928,528
49,800		Prospect Capital Corp	424,296
35,406		PS Business Parks, Inc	1,304,711
57,350		Realty Income Corp	1,079,327
75,083		Resource Capital Corp	228,252
4,050		Saul Centers, Inc	93,029
89,850		Senior Housing Properties Trust	1,259,697

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
18,391		Sovran Self Storage, Inc	$369,291
132,100		Strategic Hotels & Resorts, Inc	91,149
4,014		Sun Communities, Inc	47,486
122,218		Sunstone Hotel Investors, Inc	321,433
11,552		Tanger Factory Outlet Centers, Inc	356,495
19,657		Urstadt Biddle Properties, Inc (Class A)	263,797
40,317		U-Store-It Trust	81,440
31,040		Washington Real Estate Investment Trust	536,992
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	25,307,932

HOTELS AND OTHER LODGING PLACES - 0.23%
23,808	*	Gaylord Entertainment Co	198,321
11,400	*	Isle of Capri Casinos, Inc	60,306
7,100	*	Riviera Holdings Corp	7,242
31,650	*	Vail Resorts, Inc	646,609
		TOTAL HOTELS AND OTHER LODGING PLACES	912,478

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.99%
11,800		Alamo Group, Inc	125,788
58,878	*	Altra Holdings, Inc	228,447
37,035		Ampco-Pittsburgh Corp	491,084
27,467		Black Box Corp	648,496
9,100	*	Bolt Technology Corp	64,701
227,137	*	Cirrus Logic, Inc	854,035
35,223	*	Columbus McKinnon Corp	307,145
10,000	*	Dril-Quip, Inc	307,000
115,572	*	Emulex Corp	581,327
49,874	*	ENGlobal Corp	226,428
51,614	*	EnPro Industries, Inc	882,599
222,000	*	Entegris, Inc	190,920
280,440	*	Extreme Networks, Inc	426,269
15,265		Graham Corp	136,927
34,800	*	Intermec, Inc	361,920
13,612	*	Kadant, Inc	156,810
39,030	*	Kulicke & Soffa Industries, Inc	102,259
58,356	*	Micros Systems, Inc	1,094,174
4,449		Nacco Industries, Inc (Class A)	120,924
106,985	*	Netezza Corp	727,498
37,600	*	Netgear, Inc	453,080
32,900		NN, Inc	41,454
73,580	*	Riverbed Technology, Inc	962,426
67,510		Robbins & Myers, Inc	1,024,127
49,300		Sauer-Danfoss, Inc	120,292
6,000	*	Scansource, Inc	111,480
24,300		Standex International Corp	223,560
53,425	*	Super Micro Computer, Inc	262,851
48,400		Woodward Governor Co	541,112
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	11,775,133

INSTRUMENTS AND RELATED PRODUCTS - 5.23%
8,200	*	Accuray, Inc	41,246
47,200	*	American Medical Systems Holdings, Inc	526,280

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
10,300		American Science & Engineering, Inc	$574,740
15,322	*	Bio-Rad Laboratories, Inc (Class A)	1,009,720
55,052	*	Cantel Medical Corp	708,519
18,700	*	Coherent, Inc	322,575
60,150	*	Conmed Corp	866,762
39,270	*	Cyberonics, Inc	521,113
47,347	*	Cynosure, Inc (Class A)	288,343
53,185	*	Depomed, Inc	125,517
14,520	*	Dionex Corp	686,070
10,700	*	Esterline Technologies Corp	216,033
68,922	*	Fossil, Inc	1,082,075
7,200	*	Haemonetics Corp	396,576
56,239	*	I-Flow Corp	205,272
18,543	*	II-VI, Inc	318,569
57,550		Invacare Corp	922,527
8,300	*	IRIS International, Inc	95,699
34,332	*	Kensey Nash Corp	730,242
11,300	*	LaBarge, Inc	94,581
79,292	*	Lydall, Inc	235,497
38,700	*	Masimo Corp	1,121,526
75,001	*	Merit Medical Systems, Inc	915,762
3,727		Mine Safety Appliances Co	74,615
36,116		MTS Systems Corp	821,639
15,058	*	NuVasive, Inc	472,520
3,508	*	NxStage Medical, Inc	9,051
30,225	*	SonoSite, Inc	540,423
78,394		STERIS Corp	1,825,011
32,400	*	Symmetry Medical, Inc	204,444
45,429	*	Teledyne Technologies, Inc	1,212,045
45,990	*	Thoratec Corp	1,181,483
35,644	*	Varian, Inc	846,189
33,250	*	Vnus Medical Technologies, Inc	707,228
15,800	*	Volcano Corp	229,890
30,615	*	Zoll Medical Corp	439,631
3,352	*	Zygo Corp	15,386
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	20,584,799

INSURANCE AGENTS, BROKERS AND SERVICE - 0.18%
104,645	*	Crawford & Co (Class B)	703,214
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	703,214

INSURANCE CARRIERS - 4.82%
2,800	*	American Safety Insurance Holdings Ltd	32,228
44,080	*	AMERIGROUP Corp	1,213,963
77,845	*	Amerisafe, Inc	1,192,585
54,203	*	Argo Group International Holdings Ltd	1,633,137
83,192		Aspen Insurance Holdings Ltd	1,868,493
18,932		Assured Guaranty Ltd	128,170
34,600	*	Catalyst Health Solutions, Inc	685,772
63,375	*	Centene Corp	1,142,018
54,950	*	CNA Surety Corp	1,013,278
48,500		Delphi Financial Group, Inc (Class A)	652,810

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
49,687	*	Hallmark Financial Services	$344,331
77,531	*	Healthspring, Inc	648,934
9,330		Infinity Property & Casualty Corp	316,567
17,140		IPC Holdings Ltd	463,466
12,618		Max Re Capital Ltd	217,534
177,169		Meadowbrook Insurance Group, Inc	1,080,731
33,798	*	Molina Healthcare, Inc	642,838
2,300		National Interstate Corp	38,893
40,209		Odyssey Re Holdings Corp	1,525,127
20,210		Platinum Underwriters Holdings Ltd	573,156
44,208	*	PMA Capital Corp (Class A)	184,347
2,031		Presidential Life Corp	15,821
12,820	*	ProAssurance Corp	597,668
2,179		Safety Insurance Group, Inc	67,723
43,400	*	SeaBright Insurance Holdings, Inc	453,964
16,135		State Auto Financial Corp	283,976
7,000		Tower Group, Inc	172,410
116,302	*	Universal American Financial Corp	985,078
33,350		Validus Holdings Ltd	789,728
		TOTAL INSURANCE CARRIERS	18,964,746

LEATHER AND LEATHER PRODUCTS - 0.45%
23,100	*	Genesco, Inc	434,973
23,700	*	Steven Madden Ltd	445,086
57,158		Wolverine World Wide, Inc	890,522
		TOTAL LEATHER AND LEATHER PRODUCTS	1,770,581

LEGAL SERVICES - 0.11%
14,706	*	Pre-Paid Legal Services, Inc	426,915
		TOTAL LEGAL SERVICES	426,915

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.28%
34,610	*	Emergency Medical Services Corp (Class A)	1,086,408
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	1,086,408

METAL MINING - 0.21%
17,300		Royal Gold, Inc	808,948
		TOTAL METAL MINING	808,948

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.38%
115,970		Callaway Golf Co	832,664
48,900	*	Jakks Pacific, Inc	603,915
8,788	*	RC2 Corp	46,313
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,482,892

MISCELLANEOUS RETAIL - 1.16%
140,191	*	1-800-FLOWERS.COM, Inc (Class A)	290,195
20,733	*	Bidz.com, Inc	83,347
45,537		Cash America International, Inc	713,109
8,432	*	CKX, Inc	34,571
90,834	*	Ezcorp, Inc (Class A)	1,050,949

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
46,197	*	Fuqi International, Inc	$217,126
43,278	*	Jo-Ann Stores, Inc	707,163
25,200	*	PC Connection, Inc	95,760
42,766		Systemax, Inc	552,537
26,477		World Fuel Services Corp	837,468
		TOTAL MISCELLANEOUS RETAIL	4,582,225

MOTION PICTURES - 0.37%
49,885		Cinemark Holdings, Inc	468,420
29,303		National CineMedia, Inc	386,214
70,740	*	tw telecom inc (Class A)	618,975
		TOTAL MOTION PICTURES	1,473,609

NONDEPOSITORY INSTITUTIONS - 0.34%
135,583		Advance America Cash Advance Centers, Inc	229,135
29,907		Apollo Investment Corp	104,076
55,600		Ares Capital Corp	269,104
68,275		Chimera Investment Corp	229,404
22,700		Kohlberg Capital Corp	69,462
12,000	*	Mitcham Industries, Inc	45,720
23,600	*	World Acceptance Corp	403,561
		TOTAL NONDEPOSITORY INSTITUTIONS	1,350,462

NONMETALLIC MINERALS, EXCEPT FUELS - 0.35%
24,340		Compass Minerals International, Inc	1,372,046
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,372,046

OIL AND GAS EXTRACTION - 2.23%
18,100	*	Abraxas Petroleum Corp	18,643
21,535	*	Approach Resources, Inc	133,517
38,674	*	Basic Energy Services, Inc	250,221
14,200	*	Bill Barrett Corp	315,808
38,252	*	Cal Dive International, Inc	258,966
28,750	*	Clayton Williams Energy, Inc	840,650
22,500	*	Complete Production Services, Inc	69,300
17,066	*	Comstock Resources, Inc	508,567
41,350	*	Concho Resources, Inc	1,058,146
27,085	*	Dawson Geophysical Co	365,648
253,602	*	Endeavour International Corp	220,634
40,200	*	EXCO Resources, Inc	402,000
15,800	*	Georesources, Inc	106,176
20,300	*	Goodrich Petroleum Corp	393,008
4,500	*	Gulfport Energy Corp	10,440
144,786	*	McMoRan Exploration Co	680,494
13,300		Panhandle Oil and Gas, Inc (Class A)	227,696
50,801		Penn Virginia Corp	557,795
20,900	*	Petroleum Development Corp	246,829
36,100	*	Pioneer Drilling Co	118,408
20,000	*	Union Drilling, Inc	76,000
199,610	*	Vaalco Energy, Inc	1,055,936

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
90,700	*	Willbros Group, Inc	$879,790
		TOTAL OIL AND GAS EXTRACTION	8,794,672

PAPER AND ALLIED PRODUCTS - 0.31%
28,556	*	Buckeye Technologies, Inc	60,824
34,323		Rock-Tenn Co (Class A)	928,437
12,200		Schweitzer-Mauduit International, Inc	225,212
		TOTAL PAPER AND ALLIED PRODUCTS	1,214,473

PERSONAL SERVICES - 0.25%
18,400		Regis Corp	265,880
30,100	*	Steiner Leisure Ltd	734,741
		TOTAL PERSONAL SERVICES	1,000,621

PETROLEUM AND COAL PRODUCTS - 0.89%
31,300		Alon USA Energy, Inc	428,810
125,022	*	CVR Energy, Inc	692,622
31,800		Delek US Holdings, Inc	329,448
369,392	*	Gran Tierra Energy, Inc	927,173
35,572		Quaker Chemical Corp	282,442
72,100		Western Refining, Inc	860,874
		TOTAL PETROLEUM AND COAL PRODUCTS	3,521,369

PRIMARY METAL INDUSTRIES - 0.97%
66,194		Belden CDT, Inc	828,087
44,000		Gibraltar Industries, Inc	207,680
20,864	*	Haynes International, Inc	371,796
13,527		Matthews International Corp (Class A)	389,713
55,100	*	Metalico, Inc	93,670
54,964		Mueller Industries, Inc	1,192,169
13,000		Olympic Steel, Inc	197,210
60,400		Worthington Industries, Inc	526,084
		TOTAL PRIMARY METAL INDUSTRIES	3,806,409

PRINTING AND PUBLISHING - 0.34%
7,900	*	ACCO Brands Corp	7,742
41,559	*	Consolidated Graphics, Inc	528,630
700		CSS Industries, Inc	11,900
9,453		Ennis, Inc	83,754
62,125		Standard Register Co	284,533
15,900	*	VistaPrint Ltd	437,091
		TOTAL PRINTING AND PUBLISHING	1,353,650

REAL ESTATE - 0.11%
70,400	*	LoopNet, Inc	428,032
1		Stewart Enterprises, Inc (Class A)	3
		TOTAL REAL ESTATE	428,035

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.58%
76,236		Schulman (A.), Inc	1,032,998
44,000		Titan International, Inc	221,320

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
59,780		Tupperware Corp	$1,015,662
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,269,980

SECURITY AND COMMODITY BROKERS - 1.23%
42,464	*	Duff & Phelps Corp	668,808
9,900		Fifth Street Finance Corp	76,626
147,035		GFI Group, Inc	471,982
4,000		Greenhill & Co, Inc	295,400
22,100	*	Interactive Brokers Group, Inc (Class A)	356,473
94,000	*	Knight Capital Group, Inc (Class A)	1,385,560
7,450	*	Stifel Financial Corp	322,660
81,883		SWS Group, Inc	1,271,643
		TOTAL SECURITY AND COMMODITY BROKERS	4,849,152

SOCIAL SERVICES - 0.01%
1,813	*	Res-Care, Inc	26,397
		TOTAL SOCIAL SERVICES	26,397

SPECIAL TRADE CONTRACTORS - 0.93%
13,088	*	AsiaInfo Holdings, Inc	220,533
6,500		Chemed Corp	252,850
106,989		Comfort Systems USA, Inc	1,109,476
72,941	*	Dycom Industries, Inc	422,328
82,170	*	EMCOR Group, Inc	1,410,859
16,300	*	Layne Christensen Co	261,941
		TOTAL SPECIAL TRADE CONTRACTORS	3,677,987

STONE, CLAY, AND GLASS PRODUCTS - 0.30%
69,700		Apogee Enterprises, Inc	765,306
15,000		CARBO Ceramics, Inc	426,600
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,191,906

TRANSPORTATION BY AIR - 1.06%
51,074	*	Alaska Air Group, Inc	897,370
20,430	*	Allegiant Travel Co	928,748
25,000	*	Bristow Group, Inc	535,750
167,022	*	Hawaiian Holdings, Inc	622,992
1,020	*	PHI, Inc	10,180
93,691		Skywest, Inc	1,165,516
		TOTAL TRANSPORTATION BY AIR	4,160,556

TRANSPORTATION EQUIPMENT - 1.85%
32,200	*	ATC Technology Corp	360,640
203,257		Brunswick Corp	701,237
71,412	*	Cogo Group, Inc	477,032
26,352		Ducommun, Inc	383,158
75,200	*	Force Protection, Inc	360,960
19,100	*	Fuel Systems Solutions, Inc	257,468
6,781		Heico Corp	164,778
26,800		Kaman Corp	336,072
12,700	*	LMI Aerospace, Inc	91,948
58,400	*	Orbital Sciences Corp	694,376

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
19,752		Polaris Industries, Inc	$423,483
50,120		Spartan Motors, Inc	201,482
8,217	*	TransDigm Group, Inc	269,846
33,835		Triumph Group, Inc	1,292,498
48,000		Westinghouse Air Brake Technologies Corp	1,266,240
		TOTAL TRANSPORTATION EQUIPMENT	7,281,218

TRANSPORTATION SERVICES - 0.23%
16,049	*	Dynamex, Inc	209,921
41,677	*	HUB Group, Inc (Class A)	708,509
		TOTAL TRANSPORTATION SERVICES	918,430

TRUCKING AND WAREHOUSING - 0.69%
17,576		Arkansas Best Corp	334,296
48,329	*	Marten Transport Ltd	902,786
45,828	*	Saia, Inc	547,645
62,100		Werner Enterprises, Inc	938,951
		TOTAL TRUCKING AND WAREHOUSING	2,723,678

WATER TRANSPORTATION - 0.20%
51,513	*	American Commercial Lines, Inc	163,296
29,700		Genco Shipping & Trading Ltd	366,498
7,600		Nordic American Tanker Shipping	222,680
10,000	*	Ultrapetrol Bahamas Ltd	27,000
		TOTAL WATER TRANSPORTATION	779,474

WHOLESALE TRADE-DURABLE GOODS - 1.08%
5,373		Applied Industrial Technologies, Inc	90,643
54,800	*	Beacon Roofing Supply, Inc	733,772
24,900		Castle (A.M.) & Co	222,108
33,799		Houston Wire & Cable Co	261,942
28,094	*	MWI Veterinary Supply, Inc	800,117
24,848		Owens & Minor, Inc	823,214
62,965	*	PSS World Medical, Inc	903,548
17,590	*	Solera Holdings, Inc	435,880
		TOTAL WHOLESALE TRADE-DURABLE GOODS	4,271,224

WHOLESALE TRADE-NONDURABLE GOODS - 1.59%
20,347		Aceto Corp	121,268
161,300	*	Alliance One International, Inc	619,392
105,436		Allscripts Healthcare Solutions, Inc	1,084,936
34,408	*	Clearwater Paper Corp	276,296
16,300	*	Fresh Del Monte Produce, Inc	267,646
52,027	*	LSB Industries, Inc	514,547
10,900		Nash Finch Co	306,181
58,918		Nu Skin Enterprises, Inc (Class A)	618,050
31,390	*	Perry Ellis International, Inc	108,609
38,593		Spartan Stores, Inc	594,718
31,700	*	Tractor Supply Co	1,143,103
22,200	*	United Stationers, Inc	623,376
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	6,278,122

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE
		TOTAL COMMON STOCKS	$392,769,889
		(Cost $546,001,113)

		TOTAL INVESTMENTS - 99.77%	392,769,889
		(Cost $546,001,113)
		OTHER ASSETS AND LIABILITIES, NET - 0.23%	903,569
		NET ASSETS - 100.00%	$393,673,458

	*	Non-income producing

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS
LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.16%

AMUSEMENT AND RECREATION SERVICES - 0.13%
5,162	*	Penn National Gaming, Inc	$124,662
268	*	Ticketmaster	989
16,243		Walt Disney Co	294,973
831		Warner Music Group Corp	1,953
		TOTAL AMUSEMENT AND RECREATION SERVICES	422,577

APPAREL AND ACCESSORY STORES - 0.67%
6,255		Abercrombie & Fitch Co (Class A)	148,869
8,965		American Eagle Outfitters, Inc	109,732
1,413	*	AnnTaylor Stores Corp	7,348
17,246		Gap, Inc	224,026
8,024	*	Hanesbrands, Inc	76,790
17,500	*	Kohl's Corp	740,599
13,016		Limited Brands, Inc	113,239
13,466		Nordstrom, Inc	225,556
9,985		Ross Stores, Inc	358,261
8,837	*	Urban Outfitters, Inc	144,662
		TOTAL APPAREL AND ACCESSORY STORES	2,149,082

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
4,539		Guess ?, Inc	95,682
3,608		Phillips-Van Heusen Corp	81,829
4,057		Polo Ralph Lauren Corp (Class A)	171,409
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	348,920

AUTO REPAIR, SERVICES AND PARKING - 0.02%
4,338	*	Hertz Global Holdings, Inc	17,048
1,237		Ryder System, Inc	35,020
		TOTAL AUTO REPAIR, SERVICES AND PARKING	52,068

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.38%
7,074		Advance Auto Parts	290,600
2,644	*	Autozone, Inc	429,967
16,511	*	Carmax, Inc	205,397
4,776	*	Copart, Inc	141,656
3,889	*	O'Reilly Automotive, Inc	136,154
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,203,774

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
9,601		Fastenal Co	308,720
5,195		Lowe's Cos, Inc	94,809
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	403,529

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 12.14%
44,544	*	Activision Blizzard, Inc	$465,930
39,532	*	Adobe Systems, Inc	845,589
2,030	*	Affiliated Computer Services, Inc (Class A)	97,217
12,941	*	Akamai Technologies, Inc	251,055
4,434	*	Alliance Data Systems Corp	163,836
5,688	*	Amdocs Ltd	105,342
6,422	*	Ansys, Inc	161,192
16,835	*	Autodesk, Inc	282,996
38,536		Automatic Data Processing, Inc	1,354,926
14,307	*	BMC Software, Inc	472,131
3,110		Brink's Co	82,291
3,140	*	Brink's Home Security Holdings, Inc	70,964
13,485		CA, Inc	237,471
5,207	*	Cerner Corp	228,952
13,845	*	Citrix Systems, Inc	313,451
2,482	*	Clear Channel Outdoor Holdings, Inc (Class A)	9,109
21,699	*	Cognizant Technology Solutions Corp (Class A)	451,122
11,177	*	Compuware Corp	73,656
2,238	*	DST Systems, Inc	77,480
82,494	*	eBay, Inc	1,036,125
23,513	*	Electronic Arts, Inc	427,701
4,692		Equifax, Inc	114,719
6,374	*	F5 Networks, Inc	133,535
3,261		Factset Research Systems, Inc	163,017
3,368		Fidelity National Information Services, Inc	61,298
12,243	*	Fiserv, Inc	446,380
17,598	*	Google, Inc (Class A)	6,125,160
1,998	*	HLTH Corp	20,679
3,137	*	IHS, Inc (Class A)	129,182
2,297		IMS Health, Inc	28,644
30,954	*	Interpublic Group of Cos, Inc	127,530
23,857	*	Intuit, Inc	644,139
13,165	*	Iron Mountain, Inc	291,868
38,890	*	Juniper Networks, Inc	585,683
5,008	*	Lamar Advertising Co (Class A)	48,828
341		Manpower, Inc	10,752
5,397		Mastercard, Inc (Class A)	903,890
10,321	*	McAfee, Inc	345,754
596,848		Microsoft Corp	10,964,098
9,023	*	Monster Worldwide, Inc	73,537
9,898	*	NCR Corp	78,689
10,610	*	Novell, Inc	45,199
14,243	*	Nuance Communications, Inc	154,679
21,654		Omnicom Group, Inc	506,704
289,538	*	Oracle Corp	5,231,952
13,807	*	Red Hat, Inc	246,317
10,776		Robert Half International, Inc	192,136
7,573	*	Salesforce.com, Inc	247,864
2,201	*	Sohu.com, Inc	90,923
11,880		Total System Services, Inc	164,063
11,026	*	Unisys Corp	5,844

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,784	*	VeriSign, Inc	$278,974
33,345		Visa, Inc (Class A)	1,853,982
3,156	*	VMware, Inc (Class A)	74,545
477	*	WebMD Health Corp (Class A)	10,637
102,446	*	Yahoo!, Inc	1,312,333
		TOTAL BUSINESS SERVICES	38,922,070

CHEMICALS AND ALLIED PRODUCTS - 12.78%
114,738		Abbott Laboratories	5,473,002
791	*	Abraxis Bioscience, Inc	37,715
15,659		Air Products & Chemicals, Inc	880,819
6,369		Albemarle Corp	138,653
1,216		Alberto-Culver Co	27,494
31,721		Avon Products, Inc	609,995
21,580	*	Biogen Idec, Inc	1,131,224
6,951	*	BioMarin Pharmaceuticals, Inc	85,845
134,369		Bristol-Myers Squibb Co	2,945,368
9,207		Celanese Corp (Series A)	123,098
34,062	*	Celgene Corp	1,512,353
4,941	*	Cephalon, Inc	336,482
3,679		CF Industries Holdings, Inc	261,687
2,359	*	Charles River Laboratories International, Inc	64,188
5,217		Church & Dwight Co, Inc	272,484
3,122		Clorox Co	160,721
37,750		Colgate-Palmolive Co	2,226,495
12,957		Ecolab, Inc	449,997
7,138		Eli Lilly & Co	238,481
7,043		Estee Lauder Cos (Class A)	173,610
2,032		FMC Corp	87,660
1,828	*	Forest Laboratories, Inc	40,143
19,867	*	Genzyme Corp	1,179,901
68,573	*	Gilead Sciences, Inc	3,176,301
1,701	*	Hospira, Inc	52,493
1,595		Huntsman Corp	4,992
4,510	*	Idexx Laboratories, Inc	155,956
5,940		International Flavors & Fragrances, Inc	180,932
3,051	*	Inverness Medical Innovations, Inc	81,248
7,697	*	Invitrogen Corp	249,999
55,097		Johnson & Johnson	2,898,102
45,635		Merck & Co, Inc	1,220,736
40,793		Monsanto Co	3,389,897
11,533		Mosaic Co	484,155
4,497	*	Mylan Laboratories, Inc	60,305
9,131		Nalco Holding Co	119,342
1,495	*	NBTY, Inc	21,050
5,722		Perrigo Co	142,077
1,089		PPG Industries, Inc	40,184
23,276		Praxair, Inc	1,566,242
83,140		Procter & Gamble Co	3,915,062
7,991		Rohm & Haas Co	630,010
120,542		Schering-Plough Corp	2,838,764
2,708		Scotts Miracle-Gro Co (Class A)	93,968

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,413	*	Sepracor, Inc	$108,675
7,449		Sherwin-Williams Co	387,125
5,059		Sigma-Aldrich Corp	191,180
12,061	*	Vertex Pharmaceuticals, Inc	346,513
6,295	*	Warner Chilcott Ltd (Class A)	66,223
4,041	*	Watson Pharmaceuticals, Inc	125,716
		TOTAL CHEMICALS AND ALLIED PRODUCTS	41,004,662

COAL MINING - 0.36%
5,796	*	Alpha Natural Resources, Inc	102,879
10,974		Arch Coal, Inc	146,722
13,389		Consol Energy, Inc	337,938
6,981		Massey Energy Co	70,648
19,972		Peabody Energy Corp	500,099
		TOTAL COAL MINING	1,158,286

COMMUNICATIONS - 2.06%
29,478	*	American Tower Corp (Class A)	897,016
2,980	*	Central European Media Enterprises Ltd (Class A)	34,151
4,910	*	Clearwire Corp (Class A)	25,287
60,865		Comcast Corp (Class A)	830,199
4,383	*	Crown Castle International Corp	89,457
5,845	*	CTC Media, Inc	26,653
40,599	*	DIRECTV Group, Inc	925,250
14,730	*	DISH Network Corp (Class A)	163,650
5,729		Embarq Corp	216,843
2,501	*	Equinix, Inc	140,431
6,527		Frontier Communications Corp	46,864
5,990		Global Payments, Inc	200,126
670	*	IAC/InterActiveCorp	10,204
306	*	Leap Wireless International, Inc	10,670
109,849	*	Level 3 Communications, Inc	101,061
9,608	*	Liberty Global, Inc (Class A)	139,892
38,435	*	Liberty Media Corp - Entertainment (Series A)	766,778
17,749	*	MetroPCS Communications, Inc	303,153
5,325	*	NeuStar, Inc (Class A)	89,194
12,093	*	NII Holdings, Inc (Class B)	181,395
55,599		Qwest Communications International, Inc	190,149
8,533	*	SBA Communications Corp (Class A)	198,819
3,089		Telephone & Data Systems, Inc	81,889
4,078		Time Warner Cable, Inc	101,132
444	*	US Cellular Corp	14,803
39,049	*	Viacom, Inc (Class B)	678,672
15,852		Windstream Corp	127,767
		TOTAL COMMUNICATIONS	6,591,505

DEPOSITORY INSTITUTIONS - 0.67%
707		Capitol Federal Financial	26,732
12,939		Hudson City Bancorp, Inc	151,257
6,930	*	Metavante Technologies, Inc	138,323
14,849		Northern Trust Corp	888,267
8,427		State Street Corp	259,383

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
55,076		Western Union Co	$692,305
		TOTAL DEPOSITORY INSTITUTIONS	2,156,267

EATING AND DRINKING PLACES - 1.95%
7,929		Brinker International, Inc	119,728
6,016		Burger King Holdings, Inc	138,067
2,472	*	Chipotle Mexican Grill, Inc (Class A)	164,091
10,285		Darden Restaurants, Inc	352,364
76,435		McDonald's Corp	4,171,058
13,744		Tim Hortons, Inc	348,685
35,216		Yum! Brands, Inc	967,736
		TOTAL EATING AND DRINKING PLACES	6,261,729

EDUCATIONAL SERVICES - 0.47%
9,466	*	Apollo Group, Inc (Class A)	741,471
4,759		DeVry, Inc	229,289
2,879	*	ITT Educational Services, Inc	349,568
1,087		Strayer Education, Inc	195,519
		TOTAL EDUCATIONAL SERVICES	1,515,847

ELECTRIC, GAS, AND SANITARY SERVICES - 2.11%
49,941	*	AES Corp	290,157
12,487		Allegheny Energy, Inc	289,324
27,001	*	Calpine Corp	183,877
14,741		Centerpoint Energy, Inc	153,749
13,602		Constellation Energy Group, Inc	281,017
8,652	*	Covanta Holding Corp	113,255
1,016		DPL, Inc	22,901
11,119		El Paso Corp	69,494
761		Energen Corp	22,168
10,030		Entergy Corp	682,943
24,385		Exelon Corp	1,106,834
7,546	*	Mirant Corp	86,024
6,321	*	NRG Energy, Inc	111,250
27,731		PPL Corp	796,157
37,800		Public Service Enterprise Group, Inc	1,113,965
4,576		Questar Corp	134,672
11,001		Republic Services, Inc	188,667
4,585		Sierra Pacific Resources	43,053
6,593	*	Stericycle, Inc	314,684
10,433		Waste Management, Inc	267,085
43,305		Williams Cos, Inc	492,811
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,764,087

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 10.72%
8,868	*	Advanced Micro Devices, Inc	27,047
22,685		Altera Corp	398,122
7,795		Ametek, Inc	243,750
12,750		Amphenol Corp (Class A)	363,248
21,560		Analog Devices, Inc	415,461
65,543	*	Apple Computer, Inc	6,889,880
20,872	*	Atmel Corp	75,765

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,851	*	Avnet, Inc	$84,941
853		AVX Corp	7,745
38,352	*	Broadcom Corp (Class A)	766,273
5,939	*	Ciena Corp	46,205
439,167	*	Cisco Systems, Inc	7,364,832
9,437		Cooper Industries Ltd (Class A)	244,041
3,093	*	Cree, Inc	72,778
12,479	*	Cypress Semiconductor Corp	84,483
3,868	*	Dolby Laboratories, Inc (Class A)	131,937
5,525		Eaton Corp	203,652
305	*	EchoStar Corp (Class A)	4,523
4,272	*	Energizer Holdings, Inc	212,276
3,292	*	First Solar, Inc	436,848
2,785		Harman International Industries, Inc	37,681
10,062		Harris Corp	291,194
4,686	*	Integrated Device Technology, Inc	21,321
367,930		Intel Corp	5,537,347
1,125	*	International Rectifier Corp	15,199
2,645		Intersil Corp (Class A)	30,418
10,455	*	JDS Uniphase Corp	33,979
7,194		L-3 Communications Holdings, Inc	487,753
2,128		Lincoln Electric Holdings, Inc	67,436
15,931		Linear Technology Corp	366,094
34,544	*	LSI Logic Corp	105,014
35,017	*	Marvell Technology Group Ltd	320,756
16,974	*	MEMC Electronic Materials, Inc	279,901
13,708		Microchip Technology, Inc	290,473
10,206	*	Micron Technology, Inc	41,436
2,545		Molex, Inc	34,968
16,668		National Semiconductor Corp	171,180
25,539	*	NetApp, Inc	378,999
1,826	*	Novellus Systems, Inc	30,366
40,378	*	Nvidia Corp	398,127
31,449	*	ON Semiconductor Corp	122,651
120,335		Qualcomm, Inc	4,682,235
7,598	*	Rambus, Inc	71,877
3,656	*	Silicon Laboratories, Inc	96,518
282,146	*	Sirius XM Radio, Inc	98,751
3,959	*	Sunpower Corp (Class A)	94,145
2,557	*	Sunpower Corp (Class B)	50,629
98,337		Texas Instruments, Inc	1,623,544
5,723	*	Varian Semiconductor Equipment Associates, Inc	123,960
21,186		Xilinx, Inc	405,924
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	34,383,683

ENGINEERING AND MANAGEMENT SERVICES - 1.32%
44,236		Accenture Ltd (Class A)	1,216,047
7,036	*	Aecom Technology Corp	183,499
10,634	*	Amylin Pharmaceuticals, Inc	124,950
2,792		Corporate Executive Board Co	40,484
13,001		Fluor Corp	449,185
4,946	*	Genpact Ltd	43,822

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,297	*	Gen-Probe, Inc	$195,857
7,316	*	Hewitt Associates, Inc (Class A)	217,724
9,054	*	Jacobs Engineering Group, Inc	350,028
10,149		KBR, Inc	140,158
17,002	*	McDermott International, Inc	227,657
24,340		Paychex, Inc	624,807
2,911	*	SAIC, Inc	54,348
6,347	*	Shaw Group, Inc	173,971
1,114	*	URS Corp	45,017
6,488	*	VCA Antech, Inc	146,304
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	4,233,858

FABRICATED METAL PRODUCTS - 0.30%
1,108	*	Alliant Techsystems, Inc	74,214
1,136		Aptargroup, Inc	35,375
933		Ball Corp	40,492
11,674	*	Crown Holdings, Inc	265,350
1,852		Illinois Tool Works, Inc	57,134
12,468		Parker Hannifin Corp	423,663
1,397		Valmont Industries, Inc	70,143
		TOTAL FABRICATED METAL PRODUCTS	966,371

FOOD AND KINDRED PRODUCTS - 4.00%
8,087		Campbell Soup Co	221,260
121,742		Coca-Cola Co	5,350,561
2,113		General Mills, Inc	105,396
13,210		H.J. Heinz Co	436,723
5,310	*	Hansen Natural Corp	191,160
5,777		Hershey Co	200,751
1,744		J.M. Smucker Co	64,999
10,562		Kellogg Co	386,886
3,529		McCormick & Co, Inc	104,353
1,524	*	Mead Johnson Nutrition Co	43,998
110,839		PepsiCo, Inc	5,705,991
1,742		Tyson Foods, Inc (Class A)	16,357
		TOTAL FOOD AND KINDRED PRODUCTS	12,828,435

FOOD STORES - 0.42%
22,074		Kroger Co	468,410
1,906	*	Panera Bread Co (Class A)	106,545
54,122	*	Starbucks Corp	601,296
10,136		Whole Foods Market, Inc	170,285
		TOTAL FOOD STORES	1,346,536

FORESTRY - 0.01%
547		Rayonier, Inc	16,530
		TOTAL FORESTRY	16,530

FURNITURE AND FIXTURES - 0.05%
979		Hill-Rom Holdings, Inc	9,682
6,125		Johnson Controls, Inc	73,500

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,221	*	Kinetic Concepts, Inc	$89,148
		TOTAL FURNITURE AND FIXTURES	172,330

FURNITURE AND HOME FURNISHINGS STORES - 0.52%
15,702	*	Bed Bath & Beyond, Inc	388,625
24,826		Best Buy Co, Inc	942,394
11,879	*	GameStop Corp (Class A)	332,850
947		Williams-Sonoma, Inc	9,546
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,673,415

GENERAL BUILDING CONTRACTORS - 0.04%
22	*	NVR, Inc	9,411
2,910		Pulte Homes, Inc	31,806
4,350		Walter Industries, Inc	99,484
		TOTAL GENERAL BUILDING CONTRACTORS	140,701

GENERAL MERCHANDISE STORES - 3.54%
5,774	*	Big Lots, Inc	119,984
32,210		Costco Wholesale Corp	1,491,967
1,250		Family Dollar Stores, Inc	41,713
54,283		Target Corp	1,866,792
31,572		TJX Cos, Inc	809,506
134,613		Wal-Mart Stores, Inc	7,013,337
		TOTAL GENERAL MERCHANDISE STORES	11,343,299

HEALTH SERVICES - 1.56%
1,348		AmerisourceBergen Corp	44,026
1,456	*	Community Health Systems, Inc	22,335
4,557	*	Covance, Inc	162,366
2,256	*	Coventry Health Care, Inc	29,193
6,543	*	DaVita, Inc	287,565
4,150	*	Edwards Lifesciences Corp	251,615
15,734	*	Express Scripts, Inc	726,438
12,605	*	Health Management Associates, Inc (Class A)	32,521
8,406	*	Laboratory Corp of America Holdings	491,667
5,138	*	Lincare Holdings, Inc	112,008
14,812		McKesson Corp	519,012
37,661	*	Medco Health Solutions, Inc	1,556,905
440		Omnicare, Inc	10,776
2,825	*	Pediatrix Medical Group, Inc	83,253
7,782		Pharmaceutical Product Development, Inc	184,589
9,810		Quest Diagnostics, Inc	465,779
16,973	*	Tenet Healthcare Corp	19,689
		TOTAL HEALTH SERVICES	4,999,737

HOLDING AND OTHER INVESTMENT OFFICES - 3.37%
3,189	*	Affiliated Managers Group, Inc	133,013
2,168		Apartment Investment & Management Co (Class A)	11,881
2,864		Camden Property Trust	61,805
3,964		Digital Realty Trust, Inc	131,526
370		Essex Property Trust, Inc	21,216

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,068		Federal Realty Investment Trust	$49,128
19,850		General Growth Properties, Inc	14,094
1,782		HCP, Inc	31,809
780		Health Care REIT, Inc	23,860
268,993		iShares Russell 1000 Growth Index Fund	9,433,584
238		Kilroy Realty Corp	4,091
5,595		Macerich Co	35,025
971		Nationwide Health Properties, Inc	21,546
3,981		Plum Creek Timber Co, Inc	115,728
16,500		Simon Property Group, Inc	571,559
3,755		Taubman Centers, Inc	63,985
1,515		Ventas, Inc	34,254
4,386		WABCO Holdings, Inc	53,992
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	10,812,096

HOTELS AND OTHER LODGING PLACES - 0.22%
1,767		Boyd Gaming Corp	6,591
759		Choice Hotels International, Inc	19,597
13,729	*	Las Vegas Sands Corp	41,324
21,425		Marriott International, Inc (Class A)	350,513
11,135	*	MGM Mirage	25,945
4,138		Orient-Express Hotels Ltd (Class A)	16,966
13,144		Starwood Hotels & Resorts Worldwide, Inc	166,929
4,671		Wynn Resorts Ltd	93,280
		TOTAL HOTELS AND OTHER LODGING PLACES	721,145

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.32%
4,554	*	AGCO Corp	89,258
100,635		Applied Materials, Inc	1,081,826
3,131	*	Brocade Communications Systems, Inc	10,802
6,301		Bucyrus International, Inc (Class A)	95,649
497		Carlisle Cos, Inc	9,756
45,727		Caterpillar, Inc	1,278,527
14,989		Cummins, Inc	381,470
32,038		Deere & Co	1,053,089
134,981	*	Dell, Inc	1,279,621
3,819		Diebold, Inc	81,536
5,732		Donaldson Co, Inc	153,847
12,315		Dover Corp	324,870
6,538	*	Dresser-Rand Group, Inc	144,490
107,268	*	EMC Corp	1,222,855
1,865		Flowserve Corp	104,664
9,668	*	FMC Technologies, Inc	303,285
4,161		Graco, Inc	71,028
183,282		Hewlett-Packard Co	5,876,022
5,110		IDEX Corp	111,756
3,363		Ingersoll-Rand Co Ltd (Class A)	46,409
102,106		International Business Machines Corp	9,893,051
22,079		International Game Technology	203,568
10,237		ITT Industries, Inc	393,817
6,851		Jabil Circuit, Inc	38,092
1,587		John Bean Technologies Corp	16,600

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,440		Joy Global, Inc	$158,472
1,097		Kennametal, Inc	17,782
8,376	*	Lam Research Corp	190,722
3,329		Lennox International, Inc	88,085
10,254		Manitowoc Co, Inc	33,531
2,107	*	Oil States International, Inc	28,276
8,979		Pall Corp	183,441
13,967		Pitney Bowes, Inc	326,129
3,994	*	SanDisk Corp	50,524
4,711	*	Scientific Games Corp (Class A)	57,050
18,224		Seagate Technology, Inc	109,526
3,925		SPX Corp	184,514
6,238	*	Teradata Corp	101,180
19,726		Textron, Inc	113,227
240		Timken Co	3,350
2,963		Toro Co	71,645
9,349	*	Varian Medical Systems, Inc	284,584
16,254	*	Western Digital Corp	314,352
4,181	*	Zebra Technologies Corp (Class A)	79,523
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	26,661,801

INSTRUMENTS AND RELATED PRODUCTS - 5.55%
26,645	*	Agilent Technologies, Inc	409,534
22,670		Allergan, Inc	1,082,719
7,360		Bard (C.R.), Inc	586,739
46,639		Baxter International, Inc	2,388,850
3,800		Beckman Coulter, Inc	193,838
18,141		Becton Dickinson & Co	1,219,801
5,965	*	Boston Scientific Corp	47,422
13,497		Danaher Corp	731,807
11,129		Dentsply International, Inc	298,814
58,044		Emerson Electric Co	1,658,898
10,427	*	Flir Systems, Inc	213,545
9,082		Garmin Ltd	192,629
4,671		Hillenbrand, Inc	74,783
9,330	*	Hologic, Inc	122,130
9,130	*	Illumina, Inc	340,001
2,900	*	Intuitive Surgical, Inc	276,544
2,661	*	Itron, Inc	125,998
11,475		Kla-Tencor Corp	229,500
83,486		Medtronic, Inc	2,460,331
2,520	*	Mettler-Toledo International, Inc	129,352
4,289	*	Millipore Corp	246,231
4,643		National Instruments Corp	86,592
3,355		PerkinElmer, Inc	42,843
10,882		Raytheon Co	423,745
6,068	*	Resmed, Inc	214,443
10,888		Rockwell Automation, Inc	237,794
11,943		Rockwell Collins, Inc	389,820
6,605		Roper Industries, Inc	280,382
25,246	*	St. Jude Medical, Inc	917,187
22,896		Stryker Corp	779,380

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,908		Techne Corp	$159,097
6,663	*	Teradyne, Inc	29,184
10,382	*	Thermo Electron Corp	370,326
8,805	*	Trimble Navigation Ltd	134,540
7,319	*	Waters Corp	270,437
11,621	*	Zimmer Holdings, Inc	424,167
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	17,789,403

INSURANCE AGENTS, BROKERS AND SERVICE - 0.01%
1,919		Brown & Brown, Inc	36,288
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	36,288

INSURANCE CARRIERS - 0.79%
21,753		Aetna, Inc	529,250
35,334		Aflac, Inc	684,066
2,081		Axis Capital Holdings Ltd	46,906
2,672		Cigna Corp	47,000
157		Erie Indemnity Co (Class A)	5,366
326	*	Health Net, Inc	4,720
7,261	*	Humana, Inc	189,367
5,630		Prudential Financial, Inc	107,083
465		Transatlantic Holdings, Inc	16,587
33,701		UnitedHealth Group, Inc	705,362
412		W.R. Berkley Corp	9,291
3,787	*	WellCare Health Plans, Inc	42,604
3,631	*	WellPoint, Inc	137,869
		TOTAL INSURANCE CARRIERS	2,525,471

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
8,009	*	Corrections Corp of America	102,595
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	102,595

LEATHER AND LEATHER PRODUCTS - 0.13%
24,081	*	Coach, Inc	402,153
		TOTAL LEATHER AND LEATHER PRODUCTS	402,153

LEGAL SERVICES - 0.06%
3,758	*	FTI Consulting, Inc	185,946
		TOTAL LEGAL SERVICES	185,946

METAL MINING - 0.66%
8,936		Cleveland-Cliffs, Inc	162,278
3,487		Foundation Coal Holdings, Inc	50,038
35,573		Newmont Mining Corp	1,592,248
5,913	*	Patriot Coal Corp	21,937
16,351		Southern Copper Corp	284,834
		TOTAL METAL MINING	2,111,335

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.04%
4,056		Hasbro, Inc	101,684

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,096	*	Intrepid Potash, Inc	$20,221
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	121,905

MISCELLANEOUS RETAIL - 2.18%
23,408	*	Amazon.com, Inc	1,719,084
57,265		CVS Corp	1,574,215
6,033	*	Dick's Sporting Goods, Inc	86,091
6,675	*	Dollar Tree, Inc	297,371
268	*	HSN, Inc	1,378
3,527		MSC Industrial Direct Co (Class A)	109,584
9,396		Petsmart, Inc	196,940
3,124	*	Priceline.com, Inc	246,109
44,366		Staples, Inc	803,468
9,068		Tiffany & Co	195,506
68,036		Walgreen Co	1,766,214
		TOTAL MISCELLANEOUS RETAIL	6,995,960

MOTION PICTURES - 0.24%
6,184	*	DreamWorks Animation SKG, Inc (Class A)	133,822
67,487		News Corp (Class A)	446,764
9,306		Time Warner, Inc	179,606
		TOTAL MOTION PICTURES	760,192

NONDEPOSITORY INSTITUTIONS - 0.35%
62,790		American Express Co	855,829
36,949		Federal Home Loan Mortgage Corp	28,081
5,129		GLG Partners, Inc	14,566
1,579		Lender Processing Services, Inc	48,333
33,438	*	SLM Corp	165,518
44	*	Tree.com, Inc	203
		TOTAL NONDEPOSITORY INSTITUTIONS	1,112,530

OIL AND GAS EXTRACTION - 4.82%
3,876	*	Atwood Oceanics, Inc	64,303
22,894		Baker Hughes, Inc	653,624
3,354		Cabot Oil & Gas Corp	79,054
16,107	*	Cameron International Corp	353,227
17,483		Chesapeake Energy Corp	298,260
2,442	*	CNX Gas Corp	57,900
2,426	*	Continental Resources, Inc	51,455
18,408	*	Denbury Resources, Inc	273,543
5,097		Diamond Offshore Drilling, Inc	320,397
779	*	Encore Acquisition Co	18,127
9,822		ENSCO International, Inc	259,301
13,873		EOG Resources, Inc	759,685
9,509		Equitable Resources, Inc	297,917
6,278	*	Global Industries Ltd	24,108
64,853		Halliburton Co	1,003,276
1,694	*	Helix Energy Solutions Group, Inc	8,707
3,362	*	Key Energy Services, Inc	9,683
5,389	*	Mariner Energy, Inc	41,765
3,042	*	Nabors Industries Ltd	30,390
30,636	*	National Oilwell Varco, Inc	879,560

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
759		Noble Energy, Inc	$40,895
61,016		Occidental Petroleum Corp	3,395,540
4,255	*	Oceaneering International, Inc	156,882
7,080		Patterson-UTI Energy, Inc	63,437
17,782	*	PetroHawk Energy Corp	341,948
7,365	*	Plains Exploration & Production Co	126,899
8,335	*	Pride International, Inc	149,863
10,712	*	Quicksilver Resources, Inc	59,344
11,332		Range Resources Corp	466,425
2,680		Rowan Cos, Inc	32,080
88,699		Schlumberger Ltd	3,602,953
140	*	SEACOR Holdings, Inc	8,163
16,036		Smith International, Inc	344,453
25,421	*	Southwestern Energy Co	754,749
1,687		St. Mary Land & Exploration Co	22,319
5,966	*	Superior Energy Services	76,902
10,662	*	Tetra Technologies, Inc	34,652
171		Tidewater, Inc	6,349
2,369	*	Unit Corp	49,559
2,167		W&T Offshore, Inc	13,327
3,646	*	Whiting Petroleum Corp	94,249
4,474		XTO Energy, Inc	136,994
		TOTAL OIL AND GAS EXTRACTION	15,462,264

PAPER AND ALLIED PRODUCTS - 0.22%
2,484		Greif, Inc (Class A)	82,692
13,010		Kimberly-Clark Corp	599,892
1,568		Packaging Corp of America	20,415
		TOTAL PAPER AND ALLIED PRODUCTS	702,999

PERSONAL SERVICES - 0.15%
24,462		H&R Block, Inc	444,964
2,060		Weight Watchers International, Inc	38,213
		TOTAL PERSONAL SERVICES	483,177

PETROLEUM AND COAL PRODUCTS - 2.13%
1,218		Ashland, Inc	12,582
68,436		Exxon Mobil Corp	4,660,491
7,545		Frontier Oil Corp	96,501
20,910		Hess Corp	1,133,321
3,298		Holly Corp	69,918
14,122		Murphy Oil Corp	632,242
9,663	*	SandRidge Energy, Inc	63,679
4,929		Sunoco, Inc	130,520
3,250		Tesoro Corp	43,778
		TOTAL PETROLEUM AND COAL PRODUCTS	6,843,032

PRIMARY METAL INDUSTRIES - 1.07%
8,860		AK Steel Holding Corp	63,083
56,224		Alcoa, Inc	412,684
6,943		Allegheny Technologies, Inc	152,260
258		Carpenter Technology Corp	3,643

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
2,058	*	Century Aluminum Co	$4,342
5,556	*	CommScope, Inc	63,116
117,085		Corning, Inc	1,553,719
4,308	*	General Cable Corp	85,385
1,498		Hubbell, Inc (Class B)	40,386
4,871		Nucor Corp	185,926
10,349		Precision Castparts Corp	619,905
192		Schnitzer Steel Industries, Inc (Class A)	6,027
4,539		Steel Dynamics, Inc	39,989
1,137		Titanium Metals Corp	6,219
8,786		United States Steel Corp	185,648
		TOTAL PRIMARY METAL INDUSTRIES	3,422,332

PRINTING AND PUBLISHING - 0.20%
2,978		Dun & Bradstreet Corp	229,306
2,971		John Wiley & Sons, Inc (Class A)	88,476
11,892		McGraw-Hill Cos, Inc	271,970
3,692	*	MSCI, Inc (Class A)	62,432
		TOTAL PRINTING AND PUBLISHING	652,184

RAILROAD TRANSPORTATION - 1.23%
20,917		Burlington Northern Santa Fe Corp	1,258,158
30,085		CSX Corp	777,697
5,155	*	Kansas City Southern Industries, Inc	65,520
7,791		Norfolk Southern Corp	262,946
38,414		Union Pacific Corp	1,579,200
		TOTAL RAILROAD TRANSPORTATION	3,943,521

REAL ESTATE - 0.05%
7,593	*	CB Richard Ellis Group, Inc (Class A)	30,600
6,245		Forest City Enterprises, Inc (Class A)	22,482
5,761	*	St. Joe Co	96,439
		TOTAL REAL ESTATE	149,521

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.41%
12,083	*	Goodyear Tire & Rubber Co	75,640
26,294		Nike, Inc (Class B)	1,232,925
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,308,565

SECURITY AND COMMODITY BROKERS - 1.72%
876		BlackRock, Inc	113,915
10,588		Broadridge Financial Solutions, Inc	197,043
69,463		Charles Schwab Corp	1,076,678
3,513		CME Group, Inc	865,568
8,008	*	E*Trade Financial Corp	10,250
7,552		Eaton Vance Corp	172,563
6,521		Federated Investors, Inc (Class B)	145,157
6,091		Franklin Resources, Inc	328,122
3,392		Goldman Sachs Group, Inc	359,620
5,207	*	IntercontinentalExchange, Inc	387,765
3,844		Invesco Ltd	53,278

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,036	*	Investment Technology Group, Inc	$77,479
12,919		Janus Capital Group, Inc	85,911
5,134		Lazard Ltd (Class A)	150,940
5,025	*	MF Global Ltd	21,256
4,961		Morgan Stanley	112,962
1,067	*	Morningstar, Inc	36,438
5,190	*	Nasdaq Stock Market, Inc	101,620
11,708		NYSE Euronext	209,573
9,366		SEI Investments Co	114,359
18,961		T Rowe Price Group, Inc	547,214
17,408	*	TD Ameritrade Holding Corp	240,404
6,115		Waddell & Reed Financial, Inc (Class A)	110,498
		TOTAL SECURITY AND COMMODITY BROKERS	5,518,613

SPECIAL TRADE CONTRACTORS - 0.08%
11,298	*	Quanta Services, Inc	242,342
		TOTAL SPECIAL TRADE CONTRACTORS	242,342

STONE, CLAY, AND GLASS PRODUCTS - 0.96%
52,361		3M Co	2,603,388
3,182		Eagle Materials, Inc	77,164
9,893		Gentex Corp	98,534
2,836		Martin Marietta Materials, Inc	224,895
3,129	*	Owens-Illinois, Inc	45,183
4,088	*	USG Corp	31,110
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	3,080,274

TOBACCO PRODUCTS - 2.45%
116,466		Altria Group, Inc	1,865,785
6,824		Lorillard, Inc	421,314
156,814		Philip Morris International, Inc	5,579,442
		TOTAL TOBACCO PRODUCTS	7,866,541

TRANSPORTATION BY AIR - 0.04%
10,279	*	AMR Corp	32,790
1,605		Copa Holdings S.A. (Class A)	46,015
11,056	*	Delta Air Lines, Inc	62,246
		TOTAL TRANSPORTATION BY AIR	141,051

TRANSPORTATION EQUIPMENT - 2.69%
6,192	*	BE Aerospace, Inc	53,685
52,125		Boeing Co	1,854,607
9,297		Goodrich Corp	352,263
14,839		Harley-Davidson, Inc	198,694
5,669		Harsco Corp	125,682
55,120		Honeywell International, Inc	1,535,643
24,441		Lockheed Martin Corp	1,687,162
6,476		Northrop Grumman Corp	282,613
5,321		Oshkosh Truck Corp	35,864
27,138		Paccar, Inc	699,075
740		Thor Industries, Inc	11,559

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
41,233		United Technologies Corp	$1,772,194
		TOTAL TRANSPORTATION EQUIPMENT	8,609,041

TRANSPORTATION SERVICES - 0.35%
12,635		CH Robinson Worldwide, Inc	576,282
15,927		Expeditors International Washington, Inc	450,575
312		GATX Corp	6,312
268	*	Interval Leisure Group, Inc	1,420
6,558		UTI Worldwide, Inc	78,368
		TOTAL TRANSPORTATION SERVICES	1,112,957

TRUCKING AND WAREHOUSING - 0.87%
443		Con-way, Inc	7,943
6,154		J.B. Hunt Transport Services, Inc	148,373
4,084		Landstar System, Inc	136,691
50,843		United Parcel Service, Inc (Class B)	2,502,493
		TOTAL TRUCKING AND WAREHOUSING	2,795,500

WATER TRANSPORTATION - 0.09%
6,127		Carnival Corp	132,343
3,533		Frontline Ltd	61,439
3,992	*	Kirby Corp	106,347
		TOTAL WATER TRANSPORTATION	300,129

WHOLESALE TRADE-DURABLE GOODS - 0.29%
468	*	Arrow Electronics, Inc	8,920
7,448		BorgWarner, Inc	151,194
9,678	*	LKQ Corp	138,105
8,782	*	Patterson Cos, Inc	165,629
427	*	Tech Data Corp	9,300
5,687		W.W. Grainger, Inc	399,114
2,835	*	WESCO International, Inc	51,370
		TOTAL WHOLESALE TRADE-DURABLE GOODS	923,632

WHOLESALE TRADE-NONDURABLE GOODS - 0.93%
6,181		Airgas, Inc	208,980
4,876	*	Bare Escentuals, Inc	19,992
6,040		Brown-Forman Corp (Class B)	234,533
19,914		Cardinal Health, Inc	626,893
3,912	*	Central European Distribution Corp	42,093
7,561	*	Dean Foods Co	136,703
7,896	*	Endo Pharmaceuticals Holdings, Inc	139,601
6,316	*	Henry Schein, Inc	252,703
4,841		Herbalife Ltd	72,518
44,650		Sysco Corp	1,018,021
7,641		Terra Industries, Inc	214,636
130		Valhi, Inc	1,219
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,967,892

		TOTAL COMMON STOCKS	317,923,685
		(Cost $440,335,216)

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES - 0.00%**
20	m	Krispy Kreme Doughnuts, Inc	$0
		TOTAL EATING AND DRINKING PLACES	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

		TOTAL INVESTMENTS - 99.16%	317,923,685
		(Cost $440,335,216)

		OTHER ASSETS AND LIABILITIES, NET - 0.84%	2,703,990
		NET ASSETS - 100.00%	$320,627,675

	*	Non-income producing
	**	Percentage represents less than 0.01%
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS
LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.02%

AMUSEMENT AND RECREATION SERVICES - 0.84%
2,953		International Speedway Corp (Class A)	$65,143
2,270	*	Ticketmaster	8,376
149,711		Walt Disney Co	2,718,752
5,170		Warner Music Group Corp	12,150
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,804,421

APPAREL AND ACCESSORY STORES - 0.25%
4,002		American Eagle Outfitters, Inc	48,984
5,056	*	AnnTaylor Stores Corp	26,291
14,603		Foot Locker, Inc	153,039
21,996		Gap, Inc	285,729
6,457	*	Kohl's Corp	273,260
7,915		Limited Brands, Inc	68,861
		TOTAL APPAREL AND ACCESSORY STORES	856,164

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
12,120		Jones Apparel Group, Inc	51,146
11,564		Liz Claiborne, Inc	28,563
337		Phillips-Van Heusen Corp	7,643
7,821		VF Corp	446,658
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	534,010

AUTO REPAIR, SERVICES AND PARKING - 0.07%
27,628	*	Hertz Global Holdings, Inc	108,578
3,888		Ryder System, Inc	110,069
		TOTAL AUTO REPAIR, SERVICES AND PARKING	218,647

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.13%
10,429	*	Autonation, Inc	144,755
7,391	*	O'Reilly Automotive, Inc	258,758
2,802		Penske Auto Group, Inc	26,143
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	429,656

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.72%
150,221		Home Depot, Inc	3,539,206
123,222		Lowe's Cos, Inc	2,248,802
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	5,788,008

BUSINESS SERVICES - 1.49%
5,677	*	Affiliated Computer Services, Inc (Class A)	271,872
10,283	*	Amdocs Ltd	190,441
6,959	*	Avis Budget Group, Inc	6,333
18,164		CA, Inc	319,868

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
21,434	*	Cadence Design Systems, Inc	$90,023
1,600	*	Clear Channel Outdoor Holdings, Inc (Class A)	5,872
13,369	*	Computer Sciences Corp	492,514
9,372	*	Compuware Corp	61,761
10,942	*	Convergys Corp	88,411
525	*	DST Systems, Inc	18,176
4,973		Equifax, Inc	121,590
19,111	*	Expedia, Inc	173,528
13,410		Fidelity National Information Services, Inc	244,062
6,087	*	HLTH Corp	63,000
12,180		IMS Health, Inc	151,885
4,950	*	Interpublic Group of Cos, Inc	20,394
6,514		Manpower, Inc	205,386
1,538	*	McAfee, Inc	51,523
17,791		Moody's Corp	407,770
1,370	*	NCR Corp	10,892
16,051	*	Novell, Inc	68,377
2,157		Omnicom Group, Inc	50,474
65,323	*	Sun Microsystems, Inc	478,164
74,332	*	Symantec Corp	1,110,519
12,653	*	Synopsys, Inc	262,297
12,066	*	Unisys Corp	6,395
4,556	*	United Rentals, Inc	19,181
		TOTAL BUSINESS SERVICES	4,990,708

CHEMICALS AND ALLIED PRODUCTS - 14.68%
7,253		Alberto-Culver Co	163,990
89,724	*	Amgen, Inc	4,443,132
9,648		Avery Dennison Corp	215,536
15,045		Bristol-Myers Squibb Co	329,786
5,339		Cabot Corp	56,113
1,354		Celanese Corp (Series A)	18,103
3,669	*	Charles River Laboratories International, Inc	99,833
8,270		Clorox Co	425,740
3,965		Cytec Industries, Inc	59,554
82,656		Dow Chemical Co	696,790
79,989		Du Pont (E.I.) de Nemours & Co	1,786,154
6,958		Eastman Chemical Co	186,474
80,353		Eli Lilly & Co	2,684,594
3,895		FMC Corp	168,030
24,801	*	Forest Laboratories, Inc	544,630
12,002	*	Hospira, Inc	370,382
12,026		Huntsman Corp	37,641
3,343	*	Inverness Medical Innovations, Inc	89,024
5,596	*	Invitrogen Corp	181,758
184,617		Johnson & Johnson	9,710,855
22,833	*	King Pharmaceuticals, Inc	161,429
5,704		Lubrizol Corp	193,993
136,144		Merck & Co, Inc	3,641,852
22,055	*	Mylan Laboratories, Inc	295,758
561		Nalco Holding Co	7,332
3,151	*	NBTY, Inc	44,366

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,328	*	Pactiv Corp	$165,276
601,356		Pfizer, Inc	8,190,470
12,876		PPG Industries, Inc	475,124
168,503		Procter & Gamble Co	7,934,807
2,020		Rohm & Haas Co	159,257
10,621		RPM International, Inc	135,205
1,044		Scotts Miracle-Gro Co (Class A)	36,227
5,036		Sigma-Aldrich Corp	190,310
8,937		Valspar Corp	178,472
4,546	*	Watson Pharmaceuticals, Inc	141,426
118,486		Wyeth	5,099,637
		TOTAL CHEMICALS AND ALLIED PRODUCTS	49,319,060

COMMUNICATIONS - 8.33%
528,057		AT&T, Inc	13,307,035
18,795		Cablevision Systems Corp (Class A)	243,207
50,971		CBS Corp (Class B)	195,729
8,972		CenturyTel, Inc	252,293
799	*	Clearwire Corp (Class A)	4,115
176,389		Comcast Corp (Class A)	2,405,946
19,538	*	Crown Castle International Corp	398,771
6,622		Embarq Corp	250,643
21,086		Frontier Communications Corp	151,397
2,510		Hearst-Argyle Television, Inc	10,442
6,976	*	IAC/InterActiveCorp	106,244
4,490	*	Leap Wireless International, Inc	156,566
14,351	*	Liberty Global, Inc (Class A)	208,951
8,972	*	Liberty Media Corp - Capital (Series A)	62,625
55,182	*	Liberty Media Holding Corp (Interactive A)	160,028
67,673		Qwest Communications International, Inc	231,442
7,838		Scripps Networks Interactive (Class A)	176,433
247,471	*	Sprint Nextel Corp	883,471
5,027		Telephone & Data Systems, Inc	133,266
31,204		Time Warner Cable, Inc	773,850
689	*	US Cellular Corp	22,971
253,338		Verizon Communications, Inc	7,650,808
2,652	*	Viacom, Inc (Class B)	46,092
20,771		Windstream Corp	167,414
		TOTAL COMMUNICATIONS	27,999,739

DEPOSITORY INSTITUTIONS - 9.73%
11,980		Associated Banc-Corp	184,971
7,013		Astoria Financial Corp	64,449
7,435		Bancorpsouth, Inc	154,945
562,327		Bank of America Corp	3,835,070
4,512		Bank of Hawaii Corp	148,806
101,620		Bank of New York Mellon Corp	2,870,765
48,912		BB&T Corp	827,591
1,936		BOK Financial Corp	66,889
1,483		Capitol Federal Financial	56,072
487,347		Citigroup, Inc	1,232,988
3,455		City National Corp	116,675

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,980		Comerica, Inc	$237,664
5,602		Commerce Bancshares, Inc	203,353
5,255		Cullen/Frost Bankers, Inc	246,670
53,567		Fifth Third Bancorp	156,416
503		First Citizens Bancshares, Inc (Class A)	66,295
18,736		First Horizon National Corp	201,222
14,793		Fulton Financial Corp	98,078
29,251		Hudson City Bancorp, Inc	341,944
30,340		Huntington Bancshares, Inc	50,364
329,152		JPMorgan Chase & Co	8,748,861
42,415		Keycorp	333,806
5,938		M&T Bank Corp	268,635
21,449		Marshall & Ilsley Corp	120,758
30,750		New York Community Bancorp, Inc	343,478
1,874		Northern Trust Corp	112,103
31,084		People's United Financial, Inc	558,579
37,967		PNC Financial Services Group, Inc	1,112,053
22,837		Popular, Inc	49,785
62,945		Regions Financial Corp	268,146
28,057		State Street Corp	863,594
31,034		SunTrust Banks, Inc	364,339
22,896		Synovus Financial Corp	74,412
11,460		TCF Financial Corp	134,770
8,329		TFS Financial Corp	101,031
154,543		US Bancorp	2,257,873
11,393		Valley National Bancorp	140,931
7,291		Washington Federal, Inc	96,897
3,816		Webster Financial Corp	16,218
374,897		Wells Fargo & Co	5,338,534
6,631		Whitney Holding Corp	75,925
5,376		Wilmington Trust Corp	52,093
10,155		Zions Bancorporation	99,824
		TOTAL DEPOSITORY INSTITUTIONS	32,693,872

EATING AND DRINKING PLACES - 0.15%
9,522		McDonald's Corp	519,616
		TOTAL EATING AND DRINKING PLACES	519,616

EDUCATIONAL SERVICES - 0.06%
8,358	*	Career Education Corp	200,258
		TOTAL EDUCATIONAL SERVICES	200,258

ELECTRIC, GAS, AND SANITARY SERVICES - 7.54%
7,273		AGL Resources, Inc	192,953
9,435		Alliant Energy Corp	232,950
18,058		Ameren Corp	418,765
35,701		American Electric Power Co, Inc	901,807
5,960		American Water Works Co, Inc	114,670
12,121		Aqua America, Inc	242,420
8,503		Atmos Energy Corp	196,589
9,566		Centerpoint Energy, Inc	99,773
19,469		CMS Energy Corp	230,513

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
24,209		Consolidated Edison, Inc	$958,918
1,747		Constellation Energy Group, Inc	36,093
51,293		Dominion Resources, Inc	1,589,570
9,735		DPL, Inc	219,427
14,052		DTE Energy Co	389,240
112,448		Duke Energy Corp	1,610,255
39,449	*	Dynegy, Inc (Class A)	55,623
28,910		Edison International	832,897
47,629		El Paso Corp	297,681
4,913		Energen Corp	143,116
5,157		Entergy Corp	351,140
29,266		Exelon Corp	1,328,384
27,351		FirstEnergy Corp	1,055,749
36,351		FPL Group, Inc	1,844,086
10,691		Great Plains Energy, Inc	144,008
8,165		Hawaiian Electric Industries, Inc	112,187
6,846		Integrys Energy Group, Inc	178,270
15,985		MDU Resources Group, Inc	257,998
4,610	*	Mirant Corp	52,554
7,501		National Fuel Gas Co	230,056
23,612		NiSource, Inc	231,398
15,222		Northeast Utilities	328,643
13,206	*	NRG Energy, Inc	232,426
9,942		NSTAR	316,951
8,514		OGE Energy Corp	202,803
9,060		Oneok, Inc	205,028
16,927		Pepco Holdings, Inc	211,249
31,707		PG&E Corp	1,211,842
8,564		Pinnacle West Capital Corp	227,460
24,602		Progress Energy, Inc	892,069
9,427		Questar Corp	277,437
28,535	*	Reliant Energy, Inc	91,027
16,275		Republic Services, Inc	279,116
10,711		SCANA Corp	330,863
22,152		Sempra Energy	1,024,308
15,693		Sierra Pacific Resources	147,357
68,185		Southern Co	2,087,826
8,996		Southern Union Co	136,919
18,423		TECO Energy, Inc	205,416
9,572		UGI Corp	225,995
7,005		Vectren Corp	147,735
31,110		Waste Management, Inc	796,416
10,837		Wisconsin Energy Corp	446,159
40,681		Xcel Energy, Inc	757,887
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	25,332,022

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.35%
9,967	*	ADC Telecommunications, Inc	43,755
46,240	*	Advanced Micro Devices, Inc	141,032
14,372	*	Atmel Corp	52,170
7,505	*	Avnet, Inc	131,413
3,139		AVX Corp	28,502

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,448		Cooper Industries Ltd (Class A)	$89,165
4,973	*	Cree, Inc	117,015
7,856		Eaton Corp	289,572
3,381	*	EchoStar Corp (Class A)	50,140
11,843	*	Fairchild Semiconductor International, Inc	44,174
935,326		General Electric Co	9,456,147
987		Harman International Industries, Inc	13,354
9,901	*	Integrated Device Technology, Inc	45,050
69,405		Intel Corp	1,044,546
5,287	*	International Rectifier Corp	71,427
6,826		Intersil Corp (Class A)	78,499
5,641	*	Jarden Corp	71,471
9,820	*	JDS Uniphase Corp	31,915
2,292		L-3 Communications Holdings, Inc	155,398
1,039		Lincoln Electric Holdings, Inc	32,926
14,283	*	LSI Logic Corp	43,420
59,933	*	Micron Technology, Inc	243,328
8,110		Molex, Inc	111,431
197,210		Motorola, Inc	834,198
5,872	*	Novellus Systems, Inc	97,651
11,946	*	QLogic Corp	132,840
3,326		Teleflex, Inc	130,013
36,070	*	Tellabs, Inc	165,201
5,307	*	Thomas & Betts Corp	132,781
42,409		Tyco Electronics Ltd	468,195
14,950	*	Vishay Intertechnology, Inc	52,026
6,962		Whirlpool Corp	206,006
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	14,604,761

ENGINEERING AND MANAGEMENT SERVICES - 0.18%
1,427	*	Aecom Technology Corp	37,216
2,951		KBR, Inc	40,753
14,986	*	SAIC, Inc	279,790
6,206	*	URS Corp	250,784
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	608,543

FABRICATED METAL PRODUCTS - 0.76%
1,887	*	Alliant Techsystems, Inc	126,391
5,220		Aptargroup, Inc	162,551
7,345		Ball Corp	318,773
10,467		Commercial Metals Co	120,894
4,797		Crane Co	80,973
39,624		Illinois Tool Works, Inc	1,222,401
8,786		Pentair, Inc	190,393
4,824		Snap-On, Inc	121,082
6,833		Stanley Works	198,977
		TOTAL FABRICATED METAL PRODUCTS	2,542,435

FOOD AND KINDRED PRODUCTS - 4.64%
57,090		Archer Daniels Midland Co	1,585,960
11,018		Bunge Ltd	624,170
9,697		Campbell Soup Co	265,310

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
60,869		Coca-Cola Co	$2,675,192
28,668		Coca-Cola Enterprises, Inc	378,131
40,642		ConAgra Foods, Inc	685,631
16,329	*	Constellation Brands, Inc (Class A)	194,315
6,381		Corn Products International, Inc	135,277
16,354		Del Monte Foods Co	119,221
22,054	*	Dr Pepper Snapple Group, Inc	372,933
27,260		General Mills, Inc	1,359,729
12,179		H.J. Heinz Co	402,638
7,160		Hershey Co	248,810
6,699		Hormel Foods Corp	212,425
8,367		J.M. Smucker Co	311,838
9,767		Kellogg Co	357,765
130,649		Kraft Foods, Inc (Class A)	2,912,165
6,562		McCormick & Co, Inc	194,038
1,100	*	Mead Johnson Nutrition Co	31,757
10,068		Molson Coors Brewing Co (Class B)	345,131
11,835		Pepsi Bottling Group, Inc	262,027
4,994		PepsiAmericas, Inc	86,147
8,658		PepsiCo, Inc	445,714
15,321		Reynolds American, Inc	549,105
62,565		Sara Lee Corp	505,525
10,398	*	Smithfield Foods, Inc	98,365
22,927		Tyson Foods, Inc (Class A)	215,285
		TOTAL FOOD AND KINDRED PRODUCTS	15,574,604

FOOD STORES - 0.53%
32,922		Kroger Co	698,605
39,148		Safeway, Inc	790,398
19,342		Supervalu, Inc	276,204
		TOTAL FOOD STORES	1,765,207

FORESTRY - 0.21%
6,019		Rayonier, Inc	181,894
18,778		Weyerhaeuser Co	517,710
		TOTAL FORESTRY	699,604

FURNITURE AND FIXTURES - 0.30%
4,561		Hill-Rom Holdings, Inc	45,108
43,803		Johnson Controls, Inc	525,636
14,266		Leggett & Platt, Inc	185,315
30,920		Masco Corp	215,822
4,264		Steelcase, Inc (Class A)	21,363
		TOTAL FURNITURE AND FIXTURES	993,244

FURNITURE AND HOME FURNISHINGS STORES - 0.08%
3,766	*	Bed Bath & Beyond, Inc	93,209
11,733		RadioShack Corp	100,551
7,038		Williams-Sonoma, Inc	70,943
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	264,703

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
GENERAL BUILDING CONTRACTORS - 0.34%
10,027		Centex Corp	$75,203
28,289		DR Horton, Inc	274,402
7,313		KB Home	96,385
11,492		Lennar Corp (Class A)	86,305
2,804		MDC Holdings, Inc	87,317
360	*	NVR, Inc	153,990
14,792		Pulte Homes, Inc	161,677
11,549	*	Toll Brothers, Inc	209,730
		TOTAL GENERAL BUILDING CONTRACTORS	1,145,009

GENERAL MERCHANDISE STORES - 1.10%
5,497	*	BJ's Wholesale Club, Inc	175,849
11,397		Family Dollar Stores, Inc	380,318
19,307		JC Penney Co, Inc	387,491
37,476		Macy's, Inc	333,536
12,243	*	Saks, Inc	22,894
4,770	*	Sears Holdings Corp	218,037
4,930		Target Corp	169,543
38,486		Wal-Mart Stores, Inc	2,005,121
		TOTAL GENERAL MERCHANDISE STORES	3,692,789

HEALTH SERVICES - 0.49%
12,200		AmerisourceBergen Corp	398,453
3,587		Brookdale Senior Living, Inc	18,114
6,459	*	Community Health Systems, Inc	99,081
11,431	*	Coventry Health Care, Inc	147,917
1,516	*	DaVita, Inc	66,628
6,128	*	Health Management Associates, Inc (Class A)	15,810
4,542	*	LifePoint Hospitals, Inc	94,746
900	*	Lincare Holdings, Inc	19,620
6,798		McKesson Corp	238,202
9,058		Omnicare, Inc	221,830
468	*	Pediatrix Medical Group, Inc	13,792
2,454		Quest Diagnostics, Inc	116,516
14,363	*	Tenet Healthcare Corp	16,661
4,256		Universal Health Services, Inc (Class B)	163,175
		TOTAL HEALTH SERVICES	1,630,545

HOLDING AND OTHER INVESTMENT OFFICES - 4.83%
2,705		Alexandria Real Estate Equities, Inc	98,462
17,700		Allied Capital Corp	28,143
9,558		AMB Property Corp	137,635
47,714		Annaly Mortgage Management, Inc	661,793
7,401		Apartment Investment & Management Co (Class A)	40,557
6,709		AvalonBay Communities, Inc	315,726
10,522		Boston Properties, Inc	368,586
8,500		Brandywine Realty Trust	24,225
3,971		BRE Properties, Inc (Class A)	77,951
1,342		Camden Property Trust	28,960
7,831		CBL & Associates Properties, Inc	18,481
20,261		Developers Diversified Realty Corp	43,156

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,141		Digital Realty Trust, Inc	$71,038
12,100		Douglas Emmett, Inc	89,419
13,839		Duke Realty Corp	76,115
23,063		Equity Residential	423,206
1,673		Essex Property Trust, Inc	95,930
3,533		Federal Realty Investment Trust	162,518
12,919		General Growth Properties, Inc	9,172
19,997		HCP, Inc	356,946
8,520		Health Care REIT, Inc	260,627
8,089		Hospitality Properties Trust	97,068
45,119		Host Marriott Corp	176,866
20,445		HRPT Properties Trust	65,220
236,587		iShares Russell 1000 Value Index Fund	9,603,066
18,889		iStar Financial, Inc	53,078
2,626		Kilroy Realty Corp	45,141
20,073		Kimco Realty Corp	152,956
8,282		Liberty Property Trust	156,861
5,544		Mack-Cali Realty Corp	109,827
7,880		Nationwide Health Properties, Inc	174,857
10,354		Plum Creek Timber Co, Inc	300,991
24,540		Prologis	159,510
10,974		Public Storage, Inc	606,314
6,335		Regency Centers Corp	168,321
5,343		SL Green Realty Corp	57,704
12,250		UDR, Inc	105,473
9,730		Ventas, Inc	219,995
24,386		Virgin Media, Inc	117,053
12,078		Vornado Realty Trust	401,473
6,627		Weingarten Realty Investors	63,089
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	16,223,509

HOTELS AND OTHER LODGING PLACES - 0.05%
6,659		Boyd Gaming Corp	24,838
1,671		Choice Hotels International, Inc	43,145
3,507	*	MGM Mirage	8,171
500		Orient-Express Hotels Ltd (Class A)	2,050
19,629		Wyndham Worldwide Corp	82,442
		TOTAL HOTELS AND OTHER LODGING PLACES	160,646

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.83%
2,343	*	AGCO Corp	45,923
5,265		Black & Decker Corp	166,163
30,508	*	Brocade Communications Systems, Inc	105,253
4,314		Carlisle Cos, Inc	84,684
740		Diebold, Inc	15,799
2,257		Dover Corp	59,540
54,985	*	EMC Corp	626,828
2,876		Flowserve Corp	161,401
5,022	*	Gardner Denver, Inc	109,178
635		IDEX Corp	13,887
22,636		Ingersoll-Rand Co Ltd (Class A)	312,377
3,675		ITT Industries, Inc	141,377

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,185		Jabil Circuit, Inc	$56,629
4,887		Kennametal, Inc	79,218
634	*	Lam Research Corp	14,436
6,673	*	Lexmark International, Inc (Class A)	112,574
1,155	*	Oil States International, Inc	15,500
1,878		Pitney Bowes, Inc	43,851
15,547	*	SanDisk Corp	196,670
21,291		Seagate Technology, Inc	127,959
7,727	*	Teradata Corp	125,332
8,864	*	Terex Corp	81,992
6,478		Timken Co	90,433
900	*	Zebra Technologies Corp (Class A)	17,118
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,804,122

INSTRUMENTS AND RELATED PRODUCTS - 1.70%
1,183		Beckman Coulter, Inc	60,345
124,655	*	Boston Scientific Corp	991,007
4,001		Cooper Cos, Inc	105,786
44,352		Covidien Ltd	1,474,261
6,971		Danaher Corp	377,968
22,948		Eastman Kodak Co	87,202
11,023	*	Hologic, Inc	144,291
729		Kla-Tencor Corp	14,580
5,366		PerkinElmer, Inc	68,524
22,389		Raytheon Co	871,828
5,561	*	Teradyne, Inc	24,357
24,494	*	Thermo Electron Corp	873,701
77,993		Xerox Corp	354,868
6,838	*	Zimmer Holdings, Inc	249,587
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,698,305

INSURANCE AGENTS, BROKERS AND SERVICE - 0.76%
24,856		AON Corp	1,014,621
7,671		Brown & Brown, Inc	145,059
8,498		Gallagher (Arthur J.) & Co	144,466
28,316		Hartford Financial Services Group, Inc	222,281
45,459		Marsh & McLennan Cos, Inc	920,545
710		White Mountains Insurance Group Ltd	122,056
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,569,028

INSURANCE CARRIERS - 5.42%
15,741		Aetna, Inc	382,979
459	*	Alleghany Corp	124,311
4,573		Allied World Assurance Holdings Ltd	173,911
48,892		Allstate Corp	936,282
6,377		American Financial Group, Inc	102,351
193,974		American International Group, Inc	193,974
1,344		American National Insurance Co	70,439
3,948	*	Arch Capital Group Ltd	212,639
10,269		Assurant, Inc	223,659
9,770		Axis Capital Holdings Ltd	220,216
32,675		Chubb Corp	1,382,806

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
21,085		Cigna Corp	$370,885
12,955		Cincinnati Financial Corp	296,281
2,857		CNA Financial Corp	26,170
19,023	*	Conseco, Inc	17,501
4,587		Endurance Specialty Holdings Ltd	114,400
2,910		Erie Indemnity Co (Class A)	99,464
5,475		Everest Re Group Ltd	387,630
19,645		Fidelity National Title Group, Inc (Class A)	383,274
8,477		First American Corp	224,725
44,564		Genworth Financial, Inc (Class A)	84,672
4,317		Hanover Insurance Group, Inc	124,416
10,253		HCC Insurance Holdings, Inc	258,273
9,600	*	Health Net, Inc	139,008
6,438	*	Humana, Inc	167,903
15,355		Leucadia National Corp	228,636
24,420		Lincoln National Corp	163,370
27,463		Loews Corp	606,932
897	*	Markel Corp	254,640
18,773	*	MBIA, Inc	85,980
2,189		Mercury General Corp	65,013
44,517		Metlife, Inc	1,013,652
11,530		MGIC Investment Corp	16,373
20,977		Old Republic International Corp	226,971
1,774		OneBeacon Insurance Group Ltd (Class A)	17,137
4,831		PartnerRe Ltd	299,860
24,063		Principal Financial Group	196,835
60,154		Progressive Corp	808,470
9,367		Protective Life Corp	49,177
31,521		Prudential Financial, Inc	599,529
6,258		Reinsurance Group of America, Inc (Class A)	202,697
5,251		RenaissanceRe Holdings Ltd	259,609
4,382		Stancorp Financial Group, Inc	99,822
7,307		Torchmark Corp	191,663
1,799		Transatlantic Holdings, Inc	64,170
53,753		Travelers Cos, Inc	2,184,522
68,843		UnitedHealth Group, Inc	1,440,884
3,266		Unitrin, Inc	45,659
30,692		UnumProvident Corp	383,650
11,822		W.R. Berkley Corp	266,586
40,048	*	WellPoint, Inc	1,520,623
126		Wesco Financial Corp	34,776
28,977		XL Capital Ltd (Class A)	158,214
		TOTAL INSURANCE CARRIERS	18,203,619

JUSTICE, PUBLIC ORDER AND SAFETY - 0.00%
869	*	Corrections Corp of America	11,132
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	11,132

METAL MINING - 0.42%
36,683		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,397,989
		TOTAL METAL MINING	1,397,989

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.17%
1,692		Armstrong World Industries, Inc	$18,629
6,291		Hasbro, Inc	157,715
1,935	*	Intrepid Potash, Inc	35,701
32,171		Mattel, Inc	370,932
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	582,977

MISCELLANEOUS RETAIL - 0.65%
3,513		Barnes & Noble, Inc	75,108
58,434		CVS Corp	1,606,350
2,270	*	HSN, Inc	11,668
28,384	*	Office Depot, Inc	37,183
7,522		OfficeMax, Inc	23,469
36,049	*	Rite Aid Corp	12,978
7,250		Signet Jewelers Ltd	83,013
9,462		Staples, Inc	171,357
6,794		Walgreen Co	176,371
		TOTAL MISCELLANEOUS RETAIL	2,197,497

MOTION PICTURES - 0.93%
1,535	*	Ascent Media Corp (Series A)	38,375
10,355	*	Discovery Communications, Inc (Class A)	165,887
13,155	*	Discovery Communications, Inc (Class C)	192,721
121,766		News Corp (Class A)	806,091
7,210		Regal Entertainment Group (Class A)	96,686
94,179		Time Warner, Inc	1,817,661
		TOTAL MOTION PICTURES	3,117,421

NONDEPOSITORY INSTITUTIONS - 0.42%
21,598		American Capital Ltd	40,388
14,586		American Express Co	198,807
10,131	*	AmeriCredit Corp	59,368
33,060		Capital One Financial Corp	404,654
18,241		CapitalSource, Inc	22,254
38,243		CIT Group, Inc	108,993
42,461		Discover Financial Services	267,929
8,695		Federal Home Loan Mortgage Corp	6,608
79,114		Federal National Mortgage Association	55,380
6,705		Lender Processing Services, Inc	205,240
5,170	*	SLM Corp	25,592
382		Student Loan Corp	16,594
378	*	Tree.com, Inc	1,746
		TOTAL NONDEPOSITORY INSTITUTIONS	1,413,553

NONMETALLIC MINERALS, EXCEPT FUELS - 0.13%
9,742		Vulcan Materials Co	431,473
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	431,473

OIL AND GAS EXTRACTION - 3.17%
41,535		Anadarko Petroleum Corp	1,615,297
29,654		Apache Corp	1,900,526

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
25,177		BJ Services Co	$250,511
4,892		Cabot Oil & Gas Corp	115,304
32,579		Chesapeake Energy Corp	555,798
7,319		Cimarex Energy Co	134,523
39,601		Devon Energy Corp	1,769,770
3,253	*	Encore Acquisition Co	75,697
708		ENSCO International, Inc	18,691
5,550		EOG Resources, Inc	303,918
6,029	*	Exterran Holdings, Inc	96,585
8,319	*	Forest Oil Corp	109,395
2,871	*	Global Industries Ltd	11,025
6,664	*	Helix Energy Solutions Group, Inc	34,253
9,611		Helmerich & Payne, Inc	218,842
7,473	*	Hercules Offshore, Inc	11,807
10,607	*	Key Energy Services, Inc	30,548
1,639	*	Mariner Energy, Inc	12,702
21,382	*	Nabors Industries Ltd	213,606
12,187	*	Newfield Exploration Co	276,645
14,534		Noble Energy, Inc	783,092
5,722		Patterson-UTI Energy, Inc	51,269
1,560	*	PetroHawk Energy Corp	29,999
11,049		Pioneer Natural Resources Co	181,977
651	*	Plains Exploration & Production Co	11,217
4,074	*	Pride International, Inc	73,251
6,051		Rowan Cos, Inc	72,430
1,653	*	SEACOR Holdings, Inc	96,386
3,219		St. Mary Land & Exploration Co	42,587
4,719		Tidewater, Inc	175,216
770	*	Unit Corp	16,108
44,010		XTO Energy, Inc	1,347,586
		TOTAL OIL AND GAS EXTRACTION	10,636,561

PAPER AND ALLIED PRODUCTS - 0.61%
9,266		Bemis Co	194,308
48,048	*	Domtar Corporation	45,646
36,205		International Paper Co	254,883
22,091		Kimberly-Clark Corp	1,018,616
14,817		MeadWestvaco Corp	177,656
7,706		Packaging Corp of America	100,332
9,028		Sonoco Products Co	189,407
10,672		Temple-Inland, Inc	57,309
		TOTAL PAPER AND ALLIED PRODUCTS	2,038,157

PERSONAL SERVICES - 0.12%
11,987		Cintas Corp	296,319
24,298		Service Corp International	84,800
908		Weight Watchers International, Inc	16,843
		TOTAL PERSONAL SERVICES	397,962

PETROLEUM AND COAL PRODUCTS - 13.40%
5,140		Ashland, Inc	53,096
183,768		Chevron Corp	12,356,560

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
137,015		ConocoPhillips	$5,365,507
360,473		Exxon Mobil Corp	24,548,212
62,854		Marathon Oil Corp	1,652,432
4,272		Sunoco, Inc	113,123
8,744		Tesoro Corp	117,782
46,686		Valero Energy Corp	835,679
		TOTAL PETROLEUM AND COAL PRODUCTS	45,042,391

PIPELINES, EXCEPT NATURAL GAS - 0.24%
56,352		Spectra Energy Corp	796,817
		TOTAL PIPELINES, EXCEPT NATURAL GAS	796,817

PRIMARY METAL INDUSTRIES - 0.39%
14,764		Alcoa, Inc	108,368
4,081		Carpenter Technology Corp	57,624
10,420	*	Century Aluminum Co	21,986
2,718		Hubbell, Inc (Class B)	73,277
21,873		Nucor Corp	834,893
1,598		Schnitzer Steel Industries, Inc (Class A)	50,161
11,793		Steel Dynamics, Inc	103,896
6,532		Titanium Metals Corp	35,730
437		United States Steel Corp	9,234
		TOTAL PRIMARY METAL INDUSTRIES	1,295,169

PRINTING AND PUBLISHING - 0.27%
1,423		Dun & Bradstreet Corp	109,571
2,145		EW Scripps Co (Class A)	2,896
24,885		Gannett Co, Inc	54,747
13,931		McGraw-Hill Cos, Inc	318,602
2,715		Meredith Corp	45,178
11,531		New York Times Co (Class A)	52,120
16,854		R.R. Donnelley & Sons Co	123,540
603		Washington Post Co (Class B)	215,331
		TOTAL PRINTING AND PUBLISHING	921,985

RAILROAD TRANSPORTATION - 0.24%
1,089	*	Kansas City Southern Industries, Inc	13,841
23,628		Norfolk Southern Corp	797,445
		TOTAL RAILROAD TRANSPORTATION	811,286

REAL ESTATE - 0.05%
14,849	*	CB Richard Ellis Group, Inc (Class A)	59,841
3,375		Jones Lang LaSalle, Inc	78,503
1,012	*	St. Joe Co	16,941
		TOTAL REAL ESTATE	155,285

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.12%
8,027	*	Goodyear Tire & Rubber Co	50,249
25,397		Newell Rubbermaid, Inc	162,033
13,889		Sealed Air Corp	191,668
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	403,950

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
SECURITY AND COMMODITY BROKERS - 2.45%
19,084		Ameriprise Financial, Inc	$391,031
438		BlackRock, Inc	56,958
1,766		CME Group, Inc	435,125
44,517	*	E*Trade Financial Corp	56,982
6,377		Franklin Resources, Inc	343,529
35,119		Goldman Sachs Group, Inc	3,723,315
29,482		Invesco Ltd	408,621
400	*	Investment Technology Group, Inc	10,208
834		Janus Capital Group, Inc	5,546
10,437		Jefferies Group, Inc	144,031
11,883		Legg Mason, Inc	188,940
9,100	*	MF Global Ltd	38,493
87,230		Morgan Stanley	1,986,226
5,040	*	Nasdaq Stock Market, Inc	98,683
9,153		NYSE Euronext	163,839
8,358		Raymond James Financial, Inc	164,653
		TOTAL SECURITY AND COMMODITY BROKERS	8,216,180

SPECIAL TRADE CONTRACTORS - 0.03%
4,226	*	Quanta Services, Inc	90,648
		TOTAL SPECIAL TRADE CONTRACTORS	90,648

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
1,100		Eagle Materials, Inc	26,675
209		Martin Marietta Materials, Inc	16,574
6,368	*	Owens Corning, Inc	57,567
10,511	*	Owens-Illinois, Inc	151,778
2,083	*	USG Corp	15,852
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	268,446

TEXTILE MILL PRODUCTS - 0.04%
4,652	*	Mohawk Industries, Inc	138,955
		TOTAL TEXTILE MILL PRODUCTS	138,955

TOBACCO PRODUCTS - 0.47%
47,199		Altria Group, Inc	756,128
13,707		Fortune Brands, Inc	336,507
7,614		Lorillard, Inc	470,088
		TOTAL TOBACCO PRODUCTS	1,562,723

TRANSPORTATION BY AIR - 0.61%
12,580	*	AMR Corp	40,130
12,122	*	Continental Airlines, Inc (Class B)	106,795
545		Copa Holdings S.A. (Class A)	15,625
39,881	*	Delta Air Lines, Inc	224,530
27,616		FedEx Corp	1,228,636
66,102		Southwest Airlines Co	418,426
		TOTAL TRANSPORTATION BY AIR	2,034,142

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION EQUIPMENT - 1.64%
5,714		Autoliv, Inc	$106,109
1,100	*	BE Aerospace, Inc	9,537
3,823	*	Federal Mogul Corp (Class A)	25,538
205,886	*	Ford Motor Co	541,480
35,380		General Dynamics Corp	1,471,454
47,011		General Motors Corp	91,201
14,666		Genuine Parts Co	437,927
1,822		Harley-Davidson, Inc	24,397
22,603		Northrop Grumman Corp	986,395
3,659		Oshkosh Truck Corp	24,662
8,826	*	Spirit Aerosystems Holdings, Inc (Class A)	87,995
2,517		Thor Industries, Inc	39,316
6,380		Trinity Industries, Inc	58,313
4,547	*	TRW Automotive Holdings Corp	14,641
37,174		United Technologies Corp	1,597,738
		TOTAL TRANSPORTATION EQUIPMENT	5,516,703

TRANSPORTATION SERVICES - 0.03%
4,013		GATX Corp	81,183
2,270	*	Interval Leisure Group, Inc	12,031
1,400		UTI Worldwide, Inc	16,730
		TOTAL TRANSPORTATION SERVICES	109,944

TRUCKING AND WAREHOUSING - 0.02%
3,128		Con-way, Inc	56,085
		TOTAL TRUCKING AND WAREHOUSING	56,085

WATER TRANSPORTATION - 0.27%
3,499		Alexander & Baldwin, Inc	66,586
30,450		Carnival Corp	657,719
2,149		Overseas Shipholding Group, Inc	48,718
11,853		Royal Caribbean Cruises Ltd	94,943
3,255		Teekay Corp	46,319
		TOTAL WATER TRANSPORTATION	914,285

WHOLESALE TRADE-DURABLE GOODS - 0.19%
10,519	*	Arrow Electronics, Inc	200,493
1,187		BorgWarner, Inc	24,096
15,313	*	Ingram Micro, Inc (Class A)	193,556
5,553		Reliance Steel & Aluminum Co	146,210
3,426	*	Tech Data Corp	74,618
813	*	WESCO International, Inc	14,732
		TOTAL WHOLESALE TRADE-DURABLE GOODS	653,705

WHOLESALE TRADE-NONDURABLE GOODS - 0.14%
2,876		Brown-Forman Corp (Class B)	111,675
7,609		Cardinal Health, Inc	239,532
2,378	*	Dean Foods Co	42,994
1,465	*	Endo Pharmaceuticals Holdings, Inc	25,901
748	*	Henry Schein, Inc	29,927

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,100		Valhi, Inc	$10,318
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	460,347

		TOTAL COMMON STOCKS	332,540,622
		(Cost $575,220,375)

		TOTAL INVESTMENTS - 99.02%	332,540,622
		(Cost $575,220,375)
		OTHER ASSETS AND LIABILITIES, NET - 0.98%	3,286,516
		NET ASSETS - 100.00%	$335,827,138

	*	Non-income producing

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS
EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 99.36%

AGRICULTURAL PRODUCTION-CROPS - 0.00%**
3,805	*	Chiquita Brands International, Inc	$25,227
		TOTAL AGRICULTURAL PRODUCTION-CROPS	25,227

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
954		Cal-Maine Foods, Inc	21,360
25		Seaboard Corp	25,250
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	46,610

AGRICULTURAL SERVICES - 0.00%**
864	*	Cadiz, Inc	6,895
812		Calavo Growers, Inc	9,760
		TOTAL AGRICULTURAL SERVICES	16,655

AMUSEMENT AND RECREATION SERVICES - 0.48%
4,987	*	Bally Technologies, Inc	91,861
689		Churchill Downs, Inc	20,711
736		Dover Downs Gaming & Entertainment, Inc	2,260
3,080		International Speedway Corp (Class A)	67,945
2,855	*	Life Time Fitness, Inc	35,859
6,113	*	Live Nation, Inc	16,322
7,547	*	Penn National Gaming, Inc	182,260
5,760	*	Pinnacle Entertainment, Inc	40,550
5,973	*	Six Flags, Inc	1,613
1,544		Speedway Motorsports, Inc	18,250
2,919	*	Ticketmaster	10,771
1,184	*	Town Sports International Holdings, Inc	3,540
180,059		Walt Disney Co	3,269,871
3,298		Warner Music Group Corp	7,750
3,592	*	WMS Industries, Inc	75,109
3,805		World Wrestling Entertainment, Inc (Class A)	43,910
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,888,582

APPAREL AND ACCESSORY STORES - 0.58%
7,950		Abercrombie & Fitch Co (Class A)	189,210
6,328	*	Aeropostale, Inc	168,072
2,689	*	American Apparel, Inc	7,852
16,132		American Eagle Outfitters, Inc	197,456
5,041	*	AnnTaylor Stores Corp	26,213
3,149		Bebe Stores, Inc	21,004
4,361		Brown Shoe Co, Inc	16,354
1,912		Buckle, Inc	61,050
793	*	Cache, Inc	2,284
5,621	*	Carter's, Inc	105,731
2,133	*	Casual Male Retail Group, Inc	1,045

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,314		Cato Corp (Class A)	$42,300
2,203	*	Charlotte Russe Holding, Inc	17,954
7,798	*	Charming Shoppes, Inc	10,917
14,947	*	Chico's FAS, Inc	80,265
1,990	*	Children's Place Retail Stores, Inc	43,561
2,902		Christopher & Banks Corp	11,869
1,134	*	Citi Trends, Inc	25,957
8,034	*	Collective Brands, Inc	78,251
4,020	*	Dress Barn, Inc	49,406
1,121	*	DSW, Inc (Class A)	10,414
3,249		Finish Line, Inc (Class A)	21,508
13,032		Foot Locker, Inc	136,575
45,213		Gap, Inc	587,318
7,801	*	Hanesbrands, Inc	74,656
6,459	*	HOT Topic, Inc	72,276
3,580	*	J Crew Group, Inc	47,184
3,218	*	JOS A Bank Clothiers, Inc	89,493
28,834	*	Kohl's Corp	1,220,256
26,042		Limited Brands, Inc	226,565
3,344	*	New York & Co, Inc	11,871
16,827		Nordstrom, Inc	281,852
5,259	*	Pacific Sunwear Of California, Inc	8,730
12,214		Ross Stores, Inc	438,238
407	*	Shoe Carnival, Inc	4,212
3,326		Stage Stores, Inc	33,526
1,778		Talbots, Inc	6,241
9,798	*	Tween Brands, Inc	20,968
2,684	*	Under Armour, Inc (Class A)	44,098
10,590	*	Urban Outfitters, Inc	173,358
11,688	*	Wet Seal, Inc (Class A)	39,272
		TOTAL APPAREL AND ACCESSORY STORES	4,705,362

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
1,043		Columbia Sportswear Co	31,207
963	*	G-III Apparel Group Ltd	5,316
5,701		Guess ?, Inc	120,177
2,494	*	Gymboree Corp	53,247
13,624		Jones Apparel Group, Inc	57,493
16,432		Liz Claiborne, Inc	40,587
4,488	*	Lululemon Athletica, Inc	38,866
3,070	*	Maidenform Brands, Inc	28,121
4,194		Phillips-Van Heusen Corp	95,120
5,157		Polo Ralph Lauren Corp (Class A)	217,883
10,285	*	Quiksilver, Inc	13,165
4,265	*	True Religion Apparel, Inc	50,370
8,138		VF Corp	464,761
3,618	*	Warnaco Group, Inc	86,832
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,303,145

AUTO REPAIR, SERVICES AND PARKING - 0.04%
741	*	Amerco, Inc	24,846
2,651	*	Dollar Thrifty Automotive Group, Inc	3,075

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
29,914	*	Hertz Global Holdings, Inc	$117,562
1,441	*	Midas, Inc	11,413
2,071		Monro Muffler, Inc	56,600
4,712		Ryder System, Inc	133,396
432	*	Standard Parking Corp	7,085
3,275	*	Wright Express Corp	59,671
		TOTAL AUTO REPAIR, SERVICES AND PARKING	413,648

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.26%
9,129		Advance Auto Parts	375,019
793	*	America's Car-Mart, Inc	10,777
6,548		Asbury Automotive Group, Inc	28,222
13,528	*	Autonation, Inc	187,769
3,355	*	Autozone, Inc	545,590
20,569	*	Carmax, Inc	255,878
6,213	*	Copart, Inc	184,278
3,323	*	MarineMax, Inc	6,513
12,418	*	O'Reilly Automotive, Inc	434,754
3,336		Penske Auto Group, Inc	31,125
3,408	*	Rush Enterprises, Inc (Class A)	30,399
2,558		Sonic Automotive, Inc (Class A)	4,093
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	2,094,417

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.82%
1,177	*	Builders FirstSource, Inc	2,378
12,086		Fastenal Co	388,625
159,023		Home Depot, Inc	3,746,581
137,270		Lowe's Cos, Inc	2,505,178
1,580	*	Lumber Liquidators, Inc	20,145
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,662,907

BUSINESS SERVICES - 7.54%
40,516	*	3Com Corp	125,194
733	*	3D Systems Corp	4,830
4,505		Aaron Rents, Inc	120,103
3,560		ABM Industries, Inc	58,384
4,115	*	ACI Worldwide, Inc	77,156
55,740	*	Activision Blizzard, Inc	583,040
3,842	*	Actuate Corp	11,757
5,011		Acxiom Corp	37,081
2,262		Administaff, Inc	47,796
49,519	*	Adobe Systems, Inc	1,059,211
1,354	*	Advent Software, Inc	45,102
8,409	*	Affiliated Computer Services, Inc (Class A)	402,707
4,957		Aircastle Ltd	23,050
15,886	*	Akamai Technologies, Inc	308,188
6,083	*	Alliance Data Systems Corp	224,767
17,944	*	Amdocs Ltd	332,323
3,052	*	American Reprographics Co	10,804
1,790		American Software, Inc (Class A)	9,433
3,535	*	AMN Healthcare Services, Inc	18,029
7,947	*	Ansys, Inc	199,470

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,421		Arbitron, Inc	$36,339
1,370	*	ArcSight, Inc	17,495
7,125	*	Ariba, Inc	62,201
13,431	*	Art Technology Group, Inc	34,249
1,465	*	Asset Acceptance Capital Corp	7,779
1,686	*	athenahealth, Inc	40,649
21,285	*	Autodesk, Inc	357,801
48,943		Automatic Data Processing, Inc	1,720,836
9,053	*	Avis Budget Group, Inc	8,238
4,038	*	Avocent Corp	49,021
1,039	*	Bankrate, Inc	25,923
1,940		BGC Partners, Inc (Class A)	4,287
3,724		Blackbaud, Inc	43,236
2,820	*	Blackboard, Inc	89,507
2,690	*	Blue Coat Systems, Inc	32,307
18,046	*	BMC Software, Inc	595,518
761	*	Bottomline Technologies, Inc	5,007
10,690	*	BPZ Energy, Inc	39,553
4,265		Brady Corp (Class A)	75,192
3,327		Brink's Co	88,032
4,147	*	Brink's Home Security Holdings, Inc	93,722
36,487		CA, Inc	642,536
2,883	*	CACI International, Inc (Class A)	105,201
21,979	*	Cadence Design Systems, Inc	92,312
6,250	*	CAI International, Inc	17,688
2,394	*	Callidus Software, Inc	6,943
1,660	*	Capella Education Co	87,980
2,460	*	Cavium Networks, Inc	28,388
4,380	*	CBIZ, Inc	30,529
6,332	*	Cerner Corp	278,418
2,094	*	Chordiant Software, Inc	6,345
3,178	*	Ciber, Inc	8,676
17,244	*	Citrix Systems, Inc	390,404
3,570	*	Clear Channel Outdoor Holdings, Inc (Class A)	13,102
847	*	Clinical Data, Inc	9,148
4,484	*	Cogent Communications Group, Inc	32,285
3,986	*	Cogent, Inc	47,433
3,905		Cognex Corp	52,132
26,622	*	Cognizant Technology Solutions Corp (Class A)	553,471
3,503	*	Commvault Systems, Inc	38,428
1,988		Compass Diversified Trust	17,733
1,189	*	Compellent Technologies, Inc	12,913
1,662		Computer Programs & Systems, Inc	55,295
13,857	*	Computer Sciences Corp	510,492
22,024	*	Compuware Corp	145,138
847	*	COMSYS IT Partners, Inc	1,872
3,892	*	Concur Technologies, Inc	74,687
1,682	*	Constant Contact, Inc	23,531
10,212	*	Convergys Corp	82,513
1,788	*	CoStar Group, Inc	54,087
3,313	*	CSG Systems International, Inc	47,310
7,007	*	Cybersource Corp	103,774

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,709	*	Data Domain, Inc	$34,052
3,491	*	DealerTrack Holdings, Inc	45,732
1,730	*	Deltek, Inc	7,491
4,616		Deluxe Corp	44,452
2,100	*	Dice Holdings, Inc	5,838
4,294	*	Digital River, Inc	128,047
2,470	*	DivX, Inc	12,424
476	*	DMRC Corp	4,627
1,220	*	Double-Take Software, Inc	8,247
3,710	*	DST Systems, Inc	128,440
2,712	*	DynCorp International, Inc (Class A)	36,151
9,238	*	Earthlink, Inc	60,694
103,804	*	eBay, Inc	1,303,777
510	*	Ebix, Inc	12,674
3,244	*	Echelon Corp	26,244
6,068	*	Eclipsys Corp	61,530
1,211		Electro Rent Corp	11,674
30,000	*	Electronic Arts, Inc	545,700
5,230	*	Electronics for Imaging, Inc	51,254
5,133	*	Entrust, Inc	7,751
4,217	*	Epicor Software Corp	16,067
4,323	*	EPIQ Systems, Inc	77,944
11,652		Equifax, Inc	284,891
7,422	*	Evergreen Energy, Inc	10,331
1,660	*	ExlService Holdings, Inc	14,309
20,007	*	Expedia, Inc	181,664
7,804	*	F5 Networks, Inc	163,494
4,026		Factset Research Systems, Inc	201,260
4,520		Fair Isaac Corp	63,596
1,951	*	FalconStor Software, Inc	4,663
17,821		Fidelity National Information Services, Inc	324,342
817	*	First Advantage Corp (Class A)	11,258
15,313	*	Fiserv, Inc	558,312
1,148	*	Forrester Research, Inc	23,603
5,026	*	Gartner, Inc	55,336
1,509	*	Gerber Scientific, Inc	3,607
1,781		Gevity HR, Inc	7,035
3,223	*	Global Cash Access, Inc	12,312
1,275	*	Global Sources Ltd	4,959
22,279	*	Google, Inc (Class A)	7,754,428
1,315	*	H&E Equipment Services, Inc	8,613
3,427	*	Hackett Group, Inc	6,923
3,917		Healthcare Services Group	58,637
2,009		Heartland Payment Systems, Inc	13,279
1,765		Heidrick & Struggles International, Inc	31,311
12,811	*	HLTH Corp	132,594
2,880	*	HMS Holdings Corp	94,752
2,798	*	Hudson Highland Group, Inc	3,106
3,858	*	Hypercom Corp	3,704
989	*	i2 Technologies, Inc	7,813
289	*	ICT Group, Inc	1,610
1,316		iGate Corp	4,264

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,237	*	IHS, Inc (Class A)	$174,480
16,596		IMS Health, Inc	206,951
2,444		infoGROUP, Inc	10,167
8,597	*	Informatica Corp	113,996
2,104		Infospace, Inc	10,941
2,615	*	Innerworkings, Inc	11,166
1,718	*	Integral Systems, Inc	14,775
3,578		Interactive Data Corp	88,949
955	*	Interactive Intelligence, Inc	8,652
5,824	*	Internap Network Services Corp	15,667
1,767	*	Internet Brands, Inc (Class A)	10,372
2,383	*	Internet Capital Group, Inc	9,603
43,821	*	Interpublic Group of Cos, Inc	180,543
29,894	*	Intuit, Inc	807,138
2,569	*	inVentiv Health, Inc	20,963
16,234	*	Iron Mountain, Inc	359,908
7,266		Jack Henry & Associates, Inc	118,581
2,086	*	JDA Software Group, Inc	24,093
49,230	*	Juniper Networks, Inc	741,404
1,857		Kelly Services, Inc (Class A)	14,949
1,834	*	Kenexa Corp	9,885
1,118	*	Keynote Systems, Inc	8,866
2,364	*	Kforce, Inc	16,619
1,958	*	Knot, Inc	16,056
6,347	*	Korn/Ferry International	57,504
6,111	*	Lamar Advertising Co (Class A)	59,582
10,291	*	Lawson Software, Inc	43,737
5,486	*	Limelight Networks, Inc	18,378
1,100	*	Liquidity Services, Inc	7,689
2,806	*	Magma Design Automation, Inc	2,105
2,138	*	Manhattan Associates, Inc	37,030
7,369		Manpower, Inc	232,345
2,085	*	Mantech International Corp (Class A)	87,362
3,869		Marchex, Inc (Class B)	13,309
6,858		Mastercard, Inc (Class A)	1,148,578
13,969	*	McAfee, Inc	467,962
6,972	*	Mentor Graphics Corp	30,956
759,863		Microsoft Corp	13,958,682
736	*	MicroStrategy, Inc (Class A)	25,164
4,277	*	MODUSLINK GLOBAL SOLUTIONS,Inc	11,077
1,184	*	Monotype Imaging Holdings, Inc	4,428
9,796	*	Monster Worldwide, Inc	79,837
18,693		Moody's Corp	428,444
17,615	*	Move, Inc	25,542
8,526	*	MPS Group, Inc	50,730
3,168	*	MSC.Software Corp	17,868
534	*	NCI, Inc (Class A)	13,884
14,013	*	NCR Corp	111,403
2,508	*	Ness Technologies, Inc	7,399
3,597	*	NetFlix, Inc	154,383
2,450	*	Netscout Systems, Inc	17,542
578	*	NetSuite, Inc	6,508

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,904		NIC, Inc	$15,101
33,901	*	Novell, Inc	144,418
17,551	*	Nuance Communications, Inc	190,604
30,044		Omnicom Group, Inc	703,029
6,499	*	Omniture, Inc	85,722
1,748	*	On Assignment, Inc	4,737
1,355	*	Online Resources Corp	5,705
6,788	*	OpenTV Corp (Class A)	10,250
1,500	*	Opnet Technologies, Inc	13,005
368,627	*	Oracle Corp	6,661,089
10,034	*	Parametric Technology Corp	100,139
1,702		PC-Tel, Inc	7,319
1,463		Pegasystems, Inc	27,168
2,126	*	Perficient, Inc	11,480
7,252	*	Perot Systems Corp (Class A)	93,406
4,418	*	Phase Forward, Inc	56,506
2,203	*	Phoenix Technologies Ltd	3,569
1,446	*	Portfolio Recovery Associates, Inc	38,811
5,806	*	Premiere Global Services, Inc	51,209
4,601	*	Progress Software Corp	79,873
1,059	*	PROS Holdings, Inc	4,924
1,388		QAD, Inc	3,512
1,771		Quality Systems, Inc	80,138
5,845	*	Quest Software, Inc	74,115
4,650	*	Rackspace Hosting, Inc	34,829
1,378	*	Radiant Systems, Inc	6,077
1,137	*	Radisys Corp	6,890
10,400	*	Raser Technologies, Inc	43,576
8,011	*	RealNetworks, Inc	18,666
17,707	*	Red Hat, Inc	315,893
612		Renaissance Learning, Inc	5,490
6,278	*	Rent-A-Center, Inc	121,605
2,295	*	RightNow Technologies, Inc	17,373
1,600	*	Riskmetrics Group Inc	22,864
13,101		Robert Half International, Inc	233,591
4,497		Rollins, Inc	77,124
3,888	*	RSC Holdings, Inc	20,451
5,134	*	S1 Corp	26,440
9,702	*	Salesforce.com, Inc	317,546
7,164	*	Sapient Corp	32,023
2,460	*	Smith Micro Software, Inc	12,866
2,807	*	Sohu.com, Inc	115,957
4,133	*	SonicWALL, Inc	18,433
19,829	*	Sonus Networks, Inc	31,132
8,398		Sotheby's (Class A)	75,582
1,689	*	Sourcefire, Inc	12,296
4,940	*	Spherion Corp	10,275
2,317	*	SPSS, Inc	65,872
3,686	*	SRA International, Inc (Class A)	54,184
1,182	*	Stratasys, Inc	9,775
1,835	*	SuccessFactors, Inc	14,001
72,749	*	Sun Microsystems, Inc	532,523

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,687	*	SupportSoft, Inc	$7,079
7,387	*	Sybase, Inc	223,752
2,708	*	SYKES Enterprises, Inc	45,034
78,262	*	Symantec Corp	1,169,234
2,336	*	Synchronoss Technologies, Inc	28,639
1,827	*	SYNNEX Corp	35,937
13,568	*	Synopsys, Inc	281,265
1,762		Syntel, Inc	36,262
6,176		Take-Two Interactive Software, Inc	51,570
1,294		TAL International Group, Inc	9,472
1,871	*	Taleo Corp (Class A)	22,115
1,091	*	TechTarget, Inc	2,618
3,895	*	TeleTech Holdings, Inc	42,417
807		Textainer Group Holdings Ltd	5,447
1,213		TheStreet.com, Inc	2,390
5,002	*	THQ, Inc	15,206
16,150	*	TIBCO Software, Inc	94,801
2,493	*	TNS, Inc	20,393
16,053		Total System Services, Inc	221,692
2,582	*	TradeStation Group, Inc	17,041
7,096	*	TrueBlue, Inc	58,542
2,353	*	Ultimate Software Group, Inc	40,613
26,675	*	Unisys Corp	14,138
6,269		United Online, Inc	27,960
10,457	*	United Rentals, Inc	44,024
8,046	*	Valueclick, Inc	68,471
2,516	*	Vasco Data Security International	14,517
17,814	*	VeriSign, Inc	336,150
2,855		Viad Corp	40,313
1,973	*	Vignette Corp	13,180
42,021		Visa, Inc (Class A)	2,336,367
4,188	*	VMware, Inc (Class A)	98,921
1,323	*	Vocus, Inc	17,583
667	*	Volt Information Sciences, Inc	4,436
653	*	WebMD Health Corp (Class A)	14,562
4,018	*	Websense, Inc	48,216
2,225	*	Website Pros, Inc	7,387
5,919	*	Wind River Systems, Inc	37,882
130,703	*	Yahoo!, Inc	1,674,304
		TOTAL BUSINESS SERVICES	61,436,142

CHEMICALS AND ALLIED PRODUCTS - 13.33%
146,388		Abbott Laboratories	6,982,708
724	*	Abraxis Bioscience, Inc	34,520
1,835	*	Acadia Pharmaceuticals, Inc	1,743
3,194	*	Acorda Therapeutics, Inc	63,273
3,770	*	Adolor Corp	7,691
19,797		Air Products & Chemicals, Inc	1,113,581
1,838	*	Albany Molecular Research, Inc	17,332
8,334		Albemarle Corp	181,431
8,842		Alberto-Culver Co	199,918
7,602	*	Alexion Pharmaceuticals, Inc	286,291

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,440	*	Alexza Pharmaceuticals, Inc	$3,182
9,170	*	Alkermes, Inc	111,232
5,729	*	Allos Therapeutics, Inc	35,405
3,382	*	Alnylam Pharmaceuticals, Inc	64,393
1,383	*	AMAG Pharmaceuticals, Inc	50,853
4,965	*	American Oriental Bioengineering, Inc	19,165
2,954		American Vanguard Corp	38,107
96,292	*	Amgen, Inc	4,768,380
2,248		Arch Chemicals, Inc	42,622
909	*	Ardea Biosciences, Inc	9,354
8,260	*	Arena Pharmaceuticals, Inc	24,863
2,419	*	Arqule, Inc	10,015
3,457	*	Array Biopharma, Inc	9,126
3,987	*	Auxilium Pharmaceuticals, Inc	110,520
9,648		Avery Dennison Corp	215,536
39,642		Avon Products, Inc	762,316
1,641		Balchem Corp	41,238
899	*	Biodel, Inc	4,684
27,521	*	Biogen Idec, Inc	1,442,651
8,036	*	BioMarin Pharmaceuticals, Inc	99,245
780	*	BioMimetic Therapeutics, Inc	5,538
185,588		Bristol-Myers Squibb Co	4,068,089
5,474		Cabot Corp	57,532
1,206	*	Cadence Pharmaceuticals, Inc	11,312
4,872	*	Calgon Carbon Corp	69,036
1,937	*	Cambrex Corp	4,416
1,195	*	Caraco Pharmaceutical Laboratories Ltd	4,206
12,104		Celanese Corp (Series A)	161,830
43,429	*	Celgene Corp	1,928,248
7,425	*	Cell Genesys, Inc	2,153
1,257	*	Celldex Therapeutics, Inc	8,183
6,177	*	Cephalon, Inc	420,654
4,553		CF Industries Holdings, Inc	323,855
6,527	*	Charles River Laboratories International, Inc	177,600
1,668	*	Chattem, Inc	93,491
4,940	*	China Precision Steel, Inc	5,780
6,613		Church & Dwight Co, Inc	345,397
12,986		Clorox Co	668,519
48,179		Colgate-Palmolive Co	2,841,597
3,988	*	Columbia Laboratories, Inc	5,743
1,228	*	Cougar Biotechnology, Inc	39,542
5,593	*	Cubist Pharmaceuticals, Inc	91,501
3,964	*	Cypress Bioscience, Inc	28,184
3,895		Cytec Industries, Inc	58,503
1,097	*	Cytokinetics, Inc	1,865
1,557	*	Cytori Therapeutics, Inc	2,678
12,077	*	Dendreon Corp	50,723
19,164	*	Discovery Laboratories, Inc	23,380
88,217		Dow Chemical Co	743,669
85,790		Du Pont (E.I.) de Nemours & Co	1,915,691
7,981	*	Durect Corp	17,798
6,985		Eastman Chemical Co	187,198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
16,181		Ecolab, Inc	$561,966
94,790		Eli Lilly & Co	3,166,934
2,605	*	Elizabeth Arden, Inc	15,187
2,088	*	Emergent Biosolutions, Inc	28,209
2,740	*	Enzon Pharmaceuticals, Inc	16,632
8,871		Estee Lauder Cos (Class A)	218,670
1,950	*	Facet Biotech Corp	18,525
3,162		Ferro Corp	4,522
7,131		FMC Corp	307,631
28,531	*	Forest Laboratories, Inc	626,541
25,334	*	Genzyme Corp	1,504,586
6,239	*	Geron Corp	27,888
86,805	*	Gilead Sciences, Inc	4,020,808
1,380	*	GTx, Inc	14,600
4,572		H.B. Fuller Co	59,436
4,685	*	Halozyme Therapeutics, Inc	25,580
14,874	*	Hospira, Inc	459,012
10,809	*	Human Genome Sciences, Inc	8,971
20,671		Huntsman Corp	64,700
2,336	*	ICO, Inc	4,812
1,955	*	Idenix Pharmaceuticals, Inc	6,021
1,706	*	Idera Pharmaceuticals, Inc	11,038
5,810	*	Idexx Laboratories, Inc	200,910
6,780	*	Immucor, Inc	170,517
3,428	*	Immunogen, Inc	24,339
2,272		Innophos Holdings, Inc	25,628
1,454		Innospec, Inc	5,482
3,397	*	Inspire Pharmaceuticals, Inc	13,792
626		Inter Parfums, Inc	3,650
3,257	*	InterMune, Inc	53,545
7,495		International Flavors & Fragrances, Inc	228,298
7,195	*	Inverness Medical Innovations, Inc	191,603
15,597	*	Invitrogen Corp	506,591
10,988	*	Javelin Pharmaceuticals, Inc	15,823
266,774		Johnson & Johnson	14,032,311
1,282		Kaiser Aluminum Corp	29,640
22,246	*	King Pharmaceuticals, Inc	157,279
1,718		Koppers Holdings, Inc	24,945
2,762	*	KV Pharmaceutical Co (Class A)	4,557
1,531	*	Landec Corp	8,528
6,598	*	Ligand Pharmaceuticals, Inc (Class B)	19,662
6,186		Lubrizol Corp	210,386
930		Mannatech, Inc	3,097
3,013	*	MannKind Corp	10,485
3,553		Martek Biosciences Corp	64,842
10,830	*	Medarex, Inc	55,558
4,277	*	Medicines Co	46,363
4,145		Medicis Pharmaceutical Corp (Class A)	51,274
2,182	*	Medivation, Inc	39,865
203,693		Merck & Co, Inc	5,448,788
3,696		Meridian Bioscience, Inc	66,972
1,545		Minerals Technologies, Inc	49,517

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,140	*	Molecular Insight Pharmaceuticals, Inc	$7,618
1,900	*	Momenta Pharmaceuticals, Inc	20,919
51,946		Monsanto Co	4,316,714
14,475		Mosaic Co	607,661
27,864	*	Mylan Laboratories, Inc	373,656
4,366	*	Nabi Biopharmaceuticals	16,154
13,231		Nalco Holding Co	172,929
1,480	*	Nanosphere, Inc	7,356
4,413	*	NBTY, Inc	62,135
2,863	*	Neurocrine Biosciences, Inc	10,164
1,171		NewMarket Corp	51,875
465		NL Industries, Inc	4,650
1,927	*	Noven Pharmaceuticals, Inc	18,268
3,911	*	NPS Pharmaceuticals, Inc	16,426
1,463	*	Obagi Medical Products, Inc	7,871
6,115		Olin Corp	87,261
2,490	*	OM Group, Inc	48,107
5,409	*	Onyx Pharmaceuticals, Inc	154,427
2,000	*	Optimer Pharmaceuticals, Inc	26,380
2,833	*	OraSure Technologies, Inc	7,167
1,613	*	Orexigen Therapeutics, Inc	4,210
5,424	*	OSI Pharmaceuticals, Inc	207,522
2,710	*	Osiris Therapeutics, Inc	37,398
5,426	*	Pacific Ethanol, Inc	1,791
11,946	*	Pactiv Corp	174,292
2,404	*	Pain Therapeutics, Inc	10,097
4,872	*	Par Pharmaceutical Cos, Inc	46,138
5,254	*	Parexel International Corp	51,121
9,750		PDL BioPharma, Inc	69,030
7,418		Perrigo Co	184,189
2,525	*	PetMed Express, Inc	41,612
639,035		Pfizer, Inc	8,703,656
1,267	*	Pharmasset, Inc	12,429
2,476	*	PharMerica Corp	41,201
7,706	*	PolyOne Corp	17,801
3,470	*	Pozen, Inc	21,236
15,391		PPG Industries, Inc	567,928
29,644		Praxair, Inc	1,994,745
2,719	*	Prestige Brands Holdings, Inc	14,084
283,916		Procter & Gamble Co	13,369,605
3,261	*	Progenics Pharmaceuticals, Inc	21,490
167	*	Protalix BioTherapeutics, Inc	334
4,842	*	Questcor Pharmaceuticals, Inc	23,823
2,065	*	Quidel Corp	19,039
3,302	*	Rockwood Holdings, Inc	26,218
12,210		Rohm & Haas Co	962,636
11,717		RPM International, Inc	149,157
4,463	*	Salix Pharmaceuticals Ltd	42,399
151,995		Schering-Plough Corp	3,579,482
4,542		Scotts Miracle-Gro Co (Class A)	157,607
4,395		Sensient Technologies Corp	103,283
10,176	*	Sepracor, Inc	149,180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,355		Sherwin-Williams Co	$486,179
12,082		Sigma-Aldrich Corp	456,579
10,717	*	Solutia, Inc	20,041
642		Stepan Co	17,527
1,619	*	SurModics, Inc	29,547
4,090	*	Synta Pharmaceuticals Corp	8,753
1,444	*	Targacept, Inc	3,870
5,500	*	Theravance, Inc	93,500
4,010	*	Ulta Salon Cosmetics & Fragrance, Inc	26,546
2,261	*	United Therapeutics Corp	149,429
570	*	USANA Health Sciences, Inc	12,745
10,109	*	USEC, Inc	48,523
6,363	*	Valeant Pharmaceuticals International	113,198
9,196		Valspar Corp	183,644
14,993	*	Vertex Pharmaceuticals, Inc	430,749
6,600	*	Viropharma, Inc	34,650
8,076	*	Warner Chilcott Ltd (Class A)	84,960
9,572	*	Watson Pharmaceuticals, Inc	297,785
2,076		Westlake Chemical Corp	30,372
9,248	*	WR Grace & Co	58,447
125,513		Wyeth	5,402,080
2,069	*	Xenoport, Inc	40,056
9,644	*	XOMA Ltd	5,111
2,506	*	Zymogenetics, Inc	9,999
		TOTAL CHEMICALS AND ALLIED PRODUCTS	108,918,563

COAL MINING - 0.19%
6,870	*	Alpha Natural Resources, Inc	121,943
13,303		Arch Coal, Inc	177,861
16,726		Consol Energy, Inc	422,164
21,265	*	International Coal Group, Inc	34,237
3,730	*	James River Coal Co	46,028
9,093		Massey Energy Co	92,021
2,110	*	National Coal Corp	2,870
25,049		Peabody Energy Corp	627,227
779	*	Westmoreland Coal Co	5,585
		TOTAL COAL MINING	1,529,936

COMMUNICATIONS - 4.80%
5,749		Adtran, Inc	93,191
3,573		Alaska Communications Systems Group, Inc	23,939
36,874	*	American Tower Corp (Class A)	1,122,077
2,386	*	Anixter International, Inc	75,588
3,680	*	Aruba Networks, Inc	11,555
561,421		AT&T, Inc	14,147,809
800		Atlantic Tele-Network, Inc	15,344
1,395	*	Audiovox Corp (Class A)	4,785
3,879	*	Brightpoint, Inc	16,602
20,331		Cablevision Systems Corp (Class A)	263,083
2,164	*	Cbeyond Communications, Inc	40,748
51,905		CBS Corp (Class B)	199,315
8,747	*	Centennial Communications Corp	72,250

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,890	*	Central European Media Enterprises Ltd (Class A)	$67,499
9,626		CenturyTel, Inc	270,683
19,849	*	Cincinnati Bell, Inc	45,653
5,505	*	Clearwire Corp (Class A)	28,351
264,149		Comcast Corp (Class A)	3,602,993
1,895		Consolidated Communications Holdings, Inc	19,443
2,758	*	Cox Radio, Inc (Class A)	11,308
26,490	*	Crown Castle International Corp	540,661
1,364	*	Crown Media Holdings, Inc (Class A)	2,783
9,847	*	CTC Media, Inc	44,902
3,320	*	Cumulus Media, Inc (Class A)	3,353
2,106	*	DG FastChannel, Inc	39,530
50,612	*	DIRECTV Group, Inc	1,153,448
18,584	*	DISH Network Corp (Class A)	206,468
13,821		Embarq Corp	523,125
2,549		Entercom Communications Corp (Class A)	2,804
4,266	*	Entravision Communications Corp (Class A)	1,109
3,085	*	Equinix, Inc	173,223
6,994		Fairpoint Communications, Inc	5,455
8,070	*	FiberTower Corp	1,614
523		Fisher Communications, Inc	5,104
31,052		Frontier Communications Corp	222,953
3,128	*	General Communication, Inc (Class A)	20,895
2,600	*	GeoEye, Inc	51,350
3,168	*	Global Crossing Ltd	22,176
7,691		Global Payments, Inc	256,956
1,429	*	Globalstar, Inc	500
2,720		Gray Television, Inc	870
2,451		Hearst-Argyle Television, Inc	10,196
471	*	Hughes Communications, Inc	5,666
9,059	*	IAC/InterActiveCorp	137,969
2,397		Ibasis, Inc	1,606
7,585	*	ICO Global Communications Holdings Ltd (Class A)	2,655
1,155	*	IDT Corp (Class B)	1,340
3,362		Iowa Telecommunications Services, Inc	38,529
1,117	*	iPCS, Inc	10,846
4,182	*	j2 Global Communications, Inc	91,544
1,886	*	Knology, Inc	7,770
4,931	*	Leap Wireless International, Inc	171,944
128,552	*	Level 3 Communications, Inc	118,268
25,699	*	Liberty Global, Inc (Class A)	374,177
10,337	*	Liberty Media Corp - Capital (Series A)	72,152
48,106	*	Liberty Media Corp - Entertainment (Series A)	959,715
60,995	*	Liberty Media Holding Corp (Interactive A)	176,886
1,731	*	Lin TV Corp (Class A)	1,939
3,498	*	Mastec, Inc	42,291
3,808	*	Mediacom Communications Corp (Class A)	15,346
22,251	*	MetroPCS Communications, Inc	380,047
7,517	*	NeuStar, Inc (Class A)	125,910
1,358	*	Neutral Tandem, Inc	33,420
1,998	*	Nextwave Wireless, Inc	320
15,702	*	NII Holdings, Inc (Class B)	235,530

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,620	*	Novatel Wireless, Inc	$14,724
3,098		NTELOS Holdings Corp	56,198
2,310	*	Orbcomm, Inc	3,396
10,136	*	PAETEC Holding Corp	14,596
139,623		Qwest Communications International, Inc	477,511
3,087	*	RCN Corp	11,422
3,043	*	SAVVIS, Inc	18,836
10,509	*	SBA Communications Corp (Class A)	244,860
8,402		Scripps Networks Interactive (Class A)	189,129
2,120		Shenandoah Telecom Co	48,336
2,967		Sinclair Broadcast Group, Inc (Class A)	3,056
259,389	*	Sprint Nextel Corp	926,019
1,659	*	Switch & Data Facilities Co, Inc	14,549
5,273	*	Syniverse Holdings, Inc	83,102
2,661	*	TeleCommunication Systems, Inc (Class A)	24,401
9,707		Telephone & Data Systems, Inc	257,333
3,425	*	Terremark Worldwide, Inc	9,213
4,704	*	TerreStar Corp	2,634
32,852		Time Warner Cable, Inc	814,735
10,357	*	TiVo, Inc	72,913
1,359	*	US Cellular Corp	45,309
1,775		USA Mobility, Inc	16,348
270,461		Verizon Communications, Inc	8,167,922
52,390	*	Viacom, Inc (Class B)	910,538
2,100	*	Virgin Mobile USA, Inc (Class A)	2,709
2,083	*	Vonage Holdings Corp	833
40,099		Windstream Corp	323,198
		TOTAL COMMUNICATIONS	39,181,381

DEPOSITORY INSTITUTIONS - 5.16%
1,737		1st Source Corp	31,353
1,999		Abington Bancorp, Inc	16,552
2,383		Amcore Financial, Inc	3,813
686		Ameris Bancorp	3,231
529		Ames National Corp	9,041
1,394		Anchor Bancorp Wisconsin, Inc	1,882
721		Arrow Financial Corp	17,080
11,693		Associated Banc-Corp	180,540
7,399		Astoria Financial Corp	67,997
744		Bancfirst Corp	27,082
1,982		Banco Latinoamericano de Exportaciones S.A. (Class E)	18,571
8,081		Bancorpsouth, Inc	168,408
1,390		BancTrust Financial Group, Inc	8,799
4,203		Bank Mutual Corp	38,079
593,588		Bank of America Corp	4,048,269
4,896		Bank of Hawaii Corp	161,470
107,342		Bank of New York Mellon Corp	3,032,411
1,832		Bank of the Ozarks, Inc	42,283
1,731		BankFinancial Corp	17,258
932		Banner Corp	2,712
49,836		BB&T Corp	843,225
2,500	*	Beneficial Mutual Bancorp, Inc	24,625

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
845		Berkshire Hills Bancorp, Inc	$19,367
2,203		BOK Financial Corp	76,114
4,625		Boston Private Financial Holdings, Inc	16,234
6,427		Brookline Bancorp, Inc	61,057
543		Bryn Mawr Bank Corp	9,150
629		Camden National Corp	14,373
878		Capital City Bank Group, Inc	10,062
838		Capitol Bancorp Ltd	3,478
2,231		Capitol Federal Financial	84,354
2,055		Cardinal Financial Corp	11,796
1,729		Cascade Bancorp	2,818
416		Cass Information Systems, Inc	13,491
4,114		Cathay General Bancorp	42,909
740		Centerstate Banks of Florida, Inc	8,147
3,951		Central Pacific Financial Corp	22,126
2,441		Chemical Financial Corp	50,797
530,525		Citigroup, Inc	1,342,227
728		Citizens & Northern Corp	13,461
6,479		Citizens Republic Bancorp, Inc	10,042
1,074		City Bank	3,544
1,809		City Holding Co	49,368
3,388		City National Corp	114,413
665		Clifton Savings Bancorp, Inc	6,650
851		CoBiz, Inc	4,468
26,491		Colonial Bancgroup, Inc	23,842
1,281		Columbia Banking System, Inc	8,198
14,096		Comerica, Inc	258,098
6,059		Commerce Bancshares, Inc	219,942
3,906		Community Bank System, Inc	65,426
1,356		Community Trust Bancorp, Inc	36,273
2,522		Corus Bankshares, Inc	681
5,830		Cullen/Frost Bankers, Inc	273,660
7,089		CVB Financial Corp	47,000
1,770		Dime Community Bancshares	16,603
1,979	*	Dollar Financial Corp	18,840
5,815		East West Bancorp, Inc	26,575
506		Enterprise Financial Services Corp	4,939
1,416		ESSA Bancorp, Inc	18,847
4,582	*	Euronet Worldwide, Inc	59,841
516		Farmers Capital Bank Corp	8,086
53,286		Fifth Third Bancorp	155,595
908		Financial Institutions, Inc	6,919
5,854		First Bancorp	24,938
915		First Bancorp	10,953
738		First Bancorp, Inc	11,705
2,657		First Busey Corp	20,618
531		First Citizens Bancshares, Inc (Class A)	69,986
8,106		First Commonwealth Financial Corp	71,900
675		First Community Bancshares, Inc	7,877
3,385		First Financial Bancorp	32,259
2,018		First Financial Bankshares, Inc	97,207
1,067		First Financial Corp	39,372

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,050		First Financial Holdings, Inc	$8,033
1,879		First Financial Northwest, Inc	15,671
19,753		First Horizon National Corp	212,145
2,112		First Merchants Corp	22,788
4,559		First Midwest Bancorp, Inc	39,162
11,530		First Niagara Financial Group, Inc	125,677
990		First Place Financial Corp	3,326
587		First South Bancorp, Inc	6,234
7,874		FirstMerit Corp	143,307
2,890	*	Flagstar Bancorp, Inc	2,168
1,422		Flushing Financial Corp	8,560
7,440		FNB Corp	57,065
3,542		Frontier Financial Corp	3,896
16,686		Fulton Financial Corp	110,628
5,880		Glacier Bancorp, Inc	92,375
1,563		Greene County Bancshares, Inc	13,754
3,680	*	Guaranty Bancorp	6,440
2,928		Hancock Holding Co	91,588
2,440		Hanmi Financial Corp	3,172
3,857		Harleysville National Corp	23,373
996		Heartland Financial USA, Inc	13,486
751		Heritage Commerce Corp	3,943
1,678		Home Bancshares, Inc	33,510
49,442		Hudson City Bancorp, Inc	577,977
31,502		Huntington Bancshares, Inc	52,293
1,733		IBERIABANK Corp	79,614
1,792		Independent Bank Corp	26,432
1,349		Integra Bank Corp	2,550
4,431		International Bancshares Corp	34,562
4,935	*	Investors Bancorp, Inc	41,799
348,632		JPMorgan Chase & Co	9,266,638
1,143		Kearny Financial Corp	11,979
46,284		Keycorp	364,255
1,193		Lakeland Bancorp, Inc	9,580
1,194		Lakeland Financial Corp	22,913
5,836		M&T Bank Corp	264,021
1,551		MainSource Financial Group, Inc	12,470
23,142		Marshall & Ilsley Corp	130,289
2,960		MB Financial, Inc	40,256
8,432	*	Metavante Technologies, Inc	168,303
995		Midwest Banc Holdings, Inc	1,005
1,730		Nara Bancorp, Inc	5,086
342		NASB Financial, Inc	8,519
8,212		National Penn Bancshares, Inc	68,160
3,666		NBT Bancorp, Inc	79,332
5,492	*	Net 1 UEPS Technologies, Inc	83,533
32,272		New York Community Bancorp, Inc	360,478
8,912		NewAlliance Bancshares, Inc	104,627
20,917		Northern Trust Corp	1,251,254
2,320		Northfield Bancorp, Inc	25,358
2,652		Northwest Bancorp, Inc	44,819
694		OceanFirst Financial Corp	7,093

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,883		Old National Bancorp	$76,883
950		Old Second Bancorp, Inc	6,033
3,467		Oriental Financial Group, Inc	16,919
1,094	*	Oritani Financial Corp	15,316
5,692		Pacific Capital Bancorp	38,535
835		Pacific Continental Corp	9,719
2,001		PacWest Bancorp	28,674
1,355		Park National Corp	75,541
683		Peapack Gladstone Financial Corp	12,314
404	*	Pennsylvania Commerce Bancorp, Inc	7,434
753		Peoples Bancorp, Inc	9,774
32,745		People's United Financial, Inc	588,428
1,847	*	Pinnacle Financial Partners, Inc	43,792
40,259		PNC Financial Services Group, Inc	1,179,185
32,415		Popular, Inc	70,665
2,792		PrivateBancorp, Inc	40,372
4,321		Prosperity Bancshares, Inc	118,179
4,760		Provident Bankshares Corp	33,558
4,520		Provident Financial Services, Inc	48,861
2,942		Provident New York Bancorp	25,154
67,172		Regions Financial Corp	286,153
2,252		Renasant Corp	28,285
1,325		Republic Bancorp, Inc (Class A)	24,738
790		Roma Financial Corp	10,231
2,870		S&T Bancorp, Inc	60,873
1,694		S.Y. Bancorp, Inc	41,164
1,080		Sandy Spring Bancorp, Inc	12,053
501		Santander BanCorp	3,948
1,369		SCBT Financial Corp	28,612
930		Seacoast Banking Corp of Florida	2,818
702		Shore Bancshares, Inc	11,759
251		Sierra Bancorp	2,442
3,718	*	Signature Bank	104,959
1,157		Simmons First National Corp (Class A)	29,145
794		Smithtown Bancorp, Inc	8,956
5,289		South Financial Group, Inc	5,818
854		Southside Bancshares, Inc	16,141
763		Southwest Bancorp, Inc	7,157
1,170		State Bancorp, Inc	9,009
40,941		State Street Corp	1,260,163
1,842		StellarOne Corp	21,938
1,269		Sterling Bancorp	12,563
8,380		Sterling Bancshares, Inc	54,805
4,265		Sterling Financial Corp	8,829
699		Suffolk Bancorp	18,167
926	*	Sun Bancorp, Inc	4,806
33,166		SunTrust Banks, Inc	389,369
6,918		Susquehanna Bancshares, Inc	64,545
2,738	*	SVB Financial Group	54,787
22,507		Synovus Financial Corp	73,148
11,804		TCF Financial Corp	138,815
1,548	*	Texas Capital Bancshares, Inc	17,430

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
9,408		TFS Financial Corp	$114,119
549		Tompkins Trustco, Inc	23,607
1,667		TowneBank	27,222
977		Trico Bancshares	16,355
7,364		Trustco Bank Corp NY	44,331
5,519		Trustmark Corp	101,439
14,479		UCBH Holdings, Inc	21,863
2,747		UMB Financial Corp	116,720
6,845		Umpqua Holdings Corp	62,016
902		Union Bankshares Corp	12,493
3,754		United Bankshares, Inc	64,719
3,989		United Community Banks, Inc	16,596
2,310		United Community Financial Corp	2,795
1,443		United Financial Bancorp, Inc	18,889
300		United Security Bancshares	2,208
1,163		Univest Corp of Pennsylvania	20,353
163,952		US Bancorp	2,395,338
12,918		Valley National Bancorp	159,796
820		ViewPoint Financial Group	9,865
147		W Holding Co, Inc	1,336
7,609		Washington Federal, Inc	101,124
835		Washington Trust Bancorp, Inc	13,569
439	*	Waterstone Financial, Inc	896
4,347		Webster Financial Corp	18,475
395,896		Wells Fargo & Co	5,637,558
2,313		WesBanco, Inc	52,806
1,363		West Bancorporation, Inc	10,154
1,165		West Coast Bancorp	2,586
2,912		Westamerica Bancorporation	132,671
1,668	*	Western Alliance Bancorp	7,606
69,390		Western Union Co	872,232
3,612		Westfield Financial, Inc	31,786
5,938		Whitney Holding Corp	67,990
6,584		Wilmington Trust Corp	63,799
1,162		Wilshire Bancorp, Inc	5,996
1,892		Wintrust Financial Corp	23,272
425		WSFS Financial Corp	9,503
969		Yadkin Valley Financial Corp	7,219
10,515		Zions Bancorporation	103,362
		TOTAL DEPOSITORY INSTITUTIONS	42,230,429

EATING AND DRINKING PLACES - 1.16%
2,213	*	AFC Enterprises	9,981
2,165	*	BJ's Restaurants, Inc	30,115
3,189		Bob Evans Farms, Inc	71,497
8,259		Brinker International, Inc	124,711
1,411	*	Buffalo Wild Wings, Inc	51,614
7,477		Burger King Holdings, Inc	171,597
2,127	*	California Pizza Kitchen, Inc	27,821
2,103		CBRL Group, Inc	60,230
1,589	*	CEC Entertainment, Inc	41,123
5,222	*	Cheesecake Factory	59,792

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,075	*	Chipotle Mexican Grill, Inc (Class A)	$204,119
4,601		CKE Restaurants, Inc	38,648
12,563		Darden Restaurants, Inc	430,408
13,252	*	Denny's Corp	22,131
4,767		DineEquity, Inc	56,537
4,642	*	Domino's Pizza, Inc	30,405
5,472	*	Jack in the Box, Inc	127,443
4,091	*	Krispy Kreme Doughnuts, Inc	6,546
1,218		Landry's Restaurants, Inc	6,358
1,692	*	Luby's, Inc	8,308
107,151		McDonald's Corp	5,847,229
1,468		O'Charleys, Inc	4,419
1,622	*	Papa John's International, Inc	37,095
3,890	*	PF Chang's China Bistro, Inc	89,003
1,322	*	Red Robin Gourmet Burgers, Inc	23,307
4,035	*	Ruby Tuesday, Inc	11,782
1,290	*	Ruth's Chris Steak House, Inc	1,561
5,512	*	Sonic Corp	55,230
1,868	*	Steak N Shake Co	14,141
5,494	*	Texas Roadhouse, Inc (Class A)	52,358
17,475		Tim Hortons, Inc	443,341
35,684		Wendy's/Arby's Group, Inc (Class A)	179,491
44,194		Yum! Brands, Inc	1,214,451
		TOTAL EATING AND DRINKING PLACES	9,552,792

EDUCATIONAL SERVICES - 0.30%
1,376	*	American Public Education, Inc	57,875
12,001	*	Apollo Group, Inc (Class A)	940,038
8,535	*	Career Education Corp	204,499
8,300	*	Corinthian Colleges, Inc	161,435
5,974		DeVry, Inc	287,827
950	*	Grand Canyon Education, Inc	16,397
3,653	*	ITT Educational Services, Inc	443,546
497	*	K12, Inc	6,908
714	*	Learning Tree International, Inc	6,048
1,230	*	Lincoln Educational Services Corp	22,534
1,326		Strayer Education, Inc	238,508
2,118	*	Universal Technical Institute, Inc	25,416
		TOTAL EDUCATIONAL SERVICES	2,411,031

ELECTRIC, GAS, AND SANITARY SERVICES - 4.74%
61,811	*	AES Corp	359,122
7,337		AGL Resources, Inc	194,651
15,820		Allegheny Energy, Inc	366,549
2,552		Allete, Inc	68,113
9,968		Alliant Energy Corp	246,110
19,680		Ameren Corp	456,379
1,330		American Ecology Corp	18,540
37,415		American Electric Power Co, Inc	945,103
2,494		American States Water Co	90,582
5,179		American Water Works Co, Inc	99,644
13,170		Aqua America, Inc	263,400

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,237		Atmos Energy Corp	$190,439
5,971		Avista Corp	82,280
7,091	*	Beacon Power Corp	3,333
3,153		Black Hills Corp	56,407
1,868		California Water Service Group	78,194
32,449	*	Calpine Corp	220,978
1,535	*	Casella Waste Systems, Inc (Class A)	2,625
29,875		Centerpoint Energy, Inc	311,596
732		Central Vermont Public Service Corp	12,664
1,617		CH Energy Group, Inc	75,837
550		Chesapeake Utilities Corp	16,764
1,762	*	Clean Energy Fuels Corp	10,731
2,081	*	Clean Harbors, Inc	99,888
6,055		Cleco Corp	131,333
18,450		CMS Energy Corp	218,448
708		Connecticut Water Service, Inc	14,358
26,105		Consolidated Edison, Inc	1,034,019
1,060		Consolidated Water Co, Inc	11,501
18,021		Constellation Energy Group, Inc	372,314
11,379	*	Covanta Holding Corp	148,951
3,444		Crosstex Energy, Inc	5,648
54,282		Dominion Resources, Inc	1,682,199
10,907		DPL, Inc	245,844
15,558		DTE Energy Co	430,957
118,367		Duke Energy Corp	1,695,015
40,544	*	Dynegy, Inc (Class A)	57,167
29,843		Edison International	859,777
66,204		El Paso Corp	413,775
4,511	*	El Paso Electric Co	63,560
4,213		Empire District Electric Co	60,836
6,650		Energen Corp	193,715
3,250		EnergySolutions, Inc	28,113
1,860	*	EnerNOC, Inc	27,044
17,961		Entergy Corp	1,222,964
62,211		Exelon Corp	2,823,756
28,561		FirstEnergy Corp	1,102,455
38,524		FPL Group, Inc	1,954,323
11,560		Great Plains Energy, Inc	155,713
9,348		Hawaiian Electric Industries, Inc	128,442
4,219		Idacorp, Inc	98,556
7,081		Integrys Energy Group, Inc	184,389
4,709		ITC Holdings Corp	205,407
2,156		Laclede Group, Inc	84,041
16,494		MDU Resources Group, Inc	266,213
2,300		MGE Energy, Inc	72,151
1,112		Middlesex Water Co	16,013
15,888	*	Mirant Corp	181,123
7,481		National Fuel Gas Co	229,442
4,397		New Jersey Resources Corp	149,410
4,316		Nicor, Inc	143,421
25,845		NiSource, Inc	253,281
14,633		Northeast Utilities	315,926

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,933		Northwest Natural Gas Co	$127,351
3,402		NorthWestern Corp	73,075
21,598	*	NRG Energy, Inc	380,125
10,608		NSTAR	338,183
8,430		OGE Energy Corp	200,803
9,070		Oneok, Inc	205,254
2,240		Ormat Technologies, Inc	61,510
2,916		Otter Tail Corp	64,298
17,918		Pepco Holdings, Inc	223,617
33,752		PG&E Corp	1,290,001
1,112	*	Pico Holdings, Inc	33,438
7,353		Piedmont Natural Gas Co, Inc	190,369
1,280	*	Pike Electric Corp	11,840
9,198		Pinnacle West Capital Corp	244,299
6,544	*	Plug Power, Inc	5,693
9,776		PNM Resources, Inc	80,750
7,143		Portland General Electric Co	125,645
35,189		PPL Corp	1,010,276
26,160		Progress Energy, Inc	948,562
773	*,m	Progress Energy, Inc	8
47,972		Public Service Enterprise Group, Inc	1,413,735
15,715		Questar Corp	462,492
29,005	*	Reliant Energy, Inc	92,526
30,483		Republic Services, Inc	522,783
1,550		Resource America, Inc (Class A)	6,185
11,106		SCANA Corp	343,064
23,341		Sempra Energy	1,079,288
22,032		Sierra Pacific Resources	206,880
1,222		SJW Corp	31,075
3,246		South Jersey Industries, Inc	113,610
72,788		Southern Co	2,228,768
8,967		Southern Union Co	136,478
3,550		Southwest Gas Corp	74,799
1,337		Southwest Water Co	5,749
8,468	*	Stericycle, Inc	404,178
19,065		TECO Energy, Inc	212,575
10,736		UGI Corp	253,477
2,755		UIL Holdings Corp	61,492
3,245		Unisource Energy Corp	91,477
8,091		Vectren Corp	170,639
7,678	*	Waste Connections, Inc	197,325
45,600		Waste Management, Inc	1,167,359
1,264	*	Waste Services, Inc	5,410
9,854		Westar Energy, Inc	172,741
5,162		WGL Holdings, Inc	169,314
55,010		Williams Cos, Inc	626,013
11,143		Wisconsin Energy Corp	458,757
40,997		Xcel Energy, Inc	763,774
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	38,638,589

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.75%
1,190	*	Acme Packet, Inc	7,223

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,034	*	Actel Corp	$20,584
3,364		Acuity Brands, Inc	75,825
7,913	*	Adaptec, Inc	18,991
9,483	*	ADC Telecommunications, Inc	41,630
6,179	*	Advanced Analogic Technologies, Inc	22,244
3,397	*	Advanced Battery Technologies, Inc	7,270
3,940	*	Advanced Energy Industries, Inc	29,668
52,831	*	Advanced Micro Devices, Inc	161,135
2,180	*	Airvana, Inc	12,753
28,230		Altera Corp	495,437
6,584	*	American Superconductor Corp	113,969
10,056		Ametek, Inc	314,451
8,958	*	Amkor Technology, Inc	24,007
16,481		Amphenol Corp (Class A)	469,543
5,432	*	Anadigics, Inc	11,244
27,647		Analog Devices, Inc	532,758
82,914	*	Apple Computer, Inc	8,715,921
6,957	*	Applied Micro Circuits Corp	33,811
1,039		Applied Signal Technology, Inc	21,019
11,126	*	Arris Group, Inc	81,999
2,310	*	Ascent Solar Technologies, Inc	9,379
4,962	*	Atheros Communications, Inc	72,743
43,396	*	Atmel Corp	157,527
2,319	*	ATMI, Inc	35,782
1,404	*	Avanex Corp	2,457
13,648	*	Avnet, Inc	238,976
5,307		AVX Corp	48,188
1,330	*	AZZ, Inc	35,099
3,879		Baldor Electric Co	56,207
831		Bel Fuse, Inc (Class B)	11,169
5,858	*	Benchmark Electronics, Inc	65,610
3,789	*	BigBand Networks, Inc	24,818
8,171	*	Bookham, Inc	3,514
47,849	*	Broadcom Corp (Class A)	956,023
17,686	*	Capstone Turbine Corp	12,734
2,398	*	Ceradyne, Inc	43,476
1,682	*	Ceva, Inc	12,245
3,547	*	Checkpoint Systems, Inc	31,817
2,567	*	China BAK Battery, Inc	4,390
6,720	*	China Security & Surveillance Technology, Inc	25,805
10,745	*	Ciena Corp	83,596
558,785	*	Cisco Systems, Inc	9,370,825
2,567	*	Comtech Telecommunications Corp	63,585
15,556		Cooper Industries Ltd (Class A)	402,278
8,576	*	Cree, Inc	201,793
2,860		CTS Corp	10,325
1,286		Cubic Corp	32,574
19,933	*	Cypress Semiconductor Corp	134,946
2,008	*	Diodes, Inc	21,305
4,729	*	Dolby Laboratories, Inc (Class A)	161,306
2,395	*	DSP Group, Inc	10,346
1,298	*	DTS, Inc	31,230

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,010		Eaton Corp	$553,269
3,172	*	EchoStar Corp (Class A)	47,041
2,090	*	Electro Scientific Industries, Inc	12,373
6,031	*	EMCORE Corp	4,523
1,970	*	EMS Technologies, Inc	34,396
5,248	*	Energizer Holdings, Inc	260,773
4,927	*	Energy Conversion Devices, Inc	65,381
2,652	*	EnerSys	32,142
19,253	*	Evergreen Solar, Inc	41,009
5,244	*	Exar Corp	32,723
12,248	*	Exide Technologies	36,744
9,427	*	Fairchild Semiconductor International, Inc	35,163
47,429	*	Finisar Corp	20,869
4,124	*	First Solar, Inc	547,255
1,869		Franklin Electric Co, Inc	41,361
8,256	*	FuelCell Energy, Inc	19,814
990,619		General Electric Co	10,015,159
1,636	*	Globecomm Systems, Inc	9,472
12,991	*	GrafTech International Ltd	80,025
2,677	*	Greatbatch, Inc	51,800
5,780	*	GT Solar International, Inc	38,379
4,995		Harman International Industries, Inc	67,582
8,009	*	Harmonic, Inc	52,059
12,633		Harris Corp	365,599
1,609	*	Harris Stratex Networks, Inc (Class A)	6,195
2,217	*	Helen of Troy Ltd	30,484
7,873	*	Hexcel Corp	51,726
2,907	*	Hittite Microwave Corp	90,698
2,449	*	Hutchinson Technology, Inc	6,367
2,318		Imation Corp	17,733
7,637	*	Infinera Corp	56,514
14,288	*	Integrated Device Technology, Inc	65,010
542,705		Intel Corp	8,167,711
4,733	*	InterDigital, Inc	122,206
5,812	*	International Rectifier Corp	78,520
10,150		Intersil Corp (Class A)	116,725
1,563	*	IPG Photonics Corp	13,160
1,870	*	iRobot Corp	14,212
1,213		IXYS Corp	9,777
5,621	*	Jarden Corp	71,218
18,424	*	JDS Uniphase Corp	59,878
11,303		L-3 Communications Holdings, Inc	766,343
7,232	*	Lattice Semiconductor Corp	9,980
3,547		Lincoln Electric Holdings, Inc	112,404
21,100		Linear Technology Corp	484,878
1,486	*	Littelfuse, Inc	16,331
765	*	Loral Space & Communications, Inc	16,340
1,191		LSI Industries, Inc	6,157
58,424	*	LSI Logic Corp	177,609
44,201	*	Marvell Technology Group Ltd	404,881
3,972	*	Mattson Technology, Inc	3,340
1,520	*	Maxwell Technologies, Inc	10,564

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,190	*	Medis Technologies Ltd	$1,844
21,748	*	MEMC Electronic Materials, Inc	358,625
1,417	*	Mercury Computer Systems, Inc	7,836
3,008		Methode Electronics, Inc	10,769
4,803		Micrel, Inc	33,813
16,910		Microchip Technology, Inc	358,323
68,409	*	Micron Technology, Inc	277,741
8,342	*	Microsemi Corp	96,767
3,670	*	Microtune, Inc	6,679
4,498	*	Microvision, Inc	5,802
3,813	*	MIPS Technologies, Inc	11,172
12,571		Molex, Inc	172,726
2,603	*	Monolithic Power Systems, Inc	40,347
3,486	*	Moog, Inc (Class A)	79,725
206,745		Motorola, Inc	874,531
15,196	*	MRV Communications, Inc	4,711
683	*	Multi-Fineline Electronix, Inc	11,502
369		National Presto Industries, Inc	22,513
19,838		National Semiconductor Corp	203,736
32,320	*	NetApp, Inc	479,629
1,926	*	Netlogic Microsystems, Inc	52,926
8,230	*	Novellus Systems, Inc	136,865
362	*	NVE Corp	10,429
50,924	*	Nvidia Corp	502,111
4,385	*	Omnivision Technologies, Inc	29,467
38,019	*	ON Semiconductor Corp	148,274
1,582	*	Oplink Communications, Inc	12,181
1,500	*	OpNext, Inc	2,565
922	*	OSI Systems, Inc	14,070
2,116		Park Electrochemical Corp	36,564
1,903	*	Parkervision, Inc	3,216
2,505	*	Pericom Semiconductor Corp	18,312
3,034	*	Photronics, Inc	2,913
3,981		Plantronics, Inc	48,051
3,964	*	Plexus Corp	54,782
3,407	*	PLX Technology, Inc	7,393
21,765	*	PMC - Sierra, Inc	138,861
7,751	*	Polycom, Inc	119,288
1,790	*	Polypore International, Inc	7,196
610	*	Powell Industries, Inc	21,539
2,470		Power Integrations, Inc	42,484
4,862	*	Power-One, Inc	4,279
11,780	*	Powerwave Technologies, Inc	6,997
11,719	*	QLogic Corp	130,315
153,605		Qualcomm, Inc	5,976,771
5,915	*	Quantum Fuel Systems Technologies Worldwide, Inc	4,732
12,043	*	Rambus, Inc	113,927
1,106		Raven Industries, Inc	22,983
2,673		Regal-Beloit Corp	81,901
22,806	*	RF Micro Devices, Inc	30,332
2,124	*	Rogers Corp	40,101
1,060	*	Rubicon Technology, Inc	5,629

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
40,403	*	Sanmina-SCI Corp	$12,323
2,218	*	Seachange International, Inc	12,687
5,307	*	Semtech Corp	70,848
3,562	*	ShoreTel, Inc	15,352
8,311	*	Silicon Image, Inc	19,946
3,931	*	Silicon Laboratories, Inc	103,778
6,899	*	Silicon Storage Technology, Inc	11,383
242,993	*	Sirius XM Radio, Inc	85,048
15,814	*	Skyworks Solutions, Inc	127,461
3,650	*	Smart Modular Technologies WWH, Inc	5,037
1,620	*	Standard Microsystems Corp	30,132
3,542	*	Starent Networks Corp	55,999
1,067	*	Stoneridge, Inc	2,251
4,793	*	Sunpower Corp (Class A)	113,978
3,374	*	Sunpower Corp (Class B)	66,805
885	*	Supertex, Inc	20,444
15,712	*	Sycamore Networks, Inc	41,951
3,492	*	Symmetricom, Inc	12,222
3,602	*	Synaptics, Inc	96,390
1,629	*	Synthesis Energy Systems, Inc	1,075
3,340		Technitrol, Inc	5,711
1,290	*	Techwell, Inc	8,140
6,660	*	Tekelec	88,112
3,635		Teleflex, Inc	142,092
37,236	*	Tellabs, Inc	170,541
3,976	*	Tessera Technologies, Inc	53,159
126,432		Texas Instruments, Inc	2,087,392
6,216	*	Thomas & Betts Corp	155,524
4,543	*	Trident Microsystems, Inc	6,633
11,767	*	Triquint Semiconductor, Inc	29,064
3,103	*	TTM Technologies, Inc	17,997
43,776		Tyco Electronics Ltd	483,287
1,387	*	Ultra Clean Holdings	1,484
1,032	*	Ultralife Corp	7,977
2,614	*	Universal Display Corp	23,970
1,021	*	Universal Electronics, Inc	18,480
4,888	*	US Geothermal, Inc	3,471
10,172	*	Utstarcom, Inc	7,934
4,178	*	Valence Technology, Inc	8,899
7,068	*	Varian Semiconductor Equipment Associates, Inc	153,093
2,072	*	Viasat, Inc	43,139
1,042		Vicor Corp	5,095
14,865	*	Vishay Intertechnology, Inc	51,730
2,071	*	Volterra Semiconductor Corp	17,479
6,798		Whirlpool Corp	201,153
26,765		Xilinx, Inc	512,817
2,235	*	Zoltek Cos, Inc	15,220
4,035	*	Zoran Corp	35,508
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	63,181,878

ENGINEERING AND MANAGEMENT SERVICES - 1.00%
2,256	*	Accelrys, Inc	8,979

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
56,647		Accenture Ltd (Class A)	$1,557,225
1,637	*	Advisory Board Co	27,141
9,474	*	Aecom Technology Corp	247,082
833	*	Affymax, Inc	13,420
12,353	*	Amylin Pharmaceuticals, Inc	145,148
5,437	*	Ariad Pharmaceuticals, Inc	6,470
811		CDI Corp	7,883
6,305	*	Celera Corp	48,107
1,508	*	China Architectural Engineering, Inc	1,478
1,477	*	comScore, Inc	17,857
793	*	Cornell Cos, Inc	12,981
4,219		Corporate Executive Board Co	61,176
1,065	*	CRA International, Inc	20,107
5,661	*	CV Therapeutics, Inc	112,541
4,608	*	Dyax Corp	11,566
3,591	*	eResearch Technology, Inc	18,889
10,020	*	Exelixis, Inc	46,092
1,038	*	Exponent, Inc	26,293
16,542		Fluor Corp	571,525
2,933	*	Furmanite Corp	9,122
4,980	*	Genpact Ltd	44,123
5,110	*	Gen-Probe, Inc	232,914
8,839	*	Hewitt Associates, Inc (Class A)	263,049
1,944	*	Hill International, Inc	5,910
2,123	*	Huron Consulting Group, Inc	90,079
1,020	*	ICF International, Inc	23,429
7,232	*	Incyte Corp	16,923
8,563	*	Isis Pharmaceuticals, Inc	128,531
11,657	*	Jacobs Engineering Group, Inc	450,659
15,806		KBR, Inc	218,281
1,393	*	Kendle International, Inc	29,197
1,072		Landauer, Inc	54,329
1,618	*	LECG Corp	4,110
6,864	*	Lexicon Pharmaceuticals, Inc	7,482
4,605	*	Luminex Corp	83,443
1,528		MAXIMUS, Inc	60,906
1,732	*	Maxygen, Inc	11,778
23,021	*	McDermott International, Inc	308,251
528	*	Michael Baker Corp	13,728
8,502	*	Myriad Genetics, Inc	386,585
4,194	*	Navigant Consulting, Inc	54,816
3,287	*	Omnicell, Inc	25,704
30,101		Paychex, Inc	772,693
1,239	*	PRG-Schultz International, Inc	3,519
6,172	*	Regeneron Pharmaceuticals, Inc	85,544
20,344	*	Rentech, Inc	11,189
2,465	*	Repligen Corp	11,807
4,970	*	Resources Connection, Inc	74,948
3,194	*	Rigel Pharmaceuticals, Inc	19,611
4,398	*	RTI Biologics, Inc	12,534
19,455	*	SAIC, Inc	363,225
2,949	*	Sangamo Biosciences, Inc	12,474

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
4,958	*	Savient Pharmaceuticals, Inc	$24,542
7,245	*	Seattle Genetics, Inc	71,436
6,195	*	Sequenom, Inc	88,093
8,758	*	Shaw Group, Inc	240,057
820	*	Stanley, Inc	20,820
1,965	*	Symyx Technologies, Inc	8,744
1,084	*	Tejon Ranch Co	22,406
5,870	*	Tetra Tech, Inc	119,631
7,800	*	URS Corp	315,198
7,896	*	VCA Antech, Inc	178,055
370		VSE Corp	9,879
4,358		Watson Wyatt & Co Holdings (Class A)	215,154
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	8,166,868

FABRICATED METAL PRODUCTS - 0.55%
3,176	*	Alliant Techsystems, Inc	212,728
791		Ameron International Corp	41,654
6,503		Aptargroup, Inc	202,503
9,284		Ball Corp	402,927
2,324	*	Chart Industries, Inc	18,313
1,254		CIRCOR International, Inc	28,240
11,013		Commercial Metals Co	127,200
3,301	*	Commercial Vehicle Group, Inc	1,816
4,354		Crane Co	73,496
14,726	*	Crown Holdings, Inc	334,722
1,300		Dynamic Materials Corp	11,908
3,460	*	Griffon Corp	25,950
1,051		Gulf Island Fabrication, Inc	8,419
43,967		Illinois Tool Works, Inc	1,356,382
1,657		Insteel Industries, Inc	11,533
1,505	*	Ladish Co, Inc	10,926
3,177	*	Mobile Mini, Inc	36,599
17,992		Mueller Water Products, Inc (Class A)	59,374
8,175	*	NCI Building Systems, Inc	18,149
15,302		Parker Hannifin Corp	519,962
605	*	Park-Ohio Holdings Corp	1,972
9,390		Pentair, Inc	203,481
3,181		Quanex Building Products Corp	24,176
2,323		Silgan Holdings, Inc	122,050
3,558		Simpson Manufacturing Co, Inc	64,115
3,369	*	Smith & Wesson Holding Corp	20,281
5,399		Snap-On, Inc	135,515
6,786		Stanley Works	197,608
1,445		Sun Hydraulics Corp	21,111
5,486	*	Taser International, Inc	25,674
1,524		Valmont Industries, Inc	76,520
2,268		Watts Water Technologies, Inc (Class A)	44,362
		TOTAL FABRICATED METAL PRODUCTS	4,439,666

FOOD AND KINDRED PRODUCTS - 4.15%
1,640	*	AgFeed Industries, Inc	3,706
750	*	American Dairy, Inc	12,683

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
60,609		Archer Daniels Midland Co	$1,683,718
1,626		B&G Foods, Inc (Class A)	8,455
1,487	*	Boston Beer Co, Inc (Class A)	31,019
11,333		Bunge Ltd	642,014
20,074		Campbell Soup Co	549,225
7,108	*	Central Garden and Pet Co (Class A)	53,452
336		Coca-Cola Bottling Co Consolidated	17,489
219,966		Coca-Cola Co	9,667,505
29,007		Coca-Cola Enterprises, Inc	382,602
42,512		ConAgra Foods, Inc	717,177
16,948	*	Constellation Brands, Inc (Class A)	201,681
6,935		Corn Products International, Inc	147,022
7,498	*	Darling International, Inc	27,818
18,362		Del Monte Foods Co	133,859
2,180		Diamond Foods, Inc	60,887
23,930	*	Dr Pepper Snapple Group, Inc	404,656
590		Farmer Bros Co	10,502
7,382		Flowers Foods, Inc	173,329
31,882		General Mills, Inc	1,590,274
29,577		H.J. Heinz Co	977,816
6,844	*	Hansen Natural Corp	246,384
14,333		Hershey Co	498,072
7,261		Hormel Foods Corp	230,246
773		Imperial Sugar Co	5,558
1,781		J&J Snack Foods Corp	61,605
11,070		J.M. Smucker Co	412,579
23,579		Kellogg Co	863,699
137,349		Kraft Foods, Inc (Class A)	3,061,508
2,291		Lancaster Colony Corp	95,031
3,030		Lance, Inc	63,085
880	*	M&F Worldwide Corp	10,305
11,161		McCormick & Co, Inc	330,031
3,000	*	Mead Johnson Nutrition Co	86,610
10,764		Molson Coors Brewing Co (Class B)	368,990
280	*	National Beverage Corp	2,568
1,517	*	Omega Protein Corp	4,005
1,400	*	Peet's Coffee & Tea, Inc	30,268
930		Penford Corp	3,376
12,607		Pepsi Bottling Group, Inc	279,119
4,740		PepsiAmericas, Inc	81,765
149,383		PepsiCo, Inc	7,690,236
5,315	*	Ralcorp Holdings, Inc	286,372
1,307		Reddy Ice Holdings, Inc	1,921
15,702		Reynolds American, Inc	562,759
1,650		Sanderson Farms, Inc	61,958
66,422		Sara Lee Corp	536,690
5,165	*	Smart Balance, Inc	31,197
9,297	*	Smithfield Foods, Inc	87,950
3,120		Tootsie Roll Industries, Inc	67,764
2,537	*	TreeHouse Foods, Inc	73,040
25,779		Tyson Foods, Inc (Class A)	242,065
		TOTAL FOOD AND KINDRED PRODUCTS	33,873,645

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
FOOD STORES - 0.48%
105		Arden Group, Inc (Class A)	$12,268
2,503	*	Great Atlantic & Pacific Tea Co, Inc	13,291
1,053		Ingles Markets, Inc (Class A)	15,721
61,349		Kroger Co	1,301,827
2,659	*	Panera Bread Co (Class A)	148,638
3,093	*	Pantry, Inc	54,468
4,143		Ruddick Corp	93,010
41,118		Safeway, Inc	830,173
68,754	*	Starbucks Corp	763,857
19,419		Supervalu, Inc	277,303
1,060		Village Super Market (Class A)	33,040
1,736		Weis Markets, Inc	53,885
13,590		Whole Foods Market, Inc	228,312
4,390	*	Winn-Dixie Stores, Inc	41,968
		TOTAL FOOD STORES	3,867,761

FORESTRY - 0.09%
7,167		Rayonier, Inc	216,587
19,266		Weyerhaeuser Co	531,163
		TOTAL FORESTRY	747,750

FURNITURE AND FIXTURES - 0.18%
2,218		Ethan Allen Interiors, Inc	24,975
4,524		Furniture Brands International, Inc	6,650
4,756		Herman Miller, Inc	50,699
5,475		Hill-Rom Holdings, Inc	54,148
3,718		HNI Corp	38,667
472		Hooker Furniture Corp	3,984
54,091		Johnson Controls, Inc	649,091
1,541		Kimball International, Inc (Class B)	10,109
5,392	*	Kinetic Concepts, Inc	113,879
5,218		La-Z-Boy, Inc	6,523
14,784		Leggett & Platt, Inc	192,044
32,795		Masco Corp	228,909
3,423	*	Sealy Corp	5,100
6,161		Steelcase, Inc (Class A)	30,867
6,929		Tempur-Pedic International, Inc	50,582
		TOTAL FURNITURE AND FIXTURES	1,466,227

FURNITURE AND HOME FURNISHINGS STORES - 0.30%
24,097	*	Bed Bath & Beyond, Inc	596,401
30,962		Best Buy Co, Inc	1,175,317
15,028	*	GameStop Corp (Class A)	421,085
1,389		Haverty Furniture Cos, Inc	14,626
1,025	*	hhgregg, Inc	14,504
6,944		Knoll, Inc	42,567
9,172	*	Pier 1 Imports, Inc	5,136
12,063		RadioShack Corp	103,380
1,646	*	Tuesday Morning Corp	2,090

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
7,585		Williams-Sonoma, Inc	$76,457
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,451,563

GENERAL BUILDING CONTRACTORS - 0.20%
200	*	Amrep Corp	3,140
788	*	Avatar Holdings, Inc	11,804
12,190	*	Beazer Homes USA, Inc	12,312
1,171		Brookfield Homes Corp	4,040
519	*	Cavco Industries, Inc	12,248
14,380		Centex Corp	107,850
29,814		DR Horton, Inc	289,195
5,360	*	Hovnanian Enterprises, Inc (Class A)	8,362
6,413		KB Home	84,523
15,349		Lennar Corp (Class A)	115,271
1,170		M/I Homes, Inc	8,178
2,384		McGrath RentCorp	37,572
2,585		MDC Holdings, Inc	80,497
2,749	*	Meritage Homes Corp	31,394
382	*	NVR, Inc	163,401
984	*	Palm Harbor Homes, Inc	2,194
4,411	*	Perini Corp	54,255
20,219		Pulte Homes, Inc	220,994
3,725		Ryland Group, Inc	62,059
11,831	*	Standard-Pacific Corp	10,411
1,518	*	Team, Inc	17,791
11,720	*	Toll Brothers, Inc	212,835
5,298		Walter Industries, Inc	121,165
		TOTAL GENERAL BUILDING CONTRACTORS	1,671,491

GENERAL MERCHANDISE STORES - 2.27%
5,099	*	99 Cents Only Stores	47,115
7,614	*	Big Lots, Inc	158,219
5,651	*	BJ's Wholesale Club, Inc	180,775
5,468		Casey's General Stores, Inc	145,777
1,678	*	Conn's, Inc	23,559
41,123		Costco Wholesale Corp	1,904,817
12,539		Dillard's, Inc (Class A)	71,472
13,186		Family Dollar Stores, Inc	440,017
5,220		Fred's, Inc (Class A)	58,882
19,959		JC Penney Co, Inc	400,577
39,538		Macy's, Inc	351,888
3,983	*	Retail Ventures, Inc	6,054
11,302	*	Saks, Inc	21,135
4,827	*	Sears Holdings Corp	220,642
1,431	*	Stein Mart, Inc	4,136
74,890		Target Corp	2,575,467
39,998		TJX Cos, Inc	1,025,549
211,280		Wal-Mart Stores, Inc	11,007,688
		TOTAL GENERAL MERCHANDISE STORES	18,643,769

HEALTH SERVICES - 1.12%
1,564	*	Alliance Imaging, Inc	10,635
1,040	*	Almost Family, Inc	19,854

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,327	*	Amedisys, Inc	$63,969
14,701		AmerisourceBergen Corp	480,135
2,963	*	Amsurg Corp	46,964
882	*	Assisted Living Concepts, Inc (A Shares)	11,960
839	*	Bio-Reference Labs, Inc	17,543
2,989		Brookdale Senior Living, Inc	15,094
1,090	*	China Sky One Medical, Inc	12,535
7,827	*	Community Health Systems, Inc	120,066
498	*	Corvel Corp	10,070
5,920	*	Covance, Inc	210,930
14,634	*	Coventry Health Care, Inc	189,364
2,028	*	Cross Country Healthcare, Inc	13,283
3,859	*	CryoLife, Inc	19,990
9,712	*	DaVita, Inc	426,842
5,168	*	Edwards Lifesciences Corp	313,336
2,015	*	eHealth, Inc	32,261
1,620	*	Emeritus Corp	10,627
901		Ensign Group, Inc	13,929
1,710	*	Enzo Biochem, Inc	6,874
19,665	*	Express Scripts, Inc	907,933
2,564	*	Five Star Quality Care, Inc	2,667
1,154	*	Genomic Health, Inc	28,135
1,360	*	Genoptix, Inc	37,101
3,129	*	Gentiva Health Services, Inc	47,561
20,827	*	Health Management Associates, Inc (Class A)	53,734
9,290	*	Healthsouth Corp	82,495
3,399	*	Healthways, Inc	29,809
15,671	*	Immunomedics, Inc	15,044
1,020	*	IPC The Hospitalist Co, Inc	19,411
2,207	*	Kindred Healthcare, Inc	32,995
10,705	*	Laboratory Corp of America Holdings	626,135
1,568	*	LHC Group, Inc	34,935
723	*	Life Sciences Research, Inc	5,184
4,530	*	LifePoint Hospitals, Inc	94,496
7,529	*	Lincare Holdings, Inc	164,132
4,372	*	Magellan Health Services, Inc	159,316
25,832		McKesson Corp	905,153
1,465	*	Medcath Corp	10,651
47,413	*	Medco Health Solutions, Inc	1,960,053
692		National Healthcare Corp	27,784
9,367	*	Nektar Therapeutics	50,488
1,558	*	Nighthawk Radiology Holdings, Inc	4,207
2,530	*	Odyssey HealthCare, Inc	24,541
9,901		Omnicare, Inc	242,475
4,513	*	Pediatrix Medical Group, Inc	132,998
9,795		Pharmaceutical Product Development, Inc	232,337
5,174	*	Psychiatric Solutions, Inc	81,387
14,846		Quest Diagnostics, Inc	704,888
1,135	*	RehabCare Group, Inc	19,794
1,633	*	Skilled Healthcare Group, Inc (Class A)	13,407
4,820	*	Sun Healthcare Group, Inc	40,681
3,447	*	Sunrise Senior Living, Inc	2,344

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
40,106	*	Tenet Healthcare Corp	$46,523
4,616		Universal Health Services, Inc (Class B)	176,977
959	*	US Physical Therapy, Inc	9,283
		TOTAL HEALTH SERVICES	9,073,315

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
3,920	*	Comverge, Inc	27,244
3,154		Granite Construction, Inc	118,212
3,510		Great Lakes Dredge & Dock Corp	10,565
1,309	*	LB Foster Co (Class A)	32,502
2,299	*	Matrix Service Co	18,898
1,775	*	Orion Marine Group, Inc	23,253
959	*	Sterling Construction Co, Inc	17,109
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	247,783

HOLDING AND OTHER INVESTMENT OFFICES - 3.83%
3,431		Acadia Realty Trust	36,403
4,254	*	Affiliated Managers Group, Inc	177,434
783		Agree Realty Corp	12,285
209		Alexander's, Inc	35,609
2,566		Alexandria Real Estate Equities, Inc	93,402
14,918		Allied Capital Corp	23,720
9,788		AMB Property Corp	140,947
3,260		American Campus Communities, Inc	56,594
793		American Capital Agency Corp	13,568
49,001		Annaly Mortgage Management, Inc	679,644
7,625		Anthracite Capital, Inc	2,593
11,307		Anworth Mortgage Asset Corp	69,312
10,365		Apartment Investment & Management Co (Class A)	56,800
2,143		Arbor Realty Trust, Inc	1,543
9,778		Ashford Hospitality Trust, Inc	15,058
1,112		Associated Estates Realty Corp	6,316
6,502		AvalonBay Communities, Inc	305,984
7,707		BioMed Realty Trust, Inc	52,176
11,199		Boston Properties, Inc	392,301
12,649		Brandywine Realty Trust	36,050
4,281		BRE Properties, Inc (Class A)	84,036
4,341		Camden Property Trust	93,679
3,652		Capital Lease Funding, Inc	7,194
190		Capital Southwest Corp	14,514
2,273		Capital Trust, Inc (Class A)	2,500
4,370		Capstead Mortgage Corp	46,934
1,102		Care Investment Trust, Inc	6,017
12,147		CBL & Associates Properties, Inc	28,667
4,677		Cedar Shopping Centers, Inc	8,138
484		Cherokee, Inc	7,550
4,578		Colonial Properties Trust	17,442
3,280		Corporate Office Properties Trust	81,442
3,808		Cousins Properties, Inc	24,524
1,507		Danvers Bancorp, Inc	20,812
20,232		DCT Industrial Trust, Inc	64,135
14,744		Developers Diversified Realty Corp	31,405

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
16,744		DiamondRock Hospitality Co	$67,143
7,056		Digital Realty Trust, Inc	234,118
9,933		Douglas Emmett, Inc	73,405
16,020		Duke Realty Corp	88,110
2,183		EastGroup Properties, Inc	61,277
1,434		Education Realty Trust, Inc	5,005
2,515		Entertainment Properties Trust	39,636
1,768		Equity Lifestyle Properties, Inc	67,361
2,960		Equity One, Inc	36,082
24,793		Equity Residential	454,952
2,504		Essex Property Trust, Inc	143,579
6,492		Extra Space Storage, Inc	35,771
5,530		Federal Realty Investment Trust	254,380
14,422		FelCor Lodging Trust, Inc	19,614
8,023		First Industrial Realty Trust, Inc	19,656
1,992		First Potomac Realty Trust	14,641
7,743		Franklin Street Properties Corp	95,239
25,242		General Growth Properties, Inc	17,922
1,384		Getty Realty Corp	25,396
1,731		Gladstone Capital Corp	10,836
4,326		Glimcher Realty Trust	6,056
5,293		Gramercy Capital Corp	5,134
1,908	*	Harris & Harris Group, Inc	7,060
2,776		Hatteras Financial Corp	69,372
22,386		HCP, Inc	399,590
9,424		Health Care REIT, Inc	288,280
5,304		Healthcare Realty Trust, Inc	79,507
4,843		Hersha Hospitality Trust	9,202
6,468		Highwoods Properties, Inc	138,545
4,346	*	Hilltop Holdings, Inc	49,544
2,792		Home Properties, Inc	85,575
11,241		Hospitality Properties Trust	134,892
46,403		Host Marriott Corp	181,900
30,226		HRPT Properties Trust	96,421
5,374		Inland Real Estate Corp	38,102
4,674		Investors Real Estate Trust	46,086
418,832		iShares Russell 3000 Index Fund	19,257,896
16,735		iStar Financial, Inc	47,025
2,688		Kilroy Realty Corp	46,207
21,443		Kimco Realty Corp	163,396
2,360		Kite Realty Group Trust	5,782
3,808		LaSalle Hotel Properties	22,239
10,545		Lexington Corporate Properties Trust	25,097
9,116		Liberty Property Trust	172,657
3,783		LTC Properties, Inc	66,354
8,334		Macerich Co	52,171
5,231		Mack-Cali Realty Corp	103,626
4,268	*	Maguire Properties, Inc	3,073
6,395		Medical Properties Trust, Inc	23,342
4,180	*,b	Meruelo Maddux Properties, Inc	305
20,722		MFA Mortgage Investments, Inc	121,845
2,242		Mid-America Apartment Communities, Inc	69,121

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,462		Mission West Properties, Inc	$9,357
2,017		MVC Capital, Inc	16,963
1,805		National Health Investors, Inc	48,500
6,768		National Retail Properties, Inc	107,205
8,737		Nationwide Health Properties, Inc	193,874
4,618		Newcastle Investment Corp	3,002
5,612		NorthStar Realty Finance Corp	13,020
7,612		Omega Healthcare Investors, Inc	107,177
6,226		One Liberty Properties, Inc	21,916
2,733		Parkway Properties, Inc	28,150
6,223		Pennsylvania Real Estate Investment Trust	22,092
16,635		Plum Creek Timber Co, Inc	483,579
3,291		Post Properties, Inc	33,371
3,023		Potlatch Corp	70,103
25,411		Prologis	165,172
1,446		Prospect Capital Corp	12,320
1,279		PS Business Parks, Inc	47,131
12,272		Public Storage, Inc	678,028
6,897		RAIT Investment Trust	8,414
1,853		Ramco-Gershenson Properties	11,952
7,952		Realty Income Corp	149,657
6,087		Redwood Trust, Inc	93,435
6,266		Regency Centers Corp	166,488
2,220		Resource Capital Corp	6,749
1,224		Saul Centers, Inc	28,115
9,617		Senior Housing Properties Trust	134,830
22,088		Simon Property Group, Inc	765,128
6,358		SL Green Realty Corp	68,666
1,893		Sovran Self Storage, Inc	38,011
6,370		Strategic Hotels & Resorts, Inc	4,395
1,120		Sun Communities, Inc	13,250
5,426		Sunstone Hotel Investors, Inc	14,270
3,535		Tanger Factory Outlet Centers, Inc	109,090
5,460		Taubman Centers, Inc	93,038
11,280		UDR, Inc	97,121
1,002		Universal Health Realty Income Trust	29,288
1,403		Urstadt Biddle Properties, Inc (Class A)	18,828
4,028		U-Store-It Trust	8,137
11,809		Ventas, Inc	267,001
28,859		Virgin Media, Inc	138,523
845	*	Virtus Investment Partners, Inc	5,501
12,732		Vornado Realty Trust	423,212
5,361		WABCO Holdings, Inc	65,994
5,341		Washington Real Estate Investment Trust	92,399
8,051		Weingarten Realty Investors	76,646
550		Winthrop Realty Trust	3,801
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	31,319,152

HOTELS AND OTHER LODGING PLACES - 0.16%
1,830		Ameristar Casinos, Inc	23,021
5,191	*	Bluegreen Corp	9,032
13,739		Boyd Gaming Corp	51,246

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,890		Choice Hotels International, Inc	$74,620
3,556	*	Gaylord Entertainment Co	29,621
3,859	*	Great Wolf Resorts, Inc	8,991
2,506	*	Isle of Capri Casinos, Inc	13,257
19,156	*	Las Vegas Sands Corp	57,660
1,580	*	Lodgian, Inc	3,318
1,423		Marcus Corp	12,096
27,430		Marriott International, Inc (Class A)	448,756
12,259	*	MGM Mirage	28,563
610	*	Monarch Casino & Resort, Inc	3,148
2,408	*	Morgans Hotel Group Co	7,489
8,801		Orient-Express Hotels Ltd (Class A)	36,084
1,237	*	Riviera Holdings Corp	1,262
16,992		Starwood Hotels & Resorts Worldwide, Inc	215,798
2,726	*	Vail Resorts, Inc	55,692
20,239		Wyndham Worldwide Corp	85,004
5,240		Wynn Resorts Ltd	104,643
		TOTAL HOTELS AND OTHER LODGING PLACES	1,269,301

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.80%
2,175	*	3PAR, Inc	14,290
1,966		Aaon, Inc	35,624
6,548		Actuant Corp (Class A)	67,641
8,754	*	AGCO Corp	171,578
511		Alamo Group, Inc	5,447
3,000	*	Allis-Chalmers Energy, Inc	5,790
1,860	*	Altra Holdings, Inc	7,217
496		Ampco-Pittsburgh Corp	6,577
128,661		Applied Materials, Inc	1,383,106
1,755	*	Astec Industries, Inc	46,034
6,675	*	Asyst Technologies, Inc	1,869
2,017	*	AuthenTec, Inc	2,985
10,189	*	Axcelis Technologies, Inc	3,872
5,893		Black & Decker Corp	185,983
1,195		Black Box Corp	28,214
3,167	*	Blount International, Inc	14,632
718	*	Bolt Technology Corp	5,105
5,102		Briggs & Stratton Corp	84,183
36,240	*	Brocade Communications Systems, Inc	125,028
5,560	*	Brooks Automation, Inc	25,632
7,624		Bucyrus International, Inc (Class A)	115,732
5,163		Carlisle Cos, Inc	101,350
1,107		Cascade Corp	19,516
57,071		Caterpillar, Inc	1,595,706
6,306	*	Cirrus Logic, Inc	23,711
5,181	*	Colfax Corp	35,593
1,964	*	Columbus McKinnon Corp	17,126
6,439	*	Cray, Inc	22,537
19,002		Cummins, Inc	483,601
4,315		Curtiss-Wright Corp	121,036
2,621	*	Cymer, Inc	58,343
40,310		Deere & Co	1,324,991

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
172,525	*	Dell, Inc	$1,635,537
6,304		Diebold, Inc	134,590
7,357		Donaldson Co, Inc	197,462
17,725		Dover Corp	467,586
8,845	*	Dresser-Rand Group, Inc	195,474
2,530	*	Dril-Quip, Inc	77,671
193,713	*	EMC Corp	2,208,328
6,226	*	Emulex Corp	31,317
2,933	*	Ener1, Inc	15,164
8,030	*	ENGlobal Corp	36,456
2,025	*	EnPro Industries, Inc	34,628
9,368	*	Entegris, Inc	8,056
7,219	*	Extreme Networks, Inc	10,973
2,526	*	Flotek Industries, Inc	3,966
2,741	*	Flow International Corp	4,440
5,214		Flowserve Corp	292,610
11,716	*	FMC Technologies, Inc	367,530
2,364	*	Fuel Tech, Inc	24,727
4,508	*	Gardner Denver, Inc	98,004
1,186		Gorman-Rupp Co	23,483
5,188		Graco, Inc	88,559
3,286		Graham Corp	29,475
234,244		Hewlett-Packard Co	7,509,863
397	*	Hurco Cos, Inc	4,220
8,213		IDEX Corp	179,618
4,169	*	Immersion Corp	12,215
29,114		Ingersoll-Rand Co Ltd (Class A)	401,773
5,014	*	Intermec, Inc	52,146
130,183		International Business Machines Corp	12,613,430
27,828		International Game Technology	256,574
2,352	*	Intevac, Inc	12,254
3,240	*	Isilon Systems, Inc	7,128
17,009		ITT Industries, Inc	654,337
17,110		Jabil Circuit, Inc	95,132
2,264		John Bean Technologies Corp	23,681
9,992		Joy Global, Inc	212,830
921	*	Kadant, Inc	10,610
3,313		Kaydon Corp	90,544
6,448		Kennametal, Inc	104,522
463	*	Key Technology, Inc	4,074
7,186	*	Kulicke & Soffa Industries, Inc	18,827
11,440	*	Lam Research Corp	260,489
4,105		Lennox International, Inc	108,618
7,546	*	Lexmark International, Inc (Class A)	127,301
1,092		Lindsay Manufacturing Co	29,484
1,312		Lufkin Industries, Inc	49,699
15,746		Manitowoc Co, Inc	51,489
1,232		Met-Pro Corp	10,041
7,700	*	Micros Systems, Inc	144,375
1,568	*	Middleby Corp	50,850
2,202		Modine Manufacturing Co	5,505
407		Nacco Industries, Inc (Class A)	11,062

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,747	*	NATCO Group, Inc (Class A)	$33,071
976	*	Natural Gas Services Group, Inc	8,784
3,243	*	Netezza Corp	22,052
4,039	*	Netgear, Inc	48,670
1,984		NN, Inc	2,500
3,325		Nordson Corp	94,530
4,103	*	Oil States International, Inc	55,062
11,065		Pall Corp	226,058
10,706		Palm, Inc	92,286
19,481		Pitney Bowes, Inc	454,881
1,042	*	PMFG, Inc	8,211
11,592	*	Quantum Corp	7,767
2,563	*	Rackable Systems, Inc	10,406
2,125	*	RBC Bearings, Inc	32,470
749	*	Rimage Corp	9,999
4,575	*	Riverbed Technology, Inc	59,841
2,484		Robbins & Myers, Inc	37,682
8,149	*	Safeguard Scientifics, Inc	4,482
23,339	*	SanDisk Corp	295,238
801		Sauer-Danfoss, Inc	1,954
1,906	*	Scansource, Inc	35,413
5,336	*	Scientific Games Corp (Class A)	64,619
2,131	*,m	Seagate Technology	0
45,315		Seagate Technology, Inc	272,343
861	*	Semitool, Inc	2,394
2,487	*	Sigma Designs, Inc	30,938
5,319		SPX Corp	250,046
1,958		Standex International Corp	18,014
2,311	*	STEC, Inc	17,032
1,852	*	Super Micro Computer, Inc	9,112
1,020	*	T-3 Energy Services, Inc	12,016
1,238	*	Tecumseh Products Co (Class A)	5,596
1,792		Tennant Co	16,791
16,819	*	Teradata Corp	272,804
10,381	*	Terex Corp	96,024
22,684		Textron, Inc	130,206
1,120	*	Thermadyne Holdings Corp	2,374
6,774		Timken Co	94,565
3,187		Toro Co	77,062
668		Twin Disc, Inc	4,623
1,844	*	Ultratech, Inc	23,032
11,876	*	Varian Medical Systems, Inc	361,505
5,573	*	VeriFone Holdings, Inc	37,896
2,376		Watsco, Inc	80,855
20,285	*	Western Digital Corp	392,312
4,818		Woodward Governor Co	53,865
5,840	*	Zebra Technologies Corp (Class A)	111,077
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	39,217,234

INSTRUMENTS AND RELATED PRODUCTS - 3.90%
2,308	*	Abaxis, Inc	39,790
3,967	*	Abiomed, Inc	19,438

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,015	*	Accuray, Inc	$15,165
5,423	*	Affymetrix, Inc	17,733
33,268	*	Agilent Technologies, Inc	511,329
5,548	*	Align Technology, Inc	43,996
28,824		Allergan, Inc	1,376,634
7,499	*	American Medical Systems Holdings, Inc	83,614
911		American Science & Engineering, Inc	50,834
1,240		Analogic Corp	39,705
1,598	*	Anaren, Inc	17,482
2,859	*	Angiodynamics, Inc	32,135
929	*	Argon ST, Inc	17,623
118		Atrion Corp	10,412
1,381	*	Axsys Technologies, Inc	58,057
1,270		Badger Meter, Inc	36,690
9,497		Bard (C.R.), Inc	757,101
59,513		Baxter International, Inc	3,048,257
5,747		Beckman Coulter, Inc	293,154
23,167		Becton Dickinson & Co	1,557,750
1,659	*	Bio-Rad Laboratories, Inc (Class A)	109,328
140,312	*	Boston Scientific Corp	1,115,480
4,735	*	Bruker BioSciences Corp	29,168
4,004	*	Caliper Life Sciences, Inc	3,964
845	*	Cantel Medical Corp	10,875
1,607	*	Cardiac Science Corp	4,837
720	*	CardioNet, Inc	20,203
5,138	*	Cepheid, Inc	35,452
1,949	*	Coherent, Inc	33,620
1,401		Cohu, Inc	10,087
3,029	*	Conmed Corp	43,648
3,717		Cooper Cos, Inc	98,277
47,043		Covidien Ltd	1,563,709
1,933	*	Cyberonics, Inc	25,651
565	*	Cynosure, Inc (Class A)	3,441
24,098		Danaher Corp	1,306,594
14,075		Dentsply International, Inc	377,914
4,081	*	Depomed, Inc	9,631
2,127	*	DexCom, Inc	8,806
1,785	*	Dionex Corp	84,341
588	*	DXP Enterprises, Inc	6,074
26,741		Eastman Kodak Co	101,616
72,755		Emerson Electric Co	2,079,339
2,297	*	ESCO Technologies, Inc	88,894
2,397	*	Esterline Technologies Corp	48,395
5,760	*	ev3, Inc	40,896
558	*	Exactech, Inc	6,411
1,932	*	FARO Technologies, Inc	25,966
3,922	*	FEI Co	60,516
900	*	FGX International Holdings Ltd	10,458
13,264	*	Flir Systems, Inc	271,647
6,151	*	Formfactor, Inc	110,841
3,552	*	Fossil, Inc	55,766
12,405		Garmin Ltd	263,111

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
2,619	*	Haemonetics Corp	$144,255
3,693	*	Hanger Orthopedic Group, Inc	48,932
1,104	*	Herley Industries, Inc	13,204
6,605		Hillenbrand, Inc	105,746
23,428	*	Hologic, Inc	306,673
1,353	*	ICU Medical, Inc	43,458
1,409	*	I-Flow Corp	5,143
2,308	*	II-VI, Inc	39,651
11,618	*	Illumina, Inc	432,654
1,070	*	Insulet Corp	4,387
1,647	*	Integra LifeSciences Holdings Corp	40,730
3,586	*	Intuitive Surgical, Inc	341,961
2,614		Invacare Corp	41,902
14,970	*	ION Geophysical Corp	23,353
1,475	*	IRIS International, Inc	17,007
3,188	*	Itron, Inc	150,952
2,349	*	Ixia	12,144
730	*	Kensey Nash Corp	15,527
15,562		Kla-Tencor Corp	311,240
5,751	*	Kopin Corp	13,342
194	*	K-Tron International, Inc	11,770
5,337	*	L-1 Identity Solutions, Inc	27,272
992	*	LaBarge, Inc	8,303
5,167	*	LTX-Credence Corp	1,447
1,386	*	Lydall, Inc	4,116
4,440	*	Masimo Corp	128,671
708	*	Measurement Specialties, Inc	2,896
911	*	Medical Action Industries, Inc	7,552
106,071		Medtronic, Inc	3,125,913
2,564	*	Merit Medical Systems, Inc	31,306
3,306	*	Mettler-Toledo International, Inc	169,697
1,111	*	Micrus Endovascular Corp	6,633
5,093	*	Millipore Corp	292,389
2,677		Mine Safety Appliances Co	53,594
5,445	*	MKS Instruments, Inc	79,878
1,160		Movado Group, Inc	8,746
1,493		MTS Systems Corp	33,966
5,964		National Instruments Corp	111,229
2,272	*	Natus Medical, Inc	19,335
1,198	*	Neogen Corp	26,152
3,159	*	Newport Corp	13,963
3,172	*	NuVasive, Inc	99,537
1,473	*	NxStage Medical, Inc	3,800
1,201	*	Orthofix International NV	22,243
5,253	*	Orthovita, Inc	14,078
258	*	OYO Geospace Corp	3,369
1,095	*	Palomar Medical Technologies, Inc	7,950
11,064		PerkinElmer, Inc	141,287
37,741		Raytheon Co	1,469,635
7,316	*	Resmed, Inc	258,547
13,074		Rockwell Automation, Inc	285,536
15,244		Rockwell Collins, Inc	497,564

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,514	*	Rofin-Sinar Technologies, Inc	$56,646
8,361		Roper Industries, Inc	354,924
1,888	*	Rudolph Technologies, Inc	5,721
6,894	*	Sirf Technology Holdings, Inc	15,856
1,128	*	Sirona Dental Systems, Inc	16,153
1,023	*	Somanetics Corp	15,529
1,326	*	Sonic Solutions, Inc	1,591
1,231	*	SonoSite, Inc	22,010
2,046	*	Spectranetics Corp	5,176
32,360	*	St. Jude Medical, Inc	1,175,639
5,940	*	Star Scientific, Inc	25,423
2,010	*	Stereotaxis, Inc	8,020
5,509		STERIS Corp	128,250
28,947		Stryker Corp	985,356
3,638	*	Symmetry Medical, Inc	22,956
1,050	*	Synovis Life Technologies, Inc	14,532
3,784		Techne Corp	207,023
3,474	*	Teledyne Technologies, Inc	92,686
13,384	*	Teradyne, Inc	58,622
38,928	*	Thermo Electron Corp	1,388,561
5,078	*	Thoratec Corp	130,454
1,033	*	Trans1, Inc	6,291
11,234	*	Trimble Navigation Ltd	171,656
2,586	*	Varian, Inc	61,392
2,601	*	Veeco Instruments, Inc	17,349
1,742	*	Vital Images, Inc	19,632
6,603	*	Vivus, Inc	28,525
1,050	*	Vnus Medical Technologies, Inc	22,334
5,122	*	Volcano Corp	74,525
9,390	*	Waters Corp	346,961
2,962	*	Wright Medical Group, Inc	38,595
82,429		Xerox Corp	375,052
21,723	*	Zimmer Holdings, Inc	792,890
2,044	*	Zoll Medical Corp	29,352
1,229	*	Zygo Corp	5,641
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	31,893,813

INSURANCE AGENTS, BROKERS AND SERVICE - 0.35%
26,125		AON Corp	1,066,422
10,703		Brown & Brown, Inc	202,394
2,461	*	Crawford & Co (Class B)	16,538
9,004		Gallagher (Arthur J.) & Co	153,068
29,621		Hartford Financial Services Group, Inc	232,525
613		Life Partners Holdings, Inc	10,458
48,255		Marsh & McLennan Cos, Inc	977,163
7,173		National Financial Partners Corp	22,954
854		White Mountains Insurance Group Ltd	146,811
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,828,333

INSURANCE CARRIERS - 3.10%
45,018		Aetna, Inc	1,095,288
45,488		Aflac, Inc	880,648

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
509	*	Alleghany Corp	$137,847
4,656		Allied World Assurance Holdings Ltd	177,068
51,343		Allstate Corp	983,218
32,591		Ambac Financial Group, Inc	25,421
8,021		American Equity Investment Life Holding Co	33,367
6,425		American Financial Group, Inc	103,121
190,265		American International Group, Inc	190,265
1,288		American National Insurance Co	67,504
1,012		American Physicians Capital, Inc	41,411
850	*	American Safety Insurance Holdings Ltd	9,784
5,255	*	AMERIGROUP Corp	144,723
1,343	*	Amerisafe, Inc	20,575
1,831		Amtrust Financial Services, Inc	17,486
4,416	*	Arch Capital Group Ltd	237,846
2,387	*	Argo Group International Holdings Ltd	71,920
7,088		Aspen Insurance Holdings Ltd	159,196
10,819		Assurant, Inc	235,638
5,095		Assured Guaranty Ltd	34,493
13,605		Axis Capital Holdings Ltd	306,657
711		Baldwin & Lyons, Inc (Class B)	13,452
2,904	*	Catalyst Health Solutions, Inc	57,557
3,736	*	Centene Corp	67,323
34,906		Chubb Corp	1,477,221
26,322		Cigna Corp	463,004
13,772		Cincinnati Financial Corp	314,966
5,339	*	Citizens, Inc (Class A)	38,815
1,739		CNA Financial Corp	15,929
1,063	*	CNA Surety Corp	19,602
27,944	*	Conseco, Inc	25,708
3,312		Delphi Financial Group, Inc (Class A)	44,580
419		Donegal Group, Inc (Class A)	6,440
178		EMC Insurance Group, Inc	3,750
5,830		Employers Holdings, Inc	55,618
4,367		Endurance Specialty Holdings Ltd	108,913
506	*	Enstar Group Ltd	28,498
3,198		Erie Indemnity Co (Class A)	109,308
5,811		Everest Re Group Ltd	411,419
6,307		FBL Financial Group, Inc (Class A)	26,174
19,550		Fidelity National Title Group, Inc (Class A)	381,421
1,688	*	First Acceptance Corp	4,085
8,288		First American Corp	219,715
906	*	First Mercury Financial Corp	13,083
2,490		Flagstone Reinsurance Holdings Ltd	19,397
665	*	Fpic Insurance Group, Inc	24,625
44,865		Genworth Financial, Inc (Class A)	85,244
2,355	*	Greenlight Capital Re Ltd (Class A)	37,609
4,687		Hanover Insurance Group, Inc	135,079
1,641		Harleysville Group, Inc	52,200
10,651		HCC Insurance Holdings, Inc	268,299
10,105	*	Health Net, Inc	146,320
4,375	*	Healthspring, Inc	36,619
2,772		Horace Mann Educators Corp	23,202

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,964	*	Humana, Inc	$416,341
477		Independence Holding Co	2,390
1,955		Infinity Property & Casualty Corp	66,333
4,642		IPC Holdings Ltd	125,520
246		Kansas City Life Insurance Co	8,819
15,991		Leucadia National Corp	238,106
25,597		Lincoln National Corp	171,244
28,780		Loews Corp	636,038
3,977		Maiden Holdings Ltd	17,777
934	*	Markel Corp	265,144
5,501		Max Re Capital Ltd	94,837
24,109	*	MBIA, Inc	110,419
3,360		Meadowbrook Insurance Group, Inc	20,496
2,949		Mercury General Corp	87,585
47,237		Metlife, Inc	1,075,585
22,716		MGIC Investment Corp	32,257
2,717	*	Molina Healthcare, Inc	51,677
8,145		Montpelier Re Holdings Ltd	105,559
1,070		National Interstate Corp	18,094
147		National Western Life Insurance Co (Class A)	16,611
1,310	*	Navigators Group, Inc	61,806
393		NYMAGIC, Inc	4,795
2,512		Odyssey Re Holdings Corp	95,280
21,017		Old Republic International Corp	227,404
2,079		OneBeacon Insurance Group Ltd (Class A)	20,083
5,019		PartnerRe Ltd	311,529
16,915		Phoenix Cos, Inc	19,791
4,647		Platinum Underwriters Holdings Ltd	131,789
2,758	*	PMA Capital Corp (Class A)	11,501
6,414		PMI Group, Inc	3,977
1,376		Presidential Life Corp	10,719
3,319	*	Primus Guaranty Ltd	5,211
25,646		Principal Financial Group	209,784
3,175	*	ProAssurance Corp	148,019
63,547		Progressive Corp	854,072
9,574		Protective Life Corp	50,264
41,368		Prudential Financial, Inc	786,819
8,338		Radian Group, Inc	15,175
1,708	*	RadNet, Inc	2,118
6,252		Reinsurance Group of America, Inc (Class A)	202,502
5,656		RenaissanceRe Holdings Ltd	279,633
2,051		RLI Corp	102,960
1,566		Safety Insurance Group, Inc	48,671
1,144	*	SeaBright Insurance Holdings, Inc	11,966
5,578		Selective Insurance Group, Inc	67,828
5,212		Stancorp Financial Group, Inc	118,729
1,335		State Auto Financial Corp	23,496
1,175		Stewart Information Services Corp	22,913
7,639		Torchmark Corp	200,371
3,726		Tower Group, Inc	91,771
2,797		Transatlantic Holdings, Inc	99,769
56,656		Travelers Cos, Inc	2,302,499

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
900	*	Triple-S Management Corp (Class B)	$11,088
1,801	*,m	United America Indemnity Ltd	844
1,801	*	United America Indemnity Ltd (Class A)	7,240
1,880		United Fire & Casualty Co	41,285
114,988		UnitedHealth Group, Inc	2,406,699
3,532		Unitrin, Inc	49,377
3,755	*	Universal American Financial Corp	31,805
32,612		UnumProvident Corp	407,650
6,642		Validus Holdings Ltd	157,283
13,283		W.R. Berkley Corp	299,532
3,656	*	WellCare Health Plans, Inc	41,130
46,458	*	WellPoint, Inc	1,764,010
117		Wesco Financial Corp	32,292
32,843		XL Capital Ltd (Class A)	179,323
3,038		Zenith National Insurance Corp	73,246
		TOTAL INSURANCE CARRIERS	25,315,531

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
1,660	*	China Fire & Security Group, Inc	13,048
10,692	*	Corrections Corp of America	136,965
5,530	*	Geo Group, Inc	73,272
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	223,285

LEATHER AND LEATHER PRODUCTS - 0.10%
31,082	*	Coach, Inc	519,069
6,919	*	CROCS, Inc	8,234
1,742	*	Genesco, Inc	32,802
4,946	*	Iconix Brand Group, Inc	43,772
1,492	*	Steven Madden Ltd	28,020
6,846	*	Timberland Co (Class A)	81,741
1,104		Weyco Group, Inc	28,616
4,349		Wolverine World Wide, Inc	67,757
		TOTAL LEATHER AND LEATHER PRODUCTS	810,011

LEGAL SERVICES - 0.03%
4,601	*	FTI Consulting, Inc	227,657
651	*	Pre-Paid Legal Services, Inc	18,899
		TOTAL LEGAL SERVICES	246,556

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.01%
1,680	*	Emergency Medical Services Corp (Class A)	52,735
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	52,735

LUMBER AND WOOD PRODUCTS - 0.02%
640		American Woodmark Corp	11,239
6,392	*	Champion Enterprises, Inc	3,068
1,343		Deltic Timber Corp	52,927
8,485		Louisiana-Pacific Corp	18,922
508		Skyline Corp	9,657
1,939		Universal Forest Products, Inc	51,597
		TOTAL LUMBER AND WOOD PRODUCTS	147,410

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
METAL MINING - 0.54%
3,613	*	Allied Nevada Gold Corp	$21,136
11,068		Cleveland-Cliffs, Inc	200,995
49,504	*	Coeur d'Alene Mines Corp	46,534
4,872		Foundation Coal Holdings, Inc	69,913
38,204		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,455,954
19,171	*	Hecla Mining Co	38,342
44,514		Newmont Mining Corp	1,992,447
10,092	*	Patriot Coal Corp	37,441
4,229	*	Rosetta Resources, Inc	20,934
3,405		Royal Gold, Inc	159,218
3,890	*	ShengdaTech, Inc	12,059
19,671		Southern Copper Corp	342,669
3,801	*	Stillwater Mining Co	14,064
4,918	*	Uranium Resources, Inc	2,311
		TOTAL METAL MINING	4,414,017

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
1,767		Armstrong World Industries, Inc	19,455
488		Blyth, Inc	12,752
7,547		Callaway Golf Co	54,187
3,000		Daktronics, Inc	19,650
11,128		Hasbro, Inc	278,979
2,794	*	Intrepid Potash, Inc	51,549
2,532	*	Jakks Pacific, Inc	31,270
2,221	*	Leapfrog Enterprises, Inc	3,065
396		Marine Products Corp	1,679
33,149		Mattel, Inc	382,209
6,359	*	Nautilus, Inc	4,006
1,490	*	RC2 Corp	7,852
6,554	*	Russ Berrie & Co, Inc	8,651
3,210	*	Shuffle Master, Inc	9,213
569	*	Steinway Musical Instruments, Inc	6,811
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	891,328

MISCELLANEOUS RETAIL - 1.45%
2,238	*	1-800-FLOWERS.COM, Inc (Class A)	4,633
30,004	*	Amazon.com, Inc	2,203,493
3,134		Barnes & Noble, Inc	67,005
1,344		Big 5 Sporting Goods Corp	7,889
1,266	*	Blue Nile, Inc	38,170
4,275	*	Borders Group, Inc	2,693
918	*	Build-A-Bear Workshop, Inc	5,572
3,805	*	Cabela's, Inc	34,664
2,380		Cash America International, Inc	37,271
3,455	*	CKX, Inc	14,166
4,691	*	Coldwater Creek, Inc	11,774
133,859		CVS Corp	3,679,783
9,630	*	Dick's Sporting Goods, Inc	137,420
8,339	*	Dollar Tree, Inc	371,502
6,969	*	Drugstore.Com	8,154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
3,847	*	Ezcorp, Inc (Class A)	$44,510
2,096	*	GSI Commerce, Inc	27,458
2,889	*	Hibbett Sports, Inc	55,527
2,919	*	HSN, Inc	15,004
2,684	*	Jo-Ann Stores, Inc	43,857
4,692	*	Marvel Entertainment, Inc	124,573
3,771		MSC Industrial Direct Co (Class A)	117,165
2,988		Nutri/System, Inc	42,638
23,188	*	Office Depot, Inc	30,376
6,672		OfficeMax, Inc	20,817
1,624	*	Overstock.com, Inc	14,860
886	*	PC Mall, Inc	4,022
12,271		Petsmart, Inc	257,200
3,820	*	Priceline.com, Inc	300,939
963		Pricesmart, Inc	17,344
43,742	*	Rite Aid Corp	15,747
1,063	*	Shutterfly, Inc	9,960
7,930		Signet Jewelers Ltd	90,799
1,216	*	Stamps.com, Inc	11,795
65,757		Staples, Inc	1,190,859
1,129		Systemax, Inc	14,587
11,366		Tiffany & Co	245,051
94,182		Walgreen Co	2,444,965
2,737		World Fuel Services Corp	86,571
2,870	*	Zale Corp	5,597
1,933	*	Zumiez, Inc	18,750
		TOTAL MISCELLANEOUS RETAIL	11,875,160

MOTION PICTURES - 0.57%
1,148	*	Ascent Media Corp (Series A)	28,700
3,122	*	Avid Technology, Inc	28,535
15,402	*	Blockbuster, Inc (Class A)	11,089
2,032		Cinemark Holdings, Inc	19,080
11,487	*	Discovery Communications, Inc (Class A)	184,022
14,317	*	Discovery Communications, Inc (Class C)	209,744
7,735	*	DreamWorks Animation SKG, Inc (Class A)	167,386
1,062	*	Gaiam, Inc (Class A)	3,483
8,000	*	Macrovision Solutions Corp	142,320
4,290		National CineMedia, Inc	56,542
219,249		News Corp (Class A)	1,451,428
6,662		Regal Entertainment Group (Class A)	89,338
112,327		Time Warner, Inc	2,167,911
12,040	*	tw telecom inc (Class A)	105,350
		TOTAL MOTION PICTURES	4,664,928

NONDEPOSITORY INSTITUTIONS - 0.44%
4,721		Advance America Cash Advance Centers, Inc	7,978
2,678		Advanta Corp (Class B)	1,767
22,743		American Capital Ltd	42,529
96,302		American Express Co	1,312,595
15,785	*	AmeriCredit Corp	92,500
11,634		Apollo Investment Corp	40,486

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
8,582		Ares Capital Corp	$41,537
5,840	*	Boise, Inc	3,562
34,209		Capital One Financial Corp	418,718
23,328		CapitalSource, Inc	28,460
12,370		Chimera Investment Corp	41,563
39,603		CIT Group, Inc	112,869
1,560	*	CompuCredit Corp	3,822
639	*	Credit Acceptance Corp	13,732
43,276		Discover Financial Services	273,072
1,148	*	Encore Capital Group, Inc	5,200
556		Federal Agricultural Mortgage Corp (Class C)	1,490
52,901		Federal Home Loan Mortgage Corp	40,205
86,850		Federal National Mortgage Association	60,795
3,088		Financial Federal Corp	65,404
1,940	*	First Cash Financial Services, Inc	28,945
6,161	*	First Marblehead Corp	7,948
1,812		Gladstone Investment Corp	6,922
12,520		GLG Partners, Inc	35,557
11,135	*	Guaranty Financial Group, Inc	11,692
1,788		Hercules Technology Growth Capital, Inc	8,940
7,170		Kohlberg Capital Corp	21,940
9,445		Lender Processing Services, Inc	289,111
6,389		MCG Capital Corp	8,178
1,192		Medallion Financial Corp	8,833
2,076	*	Mercadolibre, Inc	38,510
825	*	Mitcham Industries, Inc	3,143
1,264		Nelnet, Inc (Class A)	11,174
965	*	NewStar Financial, Inc	2,239
1,747		NGP Capital Resources Co	8,683
3,033	*	Ocwen Financial Corp	34,667
1,325		Patriot Capital Funding, Inc	2,425
1,437		PennantPark Investment Corp	5,389
3,898	*	PHH Corp	54,768
47,679	*	SLM Corp	236,011
293		Student Loan Corp	12,728
5,000	*	thinkorswim Group, Inc	43,200
486	*	Tree.com, Inc	2,245
1,438	*	World Acceptance Corp	24,590
		TOTAL NONDEPOSITORY INSTITUTIONS	3,516,122

NONMETALLIC MINERALS, EXCEPT FUELS - 0.08%
2,631		AMCOL International Corp	39,044
3,039		Compass Minerals International, Inc	171,308
7,045	*	General Moly, Inc	7,468
9,729		Vulcan Materials Co	430,898
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	648,718

OIL AND GAS EXTRACTION - 3.94%
3,365	*	Abraxas Petroleum Corp	3,466
43,382		Anadarko Petroleum Corp	1,687,126
31,260		Apache Corp	2,003,453
676		APCO Argentina, Inc	7,450

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
746	*	Approach Resources, Inc	$4,625
4,284	*	Arena Resources, Inc	109,156
4,774		Atlas America, Inc	41,773
6,729	*	ATP Oil & Gas Corp	34,520
5,668	*	Atwood Oceanics, Inc	94,032
29,003		Baker Hughes, Inc	828,036
3,357	*	Basic Energy Services, Inc	21,720
3,401		Berry Petroleum Co (Class A)	37,275
2,998	*	Bill Barrett Corp	66,676
26,494		BJ Services Co	263,615
3,062	*	BMB Munai, Inc	1,776
3,760	*	Brigham Exploration Co	7,144
2,820	*	Bronco Drilling Co, Inc	14,833
9,430		Cabot Oil & Gas Corp	222,265
3,928	*	Cal Dive International, Inc	26,593
2,233	*	Callon Petroleum Co	2,434
20,536	*	Cameron International Corp	450,354
3,112	*	Cano Petroleum, Inc	1,338
2,238	*	Carrizo Oil & Gas, Inc	19,873
9,450	*	Cheniere Energy, Inc	40,257
56,483		Chesapeake Energy Corp	963,600
6,790		Cimarex Energy Co	124,800
445	*	Clayton Williams Energy, Inc	13,012
3,502	*	CNX Gas Corp	83,032
9,391	*	Complete Production Services, Inc	28,924
4,583	*	Comstock Resources, Inc	136,573
5,487	*	Concho Resources, Inc	140,412
1,277	*	Contango Oil & Gas Co	50,058
2,499	*	Continental Resources, Inc	53,004
616	*	Dawson Geophysical Co	8,316
5,491	*	Delta Petroleum Corp	6,589
22,637	*	Denbury Resources, Inc	336,386
42,085		Devon Energy Corp	1,880,779
6,648		Diamond Offshore Drilling, Inc	417,893
668	*	Double Eagle Petroleum Co	3,454
4,326	*	Encore Acquisition Co	100,666
9,303	*	Endeavour International Corp	8,094
1,100	*	Energy Recovery, Inc	8,360
5,767		Energy XXI Bermuda Ltd	2,163
13,416		ENSCO International, Inc	354,182
23,466		EOG Resources, Inc	1,284,998
12,223		Equitable Resources, Inc	382,947
14,478	*	EXCO Resources, Inc	144,780
6,115	*	Exterran Holdings, Inc	97,962
8,761	*	Forest Oil Corp	115,207
2,564	*	FX Energy, Inc	7,128
7,722	*	Gasco Energy, Inc	3,012
5,057	*	GeoGlobal Resources, Inc	3,641
504	*	Geokinetics, Inc	1,648
1,491	*	Geomet, Inc	865
1,240	*	Georesources, Inc	8,333
10,341	*	Global Industries Ltd	39,709

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,548	*	GMX Resources, Inc	$10,062
2,529	*	Goodrich Petroleum Corp	48,961
2,151	*	Gulfport Energy Corp	4,990
80,775		Halliburton Co	1,249,589
3,621	*	Harvest Natural Resources, Inc	12,275
11,415	*	Helix Energy Solutions Group, Inc	58,673
9,719		Helmerich & Payne, Inc	221,302
14,543	*	Hercules Offshore, Inc	22,978
1,275		Houston American Energy Corp	2,372
710		Kayne Anderson Energy Development Co	6,631
17,223	*	Key Energy Services, Inc	49,602
7,211	*	Mariner Energy, Inc	55,885
8,501	*	McMoRan Exploration Co	39,955
9,213	*	Meridian Resource Corp	1,935
24,826	*	Nabors Industries Ltd	248,012
39,376	*	National Oilwell Varco, Inc	1,130,485
11,872	*	Newfield Exploration Co	269,494
8,709	*	Newpark Resources, Inc	22,034
16,120		Noble Energy, Inc	868,546
1,623	*	Northern Oil And Gas, Inc	5,843
76,835		Occidental Petroleum Corp	4,275,869
5,152	*	Oceaneering International, Inc	189,954
14,732	*	Oilsands Quest, Inc	10,607
611		Panhandle Oil and Gas, Inc (Class A)	10,460
3,901	*	Parallel Petroleum Corp	4,993
8,740	*	Parker Drilling Co	16,082
12,819		Patterson-UTI Energy, Inc	114,858
3,324		Penn Virginia Corp	36,498
23,030	*	PetroHawk Energy Corp	442,867
1,462	*	Petroleum Development Corp	17,266
3,247	*	Petroquest Energy, Inc	7,793
4,643	*	Pioneer Drilling Co	15,229
11,256		Pioneer Natural Resources Co	185,386
9,907	*	Plains Exploration & Production Co	170,698
15,059	*	Pride International, Inc	270,761
1,600	*	Quest Resource Corp	501
12,882	*	Quicksilver Resources, Inc	71,366
3,028	*	RAM Energy Resources, Inc	2,210
14,332		Range Resources Corp	589,905
1,130	*	Rex Energy Corp	3,243
10,244		Rowan Cos, Inc	122,621
2,562		RPC, Inc	16,986
113,716		Schlumberger Ltd	4,619,145
1,932	*	SEACOR Holdings, Inc	112,655
20,740		Smith International, Inc	445,495
32,162	*	Southwestern Energy Co	954,890
5,027		St. Mary Land & Exploration Co	66,507
2,582	*	Stone Energy Corp	8,598
8,618	*	Sulphco, Inc	9,221
7,948	*	Superior Energy Services	102,450
1,628	*	Superior Well Services, Inc	8,352
2,664	*	Swift Energy Co	19,447

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
6,751	*	Tetra Technologies, Inc	$21,941
4,919		Tidewater, Inc	182,642
1,946		Toreador Resources Corp	4,884
1,429	*	Trico Marine Services, Inc	3,001
1,902	*	Tri-Valley Corp	2,168
3,774	*	TXCO Resources, Inc	1,555
1,041	*	Union Drilling, Inc	3,956
3,946	*	Unit Corp	82,550
6,545	*	Vaalco Energy, Inc	34,623
7,979	*	Venoco, Inc	26,171
2,427		W&T Offshore, Inc	14,926
5,521	*	Warren Resources, Inc	5,300
4,715	*	Whiting Petroleum Corp	121,883
7,449	*	Willbros Group, Inc	72,255
51,574		XTO Energy, Inc	1,579,196
		TOTAL OIL AND GAS EXTRACTION	32,209,905

PAPER AND ALLIED PRODUCTS - 0.39%
5,337	*	AbitibiBowater, Inc	2,935
9,165		Bemis Co	192,190
5,036	*	Buckeye Technologies, Inc	10,727
3,976	*	Cenveo, Inc	12,922
38,287	*	Domtar Corporation	36,373
4,692		Glatfelter	29,278
11,931	*	Graphic Packaging Holding Co	10,380
3,311		Greif, Inc (Class A)	110,223
41,191		International Paper Co	289,985
39,709		Kimberly-Clark Corp	1,830,982
14,378		MeadWestvaco Corp	172,392
5,591	*	Mercer International, Inc	3,690
1,091		Neenah Paper, Inc	3,960
9,899		Packaging Corp of America	128,885
3,088		Rock-Tenn Co (Class A)	83,530
1,100		Schweitzer-Mauduit International, Inc	20,306
9,142		Sonoco Products Co	191,799
17,451		Temple-Inland, Inc	93,712
6,038		Wausau Paper Corp	31,760
		TOTAL PAPER AND ALLIED PRODUCTS	3,256,029

PERSONAL SERVICES - 0.16%
11,856		Cintas Corp	293,081
2,416	*	Coinstar, Inc	79,148
2,089		G & K Services, Inc (Class A)	39,503
30,652		H&R Block, Inc	557,560
2,460		Jackson Hewitt Tax Service, Inc	12,841
3,440		Regis Corp	49,708
8,257	*	Sally Beauty Holdings, Inc	46,900
21,386		Service Corp International	74,637
1,231	*	Steiner Leisure Ltd	30,049
1,120		Unifirst Corp	31,181
3,142		Weight Watchers International, Inc	58,284
		TOTAL PERSONAL SERVICES	1,272,892

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
PETROLEUM AND COAL PRODUCTS - 6.94%
1,047		Alon USA Energy, Inc	$14,344
3,015	*	American Oil & Gas, Inc	2,322
5,778		Ashland, Inc	59,687
195,676		Chevron Corp	13,157,253
144,676		ConocoPhillips	5,665,512
5,600	*	CVR Energy, Inc	31,024
440		Delek US Holdings, Inc	4,558
469,561		Exxon Mobil Corp	31,977,103
8,621		Frontier Oil Corp	110,263
28,107	*	Gran Tierra Energy, Inc	70,549
3,218	*	Headwaters, Inc	10,104
26,145		Hess Corp	1,417,059
3,598		Holly Corp	76,278
65,877		Marathon Oil Corp	1,731,906
17,650		Murphy Oil Corp	790,191
834		Quaker Chemical Corp	6,622
11,210	*	SandRidge Energy, Inc	73,874
10,444		Sunoco, Inc	276,557
12,602		Tesoro Corp	169,749
49,286		Valero Energy Corp	882,219
2,198		WD-40 Co	53,060
5,038		Western Refining, Inc	60,154
		TOTAL PETROLEUM AND COAL PRODUCTS	56,640,388

PIPELINES, EXCEPT NATURAL GAS - 0.10%
59,199		Spectra Energy Corp	837,074
		TOTAL PIPELINES, EXCEPT NATURAL GAS	837,074

PRIMARY METAL INDUSTRIES - 0.77%
13,338		AK Steel Holding Corp	94,967
91,515		Alcoa, Inc	671,720
9,186		Allegheny Technologies, Inc	201,449
3,666		Belden CDT, Inc	45,862
1,752	*	Brush Engineered Materials, Inc	24,300
3,808		Carpenter Technology Corp	53,769
5,749	*	Century Aluminum Co	12,130
637	*	Coleman Cable, Inc	1,357
8,211	*	CommScope, Inc	93,277
147,878		Corning, Inc	1,962,341
1,929		Encore Wire Corp	41,338
1,161	*	Fushi Copperweld, Inc	5,573
7,165	*	General Cable Corp	142,010
2,670	*	General Steel Holdings, Inc	7,022
2,409		Gibraltar Industries, Inc	11,370
1,264	*	Haynes International, Inc	22,524
7,422	*	Horsehead Holding Corp	40,821
5,455		Hubbell, Inc (Class B)	147,067
3,254		Matthews International Corp (Class A)	93,747
9,385	*	Metalico, Inc	15,955
3,036		Mueller Industries, Inc	65,851

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
639	*	Northwest Pipe Co	$18,192
29,329		Nucor Corp	1,119,489
735		Olympic Steel, Inc	11,150
12,975		Precision Castparts Corp	777,204
1,766	*	RTI International Metals, Inc	20,662
1,808		Schnitzer Steel Industries, Inc (Class A)	56,753
16,005		Steel Dynamics, Inc	141,004
2,048		Texas Industries, Inc	51,200
9,361		Titanium Metals Corp	51,205
1,985		Tredegar Corp	32,415
10,960		United States Steel Corp	231,585
475	*	Universal Stainless & Alloy	4,593
4,916		Worthington Industries, Inc	42,818
		TOTAL PRIMARY METAL INDUSTRIES	6,312,720

PRINTING AND PUBLISHING - 0.26%
8,585	*	ACCO Brands Corp	8,413
1,334		AH Belo Corp (Class A)	1,307
3,989		American Greetings Corp (Class A)	20,185
6,671		Belo (A.H.) Corp (Class A)	4,069
11,174		Bowne & Co, Inc	35,869
1,830	*	China Information Security Technology, Inc	5,783
763	*	Consolidated Graphics, Inc	9,705
738		Courier Corp	11,195
509		CSS Industries, Inc	8,653
1,765	*	Dolan Media Co	13,891
5,326		Dun & Bradstreet Corp	410,102
1,468		Ennis, Inc	13,006
2,507		EW Scripps Co (Class A)	3,384
26,235		Gannett Co, Inc	57,717
4,449		Harte-Hanks, Inc	23,802
3,702		John Wiley & Sons, Inc (Class A)	110,247
2,531		Journal Communications, Inc (Class A)	1,898
9,470		Lee Enterprises, Inc	2,652
1,457	*	Martha Stewart Living Omnimedia, Inc (Class A)	3,628
3,476		McClatchy Co (Class A)	1,703
30,635		McGraw-Hill Cos, Inc	700,623
1,619		Media General, Inc (Class A)	3,108
3,925		Meredith Corp	65,312
3,596	*	MSCI, Inc (Class A)	60,808
612		Multi-Color Corp	7,485
11,647		New York Times Co (Class A)	52,644
1,525	*	Playboy Enterprises, Inc (Class B)	3,004
2,317	*	Presstek, Inc	4,796
3,226		Primedia, Inc	7,968
19,332		R.R. Donnelley & Sons Co	141,704
864		Schawk, Inc (Class A)	5,219
2,978		Scholastic Corp	44,878
1,098		Standard Register Co	5,029
5,023	*	Valassis Communications, Inc	7,886
3,805	*	VistaPrint Ltd	104,599

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
567		Washington Post Co (Class B)	$202,477
		TOTAL PRINTING AND PUBLISHING	2,164,749

RAILROAD TRANSPORTATION - 0.73%
26,515		Burlington Northern Santa Fe Corp	1,594,877
38,143		CSX Corp	985,997
3,321	*	Genesee & Wyoming, Inc (Class A)	70,571
7,493	*	Kansas City Southern Industries, Inc	95,236
35,014		Norfolk Southern Corp	1,181,723
48,626		Union Pacific Corp	1,999,014
		TOTAL RAILROAD TRANSPORTATION	5,927,418

REAL ESTATE - 0.05%
21,134	*	CB Richard Ellis Group, Inc (Class A)	85,170
406		Consolidated-Tomoka Land Co	12,058
2,600		DuPont Fabros Technology, Inc	17,888
13,353		Forest City Enterprises, Inc (Class A)	48,071
4,665	*	Forestar Real Estate Group, Inc	35,687
691	*	FX Real Estate and Entertainment, Inc	111
7,117		Grubb & Ellis Co	4,484
2,690		Jones Lang LaSalle, Inc	62,569
1,976	*	LoopNet, Inc	12,014
8,464	*	St. Joe Co	141,688
6,488		Stewart Enterprises, Inc (Class A)	21,021
527	*	Stratus Properties, Inc	3,188
1,745		Thomas Properties Group, Inc	2,059
		TOTAL REAL ESTATE	446,008

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.29%
485	*	AEP Industries, Inc	7,406
10,932		Cooper Tire & Rubber Co	44,165
1,108	*	Deckers Outdoor Corp	58,768
24,407	*	Goodyear Tire & Rubber Co	152,788
3,557	*	Metabolix, Inc	24,259
24,469		Newell Rubbermaid, Inc	156,112
32,886		Nike, Inc (Class B)	1,542,026
2,302		Schulman (A.), Inc	31,192
14,596		Sealed Air Corp	201,424
2,714	*	Skechers U.S.A., Inc (Class A)	18,102
2,697		Spartech Corp	6,635
5,632		Titan International, Inc	28,329
1,849	*	Trex Co, Inc	14,108
6,122		Tupperware Corp	104,013
2,789		West Pharmaceutical Services, Inc	91,507
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,480,834

SECURITY AND COMMODITY BROKERS - 2.02%
19,771		Ameriprise Financial, Inc	405,108
1,623		BlackRock, Inc	211,055
12,924		Broadridge Financial Solutions, Inc	240,516
3,720		Calamos Asset Management, Inc (Class A)	17,893
88,979		Charles Schwab Corp	1,379,175
6,382		CME Group, Inc	1,572,461

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,263		Cohen & Steers, Inc	$14,095
162		Diamond Hill Investment Group, Inc	6,370
1,280	*	Duff & Phelps Corp	20,160
35,072	*	E*Trade Financial Corp	44,892
10,182		Eaton Vance Corp	232,659
628		Evercore Partners, Inc (Class A)	9,703
2,000	*	FBR Capital Markets Corp	6,580
6,664	*	FCStone Group, Inc	15,194
8,220		Federated Investors, Inc (Class B)	182,977
14,494		Franklin Resources, Inc	780,792
13,411	*	Friedman Billings Ramsey Group, Inc (Class A)	2,682
465		GAMCO Investors, Inc (Class A)	15,182
7,128		GFI Group, Inc	22,881
41,599		Goldman Sachs Group, Inc	4,410,327
1,525		Greenhill & Co, Inc	112,621
3,331	*	Interactive Brokers Group, Inc (Class A)	53,729
6,630	*	IntercontinentalExchange, Inc	493,736
35,201		Invesco Ltd	487,886
3,758	*	Investment Technology Group, Inc	95,904
17,953		Janus Capital Group, Inc	119,387
10,290		Jefferies Group, Inc	142,002
2,123	*	KBW, Inc	43,203
9,246	*	Knight Capital Group, Inc (Class A)	136,286
8,719	*	LaBranche & Co, Inc	32,609
7,157	*	Ladenburg Thalmann Financial Services, Inc	3,793
6,671		Lazard Ltd (Class A)	196,127
13,797		Legg Mason, Inc	219,372
2,236	*	MarketAxess Holdings, Inc	17,083
10,810	*	MF Global Ltd	45,726
97,452		Morgan Stanley	2,218,982
1,322	*	Morningstar, Inc	45,146
12,362	*	Nasdaq Stock Market, Inc	242,048
24,558		NYSE Euronext	439,588
3,186		optionsXpress Holdings, Inc	36,225
940	*	Penson Worldwide, Inc	6,044
1,448	*	Piper Jaffray Cos	37,344
6,280		Pzena Investment Management, Inc (Class A)	11,995
8,803		Raymond James Financial, Inc	173,419
730		Sanders Morris Harris Group, Inc	2,847
12,697		SEI Investments Co	155,030
2,396	*	Stifel Financial Corp	103,771
3,259		SWS Group, Inc	50,612
24,408		T Rowe Price Group, Inc	704,415
22,041	*	TD Ameritrade Holding Corp	304,386
6	*	Teton Advisors, Inc	0
1,572	*	Thomas Weisel Partners Group, Inc	5,628
834		US Global Investors, Inc (Class A)	4,062
39		Value Line, Inc	1,066
8,286		Waddell & Reed Financial, Inc (Class A)	149,728
440		Westwood Holdings Group, Inc	17,200
		TOTAL SECURITY AND COMMODITY BROKERS	16,499,702

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
SOCIAL SERVICES - 0.01%
1,459	*	Capital Senior Living Corp	$3,560
9,779	*	Providence Service Corp	67,280
1,945	*	Res-Care, Inc	28,319
		TOTAL SOCIAL SERVICES	99,159

SPECIAL TRADE CONTRACTORS - 0.10%
336		Alico, Inc	8,064
4,259	*	AsiaInfo Holdings, Inc	71,764
2,537		Chemed Corp	98,689
3,012		Comfort Systems USA, Inc	31,234
4,077	*	Dycom Industries, Inc	23,606
6,384	*	EMCOR Group, Inc	109,614
3,085	*	Insituform Technologies, Inc (Class A)	48,249
1,031	*	Integrated Electrical Services, Inc	9,403
1,410	*	Layne Christensen Co	22,659
18,516	*	Quanta Services, Inc	397,168
		TOTAL SPECIAL TRADE CONTRACTORS	820,450

STONE, CLAY, AND GLASS PRODUCTS - 0.54%
65,980		3M Co	3,280,525
2,382		Apogee Enterprises, Inc	26,154
3,045	*	Cabot Microelectronics Corp	73,171
1,956		CARBO Ceramics, Inc	55,629
4,772		Eagle Materials, Inc	115,721
12,021		Gentex Corp	119,730
1,024		Libbey, Inc	942
3,712		Martin Marietta Materials, Inc	294,361
6,246	*	Owens Corning, Inc	56,464
16,181	*	Owens-Illinois, Inc	233,654
5,438	*	US Concrete, Inc	10,876
8,806	*	USG Corp	67,014
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,334,241

TEXTILE MILL PRODUCTS - 0.02%
2,626		Albany International Corp (Class A)	23,765
3,905		Interface, Inc (Class A)	11,676
5,019	*	Mohawk Industries, Inc	149,917
988		Oxford Industries, Inc	6,096
1,030	*	Xerium Technologies, Inc	690
		TOTAL TEXTILE MILL PRODUCTS	192,144

TOBACCO PRODUCTS - 1.44%
198,241		Altria Group, Inc	3,175,821
14,021		Fortune Brands, Inc	344,216
16,609		Lorillard, Inc	1,025,440
198,642		Philip Morris International, Inc	7,067,681
2,323		Universal Corp	69,504
4,630		Vector Group Ltd	60,144
		TOTAL TOBACCO PRODUCTS	11,742,806

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
TRANSPORTATION BY AIR - 0.34%
1,158	*	Air Methods Corp	$19,582
16,075	*	Airtran Holdings, Inc	73,141
3,536	*	Alaska Air Group, Inc	62,128
1,690	*	Allegiant Travel Co	76,827
26,708	*	AMR Corp	85,198
1,128	*	Atlas Air Worldwide Holdings, Inc	19,571
1,954	*	Bristow Group, Inc	41,874
11,496	*	Continental Airlines, Inc (Class B)	101,280
2,441		Copa Holdings S.A. (Class A)	69,983
56,739	*	Delta Air Lines, Inc	319,441
28,685		FedEx Corp	1,276,195
3,288	*	Hawaiian Holdings, Inc	12,264
15,904	*	JetBlue Airways Corp	58,050
922	*	PHI, Inc	9,202
2,859	*	Republic Airways Holdings, Inc	18,526
5,499		Skywest, Inc	68,408
68,341		Southwest Airlines Co	432,599
13,778		UAL Corp	61,725
9,413	*	US Airways Group, Inc	23,815
		TOTAL TRANSPORTATION BY AIR	2,829,809

TRANSPORTATION EQUIPMENT - 2.19%
2,020		A.O. Smith Corp	50,864
3,346	*	AAR Corp	41,959
1,480	*	Aerovironment, Inc	30,932
6,010		American Axle & Manufacturing Holdings, Inc	7,933
668		American Railcar Industries, Inc	5,097
1,552	*	Amerigon, Inc (Class A)	5,742
15,036		ArvinMeritor, Inc	11,878
1,854	*	ATC Technology Corp	20,765
5,942		Autoliv, Inc	110,343
10,185	*	BE Aerospace, Inc	88,304
65,910		Boeing Co	2,345,077
20,519		Brunswick Corp	70,791
4,188		Clarcor, Inc	105,496
1,776	*	Cogo Group, Inc	11,864
8,153	*	Dana Holding Corp	3,750
990	*	Dorman Products, Inc	9,237
869		Ducommun, Inc	12,635
3,849	*	Federal Mogul Corp (Class A)	25,711
3,326		Federal Signal Corp	17,528
6,538	*	Force Protection, Inc	31,382
216,524	*	Ford Motor Co	569,458
872		Freightcar America, Inc	15,286
1,005	*	Fuel Systems Solutions, Inc	13,547
4,586	*	GenCorp, Inc	9,722
37,860		General Dynamics Corp	1,574,597
51,827		General Motors Corp	100,544
691	*	GenTek, Inc	12,086
14,985		Genuine Parts Co	447,452
11,738		Goodrich Corp	444,753

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
1,968		Greenbrier Cos, Inc	$7,203
2,181		Group 1 Automotive, Inc	30,469
21,043		Harley-Davidson, Inc	281,766
7,512		Harsco Corp	166,541
14,118	*	Hayes Lemmerz International, Inc	2,612
2,398		Heico Corp	58,271
69,735		Honeywell International, Inc	1,942,817
1,815		Kaman Corp	22,760
18,881	*	Lear Corp	14,161
728	*	LMI Aerospace, Inc	5,271
31,308		Lockheed Martin Corp	2,161,191
32,017		Northrop Grumman Corp	1,397,222
5,052	*	Orbital Sciences Corp	60,068
9,387		Oshkosh Truck Corp	63,268
33,447		Paccar, Inc	861,595
2,600		Polaris Industries, Inc	55,744
2,358		Spartan Motors, Inc	9,479
9,172	*	Spirit Aerosystems Holdings, Inc (Class A)	91,445
1,529		Superior Industries International, Inc	18,119
11,474	*	Tenneco, Inc	18,703
2,904		Thor Industries, Inc	45,360
3,134	*	TransDigm Group, Inc	102,921
8,728		Trinity Industries, Inc	79,774
1,523		Triumph Group, Inc	58,179
8,624	*	TRW Automotive Holdings Corp	27,769
92,380		United Technologies Corp	3,970,492
4,482		Wabash National Corp	5,513
4,815		Westinghouse Air Brake Technologies Corp	127,020
2,357		Winnebago Industries, Inc	12,516
7,410	*	Wonder Auto Technology, Inc	26,528
		TOTAL TRANSPORTATION EQUIPMENT	17,919,510

TRANSPORTATION SERVICES - 0.19%
1,389		Ambassadors Group, Inc	11,279
15,880		CH Robinson Worldwide, Inc	724,287
848	*	Dynamex, Inc	11,092
19,983		Expeditors International Washington, Inc	565,319
4,030		GATX Corp	81,527
4,399	*	HUB Group, Inc (Class A)	74,783
2,919	*	Interval Leisure Group, Inc	15,470
2,400	*	Orbitz Worldwide, Inc	3,096
2,524		Pacer International, Inc	8,834
8,773		UTI Worldwide, Inc	104,837
		TOTAL TRANSPORTATION SERVICES	1,600,524

TRUCKING AND WAREHOUSING - 0.49%
1,783		Arkansas Best Corp	33,913
1,550	*	Celadon Group, Inc	8,603
3,863		Con-way, Inc	69,264
3,708		Forward Air Corp	60,181
7,172		Heartland Express, Inc	106,217
7,460		J.B. Hunt Transport Services, Inc	179,860

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,065		Landstar System, Inc	$169,525
2,188	*	Marten Transport Ltd	40,872
3,750	*	Old Dominion Freight Line	88,088
1,124	*	Saia, Inc	13,432
64,334		United Parcel Service, Inc (Class B)	3,166,518
394		Universal Truckload Services, Inc	5,650
3,306		Werner Enterprises, Inc	49,987
10,795	*	YRC Worldwide, Inc	48,470
		TOTAL TRUCKING AND WAREHOUSING	4,040,580

WATER TRANSPORTATION - 0.21%
3,677		Alexander & Baldwin, Inc	69,973
2,936	*	American Commercial Lines, Inc	9,307
40,260		Carnival Corp	869,616
3,230		DHT Maritime, Inc	12,403
10,050		Eagle Bulk Shipping, Inc	42,713
3,883		Frontline Ltd	67,525
3,808		Genco Shipping & Trading Ltd	46,990
3,786		General Maritime Corp	26,502
2,545		Golar LNG Ltd	8,729
1,828	*	Gulfmark Offshore, Inc	43,616
7,480		Horizon Lines, Inc (Class A)	22,664
2,095	*	Hornbeck Offshore Services, Inc	31,928
488		International Shipholding Corp	9,599
5,001	*	Kirby Corp	133,226
1,231		Knightsbridge Tankers Ltd	17,911
3,579		Nordic American Tanker Shipping	104,865
2,912	*	Odyssey Marine Exploration, Inc	9,872
2,001		Overseas Shipholding Group, Inc	45,363
11,003		Royal Caribbean Cruises Ltd	88,134
3,469		Ship Finance International Ltd	22,757
1,370	*	TBS International Ltd (Class A)	10,070
3,285		Teekay Corp	46,746
1,000		Teekay Tankers Ltd (Class A)	9,510
2,606	*	Ultrapetrol Bahamas Ltd	7,036
		TOTAL WATER TRANSPORTATION	1,757,055

WHOLESALE TRADE-DURABLE GOODS - 0.34%
2,311		Agilysys, Inc	9,937
4,008		Applied Industrial Technologies, Inc	67,615
11,051	*	Arrow Electronics, Inc	210,632
3,898		Barnes Group, Inc	41,670
5,554	*	Beacon Roofing Supply, Inc	74,368
10,774		BorgWarner, Inc	218,712
1,810		Castle (A.M.) & Co	16,145
917	*	Chindex International, Inc	4,557
2,919	*	Conceptus, Inc	34,298
1,647	*	DemandTec, Inc	14,411
1,588	*	Digi International, Inc	12,180
3,770	*	Drew Industries, Inc	32,724
1,377	*	Hansen Medical, Inc	5,536
1,040		Houston Wire & Cable Co	8,060

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
15,344	*	Ingram Micro, Inc (Class A)	$193,949
4,534	*	Insight Enterprises, Inc	13,874
2,838	*	Interline Brands, Inc	23,924
4,680		Knight Transportation, Inc	70,949
299		Lawson Products, Inc	3,639
12,668	*	LKQ Corp	180,772
1,200	*	MedAssets, Inc	17,100
847	*	MWI Veterinary Supply, Inc	24,123
4,036		Owens & Minor, Inc	133,713
11,538	*	Patterson Cos, Inc	217,606
3,421		PEP Boys-Manny Moe & Jack	15,087
6,199		Pool Corp	83,067
5,703	*	PSS World Medical, Inc	81,838
5,909		Reliance Steel & Aluminum Co	155,584
5,040	*	Solera Holdings, Inc	124,891
4,235	*	Tech Data Corp	92,238
593	*	Titan Machinery, Inc	5,331
3,352	*	TomoTherapy, Inc	8,883
3,578	*	Tyler Technologies, Inc	52,346
7,348		W.W. Grainger, Inc	515,682
3,476	*	WESCO International, Inc	62,985
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,828,426

WHOLESALE TRADE-NONDURABLE GOODS - 0.64%
2,028		Aceto Corp	12,087
7,615		Airgas, Inc	257,463
2,989	*	Akorn, Inc	2,571
8,136	*	Alliance One International, Inc	31,242
14,701		Allscripts Healthcare Solutions, Inc	151,273
1,516		Andersons, Inc	21,436
4,979	*	Bare Escentuals, Inc	20,414
1,986	*	BMP Sunstone Corp	6,415
9,762		Brown-Forman Corp (Class B)	379,058
33,887		Cardinal Health, Inc	1,066,763
4,017	*	Central European Distribution Corp	43,223
863	*	Clearwater Paper Corp	6,930
667	*	Core-Mark Holding Co, Inc	12,153
1	*	CPEX Pharmaceuticals, Inc	7
12,400	*	Dean Foods Co	224,192
11,496	*	Endo Pharmaceuticals Holdings, Inc	203,249
4,542	*	Fresh Del Monte Produce, Inc	74,580
1,632	*	Green Mountain Coffee Roasters, Inc	78,336
3,462	*	Hain Celestial Group, Inc	49,299
8,818	*	Henry Schein, Inc	352,808
6,639		Herbalife Ltd	99,452
669		Kenneth Cole Productions, Inc (Class A)	4,275
1,677		K-Swiss, Inc (Class A)	14,322
1,070	*	LSB Industries, Inc	10,582
136	*	Maui Land & Pineapple Co, Inc	1,155
5,904		Men's Wearhouse, Inc	89,387
1,840		Myers Industries, Inc	11,298
1,406		Nash Finch Co	39,495

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE
5,040		Nu Skin Enterprises, Inc (Class A)	$52,870
887	*	Perry Ellis International, Inc	3,069
1,699	*	School Specialty, Inc	29,885
2,924		Spartan Stores, Inc	45,059
856	*	Synutra International, Inc	7,028
56,420		Sysco Corp	1,286,375
9,618		Terra Industries, Inc	270,170
3,470	*	Tractor Supply Co	125,127
3,635	*	United Natural Foods, Inc	68,956
2,146	*	United Stationers, Inc	60,259
356		Valhi, Inc	3,339
1,064	*	Volcom, Inc	10,321
3,072		Zep, Inc	31,427
1,463	*	Zhongpin, Inc	12,991
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,270,341

		TOTAL COMMON STOCKS	811,703,530
		(Cost $1,066,398,761)

		TOTAL INVESTMENTS - 99.36%	811,703,530
		(Cost $1,066,398,761)
		OTHER ASSETS AND LIABILITIES, NET - 0.64%	5,205,750
		NET ASSETS - 100.00%	$816,909,280

	*	Non-income producing
	**	Percentage represents less than 0.01%
	b	In bankruptcy
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS
S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.60%

AMUSEMENT AND RECREATION SERVICES - 0.47%
211,270		Walt Disney Co	$3,836,663
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,836,663

APPAREL AND ACCESSORY STORES - 0.36%
10,060		Abercrombie & Fitch Co (Class A)	239,428
54,237		Gap, Inc	704,539
34,935	*	Kohl's Corp	1,478,449
30,870		Limited Brands, Inc	268,569
18,413		Nordstrom, Inc	308,418
		TOTAL APPAREL AND ACCESSORY STORES	2,999,403

APPAREL AND OTHER TEXTILE PRODUCTS - 0.10%
6,910		Polo Ralph Lauren Corp (Class A)	291,948
9,893		VF Corp	564,989
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	856,937

AUTO REPAIR, SERVICES AND PARKING - 0.02%
6,460		Ryder System, Inc	182,883
		TOTAL AUTO REPAIR, SERVICES AND PARKING	182,883

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.17%
12,820	*	Autonation, Inc	177,942
4,488	*	Autozone, Inc	729,838
14,700	*	O'Reilly Automotive, Inc	514,647
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,422,427

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.98%
14,438		Fastenal Co	464,254
192,959		Home Depot, Inc	4,546,114
165,968		Lowe's Cos, Inc	3,028,916
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	8,039,284

BUSINESS SERVICES - 6.96%
60,933	*	Adobe Systems, Inc	1,303,357
11,342	*	Affiliated Computer Services, Inc (Class A)	543,168
19,310	*	Akamai Technologies, Inc	374,614
25,784	*	Autodesk, Inc	433,429
58,029		Automatic Data Processing, Inc	2,040,300
21,214	*	BMC Software, Inc	700,062
45,018		CA, Inc	792,767
20,121	*	Citrix Systems, Inc	455,539
32,720	*	Cognizant Technology Solutions Corp (Class A)	680,249
17,496	*	Computer Sciences Corp	644,553

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
26,698	*	Compuware Corp	$175,940
13,106	*	Convergys Corp	105,896
122,343	*	eBay, Inc	1,536,628
35,869	*	Electronic Arts, Inc	652,457
14,175		Equifax, Inc	346,579
22,700	*	Expedia, Inc	206,116
21,300		Fidelity National Information Services, Inc	387,660
17,795	*	Fiserv, Inc	648,806
27,248	*	Google, Inc (Class A)	9,483,939
20,357		IMS Health, Inc	253,852
53,391	*	Interpublic Group of Cos, Inc	219,971
36,474	*	Intuit, Inc	984,798
20,120	*	Iron Mountain, Inc	446,060
60,513	*	Juniper Networks, Inc	911,326
8,200		Mastercard, Inc (Class A)	1,373,336
17,480	*	McAfee, Inc	585,580
871,490		Microsoft Corp	16,009,270
14,992	*	Monster Worldwide, Inc	122,185
21,619		Moody's Corp	495,507
38,250	*	Novell, Inc	162,945
34,784		Omnicom Group, Inc	813,946
438,102	*	Oracle Corp	7,916,503
17,605		Robert Half International, Inc	313,897
12,290	*	Salesforce.com, Inc	402,252
86,578	*	Sun Microsystems, Inc	633,751
96,225	*	Symantec Corp	1,437,602
21,640		Total System Services, Inc	298,848
22,432	*	VeriSign, Inc	423,292
158,460	*	Yahoo!, Inc	2,029,873
		TOTAL BUSINESS SERVICES	57,346,853

CHEMICALS AND ALLIED PRODUCTS - 14.58%
176,907		Abbott Laboratories	8,438,464
23,823		Air Products & Chemicals, Inc	1,340,044
118,080	*	Amgen, Inc	5,847,322
11,874		Avery Dennison Corp	265,265
48,996		Avon Products, Inc	942,193
33,619	*	Biogen Idec, Inc	1,762,308
226,369		Bristol-Myers Squibb Co	4,962,008
52,161	*	Celgene Corp	2,315,948
8,050	*	Cephalon, Inc	548,205
5,600		CF Industries Holdings, Inc	398,328
16,294		Clorox Co	838,815
57,445		Colgate-Palmolive Co	3,388,106
103,353		Dow Chemical Co	871,266
102,703		Du Pont (E.I.) de Nemours & Co	2,293,358
7,716		Eastman Chemical Co	206,789
19,150		Ecolab, Inc	665,080
114,315		Eli Lilly & Co	3,819,264
13,097		Estee Lauder Cos (Class A)	322,841
33,736	*	Forest Laboratories, Inc	740,843
30,769	*	Genzyme Corp	1,827,371

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
104,574	*	Gilead Sciences, Inc	$4,843,868
17,846	*	Hospira, Inc	550,728
9,413		International Flavors & Fragrances, Inc	286,720
19,680	*	Invitrogen Corp	639,206
316,070		Johnson & Johnson	16,625,281
29,891	*	King Pharmaceuticals, Inc	211,329
240,358		Merck & Co, Inc	6,429,577
62,237		Monsanto Co	5,171,895
35,676	*	Mylan Laboratories, Inc	478,415
14,961	*	Pactiv Corp	218,281
768,155		Pfizer, Inc	10,462,271
19,028		PPG Industries, Inc	702,133
35,131		Praxair, Inc	2,363,965
334,790		Procter & Gamble Co	15,765,260
14,092		Rohm & Haas Co	1,111,013
184,418		Schering-Plough Corp	4,343,044
11,075		Sherwin-Williams Co	575,568
14,820		Sigma-Aldrich Corp	560,048
12,703	*	Watson Pharmaceuticals, Inc	395,190
151,604		Wyeth	6,525,036
		TOTAL CHEMICALS AND ALLIED PRODUCTS	120,052,646

COAL MINING - 0.17%
20,335		Consol Energy, Inc	513,255
10,784		Massey Energy Co	109,134
30,650		Peabody Energy Corp	767,476
		TOTAL COAL MINING	1,389,865

COMMUNICATIONS - 4.83%
44,420	*	American Tower Corp (Class A)	1,351,701
673,021		AT&T, Inc	16,960,130
75,492		CBS Corp (Class B)	289,889
11,191		CenturyTel, Inc	314,691
327,291		Comcast Corp (Class A)	4,464,249
60,480	*	DIRECTV Group, Inc	1,378,339
16,711		Embarq Corp	632,511
36,350		Frontier Communications Corp	260,993
161,687		Qwest Communications International, Inc	552,970
10,055		Scripps Networks Interactive (Class A)	226,338
330,384	*	Sprint Nextel Corp	1,179,471
34,142		Time Warner Cable, Inc	846,714
323,756		Verizon Communications, Inc	9,777,431
68,631	*	Viacom, Inc (Class B)	1,192,807
49,323		Windstream Corp	397,543
		TOTAL COMMUNICATIONS	39,825,777

DEPOSITORY INSTITUTIONS - 5.12%
732,184		Bank of America Corp	4,993,495
129,891		Bank of New York Mellon Corp	3,669,421
62,639		BB&T Corp	1,059,852
617,444		Citigroup, Inc	1,562,133
16,574		Comerica, Inc	303,470

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
84,324		Fifth Third Bancorp	$246,226
23,937		First Horizon National Corp	257,082
58,850		Hudson City Bancorp, Inc	687,957
39,997		Huntington Bancshares, Inc	66,395
429,148		JPMorgan Chase & Co	11,406,753
55,842		Keycorp	439,477
8,606		M&T Bank Corp	389,335
28,286		Marshall & Ilsley Corp	159,250
25,373		Northern Trust Corp	1,517,813
39,620		People's United Financial, Inc	711,971
49,093		PNC Financial Services Group, Inc	1,437,934
76,823		Regions Financial Corp	327,266
48,886		State Street Corp	1,504,711
41,670		SunTrust Banks, Inc	489,206
200,511		US Bancorp	2,929,466
483,846		Wells Fargo & Co	6,889,967
82,973		Western Union Co	1,042,971
12,719		Zions Bancorporation	125,028
		TOTAL DEPOSITORY INSTITUTIONS	42,217,179

EATING AND DRINKING PLACES - 1.08%
15,439		Darden Restaurants, Inc	528,940
127,237		McDonald's Corp	6,943,323
52,274		Yum! Brands, Inc	1,436,490
		TOTAL EATING AND DRINKING PLACES	8,908,753

EDUCATIONAL SERVICES - 0.12%
12,310	*	Apollo Group, Inc (Class A)	964,242
		TOTAL EDUCATIONAL SERVICES	964,242

ELECTRIC, GAS, AND SANITARY SERVICES - 4.53%
74,517	*	AES Corp	432,944
18,546		Allegheny Energy, Inc	429,711
23,818		Ameren Corp	552,339
46,372		American Electric Power Co, Inc	1,171,357
38,928		Centerpoint Energy, Inc	406,019
25,305		CMS Energy Corp	299,611
31,482		Consolidated Edison, Inc	1,247,002
22,350		Constellation Energy Group, Inc	461,751
66,118		Dominion Resources, Inc	2,048,997
18,311		DTE Energy Co	507,215
143,650		Duke Energy Corp	2,057,068
52,358	*	Dynegy, Inc (Class A)	73,825
36,476		Edison International	1,050,874
77,500		El Paso Corp	484,375
21,419		Entergy Corp	1,458,420
75,415		Exelon Corp	3,423,086
34,722		FirstEnergy Corp	1,340,269
46,724		FPL Group, Inc	2,370,309
8,546		Integrys Energy Group, Inc	222,538
5,590		Nicor, Inc	185,756
31,293		NiSource, Inc	306,671

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
19,600		Northeast Utilities	$423,164
24,540		Pepco Holdings, Inc	306,259
41,416		PG&E Corp	1,582,920
11,372		Pinnacle West Capital Corp	302,040
42,309		PPL Corp	1,214,691
32,081		Progress Energy, Inc	1,163,257
58,216		Public Service Enterprise Group, Inc	1,715,626
19,440		Questar Corp	572,119
35,985		Republic Services, Inc	617,143
13,760		SCANA Corp	425,046
27,670		Sempra Energy	1,279,461
88,981		Southern Co	2,724,597
9,930	*	Stericycle, Inc	473,959
23,289		TECO Energy, Inc	259,672
56,591		Waste Management, Inc	1,448,730
65,783		Williams Cos, Inc	748,611
13,400		Wisconsin Energy Corp	551,678
52,115		Xcel Energy, Inc	970,902
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	37,310,012

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.00%
73,949	*	Advanced Micro Devices, Inc	225,544
34,847		Altera Corp	611,565
20,000		Amphenol Corp (Class A)	569,800
32,719		Analog Devices, Inc	630,495
101,326	*	Apple Computer, Inc	10,651,388
48,610	*	Broadcom Corp (Class A)	971,228
11,658	*	Ciena Corp	90,699
667,228	*	Cisco Systems, Inc	11,189,413
19,860		Cooper Industries Ltd (Class A)	513,580
18,738		Eaton Corp	690,683
1,210,427		General Electric Co	12,237,416
6,324		Harman International Industries, Inc	85,564
15,490		Harris Corp	448,281
635,143		Intel Corp	9,558,902
29,044	*	JDS Uniphase Corp	94,393
13,477		L-3 Communications Holdings, Inc	913,741
25,495		Linear Technology Corp	585,875
72,014	*	LSI Logic Corp	218,923
25,400	*	MEMC Electronic Materials, Inc	418,846
20,300		Microchip Technology, Inc	430,157
88,364	*	Micron Technology, Inc	358,758
15,971		Molex, Inc	219,442
260,590		Motorola, Inc	1,102,296
21,800		National Semiconductor Corp	223,886
36,952	*	NetApp, Inc	548,368
10,132	*	Novellus Systems, Inc	168,495
62,663	*	Nvidia Corp	617,857
15,180	*	QLogic Corp	168,802
188,337		Qualcomm, Inc	7,328,193
44,922	*	Tellabs, Inc	205,743
147,339		Texas Instruments, Inc	2,432,567

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
50,816		Tyco Electronics Ltd	$561,009
8,297		Whirlpool Corp	245,508
31,353		Xilinx, Inc	600,723
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	65,918,140

ENGINEERING AND MANAGEMENT SERVICES - 0.27%
20,562		Fluor Corp	710,417
13,670	*	Jacobs Engineering Group, Inc	528,482
36,957		Paychex, Inc	948,686
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,187,585

FABRICATED METAL PRODUCTS - 0.35%
11,149		Ball Corp	483,867
45,020		Illinois Tool Works, Inc	1,388,867
18,784		Parker Hannifin Corp	638,280
6,226		Snap-On, Inc	156,273
8,434		Stanley Works	245,598
		TOTAL FABRICATED METAL PRODUCTS	2,912,885

FOOD AND KINDRED PRODUCTS - 4.39%
73,330		Archer Daniels Midland Co	2,037,107
23,813		Campbell Soup Co	651,524
226,775		Coca-Cola Co	9,966,762
35,601		Coca-Cola Enterprises, Inc	469,577
50,411		ConAgra Foods, Inc	850,434
21,400	*	Constellation Brands, Inc (Class A)	254,660
28,390	*	Dr Pepper Snapple Group, Inc	480,075
38,080		General Mills, Inc	1,899,430
35,637		H.J. Heinz Co	1,178,159
18,945		Hershey Co	658,339
7,300		Hormel Foods Corp	231,483
13,705		J.M. Smucker Co	510,785
29,057		Kellogg Co	1,064,358
167,090		Kraft Foods, Inc (Class A)	3,724,436
15,257		McCormick & Co, Inc	451,149
16,654		Molson Coors Brewing Co (Class B)	570,899
15,058		Pepsi Bottling Group, Inc	333,384
177,078		PepsiCo, Inc	9,115,976
19,671		Reynolds American, Inc	705,009
81,242		Sara Lee Corp	656,435
35,441		Tyson Foods, Inc (Class A)	332,791
		TOTAL FOOD AND KINDRED PRODUCTS	36,142,772

FOOD STORES - 0.50%
73,450		Kroger Co	1,558,609
49,247		Safeway, Inc	994,297
84,475	*	Starbucks Corp	938,517
24,020		Supervalu, Inc	343,006
17,153		Whole Foods Market, Inc	288,170
		TOTAL FOOD STORES	4,122,599

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
FORESTRY - 0.08%
23,437		Weyerhaeuser Co	$646,158
		TOTAL FORESTRY	646,158

FURNITURE AND FIXTURES - 0.16%
68,486		Johnson Controls, Inc	821,832
17,803		Leggett & Platt, Inc	231,261
39,111		Masco Corp	272,995
		TOTAL FURNITURE AND FIXTURES	1,326,088

FURNITURE AND HOME FURNISHINGS STORES - 0.35%
29,225	*	Bed Bath & Beyond, Inc	723,319
38,716		Best Buy Co, Inc	1,469,659
19,150	*	GameStop Corp (Class A)	536,583
15,566		RadioShack Corp	133,401
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	2,862,962

GENERAL BUILDING CONTRACTORS - 0.11%
13,066		Centex Corp	97,995
31,786		DR Horton, Inc	308,324
9,500		KB Home	125,210
17,331		Lennar Corp (Class A)	130,156
22,648		Pulte Homes, Inc	247,543
		TOTAL GENERAL BUILDING CONTRACTORS	909,228

GENERAL MERCHANDISE STORES - 2.62%
9,215	*	Big Lots, Inc	191,488
49,398		Costco Wholesale Corp	2,288,115
15,983		Family Dollar Stores, Inc	533,353
25,029		JC Penney Co, Inc	502,332
46,457		Macy's, Inc	413,467
6,081	*	Sears Holdings Corp	277,963
85,493		Target Corp	2,940,104
47,048		TJX Cos, Inc	1,206,311
254,704		Wal-Mart Stores, Inc	13,270,078
		TOTAL GENERAL MERCHANDISE STORES	21,623,211

HEALTH SERVICES - 0.94%
17,953		AmerisourceBergen Corp	586,345
18,109	*	Coventry Health Care, Inc	234,330
11,720	*	DaVita, Inc	515,094
28,524	*	Express Scripts, Inc	1,316,953
12,215	*	Laboratory Corp of America Holdings	714,455
31,678		McKesson Corp	1,109,997
56,822	*	Medco Health Solutions, Inc	2,349,022
17,827		Quest Diagnostics, Inc	846,426
52,498	*	Tenet Healthcare Corp	60,898
		TOTAL HEALTH SERVICES	7,733,520

HOLDING AND OTHER INVESTMENT OFFICES - 3.43%
15,921		Apartment Investment & Management Co (Class A)	87,247

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
9,028		AvalonBay Communities, Inc	$424,858
13,810		Boston Properties, Inc	483,764
29,832		Equity Residential	547,417
27,890		HCP, Inc	497,837
12,580		Health Care REIT, Inc	384,822
59,200		Host Marriott Corp	232,064
25,360		Kimco Realty Corp	193,243
18,605		Plum Creek Timber Co, Inc	540,847
32,545		Prologis	211,543
14,376		Public Storage, Inc	794,274
28,715		Simon Property Group, Inc	994,688
277,035		SPDR Trust Series 1	22,007,660
16,400		Ventas, Inc	370,804
15,319		Vornado Realty Trust	509,204
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	28,280,272

HOTELS AND OTHER LODGING PLACES - 0.13%
32,792		Marriott International, Inc (Class A)	536,476
21,904		Starwood Hotels & Resorts Worldwide, Inc	278,181
21,239		Wyndham Worldwide Corp	89,204
6,710		Wynn Resorts Ltd	133,999
		TOTAL HOTELS AND OTHER LODGING PLACES	1,037,860

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.73%
153,066		Applied Materials, Inc	1,645,460
6,431		Black & Decker Corp	202,962
68,760		Caterpillar, Inc	1,922,530
22,352		Cummins, Inc	568,858
48,820		Deere & Co	1,604,713
196,166	*	Dell, Inc	1,859,654
20,969		Dover Corp	553,162
232,195	*	EMC Corp	2,647,023
6,300		Flowserve Corp	353,556
273,785		Hewlett-Packard Co	8,777,548
35,217		Ingersoll-Rand Co Ltd (Class A)	485,995
153,045		International Business Machines Corp	14,828,531
33,887		International Game Technology	312,438
20,632		ITT Industries, Inc	793,713
21,879		Jabil Circuit, Inc	121,647
8,335	*	Lexmark International, Inc (Class A)	140,611
15,300		Manitowoc Co, Inc	50,031
13,740		Pall Corp	280,708
23,126		Pitney Bowes, Inc	539,992
24,960	*	SanDisk Corp	315,744
21,284	*	Teradata Corp	345,226
30,310		Textron, Inc	173,979
14,040	*	Varian Medical Systems, Inc	427,378
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	38,951,459

INSTRUMENTS AND RELATED PRODUCTS - 3.72%
38,995	*	Agilent Technologies, Inc	599,353
35,276		Allergan, Inc	1,684,782

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
11,359		Bard (C.R.), Inc	$905,539
70,572		Baxter International, Inc	3,614,698
27,928		Becton Dickinson & Co	1,877,879
171,352	*	Boston Scientific Corp	1,362,248
57,686		Covidien Ltd	1,917,483
29,192		Danaher Corp	1,582,790
16,700		Dentsply International, Inc	448,395
28,885		Eastman Kodak Co	109,763
87,120		Emerson Electric Co	2,489,890
15,540	*	Flir Systems, Inc	318,259
4,500	*	Intuitive Surgical, Inc	429,120
18,820		Kla-Tencor Corp	376,400
127,762		Medtronic, Inc	3,765,146
6,177	*	Millipore Corp	354,622
12,503		PerkinElmer, Inc	159,663
45,792		Raytheon Co	1,783,140
16,526		Rockwell Automation, Inc	360,928
17,942		Rockwell Collins, Inc	585,627
39,354	*	St. Jude Medical, Inc	1,429,731
27,323		Stryker Corp	930,075
19,541	*	Teradyne, Inc	85,590
47,642	*	Thermo Electron Corp	1,699,390
11,178	*	Waters Corp	413,027
96,437		Xerox Corp	438,788
25,777	*	Zimmer Holdings, Inc	940,861
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	30,663,187

INSURANCE AGENTS, BROKERS AND SERVICE - 0.33%
30,665		AON Corp	1,251,745
39,675		Hartford Financial Services Group, Inc	311,449
58,025		Marsh & McLennan Cos, Inc	1,175,006
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	2,738,200

INSURANCE CARRIERS - 2.66%
52,248		Aetna, Inc	1,271,194
53,244		Aflac, Inc	1,030,804
61,154		Allstate Corp	1,171,099
298,928		American International Group, Inc	298,928
13,620		Assurant, Inc	296,644
40,236		Chubb Corp	1,702,788
32,620		Cigna Corp	573,786
17,549		Cincinnati Financial Corp	401,346
56,593		Genworth Financial, Inc (Class A)	107,527
19,048	*	Humana, Inc	496,772
21,080		Leucadia National Corp	313,881
28,757		Lincoln National Corp	192,384
41,126		Loews Corp	908,885
26,685	*	MBIA, Inc	122,217
93,336		Metlife, Inc	2,125,261
30,367		Principal Financial Group	248,402
75,793		Progressive Corp	1,018,658
48,508		Prudential Financial, Inc	922,622

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
9,308		Torchmark Corp	$244,149
66,279		Travelers Cos, Inc	2,693,578
137,153		UnitedHealth Group, Inc	2,870,611
37,114		UnumProvident Corp	463,925
57,559	*	WellPoint, Inc	2,185,515
41,700		XL Capital Ltd (Class A)	227,682
		TOTAL INSURANCE CARRIERS	21,888,658

LEATHER AND LEATHER PRODUCTS - 0.07%
36,946	*	Coach, Inc	616,998
		TOTAL LEATHER AND LEATHER PRODUCTS	616,998

METAL MINING - 0.52%
46,746		Freeport-McMoRan Copper & Gold, Inc (Class B)	1,781,490
55,447		Newmont Mining Corp	2,481,808
		TOTAL METAL MINING	4,263,298

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.10%
14,186		Hasbro, Inc	355,643
42,210		Mattel, Inc	486,681
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	842,324

MISCELLANEOUS RETAIL - 1.46%
36,854	*	Amazon.com, Inc	2,706,558
166,230		CVS Corp	4,569,662
41,142	*	Office Depot, Inc	53,896
80,834		Staples, Inc	1,463,904
13,787		Tiffany & Co	297,248
113,511		Walgreen Co	2,946,746
		TOTAL MISCELLANEOUS RETAIL	12,038,014

MOTION PICTURES - 0.53%
264,624		News Corp (Class A)	1,751,811
136,017		Time Warner, Inc	2,625,134
		TOTAL MOTION PICTURES	4,376,945

NONDEPOSITORY INSTITUTIONS - 0.37%
131,189		American Express Co	1,788,106
43,619		Capital One Financial Corp	533,897
49,570		CIT Group, Inc	141,275
56,466		Discover Financial Services	356,300
53,014	*	SLM Corp	262,419
		TOTAL NONDEPOSITORY INSTITUTIONS	3,081,997

NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
12,705		Vulcan Materials Co	562,704
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	562,704

OIL AND GAS EXTRACTION - 3.98%
52,254		Anadarko Petroleum Corp	2,032,158
38,286		Apache Corp	2,453,750

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
34,677		Baker Hughes, Inc	$990,028
33,047		BJ Services Co	328,818
11,912		Cabot Oil & Gas Corp	280,766
24,530	*	Cameron International Corp	537,943
64,165		Chesapeake Energy Corp	1,094,655
50,261		Devon Energy Corp	2,246,164
7,920		Diamond Offshore Drilling, Inc	497,851
15,820		ENSCO International, Inc	417,648
28,521		EOG Resources, Inc	1,561,810
14,306		Equitable Resources, Inc	448,207
102,696		Halliburton Co	1,588,707
32,521	*	Nabors Industries Ltd	324,885
48,172	*	National Oilwell Varco, Inc	1,383,018
19,900		Noble Energy, Inc	1,072,212
92,603		Occidental Petroleum Corp	5,153,357
13,790		Pioneer Natural Resources Co	227,121
17,530		Range Resources Corp	721,535
12,901		Rowan Cos, Inc	154,425
136,542		Schlumberger Ltd	5,546,335
25,517		Smith International, Inc	548,105
39,820	*	Southwestern Energy Co	1,182,256
65,422		XTO Energy, Inc	2,003,222
		TOTAL OIL AND GAS EXTRACTION	32,794,976

PAPER AND ALLIED PRODUCTS - 0.36%
11,741		Bemis Co	246,209
47,566		International Paper Co	334,865
47,061		Kimberly-Clark Corp	2,169,982
19,091		MeadWestvaco Corp	228,901
		TOTAL PAPER AND ALLIED PRODUCTS	2,979,957

PERSONAL SERVICES - 0.13%
14,681		Cintas Corp	362,914
39,137		H&R Block, Inc	711,902
		TOTAL PERSONAL SERVICES	1,074,816

PETROLEUM AND COAL PRODUCTS - 8.13%
229,000		Chevron Corp	15,397,960
169,337		ConocoPhillips	6,631,237
564,449		Exxon Mobil Corp	38,438,977
32,277		Hess Corp	1,749,413
80,434		Marathon Oil Corp	2,114,610
21,341		Murphy Oil Corp	955,437
13,065		Sunoco, Inc	345,961
16,770		Tesoro Corp	225,892
58,542		Valero Energy Corp	1,047,902
		TOTAL PETROLEUM AND COAL PRODUCTS	66,907,389

PIPELINES, EXCEPT NATURAL GAS - 0.13%
73,505		Spectra Energy Corp	1,039,361
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,039,361

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
PRIMARY METAL INDUSTRIES - 0.74%
14,629		AK Steel Holding Corp	$104,158
108,346		Alcoa, Inc	795,260
10,885		Allegheny Technologies, Inc	238,708
175,945		Corning, Inc	2,334,790
35,651		Nucor Corp	1,360,799
16,020		Precision Castparts Corp	959,598
10,500		Titanium Metals Corp	57,435
13,402		United States Steel Corp	283,184
		TOTAL PRIMARY METAL INDUSTRIES	6,133,932

PRINTING AND PUBLISHING - 0.23%
6,190		Dun & Bradstreet Corp	476,630
25,880		Gannett Co, Inc	56,936
35,432		McGraw-Hill Cos, Inc	810,330
3,486		Meredith Corp	58,007
14,063		New York Times Co (Class A)	63,565
22,195		R.R. Donnelley & Sons Co	162,689
650		Washington Post Co (Class B)	232,115
		TOTAL PRINTING AND PUBLISHING	1,860,272

RAILROAD TRANSPORTATION - 0.84%
32,079		Burlington Northern Santa Fe Corp	1,929,552
44,388		CSX Corp	1,147,430
42,720		Norfolk Southern Corp	1,441,800
57,594		Union Pacific Corp	2,367,689
		TOTAL RAILROAD TRANSPORTATION	6,886,471

REAL ESTATE - 0.02%
31,400	*	CB Richard Ellis Group, Inc (Class A)	126,542
		TOTAL REAL ESTATE	126,542

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.33%
32,104	*	Goodyear Tire & Rubber Co	200,971
29,947		Newell Rubbermaid, Inc	191,062
44,772		Nike, Inc (Class B)	2,099,359
16,796		Sealed Air Corp	231,785
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	2,723,177

SECURITY AND COMMODITY BROKERS - 2.05%
23,806		Ameriprise Financial, Inc	487,785
107,529		Charles Schwab Corp	1,666,700
7,654		CME Group, Inc	1,885,869
77,081	*	E*Trade Financial Corp	98,664
10,166		Federated Investors, Inc (Class B)	226,295
17,324		Franklin Resources, Inc	933,244
52,714		Goldman Sachs Group, Inc	5,588,738
8,466	*	IntercontinentalExchange, Inc	630,463
42,230		Invesco Ltd	585,308
19,206		Janus Capital Group, Inc	127,720

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE
15,659		Legg Mason, Inc	$248,978
120,796		Morgan Stanley	2,750,525
15,880	*	Nasdaq Stock Market, Inc	310,930
29,950		NYSE Euronext	536,105
28,571		T Rowe Price Group, Inc	824,559
		TOTAL SECURITY AND COMMODITY BROKERS	16,901,883

STONE, CLAY, AND GLASS PRODUCTS - 0.51%
79,016		3M Co	3,928,675
18,520	*	Owens-Illinois, Inc	267,429
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,196,104

TOBACCO PRODUCTS - 1.64%
235,867		Altria Group, Inc	3,778,589
16,669		Fortune Brands, Inc	409,224
19,421		Lorillard, Inc	1,199,053
228,859		Philip Morris International, Inc	8,142,803
		TOTAL TOBACCO PRODUCTS	13,529,669

TRANSPORTATION BY AIR - 0.26%
35,289		FedEx Corp	1,570,007
87,251		Southwest Airlines Co	552,299
		TOTAL TRANSPORTATION BY AIR	2,122,306

TRANSPORTATION EQUIPMENT - 2.35%
82,945		Boeing Co	2,951,182
266,547	*	Ford Motor Co	701,019
44,469		General Dynamics Corp	1,849,466
74,271		General Motors Corp	144,086
17,854		Genuine Parts Co	533,120
13,693		Goodrich Corp	518,828
25,793		Harley-Davidson, Inc	345,368
83,930		Honeywell International, Inc	2,338,290
38,227		Lockheed Martin Corp	2,638,810
37,323		Northrop Grumman Corp	1,628,776
41,356		Paccar, Inc	1,065,331
107,971		United Technologies Corp	4,640,593
		TOTAL TRANSPORTATION EQUIPMENT	19,354,869

TRANSPORTATION SERVICES - 0.19%
19,620		CH Robinson Worldwide, Inc	894,868
23,830		Expeditors International Washington, Inc	674,151
		TOTAL TRANSPORTATION SERVICES	1,569,019

TRUCKING AND WAREHOUSING - 0.68%
113,037		United Parcel Service, Inc (Class B)	5,563,681
		TOTAL TRUCKING AND WAREHOUSING	5,563,681

WATER TRANSPORTATION - 0.13%
50,225		Carnival Corp	1,084,860
		TOTAL WATER TRANSPORTATION	1,084,860

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	MATURITY DATE	VALUE
WHOLESALE TRADE-DURABLE GOODS - 0.08%
9,657	*	Patterson Cos, Inc		$182,131
7,348		W.W. Grainger, Inc		515,683
		TOTAL WHOLESALE TRADE-DURABLE GOODS		697,814

WHOLESALE TRADE-NONDURABLE GOODS - 0.44%
11,673		Brown-Forman Corp (Class B)		453,263
40,563		Cardinal Health, Inc		1,276,923
17,504	*	Dean Foods Co		316,472
69,115		Sysco Corp		1,575,822
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS		3,622,480

		TOTAL COMMON STOCKS		812,249,566
		(Cost $1,223,780,105)

SHORT-TERM INVESTMENTS - 0.23%

PRINCIPAL		ISSUER

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.23%
$ 250,000		Federal Home Loan Mortgage Corp (FHLMC)	04/14/09	249,976
160,000		FHLMC	04/17/09	159,980
325,000		FHLMC	05/20/09	324,841
1,080,000		Federal National Mortgage Association (FNMA)	04/20/09	1,079,826
80,000		FNMA	04/22/09	79,985
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		1,894,608

		TOTAL SHORT-TERM INVESTMENTS		1,894,608
		(Cost $1,894,608)

		TOTAL INVESTMENTS - 98.83%		814,144,174
		(Cost $1,225,674,713)
		OTHER ASSETS AND LIABILITIES, NET - 1.17%		9,656,220
		NET ASSETS - 100.00%		$823,800,394

		The following abbreviations are used in portfolio descriptions:
		SPDR - Standard & Poor's Depository Receipts

	*	Non-income producing

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

TIAA-CREF FUNDS
MID-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.64%

AMUSEMENT AND RECREATION SERVICES - 0.14%
3,317	*	Penn National Gaming, Inc	$80,105
182	*	Ticketmaster	672
513		Warner Music Group Corp	1,206
		TOTAL AMUSEMENT AND RECREATION SERVICES	81,983

APPAREL AND ACCESSORY STORES - 2.50%
4,335		Abercrombie & Fitch Co (Class A)	103,173
6,029		American Eagle Outfitters, Inc	73,795
1,399	*	AnnTaylor Stores Corp	7,275
11,944		Gap, Inc	155,153
4,605	*	Hanesbrands, Inc	44,070
11,669	*	Kohl's Corp	493,831
8,505		Limited Brands, Inc	73,994
8,985		Nordstrom, Inc	150,499
6,565		Ross Stores, Inc	235,552
5,700	*	Urban Outfitters, Inc	93,309
		TOTAL APPAREL AND ACCESSORY STORES	1,430,651

APPAREL AND OTHER TEXTILE PRODUCTS - 0.41%
3,056		Guess ?, Inc	64,420
2,283		Phillips-Van Heusen Corp	51,778
2,790		Polo Ralph Lauren Corp (Class A)	117,878
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	234,076

AUTO REPAIR, SERVICES AND PARKING - 0.05%
800	*	Hertz Global Holdings, Inc	3,144
873		Ryder System, Inc	24,715
		TOTAL AUTO REPAIR, SERVICES AND PARKING	27,859

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.39%
4,700		Advance Auto Parts	193,076
1,764	*	Autozone, Inc	286,862
10,839	*	Carmax, Inc	134,837
3,170	*	Copart, Inc	94,022
2,473	*	O'Reilly Automotive, Inc	86,580
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	795,377

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.36%
6,361		Fastenal Co	204,538
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	204,538

BUSINESS SERVICES - 10.17%
29,482	*	Activision Blizzard, Inc	308,381

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,222	*	Affiliated Computer Services, Inc (Class A)	$58,522
8,332	*	Akamai Technologies, Inc	161,641
2,967	*	Alliance Data Systems Corp	109,631
4,229	*	Amdocs Ltd	78,321
4,228	*	Ansys, Inc	106,123
11,074	*	Autodesk, Inc	186,154
9,489	*	BMC Software, Inc	313,136
2,040		Brink's Co	53,978
1,996	*	Brink's Home Security Holdings, Inc	45,110
8,959		CA, Inc	157,768
3,345	*	Cerner Corp	147,080
9,033	*	Citrix Systems, Inc	204,507
1,420	*	Clear Channel Outdoor Holdings, Inc (Class A)	5,211
14,320	*	Cognizant Technology Solutions Corp (Class A)	297,712
7,112	*	Compuware Corp	46,868
1,614	*	DST Systems, Inc	55,877
15,789	*	Electronic Arts, Inc	287,202
3,482		Equifax, Inc	85,135
4,116	*	F5 Networks, Inc	86,230
2,140		Factset Research Systems, Inc	106,979
2,209		Fidelity National Information Services, Inc	40,204
8,113	*	Fiserv, Inc	295,800
1,656	*	HLTH Corp	17,140
2,185	*	IHS, Inc (Class A)	89,978
1,932		IMS Health, Inc	24,092
19,516	*	Interpublic Group of Cos, Inc	80,406
15,945	*	Intuit, Inc	430,514
8,842	*	Iron Mountain, Inc	196,027
26,010	*	Juniper Networks, Inc	391,710
3,740	*	Lamar Advertising Co (Class A)	36,465
259		Manpower, Inc	8,166
6,686	*	McAfee, Inc	223,981
5,790	*	Monster Worldwide, Inc	47,189
6,871	*	NCR Corp	54,624
7,737	*	Novell, Inc	32,960
9,775	*	Nuance Communications, Inc	106,157
9,458	*	Red Hat, Inc	168,731
7,094		Robert Half International, Inc	126,486
5,187	*	Salesforce.com, Inc	169,771
1,403	*	Sohu.com, Inc	57,958
8,152		Total System Services, Inc	112,579
8,543	*	Unisys Corp	4,528
9,581	*	VeriSign, Inc	180,793
400	*	WebMD Health Corp (Class A)	8,920
		TOTAL BUSINESS SERVICES	5,806,745

CHEMICALS AND ALLIED PRODUCTS - 6.99%
377	*	Abraxis Bioscience, Inc	17,975
4,584		Albemarle Corp	99,794
643		Alberto-Culver Co	14,538
21,144		Avon Products, Inc	406,599
4,761	*	BioMarin Pharmaceuticals, Inc	58,798

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,023		Celanese Corp (Series A)	$80,528
3,326	*	Cephalon, Inc	226,501
2,391		CF Industries Holdings, Inc	170,072
1,503	*	Charles River Laboratories International, Inc	40,897
3,452		Church & Dwight Co, Inc	180,298
2,131		Clorox Co	109,704
8,649		Ecolab, Inc	300,380
4,870		Estee Lauder Cos (Class A)	120,046
1,490		FMC Corp	64,279
1,423	*	Forest Laboratories, Inc	31,249
1,118	*	Hospira, Inc	34,501
1,710		Huntsman Corp	5,352
3,018	*	Idexx Laboratories, Inc	104,362
4,004		International Flavors & Fragrances, Inc	121,962
1,917	*	Inverness Medical Innovations, Inc	51,050
5,180	*	Invitrogen Corp	168,246
2,737	*	Mylan Laboratories, Inc	36,703
6,390		Nalco Holding Co	83,517
1,398	*	NBTY, Inc	19,684
3,909		Perrigo Co	97,060
870		PPG Industries, Inc	32,103
5,551		Rohm & Haas Co	437,641
1,742		Scotts Miracle-Gro Co (Class A)	60,447
5,422	*	Sepracor, Inc	79,487
5,003		Sherwin-Williams Co	260,006
3,207		Sigma-Aldrich Corp	121,193
8,014	*	Vertex Pharmaceuticals, Inc	230,242
4,437	*	Warner Chilcott Ltd (Class A)	46,677
2,593	*	Watson Pharmaceuticals, Inc	80,668
		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,992,559

COAL MINING - 0.75%
3,558	*	Alpha Natural Resources, Inc	63,155
7,211		Arch Coal, Inc	96,411
8,978		Consol Energy, Inc	226,604
4,271		Massey Energy Co	43,223
		TOTAL COAL MINING	429,393

COMMUNICATIONS - 4.76%
19,642	*	American Tower Corp (Class A)	597,707
1,977	*	Central European Media Enterprises Ltd (Class A)	22,656
3,603	*	Clearwire Corp (Class A)	18,555
2,935	*	Crown Castle International Corp	59,903
2,794	*	CTC Media, Inc	12,741
10,158	*	DISH Network Corp (Class A)	112,855
3,689		Embarq Corp	139,629
1,651	*	Equinix, Inc	92,704
3,824		Frontier Communications Corp	27,456
3,952		Global Payments, Inc	132,036
685	*	IAC/InterActiveCorp	10,433
202	*	Leap Wireless International, Inc	7,044
79,275	*	Level 3 Communications, Inc	72,933

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,337	*	Liberty Global, Inc (Class A)	$92,267
25,626	*	Liberty Media Corp - Entertainment (Series A)	511,239
12,004	*	MetroPCS Communications, Inc	205,028
3,844	*	NeuStar, Inc (Class A)	64,387
8,311	*	NII Holdings, Inc (Class B)	124,665
36,953		Qwest Communications International, Inc	126,379
5,771	*	SBA Communications Corp (Class A)	134,464
2,193		Telephone & Data Systems, Inc	58,136
367	*	US Cellular Corp	12,236
10,745		Windstream Corp	86,605
		TOTAL COMMUNICATIONS	2,722,058

DEPOSITORY INSTITUTIONS - 1.40%
395		Capitol Federal Financial	14,935
8,991		Hudson City Bancorp, Inc	105,105
4,516	*	Metavante Technologies, Inc	90,139
9,860		Northern Trust Corp	589,825
		TOTAL DEPOSITORY INSTITUTIONS	800,004

EATING AND DRINKING PLACES - 2.43%
5,030		Brinker International, Inc	75,953
4,030		Burger King Holdings, Inc	92,489
1,661	*	Chipotle Mexican Grill, Inc (Class A)	110,257
6,892		Darden Restaurants, Inc	236,120
9,070		Tim Hortons, Inc	230,106
23,488		Yum! Brands, Inc	645,450
		TOTAL EATING AND DRINKING PLACES	1,390,375

EDUCATIONAL SERVICES - 1.75%
6,321	*	Apollo Group, Inc (Class A)	495,124
3,028		DeVry, Inc	145,889
1,912	*	ITT Educational Services, Inc	232,155
713		Strayer Education, Inc	128,247
		TOTAL EDUCATIONAL SERVICES	1,001,415

ELECTRIC, GAS, AND SANITARY SERVICES - 3.64%
33,033	*	AES Corp	191,922
8,264		Allegheny Energy, Inc	191,477
17,766	*	Calpine Corp	120,986
10,925		Centerpoint Energy, Inc	113,948
8,981		Constellation Energy Group, Inc	185,547
6,085	*	Covanta Holding Corp	79,653
475		DPL, Inc	10,707
7,327		El Paso Corp	45,794
698		Energen Corp	20,333
4,837	*	Mirant Corp	55,142
4,490	*	NRG Energy, Inc	79,024
18,552		PPL Corp	532,627
3,291		Questar Corp	96,854
7,108		Republic Services, Inc	121,902
3,095		Sierra Pacific Resources	29,062

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
4,240	*	Stericycle, Inc	$202,375
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,077,353

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 9.16%
3,197	*	Advanced Micro Devices, Inc	9,751
14,907		Altera Corp	261,618
5,255		Ametek, Inc	164,324
8,607		Amphenol Corp (Class A)	245,213
14,377		Analog Devices, Inc	277,045
14,385	*	Atmel Corp	52,218
3,183	*	Avnet, Inc	55,734
140		AVX Corp	1,271
25,486	*	Broadcom Corp (Class A)	509,209
4,257	*	Ciena Corp	33,119
6,523		Cooper Industries Ltd (Class A)	168,685
1,836	*	Cree, Inc	43,201
7,307	*	Cypress Semiconductor Corp	49,468
2,544	*	Dolby Laboratories, Inc (Class A)	86,776
3,684		Eaton Corp	135,792
54	*	EchoStar Corp (Class A)	801
2,848	*	Energizer Holdings, Inc	141,517
2,303		Harman International Industries, Inc	31,160
6,722		Harris Corp	194,535
3,588	*	Integrated Device Technology, Inc	16,325
705	*	International Rectifier Corp	9,525
2,193		Intersil Corp (Class A)	25,220
5,697	*	JDS Uniphase Corp	18,515
4,705		L-3 Communications Holdings, Inc	318,998
1,404		Lincoln Electric Holdings, Inc	44,493
11,017		Linear Technology Corp	253,171
24,439	*	LSI Logic Corp	74,295
24,011	*	Marvell Technology Group Ltd	219,941
11,260	*	MEMC Electronic Materials, Inc	185,677
9,171		Microchip Technology, Inc	194,333
4,862	*	Micron Technology, Inc	19,740
1,876		Molex, Inc	25,776
11,399		National Semiconductor Corp	117,068
17,095	*	NetApp, Inc	253,690
1,558	*	Novellus Systems, Inc	25,910
27,229	*	Nvidia Corp	268,478
20,518	*	ON Semiconductor Corp	80,020
5,202	*	Rambus, Inc	49,211
2,351	*	Silicon Laboratories, Inc	62,066
186,307	*	Sirius XM Radio, Inc	65,207
2,464	*	Sunpower Corp (Class A)	58,594
1,817	*	Sunpower Corp (Class B)	35,977
3,745	*	Varian Semiconductor Equipment Associates, Inc	81,117
13,858		Xilinx, Inc	265,519
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,230,303

ENGINEERING AND MANAGEMENT SERVICES - 3.48%
4,831	*	Aecom Technology Corp	125,992
6,920	*	Amylin Pharmaceuticals, Inc	81,310

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,741		Corporate Executive Board Co	$25,245
8,777		Fluor Corp	303,245
2,805	*	Genpact Ltd	24,852
2,684	*	Gen-Probe, Inc	122,337
4,824	*	Hewitt Associates, Inc (Class A)	143,562
5,996	*	Jacobs Engineering Group, Inc	231,805
6,894		KBR, Inc	95,206
11,179	*	McDermott International, Inc	149,687
16,060		Paychex, Inc	412,261
1,793	*	SAIC, Inc	33,475
4,129	*	Shaw Group, Inc	113,176
749	*	URS Corp	30,267
4,231	*	VCA Antech, Inc	95,409
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,987,829

FABRICATED METAL PRODUCTS - 1.07%
720	*	Alliant Techsystems, Inc	48,226
615		Aptargroup, Inc	19,151
731		Ball Corp	31,725
7,920	*	Crown Holdings, Inc	180,022
8,313		Parker Hannifin Corp	282,476
954		Valmont Industries, Inc	47,900
		TOTAL FABRICATED METAL PRODUCTS	609,500

FOOD AND KINDRED PRODUCTS - 1.47%
5,113		Campbell Soup Co	139,892
8,658		H.J. Heinz Co	286,233
3,597	*	Hansen Natural Corp	129,492
3,849		Hershey Co	133,753
1,177		J.M. Smucker Co	43,867
2,153		McCormick & Co, Inc	63,664
1,000	*	Mead Johnson Nutrition Co	28,870
1,575		Tyson Foods, Inc (Class A)	14,789
		TOTAL FOOD AND KINDRED PRODUCTS	840,560

FOOD STORES - 1.03%
1,303	*	Panera Bread Co (Class A)	72,838
36,083	*	Starbucks Corp	400,882
6,991		Whole Foods Market, Inc	117,449
		TOTAL FOOD STORES	591,169

FORESTRY - 0.02%
438		Rayonier, Inc	13,236
		TOTAL FORESTRY	13,236

FURNITURE AND FIXTURES - 0.11%
333		Hill-Rom Holdings, Inc	3,293
2,845	*	Kinetic Concepts, Inc	60,087
		TOTAL FURNITURE AND FIXTURES	63,380

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FURNITURE AND HOME FURNISHINGS STORES - 0.86%
10,466	*	Bed Bath & Beyond, Inc	$259,034
8,014	*	GameStop Corp (Class A)	224,552
599		Williams-Sonoma, Inc	6,038
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	489,624

GENERAL BUILDING CONTRACTORS - 0.18%
22	*	NVR, Inc	9,411
2,487		Pulte Homes, Inc	27,183
2,869		Walter Industries, Inc	65,613
		TOTAL GENERAL BUILDING CONTRACTORS	102,207

GENERAL MERCHANDISE STORES - 1.13%
4,055	*	Big Lots, Inc	84,263
625		Family Dollar Stores, Inc	20,856
21,057		TJX Cos, Inc	539,902
		TOTAL GENERAL MERCHANDISE STORES	645,021

HEALTH SERVICES - 3.41%
931		AmerisourceBergen Corp	30,406
1,109	*	Community Health Systems, Inc	17,012
3,134	*	Covance, Inc	111,664
1,554	*	Coventry Health Care, Inc	20,109
4,283	*	DaVita, Inc	188,238
2,717	*	Edwards Lifesciences Corp	164,732
10,439	*	Express Scripts, Inc	481,970
8,806	*	Health Management Associates, Inc (Class A)	22,719
5,512	*	Laboratory Corp of America Holdings	322,397
3,298	*	Lincare Holdings, Inc	71,896
452		Omnicare, Inc	11,069
1,950	*	Pediatrix Medical Group, Inc	57,467
5,310		Pharmaceutical Product Development, Inc	125,953
6,431		Quest Diagnostics, Inc	305,344
14,419	*	Tenet Healthcare Corp	16,726
		TOTAL HEALTH SERVICES	1,947,702

HOLDING AND OTHER INVESTMENT OFFICES - 2.93%
1,981	*	Affiliated Managers Group, Inc	82,628
1,393		Apartment Investment & Management Co (Class A)	7,634
1,634		Camden Property Trust	35,262
2,607		Digital Realty Trust, Inc	86,500
296		Essex Property Trust, Inc	16,973
898		Federal Realty Investment Trust	41,308
6,428		General Growth Properties, Inc	4,564
1,420		HCP, Inc	25,347
548		Health Care REIT, Inc	16,763
37,620		iShares Russell Midcap Growth Index Fund	1,132,361
136		Kilroy Realty Corp	2,338
3,618		Macerich Co	22,649
478		Nationwide Health Properties, Inc	10,607
2,703		Plum Creek Timber Co, Inc	78,576
2,559		Taubman Centers, Inc	43,605
1,118		Ventas, Inc	25,278

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,267		WABCO Holdings, Inc	$40,217
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	1,672,610

HOTELS AND OTHER LODGING PLACES - 0.80%
366		Boyd Gaming Corp	1,365
589		Choice Hotels International, Inc	15,208
14,600		Marriott International, Inc (Class A)	238,857
6,753	*	MGM Mirage	15,734
2,558		Orient-Express Hotels Ltd (Class A)	10,488
9,007		Starwood Hotels & Resorts Worldwide, Inc	114,389
3,056		Wynn Resorts Ltd	61,028
		TOTAL HOTELS AND OTHER LODGING PLACES	457,069

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.84%
3,216	*	AGCO Corp	63,034
2,294	*	Brocade Communications Systems, Inc	7,914
3,619		Bucyrus International, Inc (Class A)	54,936
298		Carlisle Cos, Inc	5,850
9,985		Cummins, Inc	254,118
2,822		Diebold, Inc	60,250
3,888		Donaldson Co, Inc	104,354
8,203		Dover Corp	216,395
4,317	*	Dresser-Rand Group, Inc	95,406
1,329		Flowserve Corp	74,583
6,343	*	FMC Technologies, Inc	198,980
2,974		Graco, Inc	50,766
3,536		IDEX Corp	77,332
2,667		Ingersoll-Rand Co Ltd (Class A)	36,805
15,308		International Game Technology	141,140
6,839		ITT Industries, Inc	263,095
4,887		Jabil Circuit, Inc	27,172
1,524		John Bean Technologies Corp	15,941
5,089		Joy Global, Inc	108,396
884		Kennametal, Inc	14,330
5,677	*	Lam Research Corp	129,265
2,256		Lennox International, Inc	59,694
6,570		Manitowoc Co, Inc	21,484
1,586	*	Oil States International, Inc	21,284
6,090		Pall Corp	124,419
9,291		Pitney Bowes, Inc	216,945
2,289	*	SanDisk Corp	28,956
3,228	*	Scientific Games Corp (Class A)	39,091
11,389		Seagate Technology, Inc	68,448
2,452		SPX Corp	115,269
4,457	*	Teradata Corp	72,293
12,073		Textron, Inc	69,299
240		Timken Co	3,350
1,717		Toro Co	41,517
6,191	*	Varian Medical Systems, Inc	188,454
10,957	*	Western Digital Corp	211,908
2,987	*	Zebra Technologies Corp (Class A)	56,813
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,339,286

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
INSTRUMENTS AND RELATED PRODUCTS - 8.49%
17,145	*	Agilent Technologies, Inc	$263,518
15,121		Allergan, Inc	722,178
4,931		Bard (C.R.), Inc	393,098
2,523		Beckman Coulter, Inc	128,698
7,338		Dentsply International, Inc	197,025
6,793	*	Flir Systems, Inc	139,121
5,979		Garmin Ltd	126,815
3,164		Hillenbrand, Inc	50,656
6,440	*	Hologic, Inc	84,300
6,042	*	Illumina, Inc	225,004
1,909	*	Intuitive Surgical, Inc	182,042
1,731	*	Itron, Inc	81,963
7,860		Kla-Tencor Corp	157,200
1,747	*	Mettler-Toledo International, Inc	89,674
2,733	*	Millipore Corp	156,902
2,830		National Instruments Corp	52,780
2,664		PerkinElmer, Inc	34,019
3,825	*	Resmed, Inc	135,176
7,232		Rockwell Automation, Inc	157,947
7,990		Rockwell Collins, Inc	260,794
4,437		Roper Industries, Inc	188,351
16,849	*	St. Jude Medical, Inc	612,123
1,939		Techne Corp	106,083
5,272	*	Teradyne, Inc	23,091
6,091	*	Trimble Navigation Ltd	93,070
4,936	*	Waters Corp	182,385
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,844,013

INSURANCE AGENTS, BROKERS AND SERVICE - 0.05%
1,513		Brown & Brown, Inc	28,611
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	28,611

INSURANCE CARRIERS - 0.43%
1,716		Axis Capital Holdings Ltd	38,679
1,903		Cigna Corp	33,474
127		Erie Indemnity Co (Class A)	4,341
221	*	Health Net, Inc	3,200
4,783	*	Humana, Inc	124,741
278		Transatlantic Holdings, Inc	9,916
377		W.R. Berkley Corp	8,501
2,077	*	WellCare Health Plans, Inc	23,366
		TOTAL INSURANCE CARRIERS	246,218

JUSTICE, PUBLIC ORDER AND SAFETY - 0.12%
5,348	*	Corrections Corp of America	68,508
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	68,508

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.47%
15,959	*	Coach, Inc	$266,515
		TOTAL LEATHER AND LEATHER PRODUCTS	266,515

LEGAL SERVICES - 0.22%
2,498	*	FTI Consulting, Inc	123,601
		TOTAL LEGAL SERVICES	123,601

METAL MINING - 0.26%
5,670		Cleveland-Cliffs, Inc	102,968
2,135		Foundation Coal Holdings, Inc	30,637
4,348	*	Patriot Coal Corp	16,131
		TOTAL METAL MINING	149,736

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.14%
2,490		Hasbro, Inc	62,424
1,007	*	Intrepid Potash, Inc	18,579
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	81,003

MISCELLANEOUS RETAIL - 1.32%
4,157	*	Dick's Sporting Goods, Inc	59,320
4,467	*	Dollar Tree, Inc	199,006
182	*	HSN, Inc	935
2,256		MSC Industrial Direct Co (Class A)	70,094
6,317		Petsmart, Inc	132,404
2,013	*	Priceline.com, Inc	158,584
6,250		Tiffany & Co	134,750
		TOTAL MISCELLANEOUS RETAIL	755,093

MOTION PICTURES - 0.15%
4,038	*	DreamWorks Animation SKG, Inc (Class A)	87,382
		TOTAL MOTION PICTURES	87,382

NONDEPOSITORY INSTITUTIONS - 0.25%
2,740		GLG Partners, Inc	7,782
1,104		Lender Processing Services, Inc	33,793
20,891	*	SLM Corp	103,410
30	*	Tree.com, Inc	139
		TOTAL NONDEPOSITORY INSTITUTIONS	145,124

OIL AND GAS EXTRACTION - 5.51%
2,816	*	Atwood Oceanics, Inc	46,717
2,413		Cabot Oil & Gas Corp	56,874
10,668	*	Cameron International Corp	233,949
1,462	*	CNX Gas Corp	34,664
1,541	*	Continental Resources, Inc	32,685
12,186	*	Denbury Resources, Inc	181,084
3,387		Diamond Offshore Drilling, Inc	212,907
723	*	Encore Acquisition Co	16,824
6,633		ENSCO International, Inc	175,111
6,495		Equitable Resources, Inc	203,488
4,009	*	Global Industries Ltd	15,395
1,292	*	Helix Energy Solutions Group, Inc	6,641

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
800	*	Key Energy Services, Inc	$2,304
3,140	*	Mariner Energy, Inc	24,335
1,959	*	Nabors Industries Ltd	19,570
554		Noble Energy, Inc	29,850
2,757	*	Oceaneering International, Inc	101,651
4,678		Patterson-UTI Energy, Inc	41,915
11,643	*	PetroHawk Energy Corp	223,895
4,738	*	Plains Exploration & Production Co	81,636
6,005	*	Pride International, Inc	107,970
5,380	*	Quicksilver Resources, Inc	29,805
7,644		Range Resources Corp	314,628
1,897		Rowan Cos, Inc	22,707
108	*	SEACOR Holdings, Inc	6,297
10,601		Smith International, Inc	227,709
16,970	*	Southwestern Energy Co	503,840
1,212		St. Mary Land & Exploration Co	16,035
3,907	*	Superior Energy Services	50,361
3,805	*	Tetra Technologies, Inc	12,366
187		Tidewater, Inc	6,943
1,732	*	Unit Corp	36,233
1,503		W&T Offshore, Inc	9,243
2,429	*	Whiting Petroleum Corp	62,790
		TOTAL OIL AND GAS EXTRACTION	3,148,422

PAPER AND ALLIED PRODUCTS - 0.12%
1,665		Greif, Inc (Class A)	55,428
1,195		Packaging Corp of America	15,559
		TOTAL PAPER AND ALLIED PRODUCTS	70,987

PERSONAL SERVICES - 0.56%
16,087		H&R Block, Inc	292,622
1,581		Weight Watchers International, Inc	29,328
		TOTAL PERSONAL SERVICES	321,950

PETROLEUM AND COAL PRODUCTS - 1.20%
290		Ashland, Inc	2,996
5,013		Frontier Oil Corp	64,116
2,174		Holly Corp	46,089
9,418		Murphy Oil Corp	421,644
5,126	*	SandRidge Energy, Inc	33,780
3,484		Sunoco, Inc	92,256
1,981		Tesoro Corp	26,684
		TOTAL PETROLEUM AND COAL PRODUCTS	687,565

PRIMARY METAL INDUSTRIES - 1.27%
5,867		AK Steel Holding Corp	41,773
5,036		Allegheny Technologies, Inc	110,439
134		Carpenter Technology Corp	1,892
2,237	*	Century Aluminum Co	4,720
3,681	*	CommScope, Inc	41,816
2,706	*	General Cable Corp	53,633
1,244		Hubbell, Inc (Class B)	33,538

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,905		Precision Castparts Corp	$413,611
107		Schnitzer Steel Industries, Inc (Class A)	3,359
2,108		Steel Dynamics, Inc	18,571
655		Titanium Metals Corp	3,583
		TOTAL PRIMARY METAL INDUSTRIES	726,935

PRINTING AND PUBLISHING - 0.75%
1,955		Dun & Bradstreet Corp	150,535
1,949		John Wiley & Sons, Inc (Class A)	58,041
7,872		McGraw-Hill Cos, Inc	180,033
2,265	*	MSCI, Inc (Class A)	38,301
		TOTAL PRINTING AND PUBLISHING	426,910

RAILROAD TRANSPORTATION - 0.08%
3,599	*	Kansas City Southern Industries, Inc	45,743
		TOTAL RAILROAD TRANSPORTATION	45,743

REAL ESTATE - 0.16%
4,173	*	CB Richard Ellis Group, Inc (Class A)	16,817
3,900		Forest City Enterprises, Inc (Class A)	14,040
3,751	*	St. Joe Co	62,792
		TOTAL REAL ESTATE	93,649

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.09%
7,768	*	Goodyear Tire & Rubber Co	48,628
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	48,628

SECURITY AND COMMODITY BROKERS - 2.90%
6,950		Broadridge Financial Solutions, Inc	129,340
5,108	*	E*Trade Financial Corp	6,538
5,108		Eaton Vance Corp	116,718
4,378		Federated Investors, Inc (Class B)	97,454
3,476	*	IntercontinentalExchange, Inc	258,857
2,316		Invesco Ltd	32,100
2,048	*	Investment Technology Group, Inc	52,265
7,490		Janus Capital Group, Inc	49,809
3,779		Lazard Ltd (Class A)	111,103
1,990	*	MF Global Ltd	8,418
806	*	Morningstar, Inc	27,525
3,739	*	Nasdaq Stock Market, Inc	73,210
6,507		SEI Investments Co	79,450
12,876		T Rowe Price Group, Inc	371,600
12,037	*	TD Ameritrade Holding Corp	166,231
4,193		Waddell & Reed Financial, Inc (Class A)	75,768
		TOTAL SECURITY AND COMMODITY BROKERS	1,656,386

SPECIAL TRADE CONTRACTORS - 0.28%
7,539	*	Quanta Services, Inc	161,712
		TOTAL SPECIAL TRADE CONTRACTORS	161,712

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
STONE, CLAY, AND GLASS PRODUCTS - 0.55%
2,004		Eagle Materials, Inc	$48,597
6,925		Gentex Corp	68,973
1,897		Martin Marietta Materials, Inc	150,432
2,336	*	Owens-Illinois, Inc	33,732
1,677	*	USG Corp	12,762
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	314,496

TOBACCO PRODUCTS - 0.49%
4,528		Lorillard, Inc	279,559
		TOTAL TOBACCO PRODUCTS	279,559

TRANSPORTATION BY AIR - 0.17%
6,876	*	AMR Corp	21,934
1,186		Copa Holdings S.A. (Class A)	34,003
7,155	*	Delta Air Lines, Inc	40,283
		TOTAL TRANSPORTATION BY AIR	96,220

TRANSPORTATION EQUIPMENT - 0.93%
4,752	*	BE Aerospace, Inc	41,200
6,140		Goodrich Corp	232,646
10,393		Harley-Davidson, Inc	139,162
4,072		Harsco Corp	90,276
2,933		Oshkosh Truck Corp	19,768
623		Thor Industries, Inc	9,731
		TOTAL TRANSPORTATION EQUIPMENT	532,783

TRANSPORTATION SERVICES - 1.30%
8,464		CH Robinson Worldwide, Inc	386,042
10,558		Expeditors International Washington, Inc	298,686
242		GATX Corp	4,896
182	*	Interval Leisure Group, Inc	965
4,447		UTI Worldwide, Inc	53,142
		TOTAL TRANSPORTATION SERVICES	743,731

TRUCKING AND WAREHOUSING - 0.34%
288		Con-way, Inc	5,164
4,089		J.B. Hunt Transport Services, Inc	98,585
2,676		Landstar System, Inc	89,566
		TOTAL TRUCKING AND WAREHOUSING	193,315

WATER TRANSPORTATION - 0.20%
2,382		Frontline Ltd	41,423
2,739	*	Kirby Corp	72,967
		TOTAL WATER TRANSPORTATION	114,390

WHOLESALE TRADE-DURABLE GOODS - 1.08%
410	*	Arrow Electronics, Inc	7,815
4,905		BorgWarner, Inc	99,572
6,780	*	LKQ Corp	96,751
6,045	*	Patterson Cos, Inc	114,008
287	*	Tech Data Corp	6,251

TIAA-CREF FUNDS - Mid-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,798		W.W. Grainger, Inc	$266,543
1,528	*	WESCO International, Inc	27,687
		TOTAL WHOLESALE TRADE-DURABLE GOODS	618,627

WHOLESALE TRADE-NONDURABLE GOODS - 1.53%
4,110		Airgas, Inc	138,959
3,309	*	Bare Escentuals, Inc	13,567
3,800		Brown-Forman Corp (Class B)	147,554
1,954	*	Central European Distribution Corp	21,025
5,301	*	Dean Foods Co	95,842
5,476	*	Endo Pharmaceuticals Holdings, Inc	96,816
4,132	*	Henry Schein, Inc	165,321
3,300		Herbalife Ltd	49,434
5,063		Terra Industries, Inc	142,220
200		Valhi, Inc	1,876
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	872,614

		TOTAL COMMON STOCKS	56,934,308
		(Cost $78,993,308)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES - 0.00%**
63	m	Krispy Kreme Doughnuts, Inc	1
		TOTAL EATING AND DRINKING PLACES	1

		TOTAL RIGHTS / WARRANTS	1
		(Cost $0)

		TOTAL INVESTMENTS - 99.64%	56,934,309
		(Cost $78,993,308)
		OTHER ASSETS AND LIABILITIES, NET - 0.36%	208,169
		NET ASSETS - 100.00%	$57,142,478

		The following abbreviations are used in portfolio description:
		REIT - Real Estate Investment Trust

	*	Non-income producing
	**	Percentage represents less than 0.01%
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

TIAA-CREF FUNDS
MID-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.65%

AMUSEMENT AND RECREATION SERVICES - 0.09%
4,538		International Speedway Corp (Class A)	$100,108
4,514	*	Ticketmaster	16,657
4,867		Warner Music Group Corp	11,437
		TOTAL AMUSEMENT AND RECREATION SERVICES	128,202

APPAREL AND ACCESSORY STORES - 0.95%
7,069		American Eagle Outfitters, Inc	86,525
5,522	*	AnnTaylor Stores Corp	28,714
21,260		Foot Locker, Inc	222,805
34,235		Gap, Inc	444,713
10,231	*	Kohl's Corp	432,976
12,669		Limited Brands, Inc	110,220
		TOTAL APPAREL AND ACCESSORY STORES	1,325,953

APPAREL AND OTHER TEXTILE PRODUCTS - 0.57%
12,411		Jones Apparel Group, Inc	52,374
12,409		Liz Claiborne, Inc	30,650
792		Phillips-Van Heusen Corp	17,963
12,131		VF Corp	692,802
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	793,789

AUTO REPAIR, SERVICES AND PARKING - 0.23%
42,342	*	Hertz Global Holdings, Inc	166,404
5,368		Ryder System, Inc	151,968
		TOTAL AUTO REPAIR, SERVICES AND PARKING	318,372

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.50%
16,058	*	Autonation, Inc	222,885
11,876	*	O'Reilly Automotive, Inc	415,778
5,817		Penske Auto Group, Inc	54,273
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	692,936

BUSINESS SERVICES - 4.34%
9,014	*	Affiliated Computer Services, Inc (Class A)	431,680
15,787	*	Amdocs Ltd	292,375
15,122	*	Avis Budget Group, Inc	13,761
28,794		CA, Inc	507,062
35,266	*	Cadence Design Systems, Inc	148,117
990	*	Clear Channel Outdoor Holdings, Inc (Class A)	3,633
21,029	*	Computer Sciences Corp	774,709
13,967	*	Compuware Corp	92,043
17,107	*	Convergys Corp	138,225
1,131	*	DST Systems, Inc	39,155

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,407		Equifax, Inc	$205,551
28,890	*	Expedia, Inc	262,321
20,973		Fidelity National Information Services, Inc	381,709
10,021	*	HLTH Corp	103,717
19,695		IMS Health, Inc	245,597
9,426	*	Interpublic Group of Cos, Inc	38,835
10,189		Manpower, Inc	321,259
2,092	*	McAfee, Inc	70,082
27,391		Moody's Corp	627,802
2,148	*	NCR Corp	17,077
27,007	*	Novell, Inc	115,050
102,749	*	Sun Microsystems, Inc	752,123
19,720	*	Synopsys, Inc	408,796
23,925	*	Unisys Corp	12,680
8,483	*	United Rentals, Inc	35,713
		TOTAL BUSINESS SERVICES	6,039,072

CHEMICALS AND ALLIED PRODUCTS - 5.40%
10,616		Alberto-Culver Co	240,028
14,806		Avery Dennison Corp	330,766
8,929		Cabot Corp	93,844
2,461		Celanese Corp (Series A)	32,904
5,148	*	Charles River Laboratories International, Inc	140,077
13,237		Clorox Co	681,441
6,645		Cytec Industries, Inc	99,808
10,596		Eastman Chemical Co	283,973
6,371		FMC Corp	274,845
38,724	*	Forest Laboratories, Inc	850,378
18,940	*	Hospira, Inc	584,488
18,813		Huntsman Corp	58,885
5,292	*	Inverness Medical Innovations, Inc	140,926
8,544	*	Invitrogen Corp	277,509
34,298	*	King Pharmaceuticals, Inc	242,487
9,472		Lubrizol Corp	322,143
34,556	*	Mylan Laboratories, Inc	463,396
1,676		Nalco Holding Co	21,905
3,744	*	NBTY, Inc	52,716
18,027	*	Pactiv Corp	263,014
20,316		PPG Industries, Inc	749,659
2,850		Rohm & Haas Co	224,694
17,908		RPM International, Inc	227,969
1,267		Scotts Miracle-Gro Co (Class A)	43,965
8,017		Sigma-Aldrich Corp	302,962
13,913		Valspar Corp	277,843
7,336	*	Watson Pharmaceuticals, Inc	228,223
		TOTAL CHEMICALS AND ALLIED PRODUCTS	7,510,848

COMMUNICATIONS - 3.28%
30,814		Cablevision Systems Corp (Class A)	398,733
82,101		CBS Corp (Class B)	315,268
13,944		CenturyTel, Inc	392,105
795	*	Clearwire Corp (Class A)	4,094

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
31,137	*	Crown Castle International Corp	$635,506
10,198		Embarq Corp	385,994
35,073		Frontier Communications Corp	251,824
3,100		Hearst-Argyle Television, Inc	12,896
11,090	*	IAC/InterActiveCorp	168,901
6,599	*	Leap Wireless International, Inc	230,107
19,992	*	Liberty Global, Inc (Class A)	291,084
13,048	*	Liberty Media Corp - Capital (Series A)	91,075
81,593	*	Liberty Media Holding Corp (Interactive A)	236,620
105,175		Qwest Communications International, Inc	359,699
12,063		Scripps Networks Interactive (Class A)	271,538
8,314		Telephone & Data Systems, Inc	220,404
1,386	*	US Cellular Corp	46,209
30,945		Windstream Corp	249,417
		TOTAL COMMUNICATIONS	4,561,474

DEPOSITORY INSTITUTIONS - 5.86%
17,726		Associated Banc-Corp	273,689
11,523		Astoria Financial Corp	105,896
11,337		Bancorpsouth, Inc	236,263
6,668		Bank of Hawaii Corp	219,911
3,078		BOK Financial Corp	106,345
1,932		Capitol Federal Financial	73,049
5,576		City National Corp	188,302
20,720		Comerica, Inc	379,383
8,552		Commerce Bancshares, Inc	310,438
8,109		Cullen/Frost Bankers, Inc	380,636
68,657		Fifth Third Bancorp	200,478
821		First Citizens Bancshares, Inc (Class A)	108,208
29,010		First Horizon National Corp	311,564
23,662		Fulton Financial Corp	156,879
47,202		Hudson City Bancorp, Inc	551,792
50,822		Huntington Bancshares, Inc	84,365
68,482		Keycorp	538,953
9,147		M&T Bank Corp	413,810
35,384		Marshall & Ilsley Corp	199,212
47,711		New York Community Bancorp, Inc	532,932
2,965		Northern Trust Corp	177,366
48,148		People's United Financial, Inc	865,221
38,906		Popular, Inc	84,815
95,659		Regions Financial Corp	407,507
38,110		Synovus Financial Corp	123,858
17,578		TCF Financial Corp	206,717
11,647		TFS Financial Corp	141,278
18,614		Valley National Bancorp	230,255
12,208		Washington Federal, Inc	162,244
7,056		Webster Financial Corp	29,988
9,241		Whitney Holding Corp	105,809
9,267		Wilmington Trust Corp	89,797
15,719		Zions Bancorporation	154,518
		TOTAL DEPOSITORY INSTITUTIONS	8,151,478

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
EDUCATIONAL SERVICES - 0.21%
12,441	*	Career Education Corp	$298,086
		TOTAL EDUCATIONAL SERVICES	298,086

ELECTRIC, GAS, AND SANITARY SERVICES - 16.54%
10,643		AGL Resources, Inc	282,359
15,364		Alliant Energy Corp	379,337
29,150		Ameren Corp	675,989
55,875		American Electric Power Co, Inc	1,411,403
8,653		American Water Works Co, Inc	166,484
18,470		Aqua America, Inc	369,400
12,538		Atmos Energy Corp	289,879
16,710		Centerpoint Energy, Inc	174,285
31,301		CMS Energy Corp	370,604
37,933		Consolidated Edison, Inc	1,502,526
2,335		Constellation Energy Group, Inc	48,241
14,574		DPL, Inc	328,498
22,693		DTE Energy Co	628,596
68,425	*	Dynegy, Inc (Class A)	96,479
45,336		Edison International	1,306,130
76,748		El Paso Corp	479,675
8,095		Energen Corp	235,807
16,494		Great Plains Energy, Inc	222,174
12,545		Hawaiian Electric Industries, Inc	172,368
10,639		Integrys Energy Group, Inc	277,040
25,440		MDU Resources Group, Inc	410,602
7,805	*	Mirant Corp	88,977
11,302		National Fuel Gas Co	346,632
38,122		NiSource, Inc	373,596
24,237		Northeast Utilities	523,277
20,443	*	NRG Energy, Inc	359,797
14,855		NSTAR	473,577
12,784		OGE Energy Corp	304,515
14,497		Oneok, Inc	328,067
30,350		Pepco Holdings, Inc	378,768
49,708		PG&E Corp	1,899,839
13,993		Pinnacle West Capital Corp	371,654
38,555		Progress Energy, Inc	1,398,004
14,981		Questar Corp	440,891
48,124	*	Reliant Energy, Inc	153,516
25,410		Republic Services, Inc	435,782
16,233		SCANA Corp	501,437
34,842		Sempra Energy	1,611,094
23,939		Sierra Pacific Resources	224,787
15,410		Southern Union Co	234,540
29,279		TECO Energy, Inc	326,461
14,883		UGI Corp	351,388
11,258		Vectren Corp	237,431
16,273		Wisconsin Energy Corp	669,959
62,905		Xcel Energy, Inc	1,171,920
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	23,033,785

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.16%
13,199	*	ADC Telecommunications, Inc	$57,944
80,869	*	Advanced Micro Devices, Inc	246,650
21,918	*	Atmel Corp	79,562
11,620	*	Avnet, Inc	203,466
6,408		AVX Corp	58,185
5,784		Cooper Industries Ltd (Class A)	149,574
7,318	*	Cree, Inc	172,193
12,536		Eaton Corp	462,076
5,394	*	EchoStar Corp (Class A)	79,993
17,096	*	Fairchild Semiconductor International, Inc	63,768
2,080		Harman International Industries, Inc	28,142
13,312	*	Integrated Device Technology, Inc	60,570
7,852	*	International Rectifier Corp	106,081
11,315		Intersil Corp (Class A)	130,123
9,319	*	Jarden Corp	118,072
12,592	*	JDS Uniphase Corp	40,924
3,838		L-3 Communications Holdings, Inc	260,216
1,837		Lincoln Electric Holdings, Inc	58,215
20,949	*	LSI Logic Corp	63,685
92,592	*	Micron Technology, Inc	375,924
13,471		Molex, Inc	185,092
9,675	*	Novellus Systems, Inc	160,895
16,818	*	QLogic Corp	187,016
5,492		Teleflex, Inc	214,682
55,249	*	Tellabs, Inc	253,040
7,402	*	Thomas & Betts Corp	185,198
25,830	*	Vishay Intertechnology, Inc	89,888
10,457		Whirlpool Corp	309,423
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,400,597

ENGINEERING AND MANAGEMENT SERVICES - 0.67%
1,438	*	Aecom Technology Corp	37,503
313	*	Genpact Ltd	2,773
4,284		KBR, Inc	59,162
23,447	*	SAIC, Inc	437,755
9,631	*	URS Corp	389,189
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	926,382

FABRICATED METAL PRODUCTS - 1.46%
2,558	*	Alliant Techsystems, Inc	171,335
7,691		Aptargroup, Inc	239,498
11,557		Ball Corp	501,573
15,688		Commercial Metals Co	181,196
7,031		Crane Co	118,683
13,789		Pentair, Inc	298,808
8,015		Snap-On, Inc	201,177
10,910		Stanley Works	317,699
		TOTAL FABRICATED METAL PRODUCTS	2,029,969

FOOD AND KINDRED PRODUCTS - 6.38%
16,910		Bunge Ltd	957,952

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,404		Campbell Soup Co	$394,093
44,292		Coca-Cola Enterprises, Inc	584,211
63,026		ConAgra Foods, Inc	1,063,250
25,717	*	Constellation Brands, Inc (Class A)	306,032
10,304		Corn Products International, Inc	218,445
27,004		Del Monte Foods Co	196,859
35,268	*	Dr Pepper Snapple Group, Inc	596,382
19,497		H.J. Heinz Co	644,571
10,606		Hershey Co	368,559
9,885		Hormel Foods Corp	313,453
13,260		J.M. Smucker Co	494,200
9,802		McCormick & Co, Inc	289,845
1,950	*	Mead Johnson Nutrition Co	56,297
16,076		Molson Coors Brewing Co (Class B)	551,085
19,088		Pepsi Bottling Group, Inc	422,608
7,989		PepsiAmericas, Inc	137,810
98,267		Sara Lee Corp	793,997
15,938	*	Smithfield Foods, Inc	150,773
36,386		Tyson Foods, Inc (Class A)	341,665
		TOTAL FOOD AND KINDRED PRODUCTS	8,882,087

FOOD STORES - 1.19%
60,940		Safeway, Inc	1,230,379
29,529		Supervalu, Inc	421,674
		TOTAL FOOD STORES	1,652,053

FORESTRY - 0.79%
9,536		Rayonier, Inc	288,178
29,396		Weyerhaeuser Co	810,448
		TOTAL FORESTRY	1,098,626

FURNITURE AND FIXTURES - 0.54%
7,285		Hill-Rom Holdings, Inc	72,049
21,824		Leggett & Platt, Inc	283,494
50,304		Masco Corp	351,122
8,447		Steelcase, Inc (Class A)	42,319
		TOTAL FURNITURE AND FIXTURES	748,984

FURNITURE AND HOME FURNISHINGS STORES - 0.30%
6,369	*	Bed Bath & Beyond, Inc	157,633
18,214		RadioShack Corp	156,094
10,893		Williams-Sonoma, Inc	109,801
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	423,528

GENERAL BUILDING CONTRACTORS - 1.29%
17,117		Centex Corp	128,378
43,904		DR Horton, Inc	425,869
10,489		KB Home	138,245
18,979		Lennar Corp (Class A)	142,532
4,715		MDC Holdings, Inc	146,825
567	*	NVR, Inc	242,534

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
22,627		Pulte Homes, Inc	$247,313
18,117	*	Toll Brothers, Inc	329,005
		TOTAL GENERAL BUILDING CONTRACTORS	1,800,701

GENERAL MERCHANDISE STORES - 1.72%
8,289	*	BJ's Wholesale Club, Inc	265,165
17,918		Family Dollar Stores, Inc	597,924
30,856		JC Penney Co, Inc	619,279
58,604		Macy's, Inc	521,576
19,596	*	Saks, Inc	36,645
7,683	*	Sears Holdings Corp	351,190
		TOTAL GENERAL MERCHANDISE STORES	2,391,779

HEALTH SERVICES - 1.54%
18,569		AmerisourceBergen Corp	606,464
4,666		Brookdale Senior Living, Inc	23,563
10,291	*	Community Health Systems, Inc	157,864
16,801	*	Coventry Health Care, Inc	217,405
2,440	*	DaVita, Inc	107,238
10,169	*	Health Management Associates, Inc (Class A)	26,236
7,435	*	LifePoint Hospitals, Inc	155,094
820	*	Lincare Holdings, Inc	17,876
13,737		Omnicare, Inc	336,419
965	*	Pediatrix Medical Group, Inc	28,439
3,911		Quest Diagnostics, Inc	185,694
26,812	*	Tenet Healthcare Corp	31,102
6,565		Universal Health Services, Inc (Class B)	251,702
		TOTAL HEALTH SERVICES	2,145,096

HOLDING AND OTHER INVESTMENT OFFICES - 9.37%
4,442		Alexandria Real Estate Equities, Inc	161,689
24,129		Allied Capital Corp	38,365
13,568		AMB Property Corp	195,379
74,759		Annaly Mortgage Management, Inc	1,036,906
9,930		Apartment Investment & Management Co (Class A)	54,416
10,843		AvalonBay Communities, Inc	510,272
16,637		Boston Properties, Inc	582,794
12,148		Brandywine Realty Trust	34,622
6,597		BRE Properties, Inc (Class A)	129,499
2,663		Camden Property Trust	57,468
9,161		CBL & Associates Properties, Inc	21,620
16,686		Developers Diversified Realty Corp	35,541
3,137		Digital Realty Trust, Inc	104,086
16,589		Douglas Emmett, Inc	122,593
20,797		Duke Realty Corp	114,384
37,578		Equity Residential	689,556
2,757		Essex Property Trust, Inc	158,086
5,752		Federal Realty Investment Trust	264,592
16,476		General Growth Properties, Inc	11,698
30,846		HCP, Inc	550,601
13,633		Health Care REIT, Inc	417,033
13,006		Hospitality Properties Trust	156,072

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
72,566		Host Marriott Corp	$284,459
31,305		HRPT Properties Trust	99,863
113,043		iShares Russell Midcap Value Index Fund	2,692,683
16,507		iStar Financial, Inc	46,385
4,140		Kilroy Realty Corp	71,167
31,987		Kimco Realty Corp	243,741
13,608		Liberty Property Trust	257,736
9,115		Mack-Cali Realty Corp	180,568
12,885		Nationwide Health Properties, Inc	285,918
16,009		Plum Creek Timber Co, Inc	465,382
36,445		Prologis	236,893
17,596		Public Storage, Inc	972,179
9,702		Regency Centers Corp	257,782
7,965		SL Green Realty Corp	86,022
19,794		UDR, Inc	170,426
15,052		Ventas, Inc	340,326
40,845		Virgin Media, Inc	196,056
18,850		Vornado Realty Trust	626,574
10,178		Weingarten Realty Investors	96,895
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	13,058,327

HOTELS AND OTHER LODGING PLACES - 0.14%
6,351		Boyd Gaming Corp	23,689
2,690		Choice Hotels International, Inc	69,456
809	*	MGM Mirage	1,885
806		Orient-Express Hotels Ltd (Class A)	3,305
24,402		Wyndham Worldwide Corp	102,488
		TOTAL HOTELS AND OTHER LODGING PLACES	200,823

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.48%
3,528	*	AGCO Corp	69,149
8,500		Black & Decker Corp	268,260
44,729	*	Brocade Communications Systems, Inc	154,315
7,409		Carlisle Cos, Inc	145,439
1,462		Diebold, Inc	31,214
3,307		Dover Corp	87,239
4,380		Flowserve Corp	245,806
7,295	*	Gardner Denver, Inc	158,593
1,275		IDEX Corp	27,884
35,942		Ingersoll-Rand Co Ltd (Class A)	495,999
6,114		ITT Industries, Inc	235,206
15,155		Jabil Circuit, Inc	84,262
8,405		Kennametal, Inc	136,245
1,494	*	Lam Research Corp	34,018
10,909	*	Lexmark International, Inc (Class A)	184,035
2,313	*	Oil States International, Inc	31,040
2,619		Pitney Bowes, Inc	61,154
24,855	*	SanDisk Corp	314,415
34,732		Seagate Technology, Inc	208,739
12,576	*	Teradata Corp	203,983
13,021	*	Terex Corp	120,444
10,733		Timken Co	149,833

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
480	*	Zebra Technologies Corp (Class A)	$9,130
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	3,456,402

INSTRUMENTS AND RELATED PRODUCTS - 0.99%
1,695		Beckman Coulter, Inc	86,462
6,248		Cooper Cos, Inc	165,197
37,178		Eastman Kodak Co	141,276
17,587	*	Hologic, Inc	230,214
1,502		Kla-Tencor Corp	30,040
8,960		PerkinElmer, Inc	114,419
9,004	*	Teradyne, Inc	39,438
125,091		Xerox Corp	569,164
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,376,210

INSURANCE AGENTS, BROKERS AND SERVICE - 2.62%
38,634		AON Corp	1,577,039
12,172		Brown & Brown, Inc	230,173
12,912		Gallagher (Arthur J.) & Co	219,504
71,173		Marsh & McLennan Cos, Inc	1,441,253
1,027		White Mountains Insurance Group Ltd	176,552
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,644,521

INSURANCE CARRIERS - 8.84%
707	*	Alleghany Corp	191,439
6,784		Allied World Assurance Holdings Ltd	257,996
10,941		American Financial Group, Inc	175,603
2,178		American National Insurance Co	114,149
6,399	*	Arch Capital Group Ltd	344,650
16,446		Assurant, Inc	358,194
14,499		Axis Capital Holdings Ltd	326,807
33,643		Cigna Corp	591,780
20,271		Cincinnati Financial Corp	463,598
3,753		CNA Financial Corp	34,377
25,301	*	Conseco, Inc	23,277
6,869		Endurance Specialty Holdings Ltd	171,313
4,077		Erie Indemnity Co (Class A)	139,352
8,618		Everest Re Group Ltd	610,153
29,752		Fidelity National Title Group, Inc (Class A)	580,462
12,865		First American Corp	341,051
59,076		Genworth Financial, Inc (Class A)	112,244
7,128		Hanover Insurance Group, Inc	205,429
16,042		HCC Insurance Holdings, Inc	404,098
14,120	*	Health Net, Inc	204,458
10,173	*	Humana, Inc	265,312
24,704		Leucadia National Corp	367,843
36,077		Lincoln National Corp	241,355
1,367	*	Markel Corp	388,064
22,660	*	MBIA, Inc	103,783
3,690		Mercury General Corp	109,593
16,966		MGIC Investment Corp	24,092
32,057		Old Republic International Corp	346,857
3,547		OneBeacon Insurance Group Ltd (Class A)	34,264

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
7,551		PartnerRe Ltd	$468,691
36,027		Principal Financial Group	294,701
94,278		Progressive Corp	1,267,095
9,609		Protective Life Corp	50,447
9,553		Reinsurance Group of America, Inc (Class A)	309,422
8,513		RenaissanceRe Holdings Ltd	420,883
6,678		Stancorp Financial Group, Inc	152,125
11,837		Torchmark Corp	310,485
2,847		Transatlantic Holdings, Inc	101,552
5,500		Unitrin, Inc	76,890
48,178		UnumProvident Corp	602,224
18,921		W.R. Berkley Corp	426,669
184		Wesco Financial Corp	50,784
45,445		XL Capital Ltd (Class A)	248,130
		TOTAL INSURANCE CARRIERS	12,311,691

JUSTICE, PUBLIC ORDER AND SAFETY - 0.02%
2,049	*	Corrections Corp of America	26,248
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	26,248

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.65%
2,773		Armstrong World Industries, Inc	30,531
9,945		Hasbro, Inc	249,321
2,164	*	Intrepid Potash, Inc	39,926
50,338		Mattel, Inc	580,397
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	900,175

MISCELLANEOUS RETAIL - 0.26%
5,014		Barnes & Noble, Inc	107,199
4,314	*	HSN, Inc	22,174
37,162	*	Office Depot, Inc	48,682
10,531		OfficeMax, Inc	32,857
58,388	*	Rite Aid Corp	21,020
11,790		Signet Jewelers Ltd	134,995
		TOTAL MISCELLANEOUS RETAIL	366,927

MOTION PICTURES - 0.55%
1,911	*	Ascent Media Corp (Series A)	47,775
5	*	Discovery Communications, Inc (Class A)	80
38,955	*	Discovery Communications, Inc (Class C)	570,691
11,227		Regal Entertainment Group (Class A)	150,554
		TOTAL MOTION PICTURES	769,100

NONDEPOSITORY INSTITUTIONS - 0.82%
27,501		American Capital Ltd	51,427
18,043	*	AmeriCredit Corp	105,732
26,991		CapitalSource, Inc	32,929
53,435		CIT Group, Inc	152,290
66,700		Discover Financial Services	420,876
10,406		Lender Processing Services, Inc	318,528
7,155	*	SLM Corp	35,417

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
520		Student Loan Corp	$22,589
624	*	Tree.com, Inc	2,883
		TOTAL NONDEPOSITORY INSTITUTIONS	1,142,671

NONMETALLIC MINERALS, EXCEPT FUELS - 0.48%
15,223		Vulcan Materials Co	674,227
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	674,227

OIL AND GAS EXTRACTION - 3.51%
40,878		BJ Services Co	406,736
7,848		Cabot Oil & Gas Corp	184,977
11,407		Cimarex Energy Co	209,661
5,505	*	Encore Acquisition Co	128,101
1,404		ENSCO International, Inc	37,066
8,976	*	Exterran Holdings, Inc	143,796
13,501	*	Forest Oil Corp	177,538
5,369	*	Global Industries Ltd	20,617
11,312	*	Helix Energy Solutions Group, Inc	58,144
14,501		Helmerich & Payne, Inc	330,188
12,125	*	Hercules Offshore, Inc	19,158
14,211	*	Key Energy Services, Inc	40,928
3,279	*	Mariner Energy, Inc	25,412
33,631	*	Nabors Industries Ltd	335,974
18,327	*	Newfield Exploration Co	416,022
22,428		Noble Energy, Inc	1,208,420
8,023		Patterson-UTI Energy, Inc	71,886
1,980	*	PetroHawk Energy Corp	38,075
16,621		Pioneer Natural Resources Co	273,748
1,215	*	Plains Exploration & Production Co	20,934
6,696	*	Pride International, Inc	120,394
10,142		Rowan Cos, Inc	121,400
2,553	*	SEACOR Holdings, Inc	148,865
5,037		St. Mary Land & Exploration Co	66,640
6,886		Tidewater, Inc	255,677
1,505	*	Unit Corp	31,485
		TOTAL OIL AND GAS EXTRACTION	4,891,842

PAPER AND ALLIED PRODUCTS - 1.13%
13,865		Bemis Co	290,749
66,239	*	Domtar Corporation	62,927
59,466		International Paper Co	418,641
24,125		MeadWestvaco Corp	289,259
11,066		Packaging Corp of America	144,079
13,840		Sonoco Products Co	290,363
14,389		Temple-Inland, Inc	77,269
		TOTAL PAPER AND ALLIED PRODUCTS	1,573,287

PERSONAL SERVICES - 0.43%
18,281		Cintas Corp	451,906
35,741		Service Corp International	124,736

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
850		Weight Watchers International, Inc	$15,768
		TOTAL PERSONAL SERVICES	592,410

PETROLEUM AND COAL PRODUCTS - 0.32%
9,111		Ashland, Inc	94,117
6,540		Sunoco, Inc	173,179
13,415		Tesoro Corp	180,700
		TOTAL PETROLEUM AND COAL PRODUCTS	447,996

PIPELINES, EXCEPT NATURAL GAS - 0.89%
88,059		Spectra Energy Corp	1,245,154
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,245,154

PRIMARY METAL INDUSTRIES - 0.35%
5,775		Carpenter Technology Corp	81,543
2,387	*	Century Aluminum Co	5,037
4,309		Hubbell, Inc (Class B)	116,171
2,608		Schnitzer Steel Industries, Inc (Class A)	81,865
16,448		Steel Dynamics, Inc	144,906
9,613		Titanium Metals Corp	52,583
		TOTAL PRIMARY METAL INDUSTRIES	482,105

PRINTING AND PUBLISHING - 1.05%
2,228		Dun & Bradstreet Corp	171,556
3,371		EW Scripps Co (Class A)	4,551
31,239		Gannett Co, Inc	68,726
22,440		McGraw-Hill Cos, Inc	513,203
5,558		Meredith Corp	92,485
19,689		New York Times Co (Class A)	88,994
29,493		R.R. Donnelley & Sons Co	216,184
852		Washington Post Co (Class B)	304,249
		TOTAL PRINTING AND PUBLISHING	1,459,948

RAILROAD TRANSPORTATION - 0.02%
2,235	*	Kansas City Southern Industries, Inc	28,407
		TOTAL RAILROAD TRANSPORTATION	28,407

REAL ESTATE - 0.16%
19,351	*	CB Richard Ellis Group, Inc (Class A)	77,985
4,778		Jones Lang LaSalle, Inc	111,136
2,108	*	St. Joe Co	35,288
		TOTAL REAL ESTATE	224,409

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.45%
11,799	*	Goodyear Tire & Rubber Co	73,862
38,535		Newell Rubbermaid, Inc	245,853
22,258		Sealed Air Corp	307,160
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	626,875

SECURITY AND COMMODITY BROKERS - 1.71%
30,914		Ameriprise Financial, Inc	633,429
44,998	*	E*Trade Financial Corp	57,597

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
47,148		Invesco Ltd	$653,472
420	*	Investment Technology Group, Inc	10,718
1,536		Janus Capital Group, Inc	10,214
17,489		Jefferies Group, Inc	241,348
19,364		Legg Mason, Inc	307,888
7,121	*	MF Global Ltd	30,122
8,564	*	Nasdaq Stock Market, Inc	167,683
13,282		Raymond James Financial, Inc	261,655
		TOTAL SECURITY AND COMMODITY BROKERS	2,374,126

SPECIAL TRADE CONTRACTORS - 0.09%
6,060	*	Quanta Services, Inc	129,987
		TOTAL SPECIAL TRADE CONTRACTORS	129,987

STONE, CLAY, AND GLASS PRODUCTS - 0.30%
530		Eagle Materials, Inc	12,853
421		Martin Marietta Materials, Inc	33,385
10,578	*	Owens Corning, Inc	95,625
16,564	*	Owens-Illinois, Inc	239,184
4,374	*	USG Corp	33,286
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	414,333

TEXTILE MILL PRODUCTS - 0.17%
7,766	*	Mohawk Industries, Inc	231,970
		TOTAL TEXTILE MILL PRODUCTS	231,970

TOBACCO PRODUCTS - 0.89%
21,380		Fortune Brands, Inc	524,879
11,512		Lorillard, Inc	710,751
		TOTAL TOBACCO PRODUCTS	1,235,630

TRANSPORTATION BY AIR - 0.89%
18,826	*	AMR Corp	60,055
17,155	*	Continental Airlines, Inc (Class B)	151,136
1,020		Copa Holdings S.A. (Class A)	29,243
62,653	*	Delta Air Lines, Inc	352,736
101,852		Southwest Airlines Co	644,723
		TOTAL TRANSPORTATION BY AIR	1,237,893

TRANSPORTATION EQUIPMENT - 1.63%
9,891		Autoliv, Inc	183,676
930	*	BE Aerospace, Inc	8,063
3,833	*	Federal Mogul Corp (Class A)	25,604
320,936	*	Ford Motor Co	844,062
71,421		General Motors Corp	138,557
22,745		Genuine Parts Co	679,166
3,674		Harley-Davidson, Inc	49,195
3,093		Oshkosh Truck Corp	20,847
14,551	*	Spirit Aerosystems Holdings, Inc (Class A)	145,073
3,558		Thor Industries, Inc	55,576
11,130		Trinity Industries, Inc	101,728

TIAA-CREF FUNDS - Mid-Cap Value Index Fund

SHARES		COMPANY	VALUE
6,828	*	TRW Automotive Holdings Corp	$21,986
		TOTAL TRANSPORTATION EQUIPMENT	2,273,533

TRANSPORTATION SERVICES - 0.11%
5,940		GATX Corp	120,166
3,964	*	Interval Leisure Group, Inc	21,009
1,190		UTI Worldwide, Inc	14,221
		TOTAL TRANSPORTATION SERVICES	155,396

TRUCKING AND WAREHOUSING - 0.07%
5,191		Con-way, Inc	93,075
		TOTAL TRUCKING AND WAREHOUSING	93,075

WATER TRANSPORTATION - 0.30%
5,729		Alexander & Baldwin, Inc	109,023
3,032		Overseas Shipholding Group, Inc	68,735
19,258		Royal Caribbean Cruises Ltd	154,257
5,817		Teekay Corp	82,776
		TOTAL WATER TRANSPORTATION	414,791

WHOLESALE TRADE-DURABLE GOODS - 0.74%
15,914	*	Arrow Electronics, Inc	303,320
2,119		BorgWarner, Inc	43,016
23,392	*	Ingram Micro, Inc (Class A)	295,675
8,716		Reliance Steel & Aluminum Co	229,492
5,960	*	Tech Data Corp	129,809
1,415	*	WESCO International, Inc	25,640
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,026,952

WHOLESALE TRADE-NONDURABLE GOODS - 0.21%
3,781		Brown-Forman Corp (Class B)	146,816
4,162	*	Dean Foods Co	75,249
1,501	*	Endo Pharmaceuticals Holdings, Inc	26,538
878	*	Henry Schein, Inc	35,129
450		Valhi, Inc	4,221
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	287,953

		TOTAL COMMON STOCKS	138,729,191
		(Cost $251,388,557)

		TOTAL INVESTMENTS - 99.65%	138,729,191
		(Cost $251,388,557)
		OTHER ASSETS AND LIABILITIES, NET - 0.35%	487,952
		NET ASSETS - 100.00%	$139,217,143

	*	Non-income producing

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

TIAA-CREF FUNDS
MID-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.13%

AMUSEMENT AND RECREATION SERVICES - 0.12%
1,650		International Speedway Corp (Class A)	$36,399
3,232	*	Penn National Gaming, Inc	78,052
1,885	*	Ticketmaster	6,956
4,033		Warner Music Group Corp	9,478
		TOTAL AMUSEMENT AND RECREATION SERVICES	130,885

APPAREL AND ACCESSORY STORES - 1.78%
4,385		Abercrombie & Fitch Co (Class A)	104,363
8,732		American Eagle Outfitters, Inc	106,880
3,350	*	AnnTaylor Stores Corp	17,420
7,772		Foot Locker, Inc	81,451
24,443		Gap, Inc	317,515
4,681	*	Hanesbrands, Inc	44,797
15,592	*	Kohl's Corp	659,852
13,744		Limited Brands, Inc	119,573
9,158		Nordstrom, Inc	153,397
6,699		Ross Stores, Inc	240,360
5,904	*	Urban Outfitters, Inc	96,648
		TOTAL APPAREL AND ACCESSORY STORES	1,942,256

APPAREL AND OTHER TEXTILE PRODUCTS - 0.48%
2,832		Guess ?, Inc	59,699
5,486		Jones Apparel Group, Inc	23,151
5,900		Liz Claiborne, Inc	14,573
2,511		Phillips-Van Heusen Corp	56,949
2,827		Polo Ralph Lauren Corp (Class A)	119,441
4,377		VF Corp	249,970
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	523,783

AUTO REPAIR, SERVICES AND PARKING - 0.14%
16,689	*	Hertz Global Holdings, Inc	65,588
2,967		Ryder System, Inc	83,996
		TOTAL AUTO REPAIR, SERVICES AND PARKING	149,584

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.97%
4,777		Advance Auto Parts	196,239
5,807	*	Autonation, Inc	80,601
1,793	*	Autozone, Inc	291,578
11,180	*	Carmax, Inc	139,079
3,212	*	Copart, Inc	95,268
6,749	*	O'Reilly Automotive, Inc	236,282
1,739		Penske Auto Group, Inc	16,225
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,055,272

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 0.19%
6,584		Fastenal Co	$211,709
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	211,709

BUSINESS SERVICES - 7.42%
29,780	*	Activision Blizzard, Inc	311,499
4,498	*	Affiliated Computer Services, Inc (Class A)	215,409
8,377	*	Akamai Technologies, Inc	162,514
3,002	*	Alliance Data Systems Corp	110,924
10,022	*	Amdocs Ltd	185,607
4,336	*	Ansys, Inc	108,834
11,398	*	Autodesk, Inc	191,600
2,785	*	Avis Budget Group, Inc	2,534
9,574	*	BMC Software, Inc	315,942
2,096		Brink's Co	55,460
2,106	*	Brink's Home Security Holdings, Inc	47,596
19,465		CA, Inc	342,779
12,630	*	Cadence Design Systems, Inc	53,046
3,404	*	Cerner Corp	149,674
9,216	*	Citrix Systems, Inc	208,650
1,960	*	Clear Channel Outdoor Holdings, Inc (Class A)	7,193
14,490	*	Cognizant Technology Solutions Corp (Class A)	301,247
7,586	*	Computer Sciences Corp	279,468
12,286	*	Compuware Corp	80,965
5,872	*	Convergys Corp	47,446
2,042	*	DST Systems, Inc	70,694
16,001	*	Electronic Arts, Inc	291,058
6,522		Equifax, Inc	159,463
10,117	*	Expedia, Inc	91,862
4,120	*	F5 Networks, Inc	86,314
2,185		Factset Research Systems, Inc	109,228
9,726		Fidelity National Information Services, Inc	177,013
8,225	*	Fiserv, Inc	299,884
5,330	*	HLTH Corp	55,166
2,248	*	IHS, Inc (Class A)	92,573
9,218		IMS Health, Inc	114,948
23,259	*	Interpublic Group of Cos, Inc	95,827
16,087	*	Intuit, Inc	434,350
9,128	*	Iron Mountain, Inc	202,368
26,345	*	Juniper Networks, Inc	396,757
3,704	*	Lamar Advertising Co (Class A)	36,114
3,893		Manpower, Inc	122,746
7,580	*	McAfee, Inc	253,930
5,636	*	Monster Worldwide, Inc	45,933
10,028		Moody's Corp	229,842
7,772	*	NCR Corp	61,787
17,785	*	Novell, Inc	75,764
10,004	*	Nuance Communications, Inc	108,643
9,798	*	Red Hat, Inc	174,796
7,312		Robert Half International, Inc	130,373
5,385	*	Salesforce.com, Inc	176,251

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,472	*	Sohu.com, Inc	$60,808
37,142	*	Sun Microsystems, Inc	271,879
7,150	*	Synopsys, Inc	148,220
8,266		Total System Services, Inc	114,153
11,513	*	Unisys Corp	6,102
2,278	*	United Rentals, Inc	9,590
9,949	*	VeriSign, Inc	187,738
548	*	WebMD Health Corp (Class A)	12,220
		TOTAL BUSINESS SERVICES	8,082,781

CHEMICALS AND ALLIED PRODUCTS - 6.22%
364	*	Abraxis Bioscience, Inc	17,356
4,663		Albemarle Corp	101,514
4,574		Alberto-Culver Co	103,418
5,448		Avery Dennison Corp	121,708
21,414		Avon Products, Inc	411,791
5,184	*	BioMarin Pharmaceuticals, Inc	64,022
3,140		Cabot Corp	33,001
7,277		Celanese Corp (Series A)	97,293
3,450	*	Cephalon, Inc	234,945
2,472		CF Industries Holdings, Inc	175,833
3,274	*	Charles River Laboratories International, Inc	89,086
3,586		Church & Dwight Co, Inc	187,297
6,915		Clorox Co	355,984
2,224		Cytec Industries, Inc	33,404
3,864		Eastman Chemical Co	103,555
8,747		Ecolab, Inc	303,783
4,914		Estee Lauder Cos (Class A)	121,130
3,768		FMC Corp	162,552
15,299	*	Forest Laboratories, Inc	335,966
8,109	*	Hospira, Inc	250,244
9,282		Huntsman Corp	29,053
3,051	*	Idexx Laboratories, Inc	105,504
4,074		International Flavors & Fragrances, Inc	124,094
3,949	*	Inverness Medical Innovations, Inc	105,162
8,340	*	Invitrogen Corp	270,883
12,590	*	King Pharmaceuticals, Inc	89,011
3,470		Lubrizol Corp	118,015
15,249	*	Mylan Laboratories, Inc	204,489
6,881		Nalco Holding Co	89,935
2,483	*	NBTY, Inc	34,961
6,663	*	Pactiv Corp	97,213
4,067		Perrigo Co	100,984
8,243		PPG Industries, Inc	304,167
6,650		Rohm & Haas Co	524,286
6,170		RPM International, Inc	78,544
2,171		Scotts Miracle-Gro Co (Class A)	75,334
5,502	*	Sepracor, Inc	80,659
5,043		Sherwin-Williams Co	262,085
6,137		Sigma-Aldrich Corp	231,917
5,093		Valspar Corp	101,707
8,092	*	Vertex Pharmaceuticals, Inc	232,483

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,893	*	Warner Chilcott Ltd (Class A)	$51,474
5,370	*	Watson Pharmaceuticals, Inc	167,061
		TOTAL CHEMICALS AND ALLIED PRODUCTS	6,782,903

COAL MINING - 0.40%
3,567	*	Alpha Natural Resources, Inc	63,314
7,395		Arch Coal, Inc	98,871
9,198		Consol Energy, Inc	232,158
4,339		Massey Energy Co	43,911
		TOTAL COAL MINING	438,254

COMMUNICATIONS - 4.05%
20,050	*	American Tower Corp (Class A)	610,121
11,399		Cablevision Systems Corp (Class A)	147,503
30,244		CBS Corp (Class B)	116,137
1,811	*	Central European Media Enterprises Ltd (Class A)	20,754
5,063		CenturyTel, Inc	142,372
3,774	*	Clearwire Corp (Class A)	19,436
14,179	*	Crown Castle International Corp	289,393
2,541	*	CTC Media, Inc	11,587
10,007	*	DISH Network Corp (Class A)	111,178
7,407		Embarq Corp	280,355
1,624	*	Equinix, Inc	91,188
16,418		Frontier Communications Corp	117,881
4,006		Global Payments, Inc	133,840
1,151		Hearst-Argyle Television, Inc	4,788
4,729	*	IAC/InterActiveCorp	72,023
2,655	*	Leap Wireless International, Inc	92,580
73,580	*	Level 3 Communications, Inc	67,694
13,699	*	Liberty Global, Inc (Class A)	199,457
5,641	*	Liberty Media Corp - Capital (Series A)	39,374
25,924	*	Liberty Media Corp - Entertainment (Series A)	517,184
28,852	*	Liberty Media Holding Corp (Interactive A)	83,671
12,402	*	MetroPCS Communications, Inc	211,826
3,954	*	NeuStar, Inc (Class A)	66,230
8,441	*	NII Holdings, Inc (Class B)	126,615
75,623		Qwest Communications International, Inc	258,631
5,838	*	SBA Communications Corp (Class A)	136,025
4,409		Scripps Networks Interactive (Class A)	99,247
5,212		Telephone & Data Systems, Inc	138,170
771	*	US Cellular Corp	25,705
22,866		Windstream Corp	184,300
		TOTAL COMMUNICATIONS	4,415,265

DEPOSITORY INSTITUTIONS - 3.48%
6,524		Associated Banc-Corp	100,731
3,929		Astoria Financial Corp	36,108
4,095		Bancorpsouth, Inc	85,340
2,412		Bank of Hawaii Corp	79,548
1,234		BOK Financial Corp	42,635
1,170		Capitol Federal Financial	44,238
2,021		City National Corp	68,249

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,674		Comerica, Inc	$140,511
3,183		Commerce Bancshares, Inc	115,543
2,960		Cullen/Frost Bankers, Inc	138,942
23,820		Fifth Third Bancorp	69,554
300		First Citizens Bancshares, Inc (Class A)	39,540
10,351		First Horizon National Corp	111,169
8,641		Fulton Financial Corp	57,290
26,050		Hudson City Bancorp, Inc	304,524
16,871		Huntington Bancshares, Inc	28,006
25,095		Keycorp	197,498
3,305		M&T Bank Corp	149,518
14,053		Marshall & Ilsley Corp	79,118
4,547	*	Metavante Technologies, Inc	90,758
17,573		New York Community Bancorp, Inc	196,290
11,118		Northern Trust Corp	665,078
17,409		People's United Financial, Inc	312,839
15,032		Popular, Inc	32,770
35,693		Regions Financial Corp	152,052
12,682		Synovus Financial Corp	41,217
6,230		TCF Financial Corp	73,265
4,518		TFS Financial Corp	54,803
6,673		Valley National Bancorp	82,545
4,160		Washington Federal, Inc	55,286
2,615		Webster Financial Corp	11,114
3,491		Whitney Holding Corp	39,972
3,140		Wilmington Trust Corp	30,427
6,278		Zions Bancorporation	61,713
		TOTAL DEPOSITORY INSTITUTIONS	3,788,191

EATING AND DRINKING PLACES - 1.30%
5,274		Brinker International, Inc	79,637
4,054		Burger King Holdings, Inc	93,039
1,675	*	Chipotle Mexican Grill, Inc (Class A)	111,187
7,029		Darden Restaurants, Inc	240,814
9,394		Tim Hortons, Inc	238,326
23,752		Yum! Brands, Inc	652,704
		TOTAL EATING AND DRINKING PLACES	1,415,707

EDUCATIONAL SERVICES - 1.04%
6,394	*	Apollo Group, Inc (Class A)	500,842
4,578	*	Career Education Corp	109,689
3,078		DeVry, Inc	148,298
1,952	*	ITT Educational Services, Inc	237,012
740		Strayer Education, Inc	133,104
		TOTAL EDUCATIONAL SERVICES	1,128,945

ELECTRIC, GAS, AND SANITARY SERVICES - 9.63%
34,279	*	AES Corp	199,161
3,920		AGL Resources, Inc	103,998
8,579		Allegheny Energy, Inc	198,775
5,585		Alliant Energy Corp	137,894
10,515		Ameren Corp	243,843

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
20,141		American Electric Power Co, Inc	$508,762
3,175		American Water Works Co, Inc	61,087
6,845		Aqua America, Inc	136,900
4,622		Atmos Energy Corp	106,861
18,031	*	Calpine Corp	122,791
17,535		Centerpoint Energy, Inc	182,890
11,497		CMS Energy Corp	136,124
13,791		Consolidated Edison, Inc	546,261
10,166		Constellation Energy Group, Inc	210,030
5,954	*	Covanta Holding Corp	77,938
5,782		DPL, Inc	130,326
8,216		DTE Energy Co	227,583
23,064	*	Dynegy, Inc (Class A)	32,520
16,363		Edison International	471,418
35,186		El Paso Corp	219,913
3,692		Energen Corp	107,548
6,163		Great Plains Energy, Inc	83,016
4,333		Hawaiian Electric Industries, Inc	59,535
3,886		Integrys Energy Group, Inc	101,191
9,345		MDU Resources Group, Inc	150,828
7,536	*	Mirant Corp	85,910
4,082		National Fuel Gas Co	125,195
14,216		NiSource, Inc	139,317
8,820		Northeast Utilities	190,424
12,038	*	NRG Energy, Inc	211,869
5,359		NSTAR	170,845
4,670		OGE Energy Corp	111,239
5,319		Oneok, Inc	120,369
11,050		Pepco Holdings, Inc	137,904
18,059		PG&E Corp	690,214
5,048		Pinnacle West Capital Corp	134,075
18,860		PPL Corp	541,470
14,034		Progress Energy, Inc	508,873
8,697		Questar Corp	255,953
15,798	*	Reliant Energy, Inc	50,396
16,366		Republic Services, Inc	280,677
5,848		SCANA Corp	180,645
12,663		Sempra Energy	585,536
11,914		Sierra Pacific Resources	111,872
5,325		Southern Union Co	81,047
4,333	*	Stericycle, Inc	206,814
10,751		TECO Energy, Inc	119,874
5,519		UGI Corp	130,304
4,060		Vectren Corp	85,625
5,946		Wisconsin Energy Corp	244,797
22,889		Xcel Energy, Inc	426,422
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,484,859

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.36%
4,129	*	ADC Telecommunications, Inc	18,126
33,590	*	Advanced Micro Devices, Inc	102,450
15,221		Altera Corp	267,129

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,446		Ametek, Inc	$170,296
8,810		Amphenol Corp (Class A)	250,997
14,729		Analog Devices, Inc	283,828
22,917	*	Atmel Corp	83,189
7,679	*	Avnet, Inc	134,459
2,991		AVX Corp	27,158
25,795	*	Broadcom Corp (Class A)	515,385
4,687	*	Ciena Corp	36,465
8,741		Cooper Industries Ltd (Class A)	226,042
4,370	*	Cree, Inc	102,826
7,390	*	Cypress Semiconductor Corp	50,030
2,445	*	Dolby Laboratories, Inc (Class A)	83,399
8,272		Eaton Corp	304,906
2,386	*	EchoStar Corp (Class A)	35,384
2,926	*	Energizer Holdings, Inc	145,393
6,796	*	Fairchild Semiconductor International, Inc	25,349
2,590		Harman International Industries, Inc	35,043
6,762		Harris Corp	195,692
8,474	*	Integrated Device Technology, Inc	38,557
3,381	*	International Rectifier Corp	45,677
6,284		Intersil Corp (Class A)	72,266
3,284	*	Jarden Corp	41,608
10,846	*	JDS Uniphase Corp	35,250
6,154		L-3 Communications Holdings, Inc	417,242
2,136		Lincoln Electric Holdings, Inc	67,690
11,289		Linear Technology Corp	259,421
32,527	*	LSI Logic Corp	98,882
24,670	*	Marvell Technology Group Ltd	225,977
11,371	*	MEMC Electronic Materials, Inc	187,508
9,280		Microchip Technology, Inc	196,643
38,790	*	Micron Technology, Inc	157,487
6,910		Molex, Inc	94,943
11,498		National Semiconductor Corp	118,084
17,235	*	NetApp, Inc	255,767
5,077	*	Novellus Systems, Inc	84,431
27,837	*	Nvidia Corp	274,473
20,578	*	ON Semiconductor Corp	80,254
6,142	*	QLogic Corp	68,299
5,527	*	Rambus, Inc	52,285
2,372	*	Silicon Laboratories, Inc	62,621
183,755	*	Sirius XM Radio, Inc	64,314
2,693	*	Sunpower Corp (Class A)	64,040
1,506	*	Sunpower Corp (Class B)	29,819
2,083		Teleflex, Inc	81,424
19,115	*	Tellabs, Inc	87,547
2,806	*	Thomas & Betts Corp	70,206
3,821	*	Varian Semiconductor Equipment Associates, Inc	82,763
8,963	*	Vishay Intertechnology, Inc	31,191
3,820		Whirlpool Corp	113,034
14,173		Xilinx, Inc	271,555
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,924,804

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
ENGINEERING AND MANAGEMENT SERVICES - 2.16%
5,478	*	Aecom Technology Corp	$142,866
6,606	*	Amylin Pharmaceuticals, Inc	77,621
1,714		Corporate Executive Board Co	24,853
8,906		Fluor Corp	307,702
3,548	*	Genpact Ltd	31,435
2,727	*	Gen-Probe, Inc	124,297
4,883	*	Hewitt Associates, Inc (Class A)	145,318
6,113	*	Jacobs Engineering Group, Inc	236,329
8,840		KBR, Inc	122,080
11,530	*	McDermott International, Inc	154,387
16,244		Paychex, Inc	416,982
10,371	*	SAIC, Inc	193,627
4,233	*	Shaw Group, Inc	116,027
4,307	*	URS Corp	174,046
4,074	*	VCA Antech, Inc	91,869
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,359,439

FABRICATED METAL PRODUCTS - 1.24%
1,691	*	Alliant Techsystems, Inc	113,263
3,412		Aptargroup, Inc	106,250
4,929		Ball Corp	213,919
5,740		Commercial Metals Co	66,297
2,366		Crane Co	39,938
8,054	*	Crown Holdings, Inc	183,067
8,428		Parker Hannifin Corp	286,383
4,819		Pentair, Inc	104,428
2,946		Snap-On, Inc	73,945
3,984		Stanley Works	116,014
907		Valmont Industries, Inc	45,540
		TOTAL FABRICATED METAL PRODUCTS	1,349,044

FOOD AND KINDRED PRODUCTS - 3.73%
6,114		Bunge Ltd	346,358
10,355		Campbell Soup Co	283,313
16,247		Coca-Cola Enterprises, Inc	214,298
22,760		ConAgra Foods, Inc	383,960
9,077	*	Constellation Brands, Inc (Class A)	108,016
3,763		Corn Products International, Inc	79,776
9,953		Del Monte Foods Co	72,557
12,680	*	Dr Pepper Snapple Group, Inc	214,419
15,812		H.J. Heinz Co	522,744
3,644	*	Hansen Natural Corp	131,184
7,701		Hershey Co	267,610
3,574		Hormel Foods Corp	113,332
5,962		J.M. Smucker Co	222,204
5,773		McCormick & Co, Inc	170,708
1,740	*	Mead Johnson Nutrition Co	50,234
5,876		Molson Coors Brewing Co (Class B)	201,429
7,053		Pepsi Bottling Group, Inc	156,153
3,035		PepsiAmericas, Inc	52,354
35,509		Sara Lee Corp	286,913

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,441	*	Smithfield Foods, Inc	$51,472
15,020		Tyson Foods, Inc (Class A)	141,038
		TOTAL FOOD AND KINDRED PRODUCTS	4,070,072

FOOD STORES - 1.10%
1,370	*	Panera Bread Co (Class A)	76,583
21,943		Safeway, Inc	443,029
36,529	*	Starbucks Corp	405,837
10,863		Supervalu, Inc	155,124
7,185		Whole Foods Market, Inc	120,708
		TOTAL FOOD STORES	1,201,281

FORESTRY - 0.38%
3,989		Rayonier, Inc	120,548
10,622		Weyerhaeuser Co	292,848
		TOTAL FORESTRY	413,396

FURNITURE AND FIXTURES - 0.30%
3,177		Hill-Rom Holdings, Inc	31,421
2,675	*	Kinetic Concepts, Inc	56,496
7,773		Leggett & Platt, Inc	100,971
18,329		Masco Corp	127,936
2,923		Steelcase, Inc (Class A)	14,644
		TOTAL FURNITURE AND FIXTURES	331,468

FURNITURE AND HOME FURNISHINGS STORES - 0.60%
12,995	*	Bed Bath & Beyond, Inc	321,626
8,175	*	GameStop Corp (Class A)	229,064
6,404		RadioShack Corp	54,882
5,021		Williams-Sonoma, Inc	50,612
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	656,184

GENERAL BUILDING CONTRACTORS - 0.68%
6,571		Centex Corp	49,283
16,024		DR Horton, Inc	155,432
3,584		KB Home	47,237
6,849		Lennar Corp (Class A)	51,436
1,823		MDC Holdings, Inc	56,768
204	*	NVR, Inc	87,261
10,321		Pulte Homes, Inc	112,809
6,655	*	Toll Brothers, Inc	120,855
2,649		Walter Industries, Inc	60,583
		TOTAL GENERAL BUILDING CONTRACTORS	741,664

GENERAL MERCHANDISE STORES - 1.39%
4,047	*	Big Lots, Inc	84,097
3,104	*	BJ's Wholesale Club, Inc	99,297
7,126		Family Dollar Stores, Inc	237,794
11,112		JC Penney Co, Inc	223,018
21,524		Macy's, Inc	191,564
7,350	*	Saks, Inc	13,745

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,711	*	Sears Holdings Corp	$123,920
21,303		TJX Cos, Inc	546,208
		TOTAL GENERAL MERCHANDISE STORES	1,519,643

HEALTH SERVICES - 2.53%
7,635		AmerisourceBergen Corp	249,359
2,023		Brookdale Senior Living, Inc	10,216
4,885	*	Community Health Systems, Inc	74,936
3,158	*	Covance, Inc	112,520
7,708	*	Coventry Health Care, Inc	99,742
5,342	*	DaVita, Inc	234,781
2,749	*	Edwards Lifesciences Corp	166,672
10,549	*	Express Scripts, Inc	487,047
12,483	*	Health Management Associates, Inc (Class A)	32,206
5,642	*	Laboratory Corp of America Holdings	330,001
2,778	*	LifePoint Hospitals, Inc	57,949
3,669	*	Lincare Holdings, Inc	79,984
5,374		Omnicare, Inc	131,609
2,388	*	Pediatrix Medical Group, Inc	70,374
5,378		Pharmaceutical Product Development, Inc	127,566
8,008		Quest Diagnostics, Inc	380,220
22,321	*	Tenet Healthcare Corp	25,892
2,380		Universal Health Services, Inc (Class B)	91,249
		TOTAL HEALTH SERVICES	2,762,323

HOLDING AND OTHER INVESTMENT OFFICES - 5.65%
2,080	*	Affiliated Managers Group, Inc	86,757
1,535		Alexandria Real Estate Equities, Inc	55,874
6,160		Allied Capital Corp	9,794
4,913		AMB Property Corp	70,747
26,960		Annaly Mortgage Management, Inc	373,935
5,458		Apartment Investment & Management Co (Class A)	29,910
3,930		AvalonBay Communities, Inc	184,946
6,102		Boston Properties, Inc	213,753
5,968		Brandywine Realty Trust	17,009
2,265		BRE Properties, Inc (Class A)	44,462
2,479		Camden Property Trust	53,497
2,265		CBL & Associates Properties, Inc	5,345
7,997		Developers Diversified Realty Corp	17,034
3,744		Digital Realty Trust, Inc	124,226
5,650		Douglas Emmett, Inc	41,754
7,774		Duke Realty Corp	42,757
13,812		Equity Residential	253,450
1,247		Essex Property Trust, Inc	71,503
2,962		Federal Realty Investment Trust	136,252
10,052		General Growth Properties, Inc	7,137
12,620		HCP, Inc	225,267
5,427		Health Care REIT, Inc	166,012
4,731		Hospitality Properties Trust	56,772
26,197		Host Marriott Corp	102,692
11,450		HRPT Properties Trust	36,526
34,170		iShares Russell Midcap Index Fund	1,845,523

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,849		iStar Financial, Inc	$22,056
1,803		Kilroy Realty Corp	30,994
11,900		Kimco Realty Corp	90,678
4,989		Liberty Property Trust	94,492
3,536		Macerich Co	22,135
3,064		Mack-Cali Realty Corp	60,698
5,220		Nationwide Health Properties, Inc	115,832
8,578		Plum Creek Timber Co, Inc	249,362
13,286		Prologis	86,359
6,408		Public Storage, Inc	354,042
3,557		Regency Centers Corp	94,509
3,060		SL Green Realty Corp	33,048
2,707		Taubman Centers, Inc	46,127
7,827		UDR, Inc	67,390
6,699		Ventas, Inc	151,464
14,839		Virgin Media, Inc	71,227
6,814		Vornado Realty Trust	226,497
3,311		WABCO Holdings, Inc	40,758
3,571		Weingarten Realty Investors	33,996
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,164,598

HOTELS AND OTHER LODGING PLACES - 0.49%
3,831		Boyd Gaming Corp	14,290
1,443		Choice Hotels International, Inc	37,258
15,048		Marriott International, Inc (Class A)	246,184
6,541	*	MGM Mirage	15,241
1,875		Orient-Express Hotels Ltd (Class A)	7,688
9,471		Starwood Hotels & Resorts Worldwide, Inc	120,282
9,095		Wyndham Worldwide Corp	38,199
2,937		Wynn Resorts Ltd	58,652
		TOTAL HOTELS AND OTHER LODGING PLACES	537,794

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.29%
4,403	*	AGCO Corp	86,299
3,111		Black & Decker Corp	98,183
17,996	*	Brocade Communications Systems, Inc	62,086
3,778		Bucyrus International, Inc (Class A)	57,350
2,886		Carlisle Cos, Inc	56,652
10,211		Cummins, Inc	259,870
3,456		Diebold, Inc	73,786
3,961		Donaldson Co, Inc	106,313
9,514		Dover Corp	250,979
4,343	*	Dresser-Rand Group, Inc	95,980
2,950		Flowserve Corp	165,554
6,422	*	FMC Technologies, Inc	201,458
2,779	*	Gardner Denver, Inc	60,415
2,951		Graco, Inc	50,374
4,317		IDEX Corp	94,413
15,711		Ingersoll-Rand Co Ltd (Class A)	216,812
15,897		International Game Technology	146,570
9,114		ITT Industries, Inc	350,617
10,768		Jabil Circuit, Inc	59,870

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,650		John Bean Technologies Corp	$17,259
5,200		Joy Global, Inc	110,760
3,990		Kennametal, Inc	64,678
6,265	*	Lam Research Corp	142,654
2,322		Lennox International, Inc	61,440
3,969	*	Lexmark International, Inc (Class A)	66,957
7,454		Manitowoc Co, Inc	24,375
2,573	*	Oil States International, Inc	34,530
6,158		Pall Corp	125,808
10,460		Pitney Bowes, Inc	244,241
11,079	*	SanDisk Corp	140,149
3,139	*	Scientific Games Corp (Class A)	38,013
24,299		Seagate Technology, Inc	146,037
2,635		SPX Corp	123,871
9,172	*	Teradata Corp	148,770
4,681	*	Terex Corp	43,299
12,980		Textron, Inc	74,505
3,951		Timken Co	55,156
1,827		Toro Co	44,177
6,430	*	Varian Medical Systems, Inc	195,729
11,328	*	Western Digital Corp	219,084
3,163	*	Zebra Technologies Corp (Class A)	60,160
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,675,233

INSTRUMENTS AND RELATED PRODUCTS - 4.99%
17,400	*	Agilent Technologies, Inc	267,438
15,386		Allergan, Inc	734,834
4,982		Bard (C.R.), Inc	397,165
3,177		Beckman Coulter, Inc	162,059
2,318		Cooper Cos, Inc	61,288
7,602		Dentsply International, Inc	204,114
14,472		Eastman Kodak Co	54,994
7,057	*	Flir Systems, Inc	144,527
5,890		Garmin Ltd	124,927
3,347		Hillenbrand, Inc	53,585
13,049	*	Hologic, Inc	170,811
6,150	*	Illumina, Inc	229,026
1,926	*	Intuitive Surgical, Inc	183,663
1,742	*	Itron, Inc	82,484
8,705		Kla-Tencor Corp	174,100
1,799	*	Mettler-Toledo International, Inc	92,343
2,821	*	Millipore Corp	161,954
2,890		National Instruments Corp	53,899
5,666		PerkinElmer, Inc	72,355
3,880	*	Resmed, Inc	137,119
7,327		Rockwell Automation, Inc	160,022
8,090		Rockwell Collins, Inc	264,058
4,484		Roper Industries, Inc	190,346
17,151	*	St. Jude Medical, Inc	623,095
2,003		Techne Corp	109,584
8,826	*	Teradyne, Inc	38,658
6,236	*	Trimble Navigation Ltd	95,286

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,102	*	Waters Corp	$188,519
45,962		Xerox Corp	209,127
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	5,441,380

INSURANCE AGENTS, BROKERS AND SERVICE - 1.24%
14,027		AON Corp	572,582
5,954		Brown & Brown, Inc	112,590
4,910		Gallagher (Arthur J.) & Co	83,470
25,680		Marsh & McLennan Cos, Inc	520,020
380		White Mountains Insurance Group Ltd	65,326
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,353,988

INSURANCE CARRIERS - 4.34%
271	*	Alleghany Corp	73,482
2,458		Allied World Assurance Holdings Ltd	93,478
3,747		American Financial Group, Inc	60,139
675		American National Insurance Co	35,377
2,322	*	Arch Capital Group Ltd	125,063
5,943		Assurant, Inc	129,439
6,922		Axis Capital Holdings Ltd	156,022
14,111		Cigna Corp	248,213
7,458		Cincinnati Financial Corp	170,564
1,580		CNA Financial Corp	14,473
8,173	*	Conseco, Inc	7,519
2,460		Endurance Specialty Holdings Ltd	61,352
1,689		Erie Indemnity Co (Class A)	57,730
3,154		Everest Re Group Ltd	223,303
10,738		Fidelity National Title Group, Inc (Class A)	209,498
4,740		First American Corp	125,657
22,097		Genworth Financial, Inc (Class A)	41,984
2,514		Hanover Insurance Group, Inc	72,453
5,790		HCC Insurance Holdings, Inc	145,850
5,447	*	Health Net, Inc	78,873
8,479	*	Humana, Inc	221,132
9,041		Leucadia National Corp	134,620
13,047		Lincoln National Corp	87,284
515	*	Markel Corp	146,198
8,241	*	MBIA, Inc	37,744
1,390		Mercury General Corp	41,283
7,478		MGIC Investment Corp	10,619
11,617		Old Republic International Corp	125,696
770		OneBeacon Insurance Group Ltd (Class A)	7,438
2,732		PartnerRe Ltd	169,575
13,079		Principal Financial Group	106,986
34,251		Progressive Corp	460,334
3,530		Protective Life Corp	18,533
3,520		Reinsurance Group of America, Inc (Class A)	114,013
3,071		RenaissanceRe Holdings Ltd	151,830
2,270		Stancorp Financial Group, Inc	51,711
4,362		Torchmark Corp	114,415
1,259		Transatlantic Holdings, Inc	44,909
2,020		Unitrin, Inc	28,240

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
17,749		UnumProvident Corp	$221,863
7,359		W.R. Berkley Corp	165,945
2,346	*	WellCare Health Plans, Inc	26,393
69		Wesco Financial Corp	19,044
16,461		XL Capital Ltd (Class A)	89,877
		TOTAL INSURANCE CARRIERS	4,726,151

JUSTICE, PUBLIC ORDER AND SAFETY - 0.07%
6,002	*	Corrections Corp of America	76,886
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	76,886

LEATHER AND LEATHER PRODUCTS - 0.25%
16,107	*	Coach, Inc	268,987
		TOTAL LEATHER AND LEATHER PRODUCTS	268,987

LEGAL SERVICES - 0.11%
2,469	*	FTI Consulting, Inc	122,166
		TOTAL LEGAL SERVICES	122,166

METAL MINING - 0.14%
5,806		Cleveland-Cliffs, Inc	105,437
2,345		Foundation Coal Holdings, Inc	33,651
3,880	*	Patriot Coal Corp	14,395
		TOTAL METAL MINING	153,483

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
697		Armstrong World Industries, Inc	7,674
6,142		Hasbro, Inc	153,980
1,951	*	Intrepid Potash, Inc	35,996
18,130		Mattel, Inc	209,039
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	406,689

MISCELLANEOUS RETAIL - 0.83%
1,754		Barnes & Noble, Inc	37,501
4,396	*	Dick's Sporting Goods, Inc	62,731
4,601	*	Dollar Tree, Inc	204,974
1,605	*	HSN, Inc	8,250
2,124		MSC Industrial Direct Co (Class A)	65,993
13,724	*	Office Depot, Inc	17,978
4,455		OfficeMax, Inc	13,900
6,478		Petsmart, Inc	135,779
2,037	*	Priceline.com, Inc	160,474
24,657	*	Rite Aid Corp	8,877
4,420		Signet Jewelers Ltd	50,609
6,429		Tiffany & Co	138,609
		TOTAL MISCELLANEOUS RETAIL	905,675

MOTION PICTURES - 0.33%
637	*	Ascent Media Corp (Series A)	15,925
4,574	*	Discovery Communications, Inc (Class A)	73,275
9,264	*	Discovery Communications, Inc (Class C)	135,718

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,093	*	DreamWorks Animation SKG, Inc (Class A)	$88,573
3,720		Regal Entertainment Group (Class A)	49,885
		TOTAL MOTION PICTURES	363,376

NONDEPOSITORY INSTITUTIONS - 0.52%
10,180		American Capital Ltd	19,037
6,282	*	AmeriCredit Corp	36,813
9,039		CapitalSource, Inc	11,028
19,861		CIT Group, Inc	56,604
24,444		Discover Financial Services	154,241
3,140		GLG Partners, Inc	8,918
4,988		Lender Processing Services, Inc	152,682
23,549	*	SLM Corp	116,567
211		Student Loan Corp	9,166
292	*	Tree.com, Inc	1,349
		TOTAL NONDEPOSITORY INSTITUTIONS	566,405

NONMETALLIC MINERALS, EXCEPT FUELS - 0.22%
5,489		Vulcan Materials Co	243,108
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	243,108

OIL AND GAS EXTRACTION - 4.57%
2,960	*	Atwood Oceanics, Inc	49,106
14,651		BJ Services Co	145,777
5,198		Cabot Oil & Gas Corp	122,517
10,874	*	Cameron International Corp	238,467
3,977		Cimarex Energy Co	73,097
1,404	*	CNX Gas Corp	33,289
1,570	*	Continental Resources, Inc	33,300
12,324	*	Denbury Resources, Inc	183,135
3,450		Diamond Offshore Drilling, Inc	216,867
2,533	*	Encore Acquisition Co	58,943
7,356		ENSCO International, Inc	194,198
6,557		Equitable Resources, Inc	205,431
3,258	*	Exterran Holdings, Inc	52,193
5,097	*	Forest Oil Corp	67,026
5,946	*	Global Industries Ltd	22,833
5,225	*	Helix Energy Solutions Group, Inc	26,857
5,263		Helmerich & Payne, Inc	119,839
3,395	*	Hercules Offshore, Inc	5,364
7,691	*	Key Energy Services, Inc	22,150
4,629	*	Mariner Energy, Inc	35,875
14,343	*	Nabors Industries Ltd	143,287
6,699	*	Newfield Exploration Co	152,067
8,643		Noble Energy, Inc	465,684
2,690	*	Oceaneering International, Inc	99,180
7,833		Patterson-UTI Energy, Inc	70,184
12,606	*	PetroHawk Energy Corp	242,413
6,084		Pioneer Natural Resources Co	100,203
5,453	*	Plains Exploration & Production Co	93,955
8,344	*	Pride International, Inc	150,025
6,196	*	Quicksilver Resources, Inc	34,326

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,739		Range Resources Corp	$318,537
5,406		Rowan Cos, Inc	64,710
1,092	*	SEACOR Holdings, Inc	63,675
10,829		Smith International, Inc	232,607
17,266	*	Southwestern Energy Co	512,627
2,946		St. Mary Land & Exploration Co	38,976
4,138	*	Superior Energy Services	53,339
4,889	*	Tetra Technologies, Inc	15,889
2,693		Tidewater, Inc	99,991
2,144	*	Unit Corp	44,852
1,550		W&T Offshore, Inc	9,533
2,622	*	Whiting Petroleum Corp	67,779
		TOTAL OIL AND GAS EXTRACTION	4,980,103

PAPER AND ALLIED PRODUCTS - 0.60%
5,066		Bemis Co	106,234
20,880	*	Domtar Corporation	19,836
1,789		Greif, Inc (Class A)	59,556
21,255		International Paper Co	149,635
8,810		MeadWestvaco Corp	105,632
5,204		Packaging Corp of America	67,756
5,116		Sonoco Products Co	107,334
6,376		Temple-Inland, Inc	34,239
		TOTAL PAPER AND ALLIED PRODUCTS	650,222

PERSONAL SERVICES - 0.50%
6,756		Cintas Corp	167,008
16,324		H&R Block, Inc	296,934
12,382		Service Corp International	43,213
1,972		Weight Watchers International, Inc	36,581
		TOTAL PERSONAL SERVICES	543,736

PETROLEUM AND COAL PRODUCTS - 0.80%
3,989		Ashland, Inc	41,206
5,282		Frontier Oil Corp	67,557
2,245		Holly Corp	47,594
9,533		Murphy Oil Corp	426,792
5,540	*	SandRidge Energy, Inc	36,509
5,992		Sunoco, Inc	158,668
6,995		Tesoro Corp	94,223
		TOTAL PETROLEUM AND COAL PRODUCTS	872,549

PIPELINES, EXCEPT NATURAL GAS - 0.41%
31,776		Spectra Energy Corp	449,313
		TOTAL PIPELINES, EXCEPT NATURAL GAS	449,313

PRIMARY METAL INDUSTRIES - 0.83%
5,651		AK Steel Holding Corp	40,235
5,117		Allegheny Technologies, Inc	112,216
1,902		Carpenter Technology Corp	26,856
4,136	*	Century Aluminum Co	8,727

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,605	*	CommScope, Inc	$40,953
2,454	*	General Cable Corp	48,638
2,840		Hubbell, Inc (Class B)	76,566
6,996		Precision Castparts Corp	419,061
1,226		Schnitzer Steel Industries, Inc (Class A)	38,484
8,574		Steel Dynamics, Inc	75,537
4,181		Titanium Metals Corp	22,870
		TOTAL PRIMARY METAL INDUSTRIES	910,143

PRINTING AND PUBLISHING - 0.89%
2,800		Dun & Bradstreet Corp	215,600
1,462		EW Scripps Co (Class A)	1,974
12,530		Gannett Co, Inc	27,566
2,012		John Wiley & Sons, Inc (Class A)	59,917
16,220		McGraw-Hill Cos, Inc	370,951
1,812		Meredith Corp	30,152
2,415	*	MSCI, Inc (Class A)	40,838
6,124		New York Times Co (Class A)	27,680
10,210		R.R. Donnelley & Sons Co	74,839
328		Washington Post Co (Class B)	117,129
		TOTAL PRINTING AND PUBLISHING	966,646

RAILROAD TRANSPORTATION - 0.05%
4,410	*	Kansas City Southern Industries, Inc	56,051
		TOTAL RAILROAD TRANSPORTATION	56,051

REAL ESTATE - 0.16%
10,930	*	CB Richard Ellis Group, Inc (Class A)	44,048
2,952		Forest City Enterprises, Inc (Class A)	10,627
1,936		Jones Lang LaSalle, Inc	45,031
4,423	*	St. Joe Co	74,041
		TOTAL REAL ESTATE	173,747

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
12,093	*	Goodyear Tire & Rubber Co	75,702
13,534		Newell Rubbermaid, Inc	86,347
8,160		Sealed Air Corp	112,608
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	274,657

SECURITY AND COMMODITY BROKERS - 2.35%
11,138		Ameriprise Financial, Inc	228,218
7,135		Broadridge Financial Solutions, Inc	132,782
19,922	*	E*Trade Financial Corp	25,500
5,218		Eaton Vance Corp	119,231
4,402		Federated Investors, Inc (Class B)	97,989
3,547	*	IntercontinentalExchange, Inc	264,145
19,790		Invesco Ltd	274,289
2,078	*	Investment Technology Group, Inc	53,031
8,545		Janus Capital Group, Inc	56,824
6,269		Jefferies Group, Inc	86,512
3,837		Lazard Ltd (Class A)	112,808

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,124		Legg Mason, Inc	$113,272
5,080	*	MF Global Ltd	21,488
962	*	Morningstar, Inc	32,852
6,730	*	Nasdaq Stock Market, Inc	131,773
4,885		Raymond James Financial, Inc	96,235
6,906		SEI Investments Co	84,322
13,050		T Rowe Price Group, Inc	376,624
12,372	*	TD Ameritrade Holding Corp	170,857
4,424		Waddell & Reed Financial, Inc (Class A)	79,942
		TOTAL SECURITY AND COMMODITY BROKERS	2,558,694

SPECIAL TRADE CONTRACTORS - 0.20%
10,051	*	Quanta Services, Inc	215,594
		TOTAL SPECIAL TRADE CONTRACTORS	215,594

STONE, CLAY, AND GLASS PRODUCTS - 0.43%
2,019		Eagle Materials, Inc	48,961
6,782		Gentex Corp	67,549
2,113		Martin Marietta Materials, Inc	167,560
3,932	*	Owens Corning, Inc	35,545
8,474	*	Owens-Illinois, Inc	122,365
3,078	*	USG Corp	23,424
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	465,404

TEXTILE MILL PRODUCTS - 0.08%
2,890	*	Mohawk Industries, Inc	86,324
		TOTAL TEXTILE MILL PRODUCTS	86,324

TOBACCO PRODUCTS - 0.67%
7,834		Fortune Brands, Inc	192,325
8,727		Lorillard, Inc	538,805
		TOTAL TOBACCO PRODUCTS	731,130

TRANSPORTATION BY AIR - 0.50%
13,672	*	AMR Corp	43,614
6,188	*	Continental Airlines, Inc (Class B)	54,516
1,605		Copa Holdings S.A. (Class A)	46,015
29,799	*	Delta Air Lines, Inc	167,768
37,241		Southwest Airlines Co	235,736
		TOTAL TRANSPORTATION BY AIR	547,649

TRANSPORTATION EQUIPMENT - 1.26%
3,640		Autoliv, Inc	67,595
4,615	*	BE Aerospace, Inc	40,012
1,604	*	Federal Mogul Corp (Class A)	10,715
116,145	*	Ford Motor Co	305,460
27,661		General Motors Corp	53,662
8,269		Genuine Parts Co	246,912
6,293		Goodrich Corp	238,442
12,051		Harley-Davidson, Inc	161,363
4,298		Harsco Corp	95,287

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,502		Oshkosh Truck Corp	$30,343
5,355	*	Spirit Aerosystems Holdings, Inc (Class A)	53,389
1,675		Thor Industries, Inc	26,164
4,218		Trinity Industries, Inc	38,553
3,375	*	TRW Automotive Holdings Corp	10,868
		TOTAL TRANSPORTATION EQUIPMENT	1,378,765

TRANSPORTATION SERVICES - 0.75%
8,574		CH Robinson Worldwide, Inc	391,059
10,719		Expeditors International Washington, Inc	303,241
2,545		GATX Corp	51,485
2,645	*	Interval Leisure Group, Inc	14,019
4,726		UTI Worldwide, Inc	56,476
		TOTAL TRANSPORTATION SERVICES	816,280

TRUCKING AND WAREHOUSING - 0.21%
2,331		Con-way, Inc	41,795
4,246		J.B. Hunt Transport Services, Inc	102,371
2,662		Landstar System, Inc	89,097
		TOTAL TRUCKING AND WAREHOUSING	233,263

WATER TRANSPORTATION - 0.25%
2,168		Alexander & Baldwin, Inc	41,257
2,340		Frontline Ltd	40,693
2,855	*	Kirby Corp	76,057
1,234		Overseas Shipholding Group, Inc	27,975
7,134		Royal Caribbean Cruises Ltd	57,143
1,797		Teekay Corp	25,571
		TOTAL WATER TRANSPORTATION	268,696

WHOLESALE TRADE-DURABLE GOODS - 0.92%
6,247	*	Arrow Electronics, Inc	119,068
5,822		BorgWarner, Inc	118,187
8,566	*	Ingram Micro, Inc (Class A)	108,274
6,675	*	LKQ Corp	95,252
6,119	*	Patterson Cos, Inc	115,404
3,048		Reliance Steel & Aluminum Co	80,254
2,462	*	Tech Data Corp	53,622
3,833		W.W. Grainger, Inc	269,000
2,330	*	WESCO International, Inc	42,220
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,001,281

WHOLESALE TRADE-NONDURABLE GOODS - 0.92%
4,222		Airgas, Inc	142,746
3,362	*	Bare Escentuals, Inc	13,784
5,283		Brown-Forman Corp (Class B)	205,140
2,319	*	Central European Distribution Corp	24,952
6,993	*	Dean Foods Co	126,433
6,104	*	Endo Pharmaceuticals Holdings, Inc	107,919
4,620	*	Henry Schein, Inc	184,846
3,105		Herbalife Ltd	46,513

TIAA-CREF FUNDS - Mid-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,200		Terra Industries, Inc	$146,068
380		Valhi, Inc	3,564
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,001,965

		TOTAL COMMON STOCKS	108,067,843
		(Cost $163,433,524)

RIGHTS / WARRANTS - 0.00%**
EATING AND DRINKING PLACES -0.00%**
48	m	Krispy Kreme Doughnuts, Inc	0
		TOTAL EATING AND DRINKING PLACES	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

		TOTAL INVESTMENTS - 99.13%	108,067,843
		(Cost $163,433,524)
		OTHER ASSETS AND LIABILITIES, NET - 0.87%	943,789
		NET ASSETS - 100.00%	$109,011,632

	*	Non-income producing
	**	Percentage represents less than 0.01%
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

TIAA-CREF FUNDS
SMALL-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.09%

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.08%
4,200		Cal-Maine Foods, Inc	$94,038
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	94,038

AGRICULTURAL SERVICES - 0.07%
4,326	*	Cadiz, Inc	34,521
3,795		Calavo Growers, Inc	45,616
		TOTAL AGRICULTURAL SERVICES	80,137

AMUSEMENT AND RECREATION SERVICES - 0.83%
19,457	*	Bally Technologies, Inc	358,397
6,511		Dover Downs Gaming & Entertainment, Inc	19,989
3,704		Dover Motorsports, Inc	6,852
12,310	*	Life Time Fitness, Inc	154,614
7,691	*	Town Sports International Holdings, Inc	22,996
15,627	*	WMS Industries, Inc	326,761
7,411		World Wrestling Entertainment, Inc (Class A)	85,523
		TOTAL AMUSEMENT AND RECREATION SERVICES	975,132

APPAREL AND ACCESSORY STORES - 1.60%
23,899	*	Aeropostale, Inc	634,758
12,627	*	American Apparel, Inc	36,871
3,097		Bebe Stores, Inc	20,657
8,302		Buckle, Inc	265,083
1,830	*	Cache, Inc	5,270
1,935		Cato Corp (Class A)	35,372
852	*	Charlotte Russe Holding, Inc	6,944
19,397	*	Chico's FAS, Inc	104,162
8,129		Christopher & Banks Corp	33,248
5,243	*	Citi Trends, Inc	120,012
2,492	*	DSW, Inc (Class A)	23,151
5,151		Finish Line, Inc (Class A)	34,100
15,235	*	J Crew Group, Inc	200,797
1,493	*	JOS A Bank Clothiers, Inc	41,520
1,075	*	New York & Co, Inc	3,816
7,210	*	Tween Brands, Inc	15,429
11,565	*	Under Armour, Inc (Class A)	190,013
32,340	*	Wet Seal, Inc (Class A)	108,662
		TOTAL APPAREL AND ACCESSORY STORES	1,879,865

APPAREL AND OTHER TEXTILE PRODUCTS - 0.63%
3,233	*	G-III Apparel Group Ltd	17,846
7,420	*	Gymboree Corp	158,417
7,256	*	Lululemon Athletica, Inc	62,837
3,773	*	Maidenform Brands, Inc	34,561

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,417	*	True Religion Apparel, Inc	$75,785
16,190	*	Warnaco Group, Inc	388,560
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	738,006

AUTO REPAIR, SERVICES AND PARKING - 0.28%
5,232	*	Midas, Inc	41,437
522		Monro Muffler, Inc	14,266
2,070	*	Standard Parking Corp	33,948
13,100	*	Wright Express Corp	238,683
		TOTAL AUTO REPAIR, SERVICES AND PARKING	328,334

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.04%
3,390	*	Lumber Liquidators, Inc	43,223
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	43,223

BUSINESS SERVICES - 14.93%
5,662	*	3D Systems Corp	37,313
12,329	*	ACI Worldwide, Inc	231,169
15,958	*	Actuate Corp	48,831
7,565		Administaff, Inc	159,848
5,596	*	Advent Software, Inc	186,403
12,323	*	American Reprographics Co	43,623
4,811		American Software, Inc (Class A)	25,354
10,897	*	AMN Healthcare Services, Inc	55,575
9,877		Arbitron, Inc	148,254
2,656	*	ArcSight, Inc	33,917
26,297	*	Ariba, Inc	229,573
45,845	*	Art Technology Group, Inc	116,905
3,997	*	Asset Acceptance Capital Corp	21,224
7,441	*	athenahealth, Inc	179,403
4,555	*	Bankrate, Inc	113,647
6,450		BGC Partners, Inc (Class A)	14,255
14,522		Blackbaud, Inc	168,600
11,014	*	Blackboard, Inc	349,584
11,665	*	Blue Coat Systems, Inc	140,097
25,391	*	BPZ Energy, Inc	93,947
2,178	*	CACI International, Inc (Class A)	79,475
2,871	*	CAI International, Inc	8,125
10,655	*	Callidus Software, Inc	30,900
5,092	*	Capella Education Co	269,876
10,846	*	Cavium Networks, Inc	125,163
15,878	*	CBIZ, Inc	110,670
10,826	*	Chordiant Software, Inc	32,803
3,794	*	Clinical Data, Inc	40,975
15,765	*	Cogent Communications Group, Inc	113,508
8,671	*	Cogent, Inc	103,185
13,885		Cognex Corp	185,365
15,438	*	Commvault Systems, Inc	169,355
4,961	*	Compellent Technologies, Inc	53,876
2,809		Computer Programs & Systems, Inc	93,455
15,365	*	Concur Technologies, Inc	294,854
7,171	*	Constant Contact, Inc	100,322

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
7,016	*	CoStar Group, Inc	$212,234
6,720	*	CSG Systems International, Inc	95,962
24,564	*	Cybersource Corp	363,793
12,357	*	Data Domain, Inc	155,327
10,346	*	DealerTrack Holdings, Inc	135,533
4,106	*	Deltek, Inc	17,779
9,443		Deluxe Corp	90,936
4,724	*	Dice Holdings, Inc	13,133
13,194	*	Digital River, Inc	393,445
9,969	*	DivX, Inc	50,144
2,001	*	DMRC Corp	19,450
6,418	*	Double-Take Software, Inc	43,386
616	*	DynCorp International, Inc (Class A)	8,211
39,246	*	Earthlink, Inc	257,846
2,311	*	Ebix, Inc	57,428
10,674	*	Echelon Corp	86,353
19,411	*	Eclipsys Corp	196,828
18,441	*	Entrust, Inc	27,846
8,484	*	EPIQ Systems, Inc	152,967
43,408	*	Evergreen Energy, Inc	60,424
5,184	*	ExlService Holdings, Inc	44,686
14,278	*	FalconStor Software, Inc	34,124
5,574	*	Forrester Research, Inc	114,601
21,211	*	Gartner, Inc	233,533
9,541	*	Global Cash Access, Inc	36,447
5,924	*	Global Sources Ltd	23,042
2,284	*	Guidance Software, Inc	9,319
15,301	*	Hackett Group, Inc	30,908
14,097		Healthcare Services Group	211,032
8,861		Heartland Payment Systems, Inc	58,571
8,950	*	HMS Holdings Corp	294,455
2,500	*	HSW International, Inc	413
5,662	*	Hudson Highland Group, Inc	6,285
14,143	*	Hypercom Corp	13,577
1,062	*	ICT Group, Inc	5,915
7,084		iGate Corp	22,952
31,527	*	Informatica Corp	418,048
7,196		Infospace, Inc	37,419
10,424	*	Innerworkings, Inc	44,510
6,031	*	Integral Systems, Inc	51,867
6,314		Interactive Data Corp	156,966
4,504	*	Interactive Intelligence, Inc	40,806
9,808	*	Internap Network Services Corp	26,384
3,212	*	Internet Brands, Inc (Class A)	18,854
8,080	*	Internet Capital Group, Inc	32,562
11,605	*	inVentiv Health, Inc	94,697
24,659		Jack Henry & Associates, Inc	402,435
665	*	JDA Software Group, Inc	7,681
5,886	*	Kenexa Corp	31,726
1,297	*	Keynote Systems, Inc	10,285
1,219	*	Kforce, Inc	8,570
9,985	*	Knot, Inc	81,877

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,436	*	Korn/Ferry International	$13,010
41,431	*	Lawson Software, Inc	176,082
5,796	*	Limelight Networks, Inc	19,417
5,471	*	Liquidity Services, Inc	38,242
17,210	*	Magma Design Automation, Inc	12,908
8,882	*	Manhattan Associates, Inc	153,836
7,343	*	Mantech International Corp (Class A)	307,672
7,663		Marchex, Inc (Class B)	26,361
1,570	*	Mentor Graphics Corp	6,971
3,174	*	MicroStrategy, Inc (Class A)	108,519
3,511	*	Monotype Imaging Holdings, Inc	13,131
45,491	*	Move, Inc	65,962
2,285	*	NCI, Inc (Class A)	59,410
1,208	*	Ness Technologies, Inc	3,564
14,425	*	NetFlix, Inc	619,121
8,806	*	Netscout Systems, Inc	63,051
2,766	*	NetSuite, Inc	31,145
14,012		NIC, Inc	72,862
23,492	*	Omniture, Inc	309,859
10,632	*	Online Resources Corp	44,761
4,743	*	OpenTV Corp (Class A)	7,162
4,442	*	Opnet Technologies, Inc	38,512
38,842	*	Parametric Technology Corp	387,643
4,003		PC-Tel, Inc	17,213
5,313		Pegasystems, Inc	98,662
15,428	*	Phase Forward, Inc	197,324
12,419	*	Phoenix Technologies Ltd	20,119
3,504	*	Portfolio Recovery Associates, Inc	94,047
19,122	*	Premiere Global Services, Inc	168,656
13,576	*	Progress Software Corp	235,679
4,964	*	PROS Holdings, Inc	23,083
1,507	*	Protection One, Inc	4,807
3,038		QAD, Inc	7,686
6,283		Quality Systems, Inc	284,306
4,840	*	Rackspace Hosting, Inc	36,252
9,649	*	Radiant Systems, Inc	42,552
11,811	*	Raser Technologies, Inc	49,488
11,598	*	RealNetworks, Inc	27,023
3,440		Renaissance Learning, Inc	30,857
9,640	*	RightNow Technologies, Inc	72,975
7,544	*	Riskmetrics Group Inc	107,804
14,887		Rollins, Inc	255,312
16,817	*	RSC Holdings, Inc	88,457
12,534	*	S1 Corp	64,550
31,154	*	Sapient Corp	139,258
9,461	*	Smith Micro Software, Inc	49,481
2,507	*	SonicWALL, Inc	11,181
70,689	*	Sonus Networks, Inc	110,982
24,131		Sotheby's (Class A)	217,179
5,815	*	Sourcefire, Inc	42,333
9,429	*	Spherion Corp	19,612
6,445	*	SPSS, Inc	183,231

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
8,004	*	SRA International, Inc (Class A)	$117,659
7,250	*	Stratasys, Inc	59,958
9,014	*	SuccessFactors, Inc	68,777
11,054	*	SupportSoft, Inc	21,224
23,736	*	Sybase, Inc	718,962
11,870	*	SYKES Enterprises, Inc	197,398
7,334	*	Synchronoss Technologies, Inc	89,915
4,550		Syntel, Inc	93,639
27,543		Take-Two Interactive Software, Inc	229,984
1,544		TAL International Group, Inc	11,302
9,252	*	Taleo Corp (Class A)	109,359
4,413	*	TechTarget, Inc	10,591
12,897	*	TeleTech Holdings, Inc	140,448
1,545		Textainer Group Holdings Ltd	10,429
6,067		TheStreet.com, Inc	11,952
16,748	*	THQ, Inc	50,914
7,704	*	TNS, Inc	63,019
11,328	*	TradeStation Group, Inc	74,765
1,701	*	TrueBlue, Inc	14,033
8,638	*	Ultimate Software Group, Inc	149,092
4,427	*	Unica Corp	21,382
30,998	*	Valueclick, Inc	263,793
9,413	*	Vasco Data Security International	54,313
4,361	*	Vignette Corp	29,131
2,237	*	Virtusa Corp	13,869
5,642	*	Vocus, Inc	74,982
14,696	*	Websense, Inc	176,352
3,408	*	Website Pros, Inc	11,315
23,873	*	Wind River Systems, Inc	152,787
		TOTAL BUSINESS SERVICES	17,573,655

CHEMICALS AND ALLIED PRODUCTS - 11.71%
8,615	*	Acadia Pharmaceuticals, Inc	8,184
13,184	*	Acorda Therapeutics, Inc	261,175
2,878	*	Acura Pharmaceuticals, Inc	18,477
15,891	*	Adolor Corp	32,418
2,972	*	Albany Molecular Research, Inc	28,026
29,163	*	Alexion Pharmaceuticals, Inc	1,098,278
7,190	*	Alexza Pharmaceuticals, Inc	15,890
33,958	*	Alkermes, Inc	411,911
19,255	*	Allos Therapeutics, Inc	118,996
12,741	*	Alnylam Pharmaceuticals, Inc	242,589
6,102	*	AMAG Pharmaceuticals, Inc	224,371
21,677	*	American Oriental Bioengineering, Inc	83,673
6,234		American Vanguard Corp	80,419
1,209	*	Amicus Therapeutics, Inc	11,038
3,016		Arch Chemicals, Inc	57,183
5,112	*	Ardea Biosciences, Inc	52,602
7,532	*	Arena Pharmaceuticals, Inc	22,671
14,932	*	Arqule, Inc	61,818
17,371	*	Array Biopharma, Inc	45,859
14,639	*	Auxilium Pharmaceuticals, Inc	405,793

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
6,567		Balchem Corp	$165,029
4,511	*	Biodel, Inc	23,502
4,370	*	BioForm Medical, Inc	5,331
4,501	*	BioMimetic Therapeutics, Inc	31,957
9,448	*	Cadence Pharmaceuticals, Inc	88,622
19,298	*	Calgon Carbon Corp	273,453
5,697	*	Cambrex Corp	12,989
4,630	*	Caraco Pharmaceutical Laboratories Ltd	16,298
23,355	*	Cell Genesys, Inc	6,771
5,654	*	Celldex Therapeutics, Inc	36,808
5,778	*	Chattem, Inc	323,857
13,756	*	Columbia Laboratories, Inc	19,809
5,380	*	Cougar Biotechnology, Inc	173,236
20,092	*	Cubist Pharmaceuticals, Inc	328,705
10,852	*	Cypress Bioscience, Inc	77,158
13,159	*	Cytokinetics, Inc	22,370
7,204	*	Cytori Therapeutics, Inc	12,391
34,951	*	Dendreon Corp	146,794
32,277	*	Discovery Laboratories, Inc	39,378
30,121	*	Durect Corp	67,170
3,712	*	Emergent Biosolutions, Inc	50,149
15,710	*	Enzon Pharmaceuticals, Inc	95,360
8,668	*	Facet Biotech Corp	82,346
16,542		Ferro Corp	23,655
19,312	*	Geron Corp	86,325
6,668	*	GTx, Inc	70,547
21,361	*	Halozyme Therapeutics, Inc	116,631
4,527	*	Human Genome Sciences, Inc	3,757
4,169	*	ICO, Inc	8,588
8,148	*	Idenix Pharmaceuticals, Inc	25,096
7,657	*	Idera Pharmaceuticals, Inc	49,541
25,028	*	Immucor, Inc	629,453
17,813	*	Immunogen, Inc	126,472
1,736		Innophos Holdings, Inc	19,582
5,374		Innospec, Inc	20,260
15,232	*	Inspire Pharmaceuticals, Inc	61,842
374		Inter Parfums, Inc	2,180
12,578	*	InterMune, Inc	206,782
20,095	*	Javelin Pharmaceuticals, Inc	28,937
1,010	*	Jazz Pharmaceuticals, Inc	899
391		Koppers Holdings, Inc	5,677
15,075	*	KV Pharmaceutical Co (Class A)	24,874
8,703	*	Landec Corp	48,476
36,160	*	Ligand Pharmaceuticals, Inc (Class B)	107,757
1,199		Mannatech, Inc	3,993
9,250	*	MannKind Corp	32,190
2,543	*	MAP Pharmaceuticals, Inc	5,340
4,757	*	Marshall Edwards, Inc	1,903
11,788		Martek Biosciences Corp	215,131
45,704	*	Medarex, Inc	234,462
18,710	*	Medicines Co	202,816
20,176		Medicis Pharmaceutical Corp (Class A)	249,577

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
9,210	*	Medivation, Inc	$168,267
14,377		Meridian Bioscience, Inc	260,511
14,080	*	MiddleBrook Pharmaceuticals, Inc	19,149
3,115		Minerals Technologies, Inc	99,836
4,323	*	Molecular Insight Pharmaceuticals, Inc	15,390
9,527	*	Momenta Pharmaceuticals, Inc	104,892
2,544	*	Nabi Biopharmaceuticals	9,413
4,039	*	Nanosphere, Inc	20,074
13,907	*	Neurocrine Biosciences, Inc	49,370
4,728		NewMarket Corp	209,450
1,560		NL Industries, Inc	15,600
17,549	*	Novavax, Inc	17,900
8,748	*	Noven Pharmaceuticals, Inc	82,931
16,588	*	NPS Pharmaceuticals, Inc	69,670
6,961	*	Obagi Medical Products, Inc	37,450
19,871	*	Onyx Pharmaceuticals, Inc	567,316
17,674	*	Opko Health, Inc	17,321
10,182	*	Optimer Pharmaceuticals, Inc	134,301
14,313	*	OraSure Technologies, Inc	36,212
6,824	*	Orexigen Therapeutics, Inc	17,811
20,419	*	OSI Pharmaceuticals, Inc	781,230
5,308	*	Osiris Therapeutics, Inc	73,250
9,993	*	Pacific Ethanol, Inc	3,298
12,733	*	Pain Therapeutics, Inc	53,479
19,871	*	Parexel International Corp	193,345
42,648		PDL BioPharma, Inc	301,948
8,637	*	PetMed Express, Inc	142,338
7,226	*	Pharmasset, Inc	70,887
9,205	*	Pozen, Inc	56,335
9,465	*	Progenics Pharmaceuticals, Inc	62,374
4,567	*	Protalix BioTherapeutics, Inc	9,134
17,928	*	Questcor Pharmaceuticals, Inc	88,206
9,985	*	Quidel Corp	92,062
7,124	*	Rexahn Pharmaceuticals, Inc	4,987
24,793	*	Solutia, Inc	46,363
879		Stepan Co	23,997
3,153	*	Sucampo Pharmaceuticals, Inc (Class A)	19,328
5,519	*	SurModics, Inc	100,722
7,578	*	Synta Pharmaceuticals Corp	16,217
4,436	*	Targacept, Inc	11,888
18,456	*	Theravance, Inc	313,752
7,328	*	Ulta Salon Cosmetics & Fragrance, Inc	48,511
9,414	*	United Therapeutics Corp	622,170
2,463	*	USANA Health Sciences, Inc	55,073
12,433	*	USEC, Inc	59,678
10,981	*	Valeant Pharmaceuticals International	195,352
19,474	*	WR Grace & Co	123,076
9,765	*	Xenoport, Inc	189,050
39,690	*	XOMA Ltd	21,036
13,563	*	Zymogenetics, Inc	54,116
		TOTAL CHEMICALS AND ALLIED PRODUCTS	13,779,663

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
COAL MINING - 0.20%
44,891	*	International Coal Group, Inc	$72,275
9,622	*	James River Coal Co	118,735
10,786	*	National Coal Corp	14,669
3,447	*	Westmoreland Coal Co	24,715
		TOTAL COAL MINING	230,394

COMMUNICATIONS - 2.40%
11,386		Adtran, Inc	184,567
8,115		Alaska Communications Systems Group, Inc	54,371
921	*	Anixter International, Inc	29,177
17,470	*	Aruba Networks, Inc	54,856
8,758	*	Cbeyond Communications, Inc	164,913
20,236	*	Centennial Communications Corp	167,149
3,352		Consolidated Communications Holdings, Inc	34,392
2,165	*	Crown Media Holdings, Inc (Class A)	4,417
5,606	*	DG FastChannel, Inc	105,225
13,755	*	Entravision Communications Corp (Class A)	3,576
525	*	GeoEye, Inc	10,369
3,306	*	Global Crossing Ltd	23,142
3,824	*	Global Traffic Network, Inc	11,587
2,345	*	Hughes Communications, Inc	28,210
9,222	*	ICO Global Communications Holdings Ltd (Class A)	3,228
1,406		Iowa Telecommunications Services, Inc	16,113
2,368	*	iPCS, Inc	22,993
15,835	*	j2 Global Communications, Inc	346,627
15,393	*	Mastec, Inc	186,101
5,847	*	Neutral Tandem, Inc	143,895
11,850	*	Nextwave Wireless, Inc	1,896
5,308	*	Novatel Wireless, Inc	29,831
10,753		NTELOS Holdings Corp	195,059
9,830	*	Orbcomm, Inc	14,450
31,521	*	PAETEC Holding Corp	45,390
6,493	*	RCN Corp	24,024
13,715	*	SAVVIS, Inc	84,896
7,639		Shenandoah Telecom Co	174,169
9,674		Sinclair Broadcast Group, Inc (Class A)	9,964
7,469	*	Switch & Data Facilities Co, Inc	65,503
8,628	*	Syniverse Holdings, Inc	135,977
12,109	*	TeleCommunication Systems, Inc (Class A)	111,040
19,375	*	Terremark Worldwide, Inc	52,119
4,267	*	TerreStar Corp	2,390
36,451	*	TiVo, Inc	256,615
15,491	*	Virgin Mobile USA, Inc (Class A)	19,983
12,037	*	Vonage Holdings Corp	4,815
		TOTAL COMMUNICATIONS	2,823,029

DEPOSITORY INSTITUTIONS - 1.28%
4,947		Cardinal Financial Corp	28,396
2,448		Cass Information Systems, Inc	79,389
8,533	*	Dollar Financial Corp	81,234
1,962		Enterprise Financial Services Corp	19,149

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,401		First Financial Bankshares, Inc	$67,486
730		Hancock Holding Co	22,834
17,840	*	Net 1 UEPS Technologies, Inc	271,347
3,622	*	Oritani Financial Corp	50,708
1,738	*	Pinnacle Financial Partners, Inc	41,208
7,382		PrivateBancorp, Inc	106,744
620		S.Y. Bancorp, Inc	15,066
11,171	*	Signature Bank	315,358
944		Smithtown Bancorp, Inc	10,648
1,403		Suffolk Bancorp	36,464
2,210	*	SVB Financial Group	44,222
9,346		Trustco Bank Corp NY	56,263
3,749		ViewPoint Financial Group	45,100
4,733		Westamerica Bancorporation	215,635
		TOTAL DEPOSITORY INSTITUTIONS	1,507,251

EATING AND DRINKING PLACES - 2.51%
4,195	*	AFC Enterprises	18,919
4,711	*	BJ's Restaurants, Inc	65,530
6,382	*	Buffalo Wild Wings, Inc	233,454
5,528	*	California Pizza Kitchen, Inc	72,306
5,265		CBRL Group, Inc	150,790
6,190	*	CEC Entertainment, Inc	160,197
21,353	*	Cheesecake Factory	244,492
18,490		CKE Restaurants, Inc	155,316
33,879	*	Denny's Corp	56,578
6,233		DineEquity, Inc	73,923
740	*	Einstein Noah Restaurant Group, Inc	4,314
13,025	*	Jack in the Box, Inc	303,353
21,315	*	Krispy Kreme Doughnuts, Inc	34,104
6,152	*	Papa John's International, Inc	140,696
8,072	*	PF Chang's China Bistro, Inc	184,687
4,998	*	Red Robin Gourmet Burgers, Inc	88,115
2,036	*	Rick's Cabaret International, Inc	9,243
4,211	*	Ruth's Chris Steak House, Inc	5,095
17,732	*	Sonic Corp	177,675
17,325	*	Texas Roadhouse, Inc (Class A)	165,107
122,172		Wendy's/Arby's Group, Inc (Class A)	614,526
		TOTAL EATING AND DRINKING PLACES	2,958,420

EDUCATIONAL SERVICES - 0.81%
3,986	*	American Public Education, Inc	167,651
30,466	*	Corinthian Colleges, Inc	592,564
3,441	*	Grand Canyon Education, Inc	59,392
2,150	*	K12, Inc	29,885
3,066	*	Learning Tree International, Inc	25,969
917	*	Lincoln Educational Services Corp	16,799
4,686	*	Princeton Review, Inc	20,384
2,965	*	Universal Technical Institute, Inc	35,580
		TOTAL EDUCATIONAL SERVICES	948,224

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
ELECTRIC, GAS, AND SANITARY SERVICES - 2.03%
5,716		American Ecology Corp	$79,681
27,806	*	Beacon Power Corp	13,069
3,791	*	Casella Waste Systems, Inc (Class A)	6,483
9,267	*	Clean Energy Fuels Corp	56,436
7,073	*	Clean Harbors, Inc	339,504
5,379		Consolidated Water Co, Inc	58,362
12,839		Crosstex Energy, Inc	21,056
12,139		EnergySolutions, Inc	105,002
596	*	EnerNOC, Inc	8,666
17,643		ITC Holdings Corp	769,587
6,462		Ormat Technologies, Inc	177,447
1,866	*	Pike Electric Corp	17,261
389		SJW Corp	9,892
28,443	*	Waste Connections, Inc	730,985
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,393,431

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 8.13%
9,088	*	Acme Packet, Inc	55,164
460	*	Actel Corp	4,655
12,551		Acuity Brands, Inc	282,900
15,332	*	Advanced Analogic Technologies, Inc	55,195
15,756	*	Advanced Battery Technologies, Inc	33,718
2,786	*	Advanced Energy Industries, Inc	20,979
7,792	*	Airvana, Inc	45,583
15,038	*	American Superconductor Corp	260,308
6,285	*	Amkor Technology, Inc	16,844
24,232	*	Anadigics, Inc	50,160
7,514	*	Applied Micro Circuits Corp	36,518
1,375		Applied Signal Technology, Inc	27,816
3,774	*	Ascent Solar Technologies, Inc	15,322
21,159	*	Atheros Communications, Inc	310,191
11,267	*	ATMI, Inc	173,850
3,600	*	Avanex Corp	6,300
1,777	*	AZZ, Inc	46,895
320		Bel Fuse, Inc (Class B)	4,301
4,386	*	Benchmark Electronics, Inc	49,123
11,786	*	BigBand Networks, Inc	77,198
62,048	*	Capstone Turbine Corp	44,675
4,974	*	Ceva, Inc	36,211
9,568	*	China BAK Battery, Inc	16,361
10,825	*	China Security & Surveillance Technology, Inc	41,568
10,014	*	Comtech Telecommunications Corp	248,047
445	*	CPI International, Inc	4,183
10,165	*	Diodes, Inc	107,851
6,255	*	DTS, Inc	150,495
26,233	*	EMCORE Corp	19,675
16,113	*	Energy Conversion Devices, Inc	213,820
2,871	*	EnerSys	34,797
1,965	*	Entropic Communications, Inc	1,454
53,751	*	Evergreen Solar, Inc	114,490
1,298	*	Exar Corp	8,100
26,367	*	Exide Technologies	79,101

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
140,842	*	Finisar Corp	$61,970
4,950		Franklin Electric Co, Inc	109,544
24,750	*	FuelCell Energy, Inc	59,400
4,986	*	Globecomm Systems, Inc	28,869
35,268	*	GrafTech International Ltd	217,251
1,051	*	GreenHunter Energy, Inc	1,997
7,850	*	GT Solar International, Inc	52,124
15,531	*	Harmonic, Inc	100,952
34,355	*	Hexcel Corp	225,712
7,015	*	Hittite Microwave Corp	218,868
33,168	*	Infinera Corp	245,443
16,174	*	InterDigital, Inc	417,614
7,280	*	IPG Photonics Corp	61,298
6,320	*	iRobot Corp	48,032
6,474		IXYS Corp	52,180
19,056	*	Lattice Semiconductor Corp	26,297
3,124	*	Littelfuse, Inc	34,333
6,525	*	Maxwell Technologies, Inc	45,349
12,519	*	Medis Technologies Ltd	5,508
16,024		Micrel, Inc	112,809
29,421	*	Microsemi Corp	341,284
17,803	*	Microtune, Inc	32,401
25,596	*	Microvision, Inc	33,019
2,107	*	MIPS Technologies, Inc	6,174
9,162	*	Monolithic Power Systems, Inc	142,011
1,631	*	Moog, Inc (Class A)	37,301
2,841	*	Multi-Fineline Electronix, Inc	47,842
130		National Presto Industries, Inc	7,931
6,001	*	Netlogic Microsystems, Inc	164,907
1,724	*	NVE Corp	49,668
1,288	*	Omnivision Technologies, Inc	8,655
2,532	*	Oplink Communications, Inc	19,496
5,540	*	OpNext, Inc	9,473
3,839	*	Orion Energy Systems, Inc	16,930
4,540	*	OSI Systems, Inc	69,280
5,858		Park Electrochemical Corp	101,226
8,573	*	Parkervision, Inc	14,488
7,895	*	Pericom Semiconductor Corp	57,712
12,763	*	Plexus Corp	176,385
9,463	*	PLX Technology, Inc	20,535
45,935	*	PMC - Sierra, Inc	293,065
28,908	*	Polycom, Inc	444,895
5,276	*	Polypore International, Inc	21,210
2,424	*	Powell Industries, Inc	85,591
9,920		Power Integrations, Inc	170,624
4,000	*	Power-One, Inc	3,520
24,917	*	Quantum Fuel Systems Technologies Worldwide, Inc	19,934
5,687		Raven Industries, Inc	118,176
4,591	*	Rubicon Technology, Inc	24,378
44,469	*	Sanmina-SCI Corp	13,563
20,846	*	Semtech Corp	278,294
13,257	*	ShoreTel, Inc	57,138

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
25,241	*	Silicon Image, Inc	$60,578
39,200	*	Skyworks Solutions, Inc	315,952
4,335	*	Standard Microsystems Corp	80,631
10,751	*	Starent Networks Corp	169,973
3,980	*	Supertex, Inc	91,938
7,958	*	Sycamore Networks, Inc	21,248
12,191	*	Synaptics, Inc	326,231
3,843	*	Synthesis Energy Systems, Inc	2,536
4,056		Technitrol, Inc	6,936
5,043	*	Techwell, Inc	31,821
2,613	*	Tekelec	34,570
17,364	*	Tessera Technologies, Inc	232,157
9,349	*	Trident Microsystems, Inc	13,650
1,455	*	TTM Technologies, Inc	8,439
4,371	*	Ultralife Corp	33,788
10,520	*	Universal Display Corp	96,468
4,613	*	Universal Electronics, Inc	83,495
15,131	*	US Geothermal, Inc	10,743
1,800	*	Utstarcom, Inc	1,404
14,280	*	Valence Technology, Inc	30,416
2,025	*	Viasat, Inc	42,161
6,281		Vicor Corp	30,714
8,078	*	Volterra Semiconductor Corp	68,178
9,910	*	Zoltek Cos, Inc	67,487
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	9,568,018

ENGINEERING AND MANAGEMENT SERVICES - 6.10%
9,273	*	Accelrys, Inc	36,907
5,843	*	Advisory Board Co	96,877
4,630	*	Affymax, Inc	74,589
26,427	*	Ariad Pharmaceuticals, Inc	31,448
449		CDI Corp	4,364
10,854	*	Celera Corp	82,816
5,405	*	China Architectural Engineering, Inc	5,297
5,247	*	China Direct, Inc	6,611
6,437	*	comScore, Inc	77,823
2,465	*	CRA International, Inc	46,539
22,922	*	CV Therapeutics, Inc	455,689
20,277	*	Dyax Corp	50,895
15,584	*	eResearch Technology, Inc	81,972
37,918	*	Exelixis, Inc	174,423
3,436	*	Exponent, Inc	87,034
9,125	*	Furmanite Corp	28,379
7,746	*	Hill International, Inc	23,548
7,399	*	Huron Consulting Group, Inc	313,940
200	*	ICF International, Inc	4,594
26,822	*	Incyte Corp	62,763
32,113	*	Isis Pharmaceuticals, Inc	482,016
4,606	*	Kendle International, Inc	96,542
1,868		Landauer, Inc	94,670
3,272	*	LECG Corp	8,311
5,773	*	Lexicon Pharmaceuticals, Inc	6,293

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,745	*	Luminex Corp	$267,179
834		MAXIMUS, Inc	33,243
3,739	*	Maxygen, Inc	25,425
359	*	Michael Baker Corp	9,334
31,868	*	Myriad Genetics, Inc	1,449,038
321		National Research Corp	7,974
17,314	*	Navigant Consulting, Inc	226,294
10,986	*	Omnicell, Inc	85,911
5,582	*	PRG-Schultz International, Inc	15,853
22,121	*	Regeneron Pharmaceuticals, Inc	306,597
53,444	*	Rentech, Inc	29,394
11,423	*	Repligen Corp	54,716
16,282	*	Resources Connection, Inc	245,533
13,287	*	Rigel Pharmaceuticals, Inc	81,582
19,354	*	RTI Biologics, Inc	55,159
13,586	*	Sangamo Biosciences, Inc	57,469
19,564	*	Savient Pharmaceuticals, Inc	96,842
23,427	*	Seattle Genetics, Inc	230,990
21,693	*	Sequenom, Inc	308,474
3,181	*	Stanley, Inc	80,766
6,028	*	Symyx Technologies, Inc	26,825
4,069	*	Tejon Ranch Co	84,106
20,919	*	Tetra Tech, Inc	426,329
1,388		VSE Corp	37,060
10,100		Watson Wyatt & Co Holdings (Class A)	498,637
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,175,070

FABRICATED METAL PRODUCTS - 0.86%
8,895	*	Akeena Solar, Inc	9,962
679		Ameron International Corp	35,756
2,150	*	Bway Holding Co	16,964
10,465	*	Chart Industries, Inc	82,464
5,149		CIRCOR International, Inc	115,955
4,329		Dynamic Materials Corp	39,654
4,708		Gulf Island Fabrication, Inc	37,711
625		Insteel Industries, Inc	4,350
10,445	*	Mobile Mini, Inc	120,326
8,546		Quanex Building Products Corp	64,950
4,572		Silgan Holdings, Inc	240,213
13,647	*	Smith & Wesson Holding Corp	82,155
4,201		Sun Hydraulics Corp	61,377
22,450	*	Taser International, Inc	105,066
		TOTAL FABRICATED METAL PRODUCTS	1,016,903

FISHING, HUNTING, AND TRAPPING - 0.01%
2,237	*	HQ Sustainable Maritime Industries, Inc	17,113
		TOTAL FISHING, HUNTING, AND TRAPPING	17,113

FOOD AND KINDRED PRODUCTS - 1.39%
10,542	*	AgFeed Industries, Inc	23,825
1,799	*	American Dairy, Inc	30,421
2,951	*	Boston Beer Co, Inc (Class A)	61,558

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,476		Coca-Cola Bottling Co Consolidated	$76,826
28,607	*	Darling International, Inc	106,132
5,825		Diamond Foods, Inc	162,692
16,769		Flowers Foods, Inc	393,735
7,224		Lancaster Colony Corp	299,652
2,030		Lance, Inc	42,265
1,184	*	Lifeway Foods, Inc	9,472
166	*	M&F Worldwide Corp	1,944
340	*	National Beverage Corp	3,118
4,791	*	Peet's Coffee & Tea, Inc	103,581
2,112	*	Ralcorp Holdings, Inc	113,795
1,155		Sanderson Farms, Inc	43,370
16,891	*	Smart Balance, Inc	102,022
2,936		Tootsie Roll Industries, Inc	63,759
		TOTAL FOOD AND KINDRED PRODUCTS	1,638,167

FOOD STORES - 0.18%
353		Arden Group, Inc (Class A)	41,245
4,271	*	Great Atlantic & Pacific Tea Co, Inc	22,679
1,350	*	Pantry, Inc	23,774
1,016		Ruddick Corp	22,809
11,160	*	Winn-Dixie Stores, Inc	106,689
		TOTAL FOOD STORES	217,196

FURNITURE AND FIXTURES - 0.21%
10,916		Herman Miller, Inc	116,365
1,229		HNI Corp	12,782
470		Hooker Furniture Corp	3,967
16,208		Tempur-Pedic International, Inc	118,317
		TOTAL FURNITURE AND FIXTURES	251,431

FURNITURE AND HOME FURNISHINGS STORES - 0.16%
1,912		Haverty Furniture Cos, Inc	20,133
4,409	*	hhgregg, Inc	62,387
15,759		Knoll, Inc	96,603
8,141	*	Pier 1 Imports, Inc	4,559
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	183,682

GENERAL BUILDING CONTRACTORS - 0.25%
93	*	Amrep Corp	1,460
1,800	*	Cavco Industries, Inc	42,480
5,645		McGrath RentCorp	88,965
7,203	*	Perini Corp	88,597
6,490	*	Team, Inc	76,063
		TOTAL GENERAL BUILDING CONTRACTORS	297,565

GENERAL MERCHANDISE STORES - 0.08%
9,068	*	99 Cents Only Stores	83,788
3,342	*	Retail Ventures, Inc	5,080
		TOTAL GENERAL MERCHANDISE STORES	88,868

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
HEALTH SERVICES - 1.83%
8,257	*	Alliance Imaging, Inc	$56,148
2,345	*	Almost Family, Inc	44,766
9,482	*	Amedisys, Inc	260,659
1,971	*	Assisted Living Concepts, Inc (A Shares)	26,727
4,089	*	Bio-Reference Labs, Inc	85,501
2,825	*	China Sky One Medical, Inc	32,488
2,729	*	Corvel Corp	55,180
1,982	*	Cross Country Healthcare, Inc	12,982
10,123	*	CryoLife, Inc	52,437
9,055	*	eHealth, Inc	144,971
7,421	*	Emeritus Corp	48,682
150		Ensign Group, Inc	2,319
7,985	*	Enzo Biochem, Inc	32,100
5,134	*	Genomic Health, Inc	125,167
2,991	*	Genoptix, Inc	81,594
4,066	*	Gentiva Health Services, Inc	61,803
12,612	*	Healthways, Inc	110,607
21,660	*	Immunomedics, Inc	20,794
1,919	*	IPC The Hospitalist Co, Inc	36,519
5,366	*	LHC Group, Inc	119,554
3,212	*	Life Sciences Research, Inc	23,030
2,622		National Healthcare Corp	105,273
13,659	*	Nektar Therapeutics	73,622
747	*	Nighthawk Radiology Holdings, Inc	2,017
2,574	*	Odyssey HealthCare, Inc	24,968
19,753	*	Psychiatric Solutions, Inc	310,714
15,104	*	Sun Healthcare Group, Inc	127,478
16,826	*	Sunrise Senior Living, Inc	11,442
4,438	*	US Physical Therapy, Inc	42,960
2,526	*	Virtual Radiologic Corp	17,657
		TOTAL HEALTH SERVICES	2,150,159

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.24%
8,133	*	Comverge, Inc	56,524
9,008	*	Matrix Service Co	74,046
7,908	*	Orion Marine Group, Inc	103,595
2,588	*	Sterling Construction Co, Inc	46,170
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	280,335

HOLDING AND OTHER INVESTMENT OFFICES - 3.45%
5,648		Acadia Realty Trust	59,925
452		Alexander's, Inc	77,012
3,596		Associated Estates Realty Corp	20,425
1,414		Cherokee, Inc	22,058
8,441		Cousins Properties, Inc	54,360
2,799		Danvers Bancorp, Inc	38,654
2,732		EastGroup Properties, Inc	76,687
4,578		Equity Lifestyle Properties, Inc	174,422
1,045		Highwoods Properties, Inc	22,384
4,764		Home Properties, Inc	146,017
5,962		Inland Real Estate Corp	42,271

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
50,285		iShares Russell 2000 Growth Index Fund	$2,312,105
5,562		Mid-America Apartment Communities, Inc	171,476
3,233		Omega Healthcare Investors, Inc	45,521
5,138		Potlatch Corp	119,150
1,583		PS Business Parks, Inc	58,334
2,251		Saul Centers, Inc	51,705
4,001		Sun Communities, Inc	47,332
11,206		Tanger Factory Outlet Centers, Inc	345,817
576		Universal Health Realty Income Trust	16,836
9,189		Washington Real Estate Investment Trust	158,970
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,061,461

HOTELS AND OTHER LODGING PLACES - 0.21%
1,760	*	Great Wolf Resorts, Inc	4,101
1,553	*	Monarch Casino & Resort, Inc	8,013
9,598	*	Morgans Hotel Group Co	29,850
1,965	*	Riviera Holdings Corp	2,004
9,831	*	Vail Resorts, Inc	200,848
		TOTAL HOTELS AND OTHER LODGING PLACES	244,816

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.16%
9,797	*	3PAR, Inc	64,366
4,879		Aaon, Inc	88,407
17,688		Actuant Corp (Class A)	182,717
9,480	*	Altra Holdings, Inc	36,782
2,014		Ampco-Pittsburgh Corp	26,706
6,031	*	Astec Industries, Inc	158,193
2,277	*	Asyst Technologies, Inc	638
10,168	*	AuthenTec, Inc	15,049
3,157	*	Bolt Technology Corp	22,446
15,991	*	Cirrus Logic, Inc	60,126
7,699	*	Colfax Corp	52,892
569	*	Columbus McKinnon Corp	4,962
3,683	*	Cray, Inc	12,891
13,510		Curtiss-Wright Corp	378,956
2,771	*	Cymer, Inc	61,682
11,018	*	Dril-Quip, Inc	338,253
16,569	*	Elixir Gaming Technologies, Inc	1,823
15,142	*	Ener1, Inc	78,284
10,358	*	ENGlobal Corp	47,025
852	*	EnPro Industries, Inc	14,569
1,993	*	Entegris, Inc	1,714
4,735	*	Flanders Corp	19,129
8,393	*	Flotek Industries, Inc	13,177
13,458	*	Flow International Corp	21,802
6,777	*	Fuel Tech, Inc	70,887
5,039		Gorman-Rupp Co	99,772
3,669		Graham Corp	32,911
2,826	*	Harbin Electric, Inc	17,380
5,488	*	Immersion Corp	16,080
22,071	*	Intermec, Inc	229,538
7,856	*	Isilon Systems, Inc	17,283

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
12,193		Kaydon Corp	$333,235
1,674	*	Key Technology, Inc	14,731
24,058	*	Kulicke & Soffa Industries, Inc	63,032
4,222		Lindsay Manufacturing Co	113,994
1,816		Lufkin Industries, Inc	68,790
5,533		Met-Pro Corp	45,094
29,164	*	Micros Systems, Inc	546,825
6,519	*	Middleby Corp	211,411
7,124	*	NATCO Group, Inc (Class A)	134,857
4,630	*	Natural Gas Services Group, Inc	41,670
14,004	*	Netezza Corp	95,227
1,996	*	Netgear, Inc	24,052
6,329		NN, Inc	7,975
12,072		Nordson Corp	343,207
1,112		Omega Flex, Inc	17,914
32,757		Palm, Inc	282,365
4,280	*	PMFG, Inc	33,726
32,859	*	Quantum Corp	22,016
2,454	*	Rackable Systems, Inc	9,963
7,648	*	RBC Bearings, Inc	116,861
456	*	Rimage Corp	6,088
20,050	*	Riverbed Technology, Inc	262,254
5,803		Robbins & Myers, Inc	88,032
6,510	*	Safeguard Scientifics, Inc	3,581
3,507		Sauer-Danfoss, Inc	8,557
6,984	*	Scansource, Inc	129,763
5,436	*	Semitool, Inc	15,112
7,786	*	Sigma Designs, Inc	96,858
11,110	*	STEC, Inc	81,881
6,474	*	Super Micro Computer, Inc	31,852
4,368	*	T-3 Energy Services, Inc	51,455
5,929		Tennant Co	55,555
712	*	Thermadyne Holdings Corp	1,509
350		Twin Disc, Inc	2,422
8,208	*	Ultratech, Inc	102,518
12,878	*	VeriFone Holdings, Inc	87,570
4,494		Watsco, Inc	152,931
16,644		Woodward Governor Co	186,080
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,077,403

INSTRUMENTS AND RELATED PRODUCTS - 8.43%
7,676	*	Abaxis, Inc	132,334
12,734	*	Abiomed, Inc	62,397
12,733	*	Accuray, Inc	64,047
14,507	*	Affymetrix, Inc	47,438
20,977	*	Align Technology, Inc	166,348
8,054	*	Alphatec Holdings, Inc	14,256
26,008	*	American Medical Systems Holdings, Inc	289,989
3,284		American Science & Engineering, Inc	183,247
4,851		Analogic Corp	155,329
3,347	*	Angiodynamics, Inc	37,620
4,019	*	Argon ST, Inc	76,240

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
567		Atrion Corp	$50,032
3,289	*	Axsys Technologies, Inc	138,270
4,916		Badger Meter, Inc	142,023
6,744	*	Bio-Rad Laboratories, Inc (Class A)	444,430
18,531	*	Bruker BioSciences Corp	114,151
1,724	*	CardioNet, Inc	48,375
19,988	*	Cepheid, Inc	137,917
706		Cohu, Inc	5,083
754	*	Conmed Corp	10,865
8,337	*	Cyberonics, Inc	110,632
3,325	*	Cynosure, Inc (Class A)	20,249
17,760	*	Depomed, Inc	41,914
14,740	*	DexCom, Inc	61,024
6,569	*	Dionex Corp	310,385
2,426	*	DXP Enterprises, Inc	25,061
9,284	*	ESCO Technologies, Inc	359,291
8,536	*	Esterline Technologies Corp	172,342
5,169	*	ev3, Inc	36,700
2,602	*	Exactech, Inc	29,897
5,791	*	FARO Technologies, Inc	77,831
4,758	*	FGX International Holdings Ltd	55,288
10,403	*	Formfactor, Inc	187,462
16,207	*	Fossil, Inc	254,450
9,167	*	Haemonetics Corp	504,918
1,677	*	Herley Industries, Inc	20,057
2,102	*	ICU Medical, Inc	67,516
1,855	*	ICx Technologies, Inc	7,513
7,599	*	I-Flow Corp	27,736
8,570	*	II-VI, Inc	147,233
6,719	*	Insulet Corp	27,548
6,456	*	Integra LifeSciences Holdings Corp	159,657
2,037		Invacare Corp	32,653
30,640	*	ION Geophysical Corp	47,798
6,496	*	IRIS International, Inc	74,899
9,123	*	Ixia	47,166
2,600	*	Kensey Nash Corp	55,302
2,960	*	Kopin Corp	6,867
864	*	K-Tron International, Inc	52,419
3,131	*	L-1 Identity Solutions, Inc	15,999
3,640	*	LaBarge, Inc	30,467
2,718	*	LTX-Credence Corp	761
16,394	*	Masimo Corp	475,098
1,598	*	Medical Action Industries, Inc	13,247
9,739	*	Merit Medical Systems, Inc	118,913
6,057	*	Micrus Endovascular Corp	36,160
3,824		Mine Safety Appliances Co	76,556
931	*	MKS Instruments, Inc	13,658
2,174		MTS Systems Corp	49,459
9,806	*	Natus Medical, Inc	83,449
5,269	*	Neogen Corp	115,022
12,701	*	NuVasive, Inc	398,557
5,744	*	NxStage Medical, Inc	14,820

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
1,874	*	Orthofix International NV	$34,706
24,327	*	Orthovita, Inc	65,196
1,384	*	OYO Geospace Corp	18,075
10,421	*	Rofin-Sinar Technologies, Inc	167,987
1,140	*	Rudolph Technologies, Inc	3,454
5,592	*	Sirona Dental Systems, Inc	80,077
4,410	*	Somanetics Corp	66,944
7,063	*	Sonic Solutions, Inc	8,476
5,901	*	SonoSite, Inc	105,510
10,490	*	Spectranetics Corp	26,540
4,220	*	Star Scientific, Inc	18,062
11,389	*	Stereotaxis, Inc	45,442
20,823		STERIS Corp	484,759
3,799	*	Symmetry Medical, Inc	23,972
4,262	*	Synovis Life Technologies, Inc	58,986
12,624	*	Teledyne Technologies, Inc	336,808
19,375	*	Thoratec Corp	497,744
4,169	*	Trans1, Inc	25,389
10,019	*	Varian, Inc	237,851
8,988	*	Veeco Instruments, Inc	59,950
4,119	*	Vision-Sciences, Inc	5,272
2,485	*	Vital Images, Inc	28,006
25,213	*	Vivus, Inc	108,920
4,630	*	Vnus Medical Technologies, Inc	98,480
16,892	*	Volcano Corp	245,779
13,431	*	Wright Medical Group, Inc	175,006
7,445	*	Zoll Medical Corp	106,910
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	9,918,666

INSURANCE AGENTS, BROKERS AND SERVICE - 0.03%
2,395		Life Partners Holdings, Inc	40,859
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	40,859

INSURANCE CARRIERS - 0.56%
393		Amtrust Financial Services, Inc	3,753
3,752	*	Argo Group International Holdings Ltd	113,048
11,819	*	Catalyst Health Solutions, Inc	234,254
1,302	*	Centene Corp	23,462
1,122		Employers Holdings, Inc	10,704
1,141	*	Enstar Group Ltd	64,261
812	*	First Mercury Financial Corp	11,725
6,471	*	Primus Guaranty Ltd	10,159
6,259	*	RadNet, Inc	7,761
7,291		Tower Group, Inc	179,577
		TOTAL INSURANCE CARRIERS	658,704

JUSTICE, PUBLIC ORDER AND SAFETY - 0.24%
4,814	*	China Fire & Security Group, Inc	37,838
18,211	*	Geo Group, Inc	241,296
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	279,134

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.41%
27,071	*	CROCS, Inc	$32,214
14,817	*	Iconix Brand Group, Inc	131,131
1,434		Weyco Group, Inc	37,169
17,787		Wolverine World Wide, Inc	277,122
		TOTAL LEATHER AND LEATHER PRODUCTS	477,636

LEGAL SERVICES - 0.06%
2,615	*	Pre-Paid Legal Services, Inc	75,913
		TOTAL LEGAL SERVICES	75,913

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
1,420	*	Emergency Medical Services Corp (Class A)	44,574
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	44,574

LUMBER AND WOOD PRODUCTS - 0.18%
2,980		American Woodmark Corp	52,329
11,058	*	Champion Enterprises, Inc	5,308
3,825		Deltic Timber Corp	150,743
		TOTAL LUMBER AND WOOD PRODUCTS	208,380

METAL MINING - 0.12%
14,523	*	Allied Nevada Gold Corp	84,959
9,999	*	ShengdaTech, Inc	30,997
4,308	*	Stillwater Mining Co	15,940
12,385	*	Uranium Resources, Inc	5,821
		TOTAL METAL MINING	137,717

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
11,704		Daktronics, Inc	76,662
13,935	*	Leapfrog Enterprises, Inc	19,230
1,579		Marine Products Corp	6,695
18,859	*	Shuffle Master, Inc	54,125
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	156,712

MISCELLANEOUS RETAIL - 1.59%
8,230	*	1-800-FLOWERS.COM, Inc (Class A)	17,036
2,759	*	Bidz.com, Inc	11,091
4,685	*	Blue Nile, Inc	141,253
9,387	*	Borders Group, Inc	5,914
4,587		Cash America International, Inc	71,832
11,069	*	CKX, Inc	45,383
20,906	*	Coldwater Creek, Inc	52,474
23,992	*	Drugstore.Com	28,071
16,177	*	Ezcorp, Inc (Class A)	187,168
3,287	*	Fuqi International, Inc	15,449
8,548	*	GSI Commerce, Inc	111,979
10,238	*	Hibbett Sports, Inc	196,774
17,382	*	Marvel Entertainment, Inc	461,493
10,723		Nutri/System, Inc	153,017
5,387	*	Overstock.com, Inc	49,291
4,042	*	PC Mall, Inc	18,351

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,319		Pricesmart, Inc	$95,795
6,971	*	Shutterfly, Inc	65,318
4,808	*	Stamps.com, Inc	46,638
1,745		Systemax, Inc	22,545
7,406	*	Zumiez, Inc	71,838
		TOTAL MISCELLANEOUS RETAIL	1,868,710

MOTION PICTURES - 0.59%
3,321		Cinemark Holdings, Inc	31,184
6,262	*	Gaiam, Inc (Class A)	20,539
2,190	*	Macrovision Solutions Corp	38,960
15,123		National CineMedia, Inc	199,321
500	*	RHI Entertainment, Inc	760
45,886	*	tw telecom inc (Class A)	401,503
		TOTAL MOTION PICTURES	692,267

NONDEPOSITORY INSTITUTIONS - 0.51%
3,503		Advance America Cash Advance Centers, Inc	5,920
1,485	*	Credit Acceptance Corp	31,913
1,516	*	Doral Financial Corp	2,729
6,522	*	First Cash Financial Services, Inc	97,308
12,076	*	First Marblehead Corp	15,578
9,207	*	Mercadolibre, Inc	170,789
3,780	*	Mitcham Industries, Inc	14,402
2,034	*	NewStar Financial, Inc	4,719
18,824	*	thinkorswim Group, Inc	162,639
5,747	*	World Acceptance Corp	98,274
		TOTAL NONDEPOSITORY INSTITUTIONS	604,271

NONMETALLIC MINERALS, EXCEPT FUELS - 0.35%
2,955		AMCOL International Corp	43,852
6,043		Compass Minerals International, Inc	340,644
18,615	*	General Moly, Inc	19,732
246	*	United States Lime & Minerals, Inc	6,731
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	410,959

OIL AND GAS EXTRACTION - 3.43%
16,619	*	Abraxas Petroleum Corp	17,118
1,053		APCO Argentina, Inc	11,604
3,074	*	Approach Resources, Inc	19,059
13,471	*	Arena Resources, Inc	343,241
11,956		Atlas America, Inc	104,615
10,497	*	ATP Oil & Gas Corp	53,850
14,925	*	Basic Energy Services, Inc	96,565
9,666		Berry Petroleum Co (Class A)	105,939
5,990	*	Bill Barrett Corp	133,218
1,230	*	BMB Munai, Inc	713
904	*	Cal Dive International, Inc	6,120
12,949	*	Cano Petroleum, Inc	5,568
9,861	*	Carrizo Oil & Gas, Inc	87,566
13,346	*	Cheniere Energy, Inc	56,854
1,939	*	Clayton Williams Energy, Inc	56,696

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
16,183	*	Comstock Resources, Inc	$482,253
19,666	*	Concho Resources, Inc	503,252
4,729	*	Contango Oil & Gas Co	185,377
2,008	*	Dawson Geophysical Co	27,108
25,090	*	Delta Petroleum Corp	30,108
2,756	*	Double Eagle Petroleum Co	14,249
32,464	*	Endeavour International Corp	28,244
3,510	*	Energy Recovery, Inc	26,676
3,720		Energy XXI Bermuda Ltd	1,395
50,183	*	EXCO Resources, Inc	501,830
13,482	*	FX Energy, Inc	37,480
25,049	*	Gasco Energy, Inc	9,769
11,364	*	GeoGlobal Resources, Inc	8,182
2,356	*	Geokinetics, Inc	7,704
850	*	Geomet, Inc	493
1,881	*	Georesources, Inc	12,640
2,147	*	GMX Resources, Inc	13,956
8,135	*	Goodrich Petroleum Corp	157,494
5,325	*	Gulfport Energy Corp	12,354
4,581		Houston American Energy Corp	8,521
21,535	*	McMoRan Exploration Co	101,215
7,534	*	Northern Oil And Gas, Inc	27,122
8,639	*	Oilsands Quest, Inc	6,220
2,668		Panhandle Oil and Gas, Inc (Class A)	45,676
14,398	*	Parallel Petroleum Corp	18,429
5,914	*	Parker Drilling Co	10,882
14,597		Penn Virginia Corp	160,275
5,381	*	Petroleum Development Corp	63,550
7,083	*	Petroquest Energy, Inc	16,999
1,507	*	Pioneer Drilling Co	4,943
6,467	*	PowerSecure International, Inc	22,117
225	*	PrimeEnergy Corp	11,228
6,484	*	Quest Resource Corp	2,029
6,257	*	RAM Energy Resources, Inc	4,568
6,007	*	Rex Energy Corp	17,240
10,198		RPC, Inc	67,613
2,390	*	Stone Energy Corp	7,959
20,032	*	Sulphco, Inc	21,434
3,630	*	Superior Well Services, Inc	18,622
7,320	*	Tri-Valley Corp	8,345
2,875	*	Union Drilling, Inc	10,925
7,077	*	Vaalco Energy, Inc	37,437
8,169	*	Venoco, Inc	26,794
18,442	*	Warren Resources, Inc	17,704
13,889	*	Willbros Group, Inc	134,723
		TOTAL OIL AND GAS EXTRACTION	4,031,860

PAPER AND ALLIED PRODUCTS - 0.20%
17,577	*	Cenveo, Inc	57,125
48,497	*	Graphic Packaging Holding Co	42,192
5,209		Rock-Tenn Co (Class A)	140,904
		TOTAL PAPER AND ALLIED PRODUCTS	240,221

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PERSONAL SERVICES - 0.49%
9,968	*	Coinstar, Inc	$326,552
31,756	*	Sally Beauty Holdings, Inc	180,374
2,993	*	Steiner Leisure Ltd	73,059
		TOTAL PERSONAL SERVICES	579,985

PETROLEUM AND COAL PRODUCTS - 0.29%
2,192	*	American Oil & Gas, Inc	1,688
7,996	*	CVR Energy, Inc	44,298
79,311	*	Gran Tierra Energy, Inc	199,070
2,217	*	Headwaters, Inc	6,961
2,856		Quaker Chemical Corp	22,677
2,757		WD-40 Co	66,554
		TOTAL PETROLEUM AND COAL PRODUCTS	341,248

PRIMARY METAL INDUSTRIES - 0.63%
5,092		Belden CDT, Inc	63,701
1,759	*	Coleman Cable, Inc	3,747
5,170	*	Fushi Copperweld, Inc	24,816
4,638	*	General Steel Holdings, Inc	12,198
1,043	*	Haynes International, Inc	18,586
10,543		Matthews International Corp (Class A)	303,743
9,470	*	Metalico, Inc	16,099
1,065		Mueller Industries, Inc	23,100
2,393		Olympic Steel, Inc	36,302
1,100	*	Sutor Technology Group Ltd	1,540
8,202		Texas Industries, Inc	205,050
240	*	Universal Stainless & Alloy	2,321
3,735		Worthington Industries, Inc	32,532
		TOTAL PRIMARY METAL INDUSTRIES	743,735

PRINTING AND PUBLISHING - 0.58%
869		Bowne & Co, Inc	2,789
7,017	*	China Information Security Technology, Inc	22,174
1,895	*	Consolidated Graphics, Inc	24,104
8,730	*	Dolan Media Co	68,705
1,140		Harte-Hanks, Inc	6,099
9,974	*	Martha Stewart Living Omnimedia, Inc (Class A)	24,835
3,311		Multi-Color Corp	40,494
7,594	*	Playboy Enterprises, Inc (Class B)	14,960
8,026	*	Presstek, Inc	16,614
1,885		Standard Register Co	8,633
11,499	*	Valassis Communications, Inc	18,053
15,676	*	VistaPrint Ltd	430,934
		TOTAL PRINTING AND PUBLISHING	678,394

RAILROAD TRANSPORTATION - 0.14%
7,763	*	Genesee & Wyoming, Inc (Class A)	164,964
		TOTAL RAILROAD TRANSPORTATION	164,964

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.12%
1,311		Consolidated-Tomoka Land Co	$38,937
2,809		DuPont Fabros Technology, Inc	19,326
1,050	*	Forestar Real Estate Group, Inc	8,033
13,971		Grubb & Ellis Co	8,802
10,238	*	LoopNet, Inc	62,246
1,390		Thomas Properties Group, Inc	1,640
		TOTAL REAL ESTATE	138,984

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.98%
2,047	*	AEP Industries, Inc	31,258
4,675	*	Deckers Outdoor Corp	247,962
7,096	*	Metabolix, Inc	48,395
603	*	Skechers U.S.A., Inc (Class A)	4,022
12,331		Titan International, Inc	62,025
1,323	*	Trex Co, Inc	10,094
22,093		Tupperware Corp	375,360
11,496		West Pharmaceutical Services, Inc	377,184
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,156,300

SECURITY AND COMMODITY BROKERS - 1.18%
3,538		Cohen & Steers, Inc	39,484
725		Diamond Hill Investment Group, Inc	28,507
3,823	*	Duff & Phelps Corp	60,212
3,318		Epoch Holding Corp	22,795
8,490	*	FCStone Group, Inc	19,357
623		Fifth Street Finance Corp	4,822
829		GAMCO Investors, Inc (Class A)	27,067
24,260		GFI Group, Inc	77,875
6,477		Greenhill & Co, Inc	478,325
14,251	*	Interactive Brokers Group, Inc (Class A)	229,869
1,682	*	International Assets Holding Corp	17,140
551	*	KBW, Inc	11,213
4,028	*	Knight Capital Group, Inc (Class A)	59,373
32,416	*	Ladenburg Thalmann Financial Services, Inc	17,180
14,863		optionsXpress Holdings, Inc	168,992
2,559		Pzena Investment Management, Inc (Class A)	4,888
583	*	Stifel Financial Corp	25,250
12	*	Teton Advisors, Inc	0
3,988		US Global Investors, Inc (Class A)	19,422
316		Value Line, Inc	8,639
1,655		Westwood Holdings Group, Inc	64,694
		TOTAL SECURITY AND COMMODITY BROKERS	1,385,104

SOCIAL SERVICES - 0.02%
666	*	Capital Senior Living Corp	1,625
3,715	*	Providence Service Corp	25,559
		TOTAL SOCIAL SERVICES	27,184

SPECIAL TRADE CONTRACTORS - 0.56%
927		Alico, Inc	22,248
12,478	*	AsiaInfo Holdings, Inc	210,254

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
5,949		Chemed Corp	$231,417
9,219	*	EMCOR Group, Inc	158,290
540	*	Integrated Electrical Services, Inc	4,925
1,632	*	Layne Christensen Co	26,226
		TOTAL SPECIAL TRADE CONTRACTORS	653,360

STONE, CLAY, AND GLASS PRODUCTS - 0.40%
5,381		Apogee Enterprises, Inc	59,083
8,314	*	Cabot Microelectronics Corp	199,785
7,369		CARBO Ceramics, Inc	209,575
7,037		Libbey, Inc	6,474
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	474,917

TEXTILE MILL PRODUCTS - 0.05%
18,966		Interface, Inc (Class A)	56,709
6,232	*	Xerium Technologies, Inc	4,175
		TOTAL TEXTILE MILL PRODUCTS	60,884

TOBACCO PRODUCTS - 0.13%
11,943		Vector Group Ltd	155,140
		TOTAL TOBACCO PRODUCTS	155,140

TRANSPORTATION BY AIR - 0.46%
3,651	*	Air Methods Corp	61,738
21,304	*	Airtran Holdings, Inc	96,933
4,159	*	Allegiant Travel Co	189,069
14,368	*	Hawaiian Holdings, Inc	53,593
3,427	*	PHI, Inc	34,201
24,163		UAL Corp	108,250
		TOTAL TRANSPORTATION BY AIR	543,784

TRANSPORTATION EQUIPMENT - 2.03%
2,952	*	AAR Corp	37,018
3,848	*	Aerovironment, Inc	80,423
2,616		American Railcar Industries, Inc	19,960
9,225	*	Amerigon, Inc (Class A)	34,133
11,191		Clarcor, Inc	281,901
8,438	*	Cogo Group, Inc	56,366
14,062	*	Force Protection, Inc	67,498
353		Freightcar America, Inc	6,188
4,025	*	Fuel Systems Solutions, Inc	54,257
20,894	*	GenCorp, Inc	44,295
2,380	*	GenTek, Inc	41,626
3,793	*	Hayes Lemmerz International, Inc	702
7,778		Heico Corp	189,005
405		Kaman Corp	5,079
1,917	*	LMI Aerospace, Inc	13,879
20,936	*	Orbital Sciences Corp	248,929
10,203		Polaris Industries, Inc	218,752
873		Spartan Motors, Inc	3,509
11,850	*	TransDigm Group, Inc	389,155

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,297		Triumph Group, Inc	$125,945
14,990		Westinghouse Air Brake Technologies Corp	395,437
10,644		Winnebago Industries, Inc	56,520
5,580	*	Wonder Auto Technology, Inc	19,976
		TOTAL TRANSPORTATION EQUIPMENT	2,390,553

TRANSPORTATION SERVICES - 0.20%
6,883		Ambassadors Group, Inc	55,890
1,279	*	Dynamex, Inc	16,729
8,407	*	HUB Group, Inc (Class A)	142,920
1,208	*	Orbitz Worldwide, Inc	1,558
6,662		Pacer International, Inc	23,317
		TOTAL TRANSPORTATION SERVICES	240,414

TRUCKING AND WAREHOUSING - 0.44%
10,409		Forward Air Corp	168,938
11,665		Heartland Express, Inc	172,758
7,032	*	Old Dominion Freight Line	165,182
508		Universal Truckload Services, Inc	7,285
		TOTAL TRUCKING AND WAREHOUSING	514,163

WATER TRANSPORTATION - 0.84%
11,698	*	American Commercial Lines, Inc	37,083
5,953		DHT Maritime, Inc	22,860
16,631		Eagle Bulk Shipping, Inc	70,682
8,803		Genco Shipping & Trading Ltd	108,629
17,014		General Maritime Corp	119,097
10,502		Golar LNG Ltd	36,022
6,018	*	Gulfmark Offshore, Inc	143,588
10,249		Horizon Lines, Inc (Class A)	31,054
5,894		Knightsbridge Tankers Ltd	85,758
3,638		Nordic American Tanker Shipping	106,593
14,456	*	Odyssey Marine Exploration, Inc	49,006
14,817		Ship Finance International Ltd	97,200
4,002	*	TBS International Ltd (Class A)	29,415
4,901		Teekay Tankers Ltd (Class A)	46,609
		TOTAL WATER TRANSPORTATION	983,596

WHOLESALE TRADE-DURABLE GOODS - 2.42%
4,457		Applied Industrial Technologies, Inc	75,190
16,790		Barnes Group, Inc	179,485
7,310	*	Beacon Roofing Supply, Inc	97,881
2,933	*	Cardtronics, Inc	5,191
4,510	*	Chindex International, Inc	22,415
10,606	*	Conceptus, Inc	124,621
7,629	*	DemandTec, Inc	66,754
1,687	*	Digi International, Inc	12,939
514	*	Drew Industries, Inc	4,462
6,048	*	Hansen Medical, Inc	24,313
6,441		Houston Wire & Cable Co	49,918
20,509		Knight Transportation, Inc	310,916
6,510	*	MedAssets, Inc	92,768

TIAA-CREF FUNDS - Small-Cap Growth Index Fund

SHARES		COMPANY	VALUE
3,650	*	MWI Veterinary Supply, Inc	$103,952
13,309		Owens & Minor, Inc	440,926
13,595		Pool Corp	182,173
22,075	*	PSS World Medical, Inc	316,775
19,675	*	Solera Holdings, Inc	487,546
2,538	*	Titan Machinery, Inc	22,817
14,569	*	TomoTherapy, Inc	38,608
12,612	*	Tyler Technologies, Inc	184,514
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,844,164

WHOLESALE TRADE-NONDURABLE GOODS - 1.60%
1,140		Aceto Corp	6,794
19,413	*	Akorn, Inc	16,695
23,191	*	Alliance One International, Inc	89,053
51,877		Allscripts Healthcare Solutions, Inc	533,815
7,154	*	BMP Sunstone Corp	23,107
1,232	*	Clearwater Paper Corp	9,893
6,145	*	Green Mountain Coffee Roasters, Inc	294,961
1,356	*	Hain Celestial Group, Inc	19,309
3,901	*	LSB Industries, Inc	38,581
1,766		Men's Wearhouse, Inc	26,737
5,822		Myers Industries, Inc	35,747
11,494		Nu Skin Enterprises, Inc (Class A)	120,573
1,838	*	Perry Ellis International, Inc	6,359
981		Spartan Stores, Inc	15,117
3,795	*	Synutra International, Inc	31,157
8,938	*	Tractor Supply Co	322,305
4,686	*	United Natural Foods, Inc	88,893
6,440	*	Volcom, Inc	62,468
7,638		Zep, Inc	78,137
6,533	*	Zhongpin, Inc	58,013
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,877,714

		TOTAL COMMON STOCKS	115,422,159
		(Cost $168,355,628)

RIGHTS / WARRANTS - 0.00%**

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.00%
4	m	GreenHunter Energy, Inc	0
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	0

		TOTAL RIGHTS / WARRANTS	0
		(Cost $0)

		TOTAL INVESTMENTS - 98.09%	115,422,159
		(Cost $168,355,628)
		OTHER ASSETS AND LIABILITIES, NET - 1.91%	2,252,936
		NET ASSETS - 100.00%	$117,675,095

	*	Non-income producing
	**	Percentage represents less than 0.01%
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Value Index Fund

TIAA-CREF FUNDS
SMALL-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 98.92%

AGRICULTURAL PRODUCTION-CROPS - 0.12%
16,431	*	Chiquita Brands International, Inc	$108,938
1,303		Griffin Land & Nurseries, Inc (Class A)	45,605
		TOTAL AGRICULTURAL PRODUCTION-CROPS	154,543

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.11%
428		Cal-Maine Foods, Inc	9,583
130		Seaboard Corp	131,300
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	140,883

AMUSEMENT AND RECREATION SERVICES - 0.33%
3,639		Churchill Downs, Inc	109,388
29,069	*	Live Nation, Inc	77,614
22,699	*	Pinnacle Entertainment, Inc	159,801
28,244	*	Six Flags, Inc	7,626
5,157		Speedway Motorsports, Inc	60,956
		TOTAL AMUSEMENT AND RECREATION SERVICES	415,385

APPAREL AND ACCESSORY STORES - 1.99%
11,605		Bebe Stores, Inc	77,405
15,448		Brown Shoe Co, Inc	57,930
1,370	*	Cache, Inc	3,946
21,492	*	Carter's, Inc	404,264
12,971	*	Casual Male Retail Group, Inc	6,356
8,557		Cato Corp (Class A)	156,422
6,644	*	Charlotte Russe Holding, Inc	54,149
44,825	*	Charming Shoppes, Inc	62,755
46,139	*	Chico's FAS, Inc	247,765
8,957	*	Children's Place Retail Stores, Inc	196,069
4,335		Christopher & Banks Corp	17,730
24,297	*	Collective Brands, Inc	236,653
16,977	*	Dress Barn, Inc	208,647
2,239	*	DSW, Inc (Class A)	20,800
11,237		Finish Line, Inc (Class A)	74,389
16,505	*	HOT Topic, Inc	184,691
5,450	*	JOS A Bank Clothiers, Inc	151,565
8,395	*	New York & Co, Inc	29,802
26,701	*	Pacific Sunwear Of California, Inc	44,324
3,548	*	Shoe Carnival, Inc	36,722
14,560		Stage Stores, Inc	146,765
2,415	*	Syms Corp	14,780
8,667		Talbots, Inc	30,421
2,492	*	Tween Brands, Inc	5,333
		TOTAL APPAREL AND ACCESSORY STORES	2,469,683

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
APPAREL AND OTHER TEXTILE PRODUCTS - 0.26%
4,690		Columbia Sportswear Co	$140,325
1,821	*	G-III Apparel Group Ltd	10,052
3,166	*	Gymboree Corp	67,594
4,141	*	Maidenform Brands, Inc	37,932
49,005	*	Quiksilver, Inc	62,726
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	318,629

AUTO REPAIR, SERVICES AND PARKING - 0.25%
3,567	*	Amerco, Inc	119,602
8,053	*	Dollar Thrifty Automotive Group, Inc	9,341
5,692		Monro Muffler, Inc	155,562
814	*	Standard Parking Corp	13,350
958	*	Wright Express Corp	17,455
		TOTAL AUTO REPAIR, SERVICES AND PARKING	315,310

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
3,681	*	America's Car-Mart, Inc	50,025
11,657		Asbury Automotive Group, Inc	50,242
6,951	*	MarineMax, Inc	13,624
12,714	*	Rush Enterprises, Inc (Class A)	113,409
12,212		Sonic Automotive, Inc (Class A)	19,539
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	246,839

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.01%
5,493	*	Builders FirstSource, Inc	11,096
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	11,096

BUSINESS SERVICES - 7.01%
153,287	*	3Com Corp	473,657
730	*	3D Systems Corp	4,811
17,272		Aaron Rents, Inc	460,472
16,574		ABM Industries, Inc	271,814
22,926		Acxiom Corp	169,652
17,909		Aircastle Ltd	83,277
2,806		American Software, Inc (Class A)	14,788
588	*	AMN Healthcare Services, Inc	2,999
4,694	*	Ariba, Inc	40,979
1,406	*	Asset Acceptance Capital Corp	7,466
17,008	*	Avocent Corp	206,477
6,479		BGC Partners, Inc (Class A)	14,319
1,187		Blackbaud, Inc	13,781
7,793	*	Bottomline Technologies, Inc	51,278
19,110		Brady Corp (Class A)	336,909
9,085	*	CACI International, Inc (Class A)	331,512
546	*	CAI International, Inc	1,545
22,536	*	Ciber, Inc	61,523
6,608	*	Cogent, Inc	78,635
8,699		Compass Diversified Trust	77,595
846		Computer Programs & Systems, Inc	28,146
5,469	*	COMSYS IT Partners, Inc	12,086
6,271	*	CSG Systems International, Inc	89,550

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,828	*	DealerTrack Holdings, Inc	$50,147
680	*	Deltek, Inc	2,944
9,444		Deluxe Corp	90,946
142	*	DMRC Corp	1,380
8,691	*	DynCorp International, Inc (Class A)	115,851
8,093		Electro Rent Corp	78,017
20,128	*	Electronics for Imaging, Inc	197,254
22,719	*	Epicor Software Corp	86,559
4,536	*	EPIQ Systems, Inc	81,784
18,302		Fair Isaac Corp	257,509
4,202	*	First Advantage Corp (Class A)	57,904
8,555	*	Gerber Scientific, Inc	20,446
11,244		Gevity HR, Inc	44,414
6,723	*	Global Cash Access, Inc	25,682
6,252	*	H&E Equipment Services, Inc	40,951
6,541		Heidrick & Struggles International, Inc	116,037
5,180	*	HSW International, Inc	855
1,201	*	Hudson Highland Group, Inc	1,333
5,147	*	Hypercom Corp	4,941
5,993	*	i2 Technologies, Inc	47,345
2,018	*	ICT Group, Inc	11,240
12,247		infoGROUP, Inc	50,948
5,221		Infospace, Inc	27,149
7,291		Interactive Data Corp	181,254
9,508	*	Internap Network Services Corp	25,577
4,572	*	Internet Brands, Inc (Class A)	26,838
5,435	*	Internet Capital Group, Inc	21,903
2,418		Jack Henry & Associates, Inc	39,462
9,106	*	JDA Software Group, Inc	105,174
9,576		Kelly Services, Inc (Class A)	77,087
2,150	*	Kenexa Corp	11,589
4,228	*	Keynote Systems, Inc	33,528
9,989	*	Kforce, Inc	70,223
16,289	*	Korn/Ferry International	147,578
6,130	*	Limelight Networks, Inc	20,536
31,990	*	Mentor Graphics Corp	142,036
18,276	*	MODUSLINK GLOBAL SOLUTIONS,Inc	47,335
2,180	*	Monotype Imaging Holdings, Inc	8,153
35,573	*	MPS Group, Inc	211,659
17,025	*	MSC.Software Corp	96,021
12,568	*	Ness Technologies, Inc	37,076
1,898	*	Netscout Systems, Inc	13,590
13,345	*	On Assignment, Inc	36,165
31,169	*	OpenTV Corp (Class A)	47,065
640	*	Opnet Technologies, Inc	5,549
2,490	*	Parametric Technology Corp	24,850
2,323		PC-Tel, Inc	9,989
12,237	*	Perficient, Inc	66,080
32,609	*	Perot Systems Corp (Class A)	420,004
1,920	*	Portfolio Recovery Associates, Inc	51,533
3,492	*	Premiere Global Services, Inc	30,799
1,368	*	Progress Software Corp	23,748

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
24,874	*	Quest Software, Inc	$315,402
1,530	*	Rackspace Hosting, Inc	11,460
8,771	*	Radisys Corp	53,152
8,224	*	Raser Technologies, Inc	34,459
18,949	*	RealNetworks, Inc	44,151
25,387	*	Rent-A-Center, Inc	491,745
4,082	*	S1 Corp	21,022
2,424	*	Smith Micro Software, Inc	12,678
18,032	*	SonicWALL, Inc	80,423
1,426	*	Sourcefire, Inc	10,381
10,556	*	Spherion Corp	21,956
7,371	*	SRA International, Inc (Class A)	108,354
4,285	*	SupportSoft, Inc	8,227
4,698	*	Sybase, Inc	142,302
6,526	*	SYNNEX Corp	128,366
3,827		TAL International Group, Inc	28,014
1,915		Textainer Group Holdings Ltd	12,926
1,972		TheStreet.com, Inc	3,885
7,032	*	THQ, Inc	21,377
66,299	*	TIBCO Software, Inc	389,175
905	*	TNS, Inc	7,403
15,121	*	TrueBlue, Inc	124,748
28,999		United Online, Inc	129,336
7,886		Viad Corp	111,350
4,075	*	Vignette Corp	27,221
1,000	*	Virtusa Corp	6,200
4,882	*	Volt Information Sciences, Inc	32,465
2,101	*	Websense, Inc	25,212
8,989	*	Website Pros, Inc	29,843
		TOTAL BUSINESS SERVICES	8,710,541

CHEMICALS AND ALLIED PRODUCTS - 3.11%
5,511	*	Albany Molecular Research, Inc	51,969
580		American Vanguard Corp	7,482
6,079		Arch Chemicals, Inc	115,258
21,079	*	Arena Pharmaceuticals, Inc	63,448
2,020	*	BioForm Medical, Inc	2,464
5,313	*	Cambrex Corp	12,114
471	*	Chattem, Inc	26,400
7,666	*	China Precision Steel, Inc	8,969
2,844	*	Cypress Bioscience, Inc	20,221
2,151	*	Cytokinetics, Inc	3,657
9,117	*	Elizabeth Arden, Inc	53,152
1,552	*	Emergent Biosolutions, Inc	20,968
4,412		Ferro Corp	6,309
12,025	*	Geron Corp	53,752
18,422		H.B. Fuller Co	239,486
43,723	*	Human Genome Sciences, Inc	36,290
6,759	*	ICO, Inc	13,924
2,179		Innophos Holdings, Inc	24,579
3,295		Innospec, Inc	12,422
4,817		Inter Parfums, Inc	28,083

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
960	*	Jazz Pharmaceuticals, Inc	$854
5,969		Kaiser Aluminum Corp	138,003
7,450		Koppers Holdings, Inc	108,174
5,599		Mannatech, Inc	18,645
8,414	*	MannKind Corp	29,281
3,875		Minerals Technologies, Inc	124,194
18,880	*	Nabi Biopharmaceuticals	69,856
1,011		NL Industries, Inc	10,110
28,452		Olin Corp	406,009
11,606	*	OM Group, Inc	224,228
1,730	*	OraSure Technologies, Inc	4,377
3,483	*	Pacific Ethanol, Inc	1,149
13,211	*	Par Pharmaceutical Cos, Inc	125,108
11,445	*	PharMerica Corp	190,445
35,764	*	PolyOne Corp	82,615
13,075	*	Prestige Brands Holdings, Inc	67,729
15,661	*	Rockwood Holdings, Inc	124,348
18,356	*	Salix Pharmaceuticals Ltd	174,382
18,294		Sensient Technologies Corp	429,908
8,427	*	Solutia, Inc	15,758
1,419		Stepan Co	38,739
16,478	*	Unifi, Inc	10,546
29,505	*	USEC, Inc	141,624
12,474	*	Valeant Pharmaceuticals International	221,912
30,059	*	Viropharma, Inc	157,810
7,297		Westlake Chemical Corp	106,755
6,087	*	WR Grace & Co	38,470
		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,861,976

COAL MINING - 0.00%**
850	*	National Coal Corp	1,156
360	*	Westmoreland Coal Co	2,581
		TOTAL COAL MINING	3,737

COMMUNICATIONS - 1.73%
9,371		Adtran, Inc	151,904
7,820		Alaska Communications Systems Group, Inc	52,394
10,393	*	Anixter International, Inc	329,251
3,570		Atlantic Tele-Network, Inc	68,473
6,388	*	Audiovox Corp (Class A)	21,911
18,472	*	Brightpoint, Inc	79,060
4,048	*	Centennial Communications Corp	33,436
87,375	*	Cincinnati Bell, Inc	200,964
5,605		Consolidated Communications Holdings, Inc	57,507
9,001	*	Cox Radio, Inc (Class A)	36,904
1,637	*	Crown Media Holdings, Inc (Class A)	3,339
11,803	*	Cumulus Media, Inc (Class A)	11,921
732	*	DG FastChannel, Inc	13,740
12,688		Entercom Communications Corp (Class A)	13,957
13,986	*	Entravision Communications Corp (Class A)	3,636
32,508		Fairpoint Communications, Inc	25,356
40,985	*	FiberTower Corp	8,197

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,442		Fisher Communications, Inc	$23,834
17,385	*	General Communication, Inc (Class A)	116,132
6,235	*	GeoEye, Inc	123,141
6,461	*	Global Crossing Ltd	45,227
12,267	*	Globalstar, Inc	4,293
15,518		Gray Television, Inc	4,966
10,850		Ibasis, Inc	7,270
25,482	*	ICO Global Communications Holdings Ltd (Class A)	8,919
6,277	*	IDT Corp (Class B)	7,281
10,656		Iowa Telecommunications Services, Inc	122,118
4,561	*	iPCS, Inc	44,287
10,229	*	Knology, Inc	42,143
11,876	*	Lin TV Corp (Class A)	13,301
1,697	*	Mastec, Inc	20,517
15,126	*	Mediacom Communications Corp (Class A)	60,958
6,879	*	Novatel Wireless, Inc	38,660
1,677	*	Orbcomm, Inc	2,465
13,276	*	PAETEC Holding Corp	19,117
849		Preformed Line Products Co	31,956
6,418	*	RCN Corp	23,747
974		Shenandoah Telecom Co	22,207
10,443		Sinclair Broadcast Group, Inc (Class A)	10,756
10,068	*	Syniverse Holdings, Inc	158,672
17,565	*	TerreStar Corp	9,836
7,390		USA Mobility, Inc	68,062
4,983	*	Vonage Holdings Corp	1,993
		TOTAL COMMUNICATIONS	2,143,808

DEPOSITORY INSTITUTIONS - 14.53%
5,640		1st Source Corp	101,802
9,086		Abington Bancorp, Inc	75,232
8,471		Amcore Financial, Inc	13,554
4,950		Ameris Bancorp	23,315
2,351		Ames National Corp	40,179
8,635		Anchor Bancorp Wisconsin, Inc	11,657
3,503		Arrow Financial Corp	82,986
2,842		Bancfirst Corp	103,449
10,480		Banco Latinoamericano de Exportaciones S.A. (Class E)	98,198
6,404		BancTrust Financial Group, Inc	40,537
18,577		Bank Mutual Corp	168,308
4,790		Bank of the Ozarks, Inc	110,553
7,183		BankFinancial Corp	71,615
5,163		Banner Corp	15,024
12,400	*	Beneficial Mutual Bancorp, Inc	122,140
4,610		Berkshire Hills Bancorp, Inc	105,661
20,162		Boston Private Financial Holdings, Inc	70,769
22,142		Brookline Bancorp, Inc	210,349
1,239		Brooklyn Federal Bancorp, Inc	13,666
2,745		Bryn Mawr Bank Corp	46,253
2,918		Camden National Corp	66,676
4,356		Capital City Bank Group, Inc	49,920
5,252		Capitol Bancorp Ltd	21,796

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,487		Cardinal Financial Corp	$20,015
10,747		Cascade Bancorp	17,518
18,800		Cathay General Bancorp	196,084
3,596		Centerstate Banks of Florida, Inc	39,592
10,656		Central Pacific Financial Corp	59,674
9,088		Chemical Financial Corp	189,121
3,471		Citizens & Northern Corp	64,179
47,769		Citizens Republic Bancorp, Inc	74,042
5,289		City Bank	17,454
6,190		City Holding Co	168,925
4,103		Clifton Savings Bancorp, Inc	41,030
6,832		CoBiz, Inc	35,868
73,704		Colonial Bancgroup, Inc	66,334
6,733		Columbia Banking System, Inc	43,091
12,451		Community Bank System, Inc	208,554
5,783		Community Trust Bancorp, Inc	154,695
17,155		Corus Bankshares, Inc	4,632
25,185		CVB Financial Corp	166,977
8,890		Dime Community Bancshares	83,388
24,231		East West Bancorp, Inc	110,736
2,368	*	Encore Bancshares, Inc	21,004
1,873		Enterprise Financial Services Corp	18,280
5,939		ESSA Bancorp, Inc	79,048
17,747	*	Euronet Worldwide, Inc	231,776
2,447		Farmers Capital Bank Corp	38,344
4,004		Financial Institutions, Inc	30,510
5,242		First Bancorp	62,747
27,286		First Bancorp	116,238
3,389		First Bancorp, Inc	53,750
9,681		First Busey Corp	75,125
32,439		First Commonwealth Financial Corp	287,733
3,602		First Community Bancshares, Inc	42,035
14,220		First Financial Bancorp	135,517
6,511		First Financial Bankshares, Inc	313,634
4,298		First Financial Corp	158,596
4,261		First Financial Holdings, Inc	32,597
8,250		First Financial Northwest, Inc	68,805
8,325		First Merchants Corp	89,827
18,344		First Midwest Bancorp, Inc	157,575
45,231		First Niagara Financial Group, Inc	493,017
5,580		First Place Financial Corp	18,749
3,146		First South Bancorp, Inc	33,411
30,830		FirstMerit Corp	561,105
24,944	*	Flagstar Bancorp, Inc	18,708
7,938		Flushing Financial Corp	47,787
32,898		FNB Corp	252,328
2,415	*	Fox Chase Bancorp, Inc	22,822
19,735		Frontier Financial Corp	21,709
23,097		Glacier Bancorp, Inc	362,853
4,791		Greene County Bancshares, Inc	42,161
20,456	*	Guaranty Bancorp	35,798
9,109		Hancock Holding Co	284,929

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
13,615		Hanmi Financial Corp	$17,700
16,009		Harleysville National Corp	97,015
4,774		Heartland Financial USA, Inc	64,640
3,761		Heritage Commerce Corp	19,745
5,068		Home Bancshares, Inc	101,208
2,436		Home Federal Bancorp, Inc	21,266
6,050		IBERIABANK Corp	277,937
6,157		Independent Bank Corp	90,816
9,993		Integra Bank Corp	18,887
19,219		International Bancshares Corp	149,908
16,483	*	Investors Bancorp, Inc	139,611
6,974		Kearny Financial Corp	73,088
7,362		Lakeland Bancorp, Inc	59,117
4,628		Lakeland Financial Corp	88,811
7,623		MainSource Financial Group, Inc	61,289
13,122		MB Financial, Inc	178,459
4,102	*	Meridian Interstate Bancorp, Inc	34,539
7,514		Midwest Banc Holdings, Inc	7,589
8,320		Nara Bancorp, Inc	24,461
1,175		NASB Financial, Inc	29,269
30,295		National Penn Bancshares, Inc	251,449
12,227		NBT Bancorp, Inc	264,592
41,327		NewAlliance Bancshares, Inc	485,178
7,530		Northfield Bancorp, Inc	82,303
6,656		Northwest Bancorp, Inc	112,486
3,178		OceanFirst Financial Corp	32,479
25,291		Old National Bancorp	282,499
4,990		Old Second Bancorp, Inc	31,687
9,740		Oriental Financial Group, Inc	47,531
629	*	Oritani Financial Corp	8,806
17,616		Pacific Capital Bancorp	119,260
3,977		Pacific Continental Corp	46,292
10,584		PacWest Bancorp	151,669
4,206		Park National Corp	234,485
3,026		Peapack Gladstone Financial Corp	54,559
1,892	*	Pennsylvania Commerce Bancorp, Inc	34,813
3,923		Peoples Bancorp, Inc	50,921
6,961	*	Pinnacle Financial Partners, Inc	165,045
7,415		Premierwest Bancorp	29,809
14,938		Prosperity Bancshares, Inc	408,553
12,692		Provident Bankshares Corp	89,479
22,767		Provident Financial Services, Inc	246,111
15,190		Provident New York Bancorp	129,875
7,920		Renasant Corp	99,475
3,516		Republic Bancorp, Inc (Class A)	65,644
3,150		Rockville Financial, Inc	28,665
3,510		Roma Financial Corp	45,455
9,100		S&T Bancorp, Inc	193,011
4,442		S.Y. Bancorp, Inc	107,941
6,134		Sandy Spring Bancorp, Inc	68,455
1,600		Santander BanCorp	12,608
4,280		SCBT Financial Corp	89,452

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,219		Seacoast Banking Corp of Florida	$15,814
3,158		Shore Bancshares, Inc	52,897
2,837		Sierra Bancorp	27,604
1,508	*	Signature Bank	42,571
5,280		Simmons First National Corp (Class A)	133,003
2,892		Smithtown Bancorp, Inc	32,622
35,289		South Financial Group, Inc	38,818
4,632		Southside Bancshares, Inc	87,545
5,296		Southwest Bancorp, Inc	49,676
5,219		State Bancorp, Inc	40,186
8,564		StellarOne Corp	101,997
7,000		Sterling Bancorp	69,300
27,792		Sterling Bancshares, Inc	181,760
20,626		Sterling Financial Corp	42,696
2,257		Suffolk Bancorp	58,659
5,347	*	Sun Bancorp, Inc	27,751
32,773		Susquehanna Bancshares, Inc	305,771
9,030	*	SVB Financial Group	180,690
10,456	*	Texas Capital Bancshares, Inc	117,735
2,203		Tompkins Trustco, Inc	94,729
7,855		TowneBank	128,272
5,418		Trico Bancshares	90,697
18,708		Trustco Bank Corp NY	112,622
18,902		Trustmark Corp	347,418
44,308		UCBH Holdings, Inc	66,905
11,845		UMB Financial Corp	503,293
22,864		Umpqua Holdings Corp	207,148
4,955		Union Bankshares Corp	68,627
14,428		United Bankshares, Inc	248,739
15,016		United Community Banks, Inc	62,465
11,801		United Community Financial Corp	14,279
6,480		United Financial Bancorp, Inc	84,823
3,552		United Security Bancshares	26,143
4,896		Univest Corp of Pennsylvania	85,680
323		ViewPoint Financial Group	3,886
1,019		W Holding Co, Inc	9,263
5,195		Washington Trust Bancorp, Inc	84,419
2,427	*	Waterstone Financial, Inc	4,951
10,130		WesBanco, Inc	231,268
6,526		West Bancorporation, Inc	48,619
8,521		West Coast Bancorp	18,917
6,042		Westamerica Bancorporation	275,274
7,881	*	Western Alliance Bancorp	35,937
12,017		Westfield Financial, Inc	105,750
7,505		Wilshire Bancorp, Inc	38,726
8,976		Wintrust Financial Corp	110,405
2,236		WSFS Financial Corp	49,997
4,612		Yadkin Valley Financial Corp	34,359
		TOTAL DEPOSITORY INSTITUTIONS	18,060,714

EATING AND DRINKING PLACES - 0.94%
4,022	*	AFC Enterprises	18,139

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,384	*	BJ's Restaurants, Inc	$19,251
11,821		Bob Evans Farms, Inc	265,026
2,062	*	California Pizza Kitchen, Inc	26,971
2,706		CBRL Group, Inc	77,500
913	*	CEC Entertainment, Inc	23,628
14,927	*	Domino's Pizza, Inc	97,772
660	*	Einstein Noah Restaurant Group, Inc	3,848
8,471	*	Jack in the Box, Inc	197,290
4,150		Landry's Restaurants, Inc	21,663
7,873	*	Luby's, Inc	38,656
7,119		O'Charleys, Inc	21,428
1,982	*	Papa John's International, Inc	45,328
652	*	PF Chang's China Bistro, Inc	14,918
666	*	Red Robin Gourmet Burgers, Inc	11,742
21,237	*	Ruby Tuesday, Inc	62,012
2,580	*	Ruth's Chris Steak House, Inc	3,122
3,428	*	Sonic Corp	34,349
10,786	*	Steak N Shake Co	81,650
20,452		Wendy's/Arby's Group, Inc (Class A)	102,874
		TOTAL EATING AND DRINKING PLACES	1,167,167

EDUCATIONAL SERVICES - 0.07%
480	*	Grand Canyon Education, Inc	8,285
940	*	Lincoln Educational Services Corp	17,221
5,208	*	Universal Technical Institute, Inc	62,496
		TOTAL EDUCATIONAL SERVICES	88,002

ELECTRIC, GAS, AND SANITARY SERVICES - 8.59%
10,560		Allete, Inc	281,846
6,584		American States Water Co	239,131
20,162		Avista Corp	277,832
14,612		Black Hills Corp	261,409
7,440		California Water Service Group	311,438
3,262	*	Casella Waste Systems, Inc (Class A)	5,578
4,427		Central Vermont Public Service Corp	76,587
5,994		CH Energy Group, Inc	281,119
2,597		Chesapeake Utilities Corp	79,157
22,891		Cleco Corp	496,506
3,368		Connecticut Water Service, Inc	68,303
16,984	*	El Paso Electric Co	239,305
12,817		Empire District Electric Co	185,077
3,541	*	EnerNOC, Inc	51,486
17,224		Idacorp, Inc	402,353
8,286		Laclede Group, Inc	322,988
8,409		MGE Energy, Inc	263,790
5,101		Middlesex Water Co	73,454
15,959		New Jersey Resources Corp	542,287
17,215		Nicor, Inc	572,054
10,051		Northwest Natural Gas Co	436,414
13,656		NorthWestern Corp	293,331
13,414		Otter Tail Corp	295,779
6,119	*	Pico Holdings, Inc	183,998

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
27,952		Piedmont Natural Gas Co, Inc	$723,678
4,252	*	Pike Electric Corp	39,331
43,040	*	Plug Power, Inc	37,445
32,766		PNM Resources, Inc	270,647
28,493		Portland General Electric Co	501,192
3,541		Resource America, Inc (Class A)	14,129
4,659		SJW Corp	118,478
11,297		South Jersey Industries, Inc	395,395
16,438		Southwest Gas Corp	346,349
9,280		Southwest Water Co	39,904
9,570		UIL Holdings Corp	213,602
13,059		Unisource Energy Corp	368,133
8,581	*	Waste Services, Inc	36,727
39,973		Westar Energy, Inc	700,727
18,859		WGL Holdings, Inc	618,575
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	10,665,534

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.75%
9,106	*	Actel Corp	92,153
2,029		Acuity Brands, Inc	45,734
45,780	*	Adaptec, Inc	109,872
9,465	*	Advanced Energy Industries, Inc	71,271
1,000	*	Airvana, Inc	5,850
36,639	*	Amkor Technology, Inc	98,193
16,081	*	Applied Micro Circuits Corp	78,154
3,549		Applied Signal Technology, Inc	71,796
46,587	*	Arris Group, Inc	343,345
2,795	*	AZZ, Inc	73,760
17,511		Baldor Electric Co	253,734
4,114		Bel Fuse, Inc (Class B)	55,292
21,219	*	Benchmark Electronics, Inc	237,653
34,032	*	Bookham, Inc	14,634
10,044	*	Ceradyne, Inc	182,098
2,117	*	Ceva, Inc	15,412
15,074	*	Checkpoint Systems, Inc	135,214
4,299	*	China BAK Battery, Inc	7,351
3,220	*	CPI International, Inc	30,268
12,284		CTS Corp	44,345
5,898		Cubic Corp	149,396
9,176	*	DSP Group, Inc	39,640
10,060	*	Electro Scientific Industries, Inc	59,555
5,898	*	EMS Technologies, Inc	102,979
7,357	*	EnerSys	89,167
1,340	*	Entropic Communications, Inc	992
12,341	*	Exar Corp	77,008
3,454		Franklin Electric Co, Inc	76,437
2,745	*	Globecomm Systems, Inc	15,894
7,877	*	GrafTech International Ltd	48,522
8,666	*	Greatbatch, Inc	167,687
3,190	*	GT Solar International, Inc	21,182
19,724	*	Harmonic, Inc	128,206
10,244	*	Harris Stratex Networks, Inc (Class A)	39,439

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,448	*	Helen of Troy Ltd	$157,410
9,215	*	Hutchinson Technology, Inc	23,959
11,368		Imation Corp	86,965
2,131		IXYS Corp	17,176
20,732	*	Lattice Semiconductor Corp	28,610
4,568	*	Littelfuse, Inc	50,202
4,252	*	Loral Space & Communications, Inc	90,823
6,849		LSI Industries, Inc	35,409
19,909	*	Mattson Technology, Inc	16,743
2,300	*	Medis Technologies Ltd	1,012
8,660	*	Mercury Computer Systems, Inc	47,890
13,866		Methode Electronics, Inc	49,640
14,935	*	MIPS Technologies, Inc	43,760
14,520	*	Moog, Inc (Class A)	332,072
57,396	*	MRV Communications, Inc	17,793
454	*	Multi-Fineline Electronix, Inc	7,645
1,577		National Presto Industries, Inc	96,213
17,905	*	Omnivision Technologies, Inc	120,322
4,693	*	Oplink Communications, Inc	36,136
5,027	*	OpNext, Inc	8,596
1,217	*	OSI Systems, Inc	18,571
1,350		Park Electrochemical Corp	23,328
18,132	*	Photronics, Inc	17,407
18,406		Plantronics, Inc	222,160
1,246	*	Plexus Corp	17,220
1,550	*	PLX Technology, Inc	3,364
34,090	*	PMC - Sierra, Inc	217,494
2,516	*	Polycom, Inc	38,721
249	*	Powell Industries, Inc	8,792
27,592	*	Power-One, Inc	24,281
44,245	*	Powerwave Technologies, Inc	26,282
12,230		Regal-Beloit Corp	374,726
99,873	*	RF Micro Devices, Inc	132,831
5,944	*	Rogers Corp	112,223
133,576	*	Sanmina-SCI Corp	40,741
11,599	*	Seachange International, Inc	66,346
1,285	*	Semtech Corp	17,155
2,680	*	ShoreTel, Inc	11,551
30,105	*	Silicon Storage Technology, Inc	49,673
20,178	*	Skyworks Solutions, Inc	162,635
17,789	*	Smart Modular Technologies WWH, Inc	24,549
3,838	*	Standard Microsystems Corp	71,387
5,873	*	Stoneridge, Inc	12,392
64,866	*	Sycamore Networks, Inc	173,192
16,792	*	Symmetricom, Inc	58,772
3,248	*	Synthesis Energy Systems, Inc	2,144
16,164		Technitrol, Inc	27,640
21,950	*	Tekelec	290,399
16,149	*	Trident Microsystems, Inc	23,578
54,322	*	Triquint Semiconductor, Inc	134,175
14,367	*	TTM Technologies, Inc	83,329
10,438	*	Ultra Clean Holdings	11,169

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
648	*	United Capital Corp	$11,178
340	*	Universal Electronics, Inc	6,154
37,220	*	Utstarcom, Inc	29,032
5,967	*	Valence Technology, Inc	12,710
7,629	*	Viasat, Inc	158,836
19,605	*	Zoran Corp	172,524
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,139,270

ENGINEERING AND MANAGEMENT SERVICES - 0.93%
4,348		CDI Corp	42,263
18,937	*	Celera Corp	144,489
4,455	*	Cornell Cos, Inc	72,928
1,575	*	CRA International, Inc	29,736
1,756	*	Exponent, Inc	44,479
3,521	*	Furmanite Corp	10,950
2,594	*	ICF International, Inc	59,584
1,620		Landauer, Inc	82,102
6,326	*	LECG Corp	16,068
20,207	*	Lexicon Pharmaceuticals, Inc	22,026
5,821		MAXIMUS, Inc	232,025
6,020	*	Maxygen, Inc	40,936
2,382	*	Michael Baker Corp	61,932
220		National Research Corp	5,465
5,924	*	Symyx Technologies, Inc	26,362
5,380		Watson Wyatt & Co Holdings (Class A)	265,611
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,156,956

FABRICATED METAL PRODUCTS - 1.11%
2,715		Ameron International Corp	142,972
880	*	Bway Holding Co	6,943
815		CIRCOR International, Inc	18,354
12,164	*	Commercial Vehicle Group, Inc	6,690
20,356	*	Griffon Corp	152,670
6,177		Insteel Industries, Inc	42,992
5,806	*	Ladish Co, Inc	42,152
2,250	*	Mobile Mini, Inc	25,920
44,571		Mueller Water Products, Inc (Class A)	147,084
7,370	*	NCI Building Systems, Inc	16,361
3,185	*	Park-Ohio Holdings Corp	10,383
4,788		Quanex Building Products Corp	36,389
4,801		Silgan Holdings, Inc	252,245
14,156		Simpson Manufacturing Co, Inc	255,091
5,544	*	Trimas Corp	9,702
11,096		Watts Water Technologies, Inc (Class A)	217,038
		TOTAL FABRICATED METAL PRODUCTS	1,382,986

FOOD AND KINDRED PRODUCTS - 2.30%
910	*	American Dairy, Inc	15,388
7,720		B&G Foods, Inc (Class A)	40,144
24,312	*	Central Garden and Pet Co (Class A)	182,826
2,637		Farmer Bros Co	46,939
11,698		Flowers Foods, Inc	274,669

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
4,761		Imperial Sugar Co	$34,232
5,365		J&J Snack Foods Corp	185,575
8,244		Lance, Inc	171,640
4,008	*	M&F Worldwide Corp	46,934
3,925	*	National Beverage Corp	35,992
6,744	*	Omega Protein Corp	17,804
4,438		Penford Corp	16,110
19,171	*	Ralcorp Holdings, Inc	1,032,933
5,975		Reddy Ice Holdings, Inc	8,783
6,480		Sanderson Farms, Inc	243,324
5,220	*	Smart Balance, Inc	31,529
6,148		Tootsie Roll Industries, Inc	133,536
11,850	*	TreeHouse Foods, Inc	341,162
		TOTAL FOOD AND KINDRED PRODUCTS	2,859,520

FOOD STORES - 0.73%
50		Arden Group, Inc (Class A)	5,842
8,235	*	Great Atlantic & Pacific Tea Co, Inc	43,728
4,706		Ingles Markets, Inc (Class A)	70,261
6,897	*	Pantry, Inc	121,456
15,109		Ruddick Corp	339,198
3,026	*	Susser Holdings Corp	40,669
2,438		Village Super Market (Class A)	75,992
4,177		Weis Markets, Inc	129,654
8,658	*	Winn-Dixie Stores, Inc	82,770
		TOTAL FOOD STORES	909,570

FURNITURE AND FIXTURES - 0.50%
9,334		Ethan Allen Interiors, Inc	105,101
14,194		Furniture Brands International, Inc	20,865
9,657		Herman Miller, Inc	102,944
15,557		HNI Corp	161,792
3,465		Hooker Furniture Corp	29,245
12,272		Kimball International, Inc (Class B)	80,504
19,617		La-Z-Boy, Inc	24,521
15,683	*	Sealy Corp	23,368
10,664		Tempur-Pedic International, Inc	77,847
		TOTAL FURNITURE AND FIXTURES	626,187

FURNITURE AND HOME FURNISHINGS STORES - 0.10%
4,920		Haverty Furniture Cos, Inc	51,808
1,971		Knoll, Inc	12,082
28,390	*	Pier 1 Imports, Inc	15,898
3,128	*	Rex Stores Corp	33,532
11,837	*	Tuesday Morning Corp	15,033
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	128,353

GENERAL BUILDING CONTRACTORS - 0.63%
589	*	Amrep Corp	9,247
2,297	*	Avatar Holdings, Inc	34,409
13,958	*	Beazer Homes USA, Inc	14,098
4,445		Brookfield Homes Corp	15,335

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
531	*	Cavco Industries, Inc	$12,532
19,474	*	Hovnanian Enterprises, Inc (Class A)	30,379
5,114		M/I Homes, Inc	35,747
2,878		McGrath RentCorp	45,357
11,616	*	Meritage Homes Corp	132,655
3,595	*	Palm Harbor Homes, Inc	8,017
11,442	*	Perini Corp	140,737
16,090		Ryland Group, Inc	268,059
40,471	*	Standard-Pacific Corp	35,614
		TOTAL GENERAL BUILDING CONTRACTORS	782,186

GENERAL MERCHANDISE STORES - 0.78%
7,915	*	99 Cents Only Stores	73,135
19,263		Casey's General Stores, Inc	513,551
3,700	*	Conn's, Inc	51,948
21,523		Dillard's, Inc (Class A)	122,681
15,153		Fred's, Inc (Class A)	170,926
10,118	*	Retail Ventures, Inc	15,379
8,048	*	Stein Mart, Inc	23,259
		TOTAL GENERAL MERCHANDISE STORES	970,879

HEALTH SERVICES - 1.51%
1,103	*	Alliance Imaging, Inc	7,500
11,959	*	Amsurg Corp	189,550
1,818	*	Assisted Living Concepts, Inc (A Shares)	24,652
9,390	*	Cross Country Healthcare, Inc	61,505
3,002		Ensign Group, Inc	46,411
3,371	*	Enzo Biochem, Inc	13,551
11,225	*	Five Star Quality Care, Inc	11,674
5,542	*	Gentiva Health Services, Inc	84,238
33,310	*	Healthsouth Corp	295,793
358	*	IPC The Hospitalist Co, Inc	6,813
10,611	*	Kindred Healthcare, Inc	158,634
13,892	*	Magellan Health Services, Inc	506,225
6,081	*	Medcath Corp	44,209
437		National Healthcare Corp	17,546
21,130	*	Nektar Therapeutics	113,891
7,757	*	Nighthawk Radiology Holdings, Inc	20,944
9,763	*	Odyssey HealthCare, Inc	94,701
6,840	*	RehabCare Group, Inc	119,290
6,683	*	Skilled Healthcare Group, Inc (Class A)	54,867
1,646	*	Sunrise Senior Living, Inc	1,119
		TOTAL HEALTH SERVICES	1,873,113

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.52%
517	*	Comverge, Inc	3,593
12,597		Granite Construction, Inc	472,135
15,408		Great Lakes Dredge & Dock Corp	46,378
3,797	*	LB Foster Co (Class A)	94,280
1,425	*	Sterling Construction Co, Inc	25,422
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	641,808

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 11.64%
6,295		Acadia Realty Trust	$66,790
3,030		Agree Realty Corp	47,541
264		Alexander's, Inc	44,980
16,092		American Campus Communities, Inc	279,357
3,724		American Capital Agency Corp	63,718
7,866	*	Ampal American Israel (Class A)	13,451
22,068		Anthracite Capital, Inc	7,503
37,751		Anworth Mortgage Asset Corp	231,414
5,559		Arbor Realty Trust, Inc	4,002
33,889		Ashford Hospitality Trust, Inc	52,189
2,203		Associated Estates Realty Corp	12,513
30,547		BioMed Realty Trust, Inc	206,803
16,070		Capital Lease Funding, Inc	31,658
1,141		Capital Southwest Corp	87,161
6,584		Capital Trust, Inc (Class A)	7,242
24,024		Capstead Mortgage Corp	258,018
5,084		Care Investment Trust, Inc	27,759
14,002		Cedar Shopping Centers, Inc	24,363
1,268		Cherokee, Inc	19,781
4,124		Cogdell Spencer, Inc	21,032
17,640		Colonial Properties Trust	67,208
15,954		Corporate Office Properties Trust	396,138
6,628		Cousins Properties, Inc	42,684
3,810		Danvers Bancorp, Inc	52,616
65,249		DCT Industrial Trust, Inc	206,839
35,890		DiamondRock Hospitality Co	143,919
6,495		EastGroup Properties, Inc	182,315
10,908		Education Realty Trust, Inc	38,069
13,169		Entertainment Properties Trust	207,543
2,871		Equity Lifestyle Properties, Inc	109,385
12,285		Equity One, Inc	149,754
32,465		Extra Space Storage, Inc	178,882
24,331		FelCor Lodging Trust, Inc	33,090
17,495		First Industrial Realty Trust, Inc	42,863
9,986		First Potomac Realty Trust	73,397
22,474		Franklin Street Properties Corp	276,430
6,599		Getty Realty Corp	121,092
7,694		Gladstone Capital Corp	48,164
13,360		Glimcher Realty Trust	18,704
17,117		Gramercy Capital Corp	16,603
9,948	*	Harris & Harris Group, Inc	36,808
5,929		Hatteras Financial Corp	148,166
22,406		Healthcare Realty Trust, Inc	335,866
17,604		Hersha Hospitality Trust	33,448
22,858		Highwoods Properties, Inc	489,618
17,118	*	Hilltop Holdings, Inc	195,145
6,809		Home Properties, Inc	208,696
14,772		Inland Real Estate Corp	104,733
21,759		Investors Real Estate Trust	214,544
76,745		iShares Russell 2000 Value Index Fund	3,028,359
8,627		Kite Realty Group Trust	21,136

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
14,649		LaSalle Hotel Properties	$85,550
30,197		Lexington Corporate Properties Trust	71,869
8,740		LTC Properties, Inc	153,300
17,553	*	Maguire Properties, Inc	12,638
30,365		Medical Properties Trust, Inc	110,832
15,058	*,b	Meruelo Maddux Properties, Inc	1,099
84,840		MFA Mortgage Investments, Inc	498,859
4,728		Mid-America Apartment Communities, Inc	145,764
7,576		Mission West Properties, Inc	48,486
7,224		Monmouth Real Estate Investment Corp (Class A)	47,751
9,310		MVC Capital, Inc	78,297
8,526		National Health Investors, Inc	229,094
29,820		National Retail Properties, Inc	472,349
17,879		Newcastle Investment Corp	11,621
21,198		NorthStar Realty Finance Corp	49,179
27,435		Omega Healthcare Investors, Inc	386,285
3,229		One Liberty Properties, Inc	11,366
5,580		Parkway Properties, Inc	57,474
13,971		Pennsylvania Real Estate Investment Trust	49,597
16,775		Post Properties, Inc	170,099
9,573		Potlatch Corp	221,998
11,279		Prospect Capital Corp	96,097
4,128		PS Business Parks, Inc	152,117
23,443		RAIT Investment Trust	28,600
5,452		Ramco-Gershenson Properties	35,165
38,582		Realty Income Corp	726,114
22,808		Redwood Trust, Inc	350,103
7,754		Resource Capital Corp	23,572
1,186		Saul Centers, Inc	27,242
45,664		Senior Housing Properties Trust	640,210
8,315		Sovran Self Storage, Inc	166,965
28,560		Strategic Hotels & Resorts, Inc	19,706
2,620		Sun Communities, Inc	30,995
21,316		Sunstone Hotel Investors, Inc	56,061
3,921		Universal Health Realty Income Trust	114,611
7,870		Urstadt Biddle Properties, Inc (Class A)	105,615
18,080		U-Store-It Trust	36,522
2,133	*	Virtus Investment Partners, Inc	13,886
10,033		Washington Real Estate Investment Trust	173,571
4,057		Winthrop Realty Trust	28,034
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	14,468,182

HOTELS AND OTHER LODGING PLACES - 0.38%
9,630		Ameristar Casinos, Inc	121,145
7,406	*	Bluegreen Corp	12,886
15,443	*	Gaylord Entertainment Co	128,640
12,361	*	Great Wolf Resorts, Inc	28,801
6,158	*	Isle of Capri Casinos, Inc	32,576
6,548	*	Lodgian, Inc	13,751
7,384		Marcus Corp	62,764
2,425	*	Monarch Casino & Resort, Inc	12,513
1,989	*	Morgans Hotel Group Co	6,186

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
5,751	*	Outdoor Channel Holdings, Inc	$39,222
1,008	*	Riviera Holdings Corp	1,028
532	*	Vail Resorts, Inc	10,869
		TOTAL HOTELS AND OTHER LODGING PLACES	470,381

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.26%
1,995		Actuant Corp (Class A)	20,608
2,493		Alamo Group, Inc	26,575
13,377	*	Allis-Chalmers Energy, Inc	25,818
751		Ampco-Pittsburgh Corp	9,958
602	*	Astec Industries, Inc	15,790
14,972	*	Asyst Technologies, Inc	4,192
31,887	*	Axcelis Technologies, Inc	12,117
6,579		Black Box Corp	155,330
13,929	*	Blount International, Inc	64,352
18,835		Briggs & Stratton Corp	310,779
24,279	*	Brooks Automation, Inc	111,926
3,511		Cascade Corp	61,899
8,817	*	Cirrus Logic, Inc	33,152
6,575	*	Columbus McKinnon Corp	57,334
9,781	*	Cray, Inc	34,234
2,705		Curtiss-Wright Corp	75,875
8,594	*	Cymer, Inc	191,302
32,240	*	Emulex Corp	162,167
6,875	*	EnPro Industries, Inc	117,563
39,204	*	Entegris, Inc	33,715
34,433	*	Extreme Networks, Inc	52,338
2,584	*	Hurco Cos, Inc	27,468
4,720	*	Immersion Corp	13,830
7,919	*	Intevac, Inc	41,258
4,742	*	Kadant, Inc	54,628
3,724		Lufkin Industries, Inc	141,065
14,617		Modine Manufacturing Co	36,543
2,231		Nacco Industries, Inc (Class A)	60,639
11,183	*	Netgear, Inc	134,755
3,016		NN, Inc	3,800
6,515		Palm, Inc	56,159
28,948	*	Quantum Corp	19,395
9,584	*	Rackable Systems, Inc	38,911
3,510	*	Rimage Corp	46,859
4,479		Robbins & Myers, Inc	67,946
40,969	*	Safeguard Scientifics, Inc	22,533
451		Sauer-Danfoss, Inc	1,100
2,329	*	Scansource, Inc	43,273
1,750	*	Semitool, Inc	4,865
1,848	*	Sigma Designs, Inc	22,989
4,680		Standex International Corp	43,056
1,740	*	Super Micro Computer, Inc	8,561
6,335	*	Tecumseh Products Co (Class A)	28,634
478		Tennant Co	4,479
4,080	*	Thermadyne Holdings Corp	8,650
2,749		Twin Disc, Inc	19,023

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
12,190	*	VeriFone Holdings, Inc	$82,892
4,198		Watsco, Inc	142,858
4,629		Woodward Governor Co	51,752
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,804,945

INSTRUMENTS AND RELATED PRODUCTS - 2.41%
11,819	*	Affymetrix, Inc	38,648
5,585	*	Anaren, Inc	61,100
5,178	*	Angiodynamics, Inc	58,201
715	*	Argon ST, Inc	13,564
372		Badger Meter, Inc	10,747
16,344	*	Caliper Life Sciences, Inc	16,181
4,846	*	Cantel Medical Corp	62,368
7,096	*	Cardiac Science Corp	21,359
8,968	*	Coherent, Inc	154,698
7,807		Cohu, Inc	56,210
9,994	*	Conmed Corp	144,014
1,912	*	Esterline Technologies Corp	38,603
21,356	*	ev3, Inc	151,628
13,751	*	FEI Co	212,177
7,247	*	Formfactor, Inc	130,591
11,791	*	Hanger Orthopedic Group, Inc	156,231
3,381	*	Herley Industries, Inc	40,437
2,179	*	ICU Medical, Inc	69,989
2,520	*	ICx Technologies, Inc	10,206
9,859		Invacare Corp	158,039
6,075	*	Ixia	31,408
23,137	*	Kopin Corp	53,678
24,065	*	L-1 Identity Solutions, Inc	122,972
560	*	LaBarge, Inc	4,687
38,226	*	LTX-Credence Corp	10,703
6,325	*	Lydall, Inc	18,785
5,260	*	Measurement Specialties, Inc	21,513
3,130	*	Medical Action Industries, Inc	25,948
7,627		Mine Safety Appliances Co	152,693
17,815	*	MKS Instruments, Inc	261,345
5,898		Movado Group, Inc	44,471
4,354		MTS Systems Corp	99,054
13,142	*	Newport Corp	58,088
3,879	*	NxStage Medical, Inc	10,008
4,263	*	Orthofix International NV	78,951
6,845	*	Palomar Medical Technologies, Inc	49,695
10,429	*	Rudolph Technologies, Inc	31,600
24,636	*	Sirf Technology Holdings, Inc	56,663
290	*	Sirona Dental Systems, Inc	4,153
3,312	*	Sonic Solutions, Inc	3,974
22,171	*	Star Scientific, Inc	94,892
9,110	*	Symmetry Medical, Inc	57,484
792	*	Varian, Inc	18,802
1,769	*	Veeco Instruments, Inc	11,799
2,992	*	Vital Images, Inc	33,720
5,753	*	Zygo Corp	26,406
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	2,988,483

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.10%
9,307	*	Crawford & Co (Class B)	$62,543
300		Life Partners Holdings, Inc	5,118
15,898		National Financial Partners Corp	50,874
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	118,535

INSURANCE CARRIERS - 8.74%
108,055		Ambac Financial Group, Inc	84,283
20,929		American Equity Investment Life Holding Co	87,065
2,920		American Physicians Capital, Inc	119,486
4,016	*	American Safety Insurance Holdings Ltd	46,224
20,338	*	AMERIGROUP Corp	560,109
7,114	*	Amerisafe, Inc	108,986
5,548		Amtrust Financial Services, Inc	52,983
7,556	*	Argo Group International Holdings Ltd	227,662
32,487		Aspen Insurance Holdings Ltd	729,659
20,875		Assured Guaranty Ltd	141,324
3,280		Baldwin & Lyons, Inc (Class B)	62,058
15,086	*	Centene Corp	271,850
14,462	*	Citizens, Inc (Class A)	105,139
6,420	*	CNA Surety Corp	118,385
15,702		Delphi Financial Group, Inc (Class A)	211,349
4,279		Donegal Group, Inc (Class A)	65,768
2,190		EMC Insurance Group, Inc	46,143
17,777		Employers Holdings, Inc	169,593
909	*	Enstar Group Ltd	51,195
4,931		FBL Financial Group, Inc (Class A)	20,464
6,299	*	First Acceptance Corp	15,244
4,562	*	First Mercury Financial Corp	65,875
11,936		Flagstone Reinsurance Holdings Ltd	92,981
3,133	*	Fpic Insurance Group, Inc	116,015
10,909	*	Greenlight Capital Re Ltd (Class A)	174,217
2,094	*	Hallmark Financial Services	14,511
4,935		Harleysville Group, Inc	156,982
18,855	*	Healthspring, Inc	157,816
15,419		Horace Mann Educators Corp	129,057
2,610		Independence Holding Co	13,076
5,466		Infinity Property & Casualty Corp	185,461
21,218		IPC Holdings Ltd	573,735
1,844		Kansas City Life Insurance Co	66,107
18,443		Maiden Holdings Ltd	82,440
21,472		Max Re Capital Ltd	370,177
20,999		Meadowbrook Insurance Group, Inc	128,094
5,216	*	Molina Healthcare, Inc	99,208
35,513		Montpelier Re Holdings Ltd	460,248
2,241		National Interstate Corp	37,895
865		National Western Life Insurance Co (Class A)	97,745
5,002	*	Navigators Group, Inc	235,994
1,577		NYMAGIC, Inc	19,239
8,394		Odyssey Re Holdings Corp	318,384

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
42,669		Phoenix Cos, Inc	$49,923
20,159		Platinum Underwriters Holdings Ltd	571,709
11,847	*	PMA Capital Corp (Class A)	49,402
28,790		PMI Group, Inc	17,850
7,911		Presidential Life Corp	61,627
5,114	*	Primus Guaranty Ltd	8,029
12,206	*	ProAssurance Corp	569,044
31,985		Radian Group, Inc	58,213
1,080	*	RadNet, Inc	1,339
7,112		RLI Corp	357,022
6,192		Safety Insurance Group, Inc	192,447
7,972	*	SeaBright Insurance Holdings, Inc	83,387
20,310		Selective Insurance Group, Inc	246,970
5,408		State Auto Financial Corp	95,181
6,473		Stewart Information Services Corp	126,224
5,969		Tower Group, Inc	147,016
5,406	*	Triple-S Management Corp (Class B)	66,602
6,841	*,m	United America Indemnity Ltd	3,206
6,841	*	United America Indemnity Ltd (Class A)	27,501
8,696		United Fire & Casualty Co	190,964
14,914	*	Universal American Financial Corp	126,322
24,529		Validus Holdings Ltd	580,847
14,187		Zenith National Insurance Corp	342,049
		TOTAL INSURANCE CARRIERS	10,863,100

LEATHER AND LEATHER PRODUCTS - 0.46%
6,040	*	CROCS, Inc	7,188
7,280	*	Genesco, Inc	137,082
6,405	*	Iconix Brand Group, Inc	56,684
6,671	*	Steven Madden Ltd	125,281
18,153	*	Timberland Co (Class A)	216,748
1,208		Weyco Group, Inc	31,311
		TOTAL LEATHER AND LEATHER PRODUCTS	574,294

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.05%
2,050	*	Emergency Medical Services Corp (Class A)	64,350
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	64,350

LUMBER AND WOOD PRODUCTS - 0.26%
957		American Woodmark Corp	16,805
13,597	*	Champion Enterprises, Inc	6,527
38,205		Louisiana-Pacific Corp	85,197
2,530		Skyline Corp	48,095
6,285		Universal Forest Products, Inc	167,244
		TOTAL LUMBER AND WOOD PRODUCTS	323,868

METAL MINING - 0.84%
1,941	*	Allied Nevada Gold Corp	11,355
231,600	*	Coeur d'Alene Mines Corp	217,704
82,375	*	Hecla Mining Co	164,750
18,779	*	Rosetta Resources, Inc	92,956
11,106		Royal Gold, Inc	519,316

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
10,274	*	Stillwater Mining Co	$38,014
3,096	*	Uranium Resources, Inc	1,455
		TOTAL METAL MINING	1,045,550

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
2,338		Blyth, Inc	61,092
24,760		Callaway Golf Co	177,777
10,396	*	Jakks Pacific, Inc	128,391
2,779		Marine Products Corp	11,783
8,900	*	Nautilus, Inc	5,607
6,527	*	RC2 Corp	34,397
6,875	*	Russ Berrie & Co, Inc	9,075
2,501	*	Steinway Musical Instruments, Inc	29,937
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	458,059

MISCELLANEOUS RETAIL - 0.76%
8,180		Big 5 Sporting Goods Corp	48,017
10,833	*	Borders Group, Inc	6,825
6,004	*	Build-A-Bear Workshop, Inc	36,444
14,947	*	Cabela's, Inc	136,167
6,219		Cash America International, Inc	97,390
8,774	*	CKX, Inc	35,973
9,616	*	Jo-Ann Stores, Inc	157,125
3,915	*	PC Connection, Inc	14,877
580	*	PC Mall, Inc	2,633
2,348		Systemax, Inc	30,336
10,899		World Fuel Services Corp	344,736
14,763	*	Zale Corp	28,788
		TOTAL MISCELLANEOUS RETAIL	939,311

MOTION PICTURES - 0.64%
11,158	*	Avid Technology, Inc	101,984
64,619	*	Blockbuster, Inc (Class A)	46,526
7,131		Cinemark Holdings, Inc	66,960
28,849	*	Macrovision Solutions Corp	513,224
4,250	*	RHI Entertainment, Inc	6,460
6,796	*	tw telecom inc (Class A)	59,465
		TOTAL MOTION PICTURES	794,619

NONDEPOSITORY INSTITUTIONS - 1.38%
10,406		Advance America Cash Advance Centers, Inc	17,586
14,432		Advanta Corp (Class B)	9,525
52,658		Apollo Investment Corp	183,250
36,981		Ares Capital Corp	178,988
4,953		BlackRock Kelso Capital Corp	20,753
10,441	*	Boise, Inc	6,369
52,656		Chimera Investment Corp	176,924
5,883	*	CompuCredit Corp	14,413
889	*	Credit Acceptance Corp	19,105
1,844	*	Doral Financial Corp	3,319
4,766	*	Encore Capital Group, Inc	21,590
2,994		Federal Agricultural Mortgage Corp (Class C)	8,024

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
9,607		Financial Federal Corp	$203,476
460	*	First Cash Financial Services, Inc	6,863
15,564	*	First Marblehead Corp	20,078
8,516		Gladstone Investment Corp	32,531
35,112	*	Guaranty Financial Group, Inc	36,868
12,663		Hercules Technology Growth Capital, Inc	63,315
6,747		Kohlberg Capital Corp	20,646
28,175		MCG Capital Corp	36,064
5,828		Medallion Financial Corp	43,185
6,573		Nelnet, Inc (Class A)	58,105
6,480	*	NewStar Financial, Inc	15,034
7,626		NGP Capital Resources Co	37,901
13,447	*	Ocwen Financial Corp	153,699
7,983		Patriot Capital Funding, Inc	14,609
7,532		PennantPark Investment Corp	28,245
20,526	*	PHH Corp	288,391
		TOTAL NONDEPOSITORY INSTITUTIONS	1,718,856

NONMETALLIC MINERALS, EXCEPT FUELS - 0.36%
6,576		AMCOL International Corp	97,588
5,859		Compass Minerals International, Inc	330,272
3,358	*	General Moly, Inc	3,559
446	*	United States Lime & Minerals, Inc	12,203
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	443,622

OIL AND GAS EXTRACTION - 1.01%
5,900		Berry Petroleum Co (Class A)	64,664
7,399	*	Bill Barrett Corp	164,553
13,434	*	BMB Munai, Inc	7,792
17,641	*	Brigham Exploration Co	33,518
9,889	*	Bronco Drilling Co, Inc	52,016
15,580	*	Cal Dive International, Inc	105,477
9,434	*	Callon Petroleum Co	10,283
4,507	*	Cheniere Energy, Inc	19,200
19,110	*	Complete Production Services, Inc	58,859
826	*	Dawson Geophysical Co	11,151
1,610	*	Energy Recovery, Inc	12,236
38,738		Energy XXI Bermuda Ltd	14,527
3,435	*	EXCO Resources, Inc	34,350
2,190	*	Geokinetics, Inc	7,161
5,429	*	Geomet, Inc	3,149
3,974	*	GMX Resources, Inc	25,831
7,060	*	Gulfport Energy Corp	16,379
12,370	*	Harvest Natural Resources, Inc	41,934
3,728		Kayne Anderson Energy Development Co	34,820
30,202	*	Meridian Resource Corp	6,342
33,376	*	Newpark Resources, Inc	84,441
60,385	*	Oilsands Quest, Inc	43,477
35,010	*	Parker Drilling Co	64,418
8,103	*	Petroquest Energy, Inc	19,447
15,928	*	Pioneer Drilling Co	52,244
650	*	Quest Resource Corp	203

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
8,586	*	RAM Energy Resources, Inc	$6,268
10,521	*	Stone Energy Corp	35,035
1,804	*	Superior Well Services, Inc	9,255
11,497	*	Swift Energy Co	83,928
6,338		Toreador Resources Corp	15,908
5,620	*	Trico Marine Services, Inc	11,802
12,104	*	TXCO Resources, Inc	4,987
3,812	*	Union Drilling, Inc	14,486
15,551	*	Vaalco Energy, Inc	82,265
		TOTAL OIL AND GAS EXTRACTION	1,252,406

PAPER AND ALLIED PRODUCTS - 0.52%
19,098	*	AbitibiBowater, Inc	10,504
15,332	*	Buckeye Technologies, Inc	32,657
17,264		Glatfelter	107,727
6,117	*	Kapstone Paper and Packaging Corp	15,048
12,143	*	Mercer International, Inc	8,014
5,178		Neenah Paper, Inc	18,796
9,093		Rock-Tenn Co (Class A)	245,967
5,970		Schweitzer-Mauduit International, Inc	110,206
4,070		Verso Paper Corp	2,605
16,835		Wausau Paper Corp	88,552
		TOTAL PAPER AND ALLIED PRODUCTS	640,076

PERSONAL SERVICES - 0.53%
7,222		G & K Services, Inc (Class A)	136,568
10,381		Jackson Hewitt Tax Service, Inc	54,189
16,309		Regis Corp	235,665
2,346	*	Sally Beauty Holdings, Inc	13,325
2,552	*	Steiner Leisure Ltd	62,294
5,415		Unifirst Corp	150,754
		TOTAL PERSONAL SERVICES	652,795

PETROLEUM AND COAL PRODUCTS - 0.31%
4,002		Alon USA Energy, Inc	54,827
12,072	*	American Oil & Gas, Inc	9,295
5,074		Delek US Holdings, Inc	52,567
15,080	*	Headwaters, Inc	47,351
637		Quaker Chemical Corp	5,058
3,327		WD-40 Co	80,314
11,153		Western Refining, Inc	133,167
		TOTAL PETROLEUM AND COAL PRODUCTS	382,579

PRIMARY METAL INDUSTRIES - 1.18%
12,324		Belden CDT, Inc	154,173
7,710	*	Brush Engineered Materials, Inc	106,938
2,350	*	Coleman Cable, Inc	5,006
6,895		Encore Wire Corp	147,760
9,810		Gibraltar Industries, Inc	46,303
3,452	*	Haynes International, Inc	61,515
13,503	*	Horsehead Holding Corp	74,267
621		Matthews International Corp (Class A)	17,891

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE

13,089		Mueller Industries, Inc	$283,899
3,508	*	Northwest Pipe Co	99,873
700		Olympic Steel, Inc	10,619
8,701	*	RTI International Metals, Inc	101,802
1,290	*	Sutor Technology Group Ltd	1,806
9,234		Tredegar Corp	150,791
2,353	*	Universal Stainless & Alloy	22,754
20,078		Worthington Industries, Inc	174,879
		TOTAL PRIMARY METAL INDUSTRIES	1,460,276

PRINTING AND PUBLISHING - 0.60%
22,679	*	ACCO Brands Corp	22,225
8,455		AH Belo Corp (Class A)	8,286
16,581		American Greetings Corp (Class A)	83,900
31,050		Belo (A.H.) Corp (Class A)	18,941
11,028		Bowne & Co, Inc	35,400
1,507	*	Consolidated Graphics, Inc	19,169
3,976		Courier Corp	60,316
2,852		CSS Industries, Inc	48,484
9,840		Ennis, Inc	87,182
12,370		Harte-Hanks, Inc	66,180
15,413		Journal Communications, Inc (Class A)	11,560
17,823		Lee Enterprises, Inc	4,990
21,436		McClatchy Co (Class A)	10,504
12,267		Media General, Inc (Class A)	23,553
600		Multi-Color Corp	7,338
3,634	*	Playboy Enterprises, Inc (Class B)	7,159
10,332		Primedia, Inc	25,520
5,496		Schawk, Inc (Class A)	33,196
8,778		Scholastic Corp	132,284
3,599		Standard Register Co	16,483
11,986	*	Valassis Communications, Inc	18,818
		TOTAL PRINTING AND PUBLISHING	741,488

RAILROAD TRANSPORTATION - 0.05%
3,121	*	Genesee & Wyoming, Inc (Class A)	66,321
		TOTAL RAILROAD TRANSPORTATION	66,321

REAL ESTATE - 0.21%
670		Consolidated-Tomoka Land Co	19,899
1,733		DuPont Fabros Technology, Inc	11,923
12,511	*	Forestar Real Estate Group, Inc	95,709
3,898	*	FX Real Estate and Entertainment, Inc	626
1,800		Grubb & Ellis Co	1,134
32,246		Stewart Enterprises, Inc (Class A)	104,477
2,424	*	Stratus Properties, Inc	14,665
7,160		Thomas Properties Group, Inc	8,449
		TOTAL REAL ESTATE	256,882

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.30%
22,462		Cooper Tire & Rubber Co	90,746
10,282		Schulman (A.), Inc	139,321

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
11,282	*	Skechers U.S.A., Inc (Class A)	$75,251
11,486		Spartech Corp	28,256
4,476	*	Trex Co, Inc	34,152
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	367,726

SECURITY AND COMMODITY BROKERS - 1.59%
8,302	*	Broadpoint Securities Group, Inc	27,397
8,306		Calamos Asset Management, Inc (Class A)	39,952
2,536		Cohen & Steers, Inc	28,302
800		Epoch Holding Corp	5,496
3,785		Evercore Partners, Inc (Class A)	58,478
9,355	*	FBR Capital Markets Corp	30,778
2,640		Fifth Street Finance Corp	20,434
48,605	*	Friedman Billings Ramsey Group, Inc (Class A)	9,721
1,890		GAMCO Investors, Inc (Class A)	61,709
9,911	*	KBW, Inc	201,689
31,402	*	Knight Capital Group, Inc (Class A)	462,864
19,532	*	LaBranche & Co, Inc	73,050
11,726	*	MarketAxess Holdings, Inc	89,587
6,631	*	Penson Worldwide, Inc	42,637
7,460	*	Piper Jaffray Cos	192,393
7,098		Sanders Morris Harris Group, Inc	27,682
9,674	*	Stifel Financial Corp	418,981
9,167		SWS Group, Inc	142,364
28	*	Teton Advisors, Inc	0
7,323	*	Thomas Weisel Partners Group, Inc	26,216
1,393		US Global Investors, Inc (Class A)	6,784
275		Westwood Holdings Group, Inc	10,750
		TOTAL SECURITY AND COMMODITY BROKERS	1,977,264

SOCIAL SERVICES - 0.13%
6,976	*	Capital Senior Living Corp	17,021
852	*	Providence Service Corp	5,862
9,420	*	Res-Care, Inc	137,155
		TOTAL SOCIAL SERVICES	160,038

SPECIAL TRADE CONTRACTORS - 0.76%
353		Alico, Inc	8,472
2,237		Chemed Corp	87,019
15,215		Comfort Systems USA, Inc	157,780
15,258	*	Dycom Industries, Inc	88,344
15,824	*	EMCOR Group, Inc	271,697
14,054	*	Insituform Technologies, Inc (Class A)	219,805
2,048	*	Integrated Electrical Services, Inc	18,678
5,720	*	Layne Christensen Co	91,920
		TOTAL SPECIAL TRADE CONTRACTORS	943,715

STONE, CLAY, AND GLASS PRODUCTS - 0.07%
5,606		Apogee Enterprises, Inc	61,554
1,096		Libbey, Inc	1,008
13,332	*	US Concrete, Inc	26,664
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	89,226

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.11%
11,408		Albany International Corp (Class A)	$103,242
4,994		Oxford Industries, Inc	30,813
		TOTAL TEXTILE MILL PRODUCTS	134,055

TOBACCO PRODUCTS - 0.23%
9,602		Universal Corp	287,292
		TOTAL TOBACCO PRODUCTS	287,292

TRANSPORTATION BY AIR - 1.23%
21,471	*	Airtran Holdings, Inc	97,693
13,632	*	Alaska Air Group, Inc	239,514
849	*	Allegiant Travel Co	38,596
5,102	*	Atlas Air Worldwide Holdings, Inc	88,520
9,192	*	Bristow Group, Inc	196,985
2,584	*	Hawaiian Holdings, Inc	9,638
65,702	*	JetBlue Airways Corp	239,812
1,808	*	PHI, Inc	18,044
13,261	*	Republic Airways Holdings, Inc	85,931
22,147		Skywest, Inc	275,508
28,871		UAL Corp	129,342
43,550	*	US Airways Group, Inc	110,182
		TOTAL TRANSPORTATION BY AIR	1,529,765

TRANSPORTATION EQUIPMENT - 1.45%
7,593		A.O. Smith Corp	191,191
11,341	*	AAR Corp	142,216
19,430		American Axle & Manufacturing Holdings, Inc	25,648
586		American Railcar Industries, Inc	4,471
26,904		ArvinMeritor, Inc	21,254
8,105	*	ATC Technology Corp	90,776
33,142		Brunswick Corp	114,340
7,341		Clarcor, Inc	184,919
33,496	*	Dana Holding Corp	15,408
4,169	*	Dorman Products, Inc	38,897
3,854		Ducommun, Inc	56,037
18,222		Federal Signal Corp	96,030
11,163	*	Force Protection, Inc	53,582
3,957		Freightcar America, Inc	69,366
430	*	Fuel Systems Solutions, Inc	5,796
727	*	GenTek, Inc	12,715
6,162		Greenbrier Cos, Inc	22,553
8,803		Group 1 Automotive, Inc	122,978
29,284	*	Hayes Lemmerz International, Inc	5,418
8,977		Kaman Corp	112,572
24,373	*	Lear Corp	18,280
1,358	*	LMI Aerospace, Inc	9,832
1,531		Polaris Industries, Inc	32,825
11,243		Spartan Motors, Inc	45,197
8,751		Superior Industries International, Inc	103,699

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
17,666	*	Tenneco, Inc	$28,796
2,685		Triumph Group, Inc	102,567
10,785		Wabash National Corp	13,266
2,425		Westinghouse Air Brake Technologies Corp	63,972
		TOTAL TRANSPORTATION EQUIPMENT	1,804,601

TRANSPORTATION SERVICES - 0.13%
1,982	*	Dynamex, Inc	25,925
4,792	*	HUB Group, Inc (Class A)	81,464
12,524	*	Orbitz Worldwide, Inc	16,156
9,312		Pacer International, Inc	32,592
		TOTAL TRANSPORTATION SERVICES	156,137

TRUCKING AND WAREHOUSING - 0.78%
8,600		Arkansas Best Corp	163,572
8,286	*	Celadon Group, Inc	45,987
8,018		Heartland Express, Inc	118,747
5,752	*	Marten Transport Ltd	107,447
3,164	*	Old Dominion Freight Line	74,322
540	*	Patriot Transportation Holding, Inc	33,653
4,935	*	Saia, Inc	58,973
1,947		Universal Truckload Services, Inc	27,920
16,245		Werner Enterprises, Inc	245,625
21,689	*	YRC Worldwide, Inc	97,384
		TOTAL TRUCKING AND WAREHOUSING	973,630

WATER TRANSPORTATION - 0.49%
7,586		DHT Maritime, Inc	29,130
1,965		Golar LNG Ltd	6,740
2,026	*	Gulfmark Offshore, Inc	48,340
8,798	*	Hornbeck Offshore Services, Inc	134,082
2,045		International Shipholding Corp	40,225
10,518		Nordic American Tanker Shipping	308,177
4,153	*	Odyssey Marine Exploration, Inc	14,079
9,528	*	Ultrapetrol Bahamas Ltd	25,726
		TOTAL WATER TRANSPORTATION	606,499

WHOLESALE TRADE-DURABLE GOODS - 0.69%
9,149		Agilysys, Inc	39,341
11,265		Applied Industrial Technologies, Inc	190,040
8,874	*	Beacon Roofing Supply, Inc	118,822
6,025		Castle (A.M.) & Co	53,743
8,127	*	Digi International, Inc	62,334
6,563	*	Drew Industries, Inc	56,967
17,425	*	Insight Enterprises, Inc	53,321
11,948	*	Interline Brands, Inc	100,722
1,411		Lawson Products, Inc	17,172
1,531		Owens & Minor, Inc	50,722
16,021		PEP Boys-Manny Moe & Jack	70,653
3,318		Pool Corp	44,461

TIAA-CREF FUNDS - Small-Cap Value Index Fund

SHARES		COMPANY	VALUE
1,040	*	TomoTherapy, Inc	$2,756
		TOTAL WHOLESALE TRADE-DURABLE GOODS	861,054

WHOLESALE TRADE-NONDURABLE GOODS - 1.79%
8,639		Aceto Corp	51,488
9,880	*	Alliance One International, Inc	37,939
6,910		Andersons, Inc	97,707
2,280	*	BMP Sunstone Corp	7,364
3,016	*	Clearwater Paper Corp	24,218
3,429	*	Core-Mark Holding Co, Inc	62,476
15,952	*	Fresh Del Monte Produce, Inc	261,933
13,810	*	Hain Celestial Group, Inc	196,655
3,596		Kenneth Cole Productions, Inc (Class A)	22,978
9,962		K-Swiss, Inc (Class A)	85,075
2,014	*	LSB Industries, Inc	19,918
1,947	*	Maui Land & Pineapple Co, Inc	16,530
17,446		Men's Wearhouse, Inc	264,133
4,439		Myers Industries, Inc	27,255
4,904		Nash Finch Co	137,753
6,296		Nu Skin Enterprises, Inc (Class A)	66,045
1,772	*	Perry Ellis International, Inc	6,131
3,631	*	Schiff Nutrition International, Inc	16,340
7,119	*	School Specialty, Inc	125,223
7,330		Spartan Stores, Inc	112,955
3,276	*	Tractor Supply Co	118,133
11,362	*	United Natural Foods, Inc	215,538
8,924	*	United Stationers, Inc	250,587
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,224,374

		TOTAL COMMON STOCKS	122,889,029
		(Cost $217,311,249)

		TOTAL INVESTMENTS - 98.92%	122,889,029
		(Cost $217,311,249)
		OTHER ASSETS AND LIABILITIES, NET - 1.08%	1,345,487
		NET ASSETS - 100.00%	$124,234,516

	*	Non-income producing
	**	Percentage represents less than 0.01%.
	b	In bankruptcy
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
COMMON STOCKS - 97.96%

AGRICULTURAL PRODUCTION-CROPS - 0.06%
10,705	*	Chiquita Brands International, Inc	$70,974
827		Griffin Land & Nurseries, Inc (Class A)	28,945
		TOTAL AGRICULTURAL PRODUCTION-CROPS	99,919

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.09%
3,160		Cal-Maine Foods, Inc	70,752
84		Seaboard Corp	84,840
		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	155,592

AGRICULTURAL SERVICES - 0.03%
2,857	*	Cadiz, Inc	22,799
2,674		Calavo Growers, Inc	32,141
		TOTAL AGRICULTURAL SERVICES	54,940

AMUSEMENT AND RECREATION SERVICES - 0.57%
13,497	*	Bally Technologies, Inc	248,616
2,358		Churchill Downs, Inc	70,881
3,424		Dover Downs Gaming & Entertainment, Inc	10,512
2,925		Dover Motorsports, Inc	5,411
8,633	*	Life Time Fitness, Inc	108,430
18,527	*	Live Nation, Inc	49,467
14,745	*	Pinnacle Entertainment, Inc	103,805
21,771	*	Six Flags, Inc	5,878
3,665		Speedway Motorsports, Inc	43,320
3,792	*	Town Sports International Holdings, Inc	11,338
10,889	*	WMS Industries, Inc	227,689
5,482		World Wrestling Entertainment, Inc (Class A)	63,262
		TOTAL AMUSEMENT AND RECREATION SERVICES	948,609

APPAREL AND ACCESSORY STORES - 1.75%
16,577	*	Aeropostale, Inc	440,286
8,048	*	American Apparel, Inc	23,500
9,673		Bebe Stores, Inc	64,519
10,543		Brown Shoe Co, Inc	39,536
5,733		Buckle, Inc	183,055
2,515	*	Cache, Inc	7,243
14,032	*	Carter's, Inc	263,942
8,582	*	Casual Male Retail Group, Inc	4,205
6,855		Cato Corp (Class A)	125,309
5,125	*	Charlotte Russe Holding, Inc	41,769
28,614	*	Charming Shoppes, Inc	40,060
43,592	*	Chico's FAS, Inc	234,089
5,780	*	Children's Place Retail Stores, Inc	126,524
8,731		Christopher & Banks Corp	35,710

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,705	*	Citi Trends, Inc	$84,807
15,837	*	Collective Brands, Inc	154,252
11,131	*	Dress Barn, Inc	136,800
3,589	*	DSW, Inc (Class A)	33,342
10,875		Finish Line, Inc (Class A)	71,993
10,836	*	HOT Topic, Inc	121,255
10,505	*	J Crew Group, Inc	138,456
4,508	*	JOS A Bank Clothiers, Inc	125,367
5,748	*	New York & Co, Inc	20,405
16,151	*	Pacific Sunwear Of California, Inc	26,811
2,332	*	Shoe Carnival, Inc	24,136
9,490		Stage Stores, Inc	95,659
1,644	*	Syms Corp	10,061
5,690		Talbots, Inc	19,972
6,113	*	Tween Brands, Inc	13,082
8,117	*	Under Armour, Inc (Class A)	133,362
23,617	*	Wet Seal, Inc (Class A)	79,353
		TOTAL APPAREL AND ACCESSORY STORES	2,918,860

APPAREL AND OTHER TEXTILE PRODUCTS - 0.43%
3,065		Columbia Sportswear Co	91,705
2,948	*	G-III Apparel Group Ltd	16,273
7,034	*	Gymboree Corp	150,176
4,582	*	Lululemon Athletica, Inc	39,680
5,547	*	Maidenform Brands, Inc	50,811
31,545	*	Quiksilver, Inc	40,378
4,199	*	True Religion Apparel, Inc	49,590
11,250	*	Warnaco Group, Inc	269,999
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	708,612

AUTO REPAIR, SERVICES AND PARKING - 0.26%
2,298	*	Amerco, Inc	77,052
6,544	*	Dollar Thrifty Automotive Group, Inc	7,591
3,392	*	Midas, Inc	26,865
4,040		Monro Muffler, Inc	110,413
1,956	*	Standard Parking Corp	32,078
9,614	*	Wright Express Corp	175,167
		TOTAL AUTO REPAIR, SERVICES AND PARKING	429,166

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.09%
2,474	*	America's Car-Mart, Inc	33,622
7,600		Asbury Automotive Group, Inc	32,756
3,498	*	MarineMax, Inc	6,856
8,332	*	Rush Enterprises, Inc (Class A)	74,321
6,438		Sonic Automotive, Inc (Class A)	10,301
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	157,856

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.02%
3,935	*	Builders FirstSource, Inc	7,949
2,327	*	Lumber Liquidators, Inc	29,669
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	37,618

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
BUSINESS SERVICES - 10.77%
100,026	*	3Com Corp	$309,080
4,418	*	3D Systems Corp	29,115
11,244		Aaron Rents, Inc	299,765
10,873		ABM Industries, Inc	178,317
8,474	*	ACI Worldwide, Inc	158,888
14,832	*	Actuate Corp	45,386
15,269		Acxiom Corp	112,991
5,365		Administaff, Inc	113,362
4,188	*	Advent Software, Inc	139,502
11,483		Aircastle Ltd	53,396
8,778	*	American Reprographics Co	31,074
5,919		American Software, Inc (Class A)	31,193
8,381	*	AMN Healthcare Services, Inc	42,743
6,737		Arbitron, Inc	101,122
1,710	*	ArcSight, Inc	21,837
21,324	*	Ariba, Inc	186,159
31,852	*	Art Technology Group, Inc	81,223
3,699	*	Asset Acceptance Capital Corp	19,642
5,108	*	athenahealth, Inc	123,154
11,147	*	Avocent Corp	135,325
3,154	*	Bankrate, Inc	78,692
8,234		BGC Partners, Inc (Class A)	18,197
11,055		Blackbaud, Inc	128,349
7,644	*	Blackboard, Inc	242,621
8,171	*	Blue Coat Systems, Inc	98,134
5,395	*	Bottomline Technologies, Inc	35,499
14,751	*	BPZ Energy, Inc	54,579
12,487		Brady Corp (Class A)	220,146
7,468	*	CACI International, Inc (Class A)	272,507
1,424	*	CAI International, Inc	4,030
7,379	*	Callidus Software, Inc	21,399
3,532	*	Capella Education Co	187,196
7,535	*	Cavium Networks, Inc	86,954
11,066	*	CBIZ, Inc	77,130
7,361	*	Chordiant Software, Inc	22,304
14,759	*	Ciber, Inc	40,292
2,797	*	Clinical Data, Inc	30,208
11,447	*	Cogent Communications Group, Inc	82,418
10,222	*	Cogent, Inc	121,642
10,039		Cognex Corp	134,021
10,664	*	Commvault Systems, Inc	116,984
5,837		Compass Diversified Trust	52,066
3,513	*	Compellent Technologies, Inc	38,151
2,262		Computer Programs & Systems, Inc	75,257
3,105	*	COMSYS IT Partners, Inc	6,862
10,634	*	Concur Technologies, Inc	204,066
5,014	*	Constant Contact, Inc	70,146
4,872	*	CoStar Group, Inc	147,378
8,678	*	CSG Systems International, Inc	123,922
17,099	*	Cybersource Corp	253,236

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,215	*	Data Domain, Inc	$103,263
10,604	*	DealerTrack Holdings, Inc	138,912
3,072	*	Deltek, Inc	13,302
12,778		Deluxe Corp	123,052
3,800	*	Dice Holdings, Inc	10,564
9,167	*	Digital River, Inc	273,360
6,631	*	DivX, Inc	33,354
1,645	*	DMRC Corp	15,989
4,220	*	Double-Take Software, Inc	28,527
6,116	*	DynCorp International, Inc (Class A)	81,526
27,186	*	Earthlink, Inc	178,612
1,576	*	Ebix, Inc	39,164
7,357	*	Echelon Corp	59,518
13,427	*	Eclipsys Corp	136,150
5,343		Electro Rent Corp	51,507
13,189	*	Electronics for Imaging, Inc	129,252
14,710	*	Entrust, Inc	22,212
14,542	*	Epicor Software Corp	55,405
8,770	*	EPIQ Systems, Inc	158,123
30,253	*	Evergreen Energy, Inc	42,112
3,519	*	ExlService Holdings, Inc	30,334
12,066		Fair Isaac Corp	169,769
9,356	*	FalconStor Software, Inc	22,361
2,549	*	First Advantage Corp (Class A)	35,125
3,824	*	Forrester Research, Inc	78,621
14,645	*	Gartner, Inc	161,241
6,061	*	Gerber Scientific, Inc	14,486
5,992		Gevity HR, Inc	23,668
9,934	*	Global Cash Access, Inc	37,948
4,169	*	Global Sources Ltd	16,217
2,307	*	Guidance Software, Inc	9,413
3,900	*	H&E Equipment Services, Inc	25,545
10,198	*	Hackett Group, Inc	20,600
10,638		Healthcare Services Group	159,251
6,173		Heartland Payment Systems, Inc	40,804
4,241		Heidrick & Struggles International, Inc	75,235
6,200	*	HMS Holdings Corp	203,980
4,050	*	HSW International, Inc	668
6,136	*	Hudson Highland Group, Inc	6,811
13,221	*	Hypercom Corp	12,692
3,862	*	i2 Technologies, Inc	30,510
2,143	*	ICT Group, Inc	11,937
5,212		iGate Corp	16,887
8,168		infoGROUP, Inc	33,979
21,977	*	Informatica Corp	291,415
8,576		Infospace, Inc	44,595
8,132	*	Innerworkings, Inc	34,724
4,210	*	Integral Systems, Inc	36,206
9,076		Interactive Data Corp	225,629
3,269	*	Interactive Intelligence, Inc	29,617
12,450	*	Internap Network Services Corp	33,491
5,496	*	Internet Brands, Inc (Class A)	32,262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,808	*	Internet Capital Group, Inc	$39,526
8,299	*	inVentiv Health, Inc	67,720
18,549		Jack Henry & Associates, Inc	302,720
6,363	*	JDA Software Group, Inc	73,493
6,507		Kelly Services, Inc (Class A)	52,381
5,528	*	Kenexa Corp	29,796
3,293	*	Keynote Systems, Inc	26,113
7,610	*	Kforce, Inc	53,498
7,171	*	Knot, Inc	58,802
11,461	*	Korn/Ferry International	103,837
29,013	*	Lawson Software, Inc	123,305
7,139	*	Limelight Networks, Inc	23,916
3,626	*	Liquidity Services, Inc	25,346
10,573	*	Magma Design Automation, Inc	7,930
6,111	*	Manhattan Associates, Inc	105,843
5,093	*	Mantech International Corp (Class A)	213,397
5,795		Marchex, Inc (Class B)	19,935
22,716	*	Mentor Graphics Corp	100,859
2,228	*	MicroStrategy, Inc (Class A)	76,175
11,314	*	MODUSLINK GLOBAL SOLUTIONS,Inc	29,303
3,710	*	Monotype Imaging Holdings, Inc	13,875
33,141	*	Move, Inc	48,054
23,448	*	MPS Group, Inc	139,516
11,092	*	MSC.Software Corp	62,559
1,665	*	NCI, Inc (Class A)	43,290
9,913	*	Ness Technologies, Inc	29,243
10,033	*	NetFlix, Inc	430,616
7,324	*	Netscout Systems, Inc	52,440
1,750	*	NetSuite, Inc	19,705
9,771		NIC, Inc	50,809
15,464	*	Omniture, Inc	203,970
8,353	*	On Assignment, Inc	22,637
7,061	*	Online Resources Corp	29,727
21,526	*	OpenTV Corp (Class A)	32,504
3,266	*	Opnet Technologies, Inc	28,316
28,611	*	Parametric Technology Corp	285,538
4,757		PC-Tel, Inc	20,455
3,720		Pegasystems, Inc	69,080
8,373	*	Perficient, Inc	45,214
21,414	*	Perot Systems Corp (Class A)	275,812
10,616	*	Phase Forward, Inc	135,779
6,702	*	Phoenix Technologies Ltd	10,857
3,788	*	Portfolio Recovery Associates, Inc	101,670
15,372	*	Premiere Global Services, Inc	135,581
10,298	*	Progress Software Corp	178,773
3,162	*	PROS Holdings, Inc	14,703
1,692	*	Protection One, Inc	5,397
3,019		QAD, Inc	7,638
4,330		Quality Systems, Inc	195,933
16,379	*	Quest Software, Inc	207,686
4,305	*	Rackspace Hosting, Inc	32,244
6,829	*	Radiant Systems, Inc	30,116

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
5,555	*	Radisys Corp	$33,663
12,710	*	Raser Technologies, Inc	53,255
21,903	*	RealNetworks, Inc	51,034
2,380		Renaissance Learning, Inc	21,349
16,487	*	Rent-A-Center, Inc	319,353
7,017	*	RightNow Technologies, Inc	53,119
5,323	*	Riskmetrics Group Inc	76,066
10,315		Rollins, Inc	176,902
11,981	*	RSC Holdings, Inc	63,020
12,415	*	S1 Corp	63,937
22,417	*	Sapient Corp	100,204
7,845	*	Smith Micro Software, Inc	41,029
13,405	*	SonicWALL, Inc	59,786
51,087	*	Sonus Networks, Inc	80,207
16,762		Sotheby's (Class A)	150,858
4,960	*	Sourcefire, Inc	36,109
12,590	*	Spherion Corp	26,187
4,414	*	SPSS, Inc	125,490
10,585	*	SRA International, Inc (Class A)	155,600
5,073	*	Stratasys, Inc	41,954
6,002	*	SuccessFactors, Inc	45,795
11,334	*	SupportSoft, Inc	21,761
19,681	*	Sybase, Inc	596,138
8,188	*	SYKES Enterprises, Inc	136,166
5,127	*	Synchronoss Technologies, Inc	62,857
4,291	*	SYNNEX Corp	84,404
3,199		Syntel, Inc	65,835
19,085		Take-Two Interactive Software, Inc	159,360
3,557		TAL International Group, Inc	26,037
6,390	*	Taleo Corp (Class A)	75,530
3,400	*	TechTarget, Inc	8,160
9,554	*	TeleTech Holdings, Inc	104,043
2,377		Textainer Group Holdings Ltd	16,045
3,922		TheStreet.com, Inc	7,726
16,330	*	THQ, Inc	49,643
43,223	*	TIBCO Software, Inc	253,719
6,013	*	TNS, Inc	49,186
7,993	*	TradeStation Group, Inc	52,754
10,940	*	TrueBlue, Inc	90,255
6,200	*	Ultimate Software Group, Inc	107,012
3,420	*	Unica Corp	16,519
19,133		United Online, Inc	85,333
21,461	*	Valueclick, Inc	182,633
6,537	*	Vasco Data Security International	37,718
5,056		Viad Corp	71,391
6,056	*	Vignette Corp	40,454
2,137	*	Virtusa Corp	13,249
3,982	*	Vocus, Inc	52,921
3,110	*	Volt Information Sciences, Inc	20,682
11,249	*	Websense, Inc	134,988
6,994	*	Website Pros, Inc	23,220
17,295	*	Wind River Systems, Inc	110,688
		TOTAL BUSINESS SERVICES	17,942,561

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
CHEMICALS AND ALLIED PRODUCTS - 7.24%
8,562	*	Acadia Pharmaceuticals, Inc	$8,134
9,182	*	Acorda Therapeutics, Inc	181,895
2,010	*	Acura Pharmaceuticals, Inc	12,904
11,281	*	Adolor Corp	23,013
5,808	*	Albany Molecular Research, Inc	54,769
20,298	*	Alexion Pharmaceuticals, Inc	764,424
5,447	*	Alexza Pharmaceuticals, Inc	12,038
23,682	*	Alkermes, Inc	287,263
13,128	*	Allos Therapeutics, Inc	81,131
8,799	*	Alnylam Pharmaceuticals, Inc	167,533
4,210	*	AMAG Pharmaceuticals, Inc	154,802
15,151	*	American Oriental Bioengineering, Inc	58,483
4,644		American Vanguard Corp	59,908
1,254	*	Amicus Therapeutics, Inc	11,449
6,128		Arch Chemicals, Inc	116,187
3,566	*	Ardea Biosciences, Inc	36,694
18,316	*	Arena Pharmaceuticals, Inc	55,131
10,432	*	Arqule, Inc	43,188
11,564	*	Array Biopharma, Inc	30,529
10,220	*	Auxilium Pharmaceuticals, Inc	283,298
4,494		Balchem Corp	112,934
2,640	*	Biodel, Inc	13,754
4,254	*	BioForm Medical, Inc	5,190
3,163	*	BioMimetic Therapeutics, Inc	22,457
5,009	*	Cadence Pharmaceuticals, Inc	46,984
13,396	*	Calgon Carbon Corp	189,821
7,218	*	Cambrex Corp	16,457
2,695	*	Caraco Pharmaceutical Laboratories Ltd	9,486
16,646	*	Cell Genesys, Inc	4,826
3,656	*	Celldex Therapeutics, Inc	23,801
4,263	*	Chattem, Inc	238,941
3,305	*	China Precision Steel, Inc	3,867
11,470	*	Columbia Laboratories, Inc	16,517
3,698	*	Cougar Biotechnology, Inc	119,076
14,024	*	Cubist Pharmaceuticals, Inc	229,433
9,533	*	Cypress Bioscience, Inc	67,780
8,566	*	Cytokinetics, Inc	14,562
5,283	*	Cytori Therapeutics, Inc	9,087
22,850	*	Dendreon Corp	95,970
23,695	*	Discovery Laboratories, Inc	28,908
20,508	*	Durect Corp	45,733
6,153	*	Elizabeth Arden, Inc	35,872
3,377	*	Emergent Biosolutions, Inc	45,623
11,263	*	Enzon Pharmaceuticals, Inc	68,366
5,908	*	Facet Biotech Corp	56,126
10,813		Ferro Corp	15,463
21,298	*	Geron Corp	95,202
4,602	*	GTx, Inc	48,689
12,044		H.B. Fuller Co	156,572

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
14,993	*	Halozyme Therapeutics, Inc	$81,862
33,237	*	Human Genome Sciences, Inc	27,587
6,788	*	ICO, Inc	13,983
6,504	*	Idenix Pharmaceuticals, Inc	20,032
5,248	*	Idera Pharmaceuticals, Inc	33,955
17,374	*	Immucor, Inc	436,956
12,572	*	Immunogen, Inc	89,261
2,604		Innophos Holdings, Inc	29,373
5,714		Innospec, Inc	21,542
11,265	*	Inspire Pharmaceuticals, Inc	45,736
3,487		Inter Parfums, Inc	20,329
8,632	*	InterMune, Inc	141,910
11,209	*	Javelin Pharmaceuticals, Inc	16,141
2,090	*	Jazz Pharmaceuticals, Inc	1,860
4,073		Kaiser Aluminum Corp	94,168
5,079		Koppers Holdings, Inc	73,747
7,976	*	KV Pharmaceutical Co (Class A)	13,160
5,863	*	Landec Corp	32,657
25,300	*	Ligand Pharmaceuticals, Inc (Class B)	75,394
4,175		Mannatech, Inc	13,903
13,420	*	MannKind Corp	46,702
1,914	*	MAP Pharmaceuticals, Inc	4,019
3,785	*	Marshall Edwards, Inc	1,514
8,164		Martek Biosciences Corp	148,993
31,676	*	Medarex, Inc	162,498
12,910	*	Medicines Co	139,944
14,069		Medicis Pharmaceutical Corp (Class A)	174,034
6,376	*	Medivation, Inc	116,490
9,907		Meridian Bioscience, Inc	179,515
8,881	*	MiddleBrook Pharmaceuticals, Inc	12,078
4,673		Minerals Technologies, Inc	149,770
4,870	*	Molecular Insight Pharmaceuticals, Inc	17,337
6,440	*	Momenta Pharmaceuticals, Inc	70,904
13,380	*	Nabi Biopharmaceuticals	49,506
3,159	*	Nanosphere, Inc	15,700
9,415	*	Neurocrine Biosciences, Inc	33,423
3,354		NewMarket Corp	148,582
1,766		NL Industries, Inc	17,660
14,402	*	Novavax, Inc	14,690
6,289	*	Noven Pharmaceuticals, Inc	59,620
11,694	*	NPS Pharmaceuticals, Inc	49,115
4,392	*	Obagi Medical Products, Inc	23,629
18,616		Olin Corp	265,650
7,563	*	OM Group, Inc	146,117
13,810	*	Onyx Pharmaceuticals, Inc	394,276
11,741	*	Opko Health, Inc	11,506
6,373	*	Optimer Pharmaceuticals, Inc	84,060
11,606	*	OraSure Technologies, Inc	29,363
4,894	*	Orexigen Therapeutics, Inc	12,773
14,209	*	OSI Pharmaceuticals, Inc	543,636
3,704	*	Osiris Therapeutics, Inc	51,115
12,326	*	Pacific Ethanol, Inc	4,068

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,549	*	Pain Therapeutics, Inc	$35,906
8,601	*	Par Pharmaceutical Cos, Inc	81,451
13,972	*	Parexel International Corp	135,948
29,542		PDL BioPharma, Inc	209,157
5,875	*	PetMed Express, Inc	96,820
5,041	*	Pharmasset, Inc	49,452
7,542	*	PharMerica Corp	125,499
22,951	*	PolyOne Corp	53,017
6,451	*	Pozen, Inc	39,480
8,441	*	Prestige Brands Holdings, Inc	43,724
6,635	*	Progenics Pharmaceuticals, Inc	43,725
2,668	*	Protalix BioTherapeutics, Inc	5,336
12,767	*	Questcor Pharmaceuticals, Inc	62,814
6,991	*	Quidel Corp	64,457
5,620	*	Rexahn Pharmaceuticals, Inc	3,934
10,185	*	Rockwood Holdings, Inc	80,869
11,848	*	Salix Pharmaceuticals Ltd	112,556
11,924		Sensient Technologies Corp	280,214
24,033	*	Solutia, Inc	44,942
1,597		Stepan Co	43,598
2,239	*	Sucampo Pharmaceuticals, Inc (Class A)	13,725
3,877	*	SurModics, Inc	70,755
3,840	*	Synta Pharmaceuticals Corp	8,218
4,439	*	Targacept, Inc	11,897
13,038	*	Theravance, Inc	221,646
5,263	*	Ulta Salon Cosmetics & Fragrance, Inc	34,841
11,227	*	Unifi, Inc	7,185
6,534	*	United Therapeutics Corp	431,832
1,699	*	USANA Health Sciences, Inc	37,990
27,490	*	USEC, Inc	131,952
15,846	*	Valeant Pharmaceuticals International	281,900
19,543	*	Viropharma, Inc	102,601
4,670		Westlake Chemical Corp	68,322
17,654	*	WR Grace & Co	111,573
6,692	*	Xenoport, Inc	129,557
32,423	*	XOMA Ltd	17,184
9,766	*	Zymogenetics, Inc	38,966
		TOTAL CHEMICALS AND ALLIED PRODUCTS	12,075,156

COAL MINING - 0.10%
31,653	*	International Coal Group, Inc	50,961
6,788	*	James River Coal Co	83,764
8,028	*	National Coal Corp	10,918
2,329	*	Westmoreland Coal Co	16,699
		TOTAL COAL MINING	162,342

COMMUNICATIONS - 2.01%
13,886		Adtran, Inc	225,092
10,944		Alaska Communications Systems Group, Inc	73,325
7,433	*	Anixter International, Inc	235,477
12,720	*	Aruba Networks, Inc	39,941
2,376		Atlantic Tele-Network, Inc	45,572

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,260	*	Audiovox Corp (Class A)	$14,612
12,312	*	Brightpoint, Inc	52,695
5,940	*	Cbeyond Communications, Inc	111,850
16,749	*	Centennial Communications Corp	138,347
57,089	*	Cincinnati Bell, Inc	131,305
5,771		Consolidated Communications Holdings, Inc	59,210
5,647	*	Cox Radio, Inc (Class A)	23,153
3,482	*	Crown Media Holdings, Inc (Class A)	7,103
6,466	*	Cumulus Media, Inc (Class A)	6,531
4,413	*	DG FastChannel, Inc	82,832
5,821		Entercom Communications Corp (Class A)	6,403
14,738	*	Entravision Communications Corp (Class A)	3,832
21,990		Fairpoint Communications, Inc	17,152
26,977	*	FiberTower Corp	5,395
1,632		Fisher Communications, Inc	15,928
11,126	*	General Communication, Inc (Class A)	74,322
4,432	*	GeoEye, Inc	87,532
6,491	*	Global Crossing Ltd	45,437
2,900	*	Global Traffic Network, Inc	8,787
8,100	*	Globalstar, Inc	2,835
10,737		Gray Television, Inc	3,436
1,750	*	Hughes Communications, Inc	21,053
7,296		Ibasis, Inc	4,888
24,285	*	ICO Global Communications Holdings Ltd (Class A)	8,500
4,332	*	IDT Corp (Class B)	5,025
7,915		Iowa Telecommunications Services, Inc	90,706
4,205	*	iPCS, Inc	40,831
11,008	*	j2 Global Communications, Inc	240,964
6,844	*	Knology, Inc	28,197
7,850	*	Lin TV Corp (Class A)	8,792
11,922	*	Mastec, Inc	144,137
9,653	*	Mediacom Communications Corp (Class A)	38,902
4,079	*	Neutral Tandem, Inc	100,384
9,395	*	Nextwave Wireless, Inc	1,503
7,784	*	Novatel Wireless, Inc	43,746
7,391		NTELOS Holdings Corp	134,073
8,410	*	Orbcomm, Inc	12,363
32,474	*	PAETEC Holding Corp	46,763
669		Preformed Line Products Co	25,181
9,236	*	RCN Corp	34,173
9,305	*	SAVVIS, Inc	57,598
5,837		Shenandoah Telecom Co	133,084
12,162		Sinclair Broadcast Group, Inc (Class A)	12,527
4,916	*	Switch & Data Facilities Co, Inc	43,113
12,663	*	Syniverse Holdings, Inc	199,569
8,239	*	TeleCommunication Systems, Inc (Class A)	75,552
12,999	*	Terremark Worldwide, Inc	34,967
11,259	*	TerreStar Corp	6,305
25,248	*	TiVo, Inc	177,746
5,745		USA Mobility, Inc	52,911
8,330	*	Virgin Mobile USA, Inc (Class A)	10,746

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
13,802	*	Vonage Holdings Corp	$5,521
		TOTAL COMMUNICATIONS	3,357,924

DEPOSITORY INSTITUTIONS - 7.69%
3,797		1st Source Corp	68,536
6,093		Abington Bancorp, Inc	50,450
4,903		Amcore Financial, Inc	7,845
3,217		Ameris Bancorp	15,152
1,595		Ames National Corp	27,259
4,655		Anchor Bancorp Wisconsin, Inc	6,284
2,276		Arrow Financial Corp	53,918
1,807		Bancfirst Corp	65,775
6,666		Banco Latinoamericano de Exportaciones S.A. (Class E)	62,460
4,330		BancTrust Financial Group, Inc	27,409
11,823		Bank Mutual Corp	107,116
3,016		Bank of the Ozarks, Inc	69,609
4,878		BankFinancial Corp	48,634
3,710		Banner Corp	10,796
8,130	*	Beneficial Mutual Bancorp, Inc	80,081
2,973		Berkshire Hills Bancorp, Inc	68,141
13,509		Boston Private Financial Holdings, Inc	47,417
14,439		Brookline Bancorp, Inc	137,171
832		Brooklyn Federal Bancorp, Inc	9,177
1,675		Bryn Mawr Bank Corp	28,224
1,936		Camden National Corp	44,238
2,919		Capital City Bank Group, Inc	33,452
3,531		Capitol Bancorp Ltd	14,654
5,972		Cardinal Financial Corp	34,279
5,767		Cascade Bancorp	9,400
1,663		Cass Information Systems, Inc	53,931
12,187		Cathay General Bancorp	127,110
2,458		Centerstate Banks of Florida, Inc	27,063
7,147		Central Pacific Financial Corp	40,023
5,906		Chemical Financial Corp	122,904
2,271		Citizens & Northern Corp	41,991
30,820		Citizens Republic Bancorp, Inc	47,771
3,304		City Bank	10,903
3,999		City Holding Co	109,133
2,707		Clifton Savings Bancorp, Inc	27,070
4,538		CoBiz, Inc	23,825
49,116		Colonial Bancgroup, Inc	44,204
4,411		Columbia Banking System, Inc	28,230
8,121		Community Bank System, Inc	136,027
3,709		Community Trust Bancorp, Inc	99,216
7,510		Corus Bankshares, Inc	2,028
16,411		CVB Financial Corp	108,805
6,029		Dime Community Bancshares	56,552
5,937	*	Dollar Financial Corp	56,520
15,694		East West Bancorp, Inc	71,722
1,591	*	Encore Bancshares, Inc	14,112
2,879		Enterprise Financial Services Corp	28,099
4,213		ESSA Bancorp, Inc	56,075
11,838	*	Euronet Worldwide, Inc	154,604

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,533		Farmers Capital Bank Corp	$24,022
2,717		Financial Institutions, Inc	20,704
17,408		First Bancorp	74,158
3,549		First Bancorp	42,482
2,274		First Bancorp, Inc	36,066
6,372		First Busey Corp	49,447
21,133		First Commonwealth Financial Corp	187,450
2,246		First Community Bancshares, Inc	26,211
9,291		First Financial Bancorp	88,543
5,150		First Financial Bankshares, Inc	248,076
2,779		First Financial Corp	102,545
2,892		First Financial Holdings, Inc	22,124
5,835		First Financial Northwest, Inc	48,664
5,432		First Merchants Corp	58,611
12,089		First Midwest Bancorp, Inc	103,845
29,414		First Niagara Financial Group, Inc	320,613
4,165		First Place Financial Corp	13,994
1,991		First South Bancorp, Inc	21,144
20,076		FirstMerit Corp	365,383
14,475	*	Flagstar Bancorp, Inc	10,856
5,155		Flushing Financial Corp	31,033
21,300		FNB Corp	163,371
1,529	*	Fox Chase Bancorp, Inc	14,449
12,150		Frontier Financial Corp	13,365
15,056		Glacier Bancorp, Inc	236,530
3,273		Greene County Bancshares, Inc	28,802
13,050	*	Guaranty Bancorp	22,838
6,372		Hancock Holding Co	199,316
9,099		Hanmi Financial Corp	11,829
10,684		Harleysville National Corp	64,745
3,188		Heartland Financial USA, Inc	43,166
2,568		Heritage Commerce Corp	13,482
3,285		Home Bancshares, Inc	65,601
1,583		Home Federal Bancorp, Inc	13,820
3,943		IBERIABANK Corp	181,141
4,035		Independent Bank Corp	59,516
4,825		Integra Bank Corp	9,119
12,641		International Bancshares Corp	98,600
10,905	*	Investors Bancorp, Inc	92,365
4,277		Kearny Financial Corp	44,823
4,966		Lakeland Bancorp, Inc	39,877
3,032		Lakeland Financial Corp	58,184
4,991		MainSource Financial Group, Inc	40,128
8,574		MB Financial, Inc	116,606
2,607	*	Meridian Interstate Bancorp, Inc	21,951
5,647		Midwest Banc Holdings, Inc	5,703
5,681		Nara Bancorp, Inc	16,702
846		NASB Financial, Inc	21,074
19,623		National Penn Bancshares, Inc	162,871
7,980		NBT Bancorp, Inc	172,687
12,329	*	Net 1 UEPS Technologies, Inc	187,524
26,908		NewAlliance Bancshares, Inc	315,900

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,899		Northfield Bancorp, Inc	$53,546
4,229		Northwest Bancorp, Inc	71,470
2,191		OceanFirst Financial Corp	22,392
16,469		Old National Bancorp	183,959
3,533		Old Second Bancorp, Inc	22,435
5,939		Oriental Financial Group, Inc	28,982
3,258	*	Oritani Financial Corp	45,612
11,348		Pacific Capital Bancorp	76,826
2,642		Pacific Continental Corp	30,753
6,066		PacWest Bancorp	86,926
2,741		Park National Corp	152,811
2,050		Peapack Gladstone Financial Corp	36,962
1,214	*	Pennsylvania Commerce Bancorp, Inc	22,338
2,658		Peoples Bancorp, Inc	34,501
5,885	*	Pinnacle Financial Partners, Inc	139,533
4,978		Premierwest Bancorp	20,012
5,292		PrivateBancorp, Inc	76,522
9,707		Prosperity Bancshares, Inc	265,486
8,184		Provident Bankshares Corp	57,697
14,793		Provident Financial Services, Inc	159,912
9,879		Provident New York Bancorp	84,465
5,207		Renasant Corp	65,400
2,264		Republic Bancorp, Inc (Class A)	42,269
2,201		Rockville Financial, Inc	20,029
2,165		Roma Financial Corp	28,037
5,905		S&T Bancorp, Inc	125,245
3,323		S.Y. Bancorp, Inc	80,749
3,990		Sandy Spring Bancorp, Inc	44,528
1,281		Santander BanCorp	10,094
2,743		SCBT Financial Corp	57,329
3,654		Seacoast Banking Corp of Florida	11,072
2,143		Shore Bancshares, Inc	35,895
1,840		Sierra Bancorp	17,903
8,732	*	Signature Bank	246,504
3,454		Simmons First National Corp (Class A)	87,006
2,472		Smithtown Bancorp, Inc	27,884
18,164		South Financial Group, Inc	19,980
2,947		Southside Bancshares, Inc	55,698
3,505		Southwest Bancorp, Inc	32,877
3,501		State Bancorp, Inc	26,958
5,596		StellarOne Corp	66,648
4,425		Sterling Bancorp	43,808
18,140		Sterling Bancshares, Inc	118,636
12,619		Sterling Financial Corp	26,121
2,372		Suffolk Bancorp	61,648
3,533	*	Sun Bancorp, Inc	18,336
21,334		Susquehanna Bancshares, Inc	199,046
7,409	*	SVB Financial Group	148,254
6,778	*	Texas Capital Bancshares, Inc	76,320
1,416		Tompkins Trustco, Inc	60,888
5,132		TowneBank	83,806
3,442		Trico Bancshares	57,619

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
18,768		Trustco Bank Corp NY	$112,983
12,281		Trustmark Corp	225,725
29,044		UCBH Holdings, Inc	43,856
7,709		UMB Financial Corp	327,555
14,909		Umpqua Holdings Corp	135,076
3,340		Union Bankshares Corp	46,259
9,380		United Bankshares, Inc	161,711
10,200		United Community Banks, Inc	42,431
5,611		United Community Financial Corp	6,789
4,414		United Financial Bancorp, Inc	57,779
2,116		United Security Bancshares	15,574
3,173		Univest Corp of Pennsylvania	55,528
2,777		ViewPoint Financial Group	33,407
420		W Holding Co, Inc	3,818
3,287		Washington Trust Bancorp, Inc	53,414
1,389	*	Waterstone Financial, Inc	2,834
6,599		WesBanco, Inc	150,655
4,394		West Bancorporation, Inc	32,735
3,836		West Coast Bancorp	8,516
7,196		Westamerica Bancorporation	327,850
5,336	*	Western Alliance Bancorp	24,332
7,861		Westfield Financial, Inc	69,177
4,753		Wilshire Bancorp, Inc	24,525
5,932		Wintrust Financial Corp	72,964
1,526		WSFS Financial Corp	34,121
2,978		Yadkin Valley Financial Corp	22,186
		TOTAL DEPOSITORY INSTITUTIONS	12,808,978

EATING AND DRINKING PLACES - 1.70%
6,174	*	AFC Enterprises	27,845
4,449	*	BJ's Restaurants, Inc	61,886
7,684		Bob Evans Farms, Inc	172,275
4,394	*	Buffalo Wild Wings, Inc	160,733
5,275	*	California Pizza Kitchen, Inc	68,997
5,448		CBRL Group, Inc	156,031
5,075	*	CEC Entertainment, Inc	131,341
14,946	*	Cheesecake Factory	171,132
12,909		CKE Restaurants, Inc	108,436
23,058	*	Denny's Corp	38,507
4,472		DineEquity, Inc	53,038
9,761	*	Domino's Pizza, Inc	63,935
1,088	*	Einstein Noah Restaurant Group, Inc	6,343
14,572	*	Jack in the Box, Inc	339,382
13,562	*	Krispy Kreme Doughnuts, Inc	21,699
2,805		Landry's Restaurants, Inc	14,642
5,349	*	Luby's, Inc	26,264
4,080		O'Charleys, Inc	12,281
5,420	*	Papa John's International, Inc	123,955
5,989	*	PF Chang's China Bistro, Inc	137,028
3,898	*	Red Robin Gourmet Burgers, Inc	68,722
1,794	*	Rick's Cabaret International, Inc	8,145
12,710	*	Ruby Tuesday, Inc	37,113

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,930	*	Ruth's Chris Steak House, Inc	$5,965
15,024	*	Sonic Corp	150,540
6,958	*	Steak N Shake Co	52,672
12,428	*	Texas Roadhouse, Inc (Class A)	118,439
98,582		Wendy's/Arby's Group, Inc (Class A)	495,866
		TOTAL EATING AND DRINKING PLACES	2,833,212

EDUCATIONAL SERVICES - 0.42%
2,709	*	American Public Education, Inc	113,941
21,119	*	Corinthian Colleges, Inc	410,765
2,532	*	Grand Canyon Education, Inc	43,702
1,552	*	K12, Inc	21,573
2,169	*	Learning Tree International, Inc	18,371
1,047	*	Lincoln Educational Services Corp	19,181
3,300	*	Princeton Review, Inc	14,355
5,282	*	Universal Technical Institute, Inc	63,384
		TOTAL EDUCATIONAL SERVICES	705,272

ELECTRIC, GAS, AND SANITARY SERVICES - 5.17%
6,829		Allete, Inc	182,266
4,096		American Ecology Corp	57,098
4,261		American States Water Co	154,760
13,178		Avista Corp	181,593
29,217	*	Beacon Power Corp	13,732
9,537		Black Hills Corp	170,617
4,865		California Water Service Group	203,649
5,257	*	Casella Waste Systems, Inc (Class A)	8,989
2,875		Central Vermont Public Service Corp	49,738
3,916		CH Energy Group, Inc	183,660
1,737		Chesapeake Utilities Corp	52,944
6,037	*	Clean Energy Fuels Corp	36,765
4,896	*	Clean Harbors, Inc	235,008
14,936		Cleco Corp	323,962
2,119		Connecticut Water Service, Inc	42,973
3,701		Consolidated Water Co, Inc	40,156
9,879		Crosstex Energy, Inc	16,202
11,161	*	El Paso Electric Co	157,258
8,379		Empire District Electric Co	120,993
8,224		EnergySolutions, Inc	71,138
2,374	*	EnerNOC, Inc	34,518
11,182		Idacorp, Inc	261,212
12,283		ITC Holdings Corp	535,783
5,431		Laclede Group, Inc	211,700
5,466		MGE Energy, Inc	171,468
3,343		Middlesex Water Co	48,139
10,409		New Jersey Resources Corp	353,698
11,196		Nicor, Inc	372,043
6,555		Northwest Natural Gas Co	284,618
8,932		NorthWestern Corp	191,859
4,426		Ormat Technologies, Inc	121,538
8,759		Otter Tail Corp	193,136
3,993	*	Pico Holdings, Inc	120,070

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
18,330		Piedmont Natural Gas Co, Inc	$474,564
4,095	*	Pike Electric Corp	37,879
28,282	*	Plug Power, Inc	24,605
21,376		PNM Resources, Inc	176,566
18,572		Portland General Electric Co	326,681
2,341		Resource America, Inc (Class A)	9,341
3,259		SJW Corp	82,876
7,378		South Jersey Industries, Inc	258,230
10,716		Southwest Gas Corp	225,786
6,068		Southwest Water Co	26,092
68	*,b,m	Touch America Holdings, Inc	0
6,253		UIL Holdings Corp	139,567
8,546		Unisource Energy Corp	240,912
19,768	*	Waste Connections, Inc	508,038
5,667	*	Waste Services, Inc	24,255
26,056		Westar Energy, Inc	456,762
12,276		WGL Holdings, Inc	402,653
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	8,618,090

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.79%
6,126	*	Acme Packet, Inc	37,185
6,148	*	Actel Corp	62,218
10,092		Acuity Brands, Inc	227,474
29,983	*	Adaptec, Inc	71,959
11,136	*	Advanced Analogic Technologies, Inc	40,090
10,772	*	Advanced Battery Technologies, Inc	23,052
8,118	*	Advanced Energy Industries, Inc	61,129
5,977	*	Airvana, Inc	34,965
10,469	*	American Superconductor Corp	181,218
26,760	*	Amkor Technology, Inc	71,717
15,798	*	Anadigics, Inc	32,702
16,128	*	Applied Micro Circuits Corp	78,382
3,173		Applied Signal Technology, Inc	64,190
30,299	*	Arris Group, Inc	223,304
1,449	*	Ascent Solar Technologies, Inc	5,883
14,664	*	Atheros Communications, Inc	214,974
7,961	*	ATMI, Inc	122,838
4,636	*	Avanex Corp	8,113
2,982	*	AZZ, Inc	78,695
11,393		Baldor Electric Co	165,085
2,965		Bel Fuse, Inc (Class B)	39,850
16,771	*	Benchmark Electronics, Inc	187,835
8,095	*	BigBand Networks, Inc	53,022
24,683	*	Bookham, Inc	10,614
42,138	*	Capstone Turbine Corp	30,339
6,502	*	Ceradyne, Inc	117,881
4,988	*	Ceva, Inc	36,313
9,931	*	Checkpoint Systems, Inc	89,081
8,254	*	China BAK Battery, Inc	14,114
16	*,m	China Energy Savings Technology, Inc	1
6,965	*	China Security & Surveillance Technology, Inc	26,746
6,945	*	Comtech Telecommunications Corp	172,028

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,330	*	CPI International, Inc	$21,902
8,123		CTS Corp	29,324
3,893		Cubic Corp	98,610
7,579	*	Diodes, Inc	80,413
6,382	*	DSP Group, Inc	27,570
4,417	*	DTS, Inc	106,273
6,870	*	Electro Scientific Industries, Inc	40,670
16,310	*	EMCORE Corp	12,233
3,840	*	EMS Technologies, Inc	67,046
11,149	*	Energy Conversion Devices, Inc	147,947
6,785	*	EnerSys	82,234
1,776	*	Entropic Communications, Inc	1,314
35,331	*	Evergreen Solar, Inc	75,255
9,257	*	Exar Corp	57,764
18,462	*	Exide Technologies	55,386
92,203	*	Finisar Corp	40,569
5,667		Franklin Electric Co, Inc	125,411
16,632	*	FuelCell Energy, Inc	39,917
4,940	*	Globecomm Systems, Inc	28,603
29,750	*	GrafTech International Ltd	183,260
5,698	*	Greatbatch, Inc	110,256
831	*	GreenHunter Energy, Inc	1,579
7,511	*	GT Solar International, Inc	49,873
23,364	*	Harmonic, Inc	151,866
6,248	*	Harris Stratex Networks, Inc (Class A)	24,055
7,387	*	Helen of Troy Ltd	101,571
23,797	*	Hexcel Corp	156,346
4,847	*	Hittite Microwave Corp	151,226
5,788	*	Hutchinson Technology, Inc	15,049
7,317		Imation Corp	55,975
23,015	*	Infinera Corp	170,311
11,206	*	InterDigital, Inc	289,339
4,734	*	IPG Photonics Corp	39,860
4,604	*	iRobot Corp	34,990
5,897		IXYS Corp	47,530
28,495	*	Lattice Semiconductor Corp	39,323
5,425	*	Littelfuse, Inc	59,621
2,824	*	Loral Space & Communications, Inc	60,321
4,656		LSI Industries, Inc	24,072
10,766	*	Mattson Technology, Inc	9,054
4,518	*	Maxwell Technologies, Inc	31,400
6,668	*	Medis Technologies Ltd	2,934
5,574	*	Mercury Computer Systems, Inc	30,824
9,290		Methode Electronics, Inc	33,258
12,140		Micrel, Inc	85,466
20,499	*	Microsemi Corp	237,788
13,215	*	Microtune, Inc	24,051
16,666	*	Microvision, Inc	21,499
10,465	*	MIPS Technologies, Inc	30,662
6,416	*	Monolithic Power Systems, Inc	99,448
10,539	*	Moog, Inc (Class A)	241,027
38,499	*	MRV Communications, Inc	11,935

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,140	*	Multi-Fineline Electronix, Inc	$36,038
1,105		National Presto Industries, Inc	67,416
4,215	*	Netlogic Microsystems, Inc	115,828
1,146	*	NVE Corp	33,016
12,648	*	Omnivision Technologies, Inc	84,995
5,677	*	Oplink Communications, Inc	43,713
6,557	*	OpNext, Inc	11,212
2,201	*	Orion Energy Systems, Inc	9,706
3,977	*	OSI Systems, Inc	60,689
5,051		Park Electrochemical Corp	87,281
5,695	*	Parkervision, Inc	9,625
5,475	*	Pericom Semiconductor Corp	40,022
10,730	*	Photronics, Inc	10,301
12,144		Plantronics, Inc	146,578
9,900	*	Plexus Corp	136,818
6,743	*	PLX Technology, Inc	14,632
54,261	*	PMC - Sierra, Inc	346,186
21,729	*	Polycom, Inc	334,410
3,944	*	Polypore International, Inc	15,855
1,834	*	Powell Industries, Inc	64,759
6,786		Power Integrations, Inc	116,719
17,121	*	Power-One, Inc	15,066
29,162	*	Powerwave Technologies, Inc	17,322
20,233	*	Quantum Fuel Systems Technologies Worldwide, Inc	16,186
3,968		Raven Industries, Inc	82,455
7,968		Regal-Beloit Corp	244,140
63,879	*	RF Micro Devices, Inc	84,959
4,434	*	Rogers Corp	83,714
3,249	*	Rubicon Technology, Inc	17,252
130,191	*	Sanmina-SCI Corp	39,708
7,684	*	Seachange International, Inc	43,952
15,366	*	Semtech Corp	205,136
11,052	*	ShoreTel, Inc	47,634
18,165	*	Silicon Image, Inc	43,596
20,573	*	Silicon Storage Technology, Inc	33,945
40,433	*	Skyworks Solutions, Inc	325,890
10,855	*	Smart Modular Technologies WWH, Inc	14,980
5,570	*	Standard Microsystems Corp	103,602
7,372	*	Starent Networks Corp	116,551
3,595	*	Stoneridge, Inc	7,585
2,765	*	Supertex, Inc	63,872
47,402	*	Sycamore Networks, Inc	126,563
11,600	*	Symmetricom, Inc	40,600
8,433	*	Synaptics, Inc	225,667
5,090	*	Synthesis Energy Systems, Inc	3,359
10,059		Technitrol, Inc	17,201
3,785	*	Techwell, Inc	23,883
16,178	*	Tekelec	214,035
12,011	*	Tessera Technologies, Inc	160,587
14,288	*	Trident Microsystems, Inc	20,860
35,588	*	Triquint Semiconductor, Inc	87,902
10,847	*	TTM Technologies, Inc	62,913

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,623	*	Ultra Clean Holdings	$4,947
3,068	*	Ultralife Corp	23,716
441	*	United Capital Corp	7,607
7,015	*	Universal Display Corp	64,328
3,676	*	Universal Electronics, Inc	66,536
15,391	*	US Geothermal, Inc	10,928
27,234	*	Utstarcom, Inc	21,243
13,136	*	Valence Technology, Inc	27,980
6,220	*	Viasat, Inc	129,500
4,810		Vicor Corp	23,521
6,463	*	Volterra Semiconductor Corp	54,548
6,722	*	Zoltek Cos, Inc	45,777
12,722	*	Zoran Corp	111,954
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	11,316,706

ENGINEERING AND MANAGEMENT SERVICES - 3.44%
6,563	*	Accelrys, Inc	26,121
4,239	*	Advisory Board Co	70,283
2,548	*	Affymax, Inc	41,048
17,021	*	Ariad Pharmaceuticals, Inc	20,255
3,166		CDI Corp	30,774
19,836	*	Celera Corp	151,349
4,570	*	China Architectural Engineering, Inc	4,479
3,624	*	China Direct, Inc	4,566
4,404	*	comScore, Inc	53,244
2,856	*	Cornell Cos, Inc	46,753
2,696	*	CRA International, Inc	50,900
15,917	*	CV Therapeutics, Inc	316,430
14,144	*	Dyax Corp	35,501
10,684	*	eResearch Technology, Inc	56,198
26,159	*	Exelixis, Inc	120,331
3,681	*	Exponent, Inc	93,240
9,094	*	Furmanite Corp	28,282
5,510	*	Hill International, Inc	16,750
5,139	*	Huron Consulting Group, Inc	218,048
1,770	*	ICF International, Inc	40,657
19,019	*	Incyte Corp	44,504
22,323	*	Isis Pharmaceuticals, Inc	335,068
3,216	*	Kendle International, Inc	67,407
2,293		Landauer, Inc	116,209
6,716	*	LECG Corp	17,059
19,059	*	Lexicon Pharmaceuticals, Inc	20,774
10,225	*	Luminex Corp	185,277
4,583		MAXIMUS, Inc	182,678
6,241	*	Maxygen, Inc	42,439
1,807	*	Michael Baker Corp	46,982
22,166	*	Myriad Genetics, Inc	1,007,889
402		National Research Corp	9,986
11,923	*	Navigant Consulting, Inc	155,834
7,846	*	Omnicell, Inc	61,356
3,678	*	PRG-Schultz International, Inc	10,446
15,326	*	Regeneron Pharmaceuticals, Inc	212,418

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
40,567	*	Rentech, Inc	$22,312
7,697	*	Repligen Corp	36,869
11,290	*	Resources Connection, Inc	170,253
9,220	*	Rigel Pharmaceuticals, Inc	56,611
12,943	*	RTI Biologics, Inc	36,888
8,978	*	Sangamo Biosciences, Inc	37,977
13,723	*	Savient Pharmaceuticals, Inc	67,929
16,112	*	Seattle Genetics, Inc	158,864
15,005	*	Sequenom, Inc	213,371
2,216	*	Stanley, Inc	56,264
8,309	*	Symyx Technologies, Inc	36,975
2,730	*	Tejon Ranch Co	56,429
14,609	*	Tetra Tech, Inc	297,731
994		VSE Corp	26,540
10,566		Watson Wyatt & Co Holdings (Class A)	521,643
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	5,738,191

FABRICATED METAL PRODUCTS - 0.95%
6,089	*	Akeena Solar, Inc	6,820
2,288		Ameron International Corp	120,486
1,836	*	Bway Holding Co	14,486
6,960	*	Chart Industries, Inc	54,845
4,139		CIRCOR International, Inc	93,210
3,112	*	Commercial Vehicle Group, Inc	1,712
3,306		Dynamic Materials Corp	30,283
13,276	*	Griffon Corp	99,570
2,912		Gulf Island Fabrication, Inc	23,325
4,300		Insteel Industries, Inc	29,928
3,883	*	Ladish Co, Inc	28,191
8,477	*	Mobile Mini, Inc	97,655
28,257		Mueller Water Products, Inc (Class A)	93,248
4,947	*	NCI Building Systems, Inc	10,982
2,002	*	Park-Ohio Holdings Corp	6,527
9,211		Quanex Building Products Corp	70,004
6,233		Silgan Holdings, Inc	327,481
9,208		Simpson Manufacturing Co, Inc	165,928
9,221	*	Smith & Wesson Holding Corp	55,510
3,010		Sun Hydraulics Corp	43,976
15,325	*	Taser International, Inc	71,721
2,533	*	Trimas Corp	4,433
7,222		Watts Water Technologies, Inc (Class A)	141,262
		TOTAL FABRICATED METAL PRODUCTS	1,591,583

FISHING, HUNTING, AND TRAPPING - 0.01%
1,549	*	HQ Sustainable Maritime Industries, Inc	11,850
		TOTAL FISHING, HUNTING, AND TRAPPING	11,850

FOOD AND KINDRED PRODUCTS - 1.79%
3,838	*	AgFeed Industries, Inc	8,674
1,681	*	American Dairy, Inc	28,426
4,909		B&G Foods, Inc (Class A)	25,527
2,060	*	Boston Beer Co, Inc (Class A)	42,972

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
15,956	*	Central Garden and Pet Co (Class A)	$119,989
997		Coca-Cola Bottling Co Consolidated	51,894
20,145	*	Darling International, Inc	74,738
3,994		Diamond Foods, Inc	111,552
1,653		Farmer Bros Co	29,423
19,146		Flowers Foods, Inc	449,548
3,041		Imperial Sugar Co	21,865
3,509		J&J Snack Foods Corp	121,376
5,002		Lancaster Colony Corp	207,483
6,710		Lance, Inc	139,702
1,196	*	Lifeway Foods, Inc	9,568
2,773	*	M&F Worldwide Corp	32,472
2,664	*	National Beverage Corp	24,429
4,490	*	Omega Protein Corp	11,854
3,395	*	Peet's Coffee & Tea, Inc	73,400
2,786		Penford Corp	10,113
13,970	*	Ralcorp Holdings, Inc	752,704
3,873		Reddy Ice Holdings, Inc	5,693
5,039		Sanderson Farms, Inc	189,214
15,459	*	Smart Balance, Inc	93,372
6,057		Tootsie Roll Industries, Inc	131,567
7,768	*	TreeHouse Foods, Inc	223,641
		TOTAL FOOD AND KINDRED PRODUCTS	2,991,196

FOOD STORES - 0.45%
276		Arden Group, Inc (Class A)	32,248
8,703	*	Great Atlantic & Pacific Tea Co, Inc	46,213
3,208		Ingles Markets, Inc (Class A)	47,895
5,445	*	Pantry, Inc	95,886
10,440		Ruddick Corp	234,379
1,927	*	Susser Holdings Corp	25,899
1,626		Village Super Market (Class A)	50,682
2,712		Weis Markets, Inc	84,180
13,412	*	Winn-Dixie Stores, Inc	128,219
		TOTAL FOOD STORES	745,601

FURNITURE AND FIXTURES - 0.35%
6,060		Ethan Allen Interiors, Inc	68,236
10,252		Furniture Brands International, Inc	15,070
13,954		Herman Miller, Inc	148,750
11,051		HNI Corp	114,930
2,113		Hooker Furniture Corp	17,834
7,837		Kimball International, Inc (Class B)	51,411
12,572		La-Z-Boy, Inc	15,715
10,808	*	Sealy Corp	16,104
18,441		Tempur-Pedic International, Inc	134,619
		TOTAL FURNITURE AND FIXTURES	582,669

FURNITURE AND HOME FURNISHINGS STORES - 0.12%
4,245		Haverty Furniture Cos, Inc	44,700
3,048	*	hhgregg, Inc	43,129
11,899		Knoll, Inc	72,941

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
22,821	*	Pier 1 Imports, Inc	$12,780
1,956	*	Rex Stores Corp	20,968
7,325	*	Tuesday Morning Corp	9,303
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	203,821

GENERAL BUILDING CONTRACTORS - 0.43%
496	*	Amrep Corp	7,787
1,474	*	Avatar Holdings, Inc	22,081
9,730	*	Beazer Homes USA, Inc	9,827
2,042		Brookfield Homes Corp	7,045
1,634	*	Cavco Industries, Inc	38,562
11,621	*	Hovnanian Enterprises, Inc (Class A)	18,129
3,287		M/I Homes, Inc	22,976
5,859		McGrath RentCorp	92,338
7,620	*	Meritage Homes Corp	87,020
2,440	*	Palm Harbor Homes, Inc	5,441
12,438	*	Perini Corp	152,987
10,551		Ryland Group, Inc	175,781
26,767	*	Standard-Pacific Corp	23,555
4,585	*	Team, Inc	53,736
		TOTAL GENERAL BUILDING CONTRACTORS	717,265

GENERAL MERCHANDISE STORES - 0.42%
11,635	*	99 Cents Only Stores	107,507
12,535		Casey's General Stores, Inc	334,183
2,419	*	Conn's, Inc	33,963
14,283		Dillard's, Inc (Class A)	81,413
10,114		Fred's, Inc (Class A)	114,086
8,005	*	Retail Ventures, Inc	12,168
6,251	*	Stein Mart, Inc	18,065
		TOTAL GENERAL MERCHANDISE STORES	701,385

HEALTH SERVICES - 1.62%
6,264	*	Alliance Imaging, Inc	42,595
1,546	*	Almost Family, Inc	29,513
6,574	*	Amedisys, Inc	180,719
7,801	*	Amsurg Corp	123,646
2,726	*	Assisted Living Concepts, Inc (A Shares)	36,965
2,860	*	Bio-Reference Labs, Inc	59,803
1,954	*	China Sky One Medical, Inc	22,471
2,056	*	Corvel Corp	41,572
7,868	*	Cross Country Healthcare, Inc	51,535
6,735	*	CryoLife, Inc	34,887
6,174	*	eHealth, Inc	98,846
4,860	*	Emeritus Corp	31,882
2,063		Ensign Group, Inc	31,894
7,981	*	Enzo Biochem, Inc	32,084
7,810	*	Five Star Quality Care, Inc	8,122
3,431	*	Genomic Health, Inc	83,648
2,053	*	Genoptix, Inc	56,006
6,309	*	Gentiva Health Services, Inc	95,897
21,732	*	Healthsouth Corp	192,980

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,752	*	Healthways, Inc	$76,755
16,556	*	Immunomedics, Inc	15,894
1,511	*	IPC The Hospitalist Co, Inc	28,754
6,983	*	Kindred Healthcare, Inc	104,396
3,631	*	LHC Group, Inc	80,899
2,091	*	Life Sciences Research, Inc	14,992
9,115	*	Magellan Health Services, Inc	332,152
3,994	*	Medcath Corp	29,036
2,101		National Healthcare Corp	84,355
22,932	*	Nektar Therapeutics	123,603
5,689	*	Nighthawk Radiology Holdings, Inc	15,360
8,119	*	Odyssey HealthCare, Inc	78,754
13,747	*	Psychiatric Solutions, Inc	216,241
4,478	*	RehabCare Group, Inc	78,096
4,368	*	Skilled Healthcare Group, Inc (Class A)	35,861
10,578	*	Sun Healthcare Group, Inc	89,278
11,126	*	Sunrise Senior Living, Inc	7,566
2,796	*	US Physical Therapy, Inc	27,065
1,640	*	Virtual Radiologic Corp	11,464
		TOTAL HEALTH SERVICES	2,705,586

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.37%
5,348	*	Comverge, Inc	37,169
8,239		Granite Construction, Inc	308,797
10,173		Great Lakes Dredge & Dock Corp	30,621
2,661	*	LB Foster Co (Class A)	66,073
6,381	*	Matrix Service Co	52,452
5,276	*	Orion Marine Group, Inc	69,115
2,964	*	Sterling Construction Co, Inc	52,878
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	617,105

HOLDING AND OTHER INVESTMENT OFFICES - 9.15%
8,313		Acadia Realty Trust	88,201
1,900		Agree Realty Corp	29,811
492		Alexander's, Inc	83,827
10,505		American Campus Communities, Inc	182,367
2,558		American Capital Agency Corp	43,767
4,871	*	Ampal American Israel (Class A)	8,329
14,500		Anthracite Capital, Inc	4,930
24,437		Anworth Mortgage Asset Corp	149,799
3,496		Arbor Realty Trust, Inc	2,517
25,905		Ashford Hospitality Trust, Inc	39,894
3,536		Associated Estates Realty Corp	20,084
19,845		BioMed Realty Trust, Inc	134,351
10,977		Capital Lease Funding, Inc	21,625
755		Capital Southwest Corp	57,674
4,087		Capital Trust, Inc (Class A)	4,496
15,567		Capstead Mortgage Corp	167,190
3,277		Care Investment Trust, Inc	17,892
9,188		Cedar Shopping Centers, Inc	15,987
1,815		Cherokee, Inc	28,314
2,877		Cogdell Spencer, Inc	14,673

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,589		Colonial Properties Trust	$44,154
10,405		Corporate Office Properties Trust	258,356
10,784		Cousins Properties, Inc	69,449
4,437		Danvers Bancorp, Inc	61,275
42,846		DCT Industrial Trust, Inc	135,822
24,113		DiamondRock Hospitality Co	96,693
6,203		EastGroup Properties, Inc	174,118
7,303		Education Realty Trust, Inc	25,487
8,179		Entertainment Properties Trust	128,901
5,042		Equity Lifestyle Properties, Inc	192,100
7,982		Equity One, Inc	97,301
21,144		Extra Space Storage, Inc	116,503
15,728		FelCor Lodging Trust, Inc	21,390
10,825		First Industrial Realty Trust, Inc	26,521
6,690		First Potomac Realty Trust	49,172
14,703		Franklin Street Properties Corp	180,847
4,297		Getty Realty Corp	78,850
5,044		Gladstone Capital Corp	31,575
9,295		Glimcher Realty Trust	13,013
10,968		Gramercy Capital Corp	10,639
6,336	*	Harris & Harris Group, Inc	23,443
3,867		Hatteras Financial Corp	96,636
14,652		Healthcare Realty Trust, Inc	219,633
11,768		Hersha Hospitality Trust	22,359
15,743		Highwoods Properties, Inc	337,215
11,277	*	Hilltop Holdings, Inc	128,558
7,883		Home Properties, Inc	241,614
14,146		Inland Real Estate Corp	100,295
14,234		Investors Real Estate Trust	140,347
155,635		iShares Russell 2000 Index Fund	6,527,333
5,813		Kite Realty Group Trust	14,242
10,067		LaSalle Hotel Properties	58,791
19,781		Lexington Corporate Properties Trust	47,079
5,731		LTC Properties, Inc	100,522
9,438	*	Maguire Properties, Inc	6,795
19,679		Medical Properties Trust, Inc	71,828
14,400	*,b	Meruelo Maddux Properties, Inc	1,051
55,218		MFA Mortgage Investments, Inc	324,682
7,036		Mid-America Apartment Communities, Inc	216,920
4,864		Mission West Properties, Inc	31,130
4,900		Monmouth Real Estate Investment Corp (Class A)	32,389
5,943		MVC Capital, Inc	49,981
5,517		National Health Investors, Inc	148,242
19,807		National Retail Properties, Inc	313,743
13,002		Newcastle Investment Corp	8,451
14,231		NorthStar Realty Finance Corp	33,016
20,265		Omega Healthcare Investors, Inc	285,331
1,946		One Liberty Properties, Inc	6,850
3,996		Parkway Properties, Inc	41,159
8,748		Pennsylvania Real Estate Investment Trust	31,055
10,894		Post Properties, Inc	110,465
9,740		Potlatch Corp	225,871

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,234		Prospect Capital Corp	$61,634
3,707		PS Business Parks, Inc	136,603
15,616		RAIT Investment Trust	19,052
3,867		Ramco-Gershenson Properties	24,942
25,174		Realty Income Corp	473,776
14,842		Redwood Trust, Inc	227,825
5,222		Resource Capital Corp	15,875
2,408		Saul Centers, Inc	55,312
29,811		Senior Housing Properties Trust	417,950
5,475		Sovran Self Storage, Inc	109,938
18,379		Strategic Hotels & Resorts, Inc	12,682
4,017		Sun Communities, Inc	47,521
13,037		Sunstone Hotel Investors, Inc	34,287
7,863		Tanger Factory Outlet Centers, Inc	242,652
2,941		Universal Health Realty Income Trust	85,965
5,230		Urstadt Biddle Properties, Inc (Class A)	70,187
11,914		U-Store-It Trust	24,066
1,381	*	Virtus Investment Partners, Inc	8,990
13,036		Washington Real Estate Investment Trust	225,523
2,718		Winthrop Realty Trust	18,781
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	15,238,481

HOTELS AND OTHER LODGING PLACES - 0.28%
6,550		Ameristar Casinos, Inc	82,399
3,732	*	Bluegreen Corp	6,494
10,044	*	Gaylord Entertainment Co	83,666
6,950	*	Great Wolf Resorts, Inc	16,194
3,878	*	Isle of Capri Casinos, Inc	20,515
3,328	*	Lodgian, Inc	6,989
4,947		Marcus Corp	42,050
2,846	*	Monarch Casino & Resort, Inc	14,685
6,555	*	Morgans Hotel Group Co	20,386
3,691	*	Outdoor Channel Holdings, Inc	25,173
2,470	*	Riviera Holdings Corp	2,519
7,481	*	Vail Resorts, Inc	152,836
		TOTAL HOTELS AND OTHER LODGING PLACES	473,906

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.61%
6,906	*	3PAR, Inc	45,372
3,270		Aaon, Inc	59,252
13,830		Actuant Corp (Class A)	142,864
1,458		Alamo Group, Inc	15,542
6,894	*	Allis-Chalmers Energy, Inc	13,305
6,466	*	Altra Holdings, Inc	25,088
2,024		Ampco-Pittsburgh Corp	26,838
4,451	*	Astec Industries, Inc	116,750
19,260	*	Asyst Technologies, Inc	5,393
6,142	*	AuthenTec, Inc	9,090
25,111	*	Axcelis Technologies, Inc	9,542
4,418		Black Box Corp	104,309
9,440	*	Blount International, Inc	43,613
2,114	*	Bolt Technology Corp	15,031

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
12,453		Briggs & Stratton Corp	$205,475
15,754	*	Brooks Automation, Inc	72,626
2,229		Cascade Corp	39,297
15,798	*	Cirrus Logic, Inc	59,400
5,496	*	Colfax Corp	37,758
4,883	*	Columbus McKinnon Corp	42,580
7,825	*	Cray, Inc	27,388
11,086		Curtiss-Wright Corp	310,963
7,546	*	Cymer, Inc	167,974
7,724	*	Dril-Quip, Inc	237,127
13,073	*	Elixir Gaming Technologies, Inc	1,438
20,984	*	Emulex Corp	105,550
9,932	*	Ener1, Inc	51,348
6,639	*	ENGlobal Corp	30,141
4,940	*	EnPro Industries, Inc	84,474
27,670	*	Entegris, Inc	23,796
21,325	*	Extreme Networks, Inc	32,414
3,974	*	Flanders Corp	16,055
5,638	*	Flotek Industries, Inc	8,852
9,215	*	Flow International Corp	14,928
4,900	*	Fuel Tech, Inc	51,254
3,536		Gorman-Rupp Co	70,013
2,460		Graham Corp	22,066
1,846	*	Harbin Electric, Inc	11,353
1,539	*	Hurco Cos, Inc	16,360
7,227	*	Immersion Corp	21,175
15,286	*	Intermec, Inc	158,974
5,319	*	Intevac, Inc	27,712
6,096	*	Isilon Systems, Inc	13,411
3,045	*	Kadant, Inc	35,078
8,494		Kaydon Corp	232,141
1,289	*	Key Technology, Inc	11,343
14,926	*	Kulicke & Soffa Industries, Inc	39,106
2,951		Lindsay Manufacturing Co	79,677
3,667		Lufkin Industries, Inc	138,906
3,680		Met-Pro Corp	29,992
20,188	*	Micros Systems, Inc	378,526
4,446	*	Middleby Corp	144,184
7,726		Modine Manufacturing Co	19,315
1,479		Nacco Industries, Inc (Class A)	40,199
5,025	*	NATCO Group, Inc (Class A)	95,123
2,973	*	Natural Gas Services Group, Inc	26,757
9,596	*	Netezza Corp	65,253
8,892	*	Netgear, Inc	107,149
3,070		NN, Inc	3,868
8,345		Nordson Corp	237,248
771		Omega Flex, Inc	12,421
26,553		Palm, Inc	228,887
3,178	*	PMFG, Inc	25,043
46,855	*	Quantum Corp	31,393
7,271	*	Rackable Systems, Inc	29,520
5,319	*	RBC Bearings, Inc	81,274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,372	*	Rimage Corp	$31,666
13,854	*	Riverbed Technology, Inc	181,210
6,929		Robbins & Myers, Inc	105,113
29,787	*	Safeguard Scientifics, Inc	16,383
2,736		Sauer-Danfoss, Inc	6,676
6,498	*	Scansource, Inc	120,733
5,526	*	Semitool, Inc	15,362
6,834	*	Sigma Designs, Inc	85,015
3,026		Standex International Corp	27,839
7,629	*	STEC, Inc	56,226
5,819	*	Super Micro Computer, Inc	28,629
3,065	*	T-3 Energy Services, Inc	36,106
4,035	*	Tecumseh Products Co (Class A)	18,238
4,074		Tennant Co	38,173
3,395	*	Thermadyne Holdings Corp	7,197
2,136		Twin Disc, Inc	14,781
5,794	*	Ultratech, Inc	72,367
16,856	*	VeriFone Holdings, Inc	114,621
5,796		Watsco, Inc	197,238
14,582		Woodward Governor Co	163,027
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	6,022,894

INSTRUMENTS AND RELATED PRODUCTS - 5.32%
5,382	*	Abaxis, Inc	92,786
8,436	*	Abiomed, Inc	41,336
8,986	*	Accuray, Inc	45,200
17,188	*	Affymetrix, Inc	56,205
15,395	*	Align Technology, Inc	122,082
6,107	*	Alphatec Holdings, Inc	10,809
17,977	*	American Medical Systems Holdings, Inc	200,444
2,255		American Science & Engineering, Inc	125,829
3,325		Analogic Corp	106,467
3,623	*	Anaren, Inc	39,636
5,992	*	Angiodynamics, Inc	67,350
3,209	*	Argon ST, Inc	60,875
400		Atrion Corp	35,296
2,164	*	Axsys Technologies, Inc	90,975
3,662		Badger Meter, Inc	105,795
4,693	*	Bio-Rad Laboratories, Inc (Class A)	309,269
12,699	*	Bruker BioSciences Corp	78,226
11,705	*	Caliper Life Sciences, Inc	11,588
3,100	*	Cantel Medical Corp	39,897
4,820	*	Cardiac Science Corp	14,508
1,121	*	CardioNet, Inc	31,455
14,139	*	Cepheid, Inc	97,559
5,894	*	Coherent, Inc	101,672
5,746		Cohu, Inc	41,371
7,090	*	Conmed Corp	102,167
5,819	*	Cyberonics, Inc	77,218
2,137	*	Cynosure, Inc (Class A)	13,014
12,644	*	Depomed, Inc	29,840
10,052	*	DexCom, Inc	41,615

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,527	*	Dionex Corp	$213,901
1,808	*	DXP Enterprises, Inc	18,677
6,478	*	ESCO Technologies, Inc	250,699
7,290	*	Esterline Technologies Corp	147,185
17,753	*	ev3, Inc	126,046
1,858	*	Exactech, Inc	21,348
4,115	*	FARO Technologies, Inc	55,306
9,049	*	FEI Co	139,626
3,403	*	FGX International Holdings Ltd	39,543
12,116	*	Formfactor, Inc	218,330
11,247	*	Fossil, Inc	176,578
6,382	*	Haemonetics Corp	351,520
7,638	*	Hanger Orthopedic Group, Inc	101,204
3,325	*	Herley Industries, Inc	39,767
2,912	*	ICU Medical, Inc	93,533
3,393	*	ICx Technologies, Inc	13,742
5,358	*	I-Flow Corp	19,557
6,061	*	II-VI, Inc	104,128
4,504	*	Insulet Corp	18,466
4,401	*	Integra LifeSciences Holdings Corp	108,837
7,972		Invacare Corp	127,791
21,893	*	ION Geophysical Corp	34,153
4,641	*	IRIS International, Inc	53,511
10,464	*	Ixia	54,099
1,753	*	Kensey Nash Corp	37,286
16,485	*	Kopin Corp	38,245
614	*	K-Tron International, Inc	37,251
17,631	*	L-1 Identity Solutions, Inc	90,094
3,027	*	LaBarge, Inc	25,336
25,531	*	LTX-Credence Corp	7,149
4,073	*	Lydall, Inc	12,097
11,438	*	Masimo Corp	331,473
3,535	*	Measurement Specialties, Inc	14,458
3,383	*	Medical Action Industries, Inc	28,045
6,820	*	Merit Medical Systems, Inc	83,272
3,970	*	Micrus Endovascular Corp	23,701
7,704		Mine Safety Appliances Co	154,234
12,336	*	MKS Instruments, Inc	180,969
3,931		Movado Group, Inc	29,640
4,348		MTS Systems Corp	98,917
6,737	*	Natus Medical, Inc	57,332
3,575	*	Neogen Corp	78,042
8,928	*	Newport Corp	39,462
8,810	*	NuVasive, Inc	276,458
6,174	*	NxStage Medical, Inc	15,929
4,233	*	Orthofix International NV	78,395
16,986	*	Orthovita, Inc	45,522
1,000	*	OYO Geospace Corp	13,060
4,437	*	Palomar Medical Technologies, Inc	32,213
7,345	*	Rofin-Sinar Technologies, Inc	118,401
7,626	*	Rudolph Technologies, Inc	23,107
15,016	*	Sirf Technology Holdings, Inc	34,537

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,161	*	Sirona Dental Systems, Inc	$59,586
2,981	*	Somanetics Corp	45,252
5,540	*	Sonic Solutions, Inc	6,648
4,172	*	SonoSite, Inc	74,595
7,754	*	Spectranetics Corp	19,618
16,645	*	Star Scientific, Inc	71,241
7,501	*	Stereotaxis, Inc	29,929
14,558		STERIS Corp	338,909
8,829	*	Symmetry Medical, Inc	55,711
3,168	*	Synovis Life Technologies, Inc	43,845
8,750	*	Teledyne Technologies, Inc	233,450
13,541	*	Thoratec Corp	347,867
3,010	*	Trans1, Inc	18,331
7,305	*	Varian, Inc	173,421
8,036	*	Veeco Instruments, Inc	53,600
3,277	*	Vision-Sciences, Inc	4,195
4,046	*	Vital Images, Inc	45,598
17,357	*	Vivus, Inc	74,982
3,328	*	Vnus Medical Technologies, Inc	70,787
11,735	*	Volcano Corp	170,744
9,214	*	Wright Medical Group, Inc	120,058
5,187	*	Zoll Medical Corp	74,485
3,745	*	Zygo Corp	17,190
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,872,698

INSURANCE AGENTS, BROKERS AND SERVICE - 0.06%
5,854	*	Crawford & Co (Class B)	39,339
1,805		Life Partners Holdings, Inc	30,793
9,739		National Financial Partners Corp	31,165
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	101,297

INSURANCE CARRIERS - 4.54%
71,696		Ambac Financial Group, Inc	55,923
14,271		American Equity Investment Life Holding Co	59,367
2,066		American Physicians Capital, Inc	84,541
2,629	*	American Safety Insurance Holdings Ltd	30,260
13,273	*	AMERIGROUP Corp	365,538
4,667	*	Amerisafe, Inc	71,498
3,964		Amtrust Financial Services, Inc	37,856
7,617	*	Argo Group International Holdings Ltd	229,500
21,225		Aspen Insurance Holdings Ltd	476,715
13,811		Assured Guaranty Ltd	93,500
2,222		Baldwin & Lyons, Inc (Class B)	42,040
8,127	*	Catalyst Health Solutions, Inc	161,077
10,817	*	Centene Corp	194,922
9,331	*	Citizens, Inc (Class A)	67,836
4,146	*	CNA Surety Corp	76,452
10,279		Delphi Financial Group, Inc (Class A)	138,355
2,903		Donegal Group, Inc (Class A)	44,619
1,450		EMC Insurance Group, Inc	30,552
12,170		Employers Holdings, Inc	116,102
1,369	*	Enstar Group Ltd	77,102

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
3,183		FBL Financial Group, Inc (Class A)	$13,209
4,786	*	First Acceptance Corp	11,582
3,801	*	First Mercury Financial Corp	54,886
7,320		Flagstone Reinsurance Holdings Ltd	57,023
2,041	*	Fpic Insurance Group, Inc	75,578
7,115	*	Greenlight Capital Re Ltd (Class A)	113,627
1,455	*	Hallmark Financial Services	10,083
3,209		Harleysville Group, Inc	102,078
12,296	*	Healthspring, Inc	102,918
10,099		Horace Mann Educators Corp	84,529
1,606		Independence Holding Co	8,046
3,633		Infinity Property & Casualty Corp	123,268
13,832		IPC Holdings Ltd	374,017
1,123		Kansas City Life Insurance Co	40,260
12,586		Maiden Holdings Ltd	56,259
13,998		Max Re Capital Ltd	241,326
13,910		Meadowbrook Insurance Group, Inc	84,851
3,667	*	Molina Healthcare, Inc	69,746
23,203		Montpelier Re Holdings Ltd	300,711
1,523		National Interstate Corp	25,754
568		National Western Life Insurance Co (Class A)	64,184
3,252	*	Navigators Group, Inc	153,429
1,035		NYMAGIC, Inc	12,627
5,466		Odyssey Re Holdings Corp	207,325
27,634		Phoenix Cos, Inc	32,332
13,145		Platinum Underwriters Holdings Ltd	372,792
7,780	*	PMA Capital Corp (Class A)	32,443
20,027		PMI Group, Inc	12,417
5,338		Presidential Life Corp	41,583
8,258	*	Primus Guaranty Ltd	12,965
7,951	*	ProAssurance Corp	370,676
19,860		Radian Group, Inc	36,145
5,230	*	RadNet, Inc	6,485
4,629		RLI Corp	232,376
4,013		Safety Insurance Group, Inc	124,724
5,284	*	SeaBright Insurance Holdings, Inc	55,271
13,136		Selective Insurance Group, Inc	159,734
3,510		State Auto Financial Corp	61,776
4,222		Stewart Information Services Corp	82,329
8,904		Tower Group, Inc	219,306
3,471	*	Triple-S Management Corp (Class B)	42,763
4,856	*,m	United America Indemnity Ltd	2,276
4,856	*	United America Indemnity Ltd (Class A)	19,521
5,642		United Fire & Casualty Co	123,898
9,735	*	Universal American Financial Corp	82,455
15,980		Validus Holdings Ltd	378,407
9,183		Zenith National Insurance Corp	221,402
		TOTAL INSURANCE CARRIERS	7,565,147

JUSTICE, PUBLIC ORDER AND SAFETY - 0.12%
3,541	*	China Fire & Security Group, Inc	27,832
12,615	*	Geo Group, Inc	167,149
		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	194,981

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
LEATHER AND LEATHER PRODUCTS - 0.42%
20,459	*	CROCS, Inc	$24,346
4,757	*	Genesco, Inc	89,574
14,279	*	Iconix Brand Group, Inc	126,369
4,380	*	Steven Madden Ltd	82,256
11,887	*	Timberland Co (Class A)	141,931
1,754		Weyco Group, Inc	45,464
12,285		Wolverine World Wide, Inc	191,401
		TOTAL LEATHER AND LEATHER PRODUCTS	701,341

LEGAL SERVICES - 0.03%
1,980	*	Pre-Paid Legal Services, Inc	57,479
		TOTAL LEGAL SERVICES	57,479

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.04%
2,307	*	Emergency Medical Services Corp (Class A)	72,417
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	72,417

LUMBER AND WOOD PRODUCTS - 0.21%
2,616		American Woodmark Corp	45,937
17,132	*	Champion Enterprises, Inc	8,223
2,583		Deltic Timber Corp	101,796
25,499		Louisiana-Pacific Corp	56,863
1,690		Skyline Corp	32,127
4,128		Universal Forest Products, Inc	109,846
		TOTAL LUMBER AND WOOD PRODUCTS	354,792

METAL MINING - 0.46%
11,577	*	Allied Nevada Gold Corp	67,725
134,469	*	Coeur d'Alene Mines Corp	126,401
53,649	*	Hecla Mining Co	107,298
12,715	*	Rosetta Resources, Inc	62,939
7,256		Royal Gold, Inc	339,290
7,476	*	ShengdaTech, Inc	23,176
9,764	*	Stillwater Mining Co	36,127
14,665	*	Uranium Resources, Inc	6,893
		TOTAL METAL MINING	769,849

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.24%
1,518		Blyth, Inc	39,665
16,373		Callaway Golf Co	117,558
8,363		Daktronics, Inc	54,778
6,774	*	Jakks Pacific, Inc	83,659
8,107	*	Leapfrog Enterprises, Inc	11,188
2,305		Marine Products Corp	9,773
5,734	*	Nautilus, Inc	3,612
4,297	*	RC2 Corp	22,645
4,109	*	Russ Berrie & Co, Inc	5,424
13,342	*	Shuffle Master, Inc	38,292

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
1,663	*	Steinway Musical Instruments, Inc	$19,906
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	406,500

MISCELLANEOUS RETAIL - 1.14%
5,972	*	1-800-FLOWERS.COM, Inc (Class A)	12,362
1,124	*	Bidz.com, Inc	4,518
5,336		Big 5 Sporting Goods Corp	31,322
3,306	*	Blue Nile, Inc	99,676
13,524	*	Borders Group, Inc	8,520
4,101	*	Build-A-Bear Workshop, Inc	24,893
9,731	*	Cabela's, Inc	88,649
7,255		Cash America International, Inc	113,613
13,077	*	CKX, Inc	53,616
14,827	*	Coldwater Creek, Inc	37,216
21,177	*	Drugstore.Com	24,777
11,091	*	Ezcorp, Inc (Class A)	128,323
2,183	*	Fuqi International, Inc	10,260
5,849	*	GSI Commerce, Inc	76,622
7,068	*	Hibbett Sports, Inc	135,847
6,419	*	Jo-Ann Stores, Inc	104,886
12,095	*	Marvel Entertainment, Inc	321,123
7,675		Nutri/System, Inc	109,522
3,684	*	Overstock.com, Inc	33,709
2,352	*	PC Connection, Inc	8,938
2,713	*	PC Mall, Inc	12,317
3,530		Pricesmart, Inc	63,575
4,874	*	Shutterfly, Inc	45,669
3,346	*	Stamps.com, Inc	32,456
2,717		Systemax, Inc	35,104
7,122		World Fuel Services Corp	225,270
7,914	*	Zale Corp	15,432
4,802	*	Zumiez, Inc	46,579
		TOTAL MISCELLANEOUS RETAIL	1,904,794

MOTION PICTURES - 0.61%
7,646	*	Avid Technology, Inc	69,884
43,515	*	Blockbuster, Inc (Class A)	31,331
7,373		Cinemark Holdings, Inc	69,232
4,404	*	Gaiam, Inc (Class A)	14,445
20,457	*	Macrovision Solutions Corp	363,930
10,420		National CineMedia, Inc	137,336
3,308	*	RHI Entertainment, Inc	5,028
36,466	*	tw telecom inc (Class A)	319,078
		TOTAL MOTION PICTURES	1,010,264

NONDEPOSITORY INSTITUTIONS - 0.92%
9,974		Advance America Cash Advance Centers, Inc	16,856
9,387		Advanta Corp (Class B)	6,195
35,202		Apollo Investment Corp	122,503
23,825		Ares Capital Corp	115,313
3,223		BlackRock Kelso Capital Corp	13,504
7,360	*	Boise, Inc	4,490

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
33,617		Chimera Investment Corp	$112,953
3,824	*	CompuCredit Corp	9,369
1,473	*	Credit Acceptance Corp	31,655
1,340	*	Doral Financial Corp	2,412
3,375	*	Encore Capital Group, Inc	15,289
2,345		Federal Agricultural Mortgage Corp (Class C)	6,285
6,345		Financial Federal Corp	134,387
4,927	*	First Cash Financial Services, Inc	73,511
16,437	*	First Marblehead Corp	21,204
5,409		Gladstone Investment Corp	20,662
21,852	*	Guaranty Financial Group, Inc	22,945
8,506		Hercules Technology Growth Capital, Inc	42,530
4,438		Kohlberg Capital Corp	13,580
18,534		MCG Capital Corp	23,724
3,432		Medallion Financial Corp	25,431
6,332	*	Mercadolibre, Inc	117,459
2,430	*	Mitcham Industries, Inc	9,258
4,360		Nelnet, Inc (Class A)	38,542
5,860	*	NewStar Financial, Inc	13,595
5,469		NGP Capital Resources Co	27,181
8,883	*	Ocwen Financial Corp	101,533
5,074		Patriot Capital Funding, Inc	9,285
5,215		PennantPark Investment Corp	19,556
13,407	*	PHH Corp	188,368
12,911	*	thinkorswim Group, Inc	111,551
4,002	*	World Acceptance Corp	68,434
		TOTAL NONDEPOSITORY INSTITUTIONS	1,539,560

NONMETALLIC MINERALS, EXCEPT FUELS - 0.35%
6,407		AMCOL International Corp	95,080
8,053		Compass Minerals International, Inc	453,948
15,421	*	General Moly, Inc	16,346
441	*	United States Lime & Minerals, Inc	12,066
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	577,440

OIL AND GAS EXTRACTION - 2.17%
8,123	*	Abraxas Petroleum Corp	8,367
948		APCO Argentina, Inc	10,447
2,204	*	Approach Resources, Inc	13,665
9,410	*	Arena Resources, Inc	239,766
8,534		Atlas America, Inc	74,673
6,860	*	ATP Oil & Gas Corp	35,192
10,191	*	Basic Energy Services, Inc	65,936
10,569		Berry Petroleum Co (Class A)	115,836
9,054	*	Bill Barrett Corp	201,360
11,205	*	BMB Munai, Inc	6,499
11,350	*	Brigham Exploration Co	21,565
6,504	*	Bronco Drilling Co, Inc	34,211
10,804	*	Cal Dive International, Inc	73,143
5,167	*	Callon Petroleum Co	5,632
10,405	*	Cano Petroleum, Inc	4,474
6,752	*	Carrizo Oil & Gas, Inc	59,958

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
11,935	*	Cheniere Energy, Inc	$50,843
1,386	*	Clayton Williams Energy, Inc	40,527
11,860	*	Complete Production Services, Inc	36,529
11,289	*	Comstock Resources, Inc	336,411
13,780	*	Concho Resources, Inc	352,629
3,234	*	Contango Oil & Gas Co	126,773
1,899	*	Dawson Geophysical Co	25,637
15,149	*	Delta Petroleum Corp	18,179
1,999	*	Double Eagle Petroleum Co	10,335
27,572	*	Endeavour International Corp	23,988
3,686	*	Energy Recovery, Inc	28,014
29,392		Energy XXI Bermuda Ltd	11,022
37,170	*	EXCO Resources, Inc	371,699
9,631	*	FX Energy, Inc	26,774
23,287	*	Gasco Energy, Inc	9,082
9,309	*	GeoGlobal Resources, Inc	6,702
1,285	*	Geokinetics, Inc	4,202
3,573	*	Geomet, Inc	2,072
1,491	*	Georesources, Inc	10,020
4,143	*	GMX Resources, Inc	26,930
5,594	*	Goodrich Petroleum Corp	108,300
6,434	*	Gulfport Energy Corp	14,927
8,154	*	Harvest Natural Resources, Inc	27,642
3,652		Houston American Energy Corp	6,793
2,488		Kayne Anderson Energy Development Co	23,238
14,850	*	McMoRan Exploration Co	69,795
16,787	*	Meridian Resource Corp	3,525
22,211	*	Newpark Resources, Inc	56,194
4,976	*	Northern Oil And Gas, Inc	17,914
45,634	*	Oilsands Quest, Inc	32,856
1,812		Panhandle Oil and Gas, Inc (Class A)	31,021
10,160	*	Parallel Petroleum Corp	13,005
27,490	*	Parker Drilling Co	50,582
10,294		Penn Virginia Corp	113,028
3,723	*	Petroleum Development Corp	43,969
10,609	*	Petroquest Energy, Inc	25,462
12,679	*	Pioneer Drilling Co	41,587
4,148	*	PowerSecure International, Inc	14,186
180	*	PrimeEnergy Corp	8,982
5,541	*	Quest Resource Corp	1,734
12,988	*	RAM Energy Resources, Inc	9,481
4,131	*	Rex Energy Corp	11,856
7,360		RPC, Inc	48,797
7,925	*	Stone Energy Corp	26,390
13,136	*	Sulphco, Inc	14,056
4,053	*	Superior Well Services, Inc	20,792
7,570	*	Swift Energy Co	55,261
4,142		Toreador Resources Corp	10,396
3,276	*	Trico Marine Services, Inc	6,880
5,737	*	Tri-Valley Corp	6,540
8,598	*	TXCO Resources, Inc	3,542
3,906	*	Union Drilling, Inc	14,843

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
14,706	*	Vaalco Energy, Inc	$77,795
5,502	*	Venoco, Inc	18,047
13,737	*	Warren Resources, Inc	13,188
9,616	*	Willbros Group, Inc	93,275
		TOTAL OIL AND GAS EXTRACTION	3,624,971

PAPER AND ALLIED PRODUCTS - 0.35%
14,007	*	AbitibiBowater, Inc	7,704
9,559	*	Buckeye Technologies, Inc	20,361
11,802	*	Cenveo, Inc	38,357
11,230		Glatfelter	70,075
35,679	*	Graphic Packaging Holding Co	31,041
4,640	*	Kapstone Paper and Packaging Corp	11,414
8,331	*	Mercer International, Inc	5,498
3,725		Neenah Paper, Inc	13,522
9,429		Rock-Tenn Co (Class A)	255,054
3,836		Schweitzer-Mauduit International, Inc	70,813
2,710		Verso Paper Corp	1,734
10,958		Wausau Paper Corp	57,639
		TOTAL PAPER AND ALLIED PRODUCTS	583,212

PERSONAL SERVICES - 0.51%
6,896	*	Coinstar, Inc	225,913
4,901		G & K Services, Inc (Class A)	92,678
7,181		Jackson Hewitt Tax Service, Inc	37,485
10,714		Regis Corp	154,817
23,711	*	Sally Beauty Holdings, Inc	134,678
4,080	*	Steiner Leisure Ltd	99,593
3,559		Unifirst Corp	99,083
		TOTAL PERSONAL SERVICES	844,247

PETROLEUM AND COAL PRODUCTS - 0.29%
2,671		Alon USA Energy, Inc	36,593
10,996	*	American Oil & Gas, Inc	8,467
5,673	*	CVR Energy, Inc	31,428
3,271		Delek US Holdings, Inc	33,888
54,789	*	Gran Tierra Energy, Inc	137,520
10,154	*	Headwaters, Inc	31,884
2,860		Quaker Chemical Corp	22,708
4,057		WD-40 Co	97,936
7,401		Western Refining, Inc	88,368
		TOTAL PETROLEUM AND COAL PRODUCTS	488,792

PRIMARY METAL INDUSTRIES - 0.88%
11,484		Belden CDT, Inc	143,665
5,047	*	Brush Engineered Materials, Inc	70,002
1,898	*	Coleman Cable, Inc	4,043
4,644		Encore Wire Corp	99,521
3,556	*	Fushi Copperweld, Inc	17,069
2,655	*	General Steel Holdings, Inc	6,983
6,553		Gibraltar Industries, Inc	30,930
2,925	*	Haynes International, Inc	52,124

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
8,575	*	Horsehead Holding Corp	$47,163
7,703		Matthews International Corp (Class A)	221,922
5,961	*	Metalico, Inc	10,134
9,169		Mueller Industries, Inc	198,875
2,253	*	Northwest Pipe Co	64,143
2,312		Olympic Steel, Inc	35,073
5,654	*	RTI International Metals, Inc	66,152
1,463	*	Sutor Technology Group Ltd	2,048
5,794		Texas Industries, Inc	144,849
5,905		Tredegar Corp	96,429
1,659	*	Universal Stainless & Alloy	16,043
16,058		Worthington Industries, Inc	139,865
		TOTAL PRIMARY METAL INDUSTRIES	1,467,033

PRINTING AND PUBLISHING - 0.57%
14,471	*	ACCO Brands Corp	14,182
5,024		AH Belo Corp (Class A)	4,924
11,297		American Greetings Corp (Class A)	57,163
21,905		Belo (A.H.) Corp (Class A)	13,362
6,710		Bowne & Co, Inc	21,539
5,151	*	China Information Security Technology, Inc	16,277
2,665	*	Consolidated Graphics, Inc	33,899
2,595		Courier Corp	39,366
1,927		CSS Industries, Inc	32,759
6,304	*	Dolan Media Co	49,612
6,254		Ennis, Inc	55,410
9,117		Harte-Hanks, Inc	48,776
10,352		Journal Communications, Inc (Class A)	7,764
11,345		Lee Enterprises, Inc	3,177
6,224	*	Martha Stewart Living Omnimedia, Inc (Class A)	15,498
14,267		McClatchy Co (Class A)	6,991
5,719		Media General, Inc (Class A)	10,980
2,581		Multi-Color Corp	31,566
5,243	*	Playboy Enterprises, Inc (Class B)	10,329
6,758	*	Presstek, Inc	13,989
7,864		Primedia, Inc	19,424
3,659		Schawk, Inc (Class A)	22,100
5,907		Scholastic Corp	89,018
3,593		Standard Register Co	16,456
11,895	*	Valassis Communications, Inc	18,675
10,921	*	VistaPrint Ltd	300,218
		TOTAL PRINTING AND PUBLISHING	953,454

RAILROAD TRANSPORTATION - 0.10%
7,623	*	Genesee & Wyoming, Inc (Class A)	161,989
		TOTAL RAILROAD TRANSPORTATION	161,989

REAL ESTATE - 0.16%
1,329		Consolidated-Tomoka Land Co	39,471
2,949		DuPont Fabros Technology, Inc	20,289
8,829	*	Forestar Real Estate Group, Inc	67,542
1,376	*	FX Real Estate and Entertainment, Inc	221

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
7,536		Grubb & Ellis Co	$4,748
7,576	*	LoopNet, Inc	46,062
20,505		Stewart Enterprises, Inc (Class A)	66,436
1,536	*	Stratus Properties, Inc	9,293
5,843		Thomas Properties Group, Inc	6,895
		TOTAL REAL ESTATE	260,957

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.62%
1,328	*	AEP Industries, Inc	20,279
14,310		Cooper Tire & Rubber Co	57,812
3,213	*	Deckers Outdoor Corp	170,418
4,653	*	Metabolix, Inc	31,733
6,635		Schulman (A.), Inc	89,904
8,191	*	Skechers U.S.A., Inc (Class A)	54,634
7,592		Spartech Corp	18,676
8,455		Titan International, Inc	42,529
3,828	*	Trex Co, Inc	29,208
15,372		Tupperware Corp	261,170
8,003		West Pharmaceutical Services, Inc	262,578
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,038,941

SECURITY AND COMMODITY BROKERS - 1.33%
6,215	*	Broadpoint Securities Group, Inc	20,510
4,652		Calamos Asset Management, Inc (Class A)	22,376
4,095		Cohen & Steers, Inc	45,700
504		Diamond Hill Investment Group, Inc	19,817
2,713	*	Duff & Phelps Corp	42,730
2,602		Epoch Holding Corp	17,876
2,412		Evercore Partners, Inc (Class A)	37,265
5,880	*	FBR Capital Markets Corp	19,345
5,579	*	FCStone Group, Inc	12,720
2,454		Fifth Street Finance Corp	18,994
28,615	*	Friedman Billings Ramsey Group, Inc (Class A)	5,723
1,857		GAMCO Investors, Inc (Class A)	60,631
16,546		GFI Group, Inc	53,113
4,287		Greenhill & Co, Inc	316,595
10,058	*	Interactive Brokers Group, Inc (Class A)	162,236
1,035	*	International Assets Holding Corp	10,547
6,469	*	KBW, Inc	131,644
23,366	*	Knight Capital Group, Inc (Class A)	344,415
12,576	*	LaBranche & Co, Inc	47,034
25,378	*	Ladenburg Thalmann Financial Services, Inc	13,450
7,591	*	MarketAxess Holdings, Inc	57,995
10,456		optionsXpress Holdings, Inc	118,885
4,051	*	Penson Worldwide, Inc	26,048
4,655	*	Piper Jaffray Cos	120,052
1,515		Pzena Investment Management, Inc (Class A)	2,894
4,767		Sanders Morris Harris Group, Inc	18,591
6,343	*	Stifel Financial Corp	274,715
6,031		SWS Group, Inc	93,661
27	*	Teton Advisors, Inc	0
5,179	*	Thomas Weisel Partners Group, Inc	18,541

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
2,887		US Global Investors, Inc (Class A)	$14,060
373		Value Line, Inc	10,198
1,308		Westwood Holdings Group, Inc	51,130
		TOTAL SECURITY AND COMMODITY BROKERS	2,209,491

SOCIAL SERVICES - 0.07%
5,536	*	Capital Senior Living Corp	13,508
3,017	*	Providence Service Corp	20,757
6,130	*	Res-Care, Inc	89,253
		TOTAL SOCIAL SERVICES	123,518

SPECIAL TRADE CONTRACTORS - 0.64%
885		Alico, Inc	21,240
8,518	*	AsiaInfo Holdings, Inc	143,528
5,549		Chemed Corp	215,856
9,917		Comfort Systems USA, Inc	102,839
10,230	*	Dycom Industries, Inc	59,232
16,817	*	EMCOR Group, Inc	288,748
9,156	*	Insituform Technologies, Inc (Class A)	143,200
1,897	*	Integrated Electrical Services, Inc	17,301
4,686	*	Layne Christensen Co	75,304
		TOTAL SPECIAL TRADE CONTRACTORS	1,067,248

STONE, CLAY, AND GLASS PRODUCTS - 0.23%
7,187		Apogee Enterprises, Inc	78,913
5,818	*	Cabot Microelectronics Corp	139,807
5,084		CARBO Ceramics, Inc	144,589
2,662		Libbey, Inc	2,449
8,996	*	US Concrete, Inc	17,992
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	383,750

TEXTILE MILL PRODUCTS - 0.08%
7,370		Albany International Corp (Class A)	66,698
13,315		Interface, Inc (Class A)	39,812
3,507		Oxford Industries, Inc	21,638
3,834	*	Xerium Technologies, Inc	2,569
		TOTAL TEXTILE MILL PRODUCTS	130,717

TOBACCO PRODUCTS - 0.18%
6,276		Universal Corp	187,777
8,149		Vector Group Ltd	105,856
		TOTAL TOBACCO PRODUCTS	293,633

TRANSPORTATION BY AIR - 0.82%
2,753	*	Air Methods Corp	46,553
28,979	*	Airtran Holdings, Inc	131,854
8,864	*	Alaska Air Group, Inc	155,740
3,388	*	Allegiant Travel Co	154,018
3,306	*	Atlas Air Worldwide Holdings, Inc	57,359
6,044	*	Bristow Group, Inc	129,523
10,566	*	Hawaiian Holdings, Inc	39,411

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
42,729	*	JetBlue Airways Corp	$155,961
3,330	*	PHI, Inc	33,233
8,665	*	Republic Airways Holdings, Inc	56,149
14,474		Skywest, Inc	180,058
35,686		UAL Corp	159,874
28,224	*	US Airways Group, Inc	71,407
		TOTAL TRANSPORTATION BY AIR	1,371,140

TRANSPORTATION EQUIPMENT - 1.71%
4,908		A.O. Smith Corp	123,583
9,588	*	AAR Corp	120,234
2,526	*	Aerovironment, Inc	52,793
11,399		American Axle & Manufacturing Holdings, Inc	15,047
2,310		American Railcar Industries, Inc	17,625
5,434	*	Amerigon, Inc (Class A)	20,106
18,036		ArvinMeritor, Inc	14,248
5,267	*	ATC Technology Corp	58,990
21,816		Brunswick Corp	75,265
12,524		Clarcor, Inc	315,481
5,827	*	Cogo Group, Inc	38,924
24,312	*	Dana Holding Corp	11,184
2,678	*	Dorman Products, Inc	24,986
2,676		Ducommun, Inc	38,909
11,841		Federal Signal Corp	62,402
17,025	*	Force Protection, Inc	81,720
2,946		Freightcar America, Inc	51,643
2,990	*	Fuel Systems Solutions, Inc	40,305
14,018	*	GenCorp, Inc	29,718
2,258	*	GenTek, Inc	39,492
3,998		Greenbrier Cos, Inc	14,633
6,076		Group 1 Automotive, Inc	84,882
24,748	*	Hayes Lemmerz International, Inc	4,578
5,524		Heico Corp	134,233
6,287		Kaman Corp	78,839
15,913	*	Lear Corp	11,935
2,116	*	LMI Aerospace, Inc	15,320
14,446	*	Orbital Sciences Corp	171,763
8,164		Polaris Industries, Inc	175,036
8,315		Spartan Motors, Inc	33,426
6,004		Superior Industries International, Inc	71,147
11,525	*	Tenneco, Inc	18,786
8,224	*	TransDigm Group, Inc	270,076
4,089		Triumph Group, Inc	156,200
7,541		Wabash National Corp	9,275
12,028		Westinghouse Air Brake Technologies Corp	317,300
7,237		Winnebago Industries, Inc	38,428
3,602	*	Wonder Auto Technology, Inc	12,895
		TOTAL TRANSPORTATION EQUIPMENT	2,851,407

TRANSPORTATION SERVICES - 0.16%
4,951		Ambassadors Group, Inc	40,202
2,120	*	Dynamex, Inc	27,730

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
9,180	*	HUB Group, Inc (Class A)	$156,060
8,981	*	Orbitz Worldwide, Inc	11,585
8,572		Pacer International, Inc	30,002
		TOTAL TRANSPORTATION SERVICES	265,579

TRUCKING AND WAREHOUSING - 0.60%
5,639		Arkansas Best Corp	107,254
5,440	*	Celadon Group, Inc	30,192
7,112		Forward Air Corp	115,428
13,850		Heartland Express, Inc	205,119
3,785	*	Marten Transport Ltd	70,704
6,870	*	Old Dominion Freight Line	161,376
386	*	Patriot Transportation Holding, Inc	24,056
3,336	*	Saia, Inc	39,865
1,427		Universal Truckload Services, Inc	20,463
10,478		Werner Enterprises, Inc	158,427
14,358	*	YRC Worldwide, Inc	64,467
		TOTAL TRUCKING AND WAREHOUSING	997,351

WATER TRANSPORTATION - 0.66%
9,038	*	American Commercial Lines, Inc	28,650
9,894		DHT Maritime, Inc	37,993
11,600		Eagle Bulk Shipping, Inc	49,300
6,090		Genco Shipping & Trading Ltd	75,151
12,315		General Maritime Corp	86,205
8,789		Golar LNG Ltd	30,146
5,588	*	Gulfmark Offshore, Inc	133,330
7,067		Horizon Lines, Inc (Class A)	21,413
5,668	*	Hornbeck Offshore Services, Inc	86,380
1,473		International Shipholding Corp	28,974
4,237		Knightsbridge Tankers Ltd	61,648
9,417		Nordic American Tanker Shipping	275,918
12,819	*	Odyssey Marine Exploration, Inc	43,456
10,450		Ship Finance International Ltd	68,552
2,609	*	TBS International Ltd (Class A)	19,176
3,217		Teekay Tankers Ltd (Class A)	30,594
5,655	*	Ultrapetrol Bahamas Ltd	15,269
		TOTAL WATER TRANSPORTATION	1,092,155

WHOLESALE TRADE-DURABLE GOODS - 1.54%
6,103		Agilysys, Inc	26,243
10,583		Applied Industrial Technologies, Inc	178,535
11,910		Barnes Group, Inc	127,318
11,032	*	Beacon Roofing Supply, Inc	147,718
3,127	*	Cardtronics, Inc	5,535
4,034		Castle (A.M.) & Co	35,983
2,709	*	Chindex International, Inc	13,464
7,403	*	Conceptus, Inc	86,985
5,226	*	DemandTec, Inc	45,728
6,307	*	Digi International, Inc	48,375
4,900	*	Drew Industries, Inc	42,532
4,045	*	Hansen Medical, Inc	16,261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE
4,860		Houston Wire & Cable Co	$37,665
11,463	*	Insight Enterprises, Inc	35,077
8,024	*	Interline Brands, Inc	67,642
14,174		Knight Transportation, Inc	214,878
1,032		Lawson Products, Inc	12,559
4,691	*	MedAssets, Inc	66,847
2,502	*	MWI Veterinary Supply, Inc	71,257
10,176		Owens & Minor, Inc	337,131
10,449		PEP Boys-Manny Moe & Jack	46,080
11,791		Pool Corp	157,999
15,288	*	PSS World Medical, Inc	219,383
13,715	*	Solera Holdings, Inc	339,857
1,812	*	Titan Machinery, Inc	16,290
9,881	*	TomoTherapy, Inc	26,185
9,431	*	Tyler Technologies, Inc	137,976
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,561,503

WHOLESALE TRADE-NONDURABLE GOODS - 1.65%
6,183		Aceto Corp	36,851
13,947	*	Akorn, Inc	11,994
21,970	*	Alliance One International, Inc	84,365
36,209		Allscripts Healthcare Solutions, Inc	372,590
4,499		Andersons, Inc	63,616
5,604	*	BMP Sunstone Corp	18,101
2,753	*	Clearwater Paper Corp	22,107
2,352	*	Core-Mark Holding Co, Inc	42,853
10,361	*	Fresh Del Monte Produce, Inc	170,128
4,283	*	Green Mountain Coffee Roasters, Inc	205,583
10,020	*	Hain Celestial Group, Inc	142,685
2,196		Kenneth Cole Productions, Inc (Class A)	14,032
6,403		K-Swiss, Inc (Class A)	54,682
4,250	*	LSB Industries, Inc	42,033
1,161	*	Maui Land & Pineapple Co, Inc	9,857
12,739		Men's Wearhouse, Inc	192,868
6,692		Myers Industries, Inc	41,089
3,164		Nash Finch Co	88,877
12,246		Nu Skin Enterprises, Inc (Class A)	128,461
2,992	*	Perry Ellis International, Inc	10,352
2,314	*	Schiff Nutrition International, Inc	10,413
4,731	*	School Specialty, Inc	83,218
5,412		Spartan Stores, Inc	83,399
2,498	*	Synutra International, Inc	20,509
8,262	*	Tractor Supply Co	297,927
10,673	*	United Natural Foods, Inc	202,467
5,788	*	United Stationers, Inc	162,527
4,644	*	Volcom, Inc	45,047
5,195		Zep, Inc	53,145
4,852	*	Zhongpin, Inc	43,086
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,754,862

		TOTAL COMMON STOCKS	163,327,455
		(Cost $268,593,460)

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

PRINCIPAL		ISSUER	MATURITY DATE	VALUE
SHORT-TERM INVESTMENTS - 1.76%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.76%
$ 250,000		Federal Home Loan Mortgage Corp (FHLMC)	05/20/09	$249,878
415,000		FHLMC	04/17/09	414,948
865,000		Federal National Mortgage Association (FNMA)	04/02/09	864,994
430,000		FNMA	04/20/09	429,938
240,000		FNMA	04/22/09	239,954
730,000		FNMA	05/21/09	729,681
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		2,929,393
		TOTAL SHORT-TERM INVESTMENTS		2,929,393
		(Cost $2,929,393)

		TOTAL INVESTMENTS - 99.72%		166,256,848
		(Cost $271,522,853)
		OTHER ASSETS AND LIABILITIES, NET - 0.28%		462,361
		NET ASSETS - 100.00%		$166,719,209

	*	Non-income producing
	b	In bankruptcy
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS
INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.09%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.02%
3,612		Bureau Veritas S.A.	$136,769
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	136,769

AMUSEMENT AND RECREATION SERVICES - 0.68%
31,036		Aristocrat Leisure Ltd	73,591
56,895		Ladbrokes plc	149,598
5,184		Lottomatica S.p.A.	85,267
9,600		Nintendo Co Ltd	2,759,205
21,588		OPAP S.A.	568,473
5,100		Oriental Land Co Ltd	323,564
17,500		Sega Sammy Holdings, Inc	152,574
45,978		Sky City Entertainment Group Ltd	73,708
43,463		TABCORP Holdings Ltd	196,443
107,594		Tattersall's Ltd	207,239
		TOTAL AMUSEMENT AND RECREATION SERVICES	4,589,662

APPAREL AND ACCESSORY STORES - 0.49%
42,444		Burberry Group plc	171,588
4,600		Fast Retailing Co Ltd	519,089
49,536		Hennes & Mauritz AB (B Shares)	1,862,256
20,505		Inditex S.A.	799,580
		TOTAL APPAREL AND ACCESSORY STORES	3,352,513

APPAREL AND OTHER TEXTILE PRODUCTS - 0.12%
5,144		Hermes International	598,412
13,000		Onward Kashiyama Co Ltd	84,316
2,100		Shimamura Co Ltd	111,593
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	794,321

AUTO REPAIR, SERVICES AND PARKING - 0.33%
182,427		Standard Chartered plc	2,268,110
		TOTAL AUTO REPAIR, SERVICES AND PARKING	2,268,110

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.07%
229,539		Kingfisher plc	493,043
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	493,043

BUSINESS SERVICES - 2.07%
11,752		Adecco S.A.	367,334
6,606		Atos Origin S.A.	169,654
20,507	*	Autonomy Corp plc	383,989
44,562		Computershare Ltd	272,059
6,317		Dassault Systemes S.A.	245,572

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
28		Dena Co Ltd	$90,802
19,000		Dentsu, Inc	287,155
99,461		Experian Group Ltd	623,293
180,000		Fujitsu Ltd	663,737
12,537		Gestevision Telecinco S.A.	86,948
123,441		Group 4 Securicor plc	343,434
2,220		Hakuhodo DY Holdings, Inc	94,645
130,497		Hays plc	136,220
11,662		Indra Sistemas S.A.	224,975
5,904		JC Decaux S.A.	66,831
16,900		JSR Corp	195,489
9,500		Konami Corp	141,850
138,713		LogicaCMG plc	126,883
5,530		Mitsubishi UFJ Lease & Finance Co Ltd	115,086
187,000		NEC Corp	498,742
10,600		Nomura Research Institute Ltd	163,843
123		NTT Data Corp	332,026
660		Obic Co Ltd	82,012
3,600		Oracle Corp Japan	135,293
1,500		Otsuka Corp	55,463
12,316		Publicis Groupe S.A.	316,134
630		Rakuten, Inc	300,409
9,568		Randstad Holdings NV	162,460
127,473		Sage Group plc	309,475
84,520		SAP AG.	2,995,985
20,400		Secom Co Ltd	748,113
30,554		Securitas AB (B Shares)	223,038
449		SGS S.A.	471,365
2,188		Societe Des Autoroutes Paris-Rhin-Rhone	139,506
73,400		Softbank Corp	931,357
6,000		Square Enix Co Ltd	112,684
10,000		Trend Micro, Inc	279,840
12,063		United Internet AG.	100,809
2,340		USS Co Ltd	101,652
108,168		WPP plc	609,567
1,432		Yahoo! Japan Corp	374,257
		TOTAL BUSINESS SERVICES	14,079,986

CHEMICALS AND ALLIED PRODUCTS - 10.88%
9,464	*	Actelion Ltd	431,920
24,000		Air Liquide	1,952,883
116,000		Asahi Kasei Corp	416,023
46,400		Astellas Pharma, Inc	1,415,649
140,566		AstraZeneca plc	4,943,449
91,639		BASF AG.	2,774,718
8,523		Beiersdorf AG.	382,626
5,312		Christian Dior S.A.	291,299
21,758		Chugai Pharmaceutical Co Ltd	364,886
57,960		CSL Ltd	1,309,427
26,000		Daicel Chemical Industries Ltd	92,721
67,700		Daiichi Sankyo Co Ltd	1,127,136
57,000		Dainippon Ink and Chemicals, Inc	82,922

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
15,000		Dainippon Sumitomo Pharma Co Ltd	$123,958
12,807		DSM NV	337,160
24,500		Eisai Co Ltd	712,835
44,634	*	Elan Corp plc	313,108
800	*	Elan Corp plc (ADR)	5,312
457		Eramet	100,532
544		Givaudan S.A.	281,964
506,523		GlaxoSmithKline plc	7,903,781
12,745		Grifols S.A.	183,723
17,323		Henkel KGaA	471,354
12,659		Henkel KGaA	319,556
6,300		Hisamitsu Pharmaceutical Co, Inc	193,484
166,508		Incitec Pivot Ltd	245,456
2,391		Ipsen	92,092
19,000		Kansai Paint Co Ltd	104,996
51,000		Kao Corp	988,726
49,000		Kingboard Chemical Holdings Ltd	100,521
32,500		Kuraray Co Ltd	274,158
25,000		Kyowa Hakko Kogyo Co Ltd	208,870
13,007		Linde AG.	884,447
4,577		Lonza Group AG.	452,352
23,678		L'Oreal S.A.	1,629,555
13,800		Mediceo Paltac Holdings Co Ltd	146,525
6,272		Merck KGaA	554,643
124,500		Mitsubishi Chemical Holdings Corp	422,609
37,000		Mitsubishi Gas Chemical Co, Inc	156,993
14,000		Nissan Chemical Industries Ltd	116,119
230,346		Novartis AG.	8,717,654
43,356		Novo Nordisk AS (Class B)	2,076,411
4,455		Novozymes AS (B Shares)	321,827
12,713		Nufarm Ltd	99,892
9,400		Ono Pharmaceutical Co Ltd	409,294
8,633		Orion Oyj (Class B)	125,021
58,444		Reckitt Benckiser Group plc	2,196,251
68,018		Roche Holding AG.	9,333,578
101,777		Sanofi-Aventis	5,730,663
7,000		Santen Pharmaceutical Co Ltd	193,767
39,800		Shin-Etsu Chemical Co Ltd	1,917,927
29,000		Shionogi & Co Ltd	493,368
54,333		Shire Ltd	672,792
32,000		Shiseido Co Ltd	463,909
112,000		Showa Denko KK	136,910
5,768		Solvay S.A.	404,242
152,000		Sumitomo Chemical Co Ltd	511,350
9,565		Syngenta AG.	1,927,621
13,000		Taisho Pharmaceutical Co Ltd	240,077
27,000		Taiyo Nippon Sanso Corp	174,845
78,900		Takeda Pharmaceutical Co Ltd	2,710,108
22,000		Tanabe Seiyaku Co Ltd	215,810
21,000		Tokuyama Corp	132,596
128,000		Toray Industries, Inc	510,784
49,000		Tosoh Corp	92,075

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
5,700	Tsumura & Co	$146,840
95,000	UBE Industries Ltd	170,834
9,745	UCB S.A.	287,299
1,485	Wacker Chemie AG.	123,370
18,335	Yara International ASA	401,748
	TOTAL CHEMICALS AND ALLIED PRODUCTS	73,849,351

COMMUNICATIONS - 7.12%
16,417	Belgacom S.A.	514,754
110,572	British Sky Broadcasting plc	687,766
750,589	BT Group plc	842,200
244,082	Cable & Wireless plc	488,558
41,214	Carphone Warehouse Group plc	74,216
274,559	Deutsche Telekom AG.	3,410,684
13,809	Elisa Oyj (Series A)	201,630
8,598	Eutelsat Communications	182,773
177,224	France Telecom S.A.	4,038,136
46	Fuji Television Network, Inc	51,212
26,228	Hellenic Telecommunications Organization S.A.	391,675
2,400	Hikari Tsushin, Inc	44,734
170,000	Hutchison Telecommunications International Ltd	53,080
1,545	Iliad Sa	144,099
312,354	ITV plc	85,154
236	Jupiter Telecommunications Co	156,880
282	KDDI Corp	1,316,199
5,909	M6-Metropole Television	96,485
73,276	Mediaset S.p.A.	326,868
3,027	Mobistar S.A.	191,231
4,471	Modern Times Group AB (B Shares)	76,290
50,300	Nippon Telegraph & Telephone Corp	1,895,429
1,521	NTT DoCoMo, Inc	2,054,429
59,556	Portugal Telecom SGPS S.A.	461,305
16,617	PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS S.A.	88,530
174,659	Royal KPN NV	2,334,443
27,421	SES Global S.A.	523,886
772,403	Singapore Telecommunications Ltd	1,284,841
11,106	Societe Television Francaise 1	87,072
2,334	Swisscom AG.	655,624
29,762	Tele2 AB (B Shares)	251,656
178,195	Telecom Corp of New Zealand Ltd	231,785
585,327	Telecom Italia RSP	596,081
972,999	Telecom Italia S.p.A.	1,255,237
408,765	Telefonica S.A.	8,157,139
33,535	Telekom Austria AG.	507,922
81,654	Telenor ASA	467,795
24,000	Television Broadcasts Ltd	76,639
217,780	TeliaSonera AB	1,049,236
422,384	Telstra Corp Ltd	942,792
3,300	Tokyo Broadcasting System, Inc	43,140
113,305	Vivendi Universal S.A.	2,999,450

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
5,109,137		Vodafone Group plc	$8,998,612
		TOTAL COMMUNICATIONS	48,337,667

DEPOSITORY INSTITUTIONS - 11.65%
35,000		77 Bank Ltd	172,198
36,991		Alpha Bank S.A.	244,748
67,097	m	Anglo Irish Bank Corp plc	19,344
64,000		Aozora Bank Ltd	69,829
199,790		Australia & New Zealand Banking Group Ltd	2,188,052
71,200		Banca Carige S.p.A.	233,653
746,157		Banca Intesa S.p.A.	2,054,561
86,661		Banca Intesa S.p.A. RSP	163,150
240,672		Banca Monte dei Paschi di Siena S.p.A.	333,187
38,553		Banca Popolare di Milano	192,081
58,936		Banche Popolari Unite Scpa	649,518
343,545		Banco Bilbao Vizcaya Argentaria S.A.	2,788,811
229,150	*	Banco Comercial Portugues S.A.	188,149
87,742		Banco de Sabadell S.A.	440,650
18,631		Banco de Valencia S.A.	154,707
22,079		Banco Espirito Santo S.A.	85,949
62,360		Banco Popolare Scarl	286,666
77,187		Banco Popular Espanol S.A.	489,167
788,711		Banco Santander Central Hispano S.A.	5,438,504
152,266		Bank of East Asia Ltd	293,900
30,000		Bank of Kyoto Ltd	252,159
120,000		Bank of Yokohama Ltd	506,743
26,456		Bankinter S.A.	280,141
789,796		Barclays plc	1,677,193
29,848		Bendigo Bank Ltd	169,982
79,485		BNP Paribas	3,286,389
360,000		BOC Hong Kong Holdings Ltd	368,333
74,000		Chiba Bank Ltd	362,580
16,000		Chugoku Bank Ltd	203,344
66,903		Commerzbank AG.	357,327
142,522	m	Commonwealth Bank of Australia	3,441,835
86,372		Credit Agricole S.A.	953,834
44,165		Danske Bank AS	371,826
165,500		DBS Group Holdings Ltd	919,475
52,560		Deutsche Bank AG.	2,115,886
8,296		Deutsche Postbank AG.	131,714
51,804		Dexia	178,950
71,663		DNB NOR Holding ASA	322,581
30,958		EFG Eurobank Ergasias S.A.	178,508
4,931		EFG International	36,778
18,549		Erste Bank der Oesterreichischen Sparkassen AG.	314,214
214,878		Fortis	394,828
76,000		Fukuoka Financial Group, Inc	229,570
39,000		Gunma Bank Ltd	208,820
42,000		Hachijuni Bank Ltd	242,279
74,200		Hang Seng Bank Ltd	747,208
49,000		Hiroshima Bank Ltd	185,634
115,000		Hokuhoku Financial Group, Inc	207,961
1,633,723		HSBC Holdings plc	9,259,381

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
191,467		ING Groep NV	$1,055,690
38,191		Investec plc	160,011
24,000		Iyo Bank Ltd	241,249
68,000		Joyo Bank Ltd	311,886
20,495		Julius Baer Holding AG.	504,138
4,970	*	Jyske Bank	113,471
952,138		Lloyds TSB Group plc	965,886
47,848		Mediobanca S.p.A.	406,218
1,064,180		Mitsubishi UFJ Financial Group, Inc	5,117,438
96,000		Mitsui Trust Holdings, Inc	290,953
940,500		Mizuho Financial Group, Inc	1,786,271
148,000		Mizuho Trust & Banking Co Ltd	136,061
182,117		National Australia Bank Ltd	2,545,364
48,197		National Bank of Greece S.A.	730,634
99,838		Natixis	169,653
70,000		Nishi-Nippon City Bank Ltd	149,922
201,730		Nordea Bank AB	1,006,269
10,981		OKO Bank (Class A)	64,777
242,520		Oversea-Chinese Banking Corp	771,752
30,613		Piraeus Bank S.A.	203,362
5,138		Raiffeisen International Bank Holding AG.	144,787
48,100		Resona Holdings, Inc	636,571
1,725,415		Royal Bank of Scotland Group plc	606,549
29,000		Sapporo Hokuyo Holdings, Inc	80,861
42		SEVEN BANK Ltd	111,338
151,000		Shinsei Bank Ltd	151,023
59,000		Shizuoka Bank Ltd	526,908
143,391		Skandinaviska Enskilda Banken AB (Class A)	451,837
45,793		Societe Generale	1,794,797
65,000		Sumitomo Mitsui Financial Group, Inc	2,239,228
138,000		Sumitomo Trust & Banking Co Ltd	520,018
123,370		Suncorp-Metway Ltd	514,712
22,000		Suruga Bank Ltd	180,027
44,601		Svenska Handelsbanken (A Shares)	632,165
35,522		Swedbank AB (A Shares)	118,847
284,030	*	UBS A.G.	2,669,877
1,175,504		UniCredito Italiano S.p.A	1,939,724
118,000		United Overseas Bank Ltd	754,108
270,697		Westpac Banking Corp	3,593,293
17,000		Wing Hang Bank Ltd	81,484
21,000		Yamaguchi Financial Group, Inc	196,666
		TOTAL DEPOSITORY INSTITUTIONS	79,068,122

EATING AND DRINKING PLACES - 0.22%
9,695		Autogrill S.p.A.	55,903
179,050		Compass Group plc	819,542
9,170		Sodexho Alliance S.A.	418,190
17,037		Whitbread plc	192,631
		TOTAL EATING AND DRINKING PLACES	1,486,266

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
EDUCATIONAL SERVICES - 0.04%
7,000		Benesse Corp	$255,998
		TOTAL EDUCATIONAL SERVICES	255,998

ELECTRIC, GAS, AND SANITARY SERVICES - 6.61%
118,299		A2A S.p.A.	179,648
9,108		ACEA S.p.A.	108,908
43,133		AGL Energy Ltd	448,688
1,536		Bkw Fmb Energie AG	110,649
492,063		Centrica plc	1,607,998
64,200		Chubu Electric Power Co, Inc	1,407,425
27,000		Chugoku Electric Power Co, Inc	583,725
198,500		CLP Holdings Ltd	1,363,782
28,025		Contact Energy Ltd	91,453
33,107		Drax Group plc	245,356
184,063		E.ON AG.	5,113,460
20,723	*	EDP Renovaveis S.A.	169,298
13,000		Electric Power Development Co	383,492
19,443		Electricite de France	762,947
18,292		Enagas	259,310
419,478		Enel S.p.A.	2,013,313
177,524		Energias de Portugal S.A.	616,298
43,040		Fortum Oyj	820,575
11,639		Gas Natural SDG S.A.	159,120
11,639	*	Gas Natural SDG S.A. New Shares	159,120
106,115		Gaz de France	3,644,447
18,800		Hokkaido Electric Power Co, Inc	376,057
17,100		Hokuriku Electric Power Co	409,426
388,110		Hong Kong & China Gas Ltd	611,914
134,500		Hong Kong Electric Holdings Ltd	798,261
93,689	*	Iberdrola Renovables	388,363
337,836		Iberdrola S.A.	2,369,922
146,633		International Power plc	442,884
74,000		Kansai Electric Power Co, Inc	1,599,838
36,800		Kyushu Electric Power Co, Inc	821,619
237,223		National Grid plc	1,822,732
7,512		Oest Elektrizitatswirts AG. (Class A)	285,341
188,000		Osaka Gas Co Ltd	584,978
9,882		Public Power Corp	178,557
10,922		Red Electrica de Espana	426,622
43,089		RWE AG.	3,023,270
3,806		RWE AG.	236,955
84,748		Scottish & Southern Energy plc	1,348,551
22,929		Severn Trent plc	325,707
17,700		Shikoku Electric Power Co, Inc	471,177
76,130		Snam Rete Gas S.p.A.	408,631
98,489		SP AusNet	62,321
26,191	*	Suez Environnement S.A.	385,381
116,879		Terna Rete Elettrica Nazionale S.p.A.	364,144
46,000		Toho Gas Co Ltd	210,052
41,500		Tohoku Electric Power Co, Inc	907,688
117,900		Tokyo Electric Power Co, Inc	2,930,080
224,000		Tokyo Gas Co Ltd	780,724
34,253		Union Fenosa S.A.	819,154

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
66,206		United Utilities Group plc	$459,304
36,485		Veolia Environnement	762,011
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	44,860,676

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.07%
212,966		ABB Ltd	2,972,881
225,349	*	Alcatel S.A.	424,547
16,000		Alps Electric Co Ltd	54,473
10,200	*	Elpida Memory, Inc	70,071
287,219		Ericsson (LM) (B Shares)	2,358,722
204,000	*	Foxconn International Holdings Ltd	86,331
52,000		Fuji Electric Holdings Co Ltd	60,939
19,225		Gamesa Corp Tecnologica S.A.	246,739
3,100		Hirose Electric Co Ltd	296,267
10,000		Hitachi Chemical Co Ltd	119,008
6,600		Hitachi High-Technologies Corp	92,214
327,000		Hitachi Ltd	878,739
40,100		Hoya Corp	781,866
13,100		Ibiden Co Ltd	312,992
97,957		Koninklijke Philips Electronics NV	1,442,014
15,800		Kyocera Corp	1,034,339
8,454		Legrand S.A.	146,971
2,900		Mabuchi Motor Co Ltd	116,897
178,200		Matsushita Electric Industrial Co Ltd	1,924,492
37,000		Matsushita Electric Works Ltd	267,637
6,850		Millicom International Cellular S.A.	257,519
34,000		Minebea Co Ltd	122,968
187,000		Mitsubishi Electric Corp	833,126
7,900		Mitsumi Electric Co Ltd	112,532
20,800		Murata Manufacturing Co Ltd	794,302
2,900	*	NEC Electronics Corp	17,520
17,000		NGK Spark Plug Co Ltd	143,062
10,500		Nidec Corp	466,737
15,800		Nitto Denko Corp	320,038
368,035		Nokia Oyj	4,342,066
19,800		Omron Corp	231,435
5,687	*	Q-Cells AG.	110,918
14,058	*	Renewable Energy Corp AS	121,958
65,000		Ricoh Co Ltd	763,702
9,800		Rohm Co Ltd	484,134
159,000	*	Sanyo Electric Co Ltd	234,520
97,000		Sharp Corp	760,438
6,300		Shinko Electric Industries	59,700
37,711		Smiths Group plc	361,993
97,300		Sony Corp	1,963,988
14,700		Stanley Electric Co Ltd	162,467
66,194		STMicroelectronics NV	333,137
12,600		Sumco Corp	183,555
12,000		TDK Corp	442,491
5,000		Toyota Boshoku Corp	51,068
11,300		Ushio, Inc	157,996

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
23,000		Yaskawa Electric Corp	$98,752
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	27,620,261

ENGINEERING AND MANAGEMENT SERVICES - 0.32%
6,000		Aeon Mall Co Ltd	76,072
13,366		Cap Gemini S.A.	430,100
59,833		Capita Group plc	582,502
5,766		Fugro NV	183,474
21,000		JGC Corp	236,763
94,460		SembCorp Industries Ltd	145,949
47,360		Serco Group plc	248,544
4,560		Strabag SE	89,604
14,337		WorleyParsons Ltd	179,446
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	2,172,454

FABRICATED METAL PRODUCTS - 0.27%
79,831		Amcor Ltd	247,022
3,832	*	Geberit AG.	344,385
16,000		Hitachi Metals Ltd	111,370
25,900		JS Group Corp	289,391
62,676		Rexam plc	242,813
3,680		Salzgitter AG.	205,740
16,687		Ssab Svenskt Stal AB (Series A)	142,114
6,781		Ssab Svenskt Stal AB (Series B)	53,831
15,800		Toyo Seikan Kaisha Ltd	228,895
		TOTAL FABRICATED METAL PRODUCTS	1,865,561

FOOD AND KINDRED PRODUCTS - 4.78%
65,000		Ajinomoto Co, Inc	456,382
25,760	*	Anheuser-Busch InBev NV	103
7,478	*	Aryzta AG.	178,689
37,300		Asahi Breweries Ltd	443,146
35,881		Associated British Foods plc	329,754
131,645		Cadbury plc	995,455
239		Carlsberg AS (Class A)	10,402
6,775		Carlsberg AS (Class B)	277,944
15,575		Coca Cola Hellenic Bottling Co S.A.	223,484
52,747		Coca-Cola Amatil Ltd	317,995
5,300		Coca-Cola West Japan Co Ltd	84,385
126,048		CSR Ltd	105,177
243,813		Diageo plc	2,751,453
501,280		Golden Agri-Resources Ltd	90,635
42,312		Groupe Danone	2,060,868
23,574		Heineken NV	670,257
69,473		InBev NV	1,914,801
6,100		Ito En Ltd	74,259
29,000		Kaneka Corp	141,799
13,409		Kerry Group plc (Class A)	271,682
76,000		Kirin Brewery Co Ltd	800,040
84		Lindt & Spruengli AG.	112,462
11		Lindt & Spruengli AG. REG	178,775
27,809		Lion Nathan Ltd	156,243
25,000	m	Meiji Dairies Corp	102,898

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
370,779	Nestle S.A.	$12,534,108
18,000	Nippon Meat Packers, Inc	186,392
17,500	Nisshin Seifun Group, Inc	186,165
8,100	Nissin Food Products Co Ltd	237,309
112,700	Olam International Ltd	108,184
159,906	Parmalat S.p.A.	329,512
15,950	Pernod-Ricard S.A.	889,499
87,646	SABMiller plc	1,304,119
24,000	Sapporo Holdings Ltd	90,438
6,295	Suedzucker AG.	121,355
80,000	Swire Pacific Ltd (Class A)	533,636
44,806	Tate & Lyle plc	167,475
9,000	Toyo Suisan Kaisha Ltd	184,119
124,324	Unilever plc	2,351,131
79,000	Wilmar International Ltd	164,654
9,300	Yakult Honsha Co Ltd	164,795
12,000	Yamazaki Baking Co Ltd	128,019
	TOTAL FOOD AND KINDRED PRODUCTS	32,429,998

FOOD STORES - 2.09%
61,465	Carrefour S.A.	2,400,874
1,623	Colruyt S.A.	372,353
9,729	Delhaize Group	630,916
5,700	FamilyMart Co Ltd	172,753
128,842	Goodman Fielder Ltd	93,622
101,952	J Sainsbury plc	457,875
20,393	Jeronimo Martins SGPS S.A.	100,465
6,266	Kesko Oyj (B Shares)	130,120
115,536	Koninklijke Ahold NV	1,266,384
6,800	Lawson, Inc	280,285
79,000	Seven & I Holdings Co Ltd	1,723,898
761,002	Tesco plc	3,640,473
233,014	WM Morrison Supermarkets plc	854,239
117,929	Woolworths Ltd	2,050,868
	TOTAL FOOD STORES	14,175,125

FURNITURE AND HOME FURNISHINGS STORES - 0.09%
50,996	Harvey Norman Holdings Ltd	91,132
3,750	Nitori Co Ltd	209,123
8,400	Yamada Denki Co Ltd	327,565
	TOTAL FURNITURE AND HOME FURNISHINGS STORES	627,820

GENERAL BUILDING CONTRACTORS - 0.92%
18,679	ACS Actividades Cons y Servicios S.A.	775,281
32,295	AMEC plc	247,216
46,610	Balfour Beatty plc	219,361
8,063	Berkeley Group Holdings plc	102,734
43,000	Cheung Kong Infrastructure Holdings Ltd	171,987
7,800	Daito Trust Construction Co Ltd	260,039
50,000	Daiwa House Industry Co Ltd	400,061
3,490	Eiffage S.A.	162,428
49,429	Fletcher Building Ltd	169,196

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
119,500	Haseko Corp	$55,534
3,771	Hochtief AG.	142,839
79,000	Kajima Corp	193,140
34,162	Lend Lease Corp Ltd	154,167
12,200	Leopalace21 Corp	71,732
58,000	Obayashi Corp	280,083
11,298	Sacyr Vallehermoso S.A.	87,061
41,000	Sekisui Chemical Co Ltd	202,960
42,000	Sekisui House Ltd	315,684
56,000	Shimizu Corp	231,389
35,951	Skanska AB (B Shares)	310,548
90,000	Taisei Corp	170,935
40,527	Vinci S.A.	1,505,213
	TOTAL GENERAL BUILDING CONTRACTORS	6,229,588

GENERAL MERCHANDISE STORES - 0.75%
62,200	Aeon Co Ltd	404,675
31,080	Isetan Mitsukoshi Holdings Ltd	237,688
48,400	J Front Retailing Co Ltd	166,247
56,000	Keio Corp	316,816
158,000	Kintetsu Corp	654,444
66,500	Lifestyle International Holdings Ltd	53,196
153,228	Marks & Spencer Group plc	650,783
24,200	Marui Co Ltd	127,864
19,202	Next plc	364,788
61,000	Odakyu Electric Railway Co Ltd	470,819
7,389	PPR	473,966
29,000	Takashimaya Co Ltd	165,530
79,000	Tobu Railway Co Ltd	398,252
111,000	Tokyu Corp	462,009
18,000	UNY Co Ltd	139,658
	TOTAL GENERAL MERCHANDISE STORES	5,086,735

HEALTH SERVICES - 0.19%
1,309	BioMerieux	102,331
95,000	Fraser and Neave Ltd	158,026
18,515	Fresenius Medical Care AG.	719,768
80,550	Parkway Holdings Ltd	61,434
35,086	Sonic Healthcare Ltd	270,075
	TOTAL HEALTH SERVICES	1,311,634

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.42%
26,987	Abertis Infraestructuras S.A.	422,013
3,206	Acciona S.A.	329,898
4,810	Boskalis Westminster	96,689
23,065	Bouygues S.A.	824,940
5,062	Fomento de Construcciones y Contratas S.A.	155,020
7,090	Grupo Ferrovial S.A.	151,282
25,611	Saipem S.p.A.	455,959
118,743	Transurban Group	385,592
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	2,821,393

TIAA-CREF FUNDS - International Equity Index Fund

SHARES	COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 5.00%
36,264	3i Group plc	$141,011
137,960	Ascendas Real Estate Investment Trust	110,662
172,842	CFS Gandel Retail Trust	195,903
347,332	DB RREEF Trust	181,138
2,369	Eurazeo	63,516
425,676	GPT Group	128,757
7,837	Groupe Bruxelles Lambert S.A.	532,691
10,670	Heineken Holding NV	259,282
756,403	iShares MSCI EAFE Index Fund	28,433,190
3,300	Jafco Co Ltd	58,175
54	Japan Prime Realty Investment Corp	99,179
41	Japan Real Estate Investment Corp	313,138
33	Japan Retail Fund Investment Corp	125,352
233,900	Macquarie Infrastructure Group	239,084
410,637	Macquarie Office Trust	48,541
56,474	Marfin Investment Group S.A	204,085
3,846	Nationale A Portefeuille	178,536
50	Nippon Building Fund, Inc	427,337
27	Nomura Real Estate Office Fund, Inc	149,204
76,000	NWS Holdings Ltd	102,371
1,626	SBI Holdings, Inc	167,388
2,782	Wendel	73,554
203,124	Westfield Group	1,412,423
129,875	Wharf Holdings Ltd	322,400
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES	33,966,917

HOTELS AND OTHER LODGING PLACES - 0.23%
18,511	Accor S.A.	644,725
44,396	Crown Ltd	196,029
25,148	Intercontinental Hotels Group plc	191,604
118,947	Shangri-La Asia Ltd	135,052
45,193	Thomas Cook Group plc	155,628
54,749	TUI Travel plc	179,698
50,000	United Overseas Land Ltd	61,475
	TOTAL HOTELS AND OTHER LODGING PLACES	1,564,211

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.96%
34,908	Alfa Laval AB	264,377
20,484	Alstom RGPT	1,060,978
36,000	Amada Co Ltd	188,392
15,600	ASM Pacific Technology	54,646
41,577	ASML Holding NV	737,443
65,300	Atlas Copco AB (A Shares)	490,580
38,110	Atlas Copco AB (B Shares)	259,649
134,275	Brambles Ltd	448,167
23,200	Brother Industries Ltd	169,456
103,400	Canon, Inc	2,945,780
22,300	Casio Computer Co Ltd	156,124
30,700	Citizen Watch Co Ltd	124,059
25,600	Daikin Industries Ltd	693,115
23,995	Electrolux AB (Series B)	188,296

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
18,600		Fanuc Ltd	$1,245,825
47,400		FUJIFILM Holdings Corp	1,017,578
13,841		GEA Group AG.	147,665
10,200		Hitachi Construction Machinery Co Ltd	130,765
25,480		Husqvarna AB (B Shares)	103,229
30,363		IMI PLC	118,174
124,000		Ishikawajima-Harima Heavy Industries Co Ltd	140,304
2,900		Itochu Techno-Science Corp	59,620
34,000		Japan Steel Works Ltd	317,725
87,200		Komatsu Ltd	942,607
14,772		Kone Oyj (Class B)	306,167
46,500		Konica Minolta Holdings, Inc	393,666
106,000		Kubota Corp	572,915
10,800		Kurita Water Industries Ltd	206,540
16,265	*	Logitech International S.A.	168,466
11,500		Makita Corp	255,594
311,000		Mitsubishi Heavy Industries Ltd	936,283
38,000		NTN Corp	106,339
97,029		Sandvik AB	556,010
4,938		Schindler Holding AG.	233,170
12,100		Seiko Epson Corp	162,825
37,682		SKF AB (B Shares)	326,647
5,600		SMC Corp	534,626
7,954		Solarworld AG.	162,954
2,597		Sulzer AG.	133,922
54,000		Sumitomo Heavy Industries Ltd	177,300
16,700		Tokyo Electron Ltd	614,113
298,000		Toshiba Corp	764,682
20,500		Toyota Tsusho Corp	195,919
17,852	*	Vestas Wind Systems AS	783,325
7,919		Wartsila Oyj (B Shares)	167,182
21,700		Yokogawa Electric Corp	86,375
13,224		Zardoya Otis S.A.	241,931
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	20,091,505

INSTRUMENTS AND RELATED PRODUCTS - 1.19%
14,500		Advantest Corp	214,017
5,268		Cochlear Ltd	183,521
2,397		Coloplast AS (Class B)	147,505
19,551		Compagnie Generale d'Optique Essilor International S.A.	755,886
42,255		Finmeccanica S.p.A.	526,032
2,682		Fresenius SE	101,732
7,834		Fresenius SE	359,710
19,271		Getinge AB (B Shares)	186,980
75,645	*	Invensys plc	180,501
4,070		Keyence Corp	760,670
13,086		Luxottica Group S.p.A.	203,243
33,000		Nikon Corp	368,723
34,000		Nippon Electric Glass Co Ltd	235,632
11,035		Nobel Biocare Holding AG.	188,263
22,000		Olympus Corp	351,164
4,396		Phonak Holding AG.	265,699

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
17,989	*	Qiagen NV	$287,758
17,692		Safran S.A.	164,774
25,000		Shimadzu Corp	158,862
85,848		Smith & Nephew plc	532,133
693		Straumann Holding AG.	107,393
2,974		Swatch Group AG.	359,242
4,720	*	Swatch Group AG. Reg	115,481
5,681		Synthes, Inc	632,830
16,300		Terumo Corp	597,757
2,158	*	William Demant Holding	86,800
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	8,072,308

INSURANCE AGENTS, BROKERS AND SERVICE - 0.45%
66,300		Millea Holdings, Inc	1,604,168
99,517		QBE Insurance Group Ltd	1,333,467
59,002		Unipol Gruppo Finanziario S.p.A.	52,286
80,615		Unipol S.p.A.	47,769
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	3,037,690

INSURANCE CARRIERS - 3.49%
18,062		Admiral Group plc	221,195
133,925		Aegon NV	520,275
43,000		Aioi Insurance Co Ltd	165,076
39,805		Alleanza Assicurazioni S.p.A	224,497
43,803		Allianz AG.	3,681,522
181,011		AMP Ltd	591,570
102,457		Assicurazioni Generali S.p.A.	1,756,004
257,704		Aviva plc	799,620
79,682		AXA Asia Pacific Holdings Ltd	188,383
149,971		AXA S.A.	1,803,226
4,789		Baloise Holding AG.	306,491
3,594		CNP Assurances	226,812
82,849		Corp Mapfre S.A.	181,621
6,604		Fondiaria-Sai S.p.A	77,212
226,705		Friends Provident plc	225,424
5,710		Hannover Rueckversicherung AG.	182,071
180,759		Insurance Australia Group Ltd	439,918
15,580		KBC Groep NV	252,328
24,461		Mediolanum S.p.A.	84,497
36,700		Mitsui Sumitomo Insurance Group Holdings, Inc	843,486
19,994		Muenchener Rueckver AG.	2,438,579
63,000		Nipponkoa Insurance Co Ltd	360,236
17,000		Nissay Dowa General Insurance Co Ltd	64,575
470,702		Old Mutual plc	350,526
241,574		Prudential plc	1,168,118
321,572		Royal & Sun Alliance Insurance Group plc	600,291
41,552		Sampo Oyj (A Shares)	613,891
16,806		SCOR	345,979
11,580		SNS Reaal	40,832
81,000		Sompo Japan Insurance, Inc	413,244
82		Sony Financial Holdings, Inc	217,871
211,472		Standard Life plc	503,998

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
3,297		Swiss Life Holding	$227,514
32,542		Swiss Reinsurance Co	532,885
19,050		T&D Holdings, Inc	453,228
1,516	*	Topdanmark AS	149,265
2,666		TrygVesta A.S.	134,813
3,689		Wiener Staedtische Allgemeine Versicherung AG.	106,013
13,767		Zurich Financial Services AG.	2,178,193
		TOTAL INSURANCE CARRIERS	23,671,279

LEATHER AND LEATHER PRODUCTS - 0.33%
19,128		Adidas-Salomon AG.	636,861
23,750		LVMH Moet Hennessy Louis Vuitton S.A.	1,492,201
63,500		Yue Yuen Industrial Holdings	144,687
		TOTAL LEATHER AND LEATHER PRODUCTS	2,273,749

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.11%
28,318		Brisa-Auto Estradas de Portugal S.A.	195,641
177,000		ComfortDelgro Corp Ltd	158,270
41,000		Keihin Electric Express Railway Co Ltd	294,913
26,000		Keisei Electric Railway Co Ltd	129,494
		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	778,318

METAL MINING - 3.21%
138,767		Alumina Ltd	123,509
127,866		Anglo American plc	2,175,937
38,513		Antofagasta plc	278,789
324,953		BHP Billiton Ltd	7,210,258
213,745		BHP Billiton plc	4,247,684
30,527		Eurasian Natural Resources Corp	197,655
20,557		Kazakhmys plc	109,431
13,306		Lonmin PLC	271,681
43,983		Newcrest Mining Ltd	1,001,000
33,461		Orica Ltd	344,120
238,858		Oxiana Ltd	92,180
27,637		Rio Tinto Ltd	1,087,127
96,695		Rio Tinto plc	3,260,456
1,600		Sumitomo Titanium Corp	41,218
13,664		Vedanta Resources plc	132,437
184,173		Xstrata plc	1,233,436
		TOTAL METAL MINING	21,806,918

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.23%
12,948		Bulgari S.p.A.	56,941
50,668		Compagnie Financiere Richemont S.A.	791,424
18,600		Namco Bandai Holdings, Inc	184,713
5,100		Sankyo Co Ltd	220,003
2,555		Societe BIC S.A.	125,582
15,900		Yamaha Corp	153,723
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,532,386

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS RETAIL - 0.37%
85,632		Home Retail Group	$276,148
206,000		Hutchison Whampoa Ltd	1,009,987
11,036		Metro AG.	364,361
82,504		Origin Energy Ltd	849,063
		TOTAL MISCELLANEOUS RETAIL	2,499,559

MOTION PICTURES - 0.02%
10,700		Toho Co Ltd	148,634
		TOTAL MOTION PICTURES	148,634

NONDEPOSITORY INSTITUTIONS - 0.95%
4,680		Acom Co Ltd	131,438
7,000		Aeon Credit Service Co Ltd	63,222
16,000		Credit Saison Co Ltd	154,367
89,358		Criteria Caixacorp S.A.	288,492
44,265		Investor AB (B Shares)	561,431
8,970		ORIX Corp	287,265
5,750		Promise Co Ltd	89,574
84,101		Siemens AG.	4,805,791
9,750		Takefuji Corp	45,408
		TOTAL NONDEPOSITORY INSTITUTIONS	6,426,988

NONMETALLIC MINERALS, EXCEPT FUELS - 0.11%
2,709		Imerys S.A.	99,175
14,344		K+S AG.	665,677
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	764,852

OIL AND GAS EXTRACTION - 1.48%
14,425		Aker Kvaerner ASA	93,481
324,094		BG Group plc	4,906,026
12,718	*	Cairn Energy plc	396,903
14,300	*	Compagnie Generale de Geophysique S.A.	166,203
2,100		Idemitsu Kosan Co Ltd	156,569
80		Inpex Holdings, Inc	552,003
2,700		Japan Petroleum Exploration Co	108,289
19,479	*	Lundin Petroleum AB	105,934
54,795		Santos Ltd	642,014
13,953		SBM Offshore NV	185,936
27,353		SeaDrill Ltd	266,195
9,938		Technip S.A.	351,349
76,843		Tullow Oil plc	885,373
46,655		Woodside Petroleum Ltd	1,236,023
		TOTAL OIL AND GAS EXTRACTION	10,052,298

PAPER AND ALLIED PRODUCTS - 0.28%
5,211		Holmen AB (B Shares)	86,698
12,103		Metso Oyj	143,112
8,600		Nippon Paper Group, Inc	207,648
82,000		OJI Paper Co Ltd	331,363
56,155		Stora Enso Oyj (R Shares)	199,202
54,750		Svenska Cellulosa AB (B Shares)	416,317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
4,000		Uni-Charm Corp	$242,461
50,361		UPM-Kymmene Oyj	291,057
		TOTAL PAPER AND ALLIED PRODUCTS	1,917,858

PETROLEUM AND COAL PRODUCTS - 6.84%
1,815,626		BP plc	12,283,286
12,063		Caltex Australia Ltd	74,737
52,000		Cosmo Oil Co Ltd	156,549
252,094		ENI S.p.A.	4,896,707
18,219		Galp Energia SGPS S.A.	217,368
11,444		Hellenic Petroleum S.A.	109,016
12,122		Neste Oil Oyj	161,375
85,100		Nippon Mining Holdings, Inc	335,293
16,044		OMV AG.	537,165
70,086		Repsol YPF S.A.	1,213,305
343,412		Royal Dutch Shell plc (A Shares)	7,741,019
262,985		Royal Dutch Shell plc (B Shares)	5,777,137
29,393		Saras S.p.A.	77,010
18,200		Showa Shell Sekiyu KK	164,744
124,350		Statoil ASA	2,200,115
27,000		TonenGeneral Sekiyu KK	262,676
206,536		Total S.A.	10,269,559
		TOTAL PETROLEUM AND COAL PRODUCTS	46,477,061

PRIMARY METAL INDUSTRIES - 1.43%
15,412		Acerinox S.A.	179,168
84,038	*	ArcelorMittal	1,705,499
85,131		BlueScope Steel Ltd	152,133
27,000		Daido Steel Co Ltd	66,283
26,000		DOWA HOLDINGS CO Ltd	96,398
61,000		Furukawa Electric Co Ltd	171,319
50,600		JFE Holdings, Inc	1,096,500
21,510		Johnson Matthey plc	324,994
258,000		Kobe Steel Ltd	328,413
3,300		Maruichi Steel Tube Ltd	70,344
112,000		Mitsubishi Materials Corp	299,843
53,000		Mitsui Mining & Smelting Co Ltd	86,740
495,000		Nippon Steel Corp	1,315,200
67,115		Norsk Hydro ASA	253,671
79,422		OneSteel Ltd	124,259
11,225		Outokumpu Oyj	121,694
72,900		Sumitomo Electric Industries Ltd	604,646
373,000		Sumitomo Metal Industries Ltd	742,345
53,000		Sumitomo Metal Mining Co Ltd	503,844
45,642		Tenaris S.A.	464,502
10,200		Tokyo Steel Manufacturing Co Ltd	101,294
11,741		Umicore	216,905
5,107		Vallourec	473,672
11,241		Voestalpine AG.	147,108
3,800		Yamato Kogyo Co Ltd	80,618
		TOTAL PRIMARY METAL INDUSTRIES	9,727,392

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.82%
58,000		Dai Nippon Printing Co Ltd	$526,767
26,907		Daily Mail & General Trust	90,342
206,968		John Fairfax Holdings Ltd	146,074
11,475		Lagardere S.C.A.	322,218
80,636		Orkla ASA	554,356
12,042		PagesJaunes Groupe S.A.	101,866
78,487		Pearson plc	790,008
60,919		Reed Elsevier NV	652,676
106,968		Reed Elsevier plc	768,949
7,515		Sanoma-WSOY Oyj	96,050
148,000		Singapore Press Holdings Ltd	246,188
17,557		Thomson Reuters plc	392,990
51,000		Toppan Printing Co Ltd	344,689
22,720		United Business Media Ltd	138,794
26,257		Wolters Kluwer NV	425,946
		TOTAL PRINTING AND PUBLISHING	5,597,913

RAILROAD TRANSPORTATION - 0.62%
152		Central Japan Railway Co	850,715
32,900		East Japan Railway Co	1,705,076
47,176		Firstgroup PLC	181,072
117,000		Hankyu Hanshin Holdings, Inc	528,353
132,611		MTR Corp	318,926
53,401		Stagecoach Group plc	91,947
165		West Japan Railway Co	520,079
		TOTAL RAILROAD TRANSPORTATION	4,196,168

REAL ESTATE - 1.74%
83,031		British Land Co plc	429,787
213,000		CapitaLand Ltd	326,303
210,330		CapitaMall Trust	182,541
135,000		Cheung Kong Holdings Ltd	1,162,652
85,680		Chinese Estates Holdings Ltd	103,914
49,400		City Developments Ltd	165,646
4,234		Corio NV	175,172
1,493		Gecina S.A.	57,286
273,000	*	Genting International plc	94,234
28,391		Hammerson plc	103,675
82,000		Hang Lung Group Ltd	249,684
198,000		Hang Lung Properties Ltd	464,945
102,344		Henderson Land Development Co Ltd	389,537
59,000		Hopewell Holdings	154,911
54,384		Hysan Development Co Ltd	91,919
1,871		ICADE	132,519
7,862		Klepierre	138,350
45,245		Land Securities Group plc	283,862
13,665		Leighton Holdings Ltd	183,388
24,908		Liberty International plc	139,115
207,701		Link Real Estate Investment Trust	410,546
251,041		Macquarie Goodman Group	56,732
156,482		Mirvac Group	92,488

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
114,000		Mitsubishi Estate Co Ltd	$1,269,161
81,000		Mitsui Fudosan Co Ltd	873,132
285,000	*	Mongolia Energy Co ltd	82,368
260,987		New World Development Ltd	260,293
5,000		Nomura Real Estate Holdings, Inc	75,011
110		NTT Urban Development Corp	87,569
41,347		Segro plc	13,497
181,448		Sino Land Co	181,434
6,543		Stockland	13,058
142,724		Stockland Trust Group	306,661
37,000		Sumitomo Realty & Development Co Ltd	404,819
136,000		Sun Hung Kai Properties Ltd	1,217,763
26,000		Tokyo Tatemono Co Ltd	66,455
43,000		Tokyu Land Corp	117,291
7,947		Unibail	1,125,840
86,000		Wheelock & Co Ltd	144,691
		TOTAL REAL ESTATE	11,828,249

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.85%
15,000		Asics Corp	102,743
74,020		Bayer AG.	3,540,348
59,200		Bridgestone Corp	842,682
46,000		Denki Kagaku Kogyo KK	82,255
14,086		Michelin (C.G.D.E.) (Class B)	522,700
51,000		Mitsubishi Rayon Co Ltd	97,378
60,000		Mitsui Chemicals, Inc	144,870
10,800		NOK Corp	91,323
10,068		Nokian Renkaat Oyj	118,247
241,388		Pirelli & C S.p.A.	56,380
623		Puma AG. Rudolf Dassler Sport	94,583
16,800		Sumitomo Rubber Industries, Inc	111,338
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	5,804,847

SECURITY AND COMMODITY BROKERS - 1.43%
16,685		Australian Stock Exchange Ltd	340,516
53,181	m	Babcock & Brown Ltd	12,018
103,483		Credit Suisse Group	3,150,946
130,000		Daiwa Securities Group, Inc	562,105
18,915		Deutsche Boerse AG.	1,140,421
98,400		Hong Kong Exchanges and Clearing Ltd	929,332
50,902		ICAP plc	222,214
575,742		Legal & General Group plc	355,224
14,200		London Stock Exchange Group plc	115,220
27,327		Macquarie Group Ltd	513,999
165,632		Man Group plc	519,281
11,600		Matsui Securities Co Ltd	75,236
239,200		Nomura Holdings, Inc	1,196,181
3,615		Perpetual Trustees Australia Ltd	67,719
11,643		Schroders plc	132,144
50,000		Shinko Securities Co Ltd	96,479
83,000		Singapore Exchange Ltd	278,313
		TOTAL SECURITY AND COMMODITY BROKERS	9,707,348

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
SPECIAL TRADE CONTRACTORS - 0.01%
12,000		Kinden Corp	$96,984
		TOTAL SPECIAL TRADE CONTRACTORS	96,984

STONE, CLAY, AND GLASS PRODUCTS - 0.72%
98,000		Asahi Glass Co Ltd	513,835
55,181		Boral Ltd	138,516
25,577		Cimpor Cimentos de Portugal S.A.	127,295
63,869		CRH plc	1,376,201
4,816		FLSmidth & Co AS	122,411
2,381		HeidelbergCement AG.	78,041
19,186		Holcim Ltd	683,975
6,232		Italcementi S.p.A.	63,092
8,817		Italcementi S.p.A.	46,506
40,398		James Hardie Industries NV	117,981
12,689		Lafarge S.A.	571,339
24,000		NGK Insulators Ltd	364,904
57,000		Nippon Sheet Glass Co Ltd	139,354
2,647		Pargesa Holding S.A.	140,570
86,000		Taiheiyo Cement Corp	125,110
5,347		Titan Cement Co S.A.	113,664
25,000		Toto Ltd	124,261
8,053		Wienerberger AG.	63,446
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,910,501

TEXTILE MILL PRODUCTS - 0.04%
13,000		Nisshinbo Industries, Inc	121,877
84,000		Teijin Ltd	180,755
		TOTAL TEXTILE MILL PRODUCTS	302,632

TOBACCO PRODUCTS - 1.17%
183,742		British American Tobacco plc	4,252,548
98,440		Imperial Tobacco Group plc	2,213,335
435		Japan Tobacco, Inc	1,150,947
24,831		Swedish Match AB	359,502
		TOTAL TOBACCO PRODUCTS	7,976,332

TRANSPORTATION BY AIR - 0.28%
2,808		Aeroports de Paris	149,228
12,783		Air France-KLM	113,789
61,000		All Nippon Airways Co Ltd	237,875
93,672		Auckland International Airport Ltd	91,382
54,677		British Airways plc	110,462
112,000		Cathay Pacific Airways Ltd	111,269
3,478		Fraport AG. Frankfurt Airport Services Worldwide	111,964
6,000		Hong Kong Aircraft Engineerg	51,635
53,831		Iberia Lineas Aereas de Espana	113,001
85,000	*	Japan Airlines Corp	171,743
66,204		Macquarie Airports	83,553
88,043		Qantas Airways Ltd	106,830
25,825	*	Ryanair Holdings plc	99,331

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
900	*	Ryanair Holdings plc (ADR)	$20,799
51,933		Singapore Airlines Ltd	341,452
		TOTAL TRANSPORTATION BY AIR	1,914,313

TRANSPORTATION EQUIPMENT - 4.51%
18,700		Aisin Seiki Co Ltd	292,066
341,581		BAE Systems plc	1,639,443
4,981		Bayerische Motoren Werke AG.	85,898
32,136		Bayerische Motoren Werke AG.	930,344
110,824		Cobham plc	273,189
80,000		Cosco Corp Singapore Ltd	43,131
19,000		Daihatsu Motor Co Ltd	147,608
84,101		DaimlerChrysler AG.	2,131,934
354		DaimlerChrysler AG.	9,041
47,200		Denso Corp	930,792
31,094		European Aeronautic Defence and Space Co	361,889
65,711		Fiat S.p.A.	460,090
56,000		Fuji Heavy Industries Ltd	182,169
20,000		Hino Motors Ltd	43,441
159,900		Honda Motor Co Ltd	3,739,641
121,000		Isuzu Motors Ltd	145,466
14,009		Jardine Cycle & Carriage Ltd	109,055
18,300		JTEKT Corp	126,456
146,000		Kawasaki Heavy Industries Ltd	289,094
124,000		Keppel Corp Ltd	408,455
10,157		MAN AG.	442,623
90,000		Mazda Motor Corp	149,114
63,061		Meggitt plc	116,045
346,000	*	Mitsubishi Motors Corp	436,935
66,000		Mitsui Engineering & Shipbuilding Co Ltd	109,350
16,000		NHK Spring Co Ltd	57,059
42,000		NSK Ltd	159,964
14,331		Peugeot S.A.	271,132
8,472		Porsche AG.	398,234
17,851		Renault S.A.	367,255
177,770		Rolls-Royce Group plc	749,915
34,549		Scania AB (B Shares)	281,624
77,600		SembCorp Marine Ltd	92,348
6,300		Shimano, Inc	188,710
127,000		Singapore Technologies Engineering Ltd	205,411
34,200		Suzuki Motor Corp	562,831
8,368		Thales S.A.	317,300
83,429		Tomkins PLC	145,146
5,200		Toyoda Gosei Co Ltd	77,907
17,400		Toyota Industries Corp	368,268
267,100		Toyota Motor Corp	8,418,972
7,009		Valeo S.A.	102,480
8,547		Volkswagen AG.	2,626,538
10,184		Volkswagen AG.	586,410
42,963		Volvo AB (A Shares)	228,944
105,413		Volvo AB (B Shares)	560,448
19,600		Yamaha Motor Co Ltd	173,259

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
3,590		Zodiac S.A.	$91,053
		TOTAL TRANSPORTATION EQUIPMENT	30,634,477

TRANSPORTATION SERVICES - 0.16%
24,282		Autostrade S.p.A.	367,131
25,782		Cintra Concesiones de Infraestructuras de Transporte S.A.	115,436
22,327		Deutsche Lufthansa AG.	242,352
5,900		Hopewell Highway Infrastructure Ltd	3,327
61,858		Toll Holdings Ltd	268,831
19,844		TUI AG.	105,986
		TOTAL TRANSPORTATION SERVICES	1,103,063

TRUCKING AND WAREHOUSING - 0.40%
81,896		Deutsche Post AG.	882,424
18,139		DSV AS	132,977
61,623		Kerry Properties Ltd	148,679
11,000		Mitsubishi Logistics Corp	106,127
3,029		Neopost S.A.	235,041
77,000		Nippon Express Co Ltd	239,592
36,336		TNT NV	621,795
38,000		Yamato Transport Co Ltd	355,872
		TOTAL TRUCKING AND WAREHOUSING	2,722,507

WATER TRANSPORTATION - 0.44%
54		AP Moller - Maersk AS (Class A)	234,056
107		AP Moller - Maersk AS (Class B)	469,503
15,823		Carnival plc	359,853
5,140		Frontline Ltd	91,783
2,352		Hamburger Hafen und Logistik AG.	58,123
25,000		Kamigumi Co Ltd	165,429
59,000		Kawasaki Kisen Kaisha Ltd	181,795
5,264	*	Kuehne & Nagel International AG.	307,294
111,000		Mitsui OSK Lines Ltd	539,385
53,000		Neptune Orient Lines Ltd	41,119
108,000		Nippon Yusen Kabushiki Kaisha	411,335
20,800		Orient Overseas International Ltd	51,795
150,000		Pacific Basin Shipping Ltd	68,317
		TOTAL WATER TRANSPORTATION	2,979,787

WHOLESALE TRADE-DURABLE GOODS - 1.86%
30,410		Assa Abloy AB (Class B)	284,883
31,879		Bunzl plc	249,978
6,300		Canon Marketing Japan, Inc	88,213
41,452		Compagnie de Saint-Gobain	1,163,144
120,843	*	Fortescue Metals Group Ltd	214,272
146,000		Itochu Corp	705,036
213,300		Li & Fung Ltd	500,872
131,400		Mitsubishi Corp	1,705,804
168,000		Mitsui & Co Ltd	1,673,466
219,500		Nissan Motor Co Ltd	776,128
73,000		Nisshin Steel Co Ltd	121,685
10,645		Prysmian S.p.A.	106,072

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
8,030		Rautaruukki Oyj	$128,664
21,584		Schneider Electric S.A.	1,436,980
14,672		Sims Group Ltd	171,397
109,200		Sumitomo Corp	929,995
11,400		THK Co Ltd	152,253
34,832		ThyssenKrupp AG.	609,479
13,704		Wesfarmers Ltd	181,052
92,524		Wesfarmers Ltd	1,212,744
64,941		Wolseley plc	215,014
		TOTAL WHOLESALE TRADE-DURABLE GOODS	12,627,131

WHOLESALE TRADE-NONDURABLE GOODS - 1.16%
2,400		ABC-Mart, Inc	45,874
23,997		Akzo Nobel NV	908,489
2,800		Alfresa Holdings Corp	101,268
15,466		Billabong International Ltd	91,411
4,255		Casino Guichard Perrachon S.A.	277,120
8,020		Celesio AG.	147,897
4,791		Danisco AS	143,354
101,300		Esprit Holdings Ltd	516,263
185,915		Foster's Group Ltd	654,136
15,000		Kikkoman Corp	124,564
160,000		Marubeni Corp	493,004
74,773		Metcash Ltd	211,093
128,000		Nippon Oil Corp	629,752
159,400		Noble Group Ltd	124,715
118,900		Sojitz Holdings Corp	140,539
6,700		Suzuken Co Ltd	174,294
157,767		Unilever NV	3,112,698
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	7,896,471

		TOTAL COMMON STOCKS	673,021,699
		(Cost $1,073,091,338)

RIGHTS / WARRANTS - 0.06%

DEPOSITORY INSTITUTIONS - 0.05%
22,079		Banco Espirito Santo S.A.	35,201
185,414	m	Fortis	0
2,219,030		Nordea Bank AB	253,776
10,981	m	Pohjola Bank plc	14,923
739,463		Royal Bank of Scotland Group plc	0
		TOTAL DEPOSITORY INSTITUTIONS	303,900

INSURANCE CARRIERS - 0.00%
82,849	*	Mapfre S.A.	1,101
		TOTAL INSURANCE CARRIERS	1,101

PRIMARY METAL INDUSTRIES - 0.00%
8,000		DOWA HOLDINGS CO LTD	81
		TOTAL PRIMARY METAL INDUSTRIES	81

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE
REAL ESTATE - 0.01%
496,164	*	Segro plc	$34,172
		TOTAL REAL ESTATE	34,172

		TOTAL RIGHTS / WARRANTS	339,254
		(Cost $968,645)

		TOTAL INVESTMENTS - 99.15%	673,360,953
		(Cost $1,074,059,983)
		OTHER ASSETS AND LIABILITIES, NET - 0.85%	5,741,009
		NET ASSETS - 100.00%	$679,101,962

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - International Equity Index Fund

INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2009

		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$28,831,159	4.27%
TOTAL DOMESTIC	28,831,159	4.27

FOREIGN
ARGENTINA	464,502	0.07
AUSTRALIA	44,070,277	6.58
AUSTRIA	2,195,600	0.33
BELGIUM	6,069,937	0.91
BERMUDA	91,783	0.01
CHINA	368,333	0.05
DENMARK	5,575,890	0.83
FINLAND	8,045,753	1.19
FRANCE	66,231,134	9.80
GERMANY	52,066,987	7.72
GREECE	3,146,206	0.48
HONG KONG	14,394,538	2.15
INDIA	132,437	0.02
IRELAND	2,105,777	0.30
ITALY	21,539,698	3.20
JAPAN	156,176,363	23.22
KAZAKHSTAN	197,655	0.03
LUXEMBOURG	2,486,904	0.37
MALAYSIA	94,234	0.01
NETHERLANDS	29,356,918	4.36
NEW ZEALAND	657,524	0.09
NORWAY	4,681,900	0.70
PORTUGAL	2,285,499	0.34
SINGAPORE	7,229,427	1.06
SPAIN	28,127,305	4.16
SWEDEN	14,052,135	2.08
SWITZERLAND	53,139,050	7.93
TAIWAN	86,331	0.01
UNITED KINGDOM	119,459,697	17.73
TOTAL FOREIGN	644,529,794	95.73
TOTAL INVESTMENTS	$673,360,953	100.00%

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.40%

ADMINISTRATION OF ECONOMIC PROGRAMS - 0.04%
2,154		Bureau Veritas S.A.	$81,561
		TOTAL ADMINISTRATION OF ECONOMIC PROGRAMS	81,561

AMUSEMENT AND RECREATION SERVICES - 0.87%
19,370		Ladbrokes plc	50,931
5,405		Lottomatica S.p.A.	88,902
3,500		Nintendo Co Ltd	1,005,960
18,639		OPAP S.A.	490,818
1,200		Oriental Land Co Ltd	76,133
92,765		Tattersall's Ltd	178,676
		TOTAL AMUSEMENT AND RECREATION SERVICES	1,891,420

APPAREL AND ACCESSORY STORES - 0.56%
3,200		Fast Retailing Co Ltd	361,105
22,401		Hennes & Mauritz AB (B Shares)	842,143
		TOTAL APPAREL AND ACCESSORY STORES	1,203,248

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
2,242		Hermes International	260,817
3,400		Shimamura Co Ltd	180,674
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	441,491

AUTO REPAIR, SERVICES AND PARKING - 0.57%
98,890		Standard Chartered plc	1,229,497
		TOTAL AUTO REPAIR, SERVICES AND PARKING	1,229,497

BUSINESS SERVICES - 2.43%
6,367		Atos Origin S.A.	163,516
3,016	*	Autonomy Corp plc	56,474
23,810		Computershare Ltd	145,364
7,336		Dassault Systemes S.A.	285,186
83,000		Fujitsu Ltd	306,057
19,262		Group 4 Securicor plc	53,590
7,300		Konami Corp	109,000
195,962		LogicaCMG plc	179,250
7,980		Mitsubishi UFJ Lease & Finance Co Ltd	166,074
105,000		NEC Corp	280,042
189		NTT Data Corp	510,187
3,700		Oracle Corp Japan	139,051
19,992		Publicis Groupe S.A.	513,166
89		Rakuten, Inc	42,439
18,277		SAP AG.	647,866
3,800		Secom Co Ltd	139,354

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
681		SGS S.A.	$714,921
6,600		Softbank Corp	83,746
128,625		WPP plc	724,850
		TOTAL BUSINESS SERVICES	5,260,133

CHEMICALS AND ALLIED PRODUCTS - 11.79%
8,432	*	Actelion Ltd	384,822
1,072		Air Liquide	87,229
70,000		Asahi Kasei Corp	251,048
38,500		Astellas Pharma, Inc	1,174,623
36,856		AstraZeneca plc (ADR)	1,306,545
35,771		BASF AG.	1,083,103
2,100		Beiersdorf AG.	94,276
6,052		Christian Dior S.A.	331,879
14,400		Chugai Pharmaceutical Co Ltd	241,491
21,137		CSL Ltd	477,525
23,000		Dainippon Ink and Chemicals, Inc	33,460
23,000		Dainippon Sumitomo Pharma Co Ltd	190,069
27,836		DSM NV	732,816
1,500		Eisai Co Ltd	43,643
225,782		GlaxoSmithKline plc	3,523,100
1,641		Henkel KGaA	41,424
6,469		Henkel KGaA	176,020
3,900		Hisamitsu Pharmaceutical Co, Inc	119,776
99,902		Incitec Pivot Ltd	147,270
20,000		Kansai Paint Co Ltd	110,522
13,000		Kao Corp	252,028
1,119		Linde AG.	76,089
2,191		L'Oreal S.A.	150,788
8,200		Mediceo Paltac Holdings Co Ltd	87,066
55,000		Mitsubishi Chemical Holdings Corp	186,695
78,131		Novartis AG.	2,956,938
16,119		Novo Nordisk AS (Class B)	771,974
298		Novozymes AS (B Shares)	21,527
3,000		Ono Pharmaceutical Co Ltd	130,626
6,118		Orion Oyj (Class B)	88,599
25,477		Reckitt Benckiser Group plc	957,393
20,510		Roche Holding AG.	2,814,427
49,715		Sanofi-Aventis	2,799,256
2,800		Santen Pharmaceutical Co Ltd	77,507
15,600		Shin-Etsu Chemical Co Ltd	751,750
12,000		Shionogi & Co Ltd	204,152
2,000		Shiseido Co Ltd	28,994
3,022		Solvay S.A.	211,793
4,368		Syngenta AG.	880,277
3,000		Taisho Pharmaceutical Co Ltd	55,402
22,300		Takeda Pharmaceutical Co Ltd	765,975
11,000		Tanabe Seiyaku Co Ltd	107,905
120,000		UBE Industries Ltd	215,790
1,392		UCB S.A.	41,038
3,851		Wacker Chemie AG.	319,931
		TOTAL CHEMICALS AND ALLIED PRODUCTS	25,504,561

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
COMMUNICATIONS - 7.45%
653,761	BT Group plc	$733,554
113,862	Deutsche Telekom AG.	1,414,440
55,966	France Telecom S.A.	1,275,213
20,700	Hellenic Telecommunications Organization S.A.	309,123
96,000	Hutchison Telecommunications International Ltd	29,974
263	Jupiter Telecommunications Co	174,829
92	KDDI Corp	429,398
47,268	Mediaset S.p.A.	210,852
4,190	Mobistar S.A.	264,703
30,500	Nippon Telegraph & Telephone Corp	1,149,316
344	NTT DoCoMo, Inc	464,644
16,794	Portugal Telecom SGPS S.A.	130,082
67,101	Royal KPN NV	896,853
205,000	Singapore Telecommunications Ltd	341,004
344	Swisscom AG.	96,630
171,862	Telecom Italia S.p.A.	221,714
168,514	Telefonica S.A.	3,362,793
4,936	Telekom Austria AG.	74,761
48,543	Telenor ASA	278,103
206,881	Telstra Corp Ltd	461,774
44,257	Vivendi Universal S.A.	1,171,587
156,143	Vodafone Group plc (ADR)	2,720,011
	TOTAL COMMUNICATIONS	16,211,358

DEPOSITORY INSTITUTIONS - 11.97%
31,794	Alpha Bank S.A.	210,363
89,000	Aozora Bank Ltd	97,106
37,659	Australia & New Zealand Banking Group Ltd	412,432
6,756	Banca Carige S.p.A.	22,171
41,688	Banca Intesa S.p.A.	114,789
66,236	Banca Monte dei Paschi di Siena S.p.A.	91,697
137,404	Banco Bilbao Vizcaya Argentaria S.A.	1,115,411
57,971	Banco Popular Espanol S.A.	367,387
324,045	Banco Santander Central Hispano S.A.	2,234,430
278,300	Bank of East Asia Ltd	537,167
790,245	Barclays plc	1,678,147
13,411	Bendigo Bank Ltd	76,375
38,209	BNP Paribas	1,579,790
24,814	Commerzbank AG.	132,531
28,308	Commonwealth Bank of Australia	683,624
135,000	DBS Group Holdings Ltd	750,025
27,905	EFG Eurobank Ergasias S.A.	160,904
5,594	EFG International	41,723
15,415	Erste Bank der Oesterreichischen Sparkassen AG.	261,125
128,231	Fortis	235,619
13,900	Hang Seng Bank Ltd	139,976
80,000	Hokuhoku Financial Group, Inc	144,668
353,242	HSBC Holdings plc	2,002,054
32,950	ING Groep NV	181,676
15,945	Investec plc	66,806

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
25,000		Joyo Bank Ltd	$114,664
47,020		Mediobanca S.p.A.	399,188
395,900		Mitsubishi UFJ Financial Group, Inc	1,903,807
97,000		Mitsui Trust Holdings, Inc	293,984
32,000		Mizuho Financial Group, Inc	60,777
83,606		National Australia Bank Ltd	1,168,521
27,583		National Bank of Greece S.A.	418,139
29,000		Nishi-Nippon City Bank Ltd	62,110
29,054		Nordea Bank AB	144,927
11,430		OKO Bank (Class A)	67,425
22,362		Piraeus Bank S.A.	148,551
11,300		Resona Holdings, Inc	149,548
196,000		Shinsei Bank Ltd	196,030
15,740		Skandinaviska Enskilda Banken AB (Class A)	49,598
25,481		Societe Generale	998,695
42,100		Sumitomo Mitsui Financial Group, Inc	1,450,331
104,000		Sumitomo Trust & Banking Co Ltd	391,898
74,410		Suncorp-Metway Ltd	310,446
26,677		Svenska Handelsbanken (A Shares)	378,114
135,928	*	UBS A.G.	1,277,721
561,796		UniCredito Italiano S.p.A	927,032
114,111		Westpac Banking Corp	1,514,735
14,000		Yamaguchi Financial Group, Inc	131,111
		TOTAL DEPOSITORY INSTITUTIONS	25,895,348

EATING AND DRINKING PLACES - 0.22%
76,500		Compass Group plc	350,154
2,612		Sodexho Alliance S.A.	119,118
		TOTAL EATING AND DRINKING PLACES	469,272

ELECTRIC, GAS, AND SANITARY SERVICES - 7.07%
35,800		A2A S.p.A.	54,366
26,243		AGL Energy Ltd	272,991
362,484		Centrica plc	1,184,550
28,000		Chubu Electric Power Co, Inc	613,830
4,200		Chugoku Electric Power Co, Inc	90,802
48,500		CLP Holdings Ltd	333,216
46,751		Drax Group plc	346,472
30,377		E.ON AG.	843,904
13,900		Electric Power Development Co	410,042
683		Electricite de France	26,801
263,599		Enel S.p.A.	1,265,160
20,183		Fortum Oyj	384,797
27,074		Gas Natural SDG S.A.	370,137
16,872	*	Gas Natural SDG S.A. New Shares	230,662
59,694		Gaz de France	2,050,149
2,800		Hokuriku Electric Power Co	67,040
98,000		Hong Kong Electric Holdings Ltd	581,633
106,367		Iberdrola S.A.	746,165
108,979		International Power plc	329,156
19,900		Kansai Electric Power Co, Inc	430,227
22,000		Kyushu Electric Power Co, Inc	491,186

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
11,892	National Grid plc	$91,374
118,000	Osaka Gas Co Ltd	367,167
22,337	RWE AG.	1,567,238
2,044	Scottish & Southern Energy plc	32,525
1,100	Shikoku Electric Power Co, Inc	29,282
31,566	Snam Rete Gas S.p.A.	169,432
69,004	Terna Rete Elettrica Nazionale S.p.A.	214,987
13,000	Toho Gas Co Ltd	59,363
28,200	Tohoku Electric Power Co, Inc	616,789
24,300	Tokyo Electric Power Co, Inc	603,910
12,572	Union Fenosa S.A.	300,657
12,180	United Utilities Group plc	84,499
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	15,260,509

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 3.13%
34,400	ABB Ltd	480,204
34,500	Alps Electric Co Ltd	117,457
115,789	Ericsson (LM) (B Shares)	950,891
9,500	Hitachi High-Technologies Corp	132,732
102,000	Hitachi Ltd	274,102
5,600	Hoya Corp	109,188
1,800	Kyocera Corp	117,836
53,000	Matsushita Electric Industrial Co Ltd	572,380
41,000	Matsushita Electric Works Ltd	296,570
329	Millicom International Cellular S.A.	12,368
46,000	Mitsubishi Electric Corp	204,940
6,500	Mitsumi Electric Co Ltd	92,590
2,700	Nidec Corp	120,018
1,500	Nitto Denko Corp	30,383
88,884	Nokia Oyj	1,048,651
17,300	Omron Corp	202,213
40,000	Ricoh Co Ltd	469,970
500	Rohm Co Ltd	24,701
14,000	Sharp Corp	109,754
31,100	Sony Corp	627,750
14,000	Stanley Electric Co Ltd	154,731
8,000	STMicroelectronics NV	40,262
17,300	Sumco Corp	252,024
8,100	TDK Corp	298,682
10,000	Yaskawa Electric Corp	42,936
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	6,783,333

ENGINEERING AND MANAGEMENT SERVICES - 0.68%
22,924	Cap Gemini S.A.	737,664
7,137	Capita Group plc	69,482
904	Fugro NV	28,765
31,000	JGC Corp	349,508
55,424	Serco Group plc	290,863
	TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,476,282

FABRICATED METAL PRODUCTS - 0.62%
72,727	Amcor Ltd	225,040

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
1,465	*	Geberit AG.	$131,661
1,100		JS Group Corp	12,291
83,146		Rexam plc	322,115
4,165		Salzgitter AG.	232,855
19,628		Ssab Svenskt Stal AB (Series A)	167,160
16,229		Ssab Svenskt Stal AB (Series B)	128,835
7,800		Toyo Seikan Kaisha Ltd	112,999
		TOTAL FABRICATED METAL PRODUCTS	1,332,956

FOOD AND KINDRED PRODUCTS - 4.90%
1,957	*	Aryzta AG.	46,763
3,100		Asahi Breweries Ltd	36,830
15,734		Coca-Cola Amatil Ltd	94,855
89,184		Diageo plc	1,006,450
321,360		Golden Agri-Resources Ltd	58,104
43,603		InBev NV	1,201,778
3,352		Kerry Group plc (Class A)	67,915
71,000		Kirin Brewery Co Ltd	747,406
26,372		Lion Nathan Ltd	148,169
116,643		Nestle S.A.	3,943,093
3,000		Nippon Meat Packers, Inc	31,065
6,000		Nisshin Seifun Group, Inc	63,828
3,100		Nissin Food Products Co Ltd	90,822
26,000		Olam International Ltd	24,958
239,181		Parmalat S.p.A.	492,870
4,018		Pernod-Ricard S.A.	224,076
3,584		SABMiller plc	53,328
25,500		Swire Pacific Ltd (Class A)	170,097
64,191		Tate & Lyle plc	239,932
14,000		Toyo Suisan Kaisha Ltd	286,407
61,870		Unilever plc	1,170,043
127,000		Wilmar International Ltd	264,697
16,000		Yamazaki Baking Co Ltd	170,693
		TOTAL FOOD AND KINDRED PRODUCTS	10,634,179

FOOD STORES - 2.26%
1,527		Colruyt S.A.	350,328
4,849		Delhaize Group	314,453
1,400		FamilyMart Co Ltd	42,431
7,155		J Sainsbury plc	32,134
19,464		Jeronimo Martins SGPS S.A.	95,888
79,404		Koninklijke Ahold NV	870,343
8,300		Lawson, Inc	342,112
27,500		Seven & I Holdings Co Ltd	600,091
95,047		Tesco plc	454,685
257,346		WM Morrison Supermarkets plc	943,441
51,512		Woolworths Ltd	895,830
		TOTAL FOOD STORES	4,941,736

FURNITURE AND HOME FURNISHINGS STORES - 0.24%
53,326		Harvey Norman Holdings Ltd	95,296
6,100		Nitori Co Ltd	340,172

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
2,220	Yamada Denki Co Ltd	$86,571
	TOTAL FURNITURE AND HOME FURNISHINGS STORES	522,039

GENERAL BUILDING CONTRACTORS - 1.32%
11,716	ACS Actividades Cons y Servicios S.A.	486,278
60,765	Balfour Beatty plc	285,979
10,000	Daito Trust Construction Co Ltd	333,384
28,000	Daiwa House Industry Co Ltd	224,034
30,542	Fletcher Building Ltd	104,545
2,467	Hochtief AG.	93,446
12,934	Sacyr Vallehermoso S.A.	99,668
63,000	Sekisui House Ltd	473,526
24,000	Shimizu Corp	99,167
14,035	Skanska AB (B Shares)	121,236
14,402	Vinci S.A.	534,905
	TOTAL GENERAL BUILDING CONTRACTORS	2,856,168

GENERAL MERCHANDISE STORES - 0.70%
41,417	Next plc	786,816
18,000	Odakyu Electric Railway Co Ltd	138,930
6,003	PPR	385,061
26,000	UNY Co Ltd	201,728
	TOTAL GENERAL MERCHANDISE STORES	1,512,535

HEALTH SERVICES - 0.07%
2,564	Fresenius Medical Care AG.	99,675
6,448	Sonic Healthcare Ltd	49,634
	TOTAL HEALTH SERVICES	149,309

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.25%
7,003	Abertis Infraestructuras S.A.	109,510
10,074	Boskalis Westminster	202,505
6,787	Bouygues S.A.	242,743
	TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	554,758

HOLDING AND OTHER INVESTMENT OFFICES - 0.99%
119,466	Ascendas Real Estate Investment Trust	95,827
184,158	CFS Gandel Retail Trust	208,728
3,146	Eurazeo	84,348
1,170	Groupe Bruxelles Lambert S.A.	79,526
6,147	Heineken Holding NV	149,373
2,000	iShares MSCI EAFE Index Fund	75,180
6,500	Jafco Co Ltd	114,588
42	Japan Prime Realty Investment Corp	77,139
30	Japan Real Estate Investment Corp	229,126
13	Japan Retail Fund Investment Corp	49,381
244,231	Macquarie Office Trust	28,870
37	Nippon Building Fund, Inc	316,230
12,000	NWS Holdings Ltd	16,164
721	SBI Holdings, Inc	74,223
3,609	Wendel	95,419

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
60,022		Westfield Group	$417,364
22,000		Wharf Holdings Ltd	54,612
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	2,166,098

HOTELS AND OTHER LODGING PLACES - 0.27%
8,594		Accor S.A.	299,323
53,022		Crown Ltd	234,117
42,000		United Overseas Land Ltd	51,639
		TOTAL HOTELS AND OTHER LODGING PLACES	585,079

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.62%
81,283		Alfa Laval AB	615,601
6,311		Alstom RGPT	326,881
39,127		Atlas Copco AB (B Shares)	266,578
21,387		Brambles Ltd	71,383
32,600		Brother Industries Ltd	238,115
29,800		Canon, Inc	848,976
600		Daikin Industries Ltd	16,245
31,835		Electrolux AB (Series B)	249,818
14,800		FUJIFILM Holdings Corp	317,725
3,870		GEA Group AG.	41,288
8,500		Hitachi Construction Machinery Co Ltd	108,971
4,855		Husqvarna AB (B Shares)	19,670
14,137		IMI PLC	55,022
2,000		Japan Steel Works Ltd	18,690
23,800		Komatsu Ltd	257,271
626		Kone Oyj (Class B)	12,975
22,500		Konica Minolta Holdings, Inc	190,483
131,000		Kubota Corp	708,037
1,900		Kurita Water Industries Ltd	36,336
6,200		Makita Corp	137,799
59,000		Mitsubishi Heavy Industries Ltd	177,623
15,200		Seiko Epson Corp	204,540
3,045		Sulzer AG.	157,025
6,000		Sumitomo Heavy Industries Ltd	19,700
17,700		Toyota Tsusho Corp	169,159
2,024	*	Vestas Wind Systems AS	88,811
13,696		Wartsila Oyj (B Shares)	289,142
8,100		Yokogawa Electric Corp	32,241
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,676,105

INSTRUMENTS AND RELATED PRODUCTS - 0.82%
2,328		Cochlear Ltd	81,101
2,548		Compagnie Generale d'Optique Essilor International S.A.	98,511
30,399		Finmeccanica S.p.A.	378,437
11,666		Getinge AB (B Shares)	113,191
3,000		Nikon Corp	33,520
59,000		Nippon Electric Glass Co Ltd	408,890
1,859		Nobel Biocare Holding AG.	31,716
20,329		Safran S.A.	189,334
4,108		Synthes, Inc	457,607
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,792,307

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
INSURANCE AGENTS, BROKERS AND SERVICE - 0.60%
24,900	Millea Holdings, Inc	$602,470
51,504	QBE Insurance Group Ltd	690,122
	TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,292,592

INSURANCE CARRIERS - 3.54%
47,861	Admiral Group plc	586,128
51,229	Aegon NV	199,016
19,901	Allianz AG.	1,672,623
19,135	AMP Ltd	62,536
34,370	AXA S.A.	413,259
3,231	Baloise Holding AG.	206,781
3,473	CNP Assurances	219,176
6,130	Fondiaria-Sai S.p.A	71,670
15,381	Hannover Rueckversicherung AG.	490,445
3,579	KBC Groep NV	57,964
7,500	Mitsui Sumitomo Insurance Group Holdings, Inc	172,375
10,934	Muenchener Rueckver AG.	1,333,570
443,744	Old Mutual plc	330,450
17,386	Royal & Sun Alliance Insurance Group plc	32,455
16,985	SCOR	349,664
15,684	SNS Reaal	55,303
78,000	Sompo Japan Insurance, Inc	397,938
107	Sony Financial Holdings, Inc	284,296
131,798	Standard Life plc	314,112
4,347	Swiss Life Holding	299,970
3,891	Wiener Staedtische Allgemeine Versicherung AG.	111,818
187	Zurich Financial Services AG.	29,587
	TOTAL INSURANCE CARRIERS	7,691,136

LEATHER AND LEATHER PRODUCTS - 0.09%
1,093	Adidas-Salomon AG.	36,391
2,248	LVMH Moet Hennessy Louis Vuitton S.A.	141,241
	TOTAL LEATHER AND LEATHER PRODUCTS	177,632

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.11%
129,000	ComfortDelgro Corp Ltd	115,349
18,000	Keihin Electric Express Railway Co Ltd	129,474
	TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	244,823

METAL MINING - 3.06%
41,613	Anglo American plc	708,142
112,892	BHP Billiton Ltd	2,504,917
115,891	BHP Billiton plc	2,303,063
49,527	Kazakhmys plc	263,647
10,556	Newcrest Mining Ltd	240,242
7,384	Orica Ltd	75,939
4,894	Rio Tinto Ltd	192,510
9,483	Rio Tinto plc	319,757
	TOTAL METAL MINING	6,608,217

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.15%
7,500		Sankyo Co Ltd	$323,534
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	323,534

MISCELLANEOUS RETAIL - 0.54%
152,000		Hutchison Whampoa Ltd	745,233
1,945		Metro AG.	64,216
35,967		Origin Energy Ltd	370,143
		TOTAL MISCELLANEOUS RETAIL	1,179,592

NONDEPOSITORY INSTITUTIONS - 0.99%
3,200		Acom Co Ltd	89,872
13,600		Aeon Credit Service Co Ltd	122,831
17,800		Credit Saison Co Ltd	171,733
7,910		ORIX Corp	253,318
25,356		Siemens AG.	1,448,920
11,610		Takefuji Corp	54,071
		TOTAL NONDEPOSITORY INSTITUTIONS	2,140,745

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
4,659		K+S AG.	216,215
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	216,215

OIL AND GAS EXTRACTION - 1.58%
164,736		BG Group plc	2,493,719
1,400		Idemitsu Kosan Co Ltd	104,379
24		Inpex Holdings, Inc	165,601
12,550		SeaDrill Ltd	122,135
20,624		Woodside Petroleum Ltd	546,388
		TOTAL OIL AND GAS EXTRACTION	3,432,222

PAPER AND ALLIED PRODUCTS - 0.40%
8,311	*	Exor S.p.A	83,809
9,073		Holmen AB (B Shares)	150,952
13,200		Nippon Paper Group, Inc	318,715
72,000		OJI Paper Co Ltd	290,953
300		Uni-Charm Corp	18,185
		TOTAL PAPER AND ALLIED PRODUCTS	862,614

PETROLEUM AND COAL PRODUCTS - 7.32%
82,400		BP plc (ADR)	3,304,240
21,102		Caltex Australia Ltd	130,739
38,000		Cosmo Oil Co Ltd	114,401
111,166		ENI S.p.A.	2,159,302
1,780		Hellenic Petroleum S.A.	16,956
15,500		Nippon Mining Holdings, Inc	61,070
11,424		OMV AG.	382,484
36,004		Repsol YPF S.A.	623,289
115,353		Royal Dutch Shell plc (A Shares)	2,600,230
105,238		Royal Dutch Shell plc (B Shares)	2,311,821

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
23,350		Statoil ASA	$413,129
18,000		TonenGeneral Sekiyu KK	175,118
70,588		Total S.A.	3,509,837
		TOTAL PETROLEUM AND COAL PRODUCTS	15,802,616

PRIMARY METAL INDUSTRIES - 1.66%
43,371	*	ArcelorMittal	880,187
90,307		BlueScope Steel Ltd	161,383
41,000		DOWA HOLDINGS CO Ltd	152,013
51,000		Furukawa Electric Co Ltd	143,234
10,400		JFE Holdings, Inc	225,367
14,000		Kobe Steel Ltd	17,821
16,000		Mitsubishi Materials Corp	42,835
137,000		Nippon Steel Corp	364,005
47,452		OneSteel Ltd	74,240
22,300		Sumitomo Electric Industries Ltd	184,960
243,000		Sumitomo Metal Industries Ltd	483,619
24,100		Tokyo Steel Manufacturing Co Ltd	239,332
2,999		Vallourec	278,156
17,441		Voestalpine AG.	228,245
5,600		Yamato Kogyo Co Ltd	118,806
		TOTAL PRIMARY METAL INDUSTRIES	3,594,203

PRINTING AND PUBLISHING - 0.76%
5,000		Dai Nippon Printing Co Ltd	45,411
86,908		John Fairfax Holdings Ltd	61,338
17,347		PagesJaunes Groupe S.A.	146,742
61,289		Pearson plc	616,903
34,428		Reed Elsevier NV	368,856
31,000		Toppan Printing Co Ltd	209,517
10,030		United Business Media Ltd	61,272
8,416		Wolters Kluwer NV	136,526
		TOTAL PRINTING AND PUBLISHING	1,646,565

RAILROAD TRANSPORTATION - 1.05%
80		Central Japan Railway Co	447,745
19,900		East Japan Railway Co	1,031,338
51,000		Hankyu Hanshin Holdings, Inc	230,308
26,000		MTR Corp	62,529
92,840		Stagecoach Group plc	159,854
107		West Japan Railway Co	337,263
		TOTAL RAILROAD TRANSPORTATION	2,269,037

REAL ESTATE - 1.49%
121,500		CapitaLand Ltd	186,131
39,900		CapitaMall Trust	34,628
36,000		Cheung Kong Holdings Ltd	310,041
64,824		Chinese Estates Holdings Ltd	78,619
13,000		City Developments Ltd	43,591
7,966		Corio NV	329,574
2,873		Gecina S.A.	110,237
151,000		Hang Lung Properties Ltd	354,579

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
41,500		Hopewell Holdings	$108,963
53,000		Hysan Development Co Ltd	89,580
19,344		Land Securities Group plc	121,362
31,701		Liberty International plc	177,055
188,000		Link Real Estate Investment Trust	371,604
19,000		Mitsui Fudosan Co Ltd	204,809
5,600		Nomura Real Estate Holdings, Inc	84,013
398,949		Segro plc	130,228
1,928		Stockland	3,848
40,619		Stockland Trust Group	87,275
2,000		Sumitomo Realty & Development Co Ltd	21,882
28,000		Sun Hung Kai Properties Ltd	250,716
13,000		Tokyo Tatemono Co Ltd	33,227
52,000		Wheelock & Co Ltd	87,487
		TOTAL REAL ESTATE	3,219,449

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.88%
23,789		Bayer AG.	1,137,819
29,800		Bridgestone Corp	424,187
57,000		Denki Kagaku Kogyo KK	101,925
326,928		Pirelli & C S.p.A.	76,360
1,004		Puma AG. Rudolf Dassler Sport	152,426
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	1,892,717

SECURITY AND COMMODITY BROKERS - 1.47%
6,577		Australian Stock Exchange Ltd	134,227
34,438	m	Babcock & Brown Ltd	7,783
57,247		Credit Suisse Group	1,743,109
1,554		Deutsche Boerse AG.	93,694
15,000		Hong Kong Exchanges and Clearing Ltd	141,666
344,041		Legal & General Group plc	212,268
8,058		Macquarie Group Ltd	151,564
131,253		Man Group plc	411,498
80,000		Singapore Exchange Ltd	268,253
		TOTAL SECURITY AND COMMODITY BROKERS	3,164,062

SPECIAL TRADE CONTRACTORS - 0.05%
14,000		Kinden Corp	113,148
		TOTAL SPECIAL TRADE CONTRACTORS	113,148

STONE, CLAY, AND GLASS PRODUCTS - 0.72%
8,000		Asahi Glass Co Ltd	41,946
51,521		Boral Ltd	129,329
31,875		CRH plc	686,818
6,093		FLSmidth & Co AS	154,869
3,393		HeidelbergCement AG.	111,211
1,218		Holcim Ltd	43,421
16,167		Italcementi S.p.A.	163,674
2,049		Pargesa Holding S.A.	108,813
70,000		Taiheiyo Cement Corp	101,833
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	1,541,914

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
TEXTILE MILL PRODUCTS - 0.05%
12,000	Nisshinbo Industries, Inc	$112,502
	TOTAL TEXTILE MILL PRODUCTS	112,502

TOBACCO PRODUCTS - 1.38%
100,073	British American Tobacco plc	2,316,102
30	Japan Tobacco, Inc	79,376
40,139	Swedish Match AB	581,130
	TOTAL TOBACCO PRODUCTS	2,976,608

TRANSPORTATION BY AIR - 0.18%
15,071	Auckland International Airport Ltd	14,703
3,600	Hong Kong Aircraft Engineerg	30,981
69,435	Macquarie Airports	87,631
152,415	Qantas Airways Ltd	184,938
9,000	Singapore Airlines Ltd	59,174
	TOTAL TRANSPORTATION BY AIR	377,427

TRANSPORTATION EQUIPMENT - 4.69%
20,300	Aisin Seiki Co Ltd	317,055
202,088	BAE Systems plc	969,936
1,357	Bayerische Motoren Werke AG.	39,285
27,000	Daihatsu Motor Co Ltd	209,759
7,776	DaimlerChrysler AG.	197,119
9,800	Denso Corp	193,258
28,923	European Aeronautic Defence and Space Co	336,621
13,989	Fiat S.p.A.	97,947
38,700	Honda Motor Co Ltd	905,091
47,000	Isuzu Motors Ltd	56,504
13,000	Jardine Cycle & Carriage Ltd	101,200
34,800	JTEKT Corp	240,473
6,873	MAN AG.	299,512
11,000	Mazda Motor Corp	18,225
78,236	Meggitt plc	143,970
10,000	NHK Spring Co Ltd	35,662
48,000	NSK Ltd	182,816
1,626	Peugeot S.A.	30,763
17,105	Porsche AG.	804,036
5,388	Renault S.A.	110,849
46,000	SembCorp Marine Ltd	54,742
3,900	Shimano, Inc	116,821
107,053	Tomkins PLC	186,246
3,500	Toyoda Gosei Co Ltd	52,437
98,200	Toyota Motor Corp	3,095,256
18,206	Valeo S.A.	266,194
2,613	Volkswagen AG.	802,989
28,569	Volvo AB (A Shares)	152,240
6,314	Zodiac S.A.	160,142
	TOTAL TRANSPORTATION EQUIPMENT	10,177,148

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES	COMPANY	VALUE
TRANSPORTATION SERVICES - 0.35%
70,064	Deutsche Lufthansa AG.	$760,521
4,150	Hopewell Highway Infrastructure Ltd	2,340
	TOTAL TRANSPORTATION SERVICES	762,861

TRUCKING AND WAREHOUSING - 0.31%
32,000	Kerry Properties Ltd	77,207
7,000	Mitsubishi Logistics Corp	67,535
3,273	Neopost S.A.	253,975
73,000	Nippon Express Co Ltd	227,146
3,000	Yamato Transport Co Ltd	28,095
	TOTAL TRUCKING AND WAREHOUSING	653,958

WATER TRANSPORTATION - 0.59%
33	AP Moller - Maersk AS (Class A)	143,034
51	AP Moller - Maersk AS (Class B)	223,782
2,512	Carnival plc	57,129
6,320	Frontline Ltd	112,854
3,000	Kamigumi Co Ltd	19,851
24,000	Kawasaki Kisen Kaisha Ltd	73,951
38,000	Mitsui OSK Lines Ltd	184,654
76,000	Nippon Yusen Kabushiki Kaisha	289,458
404,000	Pacific Basin Shipping Ltd	184,001
	TOTAL WATER TRANSPORTATION	1,288,714

WHOLESALE TRADE-DURABLE GOODS - 1.90%
23,275	Compagnie de Saint-Gobain	653,097
30,000	Itochu Corp	144,870
76,000	Li & Fung Ltd	178,464
45,400	Mitsubishi Corp	589,373
50,000	Mitsui & Co Ltd	498,055
149,500	Nissan Motor Co Ltd	528,615
24,681	Prysmian S.p.A.	245,934
3,882	Rautaruukki Oyj	62,201
3,907	Schneider Electric S.A.	260,113
719	Sims Group Ltd	8,399
92,400	Sumitomo Corp	786,920
5,698	ThyssenKrupp AG.	99,702
4,009	Wesfarmers Ltd	52,966
442	Wesfarmers Ltd	5,793
	TOTAL WHOLESALE TRADE-DURABLE GOODS	4,114,502

WHOLESALE TRADE-NONDURABLE GOODS - 1.35%
1,600	ABC-Mart, Inc	30,582
21,614	Billabong International Ltd	127,749
6,661	Casino Guichard Perrachon S.A.	433,817
22,300	Esprit Holdings Ltd	113,649
10,623	Foster's Group Ltd	37,377
69,000	Marubeni Corp	212,608
73,191	Metcash Ltd	206,627
46,000	Nippon Oil Corp	226,318
162,000	Noble Group Ltd	126,750
35,100	Sojitz Holdings Corp	41,488

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE
4,300		Suzuken Co Ltd	$111,860
63,217		Unilever NV	1,247,253
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	2,916,078

		TOTAL COMMON STOCKS	215,224,113
		(Cost $275,965,683)

RIGHTS / WARRANTS - 0.12%

DEPOSITORY INSTITUTIONS - 0.12%
101,919		HSBC Holdings plc	206,196
319,594		Nordea Bank AB	36,550
11,430	m	Pohjola Bank plc	15,533
		TOTAL DEPOSITORY INSTITUTIONS	258,279

		TOTAL RIGHTS / WARRANTS	258,279
		(Cost $43,152)

		TOTAL INVESTMENTS - 99.52%	215,482,392
		(Cost $276,008,835)
		OTHER ASSETS AND LIABILITIES, NET - 0.48%	1,046,718
		NET ASSETS - 100.00%	$216,529,110

		The following abbreviations are used in portfolio descriptions:
	ADR	American Depositary Receipt
	plc	Public Limited Company

	*	Non-income producing
	m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)
March 31, 2009

		% OF
		TOTAL
COUNTRY	VALUE	PORTFOLIO
DOMESTIC
UNITED STATES	$389,349	0.18%
TOTAL DOMESTIC	389,349	0.18

FOREIGN
AUSTRALIA	14,736,123	6.84
AUSTRIA	1,058,433	0.49
BELGIUM	2,757,202	1.28
BERMUDA	112,854	0.05
DENMARK	1,403,997	0.65
FINLAND	1,969,323	0.92
FRANCE	22,450,278	10.42
GERMANY	16,624,780	7.72
GREECE	1,754,854	0.81
HONG KONG	5,177,248	2.40
IRELAND	754,733	0.35
ITALY	7,550,293	3.50
JAPAN	51,855,487	24.07
LUXEMBOURG	892,555	0.41
NETHERLANDS	10,647,531	4.94
NEW ZEALAND	119,248	0.06
NORWAY	813,367	0.38
PORTUGAL	225,970	0.10
SINGAPORE	2,449,322	1.14
SPAIN	10,046,387	4.66
SWEDEN	4,968,634	2.31
SWITZERLAND	16,887,471	7.84
UNITED KINGDOM	39,836,953	18.48
TOTAL FOREIGN	215,093,043	99.82
TOTAL INVESTMENTS	$215,482,392	100.00%

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP GROWTH INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.68%

AMUSEMENT AND RECREATION SERVICES - 0.03%
3,800	*	Penn National Gaming, Inc	$91,770
1,500	*	Ticketmaster	5,535
8,200		Warner Music Group Corp	19,270
		TOTAL AMUSEMENT AND RECREATION SERVICES	116,575

APPAREL AND ACCESSORY STORES - 0.83%
68,400		Gap, Inc	888,516
11,300	*	Kohl's Corp	478,216
1,200		Limited Brands, Inc	10,440
36,800		Ross Stores, Inc	1,320,384
		TOTAL APPAREL AND ACCESSORY STORES	2,697,556

APPAREL AND OTHER TEXTILE PRODUCTS - 0.21%
9,400		Phillips-Van Heusen Corp	213,192
10,900		Polo Ralph Lauren Corp (Class A)	460,525
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	673,717

AUTO REPAIR, SERVICES AND PARKING - 0.04%
4,100		Ryder System, Inc	116,071
		TOTAL AUTO REPAIR, SERVICES AND PARKING	116,071

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.38%
14,000		Advance Auto Parts	575,120
3,100	*	Autozone, Inc	504,122
11,400	*	Carmax, Inc	141,816
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	1,221,058

BUSINESS SERVICES - 11.74%
63,200	*	Adobe Systems, Inc	1,351,848
400	*	Affiliated Computer Services, Inc (Class A)	19,156
11,100	*	Akamai Technologies, Inc	215,340
5,700	*	Alliance Data Systems Corp	210,615
41,500	*	Autodesk, Inc	697,615
19,100		Automatic Data Processing, Inc	671,556
45,400	*	BMC Software, Inc	1,498,200
2,700		Brink's Co	71,442
1,400	*	Citrix Systems, Inc	31,696
6,700	*	DST Systems, Inc	231,954
67,400	*	eBay, Inc	846,544
2,000		Equifax, Inc	48,900
17,500	*	F5 Networks, Inc	366,625
2,000		Fidelity National Information Services, Inc	36,400
17,500	*	Fiserv, Inc	638,050

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
16,100	*	Google, Inc (Class A)	$5,603,766
33,100		IMS Health, Inc	412,757
90,800	*	Interpublic Group of Cos, Inc	374,096
15,300	*	Juniper Networks, Inc	230,418
5,000		Manpower, Inc	157,650
4,400		Mastercard, Inc (Class A)	736,912
662,900		Microsoft Corp	12,177,473
25,300	*	NCR Corp	201,135
23,400		Omnicom Group, Inc	547,560
381,700	*	Oracle Corp	6,897,319
14,900	*	Red Hat, Inc	265,816
23,700		Robert Half International, Inc	422,571
6,300	*	Salesforce.com, Inc	206,199
12,200	*	Sohu.com, Inc	503,982
65,200	*	Unisys Corp	34,556
25,100		Visa, Inc (Class A)	1,395,560
4,100	*	VMware, Inc (Class A)	96,842
68,100	*	Yahoo!, Inc	872,361
		TOTAL BUSINESS SERVICES	38,072,914

CHEMICALS AND ALLIED PRODUCTS - 12.04%
119,500		Abbott Laboratories	5,700,150
300	*	Abraxis Bioscience, Inc	14,304
3,700		Air Products & Chemicals, Inc	208,125
9,000		Albemarle Corp	195,930
13,800		Avon Products, Inc	265,374
53,700	*	Biogen Idec, Inc	2,814,954
128,900		Bristol-Myers Squibb Co	2,825,488
22,300	*	Celgene Corp	990,120
6,700		CF Industries Holdings, Inc	476,571
4,000		Church & Dwight Co, Inc	208,920
26,100		Colgate-Palmolive Co	1,539,378
17,400		Ecolab, Inc	604,302
25,200		Eli Lilly & Co	841,932
6,900		FMC Corp	297,666
22,100	*	Forest Laboratories, Inc	485,316
96,600	*	Gilead Sciences, Inc	4,474,512
12,300	*	Hospira, Inc	379,578
56,200		Johnson & Johnson	2,956,120
11,400		Merck & Co, Inc	304,950
26,600		Monsanto Co	2,210,460
13,600		Mosaic Co	570,928
3,700		Nalco Holding Co	48,359
14,900		PPG Industries, Inc	549,810
14,900		Praxair, Inc	1,002,621
72,500		Procter & Gamble Co	3,414,025
3,800		Rohm & Haas Co	299,592
134,600		Schering-Plough Corp	3,169,830
18,500	*	Sepracor, Inc	271,210
29,700		Sherwin-Williams Co	1,543,509
9,900	*	Watson Pharmaceuticals, Inc	307,989
		TOTAL CHEMICALS AND ALLIED PRODUCTS	38,972,023

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
COAL MINING - 0.25%
22,000	*	Alpha Natural Resources, Inc	$390,500
16,300		Peabody Energy Corp	408,152
		TOTAL COAL MINING	798,652

COMMUNICATIONS - 2.05%
30,500	*	American Tower Corp (Class A)	928,115
17,000		Comcast Corp (Class A)	231,880
13,900	*	CTC Media, Inc	63,384
47,800	*	DIRECTV Group, Inc	1,089,362
81,900	*	DISH Network Corp (Class A)	909,909
13,600		Embarq Corp	514,760
36,800	*	Liberty Media Corp - Entertainment (Series A)	734,160
1,100	*	MetroPCS Communications, Inc	18,788
27,100	*	NII Holdings, Inc (Class B)	406,500
125,100		Qwest Communications International, Inc	427,842
2,919		Time Warner Cable, Inc	72,397
4,100	*	US Cellular Corp	136,694
45,900	*	Viacom, Inc (Class B)	797,742
39,300		Windstream Corp	316,758
		TOTAL COMMUNICATIONS	6,648,291

DEPOSITORY INSTITUTIONS - 1.02%
12,000	*	Metavante Technologies, Inc	239,520
21,900		Northern Trust Corp	1,310,058
12,600		State Street Corp	387,828
109,900		Western Union Co	1,381,443
		TOTAL DEPOSITORY INSTITUTIONS	3,318,849

EATING AND DRINKING PLACES - 1.68%
19,800		Brinker International, Inc	298,980
15,300		Darden Restaurants, Inc	524,178
59,300		McDonald's Corp	3,236,001
50,100		Yum! Brands, Inc	1,376,748
		TOTAL EATING AND DRINKING PLACES	5,435,907

EDUCATIONAL SERVICES - 0.66%
15,200	*	Apollo Group, Inc (Class A)	1,190,616
6,900		DeVry, Inc	332,442
4,900	*	ITT Educational Services, Inc	594,958
		TOTAL EDUCATIONAL SERVICES	2,118,016

ELECTRIC, GAS, AND SANITARY SERVICES - 1.93%
56,600	*	AES Corp	328,846
7,100	*	Calpine Corp	48,351
49,500		Centerpoint Energy, Inc	516,285
15,900	*	Covanta Holding Corp	208,131
11,100		Energen Corp	323,343
2,700		Entergy Corp	183,843
46,800		Exelon Corp	2,124,252

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
16,400	*	NRG Energy, Inc	$288,640
63,700		Public Service Enterprise Group, Inc	1,877,239
30,900		Williams Cos, Inc	351,642
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	6,250,572

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.76%
69,000		Altera Corp	1,210,950
30,400		Amphenol Corp (Class A)	866,096
63,000	*	Apple Computer, Inc	6,622,560
90,900	*	Atmel Corp	329,967
21,500	*	Avnet, Inc	376,465
56,500	*	Broadcom Corp (Class A)	1,128,870
537,000	*	Cisco Systems, Inc	9,005,490
19,100		Cooper Industries Ltd (Class A)	493,926
41,600	*	Cypress Semiconductor Corp	281,632
8,800		Eaton Corp	324,368
1,000	*	Energizer Holdings, Inc	49,690
800	*	First Solar, Inc	106,160
4,700		Harman International Industries, Inc	63,591
6,400		Harris Corp	185,216
46,700	*	Integrated Device Technology, Inc	212,485
326,300		Intel Corp	4,910,815
75,600	*	JDS Uniphase Corp	245,700
21,500		L-3 Communications Holdings, Inc	1,457,700
24,100		Linear Technology Corp	553,818
20,100	*	LSI Logic Corp	61,104
99,700	*	Marvell Technology Group Ltd	913,252
22,900	*	MEMC Electronic Materials, Inc	377,621
4,200	*	Micron Technology, Inc	17,052
87,000		National Semiconductor Corp	893,490
40,800	*	NetApp, Inc	605,472
76,900		Qualcomm, Inc	2,992,179
8,000	*	Silicon Laboratories, Inc	211,200
234,700	*	Sirius XM Radio, Inc	82,145
200,900		Texas Instruments, Inc	3,316,859
2,700	*	Varian Semiconductor Equipment Associates, Inc	58,482
6,900		Xilinx, Inc	132,204
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	38,086,559

ENGINEERING AND MANAGEMENT SERVICES - 2.23%
94,200		Accenture Ltd (Class A)	2,589,558
2,600	*	Aecom Technology Corp	67,808
30,600		Fluor Corp	1,057,230
1,500	*	Genpact Ltd	13,290
14,400	*	Gen-Probe, Inc	656,352
24,500	*	Hewitt Associates, Inc (Class A)	729,120
24,800	*	Jacobs Engineering Group, Inc	958,768
15,200		KBR, Inc	209,912
21,100	*	Shaw Group, Inc	578,351
9,400	*	URS Corp	379,854
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	7,240,243

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
FABRICATED METAL PRODUCTS - 0.44%
28,200	*	Crown Holdings, Inc	$640,986
5,600		Illinois Tool Works, Inc	172,760
18,200		Parker Hannifin Corp	618,436
		TOTAL FABRICATED METAL PRODUCTS	1,432,182

FOOD AND KINDRED PRODUCTS - 3.49%
96,800		Coca-Cola Co	4,254,360
21,000		General Mills, Inc	1,047,480
6,200	*	Hansen Natural Corp	223,200
2,900		Hershey Co	100,775
8,600		McCormick & Co, Inc	254,302
105,800		PepsiCo, Inc	5,446,584
		TOTAL FOOD AND KINDRED PRODUCTS	11,326,701

FOOD STORES - 0.81%
57,800		Kroger Co	1,226,516
9,700	*	Panera Bread Co (Class A)	542,230
76,700	*	Starbucks Corp	852,137
		TOTAL FOOD STORES	2,620,883

FURNITURE AND FIXTURES - 0.10%
15,000	*	Kinetic Concepts, Inc	316,800
		TOTAL FURNITURE AND FIXTURES	316,800

FURNITURE AND HOME FURNISHINGS STORES - 0.38%
20,000		Best Buy Co, Inc	759,200
12,400	*	GameStop Corp (Class A)	347,448
11,700		Williams-Sonoma, Inc	117,936
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,224,584

GENERAL BUILDING CONTRACTORS - 0.16%
300	*	NVR, Inc	128,325
34,400		Pulte Homes, Inc	375,992
		TOTAL GENERAL BUILDING CONTRACTORS	504,317

GENERAL MERCHANDISE STORES - 3.66%
18,100	*	Big Lots, Inc	376,118
9,100		Family Dollar Stores, Inc	303,667
43,200		Target Corp	1,485,648
56,000		TJX Cos, Inc	1,435,840
157,800		Wal-Mart Stores, Inc	8,221,380
		TOTAL GENERAL MERCHANDISE STORES	11,822,653

HEALTH SERVICES - 1.77%
10,500		AmerisourceBergen Corp	342,930
22,400	*	Coventry Health Care, Inc	289,856
41,000	*	Express Scripts, Inc	1,892,970
30,100		McKesson Corp	1,054,704
52,100	*	Medco Health Solutions, Inc	2,153,814
		TOTAL HEALTH SERVICES	5,734,274

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
HOLDING AND OTHER INVESTMENT OFFICES - 1.81%
6,500	*	Affiliated Managers Group, Inc	$271,115
23,200		Apartment Investment & Management Co (Class A)	127,136
47,100		General Growth Properties, Inc	33,441
2,400		HCP, Inc	42,840
116,311		iShares Russell 1000 Growth Index Fund	4,079,027
400		Macerich Co	2,504
7,400		Plum Creek Timber Co, Inc	215,118
20,000		Simon Property Group, Inc	692,800
10,400		Taubman Centers, Inc	177,216
16,900		WABCO Holdings, Inc	208,039
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,849,236

HOTELS AND OTHER LODGING PLACES - 0.27%
46,400		Marriott International, Inc (Class A)	759,104
9,300		Starwood Hotels & Resorts Worldwide, Inc	118,110
		TOTAL HOTELS AND OTHER LODGING PLACES	877,214

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.71%
14,600	*	AGCO Corp	286,160
5,200		Carlisle Cos, Inc	102,076
39,100		Caterpillar, Inc	1,093,236
24,600		Cummins, Inc	626,070
4,000		Deere & Co	131,480
75,300	*	Dell, Inc	713,844
29,100		Dover Corp	767,658
23,200	*	Dresser-Rand Group, Inc	512,720
19,300	*	EMC Corp	220,020
17,200		Flowserve Corp	965,264
43,800	*	FMC Technologies, Inc	1,374,006
204,500		Hewlett-Packard Co	6,556,270
120,700		International Business Machines Corp	11,694,623
19,300		ITT Industries, Inc	742,471
4,300		John Bean Technologies Corp	44,978
32,000		Joy Global, Inc	681,600
18,200		Lennox International, Inc	481,572
2,500		SPX Corp	117,525
21,500	*	Teradata Corp	348,730
3,500		Timken Co	48,860
37,000	*	Western Digital Corp	715,580
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	28,224,743

INSTRUMENTS AND RELATED PRODUCTS - 5.08%
73,000	*	Agilent Technologies, Inc	1,122,010
6,600		Bard (C.R.), Inc	526,152
39,200		Baxter International, Inc	2,007,824
13,900		Beckman Coulter, Inc	709,039
19,200		Becton Dickinson & Co	1,291,008
36,900	*	Boston Scientific Corp	293,355
15,900		Danaher Corp	862,098
51,700		Emerson Electric Co	1,477,586

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,000	*	Flir Systems, Inc	$286,720
40,900		Garmin Ltd	867,489
100	*	Illumina, Inc	3,724
500	*	Intuitive Surgical, Inc	47,680
87,200		Medtronic, Inc	2,569,784
2,800		PerkinElmer, Inc	35,756
10,800		Raytheon Co	420,552
1,000		Rockwell Automation, Inc	21,840
2,700		Roper Industries, Inc	114,615
36,100	*	St. Jude Medical, Inc	1,311,513
28,100		Stryker Corp	956,524
7,700		Techne Corp	421,267
3,500	*	Thermo Electron Corp	124,845
10,500	*	Trimble Navigation Ltd	160,440
21,700	*	Waters Corp	801,815
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	16,433,636

INSURANCE CARRIERS - 1.36%
40,800		Aetna, Inc	992,664
49,700		Aflac, Inc	962,192
6,900		Cigna Corp	121,371
13,000	*	Humana, Inc	339,040
18,600		Prudential Financial, Inc	353,772
3,100		Transatlantic Holdings, Inc	110,577
65,300		UnitedHealth Group, Inc	1,366,729
4,500	*	WellPoint, Inc	170,865
		TOTAL INSURANCE CARRIERS	4,417,210

LEATHER AND LEATHER PRODUCTS - 0.17%
33,400	*	Coach, Inc	557,780
		TOTAL LEATHER AND LEATHER PRODUCTS	557,780

METAL MINING - 0.59%
30,900		Cleveland-Cliffs, Inc	561,144
30,500		Newmont Mining Corp	1,365,180
		TOTAL METAL MINING	1,926,324

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.33%
43,100		Hasbro, Inc	1,080,517
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	1,080,517

MISCELLANEOUS RETAIL - 2.35%
34,200	*	Amazon.com, Inc	2,511,648
54,600		CVS Corp	1,500,954
17,300	*	Dollar Tree, Inc	770,715
10,000		MSC Industrial Direct Co (Class A)	310,700
3,100		Petsmart, Inc	64,976
47,900		Staples, Inc	867,469
59,900		Walgreen Co	1,555,004
		TOTAL MISCELLANEOUS RETAIL	7,581,466

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 0.07%
11,501		Time Warner, Inc	$221,963
		TOTAL MOTION PICTURES	221,963

NONDEPOSITORY INSTITUTIONS - 0.55%
91,400		American Express Co	1,245,782
18,300		Lender Processing Services, Inc	560,163
		TOTAL NONDEPOSITORY INSTITUTIONS	1,805,945

OIL AND GAS EXTRACTION - 4.05%
5,100		Baker Hughes, Inc	145,605
54,600	*	Cameron International Corp	1,197,378
3,800	*	Denbury Resources, Inc	56,468
11,200	*	Encore Acquisition Co	260,624
5,600		EOG Resources, Inc	306,656
43,700		Halliburton Co	676,039
17,000	*	Key Energy Services, Inc	48,960
57,900	*	National Oilwell Varco, Inc	1,662,309
10,100		Noble Corp	243,309
84,400		Occidental Petroleum Corp	4,696,860
6,900		Patterson-UTI Energy, Inc	61,824
85,400		Schlumberger Ltd	3,468,948
4,800		Smith International, Inc	103,104
22,100		W&T Offshore, Inc	135,915
1,400	*	Whiting Petroleum Corp	36,190
		TOTAL OIL AND GAS EXTRACTION	13,100,189

PAPER AND ALLIED PRODUCTS - 0.52%
33,100		Kimberly-Clark Corp	1,526,241
12,700		Packaging Corp of America	165,354
		TOTAL PAPER AND ALLIED PRODUCTS	1,691,595

PERSONAL SERVICES - 0.31%
49,200		H&R Block, Inc	894,948
6,100		Weight Watchers International, Inc	113,155
		TOTAL PERSONAL SERVICES	1,008,103

PETROLEUM AND COAL PRODUCTS - 2.99%
1,400		Ashland, Inc	14,462
93,100		Exxon Mobil Corp	6,340,110
27,100		Hess Corp	1,468,820
42,200		Murphy Oil Corp	1,889,294
		TOTAL PETROLEUM AND COAL PRODUCTS	9,712,686

PRIMARY METAL INDUSTRIES - 0.49%
3,200		Allegheny Technologies, Inc	70,176
24,700		Corning, Inc	327,769
14,600		Precision Castparts Corp	874,540
2,300		Schnitzer Steel Industries, Inc (Class A)	72,197
12,200		United States Steel Corp	257,786
		TOTAL PRIMARY METAL INDUSTRIES	1,602,468

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
PRINTING AND PUBLISHING - 0.27%
700		Dun & Bradstreet Corp	$53,900
36,000		McGraw-Hill Cos, Inc	823,320
		TOTAL PRINTING AND PUBLISHING	877,220

RAILROAD TRANSPORTATION - 1.28%
9,600		Burlington Northern Santa Fe Corp	577,440
49,900		CSX Corp	1,289,915
15,600		Norfolk Southern Corp	526,500
42,600		Union Pacific Corp	1,751,286
		TOTAL RAILROAD TRANSPORTATION	4,145,141

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.14%
9,600		Nike, Inc (Class B)	450,144
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	450,144

SECURITY AND COMMODITY BROKERS - 1.58%
700		BlackRock, Inc	91,028
41,600		Broadridge Financial Solutions, Inc	774,176
17,300		Charles Schwab Corp	268,150
3,200		CME Group, Inc	788,448
67,100	*	E*Trade Financial Corp	85,888
1,700		Goldman Sachs Group, Inc	180,234
4,800	*	IntercontinentalExchange, Inc	357,456
11,300	*	Investment Technology Group, Inc	288,376
35,000		Janus Capital Group, Inc	232,750
35,700		Morgan Stanley	812,889
13,200	*	Nasdaq Stock Market, Inc	258,456
300		NYSE Euronext	5,370
40,500		SEI Investments Co	494,505
34,300	*	TD Ameritrade Holding Corp	473,683
		TOTAL SECURITY AND COMMODITY BROKERS	5,111,409

STONE, CLAY, AND GLASS PRODUCTS - 0.87%
53,900		3M Co	2,679,908
10,500	*	Owens-Illinois, Inc	151,620
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	2,831,528

TOBACCO PRODUCTS - 2.26%
126,800		Altria Group, Inc	2,031,336
8,800		Lorillard, Inc	543,312
133,300		Philip Morris International, Inc	4,742,814
		TOTAL TOBACCO PRODUCTS	7,317,462

TRANSPORTATION BY AIR - 0.10%
11,000		Copa Holdings S.A. (Class A)	315,370
		TOTAL TRANSPORTATION BY AIR	315,370

TRANSPORTATION EQUIPMENT - 2.84%
11,800		Boeing Co	419,844

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE
14,000		Goodrich Corp	$530,460
700		Harsco Corp	15,519
77,900		Honeywell International, Inc	2,170,294
27,800		Lockheed Martin Corp	1,919,034
28,300		Northrop Grumman Corp	1,235,012
35,000		Oshkosh Truck Corp	235,900
62,300		United Technologies Corp	2,677,654
		TOTAL TRANSPORTATION EQUIPMENT	9,203,717

TRANSPORTATION SERVICES - 0.46%
18,100		CH Robinson Worldwide, Inc	825,541
14,900		Expeditors International Washington, Inc	421,521
21,300		UTI Worldwide, Inc	254,535
		TOTAL TRANSPORTATION SERVICES	1,501,597

TRUCKING AND WAREHOUSING - 0.68%
9,100		J.B. Hunt Transport Services, Inc	219,401
40,100		United Parcel Service, Inc (Class B)	1,973,722
		TOTAL TRUCKING AND WAREHOUSING	2,193,123

WHOLESALE TRADE-DURABLE GOODS - 0.11%
6,900	*	Arrow Electronics, Inc	131,514
12,700	*	Patterson Cos, Inc	239,522
700	*	WESCO International, Inc	12,684
		TOTAL WHOLESALE TRADE-DURABLE GOODS	383,720

WHOLESALE TRADE-NONDURABLE GOODS - 1.78%
16,500		Airgas, Inc	557,865
17,000		Cardinal Health, Inc	535,160
3,200	*	Central European Distribution Corp	34,432
55,800	*	Dean Foods Co	1,008,864
26,400	*	Endo Pharmaceuticals Holdings, Inc	466,752
9,600		Herbalife Ltd	143,808
100,700		Sysco Corp	2,295,960
25,000		Terra Industries, Inc	702,250
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	5,745,091

		TOTAL COMMON STOCKS	322,915,994
		(Cost $358,371,544)

		TOTAL INVESTMENTS - 99.68%	322,915,994
		(Cost $358,371,544)
		OTHER ASSETS AND LIABILITIES, NET - 0.32%	1,020,551
		NET ASSETS - 100.00%	$323,936,545

	*	Non-income producing

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS
ENHANCED LARGE-CAP VALUE INDEX FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.88%

AMUSEMENT AND RECREATION SERVICES - 0.74%
6,782		International Speedway Corp (Class A)	$149,611
7,354	*	Ticketmaster	27,136
105,610		Walt Disney Co	1,917,878
		TOTAL AMUSEMENT AND RECREATION SERVICES	2,094,625

APPAREL AND ACCESSORY STORES - 0.41%
26,109		Foot Locker, Inc	273,622
42,646		Gap, Inc	553,972
38,453		Limited Brands, Inc	334,541
		TOTAL APPAREL AND ACCESSORY STORES	1,162,135

APPAREL AND OTHER TEXTILE PRODUCTS - 0.40%
9,807		Phillips-Van Heusen Corp	222,423
15,794		VF Corp	901,995
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	1,124,418

AUTO REPAIR, SERVICES AND PARKING - 0.09%
82	*	Hertz Global Holdings, Inc	322
9,102		Ryder System, Inc	257,678
		TOTAL AUTO REPAIR, SERVICES AND PARKING	258,000

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.21%
32,235	*	Autonation, Inc	447,422
16,131		Penske Auto Group, Inc	150,502
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	597,924

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.47%
87,494		Home Depot, Inc	2,061,359
111,649		Lowe's Cos, Inc	2,037,594
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,098,953

BUSINESS SERVICES - 1.58%
1,300	*	Affiliated Computer Services, Inc (Class A)	62,257
23,976		CA, Inc	422,217
19,410	*	Compuware Corp	127,912
30,914		Equifax, Inc	755,848
48,897		IMS Health, Inc	609,746
15,459		Manpower, Inc	487,422
4,667		Moody's Corp	106,968
12,644	*	NCR Corp	100,520
57,035	*	Sun Microsystems, Inc	417,496
84,389	*	Symantec Corp	1,260,773

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
3,907	*	Synopsys, Inc	$80,992
		TOTAL BUSINESS SERVICES	4,432,151

CHEMICALS AND ALLIED PRODUCTS - 15.23%
18,380		Alberto-Culver Co	415,572
96,094	*	Amgen, Inc	4,758,575
9,866		Bristol-Myers Squibb Co	216,263
45,393		Dow Chemical Co	382,663
28,599		Du Pont (E.I.) de Nemours & Co	638,616
92,535		Eli Lilly & Co	3,091,594
2,797		FMC Corp	120,663
62,909	*	Forest Laboratories, Inc	1,381,482
494		Huntsman Corp	1,546
165,369		Johnson & Johnson	8,698,410
77,843	*	King Pharmaceuticals, Inc	550,350
796		Lubrizol Corp	27,072
92,411		Merck & Co, Inc	2,471,994
18,260	*	Pactiv Corp	266,413
551,220		Pfizer, Inc	7,507,616
14,391		PPG Industries, Inc	531,028
134,193		Procter & Gamble Co	6,319,148
34,510		Schering-Plough Corp	812,711
38,922		Valspar Corp	777,272
90,853		Wyeth	3,910,313
		TOTAL CHEMICALS AND ALLIED PRODUCTS	42,879,301

COMMUNICATIONS - 8.44%
426,549		AT&T, Inc	10,749,035
98,541		CBS Corp (Class B)	378,397
23,247		CenturyTel, Inc	653,706
119,460		Comcast Corp (Class A)	1,629,435
16,834		Embarq Corp	637,168
5,198	*	IAC/InterActiveCorp	79,166
217	*	Liberty Global, Inc (Series C)	3,066
17,885	*	Liberty Media Corp - Capital (Series A)	124,837
70,047	*	Liberty Media Holding Corp (Interactive A)	203,136
6,459		Scripps Networks Interactive (Class A)	145,392
250,440	*	Sprint Nextel Corp	894,071
17,586		Time Warner Cable, Inc	436,135
5,435	*	US Cellular Corp	181,203
233,342		Verizon Communications, Inc	7,046,928
18,301	*	Viacom, Inc (Class B)	318,071
33,989		Windstream Corp	273,951
		TOTAL COMMUNICATIONS	23,753,697

DEPOSITORY INSTITUTIONS - 10.18%
488,850		Bank of America Corp	3,333,956
1,162		Bank of Hawaii Corp	38,323
69,962		Bank of New York Mellon Corp	1,976,427
24,909		BB&T Corp	421,460
449,818		Citigroup, Inc	1,138,040
6,100		Cullen/Frost Bankers, Inc	286,334
479		First Citizens Bancshares, Inc (Class A)	63,132

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
75,223		First Horizon National Corp	$807,898
36,192		Hudson City Bancorp, Inc	423,084
328,387		JPMorgan Chase & Co	8,728,525
8,845		M&T Bank Corp	400,148
5,491		Northern Trust Corp	328,472
29,670		People's United Financial, Inc	533,170
47,345		PNC Financial Services Group, Inc	1,386,735
38,242		Regions Financial Corp	162,911
34,813		State Street Corp	1,071,544
37,289		SunTrust Banks, Inc	437,773
108,055		US Bancorp	1,578,684
34,753		Valley National Bancorp	429,895
21,870		Webster Financial Corp	92,948
347,142		Wells Fargo & Co	4,943,301
5,444		Zions Bancorporation	53,515
		TOTAL DEPOSITORY INSTITUTIONS	28,636,275

EATING AND DRINKING PLACES - 0.05%
2,325		McDonald's Corp	126,875
		TOTAL EATING AND DRINKING PLACES	126,875

EDUCATIONAL SERVICES - 0.12%
14,629	*	Career Education Corp	350,511
		TOTAL EDUCATIONAL SERVICES	350,511

ELECTRIC, GAS, AND SANITARY SERVICES - 8.15%
7,151		Alliant Energy Corp	176,558
5,800		Ameren Corp	134,502
66,913		American Electric Power Co, Inc	1,690,222
27,271		Atmos Energy Corp	630,506
8,758		Constellation Energy Group, Inc	180,940
11,901		DTE Energy Co	329,658
150,851		Duke Energy Corp	2,160,186
52,249		Edison International	1,505,294
16,941		Energen Corp	493,491
1,412		Entergy Corp	96,143
23,271		Exelon Corp	1,056,271
39,611		FirstEnergy Corp	1,528,985
33,564		FPL Group, Inc	1,702,702
21,562		Hawaiian Electric Industries, Inc	296,262
27,124		National Fuel Gas Co	831,893
63,940		NiSource, Inc	626,612
35,606		Northeast Utilities	768,734
11,122	*	NRG Energy, Inc	195,747
56,652		Pepco Holdings, Inc	707,017
32,219		PG&E Corp	1,231,410
18,128		Progress Energy, Inc	657,321
6,193		Republic Services, Inc	106,210
12,848		SCANA Corp	396,875
43,058		Sempra Energy	1,991,002
25,671		Southern Co	786,046
10		Southern Union Co	152

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
2,340		TECO Energy, Inc	$26,091
28,820		UGI Corp	680,440
11,232		Waste Management, Inc	287,539
21,182		Wisconsin Energy Corp	872,063
43,000		Xcel Energy, Inc	801,090
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	22,947,962

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 4.41%
49,254	*	Atmel Corp	178,792
12,381	*	Avnet, Inc	216,791
7,888		Cooper Industries Ltd (Class A)	203,984
13,066		Eaton Corp	481,612
842,665		General Electric Co	8,519,342
4,704		Harman International Industries, Inc	63,645
47,678	*	Integrated Device Technology, Inc	216,935
28,164		Intel Corp	423,868
393	*	Jarden Corp	4,979
15,849	*	JDS Uniphase Corp	51,509
4,131		L-3 Communications Holdings, Inc	280,082
33,354	*	Novellus Systems, Inc	554,677
68,665	*	Tellabs, Inc	314,486
12,575	*	Thomas & Betts Corp	314,627
35,589		Tyco Electronics Ltd	392,903
59,761	*	Vishay Intertechnology, Inc	207,968
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	12,426,200

ENGINEERING AND MANAGEMENT SERVICES - 0.06%
9,207	*	SAIC, Inc	171,895
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	171,895

FABRICATED METAL PRODUCTS - 0.58%
4,298		Crane Co	72,550
38,098		Illinois Tool Works, Inc	1,175,324
13,334		Stanley Works	388,286
		TOTAL FABRICATED METAL PRODUCTS	1,636,160

FOOD AND KINDRED PRODUCTS - 4.34%
77,710		Archer Daniels Midland Co	2,158,783
6,999		Bunge Ltd	396,493
48,781		Coca-Cola Co	2,143,925
55,629		Coca-Cola Enterprises, Inc	733,747
988		Corn Products International, Inc	20,946
69,706		Del Monte Foods Co	508,157
34,777	*	Dr Pepper Snapple Group, Inc	588,079
30,064		General Mills, Inc	1,499,592
3,358		H.J. Heinz Co	111,015
5,890		Hershey Co	204,678
40		J.M. Smucker Co	1,491
1,531		Kellogg Co	56,081
101,871		Kraft Foods, Inc (Class A)	2,270,704
4,017		Molson Coors Brewing Co (Class B)	137,703
10,726		Pepsi Bottling Group, Inc	237,474

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
22,460		PepsiAmericas, Inc	$387,435
3,305		PepsiCo, Inc	170,141
16,409		Reynolds American, Inc	588,099
		TOTAL FOOD AND KINDRED PRODUCTS	12,214,543

FOOD STORES - 0.49%
15,884		Kroger Co	337,058
28,573		Safeway, Inc	576,890
32,898		Supervalu, Inc	469,783
		TOTAL FOOD STORES	1,383,731

FURNITURE AND HOME FURNISHINGS STORES - 0.04%
14,637		RadioShack Corp	125,439
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	125,439

GENERAL BUILDING CONTRACTORS - 1.05%
46,046		Centex Corp	345,345
65,654		DR Horton, Inc	636,844
13,943		KB Home	183,769
29,956		Lennar Corp (Class A)	224,970
23,548		MDC Holdings, Inc	733,284
51,139		Pulte Homes, Inc	558,949
15,173	*	Toll Brothers, Inc	275,542
		TOTAL GENERAL BUILDING CONTRACTORS	2,958,703

GENERAL MERCHANDISE STORES - 1.10%
6,532		Family Dollar Stores, Inc	217,973
3,623		JC Penney Co, Inc	72,714
39,463		Macy's, Inc	351,221
47,056		Wal-Mart Stores, Inc	2,451,617
		TOTAL GENERAL MERCHANDISE STORES	3,093,525

HEALTH SERVICES - 0.32%
37,780	*	Coventry Health Care, Inc	488,873
1,927	*	Pediatrix Medical Group, Inc	56,789
9,170		Universal Health Services, Inc (Class B)	351,578
		TOTAL HEALTH SERVICES	897,240

HOLDING AND OTHER INVESTMENT OFFICES - 1.83%
57,570		Annaly Mortgage Management, Inc	798,496
53,331		Apartment Investment & Management Co (Class A)	292,254
40,138		Brandywine Realty Trust	114,393
63,951		CBL & Associates Properties, Inc	150,924
10,199		Douglas Emmett, Inc	75,371
38,395		Duke Realty Corp	211,173
22,089		Equity Residential	405,333
16,646		HCP, Inc	297,131
39,618		Host Marriott Corp	155,303
38,781		HRPT Properties Trust	123,711
7,418		iShares Russell 1000 Value Index Fund	301,097
15,736		Mack-Cali Realty Corp	311,730

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
22,288		Nationwide Health Properties, Inc	$494,571
18,778		Public Storage, Inc	1,037,484
1,050		Ventas, Inc	23,741
26,727		Virgin Media, Inc	128,290
6,497		Vornado Realty Trust	215,960
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	5,136,962

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.52%
14,661	*	AGCO Corp	287,356
29,744	*	Brocade Communications Systems, Inc	102,617
2,560		Carlisle Cos, Inc	50,253
45,586		Dover Corp	1,202,559
38,056	*	EMC Corp	433,838
3,368		Flowserve Corp	189,012
23,389	*	Gardner Denver, Inc	508,477
3,366		ITT Industries, Inc	129,490
6,701	*	Lexmark International, Inc (Class A)	113,046
13,732	*	Oil States International, Inc	184,283
14,401	*	SanDisk Corp	182,173
13,726		Seagate Technology, Inc	82,493
48,802	*	Teradata Corp	791,568
1,809	*	Terex Corp	16,733
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	4,273,898

INSTRUMENTS AND RELATED PRODUCTS - 1.47%
136,293	*	Boston Scientific Corp	1,083,529
6,126		Danaher Corp	332,152
4,523	*	Hologic, Inc	59,206
25,406		Raytheon Co	989,309
70,774	*	Teradyne, Inc	309,990
15,906	*	Thermo Electron Corp	567,367
22,072	*	Zimmer Holdings, Inc	805,628
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	4,147,181

INSURANCE AGENTS, BROKERS AND SERVICE - 0.28%
13,245		AON Corp	540,661
11,067		Brown & Brown, Inc	209,277
5,840		Hartford Financial Services Group, Inc	45,844
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	795,782

INSURANCE CARRIERS - 6.50%
28,737		Aetna, Inc	699,171
16,428		Allied World Assurance Holdings Ltd	624,757
18,928		American Financial Group, Inc	303,794
1,307		American National Insurance Co	68,500
13,300	*	Arch Capital Group Ltd	716,338
19,088		Assurant, Inc	415,737
53,877		Axis Capital Holdings Ltd	1,214,388
45,459		Chubb Corp	1,923,824
34,879		Cigna Corp	613,522
6,780		Cincinnati Financial Corp	155,059
10,551		Everest Re Group Ltd	747,011

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
45,203		Genworth Financial, Inc (Class A)	$85,886
31,894		HCC Insurance Holdings, Inc	803,410
18,809	*	Humana, Inc	490,539
3,694		Lincoln National Corp	24,713
59,128		Metlife, Inc	1,346,344
14,086		MGIC Investment Corp	20,002
21,529		Principal Financial Group	176,107
2,377		Protective Life Corp	12,479
39,108		Prudential Financial, Inc	743,834
8,806		RenaissanceRe Holdings Ltd	435,369
18,931		Stancorp Financial Group, Inc	431,248
17,640		Torchmark Corp	462,697
3,549		Transatlantic Holdings, Inc	126,593
35,063		Travelers Cos, Inc	1,424,959
68,448		UnitedHealth Group, Inc	1,432,616
42,732		UnumProvident Corp	534,150
38,181		W.R. Berkley Corp	860,982
36,792	*	WellPoint, Inc	1,396,992
		TOTAL INSURANCE CARRIERS	18,291,021

METAL MINING - 0.17%
12,530		Freeport-McMoRan Copper & Gold, Inc (Class B)	477,518
		TOTAL METAL MINING	477,518

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
12,246		Hasbro, Inc	307,007
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	307,007

MISCELLANEOUS RETAIL - 0.44%
41,778		CVS Corp	1,148,477
227,691	*	Rite Aid Corp	81,969
		TOTAL MISCELLANEOUS RETAIL	1,230,446

MOTION PICTURES - 0.72%
4,520	*	Discovery Communications, Inc (Class A)	72,410
624	*	Discovery Communications, Inc (Class C)	9,142
90,738		News Corp (Class A)	600,686
70,061		Time Warner, Inc	1,352,183
		TOTAL MOTION PICTURES	2,034,421

NONDEPOSITORY INSTITUTIONS - 0.59%
24,370		American Express Co	332,163
17,013	*	AmeriCredit Corp	99,696
20,955		Capital One Financial Corp	256,489
135,687		CapitalSource, Inc	165,538
75,975		Discover Financial Services	479,403
152,499		Federal National Mortgage Association	106,749
7,297		Lender Processing Services, Inc	223,361
		TOTAL NONDEPOSITORY INSTITUTIONS	1,663,399

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
OIL AND GAS EXTRACTION - 2.93%
46,770		Anadarko Petroleum Corp	$1,818,884
21,663		Apache Corp	1,388,382
12,959		Chesapeake Energy Corp	221,081
26,254		Devon Energy Corp	1,173,291
5,655	*	Encore Acquisition Co	131,592
13,377		ENSCO International, Inc	353,153
34,222	*	Nabors Industries Ltd	341,878
19,263		Noble Energy, Inc	1,037,890
23,348		Patterson-UTI Energy, Inc	209,198
4,723		Rowan Cos, Inc	56,534
15,737		Tidewater, Inc	584,315
30,425		XTO Energy, Inc	931,614
		TOTAL OIL AND GAS EXTRACTION	8,247,812

PAPER AND ALLIED PRODUCTS - 0.51%
64,187		International Paper Co	451,876
8,243		Kimberly-Clark Corp	380,085
27,632		Sonoco Products Co	579,720
		TOTAL PAPER AND ALLIED PRODUCTS	1,411,681

PERSONAL SERVICES - 0.15%
11,756		Cintas Corp	290,608
6,792		Weight Watchers International, Inc	125,992
		TOTAL PERSONAL SERVICES	416,600

PETROLEUM AND COAL PRODUCTS - 15.06%
54,054		Ashland, Inc	558,378
171,214		Chevron Corp	11,512,429
128,060		ConocoPhillips	5,014,830
328,242		Exxon Mobil Corp	22,353,281
79,987		Marathon Oil Corp	2,102,858
46,952		Valero Energy Corp	840,441
		TOTAL PETROLEUM AND COAL PRODUCTS	42,382,217

PIPELINES, EXCEPT NATURAL GAS - 0.00%
81		Spectra Energy Corp	1,145
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,145

PRIMARY METAL INDUSTRIES - 0.39%
18,521		Carpenter Technology Corp	261,517
14,778		Nucor Corp	564,076
2,000		Schnitzer Steel Industries, Inc (Class A)	62,780
18,540		Steel Dynamics, Inc	163,337
2,038		United States Steel Corp	43,063
		TOTAL PRIMARY METAL INDUSTRIES	1,094,773

PRINTING AND PUBLISHING - 0.29%
1,933		Dun & Bradstreet Corp	148,841
25,415		McGraw-Hill Cos, Inc	581,241
13,076		R.R. Donnelley & Sons Co	95,847
		TOTAL PRINTING AND PUBLISHING	825,929

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
RAILROAD TRANSPORTATION - 0.41%
33,995		Norfolk Southern Corp	$1,147,331
		TOTAL RAILROAD TRANSPORTATION	1,147,331

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.25%
9,738		Newell Rubbermaid, Inc	62,128
45,904		Sealed Air Corp	633,475
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	695,603

SECURITY AND COMMODITY BROKERS - 2.58%
619		Ameriprise Financial, Inc	12,683
528		CME Group, Inc	130,094
62,861	*	E*Trade Financial Corp	80,462
41,006		Goldman Sachs Group, Inc	4,347,457
18,760	*	Investment Technology Group, Inc	478,755
7,303		Jefferies Group, Inc	100,781
75,983		Morgan Stanley	1,730,134
80	*	Nasdaq Stock Market, Inc	1,566
18,599		Raymond James Financial, Inc	366,400
		TOTAL SECURITY AND COMMODITY BROKERS	7,248,332

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
16,127	*	Owens-Illinois, Inc	232,874
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	232,874

TOBACCO PRODUCTS - 0.41%
39,074		Altria Group, Inc	625,966
8,549		Lorillard, Inc	527,815
		TOTAL TOBACCO PRODUCTS	1,153,781

TRANSPORTATION BY AIR - 0.54%
12,921	*	AMR Corp	41,218
11,805	*	Continental Airlines, Inc (Class B)	104,002
15,292		Copa Holdings S.A. (Class A)	438,422
47,272	*	Delta Air Lines, Inc	266,141
15,604		FedEx Corp	694,222
		TOTAL TRANSPORTATION BY AIR	1,544,005

TRANSPORTATION EQUIPMENT - 2.38%
31,936		Autoliv, Inc	593,051
127,514	*	Ford Motor Co	335,362
50,664		General Dynamics Corp	2,107,116
41,107		Northrop Grumman Corp	1,793,909
43,156		United Technologies Corp	1,854,845
		TOTAL TRANSPORTATION EQUIPMENT	6,684,283

TRANSPORTATION SERVICES - 0.02%
10,483	*	Interval Leisure Group, Inc	55,560
		TOTAL TRANSPORTATION SERVICES	55,560

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.12%
16,180		Carnival Corp	$349,488
		TOTAL WATER TRANSPORTATION	349,488

WHOLESALE TRADE-DURABLE GOODS - 0.57%
26,636	*	Arrow Electronics, Inc	507,682
25,446	*	Ingram Micro, Inc (Class A)	321,637
17,783		Reliance Steel & Aluminum Co	468,226
16,721	*	WESCO International, Inc	302,985
		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,600,530

WHOLESALE TRADE-NONDURABLE GOODS - 0.10%
4,949	*	Dean Foods Co	89,478
11,400	*	Endo Pharmaceuticals Holdings, Inc	201,552
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	291,030

		TOTAL COMMON STOCKS	281,110,872
		(Cost $353,808,377)

		TOTAL INVESTMENTS - 99.88%	281,110,872
		(Cost $353,808,377)
		OTHER ASSETS AND LIABILITIES, NET - 0.12%	337,965
		NET ASSETS - 100.00%	$281,448,837

	*	Non-income producing

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS
SOCIAL CHOICE EQUITY FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.37%

AMUSEMENT AND RECREATION SERVICES - 0.80%
4,592	*	Ticketmaster	$16,944
205,442		Walt Disney Co	3,730,827
		TOTAL AMUSEMENT AND RECREATION SERVICES	3,747,771

APPAREL AND ACCESSORY STORES - 0.73%
12,033		American Eagle Outfitters, Inc	147,284
933	*	AnnTaylor Stores Corp	4,852
1,450		Cato Corp (Class A)	26,506
1,936	*	Charming Shoppes, Inc	2,710
7,029	*	Chico's FAS, Inc	37,746
8,780		Foot Locker, Inc	92,014
73,481		Gap, Inc	954,518
27,223	*	Kohl's Corp	1,152,077
39,365		Limited Brands, Inc	342,476
17,732		Nordstrom, Inc	297,011
1,000	*	Pacific Sunwear Of California, Inc	1,660
9,878		Ross Stores, Inc	354,423
1,873		Stage Stores, Inc	18,880
		TOTAL APPAREL AND ACCESSORY STORES	3,432,157

APPAREL AND OTHER TEXTILE PRODUCTS - 0.11%
77		Columbia Sportswear Co	2,304
4,748		Liz Claiborne, Inc	11,728
3,977		Phillips-Van Heusen Corp	90,198
2,141		Polo Ralph Lauren Corp (Class A)	90,457
6,010		VF Corp	343,231
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	537,918

AUTO REPAIR, SERVICES AND PARKING - 0.03%
10,649	*	Hertz Global Holdings, Inc	41,851
1,721		Ryder System, Inc	48,721
2,319	*	Wright Express Corp	42,252
		TOTAL AUTO REPAIR, SERVICES AND PARKING	132,824

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.20%
533		Advance Auto Parts	21,896
4,598	*	Autozone, Inc	747,727
8,078	*	Carmax, Inc	100,490
1,431	*	Copart, Inc	42,443
2,611	*	Rush Enterprises, Inc (Class A)	23,290
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	935,846

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
BUILDING MATERIALS AND GARDEN SUPPLIES - 1.44%
2,067		Fastenal Co	$66,464
189,342		Home Depot, Inc	4,460,898
119,937		Lowe's Cos, Inc	2,188,850
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	6,716,212

BUSINESS SERVICES - 7.05%
32,236	*	3Com Corp	99,609
6,044	*	3D Systems Corp	39,830
626		Administaff, Inc	13,227
42,753	*	Adobe Systems, Inc	914,487
9,451	*	Akamai Technologies, Inc	183,349
5,393	*	Alliance Data Systems Corp	199,271
27,840	*	Art Technology Group, Inc	70,992
15,378	*	Autodesk, Inc	258,504
90,865		Automatic Data Processing, Inc	3,194,813
49	*	Avocent Corp	595
1,800	*	Blackboard, Inc	57,132
3,880	*	Blue Coat Systems, Inc	46,599
17,717	*	BMC Software, Inc	584,661
3,678	*	Bottomline Technologies, Inc	24,201
8,100	*	BPZ Energy, Inc	29,970
305		Brink's Co	8,070
305	*	Brink's Home Security Holdings, Inc	6,893
4,113	*	Cerner Corp	180,849
4,688	*	Ciber, Inc	12,798
11,158	*	Citrix Systems, Inc	252,617
9,284	*	Cogent, Inc	110,480
600		Cognex Corp	8,010
12,426	*	Compuware Corp	81,887
9,356	*	COMSYS IT Partners, Inc	20,677
2,053	*	CSG Systems International, Inc	29,317
6,181	*	Deltek, Inc	26,764
2,857		Deluxe Corp	27,513
6,173	*	DivX, Inc	31,050
10,037	*	DST Systems, Inc	347,481
12,740	*	Earthlink, Inc	83,702
74,959	*	eBay, Inc	941,485
196	*	Eclipsys Corp	1,987
17,860	*	Expedia, Inc	162,169
3,385		Fair Isaac Corp	47,627
149	*	Gartner, Inc	1,640
989	*	Gerber Scientific, Inc	2,364
10,431		Gevity HR, Inc	41,202
14,325	*	Google, Inc (Class A)	4,985,960
295	*	Hudson Highland Group, Inc	327
1,420		iGate Corp	4,601
19,579		IMS Health, Inc	244,150
11,824	*	Informatica Corp	156,786
42,677		Innovative Solutions & Support, Inc	180,524
1,537		Interactive Data Corp	38,210
5,595	*	Internap Network Services Corp	15,051
27,894	*	Intuit, Inc	753,138

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
400	*	inVentiv Health, Inc	$3,264
3,346	*	Ipass, Inc	3,346
7,575	*	Iron Mountain, Inc	167,938
6,833		Jack Henry & Associates, Inc	111,515
5,412	*	Lamar Advertising Co (Class A)	52,767
12,417	*	Lawson Software, Inc	52,772
2,066	*	Lionbridge Technologies	2,025
3,792	*	Liquidity Services, Inc	26,506
7,600	*	Magma Design Automation, Inc	5,700
3,059		Manpower, Inc	96,450
6,347		Marchex, Inc (Class B)	21,834
7,427	*	Mentor Graphics Corp	32,976
559,847		Microsoft Corp	10,284,390
5,413	*	MODUSLINK GLOBAL SOLUTIONS, Inc	14,020
60,232	*	MoneyGram International, Inc	71,074
11,481	*	Monster Worldwide, Inc	93,570
685	*	MPS Group, Inc	4,076
12,062	*	Network Equipment Technologies, Inc	42,699
22,052		NIC, Inc	114,670
39,569	*	Novell, Inc	168,564
12,134	*	Nuance Communications, Inc	131,775
48,100		Omnicom Group, Inc	1,125,540
1,800	*	Omniture, Inc	23,742
4,976	*	Parametric Technology Corp	49,660
2,100	*	PDF Solutions, Inc	3,318
1,700		Pegasystems, Inc	31,569
1,100		QAD, Inc	2,783
17,622	*	Radisys Corp	106,789
8,052	*	RealNetworks, Inc	18,761
13,125	*	Red Hat, Inc	234,150
13,904		Robert Half International, Inc	247,908
8,479	*	S1 Corp	43,667
7,589	*	Salesforce.com, Inc	248,388
12,320	*	Sapient Corp	55,070
6,096	*	Smith Micro Software, Inc	31,882
3,590	*	SonicWALL, Inc	16,011
29,587	*	Sonus Networks, Inc	46,452
71,816	*	Sun Microsystems, Inc	525,693
2,900	*	Sybase, Inc	87,841
86,852	*	Symantec Corp	1,297,569
3,047	*	Synchronoss Technologies, Inc	37,356
4,149	*	SYNNEX Corp	81,611
1,481	*	TeleTech Holdings, Inc	16,128
21,975	*	TIBCO Software, Inc	128,993
8,903	*	TNS, Inc	72,827
27,822		Total System Services, Inc	384,222
2,880	*	TradeStation Group, Inc	19,008
3,040	*	Ultimate Software Group, Inc	52,470
5,036		United Online, Inc	22,461
5,055	*	Vasco Data Security International	29,167
457		Viad Corp	6,453
6,400	*	Vignette Corp	42,752

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
9,766	*	VirnetX Holding Corp	$11,915
33,305		Visa, Inc (Class A)	1,851,758
		TOTAL BUSINESS SERVICES	32,978,414

CHEMICALS AND ALLIED PRODUCTS - 15.01%
48,153		Air Products & Chemicals, Inc	2,708,606
1,000		Alberto-Culver Co	22,610
3,462	*	Alexion Pharmaceuticals, Inc	130,379
12,000	*	Alexza Pharmaceuticals, Inc	26,520
2,038	*	Alkermes, Inc	24,721
103,778	*	Amgen, Inc	5,139,086
1,775	*	Arena Pharmaceuticals, Inc	5,343
828	*	Array Biopharma, Inc	2,186
2,400	*	Auxilium Pharmaceuticals, Inc	66,528
23,117		Avery Dennison Corp	516,434
29,893		Avon Products, Inc	574,842
675		Balchem Corp	16,963
5,113	*	Biodel, Inc	26,639
25,547	*	Biogen Idec, Inc	1,339,174
8,101	*	BioMarin Pharmaceuticals, Inc	100,047
7,264	*	BioMimetic Therapeutics, Inc	51,574
202,634		Bristol-Myers Squibb Co	4,441,737
4,139	*	Calgon Carbon Corp	58,650
2,700	*	Caraco Pharmaceutical Laboratories Ltd	9,504
27,653	*	Celgene Corp	1,227,793
3,549	*	Cell Genesys, Inc	1,029
1,130		Church & Dwight Co, Inc	59,020
8,607		Clorox Co	443,088
58,959		Colgate-Palmolive Co	3,477,402
3,345	*	Cypress Bioscience, Inc	23,783
9,570	*	Dendreon Corp	40,194
50,126	*	Durect Corp	111,781
41,595		Ecolab, Inc	1,444,594
115,406		Eli Lilly & Co	3,855,714
533		Estee Lauder Cos (Class A)	13,138
641	*	Facet Biotech Corp	6,090
26,624	*	Genzyme Corp	1,581,199
3,741	*	Geron Corp	16,722
84,578	*	Gilead Sciences, Inc	3,917,653
10,266		H.B. Fuller Co	133,458
10,049	*	Human Genome Sciences, Inc	8,341
5,698	*	Idexx Laboratories, Inc	197,037
2,631	*	Immucor, Inc	66,170
2,774		Innophos Holdings, Inc	31,291
6,237	*	Inverness Medical Innovations, Inc	166,091
4,662	*	Invitrogen Corp	151,422
30,906	*	Javelin Pharmaceuticals, Inc	44,505
196,389		Johnson & Johnson	10,330,060
7,051		Lubrizol Corp	239,805
4,492	*	Medarex, Inc	23,044
2,930		Minerals Technologies, Inc	93,907
6,500		Nalco Holding Co	84,955

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
5,898	*	Neurocrine Biosciences, Inc	$20,938
9,339	*	Noven Pharmaceuticals, Inc	88,534
419	*	OraSure Technologies, Inc	1,060
4,002	*	Par Pharmaceutical Cos, Inc	37,899
3,207		PDL BioPharma, Inc	22,706
11,832		Perrigo Co	293,789
3,248	*	Pharmasset, Inc	31,863
4,057	*	PharMerica Corp	67,508
9,525	*	Pozen, Inc	58,293
22,511		PPG Industries, Inc	830,656
52,315		Praxair, Inc	3,520,276
13,186	*	Prestige Brands Holdings, Inc	68,303
206,916		Procter & Gamble Co	9,743,673
3,084	*	Progenics Pharmaceuticals, Inc	20,324
38,390		Rohm & Haas Co	3,026,668
10,125		RPM International, Inc	128,891
9,221	*	Salix Pharmaceuticals Ltd	87,600
129,422		Schering-Plough Corp	3,047,888
4,640		Sensient Technologies Corp	109,040
5,532	*	Sepracor, Inc	81,099
24,364		Sigma-Aldrich Corp	920,716
1,886	*	SuperGen, Inc	3,414
855	*	United Therapeutics Corp	56,507
2,641	*	USANA Health Sciences, Inc	59,053
5,465		Valspar Corp	109,136
4,030	*	Vertex Pharmaceuticals, Inc	115,782
107,760		Wyeth	4,637,989
9,828	*	Zymogenetics, Inc	39,214
		TOTAL CHEMICALS AND ALLIED PRODUCTS	70,279,648

COMMUNICATIONS - 5.04%
20,866		Alaska Communications Systems Group, Inc	139,802
48,205	*	American Tower Corp (Class A)	1,466,878
381	*	Anixter International, Inc	12,070
6,362	*	Brightpoint, Inc	27,229
13,372	*	Centennial Communications Corp	110,453
2,500		CenturyTel, Inc	70,300
13,863	*	Cox Radio, Inc (Class A)	56,838
41,153	*	Crown Castle International Corp	839,933
87,904	*	DIRECTV Group, Inc	2,003,332
31,863		Embarq Corp	1,206,015
5,670		Entercom Communications Corp (Class A)	6,237
47,084	*	Entravision Communications Corp (Class A)	12,242
1,898	*	Equinix, Inc	106,573
51,197		Fairpoint Communications, Inc	39,934
107,461	*	FiberTower Corp	21,492
2,900		Fisher Communications, Inc	28,304
158,445		Frontier Communications Corp	1,137,635
50,906		Gray Television, Inc	16,290
1,711		Hearst-Argyle Television, Inc	7,118
14,381	*	IAC/InterActiveCorp	219,023
30,191	*	ICO Global Communications Holdings Ltd (Class A)	10,567

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,269	*	iPCS, Inc	$31,742
10,051	*	Leap Wireless International, Inc	350,478
43,155	*	Liberty Global, Inc (Class A)	628,337
41,982	*	Liberty Media Corp - Capital (Series A)	293,034
84,492	*	Liberty Media Corp - Entertainment (Series A)	1,685,615
65,809	*	Liberty Media Holding Corp (Interactive A)	190,846
26,916	*	Lin TV Corp (Class A)	30,146
13,472	*	Mediacom Communications Corp (Class A)	54,292
18,688	*	MetroPCS Communications, Inc	319,191
2,408	*	NeuStar, Inc (Class A)	40,334
13,573	*	NII Holdings, Inc (Class B)	203,595
3,739		NTELOS Holdings Corp	67,825
17,779		Scripps Networks Interactive (Class A)	400,205
228,625	*	Sprint Nextel Corp	816,191
13,691		SureWest Communications	106,790
2,435	*	Switch & Data Facilities Co, Inc	21,355
6,785	*	Syniverse Holdings, Inc	106,932
10,850	*	Terremark Worldwide, Inc	29,187
15,026	*	TerreStar Corp	8,415
52,546		Time Warner Cable, Inc	1,303,145
13,375	*	TiVo, Inc	94,160
228,605		Verizon Communications, Inc	6,903,870
87,654	*	Viacom, Inc (Class B)	1,523,427
105,497		Windstream Corp	850,306
		TOTAL COMMUNICATIONS	23,597,683

DEPOSITORY INSTITUTIONS - 4.60%
1,100		Associated Banc-Corp	16,984
345,586		Bank of America Corp	2,356,897
2,210		Bank of Hawaii Corp	72,886
99,228		Bank of New York Mellon Corp	2,803,191
5,692		BankAtlantic Bancorp Inc (Class A)	11,441
78,246		BB&T Corp	1,323,922
4,050		City National Corp	136,769
11,900		Colonial Bancgroup, Inc	10,710
17,030		Comerica, Inc	311,819
95,957		Fifth Third Bancorp	280,194
19,175		First Horizon National Corp	205,941
1,300		First Midwest Bancorp, Inc	11,167
36,115	*	Flagstar Bancorp, Inc	27,086
2,850		Fulton Financial Corp	18,896
28,656		Hudson City Bancorp, Inc	334,989
55,830		Keycorp	439,382
15,834		M&T Bank Corp	716,330
31,618		Marshall & Ilsley Corp	178,009
5,056	*	Metavante Technologies, Inc	100,918
24,683		New York Community Bancorp, Inc	275,709
2,260		NewAlliance Bancshares, Inc	26,532
22,535		Northern Trust Corp	1,348,044
2,220		Old National Bancorp	24,797
3,430		People's United Financial, Inc	61,637
53,258		PNC Financial Services Group, Inc	1,559,927

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
10,833		Popular, Inc	$23,616
6,460		Provident Financial Services, Inc	69,833
90,884		Regions Financial Corp	387,166
1,650		South Financial Group, Inc	1,815
35,390		State Street Corp	1,089,304
53,553		SunTrust Banks, Inc	628,712
2,700	*	SVB Financial Group	54,027
16,641		Synovus Financial Corp	54,083
38,541		UCBH Holdings, Inc	58,197
182,457		US Bancorp	2,665,697
840		Washington Federal, Inc	11,164
650		Webster Financial Corp	2,763
265,313		Wells Fargo & Co	3,778,057
2,527		Zions Bancorporation	24,840
		TOTAL DEPOSITORY INSTITUTIONS	21,503,451

EATING AND DRINKING PLACES - 1.36%
9,927	*	AFC Enterprises	44,771
1,289		Bob Evans Farms, Inc	28,899
17,257		Darden Restaurants, Inc	591,225
100,612		McDonald's Corp	5,490,397
700		O'Charleys, Inc	2,107
200	*	Ruby Tuesday, Inc	584
3,040	*	Sonic Corp	30,461
30,180		Wendy's/Arby's Group, Inc (Class A)	151,805
		TOTAL EATING AND DRINKING PLACES	6,340,249

EDUCATIONAL SERVICES - 0.03%
986	*	ITT Educational Services, Inc	119,720
		TOTAL EDUCATIONAL SERVICES	119,720

ELECTRIC, GAS, AND SANITARY SERVICES - 6.96%
87,173	*	AES Corp	506,475
23,435		AGL Resources, Inc	621,731
21,233		Alliant Energy Corp	524,243
16,873		Aqua America, Inc	337,460
23,679		Atmos Energy Corp	547,458
45,230		Avista Corp	623,269
18,183	*	Calpine Corp	123,826
37,680		Centerpoint Energy, Inc	393,002
5,970		Central Vermont Public Service Corp	103,281
3,626		CH Energy Group, Inc	170,059
31,310	*	Clean Energy Fuels Corp	190,678
51,743		Cleco Corp	1,122,306
67,161		Consolidated Edison, Inc	2,660,248
11,589		Crosstex Energy, Inc	19,006
31,960		Edison International	920,768
99,323		El Paso Corp	620,769
6,034		Energen Corp	175,770
38,090		FPL Group, Inc	1,932,307
52,830		Hawaiian Electric Industries, Inc	725,884
45,970		Idacorp, Inc	1,073,859

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,741		ITC Holdings Corp	$75,942
4,643		Laclede Group, Inc	180,984
10,427		MGE Energy, Inc	327,095
37,333		National Fuel Gas Co	1,145,003
3,799		New Jersey Resources Corp	129,090
15,691		Nicor, Inc	521,412
117,945		NiSource, Inc	1,155,861
24,814		Northeast Utilities	535,734
3,520		Northwest Natural Gas Co	152,838
25,998	*	NRG Energy, Inc	457,565
20,316		NSTAR	647,674
75,632		OGE Energy Corp	1,801,555
17,794		Oneok, Inc	402,678
122,094		Pepco Holdings, Inc	1,523,733
25,007		PG&E Corp	955,768
20,948		Piedmont Natural Gas Co, Inc	542,344
14,649		Pinnacle West Capital Corp	389,077
43,131		PPL Corp	1,238,291
38,631		Public Service Enterprise Group, Inc	1,138,456
40,680		Questar Corp	1,197,212
18,769		Resource America, Inc (Class A)	74,888
22,781		Sempra Energy	1,053,393
67,362		Sierra Pacific Resources	632,529
3,830		SJW Corp	97,397
10,230		South Jersey Industries, Inc	358,050
3,380		Southwest Gas Corp	71,217
73,182		TECO Energy, Inc	815,979
8,167		UGI Corp	192,823
3,854		UIL Holdings Corp	86,021
12,045		WGL Holdings, Inc	395,076
77,642		Williams Cos, Inc	883,566
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	32,571,650

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.41%
35,067	*	Adaptec, Inc	84,161
5,880	*	Advanced Energy Industries, Inc	44,276
42,010	*	Advanced Micro Devices, Inc	128,131
35,830		Ametek, Inc	1,120,404
2,880	*	Anadigics, Inc	5,962
5,600	*	Avnet, Inc	98,056
3,942		Baldor Electric Co	57,120
2,614	*	Benchmark Electronics, Inc	29,277
464,650	*	Cisco Systems, Inc	7,792,180
5,533	*	Conexant Systems, Inc	3,596
6,312	*	Cree, Inc	148,521
1,600		CTS Corp	5,776
3,700	*	Dolby Laboratories, Inc (Class A)	126,207
1,190	*	DTS, Inc	28,631
11,547		Eaton Corp	425,622
1,559	*	Energy Conversion Devices, Inc	20,688
3,735	*	Evergreen Solar, Inc	7,956
95,640	*	Finisar Corp	42,082

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
3,764	*	First Solar, Inc	$499,483
3,111	*	FuelCell Energy, Inc	7,466
8,000	*	GrafTech International Ltd	49,280
1,329	*	Greatbatch, Inc	25,716
2,255		Harman International Industries, Inc	30,510
10,982	*	Harmonic, Inc	71,383
8,524	*	Hutchinson Technology, Inc	22,162
467,294		Intel Corp	7,032,775
2,905	*	InterDigital, Inc	75,007
1,497		Lincoln Electric Holdings, Inc	47,440
10,252	*	Loral Space & Communications, Inc	218,983
556		LSI Industries, Inc	2,875
45,978	*	LSI Logic Corp	139,773
3,944	*	Medis Technologies Ltd	1,735
57,443	*	Micron Technology, Inc	233,219
5,517	*	Microtune, Inc	10,041
202,109		Motorola, Inc	854,921
25,297	*	NetApp, Inc	375,407
29,532	*	ON Semiconductor Corp	115,175
12,666	*	Oplink Communications, Inc	97,528
6,098		Plantronics, Inc	73,603
183	*	PLX Technology, Inc	397
7,221	*	Polycom, Inc	111,131
2,828	*	Power-One, Inc	2,489
13,411	*	Powerwave Technologies, Inc	7,966
8,908	*	QLogic Corp	99,057
142,520		Qualcomm, Inc	5,545,453
13,942	*	Quantum Fuel Systems Technologies Worldwide, Inc	11,154
11,334	*	RF Micro Devices, Inc	15,074
11,454	*	Silicon Storage Technology, Inc	18,899
269,596	*	Sirius XM Radio, Inc	94,359
10,177	*	Skyworks Solutions, Inc	82,027
3,292	*	Sunpower Corp (Class A)	78,284
7,773	*	Sycamore Networks, Inc	20,754
23,453	*	Symmetricom, Inc	82,086
2,770	*	Synaptics, Inc	74,125
4,550	*	Tekelec	60,197
6,401		Teleflex, Inc	250,215
26,227	*	Tellabs, Inc	120,120
2,326	*	Tessera Technologies, Inc	31,099
143,854		Texas Instruments, Inc	2,375,030
7,817	*	Thomas & Betts Corp	195,581
19,288	*	Triquint Semiconductor, Inc	47,641
2,358	*	TTM Technologies, Inc	13,676
15,539	*	Utstarcom, Inc	12,120
13,011	*	Valence Technology, Inc	27,713
1,000		Vicor Corp	4,890
3,532	*	Volterra Semiconductor Corp	29,810
1,685		Whirlpool Corp	49,859
18,376		Xilinx, Inc	352,084
10,944	*	Zix Corp	11,272
1,396	*	Zoltek Cos, Inc	9,507

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,243	*	Zoran Corp	$19,738
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	30,006,935

ENGINEERING AND MANAGEMENT SERVICES - 0.38%
3,523	*	Amylin Pharmaceuticals, Inc	41,395
5,260	*	Ariad Pharmaceuticals, Inc	6,259
4,094	*	Celera Corp	31,237
805		Corporate Executive Board Co	11,673
908	*	CV Therapeutics, Inc	18,051
353	*	Gen-Probe, Inc	16,090
7,023	*	Hewitt Associates, Inc (Class A)	209,004
14,939	*	Incyte Corp	34,957
8,839	*	Isis Pharmaceuticals, Inc	132,673
400	*	Maxygen, Inc	2,720
1,000	*	Navigant Consulting, Inc	13,070
34,234		Paychex, Inc	878,787
3,875	*	Regeneron Pharmaceuticals, Inc	53,708
79,922	*	Rentech, Inc	43,957
3,623	*	Savient Pharmaceuticals, Inc	17,934
19	*	Symyx Technologies, Inc	85
6,140	*	Tetra Tech, Inc	125,133
6,116	*	VCA Antech, Inc	137,916
		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,774,649

FABRICATED METAL PRODUCTS - 0.84%
2,840		Aptargroup, Inc	88,438
16,982		Commercial Metals Co	196,142
837	*	Commercial Vehicle Group, Inc	460
5,878		Dynamic Materials Corp	53,842
2,918		Gulf Island Fabrication, Inc	23,373
94,135		Illinois Tool Works, Inc	2,904,065
1,400		Insteel Industries, Inc	9,744
4,570		Pentair, Inc	99,032
4,517		Quanex Building Products Corp	34,329
3,025		Snap-On, Inc	75,928
13,448		Stanley Works	391,606
1,496		Valmont Industries, Inc	75,114
		TOTAL FABRICATED METAL PRODUCTS	3,952,073

FOOD AND KINDRED PRODUCTS - 4.15%
38,227		Campbell Soup Co	1,045,891
700		Corn Products International, Inc	14,840
55,386		General Mills, Inc	2,762,654
45,675		H.J. Heinz Co	1,510,016
1,337	*	Hansen Natural Corp	48,132
22,685		Hershey Co	788,304
3,834		J.M. Smucker Co	142,893
61,374		Kellogg Co	2,248,130
156,687		Kraft Foods, Inc (Class A)	3,492,553
1,360		Lancaster Colony Corp	56,413
2,752		McCormick & Co, Inc	81,377
130,773		PepsiCo, Inc	6,732,193

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
221	*	Ralcorp Holdings, Inc	$11,907
56,683		Sara Lee Corp	457,999
1,389		Tootsie Roll Industries, Inc	30,179
		TOTAL FOOD AND KINDRED PRODUCTS	19,423,481

FOOD STORES - 0.43%
16		Arden Group, Inc (Class A)	1,869
315	*	Great Atlantic & Pacific Tea Co, Inc	1,673
42,563		Safeway, Inc	859,347
78,091	*	Starbucks Corp	867,592
12,576		Supervalu, Inc	179,585
5,254		Whole Foods Market, Inc	88,267
		TOTAL FOOD STORES	1,998,333

FORESTRY - 0.14%
23,547		Weyerhaeuser Co	649,191
		TOTAL FORESTRY	649,191

FURNITURE AND FIXTURES - 0.41%
1,540		Herman Miller, Inc	16,416
9,538		Hill-Rom Holdings, Inc	94,331
3,520		HNI Corp	36,608
95,577		Johnson Controls, Inc	1,146,923
3,856	*	Kinetic Concepts, Inc	81,439
13,932		Leggett & Platt, Inc	180,977
49,612		Masco Corp	346,292
1,069		Tempur-Pedic International, Inc	7,804
		TOTAL FURNITURE AND FIXTURES	1,910,790

FURNITURE AND HOME FURNISHINGS STORES - 0.33%
20,425	*	Bed Bath & Beyond, Inc	505,519
22,747		Best Buy Co, Inc	863,476
3,890	*	GameStop Corp (Class A)	108,998
1,000	*	Pier 1 Imports, Inc	560
3,393		RadioShack Corp	29,078
1,505		Williams-Sonoma, Inc	15,170
		TOTAL FURNITURE AND HOME FURNISHINGS STORES	1,522,801

GENERAL BUILDING CONTRACTORS - 0.06%
100	*	Amrep Corp	1,570
121	*	Avatar Holdings, Inc	1,813
7,710		Centex Corp	57,825
2,209	*	Hovnanian Enterprises, Inc (Class A)	3,446
7,815		Lennar Corp (Class A)	58,691
4,853		M/I Homes, Inc	33,922
391	*	Meritage Homes Corp	4,465
5,613	*	Standard-Pacific Corp	4,939
7,502	*	Toll Brothers, Inc	136,237
		TOTAL GENERAL BUILDING CONTRACTORS	302,908

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
GENERAL MERCHANDISE STORES - 1.68%
60,858		Costco Wholesale Corp	$2,818,943
20,863		JC Penney Co, Inc	418,720
16,000		Macy's, Inc	142,400
457	*	Retail Ventures, Inc	695
94,924		Target Corp	3,264,436
47,516		TJX Cos, Inc	1,218,310
		TOTAL GENERAL MERCHANDISE STORES	7,863,504

HEALTH SERVICES - 0.62%
1,661	*	Amsurg Corp	26,327
1,680	*	Corvel Corp	33,970
4,717	*	Edwards Lifesciences Corp	285,992
15,297	*	Five Star Quality Care, Inc	15,909
3,186	*	Healthways, Inc	27,941
15,159	*	Laboratory Corp of America Holdings	886,650
7,760		LCA-Vision, Inc	22,582
1,890	*	LHC Group, Inc	42,109
6,899	*	LifePoint Hospitals, Inc	143,913
36,489	*	Nektar Therapeutics	196,676
6,226	*	Nighthawk Radiology Holdings, Inc	16,810
3,812	*	Pediatrix Medical Group, Inc	112,340
5,784	*	Psychiatric Solutions, Inc	90,982
21,382		Quest Diagnostics, Inc	1,015,216
		TOTAL HEALTH SERVICES	2,917,417

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.04%
2,642	*	Comverge, Inc	18,362
6,178	*	LB Foster Co (Class A)	153,400
2,100	*	Matrix Service Co	17,262
		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	189,024

HOLDING AND OTHER INVESTMENT OFFICES - 1.31%
50,370		Annaly Mortgage Management, Inc	698,632
17,100		Anworth Mortgage Asset Corp	104,823
20,859		Ashford Hospitality Trust, Inc	32,123
4,350		AvalonBay Communities, Inc	204,711
8,467		Boston Properties, Inc	296,599
9,218		Capstead Mortgage Corp	99,001
2,455		Cherokee, Inc	38,298
22,451		Duke Realty Corp	123,481
42,251		Equity Residential	775,305
153		FelCor Lodging Trust, Inc	208
1,190		First Industrial Realty Trust, Inc	2,916
15,755		General Growth Properties, Inc	11,186
5,721		HCP, Inc	102,120
3,746		Health Care REIT, Inc	114,590
863		Highwoods Properties, Inc	18,485
3,683		Hospitality Properties Trust	44,196
39,131		Host Marriott Corp	153,394
14,102		HRPT Properties Trust	44,985
23,687		iStar Financial, Inc	66,560
24,276		Kimco Realty Corp	184,983

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
2,370		Lexington Corporate Properties Trust	$5,641
5,753		Liberty Property Trust	108,962
610		Macerich Co	3,819
4,785		MFA Mortgage Investments, Inc	28,136
2,190		Mid-America Apartment Communities, Inc	67,518
33,594		NorthStar Realty Finance Corp	77,938
1,000		Post Properties, Inc	10,140
1,447		Potlatch Corp	33,556
23,499		Prologis	152,744
13,642		Public Storage, Inc	753,721
1,630		Regency Centers Corp	43,309
24,057		Simon Property Group, Inc	833,333
3,242		UDR, Inc	27,914
42,468		Virgin Media, Inc	203,846
13,062		Vornado Realty Trust	434,181
5,443		WABCO Holdings, Inc	67,003
15,111		Weingarten Realty Investors	143,857
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	6,112,214

HOTELS AND OTHER LODGING PLACES - 0.25%
13,629		Choice Hotels International, Inc	351,900
10,045	*	Gaylord Entertainment Co	83,675
18,705	*	Great Wolf Resorts, Inc	43,583
14,627	*	Lodgian, Inc	30,717
5,534		Marcus Corp	47,039
30,571		Marriott International, Inc (Class A)	500,141
9,171		Starwood Hotels & Resorts Worldwide, Inc	116,472
		TOTAL HOTELS AND OTHER LODGING PLACES	1,173,527

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.96%
7,890	*	AGCO Corp	154,644
2,612	*	Allis-Chalmers Energy, Inc	5,041
1,565		Ampco-Pittsburgh Corp	20,752
139,208		Applied Materials, Inc	1,496,486
1,445	*	Astec Industries, Inc	37,902
8,648	*	Axcelis Technologies, Inc	3,286
8,225		Black & Decker Corp	259,581
3,285		Briggs & Stratton Corp	54,203
40,588	*	Brocade Communications Systems, Inc	140,029
757		Cascade Corp	13,346
46,074		Caterpillar, Inc	1,288,229
1,693	*	Columbus McKinnon Corp	14,763
19,995	*	Cray, Inc	69,983
27,608		Cummins, Inc	702,624
60,598		Deere & Co	1,991,856
191,017	*	Dell, Inc	1,810,841
985		Donaldson Co, Inc	26,437
1,851	*	Dril-Quip, Inc	56,826
2,214	*	Emulex Corp	11,136
5,176	*	ENGlobal Corp	23,499
3,442	*	Entegris, Inc	2,960
12,192	*	FMC Technologies, Inc	382,463

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
400	*	Gardner Denver, Inc	$8,696
8,635		Graco, Inc	147,399
200,542		Hewlett-Packard Co	6,429,377
15,553	*	Immersion Corp	45,570
12,464		Ingersoll-Rand Co Ltd (Class A)	172,003
1,629	*	Intermec, Inc	16,942
100,064		International Business Machines Corp	9,695,200
2,132	*	Intevac, Inc	11,108
2,007		John Bean Technologies Corp	20,993
8,499	*	Lam Research Corp	193,522
6,104	*	Lexmark International, Inc (Class A)	102,974
1,117		Lufkin Industries, Inc	42,312
9,926		Manitowoc Co, Inc	32,458
3,855		Modine Manufacturing Co	9,638
9,484		Nordson Corp	269,630
1,537	*	Oil States International, Inc	20,627
6,126		Pall Corp	125,154
25,162		Palm, Inc	216,896
31,071		Pitney Bowes, Inc	725,508
52,312	*	Quantum Corp	35,049
634	*	Rackable Systems, Inc	2,574
305		Sauer-Danfoss, Inc	744
58,223		Seagate Technology, Inc	349,920
4,004	*	Semitool, Inc	11,131
4,222	*	Sigma Designs, Inc	52,522
7,783	*	STEC, Inc	57,361
2,438	*	Tecumseh Products Co (Class A)	11,020
16,975		Tennant Co	159,056
3,540	*	Terex Corp	32,745
840	*	Ultratech, Inc	10,492
9,452	*	Varian Medical Systems, Inc	287,719
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	27,863,227

INSTRUMENTS AND RELATED PRODUCTS - 5.59%
1,715	*	Affymetrix, Inc	5,608
34,451	*	Agilent Technologies, Inc	529,512
30,972		Allergan, Inc	1,479,223
377		Analogic Corp	12,072
9,190		Bard (C.R.), Inc	732,627
75,603		Baxter International, Inc	3,872,385
8,677		Beckman Coulter, Inc	442,614
38,574		Becton Dickinson & Co	2,593,716
3,850	*	Bruker BioSciences Corp	23,716
7,400	*	Cardiac Science Corp	22,274
7,236	*	Cepheid, Inc	49,928
28,422		Danaher Corp	1,541,041
15,149		Dentsply International, Inc	406,751
109,600		Emerson Electric Co	3,132,367
7,721	*	Flir Systems, Inc	158,126
1,953	*	Formfactor, Inc	35,193
13,551		Garmin Ltd	287,417
9,738		Hillenbrand, Inc	155,905

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
17,480	*	Hologic, Inc	$228,813
4,082	*	Illumina, Inc	152,014
2,798	*	Intuitive Surgical, Inc	266,817
11,291	*	ION Geophysical Corp	17,614
350	*	Itron, Inc	16,573
3,346	*	Ixia	17,299
82	*	L-1 Identity Solutions, Inc	419
4,280	*	LTX-Credence Corp	1,198
122,086		Medtronic, Inc	3,597,873
5,368	*	Millipore Corp	308,177
1,550	*	MKS Instruments, Inc	22,739
2,280		Movado Group, Inc	17,191
3,400	*	Natus Medical, Inc	28,934
606	*	OYO Geospace Corp	7,914
381	*	Resmed, Inc	13,465
5,600		Rockwell Automation, Inc	122,304
610	*	Rofin-Sinar Technologies, Inc	9,833
3,613		Roper Industries, Inc	153,372
33,211	*	St. Jude Medical, Inc	1,206,556
5,870		STERIS Corp	136,654
38,008		Stryker Corp	1,293,792
1,367		Techne Corp	74,789
35,025	*	Thermo Electron Corp	1,249,342
5,318	*	Trimble Navigation Ltd	81,259
11,676	*	Vivus, Inc	50,440
6,085	*	Waters Corp	224,841
106,042		Xerox Corp	482,491
23,848	*	Zimmer Holdings, Inc	870,452
800	*	Zygo Corp	3,672
		TOTAL INSTRUMENTS AND RELATED PRODUCTS	26,137,312

INSURANCE AGENTS, BROKERS AND SERVICE - 0.41%
33,759		AON Corp	1,378,043
25,878	*	Crawford & Co (Class B)	173,900
45,691		Hartford Financial Services Group, Inc	358,674
		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,910,617

INSURANCE CARRIERS - 4.20%
54,621		Aetna, Inc	1,328,929
81,593		Aflac, Inc	1,579,640
72	*	Alleghany Corp	19,614
12,779		Ambac Financial Group, Inc	9,968
510		American Physicians Capital, Inc	20,869
2,300	*	Arch Capital Group Ltd	123,878
18,964		Aspen Insurance Holdings Ltd	425,931
13,751		Assurant, Inc	299,497
2,792	*	Catalyst Health Solutions, Inc	55,337
4,865	*	Centene Corp	87,667
69,708		Chubb Corp	2,950,043
52,432		Cincinnati Financial Corp	1,199,120
6,428		Endurance Specialty Holdings Ltd	160,314
3,675		Erie Indemnity Co (Class A)	125,612

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
46,361		Genworth Financial, Inc (Class A)	$88,086
3,217		Hanover Insurance Group, Inc	92,714
16,375	*	Humana, Inc	427,060
18,691		Leucadia National Corp	278,309
47,242		Lincoln National Corp	316,049
613	*	Markel Corp	174,018
13,693	*	MBIA, Inc	62,714
6,699		MGIC Investment Corp	9,513
3,411	*	Molina Healthcare, Inc	64,877
17,200		Montpelier Re Holdings Ltd	222,912
1,407		Odyssey Re Holdings Corp	53,368
8,974		Phoenix Cos, Inc	10,500
7,700		Platinum Underwriters Holdings Ltd	218,372
3,089		PMI Group, Inc	1,915
43,289		Principal Financial Group	354,104
101,215		Progressive Corp	1,360,330
5,385		Protective Life Corp	28,271
3,750		Radian Group, Inc	6,825
381		Stancorp Financial Group, Inc	8,679
1,100		Tower Group, Inc	27,093
88,125		Travelers Cos, Inc	3,581,399
2,930		Unitrin, Inc	40,961
32,039		UnumProvident Corp	400,488
16,192		W.R. Berkley Corp	365,130
78,179	*	WellPoint, Inc	2,968,456
20,989		XL Capital Ltd (Class A)	114,600
		TOTAL INSURANCE CARRIERS	19,663,162

LEATHER AND LEATHER PRODUCTS - 0.11%
26,312	*	Coach, Inc	439,411
2,309		Weyco Group, Inc	59,849
		TOTAL LEATHER AND LEATHER PRODUCTS	499,260

LEGAL SERVICES - 0.03%
2,433	*	FTI Consulting, Inc	120,385
		TOTAL LEGAL SERVICES	120,385

LUMBER AND WOOD PRODUCTS - 0.00%
6,717	*	Champion Enterprises, Inc	3,224
300		Skyline Corp	5,703
		TOTAL LUMBER AND WOOD PRODUCTS	8,927

METAL MINING - 0.25%
16,494	*	Allied Nevada Gold Corp	96,490
2,358	*	Rosetta Resources, Inc	11,672
22,508		Royal Gold, Inc	1,052,474
		TOTAL METAL MINING	1,160,636

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.20%
6,500		Armstrong World Industries, Inc	71,565
3,340		Callaway Golf Co	23,981

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
1,145		Daktronics, Inc	$7,500
71,300		Mattel, Inc	822,089
390	*	Nautilus, Inc	246
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	925,381

MISCELLANEOUS RETAIL - 1.94%
22,180	*	Amazon.com, Inc	1,628,899
658	*	Coldwater Creek, Inc	1,652
108,464		CVS Corp	2,981,675
1,162	*	Dollar Tree, Inc	51,767
5,064	*	GSI Commerce, Inc	66,338
17,401	*	Hibbett Sports, Inc	334,447
4,592	*	HSN, Inc	23,603
315		Nutri/System, Inc	4,495
12,229	*	Office Depot, Inc	16,020
930	*	Overstock.com, Inc	8,510
3,900		Petsmart, Inc	81,744
1,714	*	Priceline.com, Inc	135,029
60,325		Staples, Inc	1,092,486
2,200		Systemax, Inc	28,424
5,547		Tiffany & Co	119,593
97,162		Walgreen Co	2,522,326
		TOTAL MISCELLANEOUS RETAIL	9,097,008

MOTION PICTURES - 0.70%
1,457	*	Avid Technology, Inc	13,317
11,708	*	Discovery Communications, Inc (Class A)	187,562
9,208	*	Discovery Communications, Inc (Class C)	134,897
6,671	*	DreamWorks Animation SKG, Inc (Class A)	144,360
3,481		Regal Entertainment Group (Class A)	46,680
138,529		Time Warner, Inc	2,673,611
7,584	*	tw telecom inc (Class A)	66,360
		TOTAL MOTION PICTURES	3,266,787

NONDEPOSITORY INSTITUTIONS - 0.70%
135,019		American Express Co	1,840,308
14,309	*	AmeriCredit Corp	83,851
39,780		Capital One Financial Corp	486,907
28,896		CapitalSource, Inc	35,253
44,890		CIT Group, Inc	127,937
46,422		Discover Financial Services	292,923
7,700		Federal Agricultural Mortgage Corp (Class C)	20,636
29,486	*	Guaranty Financial Group, Inc	30,960
35,105		Medallion Financial Corp	260,128
20,027	*	NewStar Financial, Inc	46,463
1,600	*	PHH Corp	22,480
2,690	*	thinkorswim Group, Inc	23,242
1,293	*	World Acceptance Corp	22,110
		TOTAL NONDEPOSITORY INSTITUTIONS	3,293,198

NONMETALLIC MINERALS, EXCEPT FUELS - 0.23%
19,273		AMCOL International Corp	286,011

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
920		Compass Minerals International, Inc	$51,860
16,739		Vulcan Materials Co	741,371
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	1,079,242

OIL AND GAS EXTRACTION - 5.41%
46,496		Apache Corp	2,979,928
6,267		Atlas America, Inc	54,836
2,516	*	ATP Oil & Gas Corp	12,907
580	*	Atwood Oceanics, Inc	9,622
7,854		Berry Petroleum Co (Class A)	86,080
3,340	*	Bronco Drilling Co, Inc	17,568
14,300		Cabot Oil & Gas Corp	337,051
19,952	*	Callon Petroleum Co	21,748
16,322	*	Cameron International Corp	357,941
837	*	Carrizo Oil & Gas, Inc	7,433
7,781	*	Cheniere Energy, Inc	33,147
65,546		Chesapeake Energy Corp	1,118,215
13,507		Cimarex Energy Co	248,259
4,430	*	Complete Production Services, Inc	13,644
6,324	*	Contango Oil & Gas Co	247,901
500	*	Dawson Geophysical Co	6,750
7,019	*	Delta Petroleum Corp	8,423
59,324	*	Denbury Resources, Inc	881,555
56,227		Devon Energy Corp	2,512,784
4,054	*	Edge Petroleum Corp	788
6,970	*	Encore Acquisition Co	162,192
25,567		ENSCO International, Inc	674,969
37,361		EOG Resources, Inc	2,045,888
52,854		Equitable Resources, Inc	1,655,916
4,570	*	EXCO Resources, Inc	45,700
1,383	*	Exterran Holdings, Inc	22,156
3,700	*	Geokinetics, Inc	12,099
8,200	*	Geomet, Inc	4,756
19,415	*	Global Industries Ltd	74,554
2,553	*	GMX Resources, Inc	16,595
8,531	*	Goodrich Petroleum Corp	165,160
9,767	*	Helix Energy Solutions Group, Inc	50,202
23,633		Helmerich & Payne, Inc	538,123
3,600	*	Hercules Offshore, Inc	5,688
13,952	*	McMoRan Exploration Co	65,574
50,009	*	Meridian Resource Corp	10,502
18,835	*	Nabors Industries Ltd	188,162
47,691	*	National Oilwell Varco, Inc	1,369,209
14,882	*	Newfield Exploration Co	337,821
39,559		Noble Energy, Inc	2,131,439
1,457	*	Oceaneering International, Inc	53,720
3,912	*	Parallel Petroleum Corp	5,007
14,600	*	Parker Drilling Co	26,864
39,590	*	PetroHawk Energy Corp	761,316
4,226	*	Petroleum Development Corp	49,909
8,683	*	Petroquest Energy, Inc	20,839
13,000	*	Pioneer Drilling Co	42,640

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
22,823		Pioneer Natural Resources Co	$375,895
24,881	*	Plains Exploration & Production Co	428,700
26,219	*	Pride International, Inc	471,418
19,410	*	Quicksilver Resources, Inc	107,531
12,994		Range Resources Corp	534,833
2,430		RPC, Inc	16,111
24,067		Smith International, Inc	516,959
18,638	*	Southwestern Energy Co	553,362
10,178		St. Mary Land & Exploration Co	134,655
3,305	*	Stone Energy Corp	11,006
46,321	*	Sulphco, Inc	49,563
1,765	*	Superior Energy Services	22,751
8,166	*	Swift Energy Co	59,612
7,665		Toreador Resources Corp	19,239
7,017	*	TXCO Resources, Inc	2,891
6,313	*	Unit Corp	132,068
7,260	*	Venoco, Inc	23,813
10,198		W&T Offshore, Inc	62,718
1,141	*	Warren Resources, Inc	1,095
6,841	*	Whiting Petroleum Corp	176,840
68,920		XTO Energy, Inc	2,110,330
		TOTAL OIL AND GAS EXTRACTION	25,304,970

PAPER AND ALLIED PRODUCTS - 0.90%
12,556		Bemis Co	263,299
6,951	*	Buckeye Technologies, Inc	14,806
22,095	*	Domtar Corporation	20,990
2,230		Glatfelter	13,915
32,340		International Paper Co	227,674
57,393		Kimberly-Clark Corp	2,646,390
41,921		MeadWestvaco Corp	502,633
8,748		Packaging Corp of America	113,899
2,117		Rock-Tenn Co (Class A)	57,265
14,815		Sonoco Products Co	310,819
9,950		Temple-Inland, Inc	53,432
1,674		Wausau Paper Corp	8,805
		TOTAL PAPER AND ALLIED PRODUCTS	4,233,927

PERSONAL SERVICES - 0.03%
5,300		Regis Corp	76,585
1,350		Unifirst Corp	37,584
1,105		Weight Watchers International, Inc	20,498
		TOTAL PERSONAL SERVICES	134,667

PETROLEUM AND COAL PRODUCTS - 1.26%
8,741		Alon USA Energy, Inc	119,752
2,550		Ashland, Inc	26,342
36,168		Hess Corp	1,960,305
36,716		Murphy Oil Corp	1,643,775
23,194		Sunoco, Inc	614,177
72,711		Valero Energy Corp	1,301,527

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
18,038		Western Refining, Inc	$215,374
		TOTAL PETROLEUM AND COAL PRODUCTS	5,881,252

PIPELINES, EXCEPT NATURAL GAS - 0.38%
124,400		Spectra Energy Corp	1,759,016
		TOTAL PIPELINES, EXCEPT NATURAL GAS	1,759,016

PRIMARY METAL INDUSTRIES - 1.16%
43,402		Alcoa, Inc	318,571
4,582		Allegheny Technologies, Inc	100,483
10,959	*	Century Aluminum Co	23,123
133,914		Corning, Inc	1,777,039
457		Encore Wire Corp	9,794
7,633		Gibraltar Industries, Inc	36,028
6,106		Hubbell, Inc (Class B)	164,618
45,188		Nucor Corp	1,724,826
4,390		Olympic Steel, Inc	66,596
30,860		Steel Dynamics, Inc	271,877
11,210		Tredegar Corp	183,059
20,139		United States Steel Corp	425,537
38,793		Worthington Industries, Inc	337,887
		TOTAL PRIMARY METAL INDUSTRIES	5,439,438

PRINTING AND PUBLISHING - 0.44%
761	*	ACCO Brands Corp	746
9,399		Dun & Bradstreet Corp	723,723
4,693		EW Scripps Co (Class A)	6,336
4,867		Harte-Hanks, Inc	26,038
1,520		John Wiley & Sons, Inc (Class A)	45,266
37,527		Journal Communications, Inc (Class A)	28,145
1,890		Lee Enterprises, Inc	529
4,910		Meredith Corp	81,702
28,235		New York Times Co (Class A)	127,622
12,660		R.R. Donnelley & Sons Co	92,798
13,835		Standard Register Co	63,364
2,449		Washington Post Co (Class B)	874,538
		TOTAL PRINTING AND PUBLISHING	2,070,807

RAILROAD TRANSPORTATION - 0.83%
55,938		CSX Corp	1,445,997
533	*	Genesee & Wyoming, Inc (Class A)	11,326
10,587	*	Kansas City Southern Industries, Inc	134,561
67,418		Norfolk Southern Corp	2,275,358
		TOTAL RAILROAD TRANSPORTATION	3,867,242

REAL ESTATE - 0.02%
8,458	*	CB Richard Ellis Group, Inc (Class A)	34,086
1,693		Forest City Enterprises, Inc (Class A)	6,095
1,916	*	Forestar Real Estate Group, Inc	14,657
229		Jones Lang LaSalle, Inc	5,327
7,397		Stewart Enterprises, Inc (Class A)	23,966
		TOTAL REAL ESTATE	84,131

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.65%
190	*	Deckers Outdoor Corp	$10,078
61,256		Nike, Inc (Class B)	2,872,293
7,390		Sealed Air Corp	101,982
1,937		Spartech Corp	4,765
3,250		Tupperware Corp	55,218
		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	3,044,336

SECURITY AND COMMODITY BROKERS - 2.85%
14,932		Ameriprise Financial, Inc	305,957
4,810		BlackRock, Inc	625,492
14,886		Broadridge Financial Solutions, Inc	277,028
95,307		Charles Schwab Corp	1,477,259
4,431		CME Group, Inc	1,091,754
7,612	*	Duff & Phelps Corp	119,889
3,933		Eaton Vance Corp	89,869
7,070		Evercore Partners, Inc (Class A)	109,232
6,916		Federated Investors, Inc (Class B)	153,950
33,797		Franklin Resources, Inc	1,820,644
39,231		Goldman Sachs Group, Inc	4,159,271
4,601	*	IntercontinentalExchange, Inc	342,636
49,392		Invesco Ltd	684,573
153	*	Investment Technology Group, Inc	3,905
47,687	*	Ladenburg Thalmann Financial Services, Inc	25,274
9,156		Lazard Ltd (Class A)	269,186
12,311		Legg Mason, Inc	195,745
10,870	*	Nasdaq Stock Market, Inc	212,835
20,528		NYSE Euronext	367,451
12,086		SEI Investments Co	147,570
29,117		T Rowe Price Group, Inc	840,317
5,097		US Global Investors, Inc (Class A)	24,822
		TOTAL SECURITY AND COMMODITY BROKERS	13,344,659

SOCIAL SERVICES - 0.00%
9,200	*	Capital Senior Living Corp	22,448
		TOTAL SOCIAL SERVICES	22,448

SPECIAL TRADE CONTRACTORS - 0.07%
1,500		Chemed Corp	58,350
1,785	*	Layne Christensen Co	28,685
10,466	*	Quanta Services, Inc	224,496
		TOTAL SPECIAL TRADE CONTRACTORS	311,531

STONE, CLAY, AND GLASS PRODUCTS - 0.94%
78,069		3M Co	3,881,591
241		Apogee Enterprises, Inc	2,646
980	*	Cabot Microelectronics Corp	23,549
2,629		CARBO Ceramics, Inc	74,769
4,165		Eagle Materials, Inc	101,001
9,576		Gentex Corp	95,377
1,153		Martin Marietta Materials, Inc	91,433

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
4,200	*	Owens Corning, Inc	$37,968
5,300	*	Owens-Illinois, Inc	76,532
		TOTAL STONE, CLAY, AND GLASS PRODUCTS	4,384,866

TEXTILE MILL PRODUCTS - 0.01%
1,929	*	Mohawk Industries, Inc	57,619
1,400		Oxford Industries, Inc	8,638
		TOTAL TEXTILE MILL PRODUCTS	66,257

TRANSPORTATION BY AIR - 0.75%
1,560	*	Air Methods Corp	26,380
65,573	*	Airtran Holdings, Inc	298,357
13,648	*	Continental Airlines, Inc (Class B)	120,239
41,100	*	Delta Air Lines, Inc	231,393
10,270	*	ExpressJet Holdings, Inc	11,092
39,295		FedEx Corp	1,748,234
66,978	*	JetBlue Airways Corp	244,470
800	*	PHI, Inc	7,984
4,790		Skywest, Inc	59,588
101,072		Southwest Airlines Co	639,785
28,623		UAL Corp	128,231
		TOTAL TRANSPORTATION BY AIR	3,515,753

TRANSPORTATION EQUIPMENT - 0.76%
5,056		American Axle & Manufacturing Holdings, Inc	6,674
6,501		ArvinMeritor, Inc	5,136
381	*	ATC Technology Corp	4,267
35,792	*	BE Aerospace, Inc	310,317
429		Federal Signal Corp	2,261
1,482	*	Fuel Systems Solutions, Inc	19,977
36,158		Genuine Parts Co	1,079,677
30,103		Harley-Davidson, Inc	403,079
14,470		Harsco Corp	320,800
12,100	*	Hayes Lemmerz International, Inc	2,239
1,838		Noble International Ltd	351
32,566		Paccar, Inc	838,900
27,835	*	Spirit Aerosystems Holdings, Inc (Class A)	277,515
6,160		Superior Industries International, Inc	72,996
14,452	*	Tenneco, Inc	23,557
6,365		Westinghouse Air Brake Technologies Corp	167,909
		TOTAL TRANSPORTATION EQUIPMENT	3,535,655

TRANSPORTATION SERVICES - 0.06%
3,063		CH Robinson Worldwide, Inc	139,703
3,054		Expeditors International Washington, Inc	86,398
4,592	*	Interval Leisure Group, Inc	24,338
10,076	*	Orbitz Worldwide, Inc	12,998
		TOTAL TRANSPORTATION SERVICES	263,437

TRUCKING AND WAREHOUSING - 0.85%
80,910		United Parcel Service, Inc (Class B)	3,982,390
		TOTAL TRUCKING AND WAREHOUSING	3,982,390

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
WATER TRANSPORTATION - 0.08%
2,390		Alexander & Baldwin, Inc	$45,482
9,049	*	Gulfmark Offshore, Inc	215,909
5,913	*	Hornbeck Offshore Services, Inc	90,114
		TOTAL WATER TRANSPORTATION	351,505

WHOLESALE TRADE-DURABLE GOODS - 0.53%
17,314		Agilysys, Inc	74,450
16,600		Barnes Group, Inc	177,454
7,740		BorgWarner, Inc	157,122
6,116		Castle (A.M.) & Co	54,555
8,120	*	Chindex International, Inc	40,356
1,841	*	MWI Veterinary Supply, Inc	52,432
890		Owens & Minor, Inc	29,486
12,110	*	Patterson Cos, Inc	228,395
20,664		Reliance Steel & Aluminum Co	544,083
153	*	Tech Data Corp	3,332
2,050	*	Tyler Technologies, Inc	29,992
14,682		W.W. Grainger, Inc	1,030,382
2,443	*	WESCO International, Inc	44,267
		TOTAL WHOLESALE TRADE-DURABLE GOODS	2,466,306

WHOLESALE TRADE-NONDURABLE GOODS - 0.66%
681		Airgas, Inc	23,025
6,350	*	Akorn, Inc	5,461
8,761		Allscripts Healthcare Solutions, Inc	90,151
413	*	Clearwater Paper Corp	3,316
1,522	*	Dean Foods Co	27,518
11,920	*	Endo Pharmaceuticals Holdings, Inc	210,746
2,457	*	Henry Schein, Inc	98,305
14,200		Herbalife Ltd	212,715
300		Men's Wearhouse, Inc	4,542
1,817		Nash Finch Co	51,040
2,716		Spartan Stores, Inc	41,854
101,976		Sysco Corp	2,325,052
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	3,093,725

		TOTAL COMMON STOCKS	464,873,850
		(Cost $706,854,563)

		TOTAL INVESTMENTS - 99.37%	464,873,850
		(Cost $706,854,563)
		OTHER ASSETS AND LIABILITIES, NET - 0.63%	2,968,146
		NET ASSETS - 100.00%	$467,841,996

	*	Non-income producing

TIAA-CREF FUNDS - Real Estate Securities Fund

TIAA-CREF FUNDS
REAL ESTATE SECURITIES FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.51%

FORESTRY - 1.89%
150,000		Rayonier, Inc	$4,533,000
		TOTAL FORESTRY	4,533,000

HOLDING AND OTHER INVESTMENT OFFICES - 96.92%
65,500		Acadia Realty Trust	694,955
4,850		Alexander's, Inc	826,343
93,500		Alexandria Real Estate Equities, Inc	3,403,400
175,000		AMB Property Corp	2,520,000
144,000		American Campus Communities, Inc	2,499,840
132,000		Apartment Investment & Management Co (Class A)	723,360
30,000		Associated Estates Realty Corp	170,400
190,000		AvalonBay Communities, Inc	8,941,400
113,000		BioMed Realty Trust, Inc	765,010
289,000		Boston Properties, Inc	10,123,670
100,000		Brandywine Realty Trust	285,000
97,000		BRE Properties, Inc (Class A)	1,904,110
88,000		Camden Property Trust	1,899,040
80,000		Cedar Shopping Centers, Inc	139,200
125,000		Corporate Office Properties Trust	3,103,750
90,000		Cousins Properties, Inc	579,600
500,000		DCT Industrial Trust, Inc	1,585,000
259,000		Developers Diversified Realty Corp	551,670
210,000		DiamondRock Hospitality Co	842,100
118,100		Digital Realty Trust, Inc	3,918,558
205,000		Douglas Emmett, Inc	1,514,950
200,000		Duke Realty Corp	1,100,000
123,000		EastGroup Properties, Inc	3,452,610
67,000		Entertainment Properties Trust	1,055,920
48,000		Equity Lifestyle Properties, Inc	1,828,800
589,000		Equity Residential	10,808,150
83,800		Essex Property Trust, Inc	4,805,092
133,000		Extra Space Storage, Inc	732,830
165,000		Federal Realty Investment Trust	7,590,000
96,000		Franklin Street Properties Corp	1,180,800
14,600		Glimcher Realty Trust	20,440
123,500		Gramercy Capital Corp	119,795
140,000	*,g,m	GSC Capital Corp	0
542,000		HCP, Inc	9,674,700
239,000		Health Care REIT, Inc	7,311,010
127,000		Healthcare Realty Trust, Inc	1,903,730
111,000		Highwoods Properties, Inc	2,377,620
62,000		Home Properties, Inc	1,900,300
250,000		Hospitality Properties Trust	3,000,000
1,309,000		Host Marriott Corp	5,131,280

TIAA-CREF FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE
180,000		HRPT Properties Trust	$574,200
28,000		Inland Real Estate Corp	198,520
64,973		Investors Real Estate Trust	640,634
65,000		Kilroy Realty Corp	1,117,350
447,000		Kimco Realty Corp	3,406,140
60,000		LaSalle Hotel Properties	350,400
164,000		Liberty Property Trust	3,106,160
184,000		Macerich Co	1,151,840
147,000		Mack-Cali Realty Corp	2,912,070
65,386	*	Maguire Properties, Inc	47,078
60,500		Mid-America Apartment Communities, Inc	1,865,215
490,203		Mission West Properties, Inc	3,137,299
140,000		National Retail Properties, Inc	2,217,600
218,000		Nationwide Health Properties, Inc	4,837,420
130,000		Omega Healthcare Investors, Inc	1,830,400
325,000		Plum Creek Timber Co, Inc	9,447,750
132,600		Post Properties, Inc	1,344,564
70,000		Potlatch Corp	1,623,300
720,000		Prologis	4,680,000
290,100		Public Storage, Inc	16,028,025
200,000		Realty Income Corp	3,764,000
127,000		Regency Centers Corp	3,374,390
10,000		Saul Centers, Inc	229,700
255,000		Senior Housing Properties Trust	3,575,100
529,000		Simon Property Group, Inc	18,324,560
224,000		SL Green Realty Corp	2,419,200
20,000		Sovran Self Storage, Inc	401,600
124,551		Strategic Hotels & Resorts, Inc	85,940
70,000		Tanger Factory Outlet Centers, Inc	2,160,200
143,900		Taubman Centers, Inc	2,452,056
390,000		UDR, Inc	3,357,900
100,000		U-Store-It Trust	202,000
312,000		Ventas, Inc	7,054,320
348,400		Vornado Realty Trust	11,580,816
70,000		Washington Real Estate Investment Trust	1,211,000
110,000		Weingarten Realty Investors	1,047,200
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	232,740,380

HOTELS AND OTHER LODGING PLACES - 0.11%
20,000		Starwood Hotels & Resorts Worldwide, Inc	254,000
		TOTAL HOTELS AND OTHER LODGING PLACES	254,000

NONDEPOSITORY INSTITUTIONS - 0.00%
211,200	*,g,m	People's Choice Financial Corp	0
		TOTAL NONDEPOSITORY INSTITUTIONS	0

REAL ESTATE - 0.59%
105,421		Brookfield Properties Co	605,116
120,000		Forest City Enterprises, Inc (Class A)	432,000
322,000		Thomas Properties Group, Inc	379,960
		TOTAL REAL ESTATE	1,417,076

TIAA-CREF FUNDS - Real Estate Securities Fund

	COMPANY	VALUE
	TOTAL COMMON STOCKS	$238,944,456
	(Cost $515,427,914)

	TOTAL INVESTMENTS - 99.51%	238,944,456
	(Cost $515,427,914)
	OTHER ASSETS AND LIABILITIES, NET - 0.49%	1,172,967
	NET ASSETS - 100.00%	$240,117,423

*	Non-income producing
g

Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At March 31, 2009 the value of these securities amounted to $0 or 0.00% of net assets.

m	Indicates a security that has been deemed illiquid.

TIAA-CREF FUNDS - Managed Allocation Fund

TIAA-CREF FUNDS
MANAGED ALLOCATION FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES		COMPANY	VALUE
TIAA-CREF FUNDS - 100.07%(q)
16,758,160		TIAA-CREF Bond Plus Fund	$154,342,656
6,551,017		TIAA-CREF Enhanced International Equity Index Fund	29,741,617
7,501,258		TIAA-CREF Enhanced Large-Cap Growth Index Fund	44,332,436
7,470,482		TIAA-CREF Enhanced Large-Cap Value Index Fund	38,547,685
3,927,387		TIAA-CREF Growth & Income Fund	23,367,952
5,483,046		TIAA-CREF International Equity Fund	29,663,278
4,503,730		TIAA-CREF Large-Cap Growth Fund	29,589,505
3,415,592		TIAA-CREF Large-Cap Value Fund	25,821,877
224,448		TIAA-CREF Mid-Cap Growth Fund	2,215,303
201,468		TIAA-CREF Mid-Cap Value Fund	1,930,063
1,739,436		TIAA-CREF Small-Cap Equity Fund	13,376,262
		TOTAL TIAA-CREF FUNDS	392,928,634
		(Cost $507,068,832)

		TOTAL INVESTMENTS - 100.07%	392,928,634
		(Cost $507,068,832)
		OTHER ASSETS & LIABILITIES, NET - (0.07)%	(266,861)
		NET ASSETS - 100.00%	$392,661,773

	(q)	The fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Funds.

TIAA-CREF FUNDS - Bond Fund

TIAA-CREF FUNDS
BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

BONDS - 89.54%

CORPORATE BONDS - 25.09%

AMUSEMENT AND RECREATION SERVICES - 0.24%
$ 1,480,000		Walt Disney Co	5.700%	07/15/11	A2	$1,584,633
1,250,000		Walt Disney Co	4.700	12/01/12	A2	1,289,890
1,500,000		Walt Disney Co	4.500	12/15/13	A2	1,533,068
		TOTAL AMUSEMENT AND RECREATION SERVICES				4,407,591

APPAREL AND OTHER TEXTILE PRODUCTS - 0.02%
400,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	348,000
		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS				348,000

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.12%
825,000		Home Depot, Inc	5.250	12/16/13	Baa1	803,838
1,350,000		Lowe's Cos, Inc	8.250	06/01/10	A1	1,424,724
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				2,228,562

BUSINESS SERVICES - 0.15%
670,000		Daimler Finance North America LLC	5.880	03/15/11	A3	641,330
1,350,000		Daimler Finance North America LLC	5.750	09/08/11	A3	1,275,824
825,000		Oracle Corp	4.950	04/15/13	A2	871,851
		TOTAL BUSINESS SERVICES				2,789,005

CHEMICALS AND ALLIED PRODUCTS - 1.50%
370,000		Abbott Laboratories	5.600	05/15/11	A1	396,728
985,000		Abbott Laboratories	5.130	04/01/19	A1	990,643
1,000,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	992,974
600,000		Amgen, Inc	5.850	06/01/17	A3	614,400
1,850,000		Avon Products, Inc	5.630	03/01/14	A2	1,867,653
500,000		Bristol-Myers Squibb Co	6.130	05/01/38	A2	498,959
345,000		Clorox Co	5.450	10/15/12	Baa2	354,966
180,000		Colgate-Palmolive Co	6.450	06/16/28	Aa3	193,152
740,000		Ecolab, Inc	6.880	02/01/11	A2	785,119
1,105,000		EI Du Pont de Nemours & Co	4.130	03/06/13	A2	1,107,001
2,000,000		Eli Lilly & Co	3.550	03/06/12	A1	2,043,346
500,000		Eli Lilly & Co	5.950	11/15/37	A1	500,963
1,750,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	1,794,989
720,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	727,099
900,000		Johnson & Johnson	5.850	07/15/38	Aaa	938,768
250,000		Lubrizol Corp	4.630	10/01/09	Baa2	251,425
2,515,000		Novartis Capital Corp	4.130	02/10/14	Aa2	2,570,066
1,200,000		Novartis Securities Investment Ltd	5.130	02/10/19	Aa2	1,218,386
2,150,000		Pfizer, Inc	4.450	03/15/12	Aa2	2,208,379
1,500,000		Pfizer, Inc	6.200	03/15/19	Aa2	1,598,577
1,200,000		Praxair, Inc	5.250	11/15/14	A2	1,271,539
2,300,000		Procter & Gamble Co	4.600	01/15/14	Aa3	2,434,111
875,000		Procter & Gamble Co	4.700	02/15/19	Aa3	882,591
960,000		Procter & Gamble Co	5.550	03/05/37	Aa3	977,807

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 705,000		Schering-Plough Corp	6.550%	09/15/37	Baa1	$716,878
		TOTAL CHEMICALS AND ALLIED PRODUCTS				27,936,519

COMMUNICATIONS - 2.53%
390,000		America Movil SAB de C.V.	6.130	11/15/37	A3	300,300
1,900,000		AT&T Corp	7.300	11/15/11	A2	2,041,565
850,000		AT&T, Inc	6.700	11/15/13	A2	907,846
940,000		AT&T, Inc	6.150	09/15/34	A2	823,557
1,525,000		AT&T, Inc	6.500	09/01/37	A2	1,376,194
1,025,000		AT&T, Inc	6.300	01/15/38	A2	900,065
1,700,000		AT&T, Inc	6.550	02/15/39	A2	1,541,869
1,875,000		BellSouth Corp	5.200	09/15/14	A2	1,885,718
180,000		BellSouth Corp	6.880	10/15/31	A2	171,216
175,000		Comcast Cable Communications Holdings, Inc	8.380	03/15/13	Baa2	187,150
330,000		Comcast Corp	5.650	06/15/35	Baa2	261,327
270,000		Comcast Corp	6.500	11/15/35	Baa2	238,482
950,000		Deutsche Telekom International Finance BV	8.750	06/15/30	Baa1	1,014,892
655,000		France Telecom S.A.	7.750	03/01/11	A3	701,500
1,330,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	1,421,112
370,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	405,763
750,000		Rogers Communications, Inc	6.800	08/15/18	Baa3	749,609
90,000		Sprint Capital Corp	8.380	03/15/12	Ba2	81,000
1,000,000		Sprint Capital Corp	8.750	03/15/32	Ba2	670,000
365,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	260,975
550,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	474,887
1,000,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	906,387
1,400,000		Telefonica Emisiones SAU	6.220	07/03/17	Baa1	1,434,741
1,700,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,642,108
2,300,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	2,061,941
1,100,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	1,032,574
2,100,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	2,229,835
1,475,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	1,515,742
1,250,000		Verizon Communications, Inc	4.350	02/15/13	A3	1,239,944
645,000		Verizon Communications, Inc	8.750	11/01/18	A3	737,996
2,525,000		Verizon Communications, Inc	6.350	04/01/19	A3	2,494,548
650,000		Verizon Communications, Inc	6.400	02/15/38	A3	589,259
1,475,000		Verizon Communications, Inc	8.950	03/01/39	A3	1,695,061
1,675,000		Verizon Communications, Inc	7.350	04/01/39	A3	1,631,551
670,000		Verizon New England, Inc	4.750	10/01/13	Baa2	637,479
1,120,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	1,150,750
500,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	485,020
2,350,000	g	Verizon Wireless Capital LLC	5.550	02/01/14	A2	2,351,964
3,425,000	g	Verizon Wireless Capital LLC	8.500	11/15/18	A2	3,912,448
1,790,000		Viacom, Inc	5.750	04/30/11	Baa3	1,743,745
350,000		Viacom, Inc	6.130	10/05/17	Baa3	297,810
900,000		Vodafone Group plc	5.380	01/30/15	Baa1	895,001
		TOTAL COMMUNICATIONS				47,100,931

DEPOSITORY INSTITUTIONS - 6.12%
1,010,000		Asian Development Bank/Pasig	4.130	09/15/10	Aaa	1,051,472
9,100,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	8,914,268
500,000		Bank of America Corp	6.250	04/15/12	A2	470,719
8,000,000		Bank of America Corp	2.100	04/30/12	Aaa	8,016,256
5,000,000		Bank of America Corp	2.380	06/22/12	Aaa	5,052,095
1,750,000		Bank of America Corp	5.750	12/01/17	A2	1,469,626
2,275,000		Bank of America NA	5.300	03/15/17	A1	1,671,722

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 2,225,000		Bank One Corp	5.250%	01/30/13	A1	$2,056,147
350,000	i	BB&T Capital Trust IV	6.820	06/12/1957	A1	148,123
750,000		Citigroup, Inc	5.100	09/29/11	A3	682,034
12,000,000		Citigroup, Inc	2.130	04/30/12	Aaa	12,040,415
1,125,000		Citigroup, Inc	5.300	10/17/12	A3	991,583
2,570,000		Citigroup, Inc	5.130	05/05/14	A3	2,190,082
1,700,000		Citigroup, Inc	6.880	03/05/38	A3	1,482,113
140,060	i	Countrywide Home Equity Loan Trust	0.780	02/15/29	B3	70,589
2,270,000		Credit Suisse	5.000	05/15/13	Aa1	2,193,458
15,700,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	8,220,473
800,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	784,688
270,000		Golden West Financial Corp	4.750	10/01/12	A1	251,111
330,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	139,139
900,000		HSBC Holdings plc	6.500	09/15/37	Aa3	736,513
670,000	i	ING Groep NV	5.780	12/30/49	A3	184,250
370,000		JPMorgan Chase & Co	7.880	06/15/10	A1	377,034
11,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	11,396,868
250,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	247,552
350,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	353,529
2,250,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	2,206,154
4,000,000		KeyBank NA	3.200	06/15/12	Aaa	4,152,504
1,690,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	1,635,825
500,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A2	359,418
370,000		Mellon Funding Corp	6.400	05/14/11	Aa3	373,325
370,000		National Westminster Bank plc	7.380	10/01/09	A1	360,200
3,000,000		New York Community Bank	3.000	12/16/11	Aaa	3,072,834
840,000		Popular North America, Inc	5.650	04/15/09	Baa1	839,304
2,000,000		Regions Bank	3.250	12/09/11	Aaa	2,081,386
810,000		Regions Financial Corp	6.380	05/15/12	Baa1	743,224
2,000,000		Sovereign Bank	2.750	01/17/12	Aaa	2,039,174
7,000,000		State Street Corp	2.150	04/30/12	Aaa	7,028,791
1,010,000		Union Bank of California NA	5.950	05/11/16	A1	723,982
1,300,000		Wachovia Bank NA	4.800	11/01/14	Aa3	1,080,548
2,000,000		Wachovia Bank NA	5.850	02/01/37	Aa3	1,451,304
2,650,000		Wachovia Corp	5.300	10/15/11	A1	2,616,019
1,025,000		Wachovia Corp	5.500	05/01/13	A1	945,104
2,530,000		Wells Fargo & Co	5.300	08/26/11	A1	2,480,630
4,000,000		Wells Fargo & Co	2.130	06/15/12	Aaa	4,017,244
550,000		Wells Fargo & Co	5.630	12/11/17	A1	501,827
4,900,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	4,182,047
		TOTAL DEPOSITORY INSTITUTIONS				114,082,703

ELECTRIC, GAS, AND SANITARY SERVICES - 2.15%
1,370,000		Alabama Power Co	5.800	11/15/13	A2	1,471,276
1,325,000		American Water Capital Corp	6.090	10/15/17	Baa2	1,236,766
1,175,000		Atmos Energy Corp	8.500	03/15/19	Baa3	1,199,695
2,300,000		Carolina Power & Light Co	5.300	01/15/19	A2	2,328,533
330,000		Carolina Power & Light Co	5.700	04/01/35	A2	314,134
500,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	521,435
270,000		CenterPoint Energy Resources Corp	7.880	04/01/13	Baa3	276,434
1,000,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	661,521
600,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	491,339
625,000		Connecticut Light & Power Co	5.500	02/01/19	A3	639,913
939,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	965,687
330,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	318,498
500,000		Consumers Energy Co	4.400	08/15/09	Baa1	500,121

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 1,400,000	Dominion Resources, Inc	8.880%	01/15/19	Baa2	$1,584,933
1,750,000	Duke Energy Carolinas LLC	5.750	11/15/13	A2	1,864,335
2,400,000	Duke Energy Corp	6.300	02/01/14	Baa2	2,456,951
550,000	Florida Power & Light Co	4.850	02/01/13	Aa3	569,809
1,700,000	Florida Power & Light Co	5.960	04/01/39	Aa3	1,721,461
670,000	Florida Power Corp	4.500	06/01/10	A2	682,839
500,000	Florida Power Corp	6.400	06/15/38	A2	522,383
950,000	Indiana Michigan Power Co	7.000	03/15/19	Baa2	927,681
185,000	Kinder Morgan Energy Partners LP	5.850	09/15/12	Baa2	182,695
2,000,000	Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	2,137,890
270,000	National Fuel Gas Co	5.250	03/01/13	Baa1	258,626
950,000	Nevada Power Co	6.500	08/01/18	Baa3	909,232
2,020,000	Nisource Finance Corp	5.400	07/15/14	Baa3	1,616,832
330,000	Ohio Power Co	5.300	11/01/10	A3	333,674
220,000	Oncor Electric Delivery Co	7.250	01/15/33	Baa3	203,185
670,000	ONEOK Partners LP	5.900	04/01/12	Baa2	656,059
1,050,000	Pacific Gas & Electric Co	8.250	10/15/18	A3	1,237,515
700,000	Pacific Gas & Electric Co	6.250	03/01/39	A3	693,403
750,000	Pacificorp	6.000	01/15/39	A3	740,690
2,200,000	PG&E Corp	5.750	04/01/14	Baa1	2,216,288
200,000	Potomac Electric Power Co	7.900	12/15/38	Baa1	225,920
850,000	Progress Energy, Inc	7.050	03/15/19	Baa2	866,000
675,000	Public Service Co of Colorado	4.880	03/01/13	A3	694,244
270,000	Public Service Co of Colorado	5.500	04/01/14	A3	284,076
1,250,000	Public Service Electric & Gas Co	6.330	11/01/13	A3	1,344,808
660,000	Public Service Electric & Gas Co	5.300	05/01/18	A3	665,364
330,000	Puget Sound Energy, Inc	6.270	03/15/37	Baa2	272,387
250,000	Southern California Edison Co	6.000	01/15/34	A2	249,333
1,100,000	Texas Eastern Transmission LP	7.300	12/01/10	A3	1,139,899
650,000	Veolia Environnement	5.250	06/03/13	A3	649,230
1,280,000	Virginia Electric and Power Co	4.750	03/01/13	Baa1	1,292,316
	TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				40,125,410

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.17%
1,700,000	Cisco Systems, Inc	4.950	02/15/19	A1	1,672,571
625,000	General Electric Co	5.250	12/06/17	Aa2	578,006
1,000,000	Koninklijke Philips Electronics NV	6.880	03/11/38	A3	970,070
	TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				3,220,647

ENGINEERING AND MANAGEMENT SERVICES - 0.06%
1,150,000	Quest Diagnostics, Inc	6.400	07/01/17	Baa3	1,097,492
	TOTAL ENGINEERING AND MANAGEMENT SERVICES				1,097,492

FOOD AND KINDRED PRODUCTS - 0.61%
845,000	Bottling Group LLC	4.630	11/15/12	Aa2	872,801
1,525,000	Bottling Group LLC	6.950	03/15/14	Aa2	1,733,971
600,000	Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	479,278
700,000	Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	705,610
937,000	Diageo Capital plc	5.130	01/30/12	A3	958,964
650,000	Diageo Finance BV	3.880	04/01/11	A3	647,834
925,000	General Mills, Inc	5.250	08/15/13	Baa1	955,506
1,500,000	General Mills, Inc	5.650	02/15/19	Baa1	1,527,081

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 800,000	Kraft Foods, Inc	6.500%	08/11/17	Baa2	$823,790
755,000	Kraft Foods, Inc	6.130	02/01/18	Baa2	756,706
330,000	Kraft Foods, Inc	6.500	11/01/31	Baa2	306,117
900,000	PepsiCo, Inc	5.000	06/01/18	Aa2	931,145
550,000	PepsiCo, Inc	7.900	11/01/18	Aa2	675,761
	TOTAL FOOD AND KINDRED PRODUCTS				11,374,564

FOOD STORES - 0.21%
875,000	Delhaize Group	5.880	02/01/14	Baa3	874,738
850,000	Delhaize Group	6.500	06/15/17	Baa3	821,656
740,000	Kroger Co	6.800	04/01/11	Baa2	781,811
175,000	Kroger Co	6.800	12/15/18	Baa2	182,677
325,000	Safeway, Inc	4.950	08/16/10	Baa2	331,127
900,000	Safeway, Inc	6.250	03/15/14	Baa2	944,397
	TOTAL FOOD STORES				3,936,406

GENERAL MERCHANDISE STORES - 0.25%
930,000	Wal-Mart Stores, Inc	6.880	08/10/09	Aa2	947,367
1,100,000	Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	1,096,077
500,000	Wal-Mart Stores, Inc	4.130	02/01/19	Aa2	483,710
875,000	Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	786,398
1,375,000	Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	1,389,811
	TOTAL GENERAL MERCHANDISE STORES				4,703,363

HOLDING AND OTHER INVESTMENT OFFICES - 0.10%
435,000	BHP Billiton Finance Ltd	5.400	03/29/17	A1	416,313
875,000	Boston Properties LP	6.250	01/15/13	Baa2	734,482
350,000	ERP Operating LP	5.750	06/15/17	Baa1	277,015
375,000	Highwoods Properties, Inc	5.850	03/15/17	Ba1	231,891
25,000	ProLogis	5.750	04/01/16	Baa2	13,739
225,000	ProLogis	5.630	11/15/16	Baa2	112,455
175,000	Regency Centers LP	5.250	08/01/15	Baa2	115,783
50,000	Regency Centers LP	5.880	06/15/17	Baa2	33,551
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				1,935,229

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.86%
825,000	Black & Decker Corp	8.950	04/15/14	Baa3	815,158
5,000,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	4,855,609
1,690,000	Caterpillar, Inc	6.050	08/15/36	A2	1,449,937
935,000	Dover Corp	6.500	02/15/11	A2	992,249
1,625,000	Hewlett-Packard Co	4.250	02/24/12	A2	1,669,337
1,625,000	Hewlett-Packard Co	4.750	06/02/14	A2	1,642,756
650,000	Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	650,000
3,500,000	International Business Machines Corp	6.500	10/15/13	A1	3,871,662
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				15,946,708

INSTRUMENTS AND RELATED PRODUCTS - 0.11%
600,000	Medtronic, Inc	4.750	09/15/15	A1	597,416
270,000	Northrop Grumman Corp	7.750	02/15/31	Baa1	326,350
500,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	477,343

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 650,000		Xerox Corp	7.630%	06/15/13	Baa2	$580,041
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				1,981,150

INSURANCE CARRIERS - 0.29%
850,000		ACE INA Holdings, Inc	5.880	06/15/14	A3	831,535
1,210,000		Aetna, Inc	6.500	09/15/18	A3	1,190,087
750,000		Chubb Corp	6.000	05/11/37	A2	677,765
250,000		Metlife, Inc	5.000	06/15/15	A2	205,693
500,000		Metlife, Inc	5.700	06/15/35	A2	345,411
1,600,000	g	Prudential Funding LLC	6.750	09/15/23	A3	860,186
750,000		WellPoint, Inc	5.880	06/15/17	Baa1	705,056
655,000		WellPoint, Inc	5.850	01/15/36	Baa1	529,595
		TOTAL INSURANCE CARRIERS				5,345,328

METAL MINING - 0.13%
900,000		Barrick Gold Financeco LLC	6.130	09/15/13	Baa1	925,754
850,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	762,209
900,000		Rio Tinto Finance USA Ltd	6.500	07/15/18	Baa1	787,645
		TOTAL METAL MINING				2,475,608

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.03%
560,000		Harsco Corp	5.130	09/15/13	A3	569,892
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				569,892

MISCELLANEOUS RETAIL - 0.16%
2,150,000		CVS Caremark Corp	5.750	06/01/17	Baa2	2,096,599
600,000		Staples, Inc	7.750	04/01/11	Baa2	613,348
300,000		Staples, Inc	9.750	01/15/14	Baa2	314,058
		TOTAL MISCELLANEOUS RETAIL				3,024,005

MOTION PICTURES - 0.11%
1,310,000		Historic TW, Inc	6.630	05/15/29	Baa2	1,105,931
910,000		Time Warner, Inc	6.880	05/01/12	Baa2	926,198
		TOTAL MOTION PICTURES				2,032,129

NONDEPOSITORY INSTITUTIONS - 3.67%
2,500,000		American General Finance Corp	6.900	12/15/17	Baa2	876,218
1,350,000	g	American Honda Finance Corp	5.130	12/15/10	A1	1,329,595
2,020,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	2,141,224
1,529,163		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,590,268
1,480,000		Capital One Financial Corp	5.700	09/15/11	A3	1,332,570
1,800,000		CIT Group, Inc	5.850	09/15/16	Baa2	1,018,066
11,000,000		Citigroup Funding, Inc	2.000	03/30/12	Aaa	11,035,342
600,000		General Electric Capital Corp	5.880	02/15/12	Aa2	595,606
5,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	5,034,744
2,400,000		General Electric Capital Corp	2.200	06/08/12	Aaa	2,415,497
1,375,000		General Electric Capital Corp	5.450	01/15/13	Aa2	1,324,139
6,100,000		General Electric Capital Corp	5.500	06/04/14	Aa2	5,780,756
1,875,000		General Electric Capital Corp	5.630	09/15/17	Aa2	1,643,366
1,225,000		General Electric Capital Corp	6.880	01/10/39	Aa2	999,098
700,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	743,364
1,520,000		HSBC Finance Corp	5.250	01/14/11	A3	1,303,014
7,250,000		HSBC Finance Corp	6.380	11/27/12	A3	5,854,026
250,000		HSBC Finance Corp	4.750	07/15/13	A3	184,283
2,250,000		International Lease Finance Corp	5.750	06/15/11	Baa2	1,461,708

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 975,000		International Lease Finance Corp	5.630%	09/20/13	Baa2	$545,469
875,000		International Lease Finance Corp	6.630	11/15/13	Baa2	484,662
670,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	673,181
3,250,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	3,404,141
775,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	824,133
3,000,000		Landwirtschaftliche Rentenbank	5.130	02/01/17	Aaa	3,238,137
500,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	499,955
1,077,000		MBNA Corp	6.130	03/01/13	A2	932,130
1,610,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	1,623,289
850,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	984,052
4,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	3,862,360
1,700,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	1,549,890
1,845,000		Svensk Exportkredit AB	5.130	03/01/17	Aa1	1,916,486
928,125		Totem Ocean Trailer Express, Inc	4.510	12/18/19	NR	962,762
200,000	g	WEA Finance LLC	7.130	04/15/18	A2	156,256
		TOTAL NONDEPOSITORY INSTITUTIONS				68,319,787

NONMETALLIC MINERALS, EXCEPT FUELS - 0.02%
425,000		Vulcan Materials Co	6.300	06/15/13	Baa2	415,237
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				415,237

OIL AND GAS EXTRACTION - 1.31%
1,650,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	1,639,432
850,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	850,411
1,325,000		Baker Hughes, Inc	6.500	11/15/13	A2	1,452,757
1,110,000		Baker Hughes, Inc	6.880	01/15/29	A2	1,140,817
600,000		BJ Services Co	5.750	06/01/11	Baa1	604,297
930,000		Burlington Resources Finance Co	6.400	08/15/11	A2	992,286
1,110,000		Burlington Resources Finance Co	7.200	08/15/31	A2	1,104,978
850,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	806,680
1,425,000		Devon Energy Corp	6.300	01/15/19	Baa1	1,390,337
350,000		EnCana Corp	6.630	08/15/37	Baa2	304,671
700,000		Enterprise Products Operating LLC	6.300	09/15/17	Baa3	645,206
400,000		Enterprise Products Operating LLC	6.500	01/31/19	Baa3	367,538
450,000		Enterprise Products Operating LP	4.630	10/15/09	Baa3	447,345
500,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	462,335
270,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	252,805
1,700,000		Halliburton Co	6.150	09/15/19	A2	1,727,415
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	483,426
400,000		Husky Energy, Inc	6.800	09/15/37	Baa2	305,621
620,000		Nexen, Inc	6.400	05/15/37	Baa3	439,746
1,125,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	939,375
375,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	262,500
1,300,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	1,347,060
600,000	g	Petroleos Mexicanos	8.000	05/03/19	Baa1	585,000
638,914	g	Qatar Petroleum	5.580	05/30/11	Aa2	636,365
857,273	g	Tengizchevroil Finance Co SARL	6.120	11/15/14	Baa3	677,245
500,000		Weatherford International, Inc	5.950	06/15/12	Baa1	478,446
2,230,000		XTO Energy, Inc	6.250	04/15/13	Baa2	2,303,524
1,000,000		XTO Energy, Inc	4.630	06/15/13	Baa2	968,232
850,000		XTO Energy, Inc	5.750	12/15/13	Baa2	859,318
		TOTAL OIL AND GAS EXTRACTION				24,475,168

PAPER AND ALLIED PRODUCTS - 0.07%
625,000		International Paper Co	7.400	06/15/14	Baa3	515,591

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 750,000		Kimberly-Clark Corp	6.630%	08/01/37	A2	$816,658
		TOTAL PAPER AND ALLIED PRODUCTS				1,332,249

PETROLEUM AND COAL PRODUCTS - 0.84%
1,650,000		BP Capital Markets plc	3.130	03/10/12	Aa1	1,656,793
5,900,000		BP Capital Markets plc	4.750	03/10/19	Aa1	5,804,602
1,625,000		Chevron Corp	3.450	03/03/12	Aa1	1,667,976
175,000		Chevron Corp	3.950	03/03/14	Aa1	179,720
750,000		ConocoPhillips	4.750	02/01/14	A1	780,116
1,725,000		ConocoPhillips	6.500	02/01/39	A1	1,682,695
500,000		Hess Corp	7.000	02/15/14	Baa2	513,766
700,000		Hess Corp	8.130	02/15/19	Baa2	721,609
625,000		Marathon Oil Corp	6.500	02/15/14	Baa1	634,550
625,000		Marathon Oil Corp	7.500	02/15/19	Baa1	629,681
850,000		Valero Energy Corp	9.380	03/15/19	Baa2	877,515
700,000		Valero Energy Corp	6.630	06/15/37	Baa2	494,815
		TOTAL PETROLEUM AND COAL PRODUCTS				15,643,838

PIPELINES, EXCEPT NATURAL GAS - 0.31%
670,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	660,831
900,000	g	Rockies Express Pipeline LLC	6.250	07/15/13	Baa3	883,059
220,000		TransCanada Pipelines Ltd	4.000	06/15/13	A3	212,812
2,900,000		TransCanada Pipelines Ltd	7.690	06/30/16	A3	3,133,543
1,000,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	804,377
		TOTAL PIPELINES, EXCEPT NATURAL GAS				5,694,622

PRIMARY METAL INDUSTRIES - 0.05%
750,000		ArcelorMittal	5.380	06/01/13	Baa2	582,158
250,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	207,500
350,000	g	Xstrata Finance Canada Ltd	6.900	11/15/37	Baa2	209,338
		TOTAL PRIMARY METAL INDUSTRIES				998,996

PRINTING AND PUBLISHING - 0.17%
300,000		News America, Inc	7.250	05/18/18	Baa1	279,501
330,000		News America, Inc	7.630	11/30/28	Baa1	283,972
750,000		Thomson Corp	5.950	07/15/13	Baa1	732,575
1,125,000		Thomson Corp	5.700	10/01/14	Baa1	1,115,707
700,000		Washington Post Co	7.250	02/01/19	A1	707,729
		TOTAL PRINTING AND PUBLISHING				3,119,484

RAILROAD TRANSPORTATION - 0.20%
670,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	706,595
450,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	413,010
370,000		Canadian National Railway Co	4.400	03/15/13	A3	372,821
625,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	621,106
1,263,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	1,106,515
330,000		Union Pacific Corp	6.500	04/15/12	Baa2	343,600
250,000		Union Pacific Corp	5.130	02/15/14	Baa2	248,410
		TOTAL RAILROAD TRANSPORTATION				3,812,057

REAL ESTATE - 0.02%
750,000	g,i	USB Realty Corp	6.090	12/30/49	A2	285,000
		TOTAL REAL ESTATE				285,000

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
SECURITY AND COMMODITY BROKERS - 1.77%
$ 1,500,000		Bear Stearns Cos, Inc	5.700%	11/15/14	Aa3	$1,425,642
1,000,000		Bear Stearns Cos, Inc	6.400	10/02/17	Aa3	973,246
850,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa3	877,807
1,000,000		Eaton Vance Corp	6.500	10/02/17	A3	857,910
1,000,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	416,341
500,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	482,461
1,500,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	1,455,354
1,100,000		Goldman Sachs Group, Inc	5.450	11/01/12	A1	1,058,741
670,000		Goldman Sachs Group, Inc	4.750	07/15/13	A1	615,420
530,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	483,710
2,050,000		Goldman Sachs Group, Inc	5.950	01/18/18	A1	1,861,070
3,750,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	3,741,799
200,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	126,453
500,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	338,171
750,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	75
5,725,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	4,912,376
1,875,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,537,050
3,075,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	2,404,936
1,190,000		Morgan Stanley	5.750	10/18/16	A2	1,083,315
1,375,000		Morgan Stanley	5.450	01/09/17	A2	1,203,125
1,840,000		Morgan Stanley	5.950	12/28/17	A2	1,671,462
835,000		Morgan Stanley	6.630	04/01/18	A2	796,178
4,280,571	g	Morgan Stanley Tracers	6.790	06/15/12	Baa2	4,651,054
		TOTAL SECURITY AND COMMODITY BROKERS				32,973,696

STONE, CLAY, AND GLASS PRODUCTS - 0.09%
305,000		3M Co	4.380	08/15/13	Aa1	321,204
1,300,000		3M Co	5.700	03/15/37	Aa1	1,321,988
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				1,643,192

TOBACCO PRODUCTS - 0.16%
850,000		Philip Morris International, Inc	4.880	05/16/13	A2	859,274
1,675,000		Philip Morris International, Inc	6.880	03/17/14	A2	1,812,825
300,000		Philip Morris International, Inc	6.380	05/16/38	A2	290,535
		TOTAL TOBACCO PRODUCTS				2,962,634

TRANSPORTATION BY AIR - 0.06%
1,050,000		FedEx Corp	3.500	04/01/09	Baa2	1,050,000
		TOTAL TRANSPORTATION BY AIR				1,050,000

TRANSPORTATION EQUIPMENT - 0.38%
1,900,000		Boeing Capital Corp Ltd	6.100	03/01/11	A2	1,997,204
435,000		Boeing Co	5.000	03/15/14	A2	445,900
100,000		Honeywell International, Inc	3.880	02/15/14	A2	100,859
725,000		Honeywell International, Inc	5.000	02/15/19	A2	723,848
500,000		Honeywell International, Inc	5.700	03/15/37	A2	485,039
775,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	783,179
740,000		United Technologies Corp	6.350	03/01/11	A2	788,675
1,025,000		United Technologies Corp	6.130	02/01/19	A2	1,103,435
530,000		United Technologies Corp	5.400	05/01/35	A2	487,011
235,000		United Technologies Corp	6.050	06/01/36	A2	235,235
		TOTAL TRANSPORTATION EQUIPMENT				7,150,385

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
WHOLESALE TRADE-NONDURABLE GOODS - 0.05%
$ 950,000		McKesson Corp	6.500%	02/15/14	Baa3	$982,627
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				982,627

		TOTAL CORPORATE BONDS				467,520,214
		(Cost $489,224,155)

GOVERNMENT BONDS - 64.45%

AGENCY SECURITIES - 9.07%
10,000,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	10,225,190
1,690,000		FFCB	4.130	04/15/09	Aaa	1,692,403
3,000,000		Federal Home Loan Bank (FHLB)	3.630	09/16/11	Aaa	3,137,775
4,000,000		FHLB	2.380	04/30/10	Aaa	4,058,552
3,500,000		Federal Home Loan Mortgage Corp (FHLMC)	4.880	02/09/10	Aaa	3,616,631
5,000,000		FHLMC	3.250	07/16/10	Aaa	5,137,535
8,000,000		FHLMC	2.130	03/23/12	Aaa	8,060,624
7,500,000		FHLMC	5.500	08/20/12	Aaa	8,359,703
3,000,000		FHLMC	4.130	12/21/12	Aaa	3,221,145
2,000,000		FHLMC	3.500	05/29/13	Aaa	2,101,432
5,500,000		FHLMC	2.500	01/07/14	Aaa	5,503,856
7,670,000		FHLMC	5.130	10/18/16	Aaa	8,531,533
5,000,000		FHLMC	3.750	03/27/19	Aaa	5,067,155
4,200,000		Federal National Mortgage Association (FNMA)	7.130	06/15/10	Aaa	4,506,289
1,975,000		FNMA	3.250	08/12/10	Aaa	2,031,461
26,000,000		FNMA	2.880	10/12/10	Aaa	26,720,147
8,200,000		FNMA	1.750	03/23/11	Aaa	8,252,767
4,000,000		FNMA	5.000	10/15/11	Aaa	4,327,680
20,000,000		FNMA	2.750	03/13/14	Aaa	20,238,740
1,320,933		Overseas Private Investment Corp	3.420	01/15/15		1,391,418
5,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	5,392,070
7,500,000		Private Export Funding Corp	3.550	04/15/13	Aaa	7,801,335
13,000,000		Private Export Funding Corp	5.450	09/15/17	Aaa	14,543,347
5,000,000		Private Export Funding Corp	4.380	03/15/19	Aaa	5,033,255
		TOTAL AGENCY SECURITIES				168,952,043

FOREIGN GOVERNMENT BONDS - 2.24%
1,690,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	1,747,727
1,110,000		China Development Bank	5.000	10/15/15	A1	1,147,570
900,000		China Government International Bond	4.750	10/29/13	A1	929,901
600,000		Development Bank of Japan	4.250	06/09/15	Aaa	610,222
840,000		Eksportfinan A/S	5.000	02/14/12	Aa1	873,598
600,000		European Investment Bank	4.880	02/15/36	Aaa	591,563
300,000		Export-Import Bank of Korea	8.130	01/21/14	A2	310,089
1,690,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	1,727,175
2,535,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	2,528,663
1,800,000		Federative Republic of Brazil	8.000	01/15/18	WR	1,963,800
2,020,000		International Finance Corp	5.130	05/02/11	Aaa	2,094,579
505,000		Israel Government International Bond	5.130	03/26/19	A1	508,535
1,275,000		Italy Government International Bond	5.380	06/12/17	NR	1,290,814
195,000		Korea Development Bank	8.000	01/23/14	A2	200,591
242,000		Mexico Government International Bond	6.380	01/16/13	Baa1	255,310
130,000		Mexico Government International Bond	5.880	01/15/14	Baa1	134,420
750,000		Mexico Government International Bond	6.750	09/27/34	Baa1	706,350
700,000		Mexico Government International Bond	6.050	01/11/40	Baa1	598,500
1,150,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	1,286,844
400,000		Peruvian Government International Bond	7.350	07/21/25	Ba1	402,000
3,380,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	3,472,014

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,500,000		Province of Manitoba Canada	5.000%	02/15/12	Aa1	$1,597,584
3,740,000		Province of Ontario	3.130	09/08/10	Aa1	3,782,714
5,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	5,026,384
2,600,000		Province of Quebec Canada	5.130	11/14/16	Aa2	2,687,729
1,285,000		Province of Quebec Canada	4.630	05/14/18	Aa2	1,277,296
930,000		Province of Quebec Canada	7.500	09/15/29	Aa2	1,198,724
1,350,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	1,612,378
489,000		Republic of Peru	7.130	03/30/19	Ba1	495,602
490,000		Russia Government International Bond	7.500	03/31/30	Baa1	462,036
205,000		United Mexican States	5.880	02/17/14	Baa1	211,663
		TOTAL FOREIGN GOVERNMENT BONDS				41,732,375

MORTGAGE BACKED - 39.74%
3,592,080	h, i	Federal Home Loan Mortgage Corp (FHLMC)	6.030	05/01/37		3,739,224
4,458,435	h, i	FHLMC	5.870	04/01/37		4,623,025
4,658,736	h, i	FHLMC	5.730	03/01/37		4,788,876
4,031,874	h, i	FHLMC	5.840	09/01/37		4,194,515
3,210,660	h, i	FHLMC	5.850	08/01/37		3,342,523
1,424,245	h, i	FHLMC	5.700	06/01/37		1,474,323
2,919,979	h, i	FHLMC	6.090	09/01/36		2,999,957
1,647,143	h, i	FHLMC	3.740	02/01/36		1,636,086
1,549,822		FHLMC	4.500	09/15/35		1,603,439
1,172,808		FHLMC	6.000	09/15/16		1,225,315
1,542,764	h, i	FHLMC	5.950	09/01/36		1,598,668
1,533,351	h, i	FHLMC	4.930	09/01/36		1,532,918
593,361	h, i	FHLMC	5.790	07/01/36		612,561
49,856		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.500	01/01/16		52,670
3,902		FGLMC	7.500	05/01/16		4,122
4,700		FGLMC	7.500	06/01/16		4,965
2,110,941		FGLMC	4.500	09/01/18		2,186,319
2,133,378		FGLMC	4.500	01/01/19		2,206,890
3,730,743		FGLMC	4.500	05/01/19		3,859,298
2,741,900		FGLMC	5.000	05/01/20		2,852,662
430,311		FGLMC	4.500	07/01/20		444,063
61,452		FGLMC	7.000	10/01/20		66,609
6,930,903		FGLMC	4.500	06/01/21		7,152,403
11,360,056		FGLMC	4.500	06/01/21		11,723,105
7,105		FGLMC	6.500	10/01/28		7,564
107,980		FGLMC	6.500	01/01/29		114,967
16,186		FGLMC	6.500	03/01/29		17,233
61,731		FGLMC	6.500	07/01/29		65,687
11,054		FGLMC	8.000	01/01/31		12,060
108,210		FGLMC	6.500	09/01/31		115,009
112,871		FGLMC	8.000	09/01/31		122,628
671,189		FGLMC	7.000	12/01/31		726,593
439,154		FGLMC	6.000	03/01/33		461,202
2,894,514		FGLMC	6.000	03/01/33		3,041,642
1,978,848		FGLMC	4.500	07/01/33		2,026,194
3,408,557		FGLMC	5.000	09/01/33		3,529,621
1,497,429		FGLMC	5.500	09/01/33		1,560,440
1,232,247		FGLMC	5.500	09/01/33		1,284,100
1,592,108		FGLMC	5.500	09/01/33		1,659,104
1,885,453		FGLMC	5.500	10/01/33		1,964,793
6,075,759		FGLMC	5.500	12/01/33		6,333,326
10,367,316		FGLMC	7.000	12/01/33		11,223,094
5,392,619		FGLMC	5.000	01/01/34		5,584,151
2,715,689		FGLMC	5.000	05/01/34		2,809,597
13,558,145		FGLMC	5.000	12/01/34		14,026,986

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 923,620		FGLMC	5.500%	12/01/34	$961,331
4,421,308		FGLMC	4.500	04/01/35	4,522,947
2,050,538		FGLMC	6.000	05/01/35	2,147,078
2,852,266		FGLMC	7.000	05/01/35	3,087,709
1,272,747		FGLMC	6.000	07/01/35	1,332,668
366,663		FGLMC	5.500	08/01/35	381,290
540,322		FGLMC	6.000	08/01/35	565,761
1,016,833		FGLMC	5.000	10/01/35	1,051,360
2,763,561		FGLMC	5.000	11/01/35	2,857,398
914,477		FGLMC	6.000	01/01/36	957,245
754,431		FGLMC	7.000	01/01/36	804,347
3,018,757		FGLMC	5.500	04/01/36	3,135,881
628,270		FGLMC	6.500	05/01/36	663,132
1,991,479		FGLMC	6.500	10/01/36	2,101,982
5,048,043		FGLMC	5.500	01/01/37	5,243,902
7,965,328		FGLMC	5.500	04/01/37	8,273,925
3,048,693		FGLMC	6.000	08/01/37	3,190,797
1,601,860		FGLMC	6.000	09/01/37	1,676,525
3,370,962		FGLMC	6.500	09/01/37	3,557,822
1,453,310		FGLMC	5.000	04/01/38	1,500,531
5,686,330		FGLMC	5.000	04/01/38	5,871,094
2,949,646		FGLMC	6.500	05/01/38	3,113,151
920,970		FGLMC	5.500	07/01/38	956,651
7,000,000	h	FGLMC	6.000	11/01/38	7,325,886
3,316,211		FGLMC	5.500	01/01/39	3,444,690
60,920		Federal National Mortgage Association (FNMA)	5.000	06/01/13	62,531
1,846,653		FNMA	4.440	07/01/13	1,909,999
28,616		FNMA	6.000	09/01/13	30,094
1,979,363		FNMA	4.760	10/01/13	2,064,253
22,628		FNMA	6.500	12/01/13	23,797
1,496,815		FNMA	4.780	02/01/14	1,561,796
26,552		FNMA	6.000	06/01/14	27,923
1,161		FNMA	6.500	07/01/14	1,220
4,426,387		FNMA	4.640	11/01/14	4,595,724
5,254,516		FNMA	4.870	03/01/16	5,442,811
58,997		FNMA	6.500	10/01/16	61,952
308,179		FNMA	6.500	11/01/16	323,613
235,758		FNMA	6.500	04/01/17	247,234
1,679,151		FNMA	5.000	12/01/17	1,756,427
309,088		FNMA	5.500	04/01/18	323,530
3,428,584		FNMA	5.500	04/01/18	3,595,442
142,641		FNMA	5.500	05/01/18	149,583
1,323,077		FNMA	4.500	10/01/18	1,371,976
3,017,132		FNMA	5.000	11/01/18	3,143,555
173,034		FNMA	6.000	01/01/19	183,059
315,987		FNMA	4.500	05/01/19	327,270
829,192		FNMA	5.000	03/01/20	866,575
1,214,454		FNMA	5.000	03/01/21	1,269,206
5,345,517		FNMA	4.500	06/01/23	5,510,204
5,906,663		FNMA	5.000	07/01/23	6,132,938
4,105,361		FNMA	5.000	07/01/23	4,262,630
668,729		FNMA	5.000	11/01/23	694,033
547,088		FNMA	5.500	02/01/24	571,485
7,000,000		FNMA	4.500	05/25/24	7,185,934
316,160		FNMA	5.500	07/01/24	330,030
4,053		FNMA	8.000	07/01/24	4,408

TIAA-CREF FUNDS - Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE
$ 4,156,971	FNMA	5.000%	03/01/25	$4,309,835
9,354,975	FNMA	5.000	10/01/25	9,698,985
2,414	FNMA	7.500	01/01/29	2,617
11,708	FNMA	6.500	04/01/29	12,456
2,167	FNMA	7.500	07/01/29	2,349
17,087	FNMA	7.500	07/01/29	18,525
2,754	FNMA	7.500	02/01/31	2,982
16,429	FNMA	7.500	03/01/31	17,789
9,541	FNMA	7.500	05/01/31	10,330
18,650	FNMA	6.500	09/01/31	19,818
8,386	FNMA	6.500	10/01/31	8,911
98,407	FNMA	6.500	11/01/31	104,572
236,544	FNMA	6.000	01/01/32	248,789
3,067,254	FNMA	5.500	01/01/33	3,197,852
15,145,146	FNMA	6.000	01/01/33	15,722,373
402,567	FNMA	5.000	02/01/33	416,751
2,207,395	FNMA	5.000	02/01/33	2,286,896
2,069,898	FNMA	4.500	03/25/33	2,146,412
1,246,238	FNMA	4.500	08/01/33	1,277,455
958,257	FNMA	5.000	08/01/33	992,020
971,654	FNMA	5.500	09/01/33	1,012,722
690,439	FNMA	5.500	09/01/33	719,620
2,130,039	FNMA	4.500	10/01/33	2,183,394
1,041,429	FNMA	5.000	10/01/33	1,078,124
1,118,230	FNMA	5.000	10/01/33	1,157,630
3,808,507	FNMA	5.500	10/01/33	3,969,476
2,252,310	FNMA	5.500	10/01/33	2,347,505
8,846,410	FNMA	5.000	11/01/33	9,158,108
2,851,274	FNMA	5.500	12/01/33	2,971,785
4,038,003	FNMA	6.000	02/01/34	4,239,469
349,542	FNMA	5.000	03/01/34	361,858
7,559,443	FNMA	5.000	03/01/34	7,825,796
531,550	FNMA	5.000	03/01/34	550,278
396,313	FNMA	5.000	03/01/34	410,277
1,080,751	FNMA	5.000	03/01/34	1,118,831
3,049,865	FNMA	5.000	04/01/34	3,154,466
9,698,111	FNMA	5.000	08/01/34	10,031,894
1,164,581	FNMA	6.000	08/01/34	1,222,685
6,572,275	FNMA	5.500	09/01/34	6,841,841
1,690,668	FNMA	5.500	09/01/34	1,760,012
1,120,703	FNMA	6.000	11/01/34	1,175,217
387,312	FNMA	6.000	12/01/34	406,151
7,494,001	FNMA	4.500	01/01/35	7,703,964
873,221	FNMA	5.500	01/01/35	909,037
20,857,989	FNMA	5.500	02/01/35	21,739,564
3,324,990	FNMA	5.500	04/01/35	3,458,250
6,067,716	FNMA	5.500	04/01/35	6,316,587
781,484	FNMA	6.000	04/01/35	819,497
4,330,502	FNMA	4.500	05/01/35	4,438,976
841,413	FNMA	5.500	05/01/35	875,135
2,132,040	FNMA	6.000	05/01/35	2,231,750
111,152	FNMA	7.500	06/01/35	119,429
3,071,377	FNMA	5.000	08/01/35	3,176,236
7,884,345	FNMA	5.500	09/01/35	8,217,582
2,573,540	FNMA	5.000	10/01/35	2,661,403
2,664,300	FNMA	5.500	10/01/35	2,771,080

TIAA-CREF FUNDS - Bond Fund
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 3,014,399		FNMA	5.500%	10/01/35	$3,135,210
879,166		FNMA	5.000	11/01/35	903,617
4,805,279		FNMA	5.500	11/01/35	4,997,865
394,841		FNMA	5.500	12/01/35	410,665
2,331,738		FNMA	6.000	12/01/35	2,440,788
535,775		FNMA	5.000	02/01/36	547,557
911,217		FNMA	5.000	02/01/36	931,255
3,252,562		FNMA	5.000	02/01/36	3,363,607
3,825,966	i	FNMA	5.740	02/01/36	3,952,062
2,279,107		FNMA	6.500	02/01/36	2,405,860
2,148,145		FNMA	5.500	04/01/36	2,234,239
5,175,817		FNMA	6.000	06/01/36	5,450,756
506,071		FNMA	6.000	06/01/36	529,501
2,974,237	i	FNMA	5.950	07/01/36	3,079,858
3,331,678	i	FNMA	5.980	07/01/36	3,446,193
1,514,933		FNMA	6.500	09/01/36	1,597,766
2,693,488		FNMA	6.000	10/01/36	2,818,193
528,678	i	FNMA	5.780	12/01/36	547,687
2,567,355		FNMA	5.000	02/01/37	2,652,054
11,352,255		FNMA	5.500	02/01/37	11,796,590
1,362,833	i	FNMA	6.030	02/01/37	1,415,417
626,707		FNMA	7.000	02/01/37	667,442
4,773,859		FNMA	5.500	03/01/37	4,959,696
2,560,339		FNMA	6.500	03/01/37	2,700,332
1,274,825		FNMA	6.500	03/01/37	1,344,458
2,612,761		FNMA	7.000	04/01/37	2,782,587
2,680,510		FNMA	6.000	08/01/37	2,802,788
1,030,544		FNMA	6.500	08/01/37	1,086,834
4,317,551		FNMA	6.500	08/01/37	4,553,382
1,263,217		FNMA	6.000	09/01/37	1,320,841
1,523,589		FNMA	6.000	09/01/37	1,593,092
1,002,900		FNMA	6.000	09/01/37	1,048,650
1,694,317		FNMA	6.000	09/01/37	1,771,607
3,175,215		FNMA	6.500	09/01/37	3,348,650
6,312,509	i	FNMA	5.900	10/01/37	6,622,276
1,285,209		FNMA	6.000	10/01/37	1,343,837
2,790,526		FNMA	7.000	11/01/37	2,971,906
6,578,212		FNMA	5.500	01/01/38	6,834,290
593,777		FNMA	6.500	01/01/38	626,210
12,102,105		FNMA	5.500	02/01/38	12,573,218
328,587		FNMA	6.500	02/01/38	346,535
859,497		FNMA	6.500	03/01/38	906,444
5,600,579		FNMA	6.500	03/01/38	5,906,491
2,587,286		FNMA	6.500	03/01/38	2,728,608
6,060,183		FNMA	5.000	04/01/38	6,260,113
5,838,110		FNMA	5.000	04/01/38	6,030,713
14,153,491		FNMA	5.000	04/01/38	14,620,423
6,044,036		FNMA	5.000	04/01/38	6,243,432
3,000,000	h	FNMA	6.500	04/25/38	3,159,375
4,459,516		FNMA	5.000	05/01/38	4,606,639
1,885,931	i	FNMA	5.250	09/01/38	1,940,358
1,759,932	i	FNMA	4.910	10/01/38	1,813,541
3,325,891		FNMA	4.500	01/01/39	3,402,777
3,310,297		FNMA	5.500	01/01/39	3,439,161
3,267,449		FNMA	6.000	01/01/39	3,416,502
3,122,318		FNMA	6.000	01/01/39	3,264,750

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 3,197,024		FNMA	4.500%	02/01/39		$3,270,931
3,123,698		FNMA	5.500	02/01/39		3,245,298
14,000,000	h	FNMA	4.500	05/25/39		14,262,500
22,000,000	h	FNMA	5.000	05/25/39		22,639,363
17,000,000	h	FNMA	6.000	05/25/39		17,711,874
14,000,000		FNMA	6.500	05/25/39		14,691,250
417		Government National Mortgage Association (GNMA)	7.000	01/15/28		447
2,080		GNMA	7.000	02/15/28		2,231
3,004		GNMA	7.000	06/15/28		3,223
2,100		GNMA	7.000	06/15/28		2,253
59,315		GNMA	6.500	09/15/28		63,305
10,283		GNMA	6.500	09/15/28		10,975
33,487		GNMA	6.500	11/15/28		35,739
9,915		GNMA	7.500	11/15/28		10,692
1,622		GNMA	8.500	07/15/30		1,774
30,770		GNMA	8.500	10/15/30		33,656
36,276		GNMA	8.500	10/20/30		39,530
4,975		GNMA	8.500	12/15/30		5,441
7,406		GNMA	7.000	06/20/31		7,941
13,111		GNMA	6.500	07/15/31		13,960
30,406		GNMA	7.000	07/15/31		32,706
31,503		GNMA	7.000	07/15/31		33,886
16,199		GNMA	7.500	02/15/32		17,354
2,727		GNMA	6.500	03/15/33		2,869
977,030	h	GNMA	5.500	07/15/33		1,021,255
2,030,834		GNMA	5.500	09/15/33		2,122,760
858,719		GNMA	5.500	02/20/35		894,669
6,280,947		GNMA	5.000	03/20/35		6,522,648
6,103,140		GNMA	5.500	05/20/35		6,358,641
2,501,796		GNMA	5.500	02/20/36		2,606,318
543,067		GNMA	6.000	10/20/36		567,840
552,819		GNMA	6.000	01/20/37		577,621
1,780,538	h	GNMA	6.000	02/20/37		1,860,419
1,422,986		GNMA	6.000	12/15/37		1,490,065
3,206,431		GNMA	5.000	04/15/38		3,331,348
3,784,685		GNMA	5.500	07/15/38		3,944,172
3,794,461		GNMA	5.500	07/20/38		3,948,374
2,056,563		GNMA	6.000	08/15/38		2,151,582
1,806,425		GNMA	6.000	08/20/38		1,887,588
1,839,287	h	GNMA	6.500	11/20/38		1,929,706
6,000,000		GNMA	5.500	05/15/39		6,226,872
9,000,000		GNMA	6.000	05/15/39		9,376,875
2,490,455		GNMA	6.230	09/15/43		2,542,638
3,995,273		GNMA	6.500	01/15/44		4,337,200
		TOTAL MORTGAGE BACKED				740,532,695

MUNICIPAL BONDS - 0.04%
670,000		Charlotte-Mecklenburg Hospital Authority	5.000	08/01/15	Aaa	694,294
		TOTAL MUNICIPAL BONDS				694,294

U.S. TREASURY SECURITIES - 13.36%
44,236,000		United States Treasury Bond	8.000	11/15/21		65,455,478
20,650,000		United States Treasury Bond	5.250	02/15/29		25,428,534
194,000		United States Treasury Bond	5.380	02/15/31		244,592
101,000		United States Treasury Bond	4.500	02/15/36		116,371
2,509,000		United States Treasury Bond	4.380	02/15/38		2,850,068

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,030,000		United States Treasury Note	0.880%	02/28/11		$1,031,967
5,827,900		United States Treasury Note	1.380	03/15/12		5,868,421
4,530,000		United States Treasury Note	3.130	08/31/13		4,850,285
44,098,000		United States Treasury Note	2.750	10/31/13		46,509,631
14,542,000		United States Treasury Note	2.000	11/30/13		14,841,929
11,693,000		United States Treasury Note	1.500	12/31/13		11,663,768
1,445,000		United States Treasury Note	1.880	02/28/14		1,460,808
6,225,000		United States Treasury Note	1.750	03/31/14		6,246,402
3,750,000		United States Treasury Note	2.630	02/29/16		3,845,801
4,600,000		United States Treasury Note	2.380	03/31/16		4,629,826
12,763,000		United States Treasury Note	4.750	08/15/17		14,928,728
12,312,000		United States Treasury Note	4.000	08/15/18		13,681,710
8,000,000		United States Treasury Note	3.750	11/15/18		8,720,640
2,464,000		United States Treasury Note	2.750	02/15/19		2,477,478
7,205,000		United States Treasury Note	4.500	05/15/38		8,411,838
160,000		United States Treasury Note	3.500	02/15/39		158,101
11,000,000	j	United States Treasury Strip Principal	0.000	08/15/27		5,512,518
		TOTAL U.S. TREASURY SECURITIES				248,934,894

		TOTAL GOVERNMENT BONDS				1,200,846,301
		(Cost $1,150,428,693)

		TOTAL BONDS				1,668,366,515
		(Cost $1,639,652,848)

STRUCTURED ASSETS - 6.61%

ASSET BACKED - 3.01%
3,902,419		AmeriCredit Automobile Receivables Trust	5.160	04/06/12	Aa3	3,836,022
		Series - 2007 BF (Class A3A)
186,350	g,i	AQ Finance NIM Trust	0.720	04/25/09	Aa3	183,866
		Series - 2004 RN2
124,445	g,i,m	AQ Finance NIM Trust	0.700	05/25/09	Aa3	121,906
		Series - 2004 RN3
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	6
		Series - 2006 WMC1 (Class N1)
731,673	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	340,469
		Series - 2004 2 (Class 1M1)
731,673	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	248,800
		Series - 2004 2 (Class 1B)
1,096,760		CIT Group Home Equity Loan Trust	6.200	02/25/30	Aaa	767,678
		Series - 2002 1 (Class AF6)
1,600,000		Citicorp Mortgage Securities, Inc	5.710	07/25/36	Aaa	1,350,976
		Series - 2006 1 (Class A3)
4,700,000		Citicorp Mortgage Securities, Inc	5.560	09/25/36	Aaa	4,072,633
		Series - 2006 2 (Class A3)
5,000,000	m	CNH Equipment Trust	5.280	11/15/12	Aaa	4,999,680
		Series - 2009 A (Class A3)
1,424,435	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	1,228,111
		Series - 2007 MX1 (Class A1)
7,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	1,767,135
		Series - 2007 1A (Class AF3)
83,492	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.620	11/25/35	B1	77,945
		Series - 2005 HE2 (Class A3)

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,435,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590%	10/25/29	Baa2	$1,253,110
		Series - 2006 HLTV (Class A3)
1,350,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	665,843
		Series - 2006 HLTV (Class A4)
225,709	i	GSAA Trust	5.690	04/25/34	Aaa	224,619
		Series - 2004 3 (Class AF3)
5,000,000		HFC Home Equity Loan Asset Backed Certificates	5.730	03/20/36	Aaa	3,217,800
		Series - 2007 1 (Class A3F)
595,078		HFC Home Equity Loan Asset Backed Certificates	5.790	03/20/36	Aaa	582,162
		Series - 2006 4 (Class A1F)
1,176,159		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	1,097,061
		Series - 2007 1 (Class A1F)
684,082		Household Automotive Trust	5.610	08/17/11	Aaa	686,040
		Series - 2006 2 (Class A3)
3,010,000		Household Credit Card Master Note Trust I	5.100	06/15/12	Aaa	3,000,511
		Series - 2006 1 (Class A)
1,970,358	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	1,977,492
		Series - 2007 A (Class A3)
1,475,820	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	1,214,756
		Series - 2006 1A (Class A)
1,595,707	g	Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	1,272,582
		Series - 2007 1A (Class A)
2,226,447		Nissan Auto Lease Trust	5.110	03/15/10	Aaa	2,226,175
		Series - 2006 A (Class A3)
2,700,000		Nissan Auto Lease Trust	5.100	07/16/12	Aaa	2,686,073
		Series - 2006 A (Class A4)
8,000,000	i	Residential Asset Mortgage Products, Inc	1.140	11/25/34	Aa1	4,592,268
		Series - 2004 RS11 (Class M1)
301,819	i	Residential Asset Securities Corp	6.490	10/25/30	Aaa	216,190
		Series - 2001 KS2 (Class AI6)
1,400,000		Residential Funding Mortgage Securities II, Inc	5.520	04/25/21	Aa1	1,123,339
		Series - 2006 HI5 (Class A2)
2,500,000		Residential Funding Mortgage Securities II, Inc	5.500	08/25/25	Aa3	1,450,938
		Series - 2006 HI5 (Class A3)
1,350,000		Residential Funding Mortgage Securities II, Inc	5.750	02/25/36	Aa1	1,198,711
		Series - 2006 HI2 (Class A2)
2,020,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	1,197,862
		Series - 2006 HI3 (Class A3)
200,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	Aa2	56,625
		Series - 2006 HI1 (Class M2)
6,760,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	3,564,304
		Series - 2006 HI4 (Class A3)
532,971	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	433,103
		Series - 2006 1A (Class A1)
2,693,810	g	Wachovia Auto Loan Owner Trust	5.230	08/22/11	Aaa	2,703,767
		Series - 2006 2A (Class A3)
727,722	g,i	Wachovia Loan Trust	0.880	05/25/35	Aaa	414,106
		Series - 2005 SD1 (Class A)
		TOTAL ASSET BACKED				56,050,664

OTHER MORTGAGE BACKED - 3.60%
350,000	i	Banc of America Commercial Mortgage, Inc	5.320	06/10/39	Aaa	290,652
		Series - 2004 3 (Class A5)
1,340,000	i	Banc of America Commercial Mortgage, Inc	5.080	11/10/42	Aaa	1,088,534
		Series - 2005 1 (Class A5)

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 2,250,000	i	Banc of America Commercial Mortgage, Inc	5.630%	04/10/49	Aaa	$1,837,664
		Series - 2007 2 (Class A2)
632,433	g,i	Banc of America Large Loan, Inc	1.070	08/15/29	Aaa	412,639
		Series - 2007 BMB1 (Class A1)
854,246		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	783,821
		Series - 2006 1 (Class A8)
331,352		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	312,299
		Series - 2004 8 (Class 3A1)
865,000	i	Bear Stearns Commercial Mortgage Securities	5.470	06/11/41	Aaa	717,140
		Series - 2004 PWR4 (Class A3)
2,550,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	1,962,673
		Series - 2004 T16 (Class A6)
3,310,000	m	Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	2,484,181
		Series - 2006 PW14 (Class A4)
1,465,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	1,207,502
		Series - 2006 T24 (Class A4)
1,305,000	i	Bear Stearns Commercial Mortgage Securities	5.990	09/11/42	Aaa	336,478
		Series - 2007 T28 (Class AJ)
825,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.460	03/11/39	Aaa	683,858
		Series - 2006 PW11 (Class A4)
1,201,804	i	Citigroup Commercial Mortgage Trust	5.620	12/10/49	Aaa	1,181,507
		Series - 2007 C6 (Class A1)
6,020,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	4,438,842
		Series - 2006 CD3 (Class A5)
1,968,539		Countrywide Alternative Loan Trust	5.500	08/25/16	Aaa	1,810,146
		Series - 2004 30CB (Class 1A15)
1,500,000		Countrywide Alternative Loan Trust	5.380	01/25/35	NR	1,154,047
		Series - 2004 29CB (Class A7)
1,186,235		Countrywide Home Loan Mortgage Pass Through Trust	5.250	09/25/35	NR	1,133,471
		Series - 2005 17 (Class 1A10)
3,075,000	g,i	Credit Suisse Mortgage Capital Certificates	0.740	04/15/22	Aaa	2,358,461
		Series - 2007 TF2A (Class A1)
232,359	g,i	Credit Suisse Mortgage Capital Certificates	0.660	10/15/21	Aaa	185,991
		Series - 2006 TF2A (Class A1)
2,000,000		Credit Suisse Mortgage Capital Certificates	5.310	12/15/39	Aaa	1,274,955
		Series - 2006 C5 (Class A3)
1,360,000		Credit Suisse Mortgage Capital Certificates	5.380	02/15/40	Aaa	820,880
		Series - 2007 C1 (Class A3)
1,965,000	i	Credit Suisse Mortgage Capital Certificates	5.460	02/15/40	A2	437,102
		Series - 2007 C1 (Class AJ)
750,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	498,994
		Series - 2007 C2 (Class A3)
2,952,464	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.750	05/15/23	Aaa	2,326,016
		Series - 2006 HC1A (Class A1)
920,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	793,191
		Series - 2003 C3 (Class A5)
3,175,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	2,439,678
		Series - 2005 C5 (Class A4)
989,200	i	GE Capital Commercial Mortgage Corp	5.330	11/10/45	Aaa	474,198
		Series - 2005 C4 (Class AM)
3,535,000		Greenwich Capital Commercial Funding Corp	5.440	03/10/39	Aaa	2,546,494
		Series - 2007 GG9 (Class A4)
2,000,000		Greenwich Capital Commercial Funding Corp	5.600	12/10/49	Aaa	1,611,568
		Series - 2007 GG11 (Class A2)
1,365,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	981,896
		Series - 2007 GG11 (Class A4)

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,350,000		GS Mortgage Securities Corp II	5.560%	11/10/39	Aaa	$1,013,660
		Series - 2006 GG8 (Class A4)
2,517,334	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.930	07/15/19	Aaa	1,809,671
		Series - 2007 FL1A (Class A1)
1,600,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.740	02/15/20	Aaa	862,716
		Series - 2006 FL1A (Class A2)
1,490,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	1,330,769
		Series - 2003 CB6 (Class A2)
465,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860	04/15/45	Aaa	413,717
		Series - 2006 LDP7 (Class A2)
1,355,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.750	02/12/49	Aaa	577,041
		Series - 2007 CB19 (Class AM)
725,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	6.580	02/12/1951	Aaa	174,000
		Series - 2008 C2 (Class AM)
1,620,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	1,283,799
		Series - 2005 C1 (Class A4)
650,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	582,977
		Series - 2003 C1 (Class A4)
1,305,000	i	LB-UBS Commercial Mortgage Trust	6.150	04/15/41	Aaa	966,618
		Series - 2008 C1 (Class A2)
1,425,101	g,i	Lehman Brothers Floating Rate Commercial Mortgage Trust	0.640	09/15/21	Aaa	1,054,596
		Series - 2006 LLFA (Class A1)
861,063	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	435,697
		Series - 2005 CIP1 (Class AM)
700,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	506,361
		Series - 2006 C1 (Class A4)
1,050,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/1951	Aaa	473,982
		Series - 2008 C1 (Class AM)
1,700,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/1951	A1	404,585
		Series - 2008 C1 (Class AJ)
775,000	g,i	Merrill Lynch Mortgage Trust	6.270	02/12/1951	A3	93,936
		Series - 2008 C1 (Class C)
1,400,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	992,461
		Series - 2006 1 (Class A4)
1,305,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	547,036
		Series - 2007 8 (Class AM)
1,050,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.860	09/12/49	Aaa	460,465
		Series - 2007 9 (Class AM)
694,396		Morgan Stanley Capital I	4.690	06/13/41	Aaa	668,351
		Series - 2004 T15 (Class A2)
2,155,000	i	Morgan Stanley Capital I	5.270	06/13/41	Aaa	1,792,398
		Series - 2004 T15 (Class A4)
1,320,000		Morgan Stanley Capital I	4.970	12/15/41	Aaa	1,144,383
		Series - 2003 IQ6 (Class A4)
1,800,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	1,422,068
		Series - 2005 HQ5 (Class A4)
2,945,570		Morgan Stanley Capital I	4.810	01/14/42	Aaa	2,922,567
		Series - 2005 HQ5 (Class A2)
300,000	i	Morgan Stanley Capital I	5.780	10/15/42	Aaa	73,277
		Series - 2006 IQ11 (Class AJ)
1,740,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	1,152,277
		Series - 2007 IQ13 (Class A4)
670,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	518,317
		Series - 2006 HQ9 (Class A4)
650,000		Morgan Stanley Dean Witter Capital I	5.080	09/15/37	Aaa	610,552
		Series - 2002 IQ3 (Class A4)

TIAA-CREF FUNDS - Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,925,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.680%	09/15/21	A1	$810,094
		Series - 2006 WL7A (Class A2)
1,500,000		Wachovia Bank Commercial Mortgage Trust	5.420	4/15/47	Aaa	1,183,371
		Series - 2007 C31 (Class A2)
2,171,021	i	Wells Fargo Mortgage Backed Securities Trust	5.080	3/25/36	NR	1,294,234
		Series - 2006 AR2 (Class 2A3)
1,640,587	i	Wells Fargo Mortgage Backed Securities Trust	5.860	4/25/36	NR	890,303
		Series - 2006 AR4 (Class 1A1)
		TOTAL OTHER MORTGAGE BACKED				67,051,157

		TOTAL STRUCTURED ASSETS				123,101,821
		(Cost $162,495,905)

SHARES		COMPANY
PREFERRED STOCKS - 0.03%

DEPOSITORY INSTITUTIONS - 0.01%
23,500		Bank of America Corp	6.200	12/30/49	B3	234,765
		TOTAL DEPOSITORY INSTITUTIONS				234,765

NONDEPOSITORY INSTITUTIONS - 0.02%
109,857		Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	50,534
346,458		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	245,985
		TOTAL NONDEPOSITORY INSTITUTIONS				296,519

		TOTAL PREFERRED STOCKS				531,284
		(Cost $11,995,375)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 6.80%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 6.80%
$ 13,990,000		Federal Home Loan Bank (FHLB)		4/08/09		13,989,075
4,440,000		Federal Home Loan Mortgage Corp (FHLMC)		4/03/09		4,439,926
9,555,000		FHLMC		4/13/09		9,554,363
2,255,000		FHLMC		5/12/09		2,254,563
2,045,000		FHLMC		5/20/09		2,044,499
1,430,000		FHLMC		5/21/09		1,429,206
33,330,000		United States Treasury Bill		5/28/09		33,322,612
11,000,000		Federal Farm Credit Bank (FFCB)		5/18/09		10,997,559
11,120,000		Federal National Mortgage Association (FNMA)		4/13/09		11,119,444
37,635,000		United States Treasury Bill		6/11/09		37,621,489
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES				126,772,736

		TOTAL SHORT-TERM INVESTMENTS				126,772,736
		(Cost $126,776,968)

		TOTAL INVESTMENTS - 102.98%				1,918,772,356
		(Cost $1,940,921,096)
		OTHER ASSETS AND LIABILITIES, NET - (2.98)%				(55,440,496)
		NET ASSETS - 100.00%				$1,863,331,860

TIAA-CREF FUNDS - Bond Fund

The following abbreviations are used in portfolio descriptions:
LLC - Limited Liability Corporation
LP - Limited Partnership
NR - Not Rated by Moody's
plc - Public Limited Company
WR - Withdrawn Rating

†	As provided by Moody's Investors Services.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2009 the value of these securities amounted to 66,121,808 or 3.55% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS - Bond Plus Fund

TIAA-CREF FUNDS
BOND PLUS FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

BONDS - 87.78%

CORPORATE BONDS - 32.65%

AMUSEMENT AND RECREATION SERVICES - 0.26%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$374,744
250,000		Walt Disney Co	4.700	12/01/12	A2	257,978
575,000		Walt Disney Co	4.500	12/15/13	A2	587,676
		TOTAL AMUSEMENT AND RECREATION SERVICES				1,220,398

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
500,000		Autonation, Inc	7.000	04/15/14	Ba2	442,500
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				442,500

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.16%
450,000		Home Depot, Inc	5.250	12/16/13	Baa1	438,457
275,000		Lowe's Cos, Inc	8.250	06/01/10	A1	290,222
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				728,679

BUSINESS SERVICES - 0.73%
250,000		Daimler Finance North America LLC	5.880	03/15/11	A3	239,302
250,000		Daimler Finance North America LLC	5.750	09/08/11	A3	236,264
500,000		Hanarotelecom, Inc	7.000	02/01/12	Baa3	446,898
500,000		Interpublic Group of Cos, Inc	5.400	11/15/09	Ba3	490,000
750,000	i	Interpublic Group of Cos, Inc	3.230	11/15/10	Ba3	626,249
630,000		Lamar Media Corp	7.250	01/01/13	B2	542,588
187,000		Lamar Media Corp	6.630	08/15/15	B2	134,640
250,000		Oracle Corp	4.950	04/15/13	A2	264,197
600,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	420,000
		TOTAL BUSINESS SERVICES				3,400,138

CHEMICALS AND ALLIED PRODUCTS - 1.51%
150,000		Abbott Laboratories	5.600	05/15/11	A1	160,836
310,000		Abbott Laboratories	5.130	04/01/19	A1	311,776
350,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	347,541
200,000		Amgen, Inc	5.850	06/01/17	A3	204,800
600,000		Avon Products, Inc	5.630	03/01/14	A2	605,724
150,000		Bristol-Myers Squibb Co	6.130	05/01/38	A2	149,688
500,000		Eli Lilly & Co	3.550	03/06/12	A1	510,837
150,000		Eli Lilly & Co	5.950	11/15/37	A1	150,289
500,000		GlaxoSmithKline Capital, Inc	5.650	05/15/18	A1	512,854
185,000		GlaxoSmithKline Capital, Inc	6.380	05/15/38	A1	186,824
500,000		Koppers, Inc	9.880	10/15/13	Ba3	457,500
550,000		Lubrizol Corp	4.630	10/01/09	Baa2	553,135
375,000		Novartis Capital Corp	4.130	02/10/14	Aa2	383,211
400,000		Novartis Securities Investment Ltd	5.130	02/10/19	Aa2	406,129
500,000		Pfizer, Inc	4.450	03/15/12	Aa2	513,577
500,000		Pfizer, Inc	6.200	03/15/19	Aa2	532,858
200,000		Praxair, Inc	5.250	11/15/14	A2	211,923
275,000		Procter & Gamble Co	4.700	02/15/19	Aa3	277,386

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 250,000		Procter & Gamble Co	5.550%	03/05/37	Aa3	$254,637
220,000		Schering-Plough Corp	6.550	09/15/37	Baa1	223,707
		TOTAL CHEMICALS AND ALLIED PRODUCTS				6,955,232

COAL MINING - 0.02%
250,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	B3	88,125
		TOTAL COAL MINING				88,125

COMMUNICATIONS - 3.60%
500,000		Allbritton Communications Co	7.750	12/15/12	Caa1	185,000
150,000		America Movil SAB de C.V.	6.130	11/15/37	A3	115,500
275,000		AT&T, Inc	6.700	11/15/13	A2	293,715
275,000		AT&T, Inc	6.150	09/15/34	A2	240,934
650,000		AT&T, Inc	6.500	09/01/37	A2	586,574
250,000		AT&T, Inc	6.300	01/15/38	A2	219,528
575,000		AT&T, Inc	6.550	02/15/39	A2	521,515
550,000		Comcast Corp	6.500	11/15/35	Baa2	485,797
750,000		DirecTV Holdings LLC	7.630	05/15/16	Ba3	735,000
500,000		Echostar DBS Corp	7.000	10/01/13	Ba3	463,750
300,000		France Telecom S.A.	7.750	03/01/11	A3	321,298
275,000		New Cingular Wireless Services, Inc	7.880	03/01/11	A2	293,839
275,000		New Cingular Wireless Services, Inc	8.750	03/01/31	A2	301,581
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	482,500
500,000		Qwest Corp	8.880	03/15/12	Ba1	493,750
550,000		Rogers Cable, Inc	6.750	03/15/15	Baa3	541,125
550,000		Rogers Communications, Inc	6.800	08/15/18	Baa3	549,713
300,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	302,625
525,000		Sprint Nextel Corp	6.000	12/01/16	Ba2	375,375
75,000		Telecom Italia Capital S.A.	4.950	09/30/14	Baa2	64,757
75,000		Telecom Italia Capital S.A.	7.000	06/04/18	Baa2	67,979
250,000		Telefonica Emisiones SAU	6.220	07/03/17	Baa1	256,204
500,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	482,973
1,000,000		Time Warner Cable, Inc	5.850	05/01/17	Baa2	896,496
275,000		Time Warner Cable, Inc	6.750	07/01/18	Baa2	258,144
500,000		Time Warner Cable, Inc	8.750	02/14/19	Baa2	530,913
475,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	488,120
300,000		Verizon Communications, Inc	4.350	02/15/13	A3	297,587
210,000		Verizon Communications, Inc	8.750	11/01/18	A3	240,278
400,000		Verizon Communications, Inc	6.350	04/01/19	A3	395,176
475,000		Verizon Communications, Inc	8.950	03/01/39	A3	545,867
125,000		Verizon Communications, Inc	7.350	04/01/39	A3	121,758
2,200,000		Verizon New Jersey, Inc	5.880	01/17/12	Baa1	2,260,400
275,000		Verizon Virginia, Inc	4.630	03/15/13	Baa1	266,761
500,000	g	Verizon Wireless Capital LLC	5.550	02/01/14	A2	500,418
800,000	g	Verizon Wireless Capital LLC	8.500	11/15/18	A2	913,856
250,000		Viacom, Inc	5.750	04/30/11	Baa3	243,540
75,000		Viacom, Inc	6.130	10/05/17	Baa3	63,816
300,000		Vodafone Group plc	5.380	01/30/15	Baa1	298,334
		TOTAL COMMUNICATIONS				16,702,496

DEPOSITORY INSTITUTIONS - 6.97%
275,000		Bank of America Corp	6.250	04/15/12	A2	258,895
2,000,000		Bank of America Corp	2.100	04/30/12	Aaa	2,004,064
500,000		Bank of America Corp	2.380	06/22/12	Aaa	505,210
350,000		Bank of America Corp	5.750	12/01/17	A2	293,925

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 650,000		Bank of America NA	5.300%	03/15/17	A1	$477,635
550,000		Bank One Corp	5.250	01/30/13	A1	508,261
300,000		Citigroup, Inc	5.100	09/29/11	A3	272,813
4,500,000		Citigroup, Inc	2.130	04/30/12	Aaa	4,515,156
500,000		Citigroup, Inc	5.300	10/17/12	A3	440,704
750,000		Citigroup, Inc	5.130	05/05/14	A3	639,129
525,000		Citigroup, Inc	6.880	03/05/38	A3	457,711
140,060	i	Countrywide Home Equity Loan Trust	0.780	02/15/29	B3	70,589
300,000		Credit Suisse	5.000	05/15/13	Aa1	289,884
2,700,000	g	Depfa ACS Bank	5.130	03/16/37	Aa2	1,413,712
250,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	245,215
250,000		Golden West Financial Corp	4.750	10/01/12	A1	232,510
275,000	g,i	HSBC Capital Funding LP	4.610	12/30/49	A1	115,949
275,000	i	ING Groep NV	5.780	12/30/49	A3	75,625
550,000		JPMorgan Chase & Co	7.880	06/15/10	A1	560,456
275,000		JPMorgan Chase & Co	4.500	01/15/12	Aa3	272,307
225,000		JPMorgan Chase & Co	6.000	01/15/18	Aa3	227,269
750,000		JPMorgan Chase & Co	6.400	05/15/38	Aa3	735,385
500,000		KeyBank NA	3.200	06/15/12	Aaa	519,063
550,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	532,369
250,000	i	Manufacturers & Traders Trust Co	5.630	12/01/21	A2	179,709
1,100,000		Mellon Funding Corp	6.400	05/14/11	Aa3	1,109,885
2,000,000		New York Community Bank	3.000	12/16/11	Aaa	2,048,556
250,000		Popular North America, Inc	5.650	04/15/09	Baa1	249,793
2,000,000		Regions Bank	3.250	12/09/11	Aaa	2,081,386
550,000		Regions Financial Corp	6.380	05/15/12	Baa1	504,658
2,000,000		Sovereign Bank	2.750	01/17/12	Aaa	2,039,174
1,600,000		State Street Corp	2.150	04/30/12	Aaa	1,606,581
100,000		Union Bank of California NA	5.950	05/11/16	A1	71,681
375,000		Wachovia Bank NA	4.800	11/01/14	Aa3	311,697
350,000		Wachovia Bank NA	5.850	02/01/37	Aa3	253,978
425,000		Wachovia Corp	5.300	10/15/11	A1	419,550
300,000		Wachovia Corp	5.500	05/01/13	A1	276,616
2,000,000		Wells Fargo & Co	5.300	08/26/11	A1	1,960,972
2,000,000		Wells Fargo & Co	2.130	06/15/12	Aaa	2,008,622
1,850,000		Wells Fargo Bank NA	4.750	02/09/15	Aa3	1,578,936
		TOTAL DEPOSITORY INSTITUTIONS				32,365,630

ELECTRIC, GAS, AND SANITARY SERVICES - 3.08%
450,000		Alabama Power Co	5.800	11/15/13	A2	483,266
325,000		American Water Capital Corp	6.090	10/15/17	Baa2	303,358
250,000		Atmos Energy Corp	8.500	03/15/19	Baa3	255,254
190,000		Carolina Power & Light Co	5.130	09/15/13	A2	198,017
250,000		Carolina Power & Light Co	5.300	01/15/19	A2	253,102
275,000		Carolina Power & Light Co	5.700	04/01/35	A2	261,778
200,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	208,574
300,000		CenterPoint Energy Resources Corp	6.250	02/01/37	Baa3	198,456
200,000		Commonweatlh Edison Co	5.900	03/15/36	Baa2	163,780
200,000		Connecticut Light & Power Co	5.500	02/01/19	A3	204,772
825,000		Consolidated Natural Gas Co	6.250	11/01/11	Baa2	848,447
275,000		Consolidated Natural Gas Co	5.000	12/01/14	Baa2	265,415
525,000		Consumers Energy Co	4.400	08/15/09	Baa1	525,126
250,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	283,024
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	532,666
500,000		Duke Energy Corp	6.300	02/01/14	Baa2	511,865
250,000		Florida Power & Light Co	5.960	04/01/39	Aa3	253,156

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 550,000		Florida Power Corp	4.500%	06/01/10	A2	$560,539
900,000		Georgia Power Co	6.000	11/01/13	A2	975,443
250,000		Indiana Michigan Power Co	7.000	03/15/19	Baa2	244,127
675,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	721,538
417,400		Midwest Generation LLC	8.560	01/02/16	Baa3	387,139
250,000		National Fuel Gas Co	5.250	03/01/13	Baa1	239,469
250,000		Nevada Power Co	6.650	04/01/36	Baa3	208,842
200,000		NiSource Finance Corp	10.750	03/15/16	Baa3	202,470
500,000		NRG Energy, Inc	7.250	02/01/14	B1	470,000
50,000		ONEOK Partners LP	5.900	04/01/12	Baa2	48,960
325,000		Pacific Gas & Electric Co	8.250	10/15/18	A3	383,040
150,000		Pacific Gas & Electric Co	6.250	03/01/39	A3	148,586
150,000		Pacificorp	6.000	01/15/39	A3	148,138
500,000		PG&E Corp	5.750	04/01/14	Baa1	503,702
50,000		Potomac Electric Power Co	7.900	12/15/38	Baa1	56,480
275,000		Progress Energy, Inc	7.050	03/15/19	Baa2	280,177
500,000		Public Service Co of Colorado	4.880	03/01/13	A3	514,255
275,000		Public Service Co of Colorado	5.500	04/01/14	A3	289,337
325,000		Public Service Electric & Gas Co	6.330	11/01/13	A3	349,650
250,000		Puget Sound Energy, Inc	6.270	03/15/37	Baa2	206,354
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	621,763
175,000		Veolia Environnement	5.250	06/03/13	A3	174,793
275,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	277,646
550,000		Westar Energy, Inc	6.000	07/01/14	Baa2	543,192
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				14,305,696

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.23%
525,000		Cisco Systems, Inc	4.950	02/15/19	A1	516,529
75,000		General Electric Co	5.250	12/06/17	Aa2	69,361
500,000		L-3 Communications Corp	7.630	06/15/12	Ba3	501,875
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				1,087,765

ENGINEERING AND MANAGEMENT SERVICES - 0.10%
500,000		Quest Diagnostics, Inc	6.400	07/01/17	Baa3	477,171
		TOTAL ENGINEERING AND MANAGEMENT SERVICES				477,171

FABRICATED METAL PRODUCTS - 0.11%
500,000		Crown Americas LLC	7.630	11/15/13	B1	501,875
		TOTAL FABRICATED METAL PRODUCTS				501,875

FOOD AND KINDRED PRODUCTS - 0.83%
150,000		Bottling Group LLC	4.630	11/15/12	Aa2	154,935
500,000		Bottling Group LLC	6.950	03/15/14	Aa2	568,515
250,000		Bunge Ltd Finance Corp	5.880	05/15/13	Baa2	222,797
250,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	199,699
250,000		Coca-Cola Enterprises, Inc	4.250	03/01/15	A3	252,004
313,000		Diageo Capital plc	5.130	01/30/12	A3	320,337
220,000		Diageo Finance BV	3.880	04/01/11	A3	219,267
450,000		General Mills, Inc	5.650	02/15/19	Baa1	458,124
225,000		Kraft Foods, Inc	6.500	08/11/17	Baa2	231,691
180,000		Kraft Foods, Inc	6.130	02/01/18	Baa2	180,407
550,000		Kraft Foods, Inc	6.500	11/01/31	Baa2	510,193
110,000		Marfrig Overseas Ltd	9.630	11/16/16	B1	66,000
250,000	g	Marfrig Overseas Ltd	9.630	11/16/16	B1	150,000
100,000		PepsiCo, Inc	5.000	06/01/18	Aa2	103,461

TIAA-CREF FUNDS - Bond Plus Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
$ 175,000	PepsiCo, Inc	7.900%	11/01/18	Aa2	$215,015
	TOTAL FOOD AND KINDRED PRODUCTS				3,852,445

FOOD STORES - 0.58%
275,000	Delhaize Group	5.880	02/01/14	Baa3	274,918
250,000	Delhaize Group	6.500	06/15/17	Baa3	241,664
550,000	Kroger Co	6.800	04/01/11	Baa2	581,076
50,000	Kroger Co	6.800	12/15/18	Baa2	52,193
275,000	Safeway, Inc	4.950	08/16/10	Baa2	280,184
100,000	Safeway, Inc	6.250	03/15/14	Baa2	104,933
400,000	Safeway, Inc	6.350	08/15/17	Baa2	409,926
750,000	Stater Brothers Holdings	8.130	06/15/12	B2	738,750
	TOTAL FOOD STORES				2,683,644

GENERAL MERCHANDISE STORES - 0.25%
625,000	Wal-Mart Stores, Inc	3.000	02/03/14	Aa2	622,770
250,000	Wal-Mart Stores, Inc	5.250	09/01/35	Aa2	224,685
375,000	Wal-Mart Stores, Inc	6.200	04/15/38	Aa2	379,040
	TOTAL GENERAL MERCHANDISE STORES				1,226,495

HOLDING AND OTHER INVESTMENT OFFICES - 0.14%
120,000	BHP Billiton Finance Ltd	5.400	03/29/17	A1	114,845
75,000	ProLogis	5.630	11/15/16	Baa2	37,485
50,000	Regency Centers LP	5.250	08/01/15	Baa2	33,081
25,000	Regency Centers LP	5.880	06/15/17	Baa2	16,776
500,000	Susser Holdings LLC	10.630	12/15/13	B3	485,000
	TOTAL HOLDING AND OTHER INVESTMENT OFFICES				687,187

HOTELS AND OTHER LODGING PLACES - 0.03%
250,000	MGM Mirage	6.000	10/01/09	Caa2	135,000
	TOTAL HOTELS AND OTHER LODGING PLACES				135,000

INDUSTRIAL MACHINERY AND EQUIPMENT - 0.78%
250,000	Black & Decker Corp	8.950	04/15/14	Baa3	247,018
500,000	Caterpillar Financial Services Corp	6.130	02/17/14	A2	485,561
500,000	Caterpillar, Inc	6.050	08/15/36	A2	428,975
475,000	Hewlett-Packard Co	4.250	02/24/12	A2	487,960
525,000	Hewlett-Packard Co	4.750	06/02/14	A2	530,737
200,000	Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	200,000
1,150,000	International Business Machines Corp	6.500	10/15/13	A1	1,272,117
	TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,652,368

INSTRUMENTS AND RELATED PRODUCTS - 0.25%
275,000	Medtronic, Inc	4.750	09/15/15	A1	273,816
125,000	Northrop Grumman Corp	7.750	02/15/31	Baa1	151,088
275,000	Thermo Fisher Scientific, Inc	5.000	06/01/15	Baa2	262,539
500,000	Xerox Corp	7.630	06/15/13	Baa2	446,185

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				$1,133,628

INSURANCE CARRIERS - 0.46%
$ 275,000		ACE INA Holdings, Inc	5.880%	06/15/14	A3	269,026
490,000		Aetna, Inc	6.500	09/15/18	A3	481,936
400,000		Chubb Corp	6.000	05/11/37	A2	361,475
550,000		Metlife, Inc	5.000	06/15/15	A2	452,524
275,000		Metlife, Inc	5.700	06/15/35	A2	189,976
300,000	g	Prudential Funding LLC	6.750	09/15/23	A3	161,285
275,000		WellPoint, Inc	5.850	01/15/36	Baa1	222,349
		TOTAL INSURANCE CARRIERS				2,138,571

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.11%
500,000		Harsco Corp	5.130	09/15/13	A3	508,832
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				508,832

MISCELLANEOUS RETAIL - 0.06%
150,000		Staples, Inc	7.750	04/01/11	Baa2	153,337
100,000		Staples, Inc	9.750	01/15/14	Baa2	104,686
		TOTAL MISCELLANEOUS RETAIL				258,023

MOTION PICTURES - 0.35%
275,000		Historic TW, Inc	6.630	05/15/29	Baa2	232,161
1,375,000		Time Warner, Inc	6.880	05/01/12	Baa2	1,399,475
		TOTAL MOTION PICTURES				1,631,636

NONDEPOSITORY INSTITUTIONS - 3.96%
550,000	g	American Honda Finance Corp	5.130	12/15/10	A1	541,687
350,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	371,004
1,799,015		Cal Dive I- Title XI, Inc	4.930	02/01/27	NR	1,870,904
550,000		Capital One Financial Corp	5.700	09/15/11	A3	495,212
600,000		CIT Group, Inc	5.850	09/15/16	Baa2	339,355
300,000		Countrywide Financial Corp	6.250	05/15/16	A3	249,591
500,000	g	Drummond Co, Inc	7.380	02/15/16	B2	325,000
225,000		General Electric Capital Corp	5.880	02/15/12	Aa2	223,352
2,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	2,013,897
600,000		General Electric Capital Corp	2.200	06/08/12	Aaa	603,874
2,700,000		General Electric Capital Corp	5.500	06/04/14	Aa2	2,558,695
300,000		General Electric Capital Corp	5.630	09/15/17	Aa2	262,939
400,000		General Electric Capital Corp	6.880	01/10/39	Aa2	326,236
400,000	g	HKCG Finance Ltd	6.250	08/07/18	A1	424,779
650,000		HSBC Finance Corp	5.250	01/14/11	A3	557,210
1,500,000		HSBC Finance Corp	6.380	11/27/12	A3	1,211,178
415,000		International Lease Finance Corp	5.750	06/15/11	Baa2	269,604
275,000		International Lease Finance Corp	5.630	09/20/13	Baa2	153,850
250,000		International Lease Finance Corp	6.630	11/15/13	Baa2	138,475
275,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	276,306
300,000		Kreditanstalt fuer Wiederaufbau	4.880	01/17/17	Aaa	322,892
1,000,000		Kreditanstalt fuer Wiederaufbau	4.500	07/16/18	Aaa	1,047,428
500,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	531,699
200,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	198,500
250,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	249,977
275,000		MBNA Corp	6.130	03/01/13	A2	238,009
400,000		National Rural Utilities Cooperative Finance Corp	5.500	07/01/13	A1	403,302
250,000		National Rural Utilities Cooperative Finance Corp	10.380	11/01/18	A1	289,427

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,450,000	g	Nationwide Building Society	5.500%	07/18/12	Aaa	$1,400,106
600,000	g	Principal Life Global Funding I	5.130	10/15/13	Aa3	547,020
		TOTAL NONDEPOSITORY INSTITUTIONS				18,441,508

NONMETALLIC MINERALS, EXCEPT FUELS - 0.03%
150,000		Vulcan Materials Co	6.300	06/15/13	Baa2	146,554
		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS				146,554

OIL AND GAS EXTRACTION - 2.10%
525,000		Anadarko Petroleum Corp	7.630	03/15/14	Baa3	521,636
250,000		Anadarko Petroleum Corp	8.700	03/15/19	Baa3	250,121
500,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	365,000
425,000		Baker Hughes, Inc	6.500	11/15/13	A2	465,979
250,000		Baker Hughes, Inc	6.880	01/15/29	A2	256,941
300,000		BJ Services Co	5.750	06/01/11	Baa1	302,149
550,000		Burlington Resources Finance Co	6.400	08/15/11	A2	586,835
275,000		Burlington Resources Finance Co	7.200	08/15/31	A2	273,756
250,000		Canadian Natural Resources Ltd	5.150	02/01/13	Baa2	237,259
500,000		Chesapeake Energy Corp	6.500	08/15/17	Ba3	407,500
450,000		Devon Energy Corp	6.300	01/15/19	Baa1	439,054
100,000		EnCana Corp	6.630	08/15/37	Baa2	87,049
275,000		Enterprise Products Operating LP	5.600	10/15/14	Baa3	254,284
250,000		Equitable Resources, Inc	5.150	11/15/12	Baa1	234,079
525,000		Halliburton Co	6.150	09/15/19	A2	533,466
500,000		Husky Energy, Inc	6.250	06/15/12	Baa2	483,426
125,000		Husky Energy, Inc	6.800	09/15/37	Baa2	95,507
500,000		Nexen, Inc	6.400	05/15/37	Baa3	354,634
300,000		Pemex Project Funding Master Trust	5.750	03/01/18	Baa1	250,500
125,000		Pemex Project Funding Master Trust	6.630	06/15/38	Baa1	87,500
340,000		Petrobras International Finance Co	7.880	03/15/19	Baa1	352,308
200,000	g	Petroleos Mexicanos	8.000	05/03/19	Baa1	195,000
500,020	g	Qatar Petroleum	5.580	05/30/11	Aa2	498,025
100,000		Range Resources Corp	7.250	05/01/18	Ba3	89,500
750,000		Weatherford International, Inc	5.950	06/15/12	Baa1	717,668
600,000		XTO Energy, Inc	6.250	04/15/13	Baa2	619,782
300,000		XTO Energy, Inc	4.630	06/15/13	Baa2	290,470
500,000		XTO Energy, Inc	5.750	12/15/13	Baa2	505,481
		TOTAL OIL AND GAS EXTRACTION				9,754,909

PAPER AND ALLIED PRODUCTS - 0.23%
600,000		Cenveo Corp	7.880	12/01/13	B3	312,000
270,000		Graphic Packaging International, Inc	8.500	08/15/11	B3	233,550
175,000		International Paper Co	7.400	06/15/14	Baa3	144,365
350,000		Kimberly-Clark Corp	6.630	08/01/37	A2	381,107
		TOTAL PAPER AND ALLIED PRODUCTS				1,071,022

PETROLEUM AND COAL PRODUCTS - 1.17%
525,000		BP Capital Markets plc	3.130	03/10/12	Aa1	527,161
1,875,000		BP Capital Markets plc	4.750	03/10/19	Aa1	1,844,684
525,000		Chevron Corp	3.450	03/03/12	Aa1	538,884
50,000		Chevron Corp	3.950	03/03/14	Aa1	51,348
250,000		ConocoPhillips	4.750	02/01/14	A1	260,039
575,000		ConocoPhillips	6.500	02/01/39	A1	560,898
175,000		Hess Corp	7.000	02/15/14	Baa2	179,818
175,000		Hess Corp	8.130	02/15/19	Baa2	180,402

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 275,000		Marathon Oil Corp	6.500%	02/15/14	Baa1	$279,202
175,000		Marathon Oil Corp	7.500	02/15/19	Baa1	176,311
500,000		Marathon Oil Corp	6.600	10/01/37	Baa1	397,775
250,000		Valero Energy Corp	9.380	03/15/19	Baa2	258,093
250,000		Valero Energy Corp	6.630	06/15/37	Baa2	176,720
		TOTAL PETROLEUM AND COAL PRODUCTS				5,431,335

PIPELINES, EXCEPT NATURAL GAS - 0.23%
550,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	542,473
500,000		TransCanada Pipelines Ltd	5.850	03/15/36	A3	402,189
250,000	i	TransCanada Pipelines Ltd	6.350	05/15/67	Baa1	142,500
		TOTAL PIPELINES, EXCEPT NATURAL GAS				1,087,162

PRIMARY METAL INDUSTRIES - 0.04%
210,000	g	Xstrata Finance Canada Ltd	5.500	11/16/11	Baa2	174,300
		TOTAL PRIMARY METAL INDUSTRIES				174,300

PRINTING AND PUBLISHING - 0.27%
100,000		News America, Inc	7.250	05/18/18	Baa1	93,167
250,000		News America, Inc	7.630	11/30/28	Baa1	215,130
200,000		Thomson Corp	5.950	07/15/13	Baa1	195,353
550,000		Thomson Corp	5.700	10/01/14	Baa1	545,458
225,000		Washington Post Co	7.250	02/01/19	A1	227,484
		TOTAL PRINTING AND PUBLISHING				1,276,592

RAILROAD TRANSPORTATION - 0.49%
275,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	290,020
150,000		Burlington Northern Santa Fe Corp	6.150	05/01/37	Baa1	137,670
550,000		Canadian National Railway Co	4.400	03/15/13	A3	554,193
175,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	173,910
300,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	262,830
550,000		Union Pacific Corp	6.500	04/15/12	Baa2	572,668
300,000		Union Pacific Corp	5.130	02/15/14	Baa2	298,092
		TOTAL RAILROAD TRANSPORTATION				2,289,383

SECURITY AND COMMODITY BROKERS - 2.10%
275,000		Bear Stearns Cos, Inc	5.700	11/15/14	Aa3	261,368
475,000		Bear Stearns Cos, Inc	7.250	02/01/18	Aa3	490,539
750,000		Eaton Vance Corp	6.500	10/02/17	A3	643,433
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	208,171
150,000		Goldman Sachs Group, Inc	5.300	02/14/12	A1	144,738
600,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	582,142
600,000		Goldman Sachs Group, Inc	5.250	10/15/13	A1	560,277
275,000		Goldman Sachs Group, Inc	5.150	01/15/14	A1	250,982
625,000		Goldman Sachs Group, Inc	5.950	01/18/18	A1	567,399
875,000		Goldman Sachs Group, Inc	7.500	02/15/19	A1	873,085
150,000		Goldman Sachs Group, Inc	6.450	05/01/36	A2	94,840
375,000		Goldman Sachs Group, Inc	6.750	10/01/37	A2	253,628
500,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	50
1,000,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	858,057
1,650,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	1,352,603
925,000		Merrill Lynch & Co, Inc	6.880	04/25/18	A2	723,436
500,000		Morgan Stanley	5.380	10/15/15	A2	451,710
900,000		Morgan Stanley	5.750	10/18/16	A2	819,314
250,000		Morgan Stanley	5.950	12/28/17	A2	227,101

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 250,000		Morgan Stanley	6.630%	04/01/18	A2	$238,377
600,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa1	168,000
		TOTAL SECURITY AND COMMODITY BROKERS				9,769,250

STONE, CLAY, AND GLASS PRODUCTS - 0.14%
310,000		3M Co	4.380	08/15/13	Aa1	326,470
300,000		3M Co	5.700	03/15/37	Aa1	305,074
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				631,544

TOBACCO PRODUCTS - 0.19%
200,000		Philip Morris International, Inc	4.880	05/16/13	A2	202,182
550,000		Philip Morris International, Inc	6.880	03/17/14	A2	595,256
100,000		Philip Morris International, Inc	6.380	05/16/38	A2	96,845
		TOTAL TOBACCO PRODUCTS				894,283

TRANSPORTATION BY AIR - 0.12%
550,000		FedEx Corp	3.500	04/01/09	Baa2	550,000
		TOTAL TRANSPORTATION BY AIR				550,000

TRANSPORTATION EQUIPMENT - 0.72%
285,000		Boeing Co	5.000	03/15/14	A2	292,142
500,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	397,500
150,000		Honeywell International, Inc	3.880	02/15/14	A2	151,288
275,000		Honeywell International, Inc	5.000	02/15/19	A2	274,563
550,000		Lockheed Martin Corp	6.150	09/01/36	Baa1	555,804
1,100,000		United Technologies Corp	6.350	03/01/11	A2	1,172,354
350,000		United Technologies Corp	6.130	02/01/19	A2	376,783
150,000		United Technologies Corp	6.050	06/01/36	A2	150,150
		TOTAL TRANSPORTATION EQUIPMENT				3,370,584

WHOLESALE TRADE-DURABLE GOODS - 0.09%
500,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	410,000
		TOTAL WHOLESALE TRADE-DURABLE GOODS				410,000

WHOLESALE TRADE-NONDURABLE GOODS - 0.06%
250,000		McKesson Corp	6.500	02/15/14	Baa3	258,586
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				258,586

		TOTAL CORPORATE BONDS				151,740,546
		(Cost $159,748,962)

GOVERNMENT BONDS - 55.13%

AGENCY SECURITIES - 4.11%
650,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	664,637
1,000,000		Federal Home Loan Bank (FHLB)	3.630	09/16/11	Aaa	1,045,925
775,000		Federal Home Loan Mortgage Corp (FHLMC)	3.250	07/16/10	Aaa	796,318
3,000,000		FHLMC	2.130	03/23/12	Aaa	3,022,734
500,000		FHLMC	2.500	01/07/14	Aaa	500,351
2,000,000		FHLMC	3.750	03/27/19	Aaa	2,026,862
600,000		Federal National Mortgage Association (FNMA)	3.250	08/12/10	Aaa	617,153
2,000,000		FNMA	1.750	03/23/11	Aaa	2,012,870
3,000,000		FNMA	2.750	03/13/14	Aaa	3,035,811
5,000,000		US Department of Housing and Urban Development	4.790	08/01/11	NR	5,356,465
		TOTAL AGENCY SECURITIES				19,079,126

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
FOREIGN GOVERNMENT BONDS - 2.76%
$ 500,000		China Development Bank	5.000%	10/15/15	A1	$516,924
250,000		China Government International Bond	4.750	10/29/13	A1	258,306
250,000		Development Bank of Japan	4.250	06/09/15	Aaa	254,259
500,000		Egypt Government AID Bonds	4.450	09/15/15	Aaa	531,360
350,000		Eksportfinans A/S	5.000	02/14/12	Aa1	363,999
100,000		El Salvador Government International Bond	7.750	01/24/23	Baa3	94,500
275,000		European Investment Bank	4.880	02/15/36	Aaa	271,133
100,000		Export-Import Bank of Korea	8.130	01/21/14	A2	103,363
500,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	510,999
395,000		Federative Republic of Brazil	6.000	01/17/17	Ba1	394,013
750,000		Federative Republic of Brazil	8.000	01/15/18	WR	818,249
500,000		International Finance Corp	5.130	05/02/11	Aaa	518,460
130,000		Israel Government International Bond	5.130	03/26/19	A1	130,910
225,000		Italy Government International Bond	5.380	06/12/17	NR	227,791
1,100,000		Italy Government International Bond	6.880	09/27/23	Aa2	1,254,402
100,000		Korea Development Bank	8.000	01/23/14	A2	102,867
60,000		Mexico Government International Bond	6.380	01/16/13	Baa1	63,300
100,000		Mexico Government International Bond	5.880	01/15/14	Baa1	103,400
150,000		Mexico Government International Bond	6.750	09/27/34	Baa1	141,270
120,000		Mexico Government International Bond	6.050	01/11/40	Baa1	102,600
50,000		Oesterreichische Kontrollbank AG.	5.000	04/25/17	Aaa	55,950
320,000		Panama Government International Bond	7.250	03/15/15	Ba1	326,400
100,000		Peruvian Government International Bond	7.350	07/21/25	Ba1	100,500
500,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	513,612
600,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	639,034
600,000		Province of Ontario	3.130	09/08/10	Aa1	606,853
2,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	2,010,553
620,000		Province of Quebec Canada	4.630	05/14/18	Aa2	616,283
550,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	656,894
150,000		Republic of Ghana	8.500	10/04/17	NR	90,000
150,000	g	Republic of Ghana	8.500	10/04/17	NR	91,500
135,000		Republic of Peru	7.130	03/30/19	Ba1	136,823
196,000		Russia Government International Bond	7.500	03/31/30	Baa1	184,814
52,000		United Mexican States	5.880	02/17/14	Baa1	53,690
		TOTAL FOREIGN GOVERNMENT BONDS				12,845,011

MORTGAGE BACKED - 38.64%
1,798,306		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		1,878,816
767,239		FHLMC	4.500	09/15/35		793,782
905,929	h, i	FHLMC	3.740	02/01/36		899,847
2,571,233	h, i	FHLMC	5.790	07/01/36		2,654,431
587,785	h, i	FHLMC	4.930	09/01/36		587,619
1,145,090	h, i	FHLMC	6.090	09/01/36		1,176,454
840,746	h, i	FHLMC	5.740	02/01/37		871,873
1,331,067	h, i	FHLMC	5.730	03/01/37		1,368,250
185,768	h, i	FHLMC	5.870	04/01/37		192,626
269,406	h, i	FHLMC	6.030	05/01/37		280,442
6,171,725	h, i	FHLMC	5.700	06/01/37		6,388,733
1,085,710	h, i	FHLMC	5.850	08/01/37		1,130,301
17,366		Federal Home Loan Mortgage Corp Gold (FGLMC)	7.000	09/01/10		17,816
85,685		FGLMC	6.500	12/01/16		89,697
973,512		FGLMC	5.500	01/01/19		1,019,672
1,629,033		FGLMC	4.500	07/01/20		1,681,095
620,857		FGLMC	4.500	09/01/20		640,699
575,684		FGLMC	5.000	10/01/20		598,939
1,203,239		FGLMC	5.500	10/01/20		1,256,908
68,447		FGLMC	7.000	10/01/20		74,191

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 497,002		FGLMC	4.500%	06/01/21	$512,886
1,102,731		FGLMC	5.500	08/01/21	1,151,228
239,279		FGLMC	6.500	01/01/29	254,762
11,433		FGLMC	8.000	01/01/31	12,473
3,369,183		FGLMC	5.500	12/01/33	3,512,011
3,005,142		FGLMC	7.000	12/01/33	3,253,203
1,994,803		FGLMC	5.000	01/01/34	2,065,654
717,352		FGLMC	5.000	05/01/34	742,158
969,613		FGLMC	4.500	10/01/34	992,811
684,163		FGLMC	5.500	12/01/34	712,097
1,500,521		FGLMC	5.500	03/01/35	1,560,381
2,048,706		FGLMC	6.000	05/01/35	2,145,160
826,620		FGLMC	7.000	05/01/35	894,854
2,523,771		FGLMC	5.500	06/01/35	2,624,450
1,075,957		FGLMC	5.500	06/01/35	1,118,880
742,984		FGLMC	5.000	11/01/35	768,212
746,961		FGLMC	7.000	01/01/36	796,383
754,689		FGLMC	5.500	04/01/36	783,970
123,385		FGLMC	6.500	05/01/36	130,231
663,826		FGLMC	6.500	10/01/36	700,661
841,341		FGLMC	5.500	01/01/37	873,984
1,593,066		FGLMC	5.500	04/01/37	1,654,785
123,220		FGLMC	6.000	09/01/37	128,963
2,890,407		FGLMC	5.000	12/01/37	2,984,324
1,895,443		FGLMC	5.000	04/01/38	1,957,031
726,655		FGLMC	5.000	04/01/38	750,266
854,279		FGLMC	6.500	05/01/38	901,634
1,841,940		FGLMC	5.500	07/01/38	1,913,302
2,000,000	h	FGLMC	6.000	11/01/38	2,093,110
40,613		Federal National Mortgage Association (FNMA)	5.000	06/01/13	41,687
2,217,504		FNMA	4.780	02/01/14	2,313,771
2,807,434		FNMA	4.640	11/01/14	2,914,835
406,240		FNMA	4.560	01/01/15	420,398
177,972		FNMA	6.500	10/01/16	186,886
72,939		FNMA	6.500	11/01/16	76,592
513,074		FNMA	5.000	12/01/17	536,686
127,917		FNMA	6.500	02/01/18	134,143
344,496		FNMA	5.500	04/01/18	360,592
135,253		FNMA	5.500	05/01/18	141,835
155,264		FNMA	6.000	01/01/19	164,259
1,000,000		FNMA	4.000	02/25/19	1,032,770
1,172,221		FNMA	4.500	04/01/19	1,214,079
414,596		FNMA	5.000	03/01/20	433,287
136,774		FNMA	4.500	12/01/20	141,317
607,227		FNMA	5.000	03/01/21	634,603
37,433		FNMA	8.000	03/01/23	40,561
607,876		FNMA	5.500	02/01/24	634,983
1,000,000		FNMA	4.500	05/25/24	1,026,562
1,415,641		FNMA	5.500	07/01/24	1,477,747
3,373,119		FNMA	5.000	10/01/25	3,497,159
21,239		FNMA	9.000	11/01/25	23,502
20,424		FNMA	7.500	01/01/29	22,147
402,965		FNMA	7.000	07/01/32	433,989
171,305		FNMA	5.000	02/01/33	177,341
766,629		FNMA	4.500	03/25/33	794,967
997,163		FNMA	5.500	06/01/33	1,039,309

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 433,276		FNMA	5.000%	07/01/33	$448,542
2,726,025		FNMA	5.500	07/01/33	2,841,242
1,233,899		FNMA	4.500	08/01/33	1,264,807
1,260,378		FNMA	4.500	10/01/33	1,291,949
515,559		FNMA	5.000	10/01/33	533,725
553,579		FNMA	5.000	10/01/33	573,084
1,045,567		FNMA	5.000	11/01/33	1,082,406
1,072,777		FNMA	5.000	11/01/33	1,110,576
400,015		FNMA	5.500	12/01/33	416,921
668,130		FNMA	5.500	12/01/33	696,369
435,860		FNMA	5.500	12/01/33	454,282
547,742		FNMA	5.500	01/01/34	570,893
260,732		FNMA	5.000	03/01/34	269,919
214,223		FNMA	5.000	03/01/34	221,771
2,159,841		FNMA	5.000	03/01/34	2,235,942
1,070,051		FNMA	5.000	03/01/34	1,107,753
260,344		FNMA	5.000	03/01/34	269,518
1,691,238		FNMA	5.000	04/01/34	1,749,242
4,096,696		FNMA	5.000	08/01/34	4,237,694
776,388		FNMA	6.000	08/01/34	815,123
258,208		FNMA	6.000	12/01/34	270,768
646,830		FNMA	5.500	01/01/35	673,361
1,402,966		FNMA	5.500	02/01/35	1,462,263
1,618,058		FNMA	5.500	04/01/35	1,684,423
520,989		FNMA	6.000	04/01/35	546,331
3,075,132		FNMA	5.500	05/01/35	3,198,377
3,837,166		FNMA	5.500	05/01/35	3,990,953
2,523,124		FNMA	6.000	05/01/35	2,641,124
101,048		FNMA	7.500	06/01/35	108,572
585,592		FNMA	6.000	07/01/35	612,978
862,629		FNMA	5.000	08/01/35	892,080
1,075,138		FNMA	5.500	09/01/35	1,120,579
2,926,919		FNMA	5.000	10/01/35	3,026,846
243,553		FNMA	5.000	10/01/35	251,868
846,966		FNMA	5.500	10/01/35	880,911
743,422		FNMA	5.500	12/01/35	773,217
831,677		FNMA	5.000	02/01/36	860,071
1,519,680		FNMA	5.000	04/01/36	1,570,138
2,321,897		FNMA	6.000	04/01/36	2,429,398
523,971		FNMA	6.500	04/01/36	552,621
1,858,898	i	FNMA	5.950	07/01/36	1,924,911
4,412,772	i	FNMA	5.730	09/01/36	4,572,501
504,978		FNMA	6.500	09/01/36	532,589
2,290,939	i	FNMA	5.780	12/01/36	2,373,311
407,360		FNMA	7.000	02/01/37	433,837
853,446		FNMA	6.500	03/01/37	900,111
79,379		FNMA	7.000	04/01/37	84,538
206,193		FNMA	6.000	08/01/37	215,599
313,077		FNMA	6.500	08/01/37	330,177
287,840		FNMA	6.500	08/01/37	303,563
97,170		FNMA	6.000	09/01/37	101,603
77,145		FNMA	6.000	09/01/37	80,664
117,200		FNMA	6.000	09/01/37	122,546
130,332		FNMA	6.000	09/01/37	136,278
1,155,797		FNMA	6.500	09/01/37	1,218,928
1,062,243		FNMA	6.500	09/01/37	1,120,264

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 211,681		FNMA	6.500%	09/01/37	$223,243
564,276		FNMA	6.500	09/01/37	595,098
410,309	i	FNMA	5.900	10/01/37	430,444
98,862		FNMA	6.000	10/01/37	103,372
2,986,021		FNMA	5.000	07/01/38	3,050,874
843,144		FNMA	5.500	01/01/39	875,966
866,369		FNMA	6.000	01/01/39	905,891
848,456		FNMA	6.000	01/01/39	887,160
868,756		FNMA	4.500	02/01/39	888,840
840,996		FNMA	5.500	02/01/39	873,734
4,000,000	h	FNMA	5.000	05/25/39	4,116,248
5,000,000	h	FNMA	6.000	05/25/39	5,209,375
1,000,000		FNMA	6.500	05/25/39	1,049,375
15,178		Government National Mortgage Association (GNMA)	6.500	09/15/23	15,970
41,852		GNMA	7.500	11/15/23	45,119
5,865		GNMA	7.500	08/15/28	6,324
61,364		GNMA	6.500	12/15/28	65,492
125,636		GNMA	6.500	03/15/29	133,773
43,734		GNMA	8.500	10/20/30	47,656
13,404		GNMA	7.000	06/20/31	14,372
157,087		GNMA	5.000	02/15/33	163,600
243,159	h	GNMA	5.500	07/15/33	254,165
1,810,714		GNMA	5.000	09/15/33	1,885,784
387,421		GNMA	5.500	11/20/33	404,030
1,624,452		GNMA	5.500	02/20/35	1,692,458
567,807		GNMA	5.500	03/20/35	591,578
451,994		GNMA	6.000	10/20/36	472,612
460,563		GNMA	6.000	01/20/37	481,226
665,454	h	GNMA	6.000	02/20/37	695,308
1,185,221		GNMA	6.000	12/15/37	1,241,092
850,190		GNMA	5.000	04/15/38	883,312
946,171		GNMA	5.500	07/15/38	986,043
948,615		GNMA	5.500	07/20/38	987,093
533,339		GNMA	6.000	08/15/38	557,981
467,838		GNMA	6.000	08/20/38	488,858
1,000,000		GNMA	5.500	05/15/39	1,037,812
1,000,000		GNMA	6.000	05/15/39	1,041,875
498,091		GNMA	6.230	09/15/43	508,528
		TOTAL MORTGAGE BACKED			179,609,800

U.S. TREASURY SECURITIES - 9.62%
8,302,000		United States Treasury Bond	8.000	11/15/21	12,284,369
6,600,000		United States Treasury Bond	5.250	02/15/29	8,127,280
507,000		United States Treasury Bond	4.500	02/15/36	584,159
1,929,000		United States Treasury Bond	5.000	05/15/37	2,399,796
587,000		United States Treasury Bond	4.380	02/15/38	666,796
1,195,000		United States Treasury Note	0.880	02/28/11	1,197,282
5,146,100		United States Treasury Note	1.380	03/15/12	5,181,881
1,225,000		United States Treasury Note	3.130	08/31/13	1,311,611
1,225,000		United States Treasury Note	1.750	03/31/14	1,229,212
850,000		United States Treasury Note	2.630	02/29/16	871,715
1,000,000		United States Treasury Note	2.380	03/31/16	1,006,484
3,000,000		United States Treasury Note	3.750	11/15/18	3,270,240
4,059,000		United States Treasury Note	2.750	02/15/19	4,081,203
1,750,000		United States Treasury Note	4.500	05/15/38	2,043,125
1,000,000	j	United States Treasury Strip Principal	0.000	08/15/27	501,138

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
		TOTAL U.S. TREASURY SECURITIES				$44,756,291

		TOTAL GOVERNMENT BONDS				256,290,228
		(Cost $246,108,158)

		TOTAL BONDS				408,030,774
		(Cost $405,857,120)

STRUCTURED ASSETS - 10.20%

ASSET BACKED - 5.61%
$ 186,350	g,i	AQ Finance NIM Trust	0.720%	04/25/09	Aa3	183,866
		Series - 2004 RN2
74,667	g,i,m	AQ Finance NIM Trust	0.700	05/25/09	Aa3	73,144
		Series - 2004 RN3
1,778,308		Centex Home Equity	5.540	01/25/32	Aaa	1,553,936
		Series - 2002 A (Class AF6)
731,673	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Aa2	340,469
		Series - 2004 2 (Class 1M1)
731,673	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	248,800
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	A3	109,774
		Series - 2002 2 (Class MF2)
469,385		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ba1	19,691
		Series - 2002 2 (Class BF)
170,932	g	Credit-Based Asset Servicing and Securitization LLC	6.160	12/25/36	Aaa	147,373
		Series - 2007 MX1 (Class A1)
3,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	757,344
		Series - 2007 1A (Class AF3)
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	2,314,106
		Series - 2006 HLTV (Class A3)
2,650,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	1,307,024
		Series - 2006 HLTV (Class A4)
96,732	i	GSAA Trust	5.690	04/25/34	Aaa	96,265
		Series - 2004 3 (Class AF3)
181,111		HFC Home Equity Loan Asset Backed Certificates	5.790	03/20/36	Aaa	177,180
		Series - 2006 4 (Class A1F)
784,106		HFC Home Equity Loan Asset Backed Certificates	5.910	03/20/36	Aaa	731,374
		Series - 2007 1 (Class A1F)
1,477,769	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	1,483,119
		Series - 2007 A (Class A3)
1,022,036	g	Marriott Vacation Club Owner Trust	5.740	04/20/28	Aaa	841,244
		Series - 2006 1A (Class A)
265,951	g	Marriott Vacation Club Owner Trust	5.520	05/20/29	Aaa	212,097
		Series - 2007 1A (Class A)
62,173	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	61,981
		Series - 2006 AA (Class A)
1,000,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	639,970
		Series - 2006 3 (Class AF3)
839,641		Residential Asset Mortgage Products, Inc	4.970	09/25/33	Aaa	612,339
		Series - 2003 RZ5 (Class A7)
5,000,000	i	Residential Asset Mortgage Products, Inc	1.140	11/25/34	Aa1	2,870,168
		Series - 2004 RS11 (Class M1)
407,863	i	Residential Asset Securities Corp	6.490	10/25/30	Aaa	292,149
		Series - 2001 KS2 (Class AI6)

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 250,000		Residential Funding Mortgage Securities II, Inc	5.520%	04/25/21	Aa1	$200,596
		Series - 2006 HI5 (Class A2)
7,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	Aa3	3,961,762
		Series - 2006 HI2 (Class A3)
1,000,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	593,001
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.010	02/25/36	Aa1	210,389
		Series - 2006 HI1 (Class M1)
1,500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	Aa2	424,685
		Series - 2006 HI1 (Class M2)
3,528,000		Residential Funding Mortgage Securities II, Inc	5.440	09/25/36	Aa3	1,860,187
		Series - 2006 HI4 (Class A3)
828,562		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	724,135
		Series - 2002 2 (Class AF6)
1,187,312	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	964,834
		Series - 2006 1A (Class A1)
1,315,810	g	Wachovia Amortization Controlled Heloc NIM	5.680	08/12/47	A3	1,217,400
		Series - 2006 N1 (Class N1)
673,452	g	Wachovia Auto Loan Owner Trust	5.230	08/22/11	Aaa	675,942
		Series - 2006 2A (Class A3)
308,357	g,i	Wachovia Loan Trust	0.880	05/25/35	Aaa	175,469
		Series - 2005 SD1 (Class A)
		TOTAL ASSET BACKED				26,081,813

OTHER MORTGAGE BACKED - 4.59%
340,000	i	Banc of America Commercial Mortgage, Inc	5.080	11/10/42	Aaa	276,195
		Series - 2005 1 (Class A5)
350,000	i	Banc of America Commercial Mortgage, Inc	5.630	04/10/49	Aaa	285,859
		Series - 2007 2 (Class A2)
170,271	g,i	Banc of America Large Loan, Inc	1.070	08/15/29	Aaa	111,095
		Series - 2007 BMB1 (Class A1)
379,665		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	348,365
		Series - 2006 1 (Class A8)
163,631		Bank of America Alternative Loan Trust	5.500	09/25/19	Aaa	154,222
		Series - 2004 8 (Class 3A1)
650,000	i	Bear Stearns Commercial Mortgage Securities	4.750	02/13/46	Aaa	500,289
		Series - 2004 T16 (Class A6)
700,000	m	Bear Stearns Commercial Mortgage Securities	5.200	12/11/38	Aaa	525,356
		Series - 2006 PW14 (Class A4)
600,000		Bear Stearns Commercial Mortgage Securities	5.540	10/12/41	Aaa	494,540
		Series - 2006 T24 (Class A4)
365,000	i	Bear Stearns Commercial Mortgage Securities	5.990	09/11/42	Aaa	94,111
		Series - 2007 T28 (Class AJ)
1,300,000		Citicorp Mortgage Securities, Inc	5.500	07/25/35	Aa1	923,570
		Series - 2005 4 (Class 1A7)
600,902	i	Citigroup Commercial Mortgage Trust	5.620	12/10/49	Aaa	590,753
		Series - 2007 C6 (Class A1)
1,100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust	5.620	10/15/48	Aaa	811,084
		Series - 2006 CD3 (Class A5)
646,755		Countrywide Alternative Loan Trust	5.500	08/25/16	Aaa	594,716
		Series - 2004 30CB (Class 1A15)
500,000		Countrywide Alternative Loan Trust	5.380	01/25/35	NR	384,682
		Series - 2004 29CB (Class A7)
1,800,000		Countrywide Alternative Loan Trust	5.500	10/25/35	B3	653,680
		Series - 2005 42CB (Class A12)

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 587,245		Countrywide Home Loan Mortgage Pass Through Trust	5.250%	09/25/35	NR	$561,124
		Series - 2005 17 (Class 1A10)
500,000	g,i	Credit Suisse Mortgage Capital Certificates	0.740	04/15/22	Aaa	383,490
		Series - 2007 TF2A (Class A1)
65,403	g,i	Credit Suisse Mortgage Capital Certificates	0.660	10/15/21	Aaa	52,352
		Series - 2006 TF2A (Class A1)
1,250,000		Credit Suisse Mortgage Capital Certificates	5.310	12/15/39	Aaa	796,847
		Series - 2006 C5 (Class A3)
550,000	i	Credit Suisse Mortgage Capital Certificates	5.460	02/15/40	A2	122,344
		Series - 2007 C1 (Class AJ)
1,250,000	i	Credit Suisse Mortgage Capital Certificates	5.540	01/15/49	Aaa	831,657
		Series - 2007 C2 (Class A3)
1,968,309	g,i	Credit Suisse/Morgan Stanley Commercial Mortgage Certificate	0.750	05/15/23	Aaa	1,550,676
		Series - 2006 HC1A (Class A1)
245,000		CS First Boston Mortgage Securities Corp	3.940	05/15/38	Aaa	211,230
		Series - 2003 C3 (Class A5)
1,065,000	i	CS First Boston Mortgage Securities Corp	5.100	08/15/38	Aaa	818,349
		Series - 2005 C5 (Class A4)
277,894	i	GE Capital Commercial Mortgage Corp	5.330	11/10/45	Aaa	133,215
		Series - 2005 C4 (Class AM)
835,000		Greenwich Capital Commercial Funding Corp	5.740	12/10/49	Aaa	600,647
		Series - 2007 GG11 (Class A4)
500,000		GS Mortgage Securities Corp II	5.560	11/10/39	Aaa	375,430
		Series - 2006 GG8 (Class A4)
1,175,000	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.740	02/15/20	Aaa	633,557
		Series - 2006 FL1A (Class A2)
1,000,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.260	07/12/37	Aaa	893,134
		Series - 2003 CB6 (Class A2)
235,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860	04/15/45	Aaa	209,083
		Series - 2006 LDP7 (Class A2)
415,000		LB-UBS Commercial Mortgage Trust	4.740	02/15/30	Aaa	328,874
		Series - 2005 C1 (Class A4)
175,000		LB-UBS Commercial Mortgage Trust	4.390	03/15/32	Aaa	156,955
		Series - 2003 C1 (Class A4)
378,000	i	LB-UBS Commercial Mortgage Trust	6.150	04/15/41	Aaa	279,986
		Series - 2008 C1 (Class A2)
399,215	g,i	Lehman Brothers Floating Rate Commercial Mortgage Trust	0.640	09/15/21	Aaa	295,425
		Series - 2006 LLFA (Class A1)
170,795		MASTR Asset Securitization Trust	5.000	10/25/20	Aaa	151,474
		Series - 2005 2 (Class 3A1)
241,897	i	Merrill Lynch Mortgage Trust	5.110	07/12/38	Aaa	122,400
		Series - 2005 CIP1 (Class AM)
275,000	i	Merrill Lynch Mortgage Trust	5.660	05/12/39	Aaa	198,928
		Series - 2006 C1 (Class A4)
295,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	Aaa	133,166
		Series - 2008 C1 (Class AM)
480,000	i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A1	114,236
		Series - 2008 C1 (Class AJ)
220,000	g,i	Merrill Lynch Mortgage Trust	6.270	02/12/51	A3	26,666
		Series - 2008 C1 (Class C)
250,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.420	02/12/39	Aaa	177,225
		Series - 2006 1 (Class A4)
365,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.960	08/12/49	Aaa	153,002
		Series - 2007 8 (Class AM)
295,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.860	09/12/49	Aaa	129,369
		Series - 2007 9 (Class AM)

TIAA-CREF FUNDS - Bond Plus Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 585,000	i	Morgan Stanley Capital I	5.270%	06/13/41	Aaa	$486,567
		Series - 2004 T15 (Class A4)
350,000		Morgan Stanley Capital I	4.970	12/15/41	Aaa	303,435
		Series - 2003 IQ6 (Class A4)
475,000		Morgan Stanley Capital I	5.170	01/14/42	Aaa	375,268
		Series - 2005 HQ5 (Class A4)
1,045,765		Morgan Stanley Capital I	4.810	01/14/42	Aaa	1,037,597
		Series - 2005 HQ5 (Class A2)
250,000	i	Morgan Stanley Capital I	5.780	10/15/42	Aaa	61,064
		Series - 2006 IQ11 (Class AJ)
420,000		Morgan Stanley Capital I	5.360	03/15/44	Aaa	278,136
		Series - 2007 IQ13 (Class A4)
100,000	i	Morgan Stanley Capital I	5.730	07/12/44	Aaa	77,361
		Series - 2006 HQ9 (Class A4)
940,000		Residential Accredit Loans, Inc	5.750	05/25/35	B2	313,298
		Series - 2005 QS6 (Class A7)
530,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.680	09/15/21	A1	223,039
		Series - 2006 WL7A (Class A2)
100,000		Wachovia Bank Commercial Mortgage Trust	5.380	12/15/43	Aaa	43,837
		Series - 2007 C30 (Class AM)
750,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	591,686
		Series - 2007 C31 (Class A2)
607,472	i	Wells Fargo Mortgage Backed Securities Trust	5.080	03/25/36	NR	362,139
		Series - 2006 AR2 (Class 2A3)
		TOTAL OTHER MORTGAGE BACKED				21,342,785

		TOTAL STRUCTURED ASSETS				47,424,598
		(Cost $71,745,650)

SHARES		COMPANY

PREFERRED STOCKS - 0.05%

DEPOSITORY INSTITUTIONS - 0.03%
13,750		Bank of America Corp	6.200	12/30/49	B3	137,363
		TOTAL DEPOSITORY INSTITUTIONS				137,363

NONDEPOSITORY INSTITUTIONS - 0.02%
38,322		Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	17,628
110,728		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	78,617
		TOTAL NONDEPOSITORY INSTITUTIONS				96,245

		TOTAL PREFERRED STOCKS				233,608
		(Cost $4,070,000)

TIAA-CREF FUNDS - 0.72%
461,840	q	TIAA-CREF High-Yield Fund				3,357,579
		TOTAL TIAA-CREF FUNDS				3,357,579
		(Cost $4,620,638)

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.56%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.56%
$ 3,380,000		Federal Home Loan Mortgage Corp (FHLMC)		04/01/09		3,380,000

TIAA-CREF FUNDS - Bond Plus Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 2,500,000	Federal National Mortgage Association (FNMA)	04/30/09	$2,499,899
6,035,000	United States Treasury Bill	06/11/09	6,032,833
	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES		11,912,732

	TOTAL SHORT-TERM INVESTMENTS		11,912,732
	(Cost $11,913,411)

	TOTAL INVESTMENTS - 101.31%		470,959,291
	(Cost $498,206,819)
	OTHER ASSETS AND LIABILITIES, NET - (1.31)%		(6,069,749)
	NET ASSETS - 100.00%		$464,889,542

The following abbreviations are used in portfolio description:
LLC - Limited Liability Corporation
LP - Limited Partnership
NR - Not Rated
plc - Public Limited Company
WR - Withdrawn Rating

†	As provided by Moody's Investors Services.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2009 the value of these securities amounted to 20,083,355 or 4.32% of net assets.
h	These securities were purchased on a delayed delivery basis.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.
j	Zero coupon.
m	Indicates a security that has been deemed illiquid.
n	In default.
q	Affiliated Fund.

TIAA-CREF FUNDS - Short-Term Bond Fund

TIAA-CREF FUNDS
SHORT-TERM BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

BONDS - 91.71%

CORPORATE BONDS - 32.96%

AMUSEMENT AND RECREATION SERVICES - 0.15%
$ 350,000		Walt Disney Co	5.700%	07/15/11	A2	$374,744
		TOTAL AMUSEMENT AND RECREATION SERVICES				374,744

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.21%
500,000		Home Depot, Inc	3.750	09/15/09	Baa1	500,167
		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				500,167

BUSINESS SERVICES - 0.39%
500,000		Daimler Finance North America LLC	5.880	03/15/11	A3	478,604
100,000		Daimler Finance North America LLC	5.750	09/08/11	A3	94,506
250,000		Interpublic Group of Cos, Inc	5.400	11/15/09	Ba3	245,000
125,000		Oracle Corp	4.950	04/15/13	A2	132,099
		TOTAL BUSINESS SERVICES				950,209

CHEMICALS AND ALLIED PRODUCTS - 2.41%
100,000		Abbott Laboratories	5.600	05/15/11	A1	107,224
200,000		Air Products & Chemicals, Inc	4.150	02/01/13	A2	198,595
300,000		Avon Products, Inc	5.630	03/01/14	A2	302,863
1,000,000		Clorox Co	5.450	10/15/12	Baa2	1,028,886
500,000		Eli Lilly & Co	3.550	03/06/12	A1	510,837
1,000,000		GlaxoSmithKline Capital, Inc	4.850	05/15/13	A1	1,040,399
300,000		Lubrizol Corp	4.630	10/01/09	Baa2	301,710
1,500,000		Novartis Capital Corp	4.130	02/10/14	Aa2	1,532,842
500,000		Pfizer, Inc	4.450	03/15/12	Aa2	513,577
250,000		Procter & Gamble Co	4.600	01/15/14	Aa3	264,577
		TOTAL CHEMICALS AND ALLIED PRODUCTS				5,801,510

COMMUNICATIONS - 1.80%
250,000		Allbritton Communications Co	7.750	12/15/12	Caa1	92,500
100,000		AT&T Corp	7.300	11/15/11	A2	107,451
125,000		AT&T, Inc	6.700	11/15/13	A2	133,507
500,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	482,500
295,000		Rogers Wireless, Inc	8.000	12/15/12	Ba1	297,581
1,600,000		Time Warner Cable, Inc	5.400	07/02/12	Baa2	1,545,513
200,000		Verizon Communications, Inc	4.350	02/15/13	A3	198,391
1,300,000	g	Verizon Wireless Capital LLC	5.550	02/01/14	A2	1,301,087
200,000		Viacom, Inc	5.750	04/30/11	Baa3	194,832
		TOTAL COMMUNICATIONS				4,353,362

DEPOSITORY INSTITUTIONS - 9.47%
4,700,000	g	BA Covered Bond Issuer	5.500	06/14/12	Aaa	4,604,072
1,000,000		Bank of America Corp	2.100	04/30/12	Aaa	1,002,032
3,000,000		Bank of America Corp	2.380	06/22/12	Aaa	3,031,256
600,000		Citigroup, Inc	5.100	09/29/11	A3	545,627
2,000,000		Citigroup, Inc	2.130	04/30/12	Aaa	2,006,735

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,000,000		Citigroup, Inc	5.300%	10/17/12	A3	$881,407
130,000		Credit Suisse	5.000	05/15/13	Aa1	125,617
250,000		Deutsche Bank AG.	4.880	05/20/13	Aa1	245,215
500,000	g	FIA Card Services NA	7.130	11/15/12	A1	458,623
3,000,000		JPMorgan Chase & Co	3.130	12/01/11	Aaa	3,108,236
500,000		KeyBank NA	3.200	06/15/12	Aaa	519,063
750,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	A3	725,958
750,000		New York Community Bank	3.000	12/16/11	Aaa	768,209
250,000		Popular North America, Inc	5.650	04/15/09	Baa1	249,793
1,500,000		Regions Bank	3.250	12/09/11	Aaa	1,561,040
1,000,000		Sovereign Bank	2.750	01/17/12	Aaa	1,019,587
1,000,000		State Street Corp	2.150	04/30/12	Aaa	1,004,113
625,000		Wachovia Corp	5.300	10/15/11	A1	616,986
500,000		Wells Fargo & Co	2.130	06/15/12	Aaa	502,156
		TOTAL DEPOSITORY INSTITUTIONS				22,975,725

ELECTRIC, GAS, AND SANITARY SERVICES - 2.65%
500,000		Alabama Power Co	5.800	11/15/13	A2	536,962
250,000		CenterPoint Energy Houston Electric LLC	7.000	03/01/14	Baa2	260,718
275,000		Consumers Energy Co	4.400	08/15/09	Baa1	275,066
250,000		Dominion Resources, Inc	8.880	01/15/19	Baa2	283,024
500,000		Duke Energy Carolinas LLC	5.750	11/15/13	A2	532,667
500,000		Duke Energy Corp	6.300	02/01/14	Baa2	511,865
250,000		Georgia Power Co	6.000	11/01/13	A2	270,957
125,000		Kinder Morgan Energy Partners LP	9.000	02/01/19	Baa2	133,618
1,250,000		Ohio Power Co	5.300	11/01/10	A3	1,263,917
625,000		ONEOK Partners LP	5.900	04/01/12	Baa2	611,995
500,000		PG&E Corp	5.750	04/01/14	Baa1	503,702
350,000		Public Service Electric & Gas Co	6.330	11/01/13	A3	376,546
600,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	621,763
250,000		Veolia Environnement	5.250	06/03/13	A3	249,704
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				6,432,504

FABRICATED METAL PRODUCTS - 0.42%
1,000,000		Stanley Works	5.000	03/15/10	A2	1,006,344
		TOTAL FABRICATED METAL PRODUCTS				1,006,344

FOOD AND KINDRED PRODUCTS - 0.78%
125,000		Bottling Group LLC	4.630	11/15/12	Aa2	129,113
600,000		Coca-Cola Enterprises, Inc	3.750	03/01/12	A3	612,282
440,000		Diageo Finance BV	3.880	04/01/11	A3	438,534
600,000		Dr Pepper Snapple Group, Inc	6.120	05/01/13	Baa3	593,382
125,000		General Mills, Inc	5.250	08/15/13	Baa1	129,122
		TOTAL FOOD AND KINDRED PRODUCTS				1,902,433

FOOD STORES - 0.60%
1,000,000		Kroger Co	5.000	04/15/13	Baa2	1,003,600
300,000		Safeway, Inc	4.950	08/16/10	Baa2	305,656
150,000		Safeway, Inc	6.250	03/15/14	Baa2	157,400
		TOTAL FOOD STORES				1,466,656

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
GENERAL MERCHANDISE STORES - 0.65%
$ 1,600,000		Wal-Mart Stores, Inc	3.000%	02/03/14	Aa2	$1,594,294
		TOTAL GENERAL MERCHANDISE STORES				1,594,294

HOLDING AND OTHER INVESTMENT OFFICES - 0.05%
150,000		Boston Properties LP	6.250	01/15/13	Baa2	125,911
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				125,911

INDUSTRIAL MACHINERY AND EQUIPMENT - 1.59%
125,000		Black & Decker Corp	8.950	04/15/14	Baa3	123,509
2,000,000		Caterpillar Financial Services Corp	6.130	02/17/14	A2	1,942,244
300,000		Hewlett-Packard Co	4.250	02/24/12	A2	308,184
275,000		Hewlett-Packard Co	4.750	06/02/14	A2	278,005
1,000,000		IBM International Group Capital LLC	5.050	10/22/12	A1	1,057,137
125,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	125,000
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				3,834,079

INSTRUMENTS AND RELATED PRODUCTS - 0.09%
250,000		Xerox Corp	7.630	06/15/13	Baa2	223,093
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				223,093

INSURANCE CARRIERS - 0.43%
1,000,000		Prudential Financial, Inc	5.800	06/15/12	Baa2	803,362
250,000		United Health Group, Inc	4.880	02/15/13	Baa1	243,496
		TOTAL INSURANCE CARRIERS				1,046,858

METAL MINING - 0.07%
200,000		Rio Tinto Finance USA Ltd	5.880	07/15/13	Baa1	179,343
		TOTAL METAL MINING				179,343

MISCELLANEOUS RETAIL - 0.54%
1,000,000		CVS Caremark Corp	5.750	08/15/11	Baa2	1,048,837
250,000		Staples, Inc	7.750	04/01/11	Baa2	255,562
		TOTAL MISCELLANEOUS RETAIL				1,304,399

NONDEPOSITORY INSTITUTIONS - 4.12%
250,000		American Express Centurion Bank	5.550	10/17/12	A1	222,502
1,250,000	g	American Honda Finance Corp	5.130	12/15/10	A1	1,231,106
600,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	636,007
100,000		Capital One Financial Corp	5.700	09/15/11	A3	90,039
1,000,000	i	Countrywide Financial Corp	1.680	05/07/12	A2	809,230
1,000,000		General Electric Capital Corp	2.250	03/12/12	Aaa	1,006,949
400,000		General Electric Capital Corp	2.200	06/08/12	Aaa	402,583
1,250,000		HSBC Finance Corp	5.250	01/14/11	A3	1,071,558
500,000		HSBC Finance Corp	4.750	07/15/13	A3	368,566
172,000		International Lease Finance Corp	5.750	06/15/11	Baa2	111,739
1,550,000		Kreditanstalt fuer Wiederaufbau	5.250	05/19/09	Aaa	1,557,358
250,000		Landwirtschaftliche Rentenbank	5.250	07/02/12	Aaa	265,850
250,000	g	Mantis Reef Ltd	4.800	11/03/09	A3	249,977
1,000,000	g	Nationwide Building Society	5.500	07/18/12	Aaa	965,590
1,000,000		Western Financial Bank	9.630	05/15/12	Aa3	998,399
		TOTAL NONDEPOSITORY INSTITUTIONS				9,987,453

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
OIL AND GAS EXTRACTION - 1.73%
$ 275,000		Anadarko Petroleum Corp	7.630%	03/15/14	Baa3	$273,239
1,000,000		Apache Corp	6.250	04/15/12	A3	1,062,039
200,000		Baker Hughes, Inc	6.500	11/15/13	A2	219,284
250,000		BJ Services Co	5.750	06/01/11	Baa1	251,791
500,000		Devon Energy Corp	5.630	01/15/14	Baa1	507,157
850,000		Enterprise Products Operating LP	4.630	10/15/09	Baa3	844,985
638,914	g	Qatar Petroleum	5.580	05/30/11	Aa2	636,365
250,000		XTO Energy, Inc	4.630	06/15/13	Baa2	242,058
125,000		XTO Energy, Inc	5.750	12/15/13	Baa2	126,370
		TOTAL OIL AND GAS EXTRACTION				4,163,288

PETROLEUM AND COAL PRODUCTS - 0.74%
275,000		BP Capital Markets plc	3.130	03/10/12	Aa1	276,132
300,000		Chevron Corp	3.450	03/03/12	Aa1	307,934
25,000		Chevron Corp	3.950	03/03/14	Aa1	25,674
100,000		ConocoPhillips	4.750	02/01/14	A1	104,015
75,000		Hess Corp	7.000	02/15/14	Baa2	77,065
1,000,000		Marathon Oil Corp	6.500	02/15/14	Baa1	1,015,281
		TOTAL PETROLEUM AND COAL PRODUCTS				1,806,101

PIPELINES, EXCEPT NATURAL GAS - 0.25%
625,000		Plains All American Pipeline LP	4.750	08/15/09	Baa3	616,447
		TOTAL PIPELINES, EXCEPT NATURAL GAS				616,447

PRIMARY METAL INDUSTRIES - 0.04%
110,000		ArcelorMittal	5.380	06/01/13	Baa2	85,383
		TOTAL PRIMARY METAL INDUSTRIES				85,383

PRINTING AND PUBLISHING - 0.39%
1,000,000		Thomson Corp	5.250	08/15/13	Baa1	952,033
		TOTAL PRINTING AND PUBLISHING				952,033

RAILROAD TRANSPORTATION - 0.78%
1,000,000		Burlington Northern Santa Fe Corp	6.750	07/15/11	Baa1	1,054,619
500,000		Canadian National Railway Co	4.950	01/15/14	A3	517,645
100,000		Norfolk Southern Corp	5.750	04/01/18	Baa1	99,377
200,000		Union Pacific Corp	5.130	02/15/14	Baa2	198,728
		TOTAL RAILROAD TRANSPORTATION				1,870,369

SECURITY AND COMMODITY BROKERS - 1.53%
500,000	i	Goldman Sachs Capital II	5.790	12/30/49	A3	208,171
650,000		Goldman Sachs Group, Inc	5.700	09/01/12	A1	630,653
500,000	b,n	Lehman Brothers Holdings Capital Trust V	5.860	12/30/49	Ca	50
1,250,000		Merrill Lynch & Co, Inc	4.130	09/10/09	A2	1,232,846
500,000		Merrill Lynch & Co, Inc	6.050	08/15/12	A2	429,029
300,000		Merrill Lynch & Co, Inc	5.450	02/05/13	A2	245,928
1,000,000		Morgan Stanley	5.300	03/01/13	A2	961,559
		TOTAL SECURITY AND COMMODITY BROKERS				3,708,236

TOBACCO PRODUCTS - 0.17%
150,000		Philip Morris International, Inc	4.880	05/16/13	A2	151,637
250,000		Philip Morris International, Inc	6.880	03/17/14	A2	270,570
		TOTAL TOBACCO PRODUCTS				422,207

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
TRANSPORTATION BY AIR - 0.12%
$ 300,000		FedEx Corp	3.500%	04/01/09	Baa2	$300,000
		TOTAL TRANSPORTATION BY AIR				300,000

TRANSPORTATION EQUIPMENT - 0.36%
285,000		Boeing Co	5.000	03/15/14	A2	292,142
550,000		Honeywell International, Inc	5.630	08/01/12	A2	589,754
		TOTAL TRANSPORTATION EQUIPMENT				881,896

WHOLESALE TRADE-NONDURABLE GOODS - 0.43%
1,000,000		McKesson Corp	6.500	02/15/14	Baa3	1,034,344
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				1,034,344

		TOTAL CORPORATE BONDS				79,899,388
		(Cost $81,389,484)

GOVERNMENT BONDS - 58.75%

AGENCY SECURITIES - 25.20%
4,400,000		Federal Farm Credit Bank (FFCB)	2.630	04/21/11	Aaa	4,499,084
750,000		FFCB	4.130	04/15/09	Aaa	751,067
1,200,000		Federal Home Loan Bank (FHLB)	3.630	09/16/11	Aaa	1,255,110
1,000,000		FHLB	2.380	04/30/10	Aaa	1,014,638
4,700,000		Federal Home Loan Mortgage Corp (FHLMC)	4.750	11/03/09	Aaa	4,805,120
6,500,000		FHLMC	4.880	02/09/10	Aaa	6,716,599
2,700,000		FHLMC	7.000	03/15/10	Aaa	2,854,607
2,000,000		FHLMC	3.250	07/16/10	Aaa	2,055,014
3,000,000		FHLMC	2.130	03/23/12	Aaa	3,022,734
3,000,000		Federal National Mortgage Association (FNMA)	5.380	08/15/09	Aaa	3,054,528
3,000,000		FNMA	4.630	12/15/09	Aaa	3,077,520
5,900,000		FNMA	7.130	06/15/10	Aaa	6,330,263
250,000		FNMA	3.250	08/12/10	Aaa	257,147
3,000,000		FNMA	2.880	10/12/10	Aaa	3,083,094
1,000,000		FNMA	1.750	03/23/11	Aaa	1,006,435
3,000,000		FNMA	2.000	01/09/12	Aaa	3,030,240
2,000,000		FNMA	3.630	02/12/13	Aaa	2,117,482
2,500,000		FNMA	2.750	03/13/14	Aaa	2,529,843
7,000,000		Private Export Funding Corp	4.900	12/15/11	Aaa	7,548,898
2,000,000		Private Export Funding Corp	3.550	04/15/13	Aaa	2,080,356
		TOTAL AGENCY SECURITIES				61,089,779

FOREIGN GOVERNMENT BONDS - 3.96%
250,000		Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	258,540
100,000		China Government International Bond	4.750	10/29/13	A1	103,322
1,100,000		Eksportfinans A/S	5.000	02/14/12	Aa1	1,143,998
300,000		Export-Import Bank of Korea	8.130	01/21/14	A2	310,089
1,000,000	g	Federal Republic of Germany	3.880	06/01/10	Aaa	1,021,997
1,500,000		International Finance Corp	5.130	05/02/11	Aaa	1,555,380
495,000		Korea Development Bank	8.000	01/23/14	A2	509,193
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	1,027,223
500,000		Province of Manitoba Canada	5.000	02/15/12	Aa1	532,528
600,000		Province of Ontario	3.130	09/08/10	Aa1	606,853
2,000,000		Province of Ontario Canada	2.630	01/20/12	Aa1	2,010,553
516,000		United Mexican States	5.880	02/17/14	Baa1	532,770
		TOTAL FOREIGN GOVERNMENT BONDS				6,913,068

MORTGAGE BACKED - 0.88%
586,404		Federal Home Loan Mortgage Corp (FHLMC)	6.000	09/15/16		612,657

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 505,067		FHLMC	5.130%	10/15/15		$512,425
389,405		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.500	01/01/19		407,869
426,858		FGLMC	5.500	01/01/19		447,098
97,250		FGLMC	6.000	12/01/17		101,785
60,920		Federal National Mortgage Association (FNMA)	5.000	06/01/13		62,531
		TOTAL MORTGAGE BACKED				2,144,365

U.S. TREASURY SECURITIES - 28.71%
8,901,000		United States Treasury Note	0.880	02/28/11		8,918,001
21,211,000		United States Treasury Note	4.630	12/31/11		23,284,035
3,680,000		United States Treasury Note	1.380	03/15/12		3,705,587
7,395,000		United States Treasury Note	3.130	09/30/13		7,919,587
16,939,000		United States Treasury Note	2.750	10/31/13		17,865,360
1,649,000		United States Treasury Note	2.000	11/30/13		1,683,011
2,946,000		United States Treasury Note	1.880	02/28/14		2,978,229
3,250,000		United States Treasury Note	1.750	03/31/14		3,261,174
		TOTAL U.S. TREASURY SECURITIES				69,614,984

		TOTAL GOVERNMENT BONDS				142,461,574
		(Cost $136,692,963)

		TOTAL BONDS				222,360,962
		(Cost $218,082,447)

STRUCTURED ASSETS - 6.78%

ASSET BACKED - 5.26%
230,520		Aames Mortgage Trust	6.900	06/25/32	Aaa	132,271
		Series - 2002 1 (Class A3)
55,677	g	Asset Backed Funding Corp NIM Trust	5.900	07/26/35	Ca	6
		Series - 2006 WMC1 (Class N1)
237,108		Centex Home Equity	5.540	01/25/32	Aaa	207,192
		Series - 2002 A (Class AF6)
1,327,429		Centex Home Equity	5.560	09/25/34	Aa3	554,243
		Series - 2004 D (Class MF2)
365,837	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	A2	135,175
		Series - 2004 2 (Class 1M2)
365,837	i	Chase Funding Mortgage Loan Asset-Backed Certificates	5.700	02/25/35	Baa2	124,400
		Series - 2004 2 (Class 1B)
682,305		CIT Group Home Equity Loan Trust	6.390	12/25/30	A3	109,774
		Series - 2002 2 (Class MF2)
469,385		CIT Group Home Equity Loan Trust	6.830	06/25/33	Ba1	19,691
		Series - 2002 2 (Class BF)
381,175	i	Countrywide Asset-Backed Certificates	0.630	06/25/21	Caa1	238,775
		Series - 2006 S3 (Class A1)
2,000,000	g	Flagstar Home Equity Loan Trust	5.780	01/25/35	B3	504,896
		Series - 2007 1A (Class AF3)
74,769	i	GMAC Mortgage Corporation Loan Trust 2005-HE2 A3	4.620	11/25/35	B1	69,801
		Series - 2005 HE2 (Class A3)
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Baa2	1,746,495
		Series - 2006 HLTV (Class A3)
2,000,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Baa3	986,433
		Series - 2006 HLTV (Class A4)
164,197	g	JPMorgan Auto Receivables Trust	5.190	02/15/11	Aaa	164,791
		Series - 2007 A (Class A3)

TIAA-CREF FUNDS - Short-Term Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,430,850	g	Marriott Vacation Club Owner Trust	5.740%	04/20/28	Aaa	$1,177,741
		Series - 2006 1A (Class A)
54,859	g,m	New York City Tax Lien	5.930	11/10/19	Aaa	54,689
		Series - 2006 AA (Class A)
500,000		Renaissance Home Equity Loan Trust	5.590	11/25/36	Baa3	319,985
		Series - 2006 3 (Class AF3)
4,000,000		Residential Funding Mortgage Securities II, Inc	5.790	02/25/36	Aa3	2,263,864
		Series - 2006 HI2 (Class A3)
2,000,000		Residential Funding Mortgage Securities II, Inc	5.950	02/25/36	Aa1	1,769,127
		Series - 2006 HI3 (Class A2)
1,300,000		Residential Funding Mortgage Securities II, Inc	5.960	02/25/36	Aa3	770,901
		Series - 2006 HI3 (Class A3)
500,000		Residential Funding Mortgage Securities II, Inc	6.060	02/25/36	Aa2	141,562
		Series - 2006 HI1 (Class M2)
828,562		Saxon Asset Securities Trust	6.120	11/25/30	Aaa	724,135
		Series - 2002 2 (Class AF6)
659,618	g	Sierra Receivables Funding Co	5.840	05/20/18	Baa3	536,019
		Series - 2006 1A (Class A1)
		TOTAL ASSET BACKED				12,751,966

OTHER MORTGAGE BACKED - 1.52%
245,200		Banc of America Mortgage Securities, Inc	6.000	05/25/36	Ba3	224,986
		Series - 2006 1 (Class A8)
369,786	i	Citigroup Commercial Mortgage Trust	5.620	12/10/49	Aaa	363,541
		Series - 2007 C6 (Class A1)
300,000	g,i	Credit Suisse Mortgage Capital Certificates	0.740	04/15/22	Aaa	230,094
		Series - 2007 TF2A (Class A1)
33,534	g,i	Credit Suisse Mortgage Capital Certificates	0.660	10/15/21	Aaa	26,842
		Series - 2006 TF2A (Class A1)
299,392		First Horizon Asset Securities, Inc	5.500	11/25/33	NR	298,087
		Series - 2003 9 (Class 1A4)
883,275	g,i	JP Morgan Chase Commercial Mortgage Securities Corp	0.930	07/15/19	Aaa	634,972
		Series - 2007 FL1A (Class A1)
350,000	i	JP Morgan Chase Commercial Mortgage Securities Corp	5.860	04/15/45	Aaa	311,400
		Series - 2006 LDP7 (Class A2)
207,377	g,i	Lehman Brothers Floating Rate Commercial Mortgage Trust	0.640	09/15/21	Aaa	153,462
		Series - 2006 LLFA (Class A1)
1,045,765		Morgan Stanley Capital I	4.810	01/14/42	Aaa	1,037,598
		Series - 2005 HQ5 (Class A2)
300,000	g,i	Wachovia Bank Commercial Mortgage Trust	0.680	09/15/21	A1	126,248
		Series - 2006 WL7A (Class A2)
350,000		Wachovia Bank Commercial Mortgage Trust	5.420	04/15/47	Aaa	276,120
		Series - 2007 C31 (Class A2)
		TOTAL OTHER MORTGAGE BACKED				3,683,350

		TOTAL STRUCTURED ASSETS				16,435,316
		(Cost $25,810,994)

SHARES		COMPANY

PREFERRED STOCKS - 0.02%

NONDEPOSITORY INSTITUTIONS - 0.02%
15,738		Federal Home Loan Mortgage Corp (FHLMC)	8.380	12/30/49	Ca	7,239
55,841		Federal National Mortgage Association (FNMA)	8.250	12/30/49	Ca	39,648
		TOTAL NONDEPOSITORY INSTITUTIONS				46,887

TIAA-CREF FUNDS - Short-Term Bond Fund

		VALUE
	TOTAL PREFERRED STOCKS	$46,887
	(Cost $1,789,475)

	TOTAL INVESTMENTS - 98.51%	238,843,165
	(Cost $245,682,916)

	OTHER ASSETS AND LIABILITIES,NET - 1.49%	3,603,867

	NET ASSETS - 100.00%	$242,447,032

	The following abbreviations are used in portfolio descriptions:
	LLC - Limited Liability Corporation
	LP - Limited Partnership
	NR - Not Rated by Moody's
	plc - Public Limited Company

†	As provided by Moody's Investors Services.
b	In bankruptcy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933
	and may be resold in transactions exempt from registration to qualified institutional buyers.
	At March 31, 2009 the value of these securities amounted to 14,714,584 or 6.07% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.
m	Indicates a security that has been deemed illiquid.
n	In default.

TIAA-CREF FUNDS - High-Yield Fund

TIAA-CREF FUNDS
HIGH-YIELD FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

BANK LOAN OBLIGATIONS - 2.91%

ELECTRIC, GAS, AND SANITARY SERVICES - 0.45%
$ 2,172,500	i	Texas Competitive Electric Holdings Co LLC	10.010%	10/10/14	B1	$1,428,419
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,428,419

HEALTH SERVICES - 1.21%
121,333	i	CHS/Community Health Systems, Inc	3.530	07/25/14	Ba3	104,633
2,378,363	i	CHS/Community Health Systems, Inc	3.530	07/25/14	Ba3	2,051,005
1,941,138	i	HCA, Inc	3.530	11/18/13	Ba3	1,642,960
		TOTAL HEALTH SERVICES				3,798,598

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.28%
993,879	i	WMG Acquisition Corp	1.280	02/28/11	Ba3	869,147
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				869,147

SECURITY AND COMMODITY BROKERS - 0.51%
2,984,925	i	Nuveen Investments, Inc	5.220	11/13/14	B1	1,607,591
		TOTAL SECURITY AND COMMODITY BROKERS				1,607,591

TRANSPORTATION EQUIPMENT - 0.46%
3,000,000	i	Ford Motor Co	4.030	12/16/13	Ca	1,436,670
		TOTAL TRANSPORTATION EQUIPMENT				1,436,670

		TOTAL BANK LOAN OBLIGATIONS				9,140,425
		(Cost $9,053,272)

CORPORATE BONDS - 93.79%

AMUSEMENT AND RECREATION SERVICES - 1.70%
2,100,000	g	Buffalo Thunder Development Authority	9.380	12/15/14	Caa3	126,000
2,014,000		Harrahs Operating Co, Inc	10.750	02/01/16	Ca	382,660
462,000	g	Harrahs Operating Co, Inc	10.000	12/15/18	NR	138,600
2,175,000	g	Pokagon Gaming Authority	10.380	06/15/14	B2	1,805,250
1,500,000	g	Seminole Indian Tribe of Florida	7.800	10/01/20	Ba1	1,170,810
1,750,000		Speedway Motorsports, Inc	6.750	06/01/13	Ba2	1,465,625
1,000,000		Station Casinos, Inc	6.000	04/01/12	Ca	250,000
		TOTAL AMUSEMENT AND RECREATION SERVICES				5,338,945

APPAREL AND ACCESSORY STORES - 0.07%
1,348,000		Broder Brothers Co	11.250	10/15/10	Ca	208,940
		TOTAL APPAREL AND ACCESSORY STORES				208,940

AUTO REPAIR, SERVICES AND PARKING - 0.97%
3,150,000		Hertz Corp	8.880	01/01/14	B1	1,909,688
2,646,000		Hertz Corp	10.500	01/01/16	B2	1,151,010
		TOTAL AUTO REPAIR, SERVICES AND PARKING				3,060,698

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
AUTOMOTIVE DEALERS AND SERVICE STATIONS - 1.35%
$ 2,755,000		Asbury Automotive Group, Inc	8.000%	03/15/14	Caa1	$1,336,175
2,723,000		Autonation, Inc	7.000	04/15/14	Ba2	2,409,855
1,690,000		Sonic Automotive, Inc	8.630	08/15/13	B3	498,550
		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS				4,244,580

BUSINESS SERVICES - 6.62%
2,894,000		Ceridian Corp	11.250	11/15/15	Caa2	1,215,480
990,000	o	Ceridian Corp	12.250	11/15/15	NR	376,200
1,150,000		Interpublic Group of Cos, Inc	5.400	11/15/09	Ba3	1,127,000
1,250,000	i	Interpublic Group of Cos, Inc	3.230	11/15/10	Ba3	1,043,750
2,000,000		Interpublic Group of Cos, Inc	6.250	11/15/14	Ba3	1,260,000
3,000,000		Lamar Media Corp	7.250	01/01/13	B2	2,583,750
4,250,000	g	Lamar Media Corp	9.750	04/01/14	Ba3	4,138,438
852,000		Lamar Media Corp	6.630	08/15/15	B2	613,440
625,000		Lamar Media Corp	6.630	08/15/15	B2	450,000
3,000,000	j	Nielsen Finance LLC	0.000	08/01/16	Caa1	1,245,000
1,259,000	g	Open Solutions, Inc	9.750	02/01/15	Caa2	190,424
4,250,000		Sungard Data Systems, Inc	9.130	08/15/13	Caa1	3,697,500
1,490,000		Sungard Data Systems, Inc	10.250	08/15/15	Caa1	1,043,000
875,000	g	SunGard Data Systems, Inc	10.630	05/15/15	Caa1	765,625
750,000		United Rentals North America, Inc	6.500	02/15/12	B2	600,000
852,000		United Rentals North America, Inc	7.750	11/15/13	Caa1	464,340
		TOTAL BUSINESS SERVICES				20,813,947

CHEMICALS AND ALLIED PRODUCTS - 1.51%
3,350,000	j	Koppers Holdings, Inc (Step Bond 0.000% until 11/15/09,
		9.875% until 11/15/14)		11/15/14	B2	2,730,250
3,100,000		Momentive Performance Materials, Inc	9.750	12/01/14	Caa2	914,500
1,600,000		Momentive Performance Materials, Inc	11.500	12/01/16	Caa3	300,000
1,933,000	g	Reichhold Industries, Inc	9.000	08/15/14	B3	811,860
		TOTAL CHEMICALS AND ALLIED PRODUCTS				4,756,610

COAL MINING - 3.27%
3,050,000		Arch Western Finance LLC	6.750	07/01/13	B1	2,790,750
3,225,000		Consol Energy, Inc	7.880	03/01/12	Ba1	3,208,875
7,676,000	g	Griffin Coal Mining Co Pty Ltd	9.500	12/01/16	B3	2,705,790
1,625,000		Peabody Energy Corp	6.880	03/15/13	Ba1	1,584,375
		TOTAL COAL MINING				10,289,790

COMMUNICATIONS - 14.97%
4,402,000		Allbritton Communications Co	7.750	12/15/12	Caa1	1,628,740
250,000		Citizens Communications Co	9.250	05/15/11	Ba2	253,750
1,530,000		Citizens Communications Co	7.130	03/15/19	Ba2	1,201,050
1,950,000		Citizens Communications Co	9.000	08/15/31	Ba2	1,338,188
1,730,000		Crown Castle International Corp	9.000	01/15/15	B1	1,734,325
2,350,000	g	CSC Holdings, Inc	8.500	04/15/14	B1	2,314,750
2,600,000	g	CSC Holdings, Inc	8.630	02/15/19	B1	2,502,500
1,000,000		DirecTV Holdings LLC	8.380	03/15/13	Ba3	1,011,250
1,860,000		DirecTV Holdings LLC	7.630	05/15/16	Ba3	1,822,800
1,700,000		Echostar DBS Corp	6.380	10/01/11	Ba3	1,640,500
2,000,000		Echostar DBS Corp	6.630	10/01/14	Ba3	1,790,000
3,000,000		Intelsat Jackson Holdings Ltd	11.250	06/15/16	Caa2	2,910,000

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 2,250,000	g	Intelsat Subsidiary Holding Co Ltd	8.880%	01/15/15	B3	$2,086,875
2,750,000		MetroPCS Wireless, Inc	9.250	11/01/14	B3	2,667,500
1,000,000	g	MetroPCS Wireless, Inc	9.250	11/01/14	B3	965,000
4,830,000		Qwest Communications International, Inc	7.250	02/15/11	Ba3	4,660,950
2,720,000		Qwest Corp	8.880	03/15/12	Ba1	2,686,000
9,335,000		Sprint Capital Corp	7.630	01/30/11	Ba2	8,634,874
1,370,000		Time Warner Cable, Inc	8.250	04/01/19	Baa2	1,407,842
1,250,000		Videotron Ltee	6.880	01/15/14	Ba2	1,181,250
2,650,000		Windstream Corp	8.130	08/01/13	Ba3	2,610,250
		TOTAL COMMUNICATIONS				47,048,394

DEPOSITORY INSTITUTIONS - 1.66%
2,600,000	i	JPMorgan Chase & Co	7.900	01/00/00	A2	1,703,000
3,869,000		National City Corp	4.000	02/01/11	A1	3,525,625
		TOTAL DEPOSITORY INSTITUTIONS				5,228,625

ELECTRIC, GAS, AND SANITARY SERVICES - 13.58%
2,000,000	g	AES Corp	8.750	05/15/13	Ba3	1,970,000
1,500,000		AES Corp	8.000	10/15/17	B1	1,286,250
3,200,000		Allied Waste North America, Inc	7.880	04/15/13	Baa3	3,184,000
825,000		Atmos Energy Corp	8.500	03/15/19	Baa3	842,339
3,006,000		Dynegy Holdings, Inc	8.750	02/15/12	B2	2,615,220
875,000		Dynegy Holdings, Inc	7.630	10/15/26	B2	376,250
1,275,000		Edison Mission Energy	7.500	06/15/13	B1	1,007,250
4,275,000	g	El Paso Corp	7.750	07/15/11	Ba3	4,097,870
2,595,000		El Paso Corp	12.000	12/12/13	Ba3	2,731,238
1,750,000		El Paso Corp	8.250	02/15/16	Ba3	1,636,250
2,375,000		Energy Future Holdings Corp	10.880	11/01/17	Caa1	1,531,875
2,750,000	g	Intergen NV	9.000	06/30/17	Ba3	2,488,750
2,000,000	g	Ipalco Enterprises, Inc	7.250	04/01/16	Ba1	1,770,000
1,669,600		Midwest Generation LLC	8.560	01/02/16	Baa3	1,548,554
2,315,000		Mirant North America LLC	7.380	12/31/13	B1	2,095,075
1,500,000		NiSource Finance Corp	10.750	03/15/16	Baa3	1,518,524
3,500,000		NRG Energy, Inc	7.250	02/01/14	B1	3,290,000
1,620,000		NRG Energy, Inc	7.380	02/01/16	B1	1,506,600
2,100,000		Reliant Energy, Inc	7.630	06/15/14	B1	1,701,000
3,725,000		Sabine Pass LNG LP	7.250	11/30/13	B2	2,626,125
1,526,000		Sabine Pass LNG LP	7.500	11/30/16	B2	1,022,420
1,500,000		Sierra Pacific Resources	8.630	03/15/14	Ba3	1,413,756
430,000	g	Tennessee Gas Pipeline Co	8.000	02/01/16	Baa3	430,000
		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				42,689,346

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.90%
3,352,000		Freescale Semiconductor, Inc	8.880	12/15/14	Caa2	703,920
1,750,000		L-3 Communications Corp	7.630	06/15/12	Ba3	1,756,563
1,000,000	j	WMG Holdings Corp	0.000	12/15/14	B3	360,000
		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				2,820,483

FABRICATED METAL PRODUCTS - 0.85%
1,250,000		Ball Corp	6.880	12/15/12	Ba1	1,262,500
1,400,000		Crown Americas LLC	7.630	11/15/13	B1	1,405,250
		TOTAL FABRICATED METAL PRODUCTS				2,667,750

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
FOOD AND KINDRED PRODUCTS - 2.14%
$ 4,500,000	g	Bacardi Ltd	8.200%	04/01/19	Baa1	$4,504,202
1,140,000		Constellation Brands, Inc	8.380	12/15/14	Ba3	1,145,700
1,750,000		Smithfield Foods, Inc	7.750	07/01/17	B3	1,085,000
		TOTAL FOOD AND KINDRED PRODUCTS				6,734,902

FOOD STORES - 1.42%
4,108,000		Stater Brothers Holdings	8.130	06/15/12	B2	4,046,380
426,000		Stater Brothers Holdings	7.750	04/15/15	B2	408,960
		TOTAL FOOD STORES				4,455,340

FURNITURE AND FIXTURES - 0.16%
500,000		Newell Rubbermaid, Inc	10.600	04/15/19	Baa3	504,736
		TOTAL FURNITURE AND FIXTURES				504,736

FURNITURE AND HOME FURNISHINGS STORES - 0.45%
1,400,000		GSC Holdings Corp	8.000	10/01/12	Ba1	1,414,000
		TOTAL FURNITURE AND HOME FURNISHINGS STORES				1,414,000

GENERAL BUILDING CONTRACTORS - 1.62%
1,750,000		Centex Corp	5.800	09/15/09	Ba3	1,723,750
875,000		Centex Corp	4.550	11/01/10	Ba3	796,250
1,750,000		DR Horton, Inc	4.880	01/15/10	Ba3	1,701,875
875,000		Toll Corp	8.250	02/01/11	Ba2	857,500
		TOTAL GENERAL BUILDING CONTRACTORS				5,079,375

HEALTH SERVICES - 3.59%
3,000,000		CHS/Community Health Systems, Inc	8.880	07/15/15	B3	2,835,000
1,850,000		DaVita, Inc	7.250	03/15/15	B2	1,778,313
2,350,000	g	Fresenius US Finance II, Inc	9.000	07/15/15	Ba1	2,444,000
3,860,000		HCA, Inc	9.130	11/15/14	B2	3,628,399
150,000	g	HCA, Inc	9.880	02/15/17	B2	141,750
900,000		HCA, Inc	7.500	11/06/33	Caa1	450,000
		TOTAL HEALTH SERVICES				11,277,462

HOLDING AND OTHER INVESTMENT OFFICES - 1.77%
1,750,000		Simon Property Group LP	10.350	04/01/19	A3	1,700,788
3,974,000		Susser Holdings LLC	10.630	12/15/13	B3	3,854,780
		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				5,555,568

HOTELS AND OTHER LODGING PLACES - 1.05%
875,000		Mandalay Resort Group	6.500	07/31/09	Caa2	564,375
2,050,000		MGM Mirage	8.500	09/15/10	Caa2	840,500
1,700,000		MGM Mirage	8.380	02/01/11	Ca	178,500
3,250,000		MGM Mirage	6.750	09/01/12	Caa2	1,137,500
1,100,000	g,i	Seminole Hard Rock Entertainment, Inc	3.820	03/15/14	B1	572,000
		TOTAL HOTELS AND OTHER LODGING PLACES				3,292,875

INDUSTRIAL MACHINERY AND EQUIPMENT - 2.56%
875,000		Ingersoll-Rand Global Holding Co Ltd	9.500	04/15/14	Baa1	875,000
4,458,000		Scientific Games Corp	6.250	12/15/12	Ba3	3,900,750
860,000	g	Scientific Games Corp	7.880	06/15/16	Ba3	743,900

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 2,775,000		Scientific Games Corp	0.750%	12/01/24	NR	$2,532,188
		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT				8,051,838

INSTRUMENTS AND RELATED PRODUCTS - 0.30%
1,083,000		Biomet, Inc	11.630	10/15/17	Caa1	955,748
		TOTAL INSTRUMENTS AND RELATED PRODUCTS				955,748

LEGAL SERVICES - 0.19%
607,000		FTI Consulting, Inc	7.750	10/01/16	Ba2	605,483
		TOTAL LEGAL SERVICES				605,483

METAL MINING - 1.80%
1,000,000	i	Freeport-McMoRan Copper & Gold, Inc	5.000	04/01/15	Ba2	822,500
3,400,000		Freeport-McMoRan Copper & Gold, Inc	8.250	04/01/15	Ba2	3,255,500
1,705,000		Freeport-McMoRan Copper & Gold, Inc	8.380	04/01/17	Ba2	1,594,175
		TOTAL METAL MINING				5,672,175

MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.01%
4,600,000		WMG Acquisition Corp	7.380	04/15/14	B3	3,162,500
		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				3,162,500

MISCELLANEOUS RETAIL - 0.37%
1,100,000		Staples, Inc	9.750	01/15/14	Baa2	1,151,546
		TOTAL MISCELLANEOUS RETAIL				1,151,546

NONDEPOSITORY INSTITUTIONS - 3.69%
1,475,000		Ford Motor Credit Co	5.700	01/15/10	Caa1	1,263,427
2,500,000		Ford Motor Credit Co	9.750	09/15/10	Caa1	2,056,615
3,466,000		Ford Motor Credit Co	9.880	08/10/11	Caa1	2,623,664
1,500,000		Ford Motor Credit Co	7.000	10/01/13	Caa1	1,002,993
2,750,000		Ford Motor Credit Co	8.000	12/15/16	Caa1	1,807,385
455,000		Ford Motor Credit Co LLC	7.380	10/28/09	Caa1	408,067
875,000		Ford Motor Credit Co LLC	12.000	05/15/15	Caa1	663,086
1,800,000		Lender Processing Services, Inc	8.130	07/01/16	Ba2	1,786,500
		TOTAL NONDEPOSITORY INSTITUTIONS				11,611,737

OIL AND GAS EXTRACTION - 7.04%
4,550,000	g	Atlas Energy Resources LLC	10.750	02/01/18	B3	3,321,500
1,265,000		Chesapeake Energy Corp	7.630	07/15/13	Ba3	1,163,800
1,000,000		Chesapeake Energy Corp	7.500	09/15/13	Ba3	915,000
250,000		Chesapeake Energy Corp	9.500	02/15/15	Ba3	243,125
6,125,000		Chesapeake Energy Corp	6.880	11/15/20	Ba3	4,792,812
2,276,000		Cimarex Energy Co	7.130	05/01/17	Ba3	1,832,180
1,875,000		Complete Production Services, Inc	8.000	12/15/16	B1	1,190,625
2,410,000		Denbury Resources, Inc	7.500	04/01/13	B1	2,181,050
675,000		Encore Acquisition Co	7.250	12/01/17	B1	498,656
1,720,000		Key Energy Services, Inc	8.380	12/01/14	B1	1,083,600
1,375,000		Plains Exploration & Production Co	7.000	03/15/17	B1	1,093,125
1,233,000		Range Resources Corp	7.500	05/15/16	Ba3	1,137,443
1,750,000		Range Resources Corp	7.500	10/01/17	Ba3	1,592,500
250,000		Range Resources Corp	7.250	05/01/18	Ba3	223,750
900,000	g	Southwestern Energy Co	7.500	02/01/18	Ba2	868,500
		TOTAL OIL AND GAS EXTRACTION				22,137,666

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PAPER AND ALLIED PRODUCTS - 2.53%
$ 2,985,000		Cenveo Corp	7.880%	12/01/13	B3	$1,552,200
1,100,000	g	Cenveo Corp	10.500	08/15/16	B2	617,375
1,846,000		Domtar Corp	7.880	10/15/11	Ba3	1,495,260
1,680,000	g	Georgia-Pacific LLC	7.000	01/15/15	Ba3	1,570,800
1,822,000		Graphic Packaging International, Inc	8.500	08/15/11	B3	1,576,030
1,260,000		Greif, Inc	6.750	02/01/17	Ba2	1,143,450
		TOTAL PAPER AND ALLIED PRODUCTS				7,955,115

PERSONAL SERVICES - 0.70%
2,400,000		Mac-Gray Corp	7.630	08/15/15	B3	2,217,000
		TOTAL PERSONAL SERVICES				2,217,000

PETROLEUM AND COAL PRODUCTS - 1.81%
1,750,000		Frontier Oil Corp	6.630	10/01/11	Ba3	1,706,250
2,500,000		Frontier Oil Corp	8.500	09/15/16	Ba3	2,462,500
2,000,000		Tesoro Corp	6.500	06/01/17	Ba1	1,510,000
		TOTAL PETROLEUM AND COAL PRODUCTS				5,678,750

PRIMARY METAL INDUSTRIES - 1.58%
2,710,000		General Cable Corp	1.000	10/15/12	B1	1,920,713
1,000,000		Steel Dynamics, Inc	7.380	11/01/12	Ba2	780,000
640,000		Steel Dynamics, Inc	6.750	04/01/15	Ba2	433,600
450,000	g	Steel Dynamics, Inc	7.750	04/15/16	Ba2	308,250
2,000,000	g	Texas Industries, Inc	7.250	07/15/13	B2	1,510,000
		TOTAL PRIMARY METAL INDUSTRIES				4,952,563

PRINTING AND PUBLISHING - 0.15%
640,000	g	American Achievement Corp	8.250	04/01/12	NR	464,000
		TOTAL PRINTING AND PUBLISHING				464,000

SECURITY AND COMMODITY BROKERS - 0.39%
4,405,000	g	Nuveen Investments, Inc	10.500	11/15/15	Caa1	1,233,400
		TOTAL SECURITY AND COMMODITY BROKERS				1,233,400

SOCIAL SERVICES - 0.71%
2,780,000	g	Knowledge Learning Corp, Inc	7.750	02/01/15	B2	2,237,900
		TOTAL SOCIAL SERVICES				2,237,900

STONE, CLAY, AND GLASS PRODUCTS - 0.27%
840,000		Owens Brockway Glass Container, Inc	8.250	05/15/13	Ba3	844,200
		TOTAL STONE, CLAY, AND GLASS PRODUCTS				844,200

TRANSPORTATION BY AIR - 0.78%
3,278,000		Bristow Group, Inc	7.500	09/15/17	Ba2	2,458,500
		TOTAL TRANSPORTATION BY AIR				2,458,500

TRANSPORTATION EQUIPMENT - 2.34%
500,000	g	Allison Transmission	11.000	11/01/15	Caa2	237,500
1,250,000		American Railcar Industries, Inc	7.500	03/01/14	B1	868,750
2,452,000	g	Bombardier, Inc	6.750	05/01/12	Ba2	1,949,339
1,109,000	g	Bombardier, Inc	8.000	11/15/14	Ba2	812,343
650,000		General Motors Corp	7.700	04/15/16	Caa1	78,000

TIAA-CREF FUNDS - High-Yield Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
$ 1,420,000		General Motors Corp	8.380%	07/15/33	Caa1	$170,400
2,625,000		Hawker Beechcraft Acquisition Co LLC	8.500	04/01/15	Caa1	669,375
1,061,000		Hawker Beechcraft Acquisition Co LLC	9.750	04/01/17	Caa2	180,370
966,000		Trinity Industries, Inc	6.500	03/15/14	Baa3	782,460
3,816,000	g	TRW Automotive, Inc	7.000	03/15/14	Caa2	1,602,720
		TOTAL TRANSPORTATION EQUIPMENT				7,351,257

WATER TRANSPORTATION - 0.95%
4,021,000		Gulfmark Offshore, Inc	7.750	07/15/14	B1	2,975,540
		TOTAL WATER TRANSPORTATION				2,975,540

WHOLESALE TRADE-DURABLE GOODS - 2.72%
6,750,000	g	Ace Hardware Corp	9.130	06/01/16	Ba2	5,535,000
1,270,000		Interline Brands, Inc	8.130	06/15/14	B3	1,136,650
1,000,000		Russel Metals, Inc	6.380	03/01/14	Ba2	805,000
1,900,000		Ryerson, Inc	12.250	11/01/15	NR	1,078,250
		TOTAL WHOLESALE TRADE-DURABLE GOODS				8,554,900

WHOLESALE TRADE-NONDURABLE GOODS - 2.25%
620,000	g	Airgas, Inc	7.130	10/01/18	Ba2	595,200
1,500,000		AmeriGas Partners LP	7.130	05/20/16	Ba3	1,410,000
850,000		Inergy LP	6.880	12/15/14	B1	786,250
2,750,000		Inergy LP	8.250	03/01/16	B1	2,612,500
1,700,000		Supervalu, Inc	7.500	11/15/14	Ba3	1,659,625
		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				7,063,575

		TOTAL CORPORATE BONDS				294,817,759
		(Cost $358,191,095)

SHORT-TERM INVESTMENTS - 1.25%

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.25%
3,925,000		Federal Home Loan Mortgage Corp (FHLMC)		04/02/09		3,924,896
						3,924,896
		TOTAL SHORT-TERM INVESTMENTS				3,924,896
		(Cost $3,924,896)

		TOTAL INVESTMENTS - 97.95%				307,883,080
		(Cost $371,169,263)

		OTHER ASSETS AND LIABILITIES, NET - 2.05%				6,433,296

		NET ASSETS - 100.00%				$314,316,376

TIAA-CREF FUNDS - High-Yield Fund

The following abbreviations are used in portfolio description:
LLC - Limited Liability Company
LP - Limited Partnership
NR - Not Rated

†	As provided by Moody's Investors Services
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.
At March 31, 2009 the value of these securities amounted to 61,748,221 or 19.65% of net assets.
i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.
j	Zero coupon
o	Payment in Kind Bond

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

TIAA-CREF FUNDS
TAX-EXEMPT BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009
				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE

LONG-TERM MUNICIPAL BONDS - 99.28%

ALABAMA - 1.78%
$ 250,000		City of Birmingham AL	5.130%	01/01/17	A2	$251,330
150,000		City of Birmingham AL, GO	5.000	12/01/16	Aa3	169,188
2,420,000		Courtland Industrial Development Board	5.000	11/01/13	Baa3	2,087,613
1,785,000		Southeast Alabama Gas District	5.000	06/01/18	A3	1,831,713
		TOTAL ALABAMA				4,339,844

ALASKA - 1.30%
1,410,000		Alaska Railroad Corp	5.250	08/01/16	A1	1,509,814
1,445,000		North Slope Boro AK	5.500	06/30/18	A2	1,676,388
		TOTAL ALASKA				3,186,202

ARIZONA - 1.48%
980,000		Arizona Health Facilities Authority, ETM	5.630	12/01/15	Baa1	1,100,795
1,000,000		Arizona School Facilities Board	5.750	09/01/18	A1	1,101,450
1,260,000		Tucson AZ, COP	5.250	07/01/14	A1	1,401,951
		TOTAL ARIZONA				3,604,196

ARKANSAS - 1.93%
1,185,000		Arkansas Development Finance Authority	5.000	11/01/14	Aa3	1,350,236
1,600,000		Arkansas Development Finance Authority	5.500	12/01/18	NR	1,877,520
550,000		Fayetteville AR	5.000	11/01/16	Aa3	617,315
765,000		North Little Rock AR	6.500	07/01/15	Baa1	872,391
		TOTAL ARKANSAS				4,717,462

CALIFORNIA - 3.28%
1,000,000	i	California Pollution Control Financing Authority, AMT	5.130	11/01/23	NR	765,070
125,000		City of San Bernardino CA, ETM	7.500	05/01/23	Aaa	160,868
20,000		Delta Counties Home Mortgage Finance Authority, AMT	6.700	06/01/24	Baa1	20,007
1,900,000		Los Angeles Unified School District, COP	5.000	10/01/17	A2	1,940,869
440,000		Metropolitan Water District of Southern California	5.750	07/01/21	Aa2	523,556
1,370,000		Palmdale Elementary School District	5.300	08/01/14	Aa3	1,492,670
535,000		Sacramento City Financing Authority	5.400	11/01/20	Baa1	549,953
575,000		State of California	5.000	03/01/18	A2	589,944
1,380,000		State of California, GO	5.000	03/01/17	A2	1,434,758
550,000		Vallejo Sanitation & Flood Control District, COP	5.000	07/01/19	WR	537,389
		TOTAL CALIFORNIA				8,015,084

COLORADO - 0.04%
120,000		Vista Ridge Metropolitan District, GO	4.130	12/01/16	A3	92,920
		TOTAL COLORADO				92,920

CONNECTICUT - 0.45%
905,000		Connecticut Municipal Electric Energy Cooperative, ETM	7.000	01/01/15	Aaa	1,111,340
		TOTAL CONNECTICUT				1,111,340

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
DISTRICT OF COLUMBIA - 1.17%
$ 625,000	District of Columbia, COP	5.250%	01/01/14	A2	$666,481
2,000,000	District of Columbia, GO	5.000	06/01/16	A1	2,199,120
	TOTAL DISTRICT OF COLUMBIA				2,865,601

FLORIDA - 8.33%
1,500,000	Broward County School Board, COP	5.250	07/01/15	Aa3	1,601,760
1,485,000	Broward County School Board, COP	5.250	07/01/16	A1	1,585,252
450,000	Charlotte County FL	5.000	10/01/14	Aa3	485,573
452,000	City of Lakeland FL, ETM	5.750	10/01/19	WR	508,758
1,090,000	County of Brevard FL, GO	5.000	07/01/16	Baa1	1,176,393
1,000,000	County of Broward FL	5.000	01/01/21	Aa1	1,078,320
1,000,000	County of Miami-Dade FL	5.000	07/01/17	Aa3	1,079,050
1,600,000	First Governmental Financing Commission	5.500	07/01/15	A1	1,758,240
2,200,000	Florida Department of Transportation	5.000	07/01/18	Aa2	2,421,056
2,615,000	Florida State Board of Education	5.000	07/01/18	A2	2,742,226
1,000,000	Florida State Department of Management Services	5.000	08/01/18	Aa2	1,027,710
220,000	Jacksonville Florida Electric Authority	6.800	07/01/12	Aaa	239,483
2,000,000	Lake County School Board, COP	5.250	06/01/17	Baa1	2,123,840
1,275,000	Lake County School Board, COP	5.250	06/01/18	Baa1	1,349,014
100,000	Orange County Health Facilities Authority, ETM	5.700	10/01/12	Aaa	114,541
1,000,000	State of Flordia, GO	5.250	07/01/21	Aa1	1,058,390
	TOTAL FLORIDA				20,349,606

GEORGIA - 2.14%
10,000	Cherokee County Water & Sewer Authority	5.500	08/01/18	Baa1	11,361
345,000	City of Atlanta GA	5.500	11/01/10	Baa1	358,794
300,000	City of Atlanta GA	5.500	11/01/13	Baa1	324,771
2,130,000	City of Atlanta GA	5.500	11/01/14	Baa1	2,297,077
215,000	City of Atlanta GA	5.500	11/01/17	Baa1	228,579
125,000	City of Atlanta GA	5.500	11/01/22	Baa1	129,683
475,000	Metropolitan Atlanta Rapid Transit Authority	7.000	07/01/11	WR	511,067
695,000	Metropolitan Atlanta Rapid Transit Authority	6.250	07/01/18	A2	799,855
480,000	Municipal Electric Authority of Georgia	6.500	01/01/17	A1	570,451
	TOTAL GEORGIA				5,231,638

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
ILLINOIS - 5.63%
$ 1,055,000		Chicago Board of Education	6.000%	01/01/20	A1	$1,215,455
1,920,000		Chicago Board of Education, GO	5.000	12/01/17	A1	2,091,552
270,000		Chicago Metropolitan Water Reclamation District-Greater
		Chicago, ETM	7.000	01/01/11	Aaa	289,421
1,300,000		Chicago O'Hare International Airport	5.000	01/01/16	Aa3	1,388,777
1,000,000		Chicago Public Building Commission Building	5.000	03/01/15	A2	1,077,230
2,500,000		Chicago Transit Authority	5.500	06/01/18	A2	2,732,949
1,000,000		City of Chicago IL	5.500	01/01/17	Aaa	1,139,680
400,000		City of Chicago IL, GO	5.000	12/01/15	Aa3	444,388
470,000		Cook County Community Consolidated School District No 64,
		GO	5.500	12/01/14	Aa3	532,830
1,000,000		Cook-Kane Lake & Mchenry Counties Community College
		District No 512	5.000	12/01/18	Aaa	1,128,140
675,000	i	Illinois Finance Authority	5.500	03/01/14	Ba1	614,905
735,000		Illinois Municipal Electric Agency	5.250	02/01/17	A1	807,581
175,000		Kendall-Grundy Etc Counties High School District No 18	5.000	10/01/14	Aa3	193,729
100,000		Madison-Bond Etc Counties Community Unit School District
		No 5, GO	5.000	02/01/19	WR	88,129
		TOTAL ILLINOIS				13,744,766

INDIANA - 7.82%
2,500,000		Avon Community School Building Corp	5.000	07/15/17	Baa1	2,683,776
1,285,000		Center Grove School Building Corp	5.000	07/15/14	WR	1,446,409
770,000		Franklin Community Multi-School Building Corp	5.000	07/15/22	WR	811,287
1,000,000		Griffith Multi-School Building Corp	5.000	07/15/15	Aa3	1,138,880
1,520,000		Hammond Multi-School Building Corp	5.000	07/15/17	WR	1,717,630
2,120,000		Indiana Bond Bank	5.250	04/01/19	Baa1	2,340,226
600,000		Indiana State Finance Authority Revenue	5.000	02/01/15	Aaa	678,774
905,000		Indiana Toll Road Commission, ETM	9.000	01/01/15	Aaa	1,126,806
1,065,000		Indiana Transportation Finance Authority	5.500	12/01/14	Aa2	1,219,329
1,240,000		Indianapolis Local Public Improvement Bond Bank	5.000	07/01/16	A1	1,352,245
800,000		Lawrence Township School Building Corp	5.000	07/10/19	Aa3	851,520
515,000		New Albany Floyd County School Building Corp	5.000	07/15/15	Aa3	586,523
1,615,000		South Bend Community School Building Corp	5.000	01/15/16	WR	1,803,438
1,225,000		South Bend Redevelopment Authority	5.750	08/15/18	A1	1,338,680
		TOTAL INDIANA				19,095,523

KENTUCKY - 0.30%
680,000		Kentucky Turnpike Authority, ETM	6.000	07/01/11	Aaa	724,037
		TOTAL KENTUCKY				724,037

LOUISIANA - 1.98%
1,950,000		City of New Orleans LA, GO	5.500	12/01/21	Baa3	1,866,111
3,020,000		Desoto Parish LA	5.000	10/01/12	Baa3	2,692,994
235,000		St Tammany Parish LA	5.000	04/01/18	WR	265,287
		TOTAL LOUISIANA				4,824,392

MASSACHUSETTS - 0.12%
275,000		Massachusetts Housing Finance Agency	4.700	12/01/16	Aa3	281,859
		TOTAL MASSACHUSETTS				281,859

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
MICHIGAN - 6.21%
$ 1,405,000		Caledonia Community Schools, GO	5.000%	05/01/15	Aa3	$1,593,411
2,030,000		Detroit City School District	6.000	05/01/21	Aa3	2,170,434
655,000		Detroit MI	5.000	07/01/14	Aa3	696,180
1,700,000	i	Detroit MI	5.500	07/01/32	A3	1,741,531
300,000		Forest Hills Public Schools, GO	5.000	05/01/15	Aa2	342,039
1,450,000		L'Anse Creuse Public Schools, GO	5.000	05/01/15	Aa3	1,653,189
1,130,000		Michigan Municipal Bond Authority	5.000	05/01/19	Baa1	1,172,669
900,000		Michigan State Housing Development Authority	5.000	04/01/16	NR	914,328
395,000		New Haven Community Schools, GO	5.250	05/01/16	Aa3	458,662
1,325,000		State of Michigan	5.500	11/01/16	Aa3	1,528,586
225,000		State of Michigan	5.250	05/15/18	Aa3	262,571
1,395,000		State of Michigan	5.500	11/01/18	Aa3	1,579,070
1,050,000		Wayne County Airport Authority	5.000	12/01/17	A2	1,052,121
		TOTAL MICHIGAN				15,164,791

MINNESOTA - 0.47%
1,000,000		Minnesota Public Facilities Authority	5.000	03/01/16	Aaa	1,152,950
		TOTAL MINNESOTA				1,152,950

MISSISSIPPI - 2.49%
550,000		County of Lowndes MS	6.800	04/01/22	Baa2	451,462
1,120,000		Harrison County Wasterwater Management District, ETM	5.000	02/01/15	Baa1	1,257,693
2,000,000		Mississippi Development Bank Special Obligation	5.000	07/01/17	Baa1	2,134,820
1,090,000		Mississippi Development Bank Special Obligation	5.000	11/01/17	Baa1	1,110,514
200,000		State of Mississippi, GO	5.000	12/01/13	Aa3	224,862
800,000		State of Mississippi, GO	5.000	12/01/17	Aa3	904,912
		TOTAL MISSISSIPPI				6,084,263

MISSOURI - 2.13%
1,325,000		Missouri State Board of Public Buildings	5.000	10/01/16	Aa1	1,531,488
1,200,000		Missouri State Environmental Improvement & Energy
		Resources Authority	5.500	07/01/12	Aaa	1,357,944
2,040,000		St Louis Regional Convention & Sports Complex Authority	5.250	08/15/14	Baa1	2,325,539
		TOTAL MISSOURI				5,214,971

NEBRASKA - 1.00%
1,000,000		Central Plains Energy Project	5.000	12/01/15	Ba1	828,100
1,000,000		Central Plains Energy Project	5.250	12/01/18	Ba1	790,820
560,000		Nebraska Investment Finance Authority	5.950	09/01/31	NR	555,178
275,000		Nebraska Investment Finance Authority, AMT	5.900	09/01/24	NR	275,792
		TOTAL NEBRASKA				2,449,890

NEVADA - 0.20%
500,000		County of Clark NV	5.300	10/01/11	NR	478,325
		TOTAL NEVADA				478,325

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
NEW JERSEY - 4.45%
$ 2,200,000	Garden State Preservation Trust	6.380%	11/01/15	Aa3	$2,665,035
25,000	Garden State Preservation Trust	5.130	11/01/18	Aa3	28,478
600,000	Mercer County Improvement Authority	5.800	01/01/18	Aaa	691,968
690,000	New Jersey Economic Development Authority	5.380	06/15/14	Baa2	661,455
1,000,000	New Jersey Economic Development Authority	5.000	09/01/16	A1	1,074,840
150,000	New Jersey Environmental Infrastructure Trust	5.250	09/01/21	Aaa	172,160
95,000	New Jersey State Turnpike Authority	6.500	01/01/16	A3	111,547
780,000	New Jersey State Turnpike Authority, ETM	5.700	05/01/13	Aaa	846,573
50,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	58,715
25,000	New Jersey State Turnpike Authority, ETM	6.500	01/01/16	A3	31,100
260,000	New Jersey Transportation Trust Fund Authority	5.500	12/15/15	A1	285,914
1,500,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/19	A1	1,602,494
1,000,000	New Jersey Transportation Trust Fund Authority	5.250	12/15/20	Aa3	1,077,020
1,430,000	Newark Housing Authority	5.250	01/01/24	Baa1	1,451,922
100,000	State of New Jersey, GO	5.500	07/15/16	Aa3	116,101
	TOTAL NEW JERSEY				10,875,322

NEW MEXICO - 0.79%
1,495,000	New Mexico Finance Authority	5.000	12/15/14	Aa2	1,700,009
205,000	New Mexico Mortgage Finance Authority, ETM	6.000	07/01/10	Aaa	219,102
	TOTAL NEW MEXICO				1,919,111

NEW YORK - 4.28%
35,000	Dutchess County Resource Recovery Agency, AMT	5.000	01/01/10	Baa1	35,184
310,000	East Rochester Housing Authority	4.200	08/15/17	NR	308,388
195,000	Lackawanna Housing Authority	5.000	09/01/16	NR	212,880
1,675,000	Long Island Power Authority	5.250	12/01/14	A3	1,812,651
1,150,000	New York State Dormitory Authority	5.000	07/01/15	A1	1,216,254
1,000,000	New York State Dormitory Authority	5.000	01/15/16	A1	1,100,600
1,000,000	New York State Dormitory Authority	5.000	07/01/16	Ba2	836,340
1,085,000	New York State Dormitory Authority	5.000	07/01/17	NR	1,017,155
710,000	New York State Dormitory Authority	4.150	08/15/17	NR	711,122
360,000	New York State Dormitory Authority	5.000	02/01/18	Aa2	355,180
370,000	New York State Environmental Facilities Corp	5.000	03/15/14	NR	393,632
130,000	New York State Thruway Authority	5.500	04/01/12	A1	140,209
1,000,000	New York State Urban Development Corp	5.000	03/15/18	NR	1,112,760
1,050,000	Tobacco Settlement Financing Authority	5.500	06/01/16	A1	1,075,022
135,000	Westchester county Industrial Development Agency, AMT	5.500	07/01/09	Baa3	134,965
	TOTAL NEW YORK				10,462,342

NORTH CAROLINA - 0.48%
40,000	North Carolina Municipal Power Agency No 1 Catawba	6.000	01/01/11	A2	42,936
1,055,000	Pitt County NC, ETM	5.250	12/01/21	Aaa	1,135,095
	TOTAL NORTH CAROLINA				1,178,031

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	RATING†	VALUE
OHIO - 2.82%
$ 1,000,000	Buckeye Tobacco Settlement Financing Authority	5.000%	06/01/15	Baa3	$895,420
660,000	Cincinnati City School District, GO	5.000	12/01/16	Aa3	742,031
200,000	Dayton OH	6.050	10/01/09	NR	202,036
1,000,000	Ohio State Water Development Authority	5.500	06/01/17	Aaa	1,181,330
100,000	Ohio State Water Development Authority, ETM	6.000	12/01/16	Aaa	113,574
4,000,000	State of Ohio	4.950	09/01/20	NR	3,488,080
240,000	State of Ohio, GO	5.000	05/01/17	Aa1	271,810
	TOTAL OHIO				6,894,281

OKLAHOMA - 0.07%
155,000	Grand River Dam Authority	5.500	06/01/13	A2	172,678
	TOTAL OKLAHOMA				172,678

OREGON - 0.14%
350,000	Oregon State Housing & Community Services Department	5.650	07/01/28	Aa2	342,734
	TOTAL OREGON				342,734

PENNSYLVANIA - 7.86%
570,000	Allegheny County Hospital Development Authority	5.300	07/01/26	Baa1	605,693
1,580,000	Carbon County Hospital Authority	5.400	11/15/14	Baa1	1,561,625
2,195,000	Carbon County Industrial Development Authority, AMT	6.650	05/01/10	NR	2,198,205
400,000	City of Philadelphia PA	5.000	07/01/15	Aa3	443,548
600,000	City of Philadelphia PA	5.000	08/01/16	A3	665,472
150,000	City of Philadelphia PA, ETM	7.000	05/15/20	Aaa	181,853
795,000	City of Pittsburgh PA, GO	5.000	09/01/13	Aa3	852,057
1,000,000	Commonwealth of Pennsylvania	5.000	02/15/19	Aa2	1,134,020
145,000	Commonwealth of Pennsylvania, GO	5.000	01/01/16	Aa2	164,953
2,525,000	Delaware Valley Regional Financial Authority	5.500	07/01/12	Aa2	2,758,713
285,000	Pennsylvania Economic Development Financing Authority	5.250	12/01/16	NR	213,662
1,030,000	Pennsylvania Economic Development Financing Authority,
	AMT	6.000	11/01/09	A2	1,051,723
115,000	Pennsylvania Economic Development Financing Authority,
	AMT	6.000	11/01/11	A2	113,568
1,255,000	Pennsylvania Economic Development Financing Authority,
	AMT	6.500	11/01/16	A2	1,195,149
280,000	Pennsylvania Economic Development Financing Authority,
	AMT	6.250	11/01/31	A2	207,634
290,000	Pennsylvania Economic Development Financing Authority,
	AMT	6.380	11/01/41	A2	210,656
565,000	Philadelphia Authority for Industrial Development	4.250	09/01/19	NR	430,135
2,000,000	Philadelphia School District, GO	5.000	06/01/24	Aa3	2,129,340
610,000	Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	Baa1	673,824
490,000	Pittsburgh Urban Redevelopment Authority	6.500	09/01/13	NR	560,207
1,610,000	Pittsburgh Urban Redevelopment Authority, ETM	6.000	09/01/16	Aaa	1,837,606
	TOTAL PENNSYLVANIA				19,189,643

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
PUERTO RICO - 7.71%
$ 1,200,000		Commonwealth of Puerto Rico, GO	5.250%	07/01/12	Baa3	$1,207,716
560,000		Commonwealth of Puerto Rico, GO	5.000	07/01/13	Baa3	550,676
3,015,000		Commonwealth of Puerto Rico, GO	5.250	07/01/16	Baa3	2,912,114
1,250,000		Government Development Bank for Puerto Rico	5.000	12/01/16	Baa3	1,159,875
3,300,000		Puerto Rico Highway & Transportation Authority	6.000	07/01/18	Aa3	3,289,650
2,000,000		Puerto Rico Highway & Transportation Authority	5.250	07/01/22	Aa3	2,015,040
995,000		Puerto Rico Public Buildings Authority	5.500	07/01/13	Baa3	999,766
2,670,000	i	Puerto Rico Public Buildings Authority	5.000	07/01/28	Baa3	2,614,331
5,000		Puerto Rico Public Buildings Authority, ETM	5.500	07/01/13	Baa3	5,753
3,405,000	i	Puerto Rico Public Finance Corp	5.750	08/01/27	Ba1	3,399,415
685,000	i	Puerto Rico Public Finance Corp	5.250	08/01/31	Ba1	675,068
		TOTAL PUERTO RICO				18,829,404

RHODE ISLAND - 1.10%
400,000		Providence Housing Authority	5.000	09/01/17	Aa3	430,684
315,000		Providence Housing Authority	5.000	09/01/18	Aa3	336,433
915,000		Rhode Island State & Providence Plantations, COP	5.250	10/01/14	A1	992,976
800,000		Rhode Island State & Providence Plantations, COP	5.000	10/01/16	Aa3	919,408
		TOTAL RHODE ISLAND				2,679,501

SOUTH CAROLINA - 0.70%
385,000		County of Greenville SC, COP	5.000	04/01/17	Baa1	389,508
150,000		Georgetown County SC	5.700	04/01/14	Baa3	134,687
1,120,000		Scago Educational Facilities Corp for Colleton School District	5.000	12/01/16	Aa3	1,177,366
		TOTAL SOUTH CAROLINA				1,701,561

SOUTH DAKOTA - 0.25%
500,000		State of South Dakota	6.700	09/01/17	Aa3	604,715
		TOTAL SOUTH DAKOTA				604,715

TENNESSEE - 2.10%
125,000		Clarksville Natural Gas Acquisition Corp	5.000	12/15/16	A2	92,331
990,000		Memphis-Shelby County Airport Authority	5.000	09/01/09	Baa2	992,119
105,000		Shelby County Health Educational & Housing Facilities
		Board, EMT	5.500	08/15/19	A2	119,585
300,000		Tennessee Energy Acquisition Corp	5.000	09/01/11	Ba1	280,413
4,500,000		Tennessee Energy Acquisition Corp	5.000	09/01/16	Ba1	3,654,584
		TOTAL TENNESSEE				5,139,032

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
TEXAS - 12.09%
$ 2,600,000		Alliance Airport Authority, AMT	4.850%	04/01/21	Baa2	$2,011,100
1,170,000		Bexar Metropolitan Water District	5.000	05/01/17	A3	1,293,400
3,120,000		Brazos River Authority	4.900	10/01/15	Baa1	2,908,994
170,000	i	Brazos River Authority	5.380	04/01/19	Ba1	148,378
1,060,000		Brazos River Authority	5.130	05/01/19	Baa1	944,025
465,000	i	Brazos River Authority	5.130	05/01/19	Baa1	414,124
790,000		Brazos River Authority	5.130	11/01/20	Baa1	689,101
90,000	i	Brazos River Authority	5.750	05/01/36	Caa1	58,014
225,000	i	Brazos River Authority, AMT	6.300	07/01/32	Caa1	105,698
400,000		Charterwood Municipal Utility District	5.950	05/01/12	Aaa	400,164
405,000		City of Corpus Christi TX	5.000	07/15/15	A2	460,242
170,000		City of Houston TX, ETM	5.800	07/01/10	Aaa	174,889
1,000,000		County of Fort Bend TX, GO	5.000	03/01/16	Aa2	1,125,300
1,555,000		County of Harris TX	5.000	08/15/16	Aa3	1,773,462
500,000		Guadalupe-Blanco River Authority	5.250	04/15/19	A1	538,295
35,000		Harris County Flood Control District, GO	5.000	10/01/14	Aa1	39,505
1,900,000		Harris County Flood Control District, GO	5.250	10/01/18	Aa1	2,186,520
1,545,000		Humble Independent School District, GO	5.000	02/15/18	Aa2	1,750,500
1,205,000		Lower Colorado River Authority	5.000	05/15/17	A1	1,239,668
1,280,000		Lower Colorado River Authority, ETM	6.000	01/01/17	Baa1	1,541,581
160,000	i	Matagorda County Navigation District No	5.250	11/01/29	Baa1	112,131
20,000		North Central Texas Health Facility Development Corp	5.500	06/01/21	Aaa	22,986
1,000,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/16	A2	845,310
500,000		SA Energy Acquisition Public Facility Corp	5.250	08/01/18	A2	404,050
2,000,000		SA Energy Acquisition Public Facility Corp	5.500	08/01/19	A2	1,625,500
105,000	i	Sabine River Authority	6.450	06/01/21	Caa1	48,087
195,000	i	Sabine River Authority	5.500	05/01/22	Caa1	126,670
1,845,000		Sabine River Authority	6.150	08/01/22	Caa1	867,482
1,145,000	i	Sabine River Authority	5.800	07/01/22	Caa1	515,525
2,760,000		State of Texas, AMT, GO	5.000	08/01/18	Aa1	2,823,866
2,500,000		Texas Municipal Gas Acquisition & Supply Corp I	5.250	12/15/17	A2	1,825,700
485,000		Texas Public Building Authority	7.130	08/01/11	Aa2	518,053
		TOTAL TEXAS				29,538,320

UTAH - 0.51%
1,100,000		Utah Transit Authority	5.250	06/15/22	Aa3	1,254,462
		TOTAL UTAH				1,254,462

VERMONT - 0.44%
1,095,000		Vermont Housing Finance Agency, AMT	5.500	11/01/21	Aa3	1,080,174
		TOTAL VERMONT				1,080,174

VIRGINIA - 0.53%
150,000		Tobacco Settlement Financing Corp	5.500	06/01/26	Aaa	165,774
1,000,000		Virginia College Building Authority	5.000	09/01/14	Aa1	1,134,980
		TOTAL VIRGINIA				1,300,754

TIAA-CREF FUNDS - Tax-Exempt Bond Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	RATING†	VALUE
WASHINGTON - 2.24%
$ 125,000		Cowlitz County Public Utility District No 1	5.000%	09/01/11	Baa1	$135,943
75,000		Cowlitz County Public Utility District No 1, ETM	5.000	09/01/11	Baa1	82,204
790,000		Port of Seattle WA	5.000	03/01/15	Aa3	866,456
3,275,000		Port of Seattle WA	5.500	09/01/17	A1	3,593,395
700,000		Washington Economic Development Finance Authority	5.000	06/01/16	Aa2	797,328
		TOTAL WASHINGTON				5,475,326

WISCONSIN - 0.47%
1,000,000	h	State of Wisconsin	5.000	05/01/19	A1	1,035,200
95,000		State of Wisconsin	6.880	06/01/11	Aa1	100,860
		TOTAL WISCONSIN				1,136,060

		TOTAL LONG-TERM MUNICIPAL BONDS				242,503,111
		(Cost $247,995,346)

		TOTAL INVESTMENTS - 99.28%				242,503,111
		(Cost $247,995,346)

		OTHER ASSETS & LIABILITIES, NET - 0.72%				1,768,359

		NET ASSETS - 100.00%				$244,271,470

		The following abbreviations are used in portfolio descriptions:
		AMT - Alternative Minimum Tax (subject to)
		COP - Certificate of Participation
		ETM - Escrowed to Maturity
		GO - General Obligation
		NR - Not Rated
		WR - Withdrawn Rating

	†	As provided by Moody’s Investors Service (unaudited).
	h	These securities were purchased on a delayed delivery basis.
	i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.

TIAA-CREF FUNDS - Inflation-Linked Bond Fund

TIAA-CREF FUNDS
INFLATION-LINKED BOND FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

PRINCIPAL		ISSUER	VALUE

GOVERNMENT BONDS - 98.97%

U.S. TREASURY SECURITIES - 98.97%

		United States Treasury Inflation Indexed Notes/Bonds (k)
$ 39,293,039		0.880%, 04/15/10	$39,096,573
16,690,605		3.500%, 01/15/11	17,426,026
26,920,222		2.380%, 04/15/11	27,618,479
9,802,810		3.380%, 01/15/12	10,424,681
18,492,577		2.000%, 04/15/12	19,024,238
32,800,160		3.000%, 07/15/12	34,901,403
17,828,580		0.630%, 04/15/13	17,644,732
29,960,414		1.880%, 07/15/13	30,709,425
31,631,497		2.000%, 01/15/14	32,590,311
27,036,317		2.000%, 07/15/14	27,914,998
27,336,455		1.630%, 01/15/15	27,609,819
26,157,176		1.880%, 07/15/15	26,835,641
25,054,511		2.000%, 01/15/16	25,845,282
24,351,894		2.500%, 07/15/16	26,026,087
22,157,941		2.380%, 01/15/17	23,528,964
18,003,932		2.630%, 07/15/17	19,551,154
19,852,084		1.630%, 01/15/18	20,063,012
17,524,279		1.380%, 07/15/18	17,381,894
12,291,250		2.130%, 01/15/19	13,086,346
36,432,949		2.380%, 01/15/25	37,856,093
23,852,576		2.000%, 01/15/26	23,584,234
19,184,663		2.380%, 01/15/27	20,035,983
18,844,364		1.750%, 01/15/28	18,043,479
26,379,305		3.630%, 04/15/28	32,520,723
9,833,000		2.500%, 01/15/29	10,647,290
28,027,665		3.880%, 04/15/29	35,998,032
8,052,035		3.380%, 04/15/32	10,344,353
		TOTAL U.S. TREASURY SECURITIES	646,309,252

		TOTAL GOVERNMENT BONDS	646,309,252
		(Cost $631,626,440)

		TOTAL INVESTMENTS - 98.97%	646,309,252
		(Cost $631,626,440)

		OTHER ASSETS AND LIABILITIES, NET - 1.03%	6,704,763

		NET ASSETS - 100.00%	$653,014,015

	k	Principal amount for interest accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

TIAA-CREF FUNDS - Money Market Fund

TIAA-CREF FUNDS
MONEY MARKET FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009
			MATURITY
PRINCIPAL	ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 100.04%

BANKER'S ACCEPTANCES - 2.82%
$ 1,953,000	Bank of America NA		04/28/09	$1,950,730
1,255,000	Bank of America NA		05/04/09	1,252,642
1,193,000	Bank of America NA		05/18/09	1,191,754
1,458,000	Bank of America NA		06/15/09	1,454,963
1,470,000	Bank of America NA		06/16/09	1,466,897
2,000,000	Bank of America NA		06/22/09	1,995,443
1,917,000	JPMorgan Chase & Co		05/19/09	1,915,926
1,584,000	JPMorgan Chase Bank NA		04/06/09	1,583,890
1,741,000	JPMorgan Chase Bank NA		04/14/09	1,740,686
5,730,000	JPMorgan Chase Bank NA		04/20/09	5,728,489
776,000	JPMorgan Chase Bank NA		04/30/09	775,687
1,313,000	JPMorgan Chase Bank NA		05/01/09	1,312,562
2,921,000	JPMorgan Chase Bank NA		05/04/09	2,918,443
2,556,000	JPMorgan Chase Bank NA		05/12/09	2,552,062
3,531,000	JPMorgan Chase Bank NA		05/18/09	3,521,780
1,213,000	JPMorgan Chase Bank NA		05/26/09	1,211,981
1,231,000	JPMorgan Chase Bank NA		06/01/09	1,226,828
2,216,000	JPMorgan Chase Bank NA		07/07/09	2,212,417
2,834,000	JPMorgan Chase Bank NA		07/13/09	2,829,135
3,617,000	JPMorgan Chase Bank NA		07/21/09	3,610,309
	TOTAL BANKER'S ACCEPTANCES			42,452,624

CERTIFICATE OF DEPOSIT - 13.85%
8,595,000	Abbey National North America LLC	0.720%	05/15/09	8,595,210
10,000,000	Abbey National North America LLC	0.720	05/19/09	10,000,266
7,000,000	Abbey National North America LLC	0.600	06/05/09	7,000,252
5,000,000	Abbey National plc	0.660	06/04/09	5,000,177
9,500,000	Banco Bilbao Vizcaya Argentaria S.A.	1.010	04/23/09	9,500,058
10,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.700	05/15/09	10,000,001
10,000,000	Banco Bilbao Vizcaya Argentaria S.A.	0.910	06/08/09	10,000,000
5,175,000	Banco Bilbao Vizcaya Argentaria S.A.	1.010	06/17/09	5,175,662
5,000,000	Bank of Nova Scotia	0.650	04/24/09	5,000,000
9,950,000	Bank of Nova Scotia	0.730	05/19/09	9,950,000
5,000,000	Bank of Nova Scotia	0.700	05/29/09	5,000,000
10,310,000	Bank of Nova Scotia	0.700	06/09/09	10,310,000
2,065,000	Bank of Nova Scotia	0.580	06/18/09	2,065,000
5,000,000	BNP Paribas	0.600	05/22/09	5,000,142
5,000,000	Calyon North America, Inc	0.550	05/01/09	5,000,083
10,000,000	Calyon North America, Inc	1.050	05/05/09	10,000,189
10,000,000	Caylon North America, Inc	0.420	04/28/09	10,000,150
10,000,000	Rabobank Nederland NV	0.750	07/27/09	10,000,000
5,000,000	Rabobank USA Financial Corp	0.750	05/04/09	5,000,000
15,000,000	Royal Bank of Canada	0.600	06/10/09	15,000,582
5,000,000	Royal Bank of Canada	0.570	06/15/09	5,000,208
550,000	Royal Bank of Scotland plc	1.620	04/17/09	550,000

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 5,000,000		Societe Generale	2.050%	04/06/09	$5,000,000
10,000,000		Toronto Dominion Bank	1.900	07/20/09	10,000,000
5,000,000		Toronto Dominion Bank	0.850	09/22/09	5,000,000
5,000,000		Toronto-Dominion Bank	2.000	04/07/09	5,000,000
5,000,000		Toronto-Dominion Bank	0.620	05/28/09	5,000,000
5,000,000		Toronto-Dominion Bank	0.750	07/16/09	5,000,000
5,000,000		Toronto-Dominion Bank	0.850	07/21/09	5,000,000
5,000,000		Toronto-Dominion Bank	1.510	11/12/09	5,000,000
		TOTAL CERTIFICATE OF DEPOSIT			208,147,980

COMMERCIAL PAPER - 55.41%
5,000,000		Abbey National North America LLC		05/26/09	4,995,149
12,075,000		Abbey National North America LLC		08/17/09	12,031,953
4,065,000		Air Products & Chemicals, Inc		04/06/09	4,064,870
5,000,000		Air Products & Chemicals, Inc		04/14/09	4,999,585
22,220,000		American Honda Finance Corp		04/22/09	22,211,575
4,000,000		American Honda Finance Corp		06/03/09	3,995,800
4,470,000		Bank of Nova Scotia		06/18/09	4,464,383
7,740,000		Barclays US Funding Corp		04/16/09	7,735,033
2,745,000		Barclays US Funding Corp		04/21/09	2,743,300
6,000,000		Calyon North America, Inc		04/02/09	5,999,858
5,525,000		Ciesco LLC		04/08/09	5,524,409
5,425,000		Coca-Cola Co		06/01/09	5,420,220
4,000,000		Danske Corp		04/14/09	3,998,989
16,176,000		Danske Corp		05/28/09	16,158,840
5,200,000		Eli Lilly & Co		08/10/09	5,189,593
5,000,000		Fairway Finance LLC		04/01/09	5,000,000
5,000,000		Fairway Finance LLC		04/03/09	4,999,861
15,122,000		Fairway Finance LLC		05/11/09	15,111,079
8,845,000	p	GECC-TLGP		04/03/09	8,844,189
5,000,000	p	GECC-TLGP		06/15/09	4,994,792
10,000,000	p	GECC-TLGP		06/30/09	9,987,500
15,000,000	p	GECC-TLGP		07/08/09	14,974,683
4,770,000	p	GECC-TLGP		07/13/09	4,760,447
6,285,000	p	GECC-TLGP		07/20/09	6,270,597
4,000,000		Govco LLC		04/30/09	3,997,422
2,815,000		Govco LLC		05/13/09	2,807,611
5,000,000		Govco LLC		05/15/09	4,987,167
435,000		Govco LLC		06/16/09	433,393
7,480,000		Govco LLC		06/17/09	7,462,401
10,000,000		Govco LLC		06/23/09	9,971,180
2,735,000		HSBC Finance Corp		04/06/09	2,734,582
10,135,000		HSBC Finance Corp		04/08/09	10,132,931
10,000,000		ING US Funding LLC		04/20/09	9,996,411
4,150,000		ING US Funding LLC		04/24/09	4,148,144
2,325,000		ING US Funding LLC		05/14/09	2,322,223
2,740,000		ING US Funding LLC		05/21/09	2,737,260
9,000,000		Johnson & Johnson		04/28/09	8,990,025
5,000,000		Johnson & Johnson		06/30/09	4,995,250
8,733,000		Kitty Hawk Funding Corp		04/02/09	8,732,862
4,490,000		Kitty Hawk Funding Corp		04/21/09	4,488,453
2,346,000		Kitty Hawk Funding Corp		04/27/09	2,344,899
4,280,000		Kitty Hawk Funding Corp		05/01/09	4,277,610

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 3,791,000	Lloyds TSB Bank plc	04/07/09	$3,790,605
5,000,000	Lloyds TSB Bank plc	04/08/09	4,998,153
9,000,000	Lloyds TSB Bank plc	04/23/09	8,997,250
10,000,000	Nestle Capital Corp	04/07/09	9,999,666
5,000,000	Nestle Capital Corp	06/05/09	4,997,292
5,155,000	Nestle Capital Corp	06/19/09	5,151,833
3,110,000	Nestle Capital Corp	10/06/09	3,100,093
5,000,000	Nestle Capital Corp	10/09/09	4,982,757
5,480,000	Old Line Funding LLC	04/14/09	5,479,208
5,000,000	Old Line Funding LLC	04/15/09	4,999,028
5,000,000	Old Line Funding LLC	04/16/09	4,998,958
8,000,000	Old Line Funding LLC	04/20/09	7,998,047
8,267,000	Old Line Funding LLC	05/08/09	8,261,477
10,000,000	Old Line Funding LLC	05/18/09	9,992,167
5,698,000	Old Line Funding LLC	06/03/09	5,691,519
5,000,000	Old Line Funding LLC	06/12/09	4,994,000
2,025,000	PACCAR Financial Corp	04/21/09	2,024,573
1,655,000	PACCAR Financial Corp	04/24/09	1,654,598
1,000,000	PACCAR Financial Corp	04/30/09	999,815
6,030,000	PACCAR Financial Corp	05/21/09	6,024,974
1,200,000	PACCAR Financial Corp	06/11/09	1,198,888
4,500,000	Park Avenue Receivables Corp	04/02/09	4,499,944
10,000,000	Park Avenue Receivables Corp	04/15/09	9,998,056
1,022,000	Park Avenue Receivables Corp	04/16/09	1,021,808
4,021,000	Park Avenue Receivables Corp	04/27/09	4,019,838
3,395,000	Park Avenue Receivables Corp	05/04/09	3,393,288
5,000,000	Park Avenue Receivables Corp	05/19/09	4,997,000
4,500,000	Pfizer, Inc	04/02/09	4,499,850
5,000,000	Private Export Funding Corp	04/01/09	5,000,000
10,000,000	Private Export Funding Corp	05/21/09	9,992,361
2,670,000	Private Export Funding Corp	06/17/09	2,667,430
8,710,000	Private Export Funding Corp	06/18/09	8,699,621
8,000,000	Private Export Funding Corp	07/06/09	7,988,267
3,600,000	Private Export Funding Corp	07/20/09	3,593,950
14,730,000	Private Export Funding Corp	08/03/09	14,694,484
1,430,000	Procter & Gamble International Funding S.C.A	04/03/09	1,429,964
9,600,000	Procter & Gamble International Funding S.C.A	05/07/09	9,595,680
3,000,000	Procter & Gamble International Funding S.C.A	05/08/09	2,998,613
10,000,000	Procter & Gamble International Funding S.C.A	05/13/09	9,996,267
8,780,000	Procter & Gamble International Funding S.C.A	05/20/09	8,776,176
10,000,000	Procter & Gamble International Funding S.C.A	06/03/09	9,990,375
5,000,000	Procter & Gamble International Funding S.C.A	06/08/09	4,996,694
5,010,000	Rabobank USA Financial Corp	04/06/09	5,009,652
3,500,000	Rabobank USA Financial Corp	04/15/09	3,499,183
1,370,000	Rabobank USA Financial Corp	05/11/09	1,369,239
8,000,000	Rabobank USA Financial Corp	05/27/09	7,991,414
6,060,000	Rabobank USA Financial Corp	05/28/09	6,053,763
5,000,000	Rabobank USA Financial Corp	06/16/09	4,992,189
5,000,000	Rabobank USA Financial Corp	07/23/09	4,988,386
16,260,000	Ranger Funding Co LLC	04/09/09	16,258,096
5,000,000	Ranger Funding Co LLC	04/13/09	4,999,292
7,000,000	Ranger Funding Co LLC	04/14/09	6,998,812
10,000,000	Ranger Funding Co LLC	04/16/09	9,998,125

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 2,545,000	Royal Bank of Canada	05/22/09	$2,543,197
4,625,000	Sheffield Receivables Corp	04/16/09	4,624,036
5,000,000	Sheffield Receivables Corp	04/17/09	4,999,000
1,975,000	Sheffield Receivables Corp	05/08/09	1,973,884
4,500,000	Sheffield Receivables Corp	07/08/09	4,491,180
5,000,000	Sheffield Receivables Corp	07/10/09	4,989,583
10,000,000	Shell International Finance BV	06/24/09	9,992,300
540,000	Societe Generale North America, Inc	04/14/09	539,903
1,350,000	Societe Generale North America, Inc	04/23/09	1,349,670
1,285,000	Societe Generale North America, Inc	04/27/09	1,284,490
10,000,000	Societe Generale North America, Inc	04/30/09	9,992,749
3,000,000	Societe Generale North America, Inc	05/01/09	2,998,425
3,580,000	Societe Generale North America, Inc	05/12/09	3,577,146
10,000,000	Svensk Exportkredit AB	04/01/09	9,999,999
4,000,000	Svensk Exportkredit AB	04/06/09	3,999,667
5,000,000	Svensk Exportkredit AB	04/07/09	4,999,375
5,000,000	Svensk Exportkredit AB	04/09/09	4,999,000
3,100,000	Svensk Exportkredit AB	05/01/09	3,092,818
5,000,000	Svensk Exportkredit AB	05/05/09	4,997,167
3,000,000	Svensk Exportkredit AB	06/01/09	2,996,950
5,000,000	Svensk Exportkredit AB	06/09/09	4,993,292
12,000,000	Svensk Exportkredit AB	07/07/09	11,953,116
1,500,000	Svensk Exportkredit AB	08/18/09	1,494,035
9,900,000	Toronto Dominion Holdings USA, Inc	09/25/09	9,808,734
5,000,000	Toyota Motor Credit Corp	04/08/09	4,997,861
5,000,000	Toyota Motor Credit Corp	04/14/09	4,998,556
11,020,000	Toyota Motor Credit Corp	04/15/09	11,017,738
10,000,000	Toyota Motor Credit Corp	04/17/09	9,997,333
5,000,000	Toyota Motor Credit Corp	04/21/09	4,998,889
5,000,000	Toyota Motor Credit Corp	04/23/09	4,999,328
3,000,000	Toyota Motor Credit Corp	04/29/09	2,996,850
5,000,000	UBS Finance Delaware LLC	04/03/09	4,999,339
5,000,000	UBS Finance Delaware LLC	04/23/09	4,998,319
5,000,000	Unilever Capital Corp	04/07/09	4,999,416
5,000,000	Unilever Capital Corp	04/24/09	4,997,924
5,000,000	Unilever Capital Corp	04/29/09	4,997,278
2,000,000	United Parcel Service, Inc	04/02/09	1,999,973
4,500,000	Variable Funding Capital Co LLC	05/12/09	4,497,848
10,000,000	Variable Funding Capital Co LLC	05/22/09	9,993,200
10,000,000	Variable Funding Capital Co LLC	05/28/09	9,990,183
3,500,000	Variable Funding Capital Corp	04/01/09	3,500,000
1,535,000	Wal-Mart Stores, Inc	09/21/09	1,530,205
8,000,000	Yorktown Capital LLC	04/03/09	7,999,622
12,473,000	Yorktown Capital LLC	05/18/09	12,461,666
	TOTAL COMMERCIAL PAPER		833,040,491

U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 21.34%
350,000	Federal Farm Credit Bank (FFCB)	10/07/09	348,438
2,500,000	FFCB	12/11/09	2,485,007
2,055,000	Federal Home Loan Bank (FHLB)	04/13/09	2,052,877
6,000,000	FHLB	04/17/09	5,991,733
157,000	FHLB	04/20/09	156,743
4,515,000	FHLB	04/21/09	4,507,600

TIAA-CREF FUNDS - Money Market Fund

		MATURITY
PRINCIPAL	ISSUER	DATE	VALUE
$ 10,185,000	FHLB	04/22/09	$10,167,175
520,000	FHLB	04/23/09	519,142
3,730,000	FHLB	04/29/09	3,728,985
3,301,000	FHLB	05/05/09	3,291,180
4,645,000	FHLB	05/13/09	4,635,246
2,200,000	FHLB	05/26/09	2,195,967
200,000	FHLB	07/01/09	199,671
1,431,000	FHLB	08/27/09	1,427,647
10,000,000	FHLB	09/04/09	9,976,600
5,000,000	FHLB	09/16/09	4,989,733
2,360,000	FHLB	09/30/09	2,351,466
2,360,000	FHLB	10/01/09	2,352,442
2,710,000	FHLB	11/18/09	2,700,436
2,000,000	FHLB	12/01/09	1,991,867
2,245,000	FHLB	12/08/09	2,232,478
3,670,000	FHLB	12/14/09	3,649,090
100,000	FHLB	01/12/10	99,364
100,000	FHLB	02/10/10	99,213
100,000	FHLB	02/11/10	99,254
5,000,000	Federal Home Loan Mortgage Corp (FHLMC)	04/06/09	4,997,986
5,000,000	FHLMC	04/07/09	4,999,208
9,000,000	FHLMC	04/13/09	8,996,550
1,000,000	FHLMC	05/04/09	997,800
2,530,000	FHLMC	05/07/09	2,528,963
455,000	FHLMC	05/20/09	454,889
1,090,000	FHLMC	05/26/09	1,089,401
8,360,000	FHLMC	05/27/09	8,354,668
5,020,000	FHLMC	06/08/09	5,016,966
1,300,000	FHLMC	06/17/09	1,298,999
1,340,000	FHLMC	07/06/09	1,338,285
2,366,000	FHLMC	08/03/09	2,362,903
5,000,000	FHLMC	08/11/09	4,989,733
6,000,000	FHLMC	08/24/09	5,986,225
5,800,000	FHLMC	08/31/09	5,786,041
2,000,000	FHLMC	09/01/09	1,994,730
3,250,000	FHLMC	09/14/09	3,240,933
3,850,000	FHLMC	09/21/09	3,838,899
3,275,000	FHLMC	09/23/09	3,265,448
10,030,000	FHLMC	09/30/09	10,000,330
4,200,000	FHLMC	10/23/09	4,184,693
4,585,000	FHLMC	11/17/09	4,567,424
8,800,000	FHLMC	11/20/09	8,753,867
5,000,000	FHLMC	11/23/09	4,975,744
4,355,000	FHLMC	12/21/09	4,330,409
5,000,000	FHLMC	12/23/09	4,974,878
7,784,000	Federal National Mortgage Association (FNMA)	04/01/09	7,784,000
7,615,000	FNMA	04/27/09	7,608,798
3,000,000	FNMA	05/08/09	2,992,754
1,995,000	FNMA	05/11/09	1,992,451
10,000,000	FNMA	05/12/09	9,986,333
11,586,000	FNMA	05/20/09	11,568,759
6,920,000	FNMA	05/26/09	6,915,560
1,520,000	FNMA	05/29/09	1,519,253

TIAA-CREF FUNDS - Money Market Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE
$ 1,100,000		FNMA		06/25/09	$1,098,883
5,000,000		FNMA		07/22/09	4,992,222
9,950,000		FNMA		07/30/09	9,932,090
3,475,000		FNMA		08/03/09	3,468,656
14,610,000		FNMA		08/12/09	14,579,235
1,630,000		FNMA		08/24/09	1,626,520
6,295,000		FNMA		09/01/09	6,280,285
1,675,000		FNMA		09/09/09	1,670,768
3,505,000		FNMA		09/23/09	3,497,674
7,070,000		FNMA		09/25/09	7,050,882
3,200,000		FNMA		10/01/09	3,189,752
2,135,000		FNMA		10/26/09	2,125,502
4,595,000		FNMA		10/30/09	4,575,788
500,000		FNMA		11/05/09	497,729
1,000,000		FNMA		11/16/09	995,102
2,500,000		FNMA		12/01/09	2,487,292
2,878,000		FNMA		12/14/09	2,866,083
8,930,000		FNMA		12/21/09	8,893,327
5,000,000		United States Treasury Bill		11/19/09	4,984,050
		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES			320,755,074

U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES - 5.62%
18,500,000	i	Federal Home Loan Bank (FHLB)	1.290%	09/10/09	18,500,001
10,000,000	i	FHLB	0.970	01/08/10	10,000,000
10,000,000	i	FHLB	0.960	01/13/10	9,998,427
7,000,000	i	FHLB	0.770	02/26/10	7,000,000
10,000,000	i	FHLB	0.810	03/11/10	9,999,718
9,000,000	i	Federal Home Loan Mortgage Corp (FHLMC)	1.090	02/04/10	9,000,000
20,000,000	i	FHLMC	1.100	02/09/10	20,006,141
		TOTAL U.S. GOVERNMENT AND AGENCIES VARIABLE NOTES			84,504,287

VARIABLE NOTES - 1.00%
10,000,000	i	PACCAR Financial Corp	1.200	04/27/09	9,999,864
5,000,000	i	Toyota Motor Credit Corp	0.660	07/10/09	5,000,000
		TOTAL VARIABLE NOTES			14,999,864

		TOTAL SHORT-TERM INVESTMENTS			1,503,900,320
		(Cost $1,503,900,320)

		TOTAL PORTFOLIO - 100.04%			1,503,900,320
		(Cost $1,503,900,320)

		OTHER ASSETS & LIABILITIES, NET - (0.04)%			(581,200)
		NET ASSETS - 100.00%			$1,503,319,120

		The following abbreviations are used in portfolio description:
		LLC - Limited Liability Company
		plc - Public Limited Company

	i	Floating rate or variable rate securities reflects the rate in effect as of March 31, 2009.
	p	Security participates in the FDIC Temporary Liquidity Guarantee Program.

TIAA-CREF LIFECYCLE FUNDS
2010 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.48%(a)
10,194,856	TIAA-CREF Bond Fund	$100,011,536
4,097,956	TIAA-CREF Enhanced International Equity Index Fund	18,604,721
4,694,589	TIAA-CREF Enhanced Large-Cap Growth Index Fund	27,745,020
4,676,677	TIAA-CREF Enhanced Large-Cap Value Index Fund	24,131,655
2,466,172	TIAA-CREF Growth & Income Fund	14,673,722
198,906	TIAA-CREF Growth Equity Fund	986,575
1,223,093	TIAA-CREF High-Yield Fund	8,891,884
977,917	TIAA-CREF Inflation-Linked Bond Fund	9,964,970
3,469,744	TIAA-CREF International Equity Fund	18,771,316
2,656,818	TIAA-CREF Large-Cap Growth Fund	17,455,295
2,130,167	TIAA-CREF Large-Cap Value Fund	16,104,066
140,314	TIAA-CREF Mid-Cap Growth Fund	1,384,895
126,041	TIAA-CREF Mid-Cap Value Fund	1,207,474
552,058	TIAA-CREF Money Market Fund	552,058
1,463,545	TIAA-CREF Short-Term Bond Fund	14,372,008
1,090,262	TIAA-CREF Small-Cap Equity Fund	8,384,112
	TOTAL TIAA-CREF FUNDS	283,241,307
	(Cost $340,789,723)

	TOTAL INVESTMENTS - 99.48%	283,241,307
	(Cost $340,789,723)
	OTHER ASSETS & LIABILITIES, NET - 0.52%	1,493,530

	NET ASSETS - 100.00%	$284,734,837

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

1

TIAA-CREF LIFECYCLE FUNDS
2015 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.29%(a)
9,272,029	TIAA-CREF Bond Fund	$90,958,602
5,052,908	TIAA-CREF Enhanced International Equity Index Fund	22,940,204
5,795,384	TIAA-CREF Enhanced Large-Cap Growth Index Fund	34,250,718
5,771,195	TIAA-CREF Enhanced Large-Cap Value Index Fund	29,779,364
3,042,774	TIAA-CREF Growth & Income Fund	18,104,506
586,185	TIAA-CREF Growth Equity Fund	2,907,478
1,445,285	TIAA-CREF High-Yield Fund	10,507,219
766,188	TIAA-CREF Inflation-Linked Bond Fund	7,807,451
4,269,301	TIAA-CREF International Equity Fund	23,096,920
3,040,579	TIAA-CREF Large-Cap Growth Fund	19,976,601
2,632,782	TIAA-CREF Large-Cap Value Fund	19,903,833
173,204	TIAA-CREF Mid-Cap Growth Fund	1,709,527
155,292	TIAA-CREF Mid-Cap Value Fund	1,487,700
1,013,007	TIAA-CREF Short-Term Bond Fund	9,947,730
1,345,242	TIAA-CREF Small-Cap Equity Fund	10,344,913
	TOTAL TIAA-CREF FUNDS	303,722,766
	(Cost $381,023,829)

	TOTAL INVESTMENTS - 99.29%	303,722,766
	(Cost $381,023,829)
	OTHER ASSETS & LIABILITIES, NET - 0.71%	2,185,795

	NET ASSETS - 100.00%	$305,908,561

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

2

TIAA-CREF LIFECYCLE FUNDS
2020 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.12%(a)
7,604,481	TIAA-CREF Bond Fund	$74,599,960
5,591,257	TIAA-CREF Enhanced International Equity Index Fund	25,384,306
6,447,191	TIAA-CREF Enhanced Large-Cap Growth Index Fund	38,102,900
6,408,574	TIAA-CREF Enhanced Large-Cap Value Index Fund	33,068,240
3,381,950	TIAA-CREF Growth & Income Fund	20,122,605
589,963	TIAA-CREF Growth Equity Fund	2,926,219
1,521,332	TIAA-CREF High-Yield Fund	11,060,087
344,652	TIAA-CREF Inflation-Linked Bond Fund	3,512,002
4,721,842	TIAA-CREF International Equity Fund	25,545,167
3,389,939	TIAA-CREF Large-Cap Growth Fund	22,271,896
2,918,730	TIAA-CREF Large-Cap Value Fund	22,065,602
192,615	TIAA-CREF Mid-Cap Growth Fund	1,901,108
172,742	TIAA-CREF Mid-Cap Value Fund	1,654,871
403,391	TIAA-CREF Short-Term Bond Fund	3,961,298
1,493,406	TIAA-CREF Small-Cap Equity Fund	11,484,292
	TOTAL TIAA-CREF FUNDS	297,660,553
	(Cost $385,303,566)

	TOTAL INVESTMENTS - 99.12%	297,660,553
	(Cost $385,303,566)
	OTHER ASSETS & LIABILITIES, NET - 0.88%	2,639,090

	NET ASSETS - 100.00%	$300,299,643

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

3

TIAA-CREF LIFECYCLE FUNDS
2025 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.00%(a)
5,436,601	TIAA-CREF Bond Fund	$53,333,057
5,612,489	TIAA-CREF Enhanced International Equity Index Fund	25,480,698
6,505,147	TIAA-CREF Enhanced Large-Cap Growth Index Fund	38,445,416
6,445,745	TIAA-CREF Enhanced Large-Cap Value Index Fund	33,260,042
3,407,859	TIAA-CREF Growth & Income Fund	20,276,759
549,757	TIAA-CREF Growth Equity Fund	2,726,794
1,474,268	TIAA-CREF High-Yield Fund	10,717,926
4,750,126	TIAA-CREF International Equity Fund	25,698,182
3,286,518	TIAA-CREF Large-Cap Growth Fund	21,592,423
2,926,003	TIAA-CREF Large-Cap Value Fund	22,120,580
194,163	TIAA-CREF Mid-Cap Growth Fund	1,916,393
174,171	TIAA-CREF Mid-Cap Value Fund	1,668,554
1,502,644	TIAA-CREF Small-Cap Equity Fund	11,555,331
	TOTAL TIAA-CREF FUNDS	268,792,155
	(Cost $359,195,802)

	TOTAL INVESTMENTS - 99.00%	268,792,155
	(Cost $359,195,802)
	OTHER ASSETS & LIABILITIES, NET - 1.00%	2,710,932

	NET ASSETS - 100.00%	$271,503,087

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

4

TIAA-CREF LIFECYCLE FUNDS
2030 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.76%(a)
3,010,642	TIAA-CREF Bond Fund	$29,534,396
5,713,165	TIAA-CREF Enhanced International Equity Index Fund	25,937,769
6,620,974	TIAA-CREF Enhanced Large-Cap Growth Index Fund	39,129,957
6,569,051	TIAA-CREF Enhanced Large-Cap Value Index Fund	33,896,305
3,470,802	TIAA-CREF Growth & Income Fund	20,651,273
504,517	TIAA-CREF Growth Equity Fund	2,502,407
1,363,054	TIAA-CREF High-Yield Fund	9,909,403
4,827,601	TIAA-CREF International Equity Fund	26,117,321
3,561,136	TIAA-CREF Large-Cap Growth Fund	23,396,661
2,985,118	TIAA-CREF Large-Cap Value Fund	22,567,488
197,758	TIAA-CREF Mid-Cap Growth Fund	1,951,867
177,043	TIAA-CREF Mid-Cap Value Fund	1,696,072
1,530,975	TIAA-CREF Small-Cap Equity Fund	11,773,196
	TOTAL TIAA-CREF FUNDS	249,064,115
	(Cost $340,944,922)

	TOTAL INVESTMENTS - 98.76%	249,064,115
	(Cost $340,944,922)
	OTHER ASSETS & LIABILITIES, NET - 1.24%	3,129,870

	NET ASSETS - 100.00%	$252,193,985

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

5

TIAA-CREF LIFECYCLE FUNDS
2035 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.63%(a)
1,426,449	TIAA-CREF Bond Fund	$13,993,460
5,779,980	TIAA-CREF Enhanced International Equity Index Fund	26,241,110
6,615,200	TIAA-CREF Enhanced Large-Cap Growth Index Fund	39,095,831
6,591,654	TIAA-CREF Enhanced Large-Cap Value Index Fund	34,012,936
3,473,716	TIAA-CREF Growth & Income Fund	20,668,610
320,809	TIAA-CREF Growth Equity Fund	1,591,215
1,291,320	TIAA-CREF High-Yield Fund	9,387,894
4,888,556	TIAA-CREF International Equity Fund	26,447,090
3,773,604	TIAA-CREF Large-Cap Growth Fund	24,792,577
3,000,976	TIAA-CREF Large-Cap Value Fund	22,687,375
197,670	TIAA-CREF Mid-Cap Growth Fund	1,951,001
177,283	TIAA-CREF Mid-Cap Value Fund	1,698,375
1,536,384	TIAA-CREF Small-Cap Equity Fund	11,814,795
	TOTAL TIAA-CREF FUNDS	234,382,269
	(Cost $320,050,172)

	TOTAL INVESTMENTS - 98.63%	234,382,269
	(Cost $320,050,172)
	OTHER ASSETS & LIABILITIES, NET - 1.37%	3,250,646

	NET ASSETS - 100.00%	$237,632,915

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

6

TIAA-CREF LIFECYCLE FUNDS
2040 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.63%(a)
2,140,360	TIAA-CREF Bond Fund	$20,996,933
8,672,723	TIAA-CREF Enhanced International Equity Index Fund	39,374,163
9,999,792	TIAA-CREF Enhanced Large-Cap Growth Index Fund	59,098,769
9,935,032	TIAA-CREF Enhanced Large-Cap Value Index Fund	51,264,764
5,242,102	TIAA-CREF Growth & Income Fund	31,190,508
172,479	TIAA-CREF Growth Equity Fund	855,498
1,935,225	TIAA-CREF High-Yield Fund	14,069,084
7,325,985	TIAA-CREF International Equity Fund	39,633,578
5,975,314	TIAA-CREF Large-Cap Growth Fund	39,257,814
4,514,957	TIAA-CREF Large-Cap Value Fund	34,133,075
298,838	TIAA-CREF Mid-Cap Growth Fund	2,949,532
267,344	TIAA-CREF Mid-Cap Value Fund	2,561,157
2,315,370	TIAA-CREF Small-Cap Equity Fund	17,805,196
	TOTAL TIAA-CREF FUNDS	353,190,071
	(Cost $478,462,986)

	TOTAL INVESTMENTS - 98.63%	353,190,071
	(Cost $478,462,986)
	OTHER ASSETS & LIABILITIES, NET - 1.37%	4,905,968

	NET ASSETS - 100.00%	$358,096,039

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

7

TIAA-CREF LIFECYCLE FUNDS
2045 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 97.09%(a)
65,073	TIAA-CREF Bond Fund	$638,369
259,216	TIAA-CREF Enhanced International Equity Index Fund	1,176,842
294,839	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,742,499
294,643	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,520,357
155,444	TIAA-CREF Growth & Income Fund	924,890
58,576	TIAA-CREF High-Yield Fund	425,845
219,520	TIAA-CREF International Equity Fund	1,187,606
176,989	TIAA-CREF Large-Cap Growth Fund	1,162,817
134,154	TIAA-CREF Large-Cap Value Fund	1,014,204
8,818	TIAA-CREF Mid-Cap Growth Fund	87,032
7,919	TIAA-CREF Mid-Cap Value Fund	75,860
68,690	TIAA-CREF Small-Cap Equity Fund	528,224
	TOTAL TIAA-CREF FUNDS	10,484,545
	(Cost $12,241,492)

	TOTAL INVESTMENTS - 97.09%	10,484,545
	(Cost $12,241,492)
	OTHER ASSETS & LIABILITIES, NET - 2.91%	314,269

	NET ASSETS - 100.00%	$10,798,814

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

8

TIAA-CREF LIFECYCLE FUNDS
2050 FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 98.56%(a)
32,055	TIAA-CREF Bond Fund	$314,464
127,994	TIAA-CREF Enhanced International Equity Index Fund	581,092
145,857	TIAA-CREF Enhanced Large-Cap Growth Index Fund	862,013
145,615	TIAA-CREF Enhanced Large-Cap Value Index Fund	751,375
76,728	TIAA-CREF Growth & Income Fund	456,530
28,862	TIAA-CREF High-Yield Fund	209,827
108,337	TIAA-CREF International Equity Fund	586,103
87,541	TIAA-CREF Large-Cap Growth Fund	575,143
66,310	TIAA-CREF Large-Cap Value Fund	501,301
4,363	TIAA-CREF Mid-Cap Growth Fund	43,061
3,916	TIAA-CREF Mid-Cap Value Fund	37,511
33,944	TIAA-CREF Small-Cap Equity Fund	261,029
	TOTAL TIAA-CREF FUNDS	5,179,449
	(Cost $6,230,098)

	TOTAL INVESTMENTS - 98.56%	5,179,449
	(Cost $6,230,098)
	OTHER ASSETS & LIABILITIES, NET - 1.44%	75,786

	NET ASSETS - 100.00%	$5,255,235

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

9

TIAA-CREF LIFECYCLE FUNDS
RETIREMENT INCOME FUND
SCHEDULE OF INVESTMENTS (unaudited)
March 31, 2009

SHARES	COMPANY	VALUE

TIAA-CREF FUNDS - 99.88%(a)
764,749	TIAA-CREF Bond Fund	$7,502,184
198,190	TIAA-CREF Enhanced International Equity Index Fund	899,783
226,844	TIAA-CREF Enhanced Large-Cap Growth Index Fund	1,340,649
226,218	TIAA-CREF Enhanced Large-Cap Value Index Fund	1,167,287
119,225	TIAA-CREF Growth & Income Fund	709,391
30,986	TIAA-CREF High-Yield Fund	225,266
103,614	TIAA-CREF Inflation-Linked Bond Fund	1,055,824
167,542	TIAA-CREF International Equity Fund	906,400
137,829	TIAA-CREF Large-Cap Growth Fund	905,534
102,954	TIAA-CREF Large-Cap Value Fund	778,329
6,785	TIAA-CREF Mid-Cap Growth Fund	66,968
6,085	TIAA-CREF Mid-Cap Value Fund	58,291
345,979	TIAA-CREF Money Market Fund	345,979
141,172	TIAA-CREF Short-Term Bond Fund	1,386,307
52,726	TIAA-CREF Small-Cap Equity Fund	405,465
	TOTAL TIAA-CREF FUNDS	17,753,657
	(Cost $19,323,258)

	TOTAL INVESTMENTS - 99.88%	17,753,657
	(Cost $19,323,258)
	OTHER ASSETS & LIABILITIES, NET - 0.12%	21,348

	NET ASSETS - 100.00%	$17,775,005

(a) The Fund invests its assets in Institutional Class shares of the affiliated TIAA-CREF Fund.

10

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this semi-annual reporting period.

     (b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s first fiscal half-year that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer
12(a)(2)(ii) Section 302 certification of the principal financial officer
12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: May 22, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: May 22, 2009	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Dated: May 22, 2009	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer